Quarterly Report
March 31, 2024
SPDR® Series Trust
Equity Funds
Fixed Income Funds
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.7%
DIVERSIFIED REITs — 2.4%
American Assets Trust, Inc. REIT	68,708	$1,505,393
Broadstone Net Lease, Inc. REIT	274,783	4,305,850
Empire State Realty Trust, Inc. Class A REIT	196,963	1,995,235
Essential Properties Realty Trust, Inc. REIT	237,064	6,320,126
Global Net Lease, Inc. REIT	252,234	1,959,858
WP Carey, Inc. REIT	315,930	17,831,089
		33,917,551
HEALTH CARE REITs — 10.5%
CareTrust REIT, Inc.	194,616	4,742,792
Community Healthcare Trust, Inc. REIT	29,192	775,048
Diversified Healthcare Trust REIT	319,752	786,590
Global Medical REIT, Inc.	87,099	762,116
Healthcare Realty Trust, Inc. REIT	539,142	7,628,859
Healthpeak Properties, Inc. REIT	1,019,369	19,113,169
Medical Properties Trust, Inc. REIT (a)	860,240	4,043,128
National Health Investors, Inc. REIT	64,220	4,034,942
Omega Healthcare Investors, Inc. REIT	358,199	11,344,162
Universal Health Realty Income Trust REIT	16,482	605,054
Ventas, Inc. REIT	590,098	25,692,867
Welltower, Inc. REIT	746,106	69,716,145
		149,244,872
HOTEL & RESORT REITs — 4.2%
Apple Hospitality REIT, Inc.	313,533	5,135,671
Chatham Lodging Trust REIT	69,284	700,461
DiamondRock Hospitality Co. REIT	312,549	3,003,596
Host Hotels & Resorts, Inc. REIT	1,032,674	21,355,698
Park Hotels & Resorts, Inc. REIT	301,138	5,266,904
Pebblebrook Hotel Trust REIT	177,969	2,742,502
RLJ Lodging Trust REIT	227,725	2,691,710
Ryman Hospitality Properties, Inc. REIT	88,406	10,220,618
Service Properties Trust REIT	212,306	1,439,435
Summit Hotel Properties, Inc. REIT	152,642	993,699
Sunstone Hotel Investors, Inc. REIT	303,602	3,382,126
Xenia Hotels & Resorts, Inc. REIT	155,613	2,335,751
		59,268,171
INDUSTRIAL REITs — 17.4%
Americold Realty Trust, Inc. REIT	386,465	9,630,708
EastGroup Properties, Inc. REIT	70,555	12,683,672
First Industrial Realty Trust, Inc. REIT	195,345	10,263,426
Innovative Industrial Properties, Inc. REIT	40,987	4,243,794
Security Description	Shares	Value
LXP Industrial Trust REIT	424,315	$3,827,321
Plymouth Industrial REIT, Inc.	56,179	1,264,028
Prologis, Inc. REIT	1,316,758	171,468,227
Rexford Industrial Realty, Inc. REIT	307,031	15,443,659
STAG Industrial, Inc. REIT	271,901	10,451,875
Terreno Realty Corp. REIT	128,562	8,536,517
		247,813,227
OFFICE REITs — 6.3%
Alexandria Real Estate Equities, Inc. REIT	228,810	29,495,897
Boston Properties, Inc. REIT	210,292	13,734,171
Brandywine Realty Trust REIT	197,397	947,506
COPT Defense Properties REIT	165,873	4,009,150
Cousins Properties, Inc. REIT	221,728	5,330,341
Douglas Emmett, Inc. REIT	242,213	3,359,494
Easterly Government Properties, Inc. REIT	118,547	1,364,476
Equity Commonwealth REIT (b)	159,756	3,016,193
Highwoods Properties, Inc. REIT	149,545	3,915,088
Hudson Pacific Properties, Inc. REIT (a)	179,766	1,159,491
JBG SMITH Properties REIT (a)	124,190	1,993,249
Kilroy Realty Corp. REIT	155,597	5,668,399
NET Lease Office Properties REIT (a)	21,110	502,418
Office Properties Income Trust REIT (a)	59,756	121,902
Orion Office REIT, Inc.	68,765	241,365
Paramount Group, Inc. REIT	234,781	1,101,123
Piedmont Office Realty Trust, Inc. Class A REIT	163,285	1,147,894
SL Green Realty Corp. REIT	93,867	5,174,888
Vornado Realty Trust REIT (a)	233,774	6,725,678
		89,008,723
RESIDENTIAL REITs — 18.2%
American Homes 4 Rent Class A REIT	469,648	17,273,653
Apartment Income REIT Corp.	206,122	6,692,781
Apartment Investment & Management Co. Class A REIT (b)	198,029	1,621,857
AvalonBay Communities, Inc. REIT	210,687	39,095,080
Camden Property Trust REIT	155,080	15,259,872
Centerspace REIT	20,994	1,199,597
Elme Communities REIT	122,353	1,703,154
Equity LifeStyle Properties, Inc. REIT	275,582	17,747,481
Equity Residential REIT	513,022	32,376,818
Essex Property Trust, Inc. REIT	94,560	23,149,234
Independence Realty Trust, Inc. REIT	330,675	5,333,788
Invitation Homes, Inc. REIT	854,512	30,429,172
Mid-America Apartment Communities, Inc. REIT	170,044	22,374,390

See accompanying notes to Schedule of Investments.

SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
NexPoint Residential Trust, Inc. REIT	27,742	$893,015
Sun Communities, Inc. REIT	182,348	23,446,306
UDR, Inc. REIT	441,822	16,528,561
UMH Properties, Inc. REIT	88,760	1,441,462
Veris Residential, Inc. REIT	117,004	1,779,631
		258,345,852
RETAIL REITs — 17.7%
Acadia Realty Trust REIT	147,736	2,512,989
Agree Realty Corp. REIT	145,437	8,307,361
Brixmor Property Group, Inc. REIT	443,005	10,388,467
Federal Realty Investment Trust REIT	108,958	11,126,791
Getty Realty Corp. REIT	69,180	1,892,073
Kimco Realty Corp. REIT	977,475	19,168,285
Kite Realty Group Trust REIT	323,104	7,004,895
Macerich Co. REIT	316,075	5,445,972
NETSTREIT Corp. (a)	93,756	1,722,298
NNN REIT, Inc.	269,596	11,522,533
Phillips Edison & Co., Inc. REIT	178,500	6,402,795
Realty Income Corp. REIT	1,217,490	65,866,209
Regency Centers Corp. REIT	246,729	14,941,908
Retail Opportunity Investments Corp. REIT	182,574	2,340,599
Simon Property Group, Inc. REIT	458,726	71,786,032
SITE Centers Corp. REIT	266,569	3,905,236
Tanger, Inc. REIT	157,508	4,651,211
Urban Edge Properties REIT	175,251	3,026,585
		252,012,239
SPECIALIZED REITs — 22.0%
CubeSmart REIT	328,217	14,841,973
Digital Realty Trust, Inc. REIT	439,726	63,338,133
EPR Properties REIT	111,110	4,716,619
Equinix, Inc. REIT	132,277	109,172,176
Extra Space Storage, Inc. REIT	306,717	45,087,399
Four Corners Property Trust, Inc. REIT	133,475	3,266,133
Security Description	Shares	Value
National Storage Affiliates Trust REIT	109,572	$4,290,840
Public Storage REIT	231,017	67,008,791
		311,722,064
TOTAL COMMON STOCKS (Cost $1,726,854,043)		1,401,332,699
SHORT-TERM INVESTMENTS — 1.2%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (c) (d)	8,579,738	8,582,312
State Street Navigator Securities Lending Portfolio II (e) (f)	8,084,129	8,084,129
TOTAL SHORT-TERM INVESTMENTS (Cost $16,667,051)		16,666,441
TOTAL INVESTMENTS — 99.9% (Cost $1,743,521,094)		1,417,999,140
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		1,041,339
NET ASSETS — 100.0%		$1,419,040,479
(a)	All or a portion of the shares of the security are on loan at March 31, 2024.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

At  March 31, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Dow Jones U.S. Real Estate Index (long)	457	06/21/2024	$15,962,007	$15,912,740	$(49,267)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,401,332,699	$—	$—	$1,401,332,699
Short-Term Investments	16,666,441	—	—	16,666,441
TOTAL INVESTMENTS	$1,417,999,140	$—	$—	$1,417,999,140
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(49,267)	$—	$—	$(49,267)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(49,267)	$—	$—	$(49,267)

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	7,247,438	$7,248,887	$59,788,827	$58,456,278	$1,630	$(754)	8,579,738	$8,582,312	$513,188
State Street Navigator Securities Lending Portfolio II	19,734,758	19,734,758	264,924,716	276,575,345	—	—	8,084,129	8,084,129	59,134
Total		$26,983,645	$324,713,543	$335,031,623	$1,630	$(754)		$16,666,441	$572,322
See accompanying notes to Schedule of Investments.

SPDR FACTSET INNOVATIVE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
CAPITAL MARKETS — 1.1%
SEI Investments Co.	15,553	$1,118,261
COMMUNICATIONS EQUIPMENT — 0.7%
Calix, Inc. (a)	22,348	741,060
CONSUMER FINANCE — 0.7%
Upstart Holdings, Inc. (a)	25,373	682,280
DIVERSIFIED CONSUMER SERVICES — 0.9%
Duolingo, Inc. (a)	4,399	970,331
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.3%
Advanced Energy Industries, Inc.	9,678	986,962
Arlo Technologies, Inc. (a)	99,633	1,260,358
Daktronics, Inc. (a)	110,964	1,105,201
PAR Technology Corp. (a) (b)	23,480	1,065,053
		4,417,574
ENTERTAINMENT — 4.7%
Electronic Arts, Inc.	6,808	903,217
Netflix, Inc. (a)	2,062	1,252,314
ROBLOX Corp. Class A (a)	22,926	875,315
Roku, Inc. (a)	9,059	590,375
Spotify Technology SA (a)	4,764	1,257,220
		4,878,441
FINANCIAL SERVICES — 2.6%
Block, Inc. (a)	13,494	1,141,322
Toast, Inc. Class A (a)	60,901	1,517,653
		2,658,975
HEALTH CARE TECHNOLOGY — 2.2%
Doximity, Inc. Class A (a)	38,221	1,028,527
Veeva Systems, Inc. Class A (a)	5,376	1,245,565
		2,274,092
INTERACTIVE MEDIA & SERVICES — 3.9%
Meta Platforms, Inc. Class A	2,783	1,351,369
Pinterest, Inc. Class A (a)	26,793	928,913
Yandex NV Class A (a) (c)	41,307	—
ZipRecruiter, Inc. Class A (a)	69,373	797,096
ZoomInfo Technologies, Inc. (a)	59,779	958,258
		4,035,636
IT SERVICES — 10.3%
Amdocs Ltd.	10,912	986,117
Cognizant Technology Solutions Corp. Class A	13,282	973,438
DigitalOcean Holdings, Inc. (a)	30,067	1,147,958
EPAM Systems, Inc. (a)	3,518	971,531
Fastly, Inc. Class A (a)	54,149	702,313
Globant SA (a)	4,144	836,674
Kyndryl Holdings, Inc. (a)	50,779	1,104,951
MongoDB, Inc. (a)	2,468	885,123
Okta, Inc. (a)	12,944	1,354,201
Perficient, Inc. (a)	14,455	813,672
Security Description	Shares	Value
Twilio, Inc. Class A (a)	13,223	$808,586
		10,584,564
MEDIA — 4.9%
Integral Ad Science Holding Corp. (a)	66,629	664,291
Magnite, Inc. (a)	110,556	1,188,477
Perion Network Ltd. (a)	33,573	754,721
PubMatic, Inc. Class A (a)	54,682	1,297,057
Trade Desk, Inc. Class A (a)	13,244	1,157,791
		5,062,337
PROFESSIONAL SERVICES — 7.1%
Alight, Inc. Class A (a)	117,416	1,156,548
ASGN, Inc. (a)	10,298	1,078,818
Clarivate PLC (a) (b)	116,491	865,528
Concentrix Corp.	9,902	655,710
Fiverr International Ltd. (a) (b)	35,088	739,304
Genpact Ltd.	27,229	897,196
SS&C Technologies Holdings, Inc.	16,413	1,056,505
Upwork, Inc. (a)	66,445	814,616
		7,264,225
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.7%
Opendoor Technologies, Inc. (a)	255,498	774,159
Zillow Group, Inc. Class C (a)	20,144	982,624
		1,756,783
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 12.6%
Advanced Micro Devices, Inc. (a)	7,213	1,301,874
Camtek Ltd. (a) (b)	14,728	1,233,765
GLOBALFOUNDRIES, Inc. (a) (b)	17,818	928,496
Impinj, Inc. (a) (b)	11,324	1,454,115
KLA Corp.	1,764	1,232,278
MaxLinear, Inc. (a)	48,202	899,931
Monolithic Power Systems, Inc.	1,660	1,124,517
NVIDIA Corp.	1,944	1,756,521
Onto Innovation, Inc. (a)	6,753	1,222,833
SiTime Corp. (a)	8,166	761,316
Tower Semiconductor Ltd. (a)	32,991	1,103,549
		13,019,195
SOFTWARE — 38.9%
Agilysys, Inc. (a)	11,124	937,308
Appian Corp. Class A (a)	25,538	1,020,243
AppLovin Corp. Class A (a)	25,123	1,739,014
Asana, Inc. Class A (a) (b)	48,091	744,930
Braze, Inc. Class A (a)	17,295	766,168
Check Point Software Technologies Ltd. (a)	6,384	1,047,040
Clearwater Analytics Holdings, Inc. Class A (a)	48,621	860,105
Crowdstrike Holdings, Inc. Class A (a)	3,891	1,247,416
CyberArk Software Ltd. (a)	4,668	1,239,961
Datadog, Inc. Class A (a)	8,243	1,018,835
Digital Turbine, Inc. (a)	151,821	397,771

See accompanying notes to Schedule of Investments.

SPDR FACTSET INNOVATIVE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
DocuSign, Inc. (a)	18,777	$1,118,170
DoubleVerify Holdings, Inc. (a)	28,015	985,007
Dynatrace, Inc. (a)	17,269	801,972
Fortinet, Inc. (a)	17,952	1,226,301
Gitlab, Inc. Class A (a)	15,812	922,156
HashiCorp, Inc. Class A (a)	44,988	1,212,427
Intapp, Inc. (a)	25,951	890,119
Jamf Holding Corp. (a)	54,820	1,005,947
Lightspeed Commerce, Inc. (a) (b)	54,902	771,922
LiveRamp Holdings, Inc. (a)	27,340	943,230
Monday.com Ltd. (a)	5,362	1,211,115
nCino, Inc. (a)	31,834	1,189,955
Olo, Inc. Class A (a)	163,443	897,302
PagerDuty, Inc. (a)	42,401	961,655
Pegasystems, Inc.	17,818	1,151,756
PROS Holdings, Inc. (a)	25,183	914,898
Q2 Holdings, Inc. (a)	24,501	1,287,773
Qualys, Inc. (a)	4,973	829,845
Rapid7, Inc. (a)	16,440	806,218
Riot Platforms, Inc. (a)	59,010	722,282
Samsara, Inc. Class A (a)	27,804	1,050,713
SentinelOne, Inc. Class A (a)	38,962	908,204
Smartsheet, Inc. Class A (a)	21,158	814,583
SPS Commerce, Inc. (a)	5,150	952,235
Tenable Holdings, Inc. (a)	22,684	1,121,270
Teradata Corp. (a)	21,567	833,996
UiPath, Inc. Class A (a)	37,974	860,871
Unity Software, Inc. (a)	28,651	764,982
Varonis Systems, Inc. (a)	21,442	1,011,419
Zscaler, Inc. (a)	4,680	901,508
		40,088,622
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.4%
Super Micro Computer, Inc. (a)	3,422	3,456,323
TOTAL COMMON STOCKS (Cost $126,732,410)		103,008,699
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 4.1%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (d) (e)	30,395	$30,404
State Street Navigator Securities Lending Portfolio II (f) (g)	4,227,697	4,227,697
TOTAL SHORT-TERM INVESTMENTS (Cost $4,258,101)		4,258,101
TOTAL INVESTMENTS — 104.1% (Cost $130,990,511)		107,266,800
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.1)%		(4,264,454)
NET ASSETS — 100.0%		$103,002,346
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2024.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2024, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2024.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$103,008,699	$—	$0(a)	$103,008,699
Short-Term Investments	4,258,101	—	—	4,258,101
TOTAL INVESTMENTS	$107,266,800	$—	$0	$107,266,800
(a)	The Fund held a Level 3 security that was valued at $0 at March 31, 2024.
See accompanying notes to Schedule of Investments.

SPDR FACTSET INNOVATIVE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	65,466	$65,479	$450,920	$486,002	$7	$—	30,395	$30,404	$1,548
State Street Navigator Securities Lending Portfolio II	10,188,413	10,188,413	51,851,802	57,812,518	—	—	4,227,697	4,227,697	60,906
Total		$10,253,892	$52,302,722	$58,298,520	$7	$—		$4,258,101	$62,454
See accompanying notes to Schedule of Investments.

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.3%
AUSTRALIA — 1.9%
BHP Group Ltd.	41,345	$1,194,116
National Australia Bank Ltd.	63,086	1,425,689
Rio Tinto PLC	18,912	1,198,590
		3,818,395
BELGIUM — 0.6%
Anheuser-Busch InBev SA	20,323	1,239,231
BRAZIL — 0.6%
Petroleo Brasileiro SA ADR	27,696	412,670
Petroleo Brasileiro SA Preference Shares (a)	111,415	831,570
		1,244,240
CANADA — 1.2%
Nutrien Ltd. (b)	17,857	971,067
Royal Bank of Canada (b)	13,136	1,326,171
		2,297,238
CHINA — 2.8%
Alibaba Group Holding Ltd.	8,800	78,989
Alibaba Group Holding Ltd. ADR	10,923	790,388
China Construction Bank Corp. Class H	2,076,288	1,252,174
Industrial & Commercial Bank of China Ltd. Class H	2,363,110	1,189,640
PetroChina Co. Ltd. Class H	1,436,458	1,227,875
Tencent Holdings Ltd.	27,506	1,067,703
		5,606,769
DENMARK — 0.8%
Vestas Wind Systems AS (c)	54,319	1,517,928
FINLAND — 0.6%
Sampo OYJ Class A	28,848	1,231,123
FRANCE — 5.2%
Air Liquide SA	6,516	1,357,069
BNP Paribas SA	18,452	1,312,469
Cie de Saint-Gobain SA	18,215	1,415,021
Engie SA	71,846	1,203,478
LVMH Moet Hennessy Louis Vuitton SE	1,447	1,302,873
Societe Generale SA	42,647	1,142,718
TotalEnergies SE	17,859	1,224,191
Vinci SA	10,347	1,327,114
		10,284,933
GERMANY — 5.2%
Allianz SE	4,851	1,455,416
BASF SE	24,245	1,385,951
Deutsche Bank AG	110,375	1,738,247
E.ON SE	93,124	1,295,895
Mercedes-Benz Group AG	16,381	1,305,808
SAP SE	8,137	1,585,875
Siemens AG	7,621	1,456,501
		10,223,693
Security Description	Shares	Value
INDIA — 1.9%
Infosys Ltd. ADR	65,207	$1,169,161
Reliance Industries Ltd.	34,662	1,235,036
Reliance Industries Ltd. GDR (d)	1,637	116,882
Tata Consultancy Services Ltd.	26,616	1,237,032
		3,758,111
ITALY — 1.7%
Assicurazioni Generali SpA	56,481	1,431,048
UniCredit SpA	51,354	1,950,887
		3,381,935
JAPAN — 9.9%
Bridgestone Corp.	29,667	1,311,585
Canon, Inc. (b)	47,481	1,412,085
Honda Motor Co. Ltd.	102,115	1,257,335
Komatsu Ltd.	39,647	1,169,147
Mitsubishi Corp.	67,640	1,556,643
Mitsubishi UFJ Financial Group, Inc.	140,748	1,427,521
Mitsui & Co. Ltd.	30,673	1,427,401
Mizuho Financial Group, Inc. (b)	68,922	1,360,725
Nippon Steel Corp. (b)	47,618	1,141,800
Panasonic Holdings Corp.	101,264	962,491
Seven & i Holdings Co. Ltd.	84,452	1,227,622
SoftBank Group Corp.	26,656	1,578,454
Sony Group Corp.	13,696	1,170,103
Takeda Pharmaceutical Co. Ltd. (b)	37,801	1,049,771
Toyota Motor Corp.	64,800	1,629,580
		19,682,263
LUXEMBOURG — 0.6%
ArcelorMittal SA	43,174	1,186,914
MEXICO — 0.6%
America Movil SAB de CV	1,279,333	1,199,152
NETHERLANDS — 0.6%
Shell PLC (e)	5,842	193,723
Shell PLC (e)	31,139	1,041,020
		1,234,743
RUSSIA — 0.0%
Gazprom PJSC ADR (c) (f)	78,668	—
SOUTH AFRICA — 1.2%
Anglo American PLC	45,735	1,127,647
MTN Group Ltd. (b)	2,307	11,420
Naspers Ltd. Class N	7,000	1,241,157
		2,380,224
SOUTH KOREA — 0.7%
Samsung Electronics Co. Ltd.	4,947	296,912
Samsung Electronics Co. Ltd. GDR	667	991,829
		1,288,741
SPAIN — 2.3%
Banco Bilbao Vizcaya Argentaria SA (b)	152,846	1,822,413

See accompanying notes to Schedule of Investments.

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Banco Santander SA	312,599	$1,526,490
Telefonica SA	280,333	1,237,984
		4,586,887
SWEDEN — 0.6%
Telefonaktiebolaget LM Ericsson Class B (b)	223,017	1,202,205
SWITZERLAND — 2.0%
ABB Ltd.	30,376	1,412,735
Novartis AG	12,234	1,186,726
UBS Group AG	44,725	1,377,453
		3,976,914
TAIWAN — 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	2,000	48,057
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	11,940	1,624,437
		1,672,494
UNITED KINGDOM — 4.4%
AstraZeneca PLC	8,466	1,141,977
BAE Systems PLC	90,059	1,535,286
BP PLC	177,502	1,111,505
HSBC Holdings PLC	158,312	1,237,924
National Grid PLC	94,621	1,274,190
Tesco PLC	353,545	1,324,662
Vodafone Group PLC	1,263,293	1,124,439
		8,749,983
UNITED STATES — 53.1%
3M Co.	10,857	1,151,602
Abbott Laboratories	11,313	1,285,836
AbbVie, Inc.	7,727	1,407,087
Accenture PLC Class A	3,465	1,201,004
Adobe, Inc. (c)	2,043	1,030,898
Alphabet, Inc. Class A (c)	4,471	674,808
Alphabet, Inc. Class C (c)	3,762	572,802
Amazon.com, Inc. (c)	8,136	1,467,572
American Express Co.	7,292	1,660,316
American International Group, Inc.	19,095	1,492,656
Amgen, Inc.	4,347	1,235,939
Apple, Inc.	6,453	1,106,560
AT&T, Inc.	79,283	1,395,381
Bank of America Corp.	40,709	1,543,685
Bank of New York Mellon Corp.	25,782	1,485,559
Baxter International, Inc.	29,891	1,277,541
Berkshire Hathaway, Inc. Class B (c)	3,092	1,300,248
Boeing Co. (c)	5,406	1,043,304
Booking Holdings, Inc.	365	1,324,176
Broadcom, Inc.	1,305	1,729,660
Carnival Corp. (c)	74,624	1,219,356
Caterpillar, Inc.	3,973	1,455,826
Chevron Corp.	6,723	1,060,486
Cisco Systems, Inc.	20,363	1,016,317
Coca-Cola Co.	19,542	1,195,580
Security Description	Shares	Value
Colgate-Palmolive Co.	15,614	$1,406,041
ConocoPhillips	9,166	1,166,648
CVS Health Corp.	17,528	1,398,033
Deere & Co.	2,864	1,176,359
Duke Energy Corp.	12,507	1,209,552
DuPont de Nemours, Inc.	15,280	1,171,518
eBay, Inc.	25,825	1,363,044
Eli Lilly & Co.	1,960	1,524,802
Exxon Mobil Corp.	9,969	1,158,797
FedEx Corp.	4,522	1,310,204
General Electric Co.	10,310	1,809,714
Gilead Sciences, Inc.	14,761	1,081,243
Goldman Sachs Group, Inc.	3,504	1,463,586
GSK PLC	64,077	1,383,031
Home Depot, Inc.	3,454	1,324,954
Honeywell International, Inc.	6,080	1,247,920
Howmet Aerospace, Inc.	23,956	1,639,309
HP, Inc.	38,062	1,150,234
Intel Corp.	30,347	1,340,427
International Business Machines Corp.	7,782	1,486,051
Johnson & Johnson	7,147	1,130,584
JPMorgan Chase & Co.	8,005	1,603,402
McDonald's Corp.	4,092	1,153,739
Medtronic PLC	14,438	1,258,272
Merck & Co., Inc.	10,317	1,361,328
Meta Platforms, Inc. Class A	3,844	1,866,570
Microsoft Corp.	3,361	1,414,040
Mondelez International, Inc. Class A	16,557	1,158,990
Nestle SA	9,792	1,040,950
Netflix, Inc. (c)	2,616	1,588,775
NextEra Energy, Inc.	16,809	1,074,263
NIKE, Inc. Class B	11,785	1,107,554
NVIDIA Corp.	2,534	2,289,621
PayPal Holdings, Inc. (c)	18,692	1,252,177
PepsiCo, Inc.	6,530	1,142,815
Pfizer, Inc.	32,708	907,647
Philip Morris International, Inc.	12,001	1,099,532
Procter & Gamble Co.	7,355	1,193,349
QUALCOMM, Inc.	10,868	1,839,952
Roche Holding AG	4,014	1,023,666
RTX Corp.	13,799	1,345,816
Schlumberger NV	19,229	1,053,942
Simon Property Group, Inc. REIT	10,064	1,574,915
Southwest Airlines Co.	37,938	1,107,410
Starbucks Corp.	12,087	1,104,631
Tesla, Inc. (c)	4,532	796,680
Travelers Cos., Inc.	7,210	1,659,309
Union Pacific Corp.	5,307	1,305,151
United Parcel Service, Inc. Class B	6,985	1,038,181
UnitedHealth Group, Inc.	2,349	1,162,050
Verizon Communications, Inc.	34,513	1,448,165
Visa, Inc. Class A	4,567	1,274,558
Walmart, Inc.	21,039	1,265,917

See accompanying notes to Schedule of Investments.

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Walt Disney Co.	13,965	$1,708,757
Wells Fargo & Co.	28,138	1,630,879
Williams Cos., Inc.	34,153	1,330,942
		105,460,195
TOTAL COMMON STOCKS (Cost $148,857,544)		197,224,311

SHORT-TERM INVESTMENTS — 2.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.30% (g) (h)	528,510	528,510
State Street Navigator Securities Lending Portfolio II (i) (j)	3,565,702	3,565,702
TOTAL SHORT-TERM INVESTMENTS (Cost $4,094,212)		4,094,212
TOTAL INVESTMENTS — 101.4% (Cost $152,951,756)		201,318,523
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4)%		(2,718,507)
NET ASSETS — 100.0%		$198,600,016
(a)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	All or a portion of the shares of the security are on loan at March 31, 2024.
(c)	Non-income producing security.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.1% of net assets as of March 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2024, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2024.
(i)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

At  March 31, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	3	06/21/2024	$781,293	$796,275	$14,982
MSCI EAFE Index (long)	4	06/21/2024	471,159	471,420	261
					$15,243

See accompanying notes to Schedule of Investments.

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$197,224,311	$—	$0(a)	$197,224,311
Short-Term Investments	4,094,212	—	—	4,094,212
TOTAL INVESTMENTS	$201,318,523	$—	$0	$201,318,523
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$15,243	$—	$—	$15,243
TOTAL OTHER FINANCIAL INSTRUMENTS:	$15,243	$—	$—	$15,243
(a)	The Fund held a Level 3 security that was valued at $0 at March 31, 2024.
Sector Breakdown as of March 31, 2024

% of Net Assets
Financials	20.4%
Industrials	14.3
Information Technology	12.7
Consumer Discretionary	11.0
Health Care	10.5
Communication Services	7.8
Consumer Staples	6.7
Energy	6.6
Materials	5.4
Utilities	3.1
Real Estate	0.8
Short-Term Investments	2.1
Liabilities in Excess of Other Assets	(1.4)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	230,562	$230,562	$4,795,163	$4,497,215	$—	$—	528,510	$528,510	$16,271
State Street Navigator Securities Lending Portfolio II	1,344,508	1,344,508	30,358,419	28,137,225	—	—	3,565,702	3,565,702	7,689
Total		$1,575,070	$35,153,582	$32,634,440	$—	$—		$4,094,212	$23,960
See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO CLEAN POWER ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AUTOMOBILES — 1.7%
Tesla, Inc. (a)	20,780	$3,652,916
CONSTRUCTION & ENGINEERING — 6.5%
Ameresco, Inc. Class A (a)	165,214	3,986,614
Arcosa, Inc.	65,304	5,607,001
Valmont Industries, Inc.	18,002	4,109,497
		13,703,112
DIVERSIFIED CONSUMER SERVICES — 2.6%
ADT, Inc.	808,631	5,434,000
ELECTRIC UTILITIES — 14.0%
ALLETE, Inc.	80,833	4,820,880
Avangrid, Inc.	153,711	5,601,229
Centrais Eletricas Brasileiras SA ADR	433,906	3,623,115
Companhia Paranaense de Energia ADR (a)	85,429	574,937
Constellation Energy Corp.	44,217	8,173,512
Enel Chile SA ADR	402,415	1,227,366
NextEra Energy, Inc.	82,736	5,287,658
		29,308,697
ELECTRICAL EQUIPMENT — 25.4%
American Superconductor Corp. (a)	207,423	2,802,285
Array Technologies, Inc. (a)	315,600	4,705,596
Ballard Power Systems, Inc. (a) (b)	1,101,750	3,062,865
Bloom Energy Corp. Class A (a) (b)	351,369	3,949,387
Energy Vault Holdings, Inc. (a) (b)	464,940	832,243
Eos Energy Enterprises, Inc. (a) (b)	4,539,128	4,675,302
FuelCell Energy, Inc. (a) (b)	4,160,740	4,951,281
Generac Holdings, Inc. (a)	40,479	5,106,021
NEXTracker, Inc. Class A (a)	125,971	7,088,388
Plug Power, Inc. (a) (b)	1,251,363	4,304,689
Shoals Technologies Group, Inc. Class A (a) (b)	367,675	4,110,606
SunPower Corp. (a) (b)	1,025,268	3,075,804
Sunrun, Inc. (a) (b)	359,444	4,737,472
		53,401,939
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.1%
Corning, Inc.	136,838	4,510,181
GAS UTILITIES — 2.3%
New Jersey Resources Corp.	112,364	4,821,539
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 11.6%
AES Corp.	278,322	4,990,313
Altus Power, Inc. (a)	694,960	3,321,909
Atlantica Sustainable Infrastructure PLC	249,144	4,604,181
Montauk Renewables, Inc. (a)	131,923	548,800
Security Description	Shares	Value
Ormat Technologies, Inc.	71,526	$4,734,306
ReNew Energy Global PLC Class A (a)	296,517	1,779,102
Sunnova Energy International, Inc. (a) (b)	411,958	2,525,302
TransAlta Corp.	276,106	1,775,362
		24,279,275
INDUSTRIAL CONGLOMERATES — 3.5%
General Electric Co.	41,559	7,294,851
MACHINERY — 3.9%
Cummins, Inc.	21,495	6,333,502
Hyster-Yale Materials Handling, Inc.	28,271	1,814,150
		8,147,652
MULTI-UTILITIES — 4.8%
Algonquin Power & Utilities Corp. (b)	810,531	5,122,556
Consolidated Edison, Inc.	54,291	4,930,166
		10,052,722
OIL, GAS & CONSUMABLE FUELS — 2.5%
Enbridge, Inc.	143,173	5,179,999
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 18.9%
Applied Materials, Inc.	27,120	5,592,958
Canadian Solar, Inc. (a) (b)	229,133	4,527,668
Daqo New Energy Corp. ADR (a)	216,943	6,106,945
Enphase Energy, Inc. (a)	46,678	5,647,104
First Solar, Inc. (a)	34,265	5,783,932
JinkoSolar Holding Co. Ltd. ADR (b)	156,321	3,937,726
Maxeon Solar Technologies Ltd. (a) (b)	1,102,172	3,670,233
SolarEdge Technologies, Inc. (a) (b)	61,905	4,394,017
		39,660,583
TOTAL COMMON STOCKS (Cost $311,523,540)		209,447,466
SHORT-TERM INVESTMENTS — 10.2%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (c) (d)	299,417	299,507
State Street Navigator Securities Lending Portfolio II (e) (f)	21,203,860	21,203,860
TOTAL SHORT-TERM INVESTMENTS (Cost $21,503,367)		21,503,367
TOTAL INVESTMENTS — 110.0% (Cost $333,026,907)		230,950,833
LIABILITIES IN EXCESS OF OTHER ASSETS — (10.0)%		(20,983,350)
NET ASSETS — 100.0%		$209,967,483

See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO CLEAN POWER ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$209,447,466	$—	$—	$209,447,466
Short-Term Investments	21,503,367	—	—	21,503,367
TOTAL INVESTMENTS	$230,950,833	$—	$—	$230,950,833

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2	$2	$5,364,253	$5,064,910	$162	$—	299,417	$299,507	$13,841
State Street Navigator Securities Lending Portfolio II	33,532,944	33,532,944	105,172,201	117,501,285	—	—	21,203,860	21,203,860	254,923
Total		$33,532,946	$110,536,454	$122,566,195	$162	$—		$21,503,367	$268,764
See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO FINAL FRONTIERS ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 53.0%
Boeing Co. (a)	2,749	$530,530
BWX Technologies, Inc.	5,075	520,797
Ducommun, Inc. (a)	3,061	157,029
Elbit Systems Ltd.	964	202,662
General Dynamics Corp.	1,624	458,764
HEICO Corp.	3,707	708,037
Hexcel Corp.	9,191	669,564
Huntington Ingalls Industries, Inc.	1,679	489,378
L3Harris Technologies, Inc.	3,264	695,558
Lockheed Martin Corp.	1,449	659,107
Moog, Inc. Class A	4,262	680,428
Northrop Grumman Corp.	1,355	648,584
Rocket Lab USA, Inc. (a) (b)	145,968	599,929
RTX Corp.	7,852	765,806
TransDigm Group, Inc.	424	522,198
Virgin Galactic Holdings, Inc. (a)	322,301	477,005
		8,785,376
COMMUNICATIONS EQUIPMENT — 2.0%
Viasat, Inc. (a) (b)	18,122	327,827
CONTAINERS & PACKAGING — 2.9%
Ball Corp.	7,132	480,412
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.6%
Iridium Communications, Inc.	16,304	426,513
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 13.6%
Amphenol Corp. Class A	4,436	511,693
Coherent Corp. (a)	10,493	636,086
Teledyne Technologies, Inc. (a)	1,605	689,058
TTM Technologies, Inc. (a)	26,767	418,903
		2,255,740
ENERGY EQUIPMENT & SERVICES — 8.0%
Oceaneering International, Inc. (a)	33,859	792,300
TechnipFMC PLC	21,716	545,289
		1,337,589
INDUSTRIAL CONGLOMERATES — 4.1%
Honeywell International, Inc.	3,292	675,683
MACHINERY — 4.2%
ESCO Technologies, Inc.	2,959	316,761
Security Description	Shares	Value
Standex International Corp.	2,100	$382,662
		699,423
PROFESSIONAL SERVICES — 6.8%
KBR, Inc.	7,774	494,893
Leidos Holdings, Inc.	3,730	488,966
Planet Labs PBC (a) (b)	55,577	141,721
		1,125,580
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.7%
Analog Devices, Inc.	2,277	450,368
TOTAL COMMON STOCKS (Cost $15,300,614)		16,564,511
SHORT-TERM INVESTMENTS — 3.5%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (c) (d)	19,331	19,336
State Street Navigator Securities Lending Portfolio II (e) (f)	561,627	561,627
TOTAL SHORT-TERM INVESTMENTS (Cost $580,963)		580,963
TOTAL INVESTMENTS — 103.4% (Cost $15,881,577)		17,145,474
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.4)%		(559,884)
NET ASSETS — 100.0%		$16,585,590
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$16,564,511	$—	$—	$16,564,511
Short-Term Investments	580,963	—	—	580,963
TOTAL INVESTMENTS	$17,145,474	$—	$—	$17,145,474
See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO FINAL FRONTIERS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	22,788	$22,793	$180,328	$183,795	$10	$—	19,331	$19,336	$821
State Street Navigator Securities Lending Portfolio II	1,289,659	1,289,659	3,533,041	4,261,073	—	—	561,627	561,627	1,507
Total		$1,312,452	$3,713,369	$4,444,868	$10	$—		$580,963	$2,328
See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO FUTURE SECURITY ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
AEROSPACE & DEFENSE — 32.6%
AeroVironment, Inc. (a)	7,495	$1,148,834
Boeing Co. (a)	4,038	779,294
Ducommun, Inc. (a)	10,183	522,388
Elbit Systems Ltd.	3,194	671,475
Embraer SA ADR (a)	40,525	1,079,586
General Dynamics Corp.	3,043	859,617
HEICO Corp.	5,427	1,036,557
Hexcel Corp.	13,420	977,647
Huntington Ingalls Industries, Inc.	3,146	916,965
Kaman Corp.	14,550	667,408
Kratos Defense & Security Solutions, Inc. (a)	47,423	871,635
L3Harris Technologies, Inc.	4,786	1,019,897
Leonardo DRS, Inc. (a)	51,726	1,142,627
Lockheed Martin Corp.	2,112	960,685
Mercury Systems, Inc. (a)	21,556	635,902
Moog, Inc. Class A	6,746	1,076,999
Northrop Grumman Corp.	1,978	946,789
Rocket Lab USA, Inc. (a) (b)	213,881	879,051
RTX Corp.	11,527	1,124,228
Textron, Inc.	12,415	1,190,971
		18,508,555
COMMUNICATIONS EQUIPMENT — 8.9%
Cisco Systems, Inc.	20,009	998,649
F5, Inc. (a)	5,656	1,072,321
Juniper Networks, Inc.	33,118	1,227,353
NetScout Systems, Inc. (a)	45,449	992,606
Viasat, Inc. (a) (b)	42,055	760,775
		5,051,704
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.1%
Iridium Communications, Inc.	23,799	622,582
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 9.9%
Amphenol Corp. Class A	8,294	956,713
Coherent Corp. (a)	19,628	1,189,849
MicroVision, Inc. (a) (b)	202,554	372,699
Mirion Technologies, Inc. (a)	84,055	955,705
OSI Systems, Inc. (a)	7,739	1,105,284
Teledyne Technologies, Inc. (a)	2,364	1,014,913
		5,595,163
HEALTH CARE EQUIPMENT & SUPPLIES — 1.2%
Varex Imaging Corp. (a)	36,391	658,677
INTERACTIVE MEDIA & SERVICES — 1.7%
Ziff Davis, Inc. (a)	15,196	957,956
IT SERVICES — 3.7%
Akamai Technologies, Inc. (a)	8,334	906,406
Cloudflare, Inc. Class A (a)	12,460	1,206,502
		2,112,908
LIFE SCIENCES TOOLS & SERVICES — 2.3%
Bruker Corp.	14,051	1,319,951
Security Description	Shares	Value
PROFESSIONAL SERVICES — 8.6%
ASGN, Inc. (a)	10,355	$1,084,790
KBR, Inc.	14,532	925,107
Leidos Holdings, Inc.	8,672	1,136,812
Parsons Corp. (a)	15,039	1,247,485
Planet Labs PBC (a) (b)	184,969	471,671
		4,865,865
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.5%
Broadcom, Inc.	1,065	1,411,562
SOFTWARE — 27.5%
A10 Networks, Inc.	75,779	1,037,415
BlackBerry Ltd. (a)	241,232	665,800
Check Point Software Technologies Ltd. (a)	6,612	1,084,434
Crowdstrike Holdings, Inc. Class A (a)	3,980	1,275,948
CyberArk Software Ltd. (a)	4,740	1,259,086
Datadog, Inc. Class A (a)	8,343	1,031,195
Fortinet, Inc. (a)	18,415	1,257,929
N-able, Inc. (a)	65,176	851,850
Palo Alto Networks, Inc. (a)	3,335	947,574
Qualys, Inc. (a)	5,123	854,875
Radware Ltd. (a)	23,586	441,530
Rapid7, Inc. (a)	17,079	837,554
SentinelOne, Inc. Class A (a)	40,926	953,985
Tenable Holdings, Inc. (a)	23,094	1,141,536
Varonis Systems, Inc. (a)	21,829	1,029,674
Zscaler, Inc. (a)	4,813	927,128
		15,597,513
TOTAL COMMON STOCKS (Cost $49,405,415)		56,702,436
SHORT-TERM INVESTMENTS — 2.0%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (c) (d)	1,071	1,071
State Street Navigator Securities Lending Portfolio II (e) (f)	1,111,520	1,111,520
TOTAL SHORT-TERM INVESTMENTS (Cost $1,112,591)		1,112,591
TOTAL INVESTMENTS — 102.0% (Cost $50,518,006)		57,815,027
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.0)%		(1,111,366)
NET ASSETS — 100.0%		$56,703,661
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.

See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO FUTURE SECURITY ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

(d)	The rate shown is the annualized seven-day yield at March 31, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$56,702,436	$—	$—	$56,702,436
Short-Term Investments	1,112,591	—	—	1,112,591
TOTAL INVESTMENTS	$57,815,027	$—	$—	$57,815,027

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	58,231	$58,242	$1,434,649	$1,491,916	$97	$(1)	1,071	$1,071	$2,203
State Street Navigator Securities Lending Portfolio II	2,266,047	2,266,047	9,711,428	10,865,955	—	—	1,111,520	1,111,520	20,762
Total		$2,324,289	$11,146,077	$12,357,871	$97	$(1)		$1,112,591	$22,965
See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO INTELLIGENT STRUCTURES ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
BUILDING PRODUCTS — 11.0%
Carrier Global Corp.	8,555	$497,302
Johnson Controls International PLC	8,240	538,237
Masonite International Corp. (a)	3,214	422,480
Resideo Technologies, Inc. (a)	26,662	597,762
		2,055,781
COMMERCIAL SERVICES & SUPPLIES — 2.8%
Tetra Tech, Inc.	2,798	516,819
DIVERSIFIED CONSUMER SERVICES — 2.6%
ADT, Inc.	73,624	494,753
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.3%
BCE, Inc. (b)	7,178	243,908
ELECTRICAL EQUIPMENT — 20.3%
Acuity Brands, Inc.	2,444	656,776
AMETEK, Inc.	1,866	341,291
Blink Charging Co. (a) (b)	146,280	440,303
Bloom Energy Corp. Class A (a) (b)	31,923	358,815
ChargePoint Holdings, Inc. (a) (b)	221,289	420,449
Emerson Electric Co.	3,330	377,689
Generac Holdings, Inc. (a)	3,686	464,952
Shoals Technologies Group, Inc. Class A (a) (b)	33,405	373,468
Stem, Inc. (a) (b)	145,860	319,433
Wallbox NV (a) (b)	32,978	46,829
		3,800,005
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 9.0%
Badger Meter, Inc.	3,020	488,666
Itron, Inc. (a)	6,467	598,327
Luna Innovations, Inc. (a)	7,650	24,519
MicroVision, Inc. (a) (b)	68,124	125,348
SmartRent, Inc. (a) (b)	45,863	122,913
TE Connectivity Ltd.	2,226	323,304
		1,683,077
ENTERTAINMENT — 1.0%
Roku, Inc. (a)	2,853	185,930
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 2.2%
Atlantica Sustainable Infrastructure PLC	22,630	418,202
INDUSTRIAL CONGLOMERATES — 2.5%
Honeywell International, Inc.	2,293	470,638
INTERACTIVE MEDIA & SERVICES — 1.5%
Baidu, Inc. ADR (a)	2,576	271,201
MACHINERY — 12.2%
Chart Industries, Inc. (a) (b)	2,399	395,163
Energy Recovery, Inc. (a)	25,301	399,503
Mueller Water Products, Inc. Class A	21,589	347,367
Pentair PLC	6,826	583,214
Security Description	Shares	Value
Xylem, Inc.	4,275	$552,501
		2,277,748
OIL, GAS & CONSUMABLE FUELS — 5.3%
BP PLC ADR	8,382	315,834
Shell PLC ADR	4,633	310,596
Suncor Energy, Inc.	9,650	356,182
		982,612
PROFESSIONAL SERVICES — 4.7%
NV5 Global, Inc. (a)	2,910	285,209
Parsons Corp. (a)	7,181	595,664
		880,873
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 8.1%
ON Semiconductor Corp. (a)	3,977	292,508
QUALCOMM, Inc.	2,247	380,417
Silicon Laboratories, Inc. (a)	4,074	585,515
STMicroelectronics NV	6,153	266,056
		1,524,496
SOFTWARE — 7.0%
Alarm.com Holdings, Inc. (a)	8,081	585,630
Aspen Technology, Inc. (a)	1,504	320,773
Rekor Systems, Inc. (a) (b)	46,050	105,455
Roper Technologies, Inc.	545	305,658
		1,317,516
SPECIALTY RETAIL — 1.7%
EVgo, Inc. (a) (b)	130,267	326,970
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.6%
Logitech International SA (b)	3,381	302,160
TRADING COMPANIES & DISTRIBUTORS — 2.4%
Core & Main, Inc. Class A (a)	7,852	449,527
WATER UTILITIES — 1.1%
Consolidated Water Co. Ltd.	6,743	197,637
WIRELESS TELECOMMUNICATION SERVICES — 1.4%
Rogers Communications, Inc. Class B	6,408	262,728
TOTAL COMMON STOCKS (Cost $23,086,805)		18,662,581
SHORT-TERM INVESTMENTS — 9.7%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (c) (d)	22,795	22,802

See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO INTELLIGENT STRUCTURES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	1,784,188	$1,784,188
TOTAL SHORT-TERM INVESTMENTS (Cost $1,806,990)		1,806,990
TOTAL INVESTMENTS — 109.4% (Cost $24,893,795)		20,469,571
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.4)%		(1,761,207)
NET ASSETS — 100.0%		$18,708,364
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$18,662,581	$—	$—	$18,662,581
Short-Term Investments	1,806,990	—	—	1,806,990
TOTAL INVESTMENTS	$20,469,571	$—	$—	$20,469,571

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	42,700	$42,709	$316,900	$336,817	$10	$—	22,795	$22,802	$1,126
State Street Navigator Securities Lending Portfolio II	2,190,208	2,190,208	11,739,097	12,145,117	—	—	1,784,188	1,784,188	53,172
Total		$2,232,917	$12,055,997	$12,481,934	$10	$—		$1,806,990	$54,298
See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 10.4%
AeroVironment, Inc. (a)	98,465	$15,092,715
Boeing Co. (a)	54,869	10,589,168
BWX Technologies, Inc.	28,454	2,919,950
EHang Holdings Ltd. ADR (a) (b)	1,206,444	24,816,553
Elbit Systems Ltd. (b)	87,537	18,402,904
Embraer SA ADR (a)	672,949	17,927,361
General Dynamics Corp.	9,071	2,562,467
HEICO Corp.	51,450	9,826,950
Hexcel Corp.	50,918	3,709,376
Huntington Ingalls Industries, Inc.	22,162	6,459,558
Kratos Defense & Security Solutions, Inc. (a)	644,624	11,848,189
L3Harris Technologies, Inc.	45,553	9,707,344
Leonardo DRS, Inc. (a)	438,110	9,677,850
Lockheed Martin Corp.	40,103	18,241,652
Mercury Systems, Inc. (a)	154,404	4,554,918
Moog, Inc. Class A	25,820	4,122,163
Northrop Grumman Corp.	27,635	13,227,769
Rocket Lab USA, Inc. (a) (b)	746,185	3,066,820
RTX Corp.	39,411	3,843,755
Textron, Inc.	108,319	10,391,042
TransDigm Group, Inc.	2,474	3,046,978
Virgin Galactic Holdings, Inc. (a)	2,348,760	3,476,165
		207,511,647
AUTO COMPONENTS — 1.4%
American Axle & Manufacturing Holdings, Inc. (a)	214,160	1,576,217
Aptiv PLC (a)	36,841	2,934,386
BorgWarner, Inc.	49,261	1,711,327
Dana, Inc.	123,986	1,574,622
Garrett Motion, Inc. (a)	197,322	1,961,381
Gentherm, Inc. (a)	34,253	1,972,288
Lear Corp.	11,683	1,692,633
Luminar Technologies, Inc. (a) (b)	699,534	1,378,082
Mobileye Global, Inc. Class A (a) (b)	75,149	2,416,040
Modine Manufacturing Co. (a)	24,414	2,323,969
Visteon Corp. (a)	75,395	8,867,206
		28,408,151
AUTOMOBILES — 2.1%
Ford Motor Co.	403,386	5,356,966
General Motors Co.	147,111	6,671,484
Honda Motor Co. Ltd. ADR (b)	48,438	1,803,347
Li Auto, Inc. ADR (a) (b)	90,280	2,733,679
Lucid Group, Inc. (a) (b)	839,245	2,391,848
NIO, Inc. ADR (a)	497,818	2,240,181
Polestar Automotive Holding U.K. PLC Class A ADR (a) (b)	723,447	1,114,108
Rivian Automotive, Inc. Class A (a) (b)	185,402	2,030,152
Stellantis NV (b)	240,087	6,794,462
Security Description	Shares	Value
Tesla, Inc. (a)	21,889	$3,847,867
Toyota Motor Corp. ADR (b)	16,418	4,132,082
XPeng, Inc. ADR (a)	259,641	1,994,043
		41,110,219
BANKS — 1.3%
Banco Santander SA ADR	2,151,501	10,413,265
Grupo Financiero Galicia SA ADR (a) (b)	145,788	3,705,931
ING Groep NV ADR	271,956	4,484,554
NU Holdings Ltd. Class A (a)	379,520	4,527,674
Toronto-Dominion Bank (b)	62,217	3,756,662
		26,888,086
BIOTECHNOLOGY — 2.0%
Allogene Therapeutics, Inc. (a) (b)	270,993	1,211,339
Alnylam Pharmaceuticals, Inc. (a)	5,184	774,749
Amicus Therapeutics, Inc. (a)	79,872	940,892
Arcturus Therapeutics Holdings, Inc. (a)	37,327	1,260,533
Arrowhead Pharmaceuticals, Inc. (a)	27,252	779,407
Avidity Biosciences, Inc. (a)	146,779	3,745,800
Beam Therapeutics, Inc. (a)	28,079	927,730
Biogen, Inc. (a)	3,852	830,607
BioMarin Pharmaceutical, Inc. (a)	7,099	620,027
BioNTech SE ADR (a)	8,877	818,903
Bluebird Bio, Inc. (a) (b)	191,677	245,346
Bridgebio Pharma, Inc. (a)	19,476	602,198
CareDx, Inc. (a)	63,270	670,029
Caribou Biosciences, Inc. (a)	156,826	806,086
CRISPR Therapeutics AG (a) (b)	11,502	783,976
Editas Medicine, Inc. (a)	77,925	578,203
Grifols SA ADR (a)	199,382	1,331,872
Ideaya Biosciences, Inc. (a)	21,389	938,549
Intellia Therapeutics, Inc. (a)	28,907	795,232
Ionis Pharmaceuticals, Inc. (a)	12,808	555,227
Iovance Biotherapeutics, Inc. (a)	154,799	2,294,121
Krystal Biotech, Inc. (a)	8,639	1,537,137
Legend Biotech Corp. ADR (a) (b)	14,525	814,707
Merus NV (a) (b)	36,562	1,646,387
Moderna, Inc. (a)	10,802	1,151,061
Natera, Inc. (a)	10,771	985,116
Novavax, Inc. (a) (b)	152,615	729,500
Recursion Pharmaceuticals, Inc. Class A (a) (b)	87,235	869,733
Regeneron Pharmaceuticals, Inc. (a)	785	755,555
REGENXBIO, Inc. (a)	43,481	916,145
Rocket Pharmaceuticals, Inc. (a)	36,197	975,147
Roivant Sciences Ltd. (a)	71,107	749,468
Sarepta Therapeutics, Inc. (a)	9,894	1,280,877
Twist Bioscience Corp. (a)	33,001	1,132,264

See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Ultragenyx Pharmaceutical, Inc. (a)	21,142	$987,120
Vertex Pharmaceuticals, Inc. (a)	1,880	785,859
Verve Therapeutics, Inc. (a)	64,512	856,719
Vir Biotechnology, Inc. (a)	90,306	914,800
Xencor, Inc. (a)	42,192	933,709
		39,532,130
BROADLINE RETAIL — 0.7%
Alibaba Group Holding Ltd. ADR	100,496	7,271,890
MercadoLibre, Inc. (a)	4,806	7,266,480
		14,538,370
BUILDING PRODUCTS — 1.5%
Carrier Global Corp.	122,567	7,124,820
Johnson Controls International PLC	120,752	7,887,521
Masonite International Corp. (a)	50,292	6,610,883
Resideo Technologies, Inc. (a)	390,406	8,752,902
		30,376,126
CAPITAL MARKETS — 2.7%
BlackRock, Inc.	5,397	4,499,479
Charles Schwab Corp.	66,637	4,820,520
Coinbase Global, Inc. Class A (a)	138,456	36,707,455
Robinhood Markets, Inc. Class A (a)	366,937	7,386,442
		53,413,896
CHEMICALS — 1.0%
Aspen Aerogels, Inc. (a)	139,822	2,460,867
Cabot Corp.	40,708	3,753,278
Corteva, Inc.	19,327	1,114,588
FMC Corp.	53,732	3,422,728
Ginkgo Bioworks Holdings, Inc. (a) (b)	577,482	669,879
ICL Group Ltd. (b)	337,369	1,815,045
Mosaic Co.	49,817	1,617,060
Nutrien Ltd.	52,483	2,850,352
Scotts Miracle-Gro Co. (b)	28,795	2,147,819
		19,851,616
COMMERCIAL SERVICES & SUPPLIES — 0.2%
MSA Safety, Inc.	6,327	1,224,844
Tetra Tech, Inc.	11,003	2,032,364
		3,257,208
COMMUNICATIONS EQUIPMENT — 1.5%
Cisco Systems, Inc.	191,235	9,544,539
F5, Inc. (a)	26,988	5,116,655
Juniper Networks, Inc.	151,854	5,627,709
NetScout Systems, Inc. (a)	192,532	4,204,899
Viasat, Inc. (a) (b)	323,105	5,844,969
		30,338,771
CONSTRUCTION & ENGINEERING — 0.4%
Ameresco, Inc. Class A (a)	140,258	3,384,426
Arcosa, Inc.	8,762	752,305
Security Description	Shares	Value
Valmont Industries, Inc.	16,330	$3,727,812
		7,864,543
CONSTRUCTION MATERIALS — 0.3%
Cemex SAB de CV ADR (a)	570,348	5,138,836
CONSUMER FINANCE — 1.5%
Ally Financial, Inc.	136,376	5,535,502
Green Dot Corp. Class A (a)	335,305	3,128,396
LendingClub Corp. (a)	1,168,878	10,274,437
SoFi Technologies, Inc. (a) (b)	825,749	6,027,968
Upstart Holdings, Inc. (a) (b)	210,020	5,647,438
		30,613,741
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.1%
Andersons, Inc.	33,281	1,909,331
CONTAINERS & PACKAGING — 0.2%
AptarGroup, Inc.	4,774	686,931
Ball Corp.	43,307	2,917,159
		3,604,090
DIVERSIFIED CONSUMER SERVICES — 0.4%
ADT, Inc.	1,135,277	7,629,061
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
BCE, Inc. (b)	106,336	3,613,297
Iridium Communications, Inc.	225,863	5,908,576
		9,521,873
ELECTRIC UTILITIES — 1.2%
ALLETE, Inc.	67,325	4,015,263
Avangrid, Inc.	127,521	4,646,865
Centrais Eletricas Brasileiras SA ADR (b)	488,366	4,077,856
Companhia Paranaense de Energia ADR (a) (b)	108,072	727,325
Constellation Energy Corp.	36,557	6,757,562
NextEra Energy, Inc.	70,595	4,511,726
		24,736,597
ELECTRICAL EQUIPMENT — 3.1%
Acuity Brands, Inc.	36,244	9,739,850
AMETEK, Inc.	7,362	1,346,510
Array Technologies, Inc. (a)	40,971	610,878
Ballard Power Systems, Inc. (a) (b)	613,296	1,704,963
Blink Charging Co. (a) (b)	4,101,395	12,345,199
Bloom Energy Corp. Class A (a) (b)	224,540	2,523,830
ChargePoint Holdings, Inc. (a) (b)	559,093	1,062,277
Emerson Electric Co.	60,810	6,897,070
Eos Energy Enterprises, Inc. (a) (b)	575,812	593,086
FuelCell Energy, Inc. (a) (b)	1,988,238	2,366,003
Generac Holdings, Inc. (a)	74,052	9,340,919
NEXTracker, Inc. Class A (a)	17,132	964,018
Plug Power, Inc. (a) (b)	435,160	1,496,950
Rockwell Automation, Inc.	15,410	4,489,395

See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Sensata Technologies Holding PLC	34,309	$1,260,513
Shoals Technologies Group, Inc. Class A (a) (b)	164,288	1,836,740
Sociedad Quimica y Minera de Chile SA ADR (b)	33,763	1,659,789
Stem, Inc. (a) (b)	479,022	1,049,058
SunPower Corp. (a) (b)	125,980	377,940
Sunrun, Inc. (a) (b)	51,635	680,549
		62,345,537
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 6.2%
Amphenol Corp. Class A	25,960	2,994,486
Badger Meter, Inc.	11,776	1,905,475
Cognex Corp.	106,974	4,537,837
Coherent Corp. (a)	182,932	11,089,338
Corning, Inc.	17,432	574,559
Hollysys Automation Technologies Ltd. (a) (b)	182,911	4,678,863
IPG Photonics Corp. (a)	20,037	1,817,156
Itron, Inc. (a)	25,400	2,350,008
Mirion Technologies, Inc. (a)	707,304	8,042,046
Novanta, Inc. (a)	13,136	2,295,779
OSI Systems, Inc. (a)	84,874	12,121,705
Sanmina Corp. (a)	75,564	4,698,569
TE Connectivity Ltd.	33,764	4,903,883
Teledyne Technologies, Inc. (a)	58,685	25,194,644
Trimble, Inc. (a)	250,481	16,120,957
TTM Technologies, Inc. (a)	165,774	2,594,363
Vontier Corp.	271,060	12,295,282
Zebra Technologies Corp. Class A (a)	20,715	6,244,330
		124,459,280
ENERGY EQUIPMENT & SERVICES — 1.1%
Oceaneering International, Inc. (a)	596,887	13,967,156
TechnipFMC PLC	285,934	7,179,803
		21,146,959
ENTERTAINMENT — 2.1%
Bilibili, Inc. ADR (a) (b)	362,311	4,057,883
Electronic Arts, Inc.	42,042	5,577,712
NetEase, Inc. ADR	73,548	7,610,012
ROBLOX Corp. Class A (a)	136,493	5,211,303
Roku, Inc. (a)	52,224	3,403,438
Sea Ltd. ADR (a)	51,239	2,752,047
Take-Two Interactive Software, Inc. (a)	28,961	4,300,419
Tencent Music Entertainment Group ADR (a)	766,138	8,573,084
		41,485,898
FINANCIAL SERVICES — 4.1%
Block, Inc. (a)	48,511	4,103,060
Dlocal Ltd. (a) (b)	166,846	2,452,636
Security Description	Shares	Value
Fidelity National Information Services, Inc.	56,226	$4,170,845
Fiserv, Inc. (a)	24,756	3,956,504
Flywire Corp. (a)	135,564	3,363,343
Global Payments, Inc.	26,510	3,543,327
Marqeta, Inc. Class A (a)	516,632	3,079,127
Mastercard, Inc. Class A	14,788	7,121,457
Nuvei Corp. (b)	137,686	4,353,631
Pagseguro Digital Ltd. Class A (a)	316,612	4,521,219
Payoneer Global, Inc. (a)	397,315	1,930,951
PayPal Holdings, Inc. (a)	52,386	3,509,338
Paysafe Ltd. (a)	705,026	11,132,360
Rocket Cos., Inc. Class A (a) (b)	706,694	10,282,398
Shift4 Payments, Inc. Class A (a) (b)	48,798	3,224,084
StoneCo Ltd. Class A (a)	263,516	4,377,001
Visa, Inc. Class A	27,889	7,783,262
		82,904,543
FOOD PRODUCTS — 0.4%
Beyond Meat, Inc. (a) (b)	335,911	2,781,343
BRF SA ADR (a) (b)	640,941	2,089,468
Darling Ingredients, Inc. (a)	39,275	1,826,680
Ingredion, Inc.	16,558	1,934,802
		8,632,293
GAS UTILITIES — 0.2%
New Jersey Resources Corp.	93,661	4,018,994
GROUND TRANSPORTATION — 2.8%
Avis Budget Group, Inc.	44,834	5,490,371
Grab Holdings Ltd. Class A (a)	3,355,105	10,535,030
Hertz Global Holdings, Inc. (a) (b)	613,741	4,805,592
Lyft, Inc. Class A (a)	788,111	15,249,948
Ryder System, Inc.	58,114	6,984,722
Uber Technologies, Inc. (a)	167,623	12,905,295
		55,970,958
HEALTH CARE EQUIPMENT & SUPPLIES — 3.3%
Abbott Laboratories	10,108	1,148,875
AngioDynamics, Inc. (a)	226,830	1,331,492
Boston Scientific Corp. (a)	18,836	1,290,078
CONMED Corp.	17,853	1,429,668
Dentsply Sirona, Inc.	127,909	4,245,300
Dexcom, Inc. (a)	21,438	2,973,451
Globus Medical, Inc. Class A (a)	71,506	3,835,582
Inspire Medical Systems, Inc. (a)	15,016	3,225,287
Intuitive Surgical, Inc. (a)	12,297	4,907,610
iRhythm Technologies, Inc. (a)	39,356	4,565,296
Koninklijke Philips NV (a) (b)	29,858	597,160
Masimo Corp. (a)	32,276	4,739,730
Medtronic PLC	48,025	4,185,379
Omnicell, Inc. (a)	127,842	3,736,822
Penumbra, Inc. (a)	20,005	4,464,716
PROCEPT BioRobotics Corp. (a) (b)	93,344	4,613,060

See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
ResMed, Inc.	6,916	$1,369,575
Smith & Nephew PLC ADR (b)	77,289	1,960,049
Stryker Corp.	11,398	4,079,002
Varex Imaging Corp. (a)	232,270	4,204,087
Zimmer Biomet Holdings, Inc.	17,620	2,325,488
		65,227,707
HEALTH CARE PROVIDERS & SERVICES — 0.8%
Astrana Health, Inc. (a)	17,733	744,609
Cigna Group	2,238	812,819
CorVel Corp. (a)	2,706	711,570
DocGo, Inc. (a) (b)	191,055	771,862
HealthEquity, Inc. (a)	55,391	4,521,567
Hims & Hers Health, Inc. (a)	139,112	2,152,063
McKesson Corp.	4,447	2,387,372
ModivCare, Inc. (a)	25,735	603,486
OmniAb, Inc. (a) (c)	4,014	—
Pediatrix Medical Group, Inc. (a)	61,444	616,283
Premier, Inc. Class A	28,236	624,016
Privia Health Group, Inc. (a)	46,429	909,544
Quest Diagnostics, Inc.	4,567	607,913
UnitedHealth Group, Inc.	1,128	558,022
		16,021,126
HEALTH CARE TECHNOLOGY — 0.2%
Doximity, Inc. Class A (a)	23,988	645,517
Evolent Health, Inc. Class A (a)	20,512	672,588
GoodRx Holdings, Inc. Class A (a) (b)	185,291	1,315,566
Teladoc Health, Inc. (a)	58,555	884,181
		3,517,852
HOUSEHOLD DURABLES — 0.4%
Garmin Ltd.	17,204	2,561,159
iRobot Corp. (a) (b)	98,963	866,916
Sony Group Corp. ADR (b)	46,112	3,953,643
		7,381,718
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.9%
AES Corp.	232,340	4,165,856
Altus Power, Inc. (a) (b)	763,539	3,649,717
Atlantica Sustainable Infrastructure PLC (b)	297,394	5,495,841
Ormat Technologies, Inc.	70,865	4,690,554
Sunnova Energy International, Inc. (a) (b)	57,640	353,333
		18,355,301
INDUSTRIAL CONGLOMERATES — 0.6%
General Electric Co.	5,629	988,059
Honeywell International, Inc.	57,977	11,899,779
		12,887,838
INSURANCE — 0.6%
Allstate Corp.	28,153	4,870,750
Oscar Health, Inc. Class A (a)	135,657	2,017,220
Progressive Corp.	24,318	5,029,449
Security Description	Shares	Value
Sun Life Financial, Inc.	11,952	$652,340
		12,569,759
INTERACTIVE MEDIA & SERVICES — 4.7%
Alphabet, Inc. Class C (a)	62,178	9,467,222
Baidu, Inc. ADR (a)	91,659	9,649,860
Bumble, Inc. Class A (a)	392,382	4,453,536
Hello Group, Inc. ADR	772,109	4,794,797
JOYY, Inc. ADR	133,924	4,118,163
Match Group, Inc. (a)	180,337	6,542,626
Meta Platforms, Inc. Class A	47,259	22,948,025
Rumble, Inc. (a) (b)	1,086,037	8,775,179
Snap, Inc. Class A (a)	1,209,223	13,881,880
Weibo Corp. ADR	481,000	4,372,290
Yandex NV Class A (a) (c)	180,377	—
Ziff Davis, Inc. (a)	68,838	4,339,548
		93,343,126
IT SERVICES — 1.1%
Akamai Technologies, Inc. (a)	37,780	4,108,953
Cloudflare, Inc. Class A (a)	64,450	6,240,694
Globant SA (a)	12,829	2,590,175
Shopify, Inc. Class A (a)	45,628	3,521,113
Twilio, Inc. Class A (a)	99,102	6,060,087
		22,521,022
LIFE SCIENCES TOOLS & SERVICES — 2.3%
AbCellera Biologics, Inc. (a) (b)	135,512	613,869
Agilent Technologies, Inc.	17,118	2,490,840
Azenta, Inc. (a)	11,277	679,778
Bio-Techne Corp.	9,619	677,081
Bruker Corp.	277,716	26,088,641
Charles River Laboratories International, Inc. (a)	13,463	3,647,800
Danaher Corp.	10,852	2,709,961
Maravai LifeSciences Holdings, Inc. Class A (a)	173,338	1,502,841
Mettler-Toledo International, Inc. (a)	1,837	2,445,580
Revvity, Inc.	21,994	2,309,370
Stevanato Group SpA (b)	34,009	1,091,689
Thermo Fisher Scientific, Inc.	3,477	2,020,867
		46,278,317
MACHINERY — 4.5%
3D Systems Corp. (a)	1,992,742	8,847,774
AGCO Corp.	25,127	3,091,124
Allison Transmission Holdings, Inc.	29,280	2,376,365
Barnes Group, Inc.	114,380	4,249,217
Blue Bird Corp. (a)	55,541	2,129,442
Chart Industries, Inc. (a) (b)	9,970	1,642,258
CNH Industrial NV	167,280	2,167,949
Cummins, Inc.	9,873	2,909,079
Deere & Co.	7,820	3,211,987
Dover Corp.	18,030	3,194,736
Energy Recovery, Inc. (a)	100,735	1,590,606
ESCO Technologies, Inc.	33,446	3,580,394

See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Ingersoll Rand, Inc.	25,040	$2,377,548
John Bean Technologies Corp.	29,947	3,141,141
Lincoln Electric Holdings, Inc.	9,846	2,515,062
Lindsay Corp.	23,827	2,803,485
Microvast Holdings, Inc. (a) (b)	1,109,230	928,426
Mueller Water Products, Inc. Class A	85,632	1,377,819
Nikola Corp. (a) (b)	1,490,408	1,550,024
PACCAR, Inc.	77,055	9,546,344
Pentair PLC	26,918	2,299,874
Proto Labs, Inc. (a)	149,590	5,347,842
SPX Technologies, Inc. (a)	21,834	2,688,420
Standex International Corp.	16,049	2,924,449
Stratasys Ltd. (a)	681,885	7,923,504
Symbotic, Inc. (a) (b)	92,097	4,144,365
Xylem, Inc.	17,346	2,241,797
		90,801,031
METALS & MINING — 1.0%
ArcelorMittal SA (b)	48,119	1,327,122
ATI, Inc. (a)	96,022	4,913,446
Carpenter Technology Corp.	82,813	5,914,505
Kaiser Aluminum Corp.	63,890	5,709,210
POSCO Holdings, Inc. ADR (b)	29,563	2,318,330
		20,182,613
MULTI-UTILITIES — 0.4%
Algonquin Power & Utilities Corp. (b)	685,329	4,331,279
Consolidated Edison, Inc.	44,876	4,075,190
		8,406,469
OIL, GAS & CONSUMABLE FUELS — 0.6%
BP PLC ADR	32,664	1,230,779
Enbridge, Inc. (b)	123,717	4,476,081
Shell PLC ADR	17,767	1,191,100
Suncor Energy, Inc. (b)	38,595	1,424,541
Ultrapar Participacoes SA ADR (b)	590,030	3,374,972
		11,697,473
PHARMACEUTICALS — 0.3%
Bristol-Myers Squibb Co.	13,011	705,586
Catalent, Inc. (a)	22,766	1,285,141
Novartis AG ADR (b)	9,397	908,972
Pacira BioSciences, Inc. (a)	22,903	669,226
Sanofi SA ADR	13,964	678,650
Zoetis, Inc.	16,420	2,778,428
		7,026,003
PROFESSIONAL SERVICES — 2.4%
ASGN, Inc. (a)	46,689	4,891,140
ExlService Holdings, Inc. (a)	21,450	682,110
KBR, Inc.	42,332	2,694,855
Leidos Holdings, Inc.	217,508	28,513,124
NV5 Global, Inc. (a)	11,742	1,150,833
Parsons Corp. (a)	129,726	10,760,772
		48,692,834
Security Description	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 7.0%
Advanced Micro Devices, Inc. (a)	62,012	$11,192,546
Allegro MicroSystems, Inc. (a)	107,037	2,885,717
Ambarella, Inc. (a)	292,397	14,844,996
Analog Devices, Inc.	13,459	2,662,056
Applied Materials, Inc.	20,504	4,228,540
Broadcom, Inc.	8,201	10,869,687
Canadian Solar, Inc. (a) (b)	30,701	606,652
Daqo New Energy Corp. ADR (a) (b)	25,091	706,312
Enphase Energy, Inc. (a)	19,825	2,398,428
First Solar, Inc. (a)	4,575	772,260
indie Semiconductor, Inc. Class A (a) (b)	536,608	3,799,185
Intel Corp.	54,619	2,412,521
JinkoSolar Holding Co. Ltd. ADR (b)	18,612	468,836
KLA Corp.	3,031	2,117,366
Maxeon Solar Technologies Ltd. (a) (b)	296,645	987,828
Micron Technology, Inc.	62,404	7,356,807
NVIDIA Corp.	15,540	14,041,322
NXP Semiconductors NV	20,605	5,105,301
ON Semiconductor Corp. (a)	102,091	7,508,793
QUALCOMM, Inc.	31,219	5,285,377
Silicon Laboratories, Inc. (a)	63,879	9,180,690
SolarEdge Technologies, Inc. (a) (b)	23,274	1,651,988
STMicroelectronics NV (b)	239,280	10,346,467
Synaptics, Inc. (a)	45,130	4,402,883
Teradyne, Inc.	34,911	3,939,008
Texas Instruments, Inc.	7,394	1,288,109
Tower Semiconductor Ltd. (a)	94,662	3,166,444
Ultra Clean Holdings, Inc. (a)	118,321	5,435,667
		139,661,786
SOFTWARE — 16.7%
8x8, Inc. (a) (b)	1,826,482	4,931,501
A10 Networks, Inc.	350,736	4,801,576
ACI Worldwide, Inc. (a)	114,537	3,803,774
Adobe, Inc. (a)	7,006	3,535,228
Agilysys, Inc. (a)	23,177	1,952,894
Alarm.com Holdings, Inc. (a)	118,915	8,617,770
ANSYS, Inc. (a)	22,984	7,979,125
Asana, Inc. Class A (a) (b)	317,289	4,914,807
Aspen Technology, Inc. (a)	29,424	6,275,551
Atlassian Corp. Class A (a)	33,937	6,621,448
Aurora Innovation, Inc. (a) (b)	1,199,301	3,382,029
Autodesk, Inc. (a)	19,156	4,988,606
Bill Holdings, Inc. (a)	31,039	2,133,000
Bit Digital, Inc. (a) (b)	1,982,068	5,688,535
Bitfarms Ltd. (a) (b)	4,177,834	9,316,570
Blackbaud, Inc. (a)	85,192	6,316,135
BlackBerry Ltd. (a) (b)	1,025,976	2,831,694
Box, Inc. Class A (a)	250,925	7,106,196
C3.ai, Inc. Class A (a) (b)	147,719	3,998,753

See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Check Point Software Technologies Ltd. (a)	30,377	$4,982,132
Cipher Mining, Inc. (a) (b)	1,691,451	8,710,973
Cleanspark, Inc. (a)	1,304,920	27,677,353
Crowdstrike Holdings, Inc. Class A (a)	21,105	6,766,052
CyberArk Software Ltd. (a)	22,433	5,958,878
Datadog, Inc. Class A (a)	42,064	5,199,110
Dropbox, Inc. Class A (a)	228,263	5,546,791
Fortinet, Inc. (a)	83,308	5,690,769
Hut 8 Corp. (a) (b)	842,566	9,301,929
Lightspeed Commerce, Inc. (a) (b)	122,155	1,717,499
Marathon Digital Holdings, Inc. (a) (b)	642,920	14,517,134
Microsoft Corp.	42,191	17,750,598
Monday.com Ltd. (a)	42,266	9,546,621
N-able, Inc. (a)	299,552	3,915,145
Palo Alto Networks, Inc. (a)	17,627	5,008,359
PTC, Inc. (a)	112,601	21,274,833
Q2 Holdings, Inc. (a)	239,234	12,574,139
Qualys, Inc. (a)	24,509	4,089,817
Rapid7, Inc. (a)	79,151	3,881,565
RingCentral, Inc. Class A (a)	191,674	6,658,755
Riot Platforms, Inc. (a)	667,356	8,168,437
Roper Technologies, Inc.	2,216	1,242,821
SAP SE ADR	16,878	3,291,716
SentinelOne, Inc. Class A (a)	215,962	5,034,074
Tenable Holdings, Inc. (a)	110,950	5,484,258
UiPath, Inc. Class A (a)	117,253	2,658,126
Unity Software, Inc. (a) (b)	311,602	8,319,773
Varonis Systems, Inc. (a)	112,682	5,315,210
Workiva, Inc. (a)	63,936	5,421,773
Zoom Video Communications, Inc. Class A (a)	90,333	5,905,068
Zscaler, Inc. (a)	23,664	4,558,396
		335,363,296
SPECIALTY RETAIL — 0.1%
EVgo, Inc. (a) (b)	643,632	1,615,516
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.4%
Apple, Inc.	21,825	3,742,551
HP, Inc.	203,710	6,156,116
Logitech International SA (b)	53,194	4,753,948
Xerox Holdings Corp.	713,670	12,774,693
		27,427,308
TRADING COMPANIES & DISTRIBUTORS — 0.5%
Applied Industrial Technologies, Inc.	33,876	6,692,204
Core & Main, Inc. Class A (a)	33,492	1,917,417
Security Description	Shares	Value
Titan Machinery, Inc. (a)	57,448	$1,425,285
		10,034,906
WATER UTILITIES — 0.1%
Consolidated Water Co. Ltd.	52,801	1,547,597
WIRELESS TELECOMMUNICATION SERVICES — 0.6%
FingerMotion, Inc. (a) (b)	534,876	1,123,240
Rogers Communications, Inc. Class B (b)	99,720	4,088,520
SK Telecom Co. Ltd. ADR (b)	200,881	4,330,994
Vodafone Group PLC ADR (b)	224,229	1,995,638
		11,538,392
TOTAL COMMON STOCKS (Cost $1,791,680,484)		1,999,307,744
SHORT-TERM INVESTMENTS — 8.0%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (d) (e)	1,007,758	1,008,060
State Street Navigator Securities Lending Portfolio II (f) (g)	159,907,522	159,907,522
TOTAL SHORT-TERM INVESTMENTS (Cost $160,915,556)		160,915,582
TOTAL INVESTMENTS — 107.9% (Cost $1,952,596,040)		2,160,223,326
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.9)%		(158,161,863)
NET ASSETS — 100.0%		$2,002,061,463
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2024.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2024, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2024.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,999,307,744	$—	$0(a)	$1,999,307,744
Short-Term Investments	160,915,582	—	—	160,915,582
TOTAL INVESTMENTS	$2,160,223,326	$—	$0	$2,160,223,326
(a)	The Fund held Level 3 securities that were valued at $0 at March 31, 2024.

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	485,531	$485,628	$48,671,559	$48,149,699	$546	$26	1,007,758	$1,008,060	$86,066
State Street Navigator Securities Lending Portfolio II	174,179,345	174,179,345	513,827,152	528,098,975	—	—	159,907,522	159,907,522	5,272,510
Total		$174,664,973	$562,498,711	$576,248,674	$546	$26		$160,915,582	$5,358,576
See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO SMART MOBILITY ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 7.0%
EHang Holdings Ltd. ADR (a)	31,133	$640,406
HEICO Corp.	2,146	409,886
Huntington Ingalls Industries, Inc.	1,573	458,482
Kaman Corp.	9,979	457,737
Textron, Inc.	6,927	664,507
		2,631,018
AIRLINES — 0.4%
Blade Air Mobility, Inc. (a) (b)	47,203	134,528
AUTO COMPONENTS — 16.7%
American Axle & Manufacturing Holdings, Inc. (a)	69,922	514,626
Aptiv PLC (a)	6,614	526,805
BorgWarner, Inc.	16,215	563,309
Dana, Inc.	38,540	489,458
Garrett Motion, Inc. (a)	68,312	679,021
Gentherm, Inc. (a)	11,666	671,728
Hesai Group ADR (a) (b)	37,748	191,005
Lear Corp.	3,830	554,890
Luminar Technologies, Inc. (a) (b)	203,186	400,277
Mobileye Global, Inc. Class A (a) (b)	13,366	429,717
Modine Manufacturing Co. (a)	7,355	700,123
Visteon Corp. (a)	4,426	520,542
		6,241,501
AUTOMOBILES — 14.5%
Ford Motor Co.	49,650	659,352
General Motors Co.	16,130	731,495
Honda Motor Co. Ltd. ADR (b)	17,238	641,771
Li Auto, Inc. ADR (a)	14,674	444,329
Lucid Group, Inc. (a) (b)	119,621	340,920
NIO, Inc. ADR (a)	67,885	305,482
Polestar Automotive Holding U.K. PLC Class A ADR (a) (b)	242,495	373,442
Rivian Automotive, Inc. Class A (a)	28,601	313,181
Stellantis NV	16,686	472,214
Tesla, Inc. (a)	2,200	386,738
Toyota Motor Corp. ADR (b)	1,981	498,578
XPeng, Inc. ADR (a)	31,506	241,966
		5,409,468
CHEMICALS — 2.1%
Aspen Aerogels, Inc. (a)	44,284	779,398
COMMERCIAL SERVICES & SUPPLIES — 0.9%
Matthews International Corp. Class A	10,870	337,840
COMMUNICATIONS EQUIPMENT — 0.5%
Ituran Location & Control Ltd.	6,266	175,197
ELECTRICAL EQUIPMENT — 4.9%
Ballard Power Systems, Inc. (a) (b)	143,767	399,672
Blink Charging Co. (a) (b)	186,214	560,504
Plug Power, Inc. (a) (b)	133,128	457,961
Sensata Technologies Holding PLC	11,350	416,999
		1,835,136
Security Description	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 7.5%
Innoviz Technologies Ltd. (a) (b)	208,652	$281,680
MicroVision, Inc. (a) (b)	138,431	254,713
Ouster, Inc. (a) (b)	40,901	324,754
Sanmina Corp. (a)	7,683	477,729
Trimble, Inc. (a)	11,518	741,298
Vontier Corp.	15,749	714,375
		2,794,549
GROUND TRANSPORTATION — 8.4%
Avis Budget Group, Inc.	2,785	341,051
Grab Holdings Ltd. Class A (a)	171,817	539,505
Hertz Global Holdings, Inc. (a) (b)	41,862	327,780
Lyft, Inc. Class A (a)	43,415	840,080
Ryder System, Inc.	3,557	427,516
Uber Technologies, Inc. (a)	8,927	687,290
		3,163,222
INTERACTIVE MEDIA & SERVICES — 0.9%
Baidu, Inc. ADR (a)	3,314	348,898
Yandex NV Class A (a) (c)	31,237	—
		348,898
MACHINERY — 12.4%
Allison Transmission Holdings, Inc.	9,821	797,073
Blue Bird Corp. (a)	18,295	701,430
Cummins, Inc.	2,329	686,240
Hyster-Yale Materials Handling, Inc.	4,683	300,508
Lion Electric Co. (a) (b)	53,352	75,760
Luxfer Holdings PLC	23,763	246,422
Microvast Holdings, Inc. (a) (b)	416,790	348,853
Nikola Corp. (a) (b)	540,483	562,103
PACCAR, Inc.	3,973	492,215
REV Group, Inc.	18,970	419,047
		4,629,651
METALS & MINING — 1.1%
ArcelorMittal SA (b)	15,009	413,948
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 17.6%
Allegro MicroSystems, Inc. (a)	20,039	540,251
Ambarella, Inc. (a)	9,241	469,166
Enphase Energy, Inc. (a)	3,570	431,899
indie Semiconductor, Inc. Class A (a) (b)	72,287	511,792
Intel Corp.	9,115	402,609
Maxeon Solar Technologies Ltd. (a) (b)	82,805	275,741
NVIDIA Corp.	1,167	1,054,454
NXP Semiconductors NV	1,823	451,685
ON Semiconductor Corp. (a)	7,179	528,015
QUALCOMM, Inc.	4,082	691,083
SolarEdge Technologies, Inc. (a) (b)	4,754	337,439
STMicroelectronics NV	11,112	480,483
Texas Instruments, Inc.	2,451	426,989
		6,601,606

See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO SMART MOBILITY ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
SOFTWARE — 4.9%
ANSYS, Inc. (a)	1,882	$653,355
Aurora Innovation, Inc. (a) (b)	214,885	605,976
Rekor Systems, Inc. (a) (b)	93,605	214,355
Xperi, Inc. (a)	30,682	370,025
		1,843,711
TOTAL COMMON STOCKS (Cost $58,770,559)		37,339,671
SHORT-TERM INVESTMENTS — 10.4%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (d) (e)	195,507	195,566
State Street Navigator Securities Lending Portfolio II (f) (g)	3,671,240	3,671,240
TOTAL SHORT-TERM INVESTMENTS (Cost $3,866,806)		3,866,806
TOTAL INVESTMENTS — 110.2% (Cost $62,637,365)		41,206,477
LIABILITIES IN EXCESS OF OTHER ASSETS — (10.2)%		(3,805,176)
NET ASSETS — 100.0%		$37,401,301

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2024.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2024, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2024.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$37,339,671	$—	$0(a)	$37,339,671
Short-Term Investments	3,866,806	—	—	3,866,806
TOTAL INVESTMENTS	$41,206,477	$—	$0	$41,206,477
(a)	The Fund held a Level 3 security that was valued at $0 at March 31, 2024.

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	22,410	$22,414	$2,435,525	$2,262,395	$25	$(3)	195,507	$195,566	$3,146
State Street Navigator Securities Lending Portfolio II	4,841,313	4,841,313	16,691,219	17,861,292	—	—	3,671,240	3,671,240	305,544
Total		$4,863,727	$19,126,744	$20,123,687	$25	$(3)		$3,866,806	$308,690
See accompanying notes to Schedule of Investments.

SPDR MSCI USA CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 0.2%
Axon Enterprise, Inc. (a)	7	$2,190
L3Harris Technologies, Inc.	13	2,770
		4,960
AUTOMOBILES — 1.7%
Rivian Automotive, Inc. Class A (a)	392	4,292
Tesla, Inc. (a)	198	34,807
		39,099
BANKS — 1.7%
Bank of New York Mellon Corp.	73	4,206
JPMorgan Chase & Co.	142	28,443
M&T Bank Corp.	11	1,600
Northern Trust Corp.	24	2,134
U.S. Bancorp	67	2,995
		39,378
BEVERAGES — 0.4%
Brown-Forman Corp. Class B	63	3,252
Constellation Brands, Inc. Class A	3	815
Keurig Dr Pepper, Inc.	66	2,024
Monster Beverage Corp. (a)	57	3,379
		9,470
BIOTECHNOLOGY — 1.9%
AbbVie, Inc.	77	14,022
Alnylam Pharmaceuticals, Inc. (a)	11	1,644
Amgen, Inc.	21	5,971
Biogen, Inc. (a)	9	1,941
BioMarin Pharmaceutical, Inc. (a)	22	1,921
Exact Sciences Corp. (a)	10	691
Gilead Sciences, Inc.	6	439
Incyte Corp. (a)	14	798
Moderna, Inc. (a)	16	1,705
Neurocrine Biosciences, Inc. (a)	8	1,103
Regeneron Pharmaceuticals, Inc. (a)	7	6,737
Vertex Pharmaceuticals, Inc. (a)	16	6,688
		43,660
BROADLINE RETAIL — 4.1%
Amazon.com, Inc. (a)	472	85,140
eBay, Inc.	77	4,064
Etsy, Inc. (a)	24	1,649
MercadoLibre, Inc. (a)	4	6,048
		96,901
BUILDING PRODUCTS — 0.4%
A O Smith Corp.	18	1,610
Allegion PLC	46	6,197
Fortune Brands Innovations, Inc.	6	508
		8,315
CAPITAL MARKETS — 3.8%
Ameriprise Financial, Inc.	2	877
BlackRock, Inc.	13	10,838
Blackstone, Inc.	35	4,598
Security Description	Shares	Value
Cboe Global Markets, Inc.	14	$2,572
Charles Schwab Corp.	138	9,983
CME Group, Inc.	36	7,751
FactSet Research Systems, Inc.	6	2,726
Intercontinental Exchange, Inc.	47	6,459
KKR & Co., Inc.	32	3,219
MarketAxess Holdings, Inc.	7	1,535
Moody's Corp.	32	12,577
Nasdaq, Inc.	42	2,650
S&P Global, Inc.	40	17,018
SEI Investments Co.	36	2,588
T Rowe Price Group, Inc.	24	2,926
Tradeweb Markets, Inc. Class A	5	521
		88,838
CHEMICALS — 1.3%
Albemarle Corp.	5	659
Sherwin-Williams Co.	83	28,828
		29,487
COMMERCIAL SERVICES & SUPPLIES — 0.5%
Cintas Corp.	6	4,122
Copart, Inc. (a)	78	4,518
Rollins, Inc.	62	2,869
		11,509
COMMUNICATIONS EQUIPMENT — 1.4%
Cisco Systems, Inc.	316	15,772
Juniper Networks, Inc.	216	8,005
Motorola Solutions, Inc.	27	9,584
		33,361
CONSTRUCTION & ENGINEERING — 0.3%
AECOM	78	7,650
CONSTRUCTION MATERIALS — 0.1%
Vulcan Materials Co.	5	1,365
CONSUMER FINANCE — 0.4%
American Express Co.	36	8,197
Discover Financial Services	12	1,573
		9,770
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.1%
Dollar General Corp.	18	2,809
DIVERSIFIED REITs — 0.0% (b)
WP Carey, Inc. REIT	5	282
ELECTRIC UTILITIES — 1.2%
Edison International	393	27,797
NextEra Energy, Inc.	3	192
		27,989
ELECTRICAL EQUIPMENT — 1.3%
AMETEK, Inc.	75	13,718
Eaton Corp. PLC	8	2,501
Rockwell Automation, Inc.	51	14,858
		31,077

See accompanying notes to Schedule of Investments.

SPDR MSCI USA CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Amphenol Corp. Class A	36	$4,152
Corning, Inc.	105	3,461
Keysight Technologies, Inc. (a)	21	3,284
Trimble, Inc. (a)	50	3,218
		14,115
ENTERTAINMENT — 1.3%
Liberty Media Corp.-Liberty Formula One Class C (a)	24	1,574
Netflix, Inc. (a)	26	15,791
Take-Two Interactive Software, Inc. (a)	4	594
Walt Disney Co.	104	12,725
		30,684
FINANCIAL SERVICES — 3.6%
Apollo Global Management, Inc.	36	4,048
Block, Inc. (a)	9	761
Fiserv, Inc. (a)	12	1,918
Mastercard, Inc. Class A	64	30,821
PayPal Holdings, Inc. (a)	61	4,086
Visa, Inc. Class A	152	42,420
		84,054
FOOD PRODUCTS — 0.7%
Darling Ingredients, Inc. (a)	163	7,581
Hershey Co.	43	8,364
McCormick & Co., Inc.	4	307
		16,252
GROUND TRANSPORTATION — 0.8%
Old Dominion Freight Line, Inc.	24	5,263
Uber Technologies, Inc. (a)	75	5,774
U-Haul Holding Co.	46	3,067
Union Pacific Corp.	22	5,411
		19,515
HEALTH CARE EQUIPMENT & SUPPLIES — 2.6%
Align Technology, Inc. (a)	4	1,312
Baxter International, Inc.	5	214
Becton Dickinson & Co.	11	2,722
Boston Scientific Corp. (a)	85	5,822
Cooper Cos., Inc.	27	2,739
Dexcom, Inc. (a)	28	3,883
Edwards Lifesciences Corp. (a)	70	6,689
Hologic, Inc. (a)	28	2,183
IDEXX Laboratories, Inc. (a)	8	4,319
Insulet Corp. (a)	5	857
Intuitive Surgical, Inc. (a)	19	7,583
Medtronic PLC	92	8,018
ResMed, Inc.	16	3,168
Stryker Corp.	24	8,589
Teleflex, Inc.	5	1,131
Zimmer Biomet Holdings, Inc.	17	2,244
		61,473
Security Description	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 1.6%
Elevance Health, Inc.	14	$7,260
Humana, Inc.	8	2,774
Laboratory Corp. of America Holdings	2	437
Quest Diagnostics, Inc.	4	532
UnitedHealth Group, Inc.	53	26,219
		37,222
HEALTH CARE REITs — 0.7%
Healthpeak Properties, Inc. REIT	556	10,425
Ventas, Inc. REIT	28	1,219
Welltower, Inc. REIT	40	3,738
		15,382
HEALTH CARE TECHNOLOGY — 0.1%
Veeva Systems, Inc. Class A (a)	9	2,085
HOTELS, RESTAURANTS & LEISURE — 1.9%
Airbnb, Inc. Class A (a)	38	6,268
Chipotle Mexican Grill, Inc. (a)	1	2,907
Hilton Worldwide Holdings, Inc.	4	853
McDonald's Corp.	85	23,966
Starbucks Corp.	74	6,763
Vail Resorts, Inc.	1	223
Yum! Brands, Inc.	30	4,159
		45,139
HOUSEHOLD DURABLES — 0.2%
Garmin Ltd.	32	4,764
HOUSEHOLD PRODUCTS — 0.1%
Church & Dwight Co., Inc.	22	2,295
INDUSTRIAL REITs — 0.9%
Prologis, Inc. REIT	171	22,268
INSURANCE — 3.5%
Aflac, Inc.	134	11,505
Allstate Corp.	19	3,287
American Financial Group, Inc.	32	4,367
Aon PLC Class A	3	1,001
Arch Capital Group Ltd. (a)	65	6,009
Arthur J Gallagher & Co.	5	1,250
Brown & Brown, Inc.	51	4,465
Chubb Ltd.	36	9,329
Cincinnati Financial Corp.	25	3,104
Erie Indemnity Co. Class A	6	2,409
Globe Life, Inc.	12	1,397
Hartford Financial Services Group, Inc.	40	4,122
Markel Group, Inc. (a)	2	3,043
Marsh & McLennan Cos., Inc.	39	8,033
MetLife, Inc.	40	2,964
Progressive Corp.	37	7,652
Travelers Cos., Inc.	7	1,611
W R Berkley Corp.	26	2,300
Willis Towers Watson PLC	11	3,025
		80,873

See accompanying notes to Schedule of Investments.

SPDR MSCI USA CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
INTERACTIVE MEDIA & SERVICES — 5.8%
Alphabet, Inc. Class A (a)	179	$27,016
Alphabet, Inc. Class C (a)	334	50,855
Match Group, Inc. (a)	15	544
Meta Platforms, Inc. Class A	117	56,813
Pinterest, Inc. Class A (a)	20	693
Snap, Inc. Class A (a)	39	448
		136,369
IT SERVICES — 2.0%
Accenture PLC Class A	46	15,944
EPAM Systems, Inc. (a)	1	276
International Business Machines Corp.	124	23,679
MongoDB, Inc. (a)	1	359
Okta, Inc. (a)	9	942
Snowflake, Inc. Class A (a)	5	808
VeriSign, Inc. (a)	22	4,169
		46,177
LIFE SCIENCES TOOLS & SERVICES — 2.6%
Agilent Technologies, Inc.	19	2,765
Avantor, Inc. (a)	33	844
Bio-Rad Laboratories, Inc. Class A (a)	3	1,038
Bio-Techne Corp.	11	774
Danaher Corp.	58	14,484
Illumina, Inc. (a)	10	1,373
IQVIA Holdings, Inc. (a)	2	506
Mettler-Toledo International, Inc. (a)	7	9,319
Revvity, Inc.	27	2,835
Thermo Fisher Scientific, Inc.	26	15,111
Waters Corp. (a)	14	4,819
West Pharmaceutical Services, Inc.	20	7,914
		61,782
MACHINERY — 3.2%
Deere & Co.	5	2,054
Fortive Corp.	128	11,010
IDEX Corp.	22	5,368
Illinois Tool Works, Inc.	63	16,905
Pentair PLC	121	10,338
Xylem, Inc.	224	28,950
		74,625
MEDIA — 0.8%
Charter Communications, Inc. Class A (a)	9	2,616
Comcast Corp. Class A	144	6,242
Fox Corp. Class A	21	657
Fox Corp. Class B	18	515
Liberty Broadband Corp. Class C (a)	83	4,750
Liberty Media Corp.-Liberty SiriusXM Class C (a)	33	980
Sirius XM Holdings, Inc.	259	1,005
Trade Desk, Inc. Class A (a)	11	962
		17,727
Security Description	Shares	Value
METALS & MINING — 0.1%
Newmont Corp.	60	$2,150
OFFICE REITs — 0.5%
Alexandria Real Estate Equities, Inc. REIT	32	4,125
Boston Properties, Inc. REIT	134	8,752
		12,877
PERSONAL CARE PRODUCTS — 0.1%
Estee Lauder Cos., Inc. Class A	13	2,004
PHARMACEUTICALS — 5.6%
Bristol-Myers Squibb Co.	167	9,056
Catalent, Inc. (a)	16	903
Eli Lilly & Co.	61	47,455
Jazz Pharmaceuticals PLC (a)	12	1,445
Johnson & Johnson	157	24,836
Merck & Co., Inc.	178	23,487
Pfizer, Inc.	257	7,132
Royalty Pharma PLC Class A	75	2,278
Zoetis, Inc.	85	14,383
		130,975
PROFESSIONAL SERVICES — 0.6%
Automatic Data Processing, Inc.	8	1,998
Booz Allen Hamilton Holding Corp.	6	891
Equifax, Inc.	10	2,675
Paychex, Inc.	28	3,438
Paycom Software, Inc.	1	199
Robert Half, Inc.	9	714
TransUnion	3	239
Verisk Analytics, Inc.	15	3,536
		13,690
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
CoStar Group, Inc. (a)	40	3,864
Zillow Group, Inc. Class C (a)	5	244
		4,108
RESIDENTIAL REITs — 0.8%
AvalonBay Communities, Inc. REIT	36	6,680
Equity LifeStyle Properties, Inc. REIT	3	193
Equity Residential REIT	36	2,272
Essex Property Trust, Inc. REIT	39	9,548
Sun Communities, Inc. REIT	3	386
		19,079
RETAIL REITs — 0.7%
Kimco Realty Corp. REIT	170	3,334
Realty Income Corp. REIT	170	9,197
Simon Property Group, Inc. REIT	23	3,599
		16,130
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 12.5%
Advanced Micro Devices, Inc. (a)	84	15,161
Analog Devices, Inc.	77	15,230
Broadcom, Inc.	26	34,461
Enphase Energy, Inc. (a)	82	9,920

See accompanying notes to Schedule of Investments.

SPDR MSCI USA CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
First Solar, Inc. (a)	81	$13,673
Intel Corp.	296	13,074
KLA Corp.	9	6,287
Marvell Technology, Inc.	129	9,143
Monolithic Power Systems, Inc.	6	4,064
NVIDIA Corp.	153	138,245
QUALCOMM, Inc.	109	18,454
Texas Instruments, Inc.	84	14,634
		292,346
SOFTWARE — 12.0%
Adobe, Inc. (a)	30	15,138
ANSYS, Inc. (a)	5	1,736
Autodesk, Inc. (a)	13	3,385
DocuSign, Inc. (a)	7	417
Fortinet, Inc. (a)	35	2,391
HubSpot, Inc. (a)	1	627
Intuit, Inc.	25	16,250
Microsoft Corp.	423	177,964
Oracle Corp.	100	12,561
Palo Alto Networks, Inc. (a)	2	568
Roper Technologies, Inc.	8	4,487
Salesforce, Inc.	59	17,770
ServiceNow, Inc. (a)	24	18,298
Synopsys, Inc. (a)	11	6,286
Tyler Technologies, Inc. (a)	3	1,275
Workday, Inc. Class A (a)	8	2,182
Zoom Video Communications, Inc. Class A (a)	3	196
		281,531
SPECIALIZED REITs — 3.3%
American Tower Corp. REIT	33	6,521
Crown Castle, Inc. REIT	11	1,164
Digital Realty Trust, Inc. REIT	253	36,442
Equinix, Inc. REIT	21	17,332
Extra Space Storage, Inc. REIT	16	2,352
Public Storage REIT	23	6,671
VICI Properties, Inc. REIT	207	6,167
		76,649
SPECIALTY RETAIL — 2.4%
Burlington Stores, Inc. (a)	6	1,393
Home Depot, Inc.	60	23,016
Lowe's Cos., Inc.	38	9,680
Security Description	Shares	Value
O'Reilly Automotive, Inc. (a)	5	$5,645
Ross Stores, Inc.	27	3,963
TJX Cos., Inc.	89	9,026
Ulta Beauty, Inc. (a)	5	2,614
		55,337
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.4%
Apple, Inc.	874	149,873
TEXTILES, APPAREL & LUXURY GOODS — 0.2%
Lululemon Athletica, Inc. (a)	8	3,125
NIKE, Inc. Class B	27	2,538
		5,663
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Fastenal Co.	76	5,863
WW Grainger, Inc.	1	1,017
		6,880
WATER UTILITIES — 0.4%
American Water Works Co., Inc.	80	9,777
TOTAL COMMON STOCKS (Cost $2,112,895)		2,337,790
SHORT-TERM INVESTMENT — 6.2%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (c) (d) (Cost $144,782)	144,739	144,782
TOTAL INVESTMENTS — 106.1% (Cost $2,257,677)		2,482,572
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.1)%		(141,722)
NET ASSETS — 100.0%		$2,340,850
(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2024.
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

SPDR MSCI USA CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,337,790	$—	$—	$2,337,790
Short-Term Investment	144,782	—	—	144,782
TOTAL INVESTMENTS	$2,482,572	$—	$—	$2,482,572

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	153,356	$153,387	$1,654,083	$1,662,733	$47	$(2)	144,739	$144,782	$6,298
See accompanying notes to Schedule of Investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.5%
Axon Enterprise, Inc. (a)	41	$12,828
Boeing Co. (a)	1,773	342,171
General Dynamics Corp.	3,597	1,016,116
HEICO Corp.	170	32,470
HEICO Corp. Class A	286	44,027
Howmet Aerospace, Inc.	2,507	171,554
Huntington Ingalls Industries, Inc.	793	231,136
L3Harris Technologies, Inc.	2,771	590,500
Lockheed Martin Corp.	19,038	8,659,815
Northrop Grumman Corp.	10,341	4,949,823
RTX Corp.	24,118	2,352,229
Textron, Inc.	3,081	295,560
TransDigm Group, Inc.	108	133,013
		18,831,242
AIR FREIGHT & LOGISTICS — 0.8%
CH Robinson Worldwide, Inc.	22,582	1,719,393
Expeditors International of Washington, Inc.	20,441	2,485,012
FedEx Corp.	5,362	1,553,586
United Parcel Service, Inc. Class B	30,679	4,559,820
		10,317,811
AIRLINES — 0.0% (b)
Delta Air Lines, Inc.	1,946	93,155
Southwest Airlines Co.	1,416	41,333
		134,488
AUTO COMPONENTS — 0.1%
Aptiv PLC (a)	3,616	288,014
BorgWarner, Inc.	8,061	280,039
Lear Corp.	1,762	255,279
		823,332
AUTOMOBILES — 0.7%
Ford Motor Co.	217,187	2,884,243
General Motors Co.	113,811	5,161,329
Rivian Automotive, Inc. Class A (a) (c)	5,105	55,900
Tesla, Inc. (a)	6,072	1,067,397
		9,168,869
BANKS — 4.4%
Bank of America Corp.	249,038	9,443,521
Bank of New York Mellon Corp.	18,172	1,047,071
Citigroup, Inc.	128,485	8,125,391
Citizens Financial Group, Inc.	23,250	843,742
Fifth Third Bancorp	21,256	790,936
First Citizens BancShares, Inc. Class A	152	248,520
Goldman Sachs Group, Inc.	9,256	3,866,138
Huntington Bancshares, Inc.	48,665	678,877
JPMorgan Chase & Co.	66,828	13,385,648
KeyCorp	36,170	571,848
M&T Bank Corp.	5,359	779,413
Security Description	Shares	Value
Morgan Stanley	25,804	$2,429,705
Northern Trust Corp.	4,014	356,925
PNC Financial Services Group, Inc.	11,420	1,845,472
Regions Financial Corp.	31,598	664,822
State Street Corp. (d)	9,284	717,839
Truist Financial Corp.	59,040	2,301,379
U.S. Bancorp	43,259	1,933,677
Wells Fargo & Co.	115,954	6,720,694
		56,751,618
BEVERAGES — 2.3%
Brown-Forman Corp. Class B	10,873	561,264
Coca-Cola Co.	157,337	9,625,878
Constellation Brands, Inc. Class A	916	248,932
Keurig Dr Pepper, Inc.	98,177	3,011,089
Molson Coors Beverage Co. Class B	3,993	268,529
Monster Beverage Corp. (a)	27,977	1,658,476
PepsiCo, Inc.	81,698	14,297,967
		29,672,135
BIOTECHNOLOGY — 3.7%
AbbVie, Inc.	93,916	17,102,104
Alnylam Pharmaceuticals, Inc. (a)	57	8,519
Amgen, Inc.	13,453	3,824,957
Biogen, Inc. (a)	2,275	490,558
BioMarin Pharmaceutical, Inc. (a)	17,215	1,503,558
Exact Sciences Corp. (a)	533	36,809
Gilead Sciences, Inc.	71,507	5,237,888
Incyte Corp. (a)	37,036	2,109,941
Moderna, Inc. (a)	9,880	1,052,813
Neurocrine Biosciences, Inc. (a)	12,667	1,747,033
Regeneron Pharmaceuticals, Inc. (a)	7,768	7,476,622
United Therapeutics Corp. (a)	3,634	834,802
Vertex Pharmaceuticals, Inc. (a)	16,220	6,780,122
		48,205,726
BROADLINE RETAIL — 0.7%
Amazon.com, Inc. (a)	48,358	8,722,816
eBay, Inc.	4,979	262,791
Etsy, Inc. (a)	693	47,623
MercadoLibre, Inc. (a)	53	80,134
		9,113,364
BUILDING PRODUCTS — 0.6%
A O Smith Corp.	923	82,572
Allegion PLC	3,519	474,045
Builders FirstSource, Inc. (a)	6,400	1,334,720
Carlisle Cos., Inc.	474	185,737
Carrier Global Corp.	8,017	466,028
Fortune Brands Innovations, Inc.	1,829	154,861
Johnson Controls International PLC	9,778	638,699
Lennox International, Inc.	1,941	948,683
Masco Corp.	2,281	179,925
Owens Corning	1,686	281,225

See accompanying notes to Schedule of Investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Trane Technologies PLC	8,500	$2,551,700
		7,298,195
CAPITAL MARKETS — 1.9%
Ameriprise Financial, Inc.	4,511	1,977,803
ARES Management Corp. Class A	625	83,112
BlackRock, Inc.	5,798	4,833,793
Blackstone, Inc.	4,051	532,180
Carlyle Group, Inc.	5,560	260,820
Cboe Global Markets, Inc.	20,413	3,750,480
Charles Schwab Corp.	14,523	1,050,594
CME Group, Inc.	13,083	2,816,639
Coinbase Global, Inc. Class A (a)	1,245	330,074
FactSet Research Systems, Inc.	1,276	579,802
Franklin Resources, Inc.	7,450	209,419
Intercontinental Exchange, Inc.	12,615	1,733,679
KKR & Co., Inc.	4,501	452,711
LPL Financial Holdings, Inc.	3,428	905,678
MarketAxess Holdings, Inc.	1,430	313,527
Moody's Corp.	669	262,937
MSCI, Inc.	179	100,321
Nasdaq, Inc.	2,987	188,480
Raymond James Financial, Inc.	2,805	360,218
Robinhood Markets, Inc. Class A (a)	4,496	90,504
S&P Global, Inc.	1,826	776,872
SEI Investments Co.	4,927	354,251
T Rowe Price Group, Inc.	10,818	1,318,931
Tradeweb Markets, Inc. Class A	7,006	729,815
		24,012,640
CHEMICALS — 1.1%
Air Products & Chemicals, Inc.	5,955	1,442,718
Albemarle Corp.	1,905	250,965
Celanese Corp.	2,137	367,265
CF Industries Holdings, Inc.	29,728	2,473,667
Corteva, Inc.	40,666	2,345,208
Dow, Inc.	19,746	1,143,886
DuPont de Nemours, Inc.	8,003	613,590
Eastman Chemical Co.	2,589	259,470
Ecolab, Inc.	1,622	374,520
FMC Corp.	2,814	179,252
International Flavors & Fragrances, Inc.	4,267	366,919
Linde PLC	4,486	2,082,939
LyondellBasell Industries NV Class A	7,326	749,201
Mosaic Co.	12,634	410,100
PPG Industries, Inc.	2,561	371,089
RPM International, Inc.	1,143	135,960
Sherwin-Williams Co.	1,362	473,063
Westlake Corp.	885	135,228
		14,175,040
COMMERCIAL SERVICES & SUPPLIES — 2.2%
Cintas Corp.	3,449	2,369,566
Copart, Inc. (a)	31,650	1,833,168
Security Description	Shares	Value
Republic Services, Inc.	36,774	$7,040,014
Rollins, Inc.	44,156	2,043,098
Veralto Corp.	9,216	817,091
Waste Connections, Inc.	41,607	7,156,820
Waste Management, Inc.	35,458	7,557,873
		28,817,630
COMMUNICATIONS EQUIPMENT — 2.3%
Arista Networks, Inc. (a)	9,868	2,861,523
Cisco Systems, Inc.	300,815	15,013,677
F5, Inc. (a)	13,362	2,533,301
Juniper Networks, Inc.	64,176	2,378,362
Motorola Solutions, Inc.	18,205	6,462,411
		29,249,274
CONSTRUCTION & ENGINEERING — 0.0% (b)
AECOM	1,932	189,491
Quanta Services, Inc.	1,143	296,951
		486,442
CONSTRUCTION MATERIALS — 0.0% (b)
Martin Marietta Materials, Inc.	443	271,975
Vulcan Materials Co.	914	249,449
		521,424
CONSUMER FINANCE — 0.5%
Ally Financial, Inc.	14,320	581,249
American Express Co.	6,451	1,468,828
Capital One Financial Corp.	15,294	2,277,124
Discover Financial Services	7,050	924,184
Synchrony Financial	17,996	775,988
		6,027,373
CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.6%
Albertsons Cos., Inc. Class A	19,236	412,420
Costco Wholesale Corp.	18,133	13,284,780
Dollar General Corp.	4,560	711,634
Dollar Tree, Inc. (a)	3,556	473,481
Kroger Co.	76,757	4,385,127
Sysco Corp.	8,527	692,222
Target Corp.	10,391	1,841,389
Walgreens Boots Alliance, Inc.	61,758	1,339,531
Walmart, Inc.	165,803	9,976,367
		33,116,951
CONTAINERS & PACKAGING — 0.4%
Amcor PLC	179,454	1,706,608
Avery Dennison Corp.	792	176,814
Ball Corp.	4,258	286,819
Crown Holdings, Inc.	2,235	177,146
International Paper Co.	17,516	683,474
Packaging Corp. of America	7,548	1,432,459
Westrock Co.	9,799	484,561
		4,947,881
DISTRIBUTORS — 0.1%
Genuine Parts Co.	1,951	302,268
LKQ Corp.	5,539	295,838

See accompanying notes to Schedule of Investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Pool Corp.	1,561	$629,864
		1,227,970
DIVERSIFIED REITs — 0.0% (b)
WP Carey, Inc. REIT	2,909	164,184
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.5%
AT&T, Inc.	426,500	7,506,400
Liberty Global Ltd. Class C (a) (c)	16,177	285,362
Verizon Communications, Inc.	269,158	11,293,870
		19,085,632
ELECTRIC UTILITIES — 2.0%
Alliant Energy Corp.	10,494	528,898
American Electric Power Co., Inc.	27,124	2,335,376
Constellation Energy Corp.	3,034	560,835
Duke Energy Corp.	73,892	7,146,095
Edison International	7,823	553,321
Entergy Corp.	4,086	431,808
Evergy, Inc.	9,123	486,986
Eversource Energy	17,471	1,044,242
Exelon Corp.	17,550	659,354
FirstEnergy Corp.	8,566	330,819
NextEra Energy, Inc.	18,278	1,168,147
NRG Energy, Inc.	7,922	536,240
PG&E Corp.	36,078	604,667
PPL Corp.	11,446	315,108
Southern Co.	83,272	5,973,933
Xcel Energy, Inc.	62,094	3,337,553
		26,013,382
ELECTRICAL EQUIPMENT — 0.2%
AMETEK, Inc.	1,589	290,628
Eaton Corp. PLC	2,346	733,548
Emerson Electric Co.	6,826	774,205
Rockwell Automation, Inc.	4,225	1,230,869
Vertiv Holdings Co. Class A	1,285	104,946
		3,134,196
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.8%
Amphenol Corp. Class A	79,159	9,130,991
CDW Corp.	14,257	3,646,655
Corning, Inc.	43,393	1,430,233
Hubbell, Inc.	1,947	808,102
Jabil, Inc.	2,829	378,945
Keysight Technologies, Inc. (a)	29,194	4,565,358
TE Connectivity Ltd.	5,546	805,501
Teledyne Technologies, Inc. (a)	6,005	2,578,067
Trimble, Inc. (a)	2,451	157,746
Zebra Technologies Corp. Class A (a)	651	196,237
		23,697,835
ENERGY EQUIPMENT & SERVICES — 0.1%
Baker Hughes Co.	14,235	476,873
Halliburton Co.	7,390	291,314
Security Description	Shares	Value
Schlumberger NV	10,845	$594,414
		1,362,601
ENTERTAINMENT — 0.7%
Electronic Arts, Inc.	25,912	3,437,745
Liberty Media Corp.-Liberty Formula One Class C (a)	1,176	77,146
Live Nation Entertainment, Inc. (a)	410	43,366
Netflix, Inc. (a)	2,738	1,662,869
ROBLOX Corp. Class A (a)	261	9,965
Roku, Inc. (a)	404	26,329
Take-Two Interactive Software, Inc. (a)	998	148,193
Walt Disney Co.	19,465	2,381,737
Warner Bros Discovery, Inc. (a)	128,331	1,120,330
		8,907,680
FINANCIAL SERVICES — 4.9%
Apollo Global Management, Inc.	1,440	161,928
Berkshire Hathaway, Inc. Class B (a)	34,328	14,435,610
Block, Inc. (a)	4,433	374,943
Corpay, Inc. (a)	663	204,562
Equitable Holdings, Inc.	7,316	278,081
Fidelity National Information Services, Inc.	7,893	585,503
Fiserv, Inc. (a)	20,030	3,201,195
Global Payments, Inc.	4,116	550,145
Jack Henry & Associates, Inc.	6,183	1,074,173
Mastercard, Inc. Class A	40,755	19,626,385
PayPal Holdings, Inc. (a)	12,303	824,178
Toast, Inc. Class A (a)	351	8,747
Visa, Inc. Class A	80,289	22,407,054
		63,732,504
FOOD PRODUCTS — 2.1%
Archer-Daniels-Midland Co.	14,956	939,386
Bunge Global SA	5,846	599,332
Campbell Soup Co.	39,089	1,737,506
Conagra Brands, Inc.	10,759	318,897
Darling Ingredients, Inc. (a)	3,571	166,087
General Mills, Inc.	55,153	3,859,055
Hershey Co.	25,872	5,032,104
Hormel Foods Corp.	59,957	2,091,900
J M Smucker Co.	9,701	1,221,065
Kellanova	55,674	3,189,564
Kraft Heinz Co.	74,932	2,764,991
Lamb Weston Holdings, Inc.	5,385	573,664
McCormick & Co., Inc.	2,590	198,938
Mondelez International, Inc. Class A	44,602	3,122,140
Tyson Foods, Inc. Class A	14,691	862,802
		26,677,431
GAS UTILITIES — 0.0% (b)
Atmos Energy Corp.	3,502	416,283
GROUND TRANSPORTATION — 0.4%
CSX Corp.	18,704	693,357

See accompanying notes to Schedule of Investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
JB Hunt Transport Services, Inc.	3,433	$684,025
Knight-Swift Transportation Holdings, Inc.	3,720	204,675
Norfolk Southern Corp.	2,499	636,920
Old Dominion Freight Line, Inc.	7,980	1,750,094
Uber Technologies, Inc. (a)	3,675	282,938
U-Haul Holding Co.	1,818	121,224
Union Pacific Corp.	4,474	1,100,291
		5,473,524
HEALTH CARE EQUIPMENT & SUPPLIES — 1.3%
Abbott Laboratories	17,111	1,944,836
ABIOMED, Inc. (a)	36	37
Align Technology, Inc. (a)	754	247,252
Baxter International, Inc.	8,080	345,339
Becton Dickinson & Co.	14,366	3,554,867
Boston Scientific Corp. (a)	7,262	497,374
Cooper Cos., Inc.	2,487	252,331
Dexcom, Inc. (a)	619	85,855
Edwards Lifesciences Corp. (a)	23,786	2,272,990
GE HealthCare Technologies, Inc.	5,221	474,641
Hologic, Inc. (a)	14,941	1,164,800
IDEXX Laboratories, Inc. (a)	3,368	1,818,484
Insulet Corp. (a)	33	5,656
Intuitive Surgical, Inc. (a)	984	392,705
Medtronic PLC	24,244	2,112,865
ResMed, Inc.	5,349	1,059,263
STERIS PLC	739	166,142
Stryker Corp.	1,769	633,072
Teleflex, Inc.	500	113,085
Zimmer Biomet Holdings, Inc.	2,620	345,788
		17,487,382
HEALTH CARE PROVIDERS & SERVICES — 4.7%
Cardinal Health, Inc.	12,135	1,357,907
Cencora, Inc.	28,948	7,034,075
Centene Corp. (a)	18,944	1,486,725
Cigna Group	8,951	3,250,914
CVS Health Corp.	56,783	4,529,012
DaVita, Inc. (a)	1,217	168,007
Elevance Health, Inc.	6,322	3,278,210
HCA Healthcare, Inc.	2,792	931,216
Henry Schein, Inc. (a)	6,104	460,974
Humana, Inc.	8,538	2,960,295
Laboratory Corp. of America Holdings	1,953	426,652
McKesson Corp.	13,272	7,125,073
Molina Healthcare, Inc. (a)	5,575	2,290,377
Quest Diagnostics, Inc.	10,473	1,394,061
UnitedHealth Group, Inc.	47,243	23,371,112
Universal Health Services, Inc. Class B	1,667	304,161
		60,368,771
HEALTH CARE REITs — 0.1%
Healthpeak Properties, Inc. REIT	10,574	198,262
Ventas, Inc. REIT	4,864	211,779
Security Description	Shares	Value
Welltower, Inc. REIT	3,420	$319,565
		729,606
HEALTH CARE TECHNOLOGY — 0.1%
Veeva Systems, Inc. Class A (a)	5,092	1,179,765
HOTEL & RESORT REITs — 0.0% (b)
Host Hotels & Resorts, Inc. REIT	5,010	103,607
HOTELS, RESTAURANTS & LEISURE — 1.2%
Airbnb, Inc. Class A (a)	653	107,719
Booking Holdings, Inc.	88	319,253
Caesars Entertainment, Inc. (a)	1,913	83,675
Carnival Corp. (a)	7,512	122,746
Chipotle Mexican Grill, Inc. (a)	915	2,659,695
Darden Restaurants, Inc.	1,214	202,920
Domino's Pizza, Inc.	4,028	2,001,433
DoorDash, Inc. Class A (a)	721	99,296
DraftKings, Inc. Class A (a)	434	19,708
Expedia Group, Inc. (a)	693	95,461
Hilton Worldwide Holdings, Inc.	388	82,764
Hyatt Hotels Corp. Class A	85	13,568
Las Vegas Sands Corp.	954	49,322
Marriott International, Inc. Class A	709	178,888
McDonald's Corp.	22,327	6,295,098
MGM Resorts International (a)	2,769	130,724
Royal Caribbean Cruises Ltd. (a)	646	89,800
Starbucks Corp.	5,186	473,948
Vail Resorts, Inc.	226	50,360
Wynn Resorts Ltd.	427	43,652
Yum! Brands, Inc.	18,436	2,556,151
		15,676,181
HOUSEHOLD DURABLES — 0.6%
DR Horton, Inc.	14,932	2,457,060
Garmin Ltd.	14,980	2,230,073
Lennar Corp. Class A	5,352	920,437
NVR, Inc. (a)	157	1,271,694
PulteGroup, Inc.	11,579	1,396,659
		8,275,923
HOUSEHOLD PRODUCTS — 1.0%
Church & Dwight Co., Inc.	17,903	1,867,462
Clorox Co.	939	143,770
Colgate-Palmolive Co.	24,676	2,222,074
Kimberly-Clark Corp.	11,308	1,462,690
Procter & Gamble Co.	48,764	7,911,959
		13,607,955
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.0% (b)
AES Corp.	15,021	269,326
Vistra Corp.	5,187	361,275
		630,601
INDUSTRIAL CONGLOMERATES — 0.9%
3M Co.	35,569	3,772,804
General Electric Co.	8,895	1,561,339

See accompanying notes to Schedule of Investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Honeywell International, Inc.	29,077	$5,968,054
		11,302,197
INDUSTRIAL REITs — 0.1%
Prologis, Inc. REIT	8,184	1,065,720
INSURANCE — 4.7%
Aflac, Inc.	26,427	2,269,022
Allstate Corp.	6,263	1,083,562
American Financial Group, Inc.	15,126	2,064,396
American International Group, Inc.	24,569	1,920,559
Aon PLC Class A	7,166	2,391,438
Arch Capital Group Ltd. (a)	15,102	1,396,029
Arthur J Gallagher & Co.	20,775	5,194,581
Assurant, Inc.	10,891	2,050,122
Brown & Brown, Inc.	1,707	149,431
Chubb Ltd.	25,754	6,673,634
Cincinnati Financial Corp.	2,984	370,523
Erie Indemnity Co. Class A	5,754	2,310,634
Everest Group Ltd.	6,075	2,414,812
Fidelity National Financial, Inc.	6,146	326,353
Globe Life, Inc.	1,523	177,232
Hartford Financial Services Group, Inc.	11,874	1,223,616
Loews Corp.	20,222	1,583,180
Markel Group, Inc. (a)	1,137	1,729,923
Marsh & McLennan Cos., Inc.	25,587	5,270,410
MetLife, Inc.	17,885	1,325,457
Principal Financial Group, Inc.	6,336	546,860
Progressive Corp.	36,953	7,642,619
Prudential Financial, Inc.	10,456	1,227,534
Travelers Cos., Inc.	25,000	5,753,500
W R Berkley Corp.	18,031	1,594,662
Willis Towers Watson PLC	6,773	1,862,575
		60,552,664
INTERACTIVE MEDIA & SERVICES — 5.0%
Alphabet, Inc. Class A (a)	107,223	16,183,167
Alphabet, Inc. Class C (a)	98,977	15,070,238
Match Group, Inc. (a)	2,488	90,265
Meta Platforms, Inc. Class A	68,862	33,438,010
Pinterest, Inc. Class A (a)	1,621	56,200
Snap, Inc. Class A (a)	2,709	31,099
		64,868,979
IT SERVICES — 3.0%
Accenture PLC Class A	43,352	15,026,237
Akamai Technologies, Inc. (a)	21,578	2,346,823
Cloudflare, Inc. Class A (a)	104	10,070
Cognizant Technology Solutions Corp. Class A	66,918	4,904,420
EPAM Systems, Inc. (a)	2,124	586,564
Gartner, Inc. (a)	3,287	1,566,814
GoDaddy, Inc. Class A (a)	21,979	2,608,468
International Business Machines Corp.	46,867	8,949,722
MongoDB, Inc. (a)	5	1,793
Okta, Inc. (a)	817	85,475
Security Description	Shares	Value
Snowflake, Inc. Class A (a)	256	$41,370
Twilio, Inc. Class A (a)	1,746	106,768
VeriSign, Inc. (a)	16,997	3,221,101
		39,455,625
LEISURE EQUIPMENT & PRODUCTS — 0.0% (b)
Hasbro, Inc.	3,198	180,751
LIFE SCIENCES TOOLS & SERVICES — 0.6%
Agilent Technologies, Inc.	11,022	1,603,811
Avantor, Inc. (a)	7,961	203,563
Bio-Rad Laboratories, Inc. Class A (a)	571	197,492
Bio-Techne Corp.	839	59,057
Charles River Laboratories International, Inc. (a)	603	163,383
Danaher Corp.	5,889	1,470,601
Illumina, Inc. (a)	1,060	145,559
IQVIA Holdings, Inc. (a)	1,287	325,469
Mettler-Toledo International, Inc. (a)	102	135,792
Repligen Corp. (a)	135	24,829
Revvity, Inc.	2,285	239,925
Thermo Fisher Scientific, Inc.	3,243	1,884,864
Waters Corp. (a)	2,405	827,873
West Pharmaceutical Services, Inc.	2,629	1,040,322
		8,322,540
MACHINERY — 1.2%
Caterpillar, Inc.	4,402	1,613,025
CNH Industrial NV	22,176	287,401
Cummins, Inc.	6,232	1,836,259
Deere & Co.	2,889	1,186,628
Dover Corp.	1,468	260,115
Fortive Corp.	3,145	270,533
Graco, Inc.	6,554	612,537
IDEX Corp.	2,741	668,859
Illinois Tool Works, Inc.	12,899	3,461,188
Ingersoll Rand, Inc.	2,961	281,147
Nordson Corp.	1,934	530,960
Otis Worldwide Corp.	5,848	580,531
PACCAR, Inc.	5,847	724,385
Parker-Hannifin Corp.	912	506,880
Pentair PLC	1,729	147,726
Snap-on, Inc.	2,256	668,272
Stanley Black & Decker, Inc.	3,801	372,232
Toro Co.	4,241	388,603
Westinghouse Air Brake Technologies Corp.	2,114	307,967
Xylem, Inc.	1,924	248,658
		14,953,906
MEDIA — 0.6%
Charter Communications, Inc. Class A (a)	1,944	564,985
Comcast Corp. Class A	117,574	5,096,833
Fox Corp. Class A	6,570	205,444

See accompanying notes to Schedule of Investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Fox Corp. Class B	10,109	$289,320
Interpublic Group of Cos., Inc.	6,473	211,214
Liberty Broadband Corp. Class C (a)	1,831	104,788
Liberty Media Corp.-Liberty SiriusXM Class C (a)	4,164	123,712
News Corp. Class A	6,718	175,877
Omnicom Group, Inc.	9,188	889,031
Paramount Global Class B	33,453	393,742
Sirius XM Holdings, Inc.	8,830	34,260
Trade Desk, Inc. Class A (a)	535	46,770
		8,135,976
METALS & MINING — 0.5%
Cleveland-Cliffs, Inc. (a)	21,457	487,932
Freeport-McMoRan, Inc.	16,908	795,014
Newmont Corp.	96,763	3,467,986
Nucor Corp.	6,122	1,211,544
Reliance, Inc.	1,124	375,618
Steel Dynamics, Inc.	3,861	572,316
		6,910,410
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.0% (b)
Annaly Capital Management, Inc. REIT	9,691	190,816
MULTI-UTILITIES — 1.2%
Ameren Corp.	15,833	1,171,009
CenterPoint Energy, Inc.	8,093	230,570
CMS Energy Corp.	16,640	1,004,058
Consolidated Edison, Inc.	58,276	5,292,043
Dominion Energy, Inc.	34,268	1,685,643
DTE Energy Co.	11,048	1,238,923
NiSource, Inc.	6,502	179,845
Public Service Enterprise Group, Inc.	6,609	441,349
Sempra	8,803	632,319
WEC Energy Group, Inc.	39,614	3,253,102
		15,128,861
OFFICE REITs — 0.0% (b)
Alexandria Real Estate Equities, Inc. REIT	2,766	356,565
Boston Properties, Inc. REIT	3,350	218,789
		575,354
OIL, GAS & CONSUMABLE FUELS — 3.0%
APA Corp.	4,137	142,230
Cheniere Energy, Inc.	10,183	1,642,314
Chesapeake Energy Corp.	5,759	511,572
Chevron Corp.	41,725	6,581,701
ConocoPhillips	15,507	1,973,731
Coterra Energy, Inc.	15,879	442,707
Devon Energy Corp.	11,019	552,933
Diamondback Energy, Inc.	1,964	389,206
EOG Resources, Inc.	7,352	939,880
EQT Corp.	5,721	212,077
Exxon Mobil Corp.	83,006	9,648,617
Security Description	Shares	Value
Hess Corp.	1,183	$180,573
HF Sinclair Corp.	5,922	357,511
Kinder Morgan, Inc.	35,929	658,938
Marathon Oil Corp.	14,045	398,035
Marathon Petroleum Corp.	27,361	5,513,242
Occidental Petroleum Corp.	9,294	604,017
ONEOK, Inc.	5,315	426,104
Ovintiv, Inc.	4,042	209,780
Phillips 66	13,124	2,143,674
Pioneer Natural Resources Co.	3,309	868,613
Targa Resources Corp.	1,746	195,535
Texas Pacific Land Corp.	831	480,742
Valero Energy Corp.	14,651	2,500,779
Williams Cos., Inc.	33,927	1,322,135
		38,896,646
PERSONAL CARE PRODUCTS — 0.1%
Estee Lauder Cos., Inc. Class A	2,125	327,569
Kenvue, Inc.	35,632	764,662
		1,092,231
PHARMACEUTICALS — 6.1%
Bristol-Myers Squibb Co.	94,943	5,148,759
Catalent, Inc. (a)	3,292	185,833
Eli Lilly & Co.	37,300	29,017,908
Jazz Pharmaceuticals PLC (a)	671	80,802
Johnson & Johnson	138,210	21,863,440
Merck & Co., Inc.	78,527	10,361,638
Pfizer, Inc.	332,883	9,237,503
Royalty Pharma PLC Class A	4,648	141,160
Viatris, Inc.	68,210	814,427
Zoetis, Inc.	16,295	2,757,277
		79,608,747
PROFESSIONAL SERVICES — 1.2%
Automatic Data Processing, Inc.	22,648	5,656,111
Booz Allen Hamilton Holding Corp.	13,558	2,012,549
Broadridge Financial Solutions, Inc.	4,784	980,050
Dayforce, Inc. (a)	366	24,233
Equifax, Inc.	711	190,207
Jacobs Solutions, Inc.	1,811	278,405
Leidos Holdings, Inc.	2,104	275,813
Paychex, Inc.	14,615	1,794,722
Paycom Software, Inc.	1,907	379,512
Paylocity Holding Corp. (a)	1,594	273,945
Robert Half, Inc.	5,299	420,105
SS&C Technologies Holdings, Inc.	3,288	211,649
TransUnion	1,749	139,570
Verisk Analytics, Inc.	12,779	3,012,394
		15,649,265
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	5,165	502,245
CoStar Group, Inc. (a)	1,552	149,923
Zillow Group, Inc. Class C (a)	1,314	64,097
		716,265

See accompanying notes to Schedule of Investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
RESIDENTIAL REITs — 0.1%
American Homes 4 Rent Class A REIT	2,993	$110,083
AvalonBay Communities, Inc. REIT	1,323	245,496
Camden Property Trust REIT	955	93,972
Equity LifeStyle Properties, Inc. REIT	758	48,815
Equity Residential REIT	4,132	260,770
Essex Property Trust, Inc. REIT	718	175,774
Invitation Homes, Inc. REIT	5,057	180,080
Mid-America Apartment Communities, Inc. REIT	1,008	132,633
Sun Communities, Inc. REIT	1,090	140,152
UDR, Inc. REIT	2,457	91,916
		1,479,691
RETAIL REITs — 0.1%
Kimco Realty Corp. REIT	10,160	199,238
Realty Income Corp. REIT	9,576	518,062
Regency Centers Corp. REIT	1,857	112,460
Simon Property Group, Inc. REIT	2,603	407,343
		1,237,103
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 9.2%
Advanced Micro Devices, Inc. (a)	7,775	1,403,310
Analog Devices, Inc.	8,540	1,689,127
Applied Materials, Inc.	36,257	7,477,281
Broadcom, Inc.	23,223	30,779,996
Enphase Energy, Inc. (a)	582	70,410
Entegris, Inc.	760	106,810
First Solar, Inc. (a)	647	109,214
Intel Corp.	83,391	3,683,381
KLA Corp.	6,161	4,303,890
Lam Research Corp.	6,042	5,870,226
Lattice Semiconductor Corp. (a)	99	7,745
Marvell Technology, Inc.	4,065	288,127
Microchip Technology, Inc.	20,065	1,800,031
Micron Technology, Inc.	14,838	1,749,252
Monolithic Power Systems, Inc.	1,653	1,119,775
NVIDIA Corp.	39,515	35,704,173
NXP Semiconductors NV	1,811	448,711
ON Semiconductor Corp. (a)	3,674	270,223
Qorvo, Inc. (a)	1,733	199,000
QUALCOMM, Inc.	48,123	8,147,224
Skyworks Solutions, Inc.	6,860	743,075
Teradyne, Inc.	6,618	746,709
Texas Instruments, Inc.	74,175	12,922,027
		119,639,717
SOFTWARE — 6.3%
Adobe, Inc. (a)	16,853	8,504,024
ANSYS, Inc. (a)	406	140,947
AppLovin Corp. Class A (a)	683	47,277
Aspen Technology, Inc. (a)	4,596	980,235
Atlassian Corp. Class A (a)	27	5,268
Autodesk, Inc. (a)	7,177	1,869,034
Security Description	Shares	Value
Bentley Systems, Inc. Class B	553	$28,878
Bill Holdings, Inc. (a)	310	21,303
Cadence Design Systems, Inc. (a)	10,736	3,341,902
Crowdstrike Holdings, Inc. Class A (a)	121	38,791
Datadog, Inc. Class A (a)	44	5,438
DocuSign, Inc. (a)	104	6,193
Dropbox, Inc. Class A (a)	33,906	823,916
Dynatrace, Inc. (a)	177	8,220
Fair Isaac Corp. (a)	1,206	1,507,030
Fortinet, Inc. (a)	38,837	2,652,956
Gen Digital, Inc.	113,559	2,543,722
HubSpot, Inc. (a)	23	14,411
Intuit, Inc.	868	564,200
Manhattan Associates, Inc. (a)	3,258	815,249
Microsoft Corp.	91,772	38,610,316
Oracle Corp.	39,525	4,964,735
Palantir Technologies, Inc. Class A (a)	1,597	36,747
Palo Alto Networks, Inc. (a)	265	75,294
PTC, Inc. (a)	12,892	2,435,815
Roper Technologies, Inc.	11,322	6,349,831
Salesforce, Inc.	4,361	1,313,446
ServiceNow, Inc. (a)	219	166,966
Synopsys, Inc. (a)	5,678	3,244,977
Tyler Technologies, Inc. (a)	145	61,626
UiPath, Inc. Class A (a)	558	12,650
Unity Software, Inc. (a) (c)	493	13,163
Workday, Inc. Class A (a)	344	93,826
Zoom Video Communications, Inc. Class A (a)	1,887	123,353
Zscaler, Inc. (a)	29	5,586
		81,427,325
SPECIALIZED REITs — 0.4%
American Tower Corp. REIT	2,412	476,587
Crown Castle, Inc. REIT	2,743	290,292
Digital Realty Trust, Inc. REIT	2,703	389,340
Equinix, Inc. REIT	303	250,075
Extra Space Storage, Inc. REIT	1,776	261,072
Gaming & Leisure Properties, Inc. REIT	2,131	98,175
Iron Mountain, Inc. REIT	1,782	142,934
Public Storage REIT	6,134	1,779,228
SBA Communications Corp. REIT	318	68,911
VICI Properties, Inc. REIT	14,382	428,440
Weyerhaeuser Co. REIT	12,082	433,864
		4,618,918
SPECIALTY RETAIL — 2.0%
AutoZone, Inc. (a)	1,571	4,951,242
Bath & Body Works, Inc.	5,190	259,604
Best Buy Co., Inc.	13,970	1,145,959
Burlington Stores, Inc. (a)	629	146,048
CarMax, Inc. (a)	4,740	412,901
Dick's Sporting Goods, Inc.	3,159	710,333
Home Depot, Inc.	17,725	6,799,310

See accompanying notes to Schedule of Investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Lowe's Cos., Inc.	9,521	$2,425,284
O'Reilly Automotive, Inc. (a)	2,869	3,238,757
Ross Stores, Inc.	2,312	339,309
TJX Cos., Inc.	23,710	2,404,668
Tractor Supply Co.	4,549	1,190,564
Ulta Beauty, Inc. (a)	2,644	1,382,495
Williams-Sonoma, Inc.	908	288,317
		25,694,791
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.0%
Apple, Inc.	179,087	30,709,839
Dell Technologies, Inc. Class C	14,769	1,685,291
Hewlett Packard Enterprise Co.	41,502	735,830
HP, Inc.	26,488	800,467
NetApp, Inc.	17,946	1,883,792
Seagate Technology Holdings PLC	2,251	209,456
Super Micro Computer, Inc. (a)	1,900	1,919,057
Western Digital Corp. (a)	6,430	438,783
		38,382,515
TEXTILES, APPAREL & LUXURY GOODS — 0.6%
Deckers Outdoor Corp. (a)	1,048	986,440
Lululemon Athletica, Inc. (a)	4,738	1,850,900
NIKE, Inc. Class B	45,936	4,317,065
		7,154,405
TOBACCO — 0.1%
Altria Group, Inc.	15,256	665,467
Philip Morris International, Inc.	12,470	1,142,501
		1,807,968
TRADING COMPANIES & DISTRIBUTORS — 0.6%
Fastenal Co.	23,167	1,787,102
Ferguson PLC	9,703	2,119,426
United Rentals, Inc.	813	586,263
Watsco, Inc. (c)	1,370	591,799
WW Grainger, Inc.	2,060	2,095,638
		7,180,228
WATER UTILITIES — 0.0% (b)
American Water Works Co., Inc.	3,040	371,518
Security Description	Shares	Value
Essential Utilities, Inc.	3,456	$128,045
		499,563
WIRELESS TELECOMMUNICATION SERVICES — 0.6%
T-Mobile U.S., Inc.	45,004	7,345,553
TOTAL COMMON STOCKS (Cost $1,025,717,584)		1,293,699,178
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (e) (f)	860,464	860,723
State Street Navigator Securities Lending Portfolio II (d) (g)	559,273	559,273
TOTAL SHORT-TERM INVESTMENTS (Cost $1,419,974)		1,419,996
TOTAL INVESTMENTS — 100.0% (Cost $1,027,137,558)		1,295,119,174
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (b)		514,475
NET ASSETS — 100.0%		$1,295,633,649
(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	All or a portion of the shares of the security are on loan at March 31, 2024.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2024.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,293,699,141	$37	$—	$1,293,699,178
Short-Term Investments	1,419,996	—	—	1,419,996
TOTAL INVESTMENTS	$1,295,119,137	$37	$—	$1,295,119,174
See accompanying notes to Schedule of Investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Corp.	7,894	$577,683	$135,578	$35,293	$3,745	$36,126	9,284	$717,839	$17,969
State Street Institutional Liquid Reserves Fund, Premier Class	2,004,731	2,005,132	32,614,250	33,757,590	(1,081)	12	860,464	860,723	58,813
State Street Navigator Securities Lending Portfolio II	1,105,870	1,105,870	9,317,700	9,864,297	—	—	559,273	559,273	9,207
Total		$3,688,685	$42,067,528	$43,657,180	$2,664	$36,138		$2,137,835	$85,989
See accompanying notes to Schedule of Investments.

SPDR NYSE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AUTOMOBILES — 1.8%
Tesla, Inc. (a)	81,666	$14,356,066
BROADLINE RETAIL — 9.8%
Alibaba Group Holding Ltd. ADR (b)	276,012	19,972,229
Amazon.com, Inc. (a)	135,048	24,359,958
MercadoLibre, Inc. (a)	12,600	19,050,696
PDD Holdings, Inc. ADR (a)	143,297	16,658,276
		80,041,159
COMMUNICATIONS EQUIPMENT — 2.5%
Cisco Systems, Inc.	411,558	20,540,860
ENTERTAINMENT — 3.3%
Netflix, Inc. (a)	43,851	26,632,028
GROUND TRANSPORTATION — 3.0%
Uber Technologies, Inc. (a)	322,577	24,835,203
HOTELS, RESTAURANTS & LEISURE — 5.6%
Airbnb, Inc. Class A (a)	141,482	23,338,870
Booking Holdings, Inc.	6,102	22,137,324
		45,476,194
INTERACTIVE MEDIA & SERVICES — 6.3%
Alphabet, Inc. Class A (a)	147,492	22,260,968
Meta Platforms, Inc. Class A	59,774	29,025,059
		51,286,027
IT SERVICES — 7.5%
International Business Machines Corp.	122,793	23,448,551
Shopify, Inc. Class A (a)	274,555	21,187,409
Snowflake, Inc. Class A (a)	104,439	16,877,343
		61,513,303
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 39.8%
Advanced Micro Devices, Inc. (a)	154,387	27,865,310
Analog Devices, Inc.	107,693	21,300,598
Applied Materials, Inc.	134,801	27,800,010
ASML Holding NV	28,570	27,726,328
Broadcom, Inc.	21,065	27,919,762
Intel Corp.	466,278	20,595,499
Lam Research Corp.	28,286	27,481,829
Micron Technology, Inc.	265,612	31,312,999
NVIDIA Corp.	41,901	37,860,067
Security Description	Shares	Value
QUALCOMM, Inc.	149,666	$25,338,454
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	198,409	26,993,544
Texas Instruments, Inc.	126,751	22,081,292
		324,275,692
SOFTWARE — 18.2%
Adobe, Inc. (a)	32,625	16,462,575
Intuit, Inc.	34,697	22,553,050
Microsoft Corp.	53,148	22,360,427
Oracle Corp.	175,253	22,013,529
Palo Alto Networks, Inc. (a)	66,653	18,938,117
Salesforce, Inc.	79,400	23,913,692
ServiceNow, Inc. (a)	28,473	21,707,815
		147,949,205
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.1%
Apple, Inc.	101,646	17,430,256
TOTAL COMMON STOCKS (Cost $592,376,888)		814,335,993
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (c) (d) (Cost $410,482)	410,359	410,482
TOTAL INVESTMENTS — 100.0% (Cost $592,787,370)		814,746,475
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (e)		96,206
NET ASSETS — 100.0%		$814,842,681
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2024.
(e)	Amount is less than 0.05% of net assets.
ADR	American Depositary Receipt

See accompanying notes to Schedule of Investments.

SPDR NYSE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$814,335,993	$—	$—	$814,335,993
Short-Term Investment	410,482	—	—	410,482
TOTAL INVESTMENTS	$814,746,475	$—	$—	$814,746,475

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	316,002	$316,066	$4,800,710	$4,706,169	$(124)	$(1)	410,359	$410,482	$16,279
State Street Navigator Securities Lending Portfolio II	5,868,997	5,868,997	168,092,967	173,961,964	—	—	—	—	5,373
Total		$6,185,063	$172,893,677	$178,668,133	$(124)	$(1)		$410,482	$21,652
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.3%
BWX Technologies, Inc.	336,487	$34,530,296
Curtiss-Wright Corp.	140,864	36,052,732
Hexcel Corp.	310,144	22,593,990
Woodward, Inc.	222,123	34,233,597
		127,410,615
AIR FREIGHT & LOGISTICS — 0.2%
GXO Logistics, Inc. (a)	438,180	23,556,557
AUTO COMPONENTS — 1.4%
Adient PLC (a)	335,757	11,053,120
Autoliv, Inc.	270,996	32,636,048
Fox Factory Holding Corp. (a)	155,507	8,097,250
Gentex Corp.	859,364	31,040,228
Goodyear Tire & Rubber Co. (a)	1,043,836	14,331,868
Lear Corp.	210,102	30,439,578
Visteon Corp. (a)	102,315	12,033,267
		139,631,359
AUTOMOBILES — 0.4%
Harley-Davidson, Inc. (b)	466,716	20,414,158
Thor Industries, Inc. (b)	195,413	22,929,761
		43,343,919
BANKS — 5.3%
Associated Banc-Corp.	547,389	11,774,337
Bank OZK	387,447	17,613,341
Cadence Bank	672,653	19,506,937
Columbia Banking System, Inc. (b)	767,888	14,858,633
Commerce Bancshares, Inc.	436,306	23,211,476
Cullen/Frost Bankers, Inc.	236,546	26,627,983
East West Bancorp, Inc. (b)	518,161	40,991,717
First Financial Bankshares, Inc. (b)	472,914	15,516,308
First Horizon Corp.	2,050,834	31,582,844
FNB Corp.	1,321,345	18,630,964
Glacier Bancorp, Inc. (b)	408,291	16,445,961
Hancock Whitney Corp.	317,115	14,599,975
Home BancShares, Inc.	690,161	16,957,256
International Bancshares Corp.	196,375	11,024,492
New York Community Bancorp, Inc. (b)	2,656,891	8,555,189
Old National Bancorp	1,077,768	18,763,941
Pinnacle Financial Partners, Inc.	280,158	24,059,969
Prosperity Bancshares, Inc.	345,194	22,706,861
SouthState Corp.	279,931	23,802,533
Synovus Financial Corp.	538,662	21,578,800
Texas Capital Bancshares, Inc. (a)	173,799	10,697,328
UMB Financial Corp.	160,837	13,991,211
United Bankshares, Inc.	495,743	17,742,642
Valley National Bancorp (b)	1,557,651	12,398,902
Webster Financial Corp.	631,387	32,055,518
Wintrust Financial Corp.	225,553	23,545,478
Security Description	Shares	Value
Zions Bancorp NA	545,699	$23,683,337
		532,923,933
BEVERAGES — 0.7%
Boston Beer Co., Inc. Class A (a)	34,348	10,456,218
Celsius Holdings, Inc. (a) (b)	545,166	45,205,165
Coca-Cola Consolidated, Inc.	17,237	14,589,569
		70,250,952
BIOTECHNOLOGY — 1.9%
Arrowhead Pharmaceuticals, Inc. (a)	455,533	13,028,244
Cytokinetics, Inc. (a)	361,196	25,323,451
Exelixis, Inc. (a)	1,116,946	26,505,129
Halozyme Therapeutics, Inc. (a)	486,468	19,789,518
Neurocrine Biosciences, Inc. (a)	365,937	50,470,031
Roivant Sciences Ltd. (a)	1,240,300	13,072,762
United Therapeutics Corp. (a)	172,657	39,662,766
		187,851,901
BROADLINE RETAIL — 0.5%
Macy's, Inc.	1,009,467	20,179,245
Nordstrom, Inc. (b)	357,239	7,241,235
Ollie's Bargain Outlet Holdings, Inc. (a)	226,830	18,048,863
		45,469,343
BUILDING PRODUCTS — 3.6%
Advanced Drainage Systems, Inc.	251,146	43,257,387
Carlisle Cos., Inc.	178,533	69,958,156
Fortune Brands Innovations, Inc.	463,091	39,209,915
Lennox International, Inc.	117,783	57,567,619
Owens Corning	326,794	54,509,239
Simpson Manufacturing Co., Inc.	156,629	32,137,138
Trex Co., Inc. (a)	399,314	39,831,572
UFP Industries, Inc.	227,762	28,017,004
		364,488,030
CAPITAL MARKETS — 2.9%
Affiliated Managers Group, Inc.	123,855	20,741,997
Carlyle Group, Inc. (b)	795,901	37,335,716
Evercore, Inc. Class A	127,657	24,585,462
Federated Hermes, Inc.	300,723	10,862,115
Houlihan Lokey, Inc. (b)	191,501	24,548,513
Interactive Brokers Group, Inc. Class A	393,444	43,951,629
Janus Henderson Group PLC	487,977	16,049,563
Jefferies Financial Group, Inc.	624,410	27,536,481
Morningstar, Inc.	95,976	29,596,119
SEI Investments Co.	367,251	26,405,347
Stifel Financial Corp.	375,792	29,375,661
		290,988,603
CHEMICALS — 2.4%
Arcadium Lithium PLC (a) (b)	3,796,810	16,364,251
Ashland, Inc.	184,473	17,962,136
Avient Corp.	335,551	14,562,913
Axalta Coating Systems Ltd. (a)	807,513	27,770,372

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Cabot Corp. (b)	203,031	$18,719,458
Chemours Co.	546,492	14,350,880
NewMarket Corp.	25,453	16,152,983
Olin Corp.	442,821	26,037,875
RPM International, Inc.	473,867	56,366,480
Scotts Miracle-Gro Co. (b)	154,555	11,528,257
Westlake Corp.	117,946	18,022,149
		237,837,754
COMMERCIAL SERVICES & SUPPLIES — 1.3%
Brink's Co.	165,872	15,323,255
Clean Harbors, Inc. (a)	184,706	37,183,165
MSA Safety, Inc.	136,149	26,357,085
Stericycle, Inc. (a)	340,754	17,974,774
Tetra Tech, Inc.	196,864	36,362,749
		133,201,028
COMMUNICATIONS EQUIPMENT — 0.4%
Ciena Corp. (a)	534,194	26,415,893
Lumentum Holdings, Inc. (a)	246,077	11,651,746
		38,067,639
CONSTRUCTION & ENGINEERING — 2.3%
AECOM	500,195	49,059,126
Comfort Systems USA, Inc.	130,914	41,592,687
EMCOR Group, Inc.	172,968	60,573,394
Fluor Corp. (a)	627,657	26,537,338
MasTec, Inc. (a)	222,580	20,755,585
MDU Resources Group, Inc.	749,821	18,895,489
Valmont Industries, Inc.	76,952	17,566,602
		234,980,221
CONSTRUCTION MATERIALS — 0.5%
Eagle Materials, Inc.	126,682	34,425,834
Knife River Corp. (a)	208,303	16,889,207
		51,315,041
CONSUMER FINANCE — 0.8%
Ally Financial, Inc.	998,141	40,514,543
FirstCash Holdings, Inc.	136,193	17,370,055
SLM Corp.	811,228	17,676,658
		75,561,256
CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.0%
BJ's Wholesale Club Holdings, Inc. (a)	490,348	37,094,826
Casey's General Stores, Inc.	136,453	43,453,458
Grocery Outlet Holding Corp. (a)	365,224	10,511,147
Performance Food Group Co. (a)	572,024	42,695,871
Sprouts Farmers Market, Inc. (a)	374,074	24,120,291
U.S. Foods Holding Corp. (a)	831,611	44,882,046
		202,757,639
CONTAINERS & PACKAGING — 1.7%
AptarGroup, Inc.	243,165	34,989,012
Berry Global Group, Inc.	426,986	25,824,113
Crown Holdings, Inc.	440,071	34,880,028
Graphic Packaging Holding Co.	1,127,644	32,904,652
Greif, Inc. Class A	92,307	6,373,798
Security Description	Shares	Value
Silgan Holdings, Inc.	297,982	$14,470,006
Sonoco Products Co.	360,781	20,867,573
		170,309,182
DIVERSIFIED CONSUMER SERVICES — 0.9%
Graham Holdings Co. Class B	13,201	10,134,144
Grand Canyon Education, Inc. (a)	108,781	14,817,060
H&R Block, Inc.	513,911	25,238,169
Service Corp. International	543,261	40,315,399
		90,504,772
DIVERSIFIED REITs — 0.5%
WP Carey, Inc. REIT	804,007	45,378,155
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
Frontier Communications Parent, Inc. (a) (b)	814,729	19,960,860
Iridium Communications, Inc.	454,799	11,897,542
		31,858,402
ELECTRIC UTILITIES — 0.8%
ALLETE, Inc.	211,558	12,617,319
IDACORP, Inc. (b)	186,378	17,312,653
OGE Energy Corp.	737,822	25,307,295
PNM Resources, Inc.	315,960	11,892,734
Portland General Electric Co.	372,313	15,637,146
		82,767,147
ELECTRICAL EQUIPMENT — 1.5%
Acuity Brands, Inc.	112,170	30,143,444
EnerSys	148,794	14,055,081
nVent Electric PLC	610,044	45,997,318
Regal Rexnord Corp.	243,737	43,897,034
Sensata Technologies Holding PLC	557,417	20,479,500
		154,572,377
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.4%
Arrow Electronics, Inc. (a)	198,215	25,660,914
Avnet, Inc.	330,710	16,396,602
Belden, Inc.	153,099	14,178,498
Cognex Corp.	634,148	26,900,558
Coherent Corp. (a)	486,562	29,495,388
Crane NXT Co. (b)	177,615	10,994,369
IPG Photonics Corp. (a)	108,514	9,841,135
Littelfuse, Inc.	91,725	22,229,554
Novanta, Inc. (a)	131,940	23,059,154
TD SYNNEX Corp.	210,097	23,761,971
Vishay Intertechnology, Inc. (b)	464,512	10,535,132
Vontier Corp.	568,451	25,784,937
		238,838,212
ENERGY EQUIPMENT & SERVICES — 1.0%
ChampionX Corp. (b)	703,951	25,264,801
NOV, Inc.	1,445,299	28,212,236
Valaris Ltd. (a)	230,833	17,372,492

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Weatherford International PLC (a)	265,412	$30,633,853
		101,483,382
ENTERTAINMENT — 0.2%
TKO Group Holdings, Inc.	220,614	19,063,256
FINANCIAL SERVICES — 1.9%
Equitable Holdings, Inc.	1,153,717	43,852,783
Essent Group Ltd.	392,659	23,367,137
Euronet Worldwide, Inc. (a)	161,379	17,740,394
MGIC Investment Corp.	1,003,675	22,442,173
Voya Financial, Inc.	379,402	28,045,396
Western Union Co.	1,290,729	18,044,391
WEX, Inc. (a)	156,991	37,290,072
		190,782,346
FOOD PRODUCTS — 1.1%
Darling Ingredients, Inc. (a)	585,253	27,220,117
Flowers Foods, Inc.	707,400	16,800,750
Ingredion, Inc.	240,255	28,073,797
Lancaster Colony Corp.	74,522	15,473,003
Pilgrim's Pride Corp. (a)	147,544	5,063,710
Post Holdings, Inc. (a)	185,514	19,716,428
		112,347,805
GAS UTILITIES — 1.0%
National Fuel Gas Co.	337,317	18,120,669
New Jersey Resources Corp.	361,092	15,494,458
ONE Gas, Inc.	202,621	13,075,133
Southwest Gas Holdings, Inc. (b)	221,267	16,845,057
Spire, Inc.	202,412	12,422,024
UGI Corp.	771,706	18,937,665
		94,895,006
GROUND TRANSPORTATION — 2.1%
Avis Budget Group, Inc.	67,956	8,321,892
Hertz Global Holdings, Inc. (a) (b)	481,277	3,768,399
Knight-Swift Transportation Holdings, Inc.	592,401	32,593,903
Landstar System, Inc.	132,405	25,522,388
Ryder System, Inc.	163,176	19,612,123
Saia, Inc. (a)	97,612	57,103,020
Werner Enterprises, Inc. (b)	233,364	9,129,199
XPO, Inc. (a)	426,995	52,106,200
		208,157,124
HEALTH CARE EQUIPMENT & SUPPLIES — 2.2%
Enovis Corp. (a)	181,330	11,324,058
Envista Holdings Corp. (a)	631,378	13,498,862
Globus Medical, Inc. Class A (a) (b)	424,950	22,794,318
Haemonetics Corp. (a)	186,953	15,956,439
Integra LifeSciences Holdings Corp. (a)	250,250	8,871,362
Lantheus Holdings, Inc. (a)	252,177	15,695,496
LivaNova PLC (a)	198,238	11,089,434
Masimo Corp. (a) (b)	163,427	23,999,255
Security Description	Shares	Value
Neogen Corp. (a) (b)	725,088	$11,441,889
Penumbra, Inc. (a) (b)	141,717	31,628,400
QuidelOrtho Corp. (a) (b)	181,510	8,701,589
Shockwave Medical, Inc. (a)	135,633	44,166,174
		219,167,276
HEALTH CARE PROVIDERS & SERVICES — 2.1%
Acadia Healthcare Co., Inc. (a)	339,697	26,910,796
Amedisys, Inc. (a)	120,053	11,064,085
Chemed Corp.	55,330	35,517,987
Encompass Health Corp.	369,256	30,493,161
HealthEquity, Inc. (a)	314,742	25,692,389
Option Care Health, Inc. (a)	652,409	21,881,798
Progyny, Inc. (a)	306,849	11,706,289
R1 RCM, Inc. (a)	725,141	9,339,816
Tenet Healthcare Corp. (a)	373,373	39,245,236
		211,851,557
HEALTH CARE REITs — 0.6%
Healthcare Realty Trust, Inc. REIT	1,395,100	19,740,665
Omega Healthcare Investors, Inc. REIT	903,598	28,616,948
Sabra Health Care REIT, Inc.	850,988	12,569,093
		60,926,706
HEALTH CARE TECHNOLOGY — 0.1%
Doximity, Inc. Class A (a)	449,681	12,100,916
HOTEL & RESORT REITs — 0.1%
Park Hotels & Resorts, Inc. REIT	773,042	13,520,505
HOTELS, RESTAURANTS & LEISURE — 3.6%
Aramark	964,796	31,375,166
Boyd Gaming Corp.	255,791	17,219,850
Choice Hotels International, Inc.	90,910	11,486,479
Churchill Downs, Inc.	250,027	30,940,841
Hilton Grand Vacations, Inc. (a)	262,326	12,384,410
Hyatt Hotels Corp. Class A	162,889	26,000,342
Light & Wonder, Inc. (a) (b)	331,008	33,792,607
Marriott Vacations Worldwide Corp.	121,565	13,096,197
Penn Entertainment, Inc. (a) (b)	548,184	9,982,431
Planet Fitness, Inc. Class A (a)	313,043	19,605,883
Texas Roadhouse, Inc.	245,266	37,886,239
Travel & Leisure Co.	266,584	13,051,953
Vail Resorts, Inc. (b)	139,909	31,175,922
Wendy's Co.	614,884	11,584,415
Wingstop, Inc.	108,185	39,638,984
Wyndham Hotels & Resorts, Inc.	305,595	23,454,416
		362,676,135
HOUSEHOLD DURABLES — 2.2%
Helen of Troy Ltd. (a) (b)	87,126	10,040,400
KB Home	270,659	19,184,310
Leggett & Platt, Inc.	490,778	9,398,399
Taylor Morrison Home Corp. (a)	395,727	24,602,348
Tempur Sealy International, Inc.	633,382	35,988,765
Toll Brothers, Inc.	383,462	49,608,479

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
TopBuild Corp. (a)	116,214	$51,218,996
Whirlpool Corp.	202,554	24,231,535
		224,273,232
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.0%
Ormat Technologies, Inc.	197,725	13,087,418
Vistra Corp.	1,236,086	86,093,390
		99,180,808
INDUSTRIAL REITs — 1.2%
EastGroup Properties, Inc. REIT	175,744	31,593,499
First Industrial Realty Trust, Inc. REIT	487,230	25,599,064
Rexford Industrial Realty, Inc. REIT (b)	774,825	38,973,698
STAG Industrial, Inc. REIT	668,848	25,710,517
		121,876,778
INSURANCE — 4.8%
American Financial Group, Inc.	239,785	32,725,857
Brighthouse Financial, Inc. (a)	236,307	12,179,263
CNO Financial Group, Inc.	402,577	11,062,816
Erie Indemnity Co. Class A	91,849	36,883,803
Fidelity National Financial, Inc.	950,691	50,481,692
First American Financial Corp.	380,085	23,204,189
Hanover Insurance Group, Inc.	131,092	17,850,798
Kemper Corp.	222,590	13,782,773
Kinsale Capital Group, Inc.	80,943	42,474,030
Old Republic International Corp.	960,625	29,510,400
Primerica, Inc.	129,034	32,640,441
Reinsurance Group of America, Inc.	242,148	46,705,506
RenaissanceRe Holdings Ltd.	193,740	45,534,712
RLI Corp.	147,931	21,963,315
Selective Insurance Group, Inc.	222,366	24,275,696
Unum Group	668,330	35,862,588
		477,137,879
INTERACTIVE MEDIA & SERVICES — 0.3%
Ziff Davis, Inc. (a)	167,840	10,580,634
ZoomInfo Technologies, Inc. (a)	1,090,882	17,486,838
		28,067,472
IT SERVICES — 0.8%
GoDaddy, Inc. Class A (a)	517,846	61,457,963
Kyndryl Holdings, Inc. (a)	845,537	18,398,885
		79,856,848
LEISURE EQUIPMENT & PRODUCTS — 0.8%
Brunswick Corp.	253,433	24,461,353
Mattel, Inc. (a)	1,301,239	25,777,544
Polaris, Inc.	195,522	19,575,663
YETI Holdings, Inc. (a) (b)	317,263	12,230,489
		82,045,049
LIFE SCIENCES TOOLS & SERVICES — 1.2%
Azenta, Inc. (a) (b)	205,320	12,376,690
Bruker Corp.	341,659	32,095,446
Security Description	Shares	Value
Medpace Holdings, Inc. (a)	85,745	$34,653,842
Repligen Corp. (a)	191,303	35,184,448
Sotera Health Co. (a) (b)	461,338	5,540,669
		119,851,095
MACHINERY — 4.9%
AGCO Corp. (b)	228,922	28,161,984
Chart Industries, Inc. (a) (b)	154,625	25,469,830
Crane Co.	179,955	24,317,319
Donaldson Co., Inc.	442,605	33,053,741
Esab Corp.	208,675	23,073,195
Flowserve Corp.	483,242	22,074,495
Graco, Inc.	620,722	58,012,678
ITT, Inc.	301,852	41,060,928
Lincoln Electric Holdings, Inc.	210,375	53,738,190
Middleby Corp. (a)	197,462	31,749,915
Oshkosh Corp.	240,950	30,048,875
RBC Bearings, Inc. (a)	106,744	28,858,240
Terex Corp. (b)	246,691	15,886,900
Timken Co.	237,903	20,799,859
Toro Co.	384,168	35,201,314
Watts Water Technologies, Inc. Class A	100,823	21,429,929
		492,937,392
MARINE — 0.2%
Kirby Corp. (a)	216,534	20,640,021
MEDIA — 0.6%
Cable One, Inc.	16,728	7,078,119
New York Times Co. Class A	602,760	26,051,287
Nexstar Media Group, Inc. (b)	118,791	20,466,501
TEGNA, Inc. (b)	724,858	10,829,379
		64,425,286
METALS & MINING — 2.3%
Alcoa Corp.	657,341	22,211,552
Cleveland-Cliffs, Inc. (a)	1,832,061	41,661,067
Commercial Metals Co.	428,757	25,198,049
MP Materials Corp. (a) (b)	529,617	7,573,523
Reliance, Inc.	211,350	70,628,943
Royal Gold, Inc.	241,028	29,359,621
U.S. Steel Corp. (b)	822,526	33,542,610
		230,175,365
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.6%
Annaly Capital Management, Inc. REIT	1,838,563	36,201,305
Starwood Property Trust, Inc. REIT (b)	1,095,987	22,281,416
		58,482,721
MULTI-UTILITIES — 0.3%
Black Hills Corp.	250,363	13,669,820
Northwestern Energy Group, Inc.	225,410	11,480,131
		25,149,951

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
OFFICE REITs — 0.5%
COPT Defense Properties REIT	412,885	$9,979,431
Cousins Properties, Inc. REIT	558,678	13,430,619
Kilroy Realty Corp. REIT	390,340	14,220,086
Vornado Realty Trust REIT	588,595	16,933,878
		54,564,014
OIL, GAS & CONSUMABLE FUELS — 4.4%
Antero Midstream Corp.	1,254,211	17,634,207
Antero Resources Corp. (a) (b)	1,040,783	30,182,707
Chesapeake Energy Corp. (b)	408,756	36,309,795
Chord Energy Corp.	152,008	27,093,906
Civitas Resources, Inc. (b)	315,357	23,938,750
CNX Resources Corp. (a)	558,715	13,252,720
DT Midstream, Inc. (b)	357,130	21,820,643
Equitrans Midstream Corp.	1,595,508	19,927,895
HF Sinclair Corp.	573,499	34,622,135
Matador Resources Co.	408,161	27,252,910
Murphy Oil Corp.	534,318	24,418,333
Ovintiv, Inc.	929,050	48,217,695
PBF Energy, Inc. Class A	400,616	23,063,463
Permian Resources Corp.	1,693,893	29,914,150
Range Resources Corp.	888,975	30,607,409
Southwestern Energy Co. (a)	4,057,250	30,753,955
		439,010,673
PAPER & FOREST PRODUCTS — 0.2%
Louisiana-Pacific Corp.	235,094	19,726,738
PERSONAL CARE PRODUCTS — 0.9%
BellRing Brands, Inc. (a)	482,496	28,481,739
Coty, Inc. Class A (a)	1,384,505	16,558,680
elf Beauty, Inc. (a)	203,862	39,963,068
		85,003,487
PHARMACEUTICALS — 0.4%
Jazz Pharmaceuticals PLC (a)	231,950	27,931,419
Perrigo Co. PLC	498,942	16,060,943
		43,992,362
PROFESSIONAL SERVICES — 2.7%
ASGN, Inc. (a)	173,760	18,203,098
CACI International, Inc. Class A (a)	82,087	31,097,018
Concentrix Corp. (b)	173,068	11,460,563
ExlService Holdings, Inc. (a)	607,361	19,314,080
Exponent, Inc.	186,349	15,409,199
FTI Consulting, Inc. (a)	128,329	26,986,306
Genpact Ltd.	608,256	20,042,035
Insperity, Inc.	130,430	14,296,432
KBR, Inc.	497,420	31,665,757
ManpowerGroup, Inc.	179,638	13,947,094
Maximus, Inc.	223,538	18,754,838
Paylocity Holding Corp. (a)	159,062	27,336,396
Science Applications International Corp.	191,775	25,005,542
		273,518,358
Security Description	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
Jones Lang LaSalle, Inc. (a)	175,265	$34,192,449
RESIDENTIAL REITs — 1.2%
American Homes 4 Rent Class A REIT	1,168,413	42,974,230
Apartment Income REIT Corp.	531,996	17,273,910
Equity LifeStyle Properties, Inc. REIT	685,502	44,146,329
Independence Realty Trust, Inc. REIT	826,137	13,325,590
		117,720,059
RETAIL REITs — 0.9%
Agree Realty Corp. REIT	369,538	21,108,011
Brixmor Property Group, Inc. REIT	1,107,310	25,966,419
Kite Realty Group Trust REIT	807,849	17,514,166
NNN REIT, Inc.	669,627	28,619,858
		93,208,454
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.7%
Allegro MicroSystems, Inc. (a)	262,150	7,067,564
Amkor Technology, Inc.	377,003	12,154,577
Cirrus Logic, Inc. (a)	198,588	18,381,305
Lattice Semiconductor Corp. (a) (b)	507,450	39,697,814
MACOM Technology Solutions Holdings, Inc. (a)	201,288	19,251,184
MKS Instruments, Inc. (b)	231,666	30,811,578
Onto Innovation, Inc. (a)	180,779	32,735,461
Power Integrations, Inc. (b)	207,969	14,880,182
Rambus, Inc. (a) (b)	395,971	24,474,968
Silicon Laboratories, Inc. (a)	117,471	16,882,932
Synaptics, Inc. (a)	144,395	14,087,176
Universal Display Corp.	160,551	27,044,816
Wolfspeed, Inc. (a) (b)	463,050	13,659,975
		271,129,532
SOFTWARE — 2.4%
Appfolio, Inc. Class A (a)	75,100	18,527,170
Aspen Technology, Inc. (a) (b)	102,405	21,840,938
Blackbaud, Inc. (a)	154,627	11,464,046
CommVault Systems, Inc. (a)	160,804	16,310,350
Dolby Laboratories, Inc. Class A	219,085	18,352,750
Dropbox, Inc. Class A (a)	939,271	22,824,285
Dynatrace, Inc. (a)	882,008	40,960,452
Manhattan Associates, Inc. (a)	226,378	56,646,567
Qualys, Inc. (a)	135,449	22,602,375
Teradata Corp. (a)	360,006	13,921,432
		243,450,365
SPECIALIZED REITs — 1.7%
CubeSmart REIT	826,721	37,384,323
EPR Properties REIT	277,230	11,768,413
Gaming & Leisure Properties, Inc. REIT	981,797	45,231,388

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Lamar Advertising Co. Class A REIT	321,665	$38,410,018
National Storage Affiliates Trust REIT	284,229	11,130,408
PotlatchDeltic Corp. REIT	292,141	13,736,470
Rayonier, Inc. REIT	502,360	16,698,446
		174,359,466
SPECIALTY RETAIL — 4.3%
AutoNation, Inc. (a) (b)	95,510	15,814,546
Burlington Stores, Inc. (a)	235,153	54,600,175
Dick's Sporting Goods, Inc.	213,914	48,100,702
Five Below, Inc. (a)	202,885	36,799,281
Floor & Decor Holdings, Inc. Class A (a) (b)	391,896	50,797,560
GameStop Corp. Class A (a) (b)	988,904	12,381,078
Gap, Inc.	792,120	21,822,906
Lithia Motors, Inc. (b)	101,375	30,499,682
Murphy USA, Inc. (b)	69,858	29,284,474
Penske Automotive Group, Inc.	71,695	11,613,873
RH (a) (b)	56,342	19,621,665
Valvoline, Inc. (a)	477,568	21,285,206
Williams-Sonoma, Inc. (b)	235,884	74,900,246
		427,521,394
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.6%
Pure Storage, Inc. Class A (a)	1,092,217	56,784,362
TEXTILES, APPAREL & LUXURY GOODS — 1.4%
Capri Holdings Ltd. (a)	428,346	19,404,074
Carter's, Inc.	134,515	11,390,730
Columbia Sportswear Co. (b)	125,801	10,212,525
Crocs, Inc. (a)	223,145	32,088,251
PVH Corp.	219,739	30,897,501
Skechers USA, Inc. Class A (a)	490,334	30,037,861
Under Armour, Inc. Class A (a)	681,857	5,032,104
Under Armour, Inc. Class C (a) (b)	700,785	5,003,605
		144,066,651
TRADING COMPANIES & DISTRIBUTORS — 1.7%
Applied Industrial Technologies, Inc.	142,438	28,138,627
Security Description	Shares	Value
Core & Main, Inc. Class A (a)	625,059	$35,784,628
GATX Corp.	130,695	17,517,051
MSC Industrial Direct Co., Inc. Class A	168,191	16,321,255
Watsco, Inc. (b)	115,006	49,679,142
WESCO International, Inc.	161,445	27,652,299
		175,093,002
WATER UTILITIES — 0.3%
Essential Utilities, Inc.	923,125	34,201,781
TOTAL COMMON STOCKS (Cost $8,312,434,063)		10,032,479,095
SHORT-TERM INVESTMENTS — 3.5%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (c) (d)	3,318,808	3,319,804
State Street Navigator Securities Lending Portfolio II (e) (f)	347,585,706	347,585,706
TOTAL SHORT-TERM INVESTMENTS (Cost $350,905,510)		350,905,510
TOTAL INVESTMENTS — 103.3% (Cost $8,663,339,573)		10,383,384,605
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.3)%		(336,300,514)
NET ASSETS — 100.0%		$10,047,084,091
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$10,032,479,095	$—	$—	$10,032,479,095
Short-Term Investments	350,905,510	—	—	350,905,510
TOTAL INVESTMENTS	$10,383,384,605	$—	$—	$10,383,384,605
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	5,772,295	$5,773,449	$207,703,252	$210,158,429	$1,557	$(25)	3,318,808	$3,319,804	$210,438
State Street Navigator Securities Lending Portfolio II	353,598,518	353,598,518	2,358,964,598	2,364,977,410	—	—	347,585,706	347,585,706	701,363
Total		$359,371,967	$2,566,667,850	$2,575,135,839	$1,557	$(25)		$350,905,510	$911,801
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 1.5%
Axon Enterprise, Inc. (a)	52,395	$16,393,348
Boeing Co. (a)	432,106	83,392,137
General Dynamics Corp.	172,267	48,663,705
Howmet Aerospace, Inc.	296,456	20,286,484
Huntington Ingalls Industries, Inc.	29,983	8,739,145
L3Harris Technologies, Inc.	143,938	30,673,188
Lockheed Martin Corp.	162,995	74,141,536
Northrop Grumman Corp.	106,868	51,153,437
RTX Corp.	1,005,616	98,077,728
Textron, Inc.	150,952	14,480,825
TransDigm Group, Inc.	42,097	51,846,665
		497,848,198
AIR FREIGHT & LOGISTICS — 0.4%
CH Robinson Worldwide, Inc.	88,646	6,749,506
Expeditors International of Washington, Inc.	111,231	13,522,353
FedEx Corp.	174,218	50,477,923
United Parcel Service, Inc. Class B	548,155	81,472,278
		152,222,060
AIRLINES — 0.2%
American Airlines Group, Inc. (a)	490,597	7,530,664
Delta Air Lines, Inc.	485,441	23,238,060
Southwest Airlines Co.	453,288	13,231,477
United Airlines Holdings, Inc. (a)	248,952	11,919,822
		55,920,023
AUTO COMPONENTS — 0.1%
Aptiv PLC (a)	211,433	16,840,639
BorgWarner, Inc.	178,560	6,203,174
		23,043,813
AUTOMOBILES — 1.3%
Ford Motor Co.	2,957,975	39,281,908
General Motors Co.	874,937	39,678,393
Tesla, Inc. (a)	2,096,845	368,604,383
		447,564,684
BANKS — 4.1%
Bank of America Corp.	5,220,031	197,943,575
Bank of New York Mellon Corp.	575,534	33,162,269
Citigroup, Inc.	1,442,348	91,214,088
Citizens Financial Group, Inc.	354,274	12,856,603
Comerica, Inc.	98,326	5,406,947
Fifth Third Bancorp	521,586	19,408,215
Goldman Sachs Group, Inc.	247,641	103,437,169
Huntington Bancshares, Inc.	1,093,868	15,259,459
JPMorgan Chase & Co.	2,191,934	439,044,380
KeyCorp	705,816	11,158,951
M&T Bank Corp.	126,555	18,406,159
Morgan Stanley	949,460	89,401,154
Northern Trust Corp.	157,290	13,986,227
Security Description	Shares	Value
PNC Financial Services Group, Inc.	302,937	$48,954,619
Regions Financial Corp.	700,274	14,733,765
State Street Corp. (b)	228,880	17,697,002
Truist Financial Corp.	1,011,442	39,426,009
U.S. Bancorp	1,182,877	52,874,602
Wells Fargo & Co.	2,727,543	158,088,392
		1,382,459,585
BEVERAGES — 1.4%
Brown-Forman Corp. Class B (c)	139,713	7,211,985
Coca-Cola Co.	2,950,304	180,499,599
Constellation Brands, Inc. Class A	121,026	32,890,026
Keurig Dr Pepper, Inc.	789,309	24,208,107
Molson Coors Beverage Co. Class B	141,679	9,527,913
Monster Beverage Corp. (a)	559,865	33,188,797
PepsiCo, Inc.	1,042,365	182,424,298
		469,950,725
BIOTECHNOLOGY — 1.9%
AbbVie, Inc.	1,337,925	243,636,142
Amgen, Inc.	405,412	115,266,740
Biogen, Inc. (a)	109,442	23,598,978
Gilead Sciences, Inc.	944,606	69,192,390
Incyte Corp. (a)	141,510	8,061,825
Moderna, Inc. (a)	251,220	26,770,003
Regeneron Pharmaceuticals, Inc. (a)	79,555	76,570,892
Vertex Pharmaceuticals, Inc. (a)	195,006	81,514,458
		644,611,428
BROADLINE RETAIL — 3.8%
Amazon.com, Inc. (a)	6,927,753	1,249,628,086
eBay, Inc.	393,037	20,744,493
Etsy, Inc. (a) (c)	90,153	6,195,314
		1,276,567,893
BUILDING PRODUCTS — 0.5%
A O Smith Corp.	93,109	8,329,531
Allegion PLC	66,111	8,905,813
Builders FirstSource, Inc. (a)	94,239	19,653,544
Carrier Global Corp.	633,125	36,803,556
Johnson Controls International PLC	516,325	33,726,349
Masco Corp.	166,598	13,141,250
Trane Technologies PLC	172,452	51,770,090
		172,330,133
CAPITAL MARKETS — 2.0%
Ameriprise Financial, Inc.	76,594	33,581,873
BlackRock, Inc.	106,027	88,394,710
Blackstone, Inc. (c)	540,200	70,966,074
Cboe Global Markets, Inc.	78,166	14,361,439
Charles Schwab Corp.	1,130,645	81,790,859
CME Group, Inc.	272,336	58,631,217
FactSet Research Systems, Inc.	29,445	13,379,514

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Franklin Resources, Inc. (c)	213,691	$6,006,854
Intercontinental Exchange, Inc.	435,710	59,879,625
Invesco Ltd.	343,403	5,697,056
MarketAxess Holdings, Inc.	28,758	6,305,192
Moody's Corp.	119,772	47,073,989
MSCI, Inc.	59,950	33,598,978
Nasdaq, Inc.	259,066	16,347,065
Raymond James Financial, Inc.	142,238	18,266,204
S&P Global, Inc.	243,427	103,566,017
T Rowe Price Group, Inc.	171,933	20,962,071
		678,808,737
CHEMICALS — 1.6%
Air Products & Chemicals, Inc.	168,461	40,813,047
Albemarle Corp. (c)	88,144	11,612,091
Celanese Corp.	75,942	13,051,392
CF Industries Holdings, Inc.	144,159	11,995,470
Corteva, Inc.	533,892	30,789,552
Dow, Inc.	535,921	31,045,904
DuPont de Nemours, Inc.	325,951	24,990,663
Eastman Chemical Co.	89,742	8,993,943
Ecolab, Inc.	190,277	43,934,959
FMC Corp. (c)	96,775	6,164,568
International Flavors & Fragrances, Inc.	193,980	16,680,340
Linde PLC	367,890	170,818,685
LyondellBasell Industries NV Class A	194,578	19,901,438
Mosaic Co.	248,111	8,053,683
PPG Industries, Inc.	177,146	25,668,455
Sherwin-Williams Co.	177,677	61,712,552
		526,226,742
COMMERCIAL SERVICES & SUPPLIES — 0.6%
Cintas Corp.	65,276	44,846,570
Copart, Inc. (a)	654,328	37,898,678
Republic Services, Inc.	155,096	29,691,578
Rollins, Inc.	213,616	9,884,013
Veralto Corp.	165,353	14,660,197
Waste Management, Inc.	278,594	59,382,311
		196,363,347
COMMUNICATIONS EQUIPMENT — 0.8%
Arista Networks, Inc. (a)	189,952	55,082,281
Cisco Systems, Inc.	3,071,120	153,279,599
F5, Inc. (a)	44,544	8,445,097
Juniper Networks, Inc.	244,167	9,048,829
Motorola Solutions, Inc.	126,568	44,929,109
		270,784,915
CONSTRUCTION & ENGINEERING — 0.1%
Quanta Services, Inc.	108,130	28,092,174
CONSTRUCTION MATERIALS — 0.2%
Martin Marietta Materials, Inc.	46,845	28,760,019
Vulcan Materials Co.	99,698	27,209,578
		55,969,597
Security Description	Shares	Value
CONSUMER FINANCE — 0.5%
American Express Co.	433,419	$98,685,172
Capital One Financial Corp.	289,506	43,104,548
Discover Financial Services	188,830	24,753,725
Synchrony Financial	308,338	13,295,535
		179,838,980
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.8%
Costco Wholesale Corp.	335,785	246,006,164
Dollar General Corp.	167,877	26,198,885
Dollar Tree, Inc. (a)	156,898	20,890,969
Kroger Co.	498,338	28,470,050
Sysco Corp.	377,348	30,633,111
Target Corp.	349,828	61,993,020
Walgreens Boots Alliance, Inc.	542,899	11,775,479
Walmart, Inc.	3,246,501	195,341,965
		621,309,643
CONTAINERS & PACKAGING — 0.2%
Amcor PLC	1,095,902	10,422,028
Avery Dennison Corp.	61,050	13,629,413
Ball Corp.	239,351	16,122,683
International Paper Co.	267,763	10,448,112
Packaging Corp. of America	68,606	13,020,047
Westrock Co.	194,496	9,617,827
		73,260,110
DISTRIBUTORS — 0.1%
Genuine Parts Co.	106,213	16,455,580
LKQ Corp.	197,755	10,562,095
Pool Corp. (c)	29,921	12,073,123
		39,090,798
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
AT&T, Inc.	5,424,581	95,472,626
Verizon Communications, Inc.	3,186,445	133,703,232
		229,175,858
ELECTRIC UTILITIES — 1.5%
Alliant Energy Corp.	191,216	9,637,286
American Electric Power Co., Inc.	391,766	33,731,053
Constellation Energy Corp.	241,585	44,656,987
Duke Energy Corp.	585,336	56,607,844
Edison International	291,327	20,605,559
Entergy Corp.	161,682	17,086,554
Evergy, Inc.	173,513	9,262,124
Eversource Energy	262,221	15,672,949
Exelon Corp.	755,437	28,381,768
FirstEnergy Corp.	391,628	15,124,673
NextEra Energy, Inc.	1,554,992	99,379,539
NRG Energy, Inc.	174,997	11,845,547
PG&E Corp.	1,593,378	26,705,015
Pinnacle West Capital Corp. (c)	86,133	6,436,719
PPL Corp.	563,324	15,508,310
Southern Co.	829,290	59,493,265
Xcel Energy, Inc.	418,128	22,474,380
		492,609,572

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
ELECTRICAL EQUIPMENT — 0.6%
AMETEK, Inc.	174,304	$31,880,202
Eaton Corp. PLC	303,299	94,835,531
Emerson Electric Co.	434,746	49,308,891
Generac Holdings, Inc. (a)	46,528	5,869,042
Rockwell Automation, Inc.	87,196	25,402,811
		207,296,477
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.7%
Amphenol Corp. Class A	453,329	52,291,500
CDW Corp.	101,032	25,841,965
Corning, Inc.	580,521	19,133,972
Hubbell, Inc.	40,628	16,862,652
Jabil, Inc.	97,139	13,011,769
Keysight Technologies, Inc. (a)	132,331	20,693,922
TE Connectivity Ltd.	234,043	33,992,405
Teledyne Technologies, Inc. (a)	34,371	14,756,158
Trimble, Inc. (a)	187,286	12,053,727
Zebra Technologies Corp. Class A (a)	39,678	11,960,536
		220,598,606
ENERGY EQUIPMENT & SERVICES — 0.3%
Baker Hughes Co.	765,297	25,637,449
Halliburton Co.	678,871	26,761,095
Schlumberger NV	1,078,889	59,133,906
		111,532,450
ENTERTAINMENT — 1.3%
Electronic Arts, Inc.	184,350	24,457,714
Live Nation Entertainment, Inc. (a)	108,215	11,445,901
Netflix, Inc. (a)	327,984	199,194,523
Take-Two Interactive Software, Inc. (a)	119,546	17,751,386
Walt Disney Co.	1,387,959	169,830,663
Warner Bros Discovery, Inc. (a)	1,681,796	14,682,079
		437,362,266
FINANCIAL SERVICES — 4.3%
Berkshire Hathaway, Inc. Class B (a)	1,379,293	580,020,292
Corpay, Inc. (a)	55,497	17,123,045
Fidelity National Information Services, Inc.	451,335	33,480,030
Fiserv, Inc. (a)	455,161	72,743,831
Global Payments, Inc.	198,379	26,515,337
Jack Henry & Associates, Inc.	54,940	9,544,726
Mastercard, Inc. Class A	625,316	301,133,426
PayPal Holdings, Inc. (a)	812,305	54,416,312
Visa, Inc. Class A (c)	1,198,610	334,508,079
		1,429,485,078
FOOD PRODUCTS — 0.8%
Archer-Daniels-Midland Co.	406,819	25,552,301
Bunge Global SA	109,922	11,269,203
Campbell Soup Co.	152,404	6,774,358
Security Description	Shares	Value
Conagra Brands, Inc.	360,233	$10,677,306
General Mills, Inc.	430,408	30,115,648
Hershey Co.	113,585	22,092,283
Hormel Foods Corp.	218,715	7,630,966
J M Smucker Co.	79,240	9,973,939
Kellanova	194,377	11,135,858
Kraft Heinz Co.	606,873	22,393,614
Lamb Weston Holdings, Inc.	109,368	11,650,973
McCormick & Co., Inc.	192,340	14,773,635
Mondelez International, Inc. Class A	1,020,476	71,433,320
Tyson Foods, Inc. Class A	219,424	12,886,772
		268,360,176
GAS UTILITIES — 0.0% (d)
Atmos Energy Corp.	114,312	13,588,267
GROUND TRANSPORTATION — 1.1%
CSX Corp.	1,498,162	55,536,865
JB Hunt Transport Services, Inc.	62,308	12,414,869
Norfolk Southern Corp.	171,796	43,785,647
Old Dominion Freight Line, Inc.	135,082	29,624,833
Uber Technologies, Inc. (a)	1,560,724	120,160,141
Union Pacific Corp.	462,193	113,667,125
		375,189,480
HEALTH CARE EQUIPMENT & SUPPLIES — 2.6%
Abbott Laboratories	1,317,322	149,726,818
Align Technology, Inc. (a)	54,798	17,969,360
Baxter International, Inc.	381,840	16,319,842
Becton Dickinson & Co.	217,011	53,699,372
Boston Scientific Corp. (a)	1,111,329	76,114,923
Cooper Cos., Inc.	150,614	15,281,296
Dentsply Sirona, Inc.	163,902	5,439,907
Dexcom, Inc. (a)	294,197	40,805,124
Edwards Lifesciences Corp. (a)	461,335	44,085,173
GE HealthCare Technologies, Inc.	307,289	27,935,643
Hologic, Inc. (a)	177,851	13,865,264
IDEXX Laboratories, Inc. (a)	63,363	34,211,585
Insulet Corp. (a)	53,415	9,155,331
Intuitive Surgical, Inc. (a)	267,706	106,838,788
Medtronic PLC	1,010,534	88,068,038
ResMed, Inc.	110,060	21,795,182
STERIS PLC	75,675	17,013,253
Stryker Corp.	256,310	91,725,660
Teleflex, Inc.	34,460	7,793,818
Zimmer Biomet Holdings, Inc.	158,390	20,904,312
		858,748,689
HEALTH CARE PROVIDERS & SERVICES — 2.6%
Cardinal Health, Inc.	186,491	20,868,343
Cencora, Inc.	124,951	30,361,844
Centene Corp. (a)	404,478	31,743,433
Cigna Group	220,987	80,260,269
CVS Health Corp.	953,805	76,075,487
DaVita, Inc. (a)	42,537	5,872,233
Elevance Health, Inc.	177,928	92,262,785

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
HCA Healthcare, Inc.	150,496	$50,194,931
Henry Schein, Inc. (a)	98,522	7,440,381
Humana, Inc.	92,692	32,138,170
Laboratory Corp. of America Holdings	64,479	14,086,082
McKesson Corp.	99,573	53,455,765
Molina Healthcare, Inc. (a)	43,708	17,956,558
Quest Diagnostics, Inc.	84,159	11,202,405
UnitedHealth Group, Inc.	700,982	346,775,795
Universal Health Services, Inc. Class B	46,953	8,567,044
		879,261,525
HEALTH CARE REITs — 0.2%
Healthpeak Properties, Inc. REIT	536,443	10,058,306
Ventas, Inc. REIT	302,868	13,186,873
Welltower, Inc. REIT	421,235	39,360,198
		62,605,377
HOTEL & RESORT REITs — 0.0% (d)
Host Hotels & Resorts, Inc. REIT	538,924	11,144,948
HOTELS, RESTAURANTS & LEISURE — 2.0%
Airbnb, Inc. Class A (a)	330,020	54,440,099
Booking Holdings, Inc.	26,440	95,921,147
Caesars Entertainment, Inc. (a)	162,159	7,092,835
Carnival Corp. (a)	749,358	12,244,510
Chipotle Mexican Grill, Inc. (a)	20,783	60,411,401
Darden Restaurants, Inc. (c)	91,547	15,302,081
Domino's Pizza, Inc.	26,392	13,113,657
Expedia Group, Inc. (a)	100,454	13,837,538
Hilton Worldwide Holdings, Inc.	191,131	40,770,154
Las Vegas Sands Corp.	280,260	14,489,442
Marriott International, Inc. Class A	186,633	47,089,372
McDonald's Corp.	550,595	155,240,260
MGM Resorts International (a) (c)	212,562	10,035,052
Norwegian Cruise Line Holdings Ltd. (a) (c)	321,054	6,719,660
Royal Caribbean Cruises Ltd. (a)	177,979	24,740,861
Starbucks Corp.	858,133	78,424,775
Wynn Resorts Ltd.	73,310	7,494,481
Yum! Brands, Inc.	213,304	29,574,600
		686,941,925
HOUSEHOLD DURABLES — 0.4%
DR Horton, Inc.	226,368	37,248,855
Garmin Ltd. (c)	117,360	17,471,383
Lennar Corp. Class A	188,720	32,456,066
Mohawk Industries, Inc. (a)	41,191	5,391,490
NVR, Inc. (a)	2,421	19,610,003
PulteGroup, Inc.	160,797	19,395,334
		131,573,131
HOUSEHOLD PRODUCTS — 1.2%
Church & Dwight Co., Inc.	183,998	19,192,831
Clorox Co.	95,397	14,606,235
Colgate-Palmolive Co.	624,461	56,232,713
Security Description	Shares	Value
Kimberly-Clark Corp.	255,344	$33,028,747
Procter & Gamble Co.	1,783,324	289,344,319
		412,404,845
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.0% (d)
AES Corp.	505,725	9,067,649
INDUSTRIAL CONGLOMERATES — 0.9%
3M Co.	418,860	44,428,480
General Electric Co.	826,253	145,032,189
Honeywell International, Inc.	499,764	102,576,561
		292,037,230
INDUSTRIAL REITs — 0.3%
Prologis, Inc. REIT	700,273	91,189,550
INSURANCE — 2.2%
Aflac, Inc.	398,941	34,253,074
Allstate Corp.	199,753	34,559,267
American International Group, Inc.	532,209	41,602,778
Aon PLC Class A	151,859	50,678,386
Arch Capital Group Ltd. (a)	280,512	25,930,529
Arthur J Gallagher & Co.	163,211	40,809,278
Assurant, Inc.	39,383	7,413,456
Brown & Brown, Inc.	176,504	15,451,160
Chubb Ltd.	307,101	79,579,082
Cincinnati Financial Corp.	120,284	14,935,664
Everest Group Ltd.	32,672	12,987,120
Globe Life, Inc.	64,932	7,556,137
Hartford Financial Services Group, Inc.	226,209	23,310,837
Loews Corp.	140,721	11,017,047
Marsh & McLennan Cos., Inc.	373,026	76,835,896
MetLife, Inc.	465,281	34,481,975
Principal Financial Group, Inc.	165,658	14,297,942
Progressive Corp.	444,543	91,940,383
Prudential Financial, Inc.	273,278	32,082,837
Travelers Cos., Inc.	173,278	39,878,199
W R Berkley Corp.	154,471	13,661,415
Willis Towers Watson PLC	77,850	21,408,750
		724,671,212
INTERACTIVE MEDIA & SERVICES — 6.1%
Alphabet, Inc. Class A (a)	4,466,254	674,091,716
Alphabet, Inc. Class C (a)	3,739,266	569,340,641
Match Group, Inc. (a)	212,370	7,704,784
Meta Platforms, Inc. Class A	1,667,388	809,650,265
		2,060,787,406
IT SERVICES — 1.2%
Accenture PLC Class A	475,209	164,712,192
Akamai Technologies, Inc. (a)	115,195	12,528,608
Cognizant Technology Solutions Corp. Class A	380,161	27,862,000
EPAM Systems, Inc. (a)	43,564	12,030,634
Gartner, Inc. (a)	58,235	27,758,877

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
International Business Machines Corp.	693,046	$132,344,064
VeriSign, Inc. (a)	66,800	12,659,268
		389,895,643
LEISURE EQUIPMENT & PRODUCTS — 0.0% (d)
Hasbro, Inc. (c)	97,852	5,530,595
LIFE SCIENCES TOOLS & SERVICES — 1.4%
Agilent Technologies, Inc.	220,981	32,154,945
Bio-Rad Laboratories, Inc. Class A (a)	14,761	5,105,387
Bio-Techne Corp.	120,945	8,513,319
Charles River Laboratories International, Inc. (a)	38,869	10,531,555
Danaher Corp.	499,215	124,663,970
Illumina, Inc. (a)	119,385	16,393,948
IQVIA Holdings, Inc. (a)	139,222	35,207,852
Mettler-Toledo International, Inc. (a)	16,257	21,642,781
Revvity, Inc.	93,542	9,821,910
Thermo Fisher Scientific, Inc.	292,809	170,183,519
Waters Corp. (a)	44,659	15,372,968
West Pharmaceutical Services, Inc.	55,555	21,983,669
		471,575,823
MACHINERY — 1.8%
Caterpillar, Inc.	385,878	141,397,275
Cummins, Inc.	100,706	29,673,023
Deere & Co.	197,329	81,050,913
Dover Corp.	105,988	18,780,014
Fortive Corp.	265,745	22,859,385
IDEX Corp.	56,211	13,716,608
Illinois Tool Works, Inc.	206,090	55,300,130
Ingersoll Rand, Inc.	305,829	29,038,464
Nordson Corp.	41,168	11,302,263
Otis Worldwide Corp.	307,265	30,502,196
PACCAR, Inc.	398,526	49,373,386
Parker-Hannifin Corp.	97,601	54,245,660
Pentair PLC	126,319	10,792,695
Snap-on, Inc.	40,557	12,013,794
Stanley Black & Decker, Inc.	115,577	11,318,456
Westinghouse Air Brake Technologies Corp.	136,573	19,895,955
Xylem, Inc.	182,788	23,623,521
		614,883,738
MEDIA — 0.6%
Charter Communications, Inc. Class A (a) (c)	74,872	21,760,049
Comcast Corp. Class A	3,003,083	130,183,648
Fox Corp. Class A	181,406	5,672,566
Fox Corp. Class B	106,464	3,047,000
Interpublic Group of Cos., Inc.	295,154	9,630,875
News Corp. Class A	296,603	7,765,066
News Corp. Class B (c)	89,909	2,432,938
Omnicom Group, Inc.	150,433	14,555,897
Security Description	Shares	Value
Paramount Global Class B	379,611	$4,468,021
		199,516,060
METALS & MINING — 0.4%
Freeport-McMoRan, Inc.	1,087,547	51,136,460
Newmont Corp.	875,502	31,377,992
Nucor Corp.	187,593	37,124,655
Steel Dynamics, Inc.	116,001	17,194,828
		136,833,935
MULTI-UTILITIES — 0.6%
Ameren Corp.	196,054	14,500,154
CenterPoint Energy, Inc.	476,679	13,580,585
CMS Energy Corp.	218,052	13,157,258
Consolidated Edison, Inc.	261,611	23,756,895
Dominion Energy, Inc.	633,913	31,182,180
DTE Energy Co.	155,578	17,446,517
NiSource, Inc.	310,487	8,588,070
Public Service Enterprise Group, Inc.	381,283	25,462,079
Sempra	477,508	34,299,400
WEC Energy Group, Inc.	238,613	19,594,899
		201,568,037
OFFICE REITs — 0.1%
Alexandria Real Estate Equities, Inc. REIT	119,838	15,448,317
Boston Properties, Inc. REIT	108,036	7,055,831
		22,504,148
OIL, GAS & CONSUMABLE FUELS — 3.6%
APA Corp.	231,730	7,966,877
Chevron Corp.	1,314,509	207,350,650
ConocoPhillips	892,819	113,638,002
Coterra Energy, Inc.	575,099	16,033,760
Devon Energy Corp.	486,244	24,399,724
Diamondback Energy, Inc.	136,609	27,071,806
EOG Resources, Inc.	442,629	56,585,691
EQT Corp.	312,403	11,580,779
Exxon Mobil Corp.	3,009,558	349,831,022
Hess Corp.	209,407	31,963,884
Kinder Morgan, Inc.	1,472,700	27,009,318
Marathon Oil Corp.	443,920	12,580,693
Marathon Petroleum Corp.	278,926	56,203,589
Occidental Petroleum Corp.	502,633	32,666,119
ONEOK, Inc.	443,683	35,570,066
Phillips 66	325,922	53,236,099
Pioneer Natural Resources Co.	176,109	46,228,613
Targa Resources Corp.	169,040	18,930,790
Valero Energy Corp.	258,544	44,130,875
Williams Cos., Inc.	924,841	36,041,054
		1,209,019,411
PERSONAL CARE PRODUCTS — 0.2%
Estee Lauder Cos., Inc. Class A	175,244	27,013,863
Kenvue, Inc.	1,308,315	28,076,440
		55,090,303

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
PHARMACEUTICALS — 3.8%
Bristol-Myers Squibb Co.	1,542,431	$83,646,033
Catalent, Inc. (a)	137,730	7,774,859
Eli Lilly & Co.	604,363	470,170,239
Johnson & Johnson	1,824,867	288,675,711
Merck & Co., Inc.	1,921,202	253,502,604
Pfizer, Inc.	4,280,423	118,781,738
Viatris, Inc.	913,353	10,905,435
Zoetis, Inc.	348,951	59,045,999
		1,292,502,618
PROFESSIONAL SERVICES — 0.7%
Automatic Data Processing, Inc.	311,378	77,763,542
Broadridge Financial Solutions, Inc.	88,274	18,083,812
Dayforce, Inc. (a)	117,588	7,785,502
Equifax, Inc.	93,485	25,009,107
Jacobs Solutions, Inc.	95,260	14,644,320
Leidos Holdings, Inc.	105,925	13,885,708
Paychex, Inc.	242,554	29,785,631
Paycom Software, Inc.	35,133	6,991,818
Robert Half, Inc.	82,168	6,514,279
Verisk Analytics, Inc.	109,666	25,851,566
		226,315,285
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
CBRE Group, Inc. Class A (a)	225,357	21,913,715
CoStar Group, Inc. (a)	312,255	30,163,833
		52,077,548
RESIDENTIAL REITs — 0.3%
AvalonBay Communities, Inc. REIT	107,178	19,887,950
Camden Property Trust REIT	79,393	7,812,271
Equity Residential REIT	259,351	16,367,641
Essex Property Trust, Inc. REIT	48,128	11,782,216
Invitation Homes, Inc. REIT	439,244	15,641,479
Mid-America Apartment Communities, Inc. REIT	86,971	11,443,644
UDR, Inc. REIT	231,451	8,658,582
		91,593,783
RETAIL REITs — 0.3%
Federal Realty Investment Trust REIT	54,905	5,606,899
Kimco Realty Corp. REIT	504,838	9,899,873
Realty Income Corp. REIT	630,181	34,092,792
Regency Centers Corp. REIT	124,443	7,536,268
Simon Property Group, Inc. REIT	246,999	38,652,873
		95,788,705
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 10.2%
Advanced Micro Devices, Inc. (a)	1,225,238	221,143,207
Analog Devices, Inc.	375,776	74,324,735
Applied Materials, Inc.	630,644	130,057,712
Broadcom, Inc.	333,385	441,871,813
Enphase Energy, Inc. (a)	105,042	12,707,981
Security Description	Shares	Value
First Solar, Inc. (a)	80,937	$13,662,166
Intel Corp.	3,204,340	141,535,698
KLA Corp.	102,420	71,547,539
Lam Research Corp.	99,536	96,706,191
Microchip Technology, Inc.	410,586	36,833,670
Micron Technology, Inc.	832,472	98,140,124
Monolithic Power Systems, Inc.	36,392	24,652,669
NVIDIA Corp.	1,872,003	1,691,467,031
NXP Semiconductors NV	195,425	48,420,452
ON Semiconductor Corp. (a)	323,830	23,817,696
Qorvo, Inc. (a)	74,131	8,512,463
QUALCOMM, Inc.	844,347	142,947,947
Skyworks Solutions, Inc.	121,806	13,194,026
Teradyne, Inc.	115,874	13,074,063
Texas Instruments, Inc.	687,908	119,840,453
		3,424,457,636
SOFTWARE — 10.7%
Adobe, Inc. (a)	342,530	172,840,638
ANSYS, Inc. (a)	65,519	22,745,576
Autodesk, Inc. (a)	162,521	42,323,719
Cadence Design Systems, Inc. (a)	206,284	64,212,083
Fair Isaac Corp. (a)	18,802	23,495,167
Fortinet, Inc. (a)	483,783	33,047,217
Gen Digital, Inc.	436,079	9,768,170
Intuit, Inc.	212,176	137,914,400
Microsoft Corp.	5,631,465	2,369,269,955
Oracle Corp.	1,204,587	151,308,173
Palo Alto Networks, Inc. (a)	238,990	67,904,229
PTC, Inc. (a)	89,199	16,853,259
Roper Technologies, Inc.	80,958	45,404,485
Salesforce, Inc.	733,648	220,960,105
ServiceNow, Inc. (a)	155,382	118,463,237
Synopsys, Inc. (a)	116,039	66,316,288
Tyler Technologies, Inc. (a)	31,830	13,528,068
		3,576,354,769
SPECIALIZED REITs — 1.0%
American Tower Corp. REIT	353,304	69,809,337
Crown Castle, Inc. REIT	327,919	34,703,668
Digital Realty Trust, Inc. REIT	229,393	33,041,768
Equinix, Inc. REIT	71,165	58,734,609
Extra Space Storage, Inc. REIT	161,484	23,738,148
Iron Mountain, Inc. REIT	217,927	17,479,925
Public Storage REIT	119,877	34,771,523
SBA Communications Corp. REIT	82,667	17,913,939
VICI Properties, Inc. REIT	768,050	22,880,209
Weyerhaeuser Co. REIT	558,703	20,063,025
		333,136,151
SPECIALTY RETAIL — 2.0%
AutoZone, Inc. (a)	12,937	40,772,896
Bath & Body Works, Inc.	174,114	8,709,182
Best Buy Co., Inc. (c)	147,721	12,117,554
CarMax, Inc. (a) (c)	120,946	10,535,606

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Home Depot, Inc.	754,305	$289,351,398
Lowe's Cos., Inc.	435,904	111,037,826
O'Reilly Automotive, Inc. (a)	44,653	50,407,879
Ross Stores, Inc.	255,193	37,452,125
TJX Cos., Inc.	863,804	87,607,002
Tractor Supply Co. (c)	82,810	21,673,033
Ulta Beauty, Inc. (a)	36,288	18,974,269
		688,638,770
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.0%
Apple, Inc.	11,001,120	1,886,472,057
Hewlett Packard Enterprise Co.	983,637	17,439,884
HP, Inc.	659,740	19,937,343
NetApp, Inc.	156,104	16,386,237
Seagate Technology Holdings PLC	147,647	13,738,553
Super Micro Computer, Inc. (a)	36,935	37,305,458
Western Digital Corp. (a)	239,378	16,335,155
		2,007,614,687
TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Deckers Outdoor Corp. (a)	19,442	18,299,977
Lululemon Athletica, Inc. (a)	87,356	34,125,621
NIKE, Inc. Class B	922,561	86,702,283
Ralph Lauren Corp. (c)	29,580	5,553,941
Tapestry, Inc.	173,798	8,251,929
VF Corp. (c)	250,567	3,843,698
		156,777,449
TOBACCO — 0.5%
Altria Group, Inc.	1,341,089	58,498,302
Philip Morris International, Inc.	1,179,190	108,037,388
		166,535,690
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Fastenal Co.	435,004	33,556,209
United Rentals, Inc.	50,928	36,724,690
WW Grainger, Inc.	33,618	34,199,591
		104,480,490
Security Description	Shares	Value
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	148,982	$18,207,090
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
T-Mobile U.S., Inc.	395,709	64,587,623
TOTAL COMMON STOCKS (Cost $27,667,360,050)		33,403,381,289
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (e) (f)	97,575,968	97,605,240
State Street Navigator Securities Lending Portfolio II (b) (g)	80,513,282	80,513,283
TOTAL SHORT-TERM INVESTMENTS (Cost $178,119,610)		178,118,523
TOTAL INVESTMENTS — 100.1% (Cost $27,845,479,660)		33,581,499,812
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(46,952,371)
NET ASSETS — 100.0%		$33,534,547,441
(a)	Non-income producing security.
(b)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(c)	All or a portion of the shares of the security are on loan at March 31, 2024.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2024.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

At  March 31, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	405	06/21/2024	$105,200,652	$107,497,125	$2,296,473

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$33,403,381,289	$—	$—	$33,403,381,289
Short-Term Investments	178,118,523	—	—	178,118,523
TOTAL INVESTMENTS	$33,581,499,812	$—	$—	$33,581,499,812
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$2,296,473	$—	$—	$2,296,473
TOTAL OTHER FINANCIAL INSTRUMENTS:	$2,296,473	$—	$—	$2,296,473

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Corp.	175,314	$12,829,479	$6,505,935	$2,702,417	$(514,629)	$1,578,634	228,880	$17,697,002	$412,515
State Street Institutional Liquid Reserves Fund, Premier Class	60,252,596	60,264,646	510,794,646	473,447,543	(4,205)	(2,304)	97,575,968	97,605,240	3,243,793
State Street Navigator Securities Lending Portfolio II	7,796,325	7,796,325	1,033,723,978	961,007,020	—	—	80,513,283	80,513,283	243,487
Total		$80,890,450	$1,551,024,559	$1,437,156,980	$(518,834)	$1,576,330		$195,815,525	$3,899,795
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 0.6%
Axon Enterprise, Inc. (a)	73,037	$22,851,816
Boeing Co. (a)	259,324	50,046,939
Howmet Aerospace, Inc.	236,130	16,158,376
TransDigm Group, Inc.	57,430	70,730,788
		159,787,919
AIR FREIGHT & LOGISTICS — 0.0% (b)
Expeditors International of Washington, Inc.	55,925	6,798,802
AIRLINES — 0.1%
Delta Air Lines, Inc.	371,590	17,788,013
AUTOMOBILES — 2.0%
Tesla, Inc. (a)	2,870,893	504,674,280
BEVERAGES — 0.9%
Coca-Cola Co.	1,572,341	96,195,822
Monster Beverage Corp. (a)	459,260	27,224,933
PepsiCo, Inc.	512,630	89,715,376
		213,136,131
BIOTECHNOLOGY — 1.0%
AbbVie, Inc.	676,851	123,254,567
Regeneron Pharmaceuticals, Inc. (a)	65,683	63,219,231
Vertex Pharmaceuticals, Inc. (a)	170,884	71,431,221
		257,905,019
BROADLINE RETAIL — 6.9%
Amazon.com, Inc. (a)	9,471,071	1,708,391,787
Etsy, Inc. (a) (c)	54,802	3,765,993
		1,712,157,780
BUILDING PRODUCTS — 0.5%
A O Smith Corp.	80,576	7,208,329
Allegion PLC	34,690	4,673,090
Builders FirstSource, Inc. (a)	127,862	26,665,620
Carrier Global Corp.	415,480	24,151,852
Masco Corp.	122,972	9,700,031
Trane Technologies PLC	162,652	48,828,131
		121,227,053
CAPITAL MARKETS — 1.1%
Ameriprise Financial, Inc.	55,062	24,141,383
Blackstone, Inc.	531,651	69,842,992
Cboe Global Markets, Inc.	69,744	12,814,065
CME Group, Inc.	134,260	28,904,836
FactSet Research Systems, Inc.	18,689	8,492,095
Moody's Corp.	76,511	30,071,118
MSCI, Inc.	46,718	26,183,103
S&P Global, Inc.	146,556	62,352,250
		262,801,842
CHEMICALS — 0.9%
Celanese Corp.	104,070	17,885,470
CF Industries Holdings, Inc.	107,459	8,941,663
Ecolab, Inc.	134,160	30,977,544
Security Description	Shares	Value
Linde PLC	261,192	$121,276,670
Sherwin-Williams Co.	121,964	42,361,756
		221,443,103
COMMERCIAL SERVICES & SUPPLIES — 0.6%
Cintas Corp.	49,083	33,721,493
Copart, Inc. (a)	905,277	52,433,644
Republic Services, Inc.	120,834	23,132,461
Rollins, Inc.	125,478	5,805,867
Waste Management, Inc.	178,357	38,016,795
		153,110,260
COMMUNICATIONS EQUIPMENT — 0.4%
Arista Networks, Inc. (a)	261,102	75,714,358
Motorola Solutions, Inc.	99,754	35,410,675
		111,125,033
CONSTRUCTION & ENGINEERING — 0.1%
Quanta Services, Inc.	104,175	27,064,665
CONSTRUCTION MATERIALS — 0.2%
Martin Marietta Materials, Inc.	42,388	26,023,689
Vulcan Materials Co.	88,130	24,052,439
		50,076,128
CONSUMER FINANCE — 0.4%
American Express Co.	414,748	94,433,972
Discover Financial Services	140,594	18,430,468
		112,864,440
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.6%
Costco Wholesale Corp.	192,988	141,388,798
DISTRIBUTORS — 0.0% (b)
Pool Corp.	22,839	9,215,537
ELECTRIC UTILITIES — 0.1%
Constellation Energy Corp.	148,956	27,534,517
ELECTRICAL EQUIPMENT — 0.5%
AMETEK, Inc.	114,755	20,988,690
Eaton Corp. PLC	256,524	80,209,924
Generac Holdings, Inc. (a)	39,088	4,930,560
Rockwell Automation, Inc.	57,184	16,659,415
		122,788,589
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.4%
Amphenol Corp. Class A	347,027	40,029,564
CDW Corp.	58,630	14,996,381
Hubbell, Inc.	25,700	10,666,785
Jabil, Inc.	71,308	9,551,707
TE Connectivity Ltd.	124,766	18,121,014
		93,365,451
ENTERTAINMENT — 1.3%
Electronic Arts, Inc.	110,903	14,713,501
Live Nation Entertainment, Inc. (a)	147,756	15,628,152
Netflix, Inc. (a)	448,396	272,324,343

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Take-Two Interactive Software, Inc. (a)	82,276	$12,217,163
		314,883,159
FINANCIAL SERVICES — 2.7%
Corpay, Inc. (a)	74,848	23,093,602
Fiserv, Inc. (a)	323,537	51,707,684
Mastercard, Inc. Class A	615,439	296,376,959
Visa, Inc. Class A	1,081,551	301,839,253
		673,017,498
FOOD PRODUCTS — 0.3%
Hershey Co.	59,308	11,535,406
Hormel Foods Corp.	456	15,910
Lamb Weston Holdings, Inc.	98,760	10,520,903
Mondelez International, Inc. Class A	585,963	41,017,410
		63,089,629
GROUND TRANSPORTATION — 1.3%
CSX Corp.	1,023,613	37,945,334
Old Dominion Freight Line, Inc.	185,546	40,692,093
Uber Technologies, Inc. (a)	2,132,222	164,159,772
Union Pacific Corp.	284,351	69,930,441
		312,727,640
HEALTH CARE EQUIPMENT & SUPPLIES — 1.4%
Align Technology, Inc. (a)	40,788	13,375,201
Boston Scientific Corp. (a)	834,848	57,178,740
Cooper Cos., Inc.	86,572	8,783,595
Dexcom, Inc. (a)	244,139	33,862,079
Edwards Lifesciences Corp. (a)	232,532	22,220,758
IDEXX Laboratories, Inc. (a)	48,143	25,993,850
Insulet Corp. (a)	27,578	4,726,869
Intuitive Surgical, Inc. (a)	240,924	96,150,359
STERIS PLC	57,484	12,923,553
Stryker Corp.	224,234	80,246,622
		355,461,626
HEALTH CARE PROVIDERS & SERVICES — 0.9%
DaVita, Inc. (a)	30,990	4,278,170
HCA Healthcare, Inc.	98,415	32,824,355
Molina Healthcare, Inc. (a)	35,440	14,559,815
UnitedHealth Group, Inc.	364,195	180,167,266
		231,829,606
HOTEL & RESORT REITs — 0.0% (b)
Host Hotels & Resorts, Inc. REIT	440,473	9,108,982
HOTELS, RESTAURANTS & LEISURE — 2.7%
Airbnb, Inc. Class A (a)	225,100	37,132,496
Booking Holdings, Inc.	36,090	130,930,189
Caesars Entertainment, Inc. (a)	130,162	5,693,286
Carnival Corp. (a)	744,284	12,161,601
Chipotle Mexican Grill, Inc. (a)	28,363	82,444,718
Darden Restaurants, Inc. (c)	64,310	10,749,416
Domino's Pizza, Inc.	14,445	7,177,432
Expedia Group, Inc. (a)	135,460	18,659,615
Hilton Worldwide Holdings, Inc.	261,216	55,719,985
Security Description	Shares	Value
Las Vegas Sands Corp.	234,234	$12,109,898
Marriott International, Inc. Class A	255,829	64,548,215
McDonald's Corp.	330,674	93,233,534
MGM Resorts International (a)	193,244	9,123,049
Norwegian Cruise Line Holdings Ltd. (a) (c)	442,670	9,265,083
Royal Caribbean Cruises Ltd. (a)	244,128	33,936,233
Starbucks Corp.	692,152	63,255,771
Wynn Resorts Ltd.	98,770	10,097,257
Yum! Brands, Inc.	134,257	18,614,733
		674,852,511
HOUSEHOLD DURABLES — 0.6%
DR Horton, Inc.	309,393	50,910,618
Garmin Ltd.	86,074	12,813,836
Lennar Corp. Class A	143,358	24,654,709
NVR, Inc. (a)	3,220	26,081,871
PulteGroup, Inc.	219,764	26,507,934
		140,968,968
HOUSEHOLD PRODUCTS — 0.8%
Church & Dwight Co., Inc.	117,866	12,294,602
Colgate-Palmolive Co.	332,712	29,960,716
Procter & Gamble Co.	950,862	154,277,360
		196,532,678
INDUSTRIAL CONGLOMERATES — 0.3%
General Electric Co.	484,860	85,107,476
INSURANCE — 0.9%
Aon PLC Class A	105,861	35,327,933
Arch Capital Group Ltd. (a)	384,380	35,532,087
Arthur J Gallagher & Co.	114,609	28,656,834
Brown & Brown, Inc.	191,627	16,775,028
Marsh & McLennan Cos., Inc.	265,080	54,601,178
Progressive Corp.	303,224	62,712,788
		233,605,848
INTERACTIVE MEDIA & SERVICES — 11.3%
Alphabet, Inc. Class A (a)	6,105,868	921,558,657
Alphabet, Inc. Class C (a)	5,112,010	778,354,643
Meta Platforms, Inc. Class A	2,279,530	1,106,894,177
		2,806,807,477
IT SERVICES — 0.7%
Accenture PLC Class A	350,879	121,618,170
Akamai Technologies, Inc. (a)	73,778	8,024,095
EPAM Systems, Inc. (a)	24,137	6,665,674
Gartner, Inc. (a)	80,726	38,479,663
VeriSign, Inc. (a)	43,986	8,335,787
		183,123,389
LIFE SCIENCES TOOLS & SERVICES — 0.6%
IQVIA Holdings, Inc. (a)	71,898	18,182,285
Mettler-Toledo International, Inc. (a)	8,425	11,216,118
Thermo Fisher Scientific, Inc.	152,099	88,401,460
Waters Corp. (a)	22,638	7,792,679

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
West Pharmaceutical Services, Inc.	76,678	$30,342,251
		155,934,793
MACHINERY — 1.7%
Caterpillar, Inc.	305,934	112,103,396
Deere & Co.	153,788	63,166,883
Fortive Corp.	363,322	31,252,958
Illinois Tool Works, Inc.	129,564	34,765,908
Ingersoll Rand, Inc.	322,907	30,660,020
Otis Worldwide Corp.	163,852	16,265,588
PACCAR, Inc.	395,486	48,996,761
Parker-Hannifin Corp.	103,770	57,674,328
Pentair PLC	120,464	10,292,444
Snap-on, Inc.	24,817	7,351,292
		412,529,578
MEDIA — 0.1%
Charter Communications, Inc. Class A (a)	47,086	13,684,604
METALS & MINING — 0.3%
Freeport-McMoRan, Inc.	742,476	34,911,221
Nucor Corp.	160,512	31,765,325
Steel Dynamics, Inc.	99,830	14,797,801
		81,474,347
OIL, GAS & CONSUMABLE FUELS — 1.7%
APA Corp.	314,013	10,795,767
ConocoPhillips	842,251	107,201,707
Coterra Energy, Inc.	516,635	14,403,784
Diamondback Energy, Inc.	185,269	36,714,758
EOG Resources, Inc.	398,936	50,999,978
Hess Corp.	285,211	43,534,607
Marathon Oil Corp.	322,657	9,144,099
Marathon Petroleum Corp.	209,680	42,250,520
ONEOK, Inc.	374,244	30,003,142
Pioneer Natural Resources Co.	120,876	31,729,950
Targa Resources Corp.	231,017	25,871,594
Williams Cos., Inc.	493,497	19,231,578
		421,881,484
PHARMACEUTICALS — 3.3%
Eli Lilly & Co.	826,212	642,759,888
Merck & Co., Inc.	1,050,193	138,572,966
Zoetis, Inc.	261,644	44,272,781
		825,605,635
PROFESSIONAL SERVICES — 0.5%
Automatic Data Processing, Inc.	166,041	41,467,079
Broadridge Financial Solutions, Inc.	69,666	14,271,777
Dayforce, Inc. (a)	89,274	5,910,832
Equifax, Inc.	49,947	13,361,822
Paychex, Inc.	132,749	16,301,577
Paycom Software, Inc.	21,834	4,345,184
Verisk Analytics, Inc.	82,943	19,552,153
		115,210,424
Security Description	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CoStar Group, Inc. (a)	182,748	$17,653,457
RETAIL REITs — 0.1%
Simon Property Group, Inc. REIT	124,966	19,555,929
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 16.0%
Advanced Micro Devices, Inc. (a)	1,674,137	302,164,987
Analog Devices, Inc.	303,107	59,951,533
Applied Materials, Inc.	862,183	177,808,000
Broadcom, Inc.	455,904	604,259,721
Enphase Energy, Inc. (a)	52,628	6,366,935
KLA Corp.	140,118	97,882,231
Lam Research Corp.	135,803	131,942,121
Microchip Technology, Inc.	330,756	29,672,121
Monolithic Power Systems, Inc.	49,802	33,736,871
NVIDIA Corp.	2,559,239	2,312,425,991
NXP Semiconductors NV	200,214	49,607,023
ON Semiconductor Corp. (a)	194,828	14,329,599
QUALCOMM, Inc.	601,277	101,796,196
Texas Instruments, Inc.	348,217	60,662,884
		3,982,606,213
SOFTWARE — 19.2%
Adobe, Inc. (a)	468,369	236,338,998
ANSYS, Inc. (a)	51,584	17,907,902
Autodesk, Inc. (a)	115,286	30,022,780
Cadence Design Systems, Inc. (a)	281,858	87,736,758
Fair Isaac Corp. (a)	25,636	32,035,002
Fortinet, Inc. (a)	660,210	45,098,945
Intuit, Inc.	290,071	188,546,150
Microsoft Corp.	7,698,860	3,239,064,379
Oracle Corp.	1,649,435	207,185,530
Palo Alto Networks, Inc. (a)	326,732	92,834,363
PTC, Inc. (a)	74,207	14,020,671
Roper Technologies, Inc.	47,586	26,688,132
Salesforce, Inc.	1,002,952	302,069,083
ServiceNow, Inc. (a)	212,430	161,956,632
Synopsys, Inc. (a)	158,002	90,298,143
Tyler Technologies, Inc. (a)	43,630	18,543,186
		4,790,346,654
SPECIALIZED REITs — 0.5%
American Tower Corp. REIT	198,005	39,123,808
Digital Realty Trust, Inc. REIT	129,162	18,604,495
Equinix, Inc. REIT	45,786	37,788,559
Iron Mountain, Inc. REIT	155,014	12,433,673
Public Storage REIT	69,082	20,037,925
SBA Communications Corp. REIT	45,063	9,765,152
		137,753,612
SPECIALTY RETAIL — 1.6%
AutoZone, Inc. (a)	12,336	38,878,755
Home Depot, Inc.	381,501	146,343,784
O'Reilly Automotive, Inc. (a)	44,740	50,506,091
Ross Stores, Inc.	348,826	51,193,704

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
TJX Cos., Inc.	767,534	$77,843,298
Tractor Supply Co.	47,286	12,375,692
Ulta Beauty, Inc. (a)	33,230	17,375,302
		394,516,626
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 10.6%
Apple, Inc.	15,039,829	2,579,029,877
NetApp, Inc.	78,976	8,290,111
Seagate Technology Holdings PLC (c)	82,976	7,720,917
Super Micro Computer, Inc. (a)	50,418	50,923,692
		2,645,964,597
TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Deckers Outdoor Corp. (a)	26,580	25,018,691
Lululemon Athletica, Inc. (a)	119,002	46,488,131
NIKE, Inc. Class B	542,342	50,969,301
Ralph Lauren Corp. (c)	22,194	4,167,146
		126,643,269
TOBACCO — 0.2%
Philip Morris International, Inc.	595,394	54,549,998
TRADING COMPANIES & DISTRIBUTORS — 0.4%
Fastenal Co.	297,352	22,937,733
United Rentals, Inc.	69,580	50,174,834
WW Grainger, Inc.	34,305	34,898,477
		108,011,044
TOTAL COMMON STOCKS (Cost $18,709,905,478)		24,911,292,111
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (d) (e)	14,651,819	14,656,214
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (f) (g)	18,006,672	$18,006,672
TOTAL SHORT-TERM INVESTMENTS (Cost $32,662,886)		32,662,886
TOTAL INVESTMENTS — 100.0% (Cost $18,742,568,364)		24,943,954,997
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (b)		(8,996,244)
NET ASSETS — 100.0%		$24,934,958,753
(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	All or a portion of the shares of the security are on loan at March 31, 2024.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2024.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$24,911,292,111	$—	$—	$24,911,292,111
Short-Term Investments	32,662,886	—	—	32,662,886
TOTAL INVESTMENTS	$24,943,954,997	$—	$—	$24,943,954,997
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	8,291,050	$8,292,708	$297,166,237	$290,801,222	$(1,227)	$(282)	14,651,819	$14,656,214	$441,715
State Street Navigator Securities Lending Portfolio II	—	—	1,054,291,475	1,036,284,803	—	—	18,006,672	18,006,672	217,858
Total		$8,292,708	$1,351,457,712	$1,327,086,025	$(1,227)	$(282)		$32,662,886	$659,573
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 HIGH DIVIDEND ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.2%
AIR FREIGHT & LOGISTICS — 1.2%
United Parcel Service, Inc. Class B	543,000	$80,706,090
AUTOMOBILES — 1.5%
Ford Motor Co.	7,708,841	102,373,408
BANKS — 15.6%
Citigroup, Inc.	1,596,474	100,961,016
Citizens Financial Group, Inc.	2,524,589	91,617,335
Comerica, Inc.	1,545,131	84,966,754
Fifth Third Bancorp	2,450,419	91,180,091
Huntington Bancshares, Inc.	6,500,719	90,685,030
KeyCorp	5,888,453	93,096,442
M&T Bank Corp.	595,969	86,677,731
Morgan Stanley	970,960	91,425,594
PNC Financial Services Group, Inc.	566,024	91,469,478
Regions Financial Corp.	4,417,065	92,935,047
Truist Financial Corp.	2,264,394	88,266,078
U.S. Bancorp	2,001,617	89,472,280
		1,092,752,876
BIOTECHNOLOGY — 2.5%
AbbVie, Inc.	517,743	94,281,000
Gilead Sciences, Inc.	1,069,182	78,317,582
		172,598,582
CAPITAL MARKETS — 3.9%
Franklin Resources, Inc.	3,163,318	88,920,869
Invesco Ltd.	5,374,766	89,167,368
T Rowe Price Group, Inc.	774,783	94,461,543
		272,549,780
CHEMICALS — 2.7%
Dow, Inc.	1,601,552	92,777,907
LyondellBasell Industries NV Class A	910,207	93,095,972
		185,873,879
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.2%
Walgreens Boots Alliance, Inc.	3,801,016	82,444,037
CONTAINERS & PACKAGING — 2.6%
Amcor PLC	9,133,048	86,855,286
International Paper Co.	2,350,186	91,704,258
		178,559,544
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.5%
AT&T, Inc.	5,097,640	89,718,464
Verizon Communications, Inc.	2,059,783	86,428,495
		176,146,959
ELECTRIC UTILITIES — 13.2%
American Electric Power Co., Inc.	1,104,451	95,093,231
Duke Energy Corp.	899,373	86,978,363
Edison International	1,304,513	92,268,204
Entergy Corp.	874,812	92,450,132
Security Description	Shares	Value
Evergy, Inc.	1,723,025	$91,975,075
Eversource Energy	1,599,443	95,598,708
Exelon Corp.	2,494,989	93,736,737
FirstEnergy Corp.	2,364,524	91,317,917
Pinnacle West Capital Corp. (a)	1,246,774	93,171,421
Southern Co.	1,246,712	89,439,119
		922,028,907
FOOD PRODUCTS — 3.7%
Conagra Brands, Inc.	2,891,152	85,693,745
Kellanova	1,590,246	91,105,193
Kraft Heinz Co.	2,309,274	85,212,211
		262,011,149
HEALTH CARE REITs — 2.3%
Healthpeak Properties, Inc. REIT	4,444,810	83,340,188
Ventas, Inc. REIT	1,788,210	77,858,663
		161,198,851
HOTEL & RESORT REITs — 1.3%
Host Hotels & Resorts, Inc. REIT	4,369,413	90,359,461
INDUSTRIAL CONGLOMERATES — 1.4%
3M Co.	911,897	96,724,915
INSURANCE — 1.4%
Prudential Financial, Inc.	811,413	95,259,886
IT SERVICES — 1.3%
International Business Machines Corp.	488,910	93,362,254
LEISURE EQUIPMENT & PRODUCTS — 1.4%
Hasbro, Inc.	1,766,974	99,869,370
MULTI-UTILITIES — 4.0%
Dominion Energy, Inc.	1,925,886	94,734,332
Public Service Enterprise Group, Inc.	1,492,239	99,651,720
WEC Energy Group, Inc.	1,075,472	88,317,761
		282,703,813
OFFICE REITs — 2.4%
Alexandria Real Estate Equities, Inc. REIT	704,020	90,755,218
Boston Properties, Inc. REIT	1,206,796	78,815,847
		169,571,065
OIL, GAS & CONSUMABLE FUELS — 5.5%
Chevron Corp.	586,690	92,544,481
Kinder Morgan, Inc.	5,034,241	92,327,980
ONEOK, Inc.	1,234,848	98,997,764
Williams Cos., Inc.	2,498,596	97,370,286
		381,240,511
PHARMACEUTICALS — 3.7%
Bristol-Myers Squibb Co.	1,692,492	91,783,841
Pfizer, Inc.	3,001,402	83,288,906
Viatris, Inc.	7,255,018	86,624,915
		261,697,662

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 HIGH DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
RESIDENTIAL REITs — 6.2%
Camden Property Trust REIT	871,341	$85,739,954
Equity Residential REIT	1,447,040	91,322,695
Essex Property Trust, Inc. REIT	362,306	88,696,132
Mid-America Apartment Communities, Inc. REIT	634,257	83,455,536
UDR, Inc. REIT	2,316,227	86,650,052
		435,864,369
RETAIL REITs — 6.1%
Federal Realty Investment Trust REIT	839,963	85,777,022
Kimco Realty Corp. REIT	4,207,305	82,505,251
Realty Income Corp. REIT	1,546,247	83,651,963
Regency Centers Corp. REIT	1,366,765	82,771,288
Simon Property Group, Inc. REIT	600,904	94,035,467
		428,740,991
SPECIALIZED REITs — 7.6%
Crown Castle, Inc. REIT	805,525	85,248,711
Digital Realty Trust, Inc. REIT	616,466	88,795,763
Extra Space Storage, Inc. REIT	578,791	85,082,277
Iron Mountain, Inc. REIT	1,268,882	101,777,025
Public Storage REIT	294,524	85,429,631
VICI Properties, Inc. REIT	2,802,496	83,486,356
		529,819,763
SPECIALTY RETAIL — 1.4%
Best Buy Co., Inc. (a)	1,159,525	95,115,836
TOBACCO — 2.6%
Altria Group, Inc.	2,129,456	92,886,871
Philip Morris International, Inc.	935,645	85,723,795
		178,610,666
TOTAL COMMON STOCKS (Cost $7,150,738,238)		6,928,184,624
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.8%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (b) (c)	35,609,457	$35,620,140
State Street Navigator Securities Lending Portfolio II (d) (e)	22,307,441	22,307,441
TOTAL SHORT-TERM INVESTMENTS (Cost $57,927,258)		57,927,581
TOTAL INVESTMENTS — 100.0% (Cost $7,208,665,496)		6,986,112,205
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (f)		(2,365,877)
NET ASSETS — 100.0%		$6,983,746,328
(a)	All or a portion of the shares of the security are on loan at March 31, 2024.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2024.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.
(f)	Amount is less than 0.05% of net assets.
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 HIGH DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

At  March 31, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	183	06/21/2024	$47,534,602	$48,572,775	$1,038,173

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$6,928,184,624	$—	$—	$6,928,184,624
Short-Term Investments	57,927,581	—	—	57,927,581
TOTAL INVESTMENTS	$6,986,112,205	$—	$—	$6,986,112,205
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$1,038,173	$—	$—	$1,038,173
TOTAL OTHER FINANCIAL INSTRUMENTS:	$1,038,173	$—	$—	$1,038,173

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	24,740,296	$24,745,244	$472,112,397	$461,241,799	$4,612	$(314)	35,609,457	$35,620,140	$1,313,224
State Street Navigator Securities Lending Portfolio II	57,337,305	57,337,305	1,027,387,237	1,062,417,101	—	—	22,307,441	22,307,441	69,152
Total		$82,082,549	$1,499,499,634	$1,523,658,900	$4,612	$(314)		$57,927,581	$1,382,376
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.5%
Boeing Co. (a)	342,806	$66,158,130
General Dynamics Corp.	242,625	68,539,136
Howmet Aerospace, Inc.	176,001	12,043,749
Huntington Ingalls Industries, Inc.	42,508	12,389,807
L3Harris Technologies, Inc.	202,504	43,153,602
Lockheed Martin Corp.	229,830	104,542,772
Northrop Grumman Corp.	150,529	72,052,211
RTX Corp.	1,417,705	138,268,769
Textron, Inc.	209,517	20,098,966
		537,247,142
AIR FREIGHT & LOGISTICS — 1.0%
CH Robinson Worldwide, Inc.	123,708	9,419,127
Expeditors International of Washington, Inc.	98,003	11,914,225
FedEx Corp.	245,378	71,095,822
United Parcel Service, Inc. Class B	772,383	114,799,285
		207,228,459
AIRLINES — 0.3%
American Airlines Group, Inc. (a) (b)	700,026	10,745,399
Delta Air Lines, Inc.	302,779	14,494,031
Southwest Airlines Co. (b)	636,810	18,588,484
United Airlines Holdings, Inc. (a)	350,459	16,779,977
		60,607,891
AUTO COMPONENTS — 0.1%
Aptiv PLC (a)	297,842	23,723,115
BorgWarner, Inc.	249,219	8,657,868
		32,380,983
AUTOMOBILES — 0.5%
Ford Motor Co.	4,165,877	55,322,846
General Motors Co.	1,232,248	55,882,447
		111,205,293
BANKS — 9.1%
Bank of America Corp.	7,355,264	278,911,611
Bank of New York Mellon Corp.	810,532	46,702,854
Citigroup, Inc.	2,033,483	128,597,465
Citizens Financial Group, Inc.	498,226	18,080,622
Comerica, Inc.	139,864	7,691,121
Fifth Third Bancorp	726,098	27,018,107
Goldman Sachs Group, Inc.	348,433	145,536,980
Huntington Bancshares, Inc.	1,546,620	21,575,349
JPMorgan Chase & Co.	3,088,257	618,577,877
KeyCorp	1,000,753	15,821,905
M&T Bank Corp.	176,942	25,734,444
Morgan Stanley	1,338,638	126,046,154
Northern Trust Corp.	218,960	19,469,923
PNC Financial Services Group, Inc.	425,233	68,717,653
Regions Financial Corp.	993,533	20,903,934
Security Description	Shares	Value
State Street Corp. (c)	322,309	$24,920,932
Truist Financial Corp.	1,423,853	55,501,790
U.S. Bancorp	1,662,040	74,293,188
Wells Fargo & Co.	3,844,846	222,847,274
		1,946,949,183
BEVERAGES — 2.1%
Brown-Forman Corp. Class B	193,052	9,965,344
Coca-Cola Co.	2,535,976	155,151,012
Constellation Brands, Inc. Class A	172,262	46,813,921
Keurig Dr Pepper, Inc.	1,111,708	34,096,084
Molson Coors Beverage Co. Class B	198,026	13,317,249
Monster Beverage Corp. (a)	315,666	18,712,680
PepsiCo, Inc.	939,785	164,471,773
		442,528,063
BIOTECHNOLOGY — 3.0%
AbbVie, Inc.	1,188,307	216,390,705
Amgen, Inc.	571,606	162,519,018
Biogen, Inc. (a)	154,878	33,396,343
Gilead Sciences, Inc.	1,330,687	97,472,823
Incyte Corp. (a)	198,914	11,332,130
Moderna, Inc. (a)	354,752	37,802,373
Regeneron Pharmaceuticals, Inc. (a)	45,090	43,398,674
Vertex Pharmaceuticals, Inc. (a)	99,116	41,431,479
		643,743,545
BROADLINE RETAIL — 0.2%
eBay, Inc.	553,417	29,209,349
Etsy, Inc. (a)	71,065	4,883,587
		34,092,936
BUILDING PRODUCTS — 0.5%
A O Smith Corp.	48,207	4,312,598
Allegion PLC	57,760	7,780,850
Carrier Global Corp.	465,197	27,041,902
Johnson Controls International PLC	726,955	47,484,700
Masco Corp.	109,493	8,636,808
Trane Technologies PLC	75,582	22,689,716
		117,946,574
CAPITAL MARKETS — 3.2%
Ameriprise Financial, Inc.	50,308	22,057,040
BlackRock, Inc.	149,392	124,548,111
Blackstone, Inc. (b)	215,450	28,303,667
Cboe Global Markets, Inc.	40,255	7,396,051
Charles Schwab Corp.	1,589,307	114,970,468
CME Group, Inc.	245,997	52,960,694
FactSet Research Systems, Inc.	21,641	9,833,454
Franklin Resources, Inc.	320,435	9,007,428
Intercontinental Exchange, Inc.	611,971	84,103,175
Invesco Ltd.	476,724	7,908,851
MarketAxess Holdings, Inc.	40,613	8,904,400
Moody's Corp.	88,903	34,941,546

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
MSCI, Inc.	36,231	$20,305,664
Nasdaq, Inc.	405,539	25,589,511
Raymond James Financial, Inc.	200,472	25,744,614
S&P Global, Inc.	192,023	81,696,185
T Rowe Price Group, Inc.	239,545	29,205,326
		687,476,185
CHEMICALS — 2.4%
Air Products & Chemicals, Inc.	237,604	57,564,321
Albemarle Corp. (b)	125,370	16,516,244
CF Industries Holdings, Inc.	93,198	7,755,005
Corteva, Inc.	751,094	43,315,591
Dow, Inc.	749,475	43,417,087
DuPont de Nemours, Inc.	458,318	35,139,241
Eastman Chemical Co.	125,193	12,546,842
Ecolab, Inc.	132,545	30,604,640
FMC Corp.	132,288	8,426,746
International Flavors & Fragrances, Inc.	272,227	23,408,800
Linde PLC	248,499	115,383,056
LyondellBasell Industries NV Class A	273,181	27,940,953
Mosaic Co.	350,038	11,362,233
PPG Industries, Inc.	251,279	36,410,327
Sherwin-Williams Co.	125,920	43,735,794
		513,526,880
COMMERCIAL SERVICES & SUPPLIES — 0.6%
Cintas Corp.	41,503	28,513,806
Republic Services, Inc.	93,983	17,992,106
Rollins, Inc.	169,660	7,850,168
Veralto Corp.	234,191	20,763,374
Waste Management, Inc.	207,528	44,234,593
		119,354,047
COMMUNICATIONS EQUIPMENT — 1.2%
Cisco Systems, Inc.	4,341,269	216,672,736
F5, Inc. (a)	62,709	11,888,999
Juniper Networks, Inc.	345,030	12,786,812
Motorola Solutions, Inc.	74,373	26,400,927
		267,749,474
CONSTRUCTION & ENGINEERING — 0.1%
Quanta Services, Inc.	48,308	12,550,418
CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	22,573	13,858,468
Vulcan Materials Co.	51,181	13,968,318
		27,826,786
CONSUMER FINANCE — 0.6%
American Express Co.	183,057	41,680,248
Capital One Financial Corp.	406,703	60,554,010
Discover Financial Services	122,961	16,118,958
Synchrony Financial	434,309	18,727,404
		137,080,620
CONSUMER STAPLES DISTRIBUTION & RETAIL — 3.4%
Costco Wholesale Corp.	274,989	201,465,191
Security Description	Shares	Value
Dollar General Corp.	233,991	$36,516,635
Dollar Tree, Inc. (a)	220,968	29,421,889
Kroger Co.	707,750	40,433,758
Sysco Corp.	531,412	43,140,026
Target Corp.	492,748	87,319,873
Walgreens Boots Alliance, Inc.	766,077	16,616,210
Walmart, Inc.	4,573,027	275,159,035
		730,072,617
CONTAINERS & PACKAGING — 0.5%
Amcor PLC	1,544,860	14,691,618
Avery Dennison Corp.	86,042	19,208,876
Ball Corp.	336,799	22,686,781
International Paper Co.	369,897	14,433,381
Packaging Corp. of America	94,906	18,011,261
Westrock Co.	274,593	13,578,624
		102,610,541
DISTRIBUTORS — 0.2%
Genuine Parts Co.	149,633	23,182,641
LKQ Corp.	286,174	15,284,553
Pool Corp. (b)	17,656	7,124,196
		45,591,390
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.5%
AT&T, Inc.	7,639,640	134,457,664
Verizon Communications, Inc.	4,488,793	188,349,754
		322,807,418
ELECTRIC UTILITIES — 3.1%
Alliant Energy Corp.	272,739	13,746,046
American Electric Power Co., Inc.	561,624	48,355,826
Constellation Energy Corp.	187,335	34,628,875
Duke Energy Corp.	823,977	79,686,816
Edison International	408,592	28,899,712
Entergy Corp.	225,488	23,829,572
Evergy, Inc.	245,936	13,128,064
Eversource Energy	372,548	22,267,194
Exelon Corp.	1,064,444	39,991,161
FirstEnergy Corp.	550,942	21,277,380
NextEra Energy, Inc.	2,192,207	140,103,949
NRG Energy, Inc.	241,494	16,346,729
PG&E Corp.	2,281,486	38,237,705
Pinnacle West Capital Corp. (b)	120,228	8,984,638
PPL Corp.	786,163	21,643,067
Southern Co.	1,164,028	83,507,369
Xcel Energy, Inc.	588,129	31,611,934
		666,246,037
ELECTRICAL EQUIPMENT — 0.8%
AMETEK, Inc.	128,190	23,445,951
Eaton Corp. PLC	162,081	50,679,487
Emerson Electric Co.	611,010	69,300,754
Generac Holdings, Inc. (a)	25,407	3,204,839
Rockwell Automation, Inc.	63,738	18,568,792
		165,199,823

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.0%
Amphenol Corp. Class A	281,394	$32,458,798
CDW Corp.	82,985	21,225,903
Corning, Inc.	818,738	26,985,604
Hubbell, Inc.	31,072	12,896,434
Jabil, Inc.	62,426	8,361,963
Keysight Technologies, Inc. (a)	186,496	29,164,244
TE Connectivity Ltd.	201,047	29,200,066
Teledyne Technologies, Inc. (a)	50,286	21,588,786
Trimble, Inc. (a)	265,936	17,115,641
Zebra Technologies Corp. Class A (a)	54,906	16,550,865
		215,548,304
ENERGY EQUIPMENT & SERVICES — 0.7%
Baker Hughes Co.	1,072,251	35,920,408
Halliburton Co.	953,790	37,598,402
Schlumberger NV	1,524,715	83,569,629
		157,088,439
ENTERTAINMENT — 1.4%
Electronic Arts, Inc.	146,191	19,395,160
Take-Two Interactive Software, Inc. (a)	84,554	12,555,423
Walt Disney Co.	1,959,657	239,783,631
Warner Bros Discovery, Inc. (a)	2,365,509	20,650,894
		292,385,108
FINANCIAL SERVICES — 6.2%
Berkshire Hathaway, Inc. Class B (a)	1,943,538	817,296,600
Fidelity National Information Services, Inc.	633,039	46,958,833
Fiserv, Inc. (a)	307,780	49,189,400
Global Payments, Inc.	277,678	37,114,441
Jack Henry & Associates, Inc.	77,962	13,544,338
Mastercard, Inc. Class A	246,622	118,765,757
PayPal Holdings, Inc. (a)	1,143,984	76,635,488
Visa, Inc. Class A (b)	574,511	160,334,530
		1,319,839,387
FOOD PRODUCTS — 1.5%
Archer-Daniels-Midland Co.	570,405	35,827,138
Bunge Global SA (b)	155,321	15,923,509
Campbell Soup Co.	210,522	9,357,703
Conagra Brands, Inc.	510,776	15,139,401
General Mills, Inc.	606,156	42,412,735
Hershey Co.	99,216	19,297,512
Hormel Foods Corp.	310,794	10,843,603
J M Smucker Co.	113,478	14,283,476
Kellanova	281,855	16,147,473
Kraft Heinz Co.	850,008	31,365,295
Lamb Weston Holdings, Inc.	52,208	5,561,718
McCormick & Co., Inc.	268,534	20,626,097
Mondelez International, Inc. Class A	833,666	58,356,620
Security Description	Shares	Value
Tyson Foods, Inc. Class A	304,713	$17,895,794
		313,038,074
GAS UTILITIES — 0.1%
Atmos Energy Corp.	161,507	19,198,337
GROUND TRANSPORTATION — 1.0%
CSX Corp.	1,056,573	39,167,161
JB Hunt Transport Services, Inc.	87,080	17,350,690
Norfolk Southern Corp.	241,337	61,509,561
Union Pacific Corp.	358,421	88,146,477
		206,173,889
HEALTH CARE EQUIPMENT & SUPPLIES — 3.9%
Abbott Laboratories	1,854,761	210,812,135
Align Technology, Inc. (a)	34,381	11,274,218
Baxter International, Inc.	541,099	23,126,571
Becton Dickinson & Co.	308,418	76,318,034
Boston Scientific Corp. (a)	703,940	48,212,851
Cooper Cos., Inc.	123,244	12,504,336
Dentsply Sirona, Inc.	224,615	7,454,972
Dexcom, Inc. (a)	160,742	22,294,915
Edwards Lifesciences Corp. (a)	407,294	38,921,015
GE HealthCare Technologies, Inc.	452,857	41,169,230
Hologic, Inc. (a)	250,536	19,531,787
IDEXX Laboratories, Inc. (a)	39,170	21,149,058
Insulet Corp. (a)	45,890	7,865,546
Intuitive Surgical, Inc. (a)	127,889	51,039,221
Medtronic PLC	1,419,939	123,747,684
ResMed, Inc.	156,806	31,052,292
STERIS PLC	46,548	10,464,921
Stryker Corp.	130,003	46,524,174
Teleflex, Inc.	50,320	11,380,874
Zimmer Biomet Holdings, Inc.	222,836	29,409,895
		844,253,729
HEALTH CARE PROVIDERS & SERVICES — 4.7%
Cardinal Health, Inc.	259,568	29,045,659
Cencora, Inc.	176,775	42,954,557
Centene Corp. (a)	570,800	44,796,384
Cigna Group	312,397	113,459,466
CVS Health Corp.	1,343,247	107,137,381
DaVita, Inc. (a)	25,682	3,545,400
Elevance Health, Inc.	250,927	130,115,687
HCA Healthcare, Inc.	109,771	36,611,922
Henry Schein, Inc. (a)	139,907	10,565,777
Humana, Inc.	130,492	45,244,186
Laboratory Corp. of America Holdings	90,664	19,806,457
McKesson Corp.	140,398	75,372,666
Molina Healthcare, Inc. (a)	25,654	10,539,433
Quest Diagnostics, Inc.	118,523	15,776,597
UnitedHealth Group, Inc.	612,613	303,059,651
Universal Health Services, Inc. Class B	65,394	11,931,789
		999,963,012

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
HEALTH CARE REITs — 0.4%
Healthpeak Properties, Inc. REIT	758,514	$14,222,137
Ventas, Inc. REIT	429,127	18,684,190
Welltower, Inc. REIT	590,924	55,215,939
		88,122,266
HOTEL & RESORT REITs — 0.0% (d)
Host Hotels & Resorts, Inc. REIT	299,149	6,186,401
HOTELS, RESTAURANTS & LEISURE — 1.3%
Airbnb, Inc. Class A (a)	232,844	38,409,946
Caesars Entertainment, Inc. (a)	96,087	4,202,845
Carnival Corp. (a)	309,885	5,063,521
Darden Restaurants, Inc.	61,919	10,349,761
Domino's Pizza, Inc.	22,500	11,179,800
Las Vegas Sands Corp.	152,704	7,894,797
McDonald's Corp.	434,067	122,385,191
MGM Resorts International (a)	92,715	4,377,075
Starbucks Corp.	495,481	45,282,009
Yum! Brands, Inc.	161,637	22,410,970
		271,555,915
HOUSEHOLD DURABLES — 0.2%
Garmin Ltd.	75,523	11,243,109
Lennar Corp. Class A	116,132	19,972,381
Mohawk Industries, Inc. (a)	56,093	7,342,013
		38,557,503
HOUSEHOLD PRODUCTS — 1.8%
Church & Dwight Co., Inc.	142,186	14,831,422
Clorox Co.	132,557	20,295,802
Colgate-Palmolive Co.	536,629	48,323,441
Kimberly-Clark Corp.	359,636	46,518,917
Procter & Gamble Co.	1,533,446	248,801,613
		378,771,195
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	715,928	12,836,589
INDUSTRIAL CONGLOMERATES — 1.5%
3M Co.	589,659	62,545,130
General Electric Co.	662,549	116,297,226
Honeywell International, Inc.	703,957	144,487,174
		323,329,530
INDUSTRIAL REITs — 0.6%
Prologis, Inc. REIT	986,617	128,477,266
INSURANCE — 3.6%
Aflac, Inc.	561,879	48,242,931
Allstate Corp.	280,672	48,559,063
American International Group, Inc.	749,570	58,593,887
Aon PLC Class A	104,556	34,892,428
Arthur J Gallagher & Co.	113,682	28,425,047
Assurant, Inc.	55,432	10,434,520
Brown & Brown, Inc.	55,140	4,826,956
Chubb Ltd.	432,605	112,100,934
Cincinnati Financial Corp.	167,573	20,807,539
Security Description	Shares	Value
Everest Group Ltd.	46,450	$18,463,875
Globe Life, Inc.	91,728	10,674,387
Hartford Financial Services Group, Inc.	318,648	32,836,676
Loews Corp.	195,720	15,322,919
Marsh & McLennan Cos., Inc.	252,822	52,076,275
MetLife, Inc.	655,298	48,564,135
Principal Financial Group, Inc.	234,299	20,222,347
Progressive Corp.	312,471	64,625,252
Prudential Financial, Inc.	385,784	45,291,042
Travelers Cos., Inc.	243,582	56,057,961
W R Berkley Corp.	217,750	19,257,810
Willis Towers Watson PLC	109,506	30,114,150
		780,390,134
INTERACTIVE MEDIA & SERVICES — 0.0% (d)
Match Group, Inc. (a)	291,026	10,558,423
IT SERVICES — 1.7%
Accenture PLC Class A	307,833	106,697,996
Akamai Technologies, Inc. (a)	84,806	9,223,501
Cognizant Technology Solutions Corp. Class A	531,525	38,955,467
EPAM Systems, Inc. (a)	37,128	10,253,268
International Business Machines Corp.	977,598	186,682,114
VeriSign, Inc. (a)	49,550	9,390,221
		361,202,567
LEISURE EQUIPMENT & PRODUCTS — 0.0% (d)
Hasbro, Inc.	138,232	7,812,873
LIFE SCIENCES TOOLS & SERVICES — 2.4%
Agilent Technologies, Inc.	312,474	45,468,092
Bio-Rad Laboratories, Inc. Class A (a)	22,247	7,694,570
Bio-Techne Corp.	169,357	11,921,039
Charles River Laboratories International, Inc. (a)	54,914	14,878,948
Danaher Corp.	702,581	175,448,527
Illumina, Inc. (a)	169,386	23,260,086
IQVIA Holdings, Inc. (a)	121,066	30,616,381
Mettler-Toledo International, Inc. (a)	14,207	18,913,637
Revvity, Inc.	131,948	13,854,540
Thermo Fisher Scientific, Inc.	255,940	148,754,887
Waters Corp. (a)	39,890	13,731,335
		504,542,042
MACHINERY — 2.1%
Caterpillar, Inc.	228,262	83,642,045
Cummins, Inc.	146,181	43,072,232
Deere & Co.	119,552	49,104,788
Dover Corp.	149,211	26,438,697
IDEX Corp.	80,834	19,725,113
Illinois Tool Works, Inc.	156,735	42,056,703
Ingersoll Rand, Inc.	98,759	9,377,167
Nordson Corp.	57,907	15,897,788
Otis Worldwide Corp.	263,982	26,205,493

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
PACCAR, Inc.	150,879	$18,692,399
Parker-Hannifin Corp.	30,323	16,853,220
Pentair PLC	52,618	4,495,682
Snap-on, Inc.	31,150	9,227,253
Stanley Black & Decker, Inc.	163,837	16,044,557
Westinghouse Air Brake Technologies Corp.	191,064	27,834,203
Xylem, Inc.	256,982	33,212,354
		441,879,694
MEDIA — 1.2%
Charter Communications, Inc. Class A (a) (b)	56,903	16,537,719
Comcast Corp. Class A	4,233,397	183,517,760
Fox Corp. Class A	255,472	7,988,609
Fox Corp. Class B	139,869	4,003,051
Interpublic Group of Cos., Inc.	409,442	13,360,092
News Corp. Class A	407,831	10,677,016
News Corp. Class B	121,747	3,294,474
Omnicom Group, Inc. (b)	211,430	20,457,967
Paramount Global Class B	511,528	6,020,684
		265,857,372
METALS & MINING — 0.5%
Freeport-McMoRan, Inc.	764,328	35,938,703
Newmont Corp.	1,231,674	44,143,196
Nucor Corp.	97,198	19,235,484
Steel Dynamics, Inc.	59,626	8,838,362
		108,155,745
MULTI-UTILITIES — 1.3%
Ameren Corp.	280,834	20,770,483
CenterPoint Energy, Inc.	674,255	19,209,525
CMS Energy Corp.	315,245	19,021,883
Consolidated Edison, Inc.	367,914	33,410,270
Dominion Energy, Inc.	894,108	43,981,173
DTE Energy Co.	219,812	24,649,718
NiSource, Inc.	442,446	12,238,056
Public Service Enterprise Group, Inc.	531,110	35,467,526
Sempra	671,999	48,269,688
WEC Energy Group, Inc.	336,316	27,618,270
		284,636,592
OFFICE REITs — 0.1%
Alexandria Real Estate Equities, Inc. REIT	168,505	21,721,979
Boston Properties, Inc. REIT	153,132	10,001,051
		31,723,030
OIL, GAS & CONSUMABLE FUELS — 5.9%
Chevron Corp.	1,852,897	292,275,973
ConocoPhillips	389,828	49,617,308
Coterra Energy, Inc.	271,176	7,560,387
Devon Energy Corp.	682,940	34,269,929
EOG Resources, Inc.	211,450	27,031,768
EQT Corp.	439,523	16,293,118
Exxon Mobil Corp.	4,241,989	493,088,801
Security Description	Shares	Value
Kinder Morgan, Inc.	2,061,104	$37,800,647
Marathon Oil Corp.	291,617	8,264,426
Marathon Petroleum Corp.	176,778	35,620,767
Occidental Petroleum Corp.	702,513	45,656,320
ONEOK, Inc.	236,504	18,960,526
Phillips 66	459,007	74,974,203
Pioneer Natural Resources Co.	124,970	32,804,625
Valero Energy Corp.	363,767	62,091,389
Williams Cos., Inc.	791,094	30,828,933
		1,267,139,120
PERSONAL CARE PRODUCTS — 0.4%
Estee Lauder Cos., Inc. Class A	249,118	38,401,540
Kenvue, Inc.	1,842,961	39,549,943
		77,951,483
PHARMACEUTICALS — 4.5%
Bristol-Myers Squibb Co.	2,172,922	117,837,560
Catalent, Inc. (a)	193,197	10,905,971
Johnson & Johnson	2,571,546	406,792,862
Merck & Co., Inc.	1,624,341	214,331,795
Pfizer, Inc.	6,032,716	167,407,869
Viatris, Inc.	1,281,978	15,306,817
Zoetis, Inc.	220,724	37,348,708
		969,931,582
PROFESSIONAL SERVICES — 0.9%
Automatic Data Processing, Inc.	267,658	66,844,909
Broadridge Financial Solutions, Inc.	54,271	11,117,957
Dayforce, Inc. (a) (b)	74,413	4,926,885
Equifax, Inc.	80,153	21,442,531
Jacobs Solutions, Inc.	134,501	20,676,839
Leidos Holdings, Inc.	146,926	19,260,529
Paychex, Inc.	205,700	25,259,960
Paycom Software, Inc.	29,654	5,901,442
Robert Half, Inc.	112,310	8,903,937
Verisk Analytics, Inc.	69,708	16,432,267
		200,767,256
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
CBRE Group, Inc. Class A (a)	317,443	30,868,158
CoStar Group, Inc. (a)	248,222	23,978,245
		54,846,403
RESIDENTIAL REITs — 0.6%
AvalonBay Communities, Inc. REIT	151,365	28,087,290
Camden Property Trust REIT	114,416	11,258,534
Equity Residential REIT	368,544	23,258,812
Essex Property Trust, Inc. REIT	68,573	16,787,356
Invitation Homes, Inc. REIT	613,502	21,846,806
Mid-America Apartment Communities, Inc. REIT	124,617	16,397,105
UDR, Inc. REIT	323,912	12,117,548
		129,753,451

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
RETAIL REITs — 0.5%
Federal Realty Investment Trust REIT	77,877	$7,952,799
Kimco Realty Corp. REIT	710,789	13,938,572
Realty Income Corp. REIT	888,491	48,067,363
Regency Centers Corp. REIT	175,945	10,655,229
Simon Property Group, Inc. REIT	219,068	34,281,952
		114,895,915
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.4%
Analog Devices, Inc.	217,007	42,921,815
Enphase Energy, Inc. (a)	92,198	11,154,114
First Solar, Inc. (a)	114,134	19,265,819
Intel Corp.	4,517,063	199,518,673
Microchip Technology, Inc.	236,544	21,220,362
Micron Technology, Inc.	1,179,535	139,055,381
NXP Semiconductors NV	68,880	17,066,398
ON Semiconductor Corp. (a)	257,240	18,920,002
Qorvo, Inc. (a)	104,242	11,970,109
QUALCOMM, Inc.	572,406	96,908,336
Skyworks Solutions, Inc.	171,537	18,580,888
Teradyne, Inc.	163,317	18,427,057
Texas Instruments, Inc.	612,126	106,638,470
		721,647,424
SOFTWARE — 0.5%
ANSYS, Inc. (a)	39,983	13,880,498
Autodesk, Inc. (a)	109,383	28,485,521
Gen Digital, Inc.	602,746	13,501,510
PTC, Inc. (a)	51,308	9,694,134
Roper Technologies, Inc.	65,116	36,519,658
		102,081,321
SPECIALIZED REITs — 1.5%
American Tower Corp. REIT	293,550	58,002,545
Crown Castle, Inc. REIT	463,351	49,036,436
Digital Realty Trust, Inc. REIT	190,485	27,437,459
Equinix, Inc. REIT	53,182	43,892,700
Extra Space Storage, Inc. REIT	225,204	33,104,988
Iron Mountain, Inc. REIT	153,193	12,287,611
Public Storage REIT	97,888	28,393,393
SBA Communications Corp. REIT	69,137	14,981,988
VICI Properties, Inc. REIT	1,102,623	32,847,139
Weyerhaeuser Co. REIT	778,283	27,948,143
		327,932,402
SPECIALTY RETAIL — 2.6%
AutoZone, Inc. (a)	5,718	18,021,135
Bath & Body Works, Inc.	243,391	12,174,418
Best Buy Co., Inc.	204,643	16,786,865
CarMax, Inc. (a) (b)	169,879	14,798,160
Home Depot, Inc.	669,875	256,964,050
Lowe's Cos., Inc.	614,509	156,533,877
O'Reilly Automotive, Inc. (a)	17,036	19,231,599
TJX Cos., Inc.	425,774	43,181,999
Tractor Supply Co. (b)	67,044	17,546,756
Security Description	Shares	Value
Ulta Beauty, Inc. (a)	17,636	$9,221,512
		564,460,371
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.5%
Hewlett Packard Enterprise Co.	1,390,958	24,661,685
HP, Inc.	932,840	28,190,425
NetApp, Inc.	138,532	14,541,704
Seagate Technology Holdings PLC	122,998	11,444,964
Western Digital Corp. (a)	346,505	23,645,501
		102,484,279
TEXTILES, APPAREL & LUXURY GOODS — 0.4%
NIKE, Inc. Class B	740,578	69,599,521
Ralph Lauren Corp.	19,005	3,568,379
Tapestry, Inc.	245,532	11,657,859
VF Corp. (b)	350,509	5,376,808
		90,202,567
TOBACCO — 0.8%
Altria Group, Inc.	1,882,374	82,109,154
Philip Morris International, Inc.	1,044,509	95,697,914
		177,807,068
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co.	305,175	23,541,200
WW Grainger, Inc.	11,818	12,022,451
		35,563,651
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	207,528	25,361,997
WIRELESS TELECOMMUNICATION SERVICES — 0.4%
T-Mobile U.S., Inc.	557,450	90,986,989
TOTAL COMMON STOCKS (Cost $19,375,179,330)		21,397,919,000
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (e) (f)	21,841,284	21,847,836
State Street Navigator Securities Lending Portfolio II (c) (g)	72,177,087	72,177,087
TOTAL SHORT-TERM INVESTMENTS (Cost $94,024,923)		94,024,923
TOTAL INVESTMENTS — 100.3% (Cost $19,469,204,253)		21,491,943,923
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(57,088,767)
NET ASSETS — 100.0%		$21,434,855,156
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2024.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2024.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$21,397,919,000	$—	$—	$21,397,919,000
Short-Term Investments	94,024,923	—	—	94,024,923
TOTAL INVESTMENTS	$21,491,943,923	$—	$—	$21,491,943,923

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Corp.	314,813	$23,038,015	$10,822,969	$10,519,009	$(605,972)	$2,184,929	322,309	$24,920,932	$664,731
State Street Institutional Liquid Reserves Fund, Premier Class	13,554,935	13,557,646	573,610,870	565,321,058	573	(195)	21,841,284	21,847,836	737,685
State Street Navigator Securities Lending Portfolio II	38,455,337	38,455,337	781,509,540	747,787,790	—	—	72,177,087	72,177,087	141,293
Total		$75,050,998	$1,365,943,379	$1,323,627,857	$(605,399)	$2,184,734		$118,945,855	$1,543,709
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.3%
AAR Corp. (a) (b)	293,835	$17,591,901
AeroVironment, Inc. (a)	248,217	38,046,702
Kaman Corp.	252,017	11,560,020
Mercury Systems, Inc. (a)	462,165	13,633,867
Moog, Inc. Class A	254,924	40,698,617
National Presto Industries, Inc.	47,786	4,004,467
Triumph Group, Inc. (a)	690,976	10,392,279
		135,927,853
AIR FREIGHT & LOGISTICS — 0.3%
Forward Air Corp.	271,619	8,450,067
Hub Group, Inc. Class A	552,677	23,886,700
		32,336,767
AIRLINES — 1.0%
Alaska Air Group, Inc. (a)	1,118,184	48,070,730
Allegiant Travel Co.	126,410	9,507,296
JetBlue Airways Corp. (a) (b)	2,952,025	21,904,026
SkyWest, Inc. (a)	362,699	25,055,247
Sun Country Airlines Holdings, Inc. (a)	348,837	5,263,950
		109,801,249
AUTO COMPONENTS — 1.4%
American Axle & Manufacturing Holdings, Inc. (a)	1,047,462	7,709,320
Dana, Inc.	1,136,182	14,429,512
Dorman Products, Inc. (a)	251,080	24,201,601
Gentherm, Inc. (a)	290,228	16,711,328
LCI Industries (b)	224,352	27,608,757
Patrick Industries, Inc.	184,304	22,018,799
Phinia, Inc.	413,092	15,875,126
Standard Motor Products, Inc.	170,814	5,730,810
XPEL, Inc. (a) (b)	190,508	10,291,242
		144,576,495
AUTOMOBILES — 0.2%
Winnebago Industries, Inc. (b)	258,742	19,146,908
BANKS — 8.5%
Ameris Bancorp	573,300	27,736,254
Atlantic Union Bankshares Corp.	664,579	23,466,285
Axos Financial, Inc. (a)	448,626	24,243,749
Banc of California, Inc.	1,227,035	18,663,202
BancFirst Corp.	130,071	11,450,150
Bancorp, Inc. (a)	474,886	15,889,686
Bank of Hawaii Corp. (b)	352,051	21,964,462
BankUnited, Inc.	658,371	18,434,388
Banner Corp.	303,785	14,581,680
Berkshire Hills Bancorp, Inc.	385,613	8,838,250
Brookline Bancorp, Inc.	791,421	7,882,553
Capitol Federal Financial, Inc.	1,094,697	6,524,394
Cathay General Bancorp (b)	643,705	24,351,360
Central Pacific Financial Corp.	246,796	4,874,221
City Holding Co. (b)	130,888	13,641,147
Community Bank System, Inc.	472,270	22,683,128
Security Description	Shares	Value
Customers Bancorp, Inc. (a)	253,832	$13,468,326
CVB Financial Corp.	1,172,276	20,913,404
Dime Community Bancshares, Inc.	312,180	6,012,587
Eagle Bancorp, Inc.	270,281	6,348,901
FB Financial Corp.	315,327	11,875,215
First BanCorp	1,492,086	26,171,189
First Bancorp/Southern Pines NC (b)	369,056	13,330,303
First Commonwealth Financial Corp.	899,995	12,527,930
First Financial Bancorp	842,270	18,883,693
First Hawaiian, Inc.	1,130,607	24,828,130
Fulton Financial Corp.	1,450,896	23,054,737
Hanmi Financial Corp.	264,837	4,216,205
Heritage Financial Corp.	307,193	5,956,472
Hilltop Holdings, Inc.	415,554	13,015,151
Hope Bancorp, Inc.	1,078,113	12,409,081
Independent Bank Corp.	379,616	19,747,624
Independent Bank Group, Inc.	317,688	14,502,457
Lakeland Financial Corp. (b)	224,984	14,920,939
National Bank Holdings Corp. Class A	339,050	12,229,534
NBT Bancorp, Inc. (b)	416,574	15,279,934
Northfield Bancorp, Inc.	360,490	3,503,963
Northwest Bancshares, Inc.	1,123,945	13,093,959
OFG Bancorp	416,438	15,329,083
Pacific Premier Bancorp, Inc.	849,125	20,379,000
Park National Corp. (b)	126,938	17,244,527
Pathward Financial, Inc.	225,231	11,369,661
Preferred Bank (b)	112,177	8,611,828
Provident Financial Services, Inc. (b)	677,849	9,876,260
Renasant Corp.	496,691	15,556,362
S&T Bancorp, Inc.	342,728	10,994,714
Seacoast Banking Corp. of Florida	746,579	18,955,641
ServisFirst Bancshares, Inc. (b)	434,174	28,811,787
Simmons First National Corp. Class A	1,108,644	21,574,212
Southside Bancshares, Inc. (b)	257,613	7,530,028
Stellar Bancorp, Inc.	420,352	10,239,775
Tompkins Financial Corp.	114,229	5,744,576
Triumph Financial, Inc. (a)	190,751	15,130,369
TrustCo Bank Corp.	173,843	4,895,419
Trustmark Corp.	540,211	15,185,331
United Community Banks, Inc. (b)	1,054,282	27,748,702
Veritex Holdings, Inc.	487,105	9,980,782
WaFd, Inc.	601,177	17,452,168
Westamerica BanCorp	239,260	11,695,029
WSFS Financial Corp.	536,256	24,206,596
		900,026,493
BEVERAGES — 0.2%
MGP Ingredients, Inc. (b)	140,433	12,095,494

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
National Beverage Corp. (a)	209,195	$9,928,395
		22,023,889
BIOTECHNOLOGY — 1.5%
Alkermes PLC (a)	1,479,857	40,059,729
Arcus Biosciences, Inc. (a) (b)	477,159	9,008,762
Catalyst Pharmaceuticals, Inc. (a)	1,001,114	15,957,757
Dynavax Technologies Corp. (a) (b)	1,143,454	14,190,264
Ironwood Pharmaceuticals, Inc. (a)	1,234,081	10,748,846
Myriad Genetics, Inc. (a)	783,741	16,709,358
REGENXBIO, Inc. (a)	357,044	7,522,917
Tobira Therapeutics, Inc. CVR (a)	740	3,352
Vericel Corp. (a)	422,618	21,984,588
Vir Biotechnology, Inc. (a) (b)	765,282	7,752,307
Xencor, Inc. (a) (b)	545,976	12,082,449
		156,020,329
BROADLINE RETAIL — 0.3%
Kohl's Corp. (b)	980,970	28,595,275
BUILDING PRODUCTS — 2.6%
AAON, Inc. (b)	598,065	52,689,527
American Woodmark Corp. (a)	141,764	14,411,728
Apogee Enterprises, Inc.	197,804	11,709,997
Armstrong World Industries, Inc.	391,792	48,668,402
AZZ, Inc.	224,944	17,390,421
Gibraltar Industries, Inc. (a)	269,493	21,702,271
Griffon Corp.	338,492	24,825,003
Hayward Holdings, Inc. (a) (b)	1,115,839	17,083,495
Insteel Industries, Inc. (b)	171,170	6,542,117
Masterbrand, Inc. (a)	1,122,590	21,037,337
Quanex Building Products Corp.	295,575	11,358,947
Resideo Technologies, Inc. (a)	1,294,818	29,029,820
		276,449,065
CAPITAL MARKETS — 1.9%
Artisan Partners Asset Management, Inc. Class A (b)	607,908	27,823,949
B Riley Financial, Inc. (b)	152,506	3,228,552
BGC Group, Inc. Class A	3,428,024	26,635,746
Brightsphere Investment Group, Inc. (b)	285,248	6,515,064
Donnelley Financial Solutions, Inc. (a)	218,914	13,574,857
Moelis & Co. Class A	590,887	33,544,655
Piper Sandler Cos.	134,740	26,744,543
PJT Partners, Inc. Class A (b)	197,457	18,612,297
StoneX Group, Inc. (a)	241,096	16,939,405
Virtus Investment Partners, Inc. (b)	59,744	14,815,317
WisdomTree, Inc. (b)	989,172	9,090,491
		197,524,876
CHEMICALS — 2.4%
AdvanSix, Inc.	240,503	6,878,386
Security Description	Shares	Value
Balchem Corp.	285,878	$44,296,796
Hawkins, Inc.	170,479	13,092,787
HB Fuller Co.	480,584	38,321,768
Ingevity Corp. (a)	302,610	14,434,497
Innospec, Inc.	220,321	28,408,190
Koppers Holdings, Inc.	186,958	10,314,473
Mativ Holdings, Inc.	483,566	9,066,863
Minerals Technologies, Inc.	288,282	21,701,869
Quaker Chemical Corp.	122,697	25,183,559
Sensient Technologies Corp.	374,339	25,900,515
Stepan Co.	188,067	16,933,553
		254,533,256
COMMERCIAL SERVICES & SUPPLIES — 2.2%
ABM Industries, Inc.	556,868	24,847,450
Brady Corp. Class A	396,809	23,522,837
CoreCivic, Inc. (a)	1,005,127	15,690,032
Deluxe Corp.	392,198	8,075,357
Enviri Corp. (a)	729,025	6,670,579
GEO Group, Inc. (a) (b)	1,079,701	15,245,378
Healthcare Services Group, Inc. (a)	662,489	8,267,863
HNI Corp.	412,427	18,612,830
Interface, Inc.	512,513	8,620,469
Liquidity Services, Inc. (a)	204,005	3,794,493
Matthews International Corp. Class A	272,807	8,478,842
MillerKnoll, Inc. (b)	644,816	15,965,644
OPENLANE, Inc. (a)	955,793	16,535,219
Pitney Bowes, Inc. (b)	1,349,711	5,844,249
UniFirst Corp.	133,810	23,206,668
Vestis Corp.	1,164,261	22,435,309
Viad Corp. (a)	185,683	7,332,622
		233,145,841
COMMUNICATIONS EQUIPMENT — 1.0%
ADTRAN Holdings, Inc. (b)	647,080	3,520,115
Calix, Inc. (a)	519,002	17,210,106
Digi International, Inc. (a) (b)	322,953	10,311,889
Extreme Networks, Inc. (a)	1,138,542	13,138,775
Harmonic, Inc. (a) (b)	1,005,886	13,519,108
NetScout Systems, Inc. (a)	628,518	13,726,833
Viasat, Inc. (a) (b)	672,031	12,157,041
Viavi Solutions, Inc. (a)	1,970,973	17,916,145
		101,500,012
CONSTRUCTION & ENGINEERING — 1.2%
Arcosa, Inc.	432,318	37,118,824
Dycom Industries, Inc. (a)	260,063	37,326,842
Granite Construction, Inc. (b)	389,147	22,231,968
MYR Group, Inc. (a)	147,977	26,154,935
		122,832,569
CONSUMER FINANCE — 0.9%
Bread Financial Holdings, Inc.	436,643	16,260,585
Encore Capital Group, Inc. (a) (b)	210,716	9,610,757
Enova International, Inc. (a)	257,484	16,177,720

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
EZCORP, Inc. Class A (a) (b)	458,569	$5,195,587
Green Dot Corp. Class A (a)	413,809	3,860,838
Navient Corp. (b)	725,698	12,627,145
PRA Group, Inc. (a)	350,759	9,147,795
PROG Holdings, Inc.	395,519	13,621,674
World Acceptance Corp. (a) (b)	30,821	4,468,428
		90,970,529
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.6%
Andersons, Inc.	278,629	15,984,946
Chefs' Warehouse, Inc. (a) (b)	315,988	11,900,108
PriceSmart, Inc.	221,722	18,624,648
SpartanNash Co.	309,015	6,245,193
United Natural Foods, Inc. (a)	539,145	6,194,776
		58,949,671
CONTAINERS & PACKAGING — 0.7%
Myers Industries, Inc.	324,662	7,522,418
O-I Glass, Inc. (a)	1,370,432	22,735,467
Sealed Air Corp.	1,280,978	47,652,382
		77,910,267
DIVERSIFIED CONSUMER SERVICES — 0.9%
Adtalem Global Education, Inc. (a)	346,920	17,831,688
Frontdoor, Inc. (a)	705,215	22,975,905
Mister Car Wash, Inc. (a) (b)	801,623	6,212,578
Perdoceo Education Corp.	588,384	10,332,023
Strategic Education, Inc.	192,617	20,055,282
Stride, Inc. (a) (b)	352,493	22,224,684
		99,632,160
DIVERSIFIED REITs — 0.7%
Alexander & Baldwin, Inc. REIT	650,898	10,720,290
American Assets Trust, Inc. REIT	435,057	9,532,099
Armada Hoffler Properties, Inc. REIT	602,157	6,262,433
Essential Properties Realty Trust, Inc. REIT	1,383,206	36,876,272
Global Net Lease, Inc. REIT	1,727,170	13,420,111
		76,811,205
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
ATN International, Inc.	89,953	2,833,969
Cogent Communications Holdings, Inc. (b)	372,400	24,328,892
Consolidated Communications Holdings, Inc. (a)	650,246	2,809,063
Lumen Technologies, Inc. (a) (b)	8,925,561	13,923,875
Shenandoah Telecommunications Co. (b)	449,972	7,816,014
		51,711,813
ELECTRIC UTILITIES — 0.5%
MGE Energy, Inc.	320,388	25,220,943
Otter Tail Corp. (b)	369,755	31,946,832
		57,167,775
Security Description	Shares	Value
ELECTRICAL EQUIPMENT — 0.8%
Encore Wire Corp. (b)	139,813	$36,740,060
Powell Industries, Inc.	82,664	11,763,087
SunPower Corp. (a) (b)	790,374	2,371,122
Sunrun, Inc. (a)	1,931,700	25,459,806
Vicor Corp. (a)	198,924	7,606,854
		83,940,929
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.9%
Advanced Energy Industries, Inc. (b)	330,475	33,701,841
Arlo Technologies, Inc. (a)	836,010	10,575,527
Badger Meter, Inc.	260,201	42,103,124
Benchmark Electronics, Inc.	319,198	9,579,132
CTS Corp.	275,495	12,890,411
ePlus, Inc. (a) (b)	235,958	18,532,141
Fabrinet (a)	322,064	60,876,537
Insight Enterprises, Inc. (a) (b)	245,544	45,553,323
Itron, Inc. (a)	403,372	37,319,977
Knowles Corp. (a)	787,744	12,682,678
Methode Electronics, Inc.	319,673	3,893,617
OSI Systems, Inc. (a)	138,843	19,829,557
PC Connection, Inc.	100,322	6,614,230
Plexus Corp. (a)	244,602	23,193,162
Rogers Corp. (a)	148,318	17,603,863
Sanmina Corp. (a)	494,424	30,743,284
ScanSource, Inc. (a)	222,394	9,794,232
TTM Technologies, Inc. (a)	904,290	14,152,139
		409,638,775
ENERGY EQUIPMENT & SERVICES — 1.9%
Archrock, Inc.	1,216,614	23,930,797
Bristow Group, Inc. (a)	211,216	5,745,075
Core Laboratories, Inc. (b)	414,638	7,082,017
Dril-Quip, Inc. (a)	303,317	6,833,732
Helix Energy Solutions Group, Inc. (a)	1,271,757	13,785,846
Helmerich & Payne, Inc.	876,183	36,852,257
Liberty Energy, Inc. (b)	1,344,193	27,851,679
Nabors Industries Ltd. (a) (b)	79,243	6,825,200
Oceaneering International, Inc. (a)	891,873	20,869,828
Patterson-UTI Energy, Inc.	2,848,296	34,008,654
ProPetro Holding Corp. (a)	760,271	6,142,990
RPC, Inc. (b)	748,597	5,794,141
U.S. Silica Holdings, Inc. (a) (b)	692,519	8,594,161
		204,316,377
ENTERTAINMENT — 0.5%
Cinemark Holdings, Inc. (a) (b)	939,132	16,876,202
Madison Square Garden Sports Corp. (a)	147,921	27,294,383
Marcus Corp. (b)	223,979	3,193,940
		47,364,525
FINANCIAL SERVICES — 2.2%
EVERTEC, Inc. (b)	572,432	22,840,037

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Jackson Financial, Inc. Class A (b)	627,314	$41,490,548
Mr Cooper Group, Inc. (a)	572,823	44,651,553
NCR Atleos Corp. (a)	591,480	11,681,730
NMI Holdings, Inc. Class A (a)	718,218	23,227,170
Payoneer Global, Inc. (a) (b)	2,326,271	11,305,677
Radian Group, Inc. (b)	1,358,358	45,464,242
Walker & Dunlop, Inc. (b)	296,392	29,953,376
		230,614,333
FOOD PRODUCTS — 1.3%
B&G Foods, Inc. (b)	708,631	8,106,739
Calavo Growers, Inc. (b)	156,312	4,347,037
Cal-Maine Foods, Inc.	360,016	21,186,941
Fresh Del Monte Produce, Inc.	302,480	7,837,257
Hain Celestial Group, Inc. (a)	810,271	6,368,730
J & J Snack Foods Corp.	137,310	19,849,533
John B Sanfilippo & Son, Inc.	80,721	8,549,968
Simply Good Foods Co. (a)	804,960	27,392,789
Tootsie Roll Industries, Inc.	159,285	5,101,885
TreeHouse Foods, Inc. (a)	445,459	17,350,628
WK Kellogg Co. (b)	588,712	11,067,786
		137,159,293
GAS UTILITIES — 0.3%
Chesapeake Utilities Corp.	195,722	21,000,971
Northwest Natural Holding Co. (b)	325,160	12,102,455
		33,103,426
GROUND TRANSPORTATION — 0.6%
ArcBest Corp.	209,642	29,873,985
Heartland Express, Inc. (b)	402,791	4,809,325
Marten Transport Ltd.	517,130	9,556,562
RXO, Inc. (a)	1,036,501	22,668,277
		66,908,149
HEALTH CARE EQUIPMENT & SUPPLIES — 2.7%
Artivion, Inc. (a) (b)	346,088	7,323,222
Avanos Medical, Inc. (a)	418,824	8,338,786
CONMED Corp. (b)	272,410	21,814,593
Embecta Corp. (b)	512,715	6,803,728
Glaukos Corp. (a)	432,714	40,800,603
ICU Medical, Inc. (a) (b)	179,564	19,270,809
Inari Medical, Inc. (a)	454,400	21,802,112
Integer Holdings Corp. (a) (b)	295,484	34,477,073
LeMaitre Vascular, Inc.	177,381	11,771,003
Merit Medical Systems, Inc. (a) (b)	512,075	38,789,681
Omnicell, Inc. (a)	408,769	11,948,318
OraSure Technologies, Inc. (a) (b)	675,880	4,156,662
STAAR Surgical Co. (a) (b)	431,964	16,535,582
Tandem Diabetes Care, Inc. (a) (b)	577,174	20,437,731
UFP Technologies, Inc. (a) (b)	63,023	15,894,401
Varex Imaging Corp. (a)	360,323	6,521,846
		286,686,150
Security Description	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 3.3%
AdaptHealth Corp. (a) (b)	721,584	$8,305,432
Addus HomeCare Corp. (a)	141,564	14,629,224
Agiliti, Inc. (a)	321,525	3,253,833
AMN Healthcare Services, Inc. (a)	334,638	20,918,221
Astrana Health, Inc. (a)	374,495	15,725,045
CorVel Corp. (a)	80,216	21,093,599
Cross Country Healthcare, Inc. (a)	295,790	5,537,189
Enhabit, Inc. (a) (b)	440,496	5,131,778
Ensign Group, Inc.	498,595	62,035,190
Fulgent Genetics, Inc. (a)	180,357	3,913,747
ModivCare, Inc. (a)	112,451	2,636,976
National HealthCare Corp. (b)	120,926	11,428,716
NeoGenomics, Inc. (a) (b)	1,128,252	17,736,122
OmniAb, Inc. (a) (c)	84,362	—
Owens & Minor, Inc. (a)	677,232	18,766,099
Patterson Cos., Inc.	730,352	20,194,233
Pediatrix Medical Group, Inc. (a)	735,709	7,379,161
Premier, Inc. Class A (b)	1,061,440	23,457,824
Privia Health Group, Inc. (a) (b)	909,479	17,816,694
RadNet, Inc. (a)	578,711	28,160,077
Select Medical Holdings Corp.	931,628	28,088,584
U.S. Physical Therapy, Inc. (b)	134,577	15,189,706
		351,397,450
HEALTH CARE REITs — 0.7%
CareTrust REIT, Inc.	1,156,541	28,184,904
Community Healthcare Trust, Inc. REIT	213,276	5,662,478
LTC Properties, Inc. REIT (b)	371,586	12,080,261
Medical Properties Trust, Inc. REIT (b)	5,306,145	24,938,881
Universal Health Realty Income Trust REIT	116,103	4,262,141
		75,128,665
HEALTH CARE TECHNOLOGY — 0.4%
Certara, Inc. (a) (b)	948,145	16,952,832
HealthStream, Inc.	214,327	5,713,958
Schrodinger, Inc. (a) (b)	491,944	13,282,488
Simulations Plus, Inc. (b)	140,600	5,785,690
		41,734,968
HOTEL & RESORT REITs — 1.1%
Apple Hospitality REIT, Inc.	1,886,123	30,894,694
Chatham Lodging Trust REIT	449,819	4,547,670
DiamondRock Hospitality Co. REIT	1,855,784	17,834,084
Pebblebrook Hotel Trust REIT (b)	1,066,686	16,437,631
Service Properties Trust REIT	1,487,742	10,086,891
Summit Hotel Properties, Inc. REIT	947,192	6,166,220
Sunstone Hotel Investors, Inc. REIT (b)	1,819,434	20,268,495

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Xenia Hotels & Resorts, Inc. REIT	930,674	$13,969,417
		120,205,102
HOTELS, RESTAURANTS & LEISURE — 2.0%
BJ's Restaurants, Inc. (a) (b)	207,337	7,501,453
Bloomin' Brands, Inc. (b)	769,004	22,055,035
Brinker International, Inc. (a) (b)	391,643	19,456,824
Cheesecake Factory, Inc. (b)	413,337	14,942,132
Chuy's Holdings, Inc. (a)	155,231	5,235,942
Cracker Barrel Old Country Store, Inc. (b)	199,231	14,490,071
Dave & Buster's Entertainment, Inc. (a) (b)	284,597	17,815,772
Dine Brands Global, Inc. (b)	138,038	6,416,006
Golden Entertainment, Inc.	191,823	7,064,841
Jack in the Box, Inc.	172,979	11,845,602
Monarch Casino & Resort, Inc.	119,314	8,947,357
Papa John's International, Inc.	290,097	19,320,460
Sabre Corp. (a) (b)	3,427,313	8,294,097
Shake Shack, Inc. Class A (a)	332,363	34,575,723
Six Flags Entertainment Corp. (a)	645,918	17,000,562
		214,961,877
HOUSEHOLD DURABLES — 3.6%
Cavco Industries, Inc. (a)	68,782	27,448,145
Century Communities, Inc.	250,446	24,168,039
Ethan Allen Interiors, Inc. (b)	201,428	6,963,366
Green Brick Partners, Inc. (a)	228,128	13,740,149
Installed Building Products, Inc. (b)	207,891	53,787,638
La-Z-Boy, Inc.	378,469	14,238,004
LGI Homes, Inc. (a)	181,521	21,123,599
M/I Homes, Inc. (a)	246,891	33,648,774
MDC Holdings, Inc.	529,494	33,310,468
Meritage Homes Corp.	323,313	56,728,499
Newell Brands, Inc.	3,376,681	27,114,748
Sonos, Inc. (a) (b)	1,096,868	20,906,304
Tri Pointe Homes, Inc. (a)	860,165	33,253,979
Worthington Enterprises, Inc. (b)	269,951	16,799,051
		383,230,763
HOUSEHOLD PRODUCTS — 0.7%
Central Garden & Pet Co. (a) (b)	86,926	3,723,040
Central Garden & Pet Co. Class A (a) (b)	483,930	17,866,696
Energizer Holdings, Inc. (b)	590,963	17,397,951
WD-40 Co. (b)	120,172	30,440,769
		69,428,456
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.2%
Clearway Energy, Inc. Class A	307,628	6,617,078
Clearway Energy, Inc. Class C	729,078	16,805,248
		23,422,326
Security Description	Shares	Value
INDUSTRIAL REITs — 0.5%
Innovative Industrial Properties, Inc. REIT (b)	248,405	$25,719,854
LXP Industrial Trust REIT	2,592,510	23,384,440
		49,104,294
INSURANCE — 2.8%
Ambac Financial Group, Inc. (a)	397,871	6,218,724
American Equity Investment Life Holding Co. (a)	553,310	31,107,088
AMERISAFE, Inc.	172,164	8,637,468
Assured Guaranty Ltd.	482,049	42,058,775
Employers Holdings, Inc.	231,192	10,493,805
Genworth Financial, Inc. Class A (a)	3,996,067	25,694,711
Goosehead Insurance, Inc. Class A (a) (b)	216,428	14,418,433
HCI Group, Inc.	60,106	6,977,105
Horace Mann Educators Corp.	366,354	13,551,434
Lincoln National Corp. (b)	1,504,381	48,034,885
Mercury General Corp.	237,883	12,274,763
Palomar Holdings, Inc. (a)	218,975	18,356,674
ProAssurance Corp. (a)	455,982	5,863,929
Safety Insurance Group, Inc.	132,507	10,890,750
SiriusPoint Ltd. (a)	816,125	10,372,949
Stewart Information Services Corp. (b)	245,665	15,982,965
Trupanion, Inc. (a) (b)	321,099	8,865,543
United Fire Group, Inc. (b)	193,311	4,208,381
		294,008,382
INTERACTIVE MEDIA & SERVICES — 0.9%
Cargurus, Inc. (a)	758,413	17,504,172
Cars.com, Inc. (a) (b)	551,826	9,480,371
QuinStreet, Inc. (a)	469,199	8,286,054
Shutterstock, Inc. (b)	215,302	9,862,985
TripAdvisor, Inc. (a) (b)	958,003	26,622,903
Yelp, Inc. (a)	606,610	23,900,434
		95,656,919
IT SERVICES — 0.5%
DXC Technology Co. (a)	1,621,157	34,384,740
Perficient, Inc. (a)	307,847	17,328,708
		51,713,448
LEISURE EQUIPMENT & PRODUCTS — 0.4%
Sturm Ruger & Co., Inc.	157,569	7,271,809
Topgolf Callaway Brands Corp. (a) (b)	1,257,693	20,336,896
Vista Outdoor, Inc. (a) (b)	514,721	16,872,555
		44,481,260
LIFE SCIENCES TOOLS & SERVICES — 0.5%
BioLife Solutions, Inc. (a) (b)	313,824	5,821,435
Cytek Biosciences, Inc. (a) (b)	884,058	5,932,029
Fortrea Holdings, Inc. (a)	787,098	31,594,114
Mesa Laboratories, Inc.	47,017	5,159,175
		48,506,753

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
MACHINERY — 5.0%
3D Systems Corp. (a) (b)	1,192,237	$5,293,532
Alamo Group, Inc.	91,429	20,875,984
Albany International Corp. Class A	276,475	25,853,177
Astec Industries, Inc.	204,058	8,919,375
Barnes Group, Inc.	448,502	16,661,849
Enerpac Tool Group Corp.	478,999	17,081,104
Enpro, Inc. (b)	185,300	31,273,081
ESCO Technologies, Inc.	228,497	24,460,604
Federal Signal Corp.	540,318	45,856,789
Franklin Electric Co., Inc.	351,676	37,562,513
Greenbrier Cos., Inc. (b)	274,951	14,324,947
Hillenbrand, Inc.	621,754	31,268,009
John Bean Technologies Corp. (b)	282,149	29,594,609
Kennametal, Inc. (b)	701,656	17,499,301
Lindsay Corp.	98,792	11,623,867
Mueller Industries, Inc. (b)	1,006,952	54,304,921
Proto Labs, Inc. (a)	231,607	8,279,950
SPX Technologies, Inc. (a)	404,851	49,849,304
Standex International Corp.	105,103	19,151,869
Tennant Co.	165,382	20,112,105
Titan International, Inc. (a)	451,111	5,620,843
Trinity Industries, Inc.	724,923	20,189,105
Wabash National Corp.	401,120	12,009,533
		527,666,371
MARINE — 0.3%
Matson, Inc.	309,693	34,809,493
MEDIA — 0.5%
AMC Networks, Inc. Class A (a) (b)	272,557	3,306,116
EchoStar Corp. Class A (a) (b)	1,065,903	15,189,118
EW Scripps Co. Class A (a) (b)	541,043	2,126,299
John Wiley & Sons, Inc. Class A	373,169	14,228,934
Scholastic Corp.	231,627	8,734,654
TechTarget, Inc. (a) (b)	233,041	7,708,996
Thryv Holdings, Inc. (a)	281,129	6,249,498
		57,543,615
METALS & MINING — 2.5%
Alpha Metallurgical Resources, Inc. (b)	104,759	34,693,038
Arch Resources, Inc.	162,794	26,175,647
ATI, Inc. (a) (b)	1,131,667	57,907,400
Carpenter Technology Corp.	437,926	31,276,675
Century Aluminum Co. (a) (b)	470,296	7,237,855
Compass Minerals International, Inc. (b)	299,417	4,712,824
Ferroglobe PLC (a) (c)	5,429	—
Haynes International, Inc.	111,519	6,704,522
Kaiser Aluminum Corp.	143,218	12,797,961
Materion Corp.	182,852	24,090,751
Metallus, Inc. (a)	342,952	7,630,682
Olympic Steel, Inc. (b)	87,772	6,221,279
SunCoke Energy, Inc.	752,135	8,476,562
Security Description	Shares	Value
Warrior Met Coal, Inc.	460,877	$27,975,234
Worthington Steel, Inc.	274,957	9,857,209
		265,757,639
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 1.7%
Apollo Commercial Real Estate Finance, Inc. REIT (b)	1,168,110	13,012,745
Arbor Realty Trust, Inc. REIT (b)	1,669,625	22,122,531
ARMOUR Residential REIT, Inc. (b)	442,008	8,738,498
Blackstone Mortgage Trust, Inc. Class A REIT (b)	1,527,125	30,405,059
Ellington Financial, Inc. REIT (b)	699,478	8,260,835
Franklin BSP Realty Trust, Inc. REIT	735,453	9,825,652
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT (b)	984,913	27,971,529
KKR Real Estate Finance Trust, Inc. REIT	531,401	5,345,894
New York Mortgage Trust, Inc. REIT (b)	810,071	5,832,511
PennyMac Mortgage Investment Trust REIT (b)	778,392	11,426,795
Ready Capital Corp. REIT (b)	1,423,388	12,995,533
Redwood Trust, Inc. REIT (b)	1,159,239	7,384,352
Two Harbors Investment Corp. REIT	912,328	12,079,223
		175,401,157
MULTI-UTILITIES — 0.3%
Avista Corp. (b)	685,397	24,002,603
Unitil Corp.	144,606	7,570,124
		31,572,727
OFFICE REITs — 1.1%
Brandywine Realty Trust REIT	1,545,381	7,417,829
Douglas Emmett, Inc. REIT (b)	1,476,453	20,478,403
Easterly Government Properties, Inc. REIT (b)	859,880	9,897,219
Highwoods Properties, Inc. REIT	936,452	24,516,313
Hudson Pacific Properties, Inc. REIT (b)	1,136,263	7,328,896
JBG SMITH Properties REIT (b)	770,111	12,360,282
SL Green Realty Corp. REIT	573,618	31,623,560
		113,622,502
OIL, GAS & CONSUMABLE FUELS — 3.0%
California Resources Corp. (b)	571,753	31,503,590
Comstock Resources, Inc. (b)	824,507	7,651,425
CONSOL Energy, Inc.	235,888	19,757,979
CVR Energy, Inc. (b)	260,731	9,297,667
Dorian LPG Ltd.	307,113	11,811,566
Green Plains, Inc. (a) (b)	568,079	13,133,987
Magnolia Oil & Gas Corp. Class A (b)	1,642,342	42,618,775
Northern Oil & Gas, Inc. (b)	809,013	32,101,636
Par Pacific Holdings, Inc. (a)	492,817	18,263,798

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Peabody Energy Corp. (b)	975,696	$23,670,385
REX American Resources Corp. (a)	138,337	8,121,765
SM Energy Co.	1,026,172	51,154,674
Talos Energy, Inc. (a)	1,173,862	16,351,898
Vital Energy, Inc. (a) (b)	222,894	11,710,851
World Kinect Corp. (b)	540,042	14,284,111
		311,434,107
PERSONAL CARE PRODUCTS — 0.5%
Edgewell Personal Care Co.	441,979	17,078,069
Inter Parfums, Inc.	158,649	22,291,771
Medifast, Inc. (b)	99,948	3,830,007
Nu Skin Enterprises, Inc. Class A	443,701	6,136,385
USANA Health Sciences, Inc. (a)	97,467	4,727,149
		54,063,381
PAPER & FOREST PRODUCTS — 0.3%
Clearwater Paper Corp. (a)	145,847	6,377,889
Mercer International, Inc.	404,337	4,023,153
Sylvamo Corp. (b)	312,721	19,307,395
		29,708,437
PHARMACEUTICALS — 1.8%
Amphastar Pharmaceuticals, Inc. (a) (b)	330,553	14,514,582
ANI Pharmaceuticals, Inc. (a)	135,221	9,347,828
Collegium Pharmaceutical, Inc. (a) (b)	293,050	11,376,201
Corcept Therapeutics, Inc. (a)	803,278	20,234,573
Harmony Biosciences Holdings, Inc. (a) (b)	294,899	9,902,708
Innoviva, Inc. (a)	506,198	7,714,458
Ligand Pharmaceuticals, Inc. (a)	147,371	10,772,820
Organon & Co.	2,266,628	42,612,606
Pacira BioSciences, Inc. (a)	416,665	12,174,951
Phibro Animal Health Corp. Class A	187,104	2,419,255
Prestige Consumer Healthcare, Inc. (a)	440,073	31,931,697
Supernus Pharmaceuticals, Inc. (a)	483,533	16,493,311
		189,494,990
PROFESSIONAL SERVICES — 1.1%
CSG Systems International, Inc. (b)	249,979	12,883,918
Heidrick & Struggles International, Inc.	182,676	6,148,874
Kelly Services, Inc. Class A	286,404	7,171,556
Korn Ferry	465,645	30,620,815
NV5 Global, Inc. (a)	114,024	11,175,492
Resources Connection, Inc.	294,612	3,877,094
TTEC Holdings, Inc.	174,582	1,810,416
Verra Mobility Corp. (a)	1,474,393	36,815,593
		110,503,758
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.6%
Anywhere Real Estate, Inc. (a)	986,390	6,095,890
Security Description	Shares	Value
Cushman & Wakefield PLC (a) (b)	1,487,886	$15,563,288
eXp World Holdings, Inc. (b)	685,355	7,079,717
Kennedy-Wilson Holdings, Inc.	1,064,072	9,129,738
Marcus & Millichap, Inc.	212,913	7,275,237
St. Joe Co.	315,162	18,269,941
		63,413,811
RESIDENTIAL REITs — 0.3%
Centerspace REIT	132,783	7,587,221
Elme Communities REIT	787,775	10,965,828
NexPoint Residential Trust, Inc. REIT	202,860	6,530,063
Veris Residential, Inc. REIT	719,443	10,942,728
		36,025,840
RETAIL REITs — 1.8%
Acadia Realty Trust REIT	904,928	15,392,825
Getty Realty Corp. REIT	430,365	11,770,483
Macerich Co. REIT	1,914,309	32,983,544
Phillips Edison & Co., Inc. REIT	1,074,526	38,543,248
Retail Opportunity Investments Corp. REIT	1,114,651	14,289,826
Saul Centers, Inc. REIT	119,109	4,584,505
SITE Centers Corp. REIT	1,594,603	23,360,934
Tanger, Inc. REIT	953,091	28,144,777
Urban Edge Properties REIT	1,041,385	17,984,719
Whitestone REIT	428,811	5,381,578
		192,436,439
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.9%
Alpha & Omega Semiconductor Ltd. (a)	204,964	4,517,407
Axcelis Technologies, Inc. (a)	289,714	32,308,905
CEVA, Inc. (a)	207,034	4,701,742
Cohu, Inc. (a)	420,102	14,002,000
Diodes, Inc. (a)	407,117	28,701,749
FormFactor, Inc. (a)	689,897	31,480,000
Ichor Holdings Ltd. (a) (b)	261,961	10,116,934
Kulicke & Soffa Industries, Inc. (b)	499,126	25,111,029
MaxLinear, Inc. (a)	666,852	12,450,127
PDF Solutions, Inc. (a)	272,606	9,178,644
Photronics, Inc. (a)	554,047	15,690,611
Semtech Corp. (a) (b)	576,141	15,838,116
SiTime Corp. (a) (b)	155,676	14,513,673
SMART Global Holdings, Inc. (a)	462,948	12,184,791
SolarEdge Technologies, Inc. (a) (b)	503,579	35,744,037
Ultra Clean Holdings, Inc. (a)	396,833	18,230,508
Veeco Instruments, Inc. (a)	498,781	17,542,128
		302,312,401
SOFTWARE — 3.8%
A10 Networks, Inc.	622,957	8,528,281
ACI Worldwide, Inc. (a)	963,698	32,004,411
Adeia, Inc.	964,169	10,528,725

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Agilysys, Inc. (a)	178,497	$15,040,157
Alarm.com Holdings, Inc. (a)	443,182	32,117,400
BlackLine, Inc. (a)	450,750	29,109,435
Box, Inc. Class A (a)	1,273,098	36,054,135
Cerence, Inc. (a)	358,361	5,644,186
DoubleVerify Holdings, Inc. (a)	1,235,986	43,457,268
Envestnet, Inc. (a)	440,676	25,519,547
InterDigital, Inc. (b)	227,752	24,246,478
LiveRamp Holdings, Inc. (a)	592,354	20,436,213
N-able, Inc. (a)	624,193	8,158,203
NCR Voyix Corp. (a)	1,186,954	14,991,229
Progress Software Corp. (b)	388,675	20,720,264
Sprinklr, Inc. Class A (a)	1,046,167	12,836,469
SPS Commerce, Inc. (a)	325,506	60,186,059
Xperi, Inc. (a)	394,228	4,754,390
		404,332,850
SPECIALIZED REITs — 0.6%
Four Corners Property Trust, Inc. REIT	801,989	19,624,671
Outfront Media, Inc. REIT	1,286,371	21,598,169
Safehold, Inc. REIT (b)	400,627	8,252,916
Uniti Group, Inc. REIT (b)	2,141,514	12,634,933
		62,110,689
SPECIALTY RETAIL — 5.0%
Abercrombie & Fitch Co. Class A (a) (b)	447,094	56,034,291
Academy Sports & Outdoors, Inc.	657,660	44,418,356
Advance Auto Parts, Inc. (b)	524,134	44,598,562
American Eagle Outfitters, Inc. (b)	1,646,420	42,461,172
Asbury Automotive Group, Inc. (a) (b)	182,440	43,015,703
Boot Barn Holdings, Inc. (a) (b)	268,462	25,544,159
Buckle, Inc. (b)	257,994	10,389,418
Caleres, Inc. (b)	300,114	12,313,677
Designer Brands, Inc. Class A (b)	388,194	4,242,960
Foot Locker, Inc. (b)	725,125	20,666,063
Group 1 Automotive, Inc. (b)	117,676	34,388,458
Guess?, Inc. (b)	241,175	7,589,777
Haverty Furniture Cos., Inc.	122,315	4,173,388
Hibbett, Inc. (b)	103,827	7,974,952
Leslie's, Inc. (a) (b)	1,649,517	10,721,861
MarineMax, Inc. (a) (b)	183,347	6,098,121
Monro, Inc. (b)	263,708	8,317,350
National Vision Holdings, Inc. (a)	692,470	15,345,135
ODP Corp. (a)	294,351	15,615,321
Sally Beauty Holdings, Inc. (a)	926,959	11,512,831
Shoe Carnival, Inc. (b)	164,023	6,009,803
Signet Jewelers Ltd. (b)	392,922	39,319,705
Sonic Automotive, Inc. Class A (b)	133,238	7,586,572
Upbound Group, Inc.	393,734	13,863,374
Urban Outfitters, Inc. (a) (b)	501,282	21,765,664
Security Description	Shares	Value
Victoria's Secret & Co. (a) (b)	684,887	$13,273,110
		527,239,783
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.2%
Corsair Gaming, Inc. (a)	396,383	4,891,366
Xerox Holdings Corp. (b)	1,000,895	17,916,021
		22,807,387
TEXTILES, APPAREL & LUXURY GOODS — 1.0%
G-III Apparel Group Ltd. (a)	365,284	10,596,889
Hanesbrands, Inc. (a) (b)	3,098,315	17,970,227
Kontoor Brands, Inc. (b)	443,105	26,697,076
Movado Group, Inc. (b)	143,858	4,017,954
Oxford Industries, Inc. (b)	129,975	14,609,190
Steven Madden Ltd. (b)	621,415	26,273,426
Wolverine World Wide, Inc.	701,051	7,858,782
		108,023,544
TOBACCO — 0.2%
Universal Corp.	221,471	11,454,480
Vector Group Ltd.	1,190,340	13,046,127
		24,500,607
TRADING COMPANIES & DISTRIBUTORS — 1.8%
Air Lease Corp.	915,663	47,101,705
Boise Cascade Co.	351,087	53,846,213
DNOW, Inc. (a)	952,790	14,482,408
DXP Enterprises, Inc. (a) (b)	117,632	6,320,368
GMS, Inc. (a)	352,965	34,357,613
Rush Enterprises, Inc. Class A	545,889	29,215,979
		185,324,286
WATER UTILITIES — 0.7%
American States Water Co.	327,582	23,664,524
California Water Service Group	511,340	23,767,083
Middlesex Water Co. (b)	159,711	8,384,828
SJW Group (b)	257,143	14,551,722
		70,368,157
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Gogo, Inc. (a)	543,549	4,772,360
Telephone & Data Systems, Inc.	872,057	13,970,353
		18,742,713
TOTAL COMMON STOCKS (Cost $9,447,779,666)		10,529,523,601
SHORT-TERM INVESTMENTS — 8.2%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (d) (e)	11,332,212	11,335,612

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (f) (g)	851,834,654	$851,834,654
TOTAL SHORT-TERM INVESTMENTS (Cost $863,170,192)		863,170,266
TOTAL INVESTMENTS — 108.0% (Cost $10,310,949,858)		11,392,693,867
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.0)%		(844,793,837)
NET ASSETS — 100.0%		$10,547,900,030
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2024.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2024, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2024.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

At  March 31, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000 Index (long)	105	06/21/2024	$11,084,737	$11,265,975	$181,238

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$10,529,520,249	$3,352	$0(a)	$10,529,523,601
Short-Term Investments	863,170,266	—	—	863,170,266
TOTAL INVESTMENTS	$11,392,690,515	$3,352	$0	$11,392,693,867
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$181,238	$—	$—	$181,238
TOTAL OTHER FINANCIAL INSTRUMENTS:	$181,238	$—	$—	$181,238
(a)	The Fund held Level 3 securities that were valued at $0 at March 31, 2024.

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	4,663,221	$4,664,154	$279,519,024	$272,849,239	$1,599	$74	11,332,212	$11,335,612	$403,108
State Street Navigator Securities Lending Portfolio II	658,928,677	658,928,677	2,674,142,139	2,481,236,162	—	—	851,834,654	851,834,654	2,168,857
Total		$663,592,831	$2,953,661,163	$2,754,085,401	$1,599	$74		$863,170,266	$2,571,965
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 1.5%
AAR Corp. (a)	5,872	$351,557
AeroVironment, Inc. (a)	3,578	548,436
Axon Enterprise, Inc. (a)	12,028	3,763,321
Boeing Co. (a)	97,432	18,803,402
BWX Technologies, Inc.	15,686	1,609,697
Curtiss-Wright Corp.	6,548	1,675,895
General Dynamics Corp.	38,626	10,911,459
Hexcel Corp.	14,742	1,073,955
Howmet Aerospace, Inc.	67,001	4,584,878
Huntington Ingalls Industries, Inc.	7,231	2,107,619
Kaman Corp.	4,818	221,002
L3Harris Technologies, Inc.	32,353	6,894,424
Lockheed Martin Corp.	37,656	17,128,585
Mercury Systems, Inc. (a)	9,215	271,842
Moog, Inc. Class A	5,044	805,275
National Presto Industries, Inc.	108	9,050
Northrop Grumman Corp.	24,315	11,638,618
RTX Corp.	226,739	22,113,855
Textron, Inc.	33,849	3,247,134
TransDigm Group, Inc.	9,491	11,689,116
Triumph Group, Inc. (a)	11,406	171,546
Woodward, Inc.	9,920	1,528,870
		121,149,536
AIR FREIGHT & LOGISTICS — 0.4%
CH Robinson Worldwide, Inc.	19,942	1,518,384
Expeditors International of Washington, Inc.	25,325	3,078,760
FedEx Corp.	39,583	11,468,779
Forward Air Corp.	4,922	153,123
GXO Logistics, Inc. (a)	20,279	1,090,199
Hub Group, Inc. Class A	11,344	490,288
United Parcel Service, Inc. Class B	123,545	18,362,493
		36,162,026
AIRLINES — 0.2%
Alaska Air Group, Inc. (a)	21,484	923,597
Allegiant Travel Co. (b)	2,336	175,691
American Airlines Group, Inc. (a)	105,892	1,625,442
Delta Air Lines, Inc.	108,679	5,202,464
JetBlue Airways Corp. (a) (b)	51,909	385,165
SkyWest, Inc. (a)	8,575	592,361
Southwest Airlines Co.	99,066	2,891,737
Sun Country Airlines Holdings, Inc. (a)	828	12,494
United Airlines Holdings, Inc. (a)	51,963	2,487,988
		14,296,939
AUTO COMPONENTS — 0.2%
Adient PLC (a)	15,264	502,491
American Axle & Manufacturing Holdings, Inc. (a)	16,227	119,431
Aptiv PLC (a)	48,356	3,851,555
Security Description	Shares	Value
Autoliv, Inc.	13,300	$1,601,719
BorgWarner, Inc.	41,297	1,434,658
Dana, Inc.	25,950	329,565
Dorman Products, Inc. (a)	5,070	488,697
Fox Factory Holding Corp. (a)	6,359	331,113
Gentex Corp.	41,992	1,516,751
Gentherm, Inc. (a)	5,503	316,863
Goodyear Tire & Rubber Co. (a)	47,973	658,669
LCI Industries (b)	4,614	567,799
Lear Corp.	9,638	1,396,354
Patrick Industries, Inc. (b)	3,264	389,950
Phinia, Inc.	8,226	316,125
Standard Motor Products, Inc.	2,704	90,719
Visteon Corp. (a)	4,905	576,877
XPEL, Inc. (a) (b)	2,400	129,648
		14,618,984
AUTOMOBILES — 1.3%
Ford Motor Co.	665,420	8,836,778
General Motors Co.	197,219	8,943,882
Harley-Davidson, Inc.	21,593	944,478
Tesla, Inc. (a)	472,040	82,979,911
Thor Industries, Inc. (b)	9,235	1,083,635
Winnebago Industries, Inc. (b)	5,647	417,878
		103,206,562
BANKS — 4.3%
Ameris Bancorp	9,593	464,109
Associated Banc-Corp. (b)	27,104	583,007
Atlantic Union Bankshares Corp.	12,900	455,499
Axos Financial, Inc. (a)	9,439	510,084
Banc of California, Inc.	22,714	345,480
BancFirst Corp.	2,994	263,562
Bancorp, Inc. (a)	9,002	301,207
Bank of America Corp.	1,174,218	44,526,347
Bank of Hawaii Corp. (b)	7,132	444,965
Bank of New York Mellon Corp.	131,118	7,555,019
Bank OZK	20,542	933,839
BankUnited, Inc.	15,415	431,620
Banner Corp.	5,420	260,160
Berkshire Hills Bancorp, Inc.	7,693	176,324
Brookline Bancorp, Inc.	14,547	144,888
Cadence Bank	29,751	862,779
Capitol Federal Financial, Inc.	22,413	133,581
Cathay General Bancorp	12,775	483,278
Central Pacific Financial Corp.	5,714	112,852
Citigroup, Inc.	328,543	20,777,059
Citizens Financial Group, Inc.	79,515	2,885,599
City Holding Co.	2,883	300,466
Columbia Banking System, Inc.	33,082	640,137
Comerica, Inc.	23,762	1,306,672
Commerce Bancshares, Inc.	20,972	1,115,710
Community Bank System, Inc.	9,220	442,837
Cullen/Frost Bankers, Inc.	9,958	1,120,972
Customers Bancorp, Inc. (a)	5,775	306,422
CVB Financial Corp.	21,222	378,600

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Dime Community Bancshares, Inc.	5,667	$109,146
Eagle Bancorp, Inc.	5,876	138,027
East West Bancorp, Inc.	24,422	1,932,024
FB Financial Corp.	3,517	132,450
Fifth Third Bancorp	116,193	4,323,542
First BanCorp (c)	36,792	645,332
First Bancorp/Southern Pines NC (c)	1,824	65,883
First Commonwealth Financial Corp.	17,349	241,498
First Financial Bancorp	15,240	341,681
First Financial Bankshares, Inc.	23,842	782,256
First Hawaiian, Inc.	22,683	498,119
First Horizon Corp.	83,506	1,285,992
FNB Corp. (b)	56,805	800,950
Fulton Financial Corp.	28,614	454,676
Glacier Bancorp, Inc. (b)	15,633	629,697
Goldman Sachs Group, Inc.	55,667	23,251,549
Hancock Whitney Corp.	15,662	721,078
Hanmi Financial Corp.	5,774	91,922
Heritage Financial Corp.	5,668	109,903
Hilltop Holdings, Inc.	10,183	318,932
Home BancShares, Inc.	27,532	676,461
Hope Bancorp, Inc.	22,882	263,372
Huntington Bancshares, Inc.	249,366	3,478,656
Independent Bank Corp.	6,458	335,945
Independent Bank Group, Inc.	6,010	274,357
International Bancshares Corp.	9,463	531,253
JPMorgan Chase & Co.	493,063	98,760,519
KeyCorp	164,541	2,601,393
Lakeland Financial Corp. (b)	4,418	293,002
M&T Bank Corp.	28,314	4,117,988
Morgan Stanley	215,482	20,289,785
National Bank Holdings Corp. Class A	6,055	218,404
NBT Bancorp, Inc.	8,472	310,753
New York Community Bancorp, Inc. (b)	116,924	376,495
Northern Trust Corp.	35,484	3,155,237
Northfield Bancorp, Inc.	8,790	85,439
Northwest Bancshares, Inc.	19,247	224,228
OFG Bancorp	8,107	298,419
Old National Bancorp	49,092	854,692
Pacific Premier Bancorp, Inc.	16,732	401,568
Park National Corp. (b)	2,494	338,810
Pathward Financial, Inc.	5,828	294,197
Pinnacle Financial Partners, Inc. (b)	12,635	1,085,094
PNC Financial Services Group, Inc.	68,083	11,002,213
Preferred Bank	2,444	187,626
Prosperity Bancshares, Inc.	15,611	1,026,892
Provident Financial Services, Inc.	12,225	178,118
Regions Financial Corp.	164,968	3,470,927
Renasant Corp.	9,820	307,562
Security Description	Shares	Value
S&T Bancorp, Inc.	6,544	$209,932
Seacoast Banking Corp. of Florida	7,563	192,025
ServisFirst Bancshares, Inc. (b)	8,054	534,463
Simmons First National Corp. Class A	19,787	385,055
Southside Bancshares, Inc.	5,644	164,974
SouthState Corp. (b)	13,000	1,105,390
State Street Corp. (d)	54,443	4,209,533
Stellar Bancorp, Inc.	4,273	104,090
Synovus Financial Corp.	25,600	1,025,536
Texas Capital Bancshares, Inc. (a)	8,564	527,114
Tompkins Financial Corp.	2,166	108,928
Triumph Financial, Inc. (a)	3,394	269,212
Truist Financial Corp.	229,180	8,933,436
TrustCo Bank Corp.	3,270	92,083
Trustmark Corp.	11,297	317,559
U.S. Bancorp	266,107	11,894,983
UMB Financial Corp.	6,241	542,905
United Bankshares, Inc.	19,502	697,977
United Community Banks, Inc.	13,837	364,190
Valley National Bancorp	67,684	538,765
Veritex Holdings, Inc.	6,481	132,796
WaFd, Inc.	13,088	379,945
Webster Financial Corp.	31,348	1,591,538
Wells Fargo & Co.	619,446	35,903,090
Westamerica BanCorp	3,776	184,571
Wintrust Financial Corp.	9,472	988,782
WSFS Financial Corp.	8,794	396,961
Zions Bancorp NA	27,373	1,187,988
		353,560,957
BEVERAGES — 1.3%
Boston Beer Co., Inc. Class A (a)	1,770	538,823
Brown-Forman Corp. Class B	31,345	1,618,029
Celsius Holdings, Inc. (a)	25,353	2,102,271
Coca-Cola Co.	665,291	40,702,503
Coca-Cola Consolidated, Inc.	786	665,278
Constellation Brands, Inc. Class A	27,588	7,497,315
Keurig Dr Pepper, Inc.	171,906	5,272,357
MGP Ingredients, Inc. (b)	2,775	239,011
Molson Coors Beverage Co. Class B	32,681	2,197,797
Monster Beverage Corp. (a)	126,247	7,483,922
National Beverage Corp. (a)	4,756	225,720
PepsiCo, Inc.	234,954	41,119,300
		109,662,326
BIOTECHNOLOGY — 1.9%
AbbVie, Inc.	301,737	54,946,308
Alkermes PLC (a)	28,431	769,627
Amgen, Inc.	91,521	26,021,251
Arcus Biosciences, Inc. (a)	8,033	151,663
Arrowhead Pharmaceuticals, Inc. (a)	16,664	476,591

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Biogen, Inc. (a)	24,813	$5,350,427
Catalyst Pharmaceuticals, Inc. (a)	16,429	261,878
Cytokinetics, Inc. (a)	18,821	1,319,540
Dynavax Technologies Corp. (a) (b)	19,348	240,109
Exelixis, Inc. (a)	53,640	1,272,877
Gilead Sciences, Inc.	213,581	15,644,808
Halozyme Therapeutics, Inc. (a)	22,203	903,218
Incyte Corp. (a)	31,650	1,803,101
Ironwood Pharmaceuticals, Inc. (a)	23,392	203,744
Moderna, Inc. (a)	56,577	6,028,845
Myriad Genetics, Inc. (a)	13,885	296,028
Neurocrine Biosciences, Inc. (a)	15,961	2,201,341
Regeneron Pharmaceuticals, Inc. (a)	18,289	17,602,980
REGENXBIO, Inc. (a)	6,043	127,326
Roivant Sciences Ltd. (a)	57,700	608,158
United Therapeutics Corp. (a)	7,636	1,754,142
Vericel Corp. (a)	8,107	421,726
Vertex Pharmaceuticals, Inc. (a)	44,038	18,408,324
Vir Biotechnology, Inc. (a)	12,685	128,499
Xencor, Inc. (a)	9,797	216,808
		157,159,319
BROADLINE RETAIL — 3.5%
Amazon.com, Inc. (a)	1,561,793	281,716,221
eBay, Inc.	90,147	4,757,959
Etsy, Inc. (a)	20,868	1,434,049
Kohl's Corp. (b)	18,917	551,431
Macy's, Inc.	52,676	1,052,993
Nordstrom, Inc. (b)	18,579	376,596
Ollie's Bargain Outlet Holdings, Inc. (a)	9,332	742,547
		290,631,796
BUILDING PRODUCTS — 0.8%
A O Smith Corp.	20,907	1,870,340
AAON, Inc.	9,854	868,138
Advanced Drainage Systems, Inc.	10,890	1,875,694
Allegion PLC	15,510	2,089,352
American Woodmark Corp. (a)	2,823	286,986
Apogee Enterprises, Inc.	5,416	320,627
Armstrong World Industries, Inc.	7,563	939,476
AZZ, Inc. (b)	5,364	414,691
Builders FirstSource, Inc. (a)	20,982	4,375,796
Carlisle Cos., Inc.	8,344	3,269,596
Carrier Global Corp.	143,204	8,324,449
Fortune Brands Innovations, Inc.	21,475	1,818,288
Gibraltar Industries, Inc. (a)	5,488	441,949
Griffon Corp.	8,387	615,103
Hayward Holdings, Inc. (a)	21,424	328,001
Insteel Industries, Inc.	2,916	111,450
Johnson Controls International PLC	116,272	7,594,887
Security Description	Shares	Value
Lennox International, Inc. (b)	5,737	$2,804,016
Masco Corp.	38,426	3,031,043
Masterbrand, Inc. (a)	23,696	444,063
Owens Corning	15,324	2,556,043
Quanex Building Products Corp.	5,657	217,398
Resideo Technologies, Inc. (a)	25,224	565,522
Simpson Manufacturing Co., Inc.	7,188	1,474,834
Trane Technologies PLC	38,984	11,702,997
Trex Co., Inc. (a)	19,926	1,987,618
UFP Industries, Inc.	10,552	1,298,002
		61,626,359
CAPITAL MARKETS — 2.1%
Affiliated Managers Group, Inc.	5,744	961,948
Ameriprise Financial, Inc.	17,599	7,716,106
Artisan Partners Asset Management, Inc. Class A (b)	11,705	535,738
B Riley Financial, Inc. (b)	2,922	61,859
BGC Group, Inc. Class A	65,970	512,587
BlackRock, Inc.	23,960	19,975,452
Blackstone, Inc.	121,290	15,933,867
Brightsphere Investment Group, Inc.	4,802	109,678
Carlyle Group, Inc. (b)	36,869	1,729,525
Cboe Global Markets, Inc.	18,632	3,423,257
Charles Schwab Corp.	254,154	18,385,500
CME Group, Inc.	61,183	13,172,088
Donnelley Financial Solutions, Inc. (a)	5,429	336,652
Evercore, Inc. Class A	6,346	1,222,176
FactSet Research Systems, Inc.	6,454	2,932,633
Federated Hermes, Inc.	16,164	583,844
Franklin Resources, Inc.	47,582	1,337,530
Houlihan Lokey, Inc.	8,763	1,123,329
Interactive Brokers Group, Inc. Class A	18,308	2,045,187
Intercontinental Exchange, Inc.	97,782	13,438,180
Invesco Ltd.	65,665	1,089,382
Janus Henderson Group PLC	25,858	850,470
Jefferies Financial Group, Inc.	28,737	1,267,302
MarketAxess Holdings, Inc.	6,760	1,482,130
Moelis & Co. Class A	11,327	643,034
Moody's Corp.	26,884	10,566,218
Morningstar, Inc.	4,520	1,393,832
MSCI, Inc.	13,493	7,562,152
Nasdaq, Inc.	59,771	3,771,550
Piper Sandler Cos.	2,479	492,057
PJT Partners, Inc. Class A (b)	3,821	360,167
Raymond James Financial, Inc.	31,775	4,080,545
S&P Global, Inc.	55,242	23,502,709
SEI Investments Co.	17,052	1,226,039
Stifel Financial Corp.	17,809	1,392,130
StoneX Group, Inc. (a)	4,268	299,870
T Rowe Price Group, Inc.	38,409	4,682,825
Virtus Investment Partners, Inc.	850	210,783

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
WisdomTree, Inc. (b)	20,237	$185,978
		170,596,309
CHEMICALS — 1.6%
AdvanSix, Inc.	5,627	160,932
Air Products & Chemicals, Inc.	37,784	9,153,930
Albemarle Corp. (b)	20,333	2,678,669
Arcadium Lithium PLC (a) (b)	175,152	754,905
Ashland, Inc.	9,401	915,375
Avient Corp.	13,784	598,226
Axalta Coating Systems Ltd. (a)	38,000	1,306,820
Balchem Corp.	5,464	846,647
Cabot Corp.	9,803	903,837
Celanese Corp.	17,186	2,953,586
CF Industries Holdings, Inc.	33,000	2,745,930
Chemours Co. (b)	27,581	724,277
Corteva, Inc.	120,176	6,930,550
Dow, Inc.	120,179	6,961,970
DuPont de Nemours, Inc.	73,305	5,620,294
Eastman Chemical Co.	20,274	2,031,860
Ecolab, Inc.	42,566	9,828,489
FMC Corp. (b)	21,892	1,394,520
Hawkins, Inc.	3,782	290,458
HB Fuller Co.	9,124	727,548
Ingevity Corp. (a)	6,939	330,990
Innospec, Inc.	4,430	571,204
International Flavors & Fragrances, Inc.	42,070	3,617,599
Koppers Holdings, Inc.	2,994	165,179
Linde PLC	82,688	38,393,692
LyondellBasell Industries NV Class A	43,692	4,468,818
Mativ Holdings, Inc.	9,722	182,288
Minerals Technologies, Inc.	5,694	428,644
Mosaic Co.	58,946	1,913,387
NewMarket Corp.	1,137	721,563
Olin Corp.	20,861	1,226,627
PPG Industries, Inc.	40,255	5,832,950
Quaker Chemical Corp. (b)	2,336	479,464
RPM International, Inc.	22,598	2,688,032
Scotts Miracle-Gro Co. (b)	7,092	528,992
Sensient Technologies Corp.	7,441	514,843
Sherwin-Williams Co.	40,122	13,935,574
Stepan Co.	2,998	269,940
Westlake Corp.	5,830	890,824
		134,689,433
COMMERCIAL SERVICES & SUPPLIES — 0.7%
ABM Industries, Inc.	11,148	497,424
Brady Corp. Class A	8,427	499,553
Brink's Co.	8,521	787,170
Cintas Corp.	14,818	10,180,410
Clean Harbors, Inc. (a)	8,449	1,700,868
Copart, Inc. (a)	148,489	8,600,483
CoreCivic, Inc. (a)	23,690	369,801
Deluxe Corp.	8,685	178,824
Enviri Corp. (a)	14,372	131,504
Security Description	Shares	Value
GEO Group, Inc. (a) (b)	23,785	$335,844
Healthcare Services Group, Inc. (a)	12,665	158,059
HNI Corp.	7,508	338,836
Interface, Inc.	11,421	192,101
Liquidity Services, Inc. (a)	4,623	85,988
Matthews International Corp. Class A	5,742	178,461
MillerKnoll, Inc. (b)	11,067	274,019
MSA Safety, Inc.	5,828	1,128,242
OPENLANE, Inc. (a)	21,730	375,929
Pitney Bowes, Inc. (b)	29,446	127,501
Republic Services, Inc.	35,745	6,843,023
Rollins, Inc.	48,043	2,222,950
Stericycle, Inc. (a)	15,445	814,724
Tetra Tech, Inc.	9,529	1,760,102
UniFirst Corp.	2,598	450,571
Veralto Corp.	37,491	3,323,952
Vestis Corp.	22,478	433,151
Viad Corp. (a)	3,004	118,628
Waste Management, Inc.	62,925	13,412,464
		55,520,582
COMMUNICATIONS EQUIPMENT — 0.8%
ADTRAN Holdings, Inc. (b)	9,344	50,831
Arista Networks, Inc. (a)	42,757	12,398,675
Calix, Inc. (a)	9,476	314,224
Ciena Corp. (a)	26,353	1,303,156
Cisco Systems, Inc.	690,890	34,482,320
Digi International, Inc. (a)	5,279	168,558
Extreme Networks, Inc. (a)	21,876	252,449
F5, Inc. (a)	10,574	2,004,725
Harmonic, Inc. (a)	22,019	295,935
Juniper Networks, Inc.	56,047	2,077,102
Lumentum Holdings, Inc. (a)	12,942	612,804
Motorola Solutions, Inc.	28,620	10,159,528
NetScout Systems, Inc. (a)	12,189	266,208
Viasat, Inc. (a) (b)	10,082	182,383
Viavi Solutions, Inc. (a)	39,420	358,328
		64,927,226
CONSTRUCTION & ENGINEERING — 0.2%
AECOM	23,672	2,321,750
Arcosa, Inc.	8,110	696,325
Comfort Systems USA, Inc.	5,796	1,841,447
Dycom Industries, Inc. (a)	5,440	780,803
EMCOR Group, Inc.	8,061	2,822,962
Fluor Corp. (a)	29,042	1,227,896
Granite Construction, Inc.	8,776	501,373
MasTec, Inc. (a)	9,882	921,496
MDU Resources Group, Inc.	35,040	883,008
MYR Group, Inc. (a)	2,778	491,012
Quanta Services, Inc.	24,166	6,278,327
Valmont Industries, Inc.	2,726	622,291
		19,388,690

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	5,923	$1,609,575
Knife River Corp. (a)	8,732	707,991
Martin Marietta Materials, Inc.	10,583	6,497,327
Vulcan Materials Co.	21,901	5,977,221
		14,792,114
CONSUMER FINANCE — 0.6%
Ally Financial, Inc.	46,380	1,882,564
American Express Co.	98,095	22,335,251
Bread Financial Holdings, Inc.	7,276	270,958
Capital One Financial Corp.	65,177	9,704,204
Discover Financial Services	42,674	5,594,135
Encore Capital Group, Inc. (a)	5,522	251,858
Enova International, Inc. (a)	4,694	294,924
EZCORP, Inc. Class A (a) (b)	9,240	104,689
FirstCash Holdings, Inc.	7,158	912,931
Green Dot Corp. Class A (a)	9,014	84,101
Navient Corp. (b)	10,281	178,889
PRA Group, Inc. (a)	7,904	206,136
PROG Holdings, Inc.	3,884	133,765
SLM Corp.	38,590	840,876
Synchrony Financial	71,490	3,082,649
World Acceptance Corp. (a)	478	69,301
		45,947,231
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.8%
Andersons, Inc.	5,552	318,518
BJ's Wholesale Club Holdings, Inc. (a)	22,142	1,675,042
Casey's General Stores, Inc.	5,894	1,876,944
Chefs' Warehouse, Inc. (a) (b)	3,653	137,572
Costco Wholesale Corp.	75,535	55,339,207
Dollar General Corp.	37,393	5,835,552
Dollar Tree, Inc. (a)	36,702	4,886,871
Grocery Outlet Holding Corp. (a)	12,642	363,837
Kroger Co.	112,313	6,416,442
Performance Food Group Co. (a)	26,536	1,980,647
PriceSmart, Inc.	3,462	290,808
SpartanNash Co.	5,882	118,875
Sprouts Farmers Market, Inc. (a)	20,244	1,305,333
Sysco Corp.	86,741	7,041,634
Target Corp.	78,277	13,871,467
U.S. Foods Holding Corp. (a)	35,483	1,915,018
United Natural Foods, Inc. (a)	9,452	108,604
Walgreens Boots Alliance, Inc.	122,411	2,655,095
Walmart, Inc.	731,996	44,044,199
		150,181,665
CONTAINERS & PACKAGING — 0.3%
Amcor PLC	246,534	2,344,538
AptarGroup, Inc.	10,935	1,573,437
Avery Dennison Corp.	14,047	3,135,993
Ball Corp.	55,326	3,726,759
Berry Global Group, Inc.	20,548	1,242,743
Crown Holdings, Inc.	20,648	1,636,561
Graphic Packaging Holding Co.	52,979	1,545,927
Security Description	Shares	Value
Greif, Inc. Class A	2,850	$196,793
International Paper Co.	59,007	2,302,453
Myers Industries, Inc.	5,649	130,887
O-I Glass, Inc. (a)	26,415	438,225
Packaging Corp. of America	16,098	3,055,078
Sealed Air Corp.	26,474	984,833
Silgan Holdings, Inc.	13,839	672,022
Sonoco Products Co.	17,519	1,013,299
Westrock Co.	45,035	2,226,981
		26,226,529
DISTRIBUTORS — 0.1%
Genuine Parts Co.	24,372	3,775,954
LKQ Corp.	47,646	2,544,773
Pool Corp.	6,574	2,652,609
		8,973,336
DIVERSIFIED CONSUMER SERVICES — 0.1%
Adtalem Global Education, Inc. (a)	8,508	437,311
Frontdoor, Inc. (a)	14,098	459,313
Graham Holdings Co. Class B	586	449,860
Grand Canyon Education, Inc. (a)	5,118	697,123
H&R Block, Inc.	24,526	1,204,472
Mister Car Wash, Inc. (a) (b)	13,610	105,477
Perdoceo Education Corp.	12,194	214,127
Service Corp. International	25,234	1,872,615
Strategic Education, Inc.	4,290	446,675
Stride, Inc. (a)	6,977	439,900
		6,326,873
DIVERSIFIED REITs — 0.0% (e)
Alexander & Baldwin, Inc. REIT	11,505	189,487
American Assets Trust, Inc. REIT	8,632	189,127
Armada Hoffler Properties, Inc. REIT	9,385	97,604
Essential Properties Realty Trust, Inc. REIT	19,060	508,140
Global Net Lease, Inc. REIT	16,164	125,594
WP Carey, Inc. REIT	36,591	2,065,196
		3,175,148
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
AT&T, Inc.	1,212,513	21,340,229
ATN International, Inc.	2,773	87,363
Cogent Communications Holdings, Inc. (b)	7,393	482,985
Consolidated Communications Holdings, Inc. (a)	12,476	53,896
Frontier Communications Parent, Inc. (a)	38,200	935,900
Iridium Communications, Inc.	22,290	583,107
Lumen Technologies, Inc. (a) (b)	169,113	263,816
Shenandoah Telecommunications Co. (b)	8,443	146,655
Verizon Communications, Inc.	716,453	30,062,368
		53,956,319

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
ELECTRIC UTILITIES — 1.4%
ALLETE, Inc.	9,076	$541,292
Alliant Energy Corp.	42,798	2,157,019
American Electric Power Co., Inc.	88,222	7,595,914
Constellation Energy Corp.	55,449	10,249,748
Duke Energy Corp.	131,680	12,734,773
Edison International	63,971	4,524,669
Entergy Corp.	34,532	3,649,342
Evergy, Inc.	39,106	2,087,478
Eversource Energy	57,683	3,447,713
Exelon Corp.	166,640	6,260,665
FirstEnergy Corp.	88,052	3,400,568
IDACORP, Inc. (b)	8,391	779,440
MGE Energy, Inc.	6,198	487,906
NextEra Energy, Inc.	349,968	22,366,455
NRG Energy, Inc.	41,272	2,793,702
OGE Energy Corp.	34,736	1,191,445
Otter Tail Corp. (b)	7,190	621,216
PG&E Corp.	357,537	5,992,320
Pinnacle West Capital Corp.	19,864	1,484,437
PNM Resources, Inc.	14,198	534,413
Portland General Electric Co.	15,447	648,774
PPL Corp.	129,650	3,569,264
Southern Co.	186,469	13,377,286
Xcel Energy, Inc.	94,429	5,075,559
		115,571,398
ELECTRICAL EQUIPMENT — 0.7%
Acuity Brands, Inc.	5,288	1,421,044
AMETEK, Inc.	38,985	7,130,357
Eaton Corp. PLC	68,104	21,294,759
Emerson Electric Co.	97,696	11,080,680
Encore Wire Corp. (b)	3,004	789,391
EnerSys	7,426	701,460
Generac Holdings, Inc. (a)	10,676	1,346,671
nVent Electric PLC	27,611	2,081,869
Powell Industries, Inc.	1,808	257,278
Regal Rexnord Corp.	11,962	2,154,356
Rockwell Automation, Inc.	19,916	5,802,128
Sensata Technologies Holding PLC	26,000	955,240
SunPower Corp. (a) (b)	14,298	42,894
Sunrun, Inc. (a) (b)	36,477	480,767
Vicor Corp. (a)	3,186	121,833
		55,660,727
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.8%
Advanced Energy Industries, Inc.	6,457	658,485
Amphenol Corp. Class A	101,924	11,756,933
Arlo Technologies, Inc. (a)	12,947	163,780
Arrow Electronics, Inc. (a)	9,535	1,234,401
Avnet, Inc.	16,773	831,605
Badger Meter, Inc.	5,109	826,687
Belden, Inc.	6,912	640,120
Benchmark Electronics, Inc.	5,955	178,710
Security Description	Shares	Value
CDW Corp.	22,894	$5,855,827
Cognex Corp.	30,352	1,287,532
Coherent Corp. (a)	20,496	1,242,468
Corning, Inc.	129,988	4,284,404
Crane NXT Co. (b)	8,371	518,165
CTS Corp.	5,568	260,527
ePlus, Inc. (a)	5,300	416,262
Fabrinet (a)	5,922	1,119,376
Hubbell, Inc.	9,318	3,867,436
Insight Enterprises, Inc. (a) (b)	4,767	884,374
IPG Photonics Corp. (a)	5,804	526,365
Itron, Inc. (a)	6,964	644,309
Jabil, Inc.	21,790	2,918,770
Keysight Technologies, Inc. (a)	30,340	4,744,569
Knowles Corp. (a) (b)	16,086	258,985
Littelfuse, Inc.	4,425	1,072,399
Methode Electronics, Inc.	5,854	71,302
Novanta, Inc. (a)	5,936	1,037,435
OSI Systems, Inc. (a)	2,806	400,753
PC Connection, Inc.	2,189	144,321
Plexus Corp. (a)	5,092	482,823
Rogers Corp. (a)	2,908	345,151
Sanmina Corp. (a)	11,523	716,500
ScanSource, Inc. (a)	5,628	247,857
TD SYNNEX Corp.	7,237	818,505
TE Connectivity Ltd.	53,700	7,799,388
Teledyne Technologies, Inc. (a)	7,846	3,368,445
Trimble, Inc. (a)	43,293	2,786,337
TTM Technologies, Inc. (a)	17,574	275,033
Vishay Intertechnology, Inc. (b)	23,151	525,065
Vontier Corp.	24,570	1,114,495
Zebra Technologies Corp. Class A (a)	9,167	2,763,300
		69,089,199
ENERGY EQUIPMENT & SERVICES — 0.4%
Archrock, Inc. (b)	16,986	334,115
Baker Hughes Co.	172,655	5,783,942
Bristow Group, Inc. (a)	4,619	125,637
ChampionX Corp.	33,550	1,204,110
Core Laboratories, Inc.	7,732	132,063
Dril-Quip, Inc. (a)	5,673	127,813
Halliburton Co.	150,904	5,948,636
Helix Energy Solutions Group, Inc. (a)	24,367	264,138
Helmerich & Payne, Inc.	19,318	812,515
Liberty Energy, Inc.	26,500	549,080
Nabors Industries Ltd. (a) (b)	1,340	115,414
NOV, Inc.	67,349	1,314,652
Oceaneering International, Inc. (a) (b)	17,629	412,519
Patterson-UTI Energy, Inc.	54,109	646,061
ProPetro Holding Corp. (a)	14,598	117,952
RPC, Inc. (b)	12,391	95,906
Schlumberger NV	242,925	13,314,719
U.S. Silica Holdings, Inc. (a)	16,249	201,650
Valaris Ltd. (a)	10,380	781,199

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Weatherford International PLC (a)	12,350	$1,425,437
		33,707,558
ENTERTAINMENT — 1.2%
Cinemark Holdings, Inc. (a) (b)	19,590	352,032
Electronic Arts, Inc.	42,198	5,598,409
Live Nation Entertainment, Inc. (a) (b)	24,540	2,595,596
Madison Square Garden Sports Corp. (a)	3,043	561,494
Marcus Corp. (b)	3,123	44,534
Netflix, Inc. (a)	74,665	45,346,294
Take-Two Interactive Software, Inc. (a) (b)	27,276	4,050,213
TKO Group Holdings, Inc.	8,099	699,835
Walt Disney Co.	311,753	38,146,097
Warner Bros Discovery, Inc. (a)	372,612	3,252,903
		100,647,407
FINANCIAL SERVICES — 4.1%
Berkshire Hathaway, Inc. Class B (a)	310,299	130,486,936
BM Technologies, Inc. (a)	11	18
Corpay, Inc. (a)	12,650	3,903,031
Equitable Holdings, Inc.	54,241	2,061,700
Essent Group Ltd.	17,700	1,053,327
Euronet Worldwide, Inc. (a)	8,779	965,075
EVERTEC, Inc. (b)	10,334	412,327
Fidelity National Information Services, Inc.	101,058	7,496,482
Fiserv, Inc. (a)	102,379	16,362,212
Global Payments, Inc.	44,353	5,928,222
Jack Henry & Associates, Inc.	13,109	2,277,427
Jackson Financial, Inc. Class A	10,186	673,702
Mastercard, Inc. Class A	141,223	68,008,760
MGIC Investment Corp.	47,293	1,057,471
Mr Cooper Group, Inc. (a)	12,428	968,763
NCR Atleos Corp. (a)	11,252	222,227
NMI Holdings, Inc. Class A (a)	10,558	341,446
Payoneer Global, Inc. (a)	34,313	166,761
PayPal Holdings, Inc. (a)	183,864	12,317,049
Radian Group, Inc. (b)	27,099	907,004
Visa, Inc. Class A	271,922	75,887,992
Voya Financial, Inc.	18,660	1,379,347
Walker & Dunlop, Inc.	5,046	509,949
Western Union Co.	69,886	977,006
WEX, Inc. (a)	7,586	1,801,903
		336,166,137
FOOD PRODUCTS — 0.8%
Archer-Daniels-Midland Co.	90,985	5,714,768
B&G Foods, Inc. (b)	7,478	85,548
Bunge Global SA	25,720	2,636,814
Calavo Growers, Inc.	2,938	81,706
Cal-Maine Foods, Inc. (b)	6,200	364,870
Campbell Soup Co.	36,432	1,619,402
Conagra Brands, Inc.	82,670	2,450,339
Security Description	Shares	Value
Darling Ingredients, Inc. (a)	28,052	$1,304,699
Flowers Foods, Inc.	30,840	732,450
Fresh Del Monte Produce, Inc.	5,740	148,723
General Mills, Inc.	99,120	6,935,427
Hain Celestial Group, Inc. (a)	14,428	113,404
Hershey Co.	25,202	4,901,789
Hormel Foods Corp.	48,718	1,699,771
Ingredion, Inc.	11,394	1,331,389
J & J Snack Foods Corp.	2,597	375,422
J M Smucker Co.	18,074	2,274,974
John B Sanfilippo & Son, Inc.	850	90,032
Kellanova	43,767	2,507,412
Kraft Heinz Co.	137,266	5,065,115
Lamb Weston Holdings, Inc.	25,423	2,708,312
Lancaster Colony Corp.	2,742	569,322
McCormick & Co., Inc.	42,538	3,267,344
Mondelez International, Inc. Class A	232,540	16,277,800
Pilgrim's Pride Corp. (a)	8,560	293,779
Post Holdings, Inc. (a)	8,706	925,274
Simply Good Foods Co. (a)	14,564	495,613
Tootsie Roll Industries, Inc.	3,268	104,696
TreeHouse Foods, Inc. (a)	9,693	377,542
Tyson Foods, Inc. Class A	49,936	2,932,741
WK Kellogg Co. (b)	490	9,212
		68,395,689
GAS UTILITIES — 0.1%
Atmos Energy Corp.	25,419	3,021,557
Chesapeake Utilities Corp. (b)	2,792	299,582
National Fuel Gas Co.	15,091	810,689
New Jersey Resources Corp.	15,223	653,219
Northwest Natural Holding Co.	5,574	207,464
ONE Gas, Inc.	9,178	592,256
Southwest Gas Holdings, Inc. (b)	8,942	680,755
Spire, Inc.	8,866	544,106
UGI Corp.	35,460	870,188
		7,679,816
GROUND TRANSPORTATION — 1.2%
ArcBest Corp.	4,872	694,260
Avis Budget Group, Inc. (b)	3,303	404,485
CSX Corp.	337,038	12,493,999
Heartland Express, Inc.	8,686	103,711
Hertz Global Holdings, Inc. (a) (b)	27,600	216,108
JB Hunt Transport Services, Inc.	14,567	2,902,475
Knight-Swift Transportation Holdings, Inc.	29,624	1,629,912
Landstar System, Inc.	6,532	1,259,108
Marten Transport Ltd.	9,506	175,671
Norfolk Southern Corp.	38,770	9,881,310
Old Dominion Freight Line, Inc.	30,714	6,735,887
RXO, Inc. (a)	16,579	362,583
Ryder System, Inc.	7,587	911,882
Saia, Inc. (a)	4,630	2,708,550
Uber Technologies, Inc. (a)	350,919	27,017,254

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Union Pacific Corp.	104,173	$25,619,266
Werner Enterprises, Inc.	9,416	368,354
XPO, Inc. (a)	19,879	2,425,834
		95,910,649
HEALTH CARE EQUIPMENT & SUPPLIES — 2.5%
Abbott Laboratories	296,676	33,720,194
Align Technology, Inc. (a)	12,354	4,051,124
Artivion, Inc. (a) (b)	6,204	131,277
Avanos Medical, Inc. (a)	8,293	165,114
Baxter International, Inc.	86,778	3,708,892
Becton Dickinson & Co.	49,133	12,157,961
Boston Scientific Corp. (a)	250,332	17,145,239
CONMED Corp. (b)	4,988	399,439
Cooper Cos., Inc.	32,763	3,324,134
Dentsply Sirona, Inc.	37,544	1,246,085
Dexcom, Inc. (a)	65,918	9,142,827
Edwards Lifesciences Corp. (a)	103,420	9,882,815
Embecta Corp.	9,780	129,781
Enovis Corp. (a)	6,172	385,441
Envista Holdings Corp. (a)	27,371	585,192
GE HealthCare Technologies, Inc.	66,753	6,068,515
Glaukos Corp. (a) (b)	7,136	672,853
Globus Medical, Inc. Class A (a) (b)	18,693	1,002,692
Haemonetics Corp. (a)	8,423	718,903
Hologic, Inc. (a)	43,419	3,384,945
ICU Medical, Inc. (a) (b)	2,876	308,652
IDEXX Laboratories, Inc. (a)	14,193	7,663,226
Inari Medical, Inc. (a)	9,412	451,588
Insulet Corp. (a)	12,010	2,058,514
Integer Holdings Corp. (a)	5,502	641,973
Integra LifeSciences Holdings Corp. (a)	12,309	436,354
Intuitive Surgical, Inc. (a)	60,300	24,065,127
Lantheus Holdings, Inc. (a)	11,324	704,806
LeMaitre Vascular, Inc.	2,835	188,131
LivaNova PLC (a)	8,873	496,356
Masimo Corp. (a)	7,961	1,169,073
Medtronic PLC	228,603	19,922,751
Merit Medical Systems, Inc. (a)	8,505	644,254
Neogen Corp. (a) (b)	30,193	476,446
Omnicell, Inc. (a)	6,396	186,955
OraSure Technologies, Inc. (a)	7,965	48,985
Penumbra, Inc. (a)	5,939	1,325,466
QuidelOrtho Corp. (a) (b)	10,363	496,802
ResMed, Inc.	24,811	4,913,322
Shockwave Medical, Inc. (a)	5,970	1,944,011
Spectrum Pharmaceuticals, Inc. (a)	22	2
STAAR Surgical Co. (a)	7,782	297,895
STERIS PLC	16,933	3,806,877
Stryker Corp.	57,668	20,637,647
Tandem Diabetes Care, Inc. (a) (b)	10,580	374,638
Teleflex, Inc.	7,877	1,781,541
Security Description	Shares	Value
UFP Technologies, Inc. (a)	1,100	$277,420
Varex Imaging Corp. (a) (b)	6,575	119,007
Zimmer Biomet Holdings, Inc.	35,351	4,665,625
		208,126,867
HEALTH CARE PROVIDERS & SERVICES — 2.6%
Acadia Healthcare Co., Inc. (a)	15,373	1,217,849
AdaptHealth Corp. (a)	16,407	188,845
Addus HomeCare Corp. (a)	2,581	266,720
Agiliti, Inc. (a)	5,722	57,907
Amedisys, Inc. (a)	5,118	471,675
AMN Healthcare Services, Inc. (a)	7,246	452,947
Astrana Health, Inc. (a) (b)	3,371	141,548
Cardinal Health, Inc.	42,050	4,705,395
Cencora, Inc.	28,499	6,924,972
Centene Corp. (a)	92,505	7,259,792
Chemed Corp.	2,598	1,667,734
Cigna Group	49,936	18,136,256
CorVel Corp. (a) (b)	1,109	291,623
Cross Country Healthcare, Inc. (a)	5,529	103,503
CVS Health Corp.	220,805	17,611,407
DaVita, Inc. (a)	9,297	1,283,451
Elevance Health, Inc.	40,267	20,880,050
Encompass Health Corp.	17,359	1,433,506
Enhabit, Inc. (a)	8,500	99,025
Ensign Group, Inc. (b)	8,915	1,109,204
Fulgent Genetics, Inc. (a)	2,217	48,109
HCA Healthcare, Inc.	33,794	11,271,313
HealthEquity, Inc. (a)	12,805	1,045,272
Henry Schein, Inc. (a)	23,792	1,796,772
Humana, Inc.	21,035	7,293,255
Laboratory Corp. of America Holdings	14,535	3,175,316
McKesson Corp.	22,676	12,173,611
ModivCare, Inc. (a) (b)	2,228	52,247
Molina Healthcare, Inc. (a)	10,190	4,186,358
National HealthCare Corp.	2,321	219,358
NeoGenomics, Inc. (a) (b)	21,062	331,095
OmniAb, Inc. (a) (b) (f)	1,881	—
Option Care Health, Inc. (a)	30,781	1,032,395
Owens & Minor, Inc. (a)	12,748	353,247
Patterson Cos., Inc. (b)	15,140	418,621
Pediatrix Medical Group, Inc. (a)	14,910	149,547
Premier, Inc. Class A	20,380	450,398
Privia Health Group, Inc. (a) (b)	15,990	313,244
Progyny, Inc. (a)	14,193	541,463
Quest Diagnostics, Inc.	19,268	2,564,763
R1 RCM, Inc. (a)	21,269	273,945
RadNet, Inc. (a)	6,746	328,260
Select Medical Holdings Corp.	18,443	556,056
Tenet Healthcare Corp. (a)	18,193	1,912,266
U.S. Physical Therapy, Inc. (b)	2,425	273,710
UnitedHealth Group, Inc.	157,750	78,038,925

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Universal Health Services, Inc. Class B	9,324	$1,701,257
		214,804,212
HEALTH CARE REITs — 0.2%
CareTrust REIT, Inc.	16,640	405,517
Community Healthcare Trust, Inc. REIT	3,559	94,491
Healthcare Realty Trust, Inc. REIT	56,775	803,366
Healthpeak Properties, Inc. REIT	112,896	2,116,800
LTC Properties, Inc. REIT	6,971	226,627
Medical Properties Trust, Inc. REIT (b)	94,047	442,021
Omega Healthcare Investors, Inc. REIT	39,631	1,255,114
Sabra Health Care REIT, Inc.	36,743	542,694
Universal Health Realty Income Trust REIT	1,715	62,958
Ventas, Inc. REIT	65,169	2,837,458
Welltower, Inc. REIT	94,440	8,824,474
		17,611,520
HEALTH CARE TECHNOLOGY — 0.0% (e)
Certara, Inc. (a)	18,140	324,343
Doximity, Inc. Class A (a)	20,448	550,256
HealthStream, Inc.	5,634	150,202
Schrodinger, Inc. (a) (b)	9,324	251,748
Simulations Plus, Inc. (b)	2,234	91,929
		1,368,478
HOTEL & RESORT REITs — 0.1%
Apple Hospitality REIT, Inc.	36,340	595,249
Chatham Lodging Trust REIT	8,129	82,184
DiamondRock Hospitality Co. REIT	38,131	366,439
Host Hotels & Resorts, Inc. REIT	120,256	2,486,894
Park Hotels & Resorts, Inc. REIT	40,803	713,644
Pebblebrook Hotel Trust REIT (b)	22,214	342,318
Service Properties Trust REIT	28,570	193,705
Summit Hotel Properties, Inc. REIT	18,336	119,367
Sunstone Hotel Investors, Inc. REIT	36,636	408,125
Xenia Hotels & Resorts, Inc. REIT	20,062	301,131
		5,609,056
HOTELS, RESTAURANTS & LEISURE — 2.1%
Airbnb, Inc. Class A (a)	72,890	12,023,934
Aramark	44,897	1,460,050
BJ's Restaurants, Inc. (a) (b)	5,040	182,347
Bloomin' Brands, Inc. (b)	14,634	419,703
Booking Holdings, Inc.	5,906	21,426,259
Boyd Gaming Corp.	13,610	916,225
Brinker International, Inc. (a) (b)	6,781	336,880
Caesars Entertainment, Inc. (a)	35,265	1,542,491
Security Description	Shares	Value
Carnival Corp. (a)	173,067	$2,827,915
Cheesecake Factory, Inc. (b)	7,217	260,895
Chipotle Mexican Grill, Inc. (a)	4,674	13,586,243
Choice Hotels International, Inc.	5,050	638,068
Churchill Downs, Inc.	11,782	1,458,023
Chuy's Holdings, Inc. (a)	3,196	107,801
Cracker Barrel Old Country Store, Inc. (b)	4,189	304,666
Darden Restaurants, Inc.	20,475	3,422,396
Dave & Buster's Entertainment, Inc. (a) (b)	6,093	381,422
Dine Brands Global, Inc.	2,438	113,318
Domino's Pizza, Inc.	6,255	3,107,984
Expedia Group, Inc. (a)	22,094	3,043,449
Golden Entertainment, Inc.	3,290	121,171
Hilton Grand Vacations, Inc. (a)	13,600	642,056
Hilton Worldwide Holdings, Inc.	43,776	9,337,859
Hyatt Hotels Corp. Class A	7,846	1,252,379
Jack in the Box, Inc.	3,679	251,938
Las Vegas Sands Corp.	62,960	3,255,032
Light & Wonder, Inc. (a)	15,523	1,584,743
Marriott International, Inc. Class A	42,017	10,601,309
Marriott Vacations Worldwide Corp. (b)	6,226	670,727
McDonald's Corp.	123,636	34,859,170
MGM Resorts International (a)	46,652	2,202,441
Monarch Casino & Resort, Inc. (b)	2,550	191,225
Norwegian Cruise Line Holdings Ltd. (a) (b)	72,767	1,523,013
Papa John's International, Inc. (b)	6,301	419,647
Penn Entertainment, Inc. (a) (b)	25,529	464,883
Planet Fitness, Inc. Class A (a)	14,686	919,784
Royal Caribbean Cruises Ltd. (a)	38,830	5,397,758
Sabre Corp. (a) (b)	50,274	121,663
Shake Shack, Inc. Class A (a)	5,890	612,737
Six Flags Entertainment Corp. (a) (b)	12,769	336,080
Starbucks Corp.	195,762	17,890,689
Texas Roadhouse, Inc.	11,354	1,753,852
Travel & Leisure Co.	15,073	737,974
Vail Resorts, Inc. (b)	6,630	1,477,363
Wendy's Co.	30,584	576,203
Wingstop, Inc.	5,170	1,894,288
Wyndham Hotels & Resorts, Inc.	14,188	1,088,929
Wynn Resorts Ltd.	17,058	1,743,839
Yum! Brands, Inc.	47,492	6,584,766
		176,073,587
HOUSEHOLD DURABLES — 0.6%
Cavco Industries, Inc. (a) (b)	1,694	676,008
Century Communities, Inc.	3,595	346,917
DR Horton, Inc.	52,282	8,603,003
Ethan Allen Interiors, Inc.	5,083	175,719
Garmin Ltd.	25,440	3,787,253

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Green Brick Partners, Inc. (a)	4,320	$260,194
Helen of Troy Ltd. (a) (b)	4,588	528,721
Installed Building Products, Inc. (b)	3,818	987,831
KB Home	15,256	1,081,345
La-Z-Boy, Inc. (b)	7,980	300,208
Leggett & Platt, Inc.	22,631	433,384
Lennar Corp. Class A	42,668	7,338,043
LGI Homes, Inc. (a)	2,785	324,090
M/I Homes, Inc. (a)	3,716	506,454
MDC Holdings, Inc.	9,760	614,002
Meritage Homes Corp.	6,109	1,071,885
Mohawk Industries, Inc. (a)	10,188	1,333,507
Newell Brands, Inc.	65,257	524,014
NVR, Inc. (a)	529	4,284,879
PulteGroup, Inc.	36,734	4,430,855
Sonos, Inc. (a) (b)	21,935	418,081
Taylor Morrison Home Corp. (a)	18,346	1,140,571
Tempur Sealy International, Inc.	32,035	1,820,229
Toll Brothers, Inc.	19,578	2,532,806
TopBuild Corp. (a)	5,556	2,448,696
Tri Pointe Homes, Inc. (a)	16,493	637,619
Whirlpool Corp. (b)	9,364	1,120,215
Worthington Enterprises, Inc. (b)	6,040	375,869
		48,102,398
HOUSEHOLD PRODUCTS — 1.1%
Central Garden & Pet Co. (a) (b)	2,357	100,950
Central Garden & Pet Co. Class A (a)	9,378	346,236
Church & Dwight Co., Inc.	41,852	4,365,582
Clorox Co.	21,128	3,234,908
Colgate-Palmolive Co.	142,212	12,806,191
Energizer Holdings, Inc.	9,977	293,723
Kimberly-Clark Corp.	57,968	7,498,161
Procter & Gamble Co.	401,908	65,209,573
WD-40 Co. (b)	2,436	617,063
		94,472,387
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	114,352	2,050,331
Clearway Energy, Inc. Class A	5,910	127,124
Clearway Energy, Inc. Class C	14,130	325,697
Ormat Technologies, Inc.	7,868	520,783
Vistra Corp.	58,996	4,109,071
		7,133,006
INDUSTRIAL CONGLOMERATES — 0.8%
3M Co.	95,436	10,122,897
General Electric Co.	184,893	32,454,268
Honeywell International, Inc.	112,426	23,075,436
		65,652,601
INDUSTRIAL REITs — 0.3%
EastGroup Properties, Inc. REIT	7,064	1,269,895
First Industrial Realty Trust, Inc. REIT	22,548	1,184,672
Security Description	Shares	Value
Innovative Industrial Properties, Inc. REIT	4,119	$426,481
LXP Industrial Trust REIT	45,197	407,677
Prologis, Inc. REIT	156,577	20,389,457
Rexford Industrial Realty, Inc. REIT (b)	35,318	1,776,496
STAG Industrial, Inc. REIT	30,816	1,184,567
		26,639,245
INSURANCE — 2.3%
Aflac, Inc.	92,419	7,935,095
Allstate Corp.	44,729	7,738,564
Ambac Financial Group, Inc. (a)	7,962	124,446
American Equity Investment Life Holding Co. (a)	10,685	600,711
American Financial Group, Inc.	11,792	1,609,372
American International Group, Inc.	119,713	9,357,965
AMERISAFE, Inc.	2,938	147,399
Aon PLC Class A	34,108	11,382,522
Arch Capital Group Ltd. (a)	63,300	5,851,452
Arthur J Gallagher & Co.	36,803	9,202,222
Assurant, Inc.	9,004	1,694,913
Assured Guaranty Ltd.	9,306	811,949
Brighthouse Financial, Inc. (a)	9,092	468,602
Brown & Brown, Inc.	39,223	3,433,581
Chubb Ltd.	70,220	18,196,109
Cincinnati Financial Corp.	26,011	3,229,786
CNO Financial Group, Inc.	23,174	636,822
Employers Holdings, Inc.	5,764	261,628
Erie Indemnity Co. Class A	4,386	1,761,286
Everest Group Ltd.	7,175	2,852,063
Fidelity National Financial, Inc.	44,170	2,345,427
First American Financial Corp.	18,120	1,106,226
Genworth Financial, Inc. Class A (a)	80,563	518,020
Globe Life, Inc.	14,591	1,697,955
Goosehead Insurance, Inc. Class A (a) (b)	4,138	275,674
Hanover Insurance Group, Inc.	6,162	839,080
Hartford Financial Services Group, Inc.	52,326	5,392,194
HCI Group, Inc. (b)	1,056	122,580
Horace Mann Educators Corp.	6,562	242,728
Kemper Corp.	9,701	600,686
Kinsale Capital Group, Inc.	3,705	1,944,162
Lincoln National Corp.	30,232	965,308
Loews Corp.	31,556	2,470,519
Marsh & McLennan Cos., Inc.	84,387	17,382,034
Mercury General Corp.	4,680	241,488
MetLife, Inc.	107,988	8,002,991
Old Republic International Corp.	48,913	1,502,607
Palomar Holdings, Inc. (a)	3,479	291,645
Primerica, Inc.	5,929	1,499,800
Principal Financial Group, Inc.	38,048	3,283,923
ProAssurance Corp. (a)	10,901	140,187
Progressive Corp.	99,714	20,622,849

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Prudential Financial, Inc.	61,984	$7,276,922
Reinsurance Group of America, Inc.	11,322	2,183,787
RenaissanceRe Holdings Ltd.	8,753	2,057,218
RLI Corp.	7,102	1,054,434
Safety Insurance Group, Inc.	2,826	232,269
Selective Insurance Group, Inc.	9,479	1,034,822
SiriusPoint Ltd. (a) (b)	14,569	185,172
Stewart Information Services Corp.	3,719	241,958
Travelers Cos., Inc.	39,102	8,998,934
Trupanion, Inc. (a) (b)	5,200	143,572
United Fire Group, Inc.	2,994	65,179
Unum Group	31,252	1,676,982
W R Berkley Corp.	36,211	3,202,501
Willis Towers Watson PLC	17,624	4,846,600
		191,984,920
INTERACTIVE MEDIA & SERVICES — 5.7%
Alphabet, Inc. Class A (a)	1,009,344	152,340,290
Alphabet, Inc. Class C (a)	842,987	128,353,201
Cargurus, Inc. (a) (b)	14,886	343,569
Cars.com, Inc. (a)	10,868	186,712
Match Group, Inc. (a)	47,176	1,711,545
Meta Platforms, Inc. Class A	375,939	182,548,460
QuinStreet, Inc. (a) (b)	8,038	141,951
Shutterstock, Inc. (b)	3,847	176,231
TripAdvisor, Inc. (a) (b)	16,957	471,235
Yelp, Inc. (a)	9,934	391,400
Ziff Davis, Inc. (a)	7,036	443,549
ZoomInfo Technologies, Inc. (a)	46,681	748,296
		467,856,439
IT SERVICES — 1.1%
Accenture PLC Class A	107,093	37,119,505
Akamai Technologies, Inc. (a)	25,733	2,798,721
Cognizant Technology Solutions Corp. Class A	86,385	6,331,157
DXC Technology Co. (a)	33,081	701,648
EPAM Systems, Inc. (a)	9,668	2,669,915
Gartner, Inc. (a)	13,409	6,391,668
GoDaddy, Inc. Class A (a)	25,079	2,976,376
International Business Machines Corp.	155,803	29,752,141
Kyndryl Holdings, Inc. (a)	30,795	670,099
Perficient, Inc. (a)	5,533	311,452
VeriSign, Inc. (a)	15,310	2,901,398
		92,624,080
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Brunswick Corp.	11,764	1,135,461
Hasbro, Inc.	22,339	1,262,600
Mattel, Inc. (a)	60,245	1,193,454
Polaris, Inc.	10,039	1,005,105
Sturm Ruger & Co., Inc. (b)	2,908	134,204
Topgolf Callaway Brands Corp. (a)	17,559	283,929
Vista Outdoor, Inc. (a) (b)	10,164	333,176
Security Description	Shares	Value
YETI Holdings, Inc. (a) (b)	13,284	$512,098
		5,860,027
LIFE SCIENCES TOOLS & SERVICES — 1.4%
Agilent Technologies, Inc.	49,903	7,261,386
Azenta, Inc. (a) (b)	10,234	616,906
BioLife Solutions, Inc. (a) (b)	5,286	98,055
Bio-Rad Laboratories, Inc. Class A (a)	3,259	1,127,190
Bio-Techne Corp.	27,100	1,907,569
Bruker Corp.	17,298	1,624,974
Charles River Laboratories International, Inc. (a)	8,548	2,316,081
Cytek Biosciences, Inc. (a) (b)	13,810	92,665
Danaher Corp.	112,371	28,061,286
Fortrea Holdings, Inc. (a)	16,335	655,687
Illumina, Inc. (a)	27,110	3,722,745
IQVIA Holdings, Inc. (a)	31,214	7,893,708
Medpace Holdings, Inc. (a)	4,025	1,626,704
Mesa Laboratories, Inc. (b)	570	62,546
Mettler-Toledo International, Inc. (a)	3,640	4,845,896
Repligen Corp. (a)	8,097	1,489,200
Revvity, Inc.	21,889	2,298,345
Sotera Health Co. (a) (b)	16,879	202,717
Thermo Fisher Scientific, Inc.	65,971	38,343,005
Waters Corp. (a)	10,065	3,464,675
West Pharmaceutical Services, Inc.	12,609	4,989,507
		112,700,847
MACHINERY — 2.1%
3D Systems Corp. (a) (b)	23,279	103,359
AGCO Corp.	10,490	1,290,480
Alamo Group, Inc.	1,867	426,292
Albany International Corp. Class A	5,346	499,904
Astec Industries, Inc.	3,515	153,641
Barnes Group, Inc.	8,439	313,509
Caterpillar, Inc.	87,145	31,932,542
Chart Industries, Inc. (a) (b)	6,093	1,003,639
Crane Co.	8,371	1,131,173
Cummins, Inc.	22,615	6,663,510
Deere & Co.	45,707	18,773,693
Donaldson Co., Inc.	21,497	1,605,396
Dover Corp.	24,535	4,347,357
Enerpac Tool Group Corp.	10,924	389,550
Enpro, Inc.	3,348	565,042
Esab Corp.	9,685	1,070,870
ESCO Technologies, Inc.	4,630	495,642
Federal Signal Corp.	10,441	886,128
Flowserve Corp.	23,133	1,056,715
Fortive Corp.	58,107	4,998,364
Franklin Electric Co., Inc.	6,926	739,766
Graco, Inc.	28,700	2,682,302
Greenbrier Cos., Inc.	5,576	290,510
Hillenbrand, Inc. (b)	12,904	648,942

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
IDEX Corp.	13,025	$3,178,360
Illinois Tool Works, Inc.	46,999	12,611,242
Ingersoll Rand, Inc.	69,165	6,567,217
ITT, Inc.	15,050	2,047,251
John Bean Technologies Corp.	5,406	567,035
Kennametal, Inc. (b)	14,375	358,513
Lincoln Electric Holdings, Inc.	10,230	2,613,151
Lindsay Corp.	2,026	238,379
Middleby Corp. (a)	9,820	1,578,958
Mueller Industries, Inc.	19,408	1,046,673
Nordson Corp.	8,737	2,398,656
Oshkosh Corp.	11,682	1,456,862
Otis Worldwide Corp.	69,574	6,906,611
PACCAR, Inc.	88,257	10,934,160
Parker-Hannifin Corp.	22,198	12,337,426
Pentair PLC	28,584	2,442,217
Proto Labs, Inc. (a)	4,718	168,669
RBC Bearings, Inc. (a)	5,020	1,357,157
Snap-on, Inc.	9,470	2,805,203
SPX Technologies, Inc. (a)	7,794	959,675
Standex International Corp.	2,607	475,048
Stanley Black & Decker, Inc.	26,881	2,632,456
Tennant Co.	2,898	352,426
Terex Corp.	12,594	811,054
Timken Co.	11,719	1,024,592
Titan International, Inc. (a)	10,737	133,783
Toro Co.	18,357	1,682,052
Trinity Industries, Inc.	14,312	398,589
Wabash National Corp. (b)	9,567	286,436
Watts Water Technologies, Inc. Class A	4,896	1,040,645
Westinghouse Air Brake Technologies Corp.	30,525	4,446,882
Xylem, Inc.	41,171	5,320,940
		173,246,644
MARINE — 0.0% (e)
Kirby Corp. (a)	9,460	901,727
Matson, Inc.	5,973	671,365
		1,573,092
MEDIA — 0.6%
AMC Networks, Inc. Class A (a) (b)	4,717	57,217
Cable One, Inc. (b)	776	328,349
Charter Communications, Inc. Class A (a)	17,147	4,983,433
Comcast Corp. Class A	684,878	29,689,461
EchoStar Corp. Class A (a) (b)	15,131	215,617
EW Scripps Co. Class A (a)	11,447	44,987
Fox Corp. Class A	43,369	1,356,149
Fox Corp. Class B	25,823	739,054
Interpublic Group of Cos., Inc.	67,129	2,190,419
John Wiley & Sons, Inc. Class A	7,576	288,873
New York Times Co. Class A	24,885	1,075,530
News Corp. Class A	67,268	1,761,076
News Corp. Class B (b)	20,865	564,607
Security Description	Shares	Value
Nexstar Media Group, Inc. (b)	5,506	$948,629
Omnicom Group, Inc.	33,725	3,263,231
Paramount Global Class B	82,319	968,895
Scholastic Corp.	5,720	215,701
TechTarget, Inc. (a)	4,367	144,460
TEGNA, Inc. (b)	37,840	565,329
Thryv Holdings, Inc. (a)	3,076	68,379
		49,469,396
METALS & MINING — 0.6%
Alcoa Corp.	29,144	984,776
Alpha Metallurgical Resources, Inc.	2,075	687,178
Arch Resources, Inc.	3,099	498,288
ATI, Inc. (a)	22,358	1,144,059
Carpenter Technology Corp.	8,574	612,355
Century Aluminum Co. (a) (b)	8,659	133,262
Cleveland-Cliffs, Inc. (a)	84,699	1,926,055
Commercial Metals Co.	20,663	1,214,364
Compass Minerals International, Inc. (b)	5,790	91,135
Ferroglobe PLC (a) (f)	929	—
Freeport-McMoRan, Inc.	247,517	11,638,249
Haynes International, Inc.	2,783	167,314
Kaiser Aluminum Corp.	2,908	259,859
Materion Corp.	2,962	390,243
Metallus, Inc. (a) (b)	3,875	86,219
MP Materials Corp. (a) (b)	13,473	192,664
Newmont Corp.	197,194	7,067,433
Nucor Corp.	42,544	8,419,458
Olympic Steel, Inc.	2,735	193,857
Reliance, Inc.	9,796	3,273,627
Royal Gold, Inc.	10,990	1,338,692
Steel Dynamics, Inc.	26,426	3,917,126
SunCoke Energy, Inc.	6,370	71,790
U.S. Steel Corp.	36,978	1,507,963
Warrior Met Coal, Inc.	6,571	398,860
Worthington Steel, Inc.	6,044	216,677
		46,431,503
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.1%
Annaly Capital Management, Inc. REIT	80,870	1,592,330
Apollo Commercial Real Estate Finance, Inc. REIT (b)	21,083	234,865
Arbor Realty Trust, Inc. REIT (b)	31,171	413,016
ARMOUR Residential REIT, Inc. (b)	2,513	49,682
Blackstone Mortgage Trust, Inc. Class A REIT (b)	29,520	587,743
Ellington Financial, Inc. REIT (b)	8,021	94,728
Franklin BSP Realty Trust, Inc. REIT	7,063	94,362
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT (b)	18,270	518,868

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
KKR Real Estate Finance Trust, Inc. REIT	6,939	$69,806
New York Mortgage Trust, Inc. REIT (b)	14,428	103,882
PennyMac Mortgage Investment Trust REIT	17,181	252,217
Ready Capital Corp. REIT (b)	12,165	111,066
Redwood Trust, Inc. REIT (b)	19,797	126,107
Two Harbors Investment Corp. REIT	12,437	164,666
Starwood Property Trust, Inc. REIT (b)	53,310	1,083,792
		5,497,130
MULTI-UTILITIES — 0.6%
Ameren Corp.	42,558	3,147,590
Avista Corp.	12,096	423,602
Black Hills Corp.	10,573	577,286
CenterPoint Energy, Inc.	111,335	3,171,934
CMS Energy Corp.	48,697	2,938,377
Consolidated Edison, Inc.	58,953	5,353,522
Dominion Energy, Inc.	139,366	6,855,414
DTE Energy Co.	35,289	3,957,308
NiSource, Inc.	66,691	1,844,673
Northwestern Energy Group, Inc.	9,162	466,621
Public Service Enterprise Group, Inc.	85,908	5,736,936
Sempra	108,438	7,789,101
Unitil Corp.	2,515	131,660
WEC Energy Group, Inc.	53,515	4,394,652
		46,788,676
OFFICE REITs — 0.1%
Alexandria Real Estate Equities, Inc. REIT	26,625	3,432,229
Boston Properties, Inc. REIT	24,171	1,578,608
Brandywine Realty Trust REIT	29,850	143,280
COPT Defense Properties REIT	20,315	491,014
Cousins Properties, Inc. REIT	25,705	617,948
Douglas Emmett, Inc. REIT (b)	28,336	393,020
Easterly Government Properties, Inc. REIT	10,718	123,364
Highwoods Properties, Inc. REIT	18,108	474,067
Hudson Pacific Properties, Inc. REIT (b)	25,778	166,268
JBG SMITH Properties REIT	18,657	299,445
Kilroy Realty Corp. REIT	17,305	630,421
SL Green Realty Corp. REIT	11,914	656,819
Vornado Realty Trust REIT (b)	27,641	795,232
		9,801,715
OIL, GAS & CONSUMABLE FUELS — 3.6%
Antero Midstream Corp.	51,194	719,788
Antero Resources Corp. (a)	48,347	1,402,063
APA Corp.	52,522	1,805,706
California Resources Corp.	10,995	605,825
Callon Petroleum Co. (a)	7,363	263,301
Chesapeake Energy Corp. (b)	18,527	1,645,753
Security Description	Shares	Value
Chevron Corp.	299,416	$47,229,880
Chord Energy Corp.	7,260	1,294,022
Civitas Resources, Inc.	14,401	1,093,180
CNX Resources Corp. (a)	27,092	642,622
Comstock Resources, Inc. (b)	15,636	145,102
ConocoPhillips	202,557	25,781,455
CONSOL Energy, Inc.	5,751	481,704
Coterra Energy, Inc.	129,469	3,609,596
CVR Energy, Inc.	5,040	179,726
Devon Energy Corp.	109,594	5,499,427
Diamondback Energy, Inc.	29,604	5,866,625
Dorian LPG Ltd.	5,811	223,491
DT Midstream, Inc.	16,231	991,714
EOG Resources, Inc.	99,215	12,683,646
EQT Corp.	70,076	2,597,717
Equitrans Midstream Corp.	69,463	867,593
Exxon Mobil Corp.	683,241	79,419,934
Green Plains, Inc. (a)	8,961	207,178
Hess Corp.	45,966	7,016,250
HF Sinclair Corp.	25,752	1,554,648
Kinder Morgan, Inc.	331,455	6,078,885
Magnolia Oil & Gas Corp. Class A (b)	31,640	821,058
Marathon Oil Corp.	99,782	2,827,822
Marathon Petroleum Corp.	64,771	13,051,357
Matador Resources Co.	18,500	1,235,245
Murphy Oil Corp.	25,407	1,161,100
Northern Oil & Gas, Inc. (b)	11,880	471,398
Occidental Petroleum Corp.	113,365	7,367,591
ONEOK, Inc.	99,597	7,984,691
Ovintiv, Inc.	43,331	2,248,879
Par Pacific Holdings, Inc. (a)	8,860	328,352
PBF Energy, Inc. Class A	19,628	1,129,984
Peabody Energy Corp. (b)	18,759	455,093
Permian Resources Corp.	64,300	1,135,538
Phillips 66	76,110	12,431,807
Pioneer Natural Resources Co.	40,084	10,522,050
Range Resources Corp.	45,410	1,563,466
REX American Resources Corp. (a)	714	41,919
SM Energy Co.	20,380	1,015,943
Southwestern Energy Co. (a)	169,360	1,283,749
Talos Energy, Inc. (a)	5,031	70,082
Targa Resources Corp.	38,575	4,320,014
Valero Energy Corp.	58,080	9,913,675
Vital Energy, Inc. (a) (b)	2,077	109,126
Williams Cos., Inc.	206,514	8,047,851
World Kinect Corp.	10,704	283,121
		299,727,742
PERSONAL CARE PRODUCTS — 0.2%
BellRing Brands, Inc. (a)	22,526	1,329,710
Coty, Inc. Class A (a)	50,652	605,798
Edgewell Personal Care Co. (b)	9,435	364,568
elf Beauty, Inc. (a)	9,386	1,839,938
Estee Lauder Cos., Inc. Class A	38,874	5,992,427
Inter Parfums, Inc.	2,886	405,512

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Kenvue, Inc.	294,658	$6,323,361
Medifast, Inc.	2,123	81,353
Nu Skin Enterprises, Inc. Class A	8,597	118,896
USANA Health Sciences, Inc. (a)	2,202	106,797
		17,168,360
PAPER & FOREST PRODUCTS — 0.0% (e)
Clearwater Paper Corp. (a)	2,817	123,187
Louisiana-Pacific Corp.	11,186	938,617
Mercer International, Inc.	6,480	64,476
Sylvamo Corp.	5,859	361,735
		1,488,015
PHARMACEUTICALS — 3.6%
Amphastar Pharmaceuticals, Inc. (a)	6,091	267,456
ANI Pharmaceuticals, Inc. (a)	850	58,761
Bristol-Myers Squibb Co.	347,011	18,818,407
Catalent, Inc. (a)	28,756	1,623,276
Collegium Pharmaceutical, Inc. (a) (b)	1,378	53,494
Corcept Therapeutics, Inc. (a)	17,552	442,135
Eli Lilly & Co.	136,015	105,814,229
Harmony Biosciences Holdings, Inc. (a) (b)	4,003	134,421
Innoviva, Inc. (a)	10,501	160,035
Jazz Pharmaceuticals PLC (a)	9,764	1,175,781
Johnson & Johnson	410,579	64,949,492
Ligand Pharmaceuticals, Inc. (a)	2,682	196,054
Merck & Co., Inc.	432,110	57,016,914
Organon & Co.	43,055	809,434
Pacira BioSciences, Inc. (a) (b)	7,611	222,393
Perrigo Co. PLC	23,696	762,774
Pfizer, Inc.	966,052	26,807,943
Phibro Animal Health Corp. Class A	2,976	38,480
Prestige Consumer Healthcare, Inc. (a)	8,795	638,165
Supernus Pharmaceuticals, Inc. (a)	9,126	311,288
Viatris, Inc.	205,155	2,449,551
Zoetis, Inc.	78,727	13,321,396
		296,071,879
PROFESSIONAL SERVICES — 0.8%
ASGN, Inc. (a)	8,573	898,108
Automatic Data Processing, Inc.	70,338	17,566,212
Broadridge Financial Solutions, Inc.	19,811	4,058,481
CACI International, Inc. Class A (a)	3,748	1,419,855
Concentrix Corp. (b)	7,309	484,002
CSG Systems International, Inc.	5,784	298,107
Dayforce, Inc. (a) (b)	26,539	1,757,147
Equifax, Inc.	20,574	5,503,957
ExlService Holdings, Inc. (a)	28,513	906,713
Exponent, Inc.	8,621	712,871
FTI Consulting, Inc. (a)	5,520	1,160,801
Security Description	Shares	Value
Genpact Ltd.	29,435	$969,883
Heidrick & Struggles International, Inc.	3,120	105,019
Insperity, Inc.	5,862	642,534
Jacobs Solutions, Inc.	22,452	3,451,546
KBR, Inc.	24,240	1,543,118
Kelly Services, Inc. Class A	5,688	142,428
Korn Ferry	9,382	616,960
Leidos Holdings, Inc.	23,083	3,025,951
ManpowerGroup, Inc.	9,830	763,201
Maximus, Inc.	10,699	897,646
NV5 Global, Inc. (a) (b)	2,117	207,487
Paychex, Inc.	54,381	6,677,987
Paycom Software, Inc.	8,132	1,618,349
Paylocity Holding Corp. (a)	6,605	1,135,135
Resources Connection, Inc.	5,620	73,959
Robert Half, Inc.	19,420	1,539,618
Science Applications International Corp.	9,699	1,264,653
TTEC Holdings, Inc.	2,879	29,855
Verisk Analytics, Inc.	24,466	5,767,370
Verra Mobility Corp. (a)	24,099	601,752
		65,840,705
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
Anywhere Real Estate, Inc. (a)	21,320	131,758
CBRE Group, Inc. Class A (a)	52,949	5,148,761
CoStar Group, Inc. (a)	70,072	6,768,955
Cushman & Wakefield PLC (a) (b)	27,971	292,577
eXp World Holdings, Inc. (b)	12,600	130,158
Jones Lang LaSalle, Inc. (a)	8,614	1,680,505
Kennedy-Wilson Holdings, Inc.	20,160	172,973
Marcus & Millichap, Inc. (b)	4,271	145,940
St. Joe Co.	5,321	308,458
		14,780,085
RESIDENTIAL REITs — 0.3%
American Homes 4 Rent Class A REIT	54,464	2,003,186
Apartment Income REIT Corp.	25,460	826,686
AvalonBay Communities, Inc. REIT	23,600	4,379,216
Camden Property Trust REIT	17,466	1,718,654
Centerspace REIT	1,220	69,711
Elme Communities REIT	15,190	211,445
Equity LifeStyle Properties, Inc. REIT	30,163	1,942,497
Equity Residential REIT	58,463	3,689,600
Essex Property Trust, Inc. REIT	10,840	2,653,741
Independence Realty Trust, Inc. REIT	41,217	664,830
Invitation Homes, Inc. REIT	98,076	3,492,486
Mid-America Apartment Communities, Inc. REIT	19,709	2,593,310
NexPoint Residential Trust, Inc. REIT	3,238	104,231
UDR, Inc. REIT	51,080	1,910,903

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Veris Residential, Inc. REIT	16,669	$253,536
		26,514,032
RETAIL REITs — 0.4%
Acadia Realty Trust REIT	15,184	258,280
Agree Realty Corp. REIT	17,231	984,235
Brixmor Property Group, Inc. REIT	51,285	1,202,633
Federal Realty Investment Trust REIT	12,400	1,266,288
Getty Realty Corp. REIT	6,409	175,286
Kimco Realty Corp. REIT	114,884	2,252,875
Kite Realty Group Trust REIT	37,809	819,699
Macerich Co. REIT	36,727	632,806
NNN REIT, Inc.	30,287	1,294,466
Phillips Edison & Co., Inc. REIT	20,248	726,296
Realty Income Corp. REIT	139,447	7,544,083
Regency Centers Corp. REIT	28,526	1,727,535
Retail Opportunity Investments Corp. REIT	20,989	269,079
Saul Centers, Inc. REIT	2,973	114,431
Simon Property Group, Inc. REIT	54,601	8,544,510
SITE Centers Corp. REIT	27,130	397,454
Tanger, Inc. REIT	17,743	523,951
Urban Edge Properties REIT	20,000	345,400
Whitestone REIT	7,261	91,126
		29,170,433
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 9.6%
Advanced Micro Devices, Inc. (a)	276,316	49,872,275
Allegro MicroSystems, Inc. (a)	11,254	303,408
Alpha & Omega Semiconductor Ltd. (a) (b)	3,673	80,953
Amkor Technology, Inc.	18,016	580,836
Analog Devices, Inc.	84,981	16,808,392
Applied Materials, Inc.	143,530	29,600,192
Axcelis Technologies, Inc. (a)	5,618	626,519
Broadcom, Inc.	74,824	99,172,478
CEVA, Inc. (a)	3,753	85,231
Cirrus Logic, Inc. (a)	10,045	929,765
Cohu, Inc. (a)	6,979	232,610
Diodes, Inc. (a)	6,386	450,213
Enphase Energy, Inc. (a)	22,753	2,752,658
First Solar, Inc. (a)	18,291	3,087,521
FormFactor, Inc. (a)	13,179	601,358
Ichor Holdings Ltd. (a)	3,329	128,566
Intel Corp.	718,795	31,749,175
KLA Corp.	23,380	16,332,566
Kulicke & Soffa Industries, Inc.	10,694	538,015
Lam Research Corp.	22,505	21,865,183
Lattice Semiconductor Corp. (a)	23,116	1,808,365
MACOM Technology Solutions Holdings, Inc. (a)	8,420	805,289
MaxLinear, Inc. (a)	12,084	225,608
Microchip Technology, Inc.	90,811	8,146,655
Micron Technology, Inc.	187,264	22,076,553
Security Description	Shares	Value
MKS Instruments, Inc.	9,222	$1,226,526
Monolithic Power Systems, Inc.	8,166	5,531,812
NVIDIA Corp.	421,296	380,666,214
NXP Semiconductors NV	43,986	10,898,411
ON Semiconductor Corp. (a)	74,365	5,469,546
Onto Innovation, Inc. (a)	7,787	1,410,070
PDF Solutions, Inc. (a)	5,341	179,831
Photronics, Inc. (a)	11,191	316,929
Power Integrations, Inc.	8,796	629,354
Qorvo, Inc. (a)	16,597	1,905,833
QUALCOMM, Inc.	189,759	32,126,199
Rambus, Inc. (a)	20,156	1,245,842
Semtech Corp. (a) (b)	10,996	302,280
Silicon Laboratories, Inc. (a)	5,462	784,999
SiTime Corp. (a) (b)	2,518	234,753
Skyworks Solutions, Inc.	28,177	3,052,133
SMART Global Holdings, Inc. (a) (b)	5,414	142,496
SolarEdge Technologies, Inc. (a) (b)	8,824	626,327
Synaptics, Inc. (a)	6,224	607,213
Teradyne, Inc.	26,120	2,947,119
Texas Instruments, Inc.	154,951	26,994,014
Ultra Clean Holdings, Inc. (a)	6,520	299,529
Universal Display Corp.	7,477	1,259,501
Veeco Instruments, Inc. (a) (b)	8,442	296,905
Wolfspeed, Inc. (a) (b)	18,630	549,585
		788,563,805
SOFTWARE — 10.0%
A10 Networks, Inc.	10,342	141,582
ACI Worldwide, Inc. (a)	20,101	667,554
Adeia, Inc. (b)	16,535	180,562
Adobe, Inc. (a)	77,619	39,166,547
Agilysys, Inc. (a)	3,015	254,044
Alarm.com Holdings, Inc. (a)	7,223	523,451
ANSYS, Inc. (a)	14,761	5,124,429
Appfolio, Inc. Class A (a)	3,500	863,450
Aspen Technology, Inc. (a)	4,847	1,033,768
Autodesk, Inc. (a)	36,481	9,500,382
Blackbaud, Inc. (a)	8,526	632,118
BlackLine, Inc. (a)	8,697	561,652
Box, Inc. Class A (a)	24,490	693,557
Cadence Design Systems, Inc. (a)	46,350	14,427,828
Cerence, Inc. (a) (b)	6,655	104,816
CommVault Systems, Inc. (a)	8,359	847,853
Dolby Laboratories, Inc. Class A	10,236	857,470
DoubleVerify Holdings, Inc. (a) (b)	21,514	756,432
Dropbox, Inc. Class A (a)	46,748	1,135,976
Dynatrace, Inc. (a)	40,625	1,886,625
Envestnet, Inc. (a) (b)	9,310	539,142
Fair Isaac Corp. (a)	4,296	5,368,325
Fortinet, Inc. (a)	108,751	7,428,781
Gen Digital, Inc.	100,467	2,250,461
InterDigital, Inc. (b)	5,192	552,740

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Intuit, Inc.	47,763	$31,045,950
LiveRamp Holdings, Inc. (a)	11,414	393,783
Manhattan Associates, Inc. (a)	10,723	2,683,216
Microsoft Corp.	1,269,615	534,152,423
N-able, Inc. (a)	11,650	152,266
NCR Voyix Corp. (a) (b)	22,581	285,198
Oracle Corp.	269,056	33,796,124
Palo Alto Networks, Inc. (a)	52,999	15,058,606
Progress Software Corp. (b)	8,038	428,506
PTC, Inc. (a)	20,324	3,840,017
Qualys, Inc. (a)	5,633	939,979
Roper Technologies, Inc.	17,876	10,025,576
Salesforce, Inc.	166,429	50,125,086
ServiceNow, Inc. (a)	34,958	26,651,979
Sprinklr, Inc. Class A (a) (b)	18,183	223,105
SPS Commerce, Inc. (a)	5,788	1,070,201
Synopsys, Inc. (a)	25,830	14,761,845
Teradata Corp. (a)	18,383	710,871
Tyler Technologies, Inc. (a)	6,940	2,949,569
Xperi, Inc. (a)	6,662	80,344
		824,874,189
SPECIALIZED REITs — 1.0%
American Tower Corp. REIT	79,072	15,623,836
Crown Castle, Inc. REIT	73,533	7,781,997
CubeSmart REIT	38,615	1,746,170
Digital Realty Trust, Inc. REIT	51,814	7,463,289
EPR Properties REIT	12,741	540,855
Equinix, Inc. REIT	16,039	13,237,468
Extra Space Storage, Inc. REIT	35,081	5,156,907
Four Corners Property Trust, Inc. REIT	12,467	305,067
Gaming & Leisure Properties, Inc. REIT	44,980	2,072,229
Iron Mountain, Inc. REIT	49,356	3,958,845
Lamar Advertising Co. Class A REIT	15,104	1,803,569
National Storage Affiliates Trust REIT	13,126	514,014
Outfront Media, Inc. REIT	18,680	313,637
PotlatchDeltic Corp. REIT (b)	11,600	545,432
Public Storage REIT	27,025	7,838,872
Rayonier, Inc. REIT	24,091	800,785
Safehold, Inc. REIT (b)	5,562	114,577
SBA Communications Corp. REIT	18,559	4,021,735
Uniti Group, Inc. REIT (b)	33,334	196,671
VICI Properties, Inc. REIT	170,560	5,080,982
Weyerhaeuser Co. REIT	126,760	4,551,952
		83,668,889
SPECIALTY RETAIL — 2.3%
Abercrombie & Fitch Co. Class A (a)	8,749	1,096,512
Academy Sports & Outdoors, Inc.	14,809	1,000,200
Advance Auto Parts, Inc. (b)	11,363	966,878
Security Description	Shares	Value
American Eagle Outfitters, Inc. (b)	27,121	$699,451
Asbury Automotive Group, Inc. (a) (b)	3,269	770,765
AutoNation, Inc. (a)	4,658	771,272
AutoZone, Inc. (a)	2,980	9,391,917
Bath & Body Works, Inc.	40,673	2,034,463
Best Buy Co., Inc.	34,472	2,827,738
Boot Barn Holdings, Inc. (a) (b)	3,485	331,598
Buckle, Inc. (b)	4,983	200,665
Burlington Stores, Inc. (a)	11,100	2,577,309
Caleres, Inc. (b)	8,254	338,662
CarMax, Inc. (a) (b)	28,289	2,464,255
Designer Brands, Inc. Class A (b)	13,381	146,254
Dick's Sporting Goods, Inc. (b)	10,996	2,472,561
Five Below, Inc. (a)	9,449	1,713,860
Floor & Decor Holdings, Inc. Class A (a) (b)	18,218	2,361,417
Foot Locker, Inc.	16,975	483,787
GameStop Corp. Class A (a) (b)	39,886	499,373
Gap, Inc.	35,807	986,483
Group 1 Automotive, Inc.	2,406	703,105
Guess?, Inc. (b)	6,279	197,600
Haverty Furniture Cos., Inc.	2,913	99,392
Hibbett, Inc.	2,812	215,990
Home Depot, Inc.	170,550	65,422,980
Leslie's, Inc. (a)	25,660	166,790
Lithia Motors, Inc.	4,893	1,472,108
Lowe's Cos., Inc.	98,436	25,074,602
MarineMax, Inc. (a) (b)	3,046	101,310
Monro, Inc.	5,894	185,897
Murphy USA, Inc.	2,920	1,224,064
National Vision Holdings, Inc. (a)	14,001	310,262
ODP Corp. (a) (b)	7,511	398,458
O'Reilly Automotive, Inc. (a)	10,136	11,442,328
Penske Automotive Group, Inc.	4,076	660,271
RH (a) (b)	2,679	932,988
Ross Stores, Inc.	56,986	8,363,265
Sally Beauty Holdings, Inc. (a) (b)	22,267	276,556
Shoe Carnival, Inc. (b)	4,212	154,328
Signet Jewelers Ltd. (b)	8,822	882,817
Sonic Automotive, Inc. Class A (b)	3,919	223,148
TJX Cos., Inc.	195,018	19,778,726
Tractor Supply Co. (b)	18,567	4,859,355
Ulta Beauty, Inc. (a)	8,383	4,383,303
Upbound Group, Inc.	6,913	243,407
Urban Outfitters, Inc. (a)	11,335	492,166
Valvoline, Inc. (a)	23,648	1,053,991
Victoria's Secret & Co. (a) (b)	13,352	258,762
Williams-Sonoma, Inc. (b)	10,965	3,481,716
		187,195,105

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 5.5%
Apple, Inc.	2,480,161	$425,298,008
Corsair Gaming, Inc. (a)	5,736	70,782
Hewlett Packard Enterprise Co.	219,324	3,888,615
HP, Inc.	148,280	4,481,022
NetApp, Inc.	35,571	3,733,888
Pure Storage, Inc. Class A (a)	50,040	2,601,580
Seagate Technology Holdings PLC	34,030	3,166,491
Super Micro Computer, Inc. (a)	7,880	7,959,036
Western Digital Corp. (a)	52,831	3,605,187
Xerox Holdings Corp. (b)	26,761	479,022
		455,283,631
TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Capri Holdings Ltd. (a)	19,851	899,250
Carter's, Inc.	7,621	645,346
Columbia Sportswear Co. (b)	5,410	439,184
Crocs, Inc. (a)	11,365	1,634,287
Deckers Outdoor Corp. (a)	4,206	3,958,940
G-III Apparel Group Ltd. (a)	8,531	247,484
Hanesbrands, Inc. (a) (b)	59,116	342,873
Kontoor Brands, Inc. (b)	8,024	483,446
Lululemon Athletica, Inc. (a)	19,708	7,698,930
Movado Group, Inc. (b)	2,886	80,606
NIKE, Inc. Class B	208,754	19,618,701
Oxford Industries, Inc. (b)	2,886	324,387
PVH Corp.	10,318	1,450,814
Ralph Lauren Corp.	6,796	1,276,017
Skechers USA, Inc. Class A (a)	21,963	1,345,453
Steven Madden Ltd. (b)	13,295	562,113
Tapestry, Inc.	37,052	1,759,229
Under Armour, Inc. Class A (a)	34,045	251,252
Under Armour, Inc. Class C (a) (b)	33,895	242,010
VF Corp.	54,645	838,254
Wolverine World Wide, Inc.	13,758	154,227
		44,252,803
TOBACCO — 0.5%
Altria Group, Inc.	303,329	13,231,211
Philip Morris International, Inc.	264,798	24,260,793
Universal Corp.	3,030	156,711
Vector Group Ltd.	21,024	230,423
		37,879,138
TRADING COMPANIES & DISTRIBUTORS — 0.4%
Air Lease Corp. (b)	17,665	908,688
Applied Industrial Technologies, Inc.	6,942	1,371,392
Boise Cascade Co.	6,569	1,007,488
Core & Main, Inc. Class A (a) (b)	20,690	1,184,502
DNOW, Inc. (a)	12,156	184,771
DXP Enterprises, Inc. (a)	2,699	145,017
Fastenal Co.	97,587	7,527,861
GATX Corp.	5,770	773,353
Security Description	Shares	Value
GMS, Inc. (a)	6,350	$618,109
MSC Industrial Direct Co., Inc. Class A (b)	7,913	767,878
Rush Enterprises, Inc. Class A	10,460	559,819
United Rentals, Inc.	11,720	8,451,409
Watsco, Inc. (b)	5,540	2,393,114
WESCO International, Inc.	7,745	1,326,564
WW Grainger, Inc.	7,635	7,767,085
		34,987,050
WATER UTILITIES — 0.1%
American States Water Co.	6,027	435,390
American Water Works Co., Inc.	33,272	4,066,171
California Water Service Group	8,916	414,416
Essential Utilities, Inc.	38,252	1,417,237
Middlesex Water Co.	2,876	150,990
SJW Group	4,622	261,559
		6,745,763
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Gogo, Inc. (a)	11,423	100,294
NII Holdings, Inc. (a) (b)	11,225	1,459
Telephone & Data Systems, Inc.	18,110	290,122
T-Mobile U.S., Inc.	86,822	14,171,087
		14,562,962
TOTAL COMMON STOCKS (Cost $5,864,172,498)		8,197,807,251
SHORT-TERM INVESTMENTS — 0.9%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (g) (h)	20,917,939	20,924,214
State Street Navigator Securities Lending Portfolio II (d) (i)	50,819,276	50,819,276
TOTAL SHORT-TERM INVESTMENTS (Cost $71,744,222)		71,743,490
TOTAL INVESTMENTS — 100.5% (Cost $5,935,916,720)		8,269,550,741
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(43,446,281)
NET ASSETS — 100.0%		$8,226,104,460
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2024.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(e)	Amount is less than 0.05% of net assets.

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2024, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2024.
(i)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

At  March 31, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	92	06/21/2024	$23,951,197	$24,419,100	$467,903

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$8,197,805,790	$1,461	$0(a)	$8,197,807,251
Short-Term Investments	71,743,490	—	—	71,743,490
TOTAL INVESTMENTS	$8,269,549,280	$1,461	$0	$8,269,550,741
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$467,903	$—	$—	$467,903
TOTAL OTHER FINANCIAL INSTRUMENTS:	$467,903	$—	$—	$467,903
(a)	The Fund held Level 3 securities that were valued at $0 at March 31, 2024.

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Corp.	56,455	$4,131,377	$448,199	$589,775	$(116,656)	$336,388	54,443	$4,209,533	$110,980
State Street Institutional Liquid Reserves Fund, Premier Class	9,420,116	9,422,000	168,013,826	156,507,917	(1,300)	(2,395)	20,917,939	20,924,214	851,766
State Street Navigator Securities Lending Portfolio II	28,869,269	28,869,269	403,791,480	381,841,473	—	—	50,819,276	50,819,276	152,404
Total		$42,422,646	$572,253,505	$538,939,165	$(117,956)	$333,993		$75,953,023	$1,115,150
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P SECTOR NEUTRAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.3%
General Dynamics Corp.	57	$16,102
Huntington Ingalls Industries, Inc.	10	2,915
L3Harris Technologies, Inc.	49	10,442
Lockheed Martin Corp.	59	26,837
Northrop Grumman Corp.	36	17,232
		73,528
AIR FREIGHT & LOGISTICS — 0.8%
CH Robinson Worldwide, Inc.	30	2,284
FedEx Corp.	59	17,095
United Parcel Service, Inc. Class B	184	27,348
		46,727
AUTO COMPONENTS — 0.0% (a)
LCI Industries	18	2,215
BANKS — 10.2%
Associated Banc-Corp.	91	1,957
Atlantic Union Bankshares Corp.	48	1,695
Bank of Hawaii Corp.	29	1,809
Bank of New York Mellon Corp.	454	26,159
Bank OZK	66	3,000
BankUnited, Inc.	49	1,372
Banner Corp.	23	1,104
Cadence Bank	113	3,277
Cathay General Bancorp	46	1,740
Citigroup, Inc.	1,152	72,853
Citizens Financial Group, Inc.	285	10,343
Columbia Banking System, Inc.	133	2,574
Comerica, Inc.	82	4,509
Community Bank System, Inc.	35	1,681
Cullen/Frost Bankers, Inc.	40	4,503
CVB Financial Corp.	85	1,516
Fifth Third Bancorp	422	15,703
First Financial Bancorp	61	1,368
First Hawaiian, Inc.	82	1,801
First Horizon Corp.	323	4,974
FNB Corp.	226	3,187
Fulton Financial Corp.	101	1,605
Glacier Bancorp, Inc.	70	2,820
Goldman Sachs Group, Inc.	207	86,462
Huntington Bancshares, Inc.	878	12,248
Independent Bank Corp.	30	1,561
KeyCorp	582	9,201
M&T Bank Corp.	99	14,399
Morgan Stanley	839	79,000
Northern Trust Corp.	135	12,004
Old National Bancorp	180	3,134
PNC Financial Services Group, Inc.	256	41,370
Prosperity Bancshares, Inc.	61	4,013
Regions Financial Corp.	584	12,287
Simmons First National Corp. Class A	77	1,498
State Street Corp. (b)	202	15,619
Synovus Financial Corp.	90	3,605
Truist Financial Corp.	817	31,847
Security Description	Shares	Value
Trustmark Corp.	37	$1,040
U.S. Bancorp	989	44,208
United Bankshares, Inc.	85	3,042
United Community Banks, Inc.	76	2,000
Valley National Bancorp	267	2,125
WaFd, Inc.	45	1,306
Webster Financial Corp.	107	5,432
Zions Bancorp NA	92	3,993
		562,944
BEVERAGES — 2.7%
Coca-Cola Co.	1,220	74,640
PepsiCo, Inc.	442	77,354
		151,994
BIOTECHNOLOGY — 2.5%
AbbVie, Inc.	418	76,118
Amgen, Inc.	127	36,109
Gilead Sciences, Inc.	318	23,293
		135,520
BUILDING PRODUCTS — 0.3%
A O Smith Corp.	32	2,863
Allegion PLC	23	3,098
Masco Corp.	59	4,654
Owens Corning	23	3,836
		14,451
CAPITAL MARKETS — 0.6%
Federated Hermes, Inc.	53	1,914
Franklin Resources, Inc.	193	5,425
Janus Henderson Group PLC	86	2,829
Jefferies Financial Group, Inc.	104	4,587
T Rowe Price Group, Inc.	137	16,703
		31,458
CHEMICALS — 2.0%
Air Products & Chemicals, Inc.	115	27,861
Ashland, Inc.	28	2,726
Avient Corp.	50	2,170
Cabot Corp.	31	2,858
Celanese Corp.	53	9,109
CF Industries Holdings, Inc.	97	8,071
Chemours Co.	74	1,943
Eastman Chemical Co.	62	6,214
FMC Corp.	67	4,268
LyondellBasell Industries NV Class A	127	12,989
NewMarket Corp.	3	1,904
PPG Industries, Inc.	123	17,823
RPM International, Inc.	66	7,851
Scotts Miracle-Gro Co.	22	1,641
Sensient Technologies Corp.	22	1,522
		108,950
COMMERCIAL SERVICES & SUPPLIES — 0.5%
ABM Industries, Inc.	17	759
Brady Corp. Class A	12	711
Republic Services, Inc.	50	9,572

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P SECTOR NEUTRAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Waste Management, Inc.	90	$19,183
		30,225
COMMUNICATIONS EQUIPMENT — 2.9%
Cisco Systems, Inc.	3,034	151,427
Juniper Networks, Inc.	191	7,078
		158,505
CONSUMER FINANCE — 0.1%
Ally Financial, Inc.	161	6,535
Navient Corp.	53	922
		7,457
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.7%
Sysco Corp.	155	12,583
Target Corp.	148	26,227
		38,810
CONTAINERS & PACKAGING — 0.6%
Amcor PLC	728	6,923
Avery Dennison Corp.	40	8,930
Graphic Packaging Holding Co.	144	4,202
Packaging Corp. of America	44	8,350
Sealed Air Corp.	74	2,753
Silgan Holdings, Inc.	43	2,088
Sonoco Products Co.	47	2,719
		35,965
DISTRIBUTORS — 0.2%
Genuine Parts Co.	88	13,634
DIVERSIFIED CONSUMER SERVICES — 0.1%
H&R Block, Inc.	94	4,616
DIVERSIFIED TELECOMMUNICATION SERVICES — 7.0%
Cogent Communications Holdings, Inc.	102	6,664
Verizon Communications, Inc.	9,042	379,402
		386,066
ELECTRIC UTILITIES — 2.1%
ALLETE, Inc.	18	1,074
American Electric Power Co., Inc.	170	14,637
Duke Energy Corp.	241	23,307
Edison International	128	9,053
Entergy Corp.	67	7,081
Evergy, Inc.	75	4,004
Eversource Energy	124	7,411
Exelon Corp.	320	12,022
FirstEnergy Corp.	160	6,179
OGE Energy Corp.	65	2,230
Pinnacle West Capital Corp.	36	2,690
Portland General Electric Co.	33	1,386
Southern Co.	342	24,535
		115,609
ELECTRICAL EQUIPMENT — 1.1%
Eaton Corp. PLC	101	31,581
Emerson Electric Co.	149	16,899
nVent Electric PLC	44	3,318
Security Description	Shares	Value
Rockwell Automation, Inc.	30	$8,740
		60,538
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.2%
Avnet, Inc.	72	3,570
Corning, Inc.	586	19,314
Hubbell, Inc.	14	5,811
TE Connectivity Ltd.	231	33,550
Vishay Intertechnology, Inc.	100	2,268
		64,513
FINANCIAL SERVICES — 0.1%
Radian Group, Inc.	94	3,146
Western Union Co.	219	3,062
		6,208
FOOD PRODUCTS — 0.8%
Campbell Soup Co.	61	2,711
Conagra Brands, Inc.	145	4,298
Flowers Foods, Inc.	61	1,449
General Mills, Inc.	187	13,084
Hormel Foods Corp.	95	3,315
Ingredion, Inc.	21	2,454
J M Smucker Co.	32	4,028
Kellanova	86	4,927
Tyson Foods, Inc. Class A	91	5,344
		41,610
GAS UTILITIES — 0.1%
National Fuel Gas Co.	30	1,612
ONE Gas, Inc.	18	1,161
Southwest Gas Holdings, Inc.	20	1,523
Spire, Inc.	17	1,043
UGI Corp.	68	1,669
		7,008
GROUND TRANSPORTATION — 1.0%
Norfolk Southern Corp.	57	14,528
Ryder System, Inc.	12	1,442
Union Pacific Corp.	156	38,365
Werner Enterprises, Inc.	16	626
		54,961
HEALTH CARE EQUIPMENT & SUPPLIES — 1.9%
Abbott Laboratories	433	49,215
Baxter International, Inc.	129	5,514
Becton Dickinson & Co.	76	18,806
Dentsply Sirona, Inc.	55	1,825
Medtronic PLC	325	28,324
		103,684
HEALTH CARE PROVIDERS & SERVICES — 3.3%
Cardinal Health, Inc.	60	6,714
Cigna Group	72	26,150
CVS Health Corp.	343	27,358
Patterson Cos., Inc.	19	525
Quest Diagnostics, Inc.	31	4,126

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P SECTOR NEUTRAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
UnitedHealth Group, Inc.	238	$117,739
		182,612
HEALTH CARE REITs — 0.1%
CareTrust REIT, Inc.	93	2,266
Omega Healthcare Investors, Inc. REIT	192	6,081
		8,347
HOTELS, RESTAURANTS & LEISURE — 3.6%
McDonald's Corp.	458	129,133
Papa John's International, Inc.	21	1,399
Starbucks Corp.	763	69,730
		200,262
HOUSEHOLD DURABLES — 0.4%
Garmin Ltd.	101	15,036
Leggett & Platt, Inc.	96	1,838
MDC Holdings, Inc.	34	2,139
Whirlpool Corp.	39	4,666
		23,679
HOUSEHOLD PRODUCTS — 0.4%
Clorox Co.	40	6,124
Energizer Holdings, Inc.	20	589
Kimberly-Clark Corp.	109	14,099
		20,812
INDUSTRIAL CONGLOMERATES — 1.0%
3M Co.	164	17,395
Honeywell International, Inc.	175	35,919
		53,314
INSURANCE — 1.9%
Cincinnati Financial Corp.	91	11,299
Fidelity National Financial, Inc.	166	8,815
First American Financial Corp.	69	4,212
Lincoln National Corp.	102	3,257
MetLife, Inc.	368	27,273
Old Republic International Corp.	157	4,823
Principal Financial Group, Inc.	135	11,652
Prudential Financial, Inc.	223	26,180
Unum Group	110	5,903
		103,414
IT SERVICES — 5.1%
Accenture PLC Class A	454	157,361
International Business Machines Corp.	653	124,697
		282,058
LEISURE EQUIPMENT & PRODUCTS — 0.2%
Hasbro, Inc.	90	5,087
Polaris, Inc.	35	3,504
		8,591
MACHINERY — 2.8%
Barnes Group, Inc.	14	520
Caterpillar, Inc.	131	48,002
Cummins, Inc.	36	10,607
Deere & Co.	70	28,752
Security Description	Shares	Value
Donaldson Co., Inc.	31	$2,315
Dover Corp.	37	6,556
Flowserve Corp.	33	1,508
Hillenbrand, Inc.	18	905
Illinois Tool Works, Inc.	70	18,783
Kennametal, Inc.	20	499
Lincoln Electric Holdings, Inc.	15	3,832
Oshkosh Corp.	17	2,120
Parker-Hannifin Corp.	32	17,785
Snap-on, Inc.	14	4,147
Stanley Black & Decker, Inc.	42	4,113
Timken Co.	17	1,486
Toro Co.	28	2,566
Trinity Industries, Inc.	20	557
		155,053
MEDIA — 0.8%
Interpublic Group of Cos., Inc.	913	29,791
Nexstar Media Group, Inc.	69	11,888
		41,679
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.2%
Arbor Realty Trust, Inc. REIT	130	1,723
Blackstone Mortgage Trust, Inc. Class A REIT	111	2,210
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	81	2,300
Starwood Property Trust, Inc. REIT	189	3,842
		10,075
MULTI-UTILITIES — 0.2%
Avista Corp.	27	945
Black Hills Corp.	21	1,147
Northwestern Energy Group, Inc.	19	968
WEC Energy Group, Inc.	102	8,376
		11,436
OFFICE REITs — 0.3%
Boston Properties, Inc. REIT	107	6,988
COPT Defense Properties REIT	88	2,127
Highwoods Properties, Inc. REIT	80	2,094
Kilroy Realty Corp. REIT	81	2,951
		14,160
OIL, GAS & CONSUMABLE FUELS — 4.3%
Chevron Corp.	445	70,194
DT Midstream, Inc.	26	1,588
Exxon Mobil Corp.	991	115,194
Kinder Morgan, Inc.	495	9,078
ONEOK, Inc.	146	11,705
Phillips 66	108	17,641
Valero Energy Corp.	84	14,338
		239,738
PERSONAL CARE PRODUCTS — 0.2%
Kenvue, Inc.	570	12,232

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P SECTOR NEUTRAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
PHARMACEUTICALS — 4.4%
Bristol-Myers Squibb Co.	521	$28,254
Johnson & Johnson	596	94,281
Merck & Co., Inc.	583	76,927
Organon & Co.	58	1,091
Perrigo Co. PLC	33	1,062
Pfizer, Inc.	1,440	39,960
		241,575
PROFESSIONAL SERVICES — 1.0%
Automatic Data Processing, Inc.	102	25,474
Broadridge Financial Solutions, Inc.	30	6,146
Insperity, Inc.	11	1,206
Korn Ferry	14	921
Leidos Holdings, Inc.	34	4,457
ManpowerGroup, Inc.	14	1,087
Maximus, Inc.	16	1,342
Paychex, Inc.	79	9,701
Robert Half, Inc.	30	2,378
		52,712
RESIDENTIAL REITs — 0.7%
Equity Residential REIT	267	16,850
Mid-America Apartment Communities, Inc. REIT	87	11,448
UDR, Inc. REIT	234	8,754
		37,052
RETAIL REITs — 0.8%
Agree Realty Corp. REIT	79	4,512
Federal Realty Investment Trust REIT	55	5,617
NNN REIT, Inc.	142	6,069
Realty Income Corp. REIT	560	30,296
		46,494
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 14.0%
Analog Devices, Inc.	380	75,160
Broadcom, Inc.	297	393,647
Microchip Technology, Inc.	410	36,781
QUALCOMM, Inc.	793	134,255
Skyworks Solutions, Inc.	126	13,648
Texas Instruments, Inc.	693	120,728
		774,219
SOFTWARE — 2.6%
Dolby Laboratories, Inc. Class A	46	3,854
InterDigital, Inc.	20	2,129
Oracle Corp.	1,115	140,055
		146,038
SPECIALIZED REITs — 0.9%
Crown Castle, Inc. REIT	351	37,146
CubeSmart REIT	172	7,778
Four Corners Property Trust, Inc. REIT	74	1,811
National Storage Affiliates Trust REIT	63	2,467
		49,202
Security Description	Shares	Value
SPECIALTY RETAIL — 6.9%
Best Buy Co., Inc.	132	$10,828
Dick's Sporting Goods, Inc.	38	8,545
Home Depot, Inc.	638	244,737
Lowe's Cos., Inc.	390	99,345
Tractor Supply Co.	66	17,273
		380,728
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.2%
Hewlett Packard Enterprise Co.	1,052	18,652
HP, Inc.	673	20,338
NetApp, Inc.	158	16,585
Seagate Technology Holdings PLC	142	13,213
		68,788
TOBACCO — 1.3%
Altria Group, Inc.	560	24,427
Philip Morris International, Inc.	504	46,177
		70,604
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Fastenal Co.	136	10,491
GATX Corp.	10	1,340
MSC Industrial Direct Co., Inc. Class A	13	1,262
Watsco, Inc.	9	3,888
		16,981
TOTAL COMMON STOCKS (Cost $5,010,754)		5,509,051
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (c) (d) (Cost $10,409)	10,406	10,409
TOTAL INVESTMENTS — 99.9% (Cost $5,021,163)		5,519,460
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		4,062
NET ASSETS — 100.0%		$5,523,522
(a)	Amount is less than 0.05% of net assets.
(b)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2024.
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P SECTOR NEUTRAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$5,509,051	$—	$—	$5,509,051
Short-Term Investment	10,409	—	—	10,409
TOTAL INVESTMENTS	$5,519,460	$—	$—	$5,519,460

Affiliate Table
	Number of Shares Held at 9/12/23*	Value at 9/12/23*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Corp.	—	$—	$14,984	$259	$(27)	$921	202	$15,619	$253
State Street Institutional Liquid Reserves Fund, Premier Class	—	—	119,126	108,719	2	—	10,406	10,409	262
Total		$—	$134,110	$108,978	$(25)	$921		$26,028	$515
*	Commencement of operations.
See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.5%
BWX Technologies, Inc.	8,498	$872,065
Curtiss-Wright Corp.	3,600	921,384
General Dynamics Corp.	6,857	1,937,034
HEICO Corp.	2,515	480,365
HEICO Corp. Class A	4,741	729,829
Hexcel Corp.	4,239	308,811
Huntington Ingalls Industries, Inc.	7,749	2,258,601
L3Harris Technologies, Inc.	5,692	1,212,965
Textron, Inc.	10,532	1,010,335
Woodward, Inc.	3,082	474,998
		10,206,387
AIR FREIGHT & LOGISTICS — 1.2%
CH Robinson Worldwide, Inc.	32,698	2,489,626
Expeditors International of Washington, Inc.	27,086	3,292,845
FedEx Corp.	6,464	1,872,879
		7,655,350
AIRLINES — 0.5%
Alaska Air Group, Inc. (a)	35,879	1,542,438
Southwest Airlines Co.	54,261	1,583,879
		3,126,317
AUTO COMPONENTS — 1.0%
BorgWarner, Inc.	49,047	1,703,893
Gentex Corp.	63,992	2,311,391
Lear Corp.	15,427	2,235,064
Phinia, Inc.	9,724	373,693
		6,624,041
AUTOMOBILES — 0.2%
Thor Industries, Inc.	13,131	1,540,791
BANKS — 0.9%
Bank OZK	9,008	409,504
BOK Financial Corp.	3,063	281,796
Columbia Banking System, Inc.	19,426	375,893
Commerce Bancshares, Inc.	9,867	524,924
Cullen/Frost Bankers, Inc.	2,881	324,314
East West Bancorp, Inc.	6,214	491,590
First Hawaiian, Inc.	8,300	182,268
FNB Corp.	37,371	526,931
M&T Bank Corp.	5,777	840,207
Pinnacle Financial Partners, Inc.	4,881	419,180
Popular, Inc.	7,190	633,367
Prosperity Bancshares, Inc.	7,838	515,584
Wintrust Financial Corp.	5,261	549,196
		6,074,754
BEVERAGES — 0.4%
Boston Beer Co., Inc. Class A (a)	638	194,220
Brown-Forman Corp. Class A	2,539	134,440
Brown-Forman Corp. Class B	9,444	487,499
Constellation Brands, Inc. Class A	5,458	1,483,266
Security Description	Shares	Value
Molson Coors Beverage Co. Class B	10,314	$693,617
		2,993,042
BIOTECHNOLOGY — 0.8%
Exelixis, Inc. (a)	34,687	823,122
Incyte Corp. (a)	26,164	1,490,563
Neurocrine Biosciences, Inc. (a)	9,949	1,372,166
United Therapeutics Corp. (a)	6,523	1,498,464
		5,184,315
BROADLINE RETAIL — 0.3%
eBay, Inc.	20,455	1,079,615
Macy's, Inc.	54,563	1,090,714
		2,170,329
BUILDING PRODUCTS — 2.9%
A O Smith Corp.	14,565	1,302,985
Advanced Drainage Systems, Inc.	1,739	299,526
Allegion PLC	3,849	518,499
Armstrong World Industries, Inc.	8,878	1,102,825
Builders FirstSource, Inc. (a)	8,240	1,718,452
Carlisle Cos., Inc.	6,165	2,415,755
Carrier Global Corp.	25,307	1,471,096
Fortune Brands Innovations, Inc.	22,357	1,892,967
Johnson Controls International PLC	17,844	1,165,570
Lennox International, Inc.	1,846	902,251
Masco Corp.	39,189	3,091,228
Owens Corning	7,049	1,175,773
Trane Technologies PLC	7,576	2,274,315
		19,331,242
CAPITAL MARKETS — 3.2%
Affiliated Managers Group, Inc.	10,189	1,706,352
Carlyle Group, Inc.	9,714	455,684
Cboe Global Markets, Inc.	6,604	1,213,353
Evercore, Inc. Class A	9,895	1,905,678
FactSet Research Systems, Inc.	4,528	2,057,478
Franklin Resources, Inc.	27,909	784,522
Houlihan Lokey, Inc.	9,331	1,196,141
Interactive Brokers Group, Inc. Class A	4,678	522,579
Invesco Ltd.	22,125	367,054
Janus Henderson Group PLC	26,146	859,942
Lazard, Inc.	22,594	946,011
LPL Financial Holdings, Inc.	6,390	1,688,238
MarketAxess Holdings, Inc.	2,584	566,542
Nasdaq, Inc.	18,391	1,160,472
SEI Investments Co.	28,954	2,081,793
Stifel Financial Corp.	8,161	637,945
T Rowe Price Group, Inc.	18,110	2,207,971
Tradeweb Markets, Inc. Class A	8,084	842,110
Virtu Financial, Inc. Class A	11,212	230,070
		21,429,935
CHEMICALS — 2.8%
Ashland, Inc.	5,108	497,366
Axalta Coating Systems Ltd. (a)	10,474	360,201

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
CF Industries Holdings, Inc.	55,725	$4,636,877
Dow, Inc.	29,588	1,714,033
DuPont de Nemours, Inc.	12,202	935,527
Eastman Chemical Co.	9,005	902,481
Element Solutions, Inc.	10,891	272,057
FMC Corp.	5,388	343,216
Huntsman Corp.	49,999	1,301,474
LyondellBasell Industries NV Class A	45,049	4,607,612
NewMarket Corp.	1,782	1,130,893
RPM International, Inc.	7,634	908,064
Westlake Corp.	5,288	808,006
		18,417,807
COMMERCIAL SERVICES & SUPPLIES — 1.5%
Clean Harbors, Inc. (a)	9,322	1,876,612
Copart, Inc. (a)	31,746	1,838,728
Driven Brands Holdings, Inc. (a)	2,839	44,828
MSA Safety, Inc.	2,654	513,788
RB Global, Inc.	17,653	1,344,629
Republic Services, Inc.	8,274	1,583,975
Rollins, Inc.	20,201	934,700
Stericycle, Inc. (a)	7,791	410,975
Tetra Tech, Inc.	6,145	1,135,043
		9,683,278
COMMUNICATIONS EQUIPMENT — 0.7%
F5, Inc. (a)	17,136	3,248,814
Juniper Networks, Inc.	27,010	1,000,991
Lumentum Holdings, Inc. (a)	2,763	130,828
		4,380,633
CONSTRUCTION & ENGINEERING — 1.5%
AECOM	18,663	1,830,467
EMCOR Group, Inc.	9,854	3,450,871
MDU Resources Group, Inc.	57,333	1,444,792
Quanta Services, Inc.	8,655	2,248,569
Valmont Industries, Inc.	3,916	893,944
		9,868,643
CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	5,341	1,451,417
CONSUMER FINANCE — 0.4%
Credit Acceptance Corp. (a)	619	341,410
Discover Financial Services	12,527	1,642,164
Synchrony Financial	13,159	567,416
		2,550,990
CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.1%
Albertsons Cos., Inc. Class A	104,933	2,249,764
BJ's Wholesale Club Holdings, Inc. (a)	20,885	1,579,950
Casey's General Stores, Inc.	10,592	3,373,022
Dollar General Corp.	10,041	1,566,998
Grocery Outlet Holding Corp. (a)	16,434	472,971
Kroger Co.	76,412	4,365,418
Security Description	Shares	Value
Walgreens Boots Alliance, Inc.	27,815	$603,307
		14,211,430
CONTAINERS & PACKAGING — 3.3%
Amcor PLC	128,295	1,220,085
AptarGroup, Inc.	7,882	1,134,141
Ardagh Group SA (a) (b)	1,132	9,707
Ardagh Metal Packaging SA	17,590	60,334
Avery Dennison Corp.	10,139	2,263,532
Ball Corp.	15,897	1,070,822
Berry Global Group, Inc.	22,493	1,360,377
Crown Holdings, Inc.	11,639	922,507
Graphic Packaging Holding Co.	70,927	2,069,650
International Paper Co.	93,680	3,655,393
Packaging Corp. of America	20,605	3,910,417
Sealed Air Corp.	18,895	702,894
Silgan Holdings, Inc.	22,699	1,102,263
Sonoco Products Co.	12,165	703,624
Westrock Co.	30,942	1,530,082
		21,715,828
DISTRIBUTORS — 1.2%
Genuine Parts Co.	16,939	2,624,359
LKQ Corp.	71,045	3,794,513
Pool Corp.	3,215	1,297,253
		7,716,125
DIVERSIFIED CONSUMER SERVICES — 0.7%
Grand Canyon Education, Inc. (a)	8,163	1,111,882
H&R Block, Inc.	43,287	2,125,825
Mister Car Wash, Inc. (a) (b)	3,520	27,280
Service Corp. International	16,890	1,253,407
		4,518,394
DIVERSIFIED REITs — 0.1%
WP Carey, Inc. REIT	14,611	824,645
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.0% (c)
Frontier Communications Parent, Inc. (a)	13,258	324,821
GCI Liberty, Inc. (a) (d)	10,520	—
		324,821
ELECTRIC UTILITIES — 3.2%
Alliant Energy Corp.	18,749	944,950
American Electric Power Co., Inc.	24,559	2,114,530
Avangrid, Inc.	6,619	241,196
Edison International	20,318	1,437,092
Entergy Corp.	19,338	2,043,640
Evergy, Inc.	28,437	1,517,967
Eversource Energy	27,077	1,618,392
Exelon Corp.	50,027	1,879,514
FirstEnergy Corp.	25,556	986,973
Hawaiian Electric Industries, Inc. (b)	30,969	349,021
IDACORP, Inc.	8,442	784,177
NRG Energy, Inc.	17,096	1,157,228
OGE Energy Corp.	44,005	1,509,372
Pinnacle West Capital Corp.	17,843	1,333,407
PPL Corp.	43,413	1,195,160

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Xcel Energy, Inc.	32,473	$1,745,424
		20,858,043
ELECTRICAL EQUIPMENT — 0.7%
Acuity Brands, Inc.	8,069	2,168,382
AMETEK, Inc.	7,695	1,407,416
nVent Electric PLC	7,466	562,936
Regal Rexnord Corp.	2,468	444,487
Sensata Technologies Holding PLC	6,928	254,535
		4,837,756
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.1%
Amphenol Corp. Class A	42,846	4,942,286
Arrow Electronics, Inc. (a)	5,265	681,607
Avnet, Inc.	17,611	873,153
CDW Corp.	23,233	5,942,537
Corning, Inc.	68,364	2,253,277
Crane NXT Co.	5,041	312,038
Hubbell, Inc.	3,986	1,654,389
IPG Photonics Corp. (a)	5,714	518,203
Jabil, Inc.	36,712	4,917,572
Keysight Technologies, Inc. (a)	7,211	1,127,656
Littelfuse, Inc.	2,205	534,382
TD SYNNEX Corp.	11,895	1,345,325
Teledyne Technologies, Inc. (a)	1,684	722,975
Trimble, Inc. (a)	8,072	519,514
Vontier Corp.	12,978	588,682
		26,933,596
ENTERTAINMENT — 0.7%
Electronic Arts, Inc.	16,151	2,142,753
Liberty Media Corp.-Liberty Formula One Class A (a)	1,183	69,490
Liberty Media Corp.-Liberty Live Class A (a)	2,045	86,606
Liberty Media Corp.-Liberty Live Class C (a)	4,721	206,874
Live Nation Entertainment, Inc. (a)	13,722	1,451,376
Madison Square Garden Sports Corp. (a)	2,939	542,304
		4,499,403
FINANCIAL SERVICES — 0.9%
Corebridge Financial, Inc.	8,078	232,081
Corpay, Inc. (a)	2,449	755,615
Euronet Worldwide, Inc. (a)	6,281	690,470
Jack Henry & Associates, Inc.	8,466	1,470,798
MGIC Investment Corp.	22,829	510,457
Voya Financial, Inc.	5,970	441,302
Western Union Co.	81,991	1,146,234
WEX, Inc. (a)	2,711	643,944
		5,890,901
FOOD PRODUCTS — 2.9%
Archer-Daniels-Midland Co.	81,152	5,097,157
Campbell Soup Co.	16,886	750,583
Conagra Brands, Inc.	28,079	832,262
Security Description	Shares	Value
Darling Ingredients, Inc. (a)	6,376	$296,548
Flowers Foods, Inc.	53,810	1,277,988
Hershey Co.	8,155	1,586,148
Hormel Foods Corp.	32,579	1,136,681
Ingredion, Inc.	13,197	1,542,069
J M Smucker Co.	10,314	1,298,223
Kellanova	24,622	1,410,594
Pilgrim's Pride Corp. (a)	11,610	398,455
Post Holdings, Inc. (a)	11,892	1,263,882
Seaboard Corp.	72	232,122
Tyson Foods, Inc. Class A	34,708	2,038,401
WK Kellogg Co. (b)	6,084	114,379
		19,275,492
GAS UTILITIES — 0.6%
Atmos Energy Corp.	8,559	1,017,408
National Fuel Gas Co.	25,432	1,366,207
UGI Corp.	59,779	1,466,977
		3,850,592
GROUND TRANSPORTATION — 1.4%
Avis Budget Group, Inc.	3,837	469,879
JB Hunt Transport Services, Inc.	14,706	2,930,170
Knight-Swift Transportation Holdings, Inc.	36,105	1,986,497
Landstar System, Inc.	10,182	1,962,682
Ryder System, Inc.	4,829	580,398
Saia, Inc. (a)	740	432,900
Schneider National, Inc. Class B	15,475	350,354
U-Haul Holding Co. (a) (b) (e)	2,141	144,603
U-Haul Holding Co. (e)	6,101	406,815
		9,264,298
HEALTH CARE EQUIPMENT & SUPPLIES — 0.7%
Enovis Corp. (a)	14,821	925,571
Globus Medical, Inc. Class A (a)	5,808	311,541
Hologic, Inc. (a)	39,434	3,074,275
Integra LifeSciences Holdings Corp. (a)	5,209	184,659
Teleflex, Inc.	1,668	377,252
		4,873,298
HEALTH CARE PROVIDERS & SERVICES — 8.5%
Acadia Healthcare Co., Inc. (a)	9,636	763,364
Amedisys, Inc. (a)	2,183	201,185
Cardinal Health, Inc.	60,008	6,714,895
Cencora, Inc.	38,875	9,446,236
Centene Corp. (a)	95,676	7,508,652
Chemed Corp.	2,975	1,909,742
CVS Health Corp.	48,976	3,906,326
DaVita, Inc. (a)	2,553	352,442
Encompass Health Corp.	14,244	1,176,270
Henry Schein, Inc. (a)	35,852	2,707,543
Humana, Inc.	5,127	1,777,633
Laboratory Corp. of America Holdings	8,666	1,893,174
McKesson Corp.	13,738	7,375,245
Molina Healthcare, Inc. (a)	12,590	5,172,350

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Premier, Inc. Class A	33,499	$740,328
Quest Diagnostics, Inc.	18,985	2,527,093
Tenet Healthcare Corp. (a)	4,741	498,327
Universal Health Services, Inc. Class B	7,978	1,455,666
		56,126,471
HEALTH CARE REITs — 0.3%
Healthpeak Properties, Inc. REIT	38,043	713,306
Medical Properties Trust, Inc. REIT (b)	37,969	178,455
Omega Healthcare Investors, Inc. REIT	27,248	862,944
		1,754,705
HOTEL & RESORT REITs — 0.2%
Host Hotels & Resorts, Inc. REIT	52,203	1,079,558
HOTELS, RESTAURANTS & LEISURE — 1.8%
Boyd Gaming Corp.	16,192	1,090,046
Choice Hotels International, Inc.	2,938	371,216
Domino's Pizza, Inc.	5,080	2,524,150
Expedia Group, Inc. (a)	6,983	961,908
Hyatt Hotels Corp. Class A	3,342	533,450
Marriott Vacations Worldwide Corp.	4,655	501,483
MGM Resorts International (a)	21,848	1,031,444
Texas Roadhouse, Inc.	4,156	641,977
Travel & Leisure Co.	13,676	669,577
Vail Resorts, Inc.	3,291	733,334
Wendy's Co.	14,466	272,540
Yum! Brands, Inc.	18,558	2,573,067
		11,904,192
HOUSEHOLD DURABLES — 3.3%
Garmin Ltd.	15,784	2,349,764
Leggett & Platt, Inc.	10,535	201,745
Lennar Corp. Class A	26,524	4,561,597
Mohawk Industries, Inc. (a)	3,640	476,440
Newell Brands, Inc.	14,704	118,073
NVR, Inc. (a)	675	5,467,473
PulteGroup, Inc.	29,124	3,512,937
Tempur Sealy International, Inc.	8,169	464,163
Toll Brothers, Inc.	31,406	4,062,994
Whirlpool Corp.	3,200	382,816
		21,598,002
HOUSEHOLD PRODUCTS — 0.7%
Church & Dwight Co., Inc.	11,324	1,181,206
Clorox Co.	6,689	1,024,153
Kimberly-Clark Corp.	16,786	2,171,269
Reynolds Consumer Products, Inc.	6,280	179,357
Spectrum Brands Holdings, Inc.	1,546	137,610
		4,693,595
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.2%
AES Corp.	24,669	442,315
Brookfield Renewable Corp. Class A (b)	9,221	226,560
Security Description	Shares	Value
Clearway Energy, Inc. Class A	6,152	$132,329
Clearway Energy, Inc. Class C	13,358	307,902
		1,109,106
INDUSTRIAL CONGLOMERATES — 0.4%
3M Co.	24,531	2,602,003
INDUSTRIAL REITs — 0.4%
EastGroup Properties, Inc. REIT	3,935	707,395
First Industrial Realty Trust, Inc. REIT	26,344	1,384,114
STAG Industrial, Inc. REIT	12,090	464,739
		2,556,248
INSURANCE — 3.3%
Arch Capital Group Ltd. (a)	17,985	1,662,533
Assurant, Inc.	3,670	690,841
Assured Guaranty Ltd.	4,131	360,430
Axis Capital Holdings Ltd.	7,732	502,735
Brown & Brown, Inc.	17,349	1,518,732
CNA Financial Corp.	2,507	113,868
Everest Group Ltd.	2,820	1,120,950
Fidelity National Financial, Inc.	33,267	1,766,478
First American Financial Corp.	9,933	606,410
Globe Life, Inc.	7,795	907,104
Hanover Insurance Group, Inc.	3,655	497,701
Kinsale Capital Group, Inc.	1,472	772,417
Loews Corp.	13,260	1,038,125
Old Republic International Corp.	35,318	1,084,969
Primerica, Inc.	2,668	674,897
Principal Financial Group, Inc.	15,667	1,352,219
Reinsurance Group of America, Inc.	4,782	922,352
RLI Corp.	11,468	1,702,654
W R Berkley Corp.	36,718	3,247,340
Willis Towers Watson PLC	4,430	1,218,250
		21,761,005
IT SERVICES — 2.9%
Akamai Technologies, Inc. (a)	31,091	3,381,457
Amdocs Ltd.	33,831	3,057,307
Cognizant Technology Solutions Corp. Class A	92,551	6,783,063
Gartner, Inc. (a)	6,716	3,201,316
VeriSign, Inc. (a)	13,090	2,480,686
		18,903,829
LEISURE EQUIPMENT & PRODUCTS — 0.3%
Brunswick Corp.	4,201	405,480
Polaris, Inc.	15,366	1,538,444
		1,943,924
LIFE SCIENCES TOOLS & SERVICES — 0.9%
Agilent Technologies, Inc.	11,771	1,712,798
Bio-Techne Corp.	7,958	560,164
Fortrea Holdings, Inc. (a)	8,605	345,405
Qiagen NV (a)	20,944	900,382
Waters Corp. (a)	4,080	1,404,458

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
West Pharmaceutical Services, Inc.	3,211	$1,270,625
		6,193,832
MACHINERY — 4.4%
AGCO Corp.	10,417	1,281,499
Allison Transmission Holdings, Inc.	25,918	2,103,505
CNH Industrial NV	63,554	823,660
Cummins, Inc.	5,243	1,544,850
Donaldson Co., Inc.	20,003	1,493,824
Dover Corp.	6,478	1,147,837
Esab Corp.	3,556	393,187
Flowserve Corp.	3,635	166,047
Fortive Corp.	13,446	1,156,625
Gates Industrial Corp. PLC (a)	4,026	71,300
Graco, Inc.	15,549	1,453,210
IDEX Corp.	4,126	1,006,827
ITT, Inc.	6,107	830,735
Lincoln Electric Holdings, Inc.	4,608	1,177,068
Middleby Corp. (a)	1,994	320,615
Nordson Corp.	6,283	1,724,935
Oshkosh Corp.	17,612	2,196,392
Otis Worldwide Corp.	19,442	1,930,007
PACCAR, Inc.	30,839	3,820,644
Snap-on, Inc.	4,832	1,431,335
Timken Co.	7,709	673,998
Toro Co.	5,699	522,199
Westinghouse Air Brake Technologies Corp.	11,296	1,645,601
		28,915,900
MARINE — 0.1%
Kirby Corp. (a)	4,286	408,541
MEDIA — 1.6%
Cable One, Inc.	804	340,196
Charter Communications, Inc. Class A (a)	4,134	1,201,464
Fox Corp. Class A	23,481	734,251
Fox Corp. Class B	11,958	342,238
Interpublic Group of Cos., Inc.	22,693	740,473
Liberty Broadband Corp. Class A (a)	1,794	102,473
Liberty Broadband Corp. Class C (a)	10,950	626,668
Liberty Media Corp.-Liberty SiriusXM Class A (a)	7,961	236,442
Liberty Media Corp.-Liberty SiriusXM Class C (a)	18,884	561,044
New York Times Co. Class A	17,435	753,541
News Corp. Class A	45,784	1,198,625
News Corp. Class B	13,816	373,861
Nexstar Media Group, Inc.	9,362	1,612,979
Omnicom Group, Inc.	12,035	1,164,507
Sirius XM Holdings, Inc. (b)	142,175	551,639
		10,540,401
METALS & MINING — 1.6%
Nucor Corp.	16,638	3,292,660
Reliance, Inc.	16,658	5,566,771
Royal Gold, Inc.	4,221	514,160
Security Description	Shares	Value
Steel Dynamics, Inc.	8,665	$1,284,413
		10,658,004
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.3%
Annaly Capital Management, Inc. REIT	50,446	993,282
Rithm Capital Corp. REIT	79,908	891,773
Starwood Property Trust, Inc. REIT (b)	22,227	451,875
		2,336,930
MULTI-UTILITIES — 1.9%
Ameren Corp.	25,412	1,879,471
CenterPoint Energy, Inc.	34,796	991,338
CMS Energy Corp.	23,734	1,432,110
Consolidated Edison, Inc.	23,019	2,090,355
DTE Energy Co.	17,652	1,979,495
NiSource, Inc.	61,857	1,710,965
Public Service Enterprise Group, Inc.	18,888	1,261,341
WEC Energy Group, Inc.	18,502	1,519,384
		12,864,459
OFFICE REITs — 0.3%
Boston Properties, Inc. REIT	21,595	1,410,370
Cousins Properties, Inc. REIT	11,279	271,147
Highwoods Properties, Inc. REIT	12,508	327,459
Kilroy Realty Corp. REIT	8,416	306,595
NET Lease Office Properties REIT	985	23,443
		2,339,014
OIL, GAS & CONSUMABLE FUELS — 5.3%
Cheniere Energy, Inc.	22,367	3,607,350
Chesapeake Energy Corp.	25,717	2,284,441
Coterra Energy, Inc.	86,447	2,410,142
Diamondback Energy, Inc.	10,233	2,027,874
DT Midstream, Inc.	5,816	355,358
HF Sinclair Corp.	32,278	1,948,623
Marathon Petroleum Corp.	36,057	7,265,485
ONEOK, Inc.	20,960	1,680,363
Phillips 66	29,090	4,751,561
Pioneer Natural Resources Co.	12,503	3,282,037
Texas Pacific Land Corp.	688	398,015
Valero Energy Corp.	30,383	5,186,074
		35,197,323
PERSONAL CARE PRODUCTS — 0.3%
Coty, Inc. Class A (a)	14,021	167,691
Estee Lauder Cos., Inc. Class A	11,942	1,840,859
		2,008,550
PAPER & FOREST PRODUCTS — 0.0% (c)
Louisiana-Pacific Corp.	2,227	186,868
PHARMACEUTICALS — 0.5%
Jazz Pharmaceuticals PLC (a)	9,650	1,162,053
Organon & Co.	23,342	438,830
Royalty Pharma PLC Class A	26,138	793,811

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Viatris, Inc.	77,264	$922,532
		3,317,226
PROFESSIONAL SERVICES — 3.8%
Booz Allen Hamilton Holding Corp.	12,301	1,825,960
Broadridge Financial Solutions, Inc.	9,015	1,846,813
CACI International, Inc. Class A (a)	6,419	2,431,710
Concentrix Corp.	4,197	277,925
Dun & Bradstreet Holdings, Inc.	29,857	299,764
FTI Consulting, Inc. (a)	3,371	708,887
Genpact Ltd.	36,068	1,188,441
Jacobs Solutions, Inc.	11,427	1,756,673
Leidos Holdings, Inc.	38,896	5,098,877
ManpowerGroup, Inc.	14,240	1,105,594
Paychex, Inc.	13,323	1,636,064
Robert Half, Inc.	29,911	2,371,344
Science Applications International Corp.	15,342	2,000,443
SS&C Technologies Holdings, Inc.	19,181	1,234,681
Verisk Analytics, Inc.	5,164	1,217,310
		25,000,486
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.8%
CBRE Group, Inc. Class A (a)	38,295	3,723,806
Jones Lang LaSalle, Inc. (a)	6,713	1,309,639
Lennar Corp. Class B	1,570	242,063
		5,275,508
RESIDENTIAL REITs — 1.3%
Apartment Income REIT Corp.	42,545	1,381,436
AvalonBay Communities, Inc. REIT	8,154	1,513,056
Camden Property Trust REIT	16,453	1,618,975
Equity LifeStyle Properties, Inc. REIT	14,972	964,197
Equity Residential REIT	14,535	917,304
Essex Property Trust, Inc. REIT	3,136	767,724
Mid-America Apartment Communities, Inc. REIT	9,812	1,291,063
		8,453,755
RETAIL REITs — 0.5%
Agree Realty Corp. REIT	4,766	272,234
Federal Realty Investment Trust REIT	9,187	938,176
NNN REIT, Inc.	21,578	922,244
Regency Centers Corp. REIT	17,755	1,075,243
		3,207,897
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.7%
Cirrus Logic, Inc. (a)	11,503	1,064,718
Qorvo, Inc. (a)	6,925	795,198
Skyworks Solutions, Inc.	22,746	2,463,847
Universal Display Corp.	3,350	564,307
		4,888,070
SOFTWARE — 0.7%
Dolby Laboratories, Inc. Class A	16,921	1,417,472
Dropbox, Inc. Class A (a)	56,428	1,371,200
Security Description	Shares	Value
Manhattan Associates, Inc. (a)	5,711	$1,429,064
Teradata Corp. (a)	14,298	552,904
		4,770,640
SPECIALIZED REITs — 1.7%
CubeSmart REIT	14,340	648,455
EPR Properties REIT	8,252	350,297
Extra Space Storage, Inc. REIT	13,485	1,982,295
Iron Mountain, Inc. REIT	15,248	1,223,042
Lamar Advertising Co. Class A REIT	11,453	1,367,603
National Storage Affiliates Trust REIT	4,768	186,715
Public Storage REIT	8,648	2,508,439
Rayonier, Inc. REIT	10,746	357,197
Weyerhaeuser Co. REIT	68,429	2,457,285
		11,081,328
SPECIALTY RETAIL — 4.0%
Advance Auto Parts, Inc.	4,522	384,777
AutoNation, Inc. (a)	1,224	202,670
AutoZone, Inc. (a)	1,027	3,236,745
Best Buy Co., Inc.	33,547	2,751,860
Dick's Sporting Goods, Inc.	4,515	1,015,243
Five Below, Inc. (a)	2,772	502,785
Murphy USA, Inc.	5,597	2,346,262
O'Reilly Automotive, Inc. (a)	2,878	3,248,917
Penske Automotive Group, Inc.	5,684	920,751
Petco Health & Wellness Co., Inc. (a) (b)	4,819	10,987
Tractor Supply Co.	11,865	3,105,308
Ulta Beauty, Inc. (a)	6,150	3,215,712
Williams-Sonoma, Inc.	17,586	5,584,083
		26,526,100
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.5%
Hewlett Packard Enterprise Co.	217,040	3,848,119
HP, Inc.	80,266	2,425,639
NetApp, Inc.	33,503	3,516,810
		9,790,568
TEXTILES, APPAREL & LUXURY GOODS — 1.1%
Carter's, Inc.	6,313	534,585
Columbia Sportswear Co.	9,102	738,900
Deckers Outdoor Corp. (a)	2,278	2,144,190
Ralph Lauren Corp.	9,003	1,690,403
Skechers USA, Inc. Class A (a)	19,903	1,219,258
Tapestry, Inc.	15,253	724,213
		7,051,549
TRADING COMPANIES & DISTRIBUTORS — 1.5%
Air Lease Corp.	7,464	383,948
Core & Main, Inc. Class A (a)	9,594	549,257
Fastenal Co.	40,862	3,152,095
MSC Industrial Direct Co., Inc. Class A	8,784	852,399
United Rentals, Inc.	1,813	1,307,372
Watsco, Inc. (b)	3,956	1,708,873

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
WW Grainger, Inc.	2,283	$2,322,496
		10,276,440
WATER UTILITIES — 0.1%
Essential Utilities, Inc.	20,014	741,519
TOTAL COMMON STOCKS (Cost $537,375,340)		660,347,439
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (f) (g)	694,210	694,418
State Street Navigator Securities Lending Portfolio II (h) (i)	2,390,655	2,390,655
TOTAL SHORT-TERM INVESTMENTS (Cost $3,085,073)		3,085,073
TOTAL INVESTMENTS — 100.3% (Cost $540,460,413)		663,432,512
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(2,100,284)
NET ASSETS — 100.0%		$661,332,228

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2024.
(c)	Amount is less than 0.05% of net assets.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2024, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2024.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

At  March 31, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 1000 Growth Index (long)	6	06/21/2024	$851,615	$874,260	$22,645

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$660,347,439	$—	$0(a)	$660,347,439
Short-Term Investments	3,085,073	—	—	3,085,073
TOTAL INVESTMENTS	$663,432,512	$—	$0	$663,432,512
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$22,645	$—	$—	$22,645
TOTAL OTHER FINANCIAL INSTRUMENTS:	$22,645	$—	$—	$22,645
(a)	The Fund held a Level 3 security that was valued at $0 at March 31, 2024.

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	516,604	$516,708	$14,961,812	$14,784,058	$(44)	$—	694,210	$694,418	$30,903
State Street Navigator Securities Lending Portfolio II	2,291,301	2,291,301	55,350,633	55,251,279	—	—	2,390,655	2,390,655	121,647
Total		$2,808,009	$70,312,445	$70,035,337	$(44)	$—		$3,085,073	$152,550
See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.1%
Axon Enterprise, Inc. (a)	200	$62,576
Boeing Co. (a)	113	21,808
BWX Technologies, Inc.	1,114	114,319
Curtiss-Wright Corp.	419	107,239
General Dynamics Corp.	405	114,408
HEICO Corp.	317	60,547
HEICO Corp. Class A	677	104,217
Hexcel Corp.	818	59,591
Howmet Aerospace, Inc.	2,713	185,651
Huntington Ingalls Industries, Inc.	436	127,081
L3Harris Technologies, Inc.	195	41,555
Lockheed Martin Corp.	159	72,324
Northrop Grumman Corp.	71	33,985
RTX Corp.	576	56,177
Textron, Inc.	1,924	184,569
TransDigm Group, Inc.	92	113,307
Woodward, Inc.	1,139	175,543
		1,634,897
AIR FREIGHT & LOGISTICS — 0.9%
CH Robinson Worldwide, Inc.	2,821	214,791
Expeditors International of Washington, Inc.	4,204	511,080
FedEx Corp.	1,527	442,433
GXO Logistics, Inc. (a)	2,191	117,788
United Parcel Service, Inc. Class B	742	110,284
		1,396,376
AIRLINES — 1.0%
Alaska Air Group, Inc. (a)	3,629	156,010
American Airlines Group, Inc. (a)	18,188	279,186
Delta Air Lines, Inc.	14,194	679,467
Southwest Airlines Co.	3,106	90,664
United Airlines Holdings, Inc. (a)	6,850	327,978
		1,533,305
AUTO COMPONENTS — 0.6%
Aptiv PLC (a)	338	26,922
BorgWarner, Inc.	8,357	290,322
Gentex Corp.	6,655	240,379
Lear Corp.	2,196	318,156
Phinia, Inc.	2,627	100,956
		976,735
AUTOMOBILES — 0.5%
Ford Motor Co.	30,263	401,893
General Motors Co.	3,632	164,711
Harley-Davidson, Inc.	418	18,283
Tesla, Inc. (a)	133	23,380
Thor Industries, Inc.	1,524	178,826
		787,093
BANKS — 1.6%
Bank of America Corp.	345	13,082
Bank of New York Mellon Corp.	2,593	149,409
Bank OZK	1,532	69,645
Security Description	Shares	Value
BOK Financial Corp.	92	$8,464
Citigroup, Inc.	1,709	108,077
Citizens Financial Group, Inc.	1,185	43,004
Columbia Banking System, Inc.	602	11,649
Comerica, Inc.	1,412	77,646
Commerce Bancshares, Inc.	150	7,980
Cullen/Frost Bankers, Inc.	134	15,084
East West Bancorp, Inc.	1,548	122,462
Fifth Third Bancorp	3,260	121,305
First Citizens BancShares, Inc. Class A	42	68,670
First Hawaiian, Inc.	390	8,564
First Horizon Corp.	4,383	67,498
FNB Corp.	3,095	43,640
Goldman Sachs Group, Inc.	115	48,034
Huntington Bancshares, Inc.	6,401	89,294
JPMorgan Chase & Co.	100	20,030
KeyCorp	7,005	110,749
M&T Bank Corp.	355	51,631
Morgan Stanley	114	10,734
New York Community Bancorp, Inc. (b)	862	2,776
Northern Trust Corp.	400	35,568
NU Holdings Ltd. Class A (a)	1,241	14,805
Pinnacle Financial Partners, Inc.	519	44,572
PNC Financial Services Group, Inc.	348	56,237
Popular, Inc.	1,231	108,439
Prosperity Bancshares, Inc.	207	13,617
Regions Financial Corp.	3,384	71,199
State Street Corp. (c)	1,697	131,212
Synovus Financial Corp.	754	30,205
Truist Financial Corp.	2,030	79,129
U.S. Bancorp	1,930	86,271
Webster Financial Corp.	1,026	52,090
Wells Fargo & Co.	939	54,424
Western Alliance Bancorp	3,410	218,888
Wintrust Financial Corp.	697	72,760
Zions Bancorp NA	2,072	89,925
		2,428,768
BEVERAGES — 0.4%
Boston Beer Co., Inc. Class A (a)	252	76,714
Brown-Forman Corp. Class B	140	7,227
Celsius Holdings, Inc. (a)	737	61,112
Coca-Cola Co.	394	24,105
Constellation Brands, Inc. Class A	455	123,651
Keurig Dr Pepper, Inc.	1,425	43,705
Molson Coors Beverage Co. Class B	2,244	150,909
Monster Beverage Corp. (a)	1,743	103,325
PepsiCo, Inc.	238	41,652
		632,400
BIOTECHNOLOGY — 0.7%
AbbVie, Inc.	258	46,982
Amgen, Inc.	256	72,786
Biogen, Inc. (a)	169	36,442

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
BioMarin Pharmaceutical, Inc. (a)	118	$10,306
Exact Sciences Corp. (a)	31	2,141
Exelixis, Inc. (a)	8,156	193,542
Gilead Sciences, Inc.	820	60,065
Incyte Corp. (a)	301	17,148
Moderna, Inc. (a)	122	13,000
Neurocrine Biosciences, Inc. (a)	647	89,234
Regeneron Pharmaceuticals, Inc. (a)	184	177,098
United Therapeutics Corp. (a)	274	62,943
Vertex Pharmaceuticals, Inc. (a)	603	252,060
		1,033,747
BROADLINE RETAIL — 0.4%
Amazon.com, Inc. (a)	316	57,000
Coupang, Inc. (a)	6,543	116,400
eBay, Inc.	3,862	203,836
Kohl's Corp. (b)	865	25,215
Macy's, Inc.	2,745	54,873
Nordstrom, Inc.	2,839	57,546
Ollie's Bargain Outlet Holdings, Inc. (a)	2,200	175,054
		689,924
BUILDING PRODUCTS — 3.9%
A O Smith Corp.	3,211	287,256
Advanced Drainage Systems, Inc.	2,439	420,093
Allegion PLC	489	65,873
Armstrong World Industries, Inc.	1,130	140,369
AZEK Co., Inc. (a)	3,649	183,253
Builders FirstSource, Inc. (a)	7,658	1,597,076
Carlisle Cos., Inc.	872	341,693
Carrier Global Corp.	5,673	329,771
Fortune Brands Innovations, Inc.	4,897	414,629
Hayward Holdings, Inc. (a)	2,466	37,754
Johnson Controls International PLC	1,291	84,328
Lennox International, Inc.	430	210,167
Masco Corp.	6,136	484,008
Owens Corning	4,957	826,828
Trane Technologies PLC	1,017	305,303
Trex Co., Inc. (a)	2,650	264,338
		5,992,739
CAPITAL MARKETS — 2.9%
Affiliated Managers Group, Inc.	1,667	279,172
Ameriprise Financial, Inc.	314	137,670
ARES Management Corp. Class A	268	35,639
BlackRock, Inc.	84	70,031
Blackstone, Inc.	1,602	210,455
Blue Owl Capital, Inc.	2,037	38,418
Carlyle Group, Inc.	3,465	162,543
Cboe Global Markets, Inc.	698	128,243
Charles Schwab Corp.	140	10,128
CME Group, Inc.	253	54,468
Evercore, Inc. Class A	2,197	423,120
FactSet Research Systems, Inc.	474	215,381
Franklin Resources, Inc.	1,814	50,992
Security Description	Shares	Value
Houlihan Lokey, Inc.	1,163	$149,085
Interactive Brokers Group, Inc. Class A	907	101,321
Intercontinental Exchange, Inc.	283	38,893
Invesco Ltd.	1,792	29,729
Janus Henderson Group PLC	4,020	132,218
Jefferies Financial Group, Inc.	722	31,840
KKR & Co., Inc.	129	12,975
Lazard, Inc.	1,147	48,025
LPL Financial Holdings, Inc.	2,047	540,817
MarketAxess Holdings, Inc.	241	52,839
Moody's Corp.	530	208,306
Morningstar, Inc.	127	39,163
MSCI, Inc.	399	223,620
Nasdaq, Inc.	1,410	88,971
Raymond James Financial, Inc.	207	26,583
S&P Global, Inc.	332	141,249
SEI Investments Co.	2,074	149,121
Stifel Financial Corp.	1,184	92,553
T Rowe Price Group, Inc.	1,548	188,732
TPG, Inc.	1,177	52,612
Tradeweb Markets, Inc. Class A	1,519	158,234
Virtu Financial, Inc. Class A	2,061	42,292
XP, Inc. Class A	3,060	78,520
		4,443,958
CHEMICALS — 2.7%
Air Products & Chemicals, Inc.	123	29,799
Albemarle Corp. (b)	245	32,276
Axalta Coating Systems Ltd. (a)	2,793	96,051
Celanese Corp.	342	58,776
CF Industries Holdings, Inc.	2,707	225,249
Chemours Co.	833	21,875
Corteva, Inc.	1,492	86,044
Dow, Inc.	8,356	484,063
DuPont de Nemours, Inc.	3,026	232,003
Eastman Chemical Co.	1,679	168,269
Ecolab, Inc.	563	129,997
Element Solutions, Inc.	2,657	66,372
Huntsman Corp.	5,003	130,228
International Flavors & Fragrances, Inc.	425	36,546
Linde PLC	213	98,900
LyondellBasell Industries NV Class A	8,178	836,446
Mosaic Co.	7,309	237,250
NewMarket Corp.	219	138,982
Olin Corp.	7,617	447,880
PPG Industries, Inc.	739	107,081
RPM International, Inc.	1,001	119,069
Scotts Miracle-Gro Co. (b)	654	48,782
Sherwin-Williams Co.	373	129,554
Westlake Corp.	1,507	230,270
		4,191,762
COMMERCIAL SERVICES & SUPPLIES — 1.4%
Cintas Corp.	324	222,598

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Clean Harbors, Inc. (a)	1,945	$391,548
Copart, Inc. (a)	4,211	243,901
MSA Safety, Inc.	412	79,759
RB Global, Inc.	4,172	317,781
Republic Services, Inc.	831	159,087
Rollins, Inc.	2,865	132,564
Stericycle, Inc. (a)	851	44,890
Tetra Tech, Inc.	440	81,272
Veralto Corp.	2,558	226,792
Vestis Corp.	5,739	110,591
Waste Management, Inc.	863	183,948
		2,194,731
COMMUNICATIONS EQUIPMENT — 0.8%
Arista Networks, Inc. (a)	985	285,630
Ciena Corp. (a)	208	10,286
Cisco Systems, Inc.	3,142	156,817
F5, Inc. (a)	2,313	438,522
Juniper Networks, Inc.	1,209	44,805
Lumentum Holdings, Inc. (a)	271	12,832
Motorola Solutions, Inc.	598	212,278
Viasat, Inc. (a)	2,909	52,624
		1,213,794
CONSTRUCTION & ENGINEERING — 0.9%
AECOM	1,701	166,834
EMCOR Group, Inc.	1,921	672,734
MasTec, Inc. (a)	273	25,457
MDU Resources Group, Inc.	3,343	84,244
Quanta Services, Inc.	1,466	380,867
Valmont Industries, Inc.	85	19,404
WillScot Mobile Mini Holdings Corp. (a)	1,917	89,140
		1,438,680
CONSTRUCTION MATERIALS — 0.5%
Eagle Materials, Inc.	1,451	394,310
Martin Marietta Materials, Inc.	265	162,694
Vulcan Materials Co.	672	183,402
		740,406
CONSUMER FINANCE — 1.1%
Ally Financial, Inc.	2,448	99,364
American Express Co.	701	159,611
Capital One Financial Corp.	2,203	328,005
Credit Acceptance Corp. (a)	230	126,856
Discover Financial Services	3,300	432,597
OneMain Holdings, Inc.	5,069	258,975
SLM Corp.	1,651	35,975
Synchrony Financial	4,481	193,221
		1,634,604
CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.2%
Albertsons Cos., Inc. Class A	16,667	357,341
BJ's Wholesale Club Holdings, Inc. (a)	4,946	374,165
Casey's General Stores, Inc.	1,214	386,598
Costco Wholesale Corp.	261	191,216
Security Description	Shares	Value
Dollar General Corp.	272	$42,448
Dollar Tree, Inc. (a)	1,473	196,130
Grocery Outlet Holding Corp. (a)	1,868	53,761
Kroger Co.	7,442	425,162
Maplebear, Inc. (a)	873	32,554
Performance Food Group Co. (a)	4,103	306,248
Sysco Corp.	3,596	291,923
Target Corp.	546	96,757
U.S. Foods Holding Corp. (a)	9,654	521,026
Walmart, Inc.	900	54,153
		3,329,482
CONTAINERS & PACKAGING — 1.2%
Amcor PLC	7,013	66,694
AptarGroup, Inc.	1,004	144,466
Ardagh Group SA (a) (b)	1,422	12,194
Avery Dennison Corp.	853	190,432
Ball Corp.	830	55,909
Berry Global Group, Inc.	1,438	86,970
Crown Holdings, Inc.	1,473	116,750
Graphic Packaging Holding Co.	10,086	294,310
International Paper Co.	5,317	207,469
Packaging Corp. of America	1,904	361,341
Sealed Air Corp.	445	16,554
Silgan Holdings, Inc.	1,483	72,014
Sonoco Products Co.	894	51,709
Westrock Co.	2,892	143,009
		1,819,821
DISTRIBUTORS — 0.4%
Genuine Parts Co.	1,240	192,113
LKQ Corp.	3,426	182,983
Pool Corp.	726	292,941
		668,037
DIVERSIFIED CONSUMER SERVICES — 0.4%
Bright Horizons Family Solutions, Inc. (a)	781	88,534
Grand Canyon Education, Inc. (a)	1,142	155,552
H&R Block, Inc.	5,685	279,190
Service Corp. International	727	53,951
		577,227
DIVERSIFIED REITs — 0.0% (d)
WP Carey, Inc. REIT	320	18,061
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
AT&T, Inc.	6,606	116,266
Frontier Communications Parent, Inc. (a)	1,906	46,697
GCI Liberty, Inc. (a) (e)	6,909	—
Iridium Communications, Inc.	193	5,049
Verizon Communications, Inc.	4,186	175,644
		343,656
ELECTRIC UTILITIES — 1.3%
Alliant Energy Corp.	906	45,663
American Electric Power Co., Inc.	833	71,721
Constellation Energy Corp.	429	79,301

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Duke Energy Corp.	675	$65,279
Edison International	2,355	166,569
Entergy Corp.	843	89,088
Evergy, Inc.	1,079	57,597
Eversource Energy	491	29,347
Exelon Corp.	3,340	125,484
FirstEnergy Corp.	2,005	77,433
Hawaiian Electric Industries, Inc. (b)	6,808	76,726
IDACORP, Inc.	462	42,915
NextEra Energy, Inc.	332	21,218
NRG Energy, Inc.	6,354	430,102
OGE Energy Corp.	1,982	67,983
PG&E Corp.	8,807	147,606
Pinnacle West Capital Corp.	1,225	91,544
PPL Corp.	2,043	56,244
Southern Co.	1,589	113,995
Xcel Energy, Inc.	1,384	74,390
		1,930,205
ELECTRICAL EQUIPMENT — 1.2%
Acuity Brands, Inc.	1,306	350,961
AMETEK, Inc.	945	172,840
Eaton Corp. PLC	594	185,732
Generac Holdings, Inc. (a)	1,005	126,771
nVent Electric PLC	3,919	295,493
Regal Rexnord Corp.	1,273	229,267
Rockwell Automation, Inc.	867	252,583
Sensata Technologies Holding PLC	646	23,734
Vertiv Holdings Co. Class A	1,925	157,215
		1,794,596
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.9%
Amphenol Corp. Class A	4,069	469,359
Arrow Electronics, Inc. (a)	1,523	197,168
Avnet, Inc.	212	10,511
CDW Corp.	3,534	903,926
Cognex Corp.	918	38,942
Corning, Inc.	5,879	193,772
Crane NXT Co.	1,570	97,183
Hubbell, Inc.	772	320,419
IPG Photonics Corp. (a)	1,448	131,319
Jabil, Inc.	7,761	1,039,586
Keysight Technologies, Inc. (a)	1,193	186,561
Littelfuse, Inc.	448	108,573
TD SYNNEX Corp.	3,271	369,950
Teledyne Technologies, Inc. (a)	146	62,681
Trimble, Inc. (a)	925	59,533
Vontier Corp.	3,825	173,502
Zebra Technologies Corp. Class A (a)	344	103,695
		4,466,680
ENERGY EQUIPMENT & SERVICES — 0.3%
Baker Hughes Co.	2,240	75,040
Halliburton Co.	2,790	109,982
NOV, Inc.	700	13,664
Security Description	Shares	Value
Schlumberger NV	1,305	$71,527
TechnipFMC PLC	4,970	124,797
		395,010
ENTERTAINMENT — 0.9%
Electronic Arts, Inc.	1,850	245,440
Liberty Media Corp.-Liberty Formula One Class A (a)	187	10,984
Liberty Media Corp.-Liberty Formula One Class C (a)	1,778	116,637
Liberty Media Corp.-Liberty Live Class A (a)	825	34,939
Liberty Media Corp.-Liberty Live Class C (a)	703	30,805
Live Nation Entertainment, Inc. (a)	4,429	468,455
Madison Square Garden Sports Corp. (a)	290	53,511
Netflix, Inc. (a)	72	43,728
Playtika Holding Corp.	1,263	8,904
ROBLOX Corp. Class A (a)	1,068	40,776
Roku, Inc. (a)	239	15,576
Spotify Technology SA (a)	241	63,600
TKO Group Holdings, Inc.	2,730	235,899
Walt Disney Co.	545	66,686
		1,435,940
FINANCIAL SERVICES — 1.3%
Apollo Global Management, Inc.	101	11,357
Corebridge Financial, Inc.	3,261	93,689
Corpay, Inc. (a)	583	179,879
Equitable Holdings, Inc.	1,510	57,395
Euronet Worldwide, Inc. (a)	1,474	162,037
Fidelity National Information Services, Inc.	219	16,245
Fiserv, Inc. (a)	854	136,486
Global Payments, Inc.	1,099	146,892
Jack Henry & Associates, Inc.	509	88,429
Mastercard, Inc. Class A	86	41,415
MGIC Investment Corp.	17,146	383,385
NCR Atleos Corp. (a)	1,512	29,862
PayPal Holdings, Inc. (a)	2,851	190,989
Rocket Cos., Inc. Class A (a) (b)	1,051	15,292
Shift4 Payments, Inc. Class A (a)	362	23,917
Toast, Inc. Class A (a)	6,050	150,766
UWM Holdings Corp.	1,908	13,852
Visa, Inc. Class A	200	55,816
Voya Financial, Inc.	693	51,227
Western Union Co.	6,602	92,296
WEX, Inc. (a)	548	130,166
		2,071,392
FOOD PRODUCTS — 0.8%
Archer-Daniels-Midland Co.	2,121	133,220
Bunge Global SA	386	39,573
Campbell Soup Co.	643	28,581
Conagra Brands, Inc.	979	29,018
Darling Ingredients, Inc. (a)	317	14,744
Flowers Foods, Inc.	1,826	43,368

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Freshpet, Inc. (a)	161	$18,653
General Mills, Inc.	734	51,358
Hershey Co.	440	85,580
Hormel Foods Corp.	519	18,108
Ingredion, Inc.	1,082	126,432
J M Smucker Co.	295	37,132
Kellanova	889	50,931
Kraft Heinz Co.	872	32,177
Lamb Weston Holdings, Inc.	411	43,784
McCormick & Co., Inc.	351	26,960
Mondelez International, Inc. Class A	1,108	77,560
Pilgrim's Pride Corp. (a)	1,614	55,392
Post Holdings, Inc. (a)	511	54,309
Seaboard Corp.	7	22,567
Tyson Foods, Inc. Class A	2,728	160,215
WK Kellogg Co. (b)	2,385	44,838
		1,194,500
GAS UTILITIES — 0.2%
Atmos Energy Corp.	1,927	229,062
National Fuel Gas Co.	1,055	56,675
		285,737
GROUND TRANSPORTATION — 1.7%
Avis Budget Group, Inc.	470	57,556
CSX Corp.	4,484	166,222
JB Hunt Transport Services, Inc.	1,066	212,400
Knight-Swift Transportation Holdings, Inc.	2,215	121,869
Landstar System, Inc.	1,490	287,212
Norfolk Southern Corp.	332	84,617
Old Dominion Freight Line, Inc.	1,548	339,492
Ryder System, Inc.	2,730	328,119
Saia, Inc. (a)	780	456,300
Schneider National, Inc. Class B	3,024	68,463
Uber Technologies, Inc. (a)	1,282	98,701
U-Haul Holding Co. (a) (b) (f)	113	7,632
U-Haul Holding Co. (f)	1,160	77,349
Union Pacific Corp.	248	60,991
XPO, Inc. (a)	2,255	275,178
		2,642,101
HEALTH CARE EQUIPMENT & SUPPLIES — 1.6%
Abbott Laboratories	435	49,442
Align Technology, Inc. (a)	1,003	328,904
Baxter International, Inc.	928	39,663
Becton Dickinson & Co.	207	51,222
Boston Scientific Corp. (a)	814	55,751
Cooper Cos., Inc.	716	72,645
Dentsply Sirona, Inc.	632	20,976
Dexcom, Inc. (a)	219	30,375
Edwards Lifesciences Corp. (a)	2,131	203,638
Enovis Corp. (a)	2,748	171,613
GE HealthCare Technologies, Inc.	5,921	538,278
Globus Medical, Inc. Class A (a)	359	19,257
Hologic, Inc. (a)	826	64,395
IDEXX Laboratories, Inc. (a)	350	188,975
Security Description	Shares	Value
Integra LifeSciences Holdings Corp. (a)	557	$19,746
Intuitive Surgical, Inc. (a)	392	156,443
Medtronic PLC	669	58,303
ResMed, Inc.	208	41,190
Shockwave Medical, Inc. (a)	362	117,878
STERIS PLC	512	115,108
Stryker Corp.	179	64,059
Teleflex, Inc.	104	23,522
Zimmer Biomet Holdings, Inc.	368	48,569
		2,479,952
HEALTH CARE PROVIDERS & SERVICES — 4.1%
Acadia Healthcare Co., Inc. (a)	377	29,866
Amedisys, Inc. (a)	202	18,616
Cardinal Health, Inc.	11,063	1,237,950
Cencora, Inc.	2,786	676,970
Centene Corp. (a)	4,824	378,587
Chemed Corp.	263	168,828
Cigna Group	636	230,989
CVS Health Corp.	1,337	106,639
DaVita, Inc. (a)	1,571	216,876
Elevance Health, Inc.	342	177,341
Encompass Health Corp.	1,961	161,939
HCA Healthcare, Inc.	702	234,138
Henry Schein, Inc. (a)	1,508	113,884
Humana, Inc.	1,055	365,790
Laboratory Corp. of America Holdings	878	191,808
McKesson Corp.	1,821	977,604
Molina Healthcare, Inc. (a)	1,033	424,387
Premier, Inc. Class A	1,674	36,995
Quest Diagnostics, Inc.	1,051	139,899
Tenet Healthcare Corp. (a)	2,207	231,978
UnitedHealth Group, Inc.	30	14,841
Universal Health Services, Inc. Class B	1,467	267,669
		6,403,594
HEALTH CARE REITs — 0.1%
Healthpeak Properties, Inc. REIT	515	9,656
Omega Healthcare Investors, Inc. REIT	3,887	123,101
Ventas, Inc. REIT	411	17,895
Welltower, Inc. REIT	420	39,245
		189,897
HEALTH CARE TECHNOLOGY — 0.1%
Certara, Inc. (a)	752	13,446
Doximity, Inc. Class A (a)	680	18,299
Veeva Systems, Inc. Class A (a)	334	77,384
		109,129
HOTEL & RESORT REITs — 0.2%
Host Hotels & Resorts, Inc. REIT	11,770	243,403
Park Hotels & Resorts, Inc. REIT	3,534	61,810
		305,213

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
HOTELS, RESTAURANTS & LEISURE — 3.5%
Airbnb, Inc. Class A (a)	2,443	$402,997
Aramark	4,545	147,803
Booking Holdings, Inc.	100	362,788
Boyd Gaming Corp.	2,182	146,892
Caesars Entertainment, Inc. (a)	766	33,505
Carnival Corp. (a)	588	9,608
Chipotle Mexican Grill, Inc. (a)	127	369,160
Choice Hotels International, Inc.	375	47,381
Churchill Downs, Inc.	222	27,473
Darden Restaurants, Inc.	2,521	421,385
Domino's Pizza, Inc.	568	282,228
DoorDash, Inc. Class A (a)	570	78,500
DraftKings, Inc. Class A (a)	127	5,767
Expedia Group, Inc. (a)	4,880	672,220
Hilton Worldwide Holdings, Inc.	1,174	250,426
Hyatt Hotels Corp. Class A	1,089	173,826
Las Vegas Sands Corp.	861	44,514
Marriott International, Inc. Class A	888	224,051
Marriott Vacations Worldwide Corp.	103	11,096
McDonald's Corp.	168	47,368
MGM Resorts International (a)	7,474	352,848
Norwegian Cruise Line Holdings Ltd. (a) (b)	1,482	31,018
Penn Entertainment, Inc. (a)	717	13,057
Royal Caribbean Cruises Ltd. (a)	758	105,370
Starbucks Corp.	1,691	154,540
Texas Roadhouse, Inc.	2,278	351,883
Travel & Leisure Co.	2,663	130,380
Vail Resorts, Inc.	397	88,464
Wendy's Co.	599	11,285
Wingstop, Inc.	388	142,163
Wyndham Hotels & Resorts, Inc.	1,140	87,495
Wynn Resorts Ltd.	164	16,766
Yum! Brands, Inc.	1,249	173,174
		5,417,431
HOUSEHOLD DURABLES — 3.7%
DR Horton, Inc.	6,147	1,011,489
Garmin Ltd.	2,175	323,792
Leggett & Platt, Inc.	903	17,292
Lennar Corp. Class A	5,817	1,000,408
Mohawk Industries, Inc. (a)	549	71,859
NVR, Inc. (a)	106	858,596
PulteGroup, Inc.	5,743	692,721
Tempur Sealy International, Inc.	4,236	240,689
Toll Brothers, Inc.	6,085	787,216
TopBuild Corp. (a)	1,295	570,745
Whirlpool Corp.	585	69,984
		5,644,791
HOUSEHOLD PRODUCTS — 0.4%
Church & Dwight Co., Inc.	1,379	143,844
Clorox Co.	586	89,722
Colgate-Palmolive Co.	1,220	109,861
Kimberly-Clark Corp.	897	116,027
Procter & Gamble Co.	245	39,751
Security Description	Shares	Value
Reynolds Consumer Products, Inc.	261	$7,454
Spectrum Brands Holdings, Inc.	1,360	121,054
		627,713
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	803	14,398
Brookfield Renewable Corp. Class A (b)	1,631	40,074
Clearway Energy, Inc. Class C	330	7,607
Vistra Corp.	1,530	106,564
		168,643
INDUSTRIAL CONGLOMERATES — 0.2%
3M Co.	749	79,446
General Electric Co.	916	160,786
Honeywell International, Inc.	211	43,308
		283,540
INDUSTRIAL REITs — 0.2%
Americold Realty Trust, Inc. REIT	479	11,937
EastGroup Properties, Inc. REIT	517	92,941
First Industrial Realty Trust, Inc. REIT	1,526	80,176
Prologis, Inc. REIT	434	56,515
Rexford Industrial Realty, Inc. REIT (b)	297	14,939
STAG Industrial, Inc. REIT	1,584	60,889
		317,397
INSURANCE — 2.8%
Aflac, Inc.	2,041	175,240
Allstate Corp.	153	26,470
American Financial Group, Inc.	508	69,332
American International Group, Inc.	2,090	163,375
Aon PLC Class A	621	207,240
Arch Capital Group Ltd. (a)	2,709	250,420
Arthur J Gallagher & Co.	467	116,769
Assurant, Inc.	353	66,449
Assured Guaranty Ltd.	486	42,403
Axis Capital Holdings Ltd.	584	37,972
Brighthouse Financial, Inc. (a)	166	8,556
Brown & Brown, Inc.	2,440	213,598
Chubb Ltd.	400	103,652
CNA Financial Corp.	281	12,763
Everest Group Ltd.	356	141,510
Fidelity National Financial, Inc.	4,867	258,438
First American Financial Corp.	1,294	78,999
Globe Life, Inc.	616	71,684
Hanover Insurance Group, Inc.	178	24,238
Hartford Financial Services Group, Inc.	1,998	205,894
Kinsale Capital Group, Inc.	551	289,132
Lincoln National Corp.	579	18,487
Loews Corp.	1,676	131,214
Markel Group, Inc. (a)	28	42,601
Marsh & McLennan Cos., Inc.	1,055	217,309
MetLife, Inc.	645	47,801

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Old Republic International Corp.	5,158	$158,454
Primerica, Inc.	561	141,911
Principal Financial Group, Inc.	948	81,822
Progressive Corp.	362	74,869
Prudential Financial, Inc.	456	53,534
Reinsurance Group of America, Inc.	556	107,241
RLI Corp.	866	128,575
Ryan Specialty Holdings, Inc. (b)	482	26,751
Travelers Cos., Inc.	460	105,864
Unum Group	3,693	198,166
W R Berkley Corp.	2,024	179,003
Willis Towers Watson PLC	335	92,125
		4,369,861
INTERACTIVE MEDIA & SERVICES — 0.6%
Alphabet, Inc. Class A (a)	872	131,611
Alphabet, Inc. Class C (a)	770	117,240
IAC, Inc. (a)	249	13,282
Match Group, Inc. (a)	2,192	79,526
Meta Platforms, Inc. Class A	283	137,419
Pinterest, Inc. Class A (a)	9,586	332,347
TripAdvisor, Inc. (a)	5,051	140,367
ZoomInfo Technologies, Inc. (a)	1,280	20,518
		972,310
IT SERVICES — 2.9%
Accenture PLC Class A	345	119,580
Akamai Technologies, Inc. (a)	4,459	484,961
Amdocs Ltd.	3,772	340,876
Cloudflare, Inc. Class A (a)	1,165	112,807
Cognizant Technology Solutions Corp. Class A	14,725	1,079,195
DXC Technology Co. (a)	12,737	270,152
EPAM Systems, Inc. (a)	1,400	386,624
Gartner, Inc. (a)	856	408,030
Globant SA (a)	649	131,033
GoDaddy, Inc. Class A (a)	2,678	317,825
International Business Machines Corp.	659	125,843
Kyndryl Holdings, Inc. (a)	5,203	113,217
MongoDB, Inc. (a)	71	25,463
Okta, Inc. (a)	318	33,269
Snowflake, Inc. Class A (a)	1,022	165,155
VeriSign, Inc. (a)	1,604	303,974
		4,418,004
LEISURE EQUIPMENT & PRODUCTS — 0.4%
Brunswick Corp.	2,468	238,211
Hasbro, Inc.	354	20,008
Mattel, Inc. (a)	6,623	131,202
Polaris, Inc.	970	97,116
YETI Holdings, Inc. (a)	1,669	64,340
		550,877
LIFE SCIENCES TOOLS & SERVICES — 1.0%
10X Genomics, Inc. Class A (a)	145	5,442
Agilent Technologies, Inc.	306	44,526
Avantor, Inc. (a)	2,615	66,866
Security Description	Shares	Value
Azenta, Inc. (a)	1,148	$69,201
Bio-Techne Corp.	230	16,190
Bruker Corp.	385	36,167
Charles River Laboratories International, Inc. (a)	340	92,123
Danaher Corp.	150	37,458
Fortrea Holdings, Inc. (a)	3,985	159,958
ICON PLC (a)	594	199,554
IQVIA Holdings, Inc. (a)	391	98,880
Medpace Holdings, Inc. (a)	594	240,065
Mettler-Toledo International, Inc. (a)	26	34,614
Qiagen NV (a)	453	19,474
Repligen Corp. (a)	187	34,393
Revvity, Inc.	108	11,340
Thermo Fisher Scientific, Inc.	54	31,385
Waters Corp. (a)	159	54,733
West Pharmaceutical Services, Inc.	862	341,102
		1,593,471
MACHINERY — 3.3%
AGCO Corp.	1,195	147,009
Allison Transmission Holdings, Inc.	3,995	324,234
Caterpillar, Inc.	498	182,482
CNH Industrial NV	5,172	67,029
Cummins, Inc.	386	113,735
Deere & Co.	178	73,112
Donaldson Co., Inc.	2,347	175,274
Dover Corp.	860	152,383
Esab Corp.	2,505	276,978
Flowserve Corp.	1,088	49,700
Fortive Corp.	1,910	164,298
Gates Industrial Corp. PLC (a)	2,526	44,735
Graco, Inc.	2,255	210,752
IDEX Corp.	173	42,215
Illinois Tool Works, Inc.	748	200,711
Ingersoll Rand, Inc.	2,141	203,288
ITT, Inc.	1,948	264,986
Lincoln Electric Holdings, Inc.	816	208,439
Middleby Corp. (a)	364	58,528
Nordson Corp.	587	161,155
Oshkosh Corp.	2,678	333,973
Otis Worldwide Corp.	2,208	219,188
PACCAR, Inc.	3,786	469,048
Parker-Hannifin Corp.	146	81,145
Pentair PLC	1,040	88,858
RBC Bearings, Inc. (a)	210	56,774
Snap-on, Inc.	914	270,745
Stanley Black & Decker, Inc.	1,257	123,098
Timken Co.	1,304	114,009
Toro Co.	317	29,047
Westinghouse Air Brake Technologies Corp.	1,201	174,962
Xylem, Inc.	447	57,770
		5,139,660
MARINE — 0.1%
Kirby Corp. (a)	1,152	109,809

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
MEDIA — 1.4%
Cable One, Inc.	73	$30,888
Charter Communications, Inc. Class A (a)	1,006	292,374
Comcast Corp. Class A	5,296	229,582
Fox Corp. Class A	3,391	106,036
Fox Corp. Class B	2,075	59,386
Interpublic Group of Cos., Inc.	7,079	230,988
Liberty Broadband Corp. Class A (a)	239	13,652
Liberty Broadband Corp. Class C (a)	1,697	97,119
Liberty Media Corp.-Liberty SiriusXM Class A (a)	570	16,929
Liberty Media Corp.-Liberty SiriusXM Class C (a)	1,213	36,038
New York Times Co. Class A	3,702	160,000
News Corp. Class A	4,510	118,072
News Corp. Class B	2,049	55,446
Nexstar Media Group, Inc.	983	169,361
Omnicom Group, Inc.	2,585	250,125
Paramount Global Class B	5,039	59,309
Sirius XM Holdings, Inc. (b)	3,669	14,236
Trade Desk, Inc. Class A (a)	2,652	231,838
		2,171,379
METALS & MINING — 2.5%
Alcoa Corp.	237	8,008
Cleveland-Cliffs, Inc. (a)	9,428	214,393
Freeport-McMoRan, Inc.	2,390	112,378
Newmont Corp.	552	19,784
Nucor Corp.	4,330	856,907
Reliance, Inc.	3,575	1,194,693
Royal Gold, Inc.	559	68,092
Southern Copper Corp. (b)	410	43,673
Steel Dynamics, Inc.	5,866	869,517
U.S. Steel Corp.	11,886	484,711
		3,872,156
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.2%
Annaly Capital Management, Inc. REIT	4,778	94,079
Rithm Capital Corp. REIT	17,761	198,213
Starwood Property Trust, Inc. REIT (b)	2,465	50,113
		342,405
MULTI-UTILITIES — 0.6%
Ameren Corp.	996	73,664
CenterPoint Energy, Inc.	3,372	96,068
CMS Energy Corp.	1,236	74,580
Consolidated Edison, Inc.	1,672	151,835
Dominion Energy, Inc.	828	40,729
DTE Energy Co.	970	108,776
NiSource, Inc.	4,798	132,713
Public Service Enterprise Group, Inc.	1,897	126,682
Sempra	695	49,922
Security Description	Shares	Value
WEC Energy Group, Inc.	785	$64,464
		919,433
OFFICE REITs — 0.1%
Alexandria Real Estate Equities, Inc. REIT	71	9,153
Boston Properties, Inc. REIT	899	58,714
Cousins Properties, Inc. REIT	511	12,284
Kilroy Realty Corp. REIT	402	14,645
		94,796
OIL, GAS & CONSUMABLE FUELS — 7.6%
Antero Midstream Corp.	2,946	41,421
Antero Resources Corp. (a)	3,479	100,891
APA Corp.	4,214	144,877
Cheniere Energy, Inc.	2,648	427,069
Chesapeake Energy Corp.	2,876	255,475
Chevron Corp.	576	90,858
ConocoPhillips	2,561	325,964
Coterra Energy, Inc.	28,945	806,987
Devon Energy Corp.	5,962	299,173
Diamondback Energy, Inc.	4,756	942,497
DT Midstream, Inc.	583	35,621
EOG Resources, Inc.	2,674	341,844
EQT Corp.	9,393	348,199
Exxon Mobil Corp.	966	112,288
Hess Corp.	1,012	154,472
HF Sinclair Corp.	9,012	544,054
Kinder Morgan, Inc.	3,541	64,942
Marathon Oil Corp.	11,109	314,829
Marathon Petroleum Corp.	8,960	1,805,440
New Fortress Energy, Inc. (b)	305	9,330
Occidental Petroleum Corp.	5,155	335,023
ONEOK, Inc.	3,007	241,071
Ovintiv, Inc.	4,760	247,044
Phillips 66	5,899	963,543
Pioneer Natural Resources Co.	2,805	736,313
Range Resources Corp.	14,561	501,335
Southwestern Energy Co. (a)	47,524	360,232
Targa Resources Corp.	1,534	171,793
Texas Pacific Land Corp.	24	13,884
Valero Energy Corp.	5,535	944,769
Williams Cos., Inc.	1,878	73,186
		11,754,424
PERSONAL CARE PRODUCTS — 0.2%
Coty, Inc. Class A (a)	4,954	59,250
Estee Lauder Cos., Inc. Class A	132	20,348
Kenvue, Inc.	13,673	293,422
		373,020
PAPER & FOREST PRODUCTS — 0.2%
Louisiana-Pacific Corp.	3,979	333,878
PHARMACEUTICALS — 0.3%
Bristol-Myers Squibb Co.	609	33,026
Catalent, Inc. (a)	775	43,749
Elanco Animal Health, Inc. (a)	817	13,301

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Eli Lilly & Co.	33	$25,673
Jazz Pharmaceuticals PLC (a)	257	30,948
Johnson & Johnson	124	19,615
Merck & Co., Inc.	471	62,148
Perrigo Co. PLC	377	12,136
Pfizer, Inc.	307	8,519
Royalty Pharma PLC Class A	410	12,452
Viatris, Inc.	9,383	112,033
Zoetis, Inc.	611	103,387
		476,987
PROFESSIONAL SERVICES — 2.3%
Automatic Data Processing, Inc.	317	79,167
Booz Allen Hamilton Holding Corp.	1,336	198,316
Broadridge Financial Solutions, Inc.	1,483	303,807
CACI International, Inc. Class A (a)	565	214,039
Clarivate PLC (a)	1,416	10,521
Concentrix Corp.	108	7,152
Dayforce, Inc. (a)	582	38,534
Dun & Bradstreet Holdings, Inc.	2,206	22,148
Equifax, Inc.	371	99,250
FTI Consulting, Inc. (a)	713	149,937
Genpact Ltd.	995	32,785
Jacobs Solutions, Inc.	1,731	266,107
KBR, Inc.	2,618	166,662
Leidos Holdings, Inc.	2,226	291,806
ManpowerGroup, Inc.	1,535	119,177
Paychex, Inc.	1,115	136,922
Paycom Software, Inc.	1,803	358,815
Paycor HCM, Inc. (a)	536	10,420
Paylocity Holding Corp. (a)	224	38,497
Robert Half, Inc.	4,386	347,722
Science Applications International Corp.	1,840	239,918
SS&C Technologies Holdings, Inc.	2,879	185,321
TransUnion	852	67,990
Verisk Analytics, Inc.	888	209,328
		3,594,341
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
CBRE Group, Inc. Class A (a)	3,677	357,551
CoStar Group, Inc. (a)	1,017	98,242
Howard Hughes Holdings, Inc. (a)	163	11,837
Jones Lang LaSalle, Inc. (a)	853	166,412
Lennar Corp. Class B	374	57,663
Zillow Group, Inc. Class A (a)	132	6,318
Zillow Group, Inc. Class C (a)	529	25,805
		723,828
RESIDENTIAL REITs — 0.5%
American Homes 4 Rent Class A REIT	1,633	60,062
Apartment Income REIT Corp.	3,799	123,353
AvalonBay Communities, Inc. REIT	825	153,087
Camden Property Trust REIT	512	50,381
Equity LifeStyle Properties, Inc. REIT	1,331	85,716
Security Description	Shares	Value
Equity Residential REIT	1,099	$69,358
Essex Property Trust, Inc. REIT	319	78,094
Invitation Homes, Inc. REIT	1,729	61,570
Mid-America Apartment Communities, Inc. REIT	281	36,974
Sun Communities, Inc. REIT	151	19,416
UDR, Inc. REIT	384	14,365
		752,376
RETAIL REITs — 0.4%
Agree Realty Corp. REIT	283	16,165
Brixmor Property Group, Inc. REIT	3,080	72,226
Federal Realty Investment Trust REIT	548	55,962
Kimco Realty Corp. REIT	895	17,551
NNN REIT, Inc.	870	37,184
Realty Income Corp. REIT	1,366	73,901
Regency Centers Corp. REIT	1,215	73,580
Simon Property Group, Inc. REIT	1,827	285,907
		632,476
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.5%
Advanced Micro Devices, Inc. (a)	333	60,103
Allegro MicroSystems, Inc. (a)	2,004	54,028
Analog Devices, Inc.	1,594	315,277
Applied Materials, Inc.	4,616	951,958
Broadcom, Inc.	93	123,263
Cirrus Logic, Inc. (a)	2,834	262,315
First Solar, Inc. (a)	111	18,737
GLOBALFOUNDRIES, Inc. (a) (b)	672	35,018
Intel Corp.	2,955	130,522
KLA Corp.	1,138	794,973
Lam Research Corp.	1,088	1,057,068
Lattice Semiconductor Corp. (a)	4,104	321,056
Marvell Technology, Inc.	1,965	139,279
Microchip Technology, Inc.	7,416	665,289
Micron Technology, Inc.	154	18,155
Monolithic Power Systems, Inc.	887	600,872
NVIDIA Corp.	178	160,834
ON Semiconductor Corp. (a)	13,638	1,003,075
Qorvo, Inc. (a)	1,076	123,557
QUALCOMM, Inc.	2,426	410,722
Skyworks Solutions, Inc.	4,083	442,271
Teradyne, Inc.	3,845	433,831
Texas Instruments, Inc.	1,392	242,500
Universal Display Corp.	1,136	191,359
		8,556,062
SOFTWARE — 5.8%
Adobe, Inc. (a)	351	177,115
ANSYS, Inc. (a)	1,057	366,948
AppLovin Corp. Class A (a)	319	22,081
Aspen Technology, Inc. (a)	205	43,722
Atlassian Corp. Class A (a)	1,240	241,936
Autodesk, Inc. (a)	2,371	617,456
Bentley Systems, Inc. Class B	564	29,452

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Bill Holdings, Inc. (a)	298	$20,479
Cadence Design Systems, Inc. (a)	1,733	539,448
CCC Intelligent Solutions Holdings, Inc. (a)	2,340	27,986
Crowdstrike Holdings, Inc. Class A (a)	1,529	490,182
Datadog, Inc. Class A (a)	1,168	144,365
DocuSign, Inc. (a)	2,328	138,632
Dolby Laboratories, Inc. Class A	2,841	237,991
DoubleVerify Holdings, Inc. (a)	6,043	212,472
Dropbox, Inc. Class A (a)	13,514	328,390
Dynatrace, Inc. (a)	5,811	269,863
Fair Isaac Corp. (a)	196	244,924
Five9, Inc. (a)	327	20,310
Fortinet, Inc. (a)	11,488	784,745
Gitlab, Inc. Class A (a)	307	17,904
Guidewire Software, Inc. (a)	725	84,615
HashiCorp, Inc. Class A (a)	803	21,641
HubSpot, Inc. (a)	369	231,201
Informatica, Inc. Class A (a)	387	13,545
Intuit, Inc.	502	326,300
Manhattan Associates, Inc. (a)	2,359	590,293
Microsoft Corp.	785	330,265
NCR Voyix Corp. (a)	2,404	30,362
Nutanix, Inc. Class A (a)	992	61,226
Oracle Corp.	108	13,566
Palantir Technologies, Inc. Class A (a)	13,563	312,085
Palo Alto Networks, Inc. (a)	747	212,245
Pegasystems, Inc.	225	14,544
PTC, Inc. (a)	585	110,530
RingCentral, Inc. Class A (a)	326	11,325
Roper Technologies, Inc.	56	31,407
Salesforce, Inc.	478	143,964
SentinelOne, Inc. Class A (a)	653	15,221
ServiceNow, Inc. (a)	274	208,898
Smartsheet, Inc. Class A (a)	508	19,558
Synopsys, Inc. (a)	837	478,345
Teradata Corp. (a)	6,178	238,903
Tyler Technologies, Inc. (a)	357	151,729
Workday, Inc. Class A (a)	444	121,101
Zoom Video Communications, Inc. Class A (a)	2,662	174,015
Zscaler, Inc. (a)	595	114,615
		9,037,900
SPECIALIZED REITs — 1.0%
American Tower Corp. REIT	105	20,747
Crown Castle, Inc. REIT	246	26,034
CubeSmart REIT	1,603	72,488
Digital Realty Trust, Inc. REIT	328	47,245
EPR Properties REIT	1,396	59,260
Equinix, Inc. REIT	65	53,646
Extra Space Storage, Inc. REIT	562	82,614
Gaming & Leisure Properties, Inc. REIT	1,630	75,094
Iron Mountain, Inc. REIT	2,133	171,088
Security Description	Shares	Value
Lamar Advertising Co. Class A REIT	1,241	$148,188
National Storage Affiliates Trust REIT	538	21,068
Public Storage REIT	658	190,860
Rayonier, Inc. REIT	595	19,778
SBA Communications Corp. REIT	168	36,406
VICI Properties, Inc. REIT	1,572	46,830
Weyerhaeuser Co. REIT	12,685	455,518
		1,526,864
SPECIALTY RETAIL — 4.2%
Advance Auto Parts, Inc.	269	22,889
AutoNation, Inc. (a)	1,770	293,077
AutoZone, Inc. (a)	110	346,681
Bath & Body Works, Inc.	1,073	53,671
Best Buy Co., Inc.	3,570	292,847
Burlington Stores, Inc. (a)	97	22,522
CarMax, Inc. (a)	1,806	157,321
Dick's Sporting Goods, Inc.	2,698	606,672
Five Below, Inc. (a)	844	153,085
Floor & Decor Holdings, Inc. Class A (a)	1,221	158,266
Gap, Inc.	6,147	169,350
Home Depot, Inc.	127	48,717
Lithia Motors, Inc.	318	95,673
Lowe's Cos., Inc.	1,132	288,354
Murphy USA, Inc.	1,212	508,070
O'Reilly Automotive, Inc. (a)	304	343,180
Penske Automotive Group, Inc.	1,241	201,030
RH (a)	460	160,200
Ross Stores, Inc.	1,563	229,386
TJX Cos., Inc.	2,642	267,952
Tractor Supply Co.	932	243,923
Ulta Beauty, Inc. (a)	824	430,853
Valvoline, Inc. (a)	6,012	267,955
Wayfair, Inc. Class A (a)	253	17,174
Williams-Sonoma, Inc.	3,558	1,129,772
		6,508,620
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.3%
Apple, Inc.	1,880	322,382
Hewlett Packard Enterprise Co.	23,038	408,464
HP, Inc.	5,610	169,534
NetApp, Inc.	3,543	371,909
Pure Storage, Inc. Class A (a)	13,390	696,146
		1,968,435
TEXTILES, APPAREL & LUXURY GOODS — 1.2%
Birkenstock Holding PLC (a)	206	9,734
Capri Holdings Ltd. (a)	1,093	49,513
Carter's, Inc.	737	62,409
Columbia Sportswear Co.	605	49,114
Crocs, Inc. (a)	199	28,616
Deckers Outdoor Corp. (a)	550	517,693
Lululemon Athletica, Inc. (a)	397	155,088
NIKE, Inc. Class B	542	50,937

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
PVH Corp.	808	$113,613
Ralph Lauren Corp.	1,524	286,146
Skechers USA, Inc. Class A (a)	4,154	254,474
Tapestry, Inc.	5,868	278,613
Under Armour, Inc. Class A (a)	1,766	13,033
Under Armour, Inc. Class C (a)	2,453	17,514
		1,886,497
TOBACCO — 0.2%
Altria Group, Inc.	4,448	194,022
Philip Morris International, Inc.	371	33,991
		228,013
TRADING COMPANIES & DISTRIBUTORS — 2.2%
Air Lease Corp.	1,225	63,014
Core & Main, Inc. Class A (a)	7,274	416,436
Fastenal Co.	5,438	419,487
Ferguson PLC	2,365	516,587
MSC Industrial Direct Co., Inc. Class A	2,442	236,972
SiteOne Landscape Supply, Inc. (a)	933	162,855
United Rentals, Inc.	824	594,195
Watsco, Inc. (b)	971	419,443
WESCO International, Inc.	1,199	205,365
WW Grainger, Inc.	413	420,145
		3,454,499
WATER UTILITIES — 0.0% (d)
American Water Works Co., Inc.	278	33,974
Essential Utilities, Inc.	508	18,822
		52,796
WIRELESS TELECOMMUNICATION SERVICES — 0.0% (d)
T-Mobile U.S., Inc.	178	29,053
TOTAL COMMON STOCKS (Cost $120,264,788)		154,327,894
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (g) (h)	148,985	149,030
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (c) (i)	675,733	$675,733
TOTAL SHORT-TERM INVESTMENTS (Cost $824,763)		824,763
TOTAL INVESTMENTS — 100.4% (Cost $121,089,551)		155,152,657
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(574,895)
NET ASSETS — 100.0%		$154,577,762
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2024.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2024, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2024.
(i)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

At  March 31, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 1000 Growth Index (long)	1	06/21/2024	$141,936	$145,710	$3,774

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$154,327,894	$—	$0(a)	$154,327,894
Short-Term Investments	824,763	—	—	824,763
TOTAL INVESTMENTS	$155,152,657	$—	$0	$155,152,657
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$3,774	$—	$—	$3,774
TOTAL OTHER FINANCIAL INSTRUMENTS:	$3,774	$—	$—	$3,774
(a)	The Fund held a Level 3 security that was valued at $0 at March 31, 2024.

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Corp.	1,863	$136,334	$15,006	$26,531	$945	$5,458	1,697	$131,212	$3,800
State Street Institutional Liquid Reserves Fund, Premier Class	180,310	180,346	3,226,723	3,258,054	17	(2)	148,985	149,030	8,620
State Street Navigator Securities Lending Portfolio II	903,428	903,428	16,197,060	16,424,755	—	—	675,733	675,733	3,832
Total		$1,220,108	$19,438,789	$19,709,340	$962	$5,456		$955,975	$16,252
See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AEROSPACE & DEFENSE — 0.4%
Huntington Ingalls Industries, Inc.	10,700	$3,118,729
AIR FREIGHT & LOGISTICS — 0.6%
CH Robinson Worldwide, Inc.	41,768	3,180,216
Expeditors International of Washington, Inc.	14,344	1,743,800
		4,924,016
AUTO COMPONENTS — 0.8%
BorgWarner, Inc.	33,709	1,171,051
Gentex Corp.	45,285	1,635,694
Lear Corp.	21,282	3,083,336
Phinia, Inc.	6,522	250,641
		6,140,722
AUTOMOBILES — 1.3%
Ford Motor Co.	556,484	7,390,108
Harley-Davidson, Inc.	26,722	1,168,820
Thor Industries, Inc.	18,577	2,179,825
		10,738,753
BANKS — 7.9%
Bank OZK	35,927	1,633,242
BOK Financial Corp.	4,709	433,228
Citizens Financial Group, Inc.	124,035	4,501,230
Columbia Banking System, Inc.	67,461	1,305,370
Comerica, Inc.	47,957	2,637,156
Cullen/Frost Bankers, Inc.	7,541	848,890
East West Bancorp, Inc.	41,198	3,259,174
Fifth Third Bancorp	140,537	5,229,382
First Hawaiian, Inc.	46,070	1,011,697
First Horizon Corp.	194,672	2,997,949
FNB Corp.	106,008	1,494,713
Huntington Bancshares, Inc.	326,741	4,558,037
KeyCorp	335,661	5,306,800
M&T Bank Corp.	19,364	2,816,300
New York Community Bancorp, Inc. (a)	132,591	426,943
Northern Trust Corp.	22,465	1,997,588
Pinnacle Financial Partners, Inc.	6,986	599,958
Popular, Inc.	25,240	2,223,392
Prosperity Bancshares, Inc.	14,523	955,323
Regions Financial Corp.	155,757	3,277,127
State Street Corp. (b)	35,873	2,773,700
Synovus Financial Corp.	52,453	2,101,267
TFS Financial Corp.	4,956	62,247
Truist Financial Corp.	121,689	4,743,437
Webster Financial Corp.	42,535	2,159,502
Western Alliance Bancorp	39,185	2,515,285
Wintrust Financial Corp.	8,676	905,688
Zions Bancorp NA	52,761	2,289,827
		65,064,452
BEVERAGES — 0.2%
Molson Coors Beverage Co. Class B	22,708	1,527,113
Security Description	Shares	Value
BROADLINE RETAIL — 0.5%
Kohl's Corp.	39,841	$1,161,365
Macy's, Inc.	98,425	1,967,516
Nordstrom, Inc.	41,680	844,854
		3,973,735
BUILDING PRODUCTS — 2.1%
A O Smith Corp.	21,037	1,881,970
Armstrong World Industries, Inc.	6,802	844,944
Carlisle Cos., Inc.	5,415	2,121,868
Fortune Brands Innovations, Inc.	34,256	2,900,455
Masco Corp.	70,935	5,595,353
Owens Corning	24,027	4,007,704
		17,352,294
CAPITAL MARKETS — 3.8%
Carlyle Group, Inc.	76,613	3,593,916
Evercore, Inc. Class A	12,898	2,484,026
Franklin Resources, Inc.	103,426	2,907,305
Houlihan Lokey, Inc.	13,310	1,706,209
Invesco Ltd.	135,279	2,244,279
Janus Henderson Group PLC	48,874	1,607,466
Jefferies Financial Group, Inc.	25,073	1,105,719
Lazard, Inc.	39,956	1,672,958
SEI Investments Co.	14,107	1,014,293
Stifel Financial Corp.	15,608	1,220,077
T Rowe Price Group, Inc.	79,656	9,711,660
TPG, Inc.	23,319	1,042,359
Virtu Financial, Inc. Class A	32,649	669,957
		30,980,224
CHEMICALS — 5.2%
CF Industries Holdings, Inc.	70,963	5,904,831
Chemours Co.	53,918	1,415,887
Dow, Inc.	203,158	11,768,943
Eastman Chemical Co.	40,947	4,103,708
Element Solutions, Inc.	16,694	417,016
Huntsman Corp.	63,304	1,647,803
LyondellBasell Industries NV Class A	94,117	9,626,287
Mosaic Co.	120,513	3,911,852
NewMarket Corp.	1,310	831,352
Olin Corp.	46,851	2,754,839
Westlake Corp.	3,718	568,111
		42,950,629
COMMERCIAL SERVICES & SUPPLIES — 0.3%
RB Global, Inc.	26,906	2,049,430
COMMUNICATIONS EQUIPMENT — 0.2%
Juniper Networks, Inc.	40,588	1,504,191
CONSTRUCTION & ENGINEERING — 0.2%
MDU Resources Group, Inc.	73,574	1,854,065
CONSUMER FINANCE — 2.0%
Ally Financial, Inc.	72,161	2,929,015
Discover Financial Services	31,866	4,177,314
OneMain Holdings, Inc.	40,704	2,079,567
SLM Corp.	34,977	762,149

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Synchrony Financial	154,848	$6,677,046
		16,625,091
CONSUMER STAPLES DISTRIBUTION & RETAIL — 3.3%
Albertsons Cos., Inc. Class A	150,897	3,235,232
Kroger Co.	108,950	6,224,313
Sysco Corp.	96,178	7,807,730
Target Corp.	40,479	7,173,283
Walgreens Boots Alliance, Inc.	128,640	2,790,202
		27,230,760
CONTAINERS & PACKAGING — 3.5%
Amcor PLC	537,225	5,109,010
Ardagh Group SA (a) (c)	6,370	54,623
Ardagh Metal Packaging SA	50,820	174,313
Avery Dennison Corp.	7,301	1,629,948
Berry Global Group, Inc.	15,983	966,652
Graphic Packaging Holding Co.	54,161	1,580,418
International Paper Co.	125,731	4,906,024
Packaging Corp. of America	32,111	6,094,025
Sealed Air Corp.	33,385	1,241,922
Silgan Holdings, Inc.	14,198	689,455
Sonoco Products Co.	28,568	1,652,373
Westrock Co.	92,236	4,561,070
		28,659,833
DISTRIBUTORS — 0.8%
Genuine Parts Co.	24,106	3,734,743
LKQ Corp.	55,949	2,988,236
		6,722,979
DIVERSIFIED CONSUMER SERVICES — 0.4%
ADT, Inc.	76,153	511,748
H&R Block, Inc.	55,038	2,702,916
		3,214,664
DIVERSIFIED REITs — 0.2%
WP Carey, Inc. REIT	28,216	1,592,511
ELECTRIC UTILITIES — 5.2%
Alliant Energy Corp.	34,276	1,727,510
American Electric Power Co., Inc.	45,489	3,916,603
Avangrid, Inc.	15,644	570,067
Edison International	60,467	4,276,831
Entergy Corp.	44,126	4,663,236
Evergy, Inc.	62,983	3,362,033
Eversource Energy	51,476	3,076,720
Exelon Corp.	91,146	3,424,355
FirstEnergy Corp.	72,386	2,795,547
Hawaiian Electric Industries, Inc. (a)	39,327	443,215
IDACORP, Inc.	11,267	1,046,592
NRG Energy, Inc.	83,785	5,671,407
OGE Energy Corp.	72,674	2,492,718
Pinnacle West Capital Corp.	41,029	3,066,097
PPL Corp.	79,271	2,182,331
		42,715,262
ELECTRICAL EQUIPMENT — 0.2%
nVent Electric PLC	18,458	1,391,733
Security Description	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.9%
Avnet, Inc.	32,992	$1,635,743
Corning, Inc.	124,864	4,115,518
Crane NXT Co.	17,361	1,074,646
TD SYNNEX Corp.	8,373	946,986
		7,772,893
FINANCIAL SERVICES — 0.9%
Corebridge Financial, Inc.	49,239	1,414,637
Equitable Holdings, Inc.	44,544	1,693,118
MGIC Investment Corp.	104,365	2,333,601
UWM Holdings Corp.	32,894	238,810
Western Union Co.	135,647	1,896,345
		7,576,511
FOOD PRODUCTS — 2.9%
Archer-Daniels-Midland Co.	90,963	5,713,386
Campbell Soup Co.	30,004	1,333,678
Conagra Brands, Inc.	75,102	2,226,023
Flowers Foods, Inc.	68,423	1,625,046
Hormel Foods Corp.	39,464	1,376,899
Ingredion, Inc.	15,174	1,773,082
J M Smucker Co.	12,610	1,587,221
Kellanova	42,702	2,446,398
Tyson Foods, Inc. Class A	100,858	5,923,390
WK Kellogg Co.	10,584	198,979
		24,204,102
GAS UTILITIES — 0.4%
National Fuel Gas Co.	32,190	1,729,247
UGI Corp.	75,736	1,858,561
		3,587,808
GROUND TRANSPORTATION — 0.3%
Ryder System, Inc.	16,628	1,998,519
Schneider National, Inc. Class B	13,632	308,629
		2,307,148
HEALTH CARE PROVIDERS & SERVICES — 1.7%
Cardinal Health, Inc.	93,835	10,500,136
Premier, Inc. Class A	42,741	944,576
Quest Diagnostics, Inc.	21,480	2,859,203
		14,303,915
HEALTH CARE REITs — 0.7%
Healthpeak Properties, Inc. REIT	92,765	1,739,344
Medical Properties Trust, Inc. REIT (a)	217,596	1,022,701
Omega Healthcare Investors, Inc. REIT	82,554	2,614,485
		5,376,530
HOTEL & RESORT REITs — 0.3%
Host Hotels & Resorts, Inc. REIT	109,124	2,256,684
Park Hotels & Resorts, Inc. REIT	23,824	416,682
		2,673,366

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
HOTELS, RESTAURANTS & LEISURE — 1.8%
Darden Restaurants, Inc.	32,291	$5,397,441
Domino's Pizza, Inc.	3,726	1,851,375
Marriott Vacations Worldwide Corp.	10,012	1,078,593
Texas Roadhouse, Inc.	14,302	2,209,230
Travel & Leisure Co.	26,767	1,310,512
Vail Resorts, Inc.	8,266	1,841,913
Wendy's Co.	24,813	467,477
Wyndham Hotels & Resorts, Inc.	11,935	916,011
		15,072,552
HOUSEHOLD DURABLES — 1.2%
Garmin Ltd.	27,973	4,164,340
Leggett & Platt, Inc.	47,691	913,283
Newell Brands, Inc.	139,239	1,118,089
Toll Brothers, Inc.	11,562	1,495,776
Whirlpool Corp.	19,457	2,327,641
		10,019,129
HOUSEHOLD PRODUCTS — 0.1%
Reynolds Consumer Products, Inc.	10,053	287,114
Spectrum Brands Holdings, Inc.	3,912	348,207
		635,321
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.6%
AES Corp.	137,678	2,468,566
Brookfield Renewable Corp. Class A (a)	44,532	1,094,151
Clearway Energy, Inc. Class A	12,266	263,842
Clearway Energy, Inc. Class C	29,877	688,665
		4,515,224
INDUSTRIAL CONGLOMERATES — 1.2%
3M Co.	95,649	10,145,489
INDUSTRIAL REITs — 0.4%
EastGroup Properties, Inc. REIT	5,199	934,624
First Industrial Realty Trust, Inc. REIT	22,168	1,164,707
STAG Industrial, Inc. REIT	22,487	864,400
		2,963,731
INSURANCE — 3.3%
American Financial Group, Inc.	26,493	3,615,765
Assurant, Inc.	4,941	930,094
Axis Capital Holdings Ltd.	13,188	857,484
CNA Financial Corp.	6,422	291,687
Fidelity National Financial, Inc.	94,164	5,000,108
First American Financial Corp.	25,092	1,531,866
Hanover Insurance Group, Inc.	5,407	736,271
Hartford Financial Services Group, Inc.	29,301	3,019,468
Lincoln National Corp.	36,873	1,177,355
Old Republic International Corp.	97,718	3,001,897
Principal Financial Group, Inc.	49,286	4,253,875
Unum Group	45,777	2,456,394
		26,872,264
Security Description	Shares	Value
IT SERVICES — 0.2%
Amdocs Ltd.	21,733	$1,964,011
LEISURE EQUIPMENT & PRODUCTS — 0.7%
Brunswick Corp.	23,795	2,296,693
Hasbro, Inc.	23,661	1,337,320
Polaris, Inc.	19,668	1,969,160
		5,603,173
MACHINERY — 3.6%
Allison Transmission Holdings, Inc.	25,503	2,069,823
CNH Industrial NV	354,870	4,599,115
Donaldson Co., Inc.	13,948	1,041,637
Flowserve Corp.	11,469	523,904
ITT, Inc.	8,043	1,094,089
Oshkosh Corp.	23,632	2,947,147
PACCAR, Inc.	92,690	11,483,364
Snap-on, Inc.	10,371	3,072,098
Stanley Black & Decker, Inc.	18,686	1,829,920
Timken Co.	6,184	540,667
		29,201,764
MEDIA — 1.4%
Cable One, Inc.	1,127	476,867
Fox Corp. Class B	13,659	390,921
Interpublic Group of Cos., Inc.	73,417	2,395,597
Nexstar Media Group, Inc.	12,404	2,137,085
Omnicom Group, Inc.	30,086	2,911,121
Paramount Global Class A	2,555	55,776
Paramount Global Class B	206,331	2,428,516
Sirius XM Holdings, Inc.	210,872	818,183
		11,614,066
METALS & MINING — 1.9%
Newmont Corp.	56,720	2,032,845
Nucor Corp.	20,662	4,089,010
Reliance, Inc.	10,928	3,651,919
Steel Dynamics, Inc.	32,881	4,873,950
U.S. Steel Corp.	17,560	716,097
		15,363,821
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.9%
Annaly Capital Management, Inc. REIT	179,782	3,539,908
Rithm Capital Corp. REIT	174,589	1,948,413
Starwood Property Trust, Inc. REIT	83,376	1,695,034
		7,183,355
MULTI-UTILITIES — 2.4%
Ameren Corp.	33,638	2,487,867
CenterPoint Energy, Inc.	76,574	2,181,593
CMS Energy Corp.	34,329	2,071,412
Consolidated Edison, Inc.	39,308	3,569,560
DTE Energy Co.	35,103	3,936,450
NiSource, Inc.	116,147	3,212,626
WEC Energy Group, Inc.	31,693	2,602,629
		20,062,137

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
OFFICE REITs — 0.9%
Boston Properties, Inc. REIT	57,119	$3,730,442
Cousins Properties, Inc. REIT	38,020	914,001
Highwoods Properties, Inc. REIT	37,691	986,750
Kilroy Realty Corp. REIT	41,773	1,521,790
NET Lease Office Properties REIT	1,887	44,911
		7,197,894
OIL, GAS & CONSUMABLE FUELS — 12.8%
Antero Midstream Corp.	27,691	389,335
APA Corp.	112,985	3,884,424
Chesapeake Energy Corp.	46,189	4,102,969
Coterra Energy, Inc.	275,480	7,680,382
Devon Energy Corp.	233,159	11,699,919
Diamondback Energy, Inc.	63,876	12,658,307
DT Midstream, Inc.	9,311	568,902
EOG Resources, Inc.	32,975	4,215,524
EQT Corp.	39,066	1,448,177
HF Sinclair Corp.	51,168	3,089,012
Marathon Oil Corp.	66,630	1,888,294
Marathon Petroleum Corp.	42,871	8,638,507
New Fortress Energy, Inc. (a)	12,875	393,846
ONEOK, Inc.	54,088	4,336,235
Ovintiv, Inc.	88,303	4,582,926
Phillips 66	62,285	10,173,632
Pioneer Natural Resources Co.	52,685	13,829,813
Valero Energy Corp.	70,383	12,013,674
		105,593,878
PAPER & FOREST PRODUCTS — 0.2%
Louisiana-Pacific Corp.	23,332	1,957,788
PHARMACEUTICALS — 1.0%
Organon & Co.	92,969	1,747,817
Royalty Pharma PLC Class A	50,607	1,536,935
Viatris, Inc.	434,186	5,184,181
		8,468,933
PROFESSIONAL SERVICES — 1.1%
Genpact Ltd.	17,389	572,968
Leidos Holdings, Inc.	21,013	2,754,594
ManpowerGroup, Inc.	18,406	1,429,042
Robert Half, Inc.	38,102	3,020,727
Science Applications International Corp.	9,024	1,176,639
		8,953,970
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (d)
Lennar Corp. Class B	1,375	211,998
RESIDENTIAL REITs — 1.6%
Apartment Income REIT Corp.	53,931	1,751,140
AvalonBay Communities, Inc. REIT	13,829	2,566,109
Camden Property Trust REIT	26,431	2,600,810
Equity LifeStyle Properties, Inc. REIT	16,150	1,040,060
Equity Residential REIT	27,817	1,755,531
Essex Property Trust, Inc. REIT	6,446	1,578,045
Security Description	Shares	Value
Mid-America Apartment Communities, Inc. REIT	14,581	$1,918,568
		13,210,263
RETAIL REITs — 2.1%
Agree Realty Corp. REIT	9,997	571,029
Brixmor Property Group, Inc. REIT	86,497	2,028,355
Federal Realty Investment Trust REIT	21,211	2,166,067
NNN REIT, Inc.	38,254	1,634,976
Regency Centers Corp. REIT	32,763	1,984,127
Simon Property Group, Inc. REIT	54,935	8,596,778
		16,981,332
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.5%
Skyworks Solutions, Inc.	37,442	4,055,717
SPECIALIZED REITs — 3.5%
CubeSmart REIT	33,080	1,495,877
EPR Properties REIT	25,733	1,092,366
Extra Space Storage, Inc. REIT	33,997	4,997,559
Gaming & Leisure Properties, Inc. REIT	70,615	3,253,233
Iron Mountain, Inc. REIT	35,060	2,812,162
Lamar Advertising Co. Class A REIT	31,641	3,778,252
National Storage Affiliates Trust REIT	15,476	606,040
Public Storage REIT	12,812	3,716,249
Rayonier, Inc. REIT	19,628	652,435
Weyerhaeuser Co. REIT	168,215	6,040,601
		28,444,774
SPECIALTY RETAIL — 3.5%
Advance Auto Parts, Inc.	21,512	1,830,456
Bath & Body Works, Inc.	83,417	4,172,518
Best Buy Co., Inc.	70,723	5,801,408
Dick's Sporting Goods, Inc.	14,976	3,367,503
Gap, Inc.	70,561	1,943,956
Penske Automotive Group, Inc.	4,919	796,829
Tractor Supply Co.	11,222	2,937,022
Williams-Sonoma, Inc.	23,650	7,509,584
		28,359,276
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.5%
Hewlett Packard Enterprise Co.	452,219	8,017,843
HP, Inc.	262,630	7,936,678
NetApp, Inc.	47,109	4,945,032
		20,899,553
TEXTILES, APPAREL & LUXURY GOODS — 1.1%
Carter's, Inc.	13,267	1,123,450
Columbia Sportswear Co.	6,763	549,021
Ralph Lauren Corp.	14,737	2,767,019
Tapestry, Inc.	85,917	4,079,339
VF Corp.	46,342	710,886
		9,229,715

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
TOBACCO — 0.8%
Altria Group, Inc.	157,706	$6,879,136
TRADING COMPANIES & DISTRIBUTORS — 0.9%
Air Lease Corp.	14,485	745,108
MSC Industrial Direct Co., Inc. Class A	16,650	1,615,716
Watsco, Inc. (a)	11,171	4,825,537
		7,186,361
WATER UTILITIES — 0.1%
Essential Utilities, Inc.	29,305	1,085,750
TOTAL COMMON STOCKS (Cost $729,618,790)		818,065,834
SHORT-TERM INVESTMENTS — 1.1%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (e) (f)	2,126,236	2,126,874
State Street Navigator Securities Lending Portfolio II (b) (g)	6,573,705	6,573,705
TOTAL SHORT-TERM INVESTMENTS (Cost $8,700,496)		8,700,579
TOTAL INVESTMENTS — 100.6% (Cost $738,319,286)		826,766,413
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(4,763,061)
NET ASSETS — 100.0%		$822,003,352

(a)	All or a portion of the shares of the security are on loan at March 31, 2024.
(b)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(c)	Non-income producing security.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2024.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

At  March 31, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	12	06/21/2024	$3,117,564	$3,185,100	$67,536

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$818,065,834	$—	$—	$818,065,834
Short-Term Investments	8,700,579	—	—	8,700,579
TOTAL INVESTMENTS	$826,766,413	$—	$—	$826,766,413
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$67,536	$—	$—	$67,536
TOTAL OTHER FINANCIAL INSTRUMENTS:	$67,536	$—	$—	$67,536

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Corp.	37,464	$2,741,616	$171,314	$284,562	$2,742	$142,590	35,873	$2,773,700	$75,652
State Street Institutional Liquid Reserves Fund, Premier Class	1,573,702	1,574,017	33,062,276	32,509,493	14	60	2,126,236	2,126,874	97,346
State Street Navigator Securities Lending Portfolio II	4,689,669	4,689,669	102,442,745	100,558,709	—	—	6,573,705	6,573,705	117,057
Total		$9,005,302	$135,676,335	$133,352,764	$2,756	$142,650		$11,474,279	$290,055
See accompanying notes to Schedule of Investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.1%
AAR Corp. (a)	70	$4,191
AeroVironment, Inc. (a)	80	12,262
Axon Enterprise, Inc. (a)	162	50,687
Boeing Co. (a)	1,194	230,430
BWX Technologies, Inc.	237	24,321
Curtiss-Wright Corp.	95	24,314
General Dynamics Corp.	385	108,759
Hexcel Corp.	108	7,868
Howmet Aerospace, Inc.	977	66,856
Huntington Ingalls Industries, Inc.	83	24,192
Kaman Corp.	3	138
L3Harris Technologies, Inc.	171	36,440
Lockheed Martin Corp.	198	90,064
Mercury Systems, Inc. (a)	55	1,623
Moog, Inc. Class A	89	14,209
Northrop Grumman Corp.	185	88,552
RTX Corp.	431	42,035
Textron, Inc.	294	28,203
TransDigm Group, Inc.	171	210,604
Triumph Group, Inc. (a)	7	105
Woodward, Inc.	151	23,272
		1,089,125
AIR FREIGHT & LOGISTICS — 0.3%
CH Robinson Worldwide, Inc.	38	2,893
Expeditors International of Washington, Inc.	305	37,079
FedEx Corp.	579	167,759
Forward Air Corp.	37	1,151
GXO Logistics, Inc. (a)	226	12,150
Hub Group, Inc. Class A	106	4,581
United Parcel Service, Inc. Class B	217	32,253
		257,866
AIRLINES — 0.1%
Alaska Air Group, Inc. (a)	41	1,763
Allegiant Travel Co.	5	376
American Airlines Group, Inc. (a)	349	5,357
Delta Air Lines, Inc.	708	33,892
JetBlue Airways Corp. (a)	104	772
SkyWest, Inc. (a)	177	12,227
Southwest Airlines Co.	64	1,868
United Airlines Holdings, Inc. (a)	33	1,580
		57,835
AUTO COMPONENTS — 0.1%
Adient PLC (a)	10	329
American Axle & Manufacturing Holdings, Inc. (a)	62	456
Aptiv PLC (a)	28	2,230
Autoliv, Inc.	177	21,316
BorgWarner, Inc.	70	2,432
Dana, Inc.	15	191
Dorman Products, Inc. (a)	3	289
Fox Factory Holding Corp. (a)	4	208
Security Description	Shares	Value
Gentex Corp.	459	$16,579
Gentherm, Inc. (a)	47	2,706
Goodyear Tire & Rubber Co. (a)	652	8,952
LCI Industries	48	5,907
Lear Corp.	53	7,679
Patrick Industries, Inc.	80	9,558
Phinia, Inc.	5	192
Standard Motor Products, Inc.	35	1,174
Visteon Corp. (a)	3	353
XPEL, Inc. (a)	2	108
		80,659
AUTOMOBILES — 1.5%
Ford Motor Co.	3,538	46,985
General Motors Co.	578	26,212
Harley-Davidson, Inc.	13	569
Tesla, Inc. (a)	8,047	1,414,582
Thor Industries, Inc.	122	14,315
Winnebago Industries, Inc.	40	2,960
		1,505,623
BANKS — 2.5%
Ameris Bancorp	110	5,322
Associated Banc-Corp.	15	323
Atlantic Union Bankshares Corp.	8	282
Axos Financial, Inc. (a)	76	4,107
Banc of California, Inc.	75	1,141
BancFirst Corp.	5	440
Bancorp, Inc. (a)	91	3,045
Bank of America Corp.	4,818	182,699
Bank of Hawaii Corp. (b)	4	250
Bank of New York Mellon Corp.	845	48,689
Bank OZK	104	4,728
BankUnited, Inc.	7	196
Banner Corp.	3	144
Berkshire Hills Bancorp, Inc.	5	115
Brookline Bancorp, Inc.	219	2,181
Cadence Bank	383	11,107
Capitol Federal Financial, Inc.	47	280
Cathay General Bancorp	54	2,043
Central Pacific Financial Corp.	95	1,876
Citigroup, Inc.	2,105	133,120
Citizens Financial Group, Inc.	52	1,887
City Holding Co.	21	2,189
Columbia Banking System, Inc.	64	1,238
Comerica, Inc.	13	715
Commerce Bancshares, Inc.	12	638
Community Bank System, Inc.	30	1,441
Cullen/Frost Bankers, Inc.	19	2,139
Customers Bancorp, Inc. (a)	105	5,571
CVB Financial Corp.	13	232
Dime Community Bancshares, Inc.	88	1,695
Eagle Bancorp, Inc.	50	1,174
East West Bancorp, Inc.	45	3,560
FB Financial Corp.	64	2,410
Fifth Third Bancorp	613	22,810
First BanCorp	397	6,963

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
First Bancorp/Southern Pines NC	4	$144
First Commonwealth Financial Corp.	55	766
First Financial Bancorp	92	2,063
First Financial Bankshares, Inc.	13	427
First Hawaiian, Inc.	124	2,723
First Horizon Corp.	173	2,664
FNB Corp.	114	1,607
Fulton Financial Corp.	16	254
Glacier Bancorp, Inc.	11	443
Goldman Sachs Group, Inc.	489	204,250
Hancock Whitney Corp.	29	1,335
Hanmi Financial Corp.	128	2,038
Heritage Financial Corp.	3	58
Hilltop Holdings, Inc.	55	1,723
Home BancShares, Inc.	281	6,904
Hope Bancorp, Inc.	12	138
Huntington Bancshares, Inc.	149	2,079
Independent Bank Corp.	26	1,353
Independent Bank Group, Inc.	3	137
International Bancshares Corp.	30	1,684
JPMorgan Chase & Co.	6,070	1,215,821
KeyCorp	99	1,565
Lakeland Financial Corp.	12	796
M&T Bank Corp.	53	7,708
Morgan Stanley	884	83,237
National Bank Holdings Corp. Class A	75	2,705
NBT Bancorp, Inc.	66	2,421
New York Community Bancorp, Inc. (b)	1,084	3,490
Northern Trust Corp.	104	9,248
Northfield Bancorp, Inc.	101	982
Northwest Bancshares, Inc.	13	151
OFG Bancorp	56	2,061
Old National Bancorp	94	1,637
Pacific Premier Bancorp, Inc.	10	240
Park National Corp.	4	543
Pathward Financial, Inc.	48	2,423
Pinnacle Financial Partners, Inc.	131	11,250
PNC Financial Services Group, Inc.	279	45,086
Preferred Bank	32	2,457
Prosperity Bancshares, Inc.	10	658
Provident Financial Services, Inc.	7	102
Regions Financial Corp.	302	6,354
Renasant Corp.	6	188
S&T Bancorp, Inc.	88	2,823
Seacoast Banking Corp. of Florida	8	203
ServisFirst Bancshares, Inc.	5	332
Simmons First National Corp. Class A	12	234
Southside Bancshares, Inc.	3	88
SouthState Corp.	114	9,693
State Street Corp. (c)	112	8,660
Stellar Bancorp, Inc.	5	122
Synovus Financial Corp.	46	1,843
Texas Capital Bancshares, Inc. (a)	28	1,723
Tompkins Financial Corp.	19	956
Triumph Financial, Inc. (a)	39	3,093
Truist Financial Corp.	141	5,496
Security Description	Shares	Value
TrustCo Bank Corp.	36	$1,014
Trustmark Corp.	57	1,602
U.S. Bancorp	778	34,777
UMB Financial Corp.	4	348
United Bankshares, Inc.	14	501
United Community Banks, Inc.	12	316
Valley National Bancorp	135	1,075
Veritex Holdings, Inc.	99	2,029
WaFd, Inc.	48	1,393
Webster Financial Corp.	154	7,819
Wells Fargo & Co.	4,720	273,571
Westamerica BanCorp	8	391
Wintrust Financial Corp.	34	3,549
WSFS Financial Corp.	6	271
Zions Bancorp NA	15	651
		2,455,236
BEVERAGES — 0.7%
Boston Beer Co., Inc. Class A (a)	5	1,522
Brown-Forman Corp. Class B	59	3,046
Celsius Holdings, Inc. (a)	548	45,440
Coca-Cola Co.	3,500	214,130
Coca-Cola Consolidated, Inc.	16	13,543
Constellation Brands, Inc. Class A	178	48,373
Keurig Dr Pepper, Inc.	729	22,358
MGP Ingredients, Inc. (b)	21	1,809
Molson Coors Beverage Co. Class B	389	26,160
Monster Beverage Corp. (a)	1,108	65,682
National Beverage Corp. (a)	12	570
PepsiCo, Inc.	1,512	264,615
		707,248
BIOTECHNOLOGY — 1.4%
AbbVie, Inc.	2,295	417,920
Alkermes PLC (a)	184	4,981
Amgen, Inc.	1,016	288,869
Arcus Biosciences, Inc. (a)	5	94
Arrowhead Pharmaceuticals, Inc. (a)	11	315
Biogen, Inc. (a)	43	9,272
Catalyst Pharmaceuticals, Inc. (a)	33	526
Cytokinetics, Inc. (a)	363	25,450
Dynavax Technologies Corp. (a)	402	4,989
Exelixis, Inc. (a)	839	19,909
Gilead Sciences, Inc.	1,121	82,113
Halozyme Therapeutics, Inc. (a)	14	570
Incyte Corp. (a)	19	1,082
Ironwood Pharmaceuticals, Inc. (a)	75	653
Moderna, Inc. (a)	36	3,836
Myriad Genetics, Inc. (a)	44	938
Neurocrine Biosciences, Inc. (a)	206	28,412
Regeneron Pharmaceuticals, Inc. (a)	203	195,386
REGENXBIO, Inc. (a)	4	84
United Therapeutics Corp. (a)	5	1,149
Vericel Corp. (a)	147	7,647
Vertex Pharmaceuticals, Inc. (a)	592	247,462
Vir Biotechnology, Inc. (a)	9	91

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Xencor, Inc. (a)	18	$398
		1,342,146
BROADLINE RETAIL — 5.2%
Amazon.com, Inc. (a)	28,380	5,119,184
eBay, Inc.	259	13,670
Etsy, Inc. (a)	40	2,749
Kohl's Corp. (b)	42	1,224
Macy's, Inc.	30	600
Nordstrom, Inc.	11	223
Ollie's Bargain Outlet Holdings, Inc. (a)	166	13,209
		5,150,859
BUILDING PRODUCTS — 0.9%
A O Smith Corp.	258	23,081
AAON, Inc.	239	21,056
Advanced Drainage Systems, Inc.	185	31,864
Allegion PLC	104	14,010
American Woodmark Corp. (a)	64	6,506
Apogee Enterprises, Inc.	74	4,381
Armstrong World Industries, Inc.	102	12,670
AZZ, Inc.	30	2,319
Builders FirstSource, Inc. (a)	481	100,313
Carlisle Cos., Inc.	112	43,887
Carrier Global Corp.	1,929	112,133
Fortune Brands Innovations, Inc.	265	22,438
Gibraltar Industries, Inc. (a)	112	9,019
Griffon Corp.	137	10,048
Hayward Holdings, Inc. (a)	113	1,730
Insteel Industries, Inc.	29	1,108
Johnson Controls International PLC	204	13,325
Lennox International, Inc.	123	60,117
Masco Corp.	516	40,702
Masterbrand, Inc. (a)	332	6,222
Owens Corning	311	51,875
Quanex Building Products Corp.	52	1,998
Resideo Technologies, Inc. (a)	47	1,054
Simpson Manufacturing Co., Inc.	159	32,624
Trane Technologies PLC	617	185,223
Trex Co., Inc. (a)	338	33,716
UFP Industries, Inc.	167	20,543
		863,962
CAPITAL MARKETS — 1.7%
Affiliated Managers Group, Inc.	10	1,675
Ameriprise Financial, Inc.	151	66,204
Artisan Partners Asset Management, Inc. Class A	157	7,186
B Riley Financial, Inc. (b)	66	1,397
BlackRock, Inc.	210	175,077
Blackstone, Inc.	2,060	270,622
Brightsphere Investment Group, Inc.	3	69
Carlyle Group, Inc.	411	19,280
Cboe Global Markets, Inc.	328	60,263
Charles Schwab Corp.	744	53,821
CME Group, Inc.	828	178,260
Donnelley Financial Solutions, Inc. (a)	66	4,093
Security Description	Shares	Value
Evercore, Inc. Class A	94	$18,104
FactSet Research Systems, Inc.	64	29,081
Federated Hermes, Inc.	37	1,336
Franklin Resources, Inc.	254	7,140
Houlihan Lokey, Inc.	108	13,845
Interactive Brokers Group, Inc. Class A	133	14,857
Intercontinental Exchange, Inc.	1,202	165,191
Invesco Ltd.	530	8,793
Janus Henderson Group PLC	309	10,163
Jefferies Financial Group, Inc.	250	11,025
MarketAxess Holdings, Inc.	4	877
Moelis & Co. Class A	107	6,074
Moody's Corp.	330	129,700
Morningstar, Inc.	50	15,419
MSCI, Inc.	103	57,726
Nasdaq, Inc.	238	15,018
Piper Sandler Cos.	21	4,168
PJT Partners, Inc. Class A (b)	51	4,807
Raymond James Financial, Inc.	169	21,703
S&P Global, Inc.	680	289,306
SEI Investments Co.	126	9,059
Stifel Financial Corp.	112	8,755
StoneX Group, Inc. (a)	26	1,827
T Rowe Price Group, Inc.	156	19,020
Virtus Investment Partners, Inc.	4	992
WisdomTree, Inc. (b)	42	386
		1,702,319
CHEMICALS — 1.3%
AdvanSix, Inc.	27	772
Air Products & Chemicals, Inc.	66	15,990
Albemarle Corp.	12	1,581
Arcadium Lithium PLC (a)	47	202
Ashland, Inc.	27	2,629
Avient Corp.	107	4,644
Axalta Coating Systems Ltd. (a)	421	14,478
Balchem Corp.	55	8,522
Cabot Corp.	42	3,872
Celanese Corp.	231	39,700
CF Industries Holdings, Inc.	134	11,150
Chemours Co.	45	1,182
Corteva, Inc.	70	4,037
Dow, Inc.	491	28,444
DuPont de Nemours, Inc.	559	42,858
Eastman Chemical Co.	130	13,028
Ecolab, Inc.	583	134,615
FMC Corp.	13	828
Hawkins, Inc.	76	5,837
HB Fuller Co.	63	5,024
Ingevity Corp. (a)	11	525
Innospec, Inc.	35	4,513
International Flavors & Fragrances, Inc.	28	2,408
Koppers Holdings, Inc.	105	5,793
Linde PLC	1,115	517,717
LyondellBasell Industries NV Class A	281	28,741
Mativ Holdings, Inc.	27	506

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Minerals Technologies, Inc.	4	$301
Mosaic Co.	37	1,201
NewMarket Corp.	27	17,135
Olin Corp.	21	1,235
PPG Industries, Inc.	448	64,915
Quaker Chemical Corp.	16	3,284
RPM International, Inc.	296	35,209
Scotts Miracle-Gro Co. (b)	28	2,088
Sensient Technologies Corp.	41	2,837
Sherwin-Williams Co.	582	202,146
Stepan Co.	7	630
Westlake Corp.	68	10,390
		1,240,967
COMMERCIAL SERVICES & SUPPLIES — 0.7%
ABM Industries, Inc.	79	3,525
Brady Corp. Class A	79	4,683
Brink's Co.	121	11,178
Cintas Corp.	234	160,765
Clean Harbors, Inc. (a)	126	25,365
Copart, Inc. (a)	2,708	156,847
CoreCivic, Inc. (a)	11	172
Deluxe Corp.	13	268
Enviri Corp. (a)	27	247
GEO Group, Inc. (a)	119	1,680
Healthcare Services Group, Inc. (a)	92	1,148
HNI Corp.	145	6,544
Interface, Inc.	61	1,026
Liquidity Services, Inc. (a)	28	521
Matthews International Corp. Class A	27	839
MillerKnoll, Inc.	202	5,002
MSA Safety, Inc.	85	16,455
OPENLANE, Inc. (a)	58	1,003
Pitney Bowes, Inc.	17	74
Republic Services, Inc.	511	97,826
Rollins, Inc.	589	27,253
Stericycle, Inc. (a)	49	2,585
Tetra Tech, Inc.	69	12,745
UniFirst Corp.	2	347
Veralto Corp.	241	21,367
Vestis Corp.	153	2,948
Viad Corp. (a)	30	1,185
Waste Management, Inc.	696	148,352
		711,950
COMMUNICATIONS EQUIPMENT — 0.7%
ADTRAN Holdings, Inc.	7	38
Arista Networks, Inc. (a)	932	270,261
Calix, Inc. (a)	32	1,061
Ciena Corp. (a)	60	2,967
Cisco Systems, Inc.	5,264	262,726
Digi International, Inc. (a)	4	128
Extreme Networks, Inc. (a)	211	2,435
F5, Inc. (a)	134	25,405
Harmonic, Inc. (a)	12	161
Juniper Networks, Inc.	159	5,893
Lumentum Holdings, Inc. (a)	8	379
Security Description	Shares	Value
Motorola Solutions, Inc.	349	$123,888
NetScout Systems, Inc. (a)	80	1,747
Viasat, Inc. (a) (b)	8	145
Viavi Solutions, Inc. (a)	96	873
		698,107
CONSTRUCTION & ENGINEERING — 0.3%
AECOM	200	19,616
Arcosa, Inc.	100	8,586
Comfort Systems USA, Inc.	135	42,891
Dycom Industries, Inc. (a)	62	8,899
EMCOR Group, Inc.	146	51,129
Fluor Corp. (a)	265	11,204
Granite Construction, Inc.	96	5,484
MasTec, Inc. (a)	6	560
MDU Resources Group, Inc.	143	3,604
MYR Group, Inc. (a)	46	8,130
Quanta Services, Inc.	421	109,376
Valmont Industries, Inc.	2	457
		269,936
CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	94	25,544
Knife River Corp. (a)	167	13,540
Martin Marietta Materials, Inc.	167	102,528
Vulcan Materials Co.	306	83,514
		225,126
CONSUMER FINANCE — 0.4%
Ally Financial, Inc.	322	13,070
American Express Co.	863	196,497
Bread Financial Holdings, Inc.	5	186
Capital One Financial Corp.	647	96,332
Discover Financial Services	225	29,495
Encore Capital Group, Inc. (a)	11	502
Enova International, Inc. (a)	74	4,649
FirstCash Holdings, Inc.	52	6,632
Green Dot Corp. Class A (a)	6	56
Navient Corp.	93	1,618
PRA Group, Inc. (a)	33	861
PROG Holdings, Inc.	186	6,406
SLM Corp.	384	8,367
Synchrony Financial	537	23,155
		387,826
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.4%
Andersons, Inc.	65	3,729
BJ's Wholesale Club Holdings, Inc. (a)	66	4,993
Casey's General Stores, Inc.	78	24,839
Chefs' Warehouse, Inc. (a)	4	151
Costco Wholesale Corp.	1,106	810,289
Dollar General Corp.	21	3,277
Dollar Tree, Inc. (a)	105	13,981
Grocery Outlet Holding Corp. (a)	47	1,353
Kroger Co.	729	41,648
Performance Food Group Co. (a)	265	19,779
PriceSmart, Inc.	27	2,268
SpartanNash Co.	4	81

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Sprouts Farmers Market, Inc. (a)	335	$21,601
Sysco Corp.	353	28,656
Target Corp.	139	24,632
U.S. Foods Holding Corp. (a)	475	25,636
United Natural Foods, Inc. (a)	107	1,229
Walgreens Boots Alliance, Inc.	78	1,692
Walmart, Inc.	6,417	386,111
		1,415,945
CONTAINERS & PACKAGING — 0.2%
Amcor PLC	157	1,493
AptarGroup, Inc.	114	16,403
Avery Dennison Corp.	130	29,022
Ball Corp.	283	19,063
Berry Global Group, Inc.	177	10,705
Crown Holdings, Inc.	133	10,542
Graphic Packaging Holding Co.	296	8,637
Greif, Inc. Class A	13	898
International Paper Co.	224	8,740
Myers Industries, Inc.	11	255
O-I Glass, Inc. (a)	47	780
Packaging Corp. of America	170	32,263
Sealed Air Corp.	14	521
Silgan Holdings, Inc.	63	3,059
Sonoco Products Co.	49	2,834
Westrock Co.	413	20,423
		165,638
DISTRIBUTORS — 0.0% (d)
Genuine Parts Co.	18	2,789
LKQ Corp.	59	3,151
Pool Corp.	43	17,350
		23,290
DIVERSIFIED CONSUMER SERVICES — 0.1%
Adtalem Global Education, Inc. (a)	140	7,196
Frontdoor, Inc. (a)	220	7,167
Graham Holdings Co. Class B	4	3,071
Grand Canyon Education, Inc. (a)	56	7,628
H&R Block, Inc.	245	12,032
Perdoceo Education Corp.	89	1,563
Service Corp. International	82	6,085
Strategic Education, Inc.	28	2,915
Stride, Inc. (a)	135	8,512
		56,169
DIVERSIFIED REITs — 0.0% (d)
Alexander & Baldwin, Inc. REIT	88	1,449
American Assets Trust, Inc. REIT	5	110
Armada Hoffler Properties, Inc. REIT	56	582
Essential Properties Realty Trust, Inc. REIT	206	5,492
Global Net Lease, Inc. REIT	123	956
		8,589
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
AT&T, Inc.	2,144	37,734
ATN International, Inc.	2	63
Security Description	Shares	Value
Cogent Communications Holdings, Inc.	90	$5,880
Consolidated Communications Holdings, Inc. (a)	91	393
Frontier Communications Parent, Inc. (a)	120	2,940
Iridium Communications, Inc.	66	1,727
Lumen Technologies, Inc. (a) (b)	731	1,140
Shenandoah Telecommunications Co.	91	1,581
Verizon Communications, Inc.	2,941	123,404
		174,862
ELECTRIC UTILITIES — 0.6%
ALLETE, Inc.	66	3,936
Alliant Energy Corp.	135	6,804
American Electric Power Co., Inc.	277	23,850
Constellation Energy Corp.	862	159,341
Duke Energy Corp.	694	67,117
Edison International	575	40,670
Entergy Corp.	112	11,836
Evergy, Inc.	68	3,630
Eversource Energy	35	2,092
Exelon Corp.	298	11,196
FirstEnergy Corp.	289	11,161
IDACORP, Inc.	38	3,530
NextEra Energy, Inc.	218	13,932
NRG Energy, Inc.	790	53,475
OGE Energy Corp.	150	5,145
Otter Tail Corp.	103	8,899
PG&E Corp.	3,626	60,772
Pinnacle West Capital Corp.	129	9,640
PNM Resources, Inc.	84	3,162
Portland General Electric Co.	74	3,108
PPL Corp.	395	10,874
Southern Co.	1,417	101,656
Xcel Energy, Inc.	294	15,802
		631,628
ELECTRICAL EQUIPMENT — 0.8%
Acuity Brands, Inc.	46	12,362
AMETEK, Inc.	439	80,293
Eaton Corp. PLC	1,317	411,799
Emerson Electric Co.	855	96,974
Encore Wire Corp.	40	10,511
EnerSys	97	9,163
Generac Holdings, Inc. (a)	57	7,190
nVent Electric PLC	547	41,244
Powell Industries, Inc.	48	6,830
Regal Rexnord Corp.	98	17,650
Rockwell Automation, Inc.	194	56,518
Sensata Technologies Holding PLC	15	551
SunPower Corp. (a) (b)	46	138
Sunrun, Inc. (a) (b)	26	343
Vicor Corp. (a)	7	268
		751,834
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.7%
Advanced Energy Industries, Inc.	83	8,464

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Amphenol Corp. Class A	1,376	$158,722
Arlo Technologies, Inc. (a)	469	5,933
Arrow Electronics, Inc. (a)	71	9,192
Avnet, Inc.	177	8,776
Badger Meter, Inc.	73	11,812
Belden, Inc.	21	1,945
Benchmark Electronics, Inc.	52	1,560
CDW Corp.	254	64,968
Cognex Corp.	18	764
Coherent Corp. (a)	161	9,760
Corning, Inc.	384	12,657
Crane NXT Co.	140	8,666
CTS Corp.	21	983
ePlus, Inc. (a)	84	6,597
Fabrinet (a)	112	21,170
Hubbell, Inc.	166	68,898
Insight Enterprises, Inc. (a)	97	17,995
IPG Photonics Corp. (a)	21	1,904
Itron, Inc. (a)	105	9,715
Jabil, Inc.	473	63,358
Keysight Technologies, Inc. (a)	53	8,288
Knowles Corp. (a)	86	1,385
Littelfuse, Inc.	27	6,543
Methode Electronics, Inc.	105	1,279
Novanta, Inc. (a)	42	7,340
OSI Systems, Inc. (a)	58	8,284
PC Connection, Inc.	31	2,044
Plexus Corp. (a)	45	4,267
Rogers Corp. (a)	2	237
Sanmina Corp. (a)	6	373
ScanSource, Inc. (a)	17	749
TD SYNNEX Corp.	66	7,465
TE Connectivity Ltd.	528	76,687
Teledyne Technologies, Inc. (a)	56	24,042
Trimble, Inc. (a)	134	8,624
TTM Technologies, Inc. (a)	80	1,252
Vishay Intertechnology, Inc.	199	4,513
Vontier Corp.	509	23,088
Zebra Technologies Corp. Class A (a)	16	4,823
		685,122
ENERGY EQUIPMENT & SERVICES — 0.2%
Archrock, Inc.	523	10,287
Baker Hughes Co.	1,509	50,552
Bristow Group, Inc. (a)	7	190
ChampionX Corp.	59	2,118
Core Laboratories, Inc.	5	85
Dril-Quip, Inc. (a)	4	90
Halliburton Co.	269	10,604
Helix Energy Solutions Group, Inc. (a)	377	4,087
Helmerich & Payne, Inc.	34	1,430
Liberty Energy, Inc.	283	5,864
Nabors Industries Ltd. (a)	3	258
NOV, Inc.	128	2,499
Oceaneering International, Inc. (a)	91	2,129
Patterson-UTI Energy, Inc.	21	251
Security Description	Shares	Value
ProPetro Holding Corp. (a)	10	$81
RPC, Inc.	8	62
Schlumberger NV	714	39,134
U.S. Silica Holdings, Inc. (a)	7	87
Valaris Ltd. (a)	43	3,236
Weatherford International PLC (a)	267	30,817
		163,861
ENTERTAINMENT — 0.9%
Cinemark Holdings, Inc. (a)	201	3,612
Electronic Arts, Inc.	318	42,189
Live Nation Entertainment, Inc. (a)	270	28,558
Madison Square Garden Sports Corp. (a)	15	2,768
Marcus Corp.	29	413
Netflix, Inc. (a)	1,170	710,576
Take-Two Interactive Software, Inc. (a)	458	68,008
TKO Group Holdings, Inc.	54	4,666
Walt Disney Co.	196	23,983
Warner Bros Discovery, Inc. (a)	222	1,938
		886,711
FINANCIAL SERVICES — 3.5%
Berkshire Hathaway, Inc. Class B (a)	3,456	1,453,317
Corpay, Inc. (a)	194	59,857
Equitable Holdings, Inc.	413	15,698
Essent Group Ltd.	224	13,330
Euronet Worldwide, Inc. (a)	36	3,958
EVERTEC, Inc.	85	3,392
Fidelity National Information Services, Inc.	62	4,599
Fiserv, Inc. (a)	1,380	220,552
Global Payments, Inc.	443	59,211
Jack Henry & Associates, Inc.	21	3,648
Jackson Financial, Inc. Class A	115	7,606
Mastercard, Inc. Class A	1,573	757,510
MGIC Investment Corp.	682	15,250
Mr Cooper Group, Inc. (a)	226	17,617
NCR Atleos Corp. (a)	73	1,442
NMI Holdings, Inc. Class A (a)	224	7,244
Payoneer Global, Inc. (a)	194	943
PayPal Holdings, Inc. (a)	121	8,106
Radian Group, Inc.	452	15,128
Visa, Inc. Class A	2,693	751,562
Voya Financial, Inc.	102	7,540
Walker & Dunlop, Inc.	70	7,074
Western Union Co.	182	2,544
WEX, Inc. (a)	55	13,064
		3,450,192
FOOD PRODUCTS — 0.3%
Archer-Daniels-Midland Co.	173	10,866
B&G Foods, Inc.	158	1,808
Bunge Global SA	159	16,301
Calavo Growers, Inc.	6	167
Cal-Maine Foods, Inc.	37	2,177
Campbell Soup Co.	63	2,800

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Conagra Brands, Inc.	48	$1,423
Darling Ingredients, Inc. (a)	17	791
Flowers Foods, Inc.	20	475
Fresh Del Monte Produce, Inc.	33	855
General Mills, Inc.	189	13,224
Hain Celestial Group, Inc. (a)	31	244
Hershey Co.	15	2,917
Hormel Foods Corp.	93	3,245
Ingredion, Inc.	109	12,737
J & J Snack Foods Corp.	41	5,927
J M Smucker Co.	45	5,664
John B Sanfilippo & Son, Inc.	10	1,059
Kellanova	85	4,870
Kraft Heinz Co.	428	15,793
Lamb Weston Holdings, Inc.	235	25,035
Lancaster Colony Corp.	15	3,114
McCormick & Co., Inc.	126	9,678
Mondelez International, Inc. Class A	2,312	161,840
Pilgrim's Pride Corp. (a)	5	172
Post Holdings, Inc. (a)	39	4,145
Simply Good Foods Co. (a)	49	1,667
Tootsie Roll Industries, Inc.	2	66
TreeHouse Foods, Inc. (a)	28	1,091
Tyson Foods, Inc. Class A	32	1,879
WK Kellogg Co.	48	902
		312,932
GAS UTILITIES — 0.0% (d)
Atmos Energy Corp.	134	15,929
Chesapeake Utilities Corp.	9	966
National Fuel Gas Co.	49	2,632
New Jersey Resources Corp.	74	3,175
Northwest Natural Holding Co.	11	409
ONE Gas, Inc.	42	2,710
Southwest Gas Holdings, Inc.	6	457
Spire, Inc.	29	1,780
UGI Corp.	26	638
		28,696
GROUND TRANSPORTATION — 1.4%
ArcBest Corp.	51	7,268
Avis Budget Group, Inc.	2	245
CSX Corp.	3,359	124,518
Heartland Express, Inc.	29	346
JB Hunt Transport Services, Inc.	106	21,121
Knight-Swift Transportation Holdings, Inc.	133	7,318
Landstar System, Inc.	69	13,300
Marten Transport Ltd.	81	1,497
Norfolk Southern Corp.	158	40,269
Old Dominion Freight Line, Inc.	376	82,461
RXO, Inc. (a)	84	1,837
Ryder System, Inc.	113	13,581
Saia, Inc. (a)	93	54,405
Uber Technologies, Inc. (a)	8,023	617,691
Union Pacific Corp.	1,280	314,790
Werner Enterprises, Inc.	83	3,247
Security Description	Shares	Value
XPO, Inc. (a)	461	$56,256
		1,360,150
HEALTH CARE EQUIPMENT & SUPPLIES — 1.8%
Abbott Laboratories	1,562	177,537
Align Technology, Inc. (a)	64	20,987
Artivion, Inc. (a)	4	85
Avanos Medical, Inc. (a)	5	100
Baxter International, Inc.	53	2,265
Becton Dickinson & Co.	203	50,232
Boston Scientific Corp. (a)	3,367	230,606
CONMED Corp.	59	4,725
Cooper Cos., Inc.	296	30,032
Dentsply Sirona, Inc.	149	4,945
Dexcom, Inc. (a)	734	101,806
Edwards Lifesciences Corp. (a)	545	52,080
Embecta Corp.	18	239
Enovis Corp. (a)	15	937
Envista Holdings Corp. (a)	53	1,133
GE HealthCare Technologies, Inc.	636	57,819
Glaukos Corp. (a)	172	16,218
Globus Medical, Inc. Class A (a)	12	644
Haemonetics Corp. (a)	68	5,804
Hologic, Inc. (a)	73	5,691
ICU Medical, Inc. (a)	6	644
IDEXX Laboratories, Inc. (a)	158	85,309
Inari Medical, Inc. (a)	87	4,174
Insulet Corp. (a)	7	1,200
Integer Holdings Corp. (a)	114	13,302
Integra LifeSciences Holdings Corp. (a)	7	248
Intuitive Surgical, Inc. (a)	943	376,342
Lantheus Holdings, Inc. (a)	51	3,174
LeMaitre Vascular, Inc.	66	4,380
LivaNova PLC (a)	35	1,958
Masimo Corp. (a)	5	734
Medtronic PLC	1,463	127,500
Merit Medical Systems, Inc. (a)	67	5,075
Neogen Corp. (a)	99	1,562
Omnicell, Inc. (a)	19	555
OraSure Technologies, Inc. (a)	8	49
Penumbra, Inc. (a)	35	7,811
QuidelOrtho Corp. (a)	5	240
ResMed, Inc.	15	2,970
Shockwave Medical, Inc. (a)	33	10,746
STAAR Surgical Co. (a)	5	191
STERIS PLC	128	28,777
Stryker Corp.	709	253,730
Tandem Diabetes Care, Inc. (a)	6	212
Teleflex, Inc.	52	11,761
UFP Technologies, Inc. (a)	30	7,566
Varex Imaging Corp. (a)	27	489
Zimmer Biomet Holdings, Inc.	147	19,401
		1,733,985
HEALTH CARE PROVIDERS & SERVICES — 1.5%
Acadia Healthcare Co., Inc. (a)	50	3,961
AdaptHealth Corp. (a)	8	92

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Addus HomeCare Corp. (a)	21	$2,170
Amedisys, Inc. (a)	4	369
AMN Healthcare Services, Inc. (a)	21	1,313
Astrana Health, Inc. (a)	4	168
Cardinal Health, Inc.	628	70,273
Cencora, Inc.	350	85,047
Centene Corp. (a)	374	29,352
Chemed Corp.	28	17,974
Cigna Group	205	74,454
CorVel Corp. (a)	24	6,311
Cross Country Healthcare, Inc. (a)	4	75
CVS Health Corp.	642	51,206
DaVita, Inc. (a)	124	17,118
Elevance Health, Inc.	117	60,669
Encompass Health Corp.	157	12,965
Enhabit, Inc. (a)	5	58
Ensign Group, Inc.	118	14,682
Fulgent Genetics, Inc. (a)	2	43
HCA Healthcare, Inc.	257	85,717
HealthEquity, Inc. (a)	128	10,449
Henry Schein, Inc. (a)	39	2,945
Humana, Inc.	65	22,537
Laboratory Corp. of America Holdings	110	24,031
McKesson Corp.	279	149,781
ModivCare, Inc. (a)	9	211
Molina Healthcare, Inc. (a)	110	45,191
National HealthCare Corp.	47	4,442
NeoGenomics, Inc. (a)	344	5,408
Option Care Health, Inc. (a)	336	11,269
Owens & Minor, Inc. (a)	40	1,108
Patterson Cos., Inc.	60	1,659
Pediatrix Medical Group, Inc. (a)	29	291
Progyny, Inc. (a)	9	343
Quest Diagnostics, Inc.	36	4,792
R1 RCM, Inc. (a)	13	167
RadNet, Inc. (a)	242	11,776
Select Medical Holdings Corp.	11	332
Tenet Healthcare Corp. (a)	274	28,800
U.S. Physical Therapy, Inc.	8	903
UnitedHealth Group, Inc.	1,202	594,629
Universal Health Services, Inc. Class B	75	13,685
		1,468,766
HEALTH CARE REITs — 0.2%
CareTrust REIT, Inc.	139	3,387
Community Healthcare Trust, Inc. REIT	8	212
Healthcare Realty Trust, Inc. REIT	123	1,741
Healthpeak Properties, Inc. REIT	148	2,775
LTC Properties, Inc. REIT	13	423
Medical Properties Trust, Inc. REIT (b)	196	921
Omega Healthcare Investors, Inc. REIT	427	13,523
Sabra Health Care REIT, Inc.	521	7,695
Universal Health Realty Income Trust REIT	28	1,028
Ventas, Inc. REIT	362	15,762
Security Description	Shares	Value
Welltower, Inc. REIT	1,162	$108,577
		156,044
HEALTH CARE TECHNOLOGY — 0.0% (d)
Certara, Inc. (a)	85	1,520
Schrodinger, Inc. (a)	214	5,778
Simulations Plus, Inc. (b)	2	82
		7,380
HOTEL & RESORT REITs — 0.0% (d)
Apple Hospitality REIT, Inc.	192	3,145
Chatham Lodging Trust REIT	128	1,294
DiamondRock Hospitality Co. REIT	64	615
Host Hotels & Resorts, Inc. REIT	1,057	21,859
Park Hotels & Resorts, Inc. REIT	234	4,093
Pebblebrook Hotel Trust REIT	12	185
Service Properties Trust REIT	195	1,322
Summit Hotel Properties, Inc. REIT	193	1,256
Sunstone Hotel Investors, Inc. REIT	65	724
Xenia Hotels & Resorts, Inc. REIT	168	2,522
		37,015
HOTELS, RESTAURANTS & LEISURE — 2.0%
Airbnb, Inc. Class A (a)	913	150,608
Aramark	78	2,537
BJ's Restaurants, Inc. (a)	3	109
Bloomin' Brands, Inc.	226	6,482
Booking Holdings, Inc.	108	391,811
Boyd Gaming Corp.	63	4,241
Brinker International, Inc. (a)	34	1,689
Caesars Entertainment, Inc. (a)	107	4,680
Carnival Corp. (a)	3,726	60,883
Cheesecake Factory, Inc. (b)	26	940
Chipotle Mexican Grill, Inc. (a)	74	215,101
Choice Hotels International, Inc.	13	1,643
Churchill Downs, Inc.	102	12,622
Chuy's Holdings, Inc. (a)	2	67
Cracker Barrel Old Country Store, Inc. (b)	2	145
Darden Restaurants, Inc.	204	34,099
Dave & Buster's Entertainment, Inc. (a)	27	1,690
Dine Brands Global, Inc.	12	558
Domino's Pizza, Inc.	66	32,794
Expedia Group, Inc. (a)	307	42,289
Golden Entertainment, Inc.	7	258
Hilton Grand Vacations, Inc. (a)	21	991
Hilton Worldwide Holdings, Inc.	589	125,640
Hyatt Hotels Corp. Class A	93	14,845
Jack in the Box, Inc.	6	411
Las Vegas Sands Corp.	37	1,913
Light & Wonder, Inc. (a)	231	23,583
Marriott International, Inc. Class A	567	143,060
Marriott Vacations Worldwide Corp.	4	431
McDonald's Corp.	1,232	347,362
MGM Resorts International (a)	391	18,459
Monarch Casino & Resort, Inc.	36	2,700

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Norwegian Cruise Line Holdings Ltd. (a) (b)	978	$20,469
Papa John's International, Inc.	10	666
Penn Entertainment, Inc. (a)	17	310
Royal Caribbean Cruises Ltd. (a)	936	130,113
Sabre Corp. (a)	36	87
Shake Shack, Inc. Class A (a)	52	5,410
Six Flags Entertainment Corp. (a)	109	2,869
Starbucks Corp.	571	52,184
Texas Roadhouse, Inc.	140	21,626
Travel & Leisure Co.	64	3,133
Vail Resorts, Inc.	8	1,783
Wendy's Co.	83	1,564
Wingstop, Inc.	108	39,571
Wyndham Hotels & Resorts, Inc.	63	4,835
Wynn Resorts Ltd.	28	2,862
Yum! Brands, Inc.	308	42,704
		1,974,827
HOUSEHOLD DURABLES — 0.8%
Cavco Industries, Inc. (a)	19	7,582
Century Communities, Inc.	104	10,036
DR Horton, Inc.	1,054	173,436
Ethan Allen Interiors, Inc.	78	2,696
Garmin Ltd.	382	56,868
Green Brick Partners, Inc. (a)	110	6,625
Helen of Troy Ltd. (a)	39	4,494
Installed Building Products, Inc.	97	25,097
KB Home	301	21,335
La-Z-Boy, Inc.	67	2,521
Leggett & Platt, Inc.	14	268
Lennar Corp. Class A	775	133,285
LGI Homes, Inc. (a)	34	3,957
M/I Homes, Inc. (a)	120	16,355
MDC Holdings, Inc.	180	11,324
Meritage Homes Corp.	144	25,266
Mohawk Industries, Inc. (a)	6	785
Newell Brands, Inc.	41	329
NVR, Inc. (a)	7	56,700
PulteGroup, Inc.	797	96,134
Taylor Morrison Home Corp. (a)	355	22,070
Tempur Sealy International, Inc.	396	22,501
Toll Brothers, Inc.	406	52,524
TopBuild Corp. (a)	117	51,565
Tri Pointe Homes, Inc. (a)	375	14,498
Whirlpool Corp.	6	718
Worthington Enterprises, Inc.	121	7,530
		826,499
HOUSEHOLD PRODUCTS — 0.6%
Central Garden & Pet Co. Class A (a)	70	2,584
Church & Dwight Co., Inc.	468	48,817
Clorox Co.	111	16,995
Colgate-Palmolive Co.	1,234	111,122
Energizer Holdings, Inc.	20	589
Kimberly-Clark Corp.	236	30,526
Procter & Gamble Co.	2,592	420,552
Security Description	Shares	Value
WD-40 Co.	28	$7,093
		638,278
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	73	1,309
Ormat Technologies, Inc.	5	331
Vistra Corp.	1,243	86,575
		88,215
INDUSTRIAL CONGLOMERATES — 0.9%
3M Co.	497	52,717
General Electric Co.	3,808	668,418
Honeywell International, Inc.	725	148,806
		869,941
INDUSTRIAL REITs — 0.2%
EastGroup Properties, Inc. REIT	73	13,123
First Industrial Realty Trust, Inc. REIT	155	8,143
Innovative Industrial Properties, Inc. REIT	59	6,109
LXP Industrial Trust REIT	147	1,326
Prologis, Inc. REIT	1,201	156,394
Rexford Industrial Realty, Inc. REIT (b)	59	2,968
STAG Industrial, Inc. REIT	345	13,262
		201,325
INSURANCE — 1.5%
Aflac, Inc.	1,010	86,719
Allstate Corp.	445	76,989
American Equity Investment Life Holding Co. (a)	138	7,758
American Financial Group, Inc.	21	2,866
American International Group, Inc.	1,052	82,235
AMERISAFE, Inc.	12	602
Aon PLC Class A	100	33,372
Arch Capital Group Ltd. (a)	711	65,725
Arthur J Gallagher & Co.	410	102,516
Assurant, Inc.	121	22,777
Assured Guaranty Ltd.	67	5,846
Brighthouse Financial, Inc. (a)	21	1,082
Brown & Brown, Inc.	495	43,332
Chubb Ltd.	367	95,101
Cincinnati Financial Corp.	94	11,672
CNO Financial Group, Inc.	205	5,633
Employers Holdings, Inc.	42	1,906
Erie Indemnity Co. Class A	61	24,496
Everest Group Ltd.	48	19,080
Fidelity National Financial, Inc.	542	28,780
First American Financial Corp.	153	9,341
Genworth Financial, Inc. Class A (a)	1,144	7,356
Globe Life, Inc.	64	7,448
Goosehead Insurance, Inc. Class A (a)	95	6,329
Hanover Insurance Group, Inc.	28	3,813
Hartford Financial Services Group, Inc.	362	37,304
HCI Group, Inc.	7	813
Horace Mann Educators Corp.	20	740
Kemper Corp.	33	2,043

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Kinsale Capital Group, Inc.	50	$26,237
Lincoln National Corp.	85	2,714
Loews Corp.	337	26,384
Marsh & McLennan Cos., Inc.	740	152,425
Mercury General Corp.	14	722
MetLife, Inc.	339	25,123
Old Republic International Corp.	550	16,896
Palomar Holdings, Inc. (a)	18	1,509
Primerica, Inc.	80	20,237
Principal Financial Group, Inc.	72	6,214
ProAssurance Corp. (a)	99	1,273
Progressive Corp.	1,111	229,777
Prudential Financial, Inc.	397	46,608
Reinsurance Group of America, Inc.	79	15,238
RenaissanceRe Holdings Ltd.	47	11,046
RLI Corp.	44	6,533
Safety Insurance Group, Inc.	10	822
Selective Insurance Group, Inc.	98	10,699
SiriusPoint Ltd. (a)	475	6,037
Stewart Information Services Corp.	36	2,342
Travelers Cos., Inc.	251	57,765
Trupanion, Inc. (a) (b)	27	745
United Fire Group, Inc.	36	784
Unum Group	275	14,757
W R Berkley Corp.	224	19,811
Willis Towers Watson PLC	80	22,000
		1,518,372
INTERACTIVE MEDIA & SERVICES — 9.1%
Alphabet, Inc. Class A (a)	17,116	2,583,318
Alphabet, Inc. Class C (a)	14,330	2,181,886
Cargurus, Inc. (a)	237	5,470
Cars.com, Inc. (a)	93	1,598
Match Group, Inc. (a)	39	1,415
Meta Platforms, Inc. Class A	8,593	4,172,589
QuinStreet, Inc. (a)	6	106
Shutterstock, Inc.	43	1,970
TripAdvisor, Inc. (a)	10	278
Yelp, Inc. (a)	226	8,904
Ziff Davis, Inc. (a)	37	2,332
		8,959,866
IT SERVICES — 1.2%
Accenture PLC Class A	1,443	500,158
Akamai Technologies, Inc. (a)	377	41,003
Cognizant Technology Solutions Corp. Class A	923	67,647
DXC Technology Co. (a)	21	445
EPAM Systems, Inc. (a)	6	1,657
Gartner, Inc. (a)	194	92,474
GoDaddy, Inc. Class A (a)	323	38,334
International Business Machines Corp.	2,099	400,825
Kyndryl Holdings, Inc. (a)	759	16,516
Perficient, Inc. (a)	11	619
VeriSign, Inc. (a)	44	8,338
		1,168,016
Security Description	Shares	Value
LEISURE EQUIPMENT & PRODUCTS — 0.0% (d)
Brunswick Corp.	144	$13,899
Hasbro, Inc.	39	2,204
Mattel, Inc. (a)	177	3,506
Polaris, Inc.	5	501
Sturm Ruger & Co., Inc.	27	1,246
Topgolf Callaway Brands Corp. (a)	45	728
Vista Outdoor, Inc. (a)	103	3,376
YETI Holdings, Inc. (a)	193	7,440
		32,900
LIFE SCIENCES TOOLS & SERVICES — 0.5%
Agilent Technologies, Inc.	147	21,390
Azenta, Inc. (a)	136	8,198
BioLife Solutions, Inc. (a)	9	167
Bio-Rad Laboratories, Inc. Class A (a)	6	2,075
Bio-Techne Corp.	119	8,376
Bruker Corp.	115	10,803
Charles River Laboratories International, Inc. (a)	40	10,838
Danaher Corp.	591	147,585
Fortrea Holdings, Inc. (a)	124	4,977
Illumina, Inc. (a)	17	2,334
IQVIA Holdings, Inc. (a)	165	41,727
Medpace Holdings, Inc. (a)	63	25,461
Mettler-Toledo International, Inc. (a)	2	2,663
Repligen Corp. (a)	26	4,782
Revvity, Inc.	13	1,365
Sotera Health Co. (a)	69	829
Thermo Fisher Scientific, Inc.	193	112,174
Waters Corp. (a)	53	18,244
West Pharmaceutical Services, Inc.	170	67,271
		491,259
MACHINERY — 1.9%
3D Systems Corp. (a)	13	58
AGCO Corp.	31	3,814
Alamo Group, Inc.	31	7,078
Albany International Corp. Class A	10	935
Astec Industries, Inc.	7	306
Barnes Group, Inc.	49	1,820
Caterpillar, Inc.	1,071	392,447
Chart Industries, Inc. (a)	38	6,259
Crane Co.	181	24,459
Cummins, Inc.	99	29,170
Deere & Co.	188	77,219
Donaldson Co., Inc.	170	12,696
Dover Corp.	153	27,110
Enerpac Tool Group Corp.	79	2,817
Enpro, Inc.	52	8,776
Esab Corp.	187	20,677
ESCO Technologies, Inc.	54	5,781
Federal Signal Corp.	190	16,125
Flowserve Corp.	319	14,572
Fortive Corp.	527	45,333
Franklin Electric Co., Inc.	52	5,554
Graco, Inc.	388	36,263

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Greenbrier Cos., Inc.	78	$4,064
Hillenbrand, Inc.	66	3,319
IDEX Corp.	38	9,273
Illinois Tool Works, Inc.	465	124,773
Ingersoll Rand, Inc.	1,093	103,780
ITT, Inc.	189	25,710
John Bean Technologies Corp.	10	1,049
Kennametal, Inc.	60	1,496
Lincoln Electric Holdings, Inc.	132	33,718
Lindsay Corp.	1	118
Middleby Corp. (a)	29	4,663
Mueller Industries, Inc.	325	17,527
Nordson Corp.	81	22,238
Oshkosh Corp.	95	11,847
Otis Worldwide Corp.	614	60,952
PACCAR, Inc.	1,412	174,933
Parker-Hannifin Corp.	398	221,204
Pentair PLC	380	32,467
Proto Labs, Inc. (a)	27	965
RBC Bearings, Inc. (a)	56	15,140
Snap-on, Inc.	110	32,584
SPX Technologies, Inc. (a)	133	16,376
Standex International Corp.	31	5,649
Stanley Black & Decker, Inc.	279	27,322
Tennant Co.	47	5,716
Terex Corp.	138	8,887
Timken Co.	59	5,158
Titan International, Inc. (a)	16	199
Toro Co.	34	3,115
Trinity Industries, Inc.	79	2,200
Wabash National Corp.	46	1,377
Watts Water Technologies, Inc. Class A	63	13,391
Westinghouse Air Brake Technologies Corp.	376	54,776
Xylem, Inc.	362	46,785
		1,832,040
MARINE — 0.0% (d)
Kirby Corp. (a)	105	10,008
Matson, Inc.	102	11,465
		21,473
MEDIA — 0.4%
AMC Networks, Inc. Class A (a)	3	36
Cable One, Inc.	1	423
Charter Communications, Inc. Class A (a)	91	26,447
Comcast Corp. Class A	6,824	295,820
EW Scripps Co. Class A (a)	61	240
Fox Corp. Class A	74	2,314
Fox Corp. Class B	39	1,116
Interpublic Group of Cos., Inc.	231	7,538
John Wiley & Sons, Inc. Class A	65	2,478
New York Times Co. Class A	474	20,486
News Corp. Class A	799	20,918
News Corp. Class B	325	8,794
Nexstar Media Group, Inc.	3	517
Security Description	Shares	Value
Omnicom Group, Inc.	218	$21,094
Paramount Global Class B	191	2,248
Scholastic Corp.	12	453
TechTarget, Inc. (a)	60	1,985
TEGNA, Inc.	73	1,091
		413,998
METALS & MINING — 0.3%
Alcoa Corp.	17	574
Alpha Metallurgical Resources, Inc.	46	15,234
ATI, Inc. (a)	332	16,988
Carpenter Technology Corp.	175	12,498
Century Aluminum Co. (a)	195	3,001
Cleveland-Cliffs, Inc. (a)	365	8,300
Commercial Metals Co.	74	4,349
Compass Minerals International, Inc.	31	488
Freeport-McMoRan, Inc.	1,004	47,208
Kaiser Aluminum Corp.	11	983
Materion Corp.	56	7,378
Metallus, Inc. (a)	108	2,403
MP Materials Corp. (a)	9	129
Newmont Corp.	115	4,122
Nucor Corp.	271	53,631
Olympic Steel, Inc.	32	2,268
Reliance, Inc.	132	44,112
Royal Gold, Inc.	46	5,603
Steel Dynamics, Inc.	137	20,308
SunCoke Energy, Inc.	30	338
U.S. Steel Corp.	825	33,643
Warrior Met Coal, Inc.	217	13,172
Worthington Steel, Inc.	121	4,338
		301,068
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.0% (d)
Annaly Capital Management, Inc. REIT	352	6,931
Apollo Commercial Real Estate Finance, Inc. REIT	217	2,417
Arbor Realty Trust, Inc. REIT (b)	322	4,266
ARMOUR Residential REIT, Inc. (b)	14	277
Blackstone Mortgage Trust, Inc. Class A REIT	172	3,425
Ellington Financial, Inc. REIT (b)	79	933
New York Mortgage Trust, Inc. REIT	75	540
PennyMac Mortgage Investment Trust REIT	123	1,806
Ready Capital Corp. REIT	48	438
Redwood Trust, Inc. REIT	159	1,013
Two Harbors Investment Corp. REIT	47	622
Starwood Property Trust, Inc. REIT (b)	235	4,778
		27,446
MULTI-UTILITIES — 0.2%
Ameren Corp.	79	5,843
Avista Corp.	90	3,152
Black Hills Corp.	48	2,621
CenterPoint Energy, Inc.	474	13,504

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
CMS Energy Corp.	155	$9,353
Consolidated Edison, Inc.	311	28,242
Dominion Energy, Inc.	89	4,378
DTE Energy Co.	110	12,335
NiSource, Inc.	312	8,630
Northwestern Energy Group, Inc.	45	2,292
Public Service Enterprise Group, Inc.	548	36,595
Sempra	441	31,677
Unitil Corp.	15	785
WEC Energy Group, Inc.	170	13,960
		173,367
OFFICE REITs — 0.0% (d)
Alexandria Real Estate Equities, Inc. REIT	15	1,934
Boston Properties, Inc. REIT	80	5,225
Brandywine Realty Trust REIT	215	1,032
COPT Defense Properties REIT	60	1,450
Cousins Properties, Inc. REIT	83	1,995
Douglas Emmett, Inc. REIT (b)	16	222
Easterly Government Properties, Inc. REIT	9	103
Highwoods Properties, Inc. REIT	11	288
Hudson Pacific Properties, Inc. REIT	111	716
JBG SMITH Properties REIT	38	610
Kilroy Realty Corp. REIT	11	401
SL Green Realty Corp. REIT	136	7,498
Vornado Realty Trust REIT	181	5,207
		26,681
OIL, GAS & CONSUMABLE FUELS — 1.4%
Antero Midstream Corp.	715	10,053
Antero Resources Corp. (a)	31	899
California Resources Corp.	149	8,210
Callon Petroleum Co. (a)	50	1,788
Chesapeake Energy Corp.	60	5,330
Chevron Corp.	527	83,129
Chord Energy Corp.	103	18,359
Civitas Resources, Inc.	168	12,753
CNX Resources Corp. (a)	333	7,899
ConocoPhillips	831	105,770
CONSOL Energy, Inc.	86	7,203
Coterra Energy, Inc.	977	27,239
Devon Energy Corp.	67	3,362
Diamondback Energy, Inc.	304	60,244
Dorian LPG Ltd.	134	5,154
DT Midstream, Inc.	74	4,521
EOG Resources, Inc.	291	37,201
EQT Corp.	864	32,028
Equitrans Midstream Corp.	1,257	15,700
Exxon Mobil Corp.	1,201	139,604
Green Plains, Inc. (a)	87	2,011
Hess Corp.	193	29,460
HF Sinclair Corp.	125	7,546
Kinder Morgan, Inc.	1,739	31,893
Marathon Oil Corp.	176	4,988
Marathon Petroleum Corp.	721	145,282
Security Description	Shares	Value
Matador Resources Co.	33	$2,203
Murphy Oil Corp.	110	5,027
Northern Oil & Gas, Inc.	174	6,904
Occidental Petroleum Corp.	357	23,201
ONEOK, Inc.	757	60,689
Ovintiv, Inc.	127	6,591
Par Pacific Holdings, Inc. (a)	150	5,559
PBF Energy, Inc. Class A	173	9,960
Permian Resources Corp.	1,060	18,720
Phillips 66	1,163	189,964
Pioneer Natural Resources Co.	257	67,463
Range Resources Corp.	506	17,422
REX American Resources Corp. (a)	47	2,759
SM Energy Co.	244	12,163
Southwestern Energy Co. (a)	2,312	17,525
Talos Energy, Inc. (a)	10	139
Targa Resources Corp.	423	47,372
Valero Energy Corp.	238	40,624
Vital Energy, Inc. (a)	2	105
Williams Cos., Inc.	1,960	76,381
World Kinect Corp.	6	159
		1,418,556
PERSONAL CARE PRODUCTS — 0.1%
BellRing Brands, Inc. (a)	487	28,748
Coty, Inc. Class A (a)	987	11,804
Edgewell Personal Care Co.	16	618
elf Beauty, Inc. (a)	224	43,911
Estee Lauder Cos., Inc. Class A	26	4,008
Inter Parfums, Inc.	37	5,199
Kenvue, Inc.	186	3,992
Medifast, Inc.	7	268
Nu Skin Enterprises, Inc. Class A	100	1,383
USANA Health Sciences, Inc. (a)	8	388
		100,319
PAPER & FOREST PRODUCTS — 0.0% (d)
Clearwater Paper Corp. (a)	5	218
Louisiana-Pacific Corp.	76	6,377
Mercer International, Inc.	203	2,020
Sylvamo Corp.	51	3,149
		11,764
PHARMACEUTICALS — 3.3%
Amphastar Pharmaceuticals, Inc. (a)	154	6,762
ANI Pharmaceuticals, Inc. (a)	64	4,424
Bristol-Myers Squibb Co.	203	11,009
Catalent, Inc. (a)	58	3,274
Collegium Pharmaceutical, Inc. (a)	27	1,048
Corcept Therapeutics, Inc. (a)	262	6,600
Eli Lilly & Co.	2,949	2,294,204
Harmony Biosciences Holdings, Inc. (a)	3	101
Innoviva, Inc. (a)	150	2,286
Jazz Pharmaceuticals PLC (a)	6	723
Johnson & Johnson	2,166	342,640
Ligand Pharmaceuticals, Inc. (a)	18	1,316
Merck & Co., Inc.	2,786	367,613

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Organon & Co.	29	$545
Pacira BioSciences, Inc. (a)	4	117
Perrigo Co. PLC	44	1,416
Pfizer, Inc.	607	16,844
Phibro Animal Health Corp. Class A	2	26
Prestige Consumer Healthcare, Inc. (a)	58	4,208
Supernus Pharmaceuticals, Inc. (a)	41	1,398
Viatris, Inc.	717	8,561
Zoetis, Inc.	964	163,118
		3,238,233
PROFESSIONAL SERVICES — 0.5%
ASGN, Inc. (a)	48	5,028
Automatic Data Processing, Inc.	452	112,883
Broadridge Financial Solutions, Inc.	318	65,146
CACI International, Inc. Class A (a)	24	9,092
Concentrix Corp.	5	331
CSG Systems International, Inc.	20	1,031
Dayforce, Inc. (a)	78	5,164
Equifax, Inc.	197	52,701
ExlService Holdings, Inc. (a)	89	2,830
Exponent, Inc.	39	3,225
FTI Consulting, Inc. (a)	85	17,875
Genpact Ltd.	17	560
Heidrick & Struggles International, Inc.	57	1,919
Insperity, Inc.	11	1,206
Jacobs Solutions, Inc.	163	25,058
KBR, Inc.	234	14,896
Kelly Services, Inc. Class A	28	701
Korn Ferry	90	5,918
Leidos Holdings, Inc.	206	27,005
ManpowerGroup, Inc.	48	3,727
Maximus, Inc.	119	9,984
NV5 Global, Inc. (a)	6	588
Paychex, Inc.	354	43,471
Paycom Software, Inc.	5	995
Paylocity Holding Corp. (a)	4	687
Resources Connection, Inc.	112	1,474
Robert Half, Inc.	128	10,148
Science Applications International Corp.	111	14,473
TTEC Holdings, Inc.	27	280
Verisk Analytics, Inc.	333	78,498
Verra Mobility Corp. (a)	548	13,684
		530,578
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Anywhere Real Estate, Inc. (a)	201	1,242
CBRE Group, Inc. Class A (a)	432	42,008
CoStar Group, Inc. (a)	694	67,040
eXp World Holdings, Inc. (b)	69	713
Jones Lang LaSalle, Inc. (a)	53	10,340
Marcus & Millichap, Inc.	2	68
St. Joe Co.	82	4,754
		126,165
RESIDENTIAL REITs — 0.1%
Apartment Income REIT Corp.	14	455
Security Description	Shares	Value
AvalonBay Communities, Inc. REIT	213	$39,524
Camden Property Trust REIT	11	1,083
Centerspace REIT	2	114
Elme Communities REIT	159	2,213
Equity LifeStyle Properties, Inc. REIT	168	10,819
Equity Residential REIT	333	21,016
Essex Property Trust, Inc. REIT	109	26,684
Independence Realty Trust, Inc. REIT	26	419
Invitation Homes, Inc. REIT	803	28,595
Mid-America Apartment Communities, Inc. REIT	12	1,579
UDR, Inc. REIT	172	6,435
Veris Residential, Inc. REIT	48	730
		139,666
RETAIL REITs — 0.2%
Acadia Realty Trust REIT	143	2,432
Agree Realty Corp. REIT	31	1,771
Brixmor Property Group, Inc. REIT	224	5,253
Federal Realty Investment Trust REIT	54	5,514
Getty Realty Corp. REIT	35	957
Kimco Realty Corp. REIT	598	11,727
Kite Realty Group Trust REIT	376	8,152
Macerich Co. REIT	438	7,547
NNN REIT, Inc.	137	5,855
Phillips Edison & Co., Inc. REIT	189	6,779
Realty Income Corp. REIT	250	13,525
Regency Centers Corp. REIT	197	11,930
Retail Opportunity Investments Corp. REIT	40	513
Saul Centers, Inc. REIT	1	39
Simon Property Group, Inc. REIT	620	97,024
SITE Centers Corp. REIT	58	850
Tanger, Inc. REIT	328	9,686
Urban Edge Properties REIT	179	3,091
		192,645
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 15.7%
Advanced Micro Devices, Inc. (a)	5,976	1,078,608
Allegro MicroSystems, Inc. (a)	7	189
Alpha & Omega Semiconductor Ltd. (a)	2	44
Amkor Technology, Inc.	189	6,093
Analog Devices, Inc.	947	187,307
Applied Materials, Inc.	2,593	534,754
Axcelis Technologies, Inc. (a)	74	8,253
Broadcom, Inc.	1,631	2,161,744
CEVA, Inc. (a)	7	159
Cirrus Logic, Inc. (a)	35	3,240
Cohu, Inc. (a)	33	1,100
Diodes, Inc. (a)	22	1,551
Enphase Energy, Inc. (a)	14	1,694
First Solar, Inc. (a)	75	12,660
FormFactor, Inc. (a)	310	14,145
Ichor Holdings Ltd. (a)	47	1,815
Intel Corp.	15,595	688,831
KLA Corp.	449	313,658

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Kulicke & Soffa Industries, Inc.	101	$5,081
Lam Research Corp.	461	447,894
Lattice Semiconductor Corp. (a)	69	5,398
MACOM Technology Solutions Holdings, Inc. (a)	146	13,963
MaxLinear, Inc. (a)	38	709
Microchip Technology, Inc.	1,028	92,222
Micron Technology, Inc.	3,183	375,244
MKS Instruments, Inc.	61	8,113
Monolithic Power Systems, Inc.	158	107,032
NVIDIA Corp.	9,648	8,717,547
NXP Semiconductors NV	592	146,680
ON Semiconductor Corp. (a)	732	53,839
Onto Innovation, Inc. (a)	185	33,500
PDF Solutions, Inc. (a)	27	909
Photronics, Inc. (a)	112	3,172
Power Integrations, Inc.	40	2,862
Qorvo, Inc. (a)	123	14,124
QUALCOMM, Inc.	1,669	282,562
Rambus, Inc. (a)	398	24,600
Semtech Corp. (a)	105	2,886
Silicon Laboratories, Inc. (a)	3	431
SiTime Corp. (a)	22	2,051
Skyworks Solutions, Inc.	175	18,956
SMART Global Holdings, Inc. (a)	78	2,053
SolarEdge Technologies, Inc. (a) (b)	6	426
Synaptics, Inc. (a)	20	1,951
Teradyne, Inc.	198	22,340
Texas Instruments, Inc.	635	110,623
Ultra Clean Holdings, Inc. (a)	40	1,838
Universal Display Corp.	135	22,741
Veeco Instruments, Inc. (a)	156	5,487
Wolfspeed, Inc. (a) (b)	12	354
		15,543,433
SOFTWARE — 15.7%
A10 Networks, Inc.	84	1,150
ACI Worldwide, Inc. (a)	44	1,461
Adeia, Inc.	104	1,136
Adobe, Inc. (a)	1,675	845,205
Agilysys, Inc. (a)	19	1,601
Alarm.com Holdings, Inc. (a)	105	7,609
ANSYS, Inc. (a)	235	81,583
Aspen Technology, Inc. (a)	42	8,958
Autodesk, Inc. (a)	364	94,793
Blackbaud, Inc. (a)	110	8,155
Cadence Design Systems, Inc. (a)	897	279,218
Cerence, Inc. (a)	4	63
CommVault Systems, Inc. (a)	81	8,216
Dolby Laboratories, Inc. Class A	101	8,461
DoubleVerify Holdings, Inc. (a)	376	13,220
Dropbox, Inc. Class A (a)	589	14,313
Dynatrace, Inc. (a)	691	32,090
Envestnet, Inc. (a)	5	290
Fair Isaac Corp. (a)	92	114,964
Fortinet, Inc. (a)	1,083	73,980
Gen Digital, Inc.	507	11,357
Security Description	Shares	Value
InterDigital, Inc. (b)	105	$11,178
Intuit, Inc.	924	600,600
LiveRamp Holdings, Inc. (a)	190	6,555
Manhattan Associates, Inc. (a)	228	57,052
Microsoft Corp.	24,558	10,332,042
N-able, Inc. (a)	265	3,463
NCR Voyix Corp. (a)	120	1,516
Oracle Corp.	3,335	418,909
Palo Alto Networks, Inc. (a)	1,168	331,864
Progress Software Corp.	60	3,199
PTC, Inc. (a)	274	51,770
Qualys, Inc. (a)	136	22,694
Roper Technologies, Inc.	245	137,406
Salesforce, Inc.	3,405	1,025,518
ServiceNow, Inc. (a)	717	546,641
SPS Commerce, Inc. (a)	107	19,784
Synopsys, Inc. (a)	471	269,176
Teradata Corp. (a)	256	9,899
Tyler Technologies, Inc. (a)	97	41,226
Xperi, Inc. (a)	13	157
		15,498,472
SPECIALIZED REITs — 0.6%
American Tower Corp. REIT	419	82,790
Crown Castle, Inc. REIT	46	4,868
CubeSmart REIT	170	7,687
Digital Realty Trust, Inc. REIT	636	91,610
EPR Properties REIT	186	7,896
Equinix, Inc. REIT	141	116,372
Extra Space Storage, Inc. REIT	275	40,425
Four Corners Property Trust, Inc. REIT	64	1,566
Gaming & Leisure Properties, Inc. REIT	187	8,615
Iron Mountain, Inc. REIT	730	58,553
Lamar Advertising Co. Class A REIT	65	7,762
National Storage Affiliates Trust REIT	8	313
PotlatchDeltic Corp. REIT	87	4,091
Public Storage REIT	174	50,471
Rayonier, Inc. REIT	47	1,562
Safehold, Inc. REIT	84	1,730
SBA Communications Corp. REIT	32	6,934
Uniti Group, Inc. REIT	79	466
VICI Properties, Inc. REIT	761	22,670
Weyerhaeuser Co. REIT	949	34,079
		550,460
SPECIALTY RETAIL — 1.8%
Abercrombie & Fitch Co. Class A (a)	208	26,069
Academy Sports & Outdoors, Inc.	124	8,375
Advance Auto Parts, Inc.	32	2,723
American Eagle Outfitters, Inc.	523	13,488
Asbury Automotive Group, Inc. (a)	30	7,073
AutoNation, Inc. (a)	57	9,438
AutoZone, Inc. (a)	23	72,488
Bath & Body Works, Inc.	187	9,354
Best Buy Co., Inc.	97	7,957
Boot Barn Holdings, Inc. (a)	15	1,427
Buckle, Inc.	48	1,933

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Caleres, Inc.	43	$1,764
CarMax, Inc. (a)	266	23,171
Designer Brands, Inc. Class A	5	55
Dick's Sporting Goods, Inc.	116	26,084
Five Below, Inc. (a)	80	14,510
Floor & Decor Holdings, Inc. Class A (a)	224	29,035
Foot Locker, Inc.	8	228
GameStop Corp. Class A (a)	84	1,052
Gap, Inc.	794	21,875
Group 1 Automotive, Inc.	48	14,027
Guess?, Inc. (b)	27	850
Haverty Furniture Cos., Inc.	50	1,706
Hibbett, Inc.	20	1,536
Home Depot, Inc.	1,500	575,400
Leslie's, Inc. (a)	262	1,703
Lithia Motors, Inc.	64	19,255
Lowe's Cos., Inc.	866	220,596
MarineMax, Inc. (a)	2	66
Monro, Inc.	10	315
Murphy USA, Inc.	45	18,864
National Vision Holdings, Inc. (a)	8	177
ODP Corp. (a)	50	2,652
O'Reilly Automotive, Inc. (a)	124	139,981
Penske Automotive Group, Inc.	53	8,585
RH (a)	8	2,786
Ross Stores, Inc.	643	94,367
Sally Beauty Holdings, Inc. (a)	159	1,975
Shoe Carnival, Inc.	75	2,748
Signet Jewelers Ltd.	83	8,306
Sonic Automotive, Inc. Class A	27	1,537
TJX Cos., Inc.	2,173	220,386
Tractor Supply Co.	82	21,461
Ulta Beauty, Inc. (a)	28	14,641
Upbound Group, Inc.	103	3,627
Urban Outfitters, Inc. (a)	130	5,645
Valvoline, Inc. (a)	152	6,775
Victoria's Secret & Co. (a)	28	543
Williams-Sonoma, Inc.	199	63,188
		1,731,797
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.7%
Apple, Inc.	36,344	6,232,269
Hewlett Packard Enterprise Co.	1,923	34,095
HP, Inc.	1,131	34,179
NetApp, Inc.	564	59,203
Seagate Technology Holdings PLC	448	41,686
Super Micro Computer, Inc. (a)	197	198,976
Western Digital Corp. (a)	681	46,471
Xerox Holdings Corp.	94	1,683
		6,648,562
TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Capri Holdings Ltd. (a)	12	544
Carter's, Inc.	30	2,540
Columbia Sportswear Co.	4	325
Crocs, Inc. (a)	6	863
Security Description	Shares	Value
Deckers Outdoor Corp. (a)	90	$84,713
G-III Apparel Group Ltd. (a)	158	4,583
Hanesbrands, Inc. (a) (b)	217	1,259
Kontoor Brands, Inc.	135	8,134
Lululemon Athletica, Inc. (a)	426	166,417
Movado Group, Inc.	75	2,095
NIKE, Inc. Class B	367	34,491
Oxford Industries, Inc.	26	2,922
PVH Corp.	163	22,919
Ralph Lauren Corp.	95	17,837
Skechers USA, Inc. Class A (a)	307	18,807
Steven Madden Ltd.	91	3,847
Tapestry, Inc.	38	1,804
Under Armour, Inc. Class A (a)	20	148
Under Armour, Inc. Class C (a)	41	293
VF Corp.	35	537
Wolverine World Wide, Inc.	75	841
		375,919
TOBACCO — 0.1%
Altria Group, Inc.	1,237	53,958
Philip Morris International, Inc.	776	71,097
Universal Corp.	35	1,810
Vector Group Ltd.	66	724
		127,589
TRADING COMPANIES & DISTRIBUTORS — 0.5%
Applied Industrial Technologies, Inc.	93	18,372
Boise Cascade Co.	149	22,852
Core & Main, Inc. Class A (a)	618	35,381
DNOW, Inc. (a)	81	1,231
Fastenal Co.	1,313	101,285
GATX Corp.	57	7,640
GMS, Inc. (a)	109	10,610
MSC Industrial Direct Co., Inc. Class A	112	10,869
Rush Enterprises, Inc. Class A	179	9,580
United Rentals, Inc.	155	111,772
Watsco, Inc. (b)	111	47,949
WESCO International, Inc.	62	10,619
WW Grainger, Inc.	128	130,214
		518,374
WATER UTILITIES — 0.0% (d)
American States Water Co.	19	1,373
American Water Works Co., Inc.	59	7,211
California Water Service Group	17	790
Essential Utilities, Inc.	27	1,000
Middlesex Water Co.	20	1,050
SJW Group	9	509
		11,933
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Gogo, Inc. (a)	19	167
Telephone & Data Systems, Inc.	306	4,902

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
T-Mobile U.S., Inc.	662	$108,052
		113,121
TOTAL COMMON STOCKS (Cost $71,896,386)		98,708,756
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (e) (f)	40,662	40,674
State Street Navigator Securities Lending Portfolio II (c) (g)	77,199	77,199
TOTAL SHORT-TERM INVESTMENTS (Cost $117,873)		117,873
TOTAL INVESTMENTS — 100.0% (Cost $72,014,259)		98,826,629
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (d)		(40,207)
NET ASSETS — 100.0%		$98,786,422

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2024.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2024.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$98,708,756	$—	$—	$98,708,756
Short-Term Investments	117,873	—	—	117,873
TOTAL INVESTMENTS	$98,826,629	$—	$—	$98,826,629

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Corp.	1,116	$81,669	$4,593	$74,025	$(9,126)	$5,549	112	$8,660	$649
State Street Institutional Liquid Reserves Fund, Premier Class	79,645	79,661	9,622,299	9,661,263	(21)	(2)	40,662	40,674	4,487
State Street Navigator Securities Lending Portfolio II	149,489	149,489	1,470,321	1,542,611	—	—	77,199	77,199	648
Total		$310,819	$11,097,213	$11,277,899	$(9,147)	$5,547		$126,533	$5,784
See accompanying notes to Schedule of Investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.1%
AAR Corp. (a)	211	$12,633
AeroVironment, Inc. (a)	124	19,007
Axon Enterprise, Inc. (a)	85	26,595
Boeing Co. (a)	1,197	231,009
Curtiss-Wright Corp.	196	50,164
General Dynamics Corp.	2,372	670,066
Hexcel Corp.	233	16,974
Howmet Aerospace, Inc.	1,191	81,500
Huntington Ingalls Industries, Inc.	450	131,161
Kaman Corp.	641	29,403
L3Harris Technologies, Inc.	1,755	373,990
Lockheed Martin Corp.	1,442	655,923
Mercury Systems, Inc. (a)	226	6,667
Moog, Inc. Class A	271	43,265
National Presto Industries, Inc.	8	670
Northrop Grumman Corp.	951	455,206
RTX Corp.	8,898	867,822
Textron, Inc.	1,808	173,441
TransDigm Group, Inc.	63	77,591
Triumph Group, Inc. (a)	325	4,888
Woodward, Inc.	331	51,014
		3,978,989
AIR FREIGHT & LOGISTICS — 0.7%
CH Robinson Worldwide, Inc.	1,581	120,377
Expeditors International of Washington, Inc.	1,363	165,700
FedEx Corp.	3,166	917,317
Forward Air Corp.	227	7,062
GXO Logistics, Inc. (a)	1,119	60,157
Hub Group, Inc. Class A	1,300	56,186
United Parcel Service, Inc. Class B	6,776	1,007,117
		2,333,916
AIRLINES — 0.4%
Alaska Air Group, Inc. (a)	1,583	68,053
Allegiant Travel Co.	320	24,067
American Airlines Group, Inc. (a)	12,358	189,695
Delta Air Lines, Inc.	8,797	421,113
JetBlue Airways Corp. (a)	10,118	75,076
SkyWest, Inc. (a)	1,342	92,705
Southwest Airlines Co.	6,100	178,059
Sun Country Airlines Holdings, Inc. (a)	355	5,357
United Airlines Holdings, Inc. (a)	6,435	308,108
		1,362,233
AUTO COMPONENTS — 0.3%
Adient PLC (a)	1,803	59,355
American Axle & Manufacturing Holdings, Inc. (a)	4,177	30,743
Aptiv PLC (a)	1,167	92,952
Autoliv, Inc.	794	95,621
BorgWarner, Inc.	3,147	109,327
Dana, Inc.	4,585	58,229
Security Description	Shares	Value
Dorman Products, Inc. (a)	227	$21,881
Fox Factory Holding Corp. (a)	171	8,904
Gentex Corp.	1,446	52,229
Gentherm, Inc. (a)	204	11,746
Goodyear Tire & Rubber Co. (a)	8,874	121,840
LCI Industries	472	58,084
Lear Corp.	1,134	164,294
Patrick Industries, Inc.	724	86,496
Phinia, Inc.	621	23,865
Standard Motor Products, Inc.	365	12,246
Visteon Corp. (a)	179	21,052
XPEL, Inc. (a)	43	2,323
		1,031,187
AUTOMOBILES — 1.4%
Ford Motor Co.	124,984	1,659,788
General Motors Co.	36,970	1,676,589
Harley-Davidson, Inc.	2,339	102,308
Tesla, Inc. (a)	5,897	1,036,634
Thor Industries, Inc.	1,706	200,182
Winnebago Industries, Inc.	1,050	77,700
		4,753,201
BANKS — 11.2%
Ameris Bancorp	2,027	98,066
Associated Banc-Corp.	4,769	102,581
Atlantic Union Bankshares Corp.	1,000	35,310
Axos Financial, Inc. (a)	667	36,045
Banc of California, Inc.	2,533	38,527
BancFirst Corp.	231	20,335
Bancorp, Inc. (a)	467	15,626
Bank of America Corp.	133,799	5,073,658
Bank of Hawaii Corp. (b)	762	47,541
Bank of New York Mellon Corp.	24,318	1,401,203
Bank OZK	1,996	90,738
BankUnited, Inc.	2,372	66,416
Banner Corp.	585	28,080
Berkshire Hills Bancorp, Inc.	874	20,032
Brookline Bancorp, Inc.	1,703	16,962
Cadence Bank	3,479	100,891
Capitol Federal Financial, Inc.	1,530	9,119
Cathay General Bancorp	1,461	55,270
Central Pacific Financial Corp.	844	16,669
Citigroup, Inc.	60,945	3,854,162
Citizens Financial Group, Inc.	14,983	543,733
City Holding Co.	145	15,112
Columbia Banking System, Inc.	2,788	53,948
Comerica, Inc.	4,107	225,844
Commerce Bancshares, Inc.	1,035	55,062
Community Bank System, Inc.	450	21,613
Cullen/Frost Bankers, Inc.	614	69,118
Customers Bancorp, Inc. (a)	997	52,901
CVB Financial Corp.	2,507	44,725
Dime Community Bancshares, Inc.	1,024	19,722
Eagle Bancorp, Inc.	982	23,067
East West Bancorp, Inc.	1,908	150,942
FB Financial Corp.	1,113	41,916

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Fifth Third Bancorp	13,275	$493,963
First BanCorp	3,674	64,442
First Bancorp/Southern Pines NC	383	13,834
First Commonwealth Financial Corp.	1,015	14,129
First Financial Bancorp	1,795	40,244
First Financial Bankshares, Inc.	940	30,841
First Hawaiian, Inc.	2,583	56,723
First Horizon Corp.	7,686	118,364
FNB Corp.	6,852	96,613
Fulton Financial Corp.	2,737	43,491
Glacier Bancorp, Inc.	991	39,917
Goldman Sachs Group, Inc.	4,471	1,867,492
Hancock Whitney Corp.	1,623	74,723
Hanmi Financial Corp.	793	12,625
Heritage Financial Corp.	666	12,914
Hilltop Holdings, Inc.	1,466	45,915
Home BancShares, Inc.	1,947	47,838
Hope Bancorp, Inc.	3,740	43,047
Huntington Bancshares, Inc.	27,966	390,126
Independent Bank Corp.	453	23,565
Independent Bank Group, Inc.	1,122	51,219
International Bancshares Corp.	1,037	58,217
JPMorgan Chase & Co.	39,764	7,964,729
KeyCorp	29,785	470,901
Lakeland Financial Corp.	206	13,662
M&T Bank Corp.	3,202	465,699
Morgan Stanley	17,229	1,622,283
National Bank Holdings Corp. Class A	407	14,680
NBT Bancorp, Inc.	738	27,070
New York Community Bancorp, Inc. (b)	13,761	44,310
Northern Trust Corp.	2,793	248,354
Northfield Bancorp, Inc.	793	7,708
Northwest Bancshares, Inc.	2,147	25,013
OFG Bancorp	661	24,331
Old National Bancorp	3,937	68,543
Pacific Premier Bancorp, Inc.	1,798	43,152
Park National Corp.	192	26,083
Pathward Financial, Inc.	515	25,997
Pinnacle Financial Partners, Inc.	1,438	123,495
PNC Financial Services Group, Inc.	7,714	1,246,582
Preferred Bank	193	14,817
Prosperity Bancshares, Inc.	1,255	82,554
Provident Financial Services, Inc.	1,281	18,664
Regions Financial Corp.	18,114	381,119
Renasant Corp.	954	29,879
S&T Bancorp, Inc.	800	25,664
Seacoast Banking Corp. of Florida	779	19,779
ServisFirst Bancshares, Inc.	517	34,308
Simmons First National Corp. Class A	2,130	41,450
Southside Bancshares, Inc.	564	16,486
SouthState Corp.	1,011	85,965
State Street Corp. (c)	5,962	460,982
Stellar Bancorp, Inc.	402	9,793
Security Description	Shares	Value
Synovus Financial Corp.	4,549	$182,233
Texas Capital Bancshares, Inc. (a)	929	57,180
Tompkins Financial Corp.	192	9,656
Triumph Financial, Inc. (a)	174	13,802
Truist Financial Corp.	42,616	1,661,172
TrustCo Bank Corp.	471	13,263
Trustmark Corp.	1,171	32,917
U.S. Bancorp	49,743	2,223,512
UMB Financial Corp.	1,364	118,654
United Bankshares, Inc.	1,917	68,609
United Community Banks, Inc.	1,450	38,164
Valley National Bancorp	13,161	104,762
Veritex Holdings, Inc.	1,706	34,956
WaFd, Inc.	1,354	39,307
Webster Financial Corp.	2,343	118,954
Wells Fargo & Co.	69,904	4,051,636
Westamerica BanCorp	222	10,851
Wintrust Financial Corp.	1,159	120,988
WSFS Financial Corp.	661	29,837
Zions Bancorp NA	4,691	203,589
		38,903,270
BEVERAGES — 1.1%
Boston Beer Co., Inc. Class A (a)	59	17,961
Brown-Forman Corp. Class B	1,705	88,012
Celsius Holdings, Inc. (a)	137	11,360
Coca-Cola Co.	20,709	1,266,977
Coca-Cola Consolidated, Inc.	91	77,023
Constellation Brands, Inc. Class A	834	226,648
Keurig Dr Pepper, Inc.	12,370	379,388
MGP Ingredients, Inc. (b)	137	11,800
Molson Coors Beverage Co. Class B	3,564	239,679
Monster Beverage Corp. (a)	2,958	175,350
National Beverage Corp. (a)	422	20,028
PepsiCo, Inc.	7,190	1,258,322
		3,772,548
BIOTECHNOLOGY — 1.5%
AbbVie, Inc.	9,659	1,758,904
Amgen, Inc.	3,485	990,855
Arcus Biosciences, Inc. (a)	737	13,915
Arrowhead Pharmaceuticals, Inc. (a)	230	6,578
Biogen, Inc. (a)	951	205,064
Catalyst Pharmaceuticals, Inc. (a)	392	6,248
Cytokinetics, Inc. (a)	132	9,255
Dynavax Technologies Corp. (a)	1,138	14,123
Exelixis, Inc. (a)	1,946	46,179
Gilead Sciences, Inc.	8,312	608,854
Halozyme Therapeutics, Inc. (a)	438	17,818
Incyte Corp. (a)	944	53,780
Ironwood Pharmaceuticals, Inc. (a)	1,790	15,591
Moderna, Inc. (a)	3,492	372,107
Myriad Genetics, Inc. (a)	660	14,071
Neurocrine Biosciences, Inc. (a)	250	34,480
Regeneron Pharmaceuticals, Inc. (a)	563	541,882

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
REGENXBIO, Inc. (a)	411	$8,660
United Therapeutics Corp. (a)	327	75,118
Vericel Corp. (a)	63	3,277
Vertex Pharmaceuticals, Inc. (a)	1,021	426,788
Vir Biotechnology, Inc. (a)	2,373	24,038
Xencor, Inc. (a)	404	8,941
		5,256,526
BROADLINE RETAIL — 2.7%
Amazon.com, Inc. (a)	47,830	8,627,575
eBay, Inc.	6,305	332,778
Etsy, Inc. (a)	396	27,213
Kohl's Corp. (b)	3,816	111,236
Macy's, Inc.	8,829	176,492
Nordstrom, Inc.	3,088	62,594
Ollie's Bargain Outlet Holdings, Inc. (a)	382	30,396
		9,368,284
BUILDING PRODUCTS — 0.8%
A O Smith Corp.	661	59,133
AAON, Inc.	60	5,287
Advanced Drainage Systems, Inc.	345	59,423
Allegion PLC	450	60,619
American Woodmark Corp. (a)	330	33,548
Apogee Enterprises, Inc.	255	15,096
AZZ, Inc.	231	17,859
Builders FirstSource, Inc. (a)	2,399	500,311
Carlisle Cos., Inc.	281	110,110
Carrier Global Corp.	5,507	320,122
Fortune Brands Innovations, Inc.	1,248	105,668
Gibraltar Industries, Inc. (a)	236	19,005
Griffon Corp.	559	40,997
Insteel Industries, Inc.	248	9,479
Johnson Controls International PLC	4,509	294,528
Lennox International, Inc.	172	84,067
Masco Corp.	1,448	114,218
Masterbrand, Inc. (a)	3,998	74,923
Owens Corning	1,242	207,166
Quanex Building Products Corp.	643	24,710
Resideo Technologies, Inc. (a)	3,019	67,686
Simpson Manufacturing Co., Inc.	229	46,986
Trane Technologies PLC	922	276,784
Trex Co., Inc. (a)	517	51,571
UFP Industries, Inc.	826	101,606
		2,700,902
CAPITAL MARKETS — 1.8%
Affiliated Managers Group, Inc.	437	73,184
Ameriprise Financial, Inc.	943	413,449
B Riley Financial, Inc. (b)	520	11,008
BlackRock, Inc.	922	768,671
Brightsphere Investment Group, Inc.	856	19,551
Cboe Global Markets, Inc.	559	102,705
Charles Schwab Corp.	14,010	1,013,484
CME Group, Inc.	1,888	406,468
Security Description	Shares	Value
Donnelley Financial Solutions, Inc. (a)	391	$24,246
Evercore, Inc. Class A	464	89,362
FactSet Research Systems, Inc.	70	31,807
Federated Hermes, Inc.	1,018	36,770
Franklin Resources, Inc.	9,612	270,193
Interactive Brokers Group, Inc. Class A	2,092	233,697
Intercontinental Exchange, Inc.	3,012	413,939
Invesco Ltd.	14,834	246,096
Janus Henderson Group PLC	4,145	136,329
Jefferies Financial Group, Inc.	5,363	236,508
MarketAxess Holdings, Inc.	39	8,551
Moody's Corp.	421	165,466
MSCI, Inc.	92	51,561
Nasdaq, Inc.	2,548	160,779
Piper Sandler Cos.	224	44,462
Raymond James Financial, Inc.	2,018	259,152
S&P Global, Inc.	902	383,756
SEI Investments Co.	1,036	74,488
Stifel Financial Corp.	1,503	117,490
StoneX Group, Inc. (a)	824	57,894
T Rowe Price Group, Inc.	2,313	282,001
Virtus Investment Partners, Inc.	66	16,367
WisdomTree, Inc.	652	5,992
		6,155,426
CHEMICALS — 2.1%
AdvanSix, Inc.	427	12,212
Air Products & Chemicals, Inc.	1,163	281,760
Albemarle Corp. (b)	451	59,415
Arcadium Lithium PLC (a)	2,868	12,361
Ashland, Inc.	570	55,501
Avient Corp.	1,318	57,201
Axalta Coating Systems Ltd. (a)	1,404	48,284
Balchem Corp.	144	22,313
Cabot Corp.	374	34,483
Celanese Corp.	1,908	327,909
CF Industries Holdings, Inc.	2,622	218,177
Chemours Co.	2,944	77,309
Corteva, Inc.	4,550	262,398
Dow, Inc.	22,451	1,300,586
DuPont de Nemours, Inc.	5,890	451,586
Eastman Chemical Co.	2,232	223,691
Ecolab, Inc.	1,018	235,056
FMC Corp.	655	41,723
Hawkins, Inc.	157	12,058
HB Fuller Co.	463	36,920
Ingevity Corp. (a)	451	21,513
Innospec, Inc.	224	28,883
International Flavors & Fragrances, Inc.	2,347	201,818
Koppers Holdings, Inc.	459	25,323
Linde PLC	1,924	893,352
LyondellBasell Industries NV Class A	8,181	836,753
Mativ Holdings, Inc.	1,032	19,350

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Minerals Technologies, Inc.	391	$29,434
Mosaic Co.	6,470	210,016
NewMarket Corp.	94	59,654
Olin Corp.	2,341	137,651
PPG Industries, Inc.	1,242	179,966
Quaker Chemical Corp.	124	25,451
RPM International, Inc.	709	84,336
Scotts Miracle-Gro Co. (b)	778	58,031
Sensient Technologies Corp.	380	26,292
Sherwin-Williams Co.	926	321,628
Stepan Co.	230	20,709
Westlake Corp.	1,054	161,051
		7,112,154
COMMERCIAL SERVICES & SUPPLIES — 0.6%
ABM Industries, Inc.	1,253	55,909
Brady Corp. Class A	453	26,854
Brink's Co.	397	36,675
Cintas Corp.	242	166,261
Clean Harbors, Inc. (a)	335	67,439
Copart, Inc. (a)	2,561	148,333
CoreCivic, Inc. (a)	3,594	56,102
Deluxe Corp.	1,366	28,126
Enviri Corp. (a)	1,900	17,385
GEO Group, Inc. (a)	3,896	55,012
Healthcare Services Group, Inc. (a)	1,675	20,904
HNI Corp.	799	36,059
Interface, Inc.	2,143	36,045
Liquidity Services, Inc. (a)	226	4,204
Matthews International Corp. Class A	463	14,390
MillerKnoll, Inc.	1,600	39,616
MSA Safety, Inc.	182	35,234
OPENLANE, Inc. (a)	2,044	35,361
Pitney Bowes, Inc.	5,313	23,005
Republic Services, Inc.	1,903	364,310
Rollins, Inc.	1,412	65,333
Stericycle, Inc. (a)	905	47,739
Tetra Tech, Inc.	232	42,853
UniFirst Corp.	147	25,494
Veralto Corp.	858	76,070
Vestis Corp.	1,194	23,008
Viad Corp. (a)	226	8,925
Waste Management, Inc.	1,914	407,969
		1,964,615
COMMUNICATIONS EQUIPMENT — 0.6%
ADTRAN Holdings, Inc.	464	2,524
Arista Networks, Inc. (a)	693	200,956
Calix, Inc. (a)	348	11,540
Ciena Corp. (a)	1,012	50,043
Cisco Systems, Inc.	26,524	1,323,813
Digi International, Inc. (a)	236	7,535
Extreme Networks, Inc. (a)	653	7,536
F5, Inc. (a)	323	61,237
Harmonic, Inc. (a)	1,027	13,803
Juniper Networks, Inc.	2,131	78,975
Security Description	Shares	Value
Lumentum Holdings, Inc. (a)	676	$32,009
Motorola Solutions, Inc.	356	126,373
NetScout Systems, Inc. (a)	658	14,371
Viasat, Inc. (a) (b)	799	14,454
Viavi Solutions, Inc. (a)	1,257	11,426
		1,956,595
CONSTRUCTION & ENGINEERING — 0.2%
AECOM	864	84,741
Arcosa, Inc.	453	38,895
Comfort Systems USA, Inc.	188	59,729
Dycom Industries, Inc. (a)	267	38,323
EMCOR Group, Inc.	430	150,586
Fluor Corp. (a)	2,336	98,766
Granite Construction, Inc.	663	37,877
MasTec, Inc. (a)	665	62,011
MDU Resources Group, Inc.	2,363	59,548
MYR Group, Inc. (a)	163	28,810
Quanta Services, Inc.	562	146,008
Valmont Industries, Inc.	69	15,751
		821,045
CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	226	61,415
Knife River Corp. (a)	658	53,351
Martin Marietta Materials, Inc.	255	156,555
Vulcan Materials Co.	559	152,562
		423,883
CONSUMER FINANCE — 1.4%
American Express Co.	6,005	1,367,278
Bread Financial Holdings, Inc.	1,728	64,351
Capital One Financial Corp.	12,186	1,814,373
Discover Financial Services	3,396	445,182
Encore Capital Group, Inc. (a)	794	36,214
Enova International, Inc. (a)	979	61,511
EZCORP, Inc. Class A (a) (b)	2,509	28,427
FirstCash Holdings, Inc.	354	45,149
Green Dot Corp. Class A (a)	1,511	14,098
Navient Corp.	2,775	48,285
PRA Group, Inc. (a)	662	17,265
PROG Holdings, Inc.	1,569	54,036
SLM Corp.	4,562	99,406
Synchrony Financial	13,030	561,854
World Acceptance Corp. (a)	162	23,487
		4,680,916
CONSUMER STAPLES DISTRIBUTION & RETAIL — 3.2%
Andersons, Inc.	1,021	58,575
BJ's Wholesale Club Holdings, Inc. (a)	1,254	94,865
Casey's General Stores, Inc.	385	122,603
Chefs' Warehouse, Inc. (a)	454	17,098
Costco Wholesale Corp.	2,367	1,734,135
Dollar General Corp.	1,419	221,449
Dollar Tree, Inc. (a)	1,922	255,914
Grocery Outlet Holding Corp. (a)	985	28,348
Kroger Co.	21,252	1,214,127

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Performance Food Group Co. (a)	2,962	$221,084
PriceSmart, Inc.	446	37,464
SpartanNash Co.	1,248	25,222
Sprouts Farmers Market, Inc. (a)	1,414	91,175
Sysco Corp.	4,678	379,760
Target Corp.	4,811	852,557
U.S. Foods Holding Corp. (a)	7,258	391,714
United Natural Foods, Inc. (a)	1,842	21,165
Walgreens Boots Alliance, Inc.	22,806	494,662
Walmart, Inc.	83,161	5,003,798
		11,265,715
CONTAINERS & PACKAGING — 0.5%
Amcor PLC	15,231	144,847
AptarGroup, Inc.	350	50,361
Avery Dennison Corp.	551	123,011
Ball Corp.	2,035	137,078
Greif, Inc. Class A	831	57,380
International Paper Co.	11,119	433,863
Myers Industries, Inc.	453	10,496
O-I Glass, Inc. (a)	2,059	34,159
Packaging Corp. of America	956	181,430
Sealed Air Corp.	1,339	49,811
Silgan Holdings, Inc.	975	47,346
Sonoco Products Co.	998	57,724
Westrock Co.	8,236	407,270
		1,734,776
DISTRIBUTORS — 0.1%
Genuine Parts Co.	935	144,860
LKQ Corp.	2,493	133,151
Pool Corp.	160	64,560
		342,571
DIVERSIFIED CONSUMER SERVICES — 0.1%
Adtalem Global Education, Inc. (a)	570	29,298
Frontdoor, Inc. (a)	534	17,398
Graham Holdings Co. Class B	115	88,283
Grand Canyon Education, Inc. (a)	233	31,737
H&R Block, Inc.	1,396	68,557
Mister Car Wash, Inc. (a) (b)	1,559	12,082
Perdoceo Education Corp.	1,253	22,003
Service Corp. International	964	71,538
Strategic Education, Inc.	222	23,115
Stride, Inc. (a)	415	26,166
		390,177
DIVERSIFIED REITs — 0.0% (d)
Alexander & Baldwin, Inc. REIT	862	14,197
American Assets Trust, Inc. REIT	676	14,811
Armada Hoffler Properties, Inc. REIT	663	6,895
Essential Properties Realty Trust, Inc. REIT	792	21,115
Global Net Lease, Inc. REIT	6,152	47,801
		104,819
Security Description	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.4%
AT&T, Inc.	139,039	$2,447,086
ATN International, Inc.	225	7,089
Cogent Communications Holdings, Inc.	242	15,810
Consolidated Communications Holdings, Inc. (a)	2,963	12,800
Frontier Communications Parent, Inc. (a)	6,957	170,446
Iridium Communications, Inc.	348	9,104
Lumen Technologies, Inc. (a) (b)	31,074	48,475
Shenandoah Telecommunications Co.	1,599	27,775
Verizon Communications, Inc.	134,684	5,651,341
		8,389,926
ELECTRIC UTILITIES — 1.8%
ALLETE, Inc.	587	35,009
Alliant Energy Corp.	2,318	116,827
American Electric Power Co., Inc.	5,540	476,994
Constellation Energy Corp.	1,311	242,338
Duke Energy Corp.	7,215	697,763
Edison International	4,029	284,971
Entergy Corp.	2,524	266,736
Evergy, Inc.	2,755	147,062
Eversource Energy	3,192	190,786
Exelon Corp.	13,645	512,643
FirstEnergy Corp.	5,360	207,003
IDACORP, Inc.	414	38,456
NextEra Energy, Inc.	8,322	531,859
NRG Energy, Inc.	7,207	487,842
OGE Energy Corp.	2,383	81,737
Otter Tail Corp.	385	33,264
PG&E Corp.	22,441	376,111
Pinnacle West Capital Corp.	1,531	114,412
PNM Resources, Inc.	1,004	37,790
Portland General Electric Co.	1,190	49,980
PPL Corp.	10,139	279,127
Southern Co.	10,206	732,178
Xcel Energy, Inc.	5,189	278,909
		6,219,797
ELECTRICAL EQUIPMENT — 0.5%
Acuity Brands, Inc.	205	55,090
AMETEK, Inc.	645	117,970
Eaton Corp. PLC	2,133	666,946
Emerson Electric Co.	3,851	436,780
Encore Wire Corp.	224	58,863
EnerSys	455	42,979
Generac Holdings, Inc. (a)	411	51,844
nVent Electric PLC	1,050	79,170
Powell Industries, Inc.	132	18,784
Regal Rexnord Corp.	418	75,282
Rockwell Automation, Inc.	341	99,344
SunPower Corp. (a) (b)	851	2,553
Sunrun, Inc. (a) (b)	2,183	28,772

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Vicor Corp. (a)	6	$229
		1,734,606
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.9%
Advanced Energy Industries, Inc.	155	15,807
Amphenol Corp. Class A	1,748	201,632
Arrow Electronics, Inc. (a)	1,731	224,095
Avnet, Inc.	2,840	140,807
Badger Meter, Inc.	29	4,692
Belden, Inc.	223	20,652
Benchmark Electronics, Inc.	1,257	37,723
CDW Corp.	720	184,162
Cognex Corp.	545	23,119
Coherent Corp. (a)	1,254	76,017
Corning, Inc.	7,290	240,278
Crane NXT Co.	45	2,786
CTS Corp.	140	6,551
ePlus, Inc. (a)	273	21,441
Fabrinet (a)	272	51,413
Hubbell, Inc.	287	119,119
Insight Enterprises, Inc. (a)	405	75,136
IPG Photonics Corp. (a)	272	24,668
Itron, Inc. (a)	318	29,421
Jabil, Inc.	2,536	339,697
Keysight Technologies, Inc. (a)	725	113,376
Knowles Corp. (a)	1,247	20,077
Littelfuse, Inc.	165	39,988
Methode Electronics, Inc.	459	5,591
Novanta, Inc. (a)	120	20,972
OSI Systems, Inc. (a)	153	21,851
PC Connection, Inc.	453	29,866
Plexus Corp. (a)	339	32,144
Rogers Corp. (a)	124	14,718
Sanmina Corp. (a)	1,122	69,766
ScanSource, Inc. (a)	1,019	44,877
TD SYNNEX Corp.	1,825	206,408
TE Connectivity Ltd.	2,012	292,223
Teledyne Technologies, Inc. (a)	244	104,754
Trimble, Inc. (a)	1,247	80,257
TTM Technologies, Inc. (a)	3,757	58,797
Vishay Intertechnology, Inc.	2,346	53,207
Vontier Corp.	1,009	45,768
Zebra Technologies Corp. Class A (a)	262	78,977
		3,172,833
ENERGY EQUIPMENT & SERVICES — 0.4%
Archrock, Inc.	2,544	50,040
Baker Hughes Co.	9,440	316,240
Bristow Group, Inc. (a)	828	22,522
ChampionX Corp.	1,010	36,249
Core Laboratories, Inc.	204	3,484
Dril-Quip, Inc. (a)	455	10,251
Halliburton Co.	5,759	227,020
Helix Energy Solutions Group, Inc. (a)	1,928	20,900
Security Description	Shares	Value
Helmerich & Payne, Inc.	1,256	$52,827
Nabors Industries Ltd. (a)	326	28,078
NOV, Inc.	3,599	70,252
Oceaneering International, Inc. (a)	950	22,230
Patterson-UTI Energy, Inc.	3,325	39,700
ProPetro Holding Corp. (a)	3,348	27,052
RPC, Inc.	2,982	23,081
Schlumberger NV	7,583	415,624
U.S. Silica Holdings, Inc. (a)	1,316	16,332
Valaris Ltd. (a)	329	24,761
		1,406,643
ENTERTAINMENT — 0.7%
Cinemark Holdings, Inc. (a)	1,005	18,060
Electronic Arts, Inc.	1,007	133,599
Live Nation Entertainment, Inc. (a)	1,323	139,934
Marcus Corp.	866	12,349
Netflix, Inc. (a)	1,268	770,094
Take-Two Interactive Software, Inc. (a)	657	97,558
TKO Group Holdings, Inc.	245	21,171
Walt Disney Co.	9,748	1,192,765
Warner Bros Discovery, Inc. (a)	22,666	197,874
		2,583,404
FINANCIAL SERVICES — 4.0%
Berkshire Hathaway, Inc. Class B (a)	21,636	9,098,371
Corpay, Inc. (a)	393	121,256
Essent Group Ltd.	2,127	126,578
Euronet Worldwide, Inc. (a)	323	35,507
EVERTEC, Inc.	413	16,479
Fidelity National Information Services, Inc.	8,145	604,196
Fiserv, Inc. (a)	3,307	528,525
Global Payments, Inc.	2,408	321,853
Jack Henry & Associates, Inc.	267	46,386
Mastercard, Inc. Class A	984	473,865
MGIC Investment Corp.	5,560	124,322
Mr Cooper Group, Inc. (a)	2,129	165,955
NCR Atleos Corp. (a)	1,315	25,971
NMI Holdings, Inc. Class A (a)	1,132	36,609
Payoneer Global, Inc. (a)	798	3,878
PayPal Holdings, Inc. (a)	5,867	393,030
Radian Group, Inc.	4,917	164,572
Visa, Inc. Class A	4,362	1,217,347
Voya Financial, Inc.	2,048	151,388
Walker & Dunlop, Inc.	584	59,019
Western Union Co.	11,671	163,161
WEX, Inc. (a)	224	53,207
		13,931,475
FOOD PRODUCTS — 1.4%
Archer-Daniels-Midland Co.	7,334	460,649
B&G Foods, Inc.	2,042	23,360
Bunge Global SA	4,628	474,463
Calavo Growers, Inc.	396	11,013

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Cal-Maine Foods, Inc.	733	$43,137
Campbell Soup Co.	2,708	120,371
Conagra Brands, Inc.	4,897	145,147
Darling Ingredients, Inc. (a)	1,451	67,486
Flowers Foods, Inc.	1,767	41,966
Fresh Del Monte Produce, Inc.	1,248	32,336
General Mills, Inc.	3,763	263,297
Hain Celestial Group, Inc. (a)	794	6,241
Hershey Co.	758	147,431
Hormel Foods Corp.	5,501	191,930
Ingredion, Inc.	659	77,004
J & J Snack Foods Corp.	117	16,913
J M Smucker Co.	1,010	127,129
John B Sanfilippo & Son, Inc.	75	7,944
Kellanova	3,167	181,437
Kraft Heinz Co.	25,616	945,230
Lamb Weston Holdings, Inc.	387	41,227
Lancaster Colony Corp.	121	25,123
McCormick & Co., Inc.	1,342	103,079
Mondelez International, Inc. Class A	7,379	516,530
Pilgrim's Pride Corp. (a)	1,264	43,380
Post Holdings, Inc. (a)	1,052	111,807
Simply Good Foods Co. (a)	573	19,499
Tootsie Roll Industries, Inc.	481	15,397
TreeHouse Foods, Inc. (a)	587	22,864
Tyson Foods, Inc. Class A	9,137	536,616
WK Kellogg Co.	751	14,119
		4,834,125
GAS UTILITIES — 0.1%
Atmos Energy Corp.	957	113,759
Chesapeake Utilities Corp.	165	17,704
National Fuel Gas Co.	1,027	55,170
New Jersey Resources Corp.	627	26,904
Northwest Natural Holding Co.	562	20,918
ONE Gas, Inc.	622	40,138
Southwest Gas Holdings, Inc.	853	64,939
Spire, Inc.	607	37,252
UGI Corp.	3,971	97,448
		474,232
GROUND TRANSPORTATION — 0.9%
ArcBest Corp.	518	73,815
Avis Budget Group, Inc.	621	76,048
CSX Corp.	10,737	398,021
Heartland Express, Inc.	861	10,281
Hertz Global Holdings, Inc. (a) (b)	4,251	33,285
JB Hunt Transport Services, Inc.	768	153,024
Knight-Swift Transportation Holdings, Inc.	1,845	101,512
Landstar System, Inc.	228	43,949
Marten Transport Ltd.	790	14,599
Norfolk Southern Corp.	1,508	384,344
Old Dominion Freight Line, Inc.	472	103,514
RXO, Inc. (a)	1,192	26,069
Ryder System, Inc.	1,433	172,232
Saia, Inc. (a)	146	85,410
Security Description	Shares	Value
Union Pacific Corp.	3,324	$817,471
Werner Enterprises, Inc.	790	30,905
XPO, Inc. (a)	3,728	454,928
		2,979,407
HEALTH CARE EQUIPMENT & SUPPLIES — 1.6%
Abbott Laboratories	9,225	1,048,514
Align Technology, Inc. (a)	281	92,146
Artivion, Inc. (a)	8	169
Avanos Medical, Inc. (a)	447	8,900
Baxter International, Inc.	4,629	197,843
Becton Dickinson & Co.	1,512	374,144
Boston Scientific Corp. (a)	5,797	397,037
CONMED Corp.	44	3,524
Cooper Cos., Inc.	784	79,545
Dentsply Sirona, Inc.	1,442	47,860
Dexcom, Inc. (a)	440	61,028
Edwards Lifesciences Corp. (a)	1,808	172,773
Embecta Corp.	248	3,291
Enovis Corp. (a)	920	57,454
Envista Holdings Corp. (a)	1,050	22,449
GE HealthCare Technologies, Inc.	4,447	404,277
Glaukos Corp. (a)	183	17,255
Globus Medical, Inc. Class A (a)	632	33,901
Haemonetics Corp. (a)	227	19,374
Hologic, Inc. (a)	1,575	122,787
ICU Medical, Inc. (a)	165	17,708
IDEXX Laboratories, Inc. (a)	100	53,993
Inari Medical, Inc. (a)	46	2,207
Insulet Corp. (a)	66	11,312
Integer Holdings Corp. (a)	317	36,988
Integra LifeSciences Holdings Corp. (a)	432	15,314
Intuitive Surgical, Inc. (a)	970	387,117
Lantheus Holdings, Inc. (a)	131	8,153
LivaNova PLC (a)	226	12,642
Masimo Corp. (a)	184	27,020
Medtronic PLC	12,516	1,090,769
Merit Medical Systems, Inc. (a)	228	17,271
Neogen Corp. (a) (b)	955	15,070
Omnicell, Inc. (a)	173	5,057
OraSure Technologies, Inc. (a)	668	4,108
Penumbra, Inc. (a)	44	9,820
QuidelOrtho Corp. (a)	660	31,640
ResMed, Inc.	206	40,794
Shockwave Medical, Inc. (a)	34	11,071
STAAR Surgical Co. (a)	123	4,708
STERIS PLC	319	71,718
Stryker Corp.	919	328,883
Tandem Diabetes Care, Inc. (a)	124	4,391
Teleflex, Inc.	188	42,520
Varex Imaging Corp. (a)	233	4,217
Zimmer Biomet Holdings, Inc.	1,057	139,503
		5,558,265
HEALTH CARE PROVIDERS & SERVICES — 5.2%
Acadia Healthcare Co., Inc. (a)	583	46,185

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
AdaptHealth Corp. (a)	2,396	$27,578
Addus HomeCare Corp. (a)	69	7,130
Agiliti, Inc. (a)	1,032	10,444
Amedisys, Inc. (a)	350	32,256
AMN Healthcare Services, Inc. (a)	408	25,504
Astrana Health, Inc. (a)	272	11,421
Cardinal Health, Inc.	7,860	879,534
Cencora, Inc.	5,339	1,297,324
Centene Corp. (a)	17,121	1,343,656
Chemed Corp.	37	23,751
Cigna Group	5,693	2,067,641
CorVel Corp. (a)	51	13,411
Cross Country Healthcare, Inc. (a)	583	10,914
CVS Health Corp.	40,300	3,214,328
DaVita, Inc. (a)	1,720	237,446
Elevance Health, Inc.	2,471	1,281,312
Encompass Health Corp.	1,063	87,783
Enhabit, Inc. (a)	423	4,928
Ensign Group, Inc.	230	28,617
Fulgent Genetics, Inc. (a)	620	13,454
HCA Healthcare, Inc.	2,107	702,748
HealthEquity, Inc. (a)	370	30,203
Henry Schein, Inc. (a)	1,320	99,686
Humana, Inc.	1,155	400,462
Laboratory Corp. of America Holdings	923	201,639
McKesson Corp.	4,208	2,259,065
ModivCare, Inc. (a)	166	3,893
Molina Healthcare, Inc. (a)	598	245,676
NeoGenomics, Inc. (a)	916	14,399
OmniAb, Inc. (a) (e)	38	—
Option Care Health, Inc. (a)	1,147	38,470
Owens & Minor, Inc. (a)	2,382	66,005
Patterson Cos., Inc.	1,536	42,470
Pediatrix Medical Group, Inc. (a)	1,524	15,286
Progyny, Inc. (a)	217	8,279
Quest Diagnostics, Inc.	1,147	152,677
R1 RCM, Inc. (a)	1,448	18,650
RadNet, Inc. (a)	613	29,829
Select Medical Holdings Corp.	1,975	59,546
Tenet Healthcare Corp. (a)	3,210	337,403
U.S. Physical Therapy, Inc.	122	13,770
UnitedHealth Group, Inc.	5,048	2,497,246
Universal Health Services, Inc. Class B	1,211	220,959
		18,122,978
HEALTH CARE REITs — 0.3%
CareTrust REIT, Inc.	1,171	28,537
Community Healthcare Trust, Inc. REIT	266	7,062
Healthcare Realty Trust, Inc. REIT	2,419	34,229
Healthpeak Properties, Inc. REIT	7,479	140,231
LTC Properties, Inc. REIT	458	14,890
Medical Properties Trust, Inc. REIT (b)	18,733	88,045
Security Description	Shares	Value
Omega Healthcare Investors, Inc. REIT	4,705	$149,007
Sabra Health Care REIT, Inc.	7,240	106,935
Universal Health Realty Income Trust REIT	8	294
Ventas, Inc. REIT	3,689	160,619
Welltower, Inc. REIT	3,580	334,515
		1,064,364
HEALTH CARE TECHNOLOGY — 0.0% (d)
Certara, Inc. (a)	416	7,438
HOTEL & RESORT REITs — 0.1%
Chatham Lodging Trust REIT	1,020	10,312
DiamondRock Hospitality Co. REIT	2,248	21,603
Host Hotels & Resorts, Inc. REIT	4,728	97,775
Park Hotels & Resorts, Inc. REIT	4,313	75,435
Pebblebrook Hotel Trust REIT (b)	2,508	38,648
Service Properties Trust REIT	3,143	21,310
Summit Hotel Properties, Inc. REIT	1,632	10,624
Sunstone Hotel Investors, Inc. REIT	2,161	24,074
Xenia Hotels & Resorts, Inc. REIT	1,237	18,567
		318,348
HOTELS, RESTAURANTS & LEISURE — 1.1%
Aramark	2,389	77,690
BJ's Restaurants, Inc. (a)	175	6,332
Bloomin' Brands, Inc.	1,014	29,082
Booking Holdings, Inc.	103	373,672
Boyd Gaming Corp.	667	44,902
Brinker International, Inc. (a)	744	36,962
Caesars Entertainment, Inc. (a)	1,373	60,055
Carnival Corp. (a)	19,445	317,731
Cheesecake Factory, Inc. (b)	457	16,521
Chipotle Mexican Grill, Inc. (a)	75	218,008
Choice Hotels International, Inc.	129	16,299
Churchill Downs, Inc.	164	20,295
Chuy's Holdings, Inc. (a)	51	1,720
Cracker Barrel Old Country Store, Inc. (b)	255	18,546
Darden Restaurants, Inc.	780	130,377
Dave & Buster's Entertainment, Inc. (a)	410	25,666
Dine Brands Global, Inc.	210	9,761
Domino's Pizza, Inc.	156	77,513
Expedia Group, Inc. (a)	897	123,562
Golden Entertainment, Inc.	323	11,896
Hilton Grand Vacations, Inc. (a)	810	38,240
Hilton Worldwide Holdings, Inc.	328	69,966
Jack in the Box, Inc.	182	12,463
Las Vegas Sands Corp.	2,394	123,770
Light & Wonder, Inc. (a)	1,244	127,000
Marriott International, Inc. Class A	677	170,814
Marriott Vacations Worldwide Corp.	360	38,783
McDonald's Corp.	2,110	594,914
MGM Resorts International (a)	2,607	123,076
Monarch Casino & Resort, Inc.	222	16,648

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Norwegian Cruise Line Holdings Ltd. (a) (b)	2,760	$57,767
Papa John's International, Inc.	174	11,588
Penn Entertainment, Inc. (a) (b)	2,100	38,241
Royal Caribbean Cruises Ltd. (a)	1,242	172,650
Sabre Corp. (a)	4,062	9,830
Shake Shack, Inc. Class A (a)	150	15,605
Six Flags Entertainment Corp. (a)	437	11,502
Starbucks Corp.	3,302	301,770
Texas Roadhouse, Inc.	357	55,146
Travel & Leisure Co.	1,064	52,093
Wendy's Co.	1,450	27,318
Wingstop, Inc.	28	10,259
Wyndham Hotels & Resorts, Inc.	440	33,770
Wynn Resorts Ltd.	135	13,801
Yum! Brands, Inc.	799	110,781
		3,854,385
HOUSEHOLD DURABLES — 1.3%
Cavco Industries, Inc. (a)	67	26,737
Century Communities, Inc.	954	92,061
DR Horton, Inc.	3,610	594,025
Ethan Allen Interiors, Inc.	459	15,868
Garmin Ltd.	1,404	209,013
Green Brick Partners, Inc. (a)	530	31,922
Helen of Troy Ltd. (a)	341	39,297
Installed Building Products, Inc.	176	45,536
KB Home	1,554	110,148
La-Z-Boy, Inc.	813	30,585
Leggett & Platt, Inc.	2,615	50,077
Lennar Corp. Class A	4,839	832,211
LGI Homes, Inc. (a)	256	29,791
M/I Homes, Inc. (a)	932	127,022
MDC Holdings, Inc.	1,810	113,867
Meritage Homes Corp.	712	124,928
Mohawk Industries, Inc. (a)	1,758	230,105
Newell Brands, Inc.	12,082	97,018
NVR, Inc. (a)	30	242,999
PulteGroup, Inc.	2,917	351,849
Sonos, Inc. (a)	733	13,971
Taylor Morrison Home Corp. (a)	3,383	210,321
Tempur Sealy International, Inc.	1,084	61,593
Toll Brothers, Inc.	2,026	262,104
TopBuild Corp. (a)	204	89,909
Tri Pointe Homes, Inc. (a)	3,143	121,508
Whirlpool Corp.	1,778	212,702
Worthington Enterprises, Inc.	986	61,359
		4,428,526
HOUSEHOLD PRODUCTS — 0.8%
Central Garden & Pet Co. (a)	224	9,594
Central Garden & Pet Co. Class A (a)	950	35,074
Church & Dwight Co., Inc.	928	96,800
Clorox Co.	633	96,918
Colgate-Palmolive Co.	3,317	298,696
Energizer Holdings, Inc.	702	20,667
Security Description	Shares	Value
Kimberly-Clark Corp.	2,159	$279,267
Procter & Gamble Co.	12,348	2,003,463
WD-40 Co.	47	11,905
		2,852,384
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.0% (d)
AES Corp.	6,134	109,983
Ormat Technologies, Inc.	206	13,635
		123,618
INDUSTRIAL CONGLOMERATES — 0.8%
3M Co.	7,627	808,996
General Electric Co.	7,080	1,242,752
Honeywell International, Inc.	3,526	723,712
		2,775,460
INDUSTRIAL REITs — 0.2%
EastGroup Properties, Inc. REIT	192	34,516
First Industrial Realty Trust, Inc. REIT	762	40,035
Innovative Industrial Properties, Inc. REIT	379	39,242
LXP Industrial Trust REIT	2,736	24,679
Prologis, Inc. REIT	3,770	490,929
Rexford Industrial Realty, Inc. REIT (b)	745	37,474
		666,875
INSURANCE — 4.7%
Aflac, Inc.	10,280	882,641
Allstate Corp.	5,101	882,524
Ambac Financial Group, Inc. (a)	1,237	19,334
American Equity Investment Life Holding Co. (a)	1,964	110,416
American Financial Group, Inc.	2,091	285,380
American International Group, Inc.	22,523	1,760,623
AMERISAFE, Inc.	226	11,338
Aon PLC Class A	563	187,884
Arch Capital Group Ltd. (a)	3,917	362,088
Arthur J Gallagher & Co.	855	213,784
Assurant, Inc.	999	188,052
Assured Guaranty Ltd.	1,154	100,687
Brighthouse Financial, Inc. (a)	2,142	110,399
Brown & Brown, Inc.	1,269	111,088
Chubb Ltd.	4,843	1,254,967
Cincinnati Financial Corp.	1,606	199,417
CNO Financial Group, Inc.	3,824	105,084
Employers Holdings, Inc.	450	20,426
Everest Group Ltd.	581	230,948
First American Financial Corp.	3,219	196,520
Genworth Financial, Inc. Class A (a)	14,379	92,457
Globe Life, Inc.	939	109,271
Hanover Insurance Group, Inc.	646	87,966
Hartford Financial Services Group, Inc.	5,815	599,236
HCI Group, Inc.	55	6,384
Horace Mann Educators Corp.	779	28,815

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Kemper Corp.	1,208	$74,799
Kinsale Capital Group, Inc.	56	29,385
Lincoln National Corp.	5,362	171,209
Loews Corp.	5,875	459,954
Marsh & McLennan Cos., Inc.	1,932	397,953
Mercury General Corp.	1,024	52,838
MetLife, Inc.	19,659	1,456,929
Old Republic International Corp.	8,310	255,283
Palomar Holdings, Inc. (a)	122	10,227
Primerica, Inc.	233	58,940
Principal Financial Group, Inc.	6,990	603,307
ProAssurance Corp. (a)	1,020	13,117
Progressive Corp.	3,827	791,500
Prudential Financial, Inc.	11,515	1,351,861
Reinsurance Group of America, Inc.	2,102	405,434
RenaissanceRe Holdings Ltd.	534	125,506
RLI Corp.	220	32,663
Safety Insurance Group, Inc.	223	18,328
Selective Insurance Group, Inc.	561	61,244
SiriusPoint Ltd. (a)	3,391	43,100
Stewart Information Services Corp.	858	55,821
Travelers Cos., Inc.	3,114	716,656
Trupanion, Inc. (a) (b)	153	4,224
United Fire Group, Inc.	749	16,306
Unum Group	5,863	314,609
W R Berkley Corp.	2,366	209,249
Willis Towers Watson PLC	982	270,050
		16,158,221
INTERACTIVE MEDIA & SERVICES — 4.6%
Alphabet, Inc. Class A (a)	31,450	4,746,749
Alphabet, Inc. Class C (a)	26,331	4,009,158
Cars.com, Inc. (a)	404	6,941
Match Group, Inc. (a)	1,419	51,481
Meta Platforms, Inc. Class A	14,754	7,164,247
QuinStreet, Inc. (a)	793	14,004
Shutterstock, Inc.	160	7,330
TripAdvisor, Inc. (a)	996	27,679
Yelp, Inc. (a)	618	24,349
Ziff Davis, Inc. (a)	396	24,964
		16,076,902
IT SERVICES — 1.1%
Accenture PLC Class A	2,545	882,122
Akamai Technologies, Inc. (a)	1,022	111,153
Cognizant Technology Solutions Corp. Class A	4,688	343,584
DXC Technology Co. (a)	5,860	124,291
EPAM Systems, Inc. (a)	225	62,136
Gartner, Inc. (a)	221	105,344
International Business Machines Corp.	9,578	1,829,015
Kyndryl Holdings, Inc. (a)	7,428	161,633
Perficient, Inc. (a)	166	9,344
VeriSign, Inc. (a)	253	47,946
		3,676,568
Security Description	Shares	Value
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Brunswick Corp.	735	$70,942
Hasbro, Inc.	1,750	98,910
Mattel, Inc. (a)	3,244	64,264
Polaris, Inc.	565	56,568
Sturm Ruger & Co., Inc.	217	10,015
Topgolf Callaway Brands Corp. (a)	1,955	31,612
Vista Outdoor, Inc. (a)	1,771	58,053
YETI Holdings, Inc. (a)	252	9,715
		400,079
LIFE SCIENCES TOOLS & SERVICES — 0.7%
Agilent Technologies, Inc.	785	114,225
Azenta, Inc. (a)	1,919	115,677
Bio-Rad Laboratories, Inc. Class A (a)	216	74,708
Bio-Techne Corp.	213	14,993
Bruker Corp.	270	25,364
Charles River Laboratories International, Inc. (a)	291	78,847
Danaher Corp.	2,609	651,520
Fortrea Holdings, Inc. (a)	923	37,049
Illumina, Inc. (a)	479	65,776
IQVIA Holdings, Inc. (a)	961	243,027
Medpace Holdings, Inc. (a)	136	54,964
Mettler-Toledo International, Inc. (a)	43	57,246
Repligen Corp. (a)	141	25,933
Revvity, Inc.	636	66,780
Sotera Health Co. (a)	1,297	15,577
Thermo Fisher Scientific, Inc.	1,059	615,501
Waters Corp. (a)	175	60,240
West Pharmaceutical Services, Inc.	79	31,261
		2,348,688
MACHINERY — 1.7%
3D Systems Corp. (a)	245	1,088
AGCO Corp.	761	93,618
Alamo Group, Inc.	65	14,841
Albany International Corp. Class A	222	20,759
Astec Industries, Inc.	223	9,747
Barnes Group, Inc.	599	22,253
Caterpillar, Inc.	3,330	1,220,212
Chart Industries, Inc. (a) (b)	184	30,308
Crane Co.	518	69,997
Cummins, Inc.	1,327	391,001
Deere & Co.	1,386	569,286
Donaldson Co., Inc.	616	46,003
Dover Corp.	719	127,400
Enerpac Tool Group Corp.	162	5,777
Enpro, Inc.	196	33,079
Esab Corp.	410	45,334
ESCO Technologies, Inc.	143	15,308
Federal Signal Corp.	232	19,690
Flowserve Corp.	1,254	57,283
Fortive Corp.	1,828	157,245
Franklin Electric Co., Inc.	236	25,207
Graco, Inc.	466	43,552

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Greenbrier Cos., Inc.	1,029	$53,611
Hillenbrand, Inc.	847	42,596
IDEX Corp.	212	51,732
Illinois Tool Works, Inc.	1,115	299,188
Ingersoll Rand, Inc.	1,164	110,522
ITT, Inc.	426	57,949
John Bean Technologies Corp.	183	19,195
Kennametal, Inc.	1,147	28,606
Lincoln Electric Holdings, Inc.	261	66,670
Lindsay Corp.	6	706
Middleby Corp. (a)	370	59,492
Mueller Industries, Inc.	1,240	66,873
Nordson Corp.	227	62,321
Oshkosh Corp.	912	113,735
Otis Worldwide Corp.	1,187	117,833
PACCAR, Inc.	3,489	432,252
Parker-Hannifin Corp.	677	376,270
Pentair PLC	1,024	87,491
Proto Labs, Inc. (a)	254	9,080
Snap-on, Inc.	357	105,751
SPX Technologies, Inc. (a)	233	28,689
Standex International Corp.	53	9,658
Stanley Black & Decker, Inc.	2,969	290,754
Tennant Co.	205	24,930
Terex Corp.	676	43,534
Timken Co.	663	57,966
Titan International, Inc. (a)	1,922	23,948
Toro Co.	454	41,600
Trinity Industries, Inc.	1,609	44,811
Wabash National Corp.	561	16,796
Watts Water Technologies, Inc. Class A	153	32,520
Westinghouse Air Brake Technologies Corp.	1,166	169,863
Xylem, Inc.	667	86,203
		6,052,133
MARINE — 0.1%
Kirby Corp. (a)	561	53,474
Matson, Inc.	1,182	132,857
		186,331
MEDIA — 1.3%
AMC Networks, Inc. Class A (a)	1,238	15,017
Cable One, Inc.	53	22,426
Charter Communications, Inc. Class A (a)	3,162	918,972
Comcast Corp. Class A	54,489	2,362,098
EW Scripps Co. Class A (a)	2,030	7,978
Fox Corp. Class A	4,890	152,910
Fox Corp. Class B	2,606	74,584
Interpublic Group of Cos., Inc.	3,567	116,391
John Wiley & Sons, Inc. Class A	658	25,090
New York Times Co. Class A	637	27,531
News Corp. Class A	5,330	139,539
News Corp. Class B	1,534	41,510
Nexstar Media Group, Inc.	437	75,291
Security Description	Shares	Value
Omnicom Group, Inc.	1,840	$178,039
Paramount Global Class B	15,791	185,860
Scholastic Corp.	462	17,422
TechTarget, Inc. (a)	155	5,127
TEGNA, Inc.	4,216	62,987
Thryv Holdings, Inc. (a)	991	22,030
		4,450,802
METALS & MINING — 1.0%
Alcoa Corp.	2,034	68,729
ATI, Inc. (a)	658	33,670
Carpenter Technology Corp.	442	31,568
Century Aluminum Co. (a)	1,619	24,916
Cleveland-Cliffs, Inc. (a)	16,130	366,796
Commercial Metals Co.	1,574	92,504
Compass Minerals International, Inc.	451	7,099
Freeport-McMoRan, Inc.	9,394	441,706
Haynes International, Inc.	225	13,527
Kaiser Aluminum Corp.	309	27,612
Materion Corp.	124	16,337
Metallus, Inc. (a)	1,361	30,282
MP Materials Corp. (a) (b)	1,077	15,401
Newmont Corp.	12,111	434,058
Nucor Corp.	3,390	670,881
Olympic Steel, Inc.	451	31,967
Reliance, Inc.	600	200,508
Royal Gold, Inc.	337	41,050
Steel Dynamics, Inc.	2,129	315,582
SunCoke Energy, Inc.	2,626	29,595
U.S. Steel Corp.	7,092	289,212
Warrior Met Coal, Inc.	1,609	97,666
Worthington Steel, Inc.	971	34,810
		3,315,476
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.2%
Annaly Capital Management, Inc. REIT	15,774	310,590
Apollo Commercial Real Estate Finance, Inc. REIT	4,499	50,119
ARMOUR Residential REIT, Inc. (b)	1,725	34,103
Ellington Financial, Inc. REIT (b)	1,517	17,916
Franklin BSP Realty Trust, Inc. REIT	1,062	14,188
KKR Real Estate Finance Trust, Inc. REIT	1,443	14,517
New York Mortgage Trust, Inc. REIT	3,025	21,780
PennyMac Mortgage Investment Trust REIT	3,008	44,157
Ready Capital Corp. REIT (b)	5,112	46,673
Redwood Trust, Inc. REIT	3,907	24,888
Two Harbors Investment Corp. REIT	3,181	42,116
Starwood Property Trust, Inc. REIT (b)	9,680	196,794
		817,841
MULTI-UTILITIES — 0.8%
Ameren Corp.	2,447	180,980
Avista Corp.	852	29,837

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Black Hills Corp.	864	$47,174
CenterPoint Energy, Inc.	5,768	164,330
CMS Energy Corp.	1,920	115,853
Consolidated Edison, Inc.	3,622	328,914
Dominion Energy, Inc.	8,776	431,692
DTE Energy Co.	2,813	315,450
NiSource, Inc.	4,175	115,481
Northwestern Energy Group, Inc.	808	41,151
Public Service Enterprise Group, Inc.	4,735	316,203
Sempra	5,920	425,234
Unitil Corp.	269	14,082
WEC Energy Group, Inc.	2,910	238,969
		2,765,350
OFFICE REITs — 0.3%
Alexandria Real Estate Equities, Inc. REIT	1,435	184,986
Boston Properties, Inc. REIT	1,927	125,852
Brandywine Realty Trust REIT	6,062	29,098
COPT Defense Properties REIT	1,240	29,971
Cousins Properties, Inc. REIT	2,891	69,500
Douglas Emmett, Inc. REIT (b)	5,504	76,340
Easterly Government Properties, Inc. REIT	1,733	19,947
Highwoods Properties, Inc. REIT	3,303	86,473
Hudson Pacific Properties, Inc. REIT	4,103	26,464
JBG SMITH Properties REIT	3,108	49,883
Kilroy Realty Corp. REIT	3,307	120,474
SL Green Realty Corp. REIT	2,006	110,591
Vornado Realty Trust REIT	5,095	146,583
		1,076,162
OIL, GAS & CONSUMABLE FUELS — 7.4%
Antero Midstream Corp.	11,138	156,600
Antero Resources Corp. (a)	3,717	107,793
APA Corp.	5,099	175,304
Callon Petroleum Co. (a)	1,841	65,834
Chevron Corp.	20,623	3,253,072
Chord Energy Corp.	789	140,631
Civitas Resources, Inc.	2,716	206,172
CNX Resources Corp. (a)	3,344	79,320
Comstock Resources, Inc. (b)	2,883	26,754
ConocoPhillips	14,008	1,782,938
CONSOL Energy, Inc.	393	32,918
Coterra Energy, Inc.	14,577	406,407
CVR Energy, Inc.	926	33,021
Devon Energy Corp.	6,706	336,507
Diamondback Energy, Inc.	2,456	486,705
Dorian LPG Ltd.	1,009	38,806
DT Midstream, Inc.	1,315	80,346
EOG Resources, Inc.	6,118	782,125
EQT Corp.	5,635	208,889
Equitrans Midstream Corp.	14,150	176,733
Exxon Mobil Corp.	47,216	5,488,388
Green Plains, Inc. (a)	638	14,751
Security Description	Shares	Value
Hess Corp.	1,159	$176,910
HF Sinclair Corp.	5,089	307,223
Kinder Morgan, Inc.	37,308	684,229
Marathon Oil Corp.	11,651	330,189
Marathon Petroleum Corp.	11,785	2,374,677
Matador Resources Co.	1,521	101,557
Murphy Oil Corp.	2,783	127,183
Northern Oil & Gas, Inc.	1,229	48,767
Occidental Petroleum Corp.	9,044	587,770
ONEOK, Inc.	6,088	488,075
Par Pacific Holdings, Inc. (a)	1,710	63,373
PBF Energy, Inc. Class A	3,500	201,495
Phillips 66	13,770	2,249,192
Pioneer Natural Resources Co.	4,514	1,184,925
Range Resources Corp.	2,211	76,125
REX American Resources Corp. (a)	273	16,028
SM Energy Co.	3,823	190,577
Southwestern Energy Co. (a)	34,521	261,669
Talos Energy, Inc. (a)	4,149	57,796
Targa Resources Corp.	2,097	234,843
Valero Energy Corp.	6,577	1,122,628
Vital Energy, Inc. (a)	823	43,240
Williams Cos., Inc.	12,777	497,920
World Kinect Corp.	2,240	59,248
		25,565,653
PERSONAL CARE PRODUCTS — 0.1%
BellRing Brands, Inc. (a)	362	21,369
Coty, Inc. Class A (a)	4,926	58,915
Edgewell Personal Care Co.	540	20,866
elf Beauty, Inc. (a)	48	9,410
Estee Lauder Cos., Inc. Class A	916	141,201
Inter Parfums, Inc.	75	10,538
Kenvue, Inc.	7,866	168,804
Medifast, Inc.	231	8,852
Nu Skin Enterprises, Inc. Class A	827	11,437
USANA Health Sciences, Inc. (a)	224	10,864
		462,256
PAPER & FOREST PRODUCTS — 0.1%
Clearwater Paper Corp. (a)	464	20,291
Louisiana-Pacific Corp.	2,025	169,918
Mercer International, Inc.	1,715	17,064
Sylvamo Corp.	1,133	69,951
		277,224
PHARMACEUTICALS — 2.5%
Amphastar Pharmaceuticals, Inc. (a)	238	10,451
Bristol-Myers Squibb Co.	13,586	736,769
Catalent, Inc. (a)	976	55,095
Collegium Pharmaceutical, Inc. (a)	220	8,540
Corcept Therapeutics, Inc. (a)	464	11,688
Eli Lilly & Co.	1,698	1,320,976
Harmony Biosciences Holdings, Inc. (a)	263	8,832
Innoviva, Inc. (a)	2,213	33,726
Jazz Pharmaceuticals PLC (a)	424	51,058

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Johnson & Johnson	13,129	$2,076,876
Ligand Pharmaceuticals, Inc. (a)	187	13,670
Merck & Co., Inc.	13,483	1,779,082
Organon & Co.	4,808	90,390
Pacira BioSciences, Inc. (a)	222	6,487
Perrigo Co. PLC	1,803	58,039
Pfizer, Inc.	59,400	1,648,350
Phibro Animal Health Corp. Class A	658	8,508
Prestige Consumer Healthcare, Inc. (a)	464	33,668
Supernus Pharmaceuticals, Inc. (a)	458	15,622
Viatris, Inc.	37,935	452,944
Zoetis, Inc.	552	93,404
		8,514,175
PROFESSIONAL SERVICES — 0.5%
ASGN, Inc. (a)	471	49,342
Automatic Data Processing, Inc.	1,186	296,192
Broadridge Financial Solutions, Inc.	450	92,187
CACI International, Inc. Class A (a)	229	86,752
Concentrix Corp.	430	28,474
CSG Systems International, Inc.	229	11,803
Dayforce, Inc. (a)	407	26,947
Equifax, Inc.	323	86,409
ExlService Holdings, Inc. (a)	641	20,384
Exponent, Inc.	32	2,646
FTI Consulting, Inc. (a)	182	38,273
Genpact Ltd.	1,180	38,881
Heidrick & Struggles International, Inc.	229	7,708
Insperity, Inc.	226	24,772
Jacobs Solutions, Inc.	856	131,593
KBR, Inc.	728	46,344
Kelly Services, Inc. Class A	1,244	31,150
Korn Ferry	660	43,401
Leidos Holdings, Inc.	1,443	189,163
ManpowerGroup, Inc.	1,574	122,205
Maximus, Inc.	590	49,501
NV5 Global, Inc. (a)	123	12,055
Paychex, Inc.	1,321	162,219
Paycom Software, Inc.	70	13,931
Paylocity Holding Corp. (a)	54	9,280
Resources Connection, Inc.	467	6,146
Robert Half, Inc.	989	78,408
Science Applications International Corp.	566	73,801
TTEC Holdings, Inc.	717	7,435
Verisk Analytics, Inc.	315	74,255
Verra Mobility Corp. (a)	575	14,358
		1,876,015
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
Anywhere Real Estate, Inc. (a)	3,736	23,088
CBRE Group, Inc. Class A (a)	3,123	303,681
CoStar Group, Inc. (a)	1,108	107,033
Cushman & Wakefield PLC (a)	5,093	53,273
Jones Lang LaSalle, Inc. (a)	1,502	293,025
Security Description	Shares	Value
Kennedy-Wilson Holdings, Inc.	1,574	$13,505
Marcus & Millichap, Inc.	453	15,479
St. Joe Co.	236	13,681
		822,765
RESIDENTIAL REITs — 0.3%
Apartment Income REIT Corp.	1,536	49,874
AvalonBay Communities, Inc. REIT	1,347	249,949
Camden Property Trust REIT	720	70,848
Centerspace REIT	222	12,685
Elme Communities REIT	1,243	17,303
Equity Residential REIT	3,302	208,389
Essex Property Trust, Inc. REIT	593	145,172
Independence Realty Trust, Inc. REIT	1,508	24,324
Invitation Homes, Inc. REIT	3,717	132,362
Mid-America Apartment Communities, Inc. REIT	612	80,527
NexPoint Residential Trust, Inc. REIT	126	4,056
UDR, Inc. REIT	1,636	61,203
Veris Residential, Inc. REIT	1,241	18,876
		1,075,568
RETAIL REITs — 0.3%
Acadia Realty Trust REIT	1,301	22,130
Agree Realty Corp. REIT	582	33,244
Brixmor Property Group, Inc. REIT	2,757	64,652
Federal Realty Investment Trust REIT	441	45,035
Getty Realty Corp. REIT	660	18,051
Kimco Realty Corp. REIT	6,261	122,778
Kite Realty Group Trust REIT	1,146	24,845
Macerich Co. REIT	4,392	75,674
NNN REIT, Inc.	1,896	81,035
Realty Income Corp. REIT	5,557	300,634
Regency Centers Corp. REIT	1,720	104,163
Retail Opportunity Investments Corp. REIT	837	10,730
Saul Centers, Inc. REIT	406	15,627
Simon Property Group, Inc. REIT	1,255	196,395
SITE Centers Corp. REIT	2,029	29,725
Tanger, Inc. REIT	666	19,667
Urban Edge Properties REIT	1,248	21,553
Whitestone REIT	552	6,928
		1,192,866
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.7%
Advanced Micro Devices, Inc. (a)	4,712	850,469
Allegro MicroSystems, Inc. (a)	349	9,409
Alpha & Omega Semiconductor Ltd. (a)	717	15,803
Amkor Technology, Inc.	3,293	106,166
Analog Devices, Inc.	1,969	389,449
Applied Materials, Inc.	3,296	679,734
Axcelis Technologies, Inc. (a)	140	15,613
Broadcom, Inc.	1,784	2,364,531

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
CEVA, Inc. (a)	225	$5,110
Cirrus Logic, Inc. (a)	272	25,176
Cohu, Inc. (a)	179	5,966
Diodes, Inc. (a)	236	16,638
Enphase Energy, Inc. (a)	186	22,502
First Solar, Inc. (a)	313	52,834
FormFactor, Inc. (a)	445	20,305
Ichor Holdings Ltd. (a)	190	7,338
Intel Corp.	82,123	3,627,373
KLA Corp.	548	382,816
Kulicke & Soffa Industries, Inc.	532	26,765
Lam Research Corp.	532	516,875
Lattice Semiconductor Corp. (a)	250	19,557
MACOM Technology Solutions Holdings, Inc. (a)	251	24,006
MaxLinear, Inc. (a)	457	8,532
Microchip Technology, Inc.	2,135	191,531
Micron Technology, Inc.	11,592	1,366,581
MKS Instruments, Inc.	680	90,440
Monolithic Power Systems, Inc.	58	39,290
NVIDIA Corp.	2,951	2,666,406
NXP Semiconductors NV	1,335	330,773
ON Semiconductor Corp. (a)	1,723	126,727
Onto Innovation, Inc. (a)	257	46,538
Photronics, Inc. (a)	850	24,072
Power Integrations, Inc.	152	10,876
Qorvo, Inc. (a)	941	108,055
QUALCOMM, Inc.	6,060	1,025,958
Rambus, Inc. (a)	284	17,554
Semtech Corp. (a)	713	19,600
Silicon Laboratories, Inc. (a)	207	29,750
SiTime Corp. (a)	37	3,450
Skyworks Solutions, Inc.	1,047	113,411
SMART Global Holdings, Inc. (a)	960	25,267
SolarEdge Technologies, Inc. (a) (b)	70	4,969
Synaptics, Inc. (a)	276	26,927
Teradyne, Inc.	463	52,240
Texas Instruments, Inc.	3,675	640,222
Ultra Clean Holdings, Inc. (a)	532	24,440
Universal Display Corp.	73	12,297
Veeco Instruments, Inc. (a)	607	21,348
Wolfspeed, Inc. (a) (b)	219	6,460
		16,218,149
SOFTWARE — 3.3%
ACI Worldwide, Inc. (a)	793	26,336
Adeia, Inc.	3,299	36,025
Adobe, Inc. (a)	1,325	668,595
Agilysys, Inc. (a)	27	2,275
Alarm.com Holdings, Inc. (a)	185	13,407
ANSYS, Inc. (a)	227	78,805
Aspen Technology, Inc. (a)	192	40,950
Autodesk, Inc. (a)	581	151,304
Blackbaud, Inc. (a)	125	9,267
Cadence Design Systems, Inc. (a)	574	178,675
Cerence, Inc. (a)	417	6,568
CommVault Systems, Inc. (a)	226	22,923
Security Description	Shares	Value
DoubleVerify Holdings, Inc. (a)	395	$13,888
Dynatrace, Inc. (a)	583	27,075
Envestnet, Inc. (a)	228	13,203
Fair Isaac Corp. (a)	51	63,730
Fortinet, Inc. (a)	1,353	92,423
Gen Digital, Inc.	5,217	116,861
InterDigital, Inc. (b)	234	24,912
Intuit, Inc.	340	221,000
LiveRamp Holdings, Inc. (a)	457	15,766
Manhattan Associates, Inc. (a)	59	14,764
Microsoft Corp.	14,956	6,292,288
N-able, Inc. (a)	431	5,633
NCR Voyix Corp. (a)	2,608	32,939
Oracle Corp.	10,426	1,309,610
Progress Software Corp.	222	11,835
PTC, Inc. (a)	322	60,839
Qualys, Inc. (a)	156	26,032
Roper Technologies, Inc.	426	238,918
Salesforce, Inc.	3,862	1,163,157
ServiceNow, Inc. (a)	237	180,689
SPS Commerce, Inc. (a)	61	11,279
Synopsys, Inc. (a)	413	236,029
Teradata Corp. (a)	661	25,561
Tyler Technologies, Inc. (a)	128	54,401
Xperi, Inc. (a)	420	5,065
		11,493,027
SPECIALIZED REITs — 0.7%
American Tower Corp. REIT	1,342	265,166
Crown Castle, Inc. REIT	2,321	245,631
CubeSmart REIT	1,171	52,953
Digital Realty Trust, Inc. REIT	1,963	282,751
EPR Properties REIT	811	34,427
Equinix, Inc. REIT	252	207,983
Extra Space Storage, Inc. REIT	1,104	162,288
Four Corners Property Trust, Inc. REIT	810	19,821
Iron Mountain, Inc. REIT	2,001	160,500
Lamar Advertising Co. Class A REIT	587	70,094
National Storage Affiliates Trust REIT	789	30,897
Outfront Media, Inc. REIT	1,350	22,666
PotlatchDeltic Corp. REIT	1,062	49,935
Public Storage REIT	828	240,170
Rayonier, Inc. REIT	725	24,099
Safehold, Inc. REIT	441	9,085
SBA Communications Corp. REIT	125	27,087
Uniti Group, Inc. REIT	5,485	32,361
VICI Properties, Inc. REIT	6,804	202,691
Weyerhaeuser Co. REIT	9,849	353,678
		2,494,283
SPECIALTY RETAIL — 2.3%
Abercrombie & Fitch Co. Class A (a)	940	117,810
Academy Sports & Outdoors, Inc.	922	62,272
Advance Auto Parts, Inc.	795	67,647
American Eagle Outfitters, Inc.	3,737	96,377

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Asbury Automotive Group, Inc. (a)	642	$151,371
AutoNation, Inc. (a)	841	139,253
AutoZone, Inc. (a)	93	293,103
Bath & Body Works, Inc.	2,703	135,204
Best Buy Co., Inc.	6,150	504,485
Boot Barn Holdings, Inc. (a)	182	17,317
Buckle, Inc.	964	38,820
Caleres, Inc.	1,070	43,902
CarMax, Inc. (a)	3,120	271,783
Designer Brands, Inc. Class A	1,824	19,936
Dick's Sporting Goods, Inc.	1,130	254,092
Five Below, Inc. (a)	166	30,109
Foot Locker, Inc.	2,497	71,165
GameStop Corp. Class A (a)	776	9,716
Gap, Inc.	7,235	199,324
Group 1 Automotive, Inc.	445	130,042
Guess?, Inc. (b)	853	26,844
Haverty Furniture Cos., Inc.	232	7,916
Hibbett, Inc.	236	18,127
Home Depot, Inc.	5,300	2,033,080
Leslie's, Inc. (a)	786	5,109
Lithia Motors, Inc.	878	264,155
Lowe's Cos., Inc.	3,787	964,663
MarineMax, Inc. (a)	448	14,900
Monro, Inc.	226	7,128
Murphy USA, Inc.	382	160,134
National Vision Holdings, Inc. (a)	1,046	23,179
ODP Corp. (a)	1,059	56,180
O'Reilly Automotive, Inc. (a)	234	264,158
RH (a)	173	60,249
Ross Stores, Inc.	1,367	200,621
Sally Beauty Holdings, Inc. (a)	2,025	25,151
Shoe Carnival, Inc.	673	24,659
Signet Jewelers Ltd.	1,414	141,499
Sonic Automotive, Inc. Class A	535	30,463
TJX Cos., Inc.	4,570	463,489
Tractor Supply Co.	430	112,540
Ulta Beauty, Inc. (a)	201	105,099
Upbound Group, Inc.	1,443	50,808
Urban Outfitters, Inc. (a)	1,801	78,199
Valvoline, Inc. (a)	693	30,887
Victoria's Secret & Co. (a)	1,494	28,954
Williams-Sonoma, Inc.	912	289,587
		8,141,506
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.5%
Apple, Inc.	32,606	5,591,277
Corsair Gaming, Inc. (a)	736	9,082
Hewlett Packard Enterprise Co.	41,634	738,171
HP, Inc.	27,877	842,443
NetApp, Inc.	1,979	207,736
Seagate Technology Holdings PLC	2,614	243,233
Super Micro Computer, Inc. (a)	474	478,754
Western Digital Corp. (a)	6,319	431,208
Security Description	Shares	Value
Xerox Holdings Corp.	3,932	$70,383
		8,612,287
TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Capri Holdings Ltd. (a)	1,376	62,333
Carter's, Inc.	444	37,598
Columbia Sportswear Co.	408	33,121
Crocs, Inc. (a)	335	48,173
Deckers Outdoor Corp. (a)	105	98,832
G-III Apparel Group Ltd. (a)	1,303	37,800
Hanesbrands, Inc. (a) (b)	10,922	63,348
Kontoor Brands, Inc.	577	34,764
Movado Group, Inc.	578	16,144
NIKE, Inc. Class B	3,563	334,851
Oxford Industries, Inc.	138	15,511
PVH Corp.	1,199	168,591
Ralph Lauren Corp.	560	105,146
Skechers USA, Inc. Class A (a)	1,378	84,416
Steven Madden Ltd.	650	27,482
Tapestry, Inc.	2,169	102,984
Under Armour, Inc. Class A (a)	2,959	21,837
Under Armour, Inc. Class C (a)	2,958	21,120
VF Corp.	10,320	158,309
Wolverine World Wide, Inc.	713	7,993
		1,480,353
TOBACCO — 0.6%
Altria Group, Inc.	21,083	919,640
Philip Morris International, Inc.	10,409	953,673
Universal Corp.	853	44,117
Vector Group Ltd.	2,509	27,499
		1,944,929
TRADING COMPANIES & DISTRIBUTORS — 0.4%
Applied Industrial Technologies, Inc.	200	39,510
Boise Cascade Co.	1,258	192,940
DNOW, Inc. (a)	1,466	22,283
DXP Enterprises, Inc. (a)	451	24,232
Fastenal Co.	2,208	170,325
GATX Corp.	340	45,570
GMS, Inc. (a)	548	53,342
MSC Industrial Direct Co., Inc. Class A	668	64,823
United Rentals, Inc.	629	453,578
Watsco, Inc. (b)	227	98,057
WW Grainger, Inc.	179	182,097
		1,346,757
WATER UTILITIES — 0.1%
American States Water Co.	222	16,037
American Water Works Co., Inc.	769	93,980
California Water Service Group	376	17,476
Essential Utilities, Inc.	1,555	57,613
Middlesex Water Co.	56	2,940
SJW Group	184	10,413
		198,459

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 0.4%
Gogo, Inc. (a)	421	$3,696
Telephone & Data Systems, Inc.	3,556	56,967
T-Mobile U.S., Inc.	7,181	1,172,083
		1,232,746
TOTAL COMMON STOCKS (Cost $302,258,256)		346,186,408
WARRANTS — 0.0% (d)
ENERGY EQUIPMENT & SERVICES — 0.0% (d)
Nabors Industries Ltd. (expiring 06/11/26) (a) (Cost $0)	62	508
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (f) (g)	271,296	271,377
State Street Navigator Securities Lending Portfolio II (c) (h)	947,432	947,432
TOTAL SHORT-TERM INVESTMENTS (Cost $1,218,806)		1,218,809
TOTAL INVESTMENTS — 100.2% (Cost $303,477,062)		347,405,725
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(636,733)
NET ASSETS — 100.0%		$346,768,992

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2024.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2024, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2024.
(h)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$346,186,408	$—	$0(a)	$346,186,408
Warrants	508	—	—	508
Short-Term Investments	1,218,809	—	—	1,218,809
TOTAL INVESTMENTS	$347,405,725	$—	$0	$347,405,725
(a)	The Fund held a Level 3 security that was valued at $0 at March 31, 2024.

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Corp.	5,211	$381,341	$107,719	$55,170	$(12,544)	$39,636	5,962	$460,982	$—
State Street Institutional Liquid Reserves Fund, Premier Class	317,946	318,010	7,990,354	8,037,008	21	—	271,296	271,377	13,995
State Street Navigator Securities Lending Portfolio II	868,772	868,772	8,439,085	8,360,425	—	—	947,432	947,432	4,183
Total		$1,568,123	$16,537,158	$16,452,603	$(12,523)	$39,636		$1,679,791	$18,178
See accompanying notes to Schedule of Investments.

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 2.0%
BWX Technologies, Inc.	193,748	$19,882,420
Curtiss-Wright Corp.	52,578	13,456,813
Hexcel Corp.	87,387	6,366,143
Woodward, Inc.	127,653	19,673,880
		59,379,256
AIR FREIGHT & LOGISTICS — 0.3%
GXO Logistics, Inc. (a)	158,530	8,522,573
AUTO COMPONENTS — 0.9%
Autoliv, Inc.	93,767	11,292,360
Fox Factory Holding Corp. (a)	34,384	1,790,375
Gentex Corp.	317,183	11,456,650
Visteon Corp. (a)	26,660	3,135,482
		27,674,867
BANKS — 1.5%
Bank OZK	116,677	5,304,136
Commerce Bancshares, Inc.	103,610	5,512,052
Cullen/Frost Bankers, Inc.	57,016	6,418,291
East West Bancorp, Inc. (b)	161,732	12,794,619
First Financial Bankshares, Inc. (b)	109,591	3,595,681
Hancock Whitney Corp.	95,534	4,398,385
International Bancshares Corp.	48,977	2,749,569
Pinnacle Financial Partners, Inc. (b)	66,477	5,709,045
		46,481,778
BEVERAGES — 1.2%
Boston Beer Co., Inc. Class A (a)	9,222	2,807,361
Celsius Holdings, Inc. (a) (b)	313,976	26,034,890
Coca-Cola Consolidated, Inc.	9,892	8,372,688
		37,214,939
BIOTECHNOLOGY — 2.8%
Arrowhead Pharmaceuticals, Inc. (a)	261,971	7,492,371
Cytokinetics, Inc. (a)	93,335	6,543,717
Exelixis, Inc. (a)	641,866	15,231,480
Halozyme Therapeutics, Inc. (a)	280,712	11,419,364
Neurocrine Biosciences, Inc. (a)	210,790	29,072,157
Roivant Sciences Ltd. (a)	443,100	4,670,274
United Therapeutics Corp. (a)	44,917	10,318,333
		84,747,696
BROADLINE RETAIL — 0.3%
Ollie's Bargain Outlet Holdings, Inc. (a)	130,355	10,372,347
BUILDING PRODUCTS — 6.5%
Advanced Drainage Systems, Inc.	144,673	24,918,478
Carlisle Cos., Inc.	102,895	40,319,406
Fortune Brands Innovations, Inc.	106,738	9,037,506
Lennox International, Inc. (b)	67,817	33,146,237
Owens Corning	188,245	31,399,266
Security Description	Shares	Value
Simpson Manufacturing Co., Inc.	90,332	$18,534,320
Trex Co., Inc. (a) (b)	229,930	22,935,517
UFP Industries, Inc.	130,846	16,095,366
		196,386,096
CAPITAL MARKETS — 2.4%
Carlyle Group, Inc. (b)	219,911	10,316,025
Evercore, Inc. Class A	50,814	9,786,268
Houlihan Lokey, Inc.	110,326	14,142,690
Interactive Brokers Group, Inc. Class A	133,702	14,935,850
Morningstar, Inc.	55,099	16,990,879
SEI Investments Co.	105,458	7,582,430
		73,754,142
CHEMICALS — 2.5%
Arcadium Lithium PLC (a) (b)	1,329,267	5,729,141
Axalta Coating Systems Ltd. (a)	465,911	16,022,679
Cabot Corp.	78,551	7,242,402
NewMarket Corp.	14,691	9,323,202
Olin Corp.	104,185	6,126,078
RPM International, Inc.	147,364	17,528,948
Scotts Miracle-Gro Co. (b)	33,988	2,535,165
Westlake Corp.	67,791	10,358,465
		74,866,080
COMMERCIAL SERVICES & SUPPLIES — 2.2%
Brink's Co.	95,816	8,851,482
Clean Harbors, Inc. (a)	106,484	21,436,294
MSA Safety, Inc.	78,234	15,145,320
Tetra Tech, Inc.	113,210	20,911,019
		66,344,115
COMMUNICATIONS EQUIPMENT — 0.2%
Ciena Corp. (a)	125,649	6,213,343
CONSTRUCTION & ENGINEERING — 2.4%
AECOM	132,930	13,037,774
Comfort Systems USA, Inc.	75,436	23,966,772
EMCOR Group, Inc.	99,594	34,877,819
		71,882,365
CONSTRUCTION MATERIALS — 0.9%
Eagle Materials, Inc.	72,933	19,819,543
Knife River Corp. (a)	84,901	6,883,773
		26,703,316
CONSUMER FINANCE — 0.5%
FirstCash Holdings, Inc.	78,242	9,978,985
SLM Corp.	187,993	4,096,367
		14,075,352
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.0%
Casey's General Stores, Inc.	78,587	25,026,030
Sprouts Farmers Market, Inc. (a)	88,807	5,726,275
		30,752,305
CONTAINERS & PACKAGING — 0.7%
AptarGroup, Inc.	82,420	11,859,414

See accompanying notes to Schedule of Investments.

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Crown Holdings, Inc.	119,070	$9,437,488
		21,296,902
DIVERSIFIED CONSUMER SERVICES — 1.2%
Grand Canyon Education, Inc. (a)	62,541	8,518,710
H&R Block, Inc. (b)	295,297	14,502,036
Service Corp. International	160,079	11,879,462
		34,900,208
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.1%
Iridium Communications, Inc.	132,114	3,456,102
ELECTRIC UTILITIES — 0.1%
IDACORP, Inc. (b)	42,150	3,915,313
ELECTRICAL EQUIPMENT — 1.3%
Acuity Brands, Inc.	33,114	8,898,725
EnerSys	37,025	3,497,381
nVent Electric PLC	351,384	26,494,354
		38,890,460
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.3%
Cognex Corp.	160,137	6,793,012
IPG Photonics Corp. (a)	28,389	2,574,599
Littelfuse, Inc.	36,861	8,933,263
Novanta, Inc. (a) (b)	43,961	7,683,064
Vontier Corp.	326,648	14,816,753
		40,800,691
ENERGY EQUIPMENT & SERVICES — 1.2%
ChampionX Corp. (b)	270,885	9,722,063
Valaris Ltd. (a) (b)	132,589	9,978,648
Weatherford International PLC (a)	153,136	17,674,957
		37,375,668
ENTERTAINMENT — 0.2%
TKO Group Holdings, Inc.	54,933	4,746,761
FINANCIAL SERVICES — 1.7%
Equitable Holdings, Inc.	352,014	13,380,052
Euronet Worldwide, Inc. (a)	50,005	5,497,050
MGIC Investment Corp.	220,862	4,938,474
Voya Financial, Inc.	87,114	6,439,467
WEX, Inc. (a) (b)	90,504	21,497,415
		51,752,458
FOOD PRODUCTS — 0.3%
Ingredion, Inc.	50,032	5,846,239
Lancaster Colony Corp.	20,809	4,320,573
		10,166,812
GROUND TRANSPORTATION — 2.0%
Avis Budget Group, Inc. (b)	39,372	4,821,495
Landstar System, Inc.	51,978	10,019,280
Saia, Inc. (a) (b)	56,199	32,876,415
XPO, Inc. (a)	115,474	14,091,292
		61,808,482
Security Description	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 2.3%
Haemonetics Corp. (a)	64,432	$5,499,271
Lantheus Holdings, Inc. (a)	145,700	9,068,368
LivaNova PLC (a)	42,524	2,378,793
Masimo Corp. (a) (b)	58,512	8,592,487
Penumbra, Inc. (a)	81,768	18,248,982
Shockwave Medical, Inc. (a)	78,175	25,456,125
		69,244,026
HEALTH CARE PROVIDERS & SERVICES — 2.0%
Acadia Healthcare Co., Inc. (a)	195,196	15,463,427
Amedisys, Inc. (a)	29,219	2,692,823
Chemed Corp.	19,142	12,287,824
Encompass Health Corp.	95,349	7,873,921
HealthEquity, Inc. (a)	92,571	7,556,571
Option Care Health, Inc. (a)	206,002	6,909,307
Progyny, Inc. (a) (b)	176,296	6,725,692
		59,509,565
HEALTH CARE REITs — 0.2%
Omega Healthcare Investors, Inc. REIT	212,648	6,734,562
HEALTH CARE TECHNOLOGY — 0.1%
Doximity, Inc. Class A (a) (b)	130,324	3,507,019
HOTEL & RESORT REITs — 0.3%
Park Hotels & Resorts, Inc. REIT	444,109	7,767,466
HOTELS, RESTAURANTS & LEISURE — 5.1%
Boyd Gaming Corp.	146,958	9,893,213
Choice Hotels International, Inc.	25,791	3,258,693
Churchill Downs, Inc.	143,689	17,781,514
Hilton Grand Vacations, Inc. (a) (b)	94,201	4,447,229
Hyatt Hotels Corp. Class A	93,574	14,936,282
Light & Wonder, Inc. (a) (b)	190,671	19,465,602
Planet Fitness, Inc. Class A (a)	181,602	11,373,733
Texas Roadhouse, Inc.	141,432	21,847,001
Travel & Leisure Co.	108,141	5,294,583
Vail Resorts, Inc. (b)	53,012	11,812,664
Wendy's Co.	192,418	3,625,155
Wingstop, Inc.	62,336	22,839,911
Wyndham Hotels & Resorts, Inc.	115,849	8,891,411
		155,466,991
HOUSEHOLD DURABLES — 2.8%
KB Home	78,329	5,551,960
Tempur Sealy International, Inc.	364,784	20,727,027
Toll Brothers, Inc.	220,901	28,577,962
TopBuild Corp. (a)	66,896	29,483,074
		84,340,023
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 1.6%
Vistra Corp.	711,997	49,590,591
INDUSTRIAL REITs — 1.1%
EastGroup Properties, Inc. REIT	62,537	11,242,277
First Industrial Realty Trust, Inc. REIT	134,289	7,055,544

See accompanying notes to Schedule of Investments.

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Rexford Industrial Realty, Inc. REIT (b)	174,918	$8,798,375
STAG Industrial, Inc. REIT	192,015	7,381,057
		34,477,253
INSURANCE — 2.8%
Erie Indemnity Co. Class A	30,667	12,314,947
Kinsale Capital Group, Inc.	46,658	24,483,319
Primerica, Inc.	74,152	18,757,490
RenaissanceRe Holdings Ltd.	61,319	14,411,805
RLI Corp.	55,266	8,205,343
Selective Insurance Group, Inc.	70,519	7,698,559
		85,871,463
INTERACTIVE MEDIA & SERVICES — 0.1%
ZoomInfo Technologies, Inc. (a)	208,477	3,341,886
IT SERVICES — 1.2%
GoDaddy, Inc. Class A (a)	298,276	35,399,396
LEISURE EQUIPMENT & PRODUCTS — 0.6%
Brunswick Corp.	88,814	8,572,327
Mattel, Inc. (a)	328,533	6,508,239
YETI Holdings, Inc. (a) (b)	118,555	4,570,295
		19,650,861
LIFE SCIENCES TOOLS & SERVICES — 2.0%
Azenta, Inc. (a) (b)	76,152	4,590,443
Bruker Corp.	118,251	11,108,499
Medpace Holdings, Inc. (a)	49,351	19,945,207
Repligen Corp. (a)	109,968	20,225,314
Sotera Health Co. (a) (b)	265,243	3,185,568
		59,055,031
MACHINERY — 6.7%
Chart Industries, Inc. (a) (b)	88,911	14,645,420
Crane Co.	103,810	14,027,845
Donaldson Co., Inc.	145,478	10,864,297
Esab Corp.	119,945	13,262,319
Flowserve Corp.	124,741	5,698,169
Graco, Inc.	357,512	33,413,071
ITT, Inc.	173,888	23,653,985
Lincoln Electric Holdings, Inc.	121,161	30,949,366
Middleby Corp. (a)	56,890	9,147,343
RBC Bearings, Inc. (a) (b)	61,414	16,603,275
Terex Corp.	79,979	5,150,648
Timken Co.	53,973	4,718,859
Toro Co.	106,484	9,757,129
Watts Water Technologies, Inc. Class A	57,878	12,301,969
		204,193,695
MARINE — 0.2%
Kirby Corp. (a)	52,944	5,046,622
MEDIA — 0.5%
New York Times Co. Class A	346,417	14,972,143
METALS & MINING — 1.7%
MP Materials Corp. (a) (b)	122,855	1,756,827
Reliance, Inc.	121,709	40,672,714
Security Description	Shares	Value
Royal Gold, Inc.	72,261	$8,802,112
		51,231,653
OFFICE REITs — 0.1%
COPT Defense Properties REIT	93,308	2,255,254
OIL, GAS & CONSUMABLE FUELS — 5.2%
Antero Midstream Corp.	417,469	5,869,614
Chord Energy Corp.	87,418	15,581,384
Civitas Resources, Inc.	181,653	13,789,279
CNX Resources Corp. (a)	320,961	7,613,195
DT Midstream, Inc.	129,217	7,895,159
Equitrans Midstream Corp.	378,922	4,732,736
Matador Resources Co.	234,496	15,657,298
Murphy Oil Corp.	131,892	6,027,464
Ovintiv, Inc.	535,136	27,773,558
Permian Resources Corp.	974,424	17,208,328
Range Resources Corp.	510,843	17,588,325
Southwestern Energy Co. (a)	2,331,616	17,673,649
		157,409,989
PAPER & FOREST PRODUCTS — 0.2%
Louisiana-Pacific Corp.	88,249	7,404,974
PERSONAL CARE PRODUCTS — 1.4%
BellRing Brands, Inc. (a)	147,512	8,707,633
Coty, Inc. Class A (a) (b)	798,804	9,553,696
elf Beauty, Inc. (a) (b)	117,530	23,039,406
		41,300,735
PHARMACEUTICALS — 0.2%
Jazz Pharmaceuticals PLC (a)	55,922	6,734,127
PROFESSIONAL SERVICES — 2.5%
CACI International, Inc. Class A (a)	17,506	6,631,798
ExlService Holdings, Inc. (a)	198,708	6,318,915
Exponent, Inc.	55,051	4,552,167
FTI Consulting, Inc. (a)	73,770	15,513,093
Insperity, Inc.	37,743	4,137,010
KBR, Inc.	131,360	8,362,378
Maximus, Inc.	94,239	7,906,652
Paylocity Holding Corp. (a) (b)	91,834	15,782,591
Science Applications International Corp.	38,503	5,020,406
		74,225,010
RESIDENTIAL REITs — 1.0%
American Homes 4 Rent Class A REIT	403,960	14,857,649
Equity LifeStyle Properties, Inc. REIT	252,568	16,265,379
		31,123,028
RETAIL REITs — 0.4%
Brixmor Property Group, Inc. REIT	279,626	6,557,230
NNN REIT, Inc.	142,719	6,099,810
		12,657,040

See accompanying notes to Schedule of Investments.

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.8%
Allegro MicroSystems, Inc. (a) (b)	53,326	$1,437,669
Cirrus Logic, Inc. (a)	65,523	6,064,809
Lattice Semiconductor Corp. (a) (b)	292,332	22,869,132
MACOM Technology Solutions Holdings, Inc. (a) (b)	72,990	6,980,764
MKS Instruments, Inc.	65,521	8,714,293
Onto Innovation, Inc. (a)	103,942	18,821,817
Power Integrations, Inc. (b)	60,637	4,338,577
Rambus, Inc. (a)	227,611	14,068,636
Silicon Laboratories, Inc. (a) (b)	67,761	9,738,611
Synaptics, Inc. (a)	34,415	3,357,527
Universal Display Corp.	92,188	15,529,069
Wolfspeed, Inc. (a) (b)	126,108	3,720,186
		115,641,090
SOFTWARE — 4.1%
Appfolio, Inc. Class A (a)	43,300	10,683,842
Aspen Technology, Inc. (a)	29,547	6,301,784
Blackbaud, Inc. (a)	55,534	4,117,291
CommVault Systems, Inc. (a)	55,317	5,610,803
Dolby Laboratories, Inc. Class A	71,654	6,002,456
Dropbox, Inc. Class A (a)	542,283	13,177,477
Dynatrace, Inc. (a)	507,710	23,578,052
Manhattan Associates, Inc. (a)	130,358	32,619,482
Qualys, Inc. (a)	78,134	13,038,221
Teradata Corp. (a)	206,807	7,997,227
		123,126,635
SPECIALIZED REITs — 1.6%
CubeSmart REIT	262,790	11,883,364
EPR Properties REIT	99,629	4,229,251
Gaming & Leisure Properties, Inc. REIT	244,004	11,241,264
Lamar Advertising Co. Class A REIT	107,556	12,843,262
National Storage Affiliates Trust REIT (b)	80,732	3,161,465
Rayonier, Inc. REIT	110,575	3,675,513
		47,034,119
SPECIALTY RETAIL — 5.3%
Burlington Stores, Inc. (a)	81,247	18,864,741
Dick's Sporting Goods, Inc. (b)	65,216	14,664,470
Five Below, Inc. (a) (b)	116,861	21,196,248
Floor & Decor Holdings, Inc. Class A (a) (b)	225,705	29,255,882
Murphy USA, Inc. (b)	40,269	16,880,765
RH (a) (b)	14,658	5,104,795
Valvoline, Inc. (a)	275,491	12,278,634
Williams-Sonoma, Inc. (b)	135,836	43,132,005
		161,377,540
Security Description	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.1%
Pure Storage, Inc. Class A (a)	629,045	$32,704,050
TEXTILES, APPAREL & LUXURY GOODS — 1.5%
Capri Holdings Ltd. (a)	119,362	5,407,098
Columbia Sportswear Co. (b)	35,344	2,869,226
Crocs, Inc. (a)	128,231	18,439,618
Skechers USA, Inc. Class A (a)	282,843	17,326,962
		44,042,904
TRADING COMPANIES & DISTRIBUTORS — 2.2%
Applied Industrial Technologies, Inc.	81,819	16,163,344
Core & Main, Inc. Class A (a) (b)	206,584	11,826,934
GATX Corp.	27,975	3,749,489
MSC Industrial Direct Co., Inc. Class A (b)	52,597	5,104,013
Watsco, Inc. (b)	66,254	28,619,740
		65,463,520
WATER UTILITIES — 0.3%
Essential Utilities, Inc.	255,372	9,461,533
TOTAL COMMON STOCKS (Cost $2,529,572,401)		3,025,842,221
SHORT-TERM INVESTMENTS — 6.1%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (c) (d)	1,752,282	1,752,808
State Street Navigator Securities Lending Portfolio II (e) (f)	183,976,127	183,976,127
TOTAL SHORT-TERM INVESTMENTS (Cost $185,728,935)		185,728,935
TOTAL INVESTMENTS — 106.0% (Cost $2,715,301,336)		3,211,571,156
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.0)%		(182,872,783)
NET ASSETS — 100.0%		$3,028,698,373
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,025,842,221	$—	$—	$3,025,842,221
Short-Term Investments	185,728,935	—	—	185,728,935
TOTAL INVESTMENTS	$3,211,571,156	$—	$—	$3,211,571,156

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,235,101	$2,235,548	$47,816,559	$48,299,363	$65	$(1)	1,752,282	$1,752,808	$56,900
State Street Navigator Securities Lending Portfolio II	123,785,640	123,785,640	859,160,839	798,970,352	—	—	183,976,127	183,976,127	174,173
Total		$126,021,188	$906,977,398	$847,269,715	$65	$(1)		$185,728,935	$231,073
See accompanying notes to Schedule of Investments.

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 0.5%
Curtiss-Wright Corp.	26,609	$6,810,307
Hexcel Corp.	84,968	6,189,919
		13,000,226
AIR FREIGHT & LOGISTICS — 0.2%
GXO Logistics, Inc. (a)	87,295	4,692,979
AUTO COMPONENTS — 1.9%
Adient PLC (a)	180,198	5,932,118
Autoliv, Inc.	58,513	7,046,721
Fox Factory Holding Corp. (a)	52,188	2,717,429
Gentex Corp.	166,713	6,021,673
Goodyear Tire & Rubber Co. (a)	563,709	7,739,725
Lear Corp.	113,424	16,432,869
Visteon Corp. (a)	30,395	3,574,756
		49,465,291
AUTOMOBILES — 0.9%
Harley-Davidson, Inc.	251,973	11,021,299
Thor Industries, Inc. (b)	106,443	12,490,022
		23,511,321
BANKS — 9.4%
Associated Banc-Corp. (b)	295,745	6,361,475
Bank OZK	100,197	4,554,956
Cadence Bank	365,186	10,590,394
Columbia Banking System, Inc.	416,987	8,068,698
Commerce Bancshares, Inc.	139,000	7,394,800
Cullen/Frost Bankers, Inc.	73,649	8,290,668
East West Bancorp, Inc.	128,908	10,197,912
First Financial Bankshares, Inc. (b)	152,852	5,015,074
First Horizon Corp.	1,110,899	17,107,845
FNB Corp.	717,581	10,117,892
Glacier Bancorp, Inc.	221,803	8,934,225
Hancock Whitney Corp.	81,998	3,775,188
Home BancShares, Inc.	372,594	9,154,635
International Bancshares Corp.	60,319	3,386,309
New York Community Bancorp, Inc. (b)	1,425,161	4,589,018
Old National Bancorp	585,145	10,187,374
Pinnacle Financial Partners, Inc.	89,228	7,662,901
Prosperity Bancshares, Inc.	186,332	12,256,919
SouthState Corp.	151,104	12,848,373
Synovus Financial Corp.	290,719	11,646,203
Texas Capital Bancshares, Inc. (a)	93,229	5,738,245
UMB Financial Corp.	86,793	7,550,123
United Bankshares, Inc.	267,636	9,578,692
Valley National Bancorp	855,370	6,808,745
Webster Financial Corp.	341,827	17,354,557
Wintrust Financial Corp.	121,744	12,708,856
Zions Bancorp NA	294,496	12,781,126
		244,661,203
Security Description	Shares	Value
BEVERAGES — 0.1%
Boston Beer Co., Inc. Class A (a)	10,136	$3,085,601
BIOTECHNOLOGY — 0.9%
Cytokinetics, Inc. (a)	107,171	7,513,759
Roivant Sciences Ltd. (a)	254,300	2,680,322
United Therapeutics Corp. (a)	51,549	11,841,836
		22,035,917
BROADLINE RETAIL — 0.6%
Macy's, Inc.	546,982	10,934,170
Nordstrom, Inc. (b)	192,504	3,902,056
		14,836,226
BUILDING PRODUCTS — 0.5%
Fortune Brands Innovations, Inc.	150,406	12,734,876
CAPITAL MARKETS — 3.4%
Affiliated Managers Group, Inc.	67,407	11,288,650
Carlyle Group, Inc.	223,754	10,496,300
Evercore, Inc. Class A	21,214	4,085,604
Federated Hermes, Inc.	161,299	5,826,120
Interactive Brokers Group, Inc. Class A	87,408	9,764,348
Janus Henderson Group PLC	263,499	8,666,482
Jefferies Financial Group, Inc.	337,128	14,867,345
SEI Investments Co.	98,515	7,083,229
Stifel Financial Corp.	202,678	15,843,339
		87,921,417
CHEMICALS — 2.3%
Arcadium Lithium PLC (a) (b)	792,883	3,417,326
Ashland, Inc.	99,562	9,694,352
Avient Corp.	181,193	7,863,776
Cabot Corp.	36,119	3,330,172
Chemours Co. (b)	296,968	7,798,380
Olin Corp.	141,029	8,292,505
RPM International, Inc.	118,261	14,067,146
Scotts Miracle-Gro Co. (b)	51,987	3,877,710
		58,341,367
COMMERCIAL SERVICES & SUPPLIES — 0.4%
Stericycle, Inc. (a)	183,928	9,702,202
COMMUNICATIONS EQUIPMENT — 0.6%
Ciena Corp. (a)	170,122	8,412,533
Lumentum Holdings, Inc. (a)	133,991	6,344,474
		14,757,007
CONSTRUCTION & ENGINEERING — 2.3%
AECOM	145,999	14,319,582
Fluor Corp. (a)	338,657	14,318,418
MasTec, Inc. (a)	120,408	11,228,046
MDU Resources Group, Inc.	404,839	10,201,943
Valmont Industries, Inc.	41,767	9,534,571
		59,602,560
CONSTRUCTION MATERIALS — 0.1%
Knife River Corp. (a)	32,548	2,638,992

See accompanying notes to Schedule of Investments.

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
CONSUMER FINANCE — 1.1%
Ally Financial, Inc.	539,271	$21,889,010
SLM Corp.	260,948	5,686,057
		27,575,067
CONSUMER STAPLES DISTRIBUTION & RETAIL — 3.1%
BJ's Wholesale Club Holdings, Inc. (a)	265,002	20,047,401
Grocery Outlet Holding Corp. (a)	197,038	5,670,754
Performance Food Group Co. (a)	309,013	23,064,730
Sprouts Farmers Market, Inc. (a)	118,447	7,637,463
U.S. Foods Holding Corp. (a)	449,257	24,246,400
		80,666,748
CONTAINERS & PACKAGING — 2.8%
AptarGroup, Inc.	53,679	7,723,871
Berry Global Group, Inc.	230,443	13,937,193
Crown Holdings, Inc.	126,178	10,000,868
Graphic Packaging Holding Co. (b)	608,163	17,746,196
Greif, Inc. Class A	50,541	3,489,856
Silgan Holdings, Inc.	160,924	7,814,470
Sonoco Products Co.	195,636	11,315,586
		72,028,040
DIVERSIFIED CONSUMER SERVICES — 0.6%
Graham Holdings Co. Class B	7,070	5,427,498
Service Corp. International	143,948	10,682,381
		16,109,879
DIVERSIFIED REITs — 0.9%
WP Carey, Inc. REIT	434,371	24,515,899
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
Frontier Communications Parent, Inc. (a) (b)	442,043	10,830,053
Iridium Communications, Inc.	122,904	3,215,169
		14,045,222
ELECTRIC UTILITIES — 1.6%
ALLETE, Inc.	113,553	6,772,301
IDACORP, Inc. (b)	61,563	5,718,587
OGE Energy Corp.	398,216	13,658,809
PNM Resources, Inc.	169,498	6,379,905
Portland General Electric Co.	201,091	8,445,822
		40,975,424
ELECTRICAL EQUIPMENT — 1.8%
Acuity Brands, Inc.	29,722	7,987,193
EnerSys	45,607	4,308,037
Regal Rexnord Corp.	131,704	23,719,891
Sensata Technologies Holding PLC	300,876	11,054,184
		47,069,305
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.5%
Arrow Electronics, Inc. (a)	107,031	13,856,233
Avnet, Inc.	179,655	8,907,295
Belden, Inc.	82,958	7,682,741
Security Description	Shares	Value
Cognex Corp.	191,628	$8,128,860
Coherent Corp. (a)	262,587	15,918,024
Crane NXT Co. (b)	95,792	5,929,525
IPG Photonics Corp. (a)	32,333	2,932,280
Littelfuse, Inc.	14,852	3,599,382
Novanta, Inc. (a) (b)	29,864	5,219,331
TD SYNNEX Corp.	113,391	12,824,522
Vishay Intertechnology, Inc. (b)	250,496	5,681,249
		90,679,442
ENERGY EQUIPMENT & SERVICES — 0.8%
ChampionX Corp.	124,306	4,461,342
NOV, Inc.	783,184	15,287,752
		19,749,094
ENTERTAINMENT — 0.2%
TKO Group Holdings, Inc.	67,876	5,865,165
FINANCIAL SERVICES — 2.1%
Equitable Holdings, Inc.	293,184	11,143,924
Essent Group Ltd.	211,883	12,609,157
Euronet Worldwide, Inc. (a)	40,055	4,403,246
MGIC Investment Corp.	335,938	7,511,574
Voya Financial, Inc.	122,871	9,082,624
Western Union Co.	696,861	9,742,117
		54,492,642
FOOD PRODUCTS — 2.0%
Darling Ingredients, Inc. (a)	317,171	14,751,623
Flowers Foods, Inc.	381,998	9,072,453
Ingredion, Inc.	83,000	9,698,550
Lancaster Colony Corp.	21,037	4,367,912
Pilgrim's Pride Corp. (a)	79,878	2,741,413
Post Holdings, Inc. (a)	100,131	10,641,923
		51,273,874
GAS UTILITIES — 2.0%
National Fuel Gas Co.	183,674	9,866,967
New Jersey Resources Corp.	195,289	8,379,851
ONE Gas, Inc.	111,115	7,170,251
Southwest Gas Holdings, Inc.	119,399	9,089,846
Spire, Inc.	109,359	6,711,362
UGI Corp.	418,744	10,275,978
		51,494,255
GROUND TRANSPORTATION — 2.1%
Hertz Global Holdings, Inc. (a) (b)	262,563	2,055,868
Knight-Swift Transportation Holdings, Inc.	320,702	17,645,024
Landstar System, Inc.	22,854	4,405,337
Ryder System, Inc.	88,602	10,649,074
Werner Enterprises, Inc.	125,741	4,918,988
XPO, Inc. (a)	122,316	14,926,222
		54,600,513
HEALTH CARE EQUIPMENT & SUPPLIES — 2.1%
Enovis Corp. (a)	98,093	6,125,908
Envista Holdings Corp. (a)	341,010	7,290,794

See accompanying notes to Schedule of Investments.

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Globus Medical, Inc. Class A (a)	230,323	$12,354,526
Haemonetics Corp. (a)	40,217	3,432,521
Integra LifeSciences Holdings Corp. (a)	134,957	4,784,225
LivaNova PLC (a)	67,337	3,766,832
Masimo Corp. (a)	33,375	4,901,119
Neogen Corp. (a) (b)	389,106	6,140,092
QuidelOrtho Corp. (a) (b)	97,522	4,675,205
		53,471,222
HEALTH CARE PROVIDERS & SERVICES — 2.3%
Amedisys, Inc. (a)	37,490	3,455,078
Chemed Corp.	11,990	7,696,741
Encompass Health Corp.	109,811	9,068,192
HealthEquity, Inc. (a)	83,089	6,782,555
Option Care Health, Inc. (a)	158,121	5,303,378
R1 RCM, Inc. (a)	390,796	5,033,453
Tenet Healthcare Corp. (a)	201,770	21,208,045
		58,547,442
HEALTH CARE REITs — 1.0%
Healthcare Realty Trust, Inc. REIT	760,250	10,757,537
Omega Healthcare Investors, Inc. REIT	287,755	9,113,201
Sabra Health Care REIT, Inc.	456,705	6,745,533
		26,616,271
HEALTH CARE TECHNOLOGY — 0.1%
Doximity, Inc. Class A (a)	120,226	3,235,282
HOTELS, RESTAURANTS & LEISURE — 1.9%
Aramark	521,453	16,957,652
Choice Hotels International, Inc.	25,262	3,191,854
Hilton Grand Vacations, Inc. (a)	53,693	2,534,847
Marriott Vacations Worldwide Corp. (b)	65,651	7,072,582
Penn Entertainment, Inc. (a) (b)	294,100	5,355,561
Travel & Leisure Co.	43,219	2,116,002
Vail Resorts, Inc. (b)	25,745	5,736,758
Wendy's Co.	152,553	2,874,098
Wyndham Hotels & Resorts, Inc.	56,161	4,310,357
		50,149,711
HOUSEHOLD DURABLES — 1.6%
Helen of Troy Ltd. (a) (b)	46,862	5,400,377
KB Home	72,487	5,137,879
Leggett & Platt, Inc.	264,577	5,066,649
Taylor Morrison Home Corp. (a)	213,587	13,278,704
Whirlpool Corp. (b)	109,383	13,085,488
		41,969,097
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.3%
Ormat Technologies, Inc.	107,552	7,118,867
INDUSTRIAL REITs — 1.3%
EastGroup Properties, Inc. REIT	36,118	6,492,933
First Industrial Realty Trust, Inc. REIT	135,913	7,140,869
Security Description	Shares	Value
Rexford Industrial Realty, Inc. REIT (b)	255,567	$12,855,020
STAG Industrial, Inc. REIT	179,397	6,896,021
		33,384,843
INSURANCE — 6.8%
American Financial Group, Inc.	129,700	17,701,456
Brighthouse Financial, Inc. (a)	126,797	6,535,117
CNO Financial Group, Inc.	216,027	5,936,422
Erie Indemnity Co. Class A	20,861	8,377,152
Fidelity National Financial, Inc.	513,490	27,266,319
First American Financial Corp.	206,086	12,581,550
Hanover Insurance Group, Inc.	71,134	9,686,317
Kemper Corp.	120,230	7,444,642
Old Republic International Corp.	518,253	15,920,732
Reinsurance Group of America, Inc.	130,906	25,249,149
RenaissanceRe Holdings Ltd.	47,330	11,123,970
RLI Corp.	27,871	4,138,007
Selective Insurance Group, Inc.	54,180	5,914,831
Unum Group	361,218	19,382,958
		177,258,622
INTERACTIVE MEDIA & SERVICES — 0.5%
Ziff Davis, Inc. (a)	90,784	5,723,024
ZoomInfo Technologies, Inc. (a)	391,970	6,283,279
		12,006,303
IT SERVICES — 0.4%
Kyndryl Holdings, Inc. (a)	459,898	10,007,381
LEISURE EQUIPMENT & PRODUCTS — 1.0%
Brunswick Corp.	53,248	5,139,497
Mattel, Inc. (a)	393,285	7,790,976
Polaris, Inc.	105,521	10,564,762
YETI Holdings, Inc. (a) (b)	62,042	2,391,719
		25,886,954
LIFE SCIENCES TOOLS & SERVICES — 0.4%
Azenta, Inc. (a) (b)	39,365	2,372,922
Bruker Corp.	73,584	6,912,481
		9,285,403
MACHINERY — 2.9%
AGCO Corp.	123,550	15,199,121
Donaldson Co., Inc.	102,139	7,627,740
Flowserve Corp.	142,522	6,510,405
Middleby Corp. (a)	53,296	8,569,464
Oshkosh Corp.	130,016	16,214,295
Terex Corp.	58,800	3,786,720
Timken Co.	78,709	6,881,528
Toro Co.	108,274	9,921,147
		74,710,420
MARINE — 0.2%
Kirby Corp. (a)	67,729	6,455,928
MEDIA — 0.8%
Cable One, Inc. (b)	9,143	3,868,678
Nexstar Media Group, Inc. (b)	64,402	11,095,820

See accompanying notes to Schedule of Investments.

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
TEGNA, Inc. (b)	388,932	$5,810,644
		20,775,142
METALS & MINING — 3.0%
Alcoa Corp.	356,549	12,047,791
Cleveland-Cliffs, Inc. (a)	989,930	22,511,008
Commercial Metals Co.	231,423	13,600,730
MP Materials Corp. (a) (b)	171,389	2,450,863
Royal Gold, Inc.	62,328	7,592,173
U.S. Steel Corp.	445,785	18,179,112
		76,381,677
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 1.2%
Annaly Capital Management, Inc. REIT	993,618	19,564,338
Starwood Property Trust, Inc. REIT (b)	591,612	12,027,472
		31,591,810
MULTI-UTILITIES — 0.5%
Black Hills Corp.	135,151	7,379,245
Northwestern Energy Group, Inc.	121,572	6,191,662
		13,570,907
OFFICE REITs — 1.1%
COPT Defense Properties REIT	136,255	3,293,283
Cousins Properties, Inc. REIT	301,770	7,254,551
Kilroy Realty Corp. REIT	214,027	7,797,004
Vornado Realty Trust REIT	319,886	9,203,120
		27,547,958
OIL, GAS & CONSUMABLE FUELS — 3.4%
Antero Midstream Corp.	283,835	3,990,720
Antero Resources Corp. (a)	561,654	16,287,966
Chesapeake Energy Corp. (b)	220,915	19,623,879
DT Midstream, Inc.	71,131	4,346,104
Equitrans Midstream Corp.	507,214	6,335,103
HF Sinclair Corp.	309,953	18,711,863
Murphy Oil Corp.	164,364	7,511,435
PBF Energy, Inc. Class A	216,257	12,449,915
		89,256,985
PAPER & FOREST PRODUCTS — 0.1%
Louisiana-Pacific Corp.	44,646	3,746,246
PERSONAL CARE PRODUCTS — 0.3%
BellRing Brands, Inc. (a)	122,431	7,227,102
PHARMACEUTICALS — 0.7%
Jazz Pharmaceuticals PLC (a)	72,993	8,789,817
Perrigo Co. PLC	269,402	8,672,051
		17,461,868
PROFESSIONAL SERVICES — 3.0%
ASGN, Inc. (a)	93,840	9,830,678
CACI International, Inc. Class A (a)	28,056	10,628,454
Concentrix Corp. (b)	93,497	6,191,371
ExlService Holdings, Inc. (a)	140,717	4,474,801
Security Description	Shares	Value
Exponent, Inc.	49,246	$4,072,152
Genpact Ltd.	328,283	10,816,925
Insperity, Inc.	35,212	3,859,587
KBR, Inc.	144,901	9,224,398
ManpowerGroup, Inc.	97,088	7,537,912
Maximus, Inc.	32,565	2,732,204
Science Applications International Corp.	67,298	8,774,986
		78,143,468
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.7%
Jones Lang LaSalle, Inc. (a)	94,545	18,444,784
RESIDENTIAL REITs — 1.3%
American Homes 4 Rent Class A REIT	254,188	9,349,034
Apartment Income REIT Corp.	287,274	9,327,787
Equity LifeStyle Properties, Inc. REIT	133,415	8,591,926
Independence Realty Trust, Inc. REIT	446,246	7,197,948
		34,466,695
RETAIL REITs — 1.5%
Agree Realty Corp. REIT	199,459	11,393,098
Brixmor Property Group, Inc. REIT	334,711	7,848,973
Kite Realty Group Trust REIT	438,660	9,510,149
NNN REIT, Inc.	229,864	9,824,387
		38,576,607
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.5%
Allegro MicroSystems, Inc. (a)	91,898	2,477,570
Amkor Technology, Inc.	203,923	6,574,478
Cirrus Logic, Inc. (a)	46,008	4,258,500
MACOM Technology Solutions Holdings, Inc. (a)	40,329	3,857,066
MKS Instruments, Inc. (b)	63,854	8,492,582
Power Integrations, Inc. (b)	56,349	4,031,771
Synaptics, Inc. (a)	45,925	4,480,443
Wolfspeed, Inc. (a) (b)	131,701	3,885,179
		38,057,589
SOFTWARE — 0.6%
Aspen Technology, Inc. (a) (b)	27,845	5,938,782
Blackbaud, Inc. (a)	32,561	2,414,072
CommVault Systems, Inc. (a)	34,676	3,517,187
Dolby Laboratories, Inc. Class A	50,843	4,259,118
		16,129,159
SPECIALIZED REITs — 1.9%
CubeSmart REIT	201,213	9,098,852
EPR Properties REIT	56,880	2,414,556
Gaming & Leisure Properties, Inc. REIT	302,559	13,938,893
Lamar Advertising Co. Class A REIT	73,122	8,731,498

See accompanying notes to Schedule of Investments.

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
National Storage Affiliates Trust REIT (b)	78,213	$3,062,821
PotlatchDeltic Corp. REIT	157,790	7,419,286
Rayonier, Inc. REIT	167,873	5,580,098
		50,246,004
SPECIALTY RETAIL — 3.1%
AutoNation, Inc. (a)	51,592	8,542,603
Burlington Stores, Inc. (a)	50,854	11,807,790
Dick's Sporting Goods, Inc. (b)	54,335	12,217,768
GameStop Corp. Class A (a) (b)	537,387	6,728,085
Gap, Inc.	429,322	11,827,821
Lithia Motors, Inc.	54,667	16,447,114
Penske Automotive Group, Inc. (b)	39,177	6,346,282
RH (a)	16,652	5,799,226
		79,716,689
TEXTILES, APPAREL & LUXURY GOODS — 1.4%
Capri Holdings Ltd. (a)	119,968	5,434,550
Carter's, Inc.	73,122	6,191,971
Columbia Sportswear Co. (b)	35,494	2,881,403
PVH Corp.	118,605	16,677,049
Under Armour, Inc. Class A (a)	374,599	2,764,541
Under Armour, Inc. Class C (a) (b)	383,821	2,740,482
		36,689,996
TRADING COMPANIES & DISTRIBUTORS — 1.3%
Core & Main, Inc. Class A (a) (b)	146,005	8,358,786
GATX Corp.	44,787	6,002,802
MSC Industrial Direct Co., Inc. Class A	42,235	4,098,484
WESCO International, Inc.	87,292	14,951,374
		33,411,446
Security Description	Shares	Value
WATER UTILITIES — 0.4%
Essential Utilities, Inc.	261,316	$9,681,758
TOTAL COMMON STOCKS (Cost $2,462,959,082)		2,583,355,390
SHORT-TERM INVESTMENTS — 3.6%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (c) (d)	3,707,538	3,708,650
State Street Navigator Securities Lending Portfolio II (e) (f)	90,559,318	90,559,318
TOTAL SHORT-TERM INVESTMENTS (Cost $94,267,968)		94,267,968
TOTAL INVESTMENTS — 103.4% (Cost $2,557,227,050)		2,677,623,358
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.4)%		(87,865,752)
NET ASSETS — 100.0%		$2,589,757,606
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,583,355,390	$—	$—	$2,583,355,390
Short-Term Investments	94,267,968	—	—	94,267,968
TOTAL INVESTMENTS	$2,677,623,358	$—	$—	$2,677,623,358
See accompanying notes to Schedule of Investments.

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,887,605	$2,888,182	$91,188,812	$90,368,633	$301	$(12)	3,707,538	$3,708,650	$94,537
State Street Navigator Securities Lending Portfolio II	146,709,166	146,709,166	886,973,344	943,123,192	—	—	90,559,318	90,559,318	251,182
Total		$149,597,348	$978,162,156	$1,033,491,825	$301	$(12)		$94,267,968	$345,719
See accompanying notes to Schedule of Investments.

SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AIR FREIGHT & LOGISTICS — 0.4%
CH Robinson Worldwide, Inc.	4,156	$316,438
Expeditors International of Washington, Inc.	5,678	690,274
United Parcel Service, Inc. Class B	25,917	3,852,044
		4,858,756
AIRLINES — 0.0% (a)
American Airlines Group, Inc. (b)	23,179	355,798
AUTO COMPONENTS — 0.1%
Aptiv PLC (b)	10,140	807,651
BorgWarner, Inc.	8,322	289,106
		1,096,757
AUTOMOBILES — 1.8%
Ford Motor Co.	139,343	1,850,475
General Motors Co.	41,426	1,878,669
Tesla, Inc. (b)	99,092	17,419,383
		21,148,527
BANKS — 4.5%
Bank of America Corp.	248,212	9,412,199
Bank of New York Mellon Corp.	27,863	1,605,466
Citigroup, Inc.	68,920	4,358,501
Fifth Third Bancorp	24,258	902,640
Goldman Sachs Group, Inc.	11,718	4,894,492
JPMorgan Chase & Co.	103,596	20,750,279
M&T Bank Corp.	5,978	869,440
Morgan Stanley	45,284	4,263,942
Northern Trust Corp.	7,448	662,276
PNC Financial Services Group, Inc.	14,262	2,304,739
Regions Financial Corp.	33,202	698,570
State Street Corp. (c)	11,066	855,623
Truist Financial Corp.	47,186	1,839,310
		53,417,477
BEVERAGES — 1.8%
Brown-Forman Corp. Class B	6,503	335,685
Coca-Cola Co.	139,422	8,529,838
Constellation Brands, Inc. Class A	5,794	1,574,577
Keurig Dr Pepper, Inc.	35,286	1,082,222
Molson Coors Beverage Co. Class B	6,617	444,993
PepsiCo, Inc.	49,298	8,627,643
		20,594,958
BIOTECHNOLOGY — 2.6%
AbbVie, Inc.	63,241	11,516,186
Amgen, Inc.	19,135	5,440,463
Biogen, Inc. (b)	5,145	1,109,416
Gilead Sciences, Inc.	44,398	3,252,154
Moderna, Inc. (b)	11,795	1,256,875
Regeneron Pharmaceuticals, Inc. (b)	3,851	3,706,549
Security Description	Shares	Value
Vertex Pharmaceuticals, Inc. (b)	9,203	$3,846,946
		30,128,589
BROADLINE RETAIL — 5.1%
Amazon.com, Inc. (b)	327,912	59,148,767
eBay, Inc.	19,324	1,019,921
Etsy, Inc. (b)	4,485	308,209
		60,476,897
BUILDING PRODUCTS — 0.5%
Carrier Global Corp.	29,717	1,727,449
Johnson Controls International PLC	24,360	1,591,195
Trane Technologies PLC	8,179	2,455,336
		5,773,980
CAPITAL MARKETS — 2.4%
Ameriprise Financial, Inc.	3,573	1,566,546
BlackRock, Inc.	5,000	4,168,500
Cboe Global Markets, Inc.	3,724	684,211
Charles Schwab Corp.	53,002	3,834,165
CME Group, Inc.	12,801	2,755,927
FactSet Research Systems, Inc.	1,391	632,056
Franklin Resources, Inc.	10,118	284,417
Intercontinental Exchange, Inc.	20,418	2,806,046
Invesco Ltd.	16,125	267,514
MarketAxess Holdings, Inc.	1,314	288,095
Moody's Corp.	5,646	2,219,047
MSCI, Inc.	2,831	1,586,634
Nasdaq, Inc.	12,019	758,399
Raymond James Financial, Inc.	6,892	885,071
S&P Global, Inc.	11,641	4,952,663
T Rowe Price Group, Inc.	7,984	973,409
		28,662,700
CHEMICALS — 1.7%
Air Products & Chemicals, Inc.	7,924	1,919,748
Albemarle Corp.	4,140	545,404
CF Industries Holdings, Inc.	6,973	580,223
Corteva, Inc.	25,348	1,461,819
Dow, Inc.	25,021	1,449,467
Ecolab, Inc.	9,126	2,107,193
FMC Corp.	4,455	283,784
International Flavors & Fragrances, Inc.	9,144	786,293
Linde PLC	17,323	8,043,415
LyondellBasell Industries NV Class A	9,022	922,770
Mosaic Co.	12,077	392,019
PPG Industries, Inc.	8,379	1,214,117
		19,706,252
COMMERCIAL SERVICES & SUPPLIES — 0.5%
Cintas Corp.	3,128	2,149,030
Republic Services, Inc.	7,348	1,406,701
Waste Management, Inc.	13,228	2,819,548
		6,375,279

See accompanying notes to Schedule of Investments.

SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMUNICATIONS EQUIPMENT — 1.1%
Arista Networks, Inc. (b)	9,065	$2,628,669
Cisco Systems, Inc.	146,122	7,292,949
F5, Inc. (b)	2,126	403,068
Juniper Networks, Inc.	11,512	426,635
Motorola Solutions, Inc.	5,908	2,097,222
		12,848,543
CONSTRUCTION & ENGINEERING — 0.1%
Quanta Services, Inc.	5,140	1,335,372
CONSUMER FINANCE — 0.7%
American Express Co.	20,581	4,686,088
Capital One Financial Corp.	13,614	2,026,988
Discover Financial Services	9,480	1,242,733
Synchrony Financial	15,547	670,387
		8,626,196
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.5%
Dollar General Corp.	7,942	1,239,428
Dollar Tree, Inc. (b)	7,399	985,177
Kroger Co.	23,149	1,322,502
Sysco Corp.	18,005	1,461,646
Target Corp.	16,437	2,912,801
Walgreens Boots Alliance, Inc.	25,522	553,572
Walmart, Inc.	153,427	9,231,703
		17,706,829
CONTAINERS & PACKAGING — 0.2%
Amcor PLC	52,898	503,060
Ball Corp.	11,157	751,536
International Paper Co.	12,580	490,872
Westrock Co.	9,110	450,489
		2,195,957
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%
AT&T, Inc.	256,138	4,508,029
Verizon Communications, Inc.	150,628	6,320,351
		10,828,380
ELECTRIC UTILITIES — 0.9%
Constellation Energy Corp.	11,594	2,143,151
Edison International	13,578	960,372
Entergy Corp.	7,279	769,245
Eversource Energy	12,318	736,247
Exelon Corp.	35,338	1,327,649
NextEra Energy, Inc.	73,217	4,679,298
		10,615,962
ELECTRICAL EQUIPMENT — 0.7%
Eaton Corp. PLC	14,262	4,459,442
Emerson Electric Co.	20,331	2,305,942
Generac Holdings, Inc. (b)	2,219	279,905
Rockwell Automation, Inc.	3,995	1,163,863
		8,209,152
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.4%
Corning, Inc.	27,104	893,348
Security Description	Shares	Value
Keysight Technologies, Inc. (b)	6,317	$987,852
TE Connectivity Ltd.	11,226	1,630,464
Zebra Technologies Corp. Class A (b)	1,802	543,195
		4,054,859
ENERGY EQUIPMENT & SERVICES — 0.5%
Baker Hughes Co.	35,880	1,201,980
Halliburton Co.	32,198	1,269,245
Schlumberger NV	50,542	2,770,207
		5,241,432
ENTERTAINMENT — 1.6%
Electronic Arts, Inc.	8,766	1,162,985
Netflix, Inc. (b)	15,521	9,426,369
Walt Disney Co.	65,563	8,022,289
Warner Bros Discovery, Inc. (b)	78,618	686,335
		19,297,978
FINANCIAL SERVICES — 2.9%
Fidelity National Information Services, Inc.	21,099	1,565,124
Mastercard, Inc. Class A	29,628	14,267,956
PayPal Holdings, Inc. (b)	38,328	2,567,592
Visa, Inc. Class A	56,762	15,841,139
		34,241,811
FOOD PRODUCTS — 1.0%
Archer-Daniels-Midland Co.	19,450	1,221,654
Campbell Soup Co.	7,133	317,062
Conagra Brands, Inc.	16,877	500,234
General Mills, Inc.	21,027	1,471,259
Hershey Co.	5,253	1,021,709
Hormel Foods Corp.	10,292	359,088
J M Smucker Co.	3,824	481,327
Kellanova	9,151	524,261
Kraft Heinz Co.	28,367	1,046,742
McCormick & Co., Inc.	8,993	690,752
Mondelez International, Inc. Class A	48,448	3,391,360
Tyson Foods, Inc. Class A	10,152	596,227
		11,621,675
GROUND TRANSPORTATION — 0.9%
CSX Corp.	72,428	2,684,906
JB Hunt Transport Services, Inc.	2,930	583,803
Norfolk Southern Corp.	8,117	2,068,780
Union Pacific Corp.	21,836	5,370,127
		10,707,616
HEALTH CARE EQUIPMENT & SUPPLIES — 2.0%
Abbott Laboratories	62,033	7,050,671
Baxter International, Inc.	17,865	763,550
Becton Dickinson & Co.	10,368	2,565,562
Boston Scientific Corp. (b)	52,323	3,583,602
Edwards Lifesciences Corp. (b)	21,949	2,097,446
Hologic, Inc. (b)	8,750	682,150
IDEXX Laboratories, Inc. (b)	2,965	1,600,893

See accompanying notes to Schedule of Investments.

SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Medtronic PLC	47,698	$4,156,881
Teleflex, Inc.	1,726	390,369
Zimmer Biomet Holdings, Inc.	7,504	990,378
		23,881,502
HEALTH CARE PROVIDERS & SERVICES — 3.0%
Cardinal Health, Inc.	9,140	1,022,766
Cencora, Inc.	6,001	1,458,183
Centene Corp. (b)	19,593	1,537,659
Cigna Group	10,576	3,841,097
CVS Health Corp.	45,150	3,601,164
DaVita, Inc. (b)	1,913	264,090
Elevance Health, Inc.	8,476	4,395,145
Henry Schein, Inc. (b)	4,810	363,251
Humana, Inc.	4,495	1,558,506
Laboratory Corp. of America Holdings	3,097	676,571
Quest Diagnostics, Inc.	3,905	519,794
UnitedHealth Group, Inc.	33,147	16,397,821
		35,636,047
HEALTH CARE REITs — 0.3%
Healthpeak Properties, Inc. REIT	25,356	475,425
Ventas, Inc. REIT	14,116	614,611
Welltower, Inc. REIT	19,780	1,848,243
		2,938,279
HOTEL & RESORT REITs — 0.0% (a)
Host Hotels & Resorts, Inc. REIT	25,365	524,548
HOTELS, RESTAURANTS & LEISURE — 1.7%
Caesars Entertainment, Inc. (b)	7,561	330,718
Darden Restaurants, Inc.	4,350	727,103
Hilton Worldwide Holdings, Inc.	9,080	1,936,855
Las Vegas Sands Corp.	13,229	683,939
Marriott International, Inc. Class A	8,769	2,212,506
McDonald's Corp.	26,064	7,348,745
MGM Resorts International (b)	11,176	527,619
Norwegian Cruise Line Holdings Ltd. (b)	15,008	314,117
Royal Caribbean Cruises Ltd. (b)	8,434	1,172,410
Starbucks Corp.	40,845	3,732,825
Yum! Brands, Inc.	9,983	1,384,143
		20,370,980
HOUSEHOLD DURABLES — 0.1%
Mohawk Industries, Inc. (b)	1,920	251,309
PulteGroup, Inc.	8,030	968,578
		1,219,887
HOUSEHOLD PRODUCTS — 1.4%
Colgate-Palmolive Co.	29,682	2,672,864
Procter & Gamble Co.	84,436	13,699,741
		16,372,605
INDUSTRIAL CONGLOMERATES — 0.6%
General Electric Co.	38,779	6,806,878
INDUSTRIAL REITs — 0.4%
Prologis, Inc. REIT	33,099	4,310,152
Security Description	Shares	Value
INSURANCE — 2.2%
Aflac, Inc.	18,867	$1,619,921
Allstate Corp.	9,347	1,617,125
American International Group, Inc.	24,901	1,946,511
Arch Capital Group Ltd. (b)	13,182	1,218,544
Arthur J Gallagher & Co.	7,704	1,926,308
Assurant, Inc.	1,862	350,503
Chubb Ltd.	14,495	3,756,089
Everest Group Ltd.	1,526	606,585
Globe Life, Inc.	3,211	373,664
Hartford Financial Services Group, Inc.	11,231	1,157,355
MetLife, Inc.	22,056	1,634,570
Principal Financial Group, Inc.	8,165	704,721
Progressive Corp.	20,861	4,314,472
Prudential Financial, Inc.	13,060	1,533,244
Travelers Cos., Inc.	8,265	1,902,107
W R Berkley Corp.	7,280	643,843
Willis Towers Watson PLC	3,746	1,030,150
		26,335,712
INTERACTIVE MEDIA & SERVICES — 5.0%
Alphabet, Inc. Class A (b)	211,419	31,909,470
Alphabet, Inc. Class C (b)	177,046	26,957,024
Match Group, Inc. (b)	9,975	361,893
		59,228,387
LEISURE EQUIPMENT & PRODUCTS — 0.0% (a)
Hasbro, Inc.	4,655	263,101
LIFE SCIENCES TOOLS & SERVICES — 1.1%
Agilent Technologies, Inc.	10,535	1,532,948
Bio-Rad Laboratories, Inc. Class A (b)	772	267,012
Illumina, Inc. (b)	5,546	761,577
Mettler-Toledo International, Inc. (b)	734	977,167
Thermo Fisher Scientific, Inc.	13,797	8,018,954
Waters Corp. (b)	2,128	732,521
		12,290,179
MACHINERY — 2.4%
Caterpillar, Inc.	18,282	6,699,073
Cummins, Inc.	4,659	1,372,774
Deere & Co.	9,361	3,844,937
Dover Corp.	4,897	867,700
Fortive Corp.	12,563	1,080,669
IDEX Corp.	2,693	657,146
Illinois Tool Works, Inc.	9,884	2,652,174
Ingersoll Rand, Inc.	14,439	1,370,983
Nordson Corp.	1,920	527,117
Otis Worldwide Corp.	14,757	1,464,927
PACCAR, Inc.	18,556	2,298,903
Parker-Hannifin Corp.	4,622	2,568,861
Pentair PLC	5,767	492,733
Stanley Black & Decker, Inc.	5,292	518,246
Westinghouse Air Brake Technologies Corp.	6,468	942,258

See accompanying notes to Schedule of Investments.

SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Xylem, Inc.	8,501	$1,098,669
		28,457,170
MEDIA — 0.8%
Charter Communications, Inc. Class A (b)	3,590	1,043,362
Comcast Corp. Class A	143,396	6,216,217
Fox Corp. Class A	10,470	327,397
Fox Corp. Class B	4,865	139,236
Interpublic Group of Cos., Inc.	13,848	451,860
News Corp. Class A	13,595	355,917
News Corp. Class B	4,232	114,518
Omnicom Group, Inc.	7,236	700,155
Paramount Global Class B	17,947	211,236
		9,559,898
METALS & MINING — 0.3%
Freeport-McMoRan, Inc.	50,840	2,390,497
Newmont Corp.	41,115	1,473,561
		3,864,058
MULTI-UTILITIES — 0.3%
CenterPoint Energy, Inc.	22,412	638,518
Public Service Enterprise Group, Inc.	17,688	1,181,204
Sempra	22,278	1,600,229
		3,419,951
OFFICE REITs — 0.1%
Alexandria Real Estate Equities, Inc. REIT	5,560	716,740
Boston Properties, Inc. REIT	5,085	332,101
		1,048,841
OIL, GAS & CONSUMABLE FUELS — 3.1%
APA Corp.	11,408	392,207
Chevron Corp.	62,205	9,812,217
ConocoPhillips	42,557	5,416,655
Devon Energy Corp.	23,258	1,167,086
EOG Resources, Inc.	20,821	2,661,757
EQT Corp.	14,714	545,448
Hess Corp.	9,920	1,514,189
Kinder Morgan, Inc.	70,334	1,289,926
Marathon Oil Corp.	22,530	638,500
Marathon Petroleum Corp.	13,530	2,726,295
ONEOK, Inc.	20,728	1,661,764
Phillips 66	15,679	2,561,008
Pioneer Natural Resources Co.	8,433	2,213,662
Valero Energy Corp.	12,125	2,069,616
Williams Cos., Inc.	43,398	1,691,220
		36,361,550
PERSONAL CARE PRODUCTS — 0.1%
Estee Lauder Cos., Inc. Class A	8,290	1,277,904
PHARMACEUTICALS — 4.0%
Bristol-Myers Squibb Co.	72,521	3,932,814
Eli Lilly & Co.	28,557	22,216,204
Merck & Co., Inc.	90,632	11,958,892
Security Description	Shares	Value
Pfizer, Inc.	201,637	$5,595,427
Viatris, Inc.	43,049	514,005
Zoetis, Inc.	16,553	2,800,933
		47,018,275
PROFESSIONAL SERVICES — 0.6%
Automatic Data Processing, Inc.	14,708	3,673,176
Broadridge Financial Solutions, Inc.	4,265	873,728
Paychex, Inc.	11,356	1,394,517
Robert Half, Inc.	3,768	298,727
Verisk Analytics, Inc.	5,236	1,234,282
		7,474,430
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (b)	11,247	1,093,658
RESIDENTIAL REITs — 0.2%
AvalonBay Communities, Inc. REIT	5,120	950,067
Equity Residential REIT	12,103	763,821
Essex Property Trust, Inc. REIT	2,267	554,984
UDR, Inc. REIT	11,020	412,258
		2,681,130
RETAIL REITs — 0.3%
Federal Realty Investment Trust REIT	2,630	268,576
Kimco Realty Corp. REIT	23,841	467,522
Regency Centers Corp. REIT	5,837	353,489
Simon Property Group, Inc. REIT	11,725	1,834,845
		2,924,432
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 11.2%
Advanced Micro Devices, Inc. (b)	57,873	10,445,498
Applied Materials, Inc.	29,997	6,186,281
Intel Corp.	150,519	6,648,424
KLA Corp.	4,865	3,398,543
Lam Research Corp.	4,726	4,591,640
Micron Technology, Inc.	39,313	4,634,610
NVIDIA Corp.	88,533	79,994,877
NXP Semiconductors NV	9,230	2,286,917
ON Semiconductor Corp. (b)	15,421	1,134,215
QUALCOMM, Inc.	39,854	6,747,282
Texas Instruments, Inc.	32,556	5,671,581
		131,739,868
SOFTWARE — 12.1%
Adobe, Inc. (b)	16,176	8,162,409
Autodesk, Inc. (b)	7,617	1,983,619
Fortinet, Inc. (b)	23,125	1,579,669
Gen Digital, Inc.	20,252	453,645
Intuit, Inc.	10,058	6,537,700
Microsoft Corp.	266,421	112,088,643
Salesforce, Inc.	34,849	10,495,822
Tyler Technologies, Inc. (b)	1,520	646,015
		141,947,522

See accompanying notes to Schedule of Investments.

SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
SPECIALIZED REITs — 1.0%
American Tower Corp. REIT	16,618	$3,283,551
Digital Realty Trust, Inc. REIT	10,823	1,558,945
Equinix, Inc. REIT	3,360	2,773,109
Extra Space Storage, Inc. REIT	7,497	1,102,059
Iron Mountain, Inc. REIT	10,322	827,928
SBA Communications Corp. REIT	3,852	834,728
Weyerhaeuser Co. REIT	26,054	935,599
		11,315,919
SPECIALTY RETAIL — 2.1%
Best Buy Co., Inc.	6,943	569,534
Home Depot, Inc.	35,807	13,735,565
Lowe's Cos., Inc.	20,559	5,236,994
TJX Cos., Inc.	41,097	4,168,058
Tractor Supply Co.	3,952	1,034,318
		24,744,469
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 7.8%
Apple, Inc.	520,760	89,299,925
Hewlett Packard Enterprise Co.	45,661	809,569
HP, Inc.	30,726	928,540
Seagate Technology Holdings PLC	6,725	625,761
		91,663,795
TEXTILES, APPAREL & LUXURY GOODS — 0.4%
NIKE, Inc. Class B	43,707	4,107,584
Ralph Lauren Corp.	1,470	276,007
Tapestry, Inc.	8,399	398,784
VF Corp.	11,782	180,736
		4,963,111
Security Description	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 0.2%
United Rentals, Inc.	2,467	$1,778,978
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	6,816	832,983
TOTAL COMMON STOCKS (Cost $949,132,427)		1,174,473,931
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (d) (e) (Cost $882,956)	882,710	882,975
TOTAL INVESTMENTS — 99.9% (Cost $950,015,383)		1,175,356,906
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		671,138
NET ASSETS — 100.0%		$1,176,028,044
(a)	Amount is less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2024.
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

At  March 31, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 ESG Index (long)	5	06/21/2024	$1,143,110	$1,172,450	$29,340

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,174,473,931	$—	$—	$1,174,473,931
Short-Term Investment	882,975	—	—	882,975
TOTAL INVESTMENTS	$1,175,356,906	$—	$—	$1,175,356,906
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$29,340	$—	$—	$29,340
TOTAL OTHER FINANCIAL INSTRUMENTS:	$29,340	$—	$—	$29,340

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Corp.	11,047	$808,420	$142,916	$148,104	$(18,374)	$70,765	11,066	$855,623	$22,973
State Street Institutional Liquid Reserves Fund, Premier Class	725,538	725,683	16,587,398	16,430,075	(29)	(2)	882,710	882,975	48,541
Total		$1,534,103	$16,730,314	$16,578,179	$(18,403)	$70,763		$1,738,598	$71,514
See accompanying notes to Schedule of Investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.5%
Axon Enterprise, Inc. (a)	2,830	$885,450
Boeing Co. (a)	23,198	4,476,982
General Dynamics Corp.	9,177	2,592,411
Howmet Aerospace, Inc.	15,510	1,061,349
Huntington Ingalls Industries, Inc.	1,595	464,895
L3Harris Technologies, Inc.	7,659	1,632,133
Lockheed Martin Corp.	8,700	3,957,369
Northrop Grumman Corp.	5,705	2,730,755
RTX Corp.	53,666	5,234,045
Textron, Inc.	7,937	761,397
TransDigm Group, Inc.	2,259	2,782,184
		26,578,970
AIR FREIGHT & LOGISTICS — 0.5%
CH Robinson Worldwide, Inc.	4,747	361,437
Expeditors International of Washington, Inc.	5,964	725,044
FedEx Corp.	9,299	2,694,292
United Parcel Service, Inc. Class B	29,253	4,347,873
		8,128,646
AIRLINES — 0.2%
American Airlines Group, Inc. (a)	25,581	392,668
Delta Air Lines, Inc.	25,840	1,236,961
Southwest Airlines Co.	23,679	691,190
United Airlines Holdings, Inc. (a)	13,167	630,436
		2,951,255
AUTO COMPONENTS — 0.1%
Aptiv PLC (a)	11,287	899,010
BorgWarner, Inc.	9,498	329,960
		1,228,970
AUTOMOBILES — 1.4%
Ford Motor Co.	158,900	2,110,192
General Motors Co.	46,693	2,117,528
Tesla, Inc. (a)	112,070	19,700,785
		23,928,505
BANKS — 4.3%
Bank of America Corp.	278,466	10,559,431
Bank of New York Mellon Corp.	30,713	1,769,683
Citigroup, Inc.	76,975	4,867,899
Citizens Financial Group, Inc.	18,855	684,248
Comerica, Inc.	5,305	291,722
Fifth Third Bancorp	27,361	1,018,103
Goldman Sachs Group, Inc.	13,206	5,516,014
Huntington Bancshares, Inc.	58,610	817,609
JPMorgan Chase & Co.	116,933	23,421,680
KeyCorp	37,757	596,938
M&T Bank Corp.	6,713	976,339
Morgan Stanley	50,671	4,771,181
Northern Trust Corp.	8,404	747,284
PNC Financial Services Group, Inc.	16,196	2,617,274
Security Description	Shares	Value
Regions Financial Corp.	38,192	$803,560
State Street Corp. (b)	12,213	944,309
Truist Financial Corp.	53,452	2,083,559
U.S. Bancorp	63,098	2,820,480
Wells Fargo & Co.	145,564	8,436,889
		73,744,202
BEVERAGES — 1.5%
Brown-Forman Corp. Class B	7,212	372,283
Coca-Cola Co.	157,376	9,628,264
Constellation Brands, Inc. Class A	6,531	1,774,864
Keurig Dr Pepper, Inc.	42,243	1,295,593
Molson Coors Beverage Co. Class B	7,624	512,714
Monster Beverage Corp. (a)	30,114	1,785,158
PepsiCo, Inc.	55,578	9,726,706
		25,095,582
BIOTECHNOLOGY — 2.0%
AbbVie, Inc.	71,411	13,003,943
Amgen, Inc.	21,638	6,152,116
Biogen, Inc. (a)	5,797	1,250,007
Gilead Sciences, Inc.	50,432	3,694,144
Incyte Corp. (a)	7,581	431,890
Moderna, Inc. (a)	13,274	1,414,477
Regeneron Pharmaceuticals, Inc. (a)	4,273	4,112,720
Vertex Pharmaceuticals, Inc. (a)	10,457	4,371,131
		34,430,428
BROADLINE RETAIL — 3.9%
Amazon.com, Inc. (a)	369,723	66,690,635
eBay, Inc.	21,025	1,109,699
Etsy, Inc. (a)	4,843	332,811
		68,133,145
BUILDING PRODUCTS — 0.5%
A O Smith Corp.	4,994	446,763
Allegion PLC	3,550	478,221
Builders FirstSource, Inc. (a)	4,988	1,040,247
Carrier Global Corp.	33,585	1,952,296
Johnson Controls International PLC	27,591	1,802,244
Masco Corp.	9,068	715,284
Trane Technologies PLC	9,249	2,776,550
		9,211,605
CAPITAL MARKETS — 2.1%
Ameriprise Financial, Inc.	4,053	1,776,997
BlackRock, Inc.	5,638	4,700,401
Blackstone, Inc.	29,095	3,822,210
Cboe Global Markets, Inc.	4,219	775,157
Charles Schwab Corp.	60,215	4,355,953
CME Group, Inc.	14,635	3,150,769
FactSet Research Systems, Inc.	1,527	693,853
Franklin Resources, Inc.	11,345	318,908
Intercontinental Exchange, Inc.	23,192	3,187,276
Invesco Ltd.	18,264	303,000

See accompanying notes to Schedule of Investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
MarketAxess Holdings, Inc.	1,520	$333,260
Moody's Corp.	6,365	2,501,636
MSCI, Inc.	3,166	1,774,385
Nasdaq, Inc.	15,370	969,847
Raymond James Financial, Inc.	7,741	994,099
S&P Global, Inc.	12,995	5,528,723
T Rowe Price Group, Inc.	9,054	1,103,864
		36,290,338
CHEMICALS — 1.6%
Air Products & Chemicals, Inc.	9,052	2,193,028
Albemarle Corp.	4,733	623,525
Celanese Corp.	4,007	688,643
CF Industries Holdings, Inc.	7,727	642,964
Corteva, Inc.	28,637	1,651,496
Dow, Inc.	28,262	1,637,218
DuPont de Nemours, Inc.	17,399	1,333,981
Eastman Chemical Co.	4,833	484,363
Ecolab, Inc.	10,264	2,369,958
FMC Corp.	5,203	331,431
International Flavors & Fragrances, Inc.	10,245	880,967
Linde PLC	19,648	9,122,959
LyondellBasell Industries NV Class A	10,361	1,059,723
Mosaic Co.	13,219	429,089
PPG Industries, Inc.	9,471	1,372,348
Sherwin-Williams Co.	9,517	3,305,540
		28,127,233
COMMERCIAL SERVICES & SUPPLIES — 0.6%
Cintas Corp.	3,484	2,393,613
Copart, Inc. (a)	35,603	2,062,126
Republic Services, Inc.	8,316	1,592,015
Rollins, Inc.	11,352	525,257
Veralto Corp.	8,900	789,074
Waste Management, Inc.	14,822	3,159,309
		10,521,394
COMMUNICATIONS EQUIPMENT — 0.8%
Arista Networks, Inc. (a)	10,191	2,955,186
Cisco Systems, Inc.	163,844	8,177,454
F5, Inc. (a)	2,407	456,343
Juniper Networks, Inc.	13,156	487,561
Motorola Solutions, Inc.	6,732	2,389,726
		14,466,270
CONSTRUCTION & ENGINEERING — 0.1%
Quanta Services, Inc.	5,934	1,541,653
CONSTRUCTION MATERIALS — 0.2%
Martin Marietta Materials, Inc.	2,527	1,551,426
Vulcan Materials Co.	5,302	1,447,022
		2,998,448
CONSUMER FINANCE — 0.6%
American Express Co.	23,130	5,266,470
Capital One Financial Corp.	15,387	2,290,970
Discover Financial Services	10,113	1,325,713
Security Description	Shares	Value
Synchrony Financial	16,698	$720,018
		9,603,171
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.9%
Costco Wholesale Corp.	17,970	13,165,361
Dollar General Corp.	8,877	1,385,345
Dollar Tree, Inc. (a)	8,489	1,130,310
Kroger Co.	26,770	1,529,370
Sysco Corp.	20,298	1,647,792
Target Corp.	18,673	3,309,042
Walgreens Boots Alliance, Inc.	28,569	619,662
Walmart, Inc.	173,118	10,416,510
		33,203,392
CONTAINERS & PACKAGING — 0.2%
Amcor PLC	58,503	556,364
Avery Dennison Corp.	3,273	730,697
Ball Corp.	12,754	859,109
International Paper Co.	14,387	561,381
Packaging Corp. of America	3,651	692,887
Westrock Co.	10,555	521,945
		3,922,383
DISTRIBUTORS — 0.1%
Genuine Parts Co.	5,683	880,467
LKQ Corp.	11,143	595,148
Pool Corp.	1,565	631,477
		2,107,092
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
AT&T, Inc.	289,172	5,089,427
Verizon Communications, Inc.	170,297	7,145,662
		12,235,089
ELECTRIC UTILITIES — 1.5%
Alliant Energy Corp.	9,901	499,010
American Electric Power Co., Inc.	21,145	1,820,585
Constellation Energy Corp.	12,917	2,387,708
Duke Energy Corp.	31,157	3,013,194
Edison International	15,343	1,085,210
Entergy Corp.	8,699	919,310
Evergy, Inc.	9,122	486,932
Eversource Energy	13,956	834,150
Exelon Corp.	40,262	1,512,643
FirstEnergy Corp.	20,928	808,239
NextEra Energy, Inc.	82,985	5,303,571
NRG Energy, Inc.	9,149	619,296
PG&E Corp.	86,294	1,446,288
Pinnacle West Capital Corp.	4,568	341,367
PPL Corp.	29,571	814,090
Southern Co.	44,128	3,165,743
Xcel Energy, Inc.	22,319	1,199,646
		26,256,982
ELECTRICAL EQUIPMENT — 0.6%
AMETEK, Inc.	9,235	1,689,081
Eaton Corp. PLC	16,151	5,050,095
Emerson Electric Co.	23,069	2,616,486

See accompanying notes to Schedule of Investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Generac Holdings, Inc. (a)	2,512	$316,864
Rockwell Automation, Inc.	4,599	1,339,827
		11,012,353
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.7%
Amphenol Corp. Class A	24,409	2,815,578
CDW Corp.	5,476	1,400,651
Corning, Inc.	30,516	1,005,807
Hubbell, Inc.	2,202	913,940
Jabil, Inc.	5,159	691,048
Keysight Technologies, Inc. (a)	7,065	1,104,825
TE Connectivity Ltd.	12,540	1,821,310
Teledyne Technologies, Inc. (a)	1,899	815,279
Trimble, Inc. (a)	9,834	632,916
Zebra Technologies Corp. Class A (a)	2,139	644,780
		11,846,134
ENERGY EQUIPMENT & SERVICES — 0.3%
Baker Hughes Co.	40,487	1,356,315
Halliburton Co.	36,002	1,419,199
Schlumberger NV	58,078	3,183,255
		5,958,769
ENTERTAINMENT — 1.4%
Electronic Arts, Inc.	9,963	1,321,791
Live Nation Entertainment, Inc. (a)	5,680	600,774
Netflix, Inc. (a)	17,504	10,630,704
Take-Two Interactive Software, Inc. (a)	6,309	936,823
Walt Disney Co.	74,005	9,055,252
Warner Bros Discovery, Inc. (a)	88,620	773,653
		23,318,997
FINANCIAL SERVICES — 4.4%
Berkshire Hathaway, Inc. Class B (a)	73,591	30,946,487
Corpay, Inc. (a)	2,921	901,245
Fidelity National Information Services, Inc.	23,841	1,768,526
Fiserv, Inc. (a)	24,271	3,878,991
Global Payments, Inc.	10,548	1,409,846
Jack Henry & Associates, Inc.	2,944	511,461
Mastercard, Inc. Class A	33,370	16,069,991
PayPal Holdings, Inc. (a)	43,571	2,918,821
Visa, Inc. Class A	63,971	17,853,027
		76,258,395
FOOD PRODUCTS — 0.8%
Archer-Daniels-Midland Co.	21,570	1,354,812
Bunge Global SA	6,065	621,784
Campbell Soup Co.	8,070	358,711
Conagra Brands, Inc.	19,057	564,849
General Mills, Inc.	22,970	1,607,211
Hershey Co.	5,998	1,166,611
Hormel Foods Corp.	11,640	406,120
J M Smucker Co.	4,293	540,360
Security Description	Shares	Value
Kellanova	10,991	$629,674
Kraft Heinz Co.	31,916	1,177,700
Lamb Weston Holdings, Inc.	5,717	609,032
McCormick & Co., Inc.	10,084	774,552
Mondelez International, Inc. Class A	54,461	3,812,270
Tyson Foods, Inc. Class A	11,820	694,189
		14,317,875
GAS UTILITIES — 0.0% (c)
Atmos Energy Corp.	6,130	728,673
GROUND TRANSPORTATION — 1.2%
CSX Corp.	79,954	2,963,895
JB Hunt Transport Services, Inc.	3,337	664,897
Norfolk Southern Corp.	9,163	2,335,374
Old Dominion Freight Line, Inc.	7,301	1,601,182
Uber Technologies, Inc. (a)	83,234	6,408,186
Union Pacific Corp.	24,681	6,069,798
		20,043,332
HEALTH CARE EQUIPMENT & SUPPLIES — 2.6%
Abbott Laboratories	70,172	7,975,749
Align Technology, Inc. (a)	2,931	961,133
Baxter International, Inc.	20,243	865,186
Becton Dickinson & Co.	11,685	2,891,453
Boston Scientific Corp. (a)	59,219	4,055,909
Cooper Cos., Inc.	8,000	811,680
Dentsply Sirona, Inc.	8,808	292,338
Dexcom, Inc. (a)	15,531	2,154,150
Edwards Lifesciences Corp. (a)	24,532	2,344,278
GE HealthCare Technologies, Inc.	17,129	1,557,197
Hologic, Inc. (a)	9,494	740,152
IDEXX Laboratories, Inc. (a)	3,362	1,815,245
Insulet Corp. (a)	2,812	481,977
Intuitive Surgical, Inc. (a)	14,275	5,697,010
Medtronic PLC	53,813	4,689,803
ResMed, Inc.	5,912	1,170,753
STERIS PLC	4,037	907,598
Stryker Corp.	13,661	4,888,862
Teleflex, Inc.	1,880	425,200
Zimmer Biomet Holdings, Inc.	8,417	1,110,876
		45,836,549
HEALTH CARE PROVIDERS & SERVICES — 2.7%
Cardinal Health, Inc.	9,933	1,111,503
Cencora, Inc.	6,697	1,627,304
Centene Corp. (a)	21,601	1,695,246
Cigna Group	11,852	4,304,528
CVS Health Corp.	50,900	4,059,784
DaVita, Inc. (a)	2,211	305,229
Elevance Health, Inc.	9,504	4,928,204
HCA Healthcare, Inc.	8,015	2,673,243
Henry Schein, Inc. (a)	5,255	396,858
Humana, Inc.	4,943	1,713,837
Laboratory Corp. of America Holdings	3,433	749,973
McKesson Corp.	5,315	2,853,358

See accompanying notes to Schedule of Investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Molina Healthcare, Inc. (a)	2,358	$968,737
Quest Diagnostics, Inc.	4,558	606,715
UnitedHealth Group, Inc.	37,410	18,506,727
Universal Health Services, Inc. Class B	2,467	450,129
		46,951,375
HEALTH CARE REITs — 0.2%
Healthpeak Properties, Inc. REIT	28,676	537,675
Ventas, Inc. REIT	16,055	699,035
Welltower, Inc. REIT	22,525	2,104,736
		3,341,446
HOTEL & RESORT REITs — 0.0% (c)
Host Hotels & Resorts, Inc. REIT	28,046	579,991
HOTELS, RESTAURANTS & LEISURE — 2.1%
Airbnb, Inc. Class A (a)	17,577	2,899,502
Booking Holdings, Inc.	1,407	5,104,427
Caesars Entertainment, Inc. (a)	8,470	370,478
Carnival Corp. (a)	40,350	659,319
Chipotle Mexican Grill, Inc. (a)	1,109	3,223,608
Darden Restaurants, Inc.	4,829	807,167
Domino's Pizza, Inc.	1,436	713,520
Expedia Group, Inc. (a)	5,392	742,748
Hilton Worldwide Holdings, Inc.	10,198	2,175,335
Las Vegas Sands Corp.	14,969	773,897
Marriott International, Inc. Class A	9,942	2,508,466
McDonald's Corp.	29,353	8,276,078
MGM Resorts International (a)	11,346	535,645
Norwegian Cruise Line Holdings Ltd. (a) (d)	17,240	360,833
Royal Caribbean Cruises Ltd. (a)	9,527	1,324,348
Starbucks Corp.	45,794	4,185,114
Wynn Resorts Ltd.	3,854	393,995
Yum! Brands, Inc.	11,405	1,581,303
		36,635,783
HOUSEHOLD DURABLES — 0.4%
DR Horton, Inc.	12,184	2,004,877
Garmin Ltd.	6,065	902,897
Lennar Corp. Class A	9,998	1,719,456
Mohawk Industries, Inc. (a)	2,137	279,712
NVR, Inc. (a)	131	1,061,095
PulteGroup, Inc.	8,679	1,046,861
		7,014,898
HOUSEHOLD PRODUCTS — 1.3%
Church & Dwight Co., Inc.	9,834	1,025,785
Clorox Co.	4,992	764,325
Colgate-Palmolive Co.	33,322	3,000,646
Kimberly-Clark Corp.	13,654	1,766,145
Procter & Gamble Co.	95,172	15,441,657
		21,998,558
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.0% (c)
AES Corp.	26,580	476,529
Security Description	Shares	Value
INDUSTRIAL CONGLOMERATES — 0.9%
3M Co.	22,331	$2,368,649
General Electric Co.	44,019	7,726,655
Honeywell International, Inc.	26,679	5,475,865
		15,571,169
INDUSTRIAL REITs — 0.3%
Prologis, Inc. REIT	37,389	4,868,796
INSURANCE — 2.2%
Aflac, Inc.	21,292	1,828,131
Allstate Corp.	10,654	1,843,249
American International Group, Inc.	28,385	2,218,855
Aon PLC Class A	8,096	2,701,797
Arch Capital Group Ltd. (a)	15,006	1,387,155
Arthur J Gallagher & Co.	8,779	2,195,101
Assurant, Inc.	2,139	402,645
Brown & Brown, Inc.	9,299	814,035
Chubb Ltd.	16,392	4,247,659
Cincinnati Financial Corp.	6,399	794,564
Everest Group Ltd.	1,706	678,135
Globe Life, Inc.	3,501	407,411
Hartford Financial Services Group, Inc.	12,161	1,253,191
Loews Corp.	7,449	583,182
Marsh & McLennan Cos., Inc.	19,900	4,099,002
MetLife, Inc.	24,830	1,840,151
Principal Financial Group, Inc.	8,871	765,656
Progressive Corp.	23,697	4,901,014
Prudential Financial, Inc.	14,613	1,715,566
Travelers Cos., Inc.	9,249	2,128,565
W R Berkley Corp.	8,307	734,671
Willis Towers Watson PLC	4,148	1,140,700
		38,680,435
INTERACTIVE MEDIA & SERVICES — 6.3%
Alphabet, Inc. Class A (a)	238,355	35,974,920
Alphabet, Inc. Class C (a)	199,556	30,384,396
Match Group, Inc. (a)	11,178	405,538
Meta Platforms, Inc. Class A	88,986	43,209,822
		109,974,676
IT SERVICES — 1.2%
Accenture PLC Class A	25,395	8,802,161
Akamai Technologies, Inc. (a)	6,188	673,007
Cognizant Technology Solutions Corp. Class A	20,273	1,485,808
EPAM Systems, Inc. (a)	2,321	640,967
Gartner, Inc. (a)	3,123	1,488,641
International Business Machines Corp.	36,895	7,045,469
VeriSign, Inc. (a)	3,564	675,414
		20,811,467
LEISURE EQUIPMENT & PRODUCTS — 0.0% (c)
Hasbro, Inc.	5,152	291,191
LIFE SCIENCES TOOLS & SERVICES — 1.5%
Agilent Technologies, Inc.	11,851	1,724,439

See accompanying notes to Schedule of Investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Bio-Rad Laboratories, Inc. Class A (a)	885	$306,095
Bio-Techne Corp.	6,167	434,095
Charles River Laboratories International, Inc. (a)	2,080	563,576
Danaher Corp.	26,644	6,653,540
Illumina, Inc. (a)	6,332	869,510
IQVIA Holdings, Inc. (a)	7,383	1,867,087
Mettler-Toledo International, Inc. (a)	868	1,155,560
Revvity, Inc.	5,042	529,410
Thermo Fisher Scientific, Inc.	15,627	9,082,568
Waters Corp. (a)	2,395	824,431
West Pharmaceutical Services, Inc.	2,965	1,173,280
		25,183,591
MACHINERY — 1.9%
Caterpillar, Inc.	20,592	7,545,527
Cummins, Inc.	5,739	1,690,996
Deere & Co.	10,532	4,325,914
Dover Corp.	5,648	1,000,769
Fortive Corp.	14,184	1,220,108
IDEX Corp.	3,019	736,696
Illinois Tool Works, Inc.	11,054	2,966,120
Ingersoll Rand, Inc.	16,269	1,544,742
Nordson Corp.	2,178	597,948
Otis Worldwide Corp.	16,526	1,640,536
PACCAR, Inc.	21,156	2,621,017
Parker-Hannifin Corp.	5,170	2,873,434
Pentair PLC	6,639	567,236
Snap-on, Inc.	2,151	637,169
Stanley Black & Decker, Inc.	6,018	589,343
Westinghouse Air Brake Technologies Corp.	7,287	1,061,570
Xylem, Inc.	9,643	1,246,261
		32,865,386
MEDIA — 0.6%
Charter Communications, Inc. Class A (a)	3,994	1,160,776
Comcast Corp. Class A	160,268	6,947,618
Fox Corp. Class A	9,962	311,512
Fox Corp. Class B	5,917	169,344
Interpublic Group of Cos., Inc.	15,689	511,932
News Corp. Class A	15,604	408,513
News Corp. Class B	4,901	132,621
Omnicom Group, Inc.	8,010	775,048
Paramount Global Class B	20,233	238,142
		10,655,506
METALS & MINING — 0.4%
Freeport-McMoRan, Inc.	57,988	2,726,596
Newmont Corp.	46,853	1,679,211
Nucor Corp.	9,909	1,960,991
Steel Dynamics, Inc.	6,151	911,763
		7,278,561
Security Description	Shares	Value
MULTI-UTILITIES — 0.6%
Ameren Corp.	10,400	$769,184
CenterPoint Energy, Inc.	25,486	726,096
CMS Energy Corp.	11,640	702,357
Consolidated Edison, Inc.	13,930	1,264,983
Dominion Energy, Inc.	33,573	1,651,456
DTE Energy Co.	8,335	934,687
NiSource, Inc.	16,327	451,605
Public Service Enterprise Group, Inc.	20,133	1,344,482
Sempra	25,243	1,813,205
WEC Energy Group, Inc.	12,593	1,034,137
		10,692,192
OFFICE REITs — 0.1%
Alexandria Real Estate Equities, Inc. REIT	6,495	837,270
Boston Properties, Inc. REIT	5,590	365,083
		1,202,353
OIL, GAS & CONSUMABLE FUELS — 0.8%
Kinder Morgan, Inc.	78,217	1,434,500
Marathon Petroleum Corp.	14,885	2,999,327
ONEOK, Inc.	23,658	1,896,662
Phillips 66	17,392	2,840,809
Targa Resources Corp.	9,101	1,019,221
Valero Energy Corp.	13,749	2,346,817
Williams Cos., Inc.	48,938	1,907,114
		14,444,450
PERSONAL CARE PRODUCTS — 0.2%
Estee Lauder Cos., Inc. Class A	9,291	1,432,208
Kenvue, Inc.	69,939	1,500,891
		2,933,099
PHARMACEUTICALS — 4.0%
Bristol-Myers Squibb Co.	82,281	4,462,099
Catalent, Inc. (a)	7,235	408,416
Eli Lilly & Co.	32,253	25,091,544
Johnson & Johnson	97,368	15,402,644
Merck & Co., Inc.	102,494	13,524,083
Pfizer, Inc.	228,391	6,337,850
Viatris, Inc.	48,103	574,350
Zoetis, Inc.	18,586	3,144,937
		68,945,923
PROFESSIONAL SERVICES — 0.7%
Automatic Data Processing, Inc.	16,632	4,153,676
Broadridge Financial Solutions, Inc.	4,731	969,192
Dayforce, Inc. (a)	6,167	408,317
Equifax, Inc.	4,987	1,334,122
Jacobs Solutions, Inc.	5,082	781,256
Leidos Holdings, Inc.	5,697	746,820
Paychex, Inc.	12,906	1,584,857
Paycom Software, Inc.	1,970	392,050
Robert Half, Inc.	4,360	345,661

See accompanying notes to Schedule of Investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Verisk Analytics, Inc.	5,824	$1,372,891
		12,088,842
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
CBRE Group, Inc. Class A (a)	12,028	1,169,603
CoStar Group, Inc. (a)	16,327	1,577,188
		2,746,791
RESIDENTIAL REITs — 0.3%
AvalonBay Communities, Inc. REIT	5,738	1,064,743
Camden Property Trust REIT	4,239	417,118
Equity Residential REIT	13,612	859,053
Essex Property Trust, Inc. REIT	2,611	639,199
Invitation Homes, Inc. REIT	23,231	827,256
Mid-America Apartment Communities, Inc. REIT	4,730	622,374
UDR, Inc. REIT	12,130	453,783
		4,883,526
RETAIL REITs — 0.3%
Federal Realty Investment Trust REIT	2,932	299,416
Kimco Realty Corp. REIT	26,902	527,548
Realty Income Corp. REIT	33,637	1,819,762
Regency Centers Corp. REIT	6,343	384,132
Simon Property Group, Inc. REIT	13,168	2,060,660
		5,091,518
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 10.6%
Advanced Micro Devices, Inc. (a)	65,383	11,800,978
Analog Devices, Inc.	20,055	3,966,678
Applied Materials, Inc.	33,655	6,940,671
Broadcom, Inc.	17,806	23,600,250
Enphase Energy, Inc. (a)	5,427	656,558
First Solar, Inc. (a)	4,422	746,434
Intel Corp.	171,291	7,565,923
KLA Corp.	5,490	3,835,149
Lam Research Corp.	5,303	5,152,236
Microchip Technology, Inc.	21,860	1,961,061
Micron Technology, Inc.	44,365	5,230,190
Monolithic Power Systems, Inc.	1,965	1,331,130
NVIDIA Corp.	99,905	90,270,162
NXP Semiconductors NV	10,425	2,583,002
ON Semiconductor Corp. (a)	17,323	1,274,107
Qorvo, Inc. (a)	3,943	452,775
QUALCOMM, Inc.	45,060	7,628,658
Skyworks Solutions, Inc.	6,603	715,237
Teradyne, Inc.	6,269	707,331
Texas Instruments, Inc.	36,706	6,394,552
		182,813,082
SOFTWARE — 11.0%
Adobe, Inc. (a)	18,281	9,224,593
ANSYS, Inc. (a)	3,494	1,212,977
Autodesk, Inc. (a)	8,692	2,263,571
Cadence Design Systems, Inc. (a)	11,008	3,426,570
Security Description	Shares	Value
Fair Isaac Corp. (a)	1,005	$1,255,858
Fortinet, Inc. (a)	25,764	1,759,939
Gen Digital, Inc.	23,036	516,006
Intuit, Inc.	11,323	7,359,950
Microsoft Corp.	300,539	126,442,768
Oracle Corp.	64,555	8,108,754
Palo Alto Networks, Inc. (a)	12,659	3,596,802
PTC, Inc. (a)	4,843	915,036
Roper Technologies, Inc.	4,302	2,412,734
Salesforce, Inc.	39,153	11,792,100
ServiceNow, Inc. (a)	8,309	6,334,782
Synopsys, Inc. (a)	6,188	3,536,442
Tyler Technologies, Inc. (a)	1,651	701,691
		190,860,573
SPECIALIZED REITs — 1.0%
American Tower Corp. REIT	18,823	3,719,237
Crown Castle, Inc. REIT	17,364	1,837,632
Digital Realty Trust, Inc. REIT	12,250	1,764,490
Equinix, Inc. REIT	3,808	3,142,857
Extra Space Storage, Inc. REIT	8,507	1,250,529
Iron Mountain, Inc. REIT	11,624	932,361
Public Storage REIT	6,400	1,856,384
SBA Communications Corp. REIT	4,402	953,913
VICI Properties, Inc. REIT	41,844	1,246,533
Weyerhaeuser Co. REIT	29,745	1,068,143
		17,772,079
SPECIALTY RETAIL — 2.1%
AutoZone, Inc. (a)	698	2,199,852
Bath & Body Works, Inc.	9,148	457,583
Best Buy Co., Inc.	7,753	635,979
CarMax, Inc. (a)	6,530	568,828
Home Depot, Inc.	40,255	15,441,818
Lowe's Cos., Inc.	23,311	5,938,011
O'Reilly Automotive, Inc. (a)	2,389	2,696,894
Ross Stores, Inc.	13,680	2,007,677
TJX Cos., Inc.	46,238	4,689,458
Tractor Supply Co.	4,431	1,159,681
Ulta Beauty, Inc. (a)	1,990	1,040,531
		36,836,312
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.1%
Apple, Inc.	587,104	100,676,594
Hewlett Packard Enterprise Co.	51,969	921,410
HP, Inc.	35,162	1,062,596
NetApp, Inc.	8,421	883,952
Seagate Technology Holdings PLC	7,991	743,563
Western Digital Corp. (a)	12,777	871,902
		105,160,017
TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Lululemon Athletica, Inc. (a)	4,618	1,804,022
NIKE, Inc. Class B	49,232	4,626,823
Ralph Lauren Corp.	1,591	298,726
Tapestry, Inc.	9,277	440,472

See accompanying notes to Schedule of Investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
VF Corp.	12,939	$198,484
		7,368,527
TOBACCO — 0.5%
Altria Group, Inc.	71,518	3,119,615
Philip Morris International, Inc.	62,815	5,755,111
		8,874,726
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Fastenal Co.	22,876	1,764,655
United Rentals, Inc.	2,738	1,974,399
WW Grainger, Inc.	1,787	1,817,915
		5,556,969
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	7,770	949,572
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
T-Mobile U.S., Inc.	21,122	3,447,533
TOTAL COMMON STOCKS (Cost $1,335,444,484)		1,729,873,272
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (e) (f) (Cost $2,358,502)	2,357,953	2,358,660
TOTAL INVESTMENTS — 99.9% (Cost $1,337,802,986)		1,732,231,932
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		1,383,714
NET ASSETS — 100.0%		$1,733,615,646

(a)	Non-income producing security.
(b)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(c)	Amount is less than 0.05% of net assets.
(d)	All or a portion of the shares of the security are on loan at March 31, 2024.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2024.
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

At  March 31, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	10	06/21/2024	$2,597,547	$2,654,250	$56,703

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,729,873,272	$—	$—	$1,729,873,272
Short-Term Investment	2,358,660	—	—	2,358,660
TOTAL INVESTMENTS	$1,732,231,932	$—	$—	$1,732,231,932
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$56,703	$—	$—	$56,703
TOTAL OTHER FINANCIAL INSTRUMENTS:	$56,703	$—	$—	$56,703

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Corp.	12,860	$941,095	$96,272	$141,378	$(24,020)	$72,340	12,213	$944,309	$25,030
State Street Institutional Liquid Reserves Fund, Premier Class	1,697,127	1,697,466	27,481,043	26,819,794	(81)	26	2,357,953	2,358,660	95,375
State Street Navigator Securities Lending Portfolio II	—	—	9,498,451	9,498,451	—	—	—	—	896
Total		$2,638,561	$37,075,766	$36,459,623	$(24,101)	$72,366		$3,302,969	$121,301
See accompanying notes to Schedule of Investments.

SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AIR FREIGHT & LOGISTICS — 0.5%
Forward Air Corp.	200	$6,222
Hub Group, Inc. Class A	406	17,547
		23,769
AIRLINES — 0.6%
Allegiant Travel Co.	93	6,995
SkyWest, Inc. (a)	266	18,375
		25,370
AUTO COMPONENTS — 1.3%
American Axle & Manufacturing Holdings, Inc. (a)	773	5,689
Dorman Products, Inc. (a)	185	17,832
Gentherm, Inc. (a)	213	12,265
LCI Industries	164	20,182
Standard Motor Products, Inc.	124	4,160
		60,128
AUTOMOBILES — 0.3%
Winnebago Industries, Inc.	189	13,986
BANKS — 10.3%
Ameris Bancorp	420	20,320
Atlantic Union Bankshares Corp.	487	17,196
Axos Financial, Inc. (a)	329	17,779
Banc of California, Inc.	901	13,704
BancFirst Corp.	94	8,275
Bancorp, Inc. (a)	346	11,577
BankUnited, Inc.	480	13,440
Banner Corp.	224	10,752
Berkshire Hills Bancorp, Inc.	280	6,418
Central Pacific Financial Corp.	175	3,456
City Holding Co.	96	10,005
Community Bank System, Inc.	346	16,618
Customers Bancorp, Inc. (a)	185	9,816
FB Financial Corp.	232	8,737
First BanCorp	1,094	19,189
First Commonwealth Financial Corp.	670	9,326
First Financial Bancorp	618	13,856
First Hawaiian, Inc.	828	18,183
Hanmi Financial Corp.	198	3,152
Heritage Financial Corp.	230	4,460
Hilltop Holdings, Inc.	299	9,365
Hope Bancorp, Inc.	774	8,909
Independent Bank Group, Inc.	239	10,910
National Bank Holdings Corp. Class A	245	8,837
NBT Bancorp, Inc.	305	11,187
Northfield Bancorp, Inc.	242	2,352
Northwest Bancshares, Inc.	817	9,518
OFG Bancorp	305	11,227
Pacific Premier Bancorp, Inc.	622	14,928
Park National Corp.	93	12,634
Pathward Financial, Inc.	164	8,279
Provident Financial Services, Inc.	500	7,285
Renasant Corp.	364	11,400
S&T Bancorp, Inc.	251	8,052
Security Description	Shares	Value
Seacoast Banking Corp. of Florida	549	$13,939
Simmons First National Corp. Class A	812	15,802
Southside Bancshares, Inc.	187	5,466
Tompkins Financial Corp.	83	4,174
Triumph Financial, Inc. (a)	139	11,025
TrustCo Bank Corp.	123	3,464
Trustmark Corp.	401	11,272
Veritex Holdings, Inc.	350	7,172
WSFS Financial Corp.	393	17,740
		461,196
BEVERAGES — 0.4%
MGP Ingredients, Inc.	102	8,785
National Beverage Corp. (a)	153	7,262
		16,047
BIOTECHNOLOGY — 1.9%
Arcus Biosciences, Inc. (a)	351	6,627
Catalyst Pharmaceuticals, Inc. (a)	725	11,557
Dynavax Technologies Corp. (a)	844	10,474
Ironwood Pharmaceuticals, Inc. (a)	923	8,039
Myriad Genetics, Inc. (a)	575	12,259
REGENXBIO, Inc. (a)	269	5,668
Vericel Corp. (a)	309	16,074
Vir Biotechnology, Inc. (a)	562	5,693
Xencor, Inc. (a)	398	8,808
		85,199
BUILDING PRODUCTS — 2.8%
AAON, Inc.	442	38,940
American Woodmark Corp. (a)	105	10,674
AZZ, Inc.	163	12,602
Gibraltar Industries, Inc. (a)	201	16,187
Griffon Corp.	248	18,188
Quanex Building Products Corp.	217	8,339
Resideo Technologies, Inc. (a)	949	21,277
		126,207
CAPITAL MARKETS — 1.4%
Brightsphere Investment Group, Inc.	211	4,819
Donnelley Financial Solutions, Inc. (a)	161	9,984
Piper Sandler Cos.	99	19,651
StoneX Group, Inc. (a)	176	12,366
Virtus Investment Partners, Inc.	44	10,911
WisdomTree, Inc.	718	6,598
		64,329
CHEMICALS — 3.4%
AdvanSix, Inc.	175	5,005
Balchem Corp.	212	32,849
Hawkins, Inc.	124	9,523
HB Fuller Co.	356	28,387
Innospec, Inc.	164	21,146
Koppers Holdings, Inc.	140	7,724
Minerals Technologies, Inc.	213	16,035
Quaker Chemical Corp.	90	18,473
Stepan Co.	140	12,606
		151,748

See accompanying notes to Schedule of Investments.

SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMERCIAL SERVICES & SUPPLIES — 2.7%
ABM Industries, Inc.	408	$18,205
Brady Corp. Class A	294	17,428
Deluxe Corp.	291	5,992
Enviri Corp. (a)	546	4,996
GEO Group, Inc. (a)	799	11,282
HNI Corp.	301	13,584
Interface, Inc.	384	6,459
Liquidity Services, Inc. (a)	143	2,660
Matthews International Corp. Class A	201	6,247
MillerKnoll, Inc.	482	11,934
OPENLANE, Inc. (a)	718	12,422
Pitney Bowes, Inc.	1,001	4,334
Viad Corp. (a)	139	5,489
		121,032
COMMUNICATIONS EQUIPMENT — 1.2%
ADTRAN Holdings, Inc.	458	2,492
Digi International, Inc. (a)	238	7,599
Extreme Networks, Inc. (a)	836	9,647
Harmonic, Inc. (a)	750	10,080
NetScout Systems, Inc. (a)	466	10,178
Viavi Solutions, Inc. (a)	1,445	13,135
		53,131
CONSTRUCTION & ENGINEERING — 2.0%
Arcosa, Inc.	317	27,218
Dycom Industries, Inc. (a)	191	27,414
Granite Construction, Inc.	286	16,339
MYR Group, Inc. (a)	110	19,443
		90,414
CONSUMER FINANCE — 1.2%
Bread Financial Holdings, Inc.	321	11,954
Encore Capital Group, Inc. (a)	153	6,978
Enova International, Inc. (a)	189	11,875
Green Dot Corp. Class A (a)	294	2,743
PRA Group, Inc. (a)	265	6,911
PROG Holdings, Inc.	293	10,091
World Acceptance Corp. (a)	22	3,190
		53,742
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.8%
Andersons, Inc.	203	11,646
PriceSmart, Inc.	163	13,692
SpartanNash Co.	226	4,568
United Natural Foods, Inc. (a)	378	4,343
		34,249
DIVERSIFIED CONSUMER SERVICES — 1.5%
Adtalem Global Education, Inc. (a)	260	13,364
Frontdoor, Inc. (a)	518	16,877
Mister Car Wash, Inc. (a)	608	4,712
Strategic Education, Inc.	144	14,993
Stride, Inc. (a)	259	16,330
		66,276
Security Description	Shares	Value
DIVERSIFIED REITs — 0.4%
Alexander & Baldwin, Inc. REIT	474	$7,807
American Assets Trust, Inc. REIT	317	6,945
Armada Hoffler Properties, Inc. REIT	444	4,618
		19,370
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
Consolidated Communications Holdings, Inc. (a)	513	2,216
Lumen Technologies, Inc. (a)	6,556	10,227
		12,443
ELECTRICAL EQUIPMENT — 0.8%
Encore Wire Corp.	103	27,066
Powell Industries, Inc.	62	8,823
		35,889
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.1%
Arlo Technologies, Inc. (a)	611	7,729
Badger Meter, Inc.	193	31,229
Benchmark Electronics, Inc.	236	7,082
CTS Corp.	204	9,545
ePlus, Inc. (a)	174	13,666
Fabrinet (a)	238	44,987
Insight Enterprises, Inc. (a)	180	33,394
Itron, Inc. (a)	299	27,663
Methode Electronics, Inc.	221	2,692
OSI Systems, Inc. (a)	102	14,568
Plexus Corp. (a)	179	16,973
Rogers Corp. (a)	110	13,056
ScanSource, Inc. (a)	162	7,134
		229,718
ENERGY EQUIPMENT & SERVICES — 2.3%
Archrock, Inc.	892	17,546
Bristow Group, Inc. (a)	155	4,216
Core Laboratories, Inc.	298	5,090
Dril-Quip, Inc. (a)	223	5,024
Helix Energy Solutions Group, Inc. (a)	917	9,940
Helmerich & Payne, Inc.	642	27,002
Nabors Industries Ltd. (a)	59	5,082
Patterson-UTI Energy, Inc.	2,087	24,919
U.S. Silica Holdings, Inc. (a)	492	6,106
		104,925
ENTERTAINMENT — 0.3%
Cinemark Holdings, Inc. (a)	691	12,417
FINANCIAL SERVICES — 2.4%
EVERTEC, Inc.	422	16,838
Mr Cooper Group, Inc. (a)	424	33,051
Radian Group, Inc.	1,006	33,671
Walker & Dunlop, Inc.	219	22,132
		105,692
FOOD PRODUCTS — 1.7%
B&G Foods, Inc.	500	5,720
Calavo Growers, Inc.	116	3,226

See accompanying notes to Schedule of Investments.

SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Cal-Maine Foods, Inc.	264	$15,536
Fresh Del Monte Produce, Inc.	225	5,830
Hain Celestial Group, Inc. (a)	591	4,645
John B Sanfilippo & Son, Inc.	60	6,355
Simply Good Foods Co. (a)	591	20,112
TreeHouse Foods, Inc. (a)	325	12,659
		74,083
GAS UTILITIES — 0.2%
Northwest Natural Holding Co.	242	9,007
GROUND TRANSPORTATION — 0.6%
ArcBest Corp.	154	21,945
Heartland Express, Inc.	298	3,558
		25,503
HEALTH CARE EQUIPMENT & SUPPLIES — 2.5%
CONMED Corp.	200	16,016
Embecta Corp.	374	4,963
Glaukos Corp. (a)	317	29,890
Integer Holdings Corp. (a)	219	25,553
Merit Medical Systems, Inc. (a)	375	28,406
OraSure Technologies, Inc. (a)	494	3,038
Varex Imaging Corp. (a)	262	4,742
		112,608
HEALTH CARE PROVIDERS & SERVICES — 3.4%
Addus HomeCare Corp. (a)	105	10,851
AMN Healthcare Services, Inc. (a)	246	15,377
Cross Country Healthcare, Inc. (a)	227	4,249
Ensign Group, Inc.	368	45,787
Fulgent Genetics, Inc. (a)	142	3,081
ModivCare, Inc. (a)	75	1,759
OmniAb, Inc. (a) (b)	52	—
Owens & Minor, Inc. (a)	499	13,827
Pediatrix Medical Group, Inc. (a)	549	5,507
RadNet, Inc. (a)	423	20,583
Select Medical Holdings Corp.	684	20,623
U.S. Physical Therapy, Inc.	100	11,287
		152,931
HEALTH CARE REITs — 0.7%
CareTrust REIT, Inc.	847	20,641
LTC Properties, Inc. REIT	272	8,843
		29,484
HEALTH CARE TECHNOLOGY — 0.4%
Certara, Inc. (a)	696	12,444
HealthStream, Inc.	157	4,186
		16,630
HOTEL & RESORT REITs — 1.3%
Chatham Lodging Trust REIT	313	3,164
DiamondRock Hospitality Co. REIT	1,373	13,194
Pebblebrook Hotel Trust REIT	785	12,097
Summit Hotel Properties, Inc. REIT	705	4,590
Sunstone Hotel Investors, Inc. REIT	1,333	14,850
Xenia Hotels & Resorts, Inc. REIT	693	10,402
		58,297
Security Description	Shares	Value
HOTELS, RESTAURANTS & LEISURE — 2.2%
BJ's Restaurants, Inc. (a)	154	$5,572
Bloomin' Brands, Inc.	564	16,176
Brinker International, Inc. (a)	286	14,208
Cheesecake Factory, Inc.	303	10,953
Chuy's Holdings, Inc. (a)	113	3,812
Cracker Barrel Old Country Store, Inc.	144	10,473
Dine Brands Global, Inc.	106	4,927
Jack in the Box, Inc.	127	8,697
Shake Shack, Inc. Class A (a)	244	25,383
		100,201
HOUSEHOLD DURABLES — 4.1%
Cavco Industries, Inc. (a)	51	20,352
Century Communities, Inc.	184	17,756
Ethan Allen Interiors, Inc.	156	5,393
Green Brick Partners, Inc. (a)	165	9,938
La-Z-Boy, Inc.	280	10,534
LGI Homes, Inc. (a)	133	15,477
MDC Holdings, Inc.	388	24,409
Meritage Homes Corp.	237	41,584
Sonos, Inc. (a)	800	15,248
Tri Pointe Homes, Inc. (a)	630	24,356
		185,047
INDUSTRIAL REITs — 0.8%
Innovative Industrial Properties, Inc. REIT	182	18,844
LXP Industrial Trust REIT	1,899	17,129
		35,973
INSURANCE — 2.8%
Ambac Financial Group, Inc. (a)	288	4,501
American Equity Investment Life Holding Co. (a)	407	22,882
AMERISAFE, Inc.	126	6,321
Assured Guaranty Ltd.	353	30,799
Genworth Financial, Inc. Class A (a)	2,951	18,975
Horace Mann Educators Corp.	264	9,765
ProAssurance Corp. (a)	322	4,141
Safety Insurance Group, Inc.	96	7,890
Stewart Information Services Corp.	178	11,581
Trupanion, Inc. (a)	233	6,433
United Fire Group, Inc.	141	3,070
		126,358
INTERACTIVE MEDIA & SERVICES — 0.7%
Cars.com, Inc. (a)	403	6,923
QuinStreet, Inc. (a)	333	5,881
Yelp, Inc. (a)	448	17,651
		30,455
MACHINERY — 6.1%
Alamo Group, Inc.	67	15,298
Astec Industries, Inc.	145	6,338
Barnes Group, Inc.	329	12,222
Enerpac Tool Group Corp.	352	12,552
Enpro, Inc.	136	22,953
Federal Signal Corp.	396	33,609

See accompanying notes to Schedule of Investments.

SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Greenbrier Cos., Inc.	202	$10,524
Hillenbrand, Inc.	456	22,932
John Bean Technologies Corp.	207	21,712
Kennametal, Inc.	526	13,118
Lindsay Corp.	72	8,472
Proto Labs, Inc. (a)	168	6,006
SPX Technologies, Inc. (a)	297	36,570
Standex International Corp.	77	14,031
Tennant Co.	124	15,080
Trinity Industries, Inc.	529	14,733
Wabash National Corp.	295	8,832
		274,982
MARINE — 0.6%
Matson, Inc.	227	25,515
MEDIA — 0.4%
EW Scripps Co. Class A (a)	394	1,548
Scholastic Corp.	172	6,486
TechTarget, Inc. (a)	170	5,624
Thryv Holdings, Inc. (a)	212	4,713
		18,371
METALS & MINING — 2.1%
Carpenter Technology Corp.	322	22,997
Century Aluminum Co. (a)	336	5,171
Compass Minerals International, Inc.	224	3,526
Haynes International, Inc.	81	4,870
Kaiser Aluminum Corp.	105	9,383
Materion Corp.	134	17,654
Metallus, Inc. (a)	248	5,518
SunCoke Energy, Inc.	552	6,221
Warrior Met Coal, Inc.	337	20,456
		95,796
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.7%
Franklin BSP Realty Trust, Inc. REIT	531	7,094
PennyMac Mortgage Investment Trust REIT	573	8,412
Redwood Trust, Inc. REIT	853	5,434
Two Harbors Investment Corp. REIT	669	8,857
		29,797
MULTI-UTILITIES — 0.1%
Unitil Corp.	109	5,706
OFFICE REITs — 1.1%
Brandywine Realty Trust REIT	1,127	5,409
Easterly Government Properties, Inc. REIT	641	7,378
Hudson Pacific Properties, Inc. REIT	823	5,308
JBG SMITH Properties REIT	573	9,197
SL Green Realty Corp. REIT	421	23,210
		50,502
OIL, GAS & CONSUMABLE FUELS — 2.2%
Comstock Resources, Inc.	610	5,661
Green Plains, Inc. (a)	419	9,687
Security Description	Shares	Value
Par Pacific Holdings, Inc. (a)	361	$13,379
SM Energy Co.	759	37,836
Talos Energy, Inc. (a)	875	12,189
Vital Energy, Inc. (a)	160	8,406
World Kinect Corp.	390	10,316
		97,474
PERSONAL CARE PRODUCTS — 0.3%
Edgewell Personal Care Co.	332	12,828
PAPER & FOREST PRODUCTS — 0.1%
Clearwater Paper Corp. (a)	107	4,679
PHARMACEUTICALS — 1.1%
Amphastar Pharmaceuticals, Inc. (a)	244	10,714
Innoviva, Inc. (a)	364	5,547
Ligand Pharmaceuticals, Inc. (a)	107	7,822
Phibro Animal Health Corp. Class A	132	1,707
Prestige Consumer Healthcare, Inc. (a)	322	23,364
		49,154
PROFESSIONAL SERVICES — 1.0%
CSG Systems International, Inc.	182	9,380
Heidrick & Struggles International, Inc.	138	4,645
Kelly Services, Inc. Class A	217	5,434
Korn Ferry	342	22,490
Resources Connection, Inc.	210	2,763
TTEC Holdings, Inc.	110	1,141
		45,853
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.8%
Anywhere Real Estate, Inc. (a)	724	4,474
Cushman & Wakefield PLC (a)	1,099	11,496
Kennedy-Wilson Holdings, Inc.	772	6,624
St. Joe Co.	231	13,391
		35,985
RESIDENTIAL REITs — 0.5%
Centerspace REIT	102	5,828
Elme Communities REIT	569	7,921
Veris Residential, Inc. REIT	516	7,848
		21,597
RETAIL REITs — 1.9%
Acadia Realty Trust REIT	663	11,278
Getty Realty Corp. REIT	318	8,697
Retail Opportunity Investments Corp. REIT	840	10,769
SITE Centers Corp. REIT	1,168	17,111
Tanger, Inc. REIT	699	20,641
Urban Edge Properties REIT	763	13,177
Whitestone REIT	316	3,966
		85,639
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.7%
Axcelis Technologies, Inc. (a)	213	23,754
Cohu, Inc. (a)	308	10,266
Diodes, Inc. (a)	300	21,150
FormFactor, Inc. (a)	505	23,043

See accompanying notes to Schedule of Investments.

SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Kulicke & Soffa Industries, Inc.	365	$18,363
Semtech Corp. (a)	418	11,491
Veeco Instruments, Inc. (a)	365	12,837
		120,904
SOFTWARE — 3.1%
A10 Networks, Inc.	472	6,462
Adeia, Inc.	686	7,491
Agilysys, Inc. (a)	134	11,291
Alarm.com Holdings, Inc. (a)	325	23,553
InterDigital, Inc.	167	17,779
LiveRamp Holdings, Inc. (a)	431	14,869
Progress Software Corp.	286	15,246
SPS Commerce, Inc. (a)	241	44,561
		141,252
SPECIALIZED REITs — 0.5%
Four Corners Property Trust, Inc. REIT	600	14,682
Uniti Group, Inc. REIT	1,536	9,062
		23,744
SPECIALTY RETAIL — 5.8%
Abercrombie & Fitch Co. Class A (a)	328	41,108
Academy Sports & Outdoors, Inc.	482	32,554
American Eagle Outfitters, Inc.	1,207	31,129
Boot Barn Holdings, Inc. (a)	197	18,745
Caleres, Inc.	214	8,780
Group 1 Automotive, Inc.	87	25,424
Guess?, Inc.	176	5,539
Haverty Furniture Cos., Inc.	90	3,071
Hibbett, Inc.	76	5,838
Leslie's, Inc. (a)	1,187	7,715
Monro, Inc.	195	6,150
ODP Corp. (a)	217	11,512
Sally Beauty Holdings, Inc. (a)	677	8,408
Signet Jewelers Ltd.	291	29,120
Upbound Group, Inc.	297	10,457
Urban Outfitters, Inc. (a)	368	15,979
		261,529
TEXTILES, APPAREL & LUXURY GOODS — 1.2%
Hanesbrands, Inc. (a)	2,324	13,479
Movado Group, Inc.	103	2,877
Oxford Industries, Inc.	95	10,678
Security Description	Shares	Value
Steven Madden Ltd.	459	$19,406
Wolverine World Wide, Inc.	519	5,818
		52,258
TRADING COMPANIES & DISTRIBUTORS — 1.1%
Boise Cascade Co.	260	39,876
DNOW, Inc. (a)	693	10,534
		50,410
WATER UTILITIES — 1.1%
American States Water Co.	240	17,338
California Water Service Group	375	17,430
Middlesex Water Co.	116	6,090
SJW Group	187	10,582
		51,440
TOTAL COMMON STOCKS (Cost $4,348,398)		4,479,269
SHORT-TERM INVESTMENT — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (c) (d) (Cost $13,353)	13,349	13,353
TOTAL INVESTMENTS — 100.1% (Cost $4,361,751)		4,492,622
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(3,347)
NET ASSETS — 100.0%		$4,489,275
(a)	Non-income producing security.
(b)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2024, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2024.
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$4,479,269	$—	$0(a)	$4,479,269
Short-Term Investment	13,353	—	—	13,353
TOTAL INVESTMENTS	$4,492,622	$—	$0	$4,492,622
(a)	The Fund held a Level 3 security that was valued at $0 at March 31, 2024.

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	7,801	$7,803	$260,876	$255,324	$(2)	$—	13,349	$13,353	$374
See accompanying notes to Schedule of Investments.

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.7%
AAR Corp. (a)	130,226	$7,796,631
AeroVironment, Inc. (a)	156,006	23,912,600
Moog, Inc. Class A	160,207	25,577,047
National Presto Industries, Inc.	13,337	1,117,641
		58,403,919
AIRLINES — 0.3%
SkyWest, Inc. (a)	120,435	8,319,650
Sun Country Airlines Holdings, Inc. (a)	100,317	1,513,783
		9,833,433
AUTO COMPONENTS — 1.4%
Dorman Products, Inc. (a)	106,781	10,292,620
Gentherm, Inc. (a)	85,293	4,911,171
LCI Industries (b)	87,132	10,722,464
Patrick Industries, Inc. (b)	116,240	13,887,193
XPEL, Inc. (a) (b)	119,995	6,482,130
		46,295,578
AUTOMOBILES — 0.2%
Winnebago Industries, Inc. (b)	88,768	6,568,832
BANKS — 4.1%
Axos Financial, Inc. (a)	173,956	9,400,582
BancFirst Corp.	50,795	4,471,484
Bancorp, Inc. (a)	293,080	9,806,457
Bank of Hawaii Corp. (b)	89,645	5,592,951
Berkshire Hills Bancorp, Inc.	119,157	2,731,078
Cathay General Bancorp	192,370	7,277,357
City Holding Co.	50,236	5,235,596
Customers Bancorp, Inc. (a)	159,326	8,453,838
First BanCorp	940,131	16,489,898
First Commonwealth Financial Corp.	265,699	3,698,530
Lakeland Financial Corp.	67,581	4,481,972
OFG Bancorp	256,822	9,453,618
Park National Corp. (b)	33,264	4,518,914
Pathward Financial, Inc.	138,572	6,995,115
Preferred Bank (b)	70,542	5,415,509
S&T Bancorp, Inc.	114,695	3,679,416
ServisFirst Bancshares, Inc. (b)	122,688	8,141,576
Southside Bancshares, Inc. (b)	63,806	1,865,049
Triumph Financial, Inc. (a)	117,647	9,331,760
Westamerica BanCorp	91,801	4,487,233
WSFS Financial Corp.	147,952	6,678,553
		138,206,486
BEVERAGES — 0.2%
MGP Ingredients, Inc. (b)	51,172	4,407,444
National Beverage Corp. (a)	72,654	3,448,159
		7,855,603
BIOTECHNOLOGY — 2.0%
Alkermes PLC (a)	596,222	16,139,730
Arcus Biosciences, Inc. (a)	125,748	2,374,122
Security Description	Shares	Value
Catalyst Pharmaceuticals, Inc. (a)	625,734	$9,974,200
Dynavax Technologies Corp. (a)	704,837	8,747,027
Ironwood Pharmaceuticals, Inc. (a)	442,359	3,852,947
Myriad Genetics, Inc. (a)	245,383	5,231,566
REGENXBIO, Inc. (a)	99,184	2,089,807
Vericel Corp. (a)	266,725	13,875,034
Xencor, Inc. (a)	179,181	3,965,275
		66,249,708
BUILDING PRODUCTS — 3.4%
AAON, Inc.	373,081	32,868,437
American Woodmark Corp. (a)	48,484	4,928,883
Apogee Enterprises, Inc.	56,408	3,339,354
Armstrong World Industries, Inc.	245,925	30,548,803
AZZ, Inc. (b)	136,927	10,585,826
Gibraltar Industries, Inc. (a)	166,605	13,416,701
Griffon Corp.	141,950	10,410,613
Insteel Industries, Inc.	69,626	2,661,106
Quanex Building Products Corp.	128,621	4,942,905
		113,702,628
CAPITAL MARKETS — 2.0%
Artisan Partners Asset Management, Inc. Class A (b)	209,618	9,594,216
BGC Group, Inc. Class A	1,228,414	9,544,777
Brightsphere Investment Group, Inc.	114,122	2,606,546
Donnelley Financial Solutions, Inc. (a)	134,960	8,368,870
Moelis & Co. Class A	196,754	11,169,724
Piper Sandler Cos.	41,516	8,240,511
PJT Partners, Inc. Class A (b)	71,653	6,754,012
Virtus Investment Partners, Inc.	24,055	5,965,159
WisdomTree, Inc. (b)	624,605	5,740,120
		67,983,935
CHEMICALS — 2.1%
Balchem Corp.	98,988	15,338,191
Hawkins, Inc.	106,592	8,186,266
HB Fuller Co.	145,267	11,583,591
Innospec, Inc.	85,608	11,038,295
Koppers Holdings, Inc.	62,617	3,454,580
Minerals Technologies, Inc.	91,814	6,911,758
Quaker Chemical Corp.	39,250	8,056,062
Sensient Technologies Corp.	102,481	7,090,660
		71,659,403
COMMERCIAL SERVICES & SUPPLIES — 1.2%
Brady Corp. Class A	158,870	9,417,814
HNI Corp.	157,598	7,112,398
Liquidity Services, Inc. (a)	127,582	2,373,025
Matthews International Corp. Class A	110,348	3,429,616
UniFirst Corp.	34,949	6,061,205
Vestis Corp.	390,613	7,527,112

See accompanying notes to Schedule of Investments.

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Viad Corp. (a)	118,301	$4,671,706
		40,592,876
COMMUNICATIONS EQUIPMENT — 0.4%
Calix, Inc. (a)	157,296	5,215,935
Extreme Networks, Inc. (a)	438,344	5,058,490
Harmonic, Inc. (a)	342,875	4,608,240
		14,882,665
CONSTRUCTION & ENGINEERING — 1.1%
Arcosa, Inc.	160,783	13,804,828
Granite Construction, Inc.	126,458	7,224,546
MYR Group, Inc. (a)	93,264	16,484,412
		37,513,786
CONSUMER FINANCE — 0.3%
PROG Holdings, Inc.	243,669	8,391,960
World Acceptance Corp. (a)	19,324	2,801,594
		11,193,554
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.2%
Andersons, Inc.	95,007	5,450,552
CONTAINERS & PACKAGING — 0.4%
Myers Industries, Inc.	102,788	2,381,598
Sealed Air Corp.	315,943	11,753,080
		14,134,678
DIVERSIFIED CONSUMER SERVICES — 1.5%
Adtalem Global Education, Inc. (a)	214,178	11,008,749
Frontdoor, Inc. (a)	444,904	14,494,972
Mister Car Wash, Inc. (a) (b)	225,769	1,749,710
Perdoceo Education Corp.	208,267	3,657,168
Strategic Education, Inc.	48,213	5,019,938
Stride, Inc. (a)	217,960	13,742,378
		49,672,915
DIVERSIFIED REITs — 0.4%
Armada Hoffler Properties, Inc. REIT	165,008	1,716,083
Essential Properties Realty Trust, Inc. REIT	443,619	11,826,883
		13,542,966
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
Cogent Communications Holdings, Inc. (b)	234,732	15,335,041
Shenandoah Telecommunications Co.	283,718	4,928,182
		20,263,223
ELECTRIC UTILITIES — 0.9%
MGE Energy, Inc.	108,928	8,574,812
Otter Tail Corp. (b)	232,622	20,098,541
		28,673,353
ELECTRICAL EQUIPMENT — 1.0%
Encore Wire Corp. (b)	87,362	22,956,986
Powell Industries, Inc.	51,658	7,350,933
Security Description	Shares	Value
Vicor Corp. (a)	67,865	$2,595,158
		32,903,077
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.6%
Advanced Energy Industries, Inc.	126,457	12,896,085
Arlo Technologies, Inc. (a)	534,316	6,759,097
Badger Meter, Inc.	162,405	26,278,753
CTS Corp.	98,641	4,615,412
ePlus, Inc. (a)	88,458	6,947,491
Fabrinet (a)	200,815	37,958,051
Insight Enterprises, Inc. (a) (b)	100,420	18,629,918
Itron, Inc. (a)	121,807	11,269,584
Knowles Corp. (a)	209,465	3,372,387
OSI Systems, Inc. (a)	85,752	12,247,101
Plexus Corp. (a)	68,103	6,457,527
Rogers Corp. (a)	61,086	7,250,297
		154,681,703
ENERGY EQUIPMENT & SERVICES — 2.5%
Archrock, Inc.	767,181	15,090,450
Core Laboratories, Inc.	116,979	1,998,002
Helix Energy Solutions Group, Inc. (a)	771,497	8,363,028
Helmerich & Payne, Inc.	291,921	12,278,197
Liberty Energy, Inc. (b)	846,524	17,539,977
Oceaneering International, Inc. (a)	550,993	12,893,236
Patterson-UTI Energy, Inc.	966,264	11,537,192
RPC, Inc. (b)	481,750	3,728,745
		83,428,827
ENTERTAINMENT — 0.9%
Cinemark Holdings, Inc. (a) (b)	579,988	10,422,384
Madison Square Garden Sports Corp. (a)	93,180	17,193,574
Marcus Corp.	75,279	1,073,479
		28,689,437
FINANCIAL SERVICES — 1.5%
EVERTEC, Inc.	361,083	14,407,212
NMI Holdings, Inc. Class A (a)	287,396	9,294,386
Payoneer Global, Inc. (a)	590,923	2,871,886
Radian Group, Inc.	470,506	15,747,836
Walker & Dunlop, Inc. (b)	81,089	8,194,854
		50,516,174
FOOD PRODUCTS — 1.2%
Cal-Maine Foods, Inc. (b)	222,566	13,098,009
J & J Snack Foods Corp.	84,865	12,268,084
John B Sanfilippo & Son, Inc.	26,943	2,853,803
Simply Good Foods Co. (a)	312,759	10,643,189
Tootsie Roll Industries, Inc.	61,883	1,982,097
		40,845,182
GAS UTILITIES — 0.2%
Chesapeake Utilities Corp.	55,011	5,902,680

See accompanying notes to Schedule of Investments.

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
GROUND TRANSPORTATION — 0.9%
ArcBest Corp.	132,013	$18,811,852
Heartland Express, Inc.	143,672	1,715,444
Marten Transport Ltd.	153,838	2,842,926
RXO, Inc. (a)	303,485	6,637,217
		30,007,439
HEALTH CARE EQUIPMENT & SUPPLIES — 3.5%
Artivion, Inc. (a) (b)	119,862	2,536,280
CONMED Corp.	168,380	13,483,870
Glaukos Corp. (a) (b)	270,189	25,476,121
Inari Medical, Inc. (a)	162,500	7,796,750
Integer Holdings Corp. (a)	185,796	21,678,677
LeMaitre Vascular, Inc.	107,825	7,155,267
Merit Medical Systems, Inc. (a)	190,353	14,419,240
OraSure Technologies, Inc. (a)	416,632	2,562,287
STAAR Surgical Co. (a)	168,044	6,432,724
Tandem Diabetes Care, Inc. (a) (b)	169,224	5,992,222
UFP Technologies, Inc. (a)	39,364	9,927,601
		117,461,039
HEALTH CARE PROVIDERS & SERVICES — 3.6%
Addus HomeCare Corp. (a)	38,609	3,989,854
AMN Healthcare Services, Inc. (a)	114,971	7,186,837
Astrana Health, Inc. (a) (b)	234,112	9,830,363
CorVel Corp. (a)	50,644	13,317,346
Ensign Group, Inc.	310,876	38,679,192
National HealthCare Corp.	35,906	3,393,476
NeoGenomics, Inc. (a) (b)	696,493	10,948,870
OmniAb, Inc. (a) (b) (c)	65,116	—
Privia Health Group, Inc. (a) (b)	561,796	11,005,584
RadNet, Inc. (a)	359,866	17,511,080
U.S. Physical Therapy, Inc. (b)	46,568	5,256,130
		121,118,732
HEALTH CARE REITs — 0.5%
CareTrust REIT, Inc.	449,399	10,951,854
Community Healthcare Trust, Inc. REIT	58,034	1,540,803
LTC Properties, Inc. REIT	100,812	3,277,398
Universal Health Realty Income Trust REIT	34,988	1,284,409
		17,054,464
HEALTH CARE TECHNOLOGY — 0.4%
Certara, Inc. (a) (b)	350,599	6,268,710
HealthStream, Inc.	72,382	1,929,704
Schrodinger, Inc. (a) (b)	172,881	4,667,787
Simulations Plus, Inc. (b)	53,608	2,205,969
		15,072,170
HOTEL & RESORT REITs — 1.5%
Apple Hospitality REIT, Inc.	1,186,701	19,438,162
DiamondRock Hospitality Co. REIT	1,145,867	11,011,782
Security Description	Shares	Value
Summit Hotel Properties, Inc. REIT	312,454	$2,034,076
Sunstone Hotel Investors, Inc. REIT	1,124,399	12,525,805
Xenia Hotels & Resorts, Inc. REIT	335,809	5,040,493
		50,050,318
HOTELS, RESTAURANTS & LEISURE — 2.6%
Bloomin' Brands, Inc. (b)	240,012	6,883,544
Brinker International, Inc. (a) (b)	104,964	5,214,612
Cheesecake Factory, Inc. (b)	121,545	4,393,852
Chuy's Holdings, Inc. (a)	57,224	1,930,166
Dave & Buster's Entertainment, Inc. (a)	175,742	11,001,449
Dine Brands Global, Inc.	38,105	1,771,120
Golden Entertainment, Inc.	71,624	2,637,912
Jack in the Box, Inc.	106,600	7,299,968
Monarch Casino & Resort, Inc.	75,440	5,657,246
Papa John's International, Inc.	85,677	5,706,088
Sabre Corp. (a) (b)	1,136,129	2,749,432
Shake Shack, Inc. Class A (a)	208,982	21,740,397
Six Flags Entertainment Corp. (a)	404,560	10,648,019
		87,633,805
HOUSEHOLD DURABLES — 4.7%
Cavco Industries, Inc. (a)	43,366	17,305,636
Century Communities, Inc.	81,297	7,845,160
Ethan Allen Interiors, Inc.	53,572	1,851,984
Green Brick Partners, Inc. (a)	138,316	8,330,773
Installed Building Products, Inc. (b)	129,659	33,546,673
La-Z-Boy, Inc.	131,343	4,941,124
LGI Homes, Inc. (a) (b)	69,274	8,061,415
M/I Homes, Inc. (a)	155,278	21,162,839
Meritage Homes Corp.	201,658	35,382,913
Tri Pointe Homes, Inc. (a)	323,696	12,514,087
Worthington Enterprises, Inc. (b)	114,464	7,123,095
		158,065,699
HOUSEHOLD PRODUCTS — 0.7%
Energizer Holdings, Inc.	172,667	5,083,316
WD-40 Co. (b)	75,179	19,043,593
		24,126,909
INDUSTRIAL REITs — 0.3%
Innovative Industrial Properties, Inc. REIT (b)	84,024	8,699,845
INSURANCE — 2.1%
Ambac Financial Group, Inc. (a)	255,653	3,995,856
American Equity Investment Life Holding Co. (a)	225,551	12,680,477
AMERISAFE, Inc.	46,912	2,353,575
Assured Guaranty Ltd.	182,074	15,885,957
Goosehead Insurance, Inc. Class A (a) (b)	133,552	8,897,234
HCI Group, Inc. (b)	36,690	4,258,975

See accompanying notes to Schedule of Investments.

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Palomar Holdings, Inc. (a)	135,275	$11,340,103
SiriusPoint Ltd. (a)	510,874	6,493,209
Trupanion, Inc. (a) (b)	97,155	2,682,450
		68,587,836
INTERACTIVE MEDIA & SERVICES — 1.6%
Cargurus, Inc. (a) (b)	468,254	10,807,302
Cars.com, Inc. (a)	347,425	5,968,761
Shutterstock, Inc. (b)	70,349	3,222,688
TripAdvisor, Inc. (a) (b)	603,488	16,770,932
Yelp, Inc. (a)	382,440	15,068,136
		51,837,819
IT SERVICES — 0.2%
Perficient, Inc. (a)	118,188	6,652,803
LIFE SCIENCES TOOLS & SERVICES — 0.1%
BioLife Solutions, Inc. (a) (b)	119,160	2,210,418
MACHINERY — 6.5%
Alamo Group, Inc.	57,795	13,196,332
Albany International Corp. Class A	81,582	7,628,733
Enerpac Tool Group Corp.	197,068	7,027,445
Enpro, Inc.	51,227	8,645,581
ESCO Technologies, Inc.	144,057	15,421,302
Federal Signal Corp.	337,229	28,620,625
Franklin Electric Co., Inc.	221,040	23,609,282
John Bean Technologies Corp.	104,404	10,950,936
Lindsay Corp.	30,450	3,582,747
Mueller Industries, Inc.	628,054	33,870,952
Proto Labs, Inc. (a)	94,939	3,394,069
SPX Technologies, Inc. (a)	252,567	31,098,575
Standex International Corp.	64,935	11,832,456
Tennant Co.	102,207	12,429,393
Trinity Industries, Inc.	230,920	6,431,122
		217,739,550
MARINE — 0.7%
Matson, Inc.	194,688	21,882,931
MEDIA — 0.1%
TechTarget, Inc. (a)	85,012	2,812,197
METALS & MINING — 4.0%
Alpha Metallurgical Resources, Inc.	65,904	21,825,428
Arch Resources, Inc.	69,404	11,159,469
ATI, Inc. (a) (b)	705,737	36,112,562
Carpenter Technology Corp.	275,575	19,681,566
Haynes International, Inc.	40,557	2,438,287
Materion Corp.	115,262	15,185,769
Metallus, Inc. (a) (b)	124,287	2,765,386
Olympic Steel, Inc.	27,435	1,944,593
Warrior Met Coal, Inc.	290,265	17,619,085
Worthington Steel, Inc.	119,164	4,272,029
		133,004,174
Security Description	Shares	Value
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.9%
Apollo Commercial Real Estate Finance, Inc. REIT (b)	455,156	$5,070,438
ARMOUR Residential REIT, Inc. (b)	191,294	3,781,882
Ellington Financial, Inc. REIT (b)	442,987	5,231,677
New York Mortgage Trust, Inc. REIT (b)	512,372	3,689,078
Redwood Trust, Inc. REIT (b)	709,260	4,517,986
Two Harbors Investment Corp. REIT	561,553	7,434,962
		29,726,023
MULTI-UTILITIES — 0.1%
Unitil Corp.	41,221	2,157,919
OIL, GAS & CONSUMABLE FUELS — 4.5%
California Resources Corp.	359,758	19,822,666
Comstock Resources, Inc. (b)	266,416	2,472,341
CONSOL Energy, Inc.	145,755	12,208,439
CVR Energy, Inc.	87,375	3,115,793
Dorian LPG Ltd.	192,245	7,393,743
Magnolia Oil & Gas Corp. Class A (b)	1,025,293	26,606,353
Northern Oil & Gas, Inc. (b)	509,030	20,198,310
Par Pacific Holdings, Inc. (a)	304,332	11,278,544
Peabody Energy Corp. (b)	278,544	6,757,477
REX American Resources Corp. (a)	83,757	4,917,373
SM Energy Co.	640,231	31,915,515
Vital Energy, Inc. (a) (b)	67,522	3,547,606
		150,234,160
PERSONAL CARE PRODUCTS — 0.4%
Inter Parfums, Inc.	98,104	13,784,593
PHARMACEUTICALS — 1.5%
Amphastar Pharmaceuticals, Inc. (a)	203,875	8,952,151
ANI Pharmaceuticals, Inc. (a)	85,238	5,892,503
Collegium Pharmaceutical, Inc. (a) (b)	177,304	6,882,941
Corcept Therapeutics, Inc. (a) (b)	330,344	8,321,365
Harmony Biosciences Holdings, Inc. (a)	80,038	2,687,676
Innoviva, Inc. (a)	160,245	2,442,134
Prestige Consumer Healthcare, Inc. (a)	130,124	9,441,798
Supernus Pharmaceuticals, Inc. (a)	123,799	4,222,784
		48,843,352
PROFESSIONAL SERVICES — 1.1%
CSG Systems International, Inc.	78,677	4,055,013
Korn Ferry	166,593	10,955,156
Verra Mobility Corp. (a)	926,785	23,141,821
		38,151,990

See accompanying notes to Schedule of Investments.

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
eXp World Holdings, Inc. (b)	433,585	$4,478,933
Marcus & Millichap, Inc.	55,514	1,896,913
St. Joe Co.	194,586	11,280,151
		17,655,997
RESIDENTIAL REITs — 0.1%
Veris Residential, Inc. REIT	182,092	2,769,619
RETAIL REITs — 1.5%
Getty Realty Corp. REIT	116,781	3,193,961
Phillips Edison & Co., Inc. REIT	343,230	12,311,660
Saul Centers, Inc. REIT	36,286	1,396,648
SITE Centers Corp. REIT	477,145	6,990,174
Tanger, Inc. REIT	592,492	17,496,289
Urban Edge Properties REIT	391,349	6,758,597
Whitestone REIT	132,062	1,657,378
		49,804,707
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.5%
Axcelis Technologies, Inc. (a)	182,253	20,324,855
CEVA, Inc. (a)	58,159	1,320,791
Cohu, Inc. (a)	110,225	3,673,799
Diodes, Inc. (a)	153,091	10,792,916
FormFactor, Inc. (a)	434,167	19,811,040
Kulicke & Soffa Industries, Inc. (b)	193,744	9,747,261
MaxLinear, Inc. (a)	259,691	4,848,431
PDF Solutions, Inc. (a)	172,871	5,820,567
Photronics, Inc. (a)	246,923	6,992,859
Semtech Corp. (a) (b)	163,410	4,492,141
SiTime Corp. (a)	57,380	5,349,537
SMART Global Holdings, Inc. (a)	121,170	3,189,194
SolarEdge Technologies, Inc. (a) (b)	120,746	8,570,551
Veeco Instruments, Inc. (a) (b)	307,877	10,828,034
		115,761,976
SOFTWARE — 5.7%
A10 Networks, Inc.	186,089	2,547,558
ACI Worldwide, Inc. (a)	374,717	12,444,352
Adeia, Inc.	243,424	2,658,190
Agilysys, Inc. (a)	109,959	9,265,145
Alarm.com Holdings, Inc. (a)	278,737	20,200,070
BlackLine, Inc. (a)	186,602	12,050,757
Box, Inc. Class A (a)	479,571	13,581,451
DoubleVerify Holdings, Inc. (a)	771,470	27,124,885
Envestnet, Inc. (a) (b)	117,888	6,826,894
InterDigital, Inc. (b)	143,567	15,284,143
LiveRamp Holdings, Inc. (a)	368,686	12,719,667
N-able, Inc. (a)	252,168	3,295,836
Progress Software Corp. (b)	240,185	12,804,262
SPS Commerce, Inc. (a)	202,972	37,529,523
Xperi, Inc. (a)	124,859	1,505,800
		189,838,533
Security Description	Shares	Value
SPECIALIZED REITs — 0.5%
Four Corners Property Trust, Inc. REIT	224,885	$5,502,936
Outfront Media, Inc. REIT	344,689	5,787,329
Uniti Group, Inc. REIT	669,038	3,947,324
		15,237,589
SPECIALTY RETAIL — 4.9%
Abercrombie & Fitch Co. Class A (a)	278,751	34,935,863
American Eagle Outfitters, Inc. (b)	1,027,903	26,509,618
Asbury Automotive Group, Inc. (a)	56,357	13,287,854
Boot Barn Holdings, Inc. (a) (b)	169,210	16,100,332
Buckle, Inc.	97,285	3,917,667
Group 1 Automotive, Inc.	73,993	21,622,974
Guess?, Inc.	154,739	4,869,636
Signet Jewelers Ltd. (b)	246,888	24,706,082
Upbound Group, Inc.	140,866	4,959,892
Urban Outfitters, Inc. (a)	309,926	13,456,987
		164,366,905
TEXTILES, APPAREL & LUXURY GOODS — 1.3%
Kontoor Brands, Inc.	279,086	16,814,932
Oxford Industries, Inc. (b)	80,073	9,000,205
Steven Madden Ltd. (b)	391,532	16,553,973
		42,369,110
TOBACCO — 0.1%
Vector Group Ltd.	337,448	3,698,430
TRADING COMPANIES & DISTRIBUTORS — 2.1%
Air Lease Corp.	118,759	6,108,963
Boise Cascade Co.	219,088	33,601,527
GMS, Inc. (a)	222,010	21,610,453
Rush Enterprises, Inc. Class A	155,735	8,334,937
		69,655,880
WATER UTILITIES — 0.6%
American States Water Co.	106,779	7,713,715
California Water Service Group	130,159	6,049,790
Middlesex Water Co.	46,382	2,435,055
SJW Group	70,555	3,992,708
		20,191,268
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Gogo, Inc. (a)	166,064	1,458,042
Telephone & Data Systems, Inc.	278,390	4,459,808
		5,917,850
TOTAL COMMON STOCKS (Cost $2,735,547,491)		3,333,831,222
SHORT-TERM INVESTMENTS — 4.2%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (d) (e)	3,959,902	3,961,090

See accompanying notes to Schedule of Investments.

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (f) (g)	134,444,328	$134,444,328
TOTAL SHORT-TERM INVESTMENTS (Cost $138,405,418)		138,405,418
TOTAL INVESTMENTS — 104.0% (Cost $2,873,952,909)		3,472,236,640
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.0)%		(132,204,739)
NET ASSETS — 100.0%		$3,340,031,901
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2024.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2024, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2024.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,333,831,222	$—	$0(a)	$3,333,831,222
Short-Term Investments	138,405,418	—	—	138,405,418
TOTAL INVESTMENTS	$3,472,236,640	$—	$0	$3,472,236,640
(a)	The Fund held a Level 3 security that was valued at $0 at March 31, 2024.

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	4,134,416	$4,135,243	$73,110,590	$73,286,031	$1,288	$—	3,959,902	$3,961,090	$113,496
State Street Navigator Securities Lending Portfolio II	196,880,455	196,880,455	918,433,944	980,870,071	—	—	134,444,328	134,444,328	320,940
Total		$201,015,698	$991,544,534	$1,054,156,102	$1,288	$—		$138,405,418	$434,436
See accompanying notes to Schedule of Investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 0.8%
AAR Corp. (a)	62,080	$3,716,730
Kaman Corp.	191,994	8,806,765
Mercury Systems, Inc. (a)	362,139	10,683,100
National Presto Industries, Inc.	20,681	1,733,068
Triumph Group, Inc. (a)	519,757	7,817,145
		32,756,808
AIR FREIGHT & LOGISTICS — 0.6%
Forward Air Corp.	210,264	6,541,313
Hub Group, Inc. Class A	425,881	18,406,577
		24,947,890
AIRLINES — 1.8%
Alaska Air Group, Inc. (a) (b)	858,710	36,915,943
Allegiant Travel Co. (b)	96,751	7,276,643
JetBlue Airways Corp. (a) (b)	2,261,249	16,778,467
SkyWest, Inc. (a)	127,641	8,817,440
Sun Country Airlines Holdings, Inc. (a)	150,876	2,276,719
		72,065,212
AUTO COMPONENTS — 1.3%
American Axle & Manufacturing Holdings, Inc. (a)	783,761	5,768,481
Dana, Inc.	868,405	11,028,744
Dorman Products, Inc. (a)	58,822	5,669,853
Gentherm, Inc. (a)	119,572	6,884,956
LCI Industries (b)	63,324	7,792,651
Phinia, Inc.	317,659	12,207,635
Standard Motor Products, Inc. (b)	131,520	4,412,496
		53,764,816
AUTOMOBILES — 0.2%
Winnebago Industries, Inc. (b)	86,588	6,407,512
BANKS — 13.0%
Ameris Bancorp	442,007	21,384,299
Atlantic Union Bankshares Corp.	512,034	18,079,921
Axos Financial, Inc. (a)	126,380	6,829,575
Banc of California, Inc.	946,414	14,394,957
BancFirst Corp.	38,802	3,415,740
Bank of Hawaii Corp. (b)	165,184	10,305,830
BankUnited, Inc.	506,611	14,185,108
Banner Corp.	232,160	11,143,680
Berkshire Hills Bancorp, Inc.	153,949	3,528,511
Brookline Bancorp, Inc.	598,232	5,958,391
Capitol Federal Financial, Inc.	833,894	4,970,008
Cathay General Bancorp	267,212	10,108,630
Central Pacific Financial Corp.	190,414	3,760,676
City Holding Co. (b)	41,817	4,358,168
Community Bank System, Inc.	363,814	17,473,986
CVB Financial Corp.	902,736	16,104,810
Dime Community Bancshares, Inc.	245,972	4,737,421
Eagle Bancorp, Inc.	210,694	4,949,202
Security Description	Shares	Value
FB Financial Corp.	238,110	$8,967,223
First Bancorp/Southern Pines NC	279,053	10,079,394
First Commonwealth Financial Corp. (b)	378,781	5,272,631
First Financial Bancorp	648,231	14,533,339
First Hawaiian, Inc.	871,379	19,135,483
Fulton Financial Corp.	1,117,669	17,759,760
Hanmi Financial Corp.	214,016	3,407,135
Heritage Financial Corp.	245,680	4,763,735
Hilltop Holdings, Inc.	320,916	10,051,089
Hope Bancorp, Inc.	814,545	9,375,413
Independent Bank Corp.	292,231	15,201,857
Independent Bank Group, Inc.	242,764	11,082,177
Lakeland Financial Corp. (b)	90,791	6,021,259
National Bank Holdings Corp. Class A	256,190	9,240,773
NBT Bancorp, Inc. (b)	318,518	11,683,240
Northfield Bancorp, Inc.	278,540	2,707,409
Northwest Bancshares, Inc. (b)	881,634	10,271,036
Pacific Premier Bancorp, Inc.	653,720	15,689,280
Park National Corp. (b)	57,211	7,772,114
Provident Financial Services, Inc.	511,008	7,445,387
Renasant Corp.	379,825	11,896,119
S&T Bancorp, Inc.	126,539	4,059,371
Seacoast Banking Corp. of Florida	574,572	14,588,383
ServisFirst Bancshares, Inc. (b)	178,964	11,876,051
Simmons First National Corp. Class A	853,803	16,615,006
Southside Bancshares, Inc. (b)	123,187	3,600,756
Stellar Bancorp, Inc.	317,315	7,729,793
Tompkins Financial Corp. (b)	87,928	4,421,899
TrustCo Bank Corp.	133,945	3,771,891
Trustmark Corp.	413,024	11,610,105
United Community Banks, Inc.	812,899	21,395,502
Veritex Holdings, Inc.	367,132	7,522,535
WaFd, Inc.	462,431	13,424,372
Westamerica BanCorp	73,182	3,577,136
WSFS Financial Corp.	224,812	10,148,014
		522,385,580
BEVERAGES — 0.2%
MGP Ingredients, Inc. (b)	46,242	3,982,823
National Beverage Corp. (a)	73,939	3,509,145
		7,491,968
BIOTECHNOLOGY — 1.0%
Alkermes PLC (a)	406,106	10,993,289
Arcus Biosciences, Inc. (a)	223,864	4,226,552
Ironwood Pharmaceuticals, Inc. (a)	415,901	3,622,498
Myriad Genetics, Inc. (a)	304,867	6,499,764
REGENXBIO, Inc. (a)	162,442	3,422,653
Vir Biotechnology, Inc. (a)	580,644	5,881,924

See accompanying notes to Schedule of Investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Xencor, Inc. (a)	205,767	$4,553,624
		39,200,304
BROADLINE RETAIL — 0.6%
Kohl's Corp. (b)	756,141	22,041,510
BUILDING PRODUCTS — 1.8%
American Woodmark Corp. (a)	47,240	4,802,418
Apogee Enterprises, Inc.	82,853	4,904,898
Griffon Corp.	82,390	6,042,483
Hayward Holdings, Inc. (a) (b)	853,765	13,071,142
Insteel Industries, Inc. (b)	50,667	1,936,493
Masterbrand, Inc. (a)	864,525	16,201,198
Quanex Building Products Corp.	72,036	2,768,343
Resideo Technologies, Inc. (a)	998,683	22,390,473
		72,117,448
CAPITAL MARKETS — 1.7%
Artisan Partners Asset Management, Inc. Class A (b)	204,737	9,370,812
B Riley Financial, Inc. (b)	116,306	2,462,198
BGC Group, Inc. Class A	1,109,283	8,619,129
Brightsphere Investment Group, Inc.	91,149	2,081,843
Moelis & Co. Class A	207,466	11,777,845
Piper Sandler Cos.	52,381	10,397,105
PJT Partners, Inc. Class A (b)	64,753	6,103,618
StoneX Group, Inc. (a)	186,482	13,102,225
Virtus Investment Partners, Inc.	17,556	4,353,537
		68,268,312
CHEMICALS — 2.7%
AdvanSix, Inc.	189,765	5,427,279
Balchem Corp.	96,716	14,986,144
HB Fuller Co.	187,445	14,946,864
Ingevity Corp. (a)	228,936	10,920,247
Innospec, Inc.	62,237	8,024,839
Koppers Holdings, Inc.	68,856	3,798,786
Mativ Holdings, Inc.	365,843	6,859,556
Minerals Technologies, Inc.	110,178	8,294,200
Quaker Chemical Corp.	46,039	9,449,505
Sensient Technologies Corp.	166,618	11,528,299
Stepan Co.	144,673	13,026,357
		107,262,076
COMMERCIAL SERVICES & SUPPLIES — 3.2%
ABM Industries, Inc.	429,187	19,150,324
Brady Corp. Class A	105,762	6,269,571
CoreCivic, Inc. (a)	768,591	11,997,706
Deluxe Corp.	292,763	6,027,990
Enviri Corp. (a)	562,059	5,142,840
GEO Group, Inc. (a) (b)	829,500	11,712,540
Healthcare Services Group, Inc. (a)	497,997	6,215,003
HNI Corp.	124,648	5,625,364
Interface, Inc.	391,578	6,586,342
Matthews International Corp. Class A	77,248	2,400,868
MillerKnoll, Inc.	496,462	12,292,399
Security Description	Shares	Value
OPENLANE, Inc. (a)	731,155	$12,648,981
Pitney Bowes, Inc. (b)	1,080,075	4,676,725
UniFirst Corp.	61,791	10,716,413
Vestis Corp.	418,148	8,057,712
		129,520,778
COMMUNICATIONS EQUIPMENT — 1.5%
ADTRAN Holdings, Inc. (b)	498,713	2,712,999
Calix, Inc. (a)	204,173	6,770,377
Digi International, Inc. (a) (b)	244,011	7,791,271
Extreme Networks, Inc. (a)	365,004	4,212,146
Harmonic, Inc. (a) (b)	363,280	4,882,483
NetScout Systems, Inc. (a)	491,295	10,729,883
Viasat, Inc. (a) (b)	519,426	9,396,416
Viavi Solutions, Inc. (a)	1,517,689	13,795,793
		60,291,368
CONSTRUCTION & ENGINEERING — 1.2%
Arcosa, Inc.	135,189	11,607,328
Dycom Industries, Inc. (a)	200,791	28,819,532
Granite Construction, Inc.	145,775	8,328,126
		48,754,986
CONSUMER FINANCE — 1.4%
Bread Financial Holdings, Inc.	341,275	12,709,081
Encore Capital Group, Inc. (a)	159,262	7,263,940
Enova International, Inc. (a)	198,021	12,441,660
EZCORP, Inc. Class A (a) (b)	366,783	4,155,651
Green Dot Corp. Class A (a)	317,571	2,962,937
Navient Corp. (b)	557,047	9,692,618
PRA Group, Inc. (a)	264,625	6,901,420
		56,127,307
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.0%
Andersons, Inc.	99,493	5,707,914
Chefs' Warehouse, Inc. (a)	239,564	9,021,980
PriceSmart, Inc.	170,613	14,331,492
SpartanNash Co.	243,773	4,926,652
United Natural Foods, Inc. (a)	418,243	4,805,612
		38,793,650
CONTAINERS & PACKAGING — 1.1%
Myers Industries, Inc.	132,183	3,062,680
O-I Glass, Inc. (a)	1,055,590	17,512,238
Sealed Air Corp.	592,263	22,032,184
		42,607,102
DIVERSIFIED CONSUMER SERVICES — 0.4%
Mister Car Wash, Inc. (a) (b)	346,305	2,683,863
Perdoceo Education Corp.	203,471	3,572,951
Strategic Education, Inc.	87,098	9,068,644
		15,325,458
DIVERSIFIED REITs — 1.0%
Alexander & Baldwin, Inc. REIT	491,192	8,089,932
American Assets Trust, Inc. REIT	329,326	7,215,533
Armada Hoffler Properties, Inc. REIT	270,431	2,812,482

See accompanying notes to Schedule of Investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Essential Properties Realty Trust, Inc. REIT	510,071	$13,598,493
Global Net Lease, Inc. REIT	1,318,912	10,247,946
		41,964,386
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
ATN International, Inc.	73,784	2,324,565
Consolidated Communications Holdings, Inc. (a)	524,857	2,267,382
Lumen Technologies, Inc. (a) (b)	6,818,243	10,636,459
		15,228,406
ELECTRIC UTILITIES — 0.2%
MGE Energy, Inc.	111,167	8,751,066
ELECTRICAL EQUIPMENT — 0.6%
SunPower Corp. (a) (b)	604,401	1,813,203
Sunrun, Inc. (a)	1,485,000	19,572,300
Vicor Corp. (a) (b)	74,671	2,855,419
		24,240,922
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.1%
Advanced Energy Industries, Inc. (b)	98,017	9,995,774
Benchmark Electronics, Inc.	241,293	7,241,203
CTS Corp. (b)	96,500	4,515,235
ePlus, Inc. (a)	69,935	5,492,695
Insight Enterprises, Inc. (a) (b)	65,555	12,161,763
Itron, Inc. (a)	157,202	14,544,329
Knowles Corp. (a) (b)	353,678	5,694,216
Methode Electronics, Inc.	253,516	3,087,825
PC Connection, Inc.	79,545	5,244,402
Plexus Corp. (a)	106,761	10,123,078
Rogers Corp. (a)	38,883	4,615,023
Sanmina Corp. (a)	381,448	23,718,437
ScanSource, Inc. (a)	169,283	7,455,223
TTM Technologies, Inc. (a)	707,347	11,069,980
		124,959,183
ENERGY EQUIPMENT & SERVICES — 1.3%
Bristow Group, Inc. (a)	169,082	4,599,030
Core Laboratories, Inc.	184,200	3,146,136
Dril-Quip, Inc. (a)	228,302	5,143,644
Helmerich & Payne, Inc.	309,541	13,019,294
Nabors Industries Ltd. (a) (b)	59,440	5,119,567
Patterson-UTI Energy, Inc.	978,066	11,678,108
ProPetro Holding Corp. (a)	597,632	4,828,867
U.S. Silica Holdings, Inc. (a)	520,704	6,461,937
		53,996,583
ENTERTAINMENT — 0.0% (c)
Marcus Corp. (b)	81,475	1,161,834
FINANCIAL SERVICES — 2.9%
Jackson Financial, Inc. Class A	481,696	31,859,373
Mr Cooper Group, Inc. (a)	439,827	34,284,515
NCR Atleos Corp. (a)	462,858	9,141,446
NMI Holdings, Inc. Class A (a)	191,121	6,180,853
Payoneer Global, Inc. (a)	1,043,635	5,072,066
Security Description	Shares	Value
Radian Group, Inc.	470,022	$15,731,636
Walker & Dunlop, Inc. (b)	129,129	13,049,777
		115,319,666
FOOD PRODUCTS — 1.4%
B&G Foods, Inc. (b)	529,949	6,062,617
Calavo Growers, Inc. (b)	125,082	3,478,530
Fresh Del Monte Produce, Inc.	225,621	5,845,840
Hain Celestial Group, Inc. (a) (b)	631,546	4,963,952
John B Sanfilippo & Son, Inc.	29,690	3,144,765
Simply Good Foods Co. (a)	231,828	7,889,107
Tootsie Roll Industries, Inc.	48,873	1,565,394
TreeHouse Foods, Inc. (a) (b)	342,699	13,348,126
WK Kellogg Co. (b)	445,884	8,382,619
		54,680,950
GAS UTILITIES — 0.5%
Chesapeake Utilities Corp. (b)	83,901	9,002,577
Northwest Natural Holding Co. (b)	254,276	9,464,153
		18,466,730
GROUND TRANSPORTATION — 0.4%
Heartland Express, Inc.	142,992	1,707,325
Marten Transport Ltd.	215,415	3,980,869
RXO, Inc. (a) (b)	428,498	9,371,251
		15,059,445
HEALTH CARE EQUIPMENT & SUPPLIES — 1.9%
Artivion, Inc. (a)	126,316	2,672,847
Avanos Medical, Inc. (a)	312,948	6,230,795
Embecta Corp. (b)	403,435	5,353,582
ICU Medical, Inc. (a) (b)	138,166	14,827,975
Inari Medical, Inc. (a)	150,200	7,206,596
Merit Medical Systems, Inc. (a)	160,165	12,132,499
Omnicell, Inc. (a)	314,564	9,194,706
STAAR Surgical Co. (a)	133,744	5,119,720
Tandem Diabetes Care, Inc. (a) (b)	237,883	8,423,437
Varex Imaging Corp. (a) (b)	285,320	5,164,292
		76,326,449
HEALTH CARE PROVIDERS & SERVICES — 3.0%
AdaptHealth Corp. (a) (b)	550,982	6,341,803
Addus HomeCare Corp. (a)	62,644	6,473,631
Agiliti, Inc. (a)	246,806	2,497,677
AMN Healthcare Services, Inc. (a)	117,434	7,340,799
Cross Country Healthcare, Inc. (a)	232,605	4,354,366
Enhabit, Inc. (a) (b)	352,927	4,111,599
Fulgent Genetics, Inc. (a) (b)	141,856	3,078,275
ModivCare, Inc. (a) (b)	86,925	2,038,391
National HealthCare Corp.	50,362	4,759,713
Owens & Minor, Inc. (a) (b)	518,479	14,367,053
Patterson Cos., Inc. (b)	562,350	15,548,977
Pediatrix Medical Group, Inc. (a)	554,036	5,556,981
Premier, Inc. Class A (b)	817,869	18,074,905

See accompanying notes to Schedule of Investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Select Medical Holdings Corp.	718,311	$21,657,077
U.S. Physical Therapy, Inc. (b)	47,449	5,355,569
		121,556,816
HEALTH CARE REITs — 0.9%
CareTrust REIT, Inc.	329,732	8,035,569
Community Healthcare Trust, Inc. REIT	95,605	2,538,313
LTC Properties, Inc. REIT	157,631	5,124,584
Medical Properties Trust, Inc. REIT (b)	4,090,347	19,224,631
Universal Health Realty Income Trust REIT	46,523	1,707,859
		36,630,956
HEALTH CARE TECHNOLOGY — 0.3%
Certara, Inc. (a)	302,914	5,416,102
HealthStream, Inc.	72,814	1,941,221
Schrodinger, Inc. (a) (b)	169,429	4,574,583
Simulations Plus, Inc. (b)	44,185	1,818,213
		13,750,119
HOTEL & RESORT REITs — 0.8%
Chatham Lodging Trust REIT	343,981	3,477,648
Pebblebrook Hotel Trust REIT (b)	815,716	12,570,183
Service Properties Trust REIT	1,121,103	7,601,078
Summit Hotel Properties, Inc. REIT	371,109	2,415,920
Xenia Hotels & Resorts, Inc. REIT	288,605	4,331,961
		30,396,790
HOTELS, RESTAURANTS & LEISURE — 1.4%
BJ's Restaurants, Inc. (a) (b)	155,393	5,622,119
Bloomin' Brands, Inc. (b)	300,176	8,609,048
Brinker International, Inc. (a) (b)	173,812	8,634,980
Cheesecake Factory, Inc. (b)	170,179	6,151,971
Chuy's Holdings, Inc. (a)	52,555	1,772,680
Cracker Barrel Old Country Store, Inc. (b)	149,992	10,908,918
Dine Brands Global, Inc.	62,355	2,898,260
Golden Entertainment, Inc.	58,965	2,171,681
Papa John's International, Inc.	117,629	7,834,092
Sabre Corp. (a) (b)	1,255,648	3,038,668
		57,642,417
HOUSEHOLD DURABLES — 2.5%
Century Communities, Inc.	93,899	9,061,254
Ethan Allen Interiors, Inc.	94,991	3,283,839
La-Z-Boy, Inc. (b)	132,033	4,967,081
LGI Homes, Inc. (a)	55,255	6,430,024
MDC Holdings, Inc.	406,224	25,555,552
Newell Brands, Inc.	2,603,368	20,905,045
Sonos, Inc. (a) (b)	844,784	16,101,583
Tri Pointe Homes, Inc. (a)	256,693	9,923,751
Worthington Enterprises, Inc. (b)	66,530	4,140,162
		100,368,291
Security Description	Shares	Value
HOUSEHOLD PRODUCTS — 0.6%
Central Garden & Pet Co. (a) (b)	67,055	$2,871,966
Central Garden & Pet Co. Class A (a)	372,668	13,758,902
Energizer Holdings, Inc.	243,695	7,174,381
		23,805,249
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.5%
Clearway Energy, Inc. Class A	243,650	5,240,912
Clearway Energy, Inc. Class C	560,620	12,922,291
		18,163,203
INDUSTRIAL REITs — 0.7%
Innovative Industrial Properties, Inc. REIT	85,468	8,849,357
LXP Industrial Trust REIT	1,997,807	18,020,219
		26,869,576
INSURANCE — 3.5%
American Equity Investment Life Holding Co. (a)	143,786	8,083,649
AMERISAFE, Inc.	76,993	3,862,739
Assured Guaranty Ltd.	147,163	12,839,972
Employers Holdings, Inc.	174,112	7,902,944
Genworth Financial, Inc. Class A (a)	3,080,347	19,806,631
Horace Mann Educators Corp.	277,255	10,255,662
Lincoln National Corp.	1,155,518	36,895,690
Mercury General Corp.	180,247	9,300,745
ProAssurance Corp. (a) (b)	358,843	4,614,721
Safety Insurance Group, Inc. (b)	100,220	8,237,082
Stewart Information Services Corp. (b)	189,413	12,323,210
Trupanion, Inc. (a) (b)	130,782	3,610,891
United Fire Group, Inc.	149,424	3,252,960
		140,986,896
INTERACTIVE MEDIA & SERVICES — 0.3%
QuinStreet, Inc. (a)	365,074	6,447,207
Shutterstock, Inc. (b)	82,542	3,781,249
		10,228,456
IT SERVICES — 0.8%
DXC Technology Co. (a)	1,243,874	26,382,567
Perficient, Inc. (a)	95,472	5,374,119
		31,756,686
LEISURE EQUIPMENT & PRODUCTS — 0.8%
Sturm Ruger & Co., Inc. (b)	118,554	5,471,267
Topgolf Callaway Brands Corp. (a)	963,392	15,578,049
Vista Outdoor, Inc. (a) (b)	393,689	12,905,125
		33,954,441
LIFE SCIENCES TOOLS & SERVICES — 0.9%
BioLife Solutions, Inc. (a) (b)	97,903	1,816,101
Cytek Biosciences, Inc. (a) (b)	696,617	4,674,300
Fortrea Holdings, Inc. (a)	607,199	24,372,968

See accompanying notes to Schedule of Investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Mesa Laboratories, Inc. (b)	36,029	$3,953,462
		34,816,831
MACHINERY — 3.4%
3D Systems Corp. (a) (b)	939,424	4,171,043
Albany International Corp. Class A	112,192	10,491,074
Astec Industries, Inc.	153,331	6,702,098
Barnes Group, Inc.	343,118	12,746,834
Enerpac Tool Group Corp.	126,230	4,501,362
Enpro, Inc.	77,822	13,134,019
Greenbrier Cos., Inc.	211,242	11,005,708
Hillenbrand, Inc. (b)	479,554	24,116,771
John Bean Technologies Corp.	86,401	9,062,601
Kennametal, Inc. (b)	539,926	13,465,754
Lindsay Corp.	39,507	4,648,394
Proto Labs, Inc. (a)	63,575	2,272,806
Titan International, Inc. (a) (b)	356,150	4,437,629
Trinity Industries, Inc. (b)	282,491	7,867,374
Wabash National Corp. (b)	307,608	9,209,783
		137,833,250
MEDIA — 1.0%
AMC Networks, Inc. Class A (a) (b)	214,473	2,601,557
EchoStar Corp. Class A (a) (b)	819,502	11,677,904
EW Scripps Co. Class A (a) (b)	414,482	1,628,914
John Wiley & Sons, Inc. Class A	286,706	10,932,100
Scholastic Corp.	177,210	6,682,589
TechTarget, Inc. (a)	76,400	2,527,312
Thryv Holdings, Inc. (a)	217,848	4,842,761
		40,893,137
METALS & MINING — 1.0%
Arch Resources, Inc.	38,918	6,257,625
Century Aluminum Co. (a) (b)	345,511	5,317,414
Compass Minerals International, Inc. (b)	237,584	3,739,572
Haynes International, Inc.	37,616	2,261,474
Kaiser Aluminum Corp.	107,685	9,622,732
Metallus, Inc. (a) (b)	116,227	2,586,051
Olympic Steel, Inc.	35,222	2,496,535
SunCoke Energy, Inc.	564,831	6,365,646
Worthington Steel, Inc.	66,521	2,384,778
		41,031,827
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 2.5%
Apollo Commercial Real Estate Finance, Inc. REIT (b)	347,873	3,875,305
Arbor Realty Trust, Inc. REIT (b)	1,286,177	17,041,845
ARMOUR Residential REIT, Inc. (b)	106,953	2,114,461
Blackstone Mortgage Trust, Inc. Class A REIT (b)	1,178,024	23,454,458
Franklin BSP Realty Trust, Inc. REIT (b)	555,101	7,416,149
Security Description	Shares	Value
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT (b)	759,120	$21,559,008
KKR Real Estate Finance Trust, Inc. REIT	409,948	4,124,077
PennyMac Mortgage Investment Trust REIT (b)	587,069	8,618,173
Ready Capital Corp. REIT (b)	1,098,431	10,028,675
		98,232,151
MULTI-UTILITIES — 0.5%
Avista Corp.	528,176	18,496,723
Unitil Corp.	62,322	3,262,557
		21,759,280
OFFICE REITs — 2.2%
Brandywine Realty Trust REIT	1,150,246	5,521,181
Douglas Emmett, Inc. REIT (b)	1,136,810	15,767,555
Easterly Government Properties, Inc. REIT (b)	644,052	7,413,038
Highwoods Properties, Inc. REIT	721,666	18,893,216
Hudson Pacific Properties, Inc. REIT (b)	852,215	5,496,787
JBG SMITH Properties REIT (b)	602,305	9,666,995
SL Green Realty Corp. REIT (b)	440,087	24,261,996
		87,020,768
OIL, GAS & CONSUMABLE FUELS — 1.4%
Comstock Resources, Inc. (b)	316,940	2,941,203
CVR Energy, Inc.	92,330	3,292,488
Green Plains, Inc. (a)	435,854	10,076,945
Peabody Energy Corp. (b)	411,509	9,983,208
Talos Energy, Inc. (a)	917,366	12,778,909
Vital Energy, Inc. (a) (b)	90,769	4,769,003
World Kinect Corp.	409,065	10,819,769
		54,661,525
PERSONAL CARE PRODUCTS — 0.6%
Edgewell Personal Care Co. (b)	339,941	13,135,320
Medifast, Inc. (b)	76,697	2,939,029
Nu Skin Enterprises, Inc. Class A	347,901	4,811,471
USANA Health Sciences, Inc. (a)	78,099	3,787,802
		24,673,622
PAPER & FOREST PRODUCTS — 0.6%
Clearwater Paper Corp. (a)	116,588	5,098,393
Mercer International, Inc.	309,118	3,075,724
Sylvamo Corp.	240,760	14,864,523
		23,038,640
PHARMACEUTICALS — 2.1%
Corcept Therapeutics, Inc. (a) (b)	222,355	5,601,122
Harmony Biosciences Holdings, Inc. (a) (b)	131,583	4,418,557
Innoviva, Inc. (a) (b)	198,528	3,025,567
Ligand Pharmaceuticals, Inc. (a)	111,004	8,114,392
Organon & Co.	1,750,032	32,900,602
Pacira BioSciences, Inc. (a)	321,198	9,385,406

See accompanying notes to Schedule of Investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Phibro Animal Health Corp. Class A	143,138	$1,850,774
Prestige Consumer Healthcare, Inc. (a)	178,545	12,955,225
Supernus Pharmaceuticals, Inc. (a)	221,795	7,565,428
		85,817,073
PROFESSIONAL SERVICES — 0.9%
CSG Systems International, Inc.	96,829	4,990,567
Heidrick & Struggles International, Inc.	141,657	4,768,175
Kelly Services, Inc. Class A (b)	213,547	5,347,217
Korn Ferry	149,823	9,852,360
NV5 Global, Inc. (a) (b)	87,862	8,611,355
Resources Connection, Inc.	225,359	2,965,724
TTEC Holdings, Inc.	133,544	1,384,851
		37,920,249
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.7%
Anywhere Real Estate, Inc. (a)	777,850	4,807,113
Cushman & Wakefield PLC (a) (b)	1,137,529	11,898,554
Kennedy-Wilson Holdings, Inc. (b)	799,804	6,862,318
Marcus & Millichap, Inc. (b)	98,811	3,376,372
		26,944,357
RESIDENTIAL REITs — 0.6%
Centerspace REIT	101,401	5,794,053
Elme Communities REIT	594,963	8,281,885
NexPoint Residential Trust, Inc. REIT	160,859	5,178,051
Veris Residential, Inc. REIT	338,923	5,155,019
		24,409,008
RETAIL REITs — 2.2%
Acadia Realty Trust REIT	698,440	11,880,464
Getty Realty Corp. REIT	192,419	5,262,660
Macerich Co. REIT	1,468,758	25,306,700
Phillips Edison & Co., Inc. REIT	407,551	14,618,854
Retail Opportunity Investments Corp. REIT	851,585	10,917,320
Saul Centers, Inc. REIT	46,371	1,784,820
SITE Centers Corp. REIT	647,373	9,484,015
Urban Edge Properties REIT	322,558	5,570,577
Whitestone REIT	169,135	2,122,644
		86,948,054
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.3%
Alpha & Omega Semiconductor Ltd. (a) (b)	158,417	3,491,511
CEVA, Inc. (a)	94,502	2,146,140
Cohu, Inc. (a)	188,920	6,296,704
Diodes, Inc. (a)	121,354	8,555,457
Ichor Holdings Ltd. (a)	199,186	7,692,563
Kulicke & Soffa Industries, Inc. (b)	140,866	7,086,968
Security Description	Shares	Value
MaxLinear, Inc. (a)	198,535	$3,706,648
Photronics, Inc. (a)	132,084	3,740,619
Semtech Corp. (a) (b)	237,290	6,523,102
SiTime Corp. (a) (b)	51,095	4,763,587
SMART Global Holdings, Inc. (a) (b)	204,454	5,381,229
SolarEdge Technologies, Inc. (a) (b)	236,363	16,777,046
Ultra Clean Holdings, Inc. (a)	303,740	13,953,816
		90,115,390
SOFTWARE — 1.9%
A10 Networks, Inc.	260,053	3,560,126
ACI Worldwide, Inc. (a)	272,811	9,060,053
Adeia, Inc. (b)	452,723	4,943,735
BlackLine, Inc. (a) (b)	114,560	7,398,285
Box, Inc. Class A (a)	382,402	10,829,625
Cerence, Inc. (a) (b)	283,915	4,471,661
Envestnet, Inc. (a) (b)	199,490	11,552,466
N-able, Inc. (a)	176,151	2,302,294
NCR Voyix Corp. (a) (b)	912,561	11,525,645
Sprinklr, Inc. Class A (a) (b)	807,538	9,908,491
Xperi, Inc. (a)	153,029	1,845,530
		77,397,911
SPECIALIZED REITs — 0.7%
Four Corners Property Trust, Inc. REIT	343,698	8,410,290
Outfront Media, Inc. REIT	571,728	9,599,313
Safehold, Inc. REIT (b)	301,814	6,217,369
Uniti Group, Inc. REIT (b)	806,590	4,758,881
		28,985,853
SPECIALTY RETAIL — 5.1%
Academy Sports & Outdoors, Inc.	504,903	34,101,149
Advance Auto Parts, Inc. (b)	402,463	34,245,577
Asbury Automotive Group, Inc. (a) (b)	71,207	16,789,186
Buckle, Inc. (b)	79,672	3,208,391
Caleres, Inc. (b)	226,312	9,285,581
Designer Brands, Inc. Class A (b)	283,051	3,093,747
Foot Locker, Inc.	555,533	15,832,691
Haverty Furniture Cos., Inc.	93,919	3,204,516
Hibbett, Inc. (b)	79,306	6,091,494
Leslie's, Inc. (a) (b)	1,251,072	8,131,968
MarineMax, Inc. (a) (b)	140,375	4,668,873
Monro, Inc. (b)	201,446	6,353,607
National Vision Holdings, Inc. (a)	529,190	11,726,850
ODP Corp. (a)	224,989	11,935,666
Sally Beauty Holdings, Inc. (a) (b)	711,014	8,830,794
Shoe Carnival, Inc. (b)	118,999	4,360,123
Sonic Automotive, Inc. Class A (b)	99,457	5,663,082
Upbound Group, Inc.	137,917	4,856,058

See accompanying notes to Schedule of Investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Victoria's Secret & Co. (a) (b)	537,029	$10,407,622
		202,786,975
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.4%
Corsair Gaming, Inc. (a)	304,510	3,757,653
Xerox Holdings Corp. (b)	765,900	13,709,610
		17,467,263
TEXTILES, APPAREL & LUXURY GOODS — 0.8%
G-III Apparel Group Ltd. (a)	275,393	7,989,151
Hanesbrands, Inc. (a) (b)	2,370,517	13,748,999
Movado Group, Inc. (b)	110,228	3,078,668
Wolverine World Wide, Inc.	532,815	5,972,856
		30,789,674
TOBACCO — 0.4%
Universal Corp.	169,882	8,786,297
Vector Group Ltd.	487,204	5,339,756
		14,126,053
TRADING COMPANIES & DISTRIBUTORS — 1.4%
Air Lease Corp.	555,034	28,550,949
DNOW, Inc. (a)	722,647	10,984,234
DXP Enterprises, Inc. (a)	93,367	5,016,609
Rush Enterprises, Inc. Class A	230,431	12,332,667
		56,884,459
WATER UTILITIES — 0.7%
American States Water Co.	117,826	8,511,750
California Water Service Group	234,056	10,878,923
Middlesex Water Co.	67,729	3,555,772
SJW Group	111,803	6,326,932
		29,273,377
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Gogo, Inc. (a) (b)	230,731	2,025,818
Telephone & Data Systems, Inc.	329,268	5,274,874
		7,300,692
TOTAL COMMON STOCKS (Cost $3,904,559,030)		3,997,523,020
Security Description	Shares	Value
WARRANTS — 0.0% (c)
ENERGY EQUIPMENT & SERVICES — 0.0% (c)
Nabors Industries Ltd. (expiring 06/11/26) (a) (b) (Cost $0)	17,916	$146,911
SHORT-TERM INVESTMENTS — 7.9%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (d) (e)	5,190,804	5,192,361
State Street Navigator Securities Lending Portfolio II (f) (g)	311,748,903	311,748,903
TOTAL SHORT-TERM INVESTMENTS (Cost $316,941,264)		316,941,264
TOTAL INVESTMENTS — 107.7% (Cost $4,221,500,294)		4,314,611,195
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.7)%		(306,714,570)
NET ASSETS — 100.0%		$4,007,896,625
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2024.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2024.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,997,523,020	$—	$—	$3,997,523,020
Warrants	146,911	—	—	146,911
Short-Term Investments	316,941,264	—	—	316,941,264
TOTAL INVESTMENTS	$4,314,611,195	$—	$—	$4,314,611,195
See accompanying notes to Schedule of Investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	3,477,999	$3,478,695	$166,409,471	$164,696,585	$780	$—	5,190,804	$5,192,361	$199,568
State Street Navigator Securities Lending Portfolio II	362,515,235	362,515,235	1,286,775,206	1,337,541,538	—	—	311,748,903	311,748,903	1,237,251
Total		$365,993,930	$1,453,184,677	$1,502,238,123	$780	$—		$316,941,264	$1,436,819
See accompanying notes to Schedule of Investments.

SPDR S&P AEROSPACE & DEFENSE ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 99.7%
AAR Corp. (a)	1,122,830	$67,223,833
AeroVironment, Inc. (a) (b)	476,528	73,042,212
Archer Aviation, Inc. Class A (a) (b)	17,295,499	79,905,205
Astronics Corp. (a) (b)	542,429	10,327,848
Axon Enterprise, Inc. (a)	253,248	79,236,234
Boeing Co. (a)	399,079	77,018,256
BWX Technologies, Inc.	767,645	78,775,730
Cadre Holdings, Inc. (b)	562,334	20,356,491
Curtiss-Wright Corp.	327,450	83,807,553
Ducommun, Inc. (a)	333,195	17,092,904
General Dynamics Corp.	290,894	82,174,646
HEICO Corp. (b)	424,850	81,146,350
Hexcel Corp.	1,042,281	75,930,171
Howmet Aerospace, Inc.	1,169,374	80,020,263
Huntington Ingalls Industries, Inc.	270,058	78,713,805
Kaman Corp.	512,747	23,519,705
Kratos Defense & Security Solutions, Inc. (a)	3,828,186	70,362,059
L3Harris Technologies, Inc.	369,121	78,659,685
Leonardo DRS, Inc. (a)	2,105,624	46,513,234
Lockheed Martin Corp.	182,983	83,233,477
Mercury Systems, Inc. (a) (b)	1,758,513	51,876,134
Moog, Inc. Class A	434,343	69,342,860
National Presto Industries, Inc.	89,545	7,503,871
Northrop Grumman Corp.	172,390	82,516,197
Rocket Lab USA, Inc. (a) (b)	17,921,580	73,657,694
RTX Corp.	871,626	85,009,684
Spirit AeroSystems Holdings, Inc. Class A (a) (b)	2,213,901	79,855,409
Textron, Inc.	859,800	82,480,614
TransDigm Group, Inc.	67,994	83,741,410
Triumph Group, Inc. (a)	3,274,544	49,249,142
V2X, Inc. (a)	287,662	13,436,692
Virgin Galactic Holdings, Inc. (a) (b) (c)	43,753,928	64,755,813
Security Description	Shares	Value
Woodward, Inc.	537,185	$82,790,952
TOTAL COMMON STOCKS (Cost $1,842,807,243)		2,113,276,133
SHORT-TERM INVESTMENTS — 5.3%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (d) (e)	4,502,991	4,504,342
State Street Navigator Securities Lending Portfolio II (f) (g)	107,225,940	107,225,940
TOTAL SHORT-TERM INVESTMENTS (Cost $111,730,779)		111,730,282
TOTAL INVESTMENTS — 105.0% (Cost $1,954,538,022)		2,225,006,415
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.0)%		(106,902,277)
NET ASSETS — 100.0%		$2,118,104,138

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2024.
(c)	This security is an affiliated investment as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2024.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,113,276,133	$—	$—	$2,113,276,133
Short-Term Investments	111,730,282	—	—	111,730,282
TOTAL INVESTMENTS	$2,225,006,415	$—	$—	$2,225,006,415
See accompanying notes to Schedule of Investments.

SPDR S&P AEROSPACE & DEFENSE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,402,370	$1,402,650	$20,916,383	$17,814,750	$677	$(618)	4,502,991	$4,504,342	$118,657
State Street Navigator Securities Lending Portfolio II	76,645,226	76,645,226	662,798,016	632,217,302	—	—	107,225,940	107,225,940	805,933
Virgin Galactic Holdings, Inc.	15,261,096	59,213,052	57,162,122	3,033,242	(10,344,837)	(38,241,282)	43,753,928	64,755,813	—
Total		$137,260,928	$740,876,521	$653,065,294	$(10,344,160)	$(38,241,900)		$176,486,095	$924,590
See accompanying notes to Schedule of Investments.

SPDR S&P BANK ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
ASSET MANAGEMENT & CUSTODY BANKS — 2.9%
Bank of New York Mellon Corp.	367,678	$21,185,606
Northern Trust Corp.	249,319	22,169,446
		43,355,052
COMMERCIAL & RESIDENTIAL MORTGAGE FINANCE — 8.6%
Essent Group Ltd. (a)	328,110	19,525,826
MGIC Investment Corp.	1,032,761	23,092,536
Mr Cooper Group, Inc. (a) (b)	263,558	20,544,346
NMI Holdings, Inc. Class A (b)	332,682	10,758,936
PennyMac Financial Services, Inc.	161,414	14,703,201
Radian Group, Inc.	691,185	23,133,962
Walker & Dunlop, Inc.	159,555	16,124,629
		127,883,436
DIVERSIFIED BANKS — 14.4%
Bank of America Corp.	572,924	21,725,278
Citigroup, Inc.	354,658	22,428,572
Comerica, Inc.	387,129	21,288,224
Fifth Third Bancorp	560,818	20,868,038
First Citizens BancShares, Inc. Class A	13,115	21,443,025
JPMorgan Chase & Co.	108,345	21,701,504
KeyCorp	1,367,067	21,613,329
PNC Financial Services Group, Inc.	135,677	21,925,403
U.S. Bancorp	471,492	21,075,692
Wells Fargo & Co.	357,415	20,715,773
		214,784,838
OTHER DIVERSIFIED FINANCIAL SERVICES — 7.6%
Apollo Global Management, Inc.	187,567	21,091,909
Corebridge Financial, Inc. (a)	832,859	23,928,039
Equitable Holdings, Inc.	607,030	23,073,210
Jackson Financial, Inc. Class A	345,688	22,863,804
Voya Financial, Inc.	297,381	21,982,404
		112,939,366
REGIONAL BANKS — 66.2%
Ameris Bancorp	280,026	13,547,658
Associated Banc-Corp.	965,293	20,763,452
Atlantic Union Bankshares Corp. (a)	203,832	7,197,308
Axos Financial, Inc. (b)	396,530	21,428,481
Banc of California, Inc.	1,372,582	20,876,972
Bancorp, Inc. (b)	351,888	11,774,172
Bank of Hawaii Corp.	246,944	15,406,836
Bank OZK	461,752	20,991,246
BankUnited, Inc.	697,074	19,518,072
Banner Corp.	132,553	6,362,544
Security Description	Shares	Value
BOK Financial Corp.	102,623	$9,441,316
Cadence Bank	730,281	21,178,149
Cathay General Bancorp (a)	194,738	7,366,939
Citizens Financial Group, Inc.	594,282	21,566,494
Columbia Banking System, Inc.	1,045,445	20,229,361
Commerce Bancshares, Inc.	325,542	17,318,834
Community Bank System, Inc.	204,825	9,837,745
Cullen/Frost Bankers, Inc.	188,073	21,171,378
CVB Financial Corp.	641,718	11,448,249
East West Bancorp, Inc. (a)	265,490	21,002,914
Eastern Bankshares, Inc.	538,054	7,414,384
First BanCorp	794,601	13,937,302
First Financial Bancorp	243,188	5,452,275
First Financial Bankshares, Inc. (a)	317,124	10,404,838
First Hawaiian, Inc.	490,888	10,779,900
First Horizon Corp.	1,362,485	20,982,269
First Interstate BancSystem, Inc. Class A	489,108	13,308,629
First Merchants Corp.	162,181	5,660,117
FNB Corp. (a)	1,250,707	17,634,969
Fulton Financial Corp.	727,928	11,566,776
Glacier Bancorp, Inc. (a)	451,882	18,201,807
Hancock Whitney Corp.	328,555	15,126,672
Hilltop Holdings, Inc.	226,328	7,088,593
Home BancShares, Inc.	697,654	17,141,359
Huntington Bancshares, Inc.	1,510,851	21,076,371
Independent Bank Corp.	188,363	9,798,643
Independent Bank Group, Inc.	155,081	7,079,448
International Bancshares Corp.	141,703	7,955,206
Lakeland Financial Corp.	72,095	4,781,340
M&T Bank Corp.	142,921	20,786,430
New York Community Bancorp, Inc. (a)	5,963,954	19,203,932
Old National Bancorp (a)	1,215,526	21,162,308
Pacific Premier Bancorp, Inc.	376,231	9,029,544
Pinnacle Financial Partners, Inc. (a)	243,888	20,945,101
Popular, Inc.	240,313	21,169,172
Prosperity Bancshares, Inc.	323,424	21,274,831
Regions Financial Corp.	1,035,907	21,795,483
Renasant Corp.	161,831	5,068,547
Seacoast Banking Corp. of Florida	304,216	7,724,044
ServisFirst Bancshares, Inc. (a)	123,141	8,171,637
Simmons First National Corp. Class A	341,129	6,638,370
SouthState Corp.	243,437	20,699,448
Synovus Financial Corp.	514,564	20,613,434
Texas Capital Bancshares, Inc. (b)	316,312	19,469,004
Triumph Financial, Inc. (b)	97,684	7,748,295
Truist Financial Corp.	544,793	21,236,031
Trustmark Corp.	187,980	5,284,118

See accompanying notes to Schedule of Investments.

SPDR S&P BANK ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
UMB Financial Corp.	143,580	$12,490,024
United Bankshares, Inc.	439,214	15,719,469
United Community Banks, Inc.	439,028	11,555,217
Valley National Bancorp	2,562,411	20,396,792
WaFd, Inc.	227,529	6,605,166
Webster Financial Corp.	418,889	21,266,995
WesBanco, Inc.	128,090	3,818,363
Western Alliance Bancorp	338,186	21,708,159
Wintrust Financial Corp.	208,895	21,806,549
WSFS Financial Corp.	200,918	9,069,439
Zions Bancorp NA	482,880	20,956,992
		987,231,912
TOTAL COMMON STOCKS (Cost $1,570,891,806)		1,486,194,604
SHORT-TERM INVESTMENTS — 0.9%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (c) (d)	372,914	373,026
State Street Navigator Securities Lending Portfolio II (e) (f)	13,988,995	13,988,995
TOTAL SHORT-TERM INVESTMENTS (Cost $14,362,021)		14,362,021
TOTAL INVESTMENTS — 100.6% (Cost $1,585,253,827)		1,500,556,625
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(9,510,432)
NET ASSETS — 100.0%		$1,491,046,193

(a)	All or a portion of the shares of the security are on loan at March 31, 2024.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,486,194,604	$—	$—	$1,486,194,604
Short-Term Investments	14,362,021	—	—	14,362,021
TOTAL INVESTMENTS	$1,500,556,625	$—	$—	$1,500,556,625

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	416,292	$416,375	$64,854,228	$64,897,753	$176	$—	372,914	$373,026	$55,147
State Street Navigator Securities Lending Portfolio II	61,218,060	61,218,060	532,540,687	579,769,752	—	—	13,988,995	13,988,995	130,574
Total		$61,634,435	$597,394,915	$644,667,505	$176	$—		$14,362,021	$185,721
See accompanying notes to Schedule of Investments.

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
BIOTECHNOLOGY — 99.8%
4D Molecular Therapeutics, Inc. (a) (b)	1,302,966	$41,512,497
89bio, Inc. (a) (b)	3,869,413	45,039,967
AbbVie, Inc.	429,496	78,211,222
ACADIA Pharmaceuticals, Inc. (a)	3,276,988	60,591,508
Achillion Pharmaceuticals, Inc. (a) (b)	51,865	75,464
ADMA Biologics, Inc. (a)	5,714,735	37,717,251
Agios Pharmaceuticals, Inc. (a)	1,852,804	54,175,989
Akero Therapeutics, Inc. (a) (b)	2,463,595	62,230,410
Alector, Inc. (a) (b)	2,308,599	13,897,766
Alkermes PLC (a)	2,626,112	71,088,852
Allogene Therapeutics, Inc. (a) (b)	6,581,449	29,419,077
Alnylam Pharmaceuticals, Inc. (a)	512,719	76,625,855
Alpine Immune Sciences, Inc. (a) (b)	1,965,208	77,900,845
Altimmune, Inc. (a) (b) (c)	7,392,927	75,259,997
Amgen, Inc.	280,628	79,788,153
Amicus Therapeutics, Inc. (a)	6,244,962	73,565,652
AnaptysBio, Inc. (a)	759,744	17,109,435
Anavex Life Sciences Corp. (a) (b) (c)	5,611,561	28,562,845
Apellis Pharmaceuticals, Inc. (a) (b)	1,246,401	73,263,451
Apogee Therapeutics, Inc. (a) (b)	553,928	36,808,516
Arcellx, Inc. (a) (b)	1,061,633	73,836,575
Arcturus Therapeutics Holdings, Inc. (a) (b)	1,311,615	44,293,239
Arcus Biosciences, Inc. (a) (b)	2,845,159	53,716,602
Arcutis Biotherapeutics, Inc. (a) (b) (c)	6,889,106	68,271,040
Ardelyx, Inc. (a) (b)	8,839,299	64,526,883
Arrowhead Pharmaceuticals, Inc. (a) (b)	2,296,332	65,675,095
ARS Pharmaceuticals, Inc. (a) (b)	934,500	9,550,590
Astria Therapeutics, Inc. (a) (b)	1,311,103	18,453,775
Avid Bioservices, Inc. (a) (b) (c)	4,402,355	29,495,779
Avidity Biosciences, Inc. (a) (b)	1,683,344	42,958,939
Avita Medical, Inc. (a) (b)	432,206	6,928,262
Beam Therapeutics, Inc. (a) (b)	2,046,712	67,623,364
BioCryst Pharmaceuticals, Inc. (a) (b) (c)	13,148,639	66,795,086
Biogen, Inc. (a)	344,092	74,196,558
Biohaven Ltd. (a)	1,325,073	72,468,242
Security Description	Shares	Value
BioMarin Pharmaceutical, Inc. (a)	893,715	$78,057,068
Biomea Fusion, Inc. (a) (b) (c)	4,006,773	59,901,256
Blueprint Medicines Corp. (a) (b)	832,207	78,943,156
Bridgebio Pharma, Inc. (a)	2,650,547	81,954,913
C4 Therapeutics, Inc. (a) (b) (c)	6,983,007	57,051,167
Cabaletta Bio, Inc. (a) (b) (c)	2,968,696	50,645,954
CareDx, Inc. (a) (c)	3,055,531	32,358,073
Cargo Therapeutics, Inc. (a)	398,586	8,896,440
Caribou Biosciences, Inc. (a) (b) (c)	4,535,240	23,311,134
Catalyst Pharmaceuticals, Inc. (a)	4,077,309	64,992,305
Celldex Therapeutics, Inc. (a) (b)	1,603,313	67,291,047
Cerevel Therapeutics Holdings, Inc. (a) (b)	1,862,112	78,711,474
Cogent Biosciences, Inc. (a) (b) (c)	5,904,049	39,675,209
Crinetics Pharmaceuticals, Inc. (a)	1,816,337	85,022,735
CRISPR Therapeutics AG (a) (b)	973,310	66,340,810
Cullinan Oncology, Inc. (a)	812,875	13,851,390
Cytokinetics, Inc. (a) (b)	1,168,299	81,909,443
Day One Biopharmaceuticals, Inc. (a) (b)	1,618,475	26,737,207
Deciphera Pharmaceuticals, Inc. (a)	1,827,943	28,753,543
Denali Therapeutics, Inc. (a) (b)	3,642,933	74,752,985
Disc Medicine, Inc. (a)	861,545	53,639,792
Dynavax Technologies Corp. (a) (b)	5,845,748	72,545,733
Dyne Therapeutics, Inc. (a)	2,884,650	81,895,214
Editas Medicine, Inc. (a) (b) (c)	6,750,165	50,086,224
Exact Sciences Corp. (a)	1,279,341	88,351,289
Exelixis, Inc. (a)	3,458,465	82,069,374
Fate Therapeutics, Inc. (a) (c)	6,111,687	44,859,783
Geron Corp. (a) (b)	20,196,548	66,648,608
Gilead Sciences, Inc.	1,022,513	74,899,077
Halozyme Therapeutics, Inc. (a) (b)	1,840,671	74,878,496
Ideaya Biosciences, Inc. (a) (b)	1,685,964	73,980,100
ImmunityBio, Inc. (a) (b)	10,975,988	58,941,056
Immunovant, Inc. (a) (b)	2,423,849	78,314,561
Incyte Corp. (a)	1,279,792	72,909,750
Inhibrx, Inc. (a)	1,691,619	59,139,000
Insmed, Inc. (a)	2,761,068	74,907,775
Intellia Therapeutics, Inc. (a) (b)	2,562,951	70,506,782
Ionis Pharmaceuticals, Inc. (a) (b)	1,746,194	75,697,510
Iovance Biotherapeutics, Inc. (a) (b)	4,892,524	72,507,206

See accompanying notes to Schedule of Investments.

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Ironwood Pharmaceuticals, Inc. (a) (b) (c)	8,525,352	$74,255,816
Keros Therapeutics, Inc. (a) (b)	1,001,111	66,273,548
Kiniksa Pharmaceuticals Ltd. Class A (a) (b)	1,179,902	23,279,466
Krystal Biotech, Inc. (a) (b)	446,996	79,533,998
Kura Oncology, Inc. (a)	2,607,323	55,614,200
Kymera Therapeutics, Inc. (a) (b)	1,766,190	71,000,838
MacroGenics, Inc. (a) (b)	2,954,282	43,487,031
Madrigal Pharmaceuticals, Inc. (a) (b)	300,827	80,332,842
MannKind Corp. (a) (b)	6,132,264	27,779,156
Mersana Therapeutics, Inc. (a)	3,086,099	13,825,724
MiMedx Group, Inc. (a)	2,414,579	18,592,258
Mirum Pharmaceuticals, Inc. (a) (b)	2,230,272	56,024,433
Moderna, Inc. (a)	745,504	79,440,906
Morphic Holding, Inc. (a) (b)	1,849,390	65,098,528
Myriad Genetics, Inc. (a)	2,087,398	44,503,325
Natera, Inc. (a)	862,579	78,891,475
Neurocrine Biosciences, Inc. (a)	551,729	76,094,464
Novavax, Inc. (a) (b) (c)	14,094,145	67,370,013
Nurix Therapeutics, Inc. (a) (b)	1,771,057	26,034,538
Nuvalent, Inc. Class A (a) (b)	910,265	68,351,799
Olema Pharmaceuticals, Inc. (a) (b)	2,468,591	27,944,450
ORIC Pharmaceuticals, Inc. (a) (b)	931,031	12,801,676
Protagonist Therapeutics, Inc. (a) (b)	2,003,634	57,965,132
Prothena Corp. PLC (a) (b)	2,541,752	62,959,197
PTC Therapeutics, Inc. (a)	2,465,150	71,711,214
Recursion Pharmaceuticals, Inc. Class A (a) (b)	6,864,387	68,437,938
Regeneron Pharmaceuticals, Inc. (a)	79,315	76,339,894
REGENXBIO, Inc. (a) (b)	1,506,668	31,745,495
Relay Therapeutics, Inc. (a) (b)	3,887,101	32,262,938
Replimune Group, Inc. (a) (b) (c)	5,378,161	43,939,575
REVOLUTION Medicines, Inc. (a) (b)	2,381,820	76,766,059
Rhythm Pharmaceuticals, Inc. (a) (b)	1,831,519	79,359,718
Rocket Pharmaceuticals, Inc. (a) (b)	2,756,178	74,251,435
Roivant Sciences Ltd. (a) (b)	7,192,287	75,806,705
Sage Therapeutics, Inc. (a) (b) (c)	3,287,024	61,598,830
Sana Biotechnology, Inc. (a) (b)	4,153,984	41,539,840
Sarepta Therapeutics, Inc. (a)	617,625	79,957,733
Scholar Rock Holding Corp. (a) (b)	2,896,103	51,434,789
Security Description	Shares	Value
Soleno Therapeutics, Inc. (a)	889,086	$38,052,881
SpringWorks Therapeutics, Inc. (a) (b)	1,504,082	74,030,916
Summit Therapeutics, Inc. (a) (b)	5,446,901	22,550,170
Syndax Pharmaceuticals, Inc. (a)	3,126,412	74,408,606
Tango Therapeutics, Inc. (a) (b)	1,842,945	14,632,983
TG Therapeutics, Inc. (a) (b)	4,577,667	69,626,315
Travere Therapeutics, Inc. (a) (b) (c)	4,985,682	38,439,608
Twist Bioscience Corp. (a) (b)	2,044,502	70,146,864
Ultragenyx Pharmaceutical, Inc. (a)	1,520,127	70,974,730
United Therapeutics Corp. (a)	316,034	72,599,330
Vaxcyte, Inc. (a)	1,056,672	72,181,264
Vera Therapeutics, Inc. (a)	1,464,023	63,128,672
Veracyte, Inc. (a)	2,584,531	57,273,207
Vericel Corp. (a) (b)	1,443,696	75,101,066
Vertex Pharmaceuticals, Inc. (a)	185,762	77,650,374
Verve Therapeutics, Inc. (a) (b)	3,614,928	48,006,244
Viking Therapeutics, Inc. (a) (b)	1,070,093	87,747,626
Vir Biotechnology, Inc. (a)	3,679,814	37,276,516
Viridian Therapeutics, Inc. (a) (b) (c)	3,424,918	59,970,314
Voyager Therapeutics, Inc. (a)	998,580	9,296,780
Xencor, Inc. (a)	1,921,264	42,517,572
Zentalis Pharmaceuticals, Inc. (a) (b)	2,496,135	39,339,088
		7,575,127,522
HEALTH CARE EQUIPMENT — 0.0%
OmniAb, Inc. (a) (b) (d) (e)	161,959	—
OmniAb, Inc. (a) (b) (d) (e)	161,959	—
		—
PHARMACEUTICALS — 0.1%
Scilex Holding Co. (a)	5,938,074	9,441,538
TOTAL COMMON STOCKS (Cost $8,009,051,166)		7,584,569,060
RIGHTS — 0.0% (f)
BIOTECHNOLOGY — 0.0% (f)
Mirati Therapeutics, Inc. (expiring 12/31/49) (a) (b)	1,369,552	958,686
TOTAL RIGHTS (Cost $958,686)		958,686
SHORT-TERM INVESTMENTS — 8.5%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (g) (h)	5,887,928	5,889,694

See accompanying notes to Schedule of Investments.

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (i) (j)	639,754,196	$639,754,196
TOTAL SHORT-TERM INVESTMENTS (Cost $645,643,890)		645,643,890
TOTAL INVESTMENTS — 108.4% (Cost $8,655,653,742)		8,231,171,636
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.4)%		(639,441,832)
NET ASSETS — 100.0%		$7,591,729,804

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2024.
(c)	These securities are affiliated investments as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2024, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	Amount is less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2024.
(i)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$7,584,493,596	$75,464	$0(a)	$7,584,569,060
Rights	—	958,686	—	958,686
Short-Term Investments	645,643,890	—	—	645,643,890
TOTAL INVESTMENTS	$8,230,137,486	$1,034,150	$0	$8,231,171,636
(a)	The Fund held Level 3 securities that were valued at $0 at March 31, 2024.

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
Akero Therapeutics, Inc.	1,353,167	$63,179,367	$167,860,853	$149,128,022	$(24,976,915)	$—*	—	$—*	$—
Altimmune, Inc.	—	—	80,087,277	7,343,273	(19,570)	2,535,563	7,392,927	75,259,997	—
Anavex Life Sciences Corp.	2,997,852	24,372,537	45,390,220	35,043,849	(5,309,447)	(846,616)	5,611,561	28,562,845	—
Arcturus Therapeutics Holdings, Inc.	1,355,141	38,865,444	64,670,587	64,313,815	7,937,806	—*	—	—*	—
Arcutis Biotherapeutics, Inc.	4,273,971	40,730,944	100,512,572	41,212,940	(54,184,504)	22,424,968	6,889,106	68,271,040	—
Ardelyx, Inc.	17,845,281	60,495,503	132,186,078	180,864,777	33,093,420	—*	—	—*	—
Avid Bioservices, Inc.	1,747,640	24,414,531	47,426,912	31,168,520	(1,471,411)	(9,705,733)	4,402,355	29,495,779	—
Avidity Biosciences, Inc.	4,685,206	51,958,935	43,528,479	68,361,896	(32,275,123)	—*	—	—*	—
BioCryst Pharmaceuticals, Inc.	8,336,123	58,686,306	112,082,145	88,622,222	(15,429,038)	77,895	13,148,639	66,795,086	—
Biomea Fusion, Inc.	1,170,948	25,702,309	102,654,116	51,640,073	(21,490,644)	4,675,548	4,006,773	59,901,256	—
Bioxcel Therapeutics, Inc.	1,689,894	11,254,694	4,045,254	9,448,683	(28,872,337)	—*	—	—*	—
Bluebird Bio, Inc.	14,087,477	46,347,799	49,571,728	73,135,025	(59,321,223)	—*	—	—*	—
C4 Therapeutics, Inc.	—	—	68,613,327	6,358,212	(5,725)	(5,198,223)	6,983,007	57,051,167	—
Cabaletta Bio, Inc.	—	—	91,778,975	37,160,369	6,133,780	(10,106,432)	2,968,696	50,645,954	—
CareDx, Inc.	2,931,817	24,920,444	47,604,299	45,847,101	(37,514,472)	43,194,903	3,055,531	32,358,073	—
Caribou Biosciences, Inc.	—	—	57,597,773	31,993,561	1,687,910	(3,980,988)	4,535,240	23,311,134	—
See accompanying notes to Schedule of Investments.

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
Catalyst Pharmaceuticals, Inc.	6,112,156	$82,147,377	$110,348,436	$135,293,520	$(6,604,223)	$—*	—	$—*	$—
Cogent Biosciences, Inc.	1,763,107	20,875,187	56,032,639	29,442,312	667,203	(8,457,508)	5,904,049	39,675,209	—
Coherus Biosciences, Inc.	—	—	49,366,787	29,613,406	(19,753,381)	—*	—	—*	—
Editas Medicine, Inc.	4,917,317	40,469,519	85,227,857	73,950,886	(15,952,905)	14,292,639	6,750,165	50,086,224	—
Emergent BioSolutions, Inc	4,973,044	36,551,873	9,883,262	29,221,032	(134,709,741)	—*	—	—*	—
Fate Therapeutics, Inc.	8,165,594	38,868,227	60,212,723	31,898,317	(28,780,205)	6,457,355	6,111,687	44,859,783	—
Intercept Pharmaceuticals, Inc.	3,524,818	38,984,487	29,555,939	88,870,439	1,962,232	—*	—	—*	—
Ironwood Pharmaceuticals, Inc.	6,200,001	65,968,011	145,424,134	125,178,516	7,120,085	(19,077,898)	8,525,352	74,255,816	—
Novavax, Inc	9,507,925	70,643,883	138,923,051	116,147,717	(149,874,195)	123,824,991	14,094,145	67,370,013	—
Replimune Group, Inc.	1,237,635	28,737,885	80,209,472	42,832,049	449,873	(22,625,606)	5,378,161	43,939,575	—
Sage Therapeutics, Inc.	1,185,757	55,754,294	154,427,129	110,801,727	(17,568,882)	(20,211,984)	3,287,024	61,598,830	—
Seres Therapeutics, Inc.	6,612,059	31,671,763	19,160,900	23,289,236	(34,555,205)	—*	—	—*	—
State Street Institutional Liquid Reserves Fund, Premier Class	2,170,348	2,170,782	475,507,203	471,794,696	6,405	—	5,887,928	5,889,694	294,755
State Street Navigator Securities Lending Portfolio II	633,689,418	633,689,418	2,227,034,934	2,220,970,156	—	—	639,754,196	639,754,196	9,065,455
Travere Therapeutics, Inc.	4,260,550	65,442,048	72,180,508	73,919,924	(19,920,832)	(5,342,192)	4,985,682	38,439,608	—
Twist Bioscience Corp.	3,537,498	72,377,209	114,352,417	157,817,361	(2,813,325)	—*	—	—*	—
uniQure NV	1,693,939	19,412,541	41,776,877	45,996,930	(31,833,856)	—*	—	—*	—
Viridian Therapeutics, Inc.	2,086,518	49,638,263	88,249,000	66,727,698	(5,668,052)	(5,521,199)	3,424,918	59,970,314	—
Total		$1,824,331,580	$5,173,483,863	$4,795,408,260	$(689,846,497)	$106,409,483		$1,617,491,593	$9,360,210
(a)	Does not include change in unrealized appreciation and depreciation from investments that are no longer affiliates at period ended March 31, 2024.
*	As of March 31, 2024, no longer an affiliate.
See accompanying notes to Schedule of Investments.

SPDR S&P CAPITAL MARKETS ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
ASSET MANAGEMENT & CUSTODY BANKS — 45.3%
Affiliated Managers Group, Inc.	33,312	$5,578,761
Ameriprise Financial, Inc.	12,926	5,667,275
ARES Management Corp. Class A	39,719	5,281,833
Artisan Partners Asset Management, Inc. Class A	118,522	5,424,752
AssetMark Financial Holdings, Inc. (a)	55,207	1,954,880
Bank of New York Mellon Corp.	95,554	5,505,821
BlackRock, Inc.	6,357	5,299,831
Blackstone, Inc.	42,064	5,525,948
Blue Owl Capital, Inc.	300,888	5,674,748
Brightsphere Investment Group, Inc.	210,931	4,817,664
Carlyle Group, Inc.	111,924	5,250,355
Cohen & Steers, Inc.	70,502	5,420,899
Diamond Hill Investment Group, Inc.	7,034	1,084,432
Federated Hermes, Inc.	150,275	5,427,933
Franklin Resources, Inc.	188,933	5,310,907
Hamilton Lane, Inc. Class A	49,287	5,557,602
Invesco Ltd.	333,765	5,537,161
Janus Henderson Group PLC	165,338	5,437,967
KKR & Co., Inc.	53,990	5,430,314
Northern Trust Corp.	64,766	5,758,993
P10, Inc. Class A	375,339	3,160,354
SEI Investments Co.	77,138	5,546,222
State Street Corp. (b)	73,530	5,685,340
StepStone Group, Inc. Class A	157,547	5,630,730
T Rowe Price Group, Inc.	45,156	5,505,419
TPG, Inc.	116,838	5,222,658
Victory Capital Holdings, Inc. Class A	134,210	5,694,530
Virtus Investment Partners, Inc.	21,263	5,272,799
WisdomTree, Inc. (c)	566,711	5,208,074
		147,874,202
FINANCIAL EXCHANGES & DATA — 21.9%
Cboe Global Markets, Inc.	28,402	5,218,299
CME Group, Inc.	25,009	5,384,188
Coinbase Global, Inc. Class A (a)	20,661	5,477,644
Donnelley Financial Solutions, Inc. (a)	83,955	5,206,050
FactSet Research Systems, Inc.	11,405	5,182,318
Intercontinental Exchange, Inc.	38,415	5,279,373
MarketAxess Holdings, Inc.	24,648	5,404,074
Moody's Corp.	13,762	5,408,879
Morningstar, Inc.	17,262	5,323,083
MSCI, Inc.	9,655	5,411,145
Nasdaq, Inc.	88,753	5,600,314
Open Lending Corp. Class A (a)	286,939	1,796,238
S&P Global, Inc.	12,384	5,268,773
Security Description	Shares	Value
Tradeweb Markets, Inc. Class A	51,513	$5,366,109
		71,326,487
INVESTMENT BANKING & BROKERAGE — 32.5%
B Riley Financial, Inc. (c)	227,946	4,825,617
BGC Group, Inc. Class A	623,500	4,844,595
Charles Schwab Corp.	78,917	5,708,856
Evercore, Inc. Class A	27,131	5,225,159
Goldman Sachs Group, Inc.	13,761	5,747,832
Houlihan Lokey, Inc.	42,603	5,461,278
Interactive Brokers Group, Inc. Class A	49,358	5,513,782
Jefferies Financial Group, Inc.	122,287	5,392,857
Lazard, Inc.	134,837	5,645,625
LPL Financial Holdings, Inc.	20,176	5,330,499
Moelis & Co. Class A	99,617	5,655,257
Morgan Stanley	60,905	5,734,815
Perella Weinberg Partners	133,605	1,887,839
Piper Sandler Cos.	27,742	5,506,510
PJT Partners, Inc. Class A (c)	52,961	4,992,104
Raymond James Financial, Inc.	44,308	5,690,033
Robinhood Markets, Inc. Class A (a)	313,282	6,306,367
Stifel Financial Corp.	70,469	5,508,562
StoneX Group, Inc. (a)	77,777	5,464,612
Virtu Financial, Inc. Class A	277,118	5,686,461
		106,128,660
TOTAL COMMON STOCKS (Cost $295,474,721)		325,329,349
SHORT-TERM INVESTMENTS — 2.6%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (d) (e)	492,000	492,148
State Street Navigator Securities Lending Portfolio II (b) (f)	7,827,204	7,827,204
TOTAL SHORT-TERM INVESTMENTS (Cost $8,319,352)		8,319,352
TOTAL INVESTMENTS — 102.3% (Cost $303,794,073)		333,648,701
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.3)%		(7,494,108)
NET ASSETS — 100.0%		$326,154,593

(a)	Non-income producing security.
(b)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(c)	All or a portion of the shares of the security are on loan at March 31, 2024.

See accompanying notes to Schedule of Investments.

SPDR S&P CAPITAL MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2024.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$325,329,349	$—	$—	$325,329,349
Short-Term Investments	8,319,352	—	—	8,319,352
TOTAL INVESTMENTS	$333,648,701	$—	$—	$333,648,701

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Corp.	30,384	$2,223,501	$6,433,199	$3,344,983	$48,651	$324,972	73,530	$5,685,340	$146,762
State Street Institutional Liquid Reserves Fund, Premier Class	237,542	237,590	12,413,677	12,159,213	97	(3)	492,000	492,148	20,038
State Street Navigator Securities Lending Portfolio II	4,491,999	4,491,999	98,937,527	95,602,322	—	—	7,827,204	7,827,204	267,586
Total		$6,953,090	$117,784,403	$111,106,518	$48,748	$324,969		$14,004,692	$434,386
See accompanying notes to Schedule of Investments.

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 3.5%
General Dynamics Corp.	633,040	$178,827,469
L3Harris Technologies, Inc.	861,969	183,685,594
Lockheed Martin Corp.	523,709	238,219,513
Northrop Grumman Corp.	280,070	134,058,306
		734,790,882
AIR FREIGHT & LOGISTICS — 1.0%
CH Robinson Worldwide, Inc.	1,598,811	121,733,470
Expeditors International of Washington, Inc.	693,634	84,325,085
		206,058,555
BANKS — 2.3%
Bank OZK	1,460,934	66,414,059
Commerce Bancshares, Inc.	1,589,614	84,567,465
Community Bank System, Inc.	781,459	37,533,476
Cullen/Frost Bankers, Inc.	867,259	97,627,345
Prosperity Bancshares, Inc. (a)	1,327,060	87,294,007
UMB Financial Corp.	605,622	52,683,058
United Bankshares, Inc. (a)	1,856,533	66,445,316
		492,564,726
BEVERAGES — 3.0%
Brown-Forman Corp. Class B (a)	2,273,444	117,355,179
Coca-Cola Co.	4,309,848	263,676,501
PepsiCo, Inc.	1,462,870	256,016,879
		637,048,559
BIOTECHNOLOGY — 1.7%
AbbVie, Inc.	1,980,998	360,739,736
BUILDING PRODUCTS — 1.2%
A O Smith Corp.	1,571,697	140,604,014
Carlisle Cos., Inc.	292,839	114,748,962
		255,352,976
CAPITAL MARKETS — 3.4%
FactSet Research Systems, Inc.	141,929	64,491,118
Franklin Resources, Inc. (a)	4,241,472	119,227,778
S&P Global, Inc.	149,055	63,415,450
SEI Investments Co.	1,335,776	96,042,294
T Rowe Price Group, Inc.	2,976,778	362,928,774
		706,105,414
CHEMICALS — 4.7%
Air Products & Chemicals, Inc.	808,405	195,852,279
Albemarle Corp. (a)	739,987	97,485,887
Ecolab, Inc.	475,434	109,777,711
HB Fuller Co.	775,988	61,877,283
Linde PLC	251,636	116,839,628
PPG Industries, Inc.	1,002,408	145,248,919
RPM International, Inc.	1,258,243	149,668,005
Sherwin-Williams Co.	209,570	72,789,948
Stepan Co. (a)	298,922	26,914,937
		976,454,597
Security Description	Shares	Value
COMMERCIAL SERVICES & SUPPLIES — 2.5%
ABM Industries, Inc.	948,909	$42,340,320
Brady Corp. Class A	597,396	35,413,635
Cintas Corp.	121,860	83,721,476
MSA Safety, Inc.	505,824	97,922,468
Republic Services, Inc.	623,105	119,287,221
Waste Management, Inc.	691,694	147,434,576
		526,119,696
CONSUMER STAPLES DISTRIBUTION & RETAIL — 3.6%
Casey's General Stores, Inc.	180,392	57,445,832
Sysco Corp.	2,965,546	240,743,024
Target Corp.	1,804,775	319,824,178
Walmart, Inc.	2,198,176	132,264,250
		750,277,284
CONTAINERS & PACKAGING — 1.8%
Amcor PLC	20,316,943	193,214,128
AptarGroup, Inc.	824,856	118,688,530
Sonoco Products Co.	1,291,419	74,695,675
		386,598,333
DISTRIBUTORS — 1.2%
Genuine Parts Co.	1,574,779	243,980,510
ELECTRIC UTILITIES — 9.3%
Alliant Energy Corp.	3,691,633	186,058,303
Edison International	5,444,607	385,097,053
Evergy, Inc.	3,298,708	176,085,033
Eversource Energy	5,505,968	329,091,707
NextEra Energy, Inc.	4,391,205	280,641,912
Southern Co.	4,761,061	341,558,516
Xcel Energy, Inc.	4,692,410	252,217,038
		1,950,749,562
ELECTRICAL EQUIPMENT — 1.0%
Emerson Electric Co.	1,858,756	210,820,105
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.3%
Badger Meter, Inc. (a)	377,597	61,098,971
FINANCIAL SERVICES — 0.5%
Jack Henry & Associates, Inc.	621,171	107,916,038
FOOD PRODUCTS — 4.4%
Archer-Daniels-Midland Co.	3,850,787	241,867,931
Flowers Foods, Inc.	2,608,120	61,942,850
Hormel Foods Corp.	4,153,141	144,903,090
J M Smucker Co.	1,403,440	176,650,993
Lancaster Colony Corp.	261,092	54,210,532
McCormick & Co., Inc.	3,035,278	233,139,703
		912,715,099
GAS UTILITIES — 2.8%
Atmos Energy Corp.	2,037,314	242,175,515
Chesapeake Utilities Corp. (a)	299,130	32,096,649
National Fuel Gas Co.	1,332,851	71,600,756
New Jersey Resources Corp.	1,416,281	60,772,618
ONE Gas, Inc. (a)	791,695	51,088,078
Spire, Inc.	748,201	45,917,096

See accompanying notes to Schedule of Investments.

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
UGI Corp. (a)	3,094,106	$75,929,361
		579,580,073
HEALTH CARE EQUIPMENT & SUPPLIES — 2.8%
Abbott Laboratories	1,467,285	166,771,613
Becton Dickinson & Co.	540,261	133,687,584
Medtronic PLC	3,215,643	280,243,288
		580,702,485
HEALTH CARE PROVIDERS & SERVICES — 0.8%
Cardinal Health, Inc.	1,547,887	173,208,555
HOTELS, RESTAURANTS & LEISURE — 0.8%
McDonald's Corp.	609,760	171,921,832
HOUSEHOLD DURABLES — 0.2%
Leggett & Platt, Inc.	2,038,913	39,045,184
HOUSEHOLD PRODUCTS — 5.5%
Church & Dwight Co., Inc.	965,318	100,692,320
Clorox Co.	1,717,874	263,023,688
Colgate-Palmolive Co.	2,445,852	220,248,973
Kimberly-Clark Corp.	2,675,863	346,122,879
Procter & Gamble Co.	1,372,560	222,697,860
		1,152,785,720
INDUSTRIAL CONGLOMERATES — 2.4%
3M Co.	4,786,465	507,700,343
INSURANCE — 5.1%
Aflac, Inc.	2,319,120	199,119,643
Brown & Brown, Inc.	766,241	67,076,737
Chubb Ltd.	512,318	132,756,963
Cincinnati Financial Corp.	1,951,117	242,270,198
Erie Indemnity Co. Class A (a)	334,940	134,501,856
Old Republic International Corp.	3,425,733	105,238,518
RenaissanceRe Holdings Ltd. (a)	301,231	70,798,322
RLI Corp.	453,366	67,311,250
W R Berkley Corp.	651,194	57,591,597
		1,076,665,084
IT SERVICES — 1.7%
International Business Machines Corp.	1,898,054	362,452,392
LEISURE EQUIPMENT & PRODUCTS — 0.4%
Polaris, Inc. (a)	740,865	74,175,404
LIFE SCIENCES TOOLS & SERVICES — 0.1%
West Pharmaceutical Services, Inc.	52,936	20,947,305
MACHINERY — 6.9%
Caterpillar, Inc.	491,961	180,269,269
Donaldson Co., Inc.	1,668,002	124,566,389
Dover Corp.	728,683	129,115,341
Franklin Electric Co., Inc.	545,810	58,297,966
Graco, Inc.	1,137,492	106,310,002
Illinois Tool Works, Inc.	672,227	180,378,671
Lincoln Electric Holdings, Inc. (a)	482,683	123,296,546
Nordson Corp.	333,523	91,565,404
Pentair PLC	1,455,436	124,352,452
Security Description	Shares	Value
Stanley Black & Decker, Inc.	2,198,006	$215,250,728
Toro Co. (a)	1,304,083	119,493,125
		1,452,895,893
METALS & MINING — 1.1%
Nucor Corp.	584,579	115,688,184
Royal Gold, Inc.	936,266	114,046,562
		229,734,746
MULTI-UTILITIES — 3.5%
Avista Corp.	1,123,886	39,358,488
Black Hills Corp.	994,813	54,316,790
Consolidated Edison, Inc.	3,279,169	297,781,337
WEC Energy Group, Inc.	4,081,364	335,161,611
		726,618,226
OIL, GAS & CONSUMABLE FUELS — 3.4%
Chevron Corp.	2,272,124	358,404,840
Exxon Mobil Corp.	3,103,013	360,694,231
		719,099,071
PERSONAL CARE PRODUCTS — 1.5%
Kenvue, Inc.	14,789,318	317,378,764
PHARMACEUTICALS — 1.4%
Johnson & Johnson	1,553,454	245,740,888
Perrigo Co. PLC	1,793,330	57,727,293
		303,468,181
PROFESSIONAL SERVICES — 1.0%
Automatic Data Processing, Inc.	819,720	204,716,873
RESIDENTIAL REITs — 1.1%
Essex Property Trust, Inc. REIT	920,692	225,394,608
RETAIL REITs — 3.1%
Federal Realty Investment Trust REIT	1,015,218	103,674,062
NNN REIT, Inc.	2,596,009	110,953,424
Realty Income Corp. REIT	7,926,647	428,831,603
		643,459,089
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.6%
Analog Devices, Inc.	710,460	140,521,884
Microchip Technology, Inc.	1,748,462	156,854,526
QUALCOMM, Inc.	1,165,464	197,313,055
Texas Instruments, Inc.	1,458,576	254,098,525
		748,787,990
SOFTWARE — 0.2%
Roper Technologies, Inc.	81,723	45,833,527
SPECIALTY RETAIL — 2.0%
Best Buy Co., Inc. (a)	2,807,132	230,269,038
Lowe's Cos., Inc.	763,586	194,508,262
		424,777,300
TEXTILES, APPAREL & LUXURY GOODS — 0.5%
NIKE, Inc. Class B	1,100,146	103,391,721

See accompanying notes to Schedule of Investments.

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 1.3%
Fastenal Co.	2,553,228	$196,956,008
WW Grainger, Inc.	83,793	85,242,619
		282,198,627
WATER UTILITIES — 1.1%
American States Water Co.	536,448	38,753,003
California Water Service Group (a)	896,340	41,661,883
Essential Utilities, Inc. (a)	3,561,399	131,949,833
SJW Group (a)	430,064	24,337,322
		236,702,041
TOTAL COMMON STOCKS (Cost $19,038,367,624)		20,923,032,077
SHORT-TERM INVESTMENTS — 0.9%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (b) (c)	36,630,659	36,641,648
State Street Navigator Securities Lending Portfolio II (d) (e)	158,973,862	158,973,862
TOTAL SHORT-TERM INVESTMENTS (Cost $195,615,510)		195,615,510
TOTAL INVESTMENTS — 100.6% (Cost $19,233,983,134)		21,118,647,587
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(127,279,884)
NET ASSETS — 100.0%		$20,991,367,703

(a)	All or a portion of the shares of the security are on loan at March 31, 2024.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2024.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

At  March 31, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	206	06/21/2024	$53,508,453	$54,677,550	$1,169,097

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$20,923,032,077	$—	$—	$20,923,032,077
Short-Term Investments	195,615,510	—	—	195,615,510
TOTAL INVESTMENTS	$21,118,647,587	$—	$—	$21,118,647,587
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$1,169,097	$—	$—	$1,169,097
TOTAL OTHER FINANCIAL INSTRUMENTS:	$1,169,097	$—	$—	$1,169,097

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
ABM Industries, Inc.	3,541,033	$151,025,058	$3,265,183	$122,331,976	$3,125,638	$—*	—	$—*	$1,222,964
Avista Corp	7,424,165	291,546,960	2,825,024	245,495,550	(10,341,960)	—*	—	—*	1,633,539
Black Hills Corp.	4,632,663	279,164,272	3,529,585	221,896,621	(23,100,201)	—*	—	—*	1,974,491
Brady Corp.	2,497,174	118,790,567	1,448,785	100,241,953	9,980,876	—*	—	—*	903,566
John Wiley & Sons, Inc.	3,018,528	102,720,508	3,472,146	106,763,678	(51,282,392)	—*	—	—*	1,543,654
Leggett & Platt, Inc.	10,949,805	324,333,224	3,634,477	263,820,018	(92,827,213)	—*	—	—*	2,880,453
Nu Skin Enterprises, Inc.	5,881,950	195,280,740	384,609	163,273,371	(89,255,399)	—*	—	—*	670,305
ONE Gas, Inc	3,110,109	238,887,472	2,219,741	184,157,494	(9,227,308)	—*	—	—*	1,653,758
SJW Group	1,935,914	135,726,931	2,492,675	108,523,073	(10,754,077)	—*	—	—*	508,444
State Street Institutional Liquid Reserves Fund, Premier Class	600,155,172	600,275,203	949,873,713	1,513,520,760	15,044	(1,552)	36,630,659	36,641,648	5,292,534
State Street Navigator Securities Lending Portfolio II	381,931,207	381,931,207	2,825,863,915	3,048,821,260	—	—	158,973,862	158,973,862	293,171
Total		$2,819,682,142	$3,799,009,853	$6,078,845,754	$(273,666,992)	$(1,552)		$195,615,510	$18,576,879
(a)	Does not include change in unrealized appreciation and depreciation from investments that are no longer affiliates at period ended March 31, 2024.
*	As of March 31, 2024, no longer an affiliate.
See accompanying notes to Schedule of Investments.

SPDR S&P HEALTH CARE EQUIPMENT ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
HEALTH CARE EQUIPMENT — 77.3%
Abbott Laboratories	37,017	$4,207,352
Alphatec Holdings, Inc. (a)	349,795	4,823,673
Artivion, Inc. (a)	103,860	2,197,678
AtriCure, Inc. (a)	123,853	3,767,608
Axonics, Inc. (a)	66,206	4,566,228
Baxter International, Inc.	102,296	4,372,131
Becton Dickinson & Co.	18,662	4,617,912
Boston Scientific Corp. (a)	66,175	4,532,326
CONMED Corp.	52,655	4,216,612
Dexcom, Inc. (a)	33,105	4,591,664
Edwards Lifesciences Corp. (a)	48,590	4,643,260
Enovis Corp. (a)	72,225	4,510,451
Envista Holdings Corp. (a)	210,896	4,508,956
GE HealthCare Technologies, Inc.	47,695	4,335,952
Glaukos Corp. (a)	51,190	4,826,705
Globus Medical, Inc. Class A (a)	80,880	4,338,403
Hologic, Inc. (a)	58,109	4,530,178
IDEXX Laboratories, Inc. (a)	7,979	4,308,101
Inari Medical, Inc. (a)	104,147	4,996,973
Inspire Medical Systems, Inc. (a) (b)	22,550	4,843,515
Insulet Corp. (a)	24,932	4,273,345
Integer Holdings Corp. (a)	38,757	4,522,167
Integra LifeSciences Holdings Corp. (a)	121,896	4,321,213
Intuitive Surgical, Inc. (a)	11,427	4,560,401
iRhythm Technologies, Inc. (a) (b)	40,099	4,651,484
LeMaitre Vascular, Inc.	43,518	2,887,854
LivaNova PLC (a)	83,333	4,661,648
Masimo Corp. (a)	33,307	4,891,133
Medtronic PLC	52,597	4,583,829
Nevro Corp. (a)	293,213	4,233,996
Novocure Ltd. (a)	270,698	4,231,010
Omnicell, Inc. (a)	156,824	4,583,966
Orthofix Medical, Inc. (a)	276,063	4,008,435
Paragon 28, Inc. (a)	235,085	2,903,300
Penumbra, Inc. (a)	18,310	4,086,426
PROCEPT BioRobotics Corp. (a) (b)	90,858	4,490,202
Pulmonx Corp. (a)	195,532	1,812,582
QuidelOrtho Corp. (a) (b)	96,787	4,639,969
ResMed, Inc.	23,761	4,705,391
Shockwave Medical, Inc. (a)	17,789	5,792,632
SI-BONE, Inc. (a)	232,865	3,812,000
Silk Road Medical, Inc. (a)	273,012	5,001,580
STERIS PLC	19,156	4,306,652
Stryker Corp.	12,514	4,478,385
Surmodics, Inc. (a)	24,465	717,803
Tactile Systems Technology, Inc. (a)	141,995	2,307,419
Tandem Diabetes Care, Inc. (a) (b)	145,843	5,164,301
Teleflex, Inc.	19,951	4,512,318
TransMedics Group, Inc. (a) (b)	53,461	3,952,906
Security Description	Shares	Value
Treace Medical Concepts, Inc. (a)	299,902	$3,913,721
Varex Imaging Corp. (a)	169,062	3,060,022
Zimmer Biomet Holdings, Inc.	35,329	4,662,721
Zimvie, Inc. (a)	145,566	2,400,383
		220,866,872
HEALTH CARE SUPPLIES — 22.5%
Align Technology, Inc. (a)	14,331	4,699,422
Atrion Corp.	3,411	1,581,169
Avanos Medical, Inc. (a)	164,926	3,283,677
Cooper Cos., Inc.	44,107	4,475,096
Dentsply Sirona, Inc.	132,660	4,402,985
Embecta Corp.	254,631	3,378,953
Haemonetics Corp. (a)	56,241	4,800,169
ICU Medical, Inc. (a)	42,839	4,597,481
Lantheus Holdings, Inc. (a)	71,615	4,457,318
Merit Medical Systems, Inc. (a)	59,539	4,510,079
Neogen Corp. (a) (b)	273,511	4,316,004
OraSure Technologies, Inc. (a)	408,001	2,509,206
OrthoPediatrics Corp. (a)	84,411	2,461,425
RxSight, Inc. (a)	85,200	4,394,616
STAAR Surgical Co. (a)	124,859	4,779,603
UFP Technologies, Inc. (a)	22,390	5,646,758
		64,293,961
TOTAL COMMON STOCKS (Cost $330,192,223)		285,160,833
SHORT-TERM INVESTMENTS — 1.1%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (c) (d)	519,631	519,787
State Street Navigator Securities Lending Portfolio II (e) (f)	2,602,390	2,602,390
TOTAL SHORT-TERM INVESTMENTS (Cost $3,122,152)		3,122,177
TOTAL INVESTMENTS — 100.9% (Cost $333,314,375)		288,283,010
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%		(2,540,047)
NET ASSETS — 100.0%		$285,742,963

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to Schedule of Investments.

SPDR S&P HEALTH CARE EQUIPMENT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$285,160,833	$—	$—	$285,160,833
Short-Term Investments	3,122,177	—	—	3,122,177
TOTAL INVESTMENTS	$288,283,010	$—	$—	$288,283,010

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	131,452	$131,478	$1,752,349	$1,364,161	$96	$25	519,631	$519,787	$16,936
State Street Navigator Securities Lending Portfolio II	13,379,982	13,379,982	90,638,815	101,416,407	—	—	2,602,390	2,602,390	62,964
Total		$13,511,460	$92,391,164	$102,780,568	$96	$25		$3,122,177	$79,900
See accompanying notes to Schedule of Investments.

SPDR S&P HEALTH CARE SERVICES ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
HEALTH CARE SERVICES — 49.2%
Accolade, Inc. (a)	122,226	$1,280,928
Addus HomeCare Corp. (a)	12,592	1,301,257
agilon health, Inc. (a) (b)	273,275	1,666,978
Amedisys, Inc. (a)	17,375	1,601,280
AMN Healthcare Services, Inc. (a)	26,635	1,664,954
Astrana Health, Inc. (a)	21,577	906,018
Castle Biosciences, Inc. (a)	35,729	791,397
Chemed Corp.	2,534	1,626,651
Cigna Group	4,744	1,722,973
CorVel Corp. (a)	5,728	1,506,235
Cross Country Healthcare, Inc. (a)	64,814	1,213,318
CVS Health Corp.	21,603	1,723,055
DaVita, Inc. (a)	12,000	1,656,600
DocGo, Inc. (a) (b)	203,506	822,164
Enhabit, Inc. (a)	73,557	856,939
Fulgent Genetics, Inc. (a)	32,999	716,078
Guardant Health, Inc. (a)	81,994	1,691,536
Hims & Hers Health, Inc. (a)	113,721	1,759,264
Laboratory Corp. of America Holdings	7,457	1,629,056
LifeStance Health Group, Inc. (a) (b)	154,046	950,464
ModivCare, Inc. (a)	24,119	565,591
National Research Corp.	11,631	460,704
NeoGenomics, Inc. (a)	103,305	1,623,955
OPKO Health, Inc. (a) (b)	878,098	1,053,718
Option Care Health, Inc. (a)	50,151	1,682,065
Pediatrix Medical Group, Inc. (a)	121,980	1,223,459
Pennant Group, Inc. (a)	17,124	336,144
Premier, Inc. Class A	76,077	1,681,302
Privia Health Group, Inc. (a)	70,581	1,382,682
Quest Diagnostics, Inc.	12,745	1,696,487
R1 RCM, Inc. (a)	116,555	1,501,228
RadNet, Inc. (a)	34,871	1,696,823
		41,991,303
HEALTH CARE DISTRIBUTORS — 14.0%
AdaptHealth Corp. (a)	106,991	1,231,466
Cardinal Health, Inc.	14,049	1,572,083
Cencora, Inc.	6,812	1,655,248
Henry Schein, Inc. (a)	21,639	1,634,177
McKesson Corp.	3,068	1,647,056
Owens & Minor, Inc. (a)	63,256	1,752,824
Patterson Cos., Inc.	59,541	1,646,309
PetIQ, Inc. (a)	44,833	819,547
		11,958,710
HEALTH CARE FACILITIES — 22.2%
Acadia Healthcare Co., Inc. (a)	19,775	1,566,576
Brookdale Senior Living, Inc. (a)	229,597	1,517,636
Community Health Systems, Inc. (a)	397,551	1,391,429
Encompass Health Corp.	21,214	1,751,852
Security Description	Shares	Value
Ensign Group, Inc.	13,110	$1,631,146
HCA Healthcare, Inc.	4,974	1,658,978
National HealthCare Corp.	16,083	1,520,004
Select Medical Holdings Corp.	57,312	1,727,957
Surgery Partners, Inc. (a)	54,842	1,635,937
Tenet Healthcare Corp. (a)	16,437	1,727,693
U.S. Physical Therapy, Inc.	10,440	1,178,363
Universal Health Services, Inc. Class B	9,211	1,680,639
		18,988,210
MANAGED HEALTH CARE — 14.5%
Alignment Healthcare, Inc. (a)	131,038	649,948
Centene Corp. (a)	20,706	1,625,007
Elevance Health, Inc.	3,224	1,671,773
HealthEquity, Inc. (a)	19,951	1,628,600
Humana, Inc.	4,768	1,653,161
Molina Healthcare, Inc. (a)	4,130	1,696,728
Progyny, Inc. (a)	45,700	1,743,455
UnitedHealth Group, Inc.	3,394	1,679,012
		12,347,684
TOTAL COMMON STOCKS (Cost $88,149,539)		85,285,907
SHORT-TERM INVESTMENTS — 2.6%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (c) (d)	118,743	118,779
State Street Navigator Securities Lending Portfolio II (e) (f)	2,106,557	2,106,557
TOTAL SHORT-TERM INVESTMENTS (Cost $2,225,338)		2,225,336
TOTAL INVESTMENTS — 102.5% (Cost $90,374,877)		87,511,243
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.5)%		(2,157,206)
NET ASSETS — 100.0%		$85,354,037

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to Schedule of Investments.

SPDR S&P HEALTH CARE SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$85,285,907	$—	$—	$85,285,907
Short-Term Investments	2,225,336	—	—	2,225,336
TOTAL INVESTMENTS	$87,511,243	$—	$—	$87,511,243

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	31,973	$31,979	$971,426	$884,654	$30	$(2)	118,743	$118,779	$2,612
State Street Navigator Securities Lending Portfolio II	2,220,400	2,220,400	17,646,768	17,760,611	—	—	2,106,557	2,106,557	20,736
Total		$2,252,379	$18,618,194	$18,645,265	$30	$(2)		$2,225,336	$23,348
See accompanying notes to Schedule of Investments.

SPDR S&P HOMEBUILDERS ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
BUILDING PRODUCTS — 44.7%
A O Smith Corp.	749,852	$67,081,760
Advanced Drainage Systems, Inc.	332,104	57,201,593
Allegion PLC	530,838	71,509,187
Builders FirstSource, Inc. (a)	347,639	72,500,113
Carlisle Cos., Inc.	195,746	76,703,070
Carrier Global Corp.	1,196,651	69,561,322
Fortune Brands Innovations, Inc.	852,692	72,197,432
Johnson Controls International PLC	1,125,377	73,509,626
Lennox International, Inc.	147,563	72,122,892
Masco Corp.	903,576	71,274,075
Owens Corning	442,464	73,802,995
Trane Technologies PLC	243,709	73,161,442
Trex Co., Inc. (a)	642,801	64,119,400
		914,744,907
HOME FURNISHINGS — 3.5%
Tempur Sealy International, Inc.	1,267,419	72,014,748
HOME IMPROVEMENT RETAIL — 10.6%
Floor & Decor Holdings, Inc. Class A (a) (b)	558,645	72,411,565
Home Depot, Inc.	186,106	71,390,262
Lowe's Cos., Inc.	286,939	73,091,971
		216,893,798
HOMEBUILDING — 36.5%
Cavco Industries, Inc. (a)	57,361	22,890,481
Century Communities, Inc.	212,796	20,534,814
DR Horton, Inc.	452,352	74,434,522
Dream Finders Homes, Inc. Class A (a) (b)	271,175	11,858,483
Green Brick Partners, Inc. (a)	246,555	14,850,008
Installed Building Products, Inc.	172,926	44,741,144
Lennar Corp. Class A	423,062	72,758,203
LGI Homes, Inc. (a)	174,576	20,315,409
M/I Homes, Inc. (a)	256,894	35,012,083
MDC Holdings, Inc.	761,164	47,884,827
NVR, Inc. (a)	9,068	73,450,437
PulteGroup, Inc.	616,522	74,364,884
Security Description	Shares	Value
Skyline Champion Corp. (a)	222,219	$18,890,837
Taylor Morrison Home Corp. (a)	653,244	40,612,179
Toll Brothers, Inc.	575,624	74,468,477
TopBuild Corp. (a)	170,483	75,136,972
Tri Pointe Homes, Inc. (a)	675,534	26,116,144
		748,319,904
HOMEFURNISHING RETAIL — 4.6%
Williams-Sonoma, Inc. (b)	295,765	93,914,260
TOTAL COMMON STOCKS (Cost $1,835,938,517)		2,045,887,617
SHORT-TERM INVESTMENTS — 1.2%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (c) (d)	743,346	743,569
State Street Navigator Securities Lending Portfolio II (e) (f)	24,486,872	24,486,872
TOTAL SHORT-TERM INVESTMENTS (Cost $25,230,441)		25,230,441
TOTAL INVESTMENTS — 101.1% (Cost $1,861,168,958)		2,071,118,058
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.1)%		(23,285,776)
NET ASSETS — 100.0%		$2,047,832,282

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to Schedule of Investments.

SPDR S&P HOMEBUILDERS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,045,887,617	$—	$—	$2,045,887,617
Short-Term Investments	25,230,441	—	—	25,230,441
TOTAL INVESTMENTS	$2,071,118,058	$—	$—	$2,071,118,058

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	429,169	$429,255	$22,225,621	$21,911,493	$186	$—	743,346	$743,569	$37,057
State Street Navigator Securities Lending Portfolio II	61,594,352	61,594,352	761,463,863	798,571,343	—	—	24,486,872	24,486,872	134,990
Total		$62,023,607	$783,689,484	$820,482,836	$186	$—		$25,230,441	$172,047
See accompanying notes to Schedule of Investments.

SPDR S&P INSURANCE ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
INSURANCE BROKERS — 12.5%
Aon PLC Class A	48,714	$16,256,836
Arthur J Gallagher & Co.	61,306	15,328,952
Brown & Brown, Inc.	181,128	15,855,945
Marsh & McLennan Cos., Inc.	75,214	15,492,580
Ryan Specialty Holdings, Inc. (a)	284,059	15,765,275
Willis Towers Watson PLC	56,373	15,502,575
		94,202,163
LIFE & HEALTH INSURANCE — 26.7%
Aflac, Inc.	187,918	16,134,639
American Equity Investment Life Holding Co. (b)	277,573	15,605,154
Brighthouse Financial, Inc. (b)	268,931	13,860,704
CNO Financial Group, Inc.	528,635	14,526,890
Genworth Financial, Inc. Class A (b)	1,833,817	11,791,443
Globe Life, Inc.	124,590	14,498,538
Lincoln National Corp.	569,983	18,199,557
MetLife, Inc.	217,570	16,124,113
Oscar Health, Inc. Class A (b)	1,052,764	15,654,601
Primerica, Inc.	62,459	15,799,629
Principal Financial Group, Inc.	192,946	16,653,169
Prudential Financial, Inc.	138,885	16,305,099
Unum Group	306,149	16,427,955
		201,581,491
MULTI-LINE INSURANCE — 4.3%
American International Group, Inc.	207,364	16,209,644
Assurant, Inc.	86,284	16,242,100
		32,451,744
PROPERTY & CASUALTY INSURANCE — 48.7%
Allstate Corp.	98,330	17,012,073
American Financial Group, Inc.	119,891	16,362,724
Arch Capital Group Ltd. (b)	176,122	16,280,718
Assured Guaranty Ltd.	167,483	14,612,892
Axis Capital Holdings Ltd.	252,205	16,398,369
Chubb Ltd.	62,016	16,070,206
Cincinnati Financial Corp.	131,556	16,335,308
Erie Indemnity Co. Class A	37,036	14,872,547
Fidelity National Financial, Inc.	306,277	16,263,309
First American Financial Corp.	276,572	16,884,721
Hanover Insurance Group, Inc.	103,532	14,097,952
Hartford Financial Services Group, Inc.	159,302	16,416,071
Kemper Corp.	267,367	16,555,365
Kinsale Capital Group, Inc.	29,301	15,375,407
Loews Corp.	206,174	16,141,362
Security Description	Shares	Value
Markel Group, Inc. (b)	10,307	$15,681,894
Old Republic International Corp.	532,989	16,373,422
Palomar Holdings, Inc. (b)	78,165	6,552,572
Progressive Corp.	77,631	16,055,643
RLI Corp.	105,362	15,643,096
Selective Insurance Group, Inc.	147,628	16,116,549
Travelers Cos., Inc.	70,634	16,255,709
W R Berkley Corp.	182,822	16,168,778
White Mountains Insurance Group Ltd.	5,054	9,068,392
		367,595,079
REINSURANCE — 7.7%
Enstar Group Ltd. (b)	31,553	9,805,410
Everest Group Ltd.	41,963	16,680,292
Reinsurance Group of America, Inc.	84,678	16,332,693
RenaissanceRe Holdings Ltd.	66,865	15,715,281
		58,533,676
TOTAL COMMON STOCKS (Cost $703,231,392)		754,364,153
SHORT-TERM INVESTMENTS — 2.1%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (c) (d)	1,263,567	1,263,946
State Street Navigator Securities Lending Portfolio II (e) (f)	14,797,200	14,797,200
TOTAL SHORT-TERM INVESTMENTS (Cost $16,061,146)		16,061,146
TOTAL INVESTMENTS — 102.0% (Cost $719,292,538)		770,425,299
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.0)%		(14,874,265)
NET ASSETS — 100.0%		$755,551,034

(a)	All or a portion of the shares of the security are on loan at March 31, 2024.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to Schedule of Investments.

SPDR S&P INSURANCE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$754,364,153	$—	$—	$754,364,153
Short-Term Investments	16,061,146	—	—	16,061,146
TOTAL INVESTMENTS	$770,425,299	$—	$—	$770,425,299

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,104,759	$1,104,980	$15,588,792	$15,429,822	$1	$(5)	1,263,567	$1,263,946	$24,546
State Street Navigator Securities Lending Portfolio II	27,150	27,150	47,669,368	32,899,318	—	—	14,797,200	14,797,200	3,465
Total		$1,132,130	$63,258,160	$48,329,140	$1	$(5)		$16,061,146	$28,011
See accompanying notes to Schedule of Investments.

SPDR S&P METALS & MINING ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
ALUMINUM — 8.6%
Alcoa Corp.	2,722,476	$91,992,464
Century Aluminum Co. (a) (b)	3,138,967	48,308,702
Kaiser Aluminum Corp.	224,963	20,102,694
		160,403,860
COAL & CONSUMABLE FUELS — 12.5%
CONSOL Energy, Inc.	882,194	73,892,570
Peabody Energy Corp. (b)	2,990,478	72,548,996
Uranium Energy Corp. (a) (b)	12,757,348	86,112,099
		232,553,665
COPPER — 5.1%
Freeport-McMoRan, Inc.	2,039,275	95,886,710
DIVERSIFIED METALS & MINING — 6.7%
Compass Minerals International, Inc. (b)	1,461,907	23,010,416
Materion Corp.	196,125	25,839,469
MP Materials Corp. (a) (b)	5,329,424	76,210,763
		125,060,648
GOLD — 12.3%
Coeur Mining, Inc. (a) (b)	14,436,359	54,425,074
Newmont Corp.	2,396,520	85,891,277
Royal Gold, Inc.	720,761	87,795,897
		228,112,248
SILVER — 3.9%
Hecla Mining Co. (b)	14,920,874	71,769,404
STEEL — 50.8%
Alpha Metallurgical Resources, Inc. (b)	216,007	71,535,038
Arch Resources, Inc.	440,204	70,780,401
ATI, Inc. (a) (b)	1,605,124	82,134,195
Carpenter Technology Corp.	1,118,377	79,874,485
Cleveland-Cliffs, Inc. (a)	3,871,591	88,039,979
Commercial Metals Co.	1,502,110	88,279,005
Haynes International, Inc.	132,500	7,965,900
Metallus, Inc. (a)	506,894	11,278,392
Nucor Corp.	437,369	86,555,325
Olympic Steel, Inc. (b)	206,099	14,608,297
Radius Recycling, Inc.	466,117	9,849,052
Ramaco Resources, Inc. Class A (c)	2,216,686	37,328,992
Reliance, Inc.	253,979	84,874,702
Security Description	Shares	Value
Ryerson Holding Corp.	569,964	$19,093,794
Steel Dynamics, Inc.	618,054	91,614,145
SunCoke Energy, Inc.	1,508,307	16,998,620
U.S. Steel Corp.	1,712,110	69,819,846
Worthington Steel, Inc. (b)	451,289	16,178,711
		946,808,879
TOTAL COMMON STOCKS (Cost $1,933,209,873)		1,860,595,414
SHORT-TERM INVESTMENTS — 3.7%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (d) (e)	2,262,704	2,263,382
State Street Navigator Securities Lending Portfolio II (f) (g)	66,986,253	66,986,253
TOTAL SHORT-TERM INVESTMENTS (Cost $69,249,635)		69,249,635
TOTAL INVESTMENTS — 103.6% (Cost $2,002,459,508)		1,929,845,049
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.6)%		(67,530,497)
NET ASSETS — 100.0%		$1,862,314,552

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2024.
(c)	This security is an affiliated investment as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2024.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

See accompanying notes to Schedule of Investments.

SPDR S&P METALS & MINING ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,860,595,414	$—	$—	$1,860,595,414
Short-Term Investments	69,249,635	—	—	69,249,635
TOTAL INVESTMENTS	$1,929,845,049	$—	$—	$1,929,845,049

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
Coeur Mining, Inc.	14,143,094	$40,166,387	$54,553,022	$57,299,382	$(9,569,160)	$—*	—	$—*	$—
Piedmont Lithium, Inc.	772,639	44,588,997	54,883,515	46,204,841	(61,910,976)	—*	—	—*	—
Ramaco Resources, Inc.	—	—	42,390,470	6,747,616	1,064,681	621,457	2,216,686	37,328,992	97,347
State Street Institutional Liquid Reserves Fund, Premier Class	2,380,701	2,381,177	30,110,881	30,229,315	640	(1)	2,262,704	2,263,382	67,936
State Street Navigator Securities Lending Portfolio II	105,386,834	105,386,834	783,706,685	822,107,266	—	—	66,986,253	66,986,253	206,297
Total		$192,523,395	$965,644,573	$962,588,420	$(70,414,815)	$621,456		$106,578,627	$371,580
(a)	Does not include change in unrealized appreciation and depreciation from investments that are no longer affiliates at period ended March 31, 2024.
*	As of March 31, 2024, no longer an affiliate.
See accompanying notes to Schedule of Investments.

SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
OIL & GAS DRILLING — 27.9%
Diamond Offshore Drilling, Inc. (a)	729,271	$9,947,257
Helmerich & Payne, Inc.	321,517	13,523,005
Nabors Industries Ltd. (a)	138,449	11,924,612
Noble Corp. PLC	286,362	13,885,694
Patterson-UTI Energy, Inc.	1,048,878	12,523,603
Transocean Ltd. (a) (b)	2,399,432	15,068,433
Valaris Ltd. (a)	190,805	14,359,984
		91,232,588
OIL & GAS EQUIPMENT & SERVICES — 72.0%
Archrock, Inc.	677,933	13,334,942
Atlas Energy Solutions, Inc. (b)	305,703	6,915,002
Baker Hughes Co.	411,667	13,790,844
Bristow Group, Inc. (a)	61,082	1,661,430
Cactus, Inc. Class A	270,729	13,560,816
ChampionX Corp.	396,881	14,244,059
Core Laboratories, Inc.	249,391	4,259,598
DMC Global, Inc. (a)	132,021	2,573,089
Dril-Quip, Inc. (a)	113,130	2,548,819
Expro Group Holdings NV (a)	434,806	8,683,076
Halliburton Co.	347,887	13,713,705
Helix Energy Solutions Group, Inc. (a)	1,079,307	11,699,688
Kodiak Gas Services, Inc.	181,529	4,963,003
Liberty Energy, Inc.	585,092	12,123,106
Newpark Resources, Inc. (a)	408,026	2,945,948
NOV, Inc.	712,905	13,915,906
Oceaneering International, Inc. (a)	419,120	9,807,408
Oil States International, Inc. (a)	434,449	2,676,206
ProPetro Holding Corp. (a)	946,692	7,649,271
RPC, Inc.	882,617	6,831,456
Schlumberger NV	249,942	13,699,321
Select Water Solutions, Inc.	393,718	3,634,017
TechnipFMC PLC	572,072	14,364,728
TETRA Technologies, Inc. (a)	773,634	3,427,199
Security Description	Shares	Value
Tidewater, Inc. (a)	154,658	$14,228,536
U.S. Silica Holdings, Inc. (a)	411,555	5,107,398
Weatherford International PLC (a)	116,393	13,434,080
		235,792,651
TOTAL COMMON STOCKS (Cost $323,951,322)		327,025,239
SHORT-TERM INVESTMENTS — 5.1%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (c) (d)	491,761	491,908
State Street Navigator Securities Lending Portfolio II (e) (f)	16,354,198	16,354,198
TOTAL SHORT-TERM INVESTMENTS (Cost $16,846,106)		16,846,106
TOTAL INVESTMENTS — 105.0% (Cost $340,797,428)		343,871,345
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.0)%		(16,341,497)
NET ASSETS — 100.0%		$327,529,848

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$327,025,239	$—	$—	$327,025,239
Short-Term Investments	16,846,106	—	—	16,846,106
TOTAL INVESTMENTS	$343,871,345	$—	$—	$343,871,345
See accompanying notes to Schedule of Investments.

SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	144,345	$144,374	$4,250,900	$3,903,425	$65	$(6)	491,761	$491,908	$11,879
State Street Navigator Securities Lending Portfolio II	18,618,135	18,618,135	103,280,662	105,544,599	—	—	16,354,198	16,354,198	20,887
Total		$18,762,509	$107,531,562	$109,448,024	$65	$(6)		$16,846,106	$32,766
See accompanying notes to Schedule of Investments.

SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
INTEGRATED OIL & GAS — 7.7%
Chevron Corp.	675,432	$106,542,644
Exxon Mobil Corp.	934,154	108,586,061
Occidental Petroleum Corp.	1,665,142	108,217,578
		323,346,283
OIL & GAS EXPLORATION & PRODUCTION — 72.7%
Antero Resources Corp. (a) (b)	3,798,851	110,166,680
APA Corp.	3,197,386	109,926,131
Berry Corp.	1,505,506	12,119,323
California Resources Corp. (b)	1,132,278	62,388,518
Callon Petroleum Co. (a)	84,988	3,039,171
Chord Energy Corp.	626,336	111,638,129
Civitas Resources, Inc.	1,458,528	110,716,860
CNX Resources Corp. (a) (b)	4,728,572	112,161,728
Comstock Resources, Inc. (b)	8,411,519	78,058,896
ConocoPhillips	895,961	114,037,916
Coterra Energy, Inc.	3,840,616	107,076,374
Crescent Energy Co. Class A (b)	1,677,877	19,966,736
Devon Energy Corp.	2,193,237	110,056,633
Diamondback Energy, Inc.	552,308	109,450,876
EOG Resources, Inc.	852,784	109,019,907
EQT Corp.	2,698,280	100,025,240
Gulfport Energy Corp. (a)	286,032	45,799,444
Hess Corp.	698,733	106,654,605
Kosmos Energy Ltd. (a)	10,889,945	64,904,072
Magnolia Oil & Gas Corp. Class A (b)	3,865,678	100,314,344
Marathon Oil Corp.	4,092,181	115,972,410
Matador Resources Co. (b)	1,570,315	104,849,933
Murphy Oil Corp.	2,462,064	112,516,325
Northern Oil & Gas, Inc. (b)	2,353,650	93,392,832
Ovintiv, Inc.	2,046,896	106,233,902
Permian Resources Corp.	6,343,333	112,023,261
Pioneer Natural Resources Co.	415,755	109,135,687
Range Resources Corp. (b)	3,057,638	105,274,476
SilverBow Resources, Inc. (a) (b)	610,520	20,843,153
Sitio Royalties Corp. Class A (b)	816,458	20,182,842
SM Energy Co. (b)	1,942,380	96,827,643
Southwestern Energy Co. (a)	14,587,864	110,576,009
Talos Energy, Inc. (a) (b)	2,721,554	37,911,247
Tellurian, Inc. (a) (b) (c)	53,785,456	35,573,701
Texas Pacific Land Corp. (b)	134,450	77,780,669
VAALCO Energy, Inc. (b)	1,318,929	9,192,935
Vital Energy, Inc. (a) (b)	1,271,559	66,807,710
Vitesse Energy, Inc. (b)	432,187	10,255,797
		3,042,872,115
Security Description	Shares	Value
OIL & GAS REFINING & MARKETING — 19.6%
Clean Energy Fuels Corp. (a) (b)	3,542,754	$9,494,581
CVR Energy, Inc. (b)	1,554,363	55,428,585
Delek U.S. Holdings, Inc.	1,613,378	49,595,240
Green Plains, Inc. (a)	2,397,752	55,436,026
HF Sinclair Corp.	1,796,271	108,440,880
Marathon Petroleum Corp.	563,873	113,620,409
Par Pacific Holdings, Inc. (a)	1,315,707	48,760,101
PBF Energy, Inc. Class A	2,022,394	116,429,223
Phillips 66	677,921	110,731,616
REX American Resources Corp. (a)	220,436	12,941,798
Valero Energy Corp.	677,055	115,566,518
World Kinect Corp. (b)	891,789	23,587,819
		820,032,796
TOTAL COMMON STOCKS (Cost $4,162,983,669)		4,186,251,194
SHORT-TERM INVESTMENTS — 6.2%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (d) (e)	11,324,800	11,328,197
State Street Navigator Securities Lending Portfolio II (f) (g)	248,579,251	248,579,251
TOTAL SHORT-TERM INVESTMENTS (Cost $259,907,448)		259,907,448
TOTAL INVESTMENTS — 106.2% (Cost $4,422,891,117)		4,446,158,642
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.2)%		(259,313,812)
NET ASSETS — 100.0%		$4,186,844,830

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2024.
(c)	This security is an affiliated investment as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2024.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

See accompanying notes to Schedule of Investments.

SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

See accompanying notes to Schedule of Investments.

SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

At  March 31, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Energy Select Sector Index (long)	22	06/21/2024	$2,128,390	$2,200,880	$72,490

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$4,186,251,194	$—	$—	$4,186,251,194
Short-Term Investments	259,907,448	—	—	259,907,448
TOTAL INVESTMENTS	$4,446,158,642	$—	$—	$4,446,158,642
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$72,490	$—	$—	$72,490
TOTAL OTHER FINANCIAL INSTRUMENTS:	$72,490	$—	$—	$72,490

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,555,672	$2,556,183	$112,565,712	$103,795,632	$1,934	$—	11,324,800	$11,328,197	$193,993
State Street Navigator Securities Lending Portfolio II	272,551,728	272,551,728	1,578,433,399	1,602,405,876	—	—	248,579,251	248,579,251	562,491
Tellurian, Inc.	14,834,689	20,916,911	60,364,441	27,067,560	(24,121)	(18,615,970)	53,785,456	35,573,701	—
Vertex Energy, Inc.	4,581,258	28,632,863	20,663,154	35,308,506	(22,210,867)	—*	—	—*	—
Vital Energy, Inc.	1,002,506	45,263,146	102,671,597	91,068,782	(6,063,216)	—*	—	—*	—
Total		$369,920,831	$1,874,698,303	$1,859,646,356	$(28,296,270)	$(18,615,970)		$295,481,149	$756,484
(a)	Does not include change in unrealized appreciation and depreciation from investments that are no longer affiliates at period ended March 31, 2024.
*	As of March 31, 2024, no longer an affiliate.
See accompanying notes to Schedule of Investments.

SPDR S&P PHARMACEUTICALS ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
PHARMACEUTICALS — 99.8%
Amneal Pharmaceuticals, Inc. (a)	290,412	$1,759,897
Amphastar Pharmaceuticals, Inc. (a)	103,902	4,562,337
Amylyx Pharmaceuticals, Inc. (a)	1,020,438	2,898,044
ANI Pharmaceuticals, Inc. (a)	19,532	1,350,247
Arvinas, Inc. (a) (b)	155,074	6,401,455
Axsome Therapeutics, Inc. (a)	131,618	10,503,117
Bristol-Myers Squibb Co.	180,875	9,808,851
Cassava Sciences, Inc. (a) (b)	191,232	3,880,097
Catalent, Inc. (a)	172,170	9,718,997
Collegium Pharmaceutical, Inc. (a)	62,139	2,412,236
Corcept Therapeutics, Inc. (a)	298,449	7,517,930
Elanco Animal Health, Inc. (a)	591,443	9,628,692
Eli Lilly & Co.	12,765	9,930,659
Evolus, Inc. (a)	79,418	1,111,852
EyePoint Pharmaceuticals, Inc. (a)	232,121	4,797,941
Fulcrum Therapeutics, Inc. (a)	76,814	725,124
Harmony Biosciences Holdings, Inc. (a)	79,726	2,677,199
Innoviva, Inc. (a)	140,439	2,140,290
Intra-Cellular Therapies, Inc. (a)	144,179	9,977,187
Jazz Pharmaceuticals PLC (a)	82,779	9,968,247
Johnson & Johnson	60,992	9,648,325
Ligand Pharmaceuticals, Inc. (a)	22,702	1,659,516
Liquidia Corp. (a) (b)	157,628	2,325,013
Longboard Pharmaceuticals, Inc. (a)	122,204	2,639,606
Marinus Pharmaceuticals, Inc. (a) (b)	91,253	824,927
Merck & Co., Inc.	78,782	10,395,285
Ocular Therapeutix, Inc. (a) (b)	149,204	1,357,756
Organon & Co.	527,332	9,913,842
Pacira BioSciences, Inc. (a)	93,831	2,741,742
Perrigo Co. PLC	316,633	10,192,416
Pfizer, Inc.	357,429	9,918,655
Pliant Therapeutics, Inc. (a)	96,579	1,439,027
Prestige Consumer Healthcare, Inc. (a)	41,193	2,988,964
Revance Therapeutics, Inc. (a) (b)	332,294	1,634,887
Security Description	Shares	Value
Royalty Pharma PLC Class A	320,359	$9,729,303
Supernus Pharmaceuticals, Inc. (a)	59,836	2,041,006
Tarsus Pharmaceuticals, Inc. (a) (b)	104,822	3,810,280
Theravance Biopharma, Inc. (a) (b)	84,099	754,368
Viatris, Inc.	793,578	9,475,321
Xeris Biopharma Holdings, Inc. (a)	406,873	899,189
Zoetis, Inc.	53,412	9,037,845
TOTAL COMMON STOCKS (Cost $223,413,755)		215,197,672
SHORT-TERM INVESTMENTS — 3.7%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (c) (d)	422,858	422,985
State Street Navigator Securities Lending Portfolio II (e) (f)	7,674,964	7,674,964
TOTAL SHORT-TERM INVESTMENTS (Cost $8,097,949)		8,097,949
TOTAL INVESTMENTS — 103.5% (Cost $231,511,704)		223,295,621
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.5)%		(7,650,034)
NET ASSETS — 100.0%		$215,645,587

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$215,197,672	$—	$—	$215,197,672
Short-Term Investments	8,097,949	—	—	8,097,949
TOTAL INVESTMENTS	$223,295,621	$—	$—	$223,295,621
See accompanying notes to Schedule of Investments.

SPDR S&P PHARMACEUTICALS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	123,248	$123,272	$4,287,855	$3,988,106	$(24)	$(12)	422,858	$422,985	$14,318
State Street Navigator Securities Lending Portfolio II	8,279,078	8,279,078	118,220,509	118,824,623	—	—	7,674,964	7,674,964	482,365
Total		$8,402,350	$122,508,364	$122,812,729	$(24)	$(12)		$8,097,949	$496,683
See accompanying notes to Schedule of Investments.

SPDR S&P REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
BANKS — 99.6%
Ameris Bancorp	564,015	$27,287,046
Associated Banc-Corp.	1,961,241	42,186,294
Axos Financial, Inc. (a)	911,458	49,255,190
Banc of California, Inc.	2,907,704	44,226,178
Bancorp, Inc. (a)	708,624	23,710,559
Bank of Hawaii Corp. (b)	497,367	31,030,727
Bank OZK	1,594,949	72,506,382
BankUnited, Inc.	1,403,866	39,308,248
BOK Financial Corp.	206,725	19,018,700
Cadence Bank	2,107,675	61,122,575
Citizens Financial Group, Inc.	2,052,552	74,487,112
Columbia Banking System, Inc.	2,944,867	56,983,176
Commerce Bancshares, Inc.	655,636	34,879,835
Community Bank System, Inc.	412,546	19,814,584
Cullen/Frost Bankers, Inc.	505,255	56,876,555
Customers Bancorp, Inc. (a)	415,730	22,058,634
CVB Financial Corp.	1,292,435	23,057,040
East West Bancorp, Inc.	913,946	72,302,268
First BanCorp	1,600,205	28,067,596
First Financial Bankshares, Inc. (b)	638,532	20,950,235
First Hawaiian, Inc.	988,599	21,709,634
First Horizon Corp.	4,705,749	72,468,535
First Interstate BancSystem, Inc. Class A	985,064	26,803,591
FNB Corp.	2,518,714	35,513,867
Fulton Financial Corp.	1,465,957	23,294,057
Glacier Bancorp, Inc. (b)	910,043	36,656,532
Hancock Whitney Corp.	661,718	30,465,497
Home BancShares, Inc.	1,404,994	34,520,703
Huntington Bancshares, Inc.	5,200,732	72,550,211
Independent Bank Corp.	379,344	19,733,475
M&T Bank Corp.	493,553	71,782,348
New York Community Bancorp, Inc. (b)	20,595,715	66,318,202
Old National Bancorp	2,669,484	46,475,716
Pinnacle Financial Partners, Inc.	638,411	54,826,737
Popular, Inc.	518,450	45,670,261
Prosperity Bancshares, Inc.	843,220	55,467,012
Regions Financial Corp.	3,577,782	75,276,533
SouthState Corp.	560,139	47,628,619
Synovus Financial Corp. (b)	1,771,242	70,955,955
Texas Capital Bancshares, Inc. (a)	637,005	39,207,658
Security Description	Shares	Value
Truist Financial Corp.	1,881,569	$73,343,560
UMB Financial Corp.	289,154	25,153,506
United Bankshares, Inc.	884,565	31,658,581
United Community Banks, Inc.	884,221	23,272,697
Valley National Bancorp	6,223,486	49,538,949
Webster Financial Corp.	1,441,999	73,210,289
Western Alliance Bancorp	1,167,946	74,970,454
Wintrust Financial Corp.	497,278	51,910,850
WSFS Financial Corp.	404,615	18,264,321
Zions Bancorp NA	1,662,146	72,137,136
Other Securities		679,453,553
TOTAL COMMON STOCKS (Cost $3,064,226,543)		2,939,367,973
SHORT-TERM INVESTMENTS — 1.8%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (c)(d)	1,285,505	1,285,891
State Street Navigator Securities Lending Portfolio II (e)(f)	50,553,022	50,553,022
TOTAL SHORT-TERM INVESTMENTS (Cost $51,838,913)		51,838,913
TOTAL INVESTMENTS — 101.4% (Cost $3,116,065,456)		2,991,206,886
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4)%		(41,108,582)
NET ASSETS — 100.0%		$2,950,098,304
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to Schedule of Investments.

SPDR S&P REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,939,367,973	$—	$—	$2,939,367,973
Short-Term Investments	51,838,913	—	—	51,838,913
TOTAL INVESTMENTS	$2,991,206,886	$—	$—	$2,991,206,886

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
PacWest Bancorp	7,207,282	$58,739,348	$93,048,889	$148,047,939	$(67,915,347)	$—*	—	$—*	$122,411
State Street Institutional Liquid Reserves Fund, Premier Class	625,696	625,821	210,355,771	209,699,696	3,995	—	1,285,505	1,285,891	577,062
State Street Navigator Securities Lending Portfolio II	88,167,898	88,167,898	729,265,753	766,880,629	—	—	50,553,022	50,553,022	233,874
Total		$147,533,067	$1,032,670,413	$1,124,628,264	$(67,911,352)	$—		$51,838,913	$933,347
(a)	Does not include change in unrealized appreciation and depreciation from investments that are no longer affiliates at period ended March 31, 2024.
*	As of March 31, 2024, no longer an affiliate.
See accompanying notes to Schedule of Investments.

SPDR S&P RETAIL ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
APPAREL RETAIL — 22.5%
Abercrombie & Fitch Co. Class A (a)	58,804	$7,369,905
American Eagle Outfitters, Inc.	312,969	8,071,471
Boot Barn Holdings, Inc. (a) (b)	78,139	7,434,926
Buckle, Inc.	182,722	7,358,215
Burlington Stores, Inc. (a)	32,255	7,489,288
Caleres, Inc. (b)	142,995	5,867,085
Designer Brands, Inc. Class A	552,853	6,042,683
Foot Locker, Inc.	288,269	8,215,666
Gap, Inc.	333,472	9,187,154
Genesco, Inc. (a)	60,779	1,710,321
Guess?, Inc. (b)	271,864	8,555,560
Revolve Group, Inc. (a) (b)	338,815	7,172,714
Ross Stores, Inc.	47,865	7,024,667
Shoe Carnival, Inc.	73,910	2,708,062
TJX Cos., Inc.	72,735	7,376,784
Urban Outfitters, Inc. (a)	168,139	7,300,595
Victoria's Secret & Co. (a) (b)	384,999	7,461,281
		116,346,377
AUTOMOTIVE RETAIL — 21.4%
Advance Auto Parts, Inc. (b)	95,477	8,124,138
America's Car-Mart, Inc. (a)	40,464	2,584,436
Arko Corp. (b)	127,324	725,747
Asbury Automotive Group, Inc. (a)	33,269	7,844,165
AutoNation, Inc. (a)	46,814	7,751,462
AutoZone, Inc. (a)	2,268	7,147,942
Camping World Holdings, Inc. Class A (b)	251,307	6,998,900
CarMax, Inc. (a) (b)	85,314	7,431,702
Carvana Co. (a)	81,783	7,189,543
Group 1 Automotive, Inc.	26,604	7,774,487
Lithia Motors, Inc.	24,182	7,275,396
Monro, Inc.	183,698	5,793,835
Murphy USA, Inc.	16,753	7,022,858
O'Reilly Automotive, Inc. (a)	6,436	7,265,472
Penske Automotive Group, Inc.	45,828	7,423,678
Sonic Automotive, Inc. Class A	93,991	5,351,848
Valvoline, Inc. (a)	159,892	7,126,386
		110,831,995
BROADLINE RETAIL — 13.3%
Amazon.com, Inc. (a)	39,784	7,176,238
Dillard's, Inc. Class A (b)	17,211	8,117,396
eBay, Inc.	138,503	7,310,188
Etsy, Inc. (a)	96,478	6,629,968
Groupon, Inc. (a)	259,858	3,466,506
Kohl's Corp. (b)	255,816	7,457,037
Macy's, Inc.	329,837	6,593,442
Nordstrom, Inc. (b)	408,919	8,288,788
Ollie's Bargain Outlet Holdings, Inc. (a)	93,577	7,445,922
Qurate Retail, Inc. (a) (b)	807,049	992,670
Security Description	Shares	Value
Savers Value Village, Inc. (a) (b)	276,894	$5,338,516
		68,816,671
COMPUTER & ELECTRONICS RETAIL — 3.7%
Best Buy Co., Inc.	88,783	7,282,869
GameStop Corp. Class A (a) (b)	476,188	5,961,874
Upbound Group, Inc.	170,666	6,009,150
		19,253,893
CONSUMER STAPLES MERCHANDISE RETAIL — 9.2%
BJ's Wholesale Club Holdings, Inc. (a)	92,426	6,992,027
Costco Wholesale Corp.	9,619	7,047,168
Dollar General Corp.	44,345	6,920,481
Dollar Tree, Inc. (a)	47,169	6,280,552
PriceSmart, Inc.	70,824	5,949,216
Target Corp.	41,105	7,284,217
Walmart, Inc.	116,034	6,981,766
		47,455,427
DRUG RETAIL — 1.4%
Walgreens Boots Alliance, Inc.	329,702	7,151,236
FOOD RETAIL — 8.1%
Albertsons Cos., Inc. Class A	334,423	7,170,029
Casey's General Stores, Inc.	23,090	7,353,010
Grocery Outlet Holding Corp. (a)	269,037	7,742,885
Ingles Markets, Inc. Class A	36,510	2,799,587
Kroger Co.	124,646	7,121,026
Sprouts Farmers Market, Inc. (a)	110,116	7,100,280
Weis Markets, Inc.	42,989	2,768,492
		42,055,309
OTHER SPECIALTY RETAIL — 20.3%
Academy Sports & Outdoors, Inc.	99,381	6,712,193
Bath & Body Works, Inc.	155,857	7,795,967
Chewy, Inc. Class A (a) (b)	394,133	6,270,656
Dick's Sporting Goods, Inc.	38,522	8,662,057
Five Below, Inc. (a)	34,062	6,178,166
Hibbett, Inc. (b)	81,079	6,227,678
Leslie's, Inc. (a)	895,522	5,820,893
MarineMax, Inc. (a)	136,339	4,534,635
National Vision Holdings, Inc. (a)	292,992	6,492,703
ODP Corp. (a)	116,084	6,158,256
Sally Beauty Holdings, Inc. (a) (b)	543,314	6,747,960
Signet Jewelers Ltd. (b)	71,923	7,197,335
Tractor Supply Co. (b)	27,848	7,288,378
Ulta Beauty, Inc. (a)	12,915	6,752,995
Warby Parker, Inc. Class A (a) (b)	544,094	7,405,119
Winmark Corp.	12,641	4,572,250
		104,817,241
TOTAL COMMON STOCKS (Cost $544,267,330)		516,728,149

See accompanying notes to Schedule of Investments.

SPDR S&P RETAIL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 6.3%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (c) (d)	281,784	$281,869
State Street Navigator Securities Lending Portfolio II (e) (f)	32,413,064	32,413,064
TOTAL SHORT-TERM INVESTMENTS (Cost $32,694,933)		32,694,933
TOTAL INVESTMENTS — 106.2% (Cost $576,962,263)		549,423,082
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.2)%		(32,057,735)
NET ASSETS — 100.0%		$517,365,347

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$516,728,149	$—	$—	$516,728,149
Short-Term Investments	32,694,933	—	—	32,694,933
TOTAL INVESTMENTS	$549,423,082	$—	$—	$549,423,082

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	371,588	$371,662	$10,880,207	$10,970,120	$129	$(9)	281,784	$281,869	$16,185
State Street Navigator Securities Lending Portfolio II	26,800,198	26,800,198	236,036,397	230,423,531	—	—	32,413,064	32,413,064	63,286
Total		$27,171,860	$246,916,604	$241,393,651	$129	$(9)		$32,694,933	$79,471
See accompanying notes to Schedule of Investments.

SPDR S&P SEMICONDUCTOR ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
SEMICONDUCTORS — 99.9%
Advanced Micro Devices, Inc. (a)	197,685	$35,680,166
Allegro MicroSystems, Inc. (a)	1,314,851	35,448,383
Alpha & Omega Semiconductor Ltd. (a)	440,409	9,706,614
Ambarella, Inc. (a)	730,354	37,080,073
Analog Devices, Inc.	209,912	41,518,494
Broadcom, Inc.	31,382	41,594,017
CEVA, Inc. (a)	380,097	8,632,003
Cirrus Logic, Inc. (a)	443,134	41,016,483
Credo Technology Group Holding Ltd. (a)	1,845,029	39,096,164
Diodes, Inc. (a)	585,024	41,244,192
First Solar, Inc. (a)	254,858	43,020,030
Impinj, Inc. (a) (b)	354,488	45,519,804
indie Semiconductor, Inc. Class A (a) (b)	6,019,891	42,620,828
Intel Corp.	931,673	41,151,996
Lattice Semiconductor Corp. (a) (b)	509,582	39,864,600
MACOM Technology Solutions Holdings, Inc. (a)	439,929	42,074,810
Marvell Technology, Inc.	543,572	38,528,383
MaxLinear, Inc. (a)	1,721,296	32,136,596
Microchip Technology, Inc.	461,476	41,399,012
Micron Technology, Inc.	421,228	49,658,569
Monolithic Power Systems, Inc.	56,018	37,947,714
Navitas Semiconductor Corp. (a) (b)	7,135,528	34,036,469
NVE Corp. (b)	72,319	6,521,727
NVIDIA Corp.	46,851	42,332,690
NXP Semiconductors NV	163,218	40,440,524
ON Semiconductor Corp. (a)	519,305	38,194,883
Power Integrations, Inc.	554,464	39,671,899
Qorvo, Inc. (a)	354,277	40,681,628
QUALCOMM, Inc.	241,126	40,822,632
Rambus, Inc. (a)	642,996	39,743,583
Semtech Corp. (a) (b)	1,755,703	48,264,275
Silicon Laboratories, Inc. (a)	280,147	40,262,727
Security Description	Shares	Value
SiTime Corp. (a) (b)	425,178	$39,639,345
Skyworks Solutions, Inc.	386,765	41,894,385
SMART Global Holdings, Inc. (a) (b)	1,743,666	45,893,289
Synaptics, Inc. (a)	381,397	37,209,091
Texas Instruments, Inc.	238,630	41,571,732
Universal Display Corp.	243,020	40,936,719
Wolfspeed, Inc. (a) (b)	1,469,772	43,358,274
TOTAL COMMON STOCKS (Cost $1,427,450,273)		1,486,414,803
SHORT-TERM INVESTMENTS — 4.4%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (c) (d)	646,511	646,705
State Street Navigator Securities Lending Portfolio II (e) (f)	64,316,839	64,316,839
TOTAL SHORT-TERM INVESTMENTS (Cost $64,963,544)		64,963,544
TOTAL INVESTMENTS — 104.3% (Cost $1,492,413,817)		1,551,378,347
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.3)%		(64,217,076)
NET ASSETS — 100.0%		$1,487,161,271

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,486,414,803	$—	$—	$1,486,414,803
Short-Term Investments	64,963,544	—	—	64,963,544
TOTAL INVESTMENTS	$1,551,378,347	$—	$—	$1,551,378,347
See accompanying notes to Schedule of Investments.

SPDR S&P SEMICONDUCTOR ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	898,271	$898,451	$8,675,008	$8,927,098	$375	$(31)	646,511	$646,705	$55,359
State Street Navigator Securities Lending Portfolio II	51,684,456	51,684,456	331,876,509	319,244,126	—	—	64,316,839	64,316,839	87,427
Total		$52,582,907	$340,551,517	$328,171,224	$375	$(31)		$64,963,544	$142,786
See accompanying notes to Schedule of Investments.

SPDR S&P SOFTWARE & SERVICES ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
APPLICATION SOFTWARE — 70.3%
8x8, Inc. (a) (b)	978,901	$2,643,033
ACI Worldwide, Inc. (a)	90,600	3,008,826
Adobe, Inc. (a)	5,270	2,659,242
Agilysys, Inc. (a)	37,990	3,201,037
Alarm.com Holdings, Inc. (a)	38,785	2,810,749
Alkami Technology, Inc. (a)	122,362	3,006,434
Altair Engineering, Inc. Class A (a)	35,253	3,037,046
American Software, Inc. Class A	121,085	1,386,423
Amplitude, Inc. Class A (a)	261,569	2,845,871
ANSYS, Inc. (a)	8,675	3,011,613
Appfolio, Inc. Class A (a)	12,766	3,149,883
AppLovin Corp. Class A (a)	45,842	3,173,183
Asana, Inc. Class A (a) (b)	153,260	2,373,997
Aspen Technology, Inc. (a)	14,111	3,009,594
Atlassian Corp. Class A (a)	13,924	2,716,712
Aurora Innovation, Inc. (a) (b)	1,321,516	3,726,675
Autodesk, Inc. (a)	11,543	3,006,028
AvePoint, Inc. (a)	368,484	2,918,393
Bentley Systems, Inc. Class B	58,853	3,073,304
Bill Holdings, Inc. (a)	42,362	2,911,117
Blackbaud, Inc. (a)	39,755	2,947,436
BlackLine, Inc. (a)	43,387	2,801,932
Box, Inc. Class A (a)	98,122	2,778,815
Braze, Inc. Class A (a)	54,834	2,429,146
C3.ai, Inc. Class A (a) (b)	91,714	2,482,698
Cadence Design Systems, Inc. (a)	9,421	2,932,569
CCC Intelligent Solutions Holdings, Inc. (a)	230,193	2,753,108
Cerence, Inc. (a)	206,781	3,256,801
Cleanspark, Inc. (a) (b)	143,643	3,046,668
Clear Secure, Inc. Class A (b)	142,517	3,031,337
Clearwater Analytics Holdings, Inc. Class A (a)	171,727	3,037,851
Confluent, Inc. Class A (a)	89,264	2,724,337
Datadog, Inc. Class A (a)	23,966	2,962,198
Digimarc Corp. (a) (b)	82,223	2,234,821
DocuSign, Inc. (a)	51,945	3,093,325
DoubleVerify Holdings, Inc. (a)	91,167	3,205,432
Dropbox, Inc. Class A (a)	121,038	2,941,223
Dynatrace, Inc. (a)	62,122	2,884,946
E2open Parent Holdings, Inc. (a)	676,124	3,001,991
Elastic NV (a)	27,497	2,756,299
Envestnet, Inc. (a)	53,551	3,101,138
Everbridge, Inc. (a)	83,043	2,892,388
Fair Isaac Corp. (a)	2,236	2,794,128
Five9, Inc. (a)	49,767	3,091,028
Freshworks, Inc. Class A (a) (b)	156,057	2,841,798
Guidewire Software, Inc. (a)	24,711	2,884,021
HashiCorp, Inc. Class A (a)	109,381	2,947,818
HubSpot, Inc. (a)	4,810	3,013,754
Informatica, Inc. Class A (a)	91,340	3,196,900
Security Description	Shares	Value
Instructure Holdings, Inc. (a)	137,009	$2,929,252
Intapp, Inc. (a) (b)	81,782	2,805,123
InterDigital, Inc. (b)	27,623	2,940,745
Intuit, Inc.	4,461	2,899,650
Jamf Holding Corp. (a)	163,517	3,000,537
Klaviyo, Inc. Class A (a)	115,279	2,937,309
LiveRamp Holdings, Inc. (a)	83,329	2,874,851
Manhattan Associates, Inc. (a)	11,291	2,825,347
Marathon Digital Holdings, Inc. (a) (b)	123,821	2,795,878
Matterport, Inc. (a) (b)	1,475,805	3,335,319
MicroStrategy, Inc. Class A (a) (b)	2,040	3,477,302
Mitek Systems, Inc. (a) (b)	253,694	3,577,085
Model N, Inc. (a)	116,061	3,304,257
nCino, Inc. (a) (b)	99,192	3,707,797
NCR Voyix Corp. (a)	238,306	3,009,805
Nutanix, Inc. Class A (a)	44,151	2,725,000
Olo, Inc. Class A (a)	520,095	2,855,322
PagerDuty, Inc. (a) (b)	117,897	2,673,904
Palantir Technologies, Inc. Class A (a)	111,649	2,569,043
Pegasystems, Inc.	45,082	2,914,100
PowerSchool Holdings, Inc. Class A (a) (b)	139,508	2,970,125
Procore Technologies, Inc. (a)	36,886	3,030,923
PROS Holdings, Inc. (a) (b)	80,916	2,939,678
PTC, Inc. (a)	15,678	2,962,201
Q2 Holdings, Inc. (a)	59,406	3,122,379
RingCentral, Inc. Class A (a)	80,737	2,804,803
Riot Platforms, Inc. (a)	235,411	2,881,431
Roper Technologies, Inc.	5,326	2,987,034
Salesforce, Inc.	9,523	2,868,137
Samsara, Inc. Class A (a)	74,242	2,805,605
Smartsheet, Inc. Class A (a)	70,328	2,707,628
SoundHound AI, Inc. Class A (a) (b)	496,132	2,922,217
Splunk, Inc. (a)	148	23,236
Sprinklr, Inc. Class A (a)	214,563	2,632,688
Sprout Social, Inc. Class A (a) (b)	49,495	2,955,346
SPS Commerce, Inc. (a)	15,750	2,912,175
Synopsys, Inc. (a)	5,089	2,908,364
Tyler Technologies, Inc. (a)	6,914	2,938,519
Unity Software, Inc. (a) (b)	107,441	2,868,675
Verint Systems, Inc. (a)	94,179	3,122,034
Vertex, Inc. Class A (a)	98,587	3,131,123
Workday, Inc. Class A (a)	10,999	2,999,977
Workiva, Inc. (a)	33,969	2,880,571
Yext, Inc. (a)	480,551	2,897,723
Zeta Global Holdings Corp. Class A (a) (b)	285,033	3,115,411
Zoom Video Communications, Inc. Class A (a)	43,289	2,829,802
		275,110,497

See accompanying notes to Schedule of Investments.

SPDR S&P SOFTWARE & SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
INTERACTIVE HOME ENTERTAINMENT — 2.9%
Electronic Arts, Inc.	21,512	$2,853,997
Playtika Holding Corp.	406,052	2,862,667
ROBLOX Corp. Class A (a)	72,793	2,779,237
Take-Two Interactive Software, Inc. (a)	20,227	3,003,507
		11,499,408
IT CONSULTING & OTHER SERVICES — 6.7%
Accenture PLC Class A	7,688	2,664,738
Cognizant Technology Solutions Corp. Class A	37,871	2,775,566
DXC Technology Co. (a)	139,373	2,956,101
EPAM Systems, Inc. (a)	9,397	2,595,076
Gartner, Inc. (a)	6,272	2,989,674
Grid Dynamics Holdings, Inc. (a)	205,981	2,531,506
Hackett Group, Inc.	61,534	1,495,276
International Business Machines Corp.	14,837	2,833,273
Kyndryl Holdings, Inc. (a)	134,475	2,926,176
Perficient, Inc. (a)	45,764	2,576,056
		26,343,442
SYSTEMS SOFTWARE — 20.0%
A10 Networks, Inc.	215,040	2,943,898
Adeia, Inc.	254,806	2,782,481
Appian Corp. Class A (a)	79,371	3,170,871
CommVault Systems, Inc. (a)	29,448	2,986,911
Crowdstrike Holdings, Inc. Class A (a)	9,005	2,886,913
Dolby Laboratories, Inc. Class A	35,104	2,940,662
Fortinet, Inc. (a)	40,748	2,783,496
Gen Digital, Inc.	131,733	2,950,819
Gitlab, Inc. Class A (a)	50,387	2,938,570
Microsoft Corp.	7,157	3,011,093
N-able, Inc. (a)	220,419	2,880,876
OneSpan, Inc. (a)	195,093	2,268,932
Oracle Corp.	25,861	3,248,400
Palo Alto Networks, Inc. (a)	10,376	2,948,133
Progress Software Corp.	53,950	2,876,074
Qualys, Inc. (a)	17,238	2,876,505
Rapid7, Inc. (a)	53,939	2,645,169
SentinelOne, Inc. Class A (a)	105,914	2,468,855
Security Description	Shares	Value
ServiceNow, Inc. (a)	3,837	$2,925,329
SolarWinds Corp. (a)	237,527	2,997,591
Tenable Holdings, Inc. (a)	62,429	3,085,865
Teradata Corp. (a)	76,388	2,953,924
UiPath, Inc. Class A (a)	122,880	2,785,690
Varonis Systems, Inc. (a)	58,368	2,753,219
Xperi, Inc. (a)	265,995	3,207,904
Zscaler, Inc. (a)	14,633	2,818,755
Zuora, Inc. Class A (a)	316,359	2,885,194
		78,022,129
TOTAL COMMON STOCKS (Cost $373,738,629)		390,975,476
SHORT-TERM INVESTMENTS — 3.9%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (c) (d)	260,063	260,141
State Street Navigator Securities Lending Portfolio II (e) (f)	15,036,899	15,036,899
TOTAL SHORT-TERM INVESTMENTS (Cost $15,297,040)		15,297,040
TOTAL INVESTMENTS — 103.8% (Cost $389,035,669)		406,272,516
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.8)%		(14,982,982)
NET ASSETS — 100.0%		$391,289,534

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$390,952,240	$23,236	$—	$390,975,476
Short-Term Investments	15,297,040	—	—	15,297,040
TOTAL INVESTMENTS	$406,249,280	$23,236	$—	$406,272,516
See accompanying notes to Schedule of Investments.

SPDR S&P SOFTWARE & SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	170,853	$170,887	$20,326,653	$20,237,298	$(84)	$(17)	260,063	$260,141	$14,194
State Street Navigator Securities Lending Portfolio II	15,891,536	15,891,536	129,942,968	130,797,605	—	—	15,036,899	15,036,899	262,847
Total		$16,062,423	$150,269,621	$151,034,903	$(84)	$(17)		$15,297,040	$277,041
See accompanying notes to Schedule of Investments.

SPDR S&P TELECOM ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
ALTERNATIVE CARRIERS — 19.5%
Anterix, Inc. (a)	10,933	$367,458
AST SpaceMobile, Inc. (a) (b)	381,591	1,106,614
Bandwidth, Inc. Class A (a)	19,900	363,374
Cogent Communications Holdings, Inc. (b)	30,513	1,993,414
Globalstar, Inc. (a) (b)	687,668	1,010,872
Iridium Communications, Inc.	72,684	1,901,413
Liberty Global Ltd. Class C (a) (b)	114,023	2,011,366
Liberty Latin America Ltd. Class C (a)	95,509	667,608
Lumen Technologies, Inc. (a) (b)	1,138,194	1,775,583
		11,197,702
COMMUNICATIONS EQUIPMENT — 57.5%
ADTRAN Holdings, Inc.	91,050	495,312
Applied Optoelectronics, Inc. (a) (b)	140,297	1,944,516
Arista Networks, Inc. (a)	7,586	2,199,788
Aviat Networks, Inc. (a)	8,500	325,890
Calix, Inc. (a)	58,005	1,923,446
Ciena Corp. (a)	38,211	1,889,534
Cisco Systems, Inc.	41,847	2,088,584
Clearfield, Inc. (a) (b)	23,472	723,876
Digi International, Inc. (a)	21,180	676,277
Extreme Networks, Inc. (a)	174,859	2,017,873
F5, Inc. (a)	10,711	2,030,698
Harmonic, Inc. (a)	158,640	2,132,122
Infinera Corp. (a) (b)	257,813	1,554,612
Juniper Networks, Inc.	55,495	2,056,645
Lumentum Holdings, Inc. (a)	43,408	2,055,369
Motorola Solutions, Inc.	6,148	2,182,417
NETGEAR, Inc. (a)	29,079	458,576
NetScout Systems, Inc. (a)	64,558	1,409,947
Ubiquiti, Inc. (b)	11,586	1,342,238
Viasat, Inc. (a) (b)	110,163	1,992,849
Viavi Solutions, Inc. (a)	173,719	1,579,106
		33,079,675
INTEGRATED TELECOMMUNICATION SERVICES — 12.5%
AT&T, Inc.	120,397	2,118,987
ATN International, Inc.	7,255	228,569
Frontier Communications Parent, Inc. (a)	84,228	2,063,586
Security Description	Shares	Value
IDT Corp. Class B	7,511	$283,991
Shenandoah Telecommunications Co.	17,233	299,337
Verizon Communications, Inc.	52,436	2,200,215
		7,194,685
WIRELESS TELECOMMUNICATION SERVICES — 10.4%
Gogo, Inc. (a)	103,513	908,844
Telephone & Data Systems, Inc.	127,638	2,044,761
T-Mobile U.S., Inc.	12,660	2,066,365
U.S. Cellular Corp. (a)	26,600	970,900
		5,990,870
TOTAL COMMON STOCKS (Cost $63,724,898)		57,462,932
SHORT-TERM INVESTMENTS — 6.4%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (c) (d)	66,626	66,645
State Street Navigator Securities Lending Portfolio II (e) (f)	3,627,582	3,627,582
TOTAL SHORT-TERM INVESTMENTS (Cost $3,694,227)		3,694,227
TOTAL INVESTMENTS — 106.3% (Cost $67,419,125)		61,157,159
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.3)%		(3,597,874)
NET ASSETS — 100.0%		$57,559,285

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to Schedule of Investments.

SPDR S&P TELECOM ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$57,462,932	$—	$—	$57,462,932
Short-Term Investments	3,694,227	—	—	3,694,227
TOTAL INVESTMENTS	$61,157,159	$—	$—	$61,157,159

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	58,639	$58,650	$2,026,470	$2,018,477	$4	$(2)	66,626	$66,645	$3,753
State Street Navigator Securities Lending Portfolio II	4,351,082	4,351,082	34,368,669	35,092,169	—	—	3,627,582	3,627,582	12,279
Total		$4,409,732	$36,395,139	$37,110,646	$4	$(2)		$3,694,227	$16,032
See accompanying notes to Schedule of Investments.

SPDR S&P TRANSPORTATION ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AIR FREIGHT & LOGISTICS — 19.4%
Air Transport Services Group, Inc. (a)	257,445	$3,542,443
CH Robinson Worldwide, Inc.	65,218	4,965,699
Expeditors International of Washington, Inc.	38,897	4,728,708
FedEx Corp.	19,105	5,535,483
Forward Air Corp.	155,334	4,832,441
GXO Logistics, Inc. (a)	95,953	5,158,433
Hub Group, Inc. Class A	111,025	4,798,500
United Parcel Service, Inc. Class B	30,640	4,554,023
		38,115,730
AIRLINES — 26.4%
Alaska Air Group, Inc. (a)	129,016	5,546,398
Allegiant Travel Co.	65,097	4,895,945
American Airlines Group, Inc. (a)	321,690	4,937,942
Delta Air Lines, Inc.	111,753	5,349,616
JetBlue Airways Corp. (a) (b)	656,755	4,873,122
Joby Aviation, Inc. (a) (b)	872,853	4,678,492
SkyWest, Inc. (a)	69,880	4,827,310
Southwest Airlines Co.	137,847	4,023,754
Spirit Airlines, Inc. (b)	973,637	4,712,403
Sun Country Airlines Holdings, Inc. (a)	172,506	2,603,116
United Airlines Holdings, Inc. (a)	109,094	5,223,421
		51,671,519
CARGO GROUND TRANSPORTATION — 29.6%
ArcBest Corp.	34,570	4,926,225
Heartland Express, Inc.	117,792	1,406,436
JB Hunt Transport Services, Inc.	23,543	4,690,943
Knight-Swift Transportation Holdings, Inc.	83,661	4,603,028
Landstar System, Inc.	25,322	4,881,069
Marten Transport Ltd.	105,749	1,954,242
Old Dominion Freight Line, Inc.	22,146	4,856,839
RXO, Inc. (a)	197,177	4,312,261
Ryder System, Inc.	41,129	4,943,294
Saia, Inc. (a)	8,052	4,710,420
Schneider National, Inc. Class B	203,739	4,612,651
U-Haul Holding Co. (a) (b)	37,986	2,565,574
Werner Enterprises, Inc.	122,131	4,777,765
XPO, Inc. (a)	38,591	4,709,260
		57,950,007
MARINE — 7.5%
Genco Shipping & Trading Ltd. (b)	221,563	4,504,376
Security Description	Shares	Value
Kirby Corp. (a)	53,689	$5,117,635
Matson, Inc.	44,550	5,007,420
		14,629,431
PASSENGER GROUND TRANSPORTATION — 9.9%
Avis Budget Group, Inc.	42,154	5,162,179
Hertz Global Holdings, Inc. (a) (b)	600,753	4,703,896
Lyft, Inc. Class A (a)	257,937	4,991,081
Uber Technologies, Inc. (a)	60,009	4,620,093
		19,477,249
RAILROADS — 7.1%
CSX Corp.	123,639	4,583,298
Norfolk Southern Corp.	18,196	4,637,615
Union Pacific Corp.	18,836	4,632,337
		13,853,250
TOTAL COMMON STOCKS (Cost $223,408,295)		195,697,186
SHORT-TERM INVESTMENTS — 6.4%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (c) (d)	87,245	87,271
State Street Navigator Securities Lending Portfolio II (e) (f)	12,439,794	12,439,794
TOTAL SHORT-TERM INVESTMENTS (Cost $12,527,065)		12,527,065
TOTAL INVESTMENTS — 106.3% (Cost $235,935,360)		208,224,251
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.3)%		(12,380,934)
NET ASSETS — 100.0%		$195,843,317

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to Schedule of Investments.

SPDR S&P TRANSPORTATION ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$195,697,186	$—	$—	$195,697,186
Short-Term Investments	12,527,065	—	—	12,527,065
TOTAL INVESTMENTS	$208,224,251	$—	$—	$208,224,251

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	96,315	$96,334	$3,050,450	$3,059,472	$(40)	$(1)	87,245	$87,271	$9,365
State Street Navigator Securities Lending Portfolio II	8,548,494	8,548,494	84,302,397	80,411,097	—	—	12,439,794	12,439,794	43,523
Total		$8,644,828	$87,352,847	$83,470,569	$(40)	$(1)		$12,527,065	$52,888
See accompanying notes to Schedule of Investments.

SPDR MSCI USA GENDER DIVERSITY ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.7%
Boeing Co. (a)	4,734	$913,615
Howmet Aerospace, Inc.	3,300	225,819
Lockheed Martin Corp.	1,800	818,766
Northrop Grumman Corp.	1,804	863,502
RTX Corp.	11,365	1,108,428
Textron, Inc.	1,689	162,026
		4,092,156
AIR FREIGHT & LOGISTICS — 0.3%
FedEx Corp.	2,136	618,885
AIRLINES — 0.0% (b)
Southwest Airlines Co.	1,507	43,989
AUTO COMPONENTS — 0.2%
Aptiv PLC (a)	4,807	382,878
BANKS — 6.4%
Bank of America Corp.	73,009	2,768,501
Bank of New York Mellon Corp.	8,628	497,145
Citigroup, Inc.	19,532	1,235,204
Citizens Financial Group, Inc.	4,450	161,491
Fifth Third Bancorp	7,288	271,186
JPMorgan Chase & Co.	28,265	5,661,479
M&T Bank Corp.	1,772	257,720
Northern Trust Corp.	2,038	181,219
PNC Financial Services Group, Inc.	3,703	598,405
Regions Financial Corp.	9,545	200,827
Truist Financial Corp.	14,011	546,149
U.S. Bancorp	15,856	708,763
Wells Fargo & Co.	36,839	2,135,188
		15,223,277
BEVERAGES — 2.1%
Coca-Cola Co.	42,510	2,600,762
Constellation Brands, Inc. Class A	1,500	407,640
Keurig Dr Pepper, Inc.	7,659	234,902
PepsiCo, Inc.	9,822	1,718,948
		4,962,252
BIOTECHNOLOGY — 0.3%
Biogen, Inc. (a)	1,500	323,445
Incyte Corp. (a)	1,900	108,243
Neurocrine Biosciences, Inc. (a)	917	126,473
United Therapeutics Corp. (a)	434	99,698
		657,859
BROADLINE RETAIL — 4.8%
Amazon.com, Inc. (a)	60,360	10,887,737
eBay, Inc.	9,580	505,632
Etsy, Inc. (a)	2,503	172,006
		11,565,375
BUILDING PRODUCTS — 0.8%
Allegion PLC	920	123,933
Carrier Global Corp.	6,700	389,471
Fortune Brands Innovations, Inc.	1,607	136,065
Johnson Controls International PLC	8,385	547,708
Security Description	Shares	Value
Owens Corning	796	$132,773
Trane Technologies PLC	2,376	713,275
		2,043,225
CAPITAL MARKETS — 1.6%
Charles Schwab Corp.	16,534	1,196,070
FactSet Research Systems, Inc.	384	174,486
Moody's Corp.	1,905	748,722
S&P Global, Inc.	3,152	1,341,018
T Rowe Price Group, Inc.	2,108	257,007
		3,717,303
CHEMICALS — 1.8%
Air Products & Chemicals, Inc.	2,402	581,933
Albemarle Corp. (c)	900	118,566
Celanese Corp.	973	167,220
Corteva, Inc.	5,400	311,418
Dow, Inc.	6,480	375,386
DuPont de Nemours, Inc.	3,291	252,321
Ecolab, Inc.	2,206	509,365
FMC Corp.	1,460	93,002
International Flavors & Fragrances, Inc.	2,023	173,958
Linde PLC	3,377	1,568,009
LyondellBasell Industries NV Class A	2,072	211,924
		4,363,102
COMMERCIAL SERVICES & SUPPLIES — 0.3%
Veralto Corp.	2,842	251,972
Waste Connections, Inc.	2,985	513,450
		765,422
COMMUNICATIONS EQUIPMENT — 2.3%
Cisco Systems, Inc.	112,429	5,611,331
CONSTRUCTION & ENGINEERING — 0.1%
AECOM	1,386	135,939
CONSUMER FINANCE — 0.9%
American Express Co.	6,210	1,413,955
Capital One Financial Corp.	3,603	536,451
Synchrony Financial	3,936	169,720
		2,120,126
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.7%
Dollar General Corp.	2,148	335,217
Kroger Co.	6,702	382,885
Target Corp.	4,819	853,975
Walgreens Boots Alliance, Inc.	7,743	167,946
		1,740,023
CONTAINERS & PACKAGING — 0.1%
Avery Dennison Corp.	607	135,513
Westrock Co.	2,218	109,680
		245,193
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
Verizon Communications, Inc.	35,782	1,501,413

See accompanying notes to Schedule of Investments.

SPDR MSCI USA GENDER DIVERSITY ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
ELECTRIC UTILITIES — 1.1%
American Electric Power Co., Inc.	6,304	$542,774
Duke Energy Corp.	6,741	651,922
Edison International	4,317	305,341
Entergy Corp.	1,988	210,092
Exelon Corp.	12,053	452,831
PPL Corp.	7,282	200,474
Xcel Energy, Inc.	4,602	247,358
		2,610,792
ELECTRICAL EQUIPMENT — 0.9%
Eaton Corp. PLC	3,737	1,168,485
Emerson Electric Co.	5,953	675,189
Rockwell Automation, Inc.	1,171	341,148
		2,184,822
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.5%
CDW Corp.	4,348	1,112,131
Hubbell, Inc.	502	208,355
		1,320,486
ENTERTAINMENT — 1.2%
Netflix, Inc. (a)	4,350	2,641,886
Warner Bros Discovery, Inc. (a)	18,039	157,480
		2,799,366
FINANCIAL SERVICES — 2.2%
Block, Inc. (a)	5,468	462,484
Fidelity National Information Services, Inc.	5,556	412,144
Visa, Inc. Class A	15,442	4,309,553
		5,184,181
FOOD PRODUCTS — 0.7%
Archer-Daniels-Midland Co.	4,514	283,524
Campbell Soup Co.	1,537	68,320
General Mills, Inc.	5,967	417,511
Hershey Co.	1,581	307,504
Hormel Foods Corp.	2,879	100,448
J M Smucker Co.	1,019	128,262
McCormick & Co., Inc.	2,106	161,762
Tyson Foods, Inc. Class A	2,281	133,963
		1,601,294
GROUND TRANSPORTATION — 0.9%
Norfolk Southern Corp.	1,865	475,333
Uber Technologies, Inc. (a)	21,470	1,652,975
		2,128,308
HEALTH CARE EQUIPMENT & SUPPLIES — 2.7%
Abbott Laboratories	17,717	2,013,714
IDEXX Laboratories, Inc. (a)	807	435,724
Intuitive Surgical, Inc. (a)	3,685	1,470,647
Medtronic PLC	14,333	1,249,121
Stryker Corp.	3,574	1,279,027
Teleflex, Inc.	488	110,371
		6,558,604
Security Description	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 3.1%
Cardinal Health, Inc.	2,670	$298,773
Cencora, Inc.	1,736	421,831
Centene Corp. (a)	5,775	453,222
Cigna Group	2,818	1,023,469
McKesson Corp.	1,409	756,422
UnitedHealth Group, Inc.	8,847	4,376,611
		7,330,328
HEALTH CARE REITs — 0.3%
Ventas, Inc. REIT	4,043	176,032
Welltower, Inc. REIT	5,753	537,560
		713,592
HEALTH CARE TECHNOLOGY — 0.1%
Veeva Systems, Inc. Class A (a)	1,566	362,827
HOTEL & RESORT REITs — 0.1%
Host Hotels & Resorts, Inc. REIT	7,674	158,698
HOTELS, RESTAURANTS & LEISURE — 2.4%
Chipotle Mexican Grill, Inc. (a)	431	1,252,818
Hilton Worldwide Holdings, Inc.	4,976	1,061,430
Marriott International, Inc. Class A	5,200	1,312,012
MGM Resorts International (a)	4,448	209,990
Starbucks Corp.	21,166	1,934,361
		5,770,611
HOUSEHOLD PRODUCTS — 2.2%
Clorox Co.	1,312	200,880
Colgate-Palmolive Co.	8,674	781,094
Kimberly-Clark Corp.	3,251	420,517
Procter & Gamble Co.	24,490	3,973,502
		5,375,993
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.1%
Vistra Corp.	2,976	207,278
INDUSTRIAL CONGLOMERATES — 1.4%
3M Co.	5,733	608,099
General Electric Co.	8,502	1,492,356
Honeywell International, Inc.	6,151	1,262,493
		3,362,948
INDUSTRIAL REITs — 0.4%
Prologis, Inc. REIT	7,542	982,119
INSURANCE — 2.2%
Allstate Corp.	2,792	483,044
American International Group, Inc.	8,238	643,964
Assurant, Inc.	516	97,132
Globe Life, Inc.	925	107,642
Hartford Financial Services Group, Inc.	3,316	341,714
Marsh & McLennan Cos., Inc.	5,312	1,094,166
Principal Financial Group, Inc.	2,276	196,442
Progressive Corp.	7,057	1,459,529
Prudential Financial, Inc.	4,336	509,046

See accompanying notes to Schedule of Investments.

SPDR MSCI USA GENDER DIVERSITY ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Willis Towers Watson PLC	1,164	$320,100
		5,252,779
INTERACTIVE MEDIA & SERVICES — 7.0%
Alphabet, Inc. Class A (a)	42,814	6,461,917
Match Group, Inc. (a)	2,474	89,757
Meta Platforms, Inc. Class A	20,521	9,964,587
Pinterest, Inc. Class A (a)	4,672	161,978
		16,678,239
IT SERVICES — 3.1%
Accenture PLC Class A	21,134	7,325,256
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc.	2,708	153,056
LIFE SCIENCES TOOLS & SERVICES — 0.1%
Charles River Laboratories International, Inc. (a)	493	133,578
MACHINERY — 1.9%
Caterpillar, Inc.	6,908	2,531,298
Cummins, Inc.	1,714	505,030
Deere & Co.	2,324	954,560
Ingersoll Rand, Inc.	3,500	332,325
Pentair PLC	1,670	142,685
Stanley Black & Decker, Inc.	1,446	141,607
		4,607,505
MEDIA — 0.1%
Charter Communications, Inc. Class A (a)	700	203,441
METALS & MINING — 0.5%
Freeport-McMoRan, Inc.	16,085	756,316
Newmont Corp.	13,114	470,006
		1,226,322
MULTI-UTILITIES — 0.8%
CenterPoint Energy, Inc.	7,200	205,128
Consolidated Edison, Inc.	3,164	287,323
Dominion Energy, Inc.	10,500	516,495
DTE Energy Co.	2,486	278,780
NiSource, Inc.	4,029	111,442
Public Service Enterprise Group, Inc.	4,693	313,399
WEC Energy Group, Inc.	2,586	212,362
		1,924,929
OFFICE REITs — 0.0% (b)
Boston Properties, Inc. REIT	1,457	95,157
OIL, GAS & CONSUMABLE FUELS — 3.9%
Chevron Corp.	20,764	3,275,313
Devon Energy Corp.	5,447	273,331
Diamondback Energy, Inc.	1,435	284,374
EQT Corp.	3,457	128,151
Exxon Mobil Corp.	34,941	4,061,542
Marathon Oil Corp.	5,085	144,109
Marathon Petroleum Corp.	5,300	1,067,950
Security Description	Shares	Value
Ovintiv, Inc.	2,179	$113,090
		9,347,860
PERSONAL CARE PRODUCTS — 0.2%
Estee Lauder Cos., Inc. Class A	2,448	377,359
PHARMACEUTICALS — 5.8%
Eli Lilly & Co.	8,112	6,310,811
Johnson & Johnson	26,087	4,126,703
Merck & Co., Inc.	25,421	3,354,301
		13,791,815
PROFESSIONAL SERVICES — 0.3%
Leidos Holdings, Inc.	1,523	199,650
Paycom Software, Inc.	543	108,062
Paylocity Holding Corp. (a)	600	103,116
Robert Half, Inc.	1,041	82,531
TransUnion	1,700	135,660
		629,019
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
CBRE Group, Inc. Class A (a)	3,056	297,166
Zillow Group, Inc. Class C (a)	1,549	75,560
		372,726
RESIDENTIAL REITs — 0.3%
American Homes 4 Rent Class A REIT	2,886	106,147
AvalonBay Communities, Inc. REIT	1,290	239,373
Mid-America Apartment Communities, Inc. REIT	1,461	192,238
Sun Communities, Inc. REIT	1,014	130,380
		668,138
RETAIL REITs — 0.2%
Realty Income Corp. REIT	7,125	385,463
Regency Centers Corp. REIT	1,786	108,160
		493,623
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 8.9%
Analog Devices, Inc.	13,257	2,622,102
Intel Corp.	132,868	5,868,779
NVIDIA Corp.	14,080	12,722,125
		21,213,006
SOFTWARE — 10.3%
Autodesk, Inc. (a)	6,474	1,685,959
HubSpot, Inc. (a)	1,479	926,682
Intuit, Inc.	8,509	5,530,850
Microsoft Corp.	25,265	10,629,491
ServiceNow, Inc. (a)	5,475	4,174,140
Workday, Inc. Class A (a)	6,524	1,779,421
		24,726,543
SPECIALIZED REITs — 0.8%
Digital Realty Trust, Inc. REIT	2,771	399,135
Equinix, Inc. REIT	749	618,172
Public Storage REIT	1,650	478,599
SBA Communications Corp. REIT	1,167	252,889

See accompanying notes to Schedule of Investments.

SPDR MSCI USA GENDER DIVERSITY ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Weyerhaeuser Co. REIT	6,399	$229,788
		1,978,583
SPECIALTY RETAIL — 2.8%
Bath & Body Works, Inc.	4,140	207,083
Best Buy Co., Inc.	3,427	281,117
Burlington Stores, Inc. (a)	1,291	299,757
Dick's Sporting Goods, Inc.	805	181,012
Lowe's Cos., Inc.	7,953	2,025,868
TJX Cos., Inc.	22,630	2,295,135
Tractor Supply Co.	2,121	555,108
Ulta Beauty, Inc. (a)	915	478,435
Williams-Sonoma, Inc.	1,100	349,283
		6,672,798
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.0%
Apple, Inc.	56,038	9,609,396
TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Lululemon Athletica, Inc. (a)	2,275	888,729
TRADING COMPANIES & DISTRIBUTORS — 0.4%
Ferguson PLC	1,849	403,877
WW Grainger, Inc.	573	582,913
		986,790
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	2,456	300,148
TOTAL COMMON STOCKS (Cost $187,040,102)		238,098,790
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (d) (e)	588,746	588,923
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (f) (g)	105,331	$105,331
TOTAL SHORT-TERM INVESTMENTS (Cost $694,265)		694,254
TOTAL INVESTMENTS — 100.0% (Cost $187,734,367)		238,793,044
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (b)		65,494
NET ASSETS — 100.0%		$238,858,538
(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	All or a portion of the shares of the security are on loan at March 31, 2024.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2024.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

SPDR MSCI USA GENDER DIVERSITY ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

At  March 31, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	2	06/21/2024	$517,563	$530,850	$13,287

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$238,098,790	$—	$—	$238,098,790
Short-Term Investments	694,254	—	—	694,254
TOTAL INVESTMENTS	$238,793,044	$—	$—	$238,793,044
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$13,287	$—	$—	$13,287
TOTAL OTHER FINANCIAL INSTRUMENTS:	$13,287	$—	$—	$13,287

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	228,692	$228,738	$3,818,263	$3,458,150	$109	$(37)	588,746	$588,923	$16,320
State Street Navigator Securities Lending Portfolio II	—	—	3,752,084	3,646,753	—	—	105,331	105,331	1,046
Total		$228,738	$7,570,347	$7,104,903	$109	$(37)		$694,254	$17,366
See accompanying notes to Schedule of Investments.

SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.2%
General Dynamics Corp.	19,209	$5,426,351
Lockheed Martin Corp.	11,315	5,146,854
Northrop Grumman Corp.	10,949	5,240,848
		15,814,053
AIR FREIGHT & LOGISTICS — 0.4%
CH Robinson Worldwide, Inc.	32,809	2,498,077
AUTO COMPONENTS — 0.3%
Gentex Corp.	65,667	2,371,892
BANKS — 0.3%
Commerce Bancshares, Inc.	35,802	1,904,666
BEVERAGES — 1.4%
PepsiCo, Inc.	58,912	10,310,189
CAPITAL MARKETS — 3.6%
CME Group, Inc.	28,839	6,208,748
FactSet Research Systems, Inc.	10,836	4,923,770
Houlihan Lokey, Inc.	19,628	2,516,113
Intercontinental Exchange, Inc.	34,641	4,760,713
Nasdaq, Inc.	86,544	5,460,927
SEI Investments Co.	30,641	2,203,088
		26,073,359
CHEMICALS — 2.4%
Air Products & Chemicals, Inc.	28,651	6,941,278
Linde PLC	19,828	9,206,537
NewMarket Corp.	1,984	1,259,086
		17,406,901
COMMERCIAL SERVICES & SUPPLIES — 3.0%
Casella Waste Systems, Inc. Class A (a)	16,356	1,617,118
MSA Safety, Inc.	10,431	2,019,337
Republic Services, Inc.	38,953	7,457,162
Rollins, Inc.	74,848	3,463,217
Waste Management, Inc.	30,885	6,583,138
		21,139,972
COMMUNICATIONS EQUIPMENT — 1.2%
Cisco Systems, Inc.	72,172	3,602,105
Motorola Solutions, Inc.	13,026	4,623,969
		8,226,074
CONSTRUCTION MATERIALS — 1.1%
Vulcan Materials Co.	28,329	7,731,551
CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.6%
Casey's General Stores, Inc.	10,453	3,328,758
Costco Wholesale Corp.	6,089	4,460,984
Dollar General Corp.	21,014	3,279,445
Walmart, Inc.	121,886	7,333,880
		18,403,067
CONTAINERS & PACKAGING — 2.9%
Amcor PLC	409,649	3,895,762
AptarGroup, Inc.	18,678	2,687,577
Security Description	Shares	Value
Avery Dennison Corp.	22,504	$5,024,018
Graphic Packaging Holding Co.	85,852	2,505,161
Packaging Corp. of America	24,984	4,741,464
Sonoco Products Co.	27,641	1,598,756
		20,452,738
DIVERSIFIED CONSUMER SERVICES — 0.4%
Service Corp. International	40,243	2,986,433
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.6%
AT&T, Inc.	246,465	4,337,784
Verizon Communications, Inc.	167,920	7,045,923
		11,383,707
ELECTRIC UTILITIES — 3.0%
Duke Energy Corp.	75,870	7,337,387
Southern Co.	91,800	6,585,732
Xcel Energy, Inc.	137,713	7,402,074
		21,325,193
ELECTRICAL EQUIPMENT — 1.2%
AMETEK, Inc.	22,334	4,084,889
Eaton Corp. PLC	13,972	4,368,765
		8,453,654
ENTERTAINMENT — 0.6%
Electronic Arts, Inc.	33,408	4,432,239
FINANCIAL SERVICES — 2.7%
Berkshire Hathaway, Inc. Class B (a)	16,041	6,745,561
Fiserv, Inc. (a)	27,116	4,333,679
Jack Henry & Associates, Inc.	20,601	3,579,012
Visa, Inc. Class A	16,431	4,585,564
		19,243,816
FOOD PRODUCTS — 1.9%
General Mills, Inc.	130,364	9,121,569
Kellanova	81,092	4,645,761
		13,767,330
GROUND TRANSPORTATION — 0.8%
Landstar System, Inc.	10,086	1,944,177
Union Pacific Corp.	16,060	3,949,636
		5,893,813
HEALTH CARE EQUIPMENT & SUPPLIES — 2.2%
Abbott Laboratories	43,589	4,954,326
Becton Dickinson & Co.	25,123	6,216,686
Medtronic PLC	55,238	4,813,992
		15,985,004
HEALTH CARE PROVIDERS & SERVICES — 2.6%
Cencora, Inc.	23,583	5,730,433
Chemed Corp.	4,234	2,717,932
McKesson Corp.	10,012	5,374,942
UnitedHealth Group, Inc.	10,312	5,101,346
		18,924,653
HOTELS, RESTAURANTS & LEISURE — 1.8%
McDonald's Corp.	22,224	6,266,057

See accompanying notes to Schedule of Investments.

SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Starbucks Corp.	35,516	$3,245,807
Yum! Brands, Inc.	23,934	3,318,449
		12,830,313
HOUSEHOLD DURABLES — 1.0%
Garmin Ltd.	27,153	4,042,267
NVR, Inc. (a)	376	3,045,585
		7,087,852
HOUSEHOLD PRODUCTS — 2.4%
Colgate-Palmolive Co.	106,078	9,552,324
Procter & Gamble Co.	47,328	7,678,968
		17,231,292
INDUSTRIAL CONGLOMERATES — 1.3%
3M Co.	44,395	4,708,978
Honeywell International, Inc.	20,892	4,288,083
		8,997,061
INDUSTRIAL REITs — 0.6%
EastGroup Properties, Inc. REIT	13,484	2,424,019
First Industrial Realty Trust, Inc. REIT	38,461	2,020,741
		4,444,760
INSURANCE — 12.2%
Aflac, Inc.	50,560	4,341,082
Allstate Corp.	32,433	5,611,233
Aon PLC Class A	14,627	4,881,322
Arthur J Gallagher & Co.	22,486	5,622,400
Assurant, Inc.	14,635	2,754,892
Brown & Brown, Inc.	60,359	5,283,827
Chubb Ltd.	20,075	5,202,035
CNA Financial Corp.	76,632	3,480,625
Globe Life, Inc.	26,075	3,034,348
Loews Corp.	52,190	4,085,955
Markel Group, Inc. (a)	3,545	5,393,647
Marsh & McLennan Cos., Inc.	31,214	6,429,460
Old Republic International Corp.	73,013	2,242,959
Progressive Corp.	30,307	6,268,094
RLI Corp.	11,556	1,715,719
Ryan Specialty Holdings, Inc.	60,076	3,334,218
Selective Insurance Group, Inc.	16,938	1,849,122
Travelers Cos., Inc.	26,223	6,034,961
W R Berkley Corp.	56,969	5,038,338
Willis Towers Watson PLC	17,969	4,941,475
		87,545,712
INTERACTIVE MEDIA & SERVICES — 0.5%
Alphabet, Inc. Class A (a)	23,829	3,596,511
IT SERVICES — 2.6%
Accenture PLC Class A	9,605	3,329,189
Akamai Technologies, Inc. (a)	32,289	3,511,752
Amdocs Ltd.	33,078	2,989,259
International Business Machines Corp.	23,040	4,399,718
VeriSign, Inc. (a)	21,500	4,074,465
		18,304,383
Security Description	Shares	Value
MACHINERY — 5.1%
Donaldson Co., Inc.	34,004	$2,539,419
Fortive Corp.	42,242	3,633,657
Graco, Inc.	47,385	4,428,602
IDEX Corp.	21,340	5,207,387
Illinois Tool Works, Inc.	15,149	4,064,931
Nordson Corp.	14,563	3,998,126
Otis Worldwide Corp.	53,230	5,284,142
PACCAR, Inc.	38,885	4,817,462
Toro Co.	29,373	2,691,448
		36,665,174
MEDIA — 1.0%
Comcast Corp. Class A	82,780	3,588,513
Fox Corp. Class A	101,516	3,174,405
		6,762,918
MULTI-UTILITIES — 5.7%
Ameren Corp.	75,342	5,572,294
CMS Energy Corp.	83,241	5,022,762
Consolidated Edison, Inc.	75,387	6,845,894
DTE Energy Co.	58,517	6,562,096
NiSource, Inc.	126,496	3,498,879
Public Service Enterprise Group, Inc.	99,610	6,651,956
WEC Energy Group, Inc.	80,175	6,583,971
		40,737,852
OFFICE REITs — 0.2%
COPT Defense Properties REIT	63,744	1,540,692
OIL, GAS & CONSUMABLE FUELS — 2.7%
Cheniere Energy, Inc.	15,815	2,550,643
Chesapeake Energy Corp.	30,832	2,738,807
Chevron Corp.	16,360	2,580,626
DT Midstream, Inc.	27,560	1,683,916
Exxon Mobil Corp.	21,166	2,460,336
Kinder Morgan, Inc.	233,529	4,282,922
Williams Cos., Inc.	78,927	3,075,785
		19,373,035
PHARMACEUTICALS — 2.7%
Bristol-Myers Squibb Co.	106,938	5,799,248
Johnson & Johnson	50,709	8,021,656
Merck & Co., Inc.	42,264	5,576,735
		19,397,639
PROFESSIONAL SERVICES — 4.7%
Automatic Data Processing, Inc.	19,492	4,867,932
Booz Allen Hamilton Holding Corp.	36,222	5,376,794
Broadridge Financial Solutions, Inc.	19,319	3,957,690
CACI International, Inc. Class A (a)	6,244	2,365,415
Jacobs Solutions, Inc.	35,276	5,422,979
Maximus, Inc.	17,133	1,437,459
Paychex, Inc.	37,099	4,555,757
Science Applications International Corp.	14,600	1,903,694

See accompanying notes to Schedule of Investments.

SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Verisk Analytics, Inc.	16,174	$3,812,697
		33,700,417
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
CoStar Group, Inc. (a)	37,868	3,658,049
RESIDENTIAL REITs — 5.9%
American Homes 4 Rent Class A REIT	96,012	3,531,321
AvalonBay Communities, Inc. REIT	36,848	6,837,515
Camden Property Trust REIT	29,839	2,936,158
Equity LifeStyle Properties, Inc. REIT	53,100	3,419,640
Equity Residential REIT	108,552	6,850,717
Invitation Homes, Inc. REIT	173,288	6,170,786
Mid-America Apartment Communities, Inc. REIT	33,812	4,448,983
Sun Communities, Inc. REIT	34,833	4,478,827
UDR, Inc. REIT	93,154	3,484,891
		42,158,838
RETAIL REITs — 0.2%
Agree Realty Corp. REIT	28,928	1,652,367
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.5%
Texas Instruments, Inc.	22,046	3,840,634
SOFTWARE — 3.3%
Check Point Software Technologies Ltd. (a)	27,290	4,475,833
Dolby Laboratories, Inc. Class A	26,734	2,239,507
Microsoft Corp.	12,506	5,261,525
Oracle Corp.	29,188	3,666,305
Roper Technologies, Inc.	8,130	4,559,629
Tyler Technologies, Inc. (a)	8,328	3,539,483
		23,742,282
SPECIALIZED REITs — 2.7%
American Tower Corp. REIT	30,641	6,054,355
Equinix, Inc. REIT	7,936	6,549,819
Public Storage REIT	23,976	6,954,479
		19,558,653
Security Description	Shares	Value
SPECIALTY RETAIL — 3.2%
AutoZone, Inc. (a)	1,249	$3,936,411
Home Depot, Inc.	10,140	3,889,704
Lowe's Cos., Inc.	11,500	2,929,395
O'Reilly Automotive, Inc. (a)	3,472	3,919,471
TJX Cos., Inc.	42,813	4,342,094
Tractor Supply Co.	14,766	3,864,558
		22,881,633
TRADING COMPANIES & DISTRIBUTORS — 0.6%
Fastenal Co.	56,608	4,366,741
TOTAL COMMON STOCKS (Cost $650,350,174)		714,803,189
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (b) (c)	1,232,847	1,233,217
State Street Navigator Securities Lending Portfolio II (d) (e)	854,263	854,263
TOTAL SHORT-TERM INVESTMENTS (Cost $2,087,480)		2,087,480
TOTAL INVESTMENTS — 100.1% (Cost $652,437,654)		716,890,669
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(506,443)
NET ASSETS — 100.0%		$716,384,226
(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2024.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$714,803,189	$—	$—	$714,803,189
Short-Term Investments	2,087,480	—	—	2,087,480
TOTAL INVESTMENTS	$716,890,669	$—	$—	$716,890,669
See accompanying notes to Schedule of Investments.

SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,487,182	$1,487,479	$24,097,778	$24,351,965	$(21)	$(54)	1,232,847	$1,233,217	$70,473
State Street Navigator Securities Lending Portfolio II	—	—	28,022,463	27,168,200	—	—	854,263	854,263	2,739
Total		$1,487,479	$52,120,241	$51,520,165	$(21)	$(54)		$2,087,480	$73,212
See accompanying notes to Schedule of Investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 0.5%
Mercury Systems, Inc. (a)	4,000	$118,000
Moog, Inc. Class A	1,002	159,969
National Presto Industries, Inc.	4,828	404,587
Park Aerospace Corp.	18,100	301,003
		983,559
AIR FREIGHT & LOGISTICS — 0.2%
Hub Group, Inc. Class A	4,639	200,498
Radiant Logistics, Inc. (a)	26,300	142,546
		343,044
AUTO COMPONENTS — 0.3%
Dorman Products, Inc. (a)	1,849	178,225
Gentherm, Inc. (a)	1,878	108,135
Standard Motor Products, Inc.	7,616	255,517
		541,877
AUTOMOBILES — 0.1%
NWTN, Inc. Class B (a)	34,816	220,037
BANKS — 46.4%
1st Source Corp.	25,072	1,314,274
ACNB Corp.	11,700	439,919
Arrow Financial Corp.	23,855	596,852
Bank First Corp.	12,880	1,116,310
Bar Harbor Bankshares	21,177	560,767
Bridgewater Bancshares, Inc. (a)	30,050	349,782
Brookline Bancorp, Inc.	123,651	1,231,564
Burke & Herbert Financial Services Corp.	9,100	509,873
Cambridge Bancorp	10,676	727,676
Camden National Corp.	20,082	673,149
Capital Bancorp, Inc.	12,700	264,541
Capital City Bank Group, Inc.	18,660	516,882
Capitol Federal Financial, Inc.	177,780	1,059,569
Capstar Financial Holdings, Inc.	24,800	498,480
Citizens & Northern Corp.	20,923	392,934
City Holding Co.	20,704	2,157,771
CNB Financial Corp.	29,226	595,918
Community Bank System, Inc.	52,878	2,539,730
Community Trust Bancorp, Inc.	25,005	1,066,463
Enterprise Bancorp, Inc.	13,789	358,100
Enterprise Financial Services Corp.	39,590	1,605,770
Esquire Financial Holdings, Inc.	9,838	467,010
Farmers & Merchants Bancorp, Inc.	18,000	401,220
Farmers National Banc Corp.	51,140	683,230
First Bancorp, Inc.	13,600	335,104
First Bancshares, Inc.	40,529	1,051,728
First Busey Corp.	78,039	1,876,838
First Business Financial Services, Inc.	11,100	416,250
First Commonwealth Financial Corp.	118,500	1,649,520
First Community Bankshares, Inc.	22,486	778,690
First Financial Bankshares, Inc.	62,400	2,047,344
First Financial Corp.	16,075	616,155
First Mid Bancshares, Inc.	29,817	974,420
Security Description	Shares	Value
First of Long Island Corp.	29,996	$332,656
Five Star Bancorp	16,100	362,250
FS Bancorp, Inc.	9,400	326,274
Fulton Financial Corp.	101,957	1,620,097
German American Bancorp, Inc.	40,146	1,390,657
Glacier Bancorp, Inc.	39,200	1,578,976
Great Southern Bancorp, Inc.	12,818	702,683
Guaranty Bancshares, Inc.	11,734	356,244
HarborOne Bancorp, Inc.	56,629	603,665
Heritage Financial Corp.	49,231	954,589
Hingham Institution For Savings The	2,200	383,812
Home Bancorp, Inc.	10,000	383,100
Home BancShares, Inc.	65,900	1,619,163
HomeTrust Bancshares, Inc.	20,671	565,145
International Bancshares Corp.	33,072	1,856,662
Kearny Financial Corp.	81,283	523,463
Lakeland Bancorp, Inc.	87,781	1,062,150
Lakeland Financial Corp.	23,993	1,591,216
Macatawa Bank Corp.	37,412	366,264
Metrocity Bankshares, Inc.	25,766	643,119
Mid Penn Bancorp, Inc.	20,669	413,587
National Bank Holdings Corp. Class A	51,665	1,863,557
NBT Bancorp, Inc.	59,514	2,182,974
Nicolet Bankshares, Inc.	18,754	1,612,656
Northfield Bancorp, Inc.	55,923	543,572
Northwest Bancshares, Inc.	173,088	2,016,475
Old National Bancorp	113,400	1,974,294
Origin Bancorp, Inc.	40,506	1,265,407
Orrstown Financial Services, Inc.	14,300	382,811
Park National Corp.	15,971	2,169,660
Peoples Bancorp, Inc.	47,998	1,421,221
Peoples Financial Services Corp.	9,700	418,167
Primis Financial Corp.	29,800	362,666
QCR Holdings, Inc.	23,237	1,411,415
S&T Bancorp, Inc.	46,650	1,496,532
Sandy Spring Bancorp, Inc.	62,293	1,443,952
Sierra Bancorp	19,000	383,800
Simmons First National Corp. Class A	75,087	1,461,193
SmartFinancial, Inc.	20,224	426,120
South Plains Financial, Inc.	16,800	449,568
Southern California Bancorp (a)	16,300	243,033
Southside Bancshares, Inc.	40,960	1,197,261
Stock Yards Bancorp, Inc.	32,919	1,610,068
Summit Financial Group, Inc.	17,400	472,584
Tompkins Financial Corp.	18,665	938,663
Towne Bank	66,325	1,861,080
TrustCo Bank Corp.	26,395	743,283
Trustmark Corp.	56,595	1,590,885
Univest Financial Corp.	41,660	867,361
WaFd, Inc.	54,604	1,585,154
WesBanco, Inc.	54,298	1,618,623
West BanCorp, Inc.	21,036	375,072
Westamerica BanCorp	36,432	1,780,796
		85,679,508

See accompanying notes to Schedule of Investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
BIOTECHNOLOGY — 0.5%
ACADIA Pharmaceuticals, Inc. (a)	2,800	$51,772
ADMA Biologics, Inc. (a)	13,400	88,440
Agios Pharmaceuticals, Inc. (a)	2,409	70,439
Alkermes PLC (a)	3,739	101,215
Anika Therapeutics, Inc. (a)	3,484	88,494
Immatics NV (a)	6,157	64,710
Insmed, Inc. (a)	2,500	67,825
Ironwood Pharmaceuticals, Inc. (a)	13,760	119,849
PTC Therapeutics, Inc. (a)	2,327	67,692
Ultragenyx Pharmaceutical, Inc. (a)	1,300	60,697
Xencor, Inc. (a)	4,461	98,722
		879,855
BUILDING PRODUCTS — 0.4%
Apogee Enterprises, Inc.	2,307	136,574
AZZ, Inc.	1,880	145,343
CSW Industrials, Inc.	1,004	235,538
Janus International Group, Inc. (a)	9,113	137,880
		655,335
CAPITAL MARKETS — 5.2%
Diamond Hill Investment Group, Inc.	3,974	612,672
GCM Grosvenor, Inc. Class A	190,300	1,838,298
Patria Investments Ltd. Class A	109,000	1,617,560
PJT Partners, Inc. Class A (b)	26,019	2,452,551
Trinity Capital, Inc.	62,400	916,032
Virtu Financial, Inc. Class A	93,500	1,918,620
WisdomTree, Inc.	29,770	273,586
		9,629,319
CHEMICALS — 1.0%
Ashland, Inc.	2,400	233,688
Ecovyst, Inc. (a)	15,274	170,305
Hawkins, Inc.	2,018	154,982
HB Fuller Co.	1,683	134,202
Huntsman Corp.	5,600	145,768
Innospec, Inc.	1,458	187,995
Minerals Technologies, Inc.	2,160	162,605
Sensient Technologies Corp.	4,393	303,952
Stepan Co.	3,152	283,806
		1,777,303
COMMERCIAL SERVICES & SUPPLIES — 0.9%
ABM Industries, Inc.	3,107	138,634
Brady Corp. Class A	4,064	240,914
Ennis, Inc.	25,110	515,006
HNI Corp.	4,387	197,985
Matthews International Corp. Class A	4,485	139,394
Stericycle, Inc. (a)	3,229	170,330
UniFirst Corp.	1,481	256,850
		1,659,113
COMMUNICATIONS EQUIPMENT — 0.3%
Ituran Location & Control Ltd.	4,751	132,838
NetScout Systems, Inc. (a)	9,704	211,935
Security Description	Shares	Value
Viavi Solutions, Inc. (a)	14,386	$130,769
		475,542
CONSTRUCTION & ENGINEERING — 0.7%
Arcosa, Inc.	2,658	228,216
Argan, Inc.	5,460	275,948
Construction Partners, Inc. Class A (a)	3,345	187,822
Great Lakes Dredge & Dock Corp. (a)	15,715	137,506
MYR Group, Inc. (a)	904	159,782
Primoris Services Corp.	2,900	123,453
Valmont Industries, Inc.	800	182,624
		1,295,351
CONSUMER FINANCE — 1.6%
Nelnet, Inc. Class A	30,900	2,924,685
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.3%
PriceSmart, Inc.	1,908	160,272
Village Super Market, Inc. Class A	11,200	320,432
		480,704
CONTAINERS & PACKAGING — 0.5%
Greif, Inc. Class A	3,800	262,390
Silgan Holdings, Inc.	8,000	388,480
TriMas Corp.	11,363	303,733
		954,603
DISTRIBUTORS — 0.1%
Weyco Group, Inc.	4,400	140,272
DIVERSIFIED CONSUMER SERVICES — 0.5%
Carriage Services, Inc.	3,605	97,479
Frontdoor, Inc. (a)	4,502	146,675
Graham Holdings Co. Class B	258	198,061
Grand Canyon Education, Inc. (a)	1,123	152,964
Laureate Education, Inc.	9,000	131,130
Perdoceo Education Corp.	6,512	114,351
Strategic Education, Inc.	1,206	125,569
		966,229
DIVERSIFIED REITs — 0.5%
Armada Hoffler Properties, Inc. REIT	15,982	166,213
Broadstone Net Lease, Inc. REIT	15,700	246,019
CTO Realty Growth, Inc. REIT	16,498	279,641
Gladstone Commercial Corp. REIT (b)	16,102	222,852
		914,725
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
Anterix, Inc. (a)	3,004	100,964
ATN International, Inc.	5,653	178,098
Cogent Communications Holdings, Inc. (b)	2,600	169,858
Iridium Communications, Inc.	3,800	99,408
Liberty Latin America Ltd. Class C (a)	17,929	125,324

See accompanying notes to Schedule of Investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Shenandoah Telecommunications Co.	6,236	$108,319
		781,971
ELECTRIC UTILITIES — 0.7%
IDACORP, Inc.	4,800	445,872
MGE Energy, Inc.	4,790	377,069
PNM Resources, Inc.	11,080	417,051
		1,239,992
ELECTRICAL EQUIPMENT — 0.1%
EnerSys	1,528	144,335
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.4%
Advanced Energy Industries, Inc.	979	99,838
Avnet, Inc.	3,243	160,788
Badger Meter, Inc.	1,291	208,897
Benchmark Electronics, Inc.	5,153	154,641
Crane NXT Co.	2,400	148,560
CTS Corp.	2,956	138,311
ePlus, Inc. (a)	1,661	130,455
Hollysys Automation Technologies Ltd. (a) (b)	5,733	146,650
IPG Photonics Corp. (a)	1,100	99,759
Knowles Corp. (a)	8,086	130,184
Methode Electronics, Inc.	11,226	136,733
OSI Systems, Inc. (a)	1,522	217,372
Plexus Corp. (a)	2,027	192,200
Sanmina Corp. (a)	2,020	125,604
ScanSource, Inc. (a)	2,371	104,419
TTM Technologies, Inc. (a)	7,392	115,685
Vishay Intertechnology, Inc.	6,341	143,814
Vishay Precision Group, Inc. (a)	4,514	159,480
		2,613,390
ENERGY EQUIPMENT & SERVICES — 0.4%
Archrock, Inc.	10,038	197,448
Dril-Quip, Inc. (a)	8,987	202,477
Ranger Energy Services, Inc.	15,100	170,479
Valaris Ltd. (a)	2,900	218,254
		788,658
ENTERTAINMENT — 0.1%
Madison Square Garden Sports Corp. (a)	1,000	184,520
FINANCIAL SERVICES — 5.4%
Alerus Financial Corp.	26,762	584,215
Banco Latinoamericano de Comercio Exterior SA	52,500	1,555,050
Cannae Holdings, Inc. (a)	7,156	159,149
Cass Information Systems, Inc.	4,642	223,605
EVERTEC, Inc.	40,648	1,621,855
Federal Agricultural Mortgage Corp. Class C	8,700	1,712,856
Radian Group, Inc.	52,300	1,750,481
Waterstone Financial, Inc.	23,677	288,149
Security Description	Shares	Value
Western Union Co.	145,869	$2,039,249
		9,934,609
FOOD PRODUCTS — 0.9%
Cal-Maine Foods, Inc.	3,677	216,392
Flowers Foods, Inc.	26,300	624,625
J & J Snack Foods Corp.	1,812	261,943
John B Sanfilippo & Son, Inc.	2,448	259,292
Nomad Foods Ltd.	11,449	223,942
		1,586,194
GAS UTILITIES — 1.1%
Chesapeake Utilities Corp.	3,509	376,516
National Fuel Gas Co.	17,100	918,612
Northwest Natural Holding Co.	10,000	372,200
Spire, Inc.	6,260	384,176
		2,051,504
GROUND TRANSPORTATION — 0.6%
Heartland Express, Inc.	24,676	294,631
Marten Transport Ltd.	13,181	243,585
Schneider National, Inc. Class B	9,000	203,760
Werner Enterprises, Inc.	7,404	289,645
		1,031,621
HEALTH CARE EQUIPMENT & SUPPLIES — 1.4%
Artivion, Inc. (a)	3,663	77,509
AtriCure, Inc. (a)	2,504	76,172
Avanos Medical, Inc. (a)	5,905	117,569
CONMED Corp.	1,252	100,260
Envista Holdings Corp. (a)	5,400	115,452
Glaukos Corp. (a)	800	75,432
Haemonetics Corp. (a)	1,367	116,673
ICU Medical, Inc. (a)	1,153	123,740
Inari Medical, Inc. (a)	1,885	90,442
Integer Holdings Corp. (a)	1,115	130,098
Integra LifeSciences Holdings Corp. (a)	4,177	148,075
iRadimed Corp.	2,276	100,121
LeMaitre Vascular, Inc.	2,228	147,850
LivaNova PLC (a)	1,958	109,531
Merit Medical Systems, Inc. (a)	1,335	101,126
Neogen Corp. (a) (b)	5,299	83,618
Omnicell, Inc. (a)	3,811	111,396
Orthofix Medical, Inc. (a)	6,870	99,752
OrthoPediatrics Corp. (a)	3,301	96,257
Surmodics, Inc. (a)	2,400	70,416
UFP Technologies, Inc. (a)	763	192,429
Utah Medical Products, Inc.	3,900	277,329
Varex Imaging Corp. (a)	5,661	102,464
		2,663,711
HEALTH CARE PROVIDERS & SERVICES — 0.8%
Addus HomeCare Corp. (a)	1,660	171,544
Amedisys, Inc. (a)	1,123	103,496
AMN Healthcare Services, Inc. (a)	2,182	136,397
National HealthCare Corp.	3,556	336,078
National Research Corp.	3,509	138,991

See accompanying notes to Schedule of Investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Patterson Cos., Inc. (b)	4,800	$132,720
Premier, Inc. Class A	10,940	241,774
RadNet, Inc. (a)	1,600	77,856
Select Medical Holdings Corp.	3,312	99,857
U.S. Physical Therapy, Inc.	963	108,694
		1,547,407
HEALTH CARE REITs — 0.7%
CareTrust REIT, Inc.	8,200	199,834
Community Healthcare Trust, Inc. REIT	10,162	269,801
Global Medical REIT, Inc.	19,942	174,493
LTC Properties, Inc. REIT	7,428	241,484
National Health Investors, Inc. REIT	3,352	210,606
Universal Health Realty Income Trust REIT	5,660	207,779
		1,303,997
HEALTH CARE TECHNOLOGY — 0.1%
HealthStream, Inc.	9,305	248,071
HOTEL & RESORT REITs — 0.1%
Apple Hospitality REIT, Inc.	10,639	174,267
HOTELS, RESTAURANTS & LEISURE — 0.4%
Arcos Dorados Holdings, Inc. Class A (b)	8,368	93,052
Bowlero Corp. Class A	7,700	105,490
Cracker Barrel Old Country Store, Inc. (b)	1,489	108,295
Global Business Travel Group I (a)	19,800	118,998
Papa John's International, Inc.	1,820	121,212
Wendy's Co.	11,367	214,154
		761,201
HOUSEHOLD DURABLES — 0.4%
Cavco Industries, Inc. (a)	294	117,324
Ethan Allen Interiors, Inc.	3,620	125,143
Helen of Troy Ltd. (a)	1,065	122,731
La-Z-Boy, Inc.	3,940	148,223
Leggett & Platt, Inc.	6,043	115,723
MDC Holdings, Inc.	1,596	100,404
Tri Pointe Homes, Inc. (a)	2,803	108,364
		837,912
HOUSEHOLD PRODUCTS — 0.2%
Central Garden & Pet Co. (a) (b)	3,488	149,391
Spectrum Brands Holdings, Inc.	1,200	106,812
WD-40 Co.	777	196,822
		453,025
INDUSTRIAL REITs — 0.1%
LXP Industrial Trust REIT	29,007	261,643
INSURANCE — 7.8%
AMERISAFE, Inc.	27,071	1,358,152
CNO Financial Group, Inc.	63,420	1,742,782
Employers Holdings, Inc.	35,521	1,612,298
Enstar Group Ltd. (a)	7,561	2,349,656
Security Description	Shares	Value
Greenlight Capital Re Ltd. Class A (a)	37,100	$462,637
Hanover Insurance Group, Inc.	22,000	2,995,740
Horace Mann Educators Corp.	58,052	2,147,344
Safety Insurance Group, Inc.	20,326	1,670,594
		14,339,203
INTERACTIVE MEDIA & SERVICES — 0.1%
Ziff Davis, Inc. (a)	2,103	132,573
ZipRecruiter, Inc. Class A (a)	7,400	85,026
		217,599
IT SERVICES — 0.2%
Hackett Group, Inc.	8,390	203,877
Squarespace, Inc. Class A (a)	3,400	123,896
		327,773
LEISURE EQUIPMENT & PRODUCTS — 0.2%
Johnson Outdoors, Inc. Class A	3,075	141,788
Sturm Ruger & Co., Inc.	3,554	164,017
		305,805
LIFE SCIENCES TOOLS & SERVICES — 0.1%
Azenta, Inc. (a)	1,000	60,280
Mesa Laboratories, Inc.	1,028	112,802
		173,082
MACHINERY — 1.9%
Alamo Group, Inc.	946	216,000
Albany International Corp. Class A	1,395	130,446
Columbus McKinnon Corp.	3,363	150,091
Douglas Dynamics, Inc.	6,431	155,116
Enerpac Tool Group Corp.	3,700	131,942
ESCO Technologies, Inc.	1,798	192,476
Federal Signal Corp.	2,584	219,304
Franklin Electric Co., Inc.	2,784	297,359
Gencor Industries, Inc. (a)	13,000	216,970
Gorman-Rupp Co.	5,898	233,266
Hillenbrand, Inc.	2,440	122,708
John Bean Technologies Corp.	1,300	136,357
Kadant, Inc.	498	163,394
L B Foster Co. Class A (a)	5,400	147,474
Lindsay Corp.	1,701	200,140
Miller Industries, Inc.	3,585	179,608
Mueller Water Products, Inc. Class A	10,877	175,011
Standex International Corp.	895	163,087
Tennant Co.	1,735	210,993
		3,441,742
MEDIA — 0.5%
Cable One, Inc.	334	141,325
EchoStar Corp. Class A (a)	6,520	92,910
John Wiley & Sons, Inc. Class A	4,104	156,486
Scholastic Corp.	2,970	111,999
TechTarget, Inc. (a)	3,268	108,105
TEGNA, Inc.	15,302	228,612
		839,437

See accompanying notes to Schedule of Investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
METALS & MINING — 0.4%
Arch Resources, Inc.	840	$135,064
Materion Corp.	812	106,981
SunCoke Energy, Inc.	18,803	211,910
Warrior Met Coal, Inc.	3,566	216,456
		670,411
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.3%
AFC Gamma, Inc. REIT	22,400	277,312
KKR Real Estate Finance Trust, Inc. REIT	20,355	204,771
		482,083
MULTI-UTILITIES — 0.4%
Black Hills Corp.	7,200	393,120
Northwestern Energy Group, Inc.	8,761	446,198
		839,318
OFFICE REITs — 1.4%
Cousins Properties, Inc. REIT	7,235	173,929
Douglas Emmett, Inc. REIT (b)	12,068	167,383
Easterly Government Properties, Inc. REIT	26,528	305,337
Equity Commonwealth REIT (a)	70,443	1,329,964
Highwoods Properties, Inc. REIT	7,000	183,260
JBG SMITH Properties REIT	10,910	175,106
Postal Realty Trust, Inc. Class A REIT	23,944	342,878
		2,677,857
OIL, GAS & CONSUMABLE FUELS — 1.4%
California Resources Corp.	3,300	181,830
Delek U.S. Holdings, Inc.	5,769	177,339
Geopark Ltd.	15,700	150,720
Gulfport Energy Corp. (a)	2,000	320,240
Permian Basin Royalty Trust (b)	14,801	179,092
Sabine Royalty Trust (b)	6,673	424,336
Sable Offshore Corp. (a)	71,800	786,928
SFL Corp. Ltd.	12,303	162,153
Sitio Royalties Corp. Class A	5,608	138,630
		2,521,268
PERSONAL CARE PRODUCTS — 0.2%
Herbalife Ltd. (a) (b)	9,050	90,952
Nature's Sunshine Products, Inc. (a)	6,700	139,159
USANA Health Sciences, Inc. (a)	2,224	107,864
		337,975
PHARMACEUTICALS — 0.9%
Amphastar Pharmaceuticals, Inc. (a)	2,133	93,660
ANI Pharmaceuticals, Inc. (a)	1,376	95,123
Corcept Therapeutics, Inc. (a)	3,143	79,172
Harmony Biosciences Holdings, Inc. (a)	2,469	82,909
Innoviva, Inc. (a)	10,917	166,375
Oculis Holding AG (a)	9,200	110,860
Organon & Co.	4,200	78,960
Pacira BioSciences, Inc. (a)	4,345	126,961
Security Description	Shares	Value
Perrigo Co. PLC	5,100	$164,169
Phibro Animal Health Corp. Class A	8,865	114,625
Prestige Consumer Healthcare, Inc. (a)	3,906	283,419
Supernus Pharmaceuticals, Inc. (a)	4,278	145,923
Theravance Biopharma, Inc. (a) (b)	7,853	70,441
		1,612,597
PROFESSIONAL SERVICES — 1.4%
ASGN, Inc. (a)	1,055	110,522
Barrett Business Services, Inc.	1,100	139,392
CBIZ, Inc. (a)	3,303	259,285
Concentrix Corp.	1,900	125,818
CSG Systems International, Inc.	4,802	247,495
Dun & Bradstreet Holdings, Inc.	15,900	159,636
Exponent, Inc.	2,600	214,994
Forrester Research, Inc. (a)	7,698	165,969
Heidrick & Struggles International, Inc.	4,800	161,568
Huron Consulting Group, Inc. (a)	1,403	135,558
IBEX Holdings Ltd. (a)	6,664	102,826
ICF International, Inc.	1,875	282,431
Kforce, Inc.	2,589	182,576
Resources Connection, Inc.	20,351	267,819
		2,555,889
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
Kennedy-Wilson Holdings, Inc.	19,967	171,317
Tejon Ranch Co. (a)	19,601	302,051
		473,368
RESIDENTIAL REITs — 0.5%
Apartment Income REIT Corp.	10,300	334,441
Centerspace REIT	3,820	218,275
Elme Communities REIT	16,869	234,817
Independence Realty Trust, Inc. REIT	10,372	167,300
		954,833
RETAIL REITs — 0.6%
Getty Realty Corp. REIT	11,599	317,233
NETSTREIT Corp. (b)	15,634	287,197
Phillips Edison & Co., Inc. REIT	11,500	412,505
Saul Centers, Inc. REIT	4,913	189,101
		1,206,036
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.3%
CEVA, Inc. (a)	4,284	97,290
FormFactor, Inc. (a)	2,100	95,823
NVE Corp.	1,413	127,424
Power Integrations, Inc.	1,600	114,480
Tower Semiconductor Ltd. (a)	3,500	117,075
Veeco Instruments, Inc. (a)	2,800	98,476
		650,568
SOFTWARE — 1.3%
A10 Networks, Inc.	7,792	106,672
ACI Worldwide, Inc. (a)	3,993	132,608

See accompanying notes to Schedule of Investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Alarm.com Holdings, Inc. (a)	1,300	$94,211
American Software, Inc. Class A	12,173	139,381
Blackbaud, Inc. (a)	2,241	166,148
BlackLine, Inc. (a)	1,817	117,342
Box, Inc. Class A (a)	4,255	120,502
CommVault Systems, Inc. (a)	1,765	179,024
Envestnet, Inc. (a)	2,090	121,032
Magic Software Enterprises Ltd.	13,892	159,063
Model N, Inc. (a)	4,469	127,232
nCino, Inc. (a)	5,248	196,170
Progress Software Corp.	3,684	196,394
Radware Ltd. (a)	8,379	156,855
Sapiens International Corp. NV	4,113	132,274
Verint Systems, Inc. (a)	3,345	110,887
Workiva, Inc. (a)	1,300	110,240
		2,366,035
SPECIALIZED REITs — 0.3%
Farmland Partners, Inc. REIT	15,100	167,610
Four Corners Property Trust, Inc. REIT	9,175	224,512
PotlatchDeltic Corp. REIT	4,132	194,287
		586,409
SPECIALTY RETAIL — 0.4%
Advance Auto Parts, Inc.	1,300	110,617
Arko Corp.	42,901	244,536
Group 1 Automotive, Inc.	345	100,819
Monro, Inc.	4,303	135,716
Winmark Corp.	484	175,063
		766,751
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.1%
CompoSecure, Inc. Class A (a)	24,100	174,243
TEXTILES, APPAREL & LUXURY GOODS — 0.3%
Carter's, Inc.	1,924	162,924
Columbia Sportswear Co.	3,000	243,540
Oxford Industries, Inc.	906	101,835
Steven Madden Ltd.	3,068	129,715
		638,014
TRADING COMPANIES & DISTRIBUTORS — 1.6%
GATX Corp.	1,819	243,801
McGrath RentCorp	18,621	2,297,273
Rush Enterprises, Inc. Class A	3,693	197,649
Security Description	Shares	Value
Transcat, Inc. (a)	1,422	$158,453
		2,897,176
WATER UTILITIES — 0.2%
Artesian Resources Corp. Class A	12,160	451,258
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Spok Holdings, Inc.	9,100	145,145
DIVERSIFIED FINANCIAL SERVICES — 1.4%
AltC Acquisition Corp. Class A (a)	58,100	663,502
Churchill Capital Corp. VII Class A (a)	128,200	1,371,740
Slam Corp. Class A (a)	56,100	624,393
		2,659,635
TOTAL COMMON STOCKS (Cost $188,299,852)		184,440,599
SHORT-TERM INVESTMENTS — 2.7%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (c) (d)	605,465	605,646
State Street Navigator Securities Lending Portfolio II (e) (f)	4,364,165	4,364,165
TOTAL SHORT-TERM INVESTMENTS (Cost $4,969,811)		4,969,811
TOTAL INVESTMENTS — 102.6% (Cost $193,269,663)		189,410,410
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.6)%		(4,763,414)
NET ASSETS — 100.0%		$184,646,996
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$184,440,599	$—	$—	$184,440,599
Short-Term Investments	4,969,811	—	—	4,969,811
TOTAL INVESTMENTS	$189,410,410	$—	$—	$189,410,410

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	350,625	$350,695	$7,686,232	$7,431,334	$53	$—	605,465	$605,646	$12,006
State Street Navigator Securities Lending Portfolio II	4,129,146	4,129,146	25,568,203	25,333,184	—	—	4,364,165	4,364,165	20,972
Total		$4,479,841	$33,254,435	$32,764,518	$53	$—		$4,969,811	$32,978
See accompanying notes to Schedule of Investments.

SPDR ICE PREFERRED SECURITIES ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Shares	Value
PREFERRED STOCKS — 98.9%
AUTO MANUFACTURERS — 2.9%
Ford Motor Co.:
6.20%, 6/1/2059	$348,368	$8,413,087
6.00%, 12/1/2059	371,591	8,676,650
6.50%, 8/15/2062	278,693	6,922,734
		24,012,471
BANKS — 36.1%
Associated Banc-Corp. 5 yr. CMT + 2.81% 6.63%, 3/1/2033 (a) (b)	139,610	3,177,524
Bank of America Corp.:
Series 5, 3 mo. USD Term SOFR + 0.76%, 6.08%, 4/29/2024 (b)	68,648	1,513,002
Series 02, 3 mo. USD Term SOFR + 0.91%, 6.25%, 4/29/2024 (b)	50,777	1,076,472
Series E, 3 mo. USD Term SOFR + 0.61%, 5.92%, 5/15/2024 (a) (b)	52,233	1,229,565
Series GG, 6.00%, 4/29/2024	224,954	5,650,845
Series HH, 5.88%, 4/29/2024	141,309	3,517,181
Series K, 6.45%, 12/15/2066	175,180	4,437,309
Series KK, 5.38%, 6/25/2024	230,539	5,521,409
Series LL, 5.00%, 9/17/2024 (a)	217,077	4,866,866
Series NN, 4.38%, 11/3/2025 (a)	178,427	3,680,949
Series PP, 4.13%, 2/2/2026	151,481	2,944,791
Series QQ, 4.25%, 11/17/2026 (a)	216,383	4,284,383
Series SS, 4.75%, 2/17/2027 (a)	113,974	2,518,825
Citigroup Capital XIII 3 mo. USD Term SOFR + 6.63% 11.95%, 10/30/2040 (b)	1,043,245	30,744,430
Citizens Financial Group, Inc.:
Series E, 5.00%, 1/6/2025	209,022	4,544,138
Series D, 3 mo. USD Term SOFR + 3.90%, 6.35%, 7/6/2024 (b)	138,450	3,509,708
Fifth Third Bancorp:
Series I, 3 mo. USD Term SOFR + 3.97%, 9.30%, 4/29/2024 (a) (b)	209,022	5,279,896
Series K, 4.95%, 9/30/2024	116,340	2,736,317
Huntington Bancshares, Inc.:
Series H, 4.50%, 4/15/2026	232,282	4,508,594
Series J, 5 yr. CMT + 2.70%, 6.88%, 4/15/2028 (b)	150,984	3,693,069
JPMorgan Chase & Co.:
Series DD, 5.75%, 6/1/2024	312,511	7,819,025
Security Description	Shares	Value
Series EE, 6.00%, 6/1/2024 (a)	$341,544	$8,600,078
Series GG, 4.75%, 12/1/2024 (a)	167,543	3,763,016
Series JJ, 4.55%, 6/1/2026 (a)	276,089	5,911,066
Series LL, 4.63%, 6/1/2026 (a)	340,919	7,425,216
Series MM, 4.20%, 9/1/2026 (a)	368,565	7,430,270
M&T Bank Corp. Series H, 3 mo. USD Term SOFR + 4.02% 5.63%, 12/15/2026 (b)	116,141	2,672,404
Morgan Stanley:
Series A, 3 mo. USD Term SOFR + 0.96%, 6.28%, 4/29/2024 (b)	244,519	5,550,581
Series F, 6.88%, 7/15/2024 (b)	188,946	4,753,881
Series I, 6.38%, 10/15/2024 (a) (b)	222,290	5,535,021
Series E, 7.13%, 7/15/2024 (b)	191,725	4,841,056
Series K, 5.85%, 4/15/2027 (a) (b)	222,290	5,555,027
Series L, 4.88%, 1/15/2025	111,393	2,597,685
Series O, 4.25%, 1/15/2027 (a)	288,977	5,819,997
Series P, 6.50%, 10/15/2027 (a)	222,290	5,848,450
Northern Trust Corp. Series E, 4.70%, 1/1/2025	185,826	4,194,093
Regions Financial Corp.:
Series B, 3 mo. USD Term SOFR + 3.80%, 6.38%, 9/15/2024 (a) (b)	232,245	5,699,292
Series C, 3 mo. USD Term SOFR + 3.41%, 5.70%, 5/15/2029 (b)	232,245	5,480,982
Series E, 4.45%, 6/15/2026	187,595	3,556,801
State Street Corp. Series G, 5.35%, 3/15/2026 (a) (b) (c)	232,245	5,687,680
Truist Financial Corp.:
Series O, 5.25%, 6/1/2025	267,084	6,337,903
Series R, 4.75%, 9/1/2025 (a)	429,653	9,151,609
U.S. Bancorp:
Series B, 3 mo. USD Term SOFR + 0.86%, 6.18%, 4/29/2024 (b)	463,607	9,749,655
Series K, 5.50%, 4/29/2024 (a)	267,084	6,586,291
Series L, 3.75%, 1/15/2026 (a)	232,282	4,097,454
Series M, 4.00%, 4/15/2026 (a)	348,368	6,566,737

See accompanying notes to Schedule of Investments.

SPDR ICE PREFERRED SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Series O, 4.50%, 4/15/2027 (a)	$209,054	$4,371,319
Wells Fargo & Co.:
Series Y, 5.63%, 6/15/2024	218,221	5,424,974
Series Z, 4.75%, 3/15/2025	636,478	13,811,573
Series AA, 4.70%, 12/15/2025	370,027	7,955,581
Series CC, 4.38%, 3/15/2026	332,076	6,741,143
Series DD, 4.25%, 9/15/2026	395,328	7,704,943
		296,676,076
DIVERSIFIED FINANCIAL SERVICES — 10.2%
Affiliated Managers Group, Inc.:
5.88%, 3/30/2059	139,606	3,308,662
4.75%, 9/30/2060 (a)	127,755	2,452,896
Apollo Global Management, Inc. 5 yr. CMT + 3.23% 7.63%, 9/15/2053 (a) (b)	278,693	7,371,430
Brookfield Finance, Inc. Series 50, 4.63%, 10/16/2080 (a)	186,147	3,350,646
Capital One Financial Corp.:
Series I, 5.00%, 12/1/2024	696,847	14,257,490
Series J, 4.80%, 6/1/2025 (a)	580,705	11,300,519
Series L, 4.38%, 9/1/2026	313,530	5,731,328
Series N, 4.25%, 9/1/2026	199,313	3,585,641
Carlyle Finance LLC 4.63%, 5/15/2061	232,245	4,531,100
Charles Schwab Corp.:
Series D, 5.95%, 6/1/2024 (a)	348,368	8,799,776
Series J, 4.45%, 6/1/2026 (a)	278,693	5,964,030
KKR Group Finance Co. IX LLC 4.63%, 4/1/2061	232,245	4,633,288
TPG Operating Group II LP COR 6.95%, 3/15/2064 (d)	185,422	4,872,890
Voya Financial, Inc. Series B, 5 yr. CMT + 3.21% 5.35%, 9/15/2029 (b)	139,610	3,301,776
		83,461,472
ELECTRIC — 14.8%
BIP Bermuda Holdings I Ltd. 5.13%, 1/21/2027	138,450	2,710,851
Brookfield BRP Holdings Canada, Inc.:
4.63%, 4/30/2026	162,875	2,768,875
4.88%, 12/9/2026	122,998	2,122,945
Brookfield Infrastructure Finance ULC 5.00%, 5/24/2081	116,141	2,138,156
CMS Energy Corp.:
5.88%, 10/15/2078	130,303	3,154,636
5.88%, 3/1/2079	292,629	7,248,420
DTE Energy Co.:
Series E, 5.25%, 12/1/2077	185,826	4,599,193
4.38%, 12/1/2081	130,303	2,652,969
Duke Energy Corp.:
5.63%, 9/15/2078	232,245	5,703,937
Security Description	Shares	Value
Series A, 5.75%, 6/15/2024	$464,564	$11,544,415
Entergy Arkansas LLC 4.88%, 9/1/2066 (a)	190,471	4,310,359
Entergy Louisiana LLC 4.88%, 9/1/2066 (a)	125,652	2,842,248
Entergy Mississippi LLC 4.90%, 10/1/2066 (a)	120,996	2,805,897
Georgia Power Co. Series 2017, 5.00%, 10/1/2077 (a)	125,652	3,096,065
National Rural Utilities Cooperative Finance Corp. Series US, 5.50%, 5/15/2064 (a)	116,340	2,885,232
NextEra Energy Capital Holdings, Inc. Series N, 5.65%, 3/1/2079	319,337	7,868,464
SCE Trust III Series H, 3 mo. USD Term SOFR + 3.25% 8.58%, 4/29/2024 (b)	127,971	3,253,023
SCE Trust IV Series J, 3 mo. USD Term SOFR + 3.39% 5.38%, 9/15/2025 (b)	150,984	3,549,634
SCE Trust V Series K, 3 mo. USD Term SOFR + 4.05% 5.45%, 3/15/2026 (b)	139,610	3,357,621
SCE Trust VI 5.00%, 4/29/2024	220,632	4,633,272
SCE Trust VII Series M, 7.50%, 11/22/2028	255,471	6,803,193
Sempra 5.75%, 7/1/2079	351,851	8,423,313
Southern Co.:
5.25%, 12/1/2077	209,022	5,098,047
Series 2020, 4.95%, 1/30/2080	464,564	10,680,326
Series C, 4.20%, 10/15/2060 (a)	348,368	7,016,132
		121,267,223
GAS — 0.3%
Spire, Inc. Series A, 5.90%, 8/15/2024	116,340	2,872,435
INSURANCE — 26.4%
AEGON Funding Co. LLC 5.10%, 12/15/2049	428,927	9,294,848
Allstate Corp.:
3 mo. USD Term SOFR + 3.43%, 8.74%, 1/15/2053 (a) (b)	232,245	5,940,827
Series H, 5.10%, 10/15/2024	534,249	11,988,548
Series I, 4.75%, 1/15/2025	139,610	3,164,959
Series J, 7.38%, 7/15/2028 (a)	278,693	7,482,907

See accompanying notes to Schedule of Investments.

SPDR ICE PREFERRED SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Arch Capital Group Ltd.:
Series F, 5.45%, 4/29/2024	$154,738	$3,656,459
Series G, 4.55%, 6/11/2026	232,245	4,805,149
Assurant, Inc. 5.25%, 1/15/2061	116,141	2,648,015
Athene Holding Ltd.:
Series B, 5.63%, 9/30/2024	161,795	3,512,569
Series C, 5 yr. CMT + 5.97%, 6.38%, 6/30/2025 (b)	278,693	6,928,308
Series D, 4.88%, 12/30/2025 (a)	267,084	4,965,092
Series E, 5 yr. CMT + 3.96%, 7.75%, 12/30/2027 (b)	232,245	6,063,917
Series A, 3 mo. USD Term SOFR + 4.25%, 6.35%, 6/30/2029 (b)	399,810	9,527,472
5 yr. CMT + 2.99%, 7.25%, 3/30/2064 (b) (d)	266,543	6,791,516
Axis Capital Holdings Ltd. Series E, 5.50%, 4/29/2024	255,471	5,791,528
Brighthouse Financial, Inc.:
6.25%, 9/15/2058	174,212	3,992,939
Series A, 6.60%, 4/29/2024	197,409	4,814,805
Series B, 6.75%, 6/25/2025	186,956	4,683,248
Series C, 5.38%, 12/25/2025	267,084	5,480,564
Series D, 4.63%, 12/25/2026	161,522	2,742,644
Enstar Group Ltd. Series D, 3 mo. USD Term SOFR + 4.02% 7.00%, 9/1/2028 (b)	185,796	4,654,190
Equitable Holdings, Inc.:
Series A, 5.25%, 12/15/2024	371,591	8,483,422
Series C, 4.30%, 3/15/2026 (a)	138,450	2,562,709
F&G Annuities & Life, Inc. 7.95%, 12/15/2053 (a)	160,275	4,192,794
Globe Life, Inc. 4.25%, 6/15/2061	151,244	3,141,338
Hartford Financial Services Group, Inc. Series G, 6.00%, 4/29/2024	160,275	4,061,368
Lincoln National Corp. Series D, 9.00%, 12/1/2027 (a)	232,245	6,402,995
MetLife, Inc.:
Series A, 3 mo. USD Term SOFR + 1.26%, 6.59%, 4/29/2024 (b)	278,693	6,652,402
Series E, 5.63%, 4/29/2024	373,300	8,966,666
Series F, 4.75%, 3/15/2025	463,550	9,873,615
Prudential Financial, Inc.:
5.63%, 8/15/2058 (a)	262,436	6,571,397
4.13%, 9/1/2060 (a)	232,245	4,709,929
5.95%, 9/1/2062	140,677	3,608,365
Security Description	Shares	Value
Reinsurance Group of America, Inc.:
3 mo. USD Term SOFR + 4.04%, 5.75%, 6/15/2056 (b)	$185,826	$4,645,650
5 yr. CMT + 3.46%, 7.13%, 10/15/2052 (b)	325,142	8,417,926
RenaissanceRe Holdings Ltd.:
Series F, 5.75%, 4/29/2024	116,340	2,873,598
Series G, 4.20%, 7/15/2026 (a)	232,282	4,397,098
W R Berkley Corp.:
5.10%, 12/30/2059	139,610	3,163,563
4.25%, 9/30/2060 (a)	115,373	2,322,458
4.13%, 3/30/2061	139,610	2,720,999
		216,698,796
REAL ESTATE INVESTMENT TRUSTS — 5.0%
Digital Realty Trust, Inc. Series L, 5.20%, 10/10/2024 (a)	160,275	3,513,228
Kimco Realty Corp. Series M, 5.25%, 4/29/2024	121,755	2,788,189
Public Storage:
Series F, 5.15%, 4/29/2024 (a)	130,303	3,135,090
Series G, 5.05%, 4/29/2024 (a)	138,450	3,380,949
Series H, 5.60%, 4/29/2024	132,629	3,254,716
Series I, 4.88%, 9/12/2024 (a)	145,946	3,324,650
Series J, 4.70%, 11/15/2024	120,412	2,587,654
Series L, 4.63%, 6/17/2025 (a)	262,436	5,613,506
Series N, 3.88%, 10/6/2025	131,239	2,337,366
Series P, 4.00%, 6/16/2026	280,438	5,188,103
Series R, 4.00%, 11/19/2026	202,085	3,734,531
Series S, 4.10%, 1/13/2027	118,266	2,234,045
		41,092,027
SOVEREIGN — 0.3%
Tennessee Valley Authority Series D, 30 yr. CMT + 0.94% 2.13%, 6/1/2028 (b)	119,358	2,640,199
TELECOMMUNICATIONS — 2.9%
AT&T, Inc.:
5.35%, 11/1/2066	614,386	14,438,071
5.63%, 8/1/2067	382,551	9,345,721
		23,783,792
TOTAL PREFERRED STOCKS (Cost $911,709,441)		812,504,491
SHORT-TERM INVESTMENTS — 6.9%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (e) (f)	22,364,963	22,371,672

See accompanying notes to Schedule of Investments.

SPDR ICE PREFERRED SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (c) (g)	34,065,273	$34,065,273
TOTAL SHORT-TERM INVESTMENTS (Cost $56,439,088)		56,436,945
TOTAL INVESTMENTS — 105.8% (Cost $968,148,529)		868,941,436
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.8)%		(47,919,710)
NET ASSETS — 100.0%		$821,021,726
(a)	All or a portion of the shares of the security are on loan at March 31, 2024.
(b)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(d)	Non-income producing security.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2024.
(g)	Investment of cash collateral for securities loaned.
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Preferred Stocks	$812,504,491	$—	$—	$812,504,491
Short-Term Investments	56,436,945	—	—	56,436,945
TOTAL INVESTMENTS	$868,941,436	$—	$—	$868,941,436

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Corp.	663,977	$16,233,338	$1,447,424	$12,200,950	$(1,174,830)	$1,382,698	232,245	$5,687,680	$676,270
State Street Institutional Liquid Reserves Fund, Premier Class	7,503,450	7,504,951	99,081,226	84,211,134	(1,206)	(2,165)	22,364,963	22,371,672	191,365
State Street Navigator Securities Lending Portfolio II	34,870,137	34,870,137	145,839,668	146,644,532	—	—	34,065,273	34,065,273	682,942
Total		$58,608,426	$246,368,318	$243,056,616	$(1,176,036)	$1,380,533		$62,124,625	$1,550,577
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG 1-10 YEAR TIPS ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.2%
U.S. Treasury Inflation-Indexed Notes 2.38%, 10/15/2028 (Cost $43,051,331)	$42,273,545	$43,288,690
U.S. TREASURY OBLIGATIONS — 96.5%
U.S. Treasury Inflation-Indexed Bonds:
1.75%, 1/15/2028	22,405,833	22,241,341
2.00%, 1/15/2026	33,984,184	33,834,662
2.38%, 1/15/2027	23,299,174	23,494,806
2.50%, 1/15/2029	24,423,703	25,121,206
3.38%, 4/15/2032	12,256,433	13,592,555
3.63%, 4/15/2028	32,812,891	34,915,498
3.88%, 4/15/2029	35,145,739	38,473,671
U.S. Treasury Inflation-Indexed Notes:
0.13%, 10/15/2024	587,602	583,980
0.13%, 4/15/2025	37,689,618	36,762,790
0.13%, 10/15/2025	45,548,690	44,211,556
0.13%, 4/15/2026	47,107,920	45,126,065
0.13%, 7/15/2026	54,962,831	52,689,794
0.13%, 10/15/2026	41,771,217	39,867,871
0.13%, 4/15/2027	40,341,144	38,026,331
0.13%, 1/15/2030	55,886,311	50,629,839
0.13%, 7/15/2030	45,530,644	41,060,661
0.13%, 1/15/2031	58,271,324	51,899,612
0.13%, 7/15/2031	52,534,218	46,534,911
0.13%, 1/15/2032	49,283,450	43,114,357
0.25%, 7/15/2029	50,155,400	46,288,077
0.38%, 7/15/2025	50,319,144	49,229,142
0.38%, 1/15/2027	44,798,853	42,745,949
0.38%, 7/15/2027	45,801,510	43,608,576
0.50%, 4/15/2024	50,087	50,136
0.50%, 1/15/2028	44,071,181	41,732,442
0.63%, 1/15/2026	63,868,821	62,030,978
0.63%, 7/15/2032	58,855,264	53,437,710
0.75%, 7/15/2028	45,329,180	43,347,201
Security Description	Principal Amount	Value
0.88%, 1/15/2029	$48,341,663	$46,137,292
1.13%, 1/15/2033	50,006,702	46,965,172
1.25%, 4/15/2028	41,435,210	40,290,545
1.38%, 7/15/2033	45,436,247	43,658,944
1.63%, 10/15/2027	46,965,667	46,537,452
1.75%, 1/15/2034 (a)	37,575,473	37,150,773
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,409,026,295)		1,325,391,895
	Shares
SHORT-TERM INVESTMENTS — 1.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.30% (b) (c)	907,093	907,093
State Street Navigator Securities Lending Portfolio II (d) (e)	21,383,005	21,383,005
TOTAL SHORT-TERM INVESTMENTS (Cost $22,290,098)		22,290,098
TOTAL INVESTMENTS — 101.3% (Cost $1,474,367,724)		1,390,970,683
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%		(17,978,964)
NET ASSETS — 100.0%		$1,372,991,719
(a)	All or a portion of the shares of the security are on loan at March 31, 2024.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2024.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Government Agency Obligations	$—	$43,288,690	$—	$43,288,690
U.S. Treasury Obligations	—	1,325,391,895	—	1,325,391,895
Short-Term Investments	22,290,098	—	—	22,290,098
TOTAL INVESTMENTS	$22,290,098	$1,368,680,585	$—	$1,390,970,683
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG 1-10 YEAR TIPS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	593,843	$593,843	$174,203,901	$173,890,651	$—	$—	907,093	$907,093	$82,612
State Street Navigator Securities Lending Portfolio II	27,417,796	27,417,796	470,528,984	476,563,775	—	—	21,383,005	21,383,005	31,746
Total		$28,011,639	$644,732,885	$650,454,426	$—	$—		$22,290,098	$114,358
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG 1-3 MONTH T-BILL ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.7% (a)
U.S. Treasury Bills:
2.67%, 4/2/2024	$2,932,446,000	$2,932,020,737
3.99%, 4/4/2024	2,636,240,000	2,635,099,536
4.73%, 4/9/2024	1,757,468,000	1,755,420,936
4.81%, 4/11/2024	2,660,070,000	2,656,198,853
4.98%, 4/18/2024	2,130,373,000	2,125,077,617
5.03%, 4/16/2024	1,757,446,000	1,753,587,299
5.07%, 4/25/2024	1,745,222,000	1,739,105,730
5.09%, 4/23/2024	1,757,494,000	1,751,833,885
5.15%, 4/30/2024	1,757,425,000	1,749,980,882
5.16%, 5/2/2024	1,769,405,000	1,761,360,860
5.20%, 5/7/2024 (b)	674,192,000	670,653,416
5.22%, 5/9/2024	1,769,581,000	1,759,739,086
5.22%, 5/16/2024 (b)	2,202,509,000	2,188,113,203
5.23%, 5/21/2024 (b)	698,164,000	693,058,676
5.24%, 5/23/2024	1,769,405,000	1,755,989,566
5.24%, 5/28/2024 (b)	722,336,000	716,332,441
5.25%, 5/14/2024	674,115,000	669,880,358
5.25%, 5/30/2024	1,769,452,000	1,754,191,096
TOTAL U.S. TREASURY OBLIGATIONS (Cost $31,068,295,420)		31,067,644,177
Shares
SHORT-TERM INVESTMENTS — 3.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.30% (c) (d)	122,827,019	122,827,019
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	915,125,000	$915,125,000
TOTAL SHORT-TERM INVESTMENTS (Cost $1,037,952,019)		1,037,952,019
TOTAL INVESTMENTS — 103.1% (Cost $32,106,247,439)		32,105,596,196
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.1)%		(950,619,928)
NET ASSETS — 100.0%		$31,154,976,268
(a)	Rate shown is the discount rate at time of purchase, not a coupon rate.
(b)	All or a portion of the shares of the security are on loan at March 31, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$31,067,644,177	$—	$31,067,644,177
Short-Term Investments	1,037,952,019	—	—	1,037,952,019
TOTAL INVESTMENTS	$1,037,952,019	$31,067,644,177	$—	$32,105,596,196
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG 1-3 MONTH T-BILL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	320,751,315	$320,751,315	$8,730,997,462	$8,928,921,758	$—	$—	122,827,019	$122,827,019	$13,340,671
State Street Navigator Securities Lending Portfolio II	863,662,500	863,662,500	14,244,681,649	14,193,219,149	—	—	915,125,000	915,125,000	2,242,367
Total		$1,184,413,815	$22,975,679,111	$23,122,140,907	$—	$—		$1,037,952,019	$15,583,038
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG 3-12 MONTH T-BILL ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.6% (a)
U.S. Treasury Bills:
4.64%, 1/23/2025 (b)	$78,923,000	$75,807,353
4.77%, 12/26/2024	75,490,000	72,767,242
4.96%, 2/20/2025	78,931,000	75,500,934
5.01%, 11/29/2024 (b)	75,492,000	73,015,080
5.04%, 7/18/2024 (b)	116,667,000	114,863,592
5.06%, 7/25/2024 (b)	120,113,000	118,138,870
5.06%, 8/1/2024	120,114,000	118,013,078
5.07%, 7/5/2024	116,689,000	115,093,328
5.10%, 6/6/2024	116,683,000	115,567,901
5.11%, 7/11/2024 (b)	181,874,000	179,246,610
5.12%, 6/20/2024	116,646,000	115,296,598
5.13%, 6/13/2024	181,875,000	179,954,709
5.13%, 6/27/2024	116,680,000	115,208,740
5.19%, 6/4/2024	102,953,000	102,009,906
5.21%, 8/8/2024	188,728,000	185,265,330
5.23%, 8/15/2024	120,113,000	117,796,652
5.23%, 8/29/2024 (b)	120,116,000	117,559,858
5.24%, 8/22/2024	120,113,000	117,665,205
5.27%, 6/11/2024	102,953,000	101,899,390
5.27%, 6/18/2024	102,955,000	101,798,009
5.29%, 6/25/2024	102,954,000	101,696,534
5.29%, 7/2/2024	102,952,000	101,582,396
5.30%, 10/3/2024 (b)	75,479,000	73,529,812
5.30%, 10/31/2024	75,490,000	73,296,118
5.35%, 9/5/2024	72,054,000	70,445,573
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,733,942,450)		2,733,018,818

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 10.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.30% (c) (d)	11,026,400	11,026,400
State Street Navigator Securities Lending Portfolio II (e) (f)	274,916,650	$274,916,650
TOTAL SHORT-TERM INVESTMENTS (Cost $285,943,050)		285,943,050
TOTAL INVESTMENTS — 110.0% (Cost $3,019,885,500)		3,018,961,868
LIABILITIES IN EXCESS OF OTHER ASSETS — (10.0)%		(275,194,739)
NET ASSETS — 100.0%		$2,743,767,129
(a)	Rate shown is the discount rate at time of purchase, not a coupon rate.
(b)	All or a portion of the shares of the security are on loan at March 31, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$2,733,018,818	$—	$2,733,018,818
Short-Term Investments	285,943,050	—	—	285,943,050
TOTAL INVESTMENTS	$285,943,050	$2,733,018,818	$—	$3,018,961,868
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG 3-12 MONTH T-BILL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	8,801,612	$8,801,612	$549,825,546	$547,600,758	$—	$—	11,026,400	$11,026,400	$1,035,141
State Street Navigator Securities Lending Portfolio II	—	—	2,195,776,645	1,920,859,995	—	—	274,916,650	274,916,650	409,853
Total		$8,801,612	$2,745,602,191	$2,468,460,753	$—	$—		$285,943,050	$1,444,994
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 43.0%
AIRLINES — 0.8%
Southwest Airlines Co. 1.25%, 5/1/2025 (a)	$25,985,000	$26,208,731
Spirit Airlines, Inc. 1.00%, 5/15/2026	6,855,000	3,290,743
		29,499,474
AUTO MANUFACTURERS — 2.2%
Fisker, Inc. 2.50%, 9/15/2026 (b)	11,700,000	88,218
Ford Motor Co. Zero Coupon, 3/15/2026	37,636,000	38,905,839
Li Auto, Inc. 0.25%, 5/1/2028	13,578,000	17,094,023
Lucid Group, Inc. 1.25%, 12/15/2026 (b)	31,900,000	16,350,345
NIO, Inc. 0.50%, 2/1/2027	8,800,000	8,007,648
		80,446,073
AUTO PARTS & EQUIPMENT — 0.1%
Luminar Technologies, Inc. 1.25%, 12/15/2026 (b)	11,550,000	3,914,180
BIOTECHNOLOGY — 2.4%
BioMarin Pharmaceutical, Inc.:
0.60%, 8/1/2024	8,640,000	8,498,045
1.25%, 5/15/2027 (a)	8,486,000	8,431,860
Bridgebio Pharma, Inc.:
2.25%, 2/1/2029	12,200,000	10,037,428
2.50%, 3/15/2027 (a)	8,595,000	9,243,321
Guardant Health, Inc. Zero Coupon, 11/15/2027	19,333,000	13,092,308
Halozyme Therapeutics, Inc. 0.25%, 3/1/2027	12,055,000	10,678,801
Insmed, Inc. 0.75%, 6/1/2028	9,395,000	10,091,545
Ionis Pharmaceuticals, Inc. Zero Coupon, 4/1/2026	9,820,000	9,681,636
Livongo Health, Inc. 0.88%, 6/1/2025	7,965,000	7,528,677
		87,283,621
COMMERCIAL SERVICES — 2.3%
2U, Inc. 2.25%, 5/1/2025	5,906,000	2,761,646
Alarm.com Holdings, Inc. Zero Coupon, 1/15/2026	8,338,000	7,657,119
Block, Inc.:
Zero Coupon, 5/1/2026	8,710,000	7,787,698
0.13%, 3/1/2025	16,794,000	17,161,453
0.25%, 11/1/2027	8,913,000	7,434,244
Chegg, Inc. 0.13%, 3/15/2025	4,818,000	4,522,560
Euronet Worldwide, Inc. 0.75%, 3/15/2049	8,368,000	8,135,035
Security Description	Principal Amount	Value
Repay Holdings Corp. Zero Coupon, 2/1/2026 (b)	$6,105,000	$5,639,555
Shift4 Payments, Inc. Zero Coupon, 12/15/2025 (a)	12,587,000	13,566,898
Stride, Inc. 1.13%, 9/1/2027	6,868,000	9,084,372
		83,750,580
COMPUTERS — 1.5%
CyberArk Software Ltd. Zero Coupon, 11/15/2024	8,742,000	14,873,551
Insight Enterprises, Inc. 0.75%, 2/15/2025	5,789,000	15,730,508
Lumentum Holdings, Inc. 0.50%, 12/15/2026 (a)	17,155,000	15,097,258
Rapid7, Inc. 0.25%, 3/15/2027	9,450,000	8,294,170
		53,995,487
DIVERSIFIED FINANCIAL SERVICES — 0.3%
LendingTree, Inc. 0.50%, 7/15/2025	3,114,000	2,904,085
SoFi Technologies, Inc. Zero Coupon, 10/15/2026 (b)	8,502,000	7,311,550
		10,215,635
ELECTRIC — 0.4%
NRG Energy, Inc. 2.75%, 6/1/2048	9,365,000	15,504,226
ELECTRONICS — 0.2%
Itron, Inc. Zero Coupon, 3/15/2026	7,139,000	7,185,689
ENERGY-ALTERNATE SOURCES — 1.2%
Enphase Energy, Inc.:
Zero Coupon, 3/1/2026	10,270,000	9,448,297
Zero Coupon, 3/1/2028 (a)	8,685,000	7,493,679
NextEra Energy Partners LP:
Zero Coupon, 6/15/2024 (b)	7,776,000	7,655,083
Zero Coupon, 11/15/2025 (b)	9,190,000	8,165,774
SolarEdge Technologies, Inc. Zero Coupon, 9/15/2025	10,305,000	9,383,012
Stem, Inc. 0.50%, 12/1/2028 (b)	5,112,000	2,475,128
		44,620,973
ENTERTAINMENT — 1.4%
Cinemark Holdings, Inc. 4.50%, 8/15/2025 (a)	6,880,000	9,556,526
DraftKings Holdings, Inc. Zero Coupon, 3/15/2028 (a)	20,575,000	17,829,678
Live Nation Entertainment, Inc. 2.00%, 2/15/2025	7,608,000	8,452,564
Marriott Vacations Worldwide Corp. Zero Coupon, 1/15/2026	9,070,000	8,616,863

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Vail Resorts, Inc. Zero Coupon, 1/1/2026	$8,612,000	$7,905,730
		52,361,361
FOOD — 0.1%
Beyond Meat, Inc. Zero Coupon, 3/15/2027	18,770,000	4,418,083
HEALTH CARE PRODUCTS — 2.0%
Exact Sciences Corp.:
0.38%, 3/15/2027 (a)	8,790,000	8,423,193
0.38%, 3/1/2028	15,308,000	14,126,376
Haemonetics Corp. Zero Coupon, 3/1/2026 (a)	7,906,000	7,288,067
Insulet Corp. 0.38%, 9/1/2026 (a)	12,279,000	12,795,578
Integra LifeSciences Holdings Corp. 0.50%, 8/15/2025	9,229,000	8,828,461
Novocure Ltd. Zero Coupon, 11/1/2025	8,508,000	7,729,008
NuVasive, Inc. 0.38%, 3/15/2025	6,874,000	6,555,046
Omnicell, Inc. 0.25%, 9/15/2025	8,795,000	8,261,407
		74,007,136
HEALTH CARE SERVICES — 0.4%
Teladoc Health, Inc. 1.25%, 6/1/2027 (a)	16,646,000	14,063,872
HOME BUILDERS — 0.2%
LCI Industries 1.13%, 5/15/2026	7,925,000	7,807,710
HOUSEHOLD PRODUCTS — 0.3%
Beauty Health Co. 1.25%, 10/1/2026 (b)	11,759,000	9,808,299
INTERNET — 10.8%
Airbnb, Inc. Zero Coupon, 3/15/2026	31,654,000	29,512,607
Booking Holdings, Inc. 0.75%, 5/1/2025	13,512,000	26,108,697
Etsy, Inc.:
0.13%, 10/1/2026	10,055,000	10,641,810
0.13%, 9/1/2027 (a)	10,165,000	8,538,702
Expedia Group, Inc. Zero Coupon, 2/15/2026 (a)	16,150,000	14,926,314
Fiverr International Ltd. Zero Coupon, 11/1/2025	6,495,000	5,830,367
iQIYI, Inc. 4.00%, 12/15/2026	6,855,000	6,786,450
JOYY, Inc. 1.38%, 6/15/2026	6,491,000	6,389,870
Lyft, Inc. 1.50%, 5/15/2025	6,050,000	5,906,252
Match Group Financeco 2, Inc. 0.88%, 6/15/2026 (b)	9,190,000	8,402,325
Security Description	Principal Amount	Value
Match Group Financeco 3, Inc. 2.00%, 1/15/2030 (b)	$9,410,000	$8,111,326
Okta, Inc.:
0.13%, 9/1/2025	8,805,000	8,462,485
0.38%, 6/15/2026	9,495,000	8,723,056
Opendoor Technologies, Inc. 0.25%, 8/15/2026 (b)	6,300,000	4,917,087
Palo Alto Networks, Inc. 0.38%, 6/1/2025	21,538,000	61,572,619
PDD Holdings, Inc. Zero Coupon, 12/1/2025	12,100,000	11,718,850
Sea Ltd.:
0.25%, 9/15/2026	29,885,000	25,621,905
2.38%, 12/1/2025	18,256,000	18,312,594
Shopify, Inc. 0.13%, 11/1/2025 (a)	14,551,000	13,843,967
Snap, Inc. 0.75%, 8/1/2026 (a)	7,893,000	7,615,087
Spotify USA, Inc. Zero Coupon, 3/15/2026	23,720,000	21,784,448
Uber Technologies, Inc. Zero Coupon, 12/15/2025	19,731,000	22,138,379
Wayfair, Inc.:
0.63%, 10/1/2025	11,133,000	10,313,500
1.00%, 8/15/2026	15,420,000	14,272,752
Wix.com Ltd. Zero Coupon, 8/15/2025	9,472,000	8,770,220
Zillow Group, Inc.:
0.75%, 9/1/2024 (a)	9,685,000	11,450,091
1.38%, 9/1/2026	8,116,000	10,037,788
2.75%, 5/15/2025 (a)	8,199,000	8,690,366
		399,399,914
IRON/STEEL — 0.4%
U.S. Steel Corp. 5.00%, 11/1/2026	5,538,000	16,880,544
LEISURE TIME — 0.6%
NCL Corp. Ltd. 5.38%, 8/1/2025	6,504,000	8,567,134
Peloton Interactive, Inc. Zero Coupon, 2/15/2026 (a)	15,250,000	12,890,977
Virgin Galactic Holdings, Inc. 2.50%, 2/1/2027 (b)	6,797,000	2,493,276
		23,951,387
LODGING — 0.3%
H World Group Ltd. 3.00%, 5/1/2026	8,447,000	9,760,340
MACHINERY-DIVERSIFIED — 0.4%
Middleby Corp. 1.00%, 9/1/2025	11,729,000	15,407,449
MEDIA — 2.0%
Cable One, Inc. Zero Coupon, 3/15/2026	9,805,000	8,570,256
DISH Network Corp.:
Zero Coupon, 12/15/2025	28,125,000	20,491,594

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.38%, 8/15/2026	$50,127,000	$31,498,804
Liberty Interactive LLC:
3.75%, 2/15/2030	7,979,980	3,259,104
4.00%, 11/15/2029	7,657,000	3,135,312
Liberty Media Corp. 2.75%, 12/1/2049 (b)	8,720,000	8,274,408
		75,229,478
MINING — 0.1%
MP Materials Corp. 0.25%, 4/1/2026 (b)	3,710,000	3,260,163
OIL & GAS — 0.6%
Pioneer Natural Resources Co. 0.25%, 5/15/2025	7,940,000	22,716,022
PHARMACEUTICALS — 1.7%
Ascendis Pharma AS 2.25%, 4/1/2028	9,204,000	10,613,501
Dexcom, Inc. 0.25%, 11/15/2025	19,210,000	21,110,061
Jazz Investments I Ltd.:
1.50%, 8/15/2024	9,363,000	9,220,682
2.00%, 6/15/2026	15,240,000	15,114,575
Pacira BioSciences, Inc. 0.75%, 8/1/2025	5,780,000	5,478,284
		61,537,103
REAL ESTATE — 0.1%
Redfin Corp. 0.50%, 4/1/2027 (a)	8,295,000	4,518,452
REAL ESTATE INVESTMENT TRUSTS — 0.3%
Pebblebrook Hotel Trust 1.75%, 12/15/2026	12,215,000	10,966,749
RETAIL — 0.1%
National Vision Holdings, Inc. 2.50%, 5/15/2025	4,832,000	5,062,873
SEMICONDUCTORS — 1.3%
MACOM Technology Solutions Holdings, Inc. 0.25%, 3/15/2026	8,075,000	10,217,379
Microchip Technology, Inc. 0.13%, 11/15/2024 (a)	10,757,000	11,523,006
ON Semiconductor Corp. Zero Coupon, 5/1/2027	12,934,000	19,042,340
Wolfspeed, Inc. 1.75%, 5/1/2026	7,410,000	7,095,223
		47,877,948
SOFTWARE — 8.1%
Akamai Technologies, Inc.:
0.13%, 5/1/2025 (a)	18,751,000	22,161,619
0.38%, 9/1/2027 (a)	18,622,000	19,659,432
Bentley Systems, Inc. 0.13%, 1/15/2026	10,595,000	10,653,378
Bilibili, Inc. 1.38%, 4/1/2026	6,665,000	6,655,602
Security Description	Principal Amount	Value
BlackLine, Inc.:
Zero Coupon, 3/15/2026	$18,306,000	$16,586,884
0.13%, 8/1/2024	3,879,000	3,975,199
Datadog, Inc. 0.13%, 6/15/2025	12,353,000	17,423,659
Dayforce, Inc. 0.25%, 3/15/2026	9,080,000	8,339,163
Dropbox, Inc.:
Zero Coupon, 3/1/2026	11,294,000	10,725,799
Zero Coupon, 3/1/2028	11,135,000	10,405,992
Everbridge, Inc. Zero Coupon, 3/15/2026	5,082,000	4,958,762
Fastly, Inc. Zero Coupon, 3/15/2026	6,195,000	5,626,175
Five9, Inc. 0.50%, 6/1/2025	7,407,000	6,975,172
Guidewire Software, Inc. 1.25%, 3/15/2025	6,450,000	7,436,785
HubSpot, Inc. 0.38%, 6/1/2025	7,081,000	15,882,258
LivePerson, Inc. Zero Coupon, 12/15/2026	7,535,000	2,806,637
MicroStrategy, Inc.:
Zero Coupon, 2/15/2027	16,635,000	22,756,015
0.75%, 12/15/2025	10,485,000	45,082,879
MongoDB, Inc. 0.25%, 1/15/2026	19,212,000	33,623,113
Pegasystems, Inc. 0.75%, 3/1/2025	7,300,000	7,002,160
RingCentral, Inc. Zero Coupon, 3/15/2026	9,822,000	8,813,084
Tyler Technologies, Inc. 0.25%, 3/15/2026	9,935,000	9,998,087
		297,547,854
TELECOMMUNICATIONS — 0.2%
Nice Ltd. Zero Coupon, 9/15/2025	9,130,000	9,582,939
TRANSPORTATION — 0.2%
CryoPort, Inc. 0.75%, 12/1/2026 (b)	6,695,000	5,903,316
TOTAL CORPORATE BONDS & NOTES (Cost $1,663,210,415)		1,588,484,930
	Shares
COMMON STOCKS — 0.1%
ELECTRIC UTILITIES — 0.0% (c)
Southern Co.	1	72
ENTERTAINMENT — 0.0% (c)
Take-Two Interactive Software, Inc. (d)	557	82,709

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
MEDIA — 0.1%
Gannett Co., Inc. (d)	1,000,000	$2,440,000
TOTAL COMMON STOCKS (Cost $5,781,403)		2,522,781
CONVERTIBLE BONDS — 46.8%
AEROSPACE & DEFENSE — 0.2%
Rocket Lab USA, Inc. (b)	5,930,000	6,308,453
AIRLINES — 0.8%
American Airlines Group, Inc. (a)	15,837,000	18,407,345
JetBlue Airways Corp.	12,240,000	10,696,169
		29,103,514
AUTO COMPONENTS — 1.4%
NIO, Inc. (b) (e)	8,330,000	5,360,855
NIO, Inc. (b) (e)	9,880,000	6,177,865
Rivian Automotive, Inc. (b) (e)	28,130,000	19,763,575
Rivian Automotive, Inc. (e)	24,525,000	19,805,164
		51,107,459
AUTOMOBILES — 0.2%
Winnebago Industries, Inc. (b)	5,940,000	6,439,792
BANKS — 0.3%
BofA Finance LLC	8,200,000	10,404,242
BIOTECHNOLOGY — 1.9%
Alnylam Pharmaceuticals, Inc.	15,816,000	14,841,418
Cytokinetics, Inc.	8,838,000	14,027,320
Halozyme Therapeutics, Inc.	11,912,000	11,604,670
Ionis Pharmaceuticals, Inc. (b)	9,300,000	9,745,842
Sarepta Therapeutics, Inc.	18,605,000	21,759,478
		71,978,728
COMMERCIAL SERVICES & SUPPLIES — 2.0%
Affirm Holdings, Inc.	22,777,000	18,948,186
Global Payments, Inc. (a) (b)	31,712,000	33,519,901
Marathon Digital Holdings, Inc.	5,340,000	4,524,262
Shift4 Payments, Inc. (a)	7,606,000	7,063,312
Tetra Tech, Inc. (b)	8,575,000	9,413,292
		73,468,953
COMMUNICATIONS EQUIPMENT — 0.5%
Infinera Corp.	7,075,000	7,829,619
InterDigital, Inc.	6,988,000	10,056,990
		17,886,609
ENTERTAINMENT — 0.8%
Live Nation Entertainment, Inc. (a)	16,187,000	19,415,659
Marriott Vacations Worldwide Corp. (a)	9,470,000	8,915,532
		28,331,191
FINANCIAL SERVICES — 1.8%
Coinbase Global, Inc. (a)	21,737,000	23,817,448
Coinbase Global, Inc. (b)	17,778,000	18,805,035
JPMorgan Chase Financial Co. LLC	5,185,000	5,720,974
SoFi Technologies, Inc. (b)	12,108,000	12,185,249
Security Description	Shares	Value
Upstart Holdings, Inc.	9,508,000	$7,434,305
		67,963,011
FOOD PRODUCTS — 0.3%
Post Holdings, Inc.	9,206,000	10,355,737
HEALTH CARE EQUIPMENT & SUPPLIES — 3.2%
CONMED Corp.	12,760,000	11,685,608
Enovis Corp. (b)	6,449,000	8,261,427
Envista Holdings Corp. (a) (b)	8,080,000	7,121,550
Exact Sciences Corp. (b)	9,244,000	10,455,241
Integer Holdings Corp.	8,197,000	11,834,501
iRhythm Technologies, Inc. (b)	9,191,000	9,738,232
Lantheus Holdings, Inc. (a)	9,045,000	10,035,608
Merit Medical Systems, Inc. (b)	11,665,000	12,739,347
Repligen Corp. (b)	10,062,000	11,290,671
Shockwave Medical, Inc. (b)	11,940,000	15,298,842
TransMedics Group, Inc. (b)	7,181,000	7,814,436
		116,275,463
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 7.1%
Alliant Energy Corp.	9,375,000	9,246,188
Array Technologies, Inc.	6,746,000	6,251,788
CenterPoint Energy, Inc. (a) (b)	15,600,000	15,465,528
CMS Energy Corp. (b)	13,087,000	12,887,554
Duke Energy Corp. (b)	27,450,000	27,157,108
Evergy, Inc. (b)	22,525,000	22,939,460
FirstEnergy Corp. (b)	24,530,000	24,386,499
Fluor Corp. (b)	9,915,000	11,172,817
Granite Construction, Inc. (b)	5,325,000	7,306,539
NextEra Energy Capital Holdings, Inc. (b)	16,320,000	17,474,966
NextEra Energy Partners LP (a) (b)	8,575,000	7,761,747
Ormat Technologies, Inc.	6,980,000	6,742,471
PG&E Corp. (b)	34,594,000	34,785,305
PPL Capital Funding, Inc.	15,650,000	15,002,247
Southern Co.	27,833,000	27,750,058
Sunnova Energy International, Inc. (e)	8,199,000	4,261,020
Sunnova Energy International, Inc. (e)	7,103,000	2,906,192
Sunrun, Inc. (b)	7,900,000	7,927,255
		261,424,742
INTERACTIVE MEDIA & SERVICES — 4.0%
Etsy, Inc.	16,375,000	12,937,887
Lyft, Inc. (b)	7,654,000	8,952,042
Perficient, Inc.	5,402,000	4,665,437
Snap, Inc. (e)	17,868,000	14,415,188
Snap, Inc. (e)	24,100,000	18,314,313
TechTarget, Inc.	6,103,000	5,797,728
Uber Technologies, Inc. (b)	27,610,000	34,208,790
Upwork, Inc.	6,239,000	5,463,929
Wayfair, Inc. (b) (e)	11,256,000	18,802,698
Wayfair, Inc. (e)	11,337,000	14,984,000

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Ziff Davis, Inc.	8,829,000	$8,363,005
		146,905,017
IT SERVICES — 4.4%
Lumentum Holdings, Inc. (e)	13,950,000	10,801,067
Lumentum Holdings, Inc. (b) (e)	9,975,000	9,420,989
Parsons Corp. (b)	13,350,000	14,553,903
Seagate HDD Cayman (b)	25,800,000	32,788,446
Super Micro Computer, Inc. (b)	29,050,000	32,239,980
Western Digital Corp. (b)	25,975,000	38,159,872
Zscaler, Inc.	18,113,000	24,713,558
		162,677,815
LEISURE EQUIPMENT & PRODUCTS — 2.4%
Carnival Corp.	6,925,000	11,606,993
NCL Corp. Ltd. (e)	19,856,000	18,766,898
NCL Corp. Ltd. (e)	6,754,000	6,552,055
Royal Caribbean Cruises Ltd.	18,378,000	52,228,622
		89,154,568
MACHINERY — 1.3%
Axon Enterprise, Inc. (a)	10,965,000	15,936,531
Bloom Energy Corp. (b)	10,425,000	9,489,565
Greenbrier Cos., Inc.	6,166,000	6,835,566
John Bean Technologies Corp.	6,267,000	5,799,607
MP Materials Corp. (a) (b)	12,106,000	11,348,527
		49,409,796
MEDIA — 1.6%
Liberty Broadband Corp. (b)	20,350,000	19,277,352
Liberty Media Corp. (b) (e)	18,550,000	21,577,916
Liberty Media Corp. (a) (e)	8,900,000	10,931,959
Liberty Media Corp.-Liberty Formula One	6,779,000	6,865,975
		58,653,202
OFFICE ELECTRONICS — 0.7%
Advanced Energy Industries, Inc. (a) (b)	9,675,000	9,863,469
Vishay Intertechnology, Inc. (b)	12,375,000	11,849,063
Xerox Holdings Corp. (b)	5,675,000	5,793,437
		27,505,969
OIL, GAS & CONSUMABLE FUELS — 0.3%
Northern Oil & Gas, Inc.	8,207,000	9,986,196
PHARMACEUTICALS — 0.6%
Dexcom, Inc. (b)	20,485,000	21,950,497
REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.7%
Federal Realty OP LP (b)	8,692,000	8,466,616
HAT Holdings I LLC/HAT Holdings II LLC (b)	5,914,000	6,980,294
Rexford Industrial Realty LP (b) (e)	4,937,000	5,013,918
Rexford Industrial Realty LP (b) (e)	2,962,000	3,014,664
Starwood Property Trust, Inc.	5,950,000	6,312,058
Ventas Realty LP (b)	14,600,000	14,585,254
Security Description	Shares	Value
Welltower OP LLC (a) (b)	16,695,000	$18,613,256
		62,986,060
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Realogy Group LLC/Realogy Co.-Issuer Corp.	6,290,000	5,076,345
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.3%
ON Semiconductor Corp.	25,000,000	24,653,250
Wolfspeed, Inc. (e)	12,112,000	7,065,172
Wolfspeed, Inc. (e)	29,887,000	16,935,468
		48,653,890
SOFTWARE — 6.4%
Akamai Technologies, Inc. (b)	20,025,000	20,589,905
Bentley Systems, Inc.	9,400,000	8,432,740
Bilibili, Inc.	6,767,000	6,448,883
Bill Holdings, Inc. (e)	6,138,000	5,726,324
Bill Holdings, Inc. (e)	8,524,000	7,341,465
Cloudflare, Inc. (a)	20,650,000	19,356,691
Confluent, Inc.	17,486,000	14,994,770
CSG Systems International, Inc. (b)	6,870,000	6,779,453
DigitalOcean Holdings, Inc.	24,357,000	20,454,278
Envestnet, Inc. (e)	3,540,000	3,442,933
Envestnet, Inc. (e)	10,882,000	11,515,224
Evolent Health, Inc. (b)	5,710,000	6,552,910
Five9, Inc. (b)	12,675,000	13,201,266
Jamf Holding Corp.	5,705,000	5,106,888
MicroStrategy, Inc. (b) (e)	12,802,000	17,182,204
MicroStrategy, Inc. (b) (e)	9,657,000	9,833,144
Nutanix, Inc.	9,569,000	11,748,148
PagerDuty, Inc. (b)	6,435,000	6,853,468
Progress Software Corp.	6,106,000	6,339,371
Progress Software Corp. (b)	7,425,000	7,544,246
Unity Software, Inc.	19,621,000	16,602,702
Workiva, Inc. (a) (b)	10,906,000	10,169,954
		236,216,967
SPECIALTY RETAIL — 0.4%
Freshpet, Inc.	6,354,000	11,421,124
Vroom, Inc.	5,970,000	2,810,676
		14,231,800
TRANSPORTATION INFRASTRUCTURE — 0.7%
Air Transport Services Group, Inc. (b)	6,000,000	4,968,060
World Kinect Corp. (b)	5,050,000	5,561,616
ZTO Express Cayman, Inc.	16,206,000	15,826,131
		26,355,807
WATER UTILITIES — 0.4%
American Water Capital Corp. (b)	16,400,000	16,034,116
TOTAL CONVERTIBLE BONDS (Cost $1,716,884,444)		1,726,845,939

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
CONVERTIBLE FOREIGN BONDS — 1.5%
BANKS — 0.4%
Barclays Bank PLC	13,100,000	$14,100,971
BIOTECHNOLOGY — 0.2%
Immunocore Holdings PLC (a) (b)	6,180,000	6,437,026
LEISURE EQUIPMENT & PRODUCTS — 0.7%
Carnival Corp.	17,700,000	26,694,786
OIL, GAS & CONSUMABLE FUELS — 0.2%
Kosmos Energy Ltd. (b)	6,420,000	7,059,175
TOTAL CONVERTIBLE FOREIGN BONDS (Cost $48,188,618)		54,291,958
PREFERRED STOCKS — 5.9%
BANKS — 3.8%
Bank of America Corp. 7.25%, 12/31/2049	51,448	61,415,535
Wells Fargo & Co. 7.50%, 12/31/2049	63,699	77,671,376
		139,086,911
ELECTRIC UTILITIES — 0.7%
NextEra Energy, Inc. 6.93%, 9/1/2025 (a)	657,444	25,594,295
FINANCIAL SERVICES — 1.0%
AMG Capital Trust II 5.15%, 10/15/2037	109,648	5,580,864
Apollo Global Management, Inc. 6.75%, 7/31/2026	465,000	29,643,750
		35,224,614
HEALTH CARE PROVIDERS & SERVICES — 0.2%
BrightSpring Health Services, Inc. 6.75%, 2/1/2027 (d)	170,000	7,663,600
MACHINERY — 0.2%
Chart Industries, Inc. 6.75%, 12/15/2025	143,590	9,219,914
TOTAL PREFERRED STOCKS (Cost $233,507,523)		216,789,334
CONVERTIBLE PREFERRED STOCKS — 2.1%
CHEMICALS — 1.2%
Albemarle Corp. 7.25%, 3/1/2027 (d)	743,000	43,837,000
ELECTRIC — 0.5%
Algonquin Power & Utilities Corp. 7.75%, 6/15/2024	402,054	8,620,038
Security Description	Shares	Value
CenterPoint Energy, Inc. 3.37%, 9/15/2029 (d) (f)	270,171	$8,768,129
		17,388,167
METAL FABRICATE & HARDWARE — 0.2%
RBC Bearings, Inc. Series A, 5.00%, 10/15/2024	77,855	9,505,317
SOFTWARE — 0.2%
Clarivate PLC Series A, 5.25%, 6/1/2024	236,425	7,026,551
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $101,723,045)		77,757,035
SHORT-TERM INVESTMENTS — 4.5%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (g) (h)	6,493,070	6,495,018
State Street Navigator Securities Lending Portfolio II (i) (j)	158,698,978	158,698,978
TOTAL SHORT-TERM INVESTMENTS (Cost $165,194,161)		165,193,996
TOTAL INVESTMENTS — 103.9% (Cost $3,934,489,609)		3,831,885,973
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.9)%		(142,327,355)
NET ASSETS — 100.0%		$3,689,558,618
(a)	All or a portion of the shares of the security are on loan at March 31, 2024.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 27.1% of net assets as of March 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Amount is less than 0.05% of net assets.
(d)	Non-income producing security.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2024. Maturity date shown is the final maturity.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2024.
(i)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$1,588,484,930	$—	$1,588,484,930
Common Stocks	2,522,781	—	—	2,522,781
Convertible Bonds	—	1,726,845,939	—	1,726,845,939
Convertible Foreign Bonds	—	54,291,958	—	54,291,958
Convertible Preferred Stocks	77,757,035	—	—	77,757,035
Preferred Stocks	211,208,470	5,580,864	—	216,789,334
Short-Term Investments	165,193,996	—	—	165,193,996
TOTAL INVESTMENTS	$456,682,282	$3,375,203,691	$—	$3,831,885,973

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	57,603,244	$57,614,764	$261,977,898	$313,094,405	$(3,074)	$(165)	6,493,070	$6,495,018	$470,253
State Street Navigator Securities Lending Portfolio II	183,073,093	183,073,093	902,406,512	926,780,627	—	—	158,698,978	158,698,978	1,142,096
Total		$240,687,857	$1,164,384,410	$1,239,875,032	$(3,074)	$(165)		$165,193,996	$1,612,349
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 97.4%
BRAZIL — 4.5%
Brazil Government International Bonds 10.25%, 1/10/2028	BRL	1,000,000	$205,026
Brazil Letras do Tesouro Nacional:
Series LTN, Zero Coupon, 10/1/2024	BRL	17,000,000	3,236,278
Series LTN, Zero Coupon, 4/1/2025	BRL	65,000,000	11,816,676
Zero Coupon, 7/1/2025	BRL	29,500,000	5,235,636
Zero Coupon, 10/1/2025	BRL	5,000,000	866,026
Series LTN, Zero Coupon, 1/1/2026	BRL	43,000,000	7,266,696
Zero Coupon, 4/1/2026	BRL	5,000,000	824,518
Series LTN, Zero Coupon, 7/1/2026	BRL	72,000,000	11,585,922
Series LTN, Zero Coupon, 7/1/2027	BRL	55,000,000	7,974,860
Zero Coupon, 1/1/2028	BRL	7,800,000	1,069,843
Zero Coupon, 1/1/2030	BRL	5,010,000	552,178
Brazil Notas do Tesouro Nacional:
Series NTNF, 10.00%, 1/1/2025	BRL	29,950,000	5,982,154
Series NTNF, 10.00%, 1/1/2027	BRL	39,875,000	7,931,158
Series NTNF, 10.00%, 1/1/2029	BRL	70,890,000	13,842,319
Series NTNF, 10.00%, 1/1/2031	BRL	26,000,000	4,981,386
Series NTNF, 10.00%, 1/1/2033	BRL	34,300,000	6,499,729
			89,870,405
CHILE — 3.3%
Bonos de la Tesoreria de la Republica en pesos:
2.30%, 10/1/2028 (a)	CLP	1,535,000,000	1,356,143
2.80%, 10/1/2033 (a)	CLP	1,000,000,000	797,270
4.50%, 3/1/2026	CLP	3,915,000,000	3,910,080
4.70%, 9/1/2030 (a)	CLP	7,590,000,000	7,297,867
5.00%, 10/1/2028 (a)	CLP	4,600,000,000	4,558,655
5.00%, 3/1/2035	CLP	8,875,000,000	8,393,406
5.10%, 7/15/2050	CLP	4,970,000,000	4,736,105
5.30%, 11/1/2037 (a)	CLP	8,470,000,000	8,202,671
5.80%, 6/1/2024 (a)	CLP	4,720,000,000	4,804,519
5.80%, 10/1/2034 (a)	CLP	3,250,000,000	3,306,001
6.00%, 4/1/2033 (a)	CLP	3,650,000,000	3,770,373
Security Description		Principal Amount	Value
Series 30YR, 6.00%, 1/1/2043	CLP	9,095,000,000	$9,627,083
7.00%, 5/1/2034 (a)	CLP	4,100,000,000	4,552,396
			65,312,569
CHINA — 12.2%
China Development Bank:
Series 1518, 3.74%, 9/10/2025	CNY	2,000,000	283,122
Series 1605, 3.80%, 1/25/2036	CNY	6,500,000	1,009,746
Series 1510, 4.21%, 4/13/2025	CNY	9,000,000	1,273,241
Series 1805, 4.88%, 2/9/2028	CNY	3,000,000	453,772
China Government Bonds:
1.99%, 4/9/2025	CNY	28,000,000	3,879,049
2.00%, 6/15/2025	CNY	25,000,000	3,462,753
2.04%, 2/25/2027	CNY	13,000,000	1,796,648
2.18%, 8/25/2025	CNY	25,000,000	3,469,814
2.18%, 8/15/2026	CNY	34,000,000	4,713,989
2.22%, 9/25/2025	CNY	10,000,000	1,389,097
2.24%, 5/25/2025	CNY	20,000,000	2,777,961
2.28%, 11/25/2025	CNY	27,000,000	3,753,288
2.28%, 3/25/2031	CNY	10,000,000	1,379,958
2.30%, 5/15/2026	CNY	20,000,000	2,781,700
2.33%, 12/15/2025	CNY	20,000,000	2,783,914
2.35%, 2/25/2034	CNY	10,000,000	1,391,095
2.37%, 1/20/2027	CNY	18,500,000	2,576,865
2.37%, 1/15/2029	CNY	10,000,000	1,392,724
2.39%, 11/15/2026	CNY	20,000,000	2,788,160
2.40%, 7/15/2028	CNY	15,000,000	2,086,825
2.44%, 10/15/2027	CNY	15,000,000	2,089,817
2.46%, 2/15/2026	CNY	40,000,000	5,576,805
2.48%, 4/15/2027	CNY	20,000,000	2,794,686
2.48%, 9/25/2028	CNY	15,000,000	2,093,161
Series 2216, 2.50%, 7/25/2027	CNY	19,000,000	2,653,158
2.52%, 8/25/2033	CNY	26,000,000	3,627,308
2.54%, 12/25/2030	CNY	20,000,000	2,796,377
2.55%, 10/15/2028	CNY	15,000,000	2,102,281
2.60%, 9/15/2030	CNY	5,000,000	700,845
2.60%, 9/1/2032	CNY	20,000,000	2,803,010
2.62%, 4/15/2028	CNY	21,000,000	2,945,768
2.62%, 9/25/2029	CNY	20,000,000	2,806,941
2.62%, 6/25/2030	CNY	25,000,000	3,508,153
2.64%, 1/15/2028	CNY	21,000,000	2,945,809
2.67%, 5/25/2033	CNY	20,000,000	2,824,288
2.67%, 11/25/2033	CNY	20,000,000	2,842,117
2.68%, 5/21/2030	CNY	31,000,000	4,363,319
2.69%, 8/12/2026	CNY	29,920,000	4,197,574
2.69%, 8/15/2032	CNY	30,000,000	4,232,173
2.75%, 6/15/2029	CNY	24,000,000	3,392,408
2.75%, 2/17/2032	CNY	23,000,000	3,256,888

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description		Principal Amount	Value
2.76%, 5/15/2032	CNY	15,000,000	$2,126,126
2.79%, 12/15/2029	CNY	20,000,000	2,833,364
2.80%, 3/24/2029	CNY	20,000,000	2,833,639
2.80%, 3/25/2030	CNY	23,000,000	3,258,801
2.80%, 11/15/2032	CNY	15,000,000	2,135,091
2.85%, 6/4/2027	CNY	30,000,000	4,239,277
2.88%, 2/25/2033	CNY	23,000,000	3,297,901
2.89%, 11/18/2031	CNY	20,500,000	2,930,870
Series 1610, 2.90%, 5/5/2026	CNY	10,000,000	1,408,553
2.91%, 10/14/2028	CNY	30,000,000	4,268,957
3.00%, 10/15/2053	CNY	5,000,000	762,721
3.01%, 5/13/2028	CNY	28,000,000	3,992,682
3.02%, 10/22/2025	CNY	34,000,000	4,784,582
3.02%, 5/27/2031	CNY	36,000,000	5,189,482
3.03%, 3/11/2026	CNY	37,000,000	5,225,623
Series 1916, 3.12%, 12/5/2026	CNY	27,600,000	3,924,380
3.12%, 10/25/2052	CNY	15,000,000	2,268,243
Series 1915, 3.13%, 11/21/2029	CNY	28,000,000	4,044,717
3.19%, 4/15/2053	CNY	8,000,000	1,257,761
Series 1828, 3.22%, 12/6/2025	CNY	7,790,000	1,101,261
Series 1907, 3.25%, 6/6/2026	CNY	29,800,000	4,238,635
Series 1827, 3.25%, 11/22/2028	CNY	10,000,000	1,448,352
3.27%, 11/19/2030	CNY	37,000,000	5,418,144
Series 1619, 3.27%, 8/22/2046	CNY	10,000,000	1,525,774
3.27%, 3/25/2073	CNY	5,000,000	798,408
3.28%, 12/3/2027	CNY	25,400,000	3,659,614
Series 1906, 3.29%, 5/23/2029	CNY	24,600,000	3,578,889
3.32%, 4/15/2052	CNY	10,000,000	1,565,831
3.39%, 3/16/2050	CNY	19,000,000	2,981,873
3.40%, 7/15/2072	CNY	10,000,000	1,639,904
Series 1626, 3.48%, 11/21/2066	CNY	6,700,000	1,107,052
Series 1710, 3.52%, 5/4/2027	CNY	5,000,000	724,672
Series 1608, 3.52%, 4/25/2046	CNY	11,000,000	1,744,390
3.53%, 10/18/2051	CNY	10,000,000	1,617,694
Series 1819, 3.54%, 8/16/2028	CNY	10,000,000	1,468,277
3.72%, 4/12/2051	CNY	14,000,000	2,327,990
3.73%, 5/25/2070	CNY	25,000,000	4,389,214
Series 1521, 3.74%, 9/22/2035	CNY	7,800,000	1,227,699
Series 1525, 3.74%, 10/20/2045	CNY	8,000,000	1,331,485
3.76%, 3/22/2071	CNY	21,000,000	3,717,755
Series 1705, 3.77%, 2/20/2047	CNY	8,000,000	1,317,301
Security Description		Principal Amount	Value
3.81%, 9/14/2050	CNY	24,000,000	$4,036,995
Series 1910, 3.86%, 7/22/2049	CNY	20,000,000	3,372,960
Series 1023, 3.96%, 7/29/2040	CNY	8,000,000	1,307,409
Series 1817, 3.97%, 7/23/2048	CNY	10,000,000	1,710,060
Series 1908, 4.00%, 6/24/2069	CNY	9,000,000	1,663,311
Series 1715, 4.05%, 7/24/2047	CNY	10,000,000	1,719,159
Series 1003, 4.08%, 3/1/2040	CNY	5,000,000	831,133
Series 1824, 4.08%, 10/22/2048	CNY	19,300,000	3,354,738
Series 1508, 4.09%, 4/27/2035	CNY	1,000,000	163,129
Series 1806, 4.22%, 3/19/2048	CNY	8,000,000	1,418,594
Series 1722, 4.28%, 10/23/2047	CNY	3,250,000	578,914
Series 1116, 4.50%, 6/23/2041	CNY	11,000,000	1,948,483
Series 1417, 4.63%, 8/11/2034	CNY	7,000,000	1,171,369
Series 1319, 4.76%, 9/16/2043	CNY	2,000,000	373,114
			243,358,959
COLOMBIA — 4.1%
Colombia Government International Bonds 9.85%, 6/28/2027	COP	115,000,000	28,834
Colombia TES:
Series B, 5.75%, 11/3/2027	COP	15,750,000,000	3,642,005
Series B, 6.00%, 4/28/2028	COP	34,041,000,000	7,830,942
Series B, 6.25%, 11/26/2025	COP	10,875,000,000	2,734,394
Series B, 6.25%, 7/9/2036	COP	5,300,000,000	981,253
Series B, 7.00%, 3/26/2031	COP	47,350,000,000	10,546,171
Series B, 7.00%, 6/30/2032	COP	34,364,000,000	7,429,711
Series B, 7.25%, 10/18/2034	COP	26,825,000,000	5,651,776
Series B, 7.25%, 10/26/2050	COP	28,600,000,000	5,210,945
Series B, 7.50%, 8/26/2026	COP	49,202,000,000	12,283,957
Series B, 7.75%, 9/18/2030	COP	17,800,000,000	4,199,963
Series B, 9.25%, 5/28/2042	COP	41,400,000,000	9,458,233

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description		Principal Amount	Value
Series B, 13.25%, 2/9/2033	COP	35,800,000,000	$10,894,936
			80,893,120
CZECH REPUBLIC — 4.5%
Czech Republic Government Bonds:
Series 135, Zero Coupon, 12/12/2024	CZK	25,000,000	1,032,119
Series 130, 0.05%, 11/29/2029	CZK	71,750,000	2,491,867
Series 100, 0.25%, 2/10/2027	CZK	116,930,000	4,526,114
Series 94, 0.95%, 5/15/2030	CZK	199,280,000	7,199,036
Series 95, 1.00%, 6/26/2026	CZK	124,530,000	4,988,391
Series 121, 1.20%, 3/13/2031	CZK	198,370,000	7,128,035
Series 120, 1.25%, 2/14/2025	CZK	140,390,000	5,830,865
Series 125, 1.50%, 4/24/2040	CZK	72,660,000	2,181,693
Series 138, 1.75%, 6/23/2032	CZK	99,140,000	3,595,429
Series 142, 1.95%, 7/30/2037	CZK	45,600,000	1,532,789
Series 103, 2.00%, 10/13/2033	CZK	169,350,000	6,138,060
Series 89, 2.40%, 9/17/2025	CZK	91,200,000	3,812,536
Series 78, 2.50%, 8/25/2028	CZK	204,700,000	8,310,227
Series 105, 2.75%, 7/23/2029	CZK	154,350,000	6,274,865
Series 145, 3.50%, 5/30/2035	CZK	48,000,000	1,955,837
Series 49, 4.20%, 12/4/2036	CZK	92,180,000	4,013,509
Series 154, 4.50%, 11/11/2032	CZK	105,000,000	4,662,282
Series 53, 4.85%, 11/26/2057	CZK	22,300,000	1,059,614
Series 11Y, 4.90%, 4/14/2034	CZK	72,000,000	3,306,163
Series 150, 5.00%, 9/30/2030	CZK	90,200,000	4,109,912
Series 149, 5.50%, 12/12/2028	CZK	51,000,000	2,341,308
Series 153, 5.75%, 3/29/2029	CZK	27,900,000	1,296,878
Series 152, 6.20%, 6/16/2031	CZK	15,000,000	735,553
			88,523,082
Security Description		Principal Amount	Value
HUNGARY — 3.6%
Hungary Government Bonds:
Series 26/E, 1.50%, 4/22/2026	HUF	1,443,380,000	$3,571,515
Series 26/F, 1.50%, 8/26/2026	HUF	1,851,000,000	4,502,205
Series 29/A, 2.00%, 5/23/2029	HUF	608,020,000	1,331,601
Series 33/A, 2.25%, 4/20/2033 (b)	HUF	1,523,070,000	2,935,083
Series 34/A, 2.25%, 6/22/2034	HUF	815,900,000	1,515,986
Series 24/C, 2.50%, 10/24/2024	HUF	1,726,200,000	4,614,993
Series 26/D, 2.75%, 12/22/2026	HUF	2,403,600,000	5,944,679
Series 27/A, 3.00%, 10/27/2027 (b)	HUF	1,328,170,000	3,220,918
Series 30/A, 3.00%, 8/21/2030 (b)	HUF	2,877,500,000	6,388,401
Series 38/A, 3.00%, 10/27/2038 (b)	HUF	2,378,160,000	4,312,346
Series 41/A, 3.00%, 4/25/2041	HUF	671,300,000	1,153,729
Series 31/A, 3.25%, 10/22/2031 (b)	HUF	1,749,870,000	3,826,817
Series 28/B, 4.50%, 3/23/2028	HUF	1,092,400,000	2,759,774
4.50%, 5/27/2032	HUF	940,000,000	2,217,497
Series 32/A, 4.75%, 11/24/2032	HUF	2,287,700,000	5,470,290
Series 25/B, 5.50%, 6/24/2025	HUF	1,567,820,000	4,239,517
Series 28/A, 6.75%, 10/22/2028	HUF	3,241,700,000	8,874,035
Series 35/A, 7.00%, 10/24/2035 (b)	HUF	520,000,000	1,451,460
Series 26/H, 9.50%, 10/21/2026	HUF	1,230,000,000	3,572,089
			71,902,935
INDONESIA — 7.2%
Indonesia Treasury Bonds:
Series FR90, 5.13%, 4/15/2027	IDR	78,000,000,000	4,739,330
Series FR86, 5.50%, 4/15/2026	IDR	80,900,000,000	5,017,637
Series FR64, 6.13%, 5/15/2028	IDR	73,750,000,000	4,577,245
Series FR88, 6.25%, 6/15/2036	IDR	30,000,000,000	1,817,925
Series FR95, 6.38%, 8/15/2028	IDR	50,000,000,000	3,132,230
Series FR91, 6.38%, 4/15/2032	IDR	90,000,000,000	5,565,184

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description		Principal Amount	Value
Series FR93, 6.38%, 7/15/2037	IDR	15,000,000,000	$928,190
Series FR62, 6.38%, 4/15/2042	IDR	1,700,000,000	102,968
Series FR81, 6.50%, 6/15/2025	IDR	50,000,000,000	3,158,310
Series FR87, 6.50%, 2/15/2031	IDR	113,700,000,000	7,106,125
Series FR65, 6.63%, 5/15/2033	IDR	60,000,000,000	3,773,775
Series 100, 6.63%, 2/15/2034	IDR	20,000,000,000	1,248,540
Series 101, 6.88%, 4/15/2029	IDR	10,000,000,000	636,840
Series FR89, 6.88%, 8/15/2051	IDR	30,000,000,000	1,875,307
6.88%, 7/15/2054	IDR	15,000,000,000	933,884
Series FR59, 7.00%, 5/15/2027	IDR	68,000,000,000	4,347,196
Series FR82, 7.00%, 9/15/2030	IDR	108,600,000,000	6,981,497
Series FR96, 7.00%, 2/15/2033	IDR	70,000,000,000	4,502,296
Series FR98, 7.13%, 6/15/2038	IDR	10,000,000,000	639,502
Series FR92, 7.13%, 6/15/2042	IDR	70,000,000,000	4,498,631
Series FR97, 7.13%, 6/15/2043	IDR	45,000,000,000	2,875,459
Series FR84, 7.25%, 2/15/2026	IDR	18,000,000,000	1,153,567
Series FR76, 7.38%, 5/15/2048	IDR	41,700,000,000	2,756,066
Series FR74, 7.50%, 8/15/2032	IDR	31,300,000,000	2,074,782
Series FR80, 7.50%, 6/15/2035	IDR	70,600,000,000	4,701,279
Series FR75, 7.50%, 5/15/2038	IDR	46,910,000,000	3,126,890
Series FR83, 7.50%, 4/15/2040	IDR	78,500,000,000	5,220,015
Series FR78, 8.25%, 5/15/2029	IDR	72,150,000,000	4,872,116
Series FR58, 8.25%, 6/15/2032	IDR	3,710,000,000	256,766
Series FR72, 8.25%, 5/15/2036	IDR	47,090,000,000	3,314,685
Series FR56, 8.38%, 9/15/2026	IDR	64,300,000,000	4,227,254
Series FR68, 8.38%, 3/15/2034	IDR	92,700,000,000	6,536,651
Series FR79, 8.38%, 4/15/2039	IDR	46,000,000,000	3,290,443
Series FR73, 8.75%, 5/15/2031	IDR	39,050,000,000	2,746,898
Series FR67, 8.75%, 2/15/2044	IDR	17,050,000,000	1,283,519
Security Description		Principal Amount	Value
Series FR71, 9.00%, 3/15/2029	IDR	55,000,000,000	$3,820,618
Series FR57, 9.50%, 5/15/2041	IDR	1,000,000,000	79,065
Series FR45, 9.75%, 5/15/2037	IDR	1,250,000,000	98,736
Series FR40, 11.00%, 9/15/2025	IDR	24,000,000,000	1,610,763
Perusahaan Penerbit SBSN Indonesia:
Series PBS, 4.88%, 7/15/2026	IDR	47,000,000,000	2,864,407
Series PBS, 5.38%, 8/15/2025	IDR	15,000,000,000	937,398
Series PBS, 5.88%, 7/15/2028	IDR	5,571,000,000	341,814
Series PBS, 6.00%, 1/15/2027	IDR	25,000,000,000	1,550,930
6.10%, 2/15/2037	IDR	2,000,000,000	118,503
Series PBS, 6.13%, 10/15/2025	IDR	33,000,000,000	2,080,537
Series PBS, 6.38%, 3/15/2034	IDR	87,522,000,000	5,347,721
Series PBS, 6.50%, 6/15/2039	IDR	10,000,000,000	612,258
6.63%, 9/15/2029	IDR	10,000,000,000	629,245
6.63%, 7/15/2041	IDR	2,000,000,000	123,651
Series PBS, 6.75%, 6/15/2047	IDR	56,875,000,000	3,526,760
6.88%, 12/15/2049	IDR	1,000,000,000	62,967
Series PBS, 7.75%, 10/15/2046	IDR	23,000,000,000	1,592,856
Series PBS, 8.88%, 11/15/2031	IDR	64,200,000,000	4,552,040
			143,969,271
ISRAEL — 4.2%
Israel Government Bonds - Fixed:
Series 0425, 0.50%, 4/30/2025	ILS	23,300,000	6,094,967
Series 0226, 0.50%, 2/27/2026	ILS	31,000,000	7,915,632
Series 0330, 1.00%, 3/31/2030	ILS	40,850,000	9,295,558
Series 0432, 1.30%, 4/30/2032	ILS	36,000,000	7,829,585
Series 0537, 1.50%, 5/31/2037	ILS	26,600,000	5,041,983
Series 0825, 1.75%, 8/31/2025	ILS	29,135,000	7,703,137
Series 0327, 2.00%, 3/31/2027	ILS	28,250,000	7,275,510
Series 0928, 2.25%, 9/28/2028	ILS	32,836,000	8,293,920
Series 1152, 2.80%, 11/29/2052	ILS	15,500,000	2,867,119

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description		Principal Amount	Value
Series 0229, 3.75%, 2/28/2029	ILS	15,630,000	$4,201,600
Series 0347, 3.75%, 3/31/2047	ILS	28,712,000	6,676,286
Series 0335, 4.00%, 3/30/2035	ILS	4,500,000	1,180,817
Series 0142, 5.50%, 1/31/2042	ILS	22,310,000	6,669,799
Series 1026, 6.25%, 10/30/2026	ILS	10,025,000	2,884,736
			83,930,649
MALAYSIA — 6.4%
Malaysia Government Bonds:
Series 0220, 2.63%, 4/15/2031	MYR	6,720,000	1,319,380
Series 0307, 3.50%, 5/31/2027	MYR	11,470,000	2,423,119
Series 0223, 3.52%, 4/20/2028	MYR	20,480,000	4,313,046
Series 0122, 3.58%, 7/15/2032	MYR	10,080,000	2,089,420
Series 0513, 3.73%, 6/15/2028	MYR	5,390,000	1,145,066
Series 0519, 3.76%, 5/22/2040	MYR	7,650,000	1,569,934
Series 0419, 3.83%, 7/5/2034	MYR	6,110,000	1,286,381
Series 0413, 3.84%, 4/15/2033	MYR	7,860,000	1,659,931
Series 0212, 3.89%, 3/15/2027	MYR	600,000	128,334
Series 0219, 3.89%, 8/15/2029	MYR	11,805,000	2,521,196
Series 0316, 3.90%, 11/30/2026	MYR	8,605,000	1,841,457
Series 0417, 3.90%, 11/16/2027	MYR	5,770,000	1,234,658
Series 0119, 3.91%, 7/15/2026	MYR	24,540,000	5,238,560
Series 0115, 3.96%, 9/15/2025	MYR	8,912,000	1,899,229
Series 0120, 4.07%, 6/15/2050	MYR	10,440,000	2,162,102
Series 0412, 4.13%, 4/15/2032	MYR	800,000	172,158
Series 0415, 4.25%, 5/31/2035	MYR	8,170,000	1,777,909
Series 0123, 4.46%, 3/31/2053	MYR	9,980,000	2,197,160
Series 0322, 4.50%, 4/30/2029	MYR	7,300,000	1,602,860
Series 0310, 4.50%, 4/15/2030	MYR	26,000,000	5,713,233
Series 0318, 4.64%, 11/7/2033	MYR	25,910,000	5,810,508
Security Description		Principal Amount	Value
Series 0222, 4.70%, 10/15/2042	MYR	14,440,000	$3,291,637
Series 0216, 4.74%, 3/15/2046	MYR	9,075,000	2,109,940
Series 0317, 4.76%, 4/7/2037	MYR	15,375,000	3,504,693
4.84%, 7/15/2025	MYR	170,000	36,591
Series 0418, 4.89%, 6/8/2038	MYR	22,870,000	5,298,370
Series 0518, 4.92%, 7/6/2048	MYR	9,860,000	2,320,506
Series 0713, 4.94%, 9/30/2043	MYR	5,000,000	1,185,601
Malaysia Government Investment Issue:
Series 0120, 3.42%, 9/30/2027	MYR	9,180,000	1,934,632
Series 0121, 3.45%, 7/15/2036	MYR	13,160,000	2,653,079
Series 0220, 3.47%, 10/15/2030	MYR	10,460,000	2,172,508
Series 123, 3.60%, 7/31/2028	MYR	22,660,000	4,785,395
Series 0319, 3.73%, 3/31/2026	MYR	10,800,000	2,295,637
Series 0415, 3.99%, 10/15/2025	MYR	11,420,000	2,435,317
Series 0316, 4.07%, 9/30/2026	MYR	29,365,000	6,297,078
Series 0619, 4.12%, 11/30/2034	MYR	5,000,000	1,079,172
Series 0118, 4.13%, 8/15/2025	MYR	5,000,000	1,067,386
Series 0119, 4.13%, 7/9/2029	MYR	8,500,000	1,835,955
Series 0122, 4.19%, 10/7/2032	MYR	11,000,000	2,381,510
Series 0315, 4.25%, 9/30/2030	MYR	17,000,000	3,693,481
Series 0117, 4.26%, 7/26/2027	MYR	11,480,000	2,484,803
Series 0223, 4.29%, 8/14/2043	MYR	16,580,000	3,587,038
Series 0218, 4.37%, 10/31/2028	MYR	14,500,000	3,160,863
Series 0221, 4.42%, 9/30/2041	MYR	9,280,000	2,055,310
Series 0219, 4.47%, 9/15/2039	MYR	8,800,000	1,967,435
Series 0513, 4.58%, 8/30/2033	MYR	18,400,000	4,104,133
Series 0519, 4.64%, 11/15/2049	MYR	10,000,000	2,246,791
Series 0322, 4.66%, 3/31/2038	MYR	10,940,000	2,487,087
Series 0617, 4.72%, 6/15/2033	MYR	5,200,000	1,171,078

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description		Principal Amount	Value
Series 0517, 4.76%, 8/4/2037	MYR	3,300,000	$754,976
Series 0615, 4.79%, 10/31/2035	MYR	810,000	185,181
Series 0417, 4.90%, 5/8/2047	MYR	1,750,000	408,560
Series 0222, 5.36%, 5/15/2052	MYR	16,000,000	3,974,196
			127,071,580
MEXICO — 6.4%
Mexico Bonos:
Series M, 5.50%, 3/4/2027	MXN	155,909,300	8,428,815
Series M, 5.75%, 3/5/2026	MXN	193,557,200	10,769,241
Series M, 7.00%, 9/3/2026	MXN	150,000,000	8,469,686
Series M 20, 7.50%, 6/3/2027	MXN	267,660,700	15,217,567
Series M, 7.50%, 5/26/2033	MXN	146,760,000	7,858,515
Series M, 7.75%, 5/29/2031	MXN	232,716,800	12,864,440
Series M, 7.75%, 11/23/2034	MXN	28,508,100	1,533,512
Series M, 7.75%, 11/13/2042	MXN	208,089,600	10,627,602
Series MS, 8.00%, 5/24/2035	MXN	40,000,000	2,184,463
Series M, 8.00%, 11/7/2047	MXN	125,950,800	6,529,126
Series M, 8.00%, 7/31/2053	MXN	140,000,000	7,198,544
Series M, 8.50%, 3/1/2029	MXN	98,000,000	5,707,044
Series M 20, 8.50%, 5/31/2029	MXN	71,446,300	4,157,934
Series M 30, 8.50%, 11/18/2038	MXN	145,030,000	8,105,556
Series M 30, 10.00%, 11/20/2036	MXN	34,180,000	2,163,868
Mexico Cetes:
Series BI, Zero Coupon, 1/23/2025	MXN	19,000,000	1,048,923
Zero Coupon, 3/20/2025	MXN	30,000,000	1,630,156
Series BI, Zero Coupon, 7/10/2025	MXN	75,500,000	3,980,960
Series BI, Zero Coupon, 9/4/2025	MXN	40,000,000	2,075,602
Series BI, Zero Coupon, 10/30/2025	MXN	30,000,000	1,531,978
Series BI, Zero Coupon, 12/24/2025	MXN	40,000,000	2,010,788
Security Description		Principal Amount	Value
Zero Coupon, 2/19/2026	MXN	60,000,000	$2,989,216
			127,083,536
PERU — 3.5%
Peru Government Bonds:
5.35%, 8/12/2040	PEN	5,500,000	1,184,984
5.40%, 8/12/2034	PEN	17,000,000	3,930,529
5.70%, 8/12/2024	PEN	5,700,000	1,532,628
5.94%, 2/12/2029	PEN	20,725,000	5,537,602
6.15%, 8/12/2032	PEN	38,357,000	9,680,464
6.35%, 8/12/2028	PEN	38,400,000	10,567,983
6.71%, 2/12/2055	PEN	3,500,000	873,389
6.85%, 2/12/2042	PEN	12,700,000	3,241,618
6.90%, 8/12/2037	PEN	54,775,000	13,971,399
6.95%, 8/12/2031	PEN	37,720,000	10,183,457
7.30%, 8/12/2033 (a)	PEN	31,750,000	8,567,050
Peru Government International Bonds 6.71%, 2/12/2055	PEN	475,000	118,531
			69,389,634
PHILIPPINES — 4.5%
Philippines Government Bonds:
Series 1065, 2.88%, 7/9/2030	PHP	153,500,000	2,253,107
Series 5-77, 3.38%, 4/8/2026	PHP	270,000,000	4,562,112
Series R105, 3.50%, 9/20/2026	PHP	22,000,000	368,069
Series 1060, 3.63%, 9/9/2025	PHP	82,000,000	1,408,842
Series 7-64, 3.63%, 4/22/2028	PHP	120,000,000	1,937,570
Series 2020, 3.63%, 3/21/2033	PHP	43,150,000	630,270
Series 7-65, 3.75%, 8/12/2028	PHP	460,000,000	7,413,575
Series 1066, 4.00%, 7/22/2031	PHP	227,000,000	3,500,601
Series 5-76, 4.25%, 10/17/2024	PHP	50,000,000	881,372
Series 3-27, 4.25%, 4/7/2025	PHP	185,000,000	3,232,085
Series 2511, 4.63%, 9/9/2040	PHP	156,500,000	2,314,069
Series 1061, 4.75%, 5/4/2027	PHP	276,950,000	4,734,971
Series 1067, 4.88%, 1/20/2032	PHP	380,000,000	6,172,187
Series 2024, 5.13%, 7/15/2041	PHP	20,000,000	312,443
Series 3-01, 5.25%, 2/4/2026	PHP	30,000,000	525,825
Series 2021, 5.25%, 5/18/2037	PHP	48,800,000	788,332

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description		Principal Amount	Value
5.75%, 4/12/2025	PHP	114,500,000	$2,029,710
Series 7-69, 6.00%, 4/27/2030	PHP	50,000,000	876,597
Series R251, 6.13%, 10/24/2037	PHP	67,000,000	1,173,734
6.25%, 2/14/2026	PHP	105,000,000	1,870,924
Series 1063, 6.25%, 3/22/2028	PHP	127,700,000	2,273,636
6.25%, 1/25/2034	PHP	30,000,000	533,607
6.25%, 2/28/2044	PHP	30,000,000	530,623
Series 0770, 6.38%, 7/27/2030	PHP	150,000,000	2,680,226
6.50%, 5/19/2029	PHP	77,000,000	1,384,077
Series 2022, 6.50%, 2/22/2038	PHP	40,000,000	723,938
Series 1071, 6.63%, 8/17/2033	PHP	250,000,000	4,557,874
Series 1069, 6.75%, 9/15/2032	PHP	380,000,000	6,977,330
Series 2023, 6.75%, 1/24/2039	PHP	102,700,000	1,908,691
Series 1064, 6.88%, 1/10/2029	PHP	293,000,000	5,341,009
Series 7-68, 7.00%, 10/13/2029	PHP	50,000,000	919,836
Series 2017, 8.00%, 7/19/2031	PHP	274,237,338	5,349,012
Series 25-7, 8.00%, 9/30/2035	PHP	108,000,000	2,189,321
Series 25-8, 8.13%, 12/16/2035	PHP	198,800,000	4,064,522
8.13%, 11/24/2042	PHP	95,000,000	2,026,360
Series 25-6, 9.25%, 11/5/2034	PHP	30,000,000	655,225
Philippines Government International Bonds 6.25%, 1/14/2036	PHP	20,000,000	335,084
			89,436,766
POLAND — 4.5%
Republic of Poland Government Bonds:
Series 1026, 0.25%, 10/25/2026	PLN	33,173,000	7,358,412
Series 0425, 0.75%, 4/25/2025	PLN	9,900,000	2,371,879
Series 1030, 1.25%, 10/25/2030	PLN	5,830,000	1,139,225
Series 0432, 1.75%, 4/25/2032	PLN	59,700,000	11,473,509
Series 0726, 2.50%, 7/25/2026	PLN	41,618,000	9,849,933
Series 0727, 2.50%, 7/25/2027	PLN	21,440,000	4,947,531
Series 0428, 2.75%, 4/25/2028	PLN	49,770,000	11,376,353
Series 1029, 2.75%, 10/25/2029	PLN	17,200,000	3,801,507
Security Description		Principal Amount	Value
Series 0725, 3.25%, 7/25/2025	PLN	22,000,000	$5,383,210
Series 0527, 3.75%, 5/25/2027	PLN	41,625,000	10,010,250
Series 0447, 4.00%, 4/25/2047	PLN	400,000	80,446
Series 0429, 5.75%, 4/25/2029	PLN	29,550,000	7,538,690
Series 1033, 6.00%, 10/25/2033 (b)	PLN	25,110,000	6,549,499
Series 728, 7.50%, 7/25/2028	PLN	26,040,000	7,070,486
			88,950,930
ROMANIA — 3.9%
Romania Government Bonds:
Series 7Y, 2.50%, 10/25/2027	RON	21,100,000	4,058,073
Series 5Y, 3.25%, 6/24/2026	RON	26,450,000	5,426,275
Series 4Y, 3.50%, 11/25/2025	RON	13,600,000	2,845,924
Series 5Y, 3.65%, 7/28/2025	RON	16,100,000	3,393,561
Series 15Y, 3.65%, 9/24/2031 (b)	RON	12,300,000	2,234,711
Series 8Y, 4.15%, 1/26/2028	RON	15,750,000	3,182,205
Series 10YR, 4.15%, 10/24/2030	RON	20,930,000	4,006,129
Series 5Y, 4.25%, 4/28/2036	RON	16,600,000	2,913,689
Series 10Y, 4.75%, 2/24/2025	RON	3,025,000	649,771
Series 15Y, 4.75%, 10/11/2034	RON	30,610,000	5,745,058
Series 7Y, 4.85%, 4/22/2026	RON	15,725,000	3,345,955
Series 8Y, 4.85%, 7/25/2029	RON	14,500,000	2,939,577
Series 10Y, 5.00%, 2/12/2029	RON	22,185,000	4,558,050
Series 15YR, 5.80%, 7/26/2027	RON	17,810,000	3,824,030
6.30%, 4/25/2029	RON	8,000,000	1,734,528
Series 10Y, 6.70%, 2/25/2032	RON	18,900,000	4,143,917
Series 11Y, 7.10%, 7/31/2034	RON	5,000,000	1,120,845
Series 4Y, 7.20%, 5/31/2027	RON	6,000,000	1,339,271
Series 10Y, 7.20%, 10/30/2033	RON	5,000,000	1,129,553
Series 8Y, 7.35%, 4/28/2031	RON	7,500,000	1,708,870
Series 15Y, 7.90%, 2/24/2038	RON	12,200,000	2,945,052

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description		Principal Amount	Value
Series 7Y, 8.00%, 4/29/2030	RON	19,000,000	$4,449,889
Series 10Y, 8.25%, 9/29/2032	RON	15,600,000	3,745,803
8.75%, 10/30/2028	RON	21,700,000	5,169,770
			76,610,506
SOUTH AFRICA — 4.5%
Republic of South Africa Government Bonds:
Series R209, 6.25%, 3/31/2036	ZAR	13,241,000	434,788
Series R214, 6.50%, 2/28/2041 (b)	ZAR	8,330,000	251,005
Series R213, 7.00%, 2/28/2031	ZAR	144,667,000	6,152,239
Series 2030, 8.00%, 1/31/2030	ZAR	253,125,000	11,868,754
Series 2032, 8.25%, 3/31/2032	ZAR	225,877,000	9,949,383
Series 2037, 8.50%, 1/31/2037	ZAR	216,727,000	8,437,317
Series 2044, 8.75%, 1/31/2044	ZAR	245,256,000	9,058,396
Series 2048, 8.75%, 2/28/2048	ZAR	256,885,000	9,367,171
Series 2035, 8.88%, 2/28/2035	ZAR	250,125,000	10,530,049
Series 2040, 9.00%, 1/31/2040	ZAR	220,590,000	8,592,366
Series R186, 10.50%, 12/21/2026	ZAR	235,980,000	12,785,820
Series 2053, 11.63%, 3/31/2053	ZAR	30,000,000	1,426,049
			88,853,337
SOUTH KOREA — 12.4%
Korea Treasury Bonds:
Series 2509, 1.13%, 9/10/2025	KRW	8,000,000,000	5,755,360
Series 3909, 1.13%, 9/10/2039	KRW	5,450,000,000	2,954,182
Series 2603, 1.25%, 3/10/2026	KRW	7,300,000,000	5,208,398
Series 2912, 1.38%, 12/10/2029	KRW	10,000,000,000	6,672,971
Series 3006, 1.38%, 6/10/2030	KRW	10,000,000,000	6,611,077
Series 01500-2612, 1.50%, 12/10/2026	KRW	4,344,000,000	3,076,325
Series 3012, 1.50%, 12/10/2030	KRW	9,500,000,000	6,274,876
Series 3609, 1.50%, 9/10/2036	KRW	6,003,000,000	3,608,647
Series 4009, 1.50%, 9/10/2040	KRW	6,000,000,000	3,404,004
Series 5003, 1.50%, 3/10/2050	KRW	16,730,000,000	8,516,766
Security Description		Principal Amount	Value
Series 7009, 1.63%, 9/10/2070	KRW	7,050,000,000	$3,177,680
Series 2609, 1.75%, 9/10/2026	KRW	7,200,000,000	5,152,049
Series 2606, 1.88%, 6/10/2026	KRW	3,959,000,000	2,850,318
Series 2906, 1.88%, 6/10/2029	KRW	7,280,000,000	5,031,530
Series 4109, 1.88%, 9/10/2041	KRW	5,000,000,000	2,980,414
Series 5103, 1.88%, 3/10/2051	KRW	18,500,000,000	10,246,630
Series 3106, 2.00%, 6/10/2031	KRW	9,500,000,000	6,444,719
Series 02000-4603, 2.00%, 3/10/2046	KRW	1,370,000,000	804,483
Series 4903, 2.00%, 3/10/2049	KRW	10,835,000,000	6,246,699
Series 2706, 2.13%, 6/10/2027	KRW	6,282,000,000	4,498,718
Series 4703, 2.13%, 3/10/2047	KRW	5,812,000,000	3,476,989
Series 2506, 2.25%, 6/10/2025	KRW	30,000,000	21,990
Series 3709, 2.25%, 9/10/2037	KRW	3,570,000,000	2,327,663
Series 2703, 2.38%, 3/10/2027	KRW	7,000,000,000	5,063,666
Series 2712, 2.38%, 12/10/2027	KRW	5,600,000,000	4,023,347
Series 2812, 2.38%, 12/10/2028	KRW	1,839,000,000	1,309,270
Series 3112, 2.38%, 12/10/2031	KRW	7,500,000,000	5,197,060
Series 3809, 2.38%, 9/10/2038	KRW	4,409,000,000	2,898,537
Series 5203, 2.50%, 3/10/2052	KRW	11,500,000,000	7,302,280
Series 2806, 2.63%, 6/10/2028	KRW	2,000,000,000	1,444,835
Series 3509, 2.63%, 9/10/2035	KRW	870,000,000	599,513
Series 4803, 2.63%, 3/10/2048	KRW	6,754,000,000	4,430,878
Series 4412, 2.75%, 12/10/2044	KRW	5,000,000,000	3,373,747
Series 4212, 3.00%, 12/10/2042	KRW	6,265,000,000	4,409,175
Series 2506, 3.13%, 6/10/2025	KRW	7,000,000,000	5,184,005
Series 2606, 3.13%, 6/10/2026	KRW	7,500,000,000	5,546,132
Series 2709, 3.13%, 9/10/2027	KRW	5,000,000,000	3,690,562
Series 5209, 3.13%, 9/10/2052	KRW	6,000,000,000	4,318,195
3.25%, 3/10/2026	KRW	4,000,000,000	2,965,620

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description		Principal Amount	Value
Series 2803, 3.25%, 3/10/2028	KRW	10,000,000,000	$7,407,048
3.25%, 3/10/2029	KRW	2,000,000,000	1,479,538
Series 3306, 3.25%, 6/10/2033	KRW	8,000,000,000	5,877,369
Series 4209, 3.25%, 9/10/2042	KRW	7,000,000,000	5,106,263
Series 5303, 3.25%, 3/10/2053	KRW	12,000,000,000	8,848,112
Series 5403, 3.25%, 3/10/2054	KRW	4,200,000,000	3,101,975
Series 3206, 3.38%, 6/10/2032	KRW	8,000,000,000	5,941,113
Series 2809, 3.50%, 9/10/2028	KRW	7,000,000,000	5,235,079
Series 7209, 3.50%, 9/10/2072	KRW	2,500,000,000	1,955,909
Series 2509, 3.63%, 9/10/2025	KRW	3,500,000,000	2,609,074
Series 5309, 3.63%, 9/10/2053	KRW	8,800,000,000	6,954,322
Series 2612, 3.88%, 12/10/2026	KRW	6,600,000,000	4,973,289
Series 4309, 3.88%, 9/10/2043	KRW	5,800,000,000	4,610,374
Series 3112, 4.00%, 12/10/2031	KRW	395,000,000	305,802
Series 3312, 4.13%, 12/10/2033	KRW	6,000,000,000	4,723,606
Series 2512, 4.25%, 12/10/2025	KRW	7,000,000,000	5,275,233
Series 3212, 4.25%, 12/10/2032	KRW	6,000,000,000	4,745,586
			246,249,002
THAILAND — 4.5%
Thailand Government Bonds:
0.95%, 6/17/2025	THB	133,800,000	3,612,985
Series LB, 1.00%, 6/17/2027	THB	140,000,000	3,692,050
1.59%, 12/17/2035	THB	122,000,000	2,992,190
1.60%, 12/17/2029	THB	178,400,000	4,712,848
1.60%, 6/17/2035	THB	97,700,000	2,417,120
1.88%, 6/17/2049	THB	59,000,000	1,248,356
2.00%, 12/17/2031	THB	175,000,000	4,653,473
2.00%, 6/17/2042	THB	69,000,000	1,654,583
2.13%, 12/17/2026	THB	99,380,000	2,719,989
2.25%, 3/17/2027	THB	132,317,000	3,631,338
2.35%, 6/17/2026	THB	134,500,000	3,699,639
2.40%, 3/17/2029	THB	100,000,000	2,756,750
2.50%, 6/17/2071	THB	59,000,000	1,199,035
2.65%, 6/17/2028	THB	61,000,000	1,699,811
Series THAI, 2.75%, 6/17/2052	THB	20,000,000	495,343
2.80%, 6/17/2034	THB	30,000,000	840,378
2.88%, 12/17/2028	THB	97,510,000	2,745,200
Security Description		Principal Amount	Value
2.88%, 6/17/2046	THB	143,955,000	$3,788,827
3.30%, 6/17/2038	THB	31,936,000	929,622
3.35%, 6/17/2033	THB	167,000,000	4,873,010
3.39%, 6/17/2037	THB	200,000,000	5,881,237
3.40%, 6/17/2036	THB	51,940,000	1,529,709
3.45%, 6/17/2043	THB	125,000,000	3,633,201
3.58%, 12/17/2027	THB	4,650,000	133,269
3.60%, 6/17/2067	THB	62,200,000	1,717,161
3.65%, 6/20/2031	THB	86,575,000	2,550,634
3.78%, 6/25/2032	THB	121,120,000	3,632,390
3.80%, 6/14/2041	THB	12,750,000	392,901
3.85%, 12/12/2025	THB	88,882,000	2,503,139
4.00%, 6/17/2066	THB	158,080,000	4,710,289
4.68%, 6/29/2044	THB	78,400,000	2,658,886
4.85%, 6/17/2061	THB	53,195,000	1,833,293
4.88%, 6/22/2029	THB	113,904,000	3,516,150
5.67%, 3/13/2028	THB	10,000,000	309,059
			89,363,865
TURKEY — 3.2%
Turkiye Government Bonds:
9.10%, 2/16/2028	TRY	110,000,000	1,809,544
10.28%, 9/15/2027	TRY	237,735,000	4,188,580
10.40%, 10/13/2032	TRY	255,000,000	4,123,406
10.50%, 8/11/2027	TRY	223,780,000	4,226,310
10.60%, 2/11/2026	TRY	89,224,000	1,754,033
11.00%, 2/24/2027	TRY	21,938,000	409,568
11.70%, 11/13/2030	TRY	43,733,739	828,659
12.40%, 3/8/2028	TRY	219,330,000	4,298,195
12.60%, 10/1/2025	TRY	365,000,000	7,725,450
16.90%, 9/2/2026	TRY	110,100,000	2,385,636
17.30%, 7/19/2028	TRY	255,000,000	6,063,265
17.80%, 7/13/2033	TRY	230,000,000	5,488,378
20.20%, 6/9/2027	TRY	136,500,000	3,284,658
21.50%, 4/28/2032	TRY	73,000,000	1,910,527
26.20%, 10/5/2033	TRY	170,000,000	5,453,063
31.08%, 11/8/2028	TRY	280,400,000	9,065,851
37.00%, 2/18/2026	TRY	20,000,000	584,415
			63,599,538
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $2,055,443,434)			1,934,369,684
Shares
SHORT-TERM INVESTMENTS — 1.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.30% (c) (d)	2,008,104	2,008,104

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	17,263,296	$17,263,296
TOTAL SHORT-TERM INVESTMENTS (Cost $19,271,400)		19,271,400
TOTAL INVESTMENTS — 98.4% (Cost $2,074,714,834)		1,953,641,084
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.6%		32,060,836
NET ASSETS — 100.0%		$1,985,701,920
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.4% of net assets as of March 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at March 31, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

At March 31, 2024, open forward foreign currency exchange contracts were as follows:
Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Standard Chartered Bank	USD3,384,018	KRW4,500,000,000	04/03/2024	$(42,925)
Standard Chartered Bank	KRW4,500,000,000	USD3,438,001	04/03/2024	96,908
Total				$53,983

BRL	Brazilian Real
CLP	Chilean Peso
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israeli New Shekel
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peru Nuevo Sol
PHP	Philippines Peso
PLN	Polish Zloty
RON	Romania New Leu
THB	Thai Baht
TRY	Turkish New Lira
ZAR	South African Rand
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$—	$1,934,369,684	$—	$1,934,369,684
Short-Term Investments	19,271,400	—	—	19,271,400
TOTAL INVESTMENTS	$19,271,400	$1,934,369,684	$—	$1,953,641,084
OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts - Unrealized Appreciation	$—	$96,908	$—	$96,908
Forward Foreign Currency Exchange Contracts - Unrealized Depreciation	—	(42,925)	—	(42,925)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$—	$53,983	$—	$53,983

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	15,698,100	$15,698,100	$27,465,216	$41,155,212	$—	$—	2,008,104	$2,008,104	$48,035
State Street Navigator Securities Lending Portfolio II	21,260,045	21,260,045	7,625,169	11,621,918	—	—	17,263,296	17,263,296	10,674
Total		$36,958,145	$35,090,385	$52,777,130	$—	$—		$19,271,400	$58,709
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.4%
ADVERTISING — 1.0%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028 (a)	$7,548,000	$7,108,178
Clear Channel Outdoor Holdings, Inc.:
5.13%, 8/15/2027 (a) (b)	11,798,000	11,135,660
7.50%, 6/1/2029 (a) (b)	11,009,000	9,106,425
7.75%, 4/15/2028 (a) (b)	8,907,000	7,795,495
7.88%, 4/1/2030 (a)	7,943,000	7,895,104
9.00%, 9/15/2028 (a) (b)	6,190,000	6,447,752
CMG Media Corp. 8.88%, 12/15/2027 (a)	8,885,000	5,839,044
Lamar Media Corp.:
3.63%, 1/15/2031	4,455,000	3,907,570
3.75%, 2/15/2028	5,110,000	4,775,550
4.00%, 2/15/2030	4,741,000	4,305,539
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.25%, 1/15/2029 (a)	4,977,000	4,509,909
4.63%, 3/15/2030 (a) (b)	4,486,000	4,023,987
5.00%, 8/15/2027 (a) (b)	5,242,000	5,046,945
Stagwell Global LLC 5.63%, 8/15/2029 (a)	9,964,000	9,057,276
		90,954,434
AEROSPACE & DEFENSE — 2.6%
AAR Escrow Issuer LLC 6.75%, 3/15/2029 (a)	4,784,000	4,821,267
Bombardier, Inc.:
6.00%, 2/15/2028 (a) (b)	6,739,000	6,630,367
7.13%, 6/15/2026 (a)	9,046,000	9,179,610
7.25%, 7/1/2031 (a)	7,037,000	7,056,915
7.50%, 2/1/2029 (a) (b)	9,369,000	9,644,355
7.88%, 4/15/2027 (a)	697,000	698,067
8.75%, 11/15/2030 (a) (b)	8,704,000	9,302,400
F-Brasile SpA/F-Brasile U.S. LLC Series XR, 7.38%, 8/15/2026 (a) (b)	3,546,000	3,544,830
Moog, Inc. 4.25%, 12/15/2027 (a)	5,831,500	5,492,515
Rolls-Royce PLC 5.75%, 10/15/2027 (a)	9,687,000	9,715,770
Spirit AeroSystems, Inc.:
9.38%, 11/30/2029 (a)	8,283,000	9,034,351
9.75%, 11/15/2030 (a)	11,353,000	12,701,282
TransDigm, Inc.:
4.63%, 1/15/2029	12,039,000	11,175,081
4.88%, 5/1/2029	8,287,000	7,702,435
5.50%, 11/15/2027	23,199,000	22,710,429
6.38%, 3/1/2029 (a)	24,347,000	24,421,502
6.63%, 3/1/2032 (a)	19,435,000	19,634,792
Security Description	Principal Amount	Value
6.75%, 8/15/2028 (a)	$19,283,000	$19,565,689
6.88%, 12/15/2030 (a)	13,552,000	13,823,853
7.13%, 12/1/2031 (a)	9,133,000	9,420,781
Triumph Group, Inc. 9.00%, 3/15/2028 (a)	10,510,000	11,081,113
		227,357,404
AGRICULTURE — 0.2%
Darling Ingredients, Inc.:
5.25%, 4/15/2027 (a)	4,153,000	4,076,252
6.00%, 6/15/2030 (a)	9,370,000	9,289,137
Vector Group Ltd. 5.75%, 2/1/2029 (a)	8,651,000	8,014,373
		21,379,762
AIRLINES — 1.9%
Air Canada 3.88%, 8/15/2026 (a)	11,782,000	11,258,054
Allegiant Travel Co. 7.25%, 8/15/2027 (a) (b)	7,002,000	6,957,887
American Airlines, Inc.:
7.25%, 2/15/2028 (a) (b)	8,640,000	8,769,341
8.50%, 5/15/2029 (a)	10,405,000	10,988,304
American Airlines, Inc./AAdvantage Loyalty IP Ltd.:
5.50%, 4/20/2026 (a)	24,785,396	24,618,838
5.75%, 4/20/2029 (a)	26,344,192	25,914,782
Delta Air Lines, Inc. 7.38%, 1/15/2026	6,572,500	6,775,722
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. 5.75%, 1/20/2026 (a) (b)	11,993,023	11,282,916
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.:
8.00%, 9/20/2025 (a)	4,690,939	3,549,962
8.00%, 9/20/2025 (a) (b)	6,228,360	4,728,945
United Airlines, Inc.:
4.38%, 4/15/2026 (a) (b)	19,244,000	18,610,103
4.63%, 4/15/2029 (a)	17,395,000	16,182,394
VistaJet Malta Finance PLC/Vista Management Holding, Inc.:
6.38%, 2/1/2030 (a) (b)	9,663,000	7,129,844
7.88%, 5/1/2027 (a) (b)	5,109,000	4,326,097
9.50%, 6/1/2028 (a) (b)	5,774,000	4,909,690
		166,002,879
APPAREL — 0.2%
Hanesbrands, Inc. 9.00%, 2/15/2031 (a) (b)	5,920,000	6,080,906
Levi Strauss & Co. 3.50%, 3/1/2031 (a) (b)	3,261,000	2,867,039
William Carter Co. 5.63%, 3/15/2027 (a)	1,998,000	1,982,815

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Wolverine World Wide, Inc. 4.00%, 8/15/2029 (a) (b)	$4,883,000	$3,922,660
		14,853,420
AUTO MANUFACTURERS — 0.5%
Allison Transmission, Inc. 3.75%, 1/30/2031 (a)	9,428,000	8,232,058
Aston Martin Capital Holdings Ltd. 10.00%, 3/31/2029 (a) (b)	9,377,000	9,510,247
Jaguar Land Rover Automotive PLC:
5.88%, 1/15/2028 (a)	5,577,000	5,492,732
7.75%, 10/15/2025 (a)	6,009,000	6,065,004
JB Poindexter & Co., Inc.:
7.13%, 4/15/2026 (a)	73,000	73,117
8.75%, 12/15/2031 (a)	7,617,000	7,889,155
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	6,216,000	6,352,752
		43,615,065
AUTO PARTS & EQUIPMENT — 1.1%
Adient Global Holdings Ltd.:
7.00%, 4/15/2028 (a)	5,683,000	5,813,539
8.25%, 4/15/2031 (a) (b)	5,195,000	5,491,946
American Axle & Manufacturing, Inc. 5.00%, 10/1/2029 (b)	6,268,000	5,629,165
Clarios Global LP/Clarios U.S. Finance Co. 6.75%, 5/15/2028 (a)	8,437,000	8,548,453
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a) (b)	6,931,000	6,219,048
Goodyear Tire & Rubber Co.:
5.00%, 7/15/2029 (b)	8,714,000	8,130,075
5.25%, 4/30/2031	5,393,000	4,953,524
5.25%, 7/15/2031 (b)	7,516,500	6,852,041
9.50%, 5/31/2025	3,189,000	3,217,924
Phinia, Inc. 6.75%, 4/15/2029 (a)	4,735,000	4,781,072
Real Hero Merger Sub 2, Inc. 6.25%, 2/1/2029 (a) (b)	4,831,000	4,228,864
Tenneco, Inc. 8.00%, 11/17/2028 (a)	18,607,000	16,975,538
ZF North America Capital, Inc.:
6.88%, 4/14/2028 (a)	5,894,000	6,116,027
7.13%, 4/14/2030 (a)	6,886,000	7,256,467
		94,213,683
BANKS — 0.6%
Freedom Mortgage Corp.:
6.63%, 1/15/2027 (a)	5,264,000	5,102,430
7.63%, 5/1/2026 (a)	4,610,000	4,596,843
12.00%, 10/1/2028 (a)	7,523,000	8,198,415
12.25%, 10/1/2030 (a)	5,530,000	6,072,880
Intesa Sanpaolo SpA 1 yr. CMT + 2.60%, 4.20%, 6/1/2032 (a) (c)	6,903,000	5,769,182
Security Description	Principal Amount	Value
UniCredit SpA:
5 yr. CMT + 4.75%, 5.46%, 6/30/2035 (a) (c)	$13,633,200	$12,809,346
5 yr. USD ICE Swap + 4.91%, 7.30%, 4/2/2034 (a) (c)	6,203,900	6,375,376
Western Alliance Bancorp 3 mo. USD Term SOFR + 2.25%, 3.00%, 6/15/2031 (c)	6,327,000	5,463,681
		54,388,153
BEVERAGES — 0.1%
Primo Water Holdings, Inc. 4.38%, 4/30/2029 (a)	6,084,000	5,584,808
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	6,172,000	5,620,717
		11,205,525
CHEMICALS — 2.2%
ASP Unifrax Holdings, Inc. 5.25%, 9/30/2028 (a)	8,139,000	5,252,829
Avient Corp.:
5.75%, 5/15/2025 (a)	4,089,000	4,071,172
7.13%, 8/1/2030 (a)	7,859,000	8,066,635
Axalta Coating Systems Dutch Holding B BV 7.25%, 2/15/2031 (a)	4,622,000	4,804,893
Axalta Coating Systems LLC 3.38%, 2/15/2029 (a)	5,946,000	5,326,843
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.75%, 6/15/2027 (a)	4,453,000	4,297,902
Cerdia Finanz GmbH 10.50%, 2/15/2027 (a)	5,233,000	5,443,681
Chemours Co.:
4.63%, 11/15/2029 (a)	5,691,950	4,912,324
5.75%, 11/15/2028 (a)	7,386,000	6,770,525
Consolidated Energy Finance SA:
5.63%, 10/15/2028 (a)	6,036,000	5,083,881
12.00%, 2/15/2031 (a)	6,073,000	6,344,463
CVR Partners LP/CVR Nitrogen Finance Corp. 6.13%, 6/15/2028 (a)	6,055,000	5,821,882
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	6,867,000	6,294,498
INEOS Finance PLC 7.50%, 4/15/2029 (a) (b)	7,196,000	7,218,164
INEOS Quattro Finance 2 PLC 3.38%, 1/15/2026 (a)	27,000	25,689
Ingevity Corp. 3.88%, 11/1/2028 (a) (b)	5,453,000	4,926,349
Methanex Corp.:
5.13%, 10/15/2027	7,369,000	7,134,518
5.25%, 12/15/2029 (b)	6,375,000	6,100,301

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Olin Corp. 5.63%, 8/1/2029 (b)	$5,308,000	$5,231,406
Olympus Water U.S. Holding Corp.:
4.25%, 10/1/2028 (a)	7,252,000	6,569,732
9.75%, 11/15/2028 (a)	14,573,000	15,537,004
Rayonier AM Products, Inc. 7.63%, 1/15/2026 (a)	518,258	475,631
SCIH Salt Holdings, Inc.:
4.88%, 5/1/2028 (a) (b)	10,509,000	9,789,869
6.63%, 5/1/2029 (a) (b)	6,265,000	5,797,004
SCIL IV LLC/SCIL USA Holdings LLC 5.38%, 11/1/2026 (a)	7,533,000	7,311,680
SK Invictus Intermediate II SARL 5.00%, 10/30/2029 (a) (b)	7,526,000	6,713,644
Tronox, Inc. 4.63%, 3/15/2029 (a) (b)	10,022,000	8,981,917
Vibrantz Technologies, Inc. 9.00%, 2/15/2030 (a) (b)	7,347,000	6,788,187
WR Grace & Co-Conn 4.88%, 6/15/2027 (a)	135,000	129,029
WR Grace Holdings LLC:
4.88%, 6/15/2027 (a)	8,350,970	7,943,276
5.63%, 8/15/2029 (a) (b)	10,802,000	9,669,194
		188,834,122
COAL — 0.1%
SunCoke Energy, Inc. 4.88%, 6/30/2029 (a)	5,120,000	4,639,488
COMMERCIAL SERVICES — 4.9%
ADT Security Corp. 4.13%, 8/1/2029 (a)	8,557,000	7,815,365
Albion Financing 1 SARL/Aggreko Holdings, Inc. 6.13%, 10/15/2026 (a)	6,074,000	6,021,399
Allied Universal Holdco LLC 7.88%, 2/15/2031 (a)	10,274,000	10,410,644
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.00%, 6/1/2029 (a) (b)	9,073,000	7,807,135
6.63%, 7/15/2026 (a)	7,377,800	7,373,300
9.75%, 7/15/2027 (a)	10,317,500	10,344,429
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.63%, 6/1/2028 (a)	18,682,000	17,031,300
AMN Healthcare, Inc. 4.63%, 10/1/2027 (a)	6,496,000	6,177,241
APX Group, Inc.:
5.75%, 7/15/2029 (a)	7,459,000	7,170,784
6.75%, 2/15/2027 (a)	4,847,000	4,874,095
Security Description	Principal Amount	Value
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
4.75%, 4/1/2028 (a) (b)	$4,563,000	$4,221,779
5.38%, 3/1/2029 (a)	5,698,000	5,312,188
8.00%, 2/15/2031 (a)	5,109,000	5,098,578
Block, Inc.:
2.75%, 6/1/2026	10,487,000	9,870,994
3.50%, 6/1/2031	9,037,000	7,864,540
Boost Newco Borrower LLC 7.50%, 1/15/2031 (a)	19,793,000	20,726,042
Champions Financing, Inc. 8.75%, 2/15/2029 (a)	6,539,000	6,851,760
CoreCivic, Inc. 8.25%, 4/15/2029	4,648,000	4,861,483
CoreLogic, Inc. 4.50%, 5/1/2028 (a)	7,442,000	6,673,539
Garda World Security Corp.:
4.63%, 2/15/2027 (a)	6,071,000	5,819,357
6.00%, 6/1/2029 (a) (b)	5,554,000	4,973,774
9.50%, 11/1/2027 (a) (b)	5,640,000	5,656,864
Grand Canyon University 4.13%, 10/1/2024	24,000	23,448
Herc Holdings, Inc. 5.50%, 7/15/2027 (a) (b)	9,552,000	9,387,037
Hertz Corp.:
4.63%, 12/1/2026 (a)	5,146,000	4,676,685
5.00%, 12/1/2029 (a) (b)	9,154,000	7,078,422
IHS Markit Ltd. 4.25%, 5/1/2029	15,000	13,992
Mavis Tire Express Services Topco Corp. 6.50%, 5/15/2029 (a) (b)	5,846,000	5,566,444
Mobius Merger Sub, Inc. 9.00%, 6/1/2030 (a)	5,517,000	5,485,608
MPH Acquisition Holdings LLC:
5.50%, 9/1/2028 (a)	10,967,000	9,325,021
5.75%, 11/1/2028 (a) (b)	9,334,571	7,370,671
Neptune Bidco U.S., Inc. 9.29%, 4/15/2029 (a)	24,418,000	23,102,602
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	8,791,000	8,322,791
PECF USS Intermediate Holding III Corp. 8.00%, 11/15/2029 (a)	4,955,000	2,636,704
Prime Security Services Borrower LLC/Prime Finance, Inc.:
3.38%, 8/31/2027 (a)	9,935,000	9,132,848
5.75%, 4/15/2026 (a)	13,559,500	13,518,821
6.25%, 1/15/2028 (a)	11,505,000	11,272,139
PROG Holdings, Inc. 6.00%, 11/15/2029 (a)	5,553,000	5,192,721
Sabre GLBL, Inc.:
8.63%, 6/1/2027 (a)	8,559,000	7,510,779
11.25%, 12/15/2027 (a) (b)	6,217,000	5,836,520

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Service Corp. International:
3.38%, 8/15/2030	$7,778,000	$6,743,759
4.00%, 5/15/2031	7,492,700	6,642,279
5.13%, 6/1/2029 (b)	5,186,000	5,062,729
Sotheby's 7.38%, 10/15/2027 (a) (b)	8,158,000	7,604,398
TriNet Group, Inc. 3.50%, 3/1/2029 (a)	4,337,000	3,890,072
United Rentals North America, Inc.:
3.75%, 1/15/2032	6,939,000	6,047,477
3.88%, 11/15/2027	8,245,500	7,802,717
3.88%, 2/15/2031	10,265,000	9,193,437
4.00%, 7/15/2030	6,329,000	5,753,820
5.25%, 1/15/2030	6,020,000	5,871,848
6.13%, 3/15/2034 (a)	8,751,000	8,764,039
Valvoline, Inc. 3.63%, 6/15/2031 (a)	5,080,000	4,383,176
Verscend Escrow Corp. 9.75%, 8/15/2026 (a)	853,000	855,934
VT Topco, Inc. 8.50%, 8/15/2030 (a) (b)	4,818,000	5,084,050
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	10,955,000	11,335,577
WASH Multifamily Acquisition, Inc. 5.75%, 4/15/2026 (a)	7,475,000	7,302,328
Williams Scotsman, Inc.:
4.63%, 8/15/2028 (a)	4,605,000	4,352,830
6.13%, 6/15/2025 (a)	3,469,000	3,464,143
7.38%, 10/1/2031 (a)	3,672,000	3,815,024
WW International, Inc. 4.50%, 4/15/2029 (a)	4,910,000	1,937,437
ZipRecruiter, Inc. 5.00%, 1/15/2030 (a) (b)	5,267,000	4,642,544
		428,959,461
COMPUTERS — 0.7%
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00%, 11/1/2029 (a) (b)	5,956,000	5,411,800
Crowdstrike Holdings, Inc. 3.00%, 2/15/2029	4,976,000	4,411,821
McAfee Corp. 7.38%, 2/15/2030 (a)	19,016,000	17,544,732
NCR Voyix Corp.:
5.00%, 10/1/2028 (a)	6,297,000	5,873,527
5.13%, 4/15/2029 (a) (b)	10,411,600	9,652,595
Presidio Holdings, Inc.:
4.88%, 2/1/2027 (a)	5,001,000	4,857,421
8.25%, 2/1/2028 (a)	4,445,000	4,432,687
Vericast Corp. 11.00%, 9/15/2026 (a)	7,905,035	8,405,819
		60,590,402
Security Description	Principal Amount	Value
CONSTRUCTION MATERIALS — 2.0%
ACProducts Holdings, Inc. 6.38%, 5/15/2029 (a) (b)	$4,909,000	$3,798,584
AmeriTex HoldCo Intermediate LLC 10.25%, 10/15/2028 (a)	6,154,000	6,628,043
Builders FirstSource, Inc.:
4.25%, 2/1/2032 (a)	12,496,000	11,211,661
5.00%, 3/1/2030 (a)	5,489,000	5,234,969
6.38%, 6/15/2032 (a) (b)	5,463,000	5,542,323
6.38%, 3/1/2034 (a)	9,084,000	9,118,882
Camelot Return Merger Sub, Inc. 8.75%, 8/1/2028 (a)	8,497,000	8,719,791
CP Atlas Buyer, Inc. 7.00%, 12/1/2028 (a) (b)	4,158,000	3,893,593
Eco Material Technologies, Inc. 7.88%, 1/31/2027 (a)	7,134,000	7,245,718
EMRLD Borrower LP/Emerald Co.-Issuer, Inc. 6.63%, 12/15/2030 (a)	20,612,000	20,810,906
Griffon Corp. 5.75%, 3/1/2028	8,680,500	8,504,807
Masonite International Corp. 5.38%, 2/1/2028 (a)	3,894,000	3,896,998
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC 6.75%, 4/1/2032 (a)	5,769,000	5,793,287
MIWD Holdco II LLC/MIWD Finance Corp. 5.50%, 2/1/2030 (a) (b)	5,212,000	4,798,584
New Enterprise Stone & Lime Co., Inc. 5.25%, 7/15/2028 (a)	3,456,000	3,309,569
Oscar AcquisitionCo LLC/Oscar Finance, Inc. 9.50%, 4/15/2030 (a) (b)	6,180,000	6,095,952
PGT Innovations, Inc. 4.38%, 10/1/2029 (a) (b)	3,161,000	3,230,163
Smyrna Ready Mix Concrete LLC:
6.00%, 11/1/2028 (a)	9,912,000	9,689,575
8.88%, 11/15/2031 (a)	11,500,000	12,287,750
Standard Industries, Inc.:
3.38%, 1/15/2031 (a)	10,211,500	8,562,343
4.38%, 7/15/2030 (a)	15,077,000	13,539,900
Summit Materials LLC/Summit Materials Finance Corp.:
5.25%, 1/15/2029 (a)	6,655,000	6,476,646
7.25%, 1/15/2031 (a)	6,580,000	6,836,686
		175,226,730
DISTRIBUTION & WHOLESALE — 0.7%
American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/2028 (a)	7,732,000	7,237,848

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
BCPE Empire Holdings, Inc. 7.63%, 5/1/2027 (a) (b)	$6,305,000	$6,155,571
Dealer Tire LLC/DT Issuer LLC 8.00%, 2/1/2028 (a)	4,340,000	4,328,673
H&E Equipment Services, Inc. 3.88%, 12/15/2028 (a)	10,164,000	9,305,142
Ritchie Bros Holdings, Inc.:
6.75%, 3/15/2028 (a)	6,554,000	6,688,881
7.75%, 3/15/2031 (a)	6,763,000	7,075,248
Verde Purchaser LLC 10.50%, 11/30/2030 (a)	8,283,000	8,722,330
Windsor Holdings III LLC 8.50%, 6/15/2030 (a)	8,476,000	8,900,902
		58,414,595
DIVERSIFIED FINANCIAL SERVICES — 4.3%
AG Issuer LLC 6.25%, 3/1/2028 (a)	5,264,000	5,144,297
AG TTMT Escrow Issuer LLC 8.63%, 9/30/2027 (a)	6,051,000	6,262,603
Ally Financial, Inc. 6.70%, 2/14/2033 (b)	4,063,000	4,106,637
Aretec Group, Inc. 10.00%, 8/15/2030 (a)	7,771,000	8,503,805
Bread Financial Holdings, Inc.:
7.00%, 1/15/2026 (a)	848,822	852,633
9.75%, 3/15/2029 (a)	9,434,000	9,810,322
Burford Capital Global Finance LLC 9.25%, 7/1/2031 (a)	6,672,000	7,063,179
Coinbase Global, Inc.:
3.38%, 10/1/2028 (a)	9,656,000	8,247,769
3.63%, 10/1/2031 (a)	6,569,000	5,338,758
Credit Acceptance Corp. 9.25%, 12/15/2028 (a)	5,712,000	6,146,055
Curo Group Holdings Corp. 7.50%, 8/1/2028 (a) (d)	4,143,000	867,093
Encore Capital Group, Inc. 9.25%, 4/1/2029 (a)	5,642,000	5,784,009
Freedom Mortgage Holdings LLC 9.25%, 2/1/2029 (a)	4,731,000	4,840,759
GGAM Finance Ltd.:
8.00%, 2/15/2027 (a)	7,825,000	8,073,287
8.00%, 6/15/2028 (a)	5,505,000	5,746,614
Global Aircraft Leasing Co. Ltd. 6.50%, 9/15/2024 (a)	1,446,658	1,372,575
goeasy Ltd. 9.25%, 12/1/2028 (a)	5,620,000	5,983,164
Jane Street Group/JSG Finance, Inc. 4.50%, 11/15/2029 (a) (b)	6,266,500	5,805,599
Jefferies Finance LLC/JFIN Co.-Issuer Corp. 5.00%, 8/15/2028 (a)	9,041,000	8,316,906
LD Holdings Group LLC:
6.13%, 4/1/2028 (a) (b)	4,951,000	4,105,666
Security Description	Principal Amount	Value
6.50%, 11/1/2025 (a)	$5,253,000	$5,094,622
Macquarie Airfinance Holdings Ltd.:
6.40%, 3/26/2029 (a) (b)	3,893,000	3,952,680
6.50%, 3/26/2031 (a)	3,917,000	3,987,428
8.13%, 3/30/2029 (a)	4,487,000	4,743,970
8.38%, 5/1/2028 (a)	3,790,000	4,017,438
Midcap Financial Issuer Trust 6.50%, 5/1/2028 (a)	10,185,000	9,394,950
Nationstar Mortgage Holdings, Inc.:
5.00%, 2/1/2026 (a)	5,467,000	5,350,006
5.13%, 12/15/2030 (a)	4,925,000	4,469,684
5.50%, 8/15/2028 (a)	7,019,000	6,711,287
5.75%, 11/15/2031 (a)	7,246,000	6,687,551
6.00%, 1/15/2027 (a)	4,835,000	4,774,804
7.13%, 2/1/2032 (a)	9,412,000	9,343,857
Navient Corp.:
4.88%, 3/15/2028 (b)	4,531,000	4,213,196
5.00%, 3/15/2027	8,236,000	7,887,452
5.50%, 3/15/2029	6,191,200	5,754,597
9.38%, 7/25/2030	5,111,000	5,465,857
11.50%, 3/15/2031	5,036,000	5,610,859
NFP Corp.:
4.88%, 8/15/2028 (a)	3,959,000	3,966,483
6.88%, 8/15/2028 (a)	14,493,000	14,676,916
OneMain Finance Corp.:
3.50%, 1/15/2027	8,738,000	8,112,621
3.88%, 9/15/2028	5,505,000	4,920,644
4.00%, 9/15/2030	8,181,800	7,004,357
5.38%, 11/15/2029	6,991,000	6,570,981
6.63%, 1/15/2028	6,803,000	6,820,484
7.88%, 3/15/2030	7,067,000	7,304,451
9.00%, 1/15/2029 (b)	8,534,000	9,053,891
PennyMac Financial Services, Inc.:
4.25%, 2/15/2029 (a)	5,919,000	5,395,642
5.38%, 10/15/2025 (a)	4,853,000	4,796,948
5.75%, 9/15/2031 (a)	4,887,000	4,538,019
7.88%, 12/15/2029 (a)	7,786,000	8,002,062
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.:
2.88%, 10/15/2026 (a)	10,852,666	10,027,538
3.63%, 3/1/2029 (a)	6,892,000	6,199,492
3.88%, 3/1/2031 (a)	10,298,000	8,976,252
4.00%, 10/15/2033 (a) (b)	7,210,250	6,114,220
SLM Corp.:
3.13%, 11/2/2026	4,795,000	4,458,439
4.20%, 10/29/2025	4,209,000	4,099,271
StoneX Group, Inc. 7.88%, 3/1/2031 (a)	5,670,000	5,750,798
Synchrony Financial 7.25%, 2/2/2033	7,145,000	7,109,561
United Wholesale Mortgage LLC:
5.50%, 11/15/2025 (a)	7,537,000	7,469,544

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.50%, 4/15/2029 (a)	$6,105,000	$5,777,345
5.75%, 6/15/2027 (a)	5,232,000	5,091,312
		372,069,239
ELECTRIC — 2.2%
Algonquin Power & Utilities Corp. 5 yr. CMT + 3.25%, 4.75%, 1/18/2082 (c)	8,178,000	7,209,316
Calpine Corp.:
3.75%, 3/1/2031 (a)	9,581,000	8,408,190
4.50%, 2/15/2028 (a)	12,383,000	11,771,280
4.63%, 2/1/2029 (a)	5,145,000	4,765,248
5.00%, 2/1/2031 (a) (b)	7,963,000	7,324,845
5.13%, 3/15/2028 (a)	11,817,000	11,334,748
Clearway Energy Operating LLC:
3.75%, 2/15/2031 (a)	8,945,000	7,704,328
4.75%, 3/15/2028 (a)	8,553,000	8,137,495
Edison International 5 yr. CMT + 3.86%, 8.13%, 6/15/2053 (c)	5,657,000	5,860,595
FirstEnergy Corp. 2.65%, 3/1/2030	4,772,000	4,106,449
NextEra Energy Operating Partners LP:
3.88%, 10/15/2026 (a)	4,986,000	4,653,982
7.25%, 1/15/2029 (a) (b)	8,877,000	9,092,800
NRG Energy, Inc.:
3.38%, 2/15/2029 (a)	4,573,000	4,067,363
3.63%, 2/15/2031 (a)	9,898,000	8,545,339
3.88%, 2/15/2032 (a)	326,000	279,715
5.25%, 6/15/2029 (a)	6,315,000	6,056,717
5.75%, 1/15/2028 (a)	840	835
Pattern Energy Operations LP/Pattern Energy Operations, Inc. 4.50%, 8/15/2028 (a)	7,013,000	6,526,859
PG&E Corp.:
5.00%, 7/1/2028 (b)	10,115,000	9,797,187
5.25%, 7/1/2030 (b)	9,258,000	8,824,263
Pike Corp. 5.50%, 9/1/2028 (a)	6,686,000	6,393,822
Talen Energy Supply LLC 8.63%, 6/1/2030 (a)	11,956,000	12,782,399
Vistra Operations Co. LLC:
4.38%, 5/1/2029 (a)	11,509,000	10,665,851
5.00%, 7/31/2027 (a)	11,784,000	11,418,342
5.63%, 2/15/2027 (a)	959,000	944,222
7.75%, 10/15/2031 (a)	13,799,000	14,442,723
		191,114,913
ELECTRICAL COMPONENTS & EQUIPMENT — 0.5%
Energizer Holdings, Inc.:
4.38%, 3/31/2029 (a)	7,824,000	7,009,521
4.75%, 6/15/2028 (a)	6,058,000	5,618,250
Security Description	Principal Amount	Value
WESCO Distribution, Inc.:
6.38%, 3/15/2029 (a)	$8,068,000	$8,152,794
6.63%, 3/15/2032 (a)	7,210,000	7,329,542
7.13%, 6/15/2025 (a)	7,192,000	7,201,278
7.25%, 6/15/2028 (a)	8,647,000	8,828,760
		44,140,145
ELECTRONICS — 0.6%
Coherent Corp. 5.00%, 12/15/2029 (a)	8,825,000	8,312,179
Imola Merger Corp. 4.75%, 5/15/2029 (a)	17,849,000	16,738,078
Sensata Technologies BV:
4.00%, 4/15/2029 (a) (b)	8,183,000	7,477,053
5.88%, 9/1/2030 (a)	3,638,000	3,560,292
Sensata Technologies, Inc. 3.75%, 2/15/2031 (a)	8,875,500	7,680,237
TTM Technologies, Inc. 4.00%, 3/1/2029 (a)	5,901,000	5,351,499
		49,119,338
ENERGY-ALTERNATE SOURCES — 0.1%
TerraForm Power Operating LLC 4.75%, 1/15/2030 (a)	6,635,000	6,089,338
ENGINEERING & CONSTRUCTION — 0.3%
Artera Services LLC 8.50%, 2/15/2031 (a)	6,444,500	6,605,484
Brand Industrial Services, Inc. 10.38%, 8/1/2030 (a)	12,946,000	14,008,219
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	4,313,000	4,033,043
Signature Aviation U.S. Holdings, Inc. 4.00%, 3/1/2028 (a)	135,000	122,830
TopBuild Corp. 4.13%, 2/15/2032 (a)	4,633,000	4,101,734
		28,871,310
ENTERTAINMENT — 3.1%
Affinity Interactive 6.88%, 12/15/2027 (a)	6,166,000	5,770,204
Allen Media LLC/Allen Media Co.-Issuer, Inc. 10.50%, 2/15/2028 (a)	5,817,000	2,668,665
AMC Entertainment Holdings, Inc.:
7.50%, 2/15/2029 (a) (b)	8,834,000	5,963,833
10.00%, 6/15/2026 (a) (b)	1,627,000	1,260,876
Boyne USA, Inc. 4.75%, 5/15/2029 (a) (b)	6,410,400	5,945,390
Caesars Entertainment, Inc.:
4.63%, 10/15/2029 (a) (b)	11,095,000	10,138,611
6.25%, 7/1/2025 (a)	75,100	75,123
6.50%, 2/15/2032 (a)	13,183,000	13,312,325
7.00%, 2/15/2030 (a)	17,629,000	18,097,755
8.13%, 7/1/2027 (a)	12,999,000	13,312,406

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op 5.50%, 5/1/2025 (a)	$5,776,000	$5,759,712
Churchill Downs, Inc.:
5.50%, 4/1/2027 (a)	3,110,000	3,052,434
5.75%, 4/1/2030 (a)	10,752,000	10,372,992
6.75%, 5/1/2031 (a)	5,211,000	5,246,695
Cinemark USA, Inc. 5.25%, 7/15/2028 (a) (b)	7,538,000	7,137,280
International Game Technology PLC:
4.13%, 4/15/2026 (a)	6,590,000	6,387,753
5.25%, 1/15/2029 (a)	6,637,000	6,415,059
Jacobs Entertainment, Inc. 6.75%, 2/15/2029 (a)	4,630,000	4,488,229
Light & Wonder International, Inc.:
7.00%, 5/15/2028 (a)	5,427,000	5,472,641
7.25%, 11/15/2029 (a)	4,270,000	4,385,119
7.50%, 9/1/2031 (a)	5,236,000	5,448,163
Lions Gate Capital Holdings LLC 5.50%, 4/15/2029 (a) (b)	7,286,000	5,570,876
Live Nation Entertainment, Inc.:
3.75%, 1/15/2028 (a)	4,097,000	3,805,294
4.75%, 10/15/2027 (a) (b)	9,324,000	8,907,124
6.50%, 5/15/2027 (a)	12,034,000	12,166,976
Merlin Entertainments Group U.S. Holdings, Inc. 7.38%, 2/15/2031 (a)	6,061,000	6,110,943
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.88%, 5/1/2029 (a)	6,264,000	5,798,522
Mohegan Tribal Gaming Authority:
8.00%, 2/1/2026 (a)	11,373,000	11,094,248
13.25%, 12/15/2027 (a)	1,173,000	1,279,356
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.:
5.63%, 9/1/2029 (a) (b)	7,807,000	5,975,166
5.88%, 9/1/2031 (a) (b)	6,826,000	5,002,434
Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.63%, 4/16/2029	9,526,000	8,692,761
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc. 6.63%, 3/1/2030 (a)	8,010,000	7,745,910
SeaWorld Parks & Entertainment, Inc. 5.25%, 8/15/2029 (a)	6,528,000	6,156,622
Security Description	Principal Amount	Value
Six Flags Entertainment Corp. 7.25%, 5/15/2031 (a) (b)	$6,758,000	$6,842,610
Universal Entertainment Corp. 8.75%, 12/11/2024 (a) (e)	2,610,000	2,815,172
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	1,051,000	1,051,242
WMG Acquisition Corp.:
3.00%, 2/15/2031 (a) (b)	6,725,000	5,719,142
3.75%, 12/1/2029 (a)	5,059,000	4,532,813
3.88%, 7/15/2030 (a)	4,806,000	4,267,536
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.:
5.13%, 10/1/2029 (a)	7,938,000	7,524,271
7.13%, 2/15/2031 (a)	9,771,000	10,114,841
		271,885,124
ENVIRONMENTAL CONTROL — 0.9%
Clean Harbors, Inc.:
4.88%, 7/15/2027 (a)	6,033,000	5,852,010
6.38%, 2/1/2031 (a) (b)	3,874,000	3,901,350
Covanta Holding Corp. 4.88%, 12/1/2029 (a)	7,725,000	6,932,570
GFL Environmental, Inc.:
3.50%, 9/1/2028 (a)	6,275,000	5,746,645
3.75%, 8/1/2025 (a)	6,347,000	6,187,627
4.00%, 8/1/2028 (a) (b)	7,297,000	6,726,958
4.25%, 6/1/2025 (a)	3,564,000	3,507,760
4.38%, 8/15/2029 (a) (b)	5,671,000	5,225,146
4.75%, 6/15/2029 (a)	6,324,000	5,942,726
5.13%, 12/15/2026 (a)	5,024,000	4,935,025
6.75%, 1/15/2031 (a)	9,247,000	9,476,788
Madison IAQ LLC:
4.13%, 6/30/2028 (a)	5,882,500	5,441,842
5.88%, 6/30/2029 (a) (b)	8,447,000	7,743,872
Stericycle, Inc. 3.88%, 1/15/2029 (a)	4,443,000	4,029,312
		81,649,631
FOOD — 2.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC:
3.25%, 3/15/2026 (a)	6,799,000	6,477,679
3.50%, 3/15/2029 (a)	12,202,000	10,948,000
4.63%, 1/15/2027 (a)	14,245,500	13,789,786
4.88%, 2/15/2030 (a)	7,574,000	7,200,147
5.88%, 2/15/2028 (a)	7,383,500	7,306,490
6.50%, 2/15/2028 (a) (b)	9,617,000	9,732,019
B&G Foods, Inc.:
5.25%, 9/15/2027 (b)	4,628,018	4,327,521
8.00%, 9/15/2028 (a)	6,514,000	6,791,236
Chobani LLC/Chobani Finance Corp., Inc. 7.63%, 7/1/2029 (a) (b)	4,679,000	4,747,922
Fiesta Purchaser, Inc. 7.88%, 3/1/2031 (a) (b)	5,160,000	5,328,990

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc. 9.00%, 2/15/2029 (a)	$7,841,000	$7,946,853
Lamb Weston Holdings, Inc.:
4.13%, 1/31/2030 (a)	8,972,000	8,185,784
4.38%, 1/31/2032 (a)	7,121,000	6,381,342
4.88%, 5/15/2028 (a) (b)	4,944,000	4,800,723
Performance Food Group, Inc.:
4.25%, 8/1/2029 (a)	9,224,000	8,459,607
5.50%, 10/15/2027 (a)	8,664,000	8,513,073
Post Holdings, Inc.:
4.50%, 9/15/2031 (a)	9,410,000	8,465,330
4.63%, 4/15/2030 (a)	13,561,000	12,447,506
5.50%, 12/15/2029 (a)	9,671,000	9,342,670
6.25%, 2/15/2032 (a)	7,310,000	7,360,951
Sigma Holdco BV 7.88%, 5/15/2026 (a) (b)	411,000	394,564
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed 4.63%, 3/1/2029 (a)	8,403,000	7,433,378
TreeHouse Foods, Inc. 4.00%, 9/1/2028 (b)	3,826,000	3,425,380
U.S. Foods, Inc.:
4.63%, 6/1/2030 (a)	3,829,000	3,547,415
4.75%, 2/15/2029 (a)	8,096,000	7,683,914
6.88%, 9/15/2028 (a)	4,696,000	4,811,099
7.25%, 1/15/2032 (a)	4,546,000	4,721,294
United Natural Foods, Inc. 6.75%, 10/15/2028 (a) (b)	4,866,000	4,045,495
		194,616,168
FOOD SERVICE — 0.1%
TKC Holdings, Inc. 10.50%, 5/15/2029 (a) (b)	6,807,000	6,524,646
FOREST PRODUCTS & PAPER — 0.2%
Domtar Corp. 6.75%, 10/1/2028 (a)	6,527,000	5,943,747
Glatfelter Corp. 4.75%, 11/15/2029 (a) (b)	4,745,000	4,038,185
Mercer International, Inc. 5.13%, 2/1/2029	8,762,000	7,715,467
		17,697,399
GAS — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp. 9.38%, 6/1/2028 (a)	7,728,000	7,963,936
HEALTH CARE PRODUCTS — 1.3%
Avantor Funding, Inc.:
3.88%, 11/1/2029 (a)	7,979,000	7,195,861
4.63%, 7/15/2028 (a)	14,345,000	13,590,596
Bausch & Lomb Corp. 8.38%, 10/1/2028 (a)	13,544,000	14,006,799
Security Description	Principal Amount	Value
Embecta Corp. 5.00%, 2/15/2030 (a) (b)	$5,047,000	$4,117,999
Hologic, Inc. 3.25%, 2/15/2029 (a)	7,905,000	7,089,125
Medline Borrower LP:
3.88%, 4/1/2029 (a)	37,265,000	33,920,466
5.25%, 10/1/2029 (a) (b)	22,098,000	20,887,251
Medline Borrower LP/Medline Co.-Issuer, Inc. 6.25%, 4/1/2029 (a) (b)	8,485,000	8,523,267
Teleflex, Inc. 4.25%, 6/1/2028 (a)	4,404,000	4,137,866
		113,469,230
HEALTH CARE SERVICES — 4.6%
Catalent Pharma Solutions, Inc.:
3.13%, 2/15/2029 (a)	3,637,750	3,476,780
3.50%, 4/1/2030 (a)	4,631,000	4,426,634
5.00%, 7/15/2027 (a)	3,255,000	3,204,710
Charles River Laboratories International, Inc.:
3.75%, 3/15/2029 (a)	3,885,000	3,545,451
4.00%, 3/15/2031 (a)	5,892,500	5,263,770
4.25%, 5/1/2028 (a)	4,018,000	3,792,550
CHS/Community Health Systems, Inc.:
4.75%, 2/15/2031 (a)	10,864,000	8,383,206
5.25%, 5/15/2030 (a)	15,270,000	12,456,503
5.63%, 3/15/2027 (a)	18,535,000	17,058,131
6.00%, 1/15/2029 (a)	8,639,000	7,547,635
6.13%, 4/1/2030 (a)	11,031,000	7,942,541
6.88%, 4/1/2028 (a)	5,126,000	3,602,809
6.88%, 4/15/2029 (a)	12,856,000	9,635,315
8.00%, 3/15/2026 (a) (b)	11,104,500	11,084,068
8.00%, 12/15/2027 (a) (b)	5,984,000	5,860,789
10.88%, 1/15/2032 (a)	10,074,000	10,404,528
DaVita, Inc.:
3.75%, 2/15/2031 (a)	13,566,500	11,350,684
4.63%, 6/1/2030 (a)	26,315,250	23,554,780
Encompass Health Corp.:
4.50%, 2/1/2028	8,121,000	7,730,786
4.75%, 2/1/2030	6,826,000	6,398,965
Fortrea Holdings, Inc. 7.50%, 7/1/2030 (a)	6,646,000	6,864,521
Global Medical Response, Inc. 6.50%, 10/1/2025 (a)	5,670,000	5,386,557
HealthEquity, Inc. 4.50%, 10/1/2029 (a)	4,124,000	3,811,813
Heartland Dental LLC/Heartland Dental Finance Corp. 10.50%, 4/30/2028 (a)	7,511,000	7,981,865
IQVIA, Inc.:
5.00%, 5/15/2027 (a)	10,290,000	10,045,715
6.50%, 5/15/2030 (a)	3,900,000	3,980,613

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Legacy LifePoint Health LLC 4.38%, 2/15/2027 (a) (b)	$7,784,000	$7,413,170
LifePoint Health, Inc.:
5.38%, 1/15/2029 (a) (b)	4,168,000	3,425,304
9.88%, 8/15/2030 (a)	8,385,000	8,770,458
11.00%, 10/15/2030 (a) (b)	11,285,000	12,063,214
ModivCare Escrow Issuer, Inc. 5.00%, 10/1/2029 (a) (b)	5,857,000	4,245,681
ModivCare, Inc. 5.88%, 11/15/2025 (a)	5,231,000	5,094,052
Molina Healthcare, Inc.:
3.88%, 11/15/2030 (a)	6,446,000	5,732,943
3.88%, 5/15/2032 (a)	5,059,600	4,409,593
4.38%, 6/15/2028 (a)	7,677,000	7,216,994
Prime Healthcare Services, Inc. 7.25%, 11/1/2025 (a)	8,685,000	8,664,156
Select Medical Corp. 6.25%, 8/15/2026 (a)	11,056,000	11,088,615
Star Parent, Inc. 9.00%, 10/1/2030 (a) (b)	10,474,000	11,091,547
Surgery Center Holdings, Inc. 7.25%, 4/15/2032 (a)	5,314,000	5,360,604
Tenet Healthcare Corp.:
4.25%, 6/1/2029	13,694,000	12,723,095
4.38%, 1/15/2030	13,429,000	12,417,662
4.63%, 6/15/2028	7,852,000	7,480,757
5.13%, 11/1/2027	12,100,000	11,831,380
6.13%, 10/1/2028 (b)	17,611,000	17,546,544
6.13%, 6/15/2030	17,413,000	17,393,672
6.75%, 5/15/2031 (a) (b)	11,505,000	11,722,675
U.S. Acute Care Solutions LLC 6.38%, 3/1/2026 (a)	9,066,000	8,732,190
		399,216,025
HOLDING COMPANIES-DIVERSIFIED — 0.2%
Benteler International AG 10.50%, 5/15/2028 (a)	6,135,000	6,646,230
Stena International SA 7.25%, 1/15/2031 (a)	6,786,000	6,777,042
		13,423,272
HOME BUILDERS — 0.5%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC:
4.88%, 2/15/2030 (a)	5,944,000	5,327,726
6.25%, 9/15/2027 (a)	7,318,000	7,159,858
Century Communities, Inc.:
3.88%, 8/15/2029 (a)	4,812,000	4,332,965
6.75%, 6/1/2027	4,037,000	4,055,772
Mattamy Group Corp.:
4.63%, 3/1/2030 (a)	6,174,000	5,617,044
5.25%, 12/15/2027 (a)	5,536,000	5,369,588
Taylor Morrison Communities, Inc.:
5.13%, 8/1/2030 (a)	4,438,000	4,241,752
5.88%, 6/15/2027 (a)	5,376,000	5,375,247
Security Description	Principal Amount	Value
Thor Industries, Inc. 4.00%, 10/15/2029 (a) (b)	$4,988,000	$4,467,053
		45,947,005
HOME FURNISHINGS — 0.2%
Tempur Sealy International, Inc.:
3.88%, 10/15/2031 (a)	7,978,000	6,784,412
4.00%, 4/15/2029 (a) (b)	7,507,000	6,819,734
		13,604,146
HOUSEHOLD PRODUCTS — 0.4%
Coty, Inc. 5.00%, 4/15/2026 (a)	7,559,000	7,444,028
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC:
4.75%, 1/15/2029 (a)	5,198,000	4,917,152
6.63%, 7/15/2030 (a)	5,712,000	5,795,567
Edgewell Personal Care Co.:
4.13%, 4/1/2029 (a)	4,894,000	4,492,251
5.50%, 6/1/2028 (a)	7,538,000	7,370,430
Oriflame Investment Holding PLC 5.13%, 5/4/2026 (a)	1,489,000	386,023
		30,405,451
HOUSEHOLD PRODUCTS & WARES — 0.2%
ACCO Brands Corp. 4.25%, 3/15/2029 (a) (b)	5,539,000	4,985,155
Central Garden & Pet Co. 4.13%, 10/15/2030 (b)	5,578,000	5,003,466
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. 7.00%, 12/31/2027 (a) (b)	4,721,000	4,684,979
		14,673,600
HOUSEWARES — 0.3%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	7,799,000	7,726,392
Newell Brands, Inc.:
4.88%, 6/1/2025	5,359,000	5,282,634
6.38%, 9/15/2027 (b)	5,904,000	5,827,307
6.63%, 9/15/2029 (b)	6,265,000	6,121,782
SWF Escrow Issuer Corp. 6.50%, 10/1/2029 (a) (b)	6,606,000	4,880,909
		29,839,024
INSURANCE — 2.7%
Acrisure LLC/Acrisure Finance, Inc.:
4.25%, 2/15/2029 (a)	6,720,000	6,068,227
6.00%, 8/1/2029 (a) (b)	4,603,500	4,223,573
8.25%, 2/1/2029 (a)	8,470,000	8,514,722

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
4.25%, 10/15/2027 (a)	$7,186,000	$6,768,062
6.75%, 10/15/2027 (a)	12,659,000	12,454,177
6.75%, 4/15/2028 (a)	11,923,000	11,997,757
7.00%, 1/15/2031 (a)	13,089,000	13,235,204
AmWINS Group, Inc.:
4.88%, 6/30/2029 (a)	7,014,000	6,542,870
6.38%, 2/15/2029 (a)	5,623,000	5,648,416
Ardonagh Finco Ltd. 7.75%, 2/15/2031 (a) (b)	7,791,000	7,750,019
Ardonagh Group Finance Ltd. 8.88%, 2/15/2032 (a)	10,197,000	10,057,505
AssuredPartners, Inc.:
5.63%, 1/15/2029 (a) (b)	5,309,000	4,890,067
7.50%, 2/15/2032 (a)	6,916,000	6,795,662
BroadStreet Partners, Inc. 5.88%, 4/15/2029 (a)	6,870,500	6,359,816
Global Atlantic Fin Co. 5 yr. CMT + 3.80%, 4.70%, 10/15/2051 (a) (b) (c)	7,306,000	6,620,186
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC:
7.25%, 2/15/2031 (a)	10,940,000	10,995,356
8.13%, 2/15/2032 (a)	5,116,000	5,158,719
HUB International Ltd.:
5.63%, 12/1/2029 (a) (b)	6,287,000	5,895,760
7.25%, 6/15/2030 (a)	27,448,000	28,230,543
7.38%, 1/31/2032 (a)	17,688,000	17,825,082
Jones Deslauriers Insurance Management, Inc. 8.50%, 3/15/2030 (a)	7,475,000	7,819,672
Liberty Mutual Group, Inc. 5 yr. CMT + 3.32%, 4.13%, 12/15/2051 (a) (c)	3,687,200	3,330,279
Panther Escrow Issuer LLC 7.13%, 6/1/2031 (a)	23,337,000	23,753,332
Sagicor Financial Co. Ltd. 5.30%, 5/13/2028 (a)	4,157,000	4,013,500
USI, Inc. 7.50%, 1/15/2032 (a)	5,219,000	5,224,689
		230,173,195
INTERNET — 1.8%
ANGI Group LLC 3.88%, 8/15/2028 (a)	5,501,000	4,774,483
Arches Buyer, Inc.:
4.25%, 6/1/2028 (a)	8,455,000	7,440,569
6.13%, 12/1/2028 (a)	5,121,000	4,296,673
Cogent Communications Group, Inc. 3.50%, 5/1/2026 (a)	3,698,000	3,520,570
EquipmentShare.com, Inc. 9.00%, 5/15/2028 (a) (b)	11,219,000	11,556,243
Security Description	Principal Amount	Value
Gen Digital, Inc.:
6.75%, 9/30/2027 (a)	$10,392,000	$10,545,698
7.13%, 9/30/2030 (a) (b)	6,231,000	6,401,916
Go Daddy Operating Co. LLC/GD Finance Co., Inc.:
3.50%, 3/1/2029 (a)	5,910,000	5,330,997
5.25%, 12/1/2027 (a)	5,902,000	5,769,441
GrubHub Holdings, Inc. 5.50%, 7/1/2027 (a)	5,721,000	5,191,064
Match Group Holdings II LLC:
3.63%, 10/1/2031 (a)	4,667,000	3,966,623
4.13%, 8/1/2030 (a) (b)	5,265,000	4,687,640
4.63%, 6/1/2028 (a)	4,599,000	4,343,847
Millennium Escrow Corp. 6.63%, 8/1/2026 (a)	6,947,000	4,114,152
Newfold Digital Holdings Group, Inc.:
6.00%, 2/15/2029 (a)	6,073,000	4,737,851
11.75%, 10/15/2028 (a)	6,481,000	7,012,896
Rakuten Group, Inc.:
5 yr. CMT + 4.58%, 5.13%, 4/22/2026 (a) (b) (c)	3,761,000	3,234,460
5 yr. CMT + 4.96%, 6.25%, 4/22/2031 (a) (b) (c)	8,423,000	6,308,069
11.25%, 2/15/2027 (a)	19,411,000	20,559,161
TripAdvisor, Inc. 7.00%, 7/15/2025 (a) (b)	4,050,000	4,056,804
Uber Technologies, Inc.:
4.50%, 8/15/2029 (a) (b)	10,286,000	9,781,575
6.25%, 1/15/2028 (a)	5,354,000	5,379,967
7.50%, 9/15/2027 (a)	9,582,000	9,814,938
		152,825,637
INVESTMENT COMPANY SECURITY — 0.5%
Compass Group Diversified Holdings LLC 5.25%, 4/15/2029 (a)	6,384,000	6,063,715
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.38%, 2/1/2029	7,444,000	6,336,928
5.25%, 5/15/2027	13,055,000	12,095,588
6.25%, 5/15/2026	12,013,000	11,764,691
9.75%, 1/15/2029 (a)	7,179,000	7,488,272
		43,749,194
IRON/STEEL — 0.6%
Big River Steel LLC/BRS Finance Corp. 6.63%, 1/31/2029 (a)	4,988,000	5,023,714
Cleveland-Cliffs, Inc.:
5.88%, 6/1/2027 (b)	4,003,000	3,999,878
6.75%, 4/15/2030 (a) (b)	7,265,000	7,294,496
7.00%, 3/15/2032 (a) (b)	7,127,000	7,227,134
Mineral Resources Ltd.:
8.00%, 11/1/2027 (a)	7,099,000	7,236,082
8.13%, 5/1/2027 (a)	7,247,000	7,328,239
8.50%, 5/1/2030 (a)	6,698,000	6,897,801

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
9.25%, 10/1/2028 (a)	$10,791,000	$11,359,470
		56,366,814
IT SERVICES — 0.5%
ASGN, Inc. 4.63%, 5/15/2028 (a)	4,858,000	4,595,377
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	14,045,000	15,020,285
Seagate HDD Cayman:
8.25%, 12/15/2029 (a)	6,644,000	7,134,128
8.50%, 7/15/2031 (a) (b)	5,140,000	5,552,536
9.63%, 12/1/2032	6,952,614	7,927,231
		40,229,557
LEISURE TIME — 3.0%
Amer Sports Co. 6.75%, 2/16/2031 (a)	6,691,000	6,687,521
Carnival Corp.:
4.00%, 8/1/2028 (a)	21,383,000	19,918,265
5.75%, 3/1/2027 (a) (b)	30,323,000	30,015,828
6.00%, 5/1/2029 (a) (b)	16,661,000	16,451,405
7.00%, 8/15/2029 (a) (b)	4,817,000	5,029,333
7.63%, 3/1/2026 (a) (b)	12,663,000	12,796,975
10.50%, 6/1/2030 (a)	8,937,000	9,777,346
Carnival Holdings Bermuda Ltd. 10.38%, 5/1/2028 (a)	18,133,000	19,785,279
ClubCorp Holdings, Inc. 8.50%, 9/15/2025 (a)	53,000	48,262
Life Time, Inc. 5.75%, 1/15/2026 (a)	7,787,000	7,732,413
MajorDrive Holdings IV LLC 6.38%, 6/1/2029 (a) (b)	5,069,000	4,745,192
NCL Corp. Ltd.:
5.88%, 3/15/2026 (a)	10,316,000	10,186,534
5.88%, 2/15/2027 (a)	12,017,000	11,854,530
7.75%, 2/15/2029 (a) (b)	5,453,000	5,670,138
8.13%, 1/15/2029 (a)	7,861,000	8,324,563
8.38%, 2/1/2028 (a)	5,922,000	6,248,361
NCL Finance Ltd. 6.13%, 3/15/2028 (a) (b)	4,244,000	4,192,648
Royal Caribbean Cruises Ltd.:
4.25%, 7/1/2026 (a)	7,154,000	6,907,688
5.38%, 7/15/2027 (a)	9,489,000	9,352,169
5.50%, 8/31/2026 (a)	9,292,000	9,202,239
5.50%, 4/1/2028 (a)	12,190,000	12,040,794
6.25%, 3/15/2032 (a)	10,112,000	10,190,368
7.25%, 1/15/2030 (a)	6,773,000	7,030,577
9.25%, 1/15/2029 (a)	7,523,000	8,070,825
Viking Cruises Ltd.:
7.00%, 2/15/2029 (a) (b)	4,742,000	4,762,011
9.13%, 7/15/2031 (a)	6,436,000	7,037,058
Vista Outdoor, Inc. 4.50%, 3/15/2029 (a) (b)	3,457,000	3,462,981
		257,521,303
Security Description	Principal Amount	Value
LODGING — 2.8%
Boyd Gaming Corp.:
4.75%, 12/1/2027 (b)	$8,940,000	$8,650,076
4.75%, 6/15/2031 (a)	7,844,000	7,214,441
Genting New York LLC/GENNY Capital, Inc. 3.30%, 2/15/2026 (a)	3,005,000	2,810,667
Hilton Domestic Operating Co., Inc.:
3.63%, 2/15/2032 (a)	14,111,000	12,158,743
3.75%, 5/1/2029 (a)	6,491,000	5,951,468
4.00%, 5/1/2031 (a)	9,633,000	8,624,232
4.88%, 1/15/2030	9,276,000	8,874,999
5.38%, 5/1/2025 (a)	3,852,000	3,843,795
5.75%, 5/1/2028 (a)	4,204,000	4,196,012
5.88%, 4/1/2029 (a)	4,946,000	4,953,468
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.:
4.88%, 7/1/2031 (a)	4,334,000	3,882,441
5.00%, 6/1/2029 (a) (b)	7,034,000	6,563,074
6.63%, 1/15/2032 (a)	7,744,000	7,766,922
Marriott Ownership Resorts, Inc. 4.50%, 6/15/2029 (a) (b)	4,081,000	3,730,687
Melco Resorts Finance Ltd.:
4.88%, 6/6/2025 (a) (b)	506,000	493,740
5.25%, 4/26/2026	5,174,000	4,985,511
5.38%, 12/4/2029 (a)	11,691,000	10,665,582
5.63%, 7/17/2027	6,375,000	6,088,444
5.75%, 7/21/2028 (a)	8,400,000	7,945,140
MGM China Holdings Ltd.:
4.75%, 2/1/2027 (a) (b)	7,379,000	7,029,088
5.25%, 6/18/2025 (a)	5,653,000	5,568,544
5.88%, 5/15/2026 (a)	7,308,000	7,224,250
MGM Resorts International:
4.75%, 10/15/2028 (b)	6,930,300	6,589,676
5.50%, 4/15/2027 (b)	7,519,000	7,456,818
6.50%, 4/15/2032	3,912,000	3,902,103
6.75%, 5/1/2025	4,375,222	4,373,822
Station Casinos LLC:
4.50%, 2/15/2028 (a)	6,605,000	6,222,306
4.63%, 12/1/2031 (a) (b)	4,492,000	4,043,294
6.63%, 3/15/2032 (a) (b)	4,717,000	4,765,113
Studio City Finance Ltd.:
5.00%, 1/15/2029 (a)	10,981,000	9,661,852
6.50%, 1/15/2028 (a)	5,978,000	5,695,002
Travel & Leisure Co.:
4.50%, 12/1/2029 (a) (b)	7,183,000	6,593,922
6.63%, 7/31/2026 (a)	7,662,000	7,717,396
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (a)	4,654,000	4,323,659
Wynn Macau Ltd.:
5.13%, 12/15/2029 (a)	10,299,000	9,380,432

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.50%, 1/15/2026 (a)	$9,664,000	$9,401,816
5.63%, 8/26/2028 (a)	13,516,000	12,794,516
		242,143,051
MACHINERY, CONSTRUCTION & MINING — 0.1%
Terex Corp. 5.00%, 5/15/2029 (a)	5,568,000	5,258,196
Vertiv Group Corp. 4.13%, 11/15/2028 (a)	8,094,000	7,530,739
		12,788,935
MACHINERY-DIVERSIFIED — 0.7%
Chart Industries, Inc.:
7.50%, 1/1/2030 (a)	13,919,000	14,456,691
9.50%, 1/1/2031 (a) (b)	5,363,000	5,839,717
Esab Corp. 6.25%, 4/15/2029 (a)	4,497,000	4,521,014
GrafTech Finance, Inc. 4.63%, 12/15/2028 (a)	5,107,000	3,285,078
Husky Injection Molding Systems Ltd./Titan Co.-Borrower LLC 9.00%, 2/15/2029 (a)	10,503,000	10,862,623
Maxim Crane Works Holdings Capital LLC 11.50%, 9/1/2028 (a)	3,879,000	4,205,728
SPX FLOW, Inc. 8.75%, 4/1/2030 (a) (b)	4,254,000	4,297,391
TK Elevator U.S. Newco, Inc. 5.25%, 7/15/2027 (a)	15,412,000	14,891,999
		62,360,241
MEDIA — 8.8%
Altice Financing SA:
5.00%, 1/15/2028 (a)	11,188,000	9,199,781
5.75%, 8/15/2029 (a)	19,850,000	15,871,464
AMC Networks, Inc.:
4.25%, 2/15/2029 (b)	9,073,400	6,432,859
10.25%, 1/15/2029 (a)	4,593,000	4,626,345
Cable One, Inc. 4.00%, 11/15/2030 (a) (b)	6,619,000	5,164,409
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/2031 (a)	28,972,000	23,581,470
4.25%, 1/15/2034 (a) (b)	18,624,000	14,055,905
4.50%, 8/15/2030 (a) (b)	25,009,000	21,007,810
4.50%, 5/1/2032	27,770,500	22,307,765
4.50%, 6/1/2033 (a)	16,120,000	12,580,370
4.75%, 3/1/2030 (a)	28,384,000	24,347,511
4.75%, 2/1/2032 (a)	13,328,000	10,890,575
5.38%, 6/1/2029 (a)	14,536,000	13,305,964
6.38%, 9/1/2029 (a) (b)	15,392,000	14,612,087
7.38%, 3/1/2031 (a)	12,647,000	12,400,636
Cequel Communications Holdings I LLC/Cequel Capital Corp. 7.50%, 4/1/2028 (a)	100,000	65,731
Security Description	Principal Amount	Value
CSC Holdings LLC:
3.38%, 2/15/2031 (a)	$9,472,000	$6,427,131
4.13%, 12/1/2030 (a) (b)	10,741,000	7,637,281
4.50%, 11/15/2031 (a)	13,620,000	9,638,602
4.63%, 12/1/2030 (a)	20,162,500	10,242,953
5.00%, 11/15/2031 (a)	4,757,000	2,409,658
5.75%, 1/15/2030 (a)	19,947,000	10,553,160
6.50%, 2/1/2029 (a)	2,510,000	2,133,500
7.50%, 4/1/2028 (a)	1,559,500	1,048,904
11.25%, 5/15/2028 (a)	9,779,000	9,698,812
11.75%, 1/31/2029 (a)	19,827,000	19,832,353
Directv Financing LLC 8.88%, 2/1/2030 (a)	8,961,000	8,938,956
Directv Financing LLC/Directv Financing Co.-Obligor, Inc. 5.88%, 8/15/2027 (a)	36,070,000	34,126,909
DISH DBS Corp.:
5.13%, 6/1/2029	15,284,000	6,404,455
5.25%, 12/1/2026 (a)	28,250,500	22,280,887
5.75%, 12/1/2028 (a)	24,964,000	17,165,246
7.38%, 7/1/2028	9,472,000	4,513,503
DISH Network Corp. 11.75%, 11/15/2027 (a)	34,641,333	35,385,775
GCI LLC 4.75%, 10/15/2028 (a)	5,168,000	4,742,312
Gray Television, Inc.:
4.75%, 10/15/2030 (a) (b)	8,744,000	5,740,961
5.38%, 11/15/2031 (a) (b)	11,930,000	7,831,091
iHeartCommunications, Inc.:
4.75%, 1/15/2028 (a) (b)	4,964,750	3,482,921
5.25%, 8/15/2027 (a) (b)	7,066,000	5,067,453
6.38%, 5/1/2026	7,493,026	6,379,712
8.38%, 5/1/2027	8,806,839	4,905,850
LCPR Senior Secured Financing DAC:
5.13%, 7/15/2029 (a)	7,955,000	6,642,584
6.75%, 10/15/2027 (a)	11,486,000	10,766,058
McGraw-Hill Education, Inc.:
5.75%, 8/1/2028 (a)	7,176,000	6,748,597
8.00%, 8/1/2029 (a) (b)	6,175,000	5,813,268
News Corp.:
3.88%, 5/15/2029 (a)	8,341,000	7,642,691
5.13%, 2/15/2032 (a)	4,147,000	3,907,552
Nexstar Media, Inc.:
4.75%, 11/1/2028 (a) (b)	8,901,500	8,114,607
5.63%, 7/15/2027 (a)	16,389,000	15,735,243
Paramount Global 5 yr. CMT + 4.00%, 6.38%, 3/30/2062 (b) (c)	10,097,000	9,313,271
Radiate Holdco LLC/Radiate Finance, Inc.:
4.50%, 9/15/2026 (a) (b)	8,239,000	6,553,136
6.50%, 9/15/2028 (a)	8,118,000	3,850,773
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	6,373,000	5,079,026

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Sinclair Television Group, Inc.:
4.13%, 12/1/2030 (a)	$7,085,000	$5,151,716
5.50%, 3/1/2030 (a) (b)	818,000	589,369
Sirius XM Radio, Inc.:
3.13%, 9/1/2026 (a)	7,700,000	7,219,289
3.88%, 9/1/2031 (a) (b)	15,556,000	12,965,148
4.00%, 7/15/2028 (a)	17,529,000	16,039,035
4.13%, 7/1/2030 (a)	15,943,000	13,938,168
5.50%, 7/1/2029 (a)	10,839,000	10,320,029
Sunrise FinCo I BV 4.88%, 7/15/2031 (a)	11,941,018	10,652,463
TEGNA, Inc.:
4.63%, 3/15/2028	10,485,000	9,641,062
4.75%, 3/15/2026 (a)	4,248,000	4,166,438
5.00%, 9/15/2029	11,197,000	10,043,597
Townsquare Media, Inc. 6.88%, 2/1/2026 (a) (b)	5,802,000	5,660,431
Univision Communications, Inc.:
4.50%, 5/1/2029 (a) (b)	8,762,000	7,824,641
6.63%, 6/1/2027 (a)	14,358,000	14,054,185
7.38%, 6/30/2030 (a) (b)	8,388,000	8,300,010
8.00%, 8/15/2028 (a) (b)	13,641,500	13,902,053
Urban One, Inc. 7.38%, 2/1/2028 (a) (b)	6,932,000	5,901,905
Videotron Ltd. 3.63%, 6/15/2029 (a) (b)	4,810,000	4,344,151
Virgin Media Finance PLC 5.00%, 7/15/2030 (a) (b)	9,020,000	7,625,779
Virgin Media Secured Finance PLC:
4.50%, 8/15/2030 (a)	10,661,000	9,221,872
5.50%, 5/15/2029 (a)	12,077,000	11,164,100
Virgin Media Vendor Financing Notes IV DAC 5.00%, 7/15/2028 (a)	4,493,000	4,122,687
VZ Secured Financing BV 5.00%, 1/15/2032 (a)	14,852,000	12,751,036
Ziggo Bond Co. BV 5.13%, 2/28/2030 (a) (b)	4,426,000	3,785,248
Ziggo BV 4.88%, 1/15/2030 (a)	9,305,000	8,349,842
		764,940,127
METAL FABRICATE & HARDWARE — 0.1%
Advanced Drainage Systems, Inc. 6.38%, 6/15/2030 (a)	4,622,000	4,643,585
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (a)	4,929,000	4,515,999
		9,159,584
MINING — 1.3%
Alcoa Nederland Holding BV:
4.13%, 3/31/2029 (a) (b)	3,580,000	3,289,411
7.13%, 3/15/2031 (a)	7,193,000	7,328,876
Security Description	Principal Amount	Value
Arsenal AIC Parent LLC:
8.00%, 10/1/2030 (a)	$6,807,000	$7,145,444
11.50%, 10/1/2031 (a)	5,891,000	6,559,511
Compass Minerals International, Inc. 6.75%, 12/1/2027 (a)	6,010,000	5,804,698
Constellium SE 3.75%, 4/15/2029 (a)	4,367,000	3,932,309
FMG Resources August 2006 Pty. Ltd.:
4.38%, 4/1/2031 (a)	14,037,000	12,546,271
4.50%, 9/15/2027 (a)	5,754,000	5,520,790
5.88%, 4/15/2030 (a)	8,095,000	7,958,518
6.13%, 4/15/2032 (a)	6,863,000	6,784,968
Hudbay Minerals, Inc.:
4.50%, 4/1/2026	1,385,000	1,338,339
4.50%, 4/1/2026 (a)	1,242,000	1,200,157
6.13%, 4/1/2029 (a)	1,170,000	1,156,615
6.13%, 4/1/2029	4,483,000	4,431,714
Kaiser Aluminum Corp.:
4.50%, 6/1/2031 (a) (b)	5,675,000	5,029,015
4.63%, 3/1/2028 (a) (b)	5,204,000	4,891,188
Novelis Corp.:
3.25%, 11/15/2026 (a)	8,363,000	7,796,909
3.88%, 8/15/2031 (a)	6,976,000	5,994,826
4.75%, 1/30/2030 (a)	15,547,000	14,340,086
		113,049,645
MISCELLANEOUS MANUFACTURER — 0.3%
Calderys Financing LLC 11.25%, 6/1/2028 (a)	5,292,000	5,693,610
FXI Holdings, Inc. 12.25%, 11/15/2026 (a) (b)	7,514,000	7,520,387
Gates Global LLC/Gates Corp. 6.25%, 1/15/2026 (a) (b)	2,628,000	2,621,299
Hillenbrand, Inc. 6.25%, 2/15/2029	4,471,000	4,505,918
LSB Industries, Inc. 6.25%, 10/15/2028 (a)	5,372,000	5,172,430
		25,513,644
OFFICE & BUSINESS EQUIPMENT — 0.2%
Xerox Holdings Corp.:
5.50%, 8/15/2028 (a)	7,575,000	6,896,431
8.88%, 11/30/2029 (a)	5,991,000	6,102,193
		12,998,624
OIL & GAS — 5.6%
Aethon United BR LP/Aethon United Finance Corp. 8.25%, 2/15/2026 (a)	8,448,000	8,550,052
Antero Resources Corp. 5.38%, 3/1/2030 (a)	4,698,700	4,513,806
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 8.25%, 12/31/2028 (a) (b)	5,734,000	5,889,449

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Baytex Energy Corp.:
7.38%, 3/15/2032 (a)	$6,521,000	$6,590,253
8.50%, 4/30/2030 (a)	8,639,000	9,013,241
Borr IHC Ltd./Borr Finance LLC 10.00%, 11/15/2028 (a)	869,000	907,401
California Resources Corp. 7.13%, 2/1/2026 (a) (b)	5,955,000	5,986,800
Callon Petroleum Co.:
7.50%, 6/15/2030 (a)	4,125,000	4,367,426
8.00%, 8/1/2028 (a)	6,124,000	6,400,989
Chesapeake Energy Corp.:
5.50%, 2/1/2026 (a)	3,373,000	3,350,401
5.88%, 2/1/2029 (a)	4,187,000	4,149,945
6.75%, 4/15/2029 (a)	9,233,000	9,341,488
Civitas Resources, Inc.:
8.38%, 7/1/2028 (a)	13,388,000	14,083,373
8.63%, 11/1/2030 (a)	9,587,000	10,292,028
8.75%, 7/1/2031 (a)	12,673,000	13,569,488
CNX Resources Corp.:
6.00%, 1/15/2029 (a)	5,034,000	4,933,521
7.38%, 1/15/2031 (a) (b)	4,608,000	4,688,640
Comstock Resources, Inc.:
5.88%, 1/15/2030 (a)	10,258,000	9,290,260
6.75%, 3/1/2029 (a) (b)	11,130,000	10,613,791
Crescent Energy Finance LLC:
7.25%, 5/1/2026 (a)	6,371,000	6,495,680
7.63%, 4/1/2032 (a)	6,625,000	6,679,988
9.25%, 2/15/2028 (a)	9,275,000	9,796,997
CVR Energy, Inc.:
5.75%, 2/15/2028 (a)	600,000	563,976
8.50%, 1/15/2029 (a)	7,571,000	7,667,530
Diamond Foreign Asset Co./Diamond Finance LLC 8.50%, 10/1/2030 (a)	6,084,000	6,410,528
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	7,945,000	8,030,011
EQT Corp. 3.90%, 10/1/2027	300	285
Gulfport Energy Corp. 8.00%, 5/17/2026	2,459,408	2,496,668
Harbour Energy PLC 5.50%, 10/15/2026 (a)	5,116,000	4,993,063
Hilcorp Energy I LP/Hilcorp Finance Co.:
5.75%, 2/1/2029 (a)	5,353,000	5,220,995
6.00%, 4/15/2030 (a)	4,593,000	4,493,837
6.00%, 2/1/2031 (a)	5,630,000	5,486,829
6.25%, 4/15/2032 (a)	4,975,000	4,909,231
8.38%, 11/1/2033 (a)	7,296,000	7,896,826
Indigo Natural Resources LLC 5.38%, 2/1/2029 (a)	360,000	366,746
Ithaca Energy North Sea PLC 9.00%, 7/15/2026 (a) (b)	5,910,000	5,966,559
Matador Resources Co.:
6.50%, 4/15/2032 (a)	7,187,000	7,199,577
Security Description	Principal Amount	Value
6.88%, 4/15/2028 (a)	$5,103,000	$5,224,196
MEG Energy Corp. 5.88%, 2/1/2029 (a)	5,664,000	5,570,544
Nabors Industries Ltd. 7.25%, 1/15/2026 (a)	5,099,000	5,062,134
Nabors Industries, Inc.:
7.38%, 5/15/2027 (a)	6,334,000	6,322,472
9.13%, 1/31/2030 (a)	7,395,333	7,690,924
Noble Finance II LLC 8.00%, 4/15/2030 (a)	5,159,000	5,374,233
Northern Oil & Gas, Inc.:
8.13%, 3/1/2028 (a) (b)	7,005,000	7,112,947
8.75%, 6/15/2031 (a)	4,894,000	5,169,679
Parkland Corp.:
4.50%, 10/1/2029 (a)	7,478,000	6,916,477
4.63%, 5/1/2030 (a)	8,267,000	7,621,430
5.88%, 7/15/2027 (a)	5,309,000	5,263,024
PBF Holding Co. LLC/PBF Finance Corp.:
6.00%, 2/15/2028 (b)	7,565,200	7,437,046
7.88%, 9/15/2030 (a)	4,555,000	4,720,028
Permian Resources Operating LLC:
5.88%, 7/1/2029 (a)	6,999,000	6,882,817
7.00%, 1/15/2032 (a)	8,214,000	8,515,207
8.00%, 4/15/2027 (a)	5,697,000	5,870,246
9.88%, 7/15/2031 (a) (b)	5,829,000	6,490,592
Petrofac Ltd. 9.75%, 11/15/2026 (a)	3,952,000	1,603,050
Range Resources Corp.:
4.75%, 2/15/2030 (a) (b)	4,033,000	3,761,014
8.25%, 1/15/2029	4,240,000	4,410,066
Rockcliff Energy II LLC 5.50%, 10/15/2029 (a)	7,008,000	6,554,092
Seadrill Finance Ltd. 8.38%, 8/1/2030 (a)	6,135,000	6,438,867
Sitio Royalties Operating Partnership LP/Sitio Finance Corp. 7.88%, 11/1/2028 (a)	5,682,000	5,871,779
Southwestern Energy Co.:
4.75%, 2/1/2032	9,626,000	8,862,081
5.38%, 2/1/2029	7,246,000	7,042,098
5.38%, 3/15/2030	10,825,000	10,428,588
Strathcona Resources Ltd. 6.88%, 8/1/2026 (a) (b)	4,489,000	4,492,457
Sunoco LP/Sunoco Finance Corp.:
4.50%, 5/15/2029	7,476,000	6,961,053
4.50%, 4/30/2030	8,516,000	7,811,216
7.00%, 9/15/2028 (a)	5,048,000	5,158,652
Talos Production, Inc.:
9.00%, 2/1/2029 (a)	6,442,000	6,846,235
9.38%, 2/1/2031 (a)	6,884,000	7,327,605

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Transocean Titan Financing Ltd. 8.38%, 2/1/2028 (a)	$5,071,000	$5,277,491
Transocean, Inc.:
8.00%, 2/1/2027 (a)	6,089,000	6,046,133
8.75%, 2/15/2030 (a)	10,653,325	11,109,394
11.50%, 1/30/2027 (a)	5,380,000	5,608,435
Valaris Ltd. 8.38%, 4/30/2030 (a)	10,990,000	11,318,271
Vital Energy, Inc.:
7.88%, 4/15/2032 (a)	9,441,000	9,597,721
9.75%, 10/15/2030	5,654,000	6,180,274
		487,158,246
OIL & GAS SERVICES — 0.7%
Archrock Partners LP/Archrock Partners Finance Corp.:
6.25%, 4/1/2028 (a)	8,799,000	8,686,637
6.88%, 4/1/2027 (a)	83,000	83,232
CGG SA 8.75%, 4/1/2027 (a) (b)	4,627,000	4,192,571
Enerflex Ltd. 9.00%, 10/15/2027 (a)	6,898,000	7,085,626
KCA Deutag U.K. Finance PLC 9.88%, 12/1/2025 (a)	4,699,000	4,735,840
Kodiak Gas Services LLC 7.25%, 2/15/2029 (a)	7,472,000	7,616,957
Oceaneering International, Inc. 6.00%, 2/1/2028	643,000	619,215
USA Compression Partners LP/USA Compression Finance Corp.:
6.88%, 9/1/2027	3,161,000	3,165,204
7.13%, 3/15/2029 (a)	9,530,000	9,637,975
Weatherford International Ltd. 8.63%, 4/30/2030 (a) (b)	14,090,000	14,709,537
		60,532,794
PACKAGING & CONTAINERS — 2.7%
ARD Finance SA 6.50%, 6/30/2027 (a)	4,000	1,349
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.25%, 9/1/2028 (a)	5,688,000	4,913,920
4.00%, 9/1/2029 (a) (b)	10,152,000	8,184,847
6.00%, 6/15/2027 (a)	5,306,000	5,163,746
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.13%, 8/15/2026 (a) (b)	11,590,000	10,513,637
5.25%, 4/30/2025 (a) (b)	5,957,000	5,750,113
5.25%, 8/15/2027 (a) (b)	16,853,000	10,591,989
Ball Corp.:
2.88%, 8/15/2030	11,500,000	9,821,460
3.13%, 9/15/2031	8,571,000	7,303,692
Security Description	Principal Amount	Value
6.00%, 6/15/2029	$8,432,000	$8,510,165
6.88%, 3/15/2028	5,861,000	6,012,331
Berry Global, Inc. 5.63%, 7/15/2027 (a) (b)	3,564,000	3,520,056
Clydesdale Acquisition Holdings, Inc.:
6.63%, 4/15/2029 (a)	4,433,000	4,427,104
8.75%, 4/15/2030 (a) (b)	10,583,000	10,397,162
Crown Americas LLC 5.25%, 4/1/2030	5,017,000	4,840,753
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	5,513,000	5,001,118
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co.-Issuer LLC 6.00%, 9/15/2028 (a)	6,199,000	5,910,499
LABL, Inc.:
5.88%, 11/1/2028 (a)	6,098,000	5,619,307
6.75%, 7/15/2026 (a)	8,085,000	7,981,431
10.50%, 7/15/2027 (a) (b)	6,947,000	6,890,938
Mauser Packaging Solutions Holding Co.:
7.25%, 4/15/2025 (a)	50	49
7.88%, 8/15/2026 (a)	25,250,000	25,730,255
9.25%, 4/15/2027 (a)	13,216,000	13,109,479
Owens-Brockway Glass Container, Inc.:
6.63%, 5/13/2027 (a) (b)	4,825,000	4,826,978
7.25%, 5/15/2031 (a) (b)	6,767,000	6,888,671
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc. 4.38%, 10/15/2028 (a)	4,681,000	4,370,041
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC 4.00%, 10/15/2027 (a) (b)	9,183,000	8,578,483
Sealed Air Corp./Sealed Air Corp. U.S. 6.13%, 2/1/2028 (a)	8,441,000	8,465,394
Silgan Holdings, Inc. 4.13%, 2/1/2028	6,264,000	5,928,563
Trident TPI Holdings, Inc. 12.75%, 12/31/2028 (a)	6,951,000	7,419,289
Trivium Packaging Finance BV:
5.50%, 8/15/2026 (a)	8,683,998	8,548,354
8.50%, 8/15/2027 (a) (b)	7,456,000	7,366,230
		232,587,403
PHARMACEUTICALS — 1.9%
180 Medical, Inc. 3.88%, 10/15/2029 (a)	5,335,000	4,807,422
AdaptHealth LLC:
4.63%, 8/1/2029 (a)	5,518,000	4,744,100
5.13%, 3/1/2030 (a) (b)	5,896,000	5,142,373

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Bausch Health Americas, Inc. 8.50%, 1/31/2027 (a)	$500	$296
Bausch Health Cos., Inc.:
4.88%, 6/1/2028 (a)	15,595,000	8,497,871
5.25%, 1/30/2030 (a)	6,619,000	2,787,129
5.75%, 8/15/2027 (a)	5,784,000	3,329,386
6.13%, 2/1/2027 (a)	9,446,000	5,892,320
6.25%, 2/15/2029 (a)	7,268,000	3,154,167
11.00%, 9/30/2028 (a) (b)	16,562,000	11,054,141
BellRing Brands, Inc. 7.00%, 3/15/2030 (a)	6,694,000	6,896,226
Cheplapharm Arzneimittel GmbH 5.50%, 1/15/2028 (a)	6,037,000	5,787,853
Grifols SA 4.75%, 10/15/2028 (a) (b)	6,985,000	5,780,297
Herbalife Nutrition Ltd./HLF Financing, Inc. 7.88%, 9/1/2025 (a)	6,161,000	6,160,569
HLF Financing SARL LLC/Herbalife International, Inc. 4.88%, 6/1/2029 (a) (b)	5,864,000	4,078,002
Jazz Securities DAC 4.38%, 1/15/2029 (a)	13,700,000	12,761,139
Kedrion SpA 6.50%, 9/1/2029 (a) (b)	7,969,000	7,265,019
Mallinckrodt CB LLC Zero Coupon, 12/1/2028	1,818,000	1,646,072
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 14.75%, 11/14/2028 (a) (b)	8,005,000	8,777,482
Option Care Health, Inc. 4.38%, 10/31/2029 (a)	3,595,000	3,299,311
Organon & Co./Organon Foreign Debt Co.-Issuer BV:
4.13%, 4/30/2028 (a)	18,356,000	17,100,082
5.13%, 4/30/2031 (a) (b)	17,662,000	15,641,644
Owens & Minor, Inc. 6.63%, 4/1/2030 (a) (b)	5,185,000	5,144,972
Perrigo Finance Unlimited Co. 4.65%, 6/15/2030	7,724,000	7,101,368
Prestige Brands, Inc. 3.75%, 4/1/2031 (a)	4,512,000	3,929,411
		160,778,652
PIPELINES — 5.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.38%, 6/15/2029 (a)	6,887,000	6,624,536
5.75%, 3/1/2027 (a)	1,104,500	1,089,700
5.75%, 1/15/2028 (a)	6,149,500	6,052,399
6.63%, 2/1/2032 (a)	5,908,000	5,933,227
7.88%, 5/15/2026 (a)	2,387,000	2,434,310
Security Description	Principal Amount	Value
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.63%, 12/15/2025 (a)	$5,632,000	$5,677,732
Buckeye Partners LP 4.50%, 3/1/2028 (a)	6,287,000	5,973,090
CQP Holdco LP/BIP-V Chinook Holdco LLC:
5.50%, 6/15/2031 (a)	11,916,000	11,256,449
7.50%, 12/15/2033 (a)	5,552,000	5,724,445
Delek Logistics Partners LP/Delek Logistics Finance Corp. 8.63%, 3/15/2029 (a)	6,762,000	6,905,895
DT Midstream, Inc.:
4.13%, 6/15/2029 (a)	10,195,000	9,388,678
4.38%, 6/15/2031 (a)	7,074,000	6,407,346
Energy Transfer LP 5 yr. CMT + 4.02%, 8.00%, 5/15/2054 (c)	8,962,000	9,370,040
EnLink Midstream LLC:
5.63%, 1/15/2028 (a)	2,700,000	2,675,484
6.50%, 9/1/2030 (a) (b)	5,229,000	5,377,974
EQM Midstream Partners LP:
4.50%, 1/15/2029 (a)	6,659,000	6,246,608
4.75%, 1/15/2031 (a) (b)	8,957,000	8,341,385
6.38%, 4/1/2029 (a)	5,536,000	5,574,918
6.50%, 7/1/2027 (a)	9,503,000	9,594,704
7.50%, 6/1/2027 (a)	5,338,999	5,473,649
7.50%, 6/1/2030 (a)	4,465,000	4,773,308
FTAI Infra Escrow Holdings LLC 10.50%, 6/1/2027 (a)	7,349,000	7,642,005
Genesis Energy LP/Genesis Energy Finance Corp.:
7.75%, 2/1/2028 (b)	7,009,500	7,045,178
8.00%, 1/15/2027	9,786,000	9,885,328
8.25%, 1/15/2029	7,047,000	7,236,635
8.88%, 4/15/2030	4,851,000	5,079,773
Harvest Midstream I LP 7.50%, 9/1/2028 (a)	8,580,000	8,684,075
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp. 5.63%, 2/15/2026 (a)	31,000	31,202
Hess Midstream Operations LP:
4.25%, 2/15/2030 (a)	6,633,000	6,097,253
5.13%, 6/15/2028 (a)	5,427,000	5,249,374
5.63%, 2/15/2026 (a)	6,284,000	6,232,094
Holly Energy Partners LP/Holly Energy Finance Corp. 5.00%, 2/1/2028 (a)	500	474
Howard Midstream Energy Partners LLC 8.88%, 7/15/2028 (a)	5,602,000	5,921,146

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
ITT Holdings LLC 6.50%, 8/1/2029 (a)	$11,790,000	$10,765,685
Kinetik Holdings LP:
5.88%, 6/15/2030 (a)	8,016,000	7,839,327
6.63%, 12/15/2028 (a)	8,481,666	8,626,703
New Fortress Energy, Inc.:
6.50%, 9/30/2026 (a)	14,071,000	13,551,780
6.75%, 9/15/2025 (a)	8,774,000	8,714,074
8.75%, 3/15/2029 (a) (b)	7,799,000	7,771,470
NGL Energy Operating LLC/NGL Energy Finance Corp.:
8.13%, 2/15/2029 (a)	9,702,000	9,937,468
8.38%, 2/15/2032 (a)	11,940,000	12,243,395
Northriver Midstream Finance LP 5.63%, 2/15/2026 (a)	5,615,000	5,558,850
NuStar Logistics LP:
5.75%, 10/1/2025	5,656,000	5,632,301
6.00%, 6/1/2026	5,827,000	5,809,111
6.38%, 10/1/2030 (b)	6,322,000	6,379,783
Rockies Express Pipeline LLC 4.95%, 7/15/2029 (a)	4,875,000	4,559,588
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 9.00%, 10/15/2026 (a) (e)	9,465,000	9,574,605
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.:
6.00%, 12/31/2030 (a)	7,257,000	6,891,102
7.38%, 2/15/2029 (a)	8,707,000	8,756,717
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.50%, 7/15/2027	500	506
Venture Global Calcasieu Pass LLC:
3.88%, 8/15/2029 (a)	11,718,000	10,549,247
3.88%, 11/1/2033 (a)	10,733,000	9,126,055
4.13%, 8/15/2031 (a)	11,286,000	10,050,747
6.25%, 1/15/2030 (a)	10,909,000	10,982,527
Venture Global LNG, Inc.:
8.13%, 6/1/2028 (a)	21,601,000	22,038,204
8.38%, 6/1/2031 (a)	21,975,000	22,684,793
9.50%, 2/1/2029 (a)	28,148,000	30,344,388
9.88%, 2/1/2032 (a)	19,359,000	20,870,164
		469,259,004
REAL ESTATE — 0.8%
Anywhere Real Estate Group LLC/Anywhere Co.-Issuer Corp. 7.00%, 4/15/2030 (a)	6,231,000	5,540,231
Security Description	Principal Amount	Value
Cushman & Wakefield U.S. Borrower LLC 6.75%, 5/15/2028 (a) (b)	$8,143,000	$8,041,538
Five Point Operating Co. LP/Five Point Capital Corp. 10.50%, 1/15/2028 (a)	4,962,000	5,113,639
Howard Hughes Corp.:
4.13%, 2/1/2029 (a)	6,242,000	5,611,496
4.38%, 2/1/2031 (a)	5,954,000	5,167,655
5.38%, 8/1/2028 (a)	6,815,000	6,544,308
Hunt Cos., Inc. 5.25%, 4/15/2029 (a)	6,207,000	5,671,150
Kennedy-Wilson, Inc.:
4.75%, 3/1/2029	5,634,000	4,641,965
4.75%, 2/1/2030 (b)	6,382,000	5,095,580
5.00%, 3/1/2031	5,644,000	4,381,550
Newmark Group, Inc. 7.50%, 1/12/2029 (a)	6,640,000	6,827,314
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.75%, 1/15/2029 (a) (b)	5,419,000	3,839,362
		66,475,788
REAL ESTATE INVESTMENT TRUSTS — 3.5%
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/2029 (a)	4,955,000	4,176,272
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC:
4.50%, 4/1/2027 (a)	7,810,000	7,127,562
5.75%, 5/15/2026 (a) (b)	8,763,000	8,621,565
Diversified Healthcare Trust:
Zero Coupon, 1/15/2026 (a)	7,586,000	6,436,873
4.38%, 3/1/2031	5,223,000	3,897,612
4.75%, 2/15/2028	3,000	2,421
9.75%, 6/15/2025	4,244,000	4,245,485
Global Net Lease, Inc./Global Net Lease Operating Partnership LP 3.75%, 12/15/2027 (a)	5,011,000	4,297,083
HAT Holdings I LLC/HAT Holdings II LLC:
3.38%, 6/15/2026 (a) (b)	9,660,000	9,094,310
8.00%, 6/15/2027 (a)	7,288,000	7,607,360
Hudson Pacific Properties LP 4.65%, 4/1/2029 (b)	501,000	427,869
Iron Mountain Information Management Services, Inc. 5.00%, 7/15/2032 (a)	6,874,000	6,274,381
Iron Mountain, Inc.:
REIT, 4.50%, 2/15/2031 (a)	10,367,000	9,366,170
4.88%, 9/15/2029 (a)	9,484,000	8,893,336
5.00%, 7/15/2028 (a) (b)	6,489,000	6,202,446
5.25%, 7/15/2030 (a)	13,483,000	12,754,513
5.63%, 7/15/2032 (a) (b)	7,004,000	6,614,437

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
7.00%, 2/15/2029 (a)	$10,334,000	$10,536,030
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
4.25%, 2/1/2027 (a)	6,904,000	6,454,619
4.75%, 6/15/2029 (a)	5,243,000	4,763,528
MPT Operating Partnership LP/MPT Finance Corp.:
3.50%, 3/15/2031 (b)	11,604,000	8,044,125
4.63%, 8/1/2029	8,469,000	6,491,912
Necessity Retail REIT, Inc./American Finance Operating Partner LP 4.50%, 9/30/2028 (a)	5,270,000	4,511,647
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer:
4.88%, 5/15/2029 (a)	6,684,000	6,222,804
5.88%, 10/1/2028 (a)	6,730,000	6,613,369
7.50%, 6/1/2025 (a)	2,826,500	2,833,764
RHP Hotel Properties LP/RHP Finance Corp.:
4.50%, 2/15/2029 (a)	4,552,000	4,249,611
4.75%, 10/15/2027	6,703,000	6,455,525
6.50%, 4/1/2032 (a)	8,924,000	8,949,523
Rithm Capital Corp.:
6.25%, 10/15/2025 (a) (b)	2,715,000	2,694,692
8.00%, 4/1/2029 (a)	8,209,000	7,966,917
RLJ Lodging Trust LP:
3.75%, 7/1/2026 (a)	4,196,000	3,996,648
4.00%, 9/15/2029 (a)	4,240,000	3,740,570
SBA Communications Corp.:
3.13%, 2/1/2029	12,174,500	10,790,016
3.88%, 2/15/2027	11,909,500	11,344,871
Service Properties Trust:
7.50%, 9/15/2025	7,240,000	7,332,672
8.63%, 11/15/2031 (a)	9,438,000	10,073,555
Starwood Property Trust, Inc.:
4.38%, 1/15/2027 (a)	5,055,000	4,755,137
7.25%, 4/1/2029 (a)	8,055,000	8,118,232
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6.00%, 1/15/2030 (a)	6,501,000	4,853,257
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC:
4.75%, 4/15/2028 (a)	6,037,000	5,268,188
6.50%, 2/15/2029 (a)	10,275,000	7,973,400
10.50%, 2/15/2028 (a)	24,478,000	25,392,253
XHR LP:
4.88%, 6/1/2029 (a)	4,874,000	4,513,470
6.38%, 8/15/2025 (a)	3,396,000	3,397,902
		304,377,932
Security Description	Principal Amount	Value
RETAIL — 5.3%
1011778 BC ULC/New Red Finance, Inc.:
3.50%, 2/15/2029 (a)	$5,764,000	$5,264,088
3.88%, 1/15/2028 (a)	14,844,500	13,951,900
4.00%, 10/15/2030 (a)	26,483,000	23,596,353
4.38%, 1/15/2028 (a)	7,521,000	7,109,601
5.75%, 4/15/2025 (a)	3,369,500	3,361,346
Asbury Automotive Group, Inc.:
4.63%, 11/15/2029 (a) (b)	7,943,000	7,348,864
5.00%, 2/15/2032 (a)	6,189,000	5,606,553
Bath & Body Works, Inc.:
6.63%, 10/1/2030 (a) (b)	8,321,000	8,514,380
7.50%, 6/15/2029 (b)	2,778,000	2,893,620
Beacon Roofing Supply, Inc. 6.50%, 8/1/2030 (a)	4,789,000	4,862,176
Carvana Co.:
12.00%, 12/1/2028 (a)	1,899	1,857
13.00%, 6/1/2030 (a)	2,474	2,425
14.00%, 6/1/2031 (a)	5,446	5,474
CEC Entertainment LLC 6.75%, 5/1/2026 (a)	7,732,000	7,665,196
eG Global Finance PLC 12.00%, 11/30/2028 (a)	10,341,000	10,998,377
Ferrellgas LP/Ferrellgas Finance Corp.:
5.38%, 4/1/2026 (a)	5,376,000	5,259,448
5.88%, 4/1/2029 (a) (b)	7,350,000	7,007,196
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.:
4.63%, 1/15/2029 (a)	9,755,000	8,954,114
6.75%, 1/15/2030 (a) (b)	11,577,000	10,391,399
FirstCash, Inc.:
4.63%, 9/1/2028 (a)	4,266,500	4,016,398
5.63%, 1/1/2030 (a)	5,466,000	5,199,860
6.88%, 3/1/2032 (a)	5,306,000	5,309,608
Gap, Inc.:
3.63%, 10/1/2029 (a)	6,720,000	5,886,922
3.88%, 10/1/2031 (a)	6,886,000	5,824,179
Global Auto Holdings Ltd./AAG FH U.K. Ltd.:
8.38%, 1/15/2029 (a)	5,461,000	5,338,892
8.75%, 1/15/2032 (a)	6,704,000	6,488,936
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	8,044,500	7,414,053
Guitar Center, Inc. 8.50%, 1/15/2026 (a) (b)	5,660,000	4,995,459
IRB Holding Corp. 7.00%, 6/15/2025 (a)	5,629,000	5,636,205
Kohl's Corp. 4.63%, 5/1/2031	5,271,000	4,437,549
LBM Acquisition LLC 6.25%, 1/15/2029 (a) (b)	7,610,000	7,136,430

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
LCM Investments Holdings II LLC:
4.88%, 5/1/2029 (a)	$10,720,000	$9,851,251
8.25%, 8/1/2031 (a)	8,361,000	8,740,088
Lithia Motors, Inc.:
3.88%, 6/1/2029 (a) (b)	8,030,000	7,244,827
4.38%, 1/15/2031 (a) (b)	5,799,000	5,194,976
LSF9 Atlantis Holdings LLC/Victra Finance Corp. 7.75%, 2/15/2026 (a)	9,277,000	9,208,350
Macy's Retail Holdings LLC 5.88%, 4/1/2029 (a) (b)	6,580,000	6,463,008
Michaels Cos., Inc.:
5.25%, 5/1/2028 (a) (b)	8,399,000	7,134,111
7.88%, 5/1/2029 (a)	12,315,000	9,235,511
Murphy Oil USA, Inc.:
3.75%, 2/15/2031 (a)	4,992,000	4,360,212
4.75%, 9/15/2029	5,316,000	5,043,874
NMG Holding Co., Inc./Neiman Marcus Group LLC 7.13%, 4/1/2026 (a)	11,129,000	10,909,647
Nordstrom, Inc. 4.38%, 4/1/2030 (b)	6,288,000	5,683,597
Penske Automotive Group, Inc.:
3.50%, 9/1/2025	4,521,000	4,401,329
3.75%, 6/15/2029	5,872,000	5,263,191
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/2028 (a)	10,210,000	9,534,302
7.75%, 2/15/2029 (a)	10,977,000	10,689,403
QVC, Inc.:
4.38%, 9/1/2028	5,283,000	4,232,740
4.75%, 2/15/2027 (b)	5,799,000	5,157,979
Raising Cane's Restaurants LLC 9.38%, 5/1/2029 (a)	5,108,000	5,520,726
Sally Holdings LLC/Sally Capital, Inc. 6.75%, 3/1/2032	6,788,000	6,735,529
Sonic Automotive, Inc.:
4.63%, 11/15/2029 (a) (b)	7,267,000	6,525,185
4.88%, 11/15/2031 (a) (b)	4,654,000	4,071,226
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.38%, 9/30/2026 (a)	7,177,000	7,122,096
SRS Distribution, Inc.:
4.63%, 7/1/2028 (a)	6,283,000	6,334,709
6.00%, 12/1/2029 (a)	7,926,000	8,093,239
Staples, Inc.:
7.50%, 4/15/2026 (a)	19,352,000	18,885,617
10.75%, 4/15/2027 (a) (b)	9,523,000	9,058,659
Security Description	Principal Amount	Value
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.00%, 6/1/2031 (a)	$6,012,000	$5,477,473
Superior Plus LP/Superior General Partner, Inc. 4.50%, 3/15/2029 (a)	6,506,000	6,012,780
Victoria's Secret & Co. 4.63%, 7/15/2029 (a) (b)	6,308,000	5,176,723
Walgreens Boots Alliance, Inc. 3.20%, 4/15/2030	4,414,000	3,844,197
White Cap Buyer LLC 6.88%, 10/15/2028 (a)	4,351,000	4,268,853
Yum! Brands, Inc.:
3.63%, 3/15/2031	9,540,000	8,442,232
4.63%, 1/31/2032	8,527,000	7,881,421
4.75%, 1/15/2030 (a)	9,099,000	8,632,312
5.38%, 4/1/2032	8,449,000	8,184,969
		459,095,200
SEMICONDUCTORS — 0.1%
Entegris, Inc. 5.95%, 6/15/2030 (a)	7,398,000	7,312,923
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	5,896,000	5,417,599
		12,730,522
SOFTWARE — 3.0%
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a) (b)	21,804,000	19,964,615
Boxer Parent Co., Inc. 7.13%, 10/2/2025 (a)	3,989,000	3,990,596
Camelot Finance SA 4.50%, 11/1/2026 (a)	7,991,000	7,688,301
CDK Global II LLC 5.25%, 5/15/2029 (a)	21,000	20,047
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc. 8.00%, 6/15/2029 (a)	7,879,000	8,161,305
Central Parent, Inc./CDK Global, Inc. 7.25%, 6/15/2029 (a)	7,135,000	7,288,973
Clarivate Science Holdings Corp.:
3.88%, 7/1/2028 (a)	7,796,000	7,213,405
4.88%, 7/1/2029 (a) (b)	8,568,000	7,926,171
Cloud Software Group, Inc.:
6.50%, 3/31/2029 (a)	38,810,000	36,853,588
9.00%, 9/30/2029 (a) (b)	36,281,000	34,811,619
Consensus Cloud Solutions, Inc. 6.50%, 10/15/2028 (a) (b)	6,096,000	5,418,003
Elastic NV 4.13%, 7/15/2029 (a)	4,865,000	4,374,851
Fair Isaac Corp. 4.00%, 6/15/2028 (a)	6,947,000	6,492,180

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
MicroStrategy, Inc. 6.13%, 6/15/2028 (a)	$5,085,000	$4,912,008
Open Text Corp.:
3.88%, 2/15/2028 (a)	7,149,000	6,619,759
3.88%, 12/1/2029 (a)	8,240,000	7,349,009
Open Text Holdings, Inc.:
4.13%, 2/15/2030 (a)	9,779,000	8,764,331
4.13%, 12/1/2031 (a) (b)	6,634,000	5,819,345
Playtika Holding Corp. 4.25%, 3/15/2029 (a)	5,324,000	4,608,401
PTC, Inc. 4.00%, 2/15/2028 (a)	4,538,000	4,241,850
Rackspace Technology Global, Inc. 3.50%, 2/15/2028 (a)	3,082,000	923,922
ROBLOX Corp. 3.88%, 5/1/2030 (a)	8,859,000	7,806,285
Rocket Software, Inc. 6.50%, 2/15/2029 (a)	5,594,000	4,783,709
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	3,252,000	3,177,497
Twilio, Inc.:
3.63%, 3/15/2029	4,775,000	4,295,447
3.88%, 3/15/2031	6,325,000	5,527,797
UKG, Inc. 6.88%, 2/1/2031 (a)	20,287,000	20,672,656
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.50%, 9/1/2025 (a)	16,830,000	15,427,388
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.88%, 2/1/2029 (a)	6,108,000	5,493,352
		260,626,410
TELECOMMUNICATIONS — 4.2%
Altice France Holding SA:
6.00%, 2/15/2028 (a)	10,620,500	2,909,486
10.50%, 5/15/2027 (a)	14,292,000	5,277,607
Altice France SA:
5.13%, 7/15/2029 (a)	22,638,000	15,310,758
5.50%, 1/15/2028 (a)	11,303,000	8,061,187
5.50%, 10/15/2029 (a)	18,736,500	12,612,100
Avanti Communications Group PLC 9.00%, 10/1/2022 (a) (f)	146,527	—
British Telecommunications PLC:
5 yr. CMT + 2.99%, 4.25%, 11/23/2081 (a) (b) (c)	4,861,000	4,582,076
5 yr. CMT + 3.49%, 4.88%, 11/23/2081 (a) (b) (c)	3,772,000	3,364,247
CommScope, Inc.:
4.75%, 9/1/2029 (a) (b)	12,438,750	8,985,504
7.13%, 7/1/2028 (a)	5,471,000	2,171,659
Security Description	Principal Amount	Value
Connect Finco SARL/Connect U.S. Finco LLC 6.75%, 10/1/2026 (a)	$18,470,000	$18,129,413
Consolidated Communications, Inc. 6.50%, 10/1/2028 (a) (b)	6,930,000	6,081,907
Frontier Communications Holdings LLC:
5.00%, 5/1/2028 (a)	14,722,000	13,666,727
5.88%, 10/15/2027 (a)	11,013,000	10,659,703
5.88%, 11/1/2029 (b)	7,342,765	6,199,203
6.00%, 1/15/2030 (a)	9,344,000	7,922,030
6.75%, 5/1/2029 (a) (b)	9,302,000	8,288,640
8.63%, 3/15/2031 (a)	6,894,000	7,038,636
8.75%, 5/15/2030 (a)	11,392,000	11,666,889
GoTo Group, Inc. 5.50%, 5/1/2028 (a)	3,075,309	2,321,501
Iliad Holding SASU:
6.50%, 10/15/2026 (a)	11,302,000	11,186,267
7.00%, 10/15/2028 (a)	8,267,000	8,184,413
Intelsat Jackson Holdings SA 6.50%, 3/15/2030 (a)	28,333,000	26,395,873
Level 3 Financing, Inc.:
3.40%, 3/1/2027 (a)	7,479,000	5,774,237
3.63%, 1/15/2029 (a)	6,086,500	2,749,333
3.75%, 7/15/2029 (a)	8,638,825	3,899,652
3.88%, 11/15/2029 (a)	5,851,000	3,249,060
4.25%, 7/1/2028 (a)	9,778,000	4,601,136
4.63%, 9/15/2027 (a)	8,550,000	5,671,044
10.50%, 5/15/2030 (a) (b)	12,095,000	12,485,548
Lumen Technologies, Inc. 4.00%, 2/15/2027 (a)	11,344,000	7,004,466
Plantronics, Inc. 4.75%, 3/1/2029 (a)	6,000	4,492
Rogers Communications, Inc. 5 yr. CMT + 3.59%, 5.25%, 3/15/2082 (a) (c)	9,344,000	8,938,470
Telesat Canada/Telesat LLC 5.63%, 12/6/2026 (a)	3,260,000	1,944,916
T-Mobile USA, Inc.:
2.63%, 2/15/2029	500	448
3.38%, 4/15/2029	700	648
Viasat, Inc.:
5.63%, 4/15/2027 (a) (b)	4,089,000	3,869,789
7.50%, 5/30/2031 (a) (b)	7,312,000	5,306,976
Vmed O2 U.K. Financing I PLC:
4.25%, 1/31/2031 (a)	12,829,000	10,868,087
4.75%, 7/15/2031 (a)	13,574,000	11,701,059
7.75%, 4/15/2032 (a)	7,149,000	7,178,740
Vodafone Group PLC:
5 yr. CMT + 2.45%, 3.25%, 6/4/2081 (c)	6,121,000	5,720,136
5 yr. CMT + 2.77%, 4.13%, 6/4/2081 (c)	9,360,000	8,067,478

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
5 yr. USD Swap + 4.87%, 7.00%, 4/4/2079 (c)	$17,879,000	$18,408,934
Windstream Escrow LLC/Windstream Escrow Finance Corp. 7.75%, 8/15/2028 (a)	13,402,000	12,418,695
Zayo Group Holdings, Inc.:
4.00%, 3/1/2027 (a) (b)	14,652,000	12,051,856
6.13%, 3/1/2028 (a) (b)	10,234,000	7,107,411
		360,038,437
TRANSPORTATION — 0.5%
Cargo Aircraft Management, Inc. 4.75%, 2/1/2028 (a) (b)	5,879,000	5,312,794
First Student Bidco, Inc./First Transit Parent, Inc. 4.00%, 7/31/2029 (a)	7,235,000	6,406,158
GN Bondco LLC 9.50%, 10/15/2031 (a) (b)	7,898,000	7,888,207
Rand Parent LLC 8.50%, 2/15/2030 (a) (b)	9,600,000	9,498,336
Seaspan Corp. 5.50%, 8/1/2029 (a)	7,460,000	6,504,150
Watco Cos. LLC/Watco Finance Corp. 6.50%, 6/15/2027 (a)	4,987,000	4,927,355
XPO, Inc. 7.13%, 2/1/2032 (a)	5,193,000	5,344,999
		45,881,999
TRUCKING & LEASING — 0.2%
Fortress Transportation & Infrastructure Investors LLC:
5.50%, 5/1/2028 (a)	9,381,000	9,092,159
7.88%, 12/1/2030 (a)	4,329,501	4,551,041
NAC Aviation 29 DAC 4.75%, 6/30/2026	6,153,598	5,784,813
		19,428,013
TOTAL CORPORATE BONDS & NOTES (Cost $8,852,485,930)		8,535,744,014
	Shares
COMMON STOCKS — 0.0% (g)
HOUSEHOLD PRODUCTS — 0.0% (g)
Cenveo Enterprises, Inc. (f) (h)	20,138	120,829
OIL, GAS & CONSUMABLE FUELS — 0.0% (g)
Gulfport Energy Corp. (h)	37	5,924
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.0% (g)
Diebold Nixdorf, Inc. (h)	2,034	70,051
Security Description	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 0.0% (g)
ATD New Holdings, Inc. (b) (h)	35,050	$1,086,550
TOTAL COMMON STOCKS (Cost $1,264,535)		1,283,354
SHORT-TERM INVESTMENTS — 6.7%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (i) (j)	35,819,748	35,830,494
State Street Navigator Securities Lending Portfolio II (k) (l)	543,581,996	543,581,996
TOTAL SHORT-TERM INVESTMENTS (Cost $579,413,000)		579,412,490
TOTAL INVESTMENTS — 105.1% (Cost $9,433,163,465)		9,116,439,858
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.1)%		(440,123,572)
NET ASSETS — 100.0%		$8,676,316,286
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 86.4% of net assets as of March 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at March 31, 2024.
(c)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Security is currently in default and/or issuer is in bankruptcy.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2024. Maturity date shown is the final maturity.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2024, total aggregate fair value of the securities is $120,829, representing 0.00% of the Fund's net assets.
(g)	Amount is less than 0.05% of net assets.
(h)	Non-income producing security.
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(j)	The rate shown is the annualized seven-day yield at March 31, 2024.
(k)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(l)	Investment of cash collateral for securities loaned.
CMT	Constant Maturity Treasury
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$8,535,744,014	$0(a)	$8,535,744,014
Common Stocks	75,975	1,086,550	120,829	1,283,354
Short-Term Investments	579,412,490	—	—	579,412,490
TOTAL INVESTMENTS	$579,488,465	$8,536,830,564	$120,829	$9,116,439,858
(a)	The Fund held Level 3 securities that were valued at $0 at March 31, 2024.

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	13,394,510	$13,397,189	$1,659,425,866	$1,636,964,690	$(28,094)	$223	35,819,748	$35,830,494	$2,405,236
State Street Navigator Securities Lending Portfolio II	709,501,256	709,501,256	1,553,300,104	1,719,219,364	—	—	543,581,996	543,581,996	4,060,108
Total		$722,898,445	$3,212,725,970	$3,356,184,054	$(28,094)	$223		$579,412,490	$6,465,344
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description		Principal Amount	Value
CORPORATE BONDS & NOTES — 98.3%
AUSTRALIA — 1.2%
Australia & New Zealand Banking Group Ltd.:
0.75%, 9/29/2026	EUR	300,000	$303,884
Series EMTN, 3.65%, 1/20/2026	EUR	200,000	216,604
Series MTN, 4.05%, 5/12/2025	AUD	100,000	64,870
BHP Billiton Finance Ltd. Series 12, 4.30%, 9/25/2042	GBP	100,000	111,648
Commonwealth Bank of Australia Series MTN, 4.90%, 8/17/2028	AUD	200,000	131,844
National Australia Bank Ltd.:
Series GMTN, 1.38%, 8/30/2028	EUR	300,000	298,354
Series GMTN, 2.13%, 5/24/2028	EUR	100,000	103,417
Series MTN, 2.90%, 2/25/2027	AUD	250,000	155,763
Series MTN, 3.90%, 5/30/2025	AUD	220,000	142,449
Sydney Airport Finance Co. Pty. Ltd. Series EMTN, 4.38%, 5/3/2033	EUR	150,000	169,974
Westpac Banking Corp. Series EMTN, 3.70%, 1/16/2026	EUR	200,000	216,970
			1,915,777
AUSTRIA — 0.2%
OMV AG Series EMTN, 1.00%, 12/14/2026	EUR	174,000	177,409
Raiffeisen Bank International AG 3 mo. EUR EURIBOR + 1.95%, 4.75%, 1/26/2027 (a)	EUR	100,000	108,849
			286,258
BELGIUM — 1.9%
Anheuser-Busch InBev SA:
Series EMTN, 1.13%, 7/1/2027	EUR	200,000	202,576
Series EMTN, 1.15%, 1/22/2027	EUR	300,000	306,405
Series EMTN, 1.50%, 4/18/2030	EUR	100,000	98,249
Series EMTN, 1.65%, 3/28/2031	EUR	200,000	194,644
Series EMTN, 2.00%, 3/17/2028 (b)	EUR	320,000	332,469
Series EMTN, 2.70%, 3/31/2026	EUR	200,000	213,522
Series EMTN, 2.75%, 3/17/2036	EUR	450,000	452,883
Security Description		Principal Amount	Value
Series EMTN, 2.88%, 4/2/2032	EUR	250,000	$262,170
Series EMTN, 3.70%, 4/2/2040	EUR	550,000	594,485
KBC Group NV:
Series EMTN, 3 mo. EUR EURIBOR + 1.38%, 4.38%, 4/19/2030 (a)	EUR	300,000	334,687
Series EMTN, 3 mo. EUR EURIBOR + 1.70%, 4.38%, 11/23/2027 (a)	EUR	100,000	110,086
			3,102,176
CANADA — 0.8%
Royal Bank of Canada Series EMTN, 2.13%, 4/26/2029	EUR	200,000	202,911
Toronto-Dominion Bank:
Series EMTN, 1.95%, 4/8/2030	EUR	500,000	498,724
Series EMTN, 2.55%, 8/3/2027	EUR	100,000	105,170
Series EMTN, 2.88%, 4/5/2027	GBP	200,000	238,060
Series EMTN, 3.13%, 8/3/2032 (b)	EUR	200,000	211,687
			1,256,552
CHINA — 0.1%
Prosus NV 1.29%, 7/13/2029	EUR	200,000	183,047
DENMARK — 0.5%
Danske Bank AS:
Series EMTN, 0.63%, 5/26/2025	EUR	300,000	312,751
1 yr. EUR Swap + 0.95%, 4.00%, 1/12/2027 (a)	EUR	100,000	108,575
1 yr. EUR Swap + 1.25%, 4.13%, 1/10/2031 (a)	EUR	100,000	111,272
Series EMTN, 1 yr. U.K. Government Bond + 1.65%, 2.25%, 1/14/2028 (a)	GBP	200,000	232,551
Series EMTN, 1 yr. U.K. Government Bond + 1.70%, 4.63%, 4/13/2027 (a)	GBP	100,000	125,214
			890,363
FINLAND — 0.8%
Nordea Bank Abp:
Series EMTN, 0.50%, 5/14/2027	EUR	300,000	298,705
Series EMTN, 1.13%, 2/16/2027	EUR	100,000	101,240
Series EMTN, 2.50%, 5/23/2029	EUR	200,000	206,132

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 4.13%, 5/5/2028	EUR	350,000	$386,823
OP Corporate Bank PLC:
Series EMTN, 0.10%, 11/16/2027 (b)	EUR	200,000	192,825
Series EMTN, 0.50%, 8/12/2025	EUR	200,000	206,976
			1,392,701
FRANCE — 20.8%
Airbus SE:
Series EMTN, 1.63%, 6/9/2030	EUR	300,000	297,503
Series EMTN, 2.38%, 4/7/2032	EUR	100,000	102,228
Series EMTN, 2.38%, 6/9/2040	EUR	100,000	92,265
ALD SA Series EMTN, 4.88%, 10/6/2028	EUR	200,000	226,020
Autoroutes du Sud de la France SA:
Series EMTN, 1.25%, 1/18/2027	EUR	200,000	204,985
Series EMTN, 1.38%, 1/22/2030	EUR	100,000	97,496
Series EMTN, 1.38%, 2/21/2031	EUR	100,000	95,490
Banque Federative du Credit Mutuel SA:
Series EMTN, 0.01%, 5/11/2026	EUR	200,000	200,907
0.25%, 7/19/2028	EUR	200,000	187,276
Series EMTN, 0.63%, 2/21/2031	EUR	200,000	176,721
Series EMTN, 0.75%, 7/17/2025	EUR	200,000	208,298
Series EMTN, 0.75%, 6/8/2026	EUR	200,000	203,700
0.75%, 1/17/2030	EUR	400,000	365,995
Series EMTN, 1.25%, 5/26/2027	EUR	400,000	404,284
1.25%, 6/3/2030	EUR	300,000	280,817
Series EMTN, 1.38%, 7/16/2028	EUR	200,000	199,286
Series EMTN, 1.63%, 1/19/2026	EUR	100,000	104,460
Series EMTN, 1.75%, 3/15/2029	EUR	200,000	197,708
Series EMTN, 2.63%, 11/6/2029	EUR	300,000	307,282
Series EMTN, 3.13%, 9/14/2027	EUR	400,000	427,822
Series EMTN, 3.75%, 2/1/2033	EUR	200,000	220,493
Series EMTN, 4.13%, 3/13/2029 (b)	EUR	300,000	334,342
Series EMTN, 4.13%, 6/14/2033	EUR	100,000	113,222
Security Description		Principal Amount	Value
Series EMTN, 4.38%, 5/2/2030	EUR	300,000	$335,442
BNP Paribas SA:
Series EMTN, 0.13%, 9/4/2026	EUR	100,000	100,000
Series EMTN, 0.63%, 12/3/2032 (b)	EUR	300,000	250,406
Series EMTN, 1.13%, 6/11/2026	EUR	200,000	204,863
Series EMTN, 1.25%, 7/13/2031	GBP	200,000	195,690
Series EMTN, 1.38%, 5/28/2029	EUR	200,000	193,985
Series EMTN, 1.50%, 11/17/2025	EUR	100,000	104,363
Series EMTN, 1.63%, 2/23/2026 (b)	EUR	300,000	313,029
Series EMTN, 2.10%, 4/7/2032	EUR	300,000	288,436
Series EMTN, 4.13%, 5/24/2033	EUR	100,000	113,990
Series EMTN, 5.75%, 6/13/2032	GBP	200,000	262,298
Series EMTN, 3 mo. EUR EURIBOR - 0.70%, 0.25%, 4/13/2027 (a)	EUR	100,000	100,599
Series EMTN, 3 mo. EUR EURIBOR - 0.73%, 0.50%, 2/19/2028 (a)	EUR	400,000	394,826
Series EMTN, 3 mo. EUR EURIBOR - 0.83%, 0.50%, 1/19/2030 (a)	EUR	400,000	371,585
3 mo. EUR EURIBOR - 0.95%, 0.50%, 9/1/2028 (a)	EUR	400,000	387,525
Series EMTN, 3 mo. EUR EURIBOR - 1.35%, 1.13%, 4/17/2029 (a) (b)	EUR	300,000	293,153
Series EMTN, 3 mo. EUR EURIBOR + 0.78%, 3.88%, 2/23/2029 (a)	EUR	400,000	438,852
Series EMTN, 3 mo. EUR EURIBOR + 0.83%, 0.88%, 7/11/2030 (a)	EUR	300,000	280,726
Series EMTN, 3 mo. EUR EURIBOR + 0.92%, 3.88%, 1/10/2031 (a)	EUR	400,000	441,811
Series EMTN, 3 mo. EUR EURIBOR + 0.95%, 4.13%, 9/26/2032 (a)	EUR	200,000	224,854
Series EMTN, 3 mo. EUR EURIBOR + 1.37%, 2.75%, 7/25/2028 (a)	EUR	400,000	418,771
Series EMTN, 3 mo. EUR EURIBOR + 1.37%, 4.25%, 4/13/2031 (a)	EUR	100,000	112,043

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 3 mo. EUR EURIBOR + 1.60%, 4.75%, 11/13/2032 (a)	EUR	100,000	$114,524
Series EMTN, 3 mo. EUR EURIBOR + 1.80%, 2.13%, 1/23/2027 (a)	EUR	300,000	314,730
Bouygues SA:
1.13%, 7/24/2028 (b)	EUR	200,000	198,709
1.38%, 6/7/2027	EUR	100,000	101,969
2.25%, 6/29/2029	EUR	100,000	102,773
3.88%, 7/17/2031	EUR	200,000	222,689
4.63%, 6/7/2032	EUR	300,000	350,862
5.38%, 6/30/2042	EUR	200,000	255,576
BPCE SA:
0.25%, 1/15/2026	EUR	400,000	407,688
0.25%, 1/14/2031	EUR	300,000	262,557
Series EMTN, 0.38%, 2/2/2026	EUR	300,000	306,063
Series EMTN, 0.50%, 2/24/2027 (b)	EUR	200,000	197,843
Series EMTN, 0.75%, 3/3/2031	EUR	200,000	179,070
Series EMTN, 1.00%, 1/14/2032	EUR	400,000	355,016
Series EMTN, 1.75%, 4/26/2027 (b)	EUR	300,000	308,809
Series EMTN, 3.50%, 1/25/2028	EUR	300,000	325,160
Series EMTN, 3.88%, 1/25/2036	EUR	100,000	109,728
Series EMTN, 4.00%, 11/29/2032 (b)	EUR	400,000	449,423
Series EMTN, 4.38%, 7/13/2028	EUR	100,000	110,666
Series EMTN, 4.50%, 1/13/2033	EUR	100,000	113,511
Series DMTN, 3 mo. EUR EURIBOR - 1.00%, 0.50%, 9/15/2027 (a)	EUR	200,000	199,756
3 mo. EUR EURIBOR + 1.60%, 4.63%, 3/2/2030 (a)	EUR	100,000	112,108
Capgemini SE:
2.00%, 4/15/2029	EUR	200,000	203,621
2.38%, 4/15/2032	EUR	100,000	100,768
Carrefour SA Series EMTN, 2.63%, 12/15/2027 (b)	EUR	200,000	210,827
Cie de Saint-Gobain SA:
Series EMTN, 1.88%, 3/15/2031	EUR	300,000	292,781
Series EMTN, 3.75%, 11/29/2026	EUR	200,000	217,578
Cie Generale des Etablissements Michelin SCA 1.75%, 9/3/2030	EUR	200,000	199,280
Security Description		Principal Amount	Value
Credit Agricole SA:
Series EMTN, 0.13%, 12/9/2027	EUR	200,000	$191,587
Series EMTN, 0.38%, 4/20/2028	EUR	200,000	191,122
Series EMTN, 0.88%, 1/14/2032	EUR	100,000	88,342
Series EMTN, 1.00%, 7/3/2029	EUR	300,000	288,217
Series EMTN, 1.25%, 4/14/2026	EUR	200,000	206,790
Series EMTN, 1.38%, 5/3/2027	EUR	100,000	101,916
Series EMTN, 1.75%, 3/5/2029	EUR	100,000	99,446
Series EMTN, 1.88%, 12/20/2026	EUR	200,000	207,303
Series EMTN, 2.50%, 8/29/2029 (b)	EUR	200,000	207,226
Series EMTN, 3.13%, 2/5/2026	EUR	100,000	107,262
Series EMTN, 3.38%, 7/28/2027	EUR	300,000	324,369
Series EMTN, 3.88%, 4/20/2031	EUR	400,000	445,146
Series EMTN, 3.88%, 11/28/2034	EUR	400,000	448,234
Series EMTN, 4.00%, 1/18/2033	EUR	200,000	226,085
Series EMTN, 4.13%, 3/7/2030	EUR	100,000	112,599
Series EMTN, 4.38%, 11/27/2033	EUR	100,000	113,793
4.88%, 10/23/2029	GBP	200,000	254,696
1 yr. U.K. Government Bond + 2.60%, 5.75%, 11/29/2027 (a)	GBP	200,000	255,765
Series EMTN, 3 mo. EUR EURIBOR - 0.68%, 0.50%, 9/21/2029 (a)	EUR	200,000	188,729
Series EMTN, 3 mo. EUR EURIBOR - 1.25%, 1.00%, 4/22/2026 (a)	EUR	100,000	104,781
Series EMTN, 3 mo. EUR EURIBOR + 1.35%, 4.00%, 10/12/2026 (a)	EUR	300,000	325,089
3 mo. EUR EURIBOR + 1.45%, 4.25%, 7/11/2029 (a)	EUR	300,000	331,970
Credit Mutuel Arkea SA Series EMTN, 3.38%, 9/19/2027	EUR	100,000	107,796
Danone SA Series EMTN, Zero Coupon, 12/1/2025	EUR	300,000	306,646
Dassault Systemes SE 0.38%, 9/16/2029	EUR	200,000	187,349

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description		Principal Amount	Value
Engie SA:
Series EMTN, 2.38%, 5/19/2026	EUR	100,000	$105,778
Series EMTN, 3.63%, 1/11/2030	EUR	100,000	109,485
Series EMTN, 4.00%, 1/11/2035	EUR	200,000	222,074
Series EMTN, 5.00%, 10/1/2060	GBP	150,000	175,767
EssilorLuxottica SA:
Series EMTN, 0.13%, 5/27/2025	EUR	200,000	207,794
Series EMTN, 0.38%, 1/5/2026 (b)	EUR	300,000	307,700
Series EMTN, 0.38%, 11/27/2027 (b)	EUR	300,000	294,058
Series EMTN, 0.50%, 6/5/2028	EUR	100,000	97,601
0.75%, 11/27/2031	EUR	100,000	91,867
Holding d'Infrastructures de Transport SASU Series EMTN, 1.48%, 1/18/2031	EUR	200,000	187,323
HSBC Continental Europe SA Series EMTN, 0.10%, 9/3/2027	EUR	300,000	290,697
Kering SA:
Series EMTN, 3.63%, 9/5/2031	EUR	100,000	109,918
Series EMTN, 3.88%, 9/5/2035	EUR	300,000	332,769
L'Oreal SA:
0.88%, 6/29/2026	EUR	400,000	410,940
Series EMTN, 2.88%, 5/19/2028	EUR	100,000	107,465
LVMH Moet Hennessy Louis Vuitton SE:
Series EMTN, Zero Coupon, 2/11/2026	EUR	200,000	203,741
0.13%, 2/11/2028	EUR	500,000	485,577
0.38%, 2/11/2031	EUR	400,000	364,797
Series EMTN, 0.75%, 4/7/2025	EUR	100,000	105,118
Series EMTN, 1.13%, 2/11/2027	GBP	100,000	115,345
Series EMTN, 3.50%, 9/7/2033	EUR	100,000	111,265
Orange SA:
Series EMTN, 0.63%, 12/16/2033	EUR	200,000	169,029
Series EMTN, 1.38%, 3/20/2028	EUR	100,000	100,845
Series EMTN, 1.38%, 1/16/2030	EUR	200,000	195,186
Series EMTN, 1.88%, 9/12/2030	EUR	100,000	99,555
Security Description		Principal Amount	Value
Series EMTN, 2.00%, 1/15/2029	EUR	400,000	$410,253
Series EMTN, 3.25%, 1/15/2032	GBP	100,000	114,850
Series EMTN, 8.13%, 1/28/2033	EUR	200,000	294,244
Pernod Ricard SA 1.75%, 4/8/2030	EUR	100,000	99,366
Societe Generale SA:
Series EMTN, 0.13%, 2/18/2028	EUR	100,000	95,314
Series EMTN, 0.25%, 7/8/2027	EUR	400,000	389,399
Series EMTN, 0.75%, 1/25/2027	EUR	500,000	498,095
Series EMTN, 1.75%, 3/22/2029	EUR	400,000	394,827
Series EMTN, 2.63%, 5/30/2029	EUR	200,000	208,727
Series EMTN, 4.00%, 11/16/2027	EUR	200,000	219,955
4.13%, 6/2/2027	EUR	100,000	110,121
Series EMTN, 4.25%, 11/16/2032	EUR	100,000	114,491
3 mo. EUR EURIBOR - 0.38%, 0.13%, 11/17/2026 (a)	EUR	100,000	101,995
3 mo. EUR EURIBOR - 0.80%, 0.63%, 12/2/2027 (a)	EUR	300,000	298,204
3 mo. EUR EURIBOR - 0.95%, 0.50%, 6/12/2029 (a)	EUR	300,000	282,761
3 mo. EUR EURIBOR - 1.28%, 0.88%, 9/22/2028 (a)	EUR	100,000	97,991
Series EMTN, 3 mo. EUR EURIBOR + 1.80%, 4.25%, 12/6/2030 (a)	EUR	500,000	549,245
Suez SACA Series EMTN, 2.88%, 5/24/2034	EUR	200,000	200,707
TotalEnergies Capital Canada Ltd. Series EMTN, 2.13%, 9/18/2029	EUR	400,000	407,277
TotalEnergies Capital International SA:
Series EMTN, 1.38%, 10/4/2029	EUR	200,000	195,598
Series EMTN, 1.49%, 4/8/2027	EUR	400,000	409,709
Series EMTN, 1.62%, 5/18/2040	EUR	200,000	166,054
Series EMTN, 1.99%, 4/8/2032	EUR	100,000	98,122

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description		Principal Amount	Value
Unibail-Rodamco-Westfield SE:
Series EMTN, 0.63%, 5/4/2027	EUR	200,000	$197,935
Series EMTN, 1.38%, 12/4/2031	EUR	100,000	90,648
Vinci SA Series EMTN, 1.75%, 9/26/2030	EUR	200,000	196,938
			33,866,710
GERMANY — 10.2%
Allianz Finance II BV Series 62, 4.50%, 3/13/2043	GBP	100,000	122,143
Amprion GmbH 3.97%, 9/22/2032	EUR	100,000	111,274
Aroundtown SA Series EMTN, 0.38%, 4/15/2027 (b)	EUR	200,000	180,712
BASF SE:
Series EMTN, 0.25%, 6/5/2027	EUR	200,000	197,109
0.88%, 11/15/2027	EUR	50,000	50,045
1.50%, 3/17/2031	EUR	200,000	191,819
Bayer AG:
0.63%, 7/12/2031	EUR	200,000	168,521
0.75%, 1/6/2027	EUR	300,000	297,826
1.38%, 7/6/2032	EUR	300,000	260,854
Series EMTN, 4.63%, 5/26/2033	EUR	150,000	167,204
Bayer Capital Corp. BV:
1.50%, 6/26/2026	EUR	300,000	307,345
2.13%, 12/15/2029	EUR	400,000	389,572
BMW Finance NV Series EMTN, 1.50%, 2/6/2029	EUR	400,000	399,298
BMW U.S. Capital LLC Series EMTN, 3.38%, 2/2/2034	EUR	150,000	161,303
Commerzbank AG:
Series EMTN, 0.50%, 12/4/2026	EUR	250,000	250,985
Series EMTN, 1.00%, 3/4/2026	EUR	50,000	51,566
Deutsche Bank AG:
Series EMTN, 1.63%, 1/20/2027	EUR	200,000	203,459
3 mo. EUR EURIBOR - 1.50%, 1.38%, 2/17/2032 (a)	EUR	100,000	90,536
Series EMTN, 3 mo. EUR EURIBOR - 2.05%, 1.75%, 11/19/2030 (a)	EUR	200,000	189,978
Series EMTN, 3 mo. EUR EURIBOR + 1.38%, 1.88%, 2/23/2028 (a)	EUR	200,000	203,162
3 mo. EUR EURIBOR + 2.95%, 5.00%, 9/5/2030 (a)	EUR	400,000	448,503
Security Description		Principal Amount	Value
Series EMTN, Sterling Overnight Index Average + 2.62%, 6.13%, 12/12/2030 (a)	GBP	300,000	$383,792
Deutsche Boerse AG:
3.88%, 9/28/2026	EUR	100,000	109,402
3.88%, 9/28/2033	EUR	200,000	226,529
Deutsche Lufthansa AG Series EMTN, 3.00%, 5/29/2026	EUR	100,000	105,805
Deutsche Telekom AG:
Series EMTN, 0.50%, 7/5/2027	EUR	100,000	99,732
Series EMTN, 1.75%, 3/25/2031 (b)	EUR	200,000	198,655
Deutsche Telekom International Finance BV:
Series EMTN, 1.50%, 4/3/2028	EUR	250,000	253,651
Series EMTN, 2.00%, 12/1/2029	EUR	70,000	71,565
E.ON International Finance BV:
Series EMTN, 1.50%, 7/31/2029	EUR	150,000	148,076
Series EMTN, 5.88%, 10/30/2037	GBP	200,000	263,858
Series EMTN, 6.25%, 6/3/2030	GBP	100,000	135,606
Series EMTN, 6.38%, 6/7/2032	GBP	140,000	192,268
Series EMTN, 6.75%, 1/27/2039	GBP	100,000	142,269
E.ON SE:
Series EMTN, 0.38%, 9/29/2027	EUR	251,000	246,331
Series EMTN, 3.88%, 1/12/2035	EUR	200,000	220,910
Grand City Properties SA Series EMTN, 0.13%, 1/11/2028	EUR	200,000	182,729
Heidelberg Materials Finance Luxembourg SA Series EMTN, 1.63%, 4/7/2026	EUR	200,000	208,136
Mercedes-Benz Group AG:
Series EMTN, 0.75%, 9/10/2030	EUR	150,000	140,989
Series EMTN, 0.75%, 3/11/2033	EUR	200,000	175,652
Series EMTN, 1.00%, 11/15/2027	EUR	100,000	100,292
Series EMTN, 1.13%, 11/6/2031	EUR	225,000	209,802
Series EMTN, 1.50%, 7/3/2029	EUR	250,000	248,557

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description		Principal Amount	Value
Mercedes-Benz International Finance BV:
Series EMTN, 0.38%, 11/8/2026 (b)	EUR	200,000	$201,521
Series EMTN, 0.63%, 5/6/2027 (b)	EUR	116,000	116,393
Series EMTN, 1.00%, 11/11/2025	EUR	124,000	129,273
Series EMTN, 1.38%, 6/26/2026 (b)	EUR	200,000	207,498
Series EMTN, 2.00%, 8/22/2026	EUR	300,000	315,183
Series EMTN, 2.63%, 4/7/2025	EUR	100,000	107,040
Series EMTN, 3.50%, 5/30/2026	EUR	128,000	138,912
Series EMTN, 3.70%, 5/30/2031 (b)	EUR	300,000	335,547
Robert Bosch GmbH:
Series EMTN, 3.63%, 6/2/2030	EUR	200,000	219,742
Series EMTN, 4.00%, 6/2/2035	EUR	100,000	112,503
Series EMTN, 4.38%, 6/2/2043	EUR	300,000	343,919
RWE AG:
Series EMTN, 2.13%, 5/24/2026	EUR	300,000	315,525
Series EMTN, 2.75%, 5/24/2030	EUR	100,000	103,500
SAP SE:
1.25%, 3/10/2028	EUR	300,000	303,709
1.63%, 3/10/2031	EUR	100,000	98,949
Siemens Financieringsmaatschappij NV:
Series EMTN, Zero Coupon, 2/20/2026	EUR	300,000	305,210
Series EMTN, 0.25%, 2/20/2029	EUR	100,000	94,755
Series EMTN, 0.38%, 6/5/2026	EUR	200,000	203,020
Series EMTN, 0.50%, 9/5/2034	EUR	400,000	330,669
Series EMTN, 1.38%, 9/6/2030	EUR	100,000	97,984
Series EMTN, 3.00%, 9/8/2033	EUR	300,000	319,671
Series EMTN, 3.38%, 8/24/2031	EUR	300,000	329,699
Traton Finance Luxembourg SA Series EMTN, 0.75%, 3/24/2029	EUR	200,000	187,888
Volkswagen Bank GmbH Series EMTN, 4.25%, 1/7/2026	EUR	100,000	108,459
Security Description		Principal Amount	Value
Volkswagen Financial Services AG Series EMTN, 0.88%, 1/31/2028	EUR	200,000	$194,785
Volkswagen International Finance NV:
Series EMTN, 0.88%, 9/22/2028	EUR	100,000	95,796
Series EMTN, 1.63%, 1/16/2030 (b)	EUR	263,000	255,949
1.88%, 3/30/2027	EUR	300,000	307,496
3.25%, 11/18/2030 (b)	EUR	300,000	316,094
Series EMTN, 3.88%, 3/29/2026	EUR	100,000	108,259
Series EMTN, 4.13%, 11/15/2025	EUR	100,000	108,508
4.13%, 11/16/2038 (b)	EUR	200,000	220,334
Volkswagen Leasing GmbH Series EMTN, 0.38%, 7/20/2026	EUR	250,000	250,444
Vonovia SE:
Series EMTN, 0.25%, 9/1/2028	EUR	200,000	184,479
Series EMTN, 0.38%, 6/16/2027	EUR	200,000	194,167
Series EMTN, 0.63%, 12/14/2029	EUR	200,000	179,295
Series EMTN, 0.75%, 9/1/2032	EUR	100,000	81,827
1.00%, 6/16/2033 (b)	EUR	200,000	163,023
Wintershall Dea Finance BV:
0.84%, 9/25/2025	EUR	200,000	205,647
1.33%, 9/25/2028	EUR	100,000	95,861
1.82%, 9/25/2031	EUR	200,000	181,991
			16,678,344
IRELAND — 0.3%
AIB Group PLC Series EMTN, 1 yr. EUR Swap + 1.30%, 2.25%, 4/4/2028 (a)	EUR	100,000	103,452
Bank of Ireland Group PLC Series EMTN, 1 yr. EURIBOR ICE Swap + 1.10%, 1.88%, 6/5/2026 (a)	EUR	200,000	210,860
Smurfit Kappa Acquisitions ULC 2.88%, 1/15/2026	EUR	200,000	212,352
			526,664
ITALY — 5.5%
ASTM SpA:
Series EMTN, 1.50%, 1/25/2030 (b)	EUR	300,000	282,327
Series EMTN, 2.38%, 11/25/2033	EUR	100,000	91,892
Autostrade per l'Italia SpA 2.00%, 1/15/2030	EUR	300,000	293,803

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description		Principal Amount	Value
Enel Finance International NV:
Series EMTN, Zero Coupon, 5/28/2026	EUR	100,000	$100,237
Series EMTN, Zero Coupon, 6/17/2027	EUR	200,000	194,168
0.25%, 11/17/2025	EUR	100,000	102,280
Series EMTN, 0.38%, 6/17/2027	EUR	200,000	196,400
Series EMTN, 0.38%, 5/28/2029	EUR	250,000	233,497
Series EMTN, 0.50%, 6/17/2030	EUR	250,000	228,247
Series EMTN, 0.88%, 9/28/2034	EUR	150,000	123,237
Series EMTN, 0.88%, 6/17/2036	EUR	100,000	77,916
Series EMTN, 1.13%, 9/16/2026	EUR	350,000	358,213
Series EMTN, 2.88%, 4/11/2029	GBP	200,000	229,896
Series EMTN, 5.75%, 9/14/2040	GBP	250,000	324,854
Eni SpA:
Series EMTN, 0.38%, 6/14/2028	EUR	100,000	95,338
Series EMTN, 0.63%, 1/23/2030	EUR	300,000	277,631
Series EMTN, 1.25%, 5/18/2026	EUR	100,000	103,055
Series EMTN, 1.50%, 2/2/2026	EUR	200,000	208,496
Series EMTN, 2.00%, 5/18/2031 (b)	EUR	350,000	342,374
Series EMTN, 3.63%, 1/29/2029	EUR	200,000	219,173
Series EMTN, 3.75%, 9/12/2025	EUR	150,000	162,370
Intesa Sanpaolo SpA:
Series EMTN, 0.75%, 3/16/2028 (b)	EUR	300,000	290,583
Series EMTN, 1.00%, 11/19/2026	EUR	300,000	303,776
Series EMTN, 1.75%, 3/20/2028 (b)	EUR	150,000	151,042
Series EMTN, 2.13%, 5/26/2025	EUR	200,000	211,946
Series EMTN, 4.75%, 9/6/2027 (b)	EUR	200,000	222,698
Series EMTN, 4.88%, 5/19/2030 (b)	EUR	250,000	287,358
Series EMTN, 6.63%, 5/31/2033	GBP	200,000	268,148
Series EMTN, 3 mo. EUR EURIBOR + 1.70%, 5.00%, 3/8/2028 (a)	EUR	300,000	334,583
Security Description		Principal Amount	Value
Ryanair DAC Series EMTN, 0.88%, 5/25/2026 (b)	EUR	200,000	$203,812
Snam SpA Series EMTN, 0.88%, 10/25/2026	EUR	200,000	202,680
Terna - Rete Elettrica Nazionale Series EMTN, 1.38%, 7/26/2027	EUR	100,000	101,137
UniCredit SpA:
Series EMTN, 0.33%, 1/19/2026	EUR	100,000	101,905
Series EMTN, 0.85%, 1/19/2031	EUR	100,000	89,873
Series EMTN, 3 mo. EUR EURIBOR - 0.90%, 0.80%, 7/5/2029 (a)	EUR	300,000	289,643
Series EMTN, 3 mo. EUR EURIBOR - 1.60%, 1.25%, 6/16/2026 (a)	EUR	350,000	366,411
Series EMTN, 3 mo. EUR EURIBOR - 2.55%, 2.20%, 7/22/2027 (a)	EUR	250,000	259,899
Series EMTN, 3 mo. EUR EURIBOR + 0.85%, 0.93%, 1/18/2028 (a) (b)	EUR	200,000	201,318
Series EMTN, 3 mo. EUR EURIBOR + 1.60%, 4.45%, 2/16/2029 (a) (b)	EUR	350,000	385,395
Series EMTN, 3 mo. EUR EURIBOR + 1.90%, 4.80%, 1/17/2029 (a)	EUR	200,000	225,083
Series EMTN, 3 mo. EUR EURIBOR + 2.85%, 5.85%, 11/15/2027 (a)	EUR	150,000	170,258
			8,912,952
JAPAN — 2.3%
Mizuho Financial Group, Inc.:
Series EMTN, 0.69%, 10/7/2030	EUR	300,000	270,831
3 mo. EUR EURIBOR - 0.72%, 0.47%, 9/6/2029 (a)	EUR	100,000	94,128
NTT Finance Corp.:
Series 18, 0.38%, 9/20/2030	JPY	100,000,000	644,502
Series 26, 0.84%, 6/20/2033	JPY	100,000,000	650,656
Seven & i Holdings Co. Ltd. Series 14, 0.19%, 12/19/2025	JPY	100,000,000	658,283
Sumitomo Mitsui Financial Group, Inc.:
Series EMTN, 0.63%, 10/23/2029	EUR	100,000	93,035
1.55%, 6/15/2026	EUR	300,000	310,392

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description		Principal Amount	Value
Takeda Pharmaceutical Co. Ltd.:
1.38%, 7/9/2032	EUR	200,000	$184,238
2.00%, 7/9/2040	EUR	200,000	170,343
2.25%, 11/21/2026	EUR	190,000	199,070
3.00%, 11/21/2030	EUR	400,000	421,469
			3,696,947
MEXICO — 0.1%
America Movil SAB de CV 4.38%, 8/7/2041	GBP	100,000	112,553
NETHERLANDS — 6.4%
ABN AMRO Bank NV:
Series EMTN, 0.50%, 9/23/2029	EUR	400,000	369,382
0.60%, 1/15/2027	EUR	200,000	199,865
Series EMTN, 1.00%, 4/16/2025 (b)	EUR	18,000	18,962
Series EMTN, 1.25%, 5/28/2025	EUR	200,000	209,985
Series EMTN, 1.25%, 1/20/2034	EUR	100,000	87,948
Series EMTN, 3.88%, 12/21/2026	EUR	300,000	329,148
Series EMTN, 4.00%, 1/16/2028	EUR	100,000	109,695
Series EMTN, 4.25%, 2/21/2030	EUR	300,000	336,383
4.38%, 10/20/2028	EUR	300,000	334,984
4.50%, 11/21/2034	EUR	100,000	116,041
Series EMTN, 5.25%, 5/26/2026	GBP	200,000	253,676
ASML Holding NV:
1.38%, 7/7/2026	EUR	200,000	207,321
Series EMTN, 3.50%, 12/6/2025	EUR	150,000	162,401
Cooperatieve Rabobank UA:
Series GMTN, 1.13%, 5/7/2031	EUR	300,000	276,093
Series GMTN, 1.25%, 3/23/2026	EUR	240,000	249,698
Series GMTN, 1.38%, 2/3/2027	EUR	200,000	206,129
Series EMTN, 4.00%, 1/10/2030	EUR	200,000	221,806
4.13%, 7/14/2025	EUR	450,000	490,046
Series GMTN, 3 mo. EUR EURIBOR - 0.52%, 0.38%, 12/1/2027 (a)	EUR	100,000	99,253
Series GMTN, 3 mo. EUR EURIBOR - 1.18%, 0.88%, 5/5/2028 (a) (b)	EUR	200,000	198,993
Series GMTN, 3 mo. EUR EURIBOR + 1.15%, 4.23%, 4/25/2029 (a)	EUR	200,000	221,288
Security Description		Principal Amount	Value
Series GMTN, 3 mo. EUR EURIBOR + 1.55%, 4.63%, 1/27/2028 (a)	EUR	200,000	$222,184
Heineken NV Series EMTN, 1.00%, 5/4/2026	EUR	100,000	102,907
ING Groep NV:
Series EMTN, 2.13%, 1/10/2026	EUR	200,000	210,665
Series EMTN, 2.50%, 11/15/2030	EUR	100,000	102,173
Series EMTN, 3.00%, 2/18/2026	GBP	200,000	243,196
3 mo. EUR EURIBOR - 0.68%, 0.25%, 2/18/2029 (a)	EUR	300,000	283,860
3 mo. EUR EURIBOR - 0.70%, 0.25%, 2/1/2030 (a)	EUR	500,000	457,731
3 mo. EUR EURIBOR - 0.70%, 0.38%, 9/29/2028 (a) (b)	EUR	400,000	385,504
Series GMTN, 3 mo. EUR EURIBOR + 0.85%, 1.25%, 2/16/2027 (a) (b)	EUR	300,000	308,926
Series EMTN, 3 mo. EUR EURIBOR + 1.10%, 2.13%, 5/23/2026 (a)	EUR	200,000	211,781
3 mo. EUR EURIBOR + 1.15%, 1.75%, 2/16/2031 (a)	EUR	400,000	388,304
3 mo. EUR EURIBOR + 1.60%, 4.50%, 5/23/2029 (a)	EUR	300,000	333,457
Series EMTN, 3 mo. EUR EURIBOR + 1.85%, 4.88%, 11/14/2027 (a)	EUR	200,000	222,357
3 mo. EUR EURIBOR + 1.90%, 4.75%, 5/23/2034 (a)	EUR	200,000	232,244
3 mo. EUR EURIBOR + 2.15%, 5.25%, 11/14/2033 (a)	EUR	100,000	119,806
Series EMTN, Sterling Overnight Index Average + 0.91%, 1.13%, 12/7/2028 (a)	GBP	100,000	110,018
LeasePlan Corp. NV:
Series EMTN, 0.25%, 2/23/2026	EUR	250,000	252,777
Series EMTN, 0.25%, 9/7/2026	EUR	100,000	99,515
Shell International Finance BV:
Series EMTN, 0.13%, 11/8/2027	EUR	300,000	291,132
Series EMTN, 0.50%, 11/8/2031	EUR	100,000	88,465

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 0.75%, 8/15/2028	EUR	100,000	$97,399
Series EMTN, 1.25%, 5/12/2028	EUR	100,000	99,731
Series EMTN, 1.25%, 11/11/2032	EUR	300,000	275,145
Series EMTN, 1.50%, 4/7/2028	EUR	250,000	252,728
Series EMTN, 1.88%, 9/15/2025	EUR	100,000	105,563
Series EMTN, 1.88%, 4/7/2032 (b)	EUR	200,000	194,572
Series EMTN, 2.50%, 3/24/2026	EUR	100,000	106,415
			10,497,652
NORWAY — 0.9%
DNB Bank ASA:
Series EMTN, 1 yr. U.K. Government Bond + 2.15%, 4.00%, 8/17/2027 (a)	GBP	100,000	123,165
Series EMTN, 3 mo. EUR EURIBOR - 0.53%, 0.25%, 2/23/2029 (a)	EUR	200,000	189,804
Series EMTN, 3 mo. EUR EURIBOR + 0.32%, 0.38%, 1/18/2028 (a)	EUR	100,000	99,201
Series EMTN, 3 mo. EUR EURIBOR + 0.63%, 3.63%, 2/16/2027 (a)	EUR	100,000	107,855
Series EMTN, 3 mo. EUR EURIBOR + 0.65%, 4.00%, 3/14/2029 (a)	EUR	200,000	220,351
Series EMTN, 3 mo. EUR EURIBOR + 0.77%, 3.13%, 9/21/2027 (a)	EUR	200,000	213,795
Series EMTN, 3 mo. EUR EURIBOR + 1.00%, 4.50%, 7/19/2028 (a) (b)	EUR	200,000	221,838
SpareBank 1 SR-Bank ASA Series EMTN, 3.75%, 11/23/2027	EUR	200,000	218,416
			1,394,425
PORTUGAL — 0.1%
EDP Finance BV Series EMTN, 1.88%, 9/21/2029	EUR	200,000	199,110
SPAIN — 6.7%
Abertis Infraestructuras SA Series EMTN, 3.00%, 3/27/2031	EUR	200,000	205,403
Banco Bilbao Vizcaya Argentaria SA:
Series GMTN, 0.38%, 11/15/2026	EUR	100,000	99,764
Security Description		Principal Amount	Value
Series GMTN, 0.50%, 1/14/2027	EUR	200,000	$199,042
Series GMTN, 0.75%, 6/4/2025	EUR	100,000	104,418
1.00%, 6/21/2026	EUR	200,000	204,587
Series GMTN, 1.75%, 11/26/2025	EUR	200,000	209,777
Series GMTN, 3.38%, 9/20/2027	EUR	300,000	323,826
Series EMTN, 3.88%, 1/15/2034	EUR	100,000	109,923
Series GMTN, 4.38%, 10/14/2029 (b)	EUR	200,000	226,606
Series GMTN, 3 mo. EUR EURIBOR - 0.52%, 0.13%, 3/24/2027 (a)	EUR	300,000	302,297
3 mo. EUR EURIBOR + 0.82%, 0.88%, 1/14/2029 (a) (b)	EUR	200,000	195,490
3 mo. EUR EURIBOR + 1.70%, 4.63%, 1/13/2031 (a) (b)	EUR	200,000	225,418
Banco de Sabadell SA Series EMTN, 0.88%, 7/22/2025	EUR	100,000	104,229
Banco Santander SA:
Series EMTN, 0.20%, 2/11/2028	EUR	100,000	95,382
Series EMTN, 0.30%, 10/4/2026	EUR	100,000	99,975
Series EMTN, 0.50%, 2/4/2027	EUR	200,000	198,401
Series EMTN, 1.00%, 11/4/2031	EUR	100,000	91,908
Series EMTN, 1.13%, 6/23/2027	EUR	200,000	201,204
Series EMTN, 1.38%, 1/5/2026	EUR	200,000	207,734
Series EMTN, 3.75%, 1/16/2026	EUR	300,000	325,150
Series EMTN, 3.88%, 1/16/2028	EUR	300,000	328,095
Series EMTN, 4.25%, 6/12/2030	EUR	100,000	112,601
Series EMTN, 4.88%, 10/18/2031	EUR	400,000	459,861
Series EMTN, 1 yr. EUR Swap - 0.78%, 0.63%, 6/24/2029 (a)	EUR	400,000	383,019
Series EMTN, 1 yr. EUR Swap + 1.05%, 3.63%, 9/27/2026 (a)	EUR	300,000	323,160
Series EMTN, 1 yr. EUR Swap + 1.25%, 4.63%, 10/18/2027 (a)	EUR	100,000	109,813
Series EMTN, 3 mo. EUR EURIBOR - 0.85%, 0.50%, 3/24/2027 (a)	EUR	300,000	303,753

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description		Principal Amount	Value
CaixaBank SA:
Series EMTN, 1.13%, 3/27/2026	EUR	100,000	$102,905
Series EMTN, 1.38%, 6/19/2026	EUR	100,000	102,620
Series EMTN, 3.75%, 9/7/2029	EUR	100,000	110,354
Series EMTN, 4.25%, 9/6/2030	EUR	300,000	337,114
Series EMTN, 4.38%, 11/29/2033	EUR	100,000	113,972
Series EMTN, 3 mo. EUR EURIBOR - 0.85%, 0.38%, 11/18/2026 (a)	EUR	300,000	306,437
Series EMTN, 3 mo. EUR EURIBOR - 0.90%, 0.50%, 2/9/2029 (a)	EUR	200,000	191,700
Series EMTN, 3 mo. EUR EURIBOR - 1.00%, 0.75%, 5/26/2028 (a)	EUR	100,000	98,962
Series EMTN, 3 mo. EUR EURIBOR - 1.17%, 0.75%, 7/10/2026 (a)	EUR	100,000	103,894
Series EMTN, 3 mo. EUR EURIBOR + 0.62%, 0.63%, 1/21/2028 (a) (b)	EUR	200,000	200,057
Series GMTN, 3 mo. EUR EURIBOR + 0.80%, 1.63%, 4/13/2026 (a)	EUR	100,000	105,527
Series EMTN, 3 mo. EUR EURIBOR + 1.65%, 5.00%, 7/19/2029 (a)	EUR	100,000	113,007
Series EMTN, 3 mo. EUR EURIBOR + 2.40%, 5.38%, 11/14/2030 (a)	EUR	400,000	466,841
Cellnex Finance Co. SA:
Series EMTN, 1.00%, 9/15/2027	EUR	100,000	99,012
Series EMTN, 1.50%, 6/8/2028	EUR	100,000	99,186
Series EMTN, 2.00%, 2/15/2033	EUR	300,000	280,979
Series EMTN, 2.25%, 4/12/2026	EUR	100,000	104,889
Cellnex Telecom SA Series EMTN, 1.75%, 10/23/2030	EUR	200,000	192,639
Iberdrola Finanzas SA Series EMTN, 1.38%, 3/11/2032	EUR	200,000	188,722
Iberdrola International BV Series EMTN, 1.13%, 4/21/2026	EUR	100,000	103,517
Naturgy Finance BV:
Series EMTN, 1.25%, 1/15/2026	EUR	200,000	206,906
Security Description		Principal Amount	Value
Series EMTN, 1.38%, 1/19/2027	EUR	100,000	$101,958
Santander Consumer Finance SA Series EMTN, 3.75%, 1/17/2029	EUR	200,000	217,730
Telefonica Emisiones SA:
Series EMTN, 0.66%, 2/3/2030	EUR	100,000	93,132
Series EMTN, 1.20%, 8/21/2027 (b)	EUR	200,000	201,108
Series EMTN, 1.45%, 1/22/2027	EUR	200,000	204,753
Series EMTN, 1.72%, 1/12/2028 (b)	EUR	400,000	407,628
Series EMTN, 1.79%, 3/12/2029	EUR	100,000	100,739
Series EMTN, 2.59%, 5/25/2031	EUR	300,000	308,016
			11,015,140
SWEDEN — 2.1%
Skandinaviska Enskilda Banken AB:
Series GMTN, 0.38%, 6/21/2028	EUR	200,000	189,238
Series EMTN, 0.63%, 11/12/2029	EUR	200,000	185,337
Series GMTN, 1.75%, 11/11/2026	EUR	400,000	414,518
Series GMTN, 3.25%, 11/24/2025	EUR	200,000	214,827
Series GMTN, 3.75%, 2/7/2028	EUR	250,000	271,920
Series EMTN, 3.88%, 5/9/2028	EUR	150,000	164,658
4.00%, 11/9/2026	EUR	100,000	108,995
Svenska Handelsbanken AB:
Series EMTN, 0.05%, 9/6/2028	EUR	200,000	188,310
Series EMTN, 0.13%, 11/3/2026	EUR	200,000	198,882
0.50%, 2/18/2030	EUR	200,000	183,036
Series EMTN, 1.00%, 4/15/2025	EUR	200,000	209,963
3.38%, 2/17/2028 (b)	EUR	200,000	217,155
Swedbank AB:
Series EMTN, 0.75%, 5/5/2025	EUR	100,000	104,512
Series EMTN, 2.10%, 5/25/2027 (b)	EUR	300,000	312,184
Series EMTN, 3.75%, 11/14/2025	EUR	200,000	216,357
Series GMTN, 4.13%, 11/13/2028	EUR	100,000	111,692

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description		Principal Amount	Value
1 yr. EUR Swap - 0.57%, 0.30%, 5/20/2027 (a)	EUR	200,000	$200,919
			3,492,503
SWITZERLAND — 4.0%
Credit Suisse AG:
Series EMTN, 0.25%, 1/5/2026	EUR	100,000	101,801
Series EMTN, 1.13%, 12/15/2025	GBP	100,000	118,149
Series EMTN, 1.50%, 4/10/2026	EUR	200,000	207,154
Holcim Finance Luxembourg SA:
Series EMTN, 0.50%, 9/3/2030	EUR	200,000	178,004
Series EMTN, 2.25%, 5/26/2028	EUR	100,000	103,308
Novartis Finance SA Zero Coupon, 9/23/2028	EUR	300,000	283,779
Richemont International Holding SA:
1.00%, 3/26/2026	EUR	100,000	103,123
1.50%, 3/26/2030	EUR	300,000	296,463
2.00%, 3/26/2038	EUR	200,000	185,477
Sika Capital BV 3.75%, 11/3/2026	EUR	200,000	217,652
UBS AG:
Series EMTN, 0.01%, 3/31/2026	EUR	300,000	302,403
Series EMTN, 0.50%, 3/31/2031	EUR	200,000	176,607
UBS Group AG:
Series EMTN, 0.63%, 1/18/2033	EUR	263,000	216,210
0.63%, 2/24/2033	EUR	300,000	247,233
0.88%, 11/3/2031	EUR	400,000	351,400
Series EMTN, 1.25%, 9/1/2026	EUR	300,000	306,835
1 yr. EUR Swap - 0.48%, 0.25%, 11/3/2026 (a)	EUR	200,000	203,908
Series EMTN, 1 yr. EUR Swap - 0.77%, 0.25%, 11/5/2028 (a) (b)	EUR	350,000	334,031
1 yr. EUR Swap + 1.60%, 2.13%, 10/13/2026 (a)	EUR	100,000	105,127
1 yr. EUR Swap + 1.95%, 2.88%, 4/2/2032 (a)	EUR	100,000	101,265
Series EMTN, 1 yr. EURIBOR ICE Swap - 1.05%, 1.00%, 6/24/2027 (a)	EUR	350,000	355,331
Series EMTN, 1 yr. EURIBOR ICE Swap - 3.50%, 3.25%, 4/2/2026 (a)	EUR	300,000	321,121
Security Description		Principal Amount	Value
Series EMTN, 1 yr. EURIBOR ICE Swap + 1.15%, 2.75%, 6/15/2027 (a)	EUR	200,000	$211,114
Series EMTN, 1 yr. EURIBOR ICE Swap + 1.35%, 3.13%, 6/15/2030 (a)	EUR	200,000	209,962
Series EMTN, 1 yr. EURIBOR ICE Swap + 1.55%, 4.38%, 1/11/2031 (a)	EUR	200,000	222,294
1 yr. EURIBOR ICE Swap + 4.95%, 7.75%, 3/1/2029 (a)	EUR	400,000	492,549
Series EMTN, 1 yr. U.K. Government Bond + 2.23%, 2.25%, 6/9/2028 (a)	GBP	200,000	230,640
1 yr. U.K. Government Bond + 4.20%, 7.00%, 9/30/2027 (a)	GBP	100,000	131,262
Series EMTN, 1 yr. EURIBOR ICE Swap - 0.77%, 0.65%, 1/14/2028 (a)	EUR	250,000	247,736
			6,561,938
UNITED KINGDOM — 8.9%
Annington Funding PLC Series EMTN, 3.94%, 7/12/2047	GBP	100,000	96,334
Barclays PLC:
Series EMTN, 3.25%, 2/12/2027	GBP	200,000	238,948
1 yr. EUR Swap - 1.26%, 0.58%, 8/9/2029 (a)	EUR	300,000	281,863
Series EMTN, 1 yr. EUR Swap + 1.75%, 4.92%, 8/8/2030 (a)	EUR	150,000	169,126
Series EMTN, 1 yr. EUR Swap + 2.55%, 5.26%, 1/29/2034 (a)	EUR	400,000	465,925
1 yr. EURIBOR ICE Swap + 0.85%, 0.88%, 1/28/2028 (a)	EUR	350,000	349,500
Series EMTN, 1 yr. U.K. Government Bond + 2.80%, 6.37%, 1/31/2031 (a)	GBP	250,000	329,120
1 yr. EUR Swap + 1.00%, 1.11%, 5/12/2032 (a)	EUR	200,000	177,651
BAT International Finance PLC Series EMTN, 2.25%, 1/16/2030	EUR	200,000	198,262
BG Energy Capital PLC Series EMTN, 5.13%, 12/1/2025	GBP	200,000	253,073

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description		Principal Amount	Value
BP Capital Markets PLC:
Series EMTN, 1.23%, 5/8/2031	EUR	200,000	$186,264
Series EMTN, 2.52%, 4/7/2028	EUR	200,000	209,637
2.82%, 4/7/2032	EUR	100,000	103,266
British Telecommunications PLC:
Series EMTN, 1.50%, 6/23/2027	EUR	250,000	254,082
Series EMTN, 1.75%, 3/10/2026	EUR	100,000	104,299
Cadent Finance PLC:
Series EMTN, 2.13%, 9/22/2028	GBP	100,000	112,739
Series EMTN, 2.63%, 9/22/2038	GBP	100,000	89,890
Series EMTN, 2.75%, 9/22/2046	GBP	200,000	159,803
CCEP Finance Ireland DAC 0.88%, 5/6/2033	EUR	200,000	174,169
Centrica PLC Series EMTN, 7.00%, 9/19/2033	GBP	100,000	142,215
CK Hutchison Group Telecom Finance SA 0.75%, 4/17/2026	EUR	300,000	305,151
Connect Plus M25 Issuer PLC 2.61%, 3/31/2039	GBP	86,355	91,494
Diageo Finance PLC Series EMTN, 2.50%, 3/27/2032	EUR	200,000	205,308
easyJet FinCo BV Series EMTN, 1.88%, 3/3/2028	EUR	200,000	202,174
GlaxoSmithKline Capital PLC:
Series EMTN, 1.25%, 5/21/2026	EUR	100,000	103,421
Series EMTN, 1.25%, 10/12/2028	GBP	100,000	110,970
Series EMTN, 1.63%, 5/12/2035	GBP	100,000	93,386
Heathrow Funding Ltd.:
Series EMTN, 4.63%, 10/31/2048 (b)	GBP	100,000	110,941
Series EMTN, 5.88%, 5/13/2043 (b)	GBP	200,000	262,241
Series EMTN, 6.75%, 12/3/2028	GBP	100,000	131,157
HSBC Holdings PLC:
Series EMTN, 2.50%, 3/15/2027	EUR	300,000	315,177
1 yr. GBP SONIA ICE Swap + 1.32%, 2.26%, 11/13/2026 (a)	GBP	100,000	120,287
1 yr. GBP Swap + 1.65%, 3.00%, 7/22/2028 (a)	GBP	300,000	353,277
Security Description		Principal Amount	Value
1 yr. GBP Swap + 1.77%, 3.00%, 5/29/2030 (a)	GBP	100,000	$113,470
3 mo. EUR EURIBOR - 0.78%, 0.64%, 9/24/2029 (a)	EUR	100,000	94,800
3 mo. EUR EURIBOR - 0.82%, 0.31%, 11/13/2026 (a)	EUR	100,000	102,264
3 mo. EUR EURIBOR - 1.03%, 0.77%, 11/13/2031 (a)	EUR	200,000	181,335
Series EMTN, 3 mo. EUR EURIBOR + 1.29%, 4.75%, 3/10/2028 (a)	EUR	200,000	222,348
3 mo. EUR EURIBOR + 1.45%, 3.02%, 6/15/2027 (a)	EUR	200,000	212,609
Series EMTN, 3 mo. EUR EURIBOR + 1.55%, 4.79%, 3/10/2032 (a)	EUR	400,000	455,699
Series EMTN, 3 mo. EUR EURIBOR + 1.94%, 4.86%, 5/23/2033 (a)	EUR	110,000	126,560
Sterling Overnight Index Average + 1.31%, 1.75%, 7/24/2027 (a)	GBP	100,000	116,559
Imperial Brands Finance Netherlands BV Series EMTN, 1.75%, 3/18/2033 (b)	EUR	300,000	261,787
Lloyds Bank PLC Series EMTN, 6.50%, 9/17/2040	GBP	140,000	202,219
Lloyds Banking Group PLC:
Series EMTN, 1 yr. EUR Swap - 3.75%, 3.50%, 4/1/2026 (a)	EUR	200,000	215,225
Series EMTN, 1 yr. EUR Swap + 1.50%, 3.13%, 8/24/2030 (a)	EUR	450,000	474,096
Series EMTN, 1 yr. EUR Swap + 1.60%, 4.75%, 9/21/2031 (a)	EUR	100,000	113,487
Motability Operations Group PLC Series EMTN, 3.88%, 1/24/2034	EUR	100,000	110,647
National Grid Electricity Distribution West Midlands PLC Series EMTN, 5.75%, 4/16/2032	GBP	100,000	131,244
National Grid PLC Series EMTN, 4.28%, 1/16/2035	EUR	200,000	222,607
Nationwide Building Society:
0.25%, 7/22/2025	EUR	200,000	206,808
Series EMTN, 4.50%, 11/1/2026	EUR	100,000	110,635

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 6.13%, 8/21/2028	GBP	100,000	$131,955
NatWest Group PLC:
Series EMTN, 1 yr. GBP Swap + 1.49%, 2.88%, 9/19/2026 (a)	GBP	300,000	365,205
Series EMTN, 1 yr. U.K. Government Bond + 2.10%, 3.62%, 3/29/2029 (a)	GBP	100,000	118,614
3 mo. EUR EURIBOR - 0.89%, 0.67%, 9/14/2029 (a)	EUR	200,000	189,640
Series EMTN, 3 mo. EUR EURIBOR - 0.95%, 0.78%, 2/26/2030 (a)	EUR	300,000	282,629
Series EMTN, 3 mo. EUR EURIBOR + 1.91%, 4.07%, 9/6/2028 (a)	EUR	250,000	274,112
NatWest Markets PLC:
Series EMTN, 0.13%, 11/12/2025	EUR	250,000	255,046
Series EMTN, 0.13%, 6/18/2026	EUR	100,000	100,468
Series EMTN, 1.38%, 3/2/2027	EUR	100,000	101,834
Santander U.K. Group Holdings PLC Series EMTN, 1 yr. GBP Swap + 2.87%, 7.10%, 11/16/2027 (a)	GBP	100,000	130,431
Sky Ltd. Series EMTN, 2.50%, 9/15/2026	EUR	130,000	137,460
Standard Chartered PLC 1 yr. EUR Swap + 1.85%, 4.87%, 5/10/2031 (a)	EUR	200,000	227,125
Thames Water Utilities Finance PLC Series EMTN, 4.38%, 1/18/2031	EUR	200,000	200,031
THFC Funding No. 3 PLC Series EMTN, 5.20%, 10/11/2045	GBP	150,000	188,769
Unilever Finance Netherlands BV 1.75%, 3/25/2030	EUR	200,000	201,109
University of Oxford 2.54%, 12/8/2117	GBP	140,000	97,757
Vodafone Group PLC:
Series EMTN, 1.13%, 11/20/2025	EUR	150,000	155,966
Series EMTN, 1.63%, 11/24/2030	EUR	200,000	193,815
Series EMTN, 2.20%, 8/25/2026 (b)	EUR	428,000	450,359
Series EMTN, 3.00%, 8/12/2056	GBP	100,000	78,359
Security Description		Principal Amount	Value
Series EMTN, 3.38%, 8/8/2049	GBP	200,000	$178,448
Wellcome Trust Ltd.:
1.50%, 7/14/2071	GBP	100,000	52,423
2.52%, 2/7/2118	GBP	100,000	69,153
Yorkshire Water Finance PLC Series EMTN, 2.75%, 4/18/2041	GBP	130,000	112,229
			14,468,486
UNITED STATES — 24.5%
Abbott Ireland Financing DAC 1.50%, 9/27/2026	EUR	150,000	155,293
Altria Group, Inc.:
2.20%, 6/15/2027	EUR	200,000	206,333
3.13%, 6/15/2031	EUR	100,000	100,789
American Honda Finance Corp. 0.30%, 7/7/2028	EUR	150,000	143,095
American Medical Systems Europe BV 3.50%, 3/8/2032	EUR	100,000	108,864
Amgen, Inc. 4.00%, 9/13/2029	GBP	100,000	122,048
Apple, Inc.:
Zero Coupon, 11/15/2025	EUR	250,000	256,071
0.50%, 11/15/2031	EUR	200,000	181,820
1.38%, 5/24/2029	EUR	200,000	199,987
1.63%, 11/10/2026	EUR	140,000	145,566
2.00%, 9/17/2027	EUR	200,000	209,129
AT&T, Inc.:
0.80%, 3/4/2030	EUR	160,000	149,656
1.60%, 5/19/2028	EUR	200,000	202,234
1.80%, 9/5/2026	EUR	100,000	104,065
2.35%, 9/5/2029	EUR	100,000	102,582
2.45%, 3/15/2035	EUR	200,000	192,164
2.90%, 12/4/2026	GBP	200,000	239,611
3.15%, 9/4/2036	EUR	203,000	205,576
3.50%, 12/17/2025	EUR	300,000	323,167
3.55%, 12/17/2032	EUR	250,000	271,481
3.95%, 4/30/2031	EUR	100,000	111,240
4.30%, 11/18/2034	EUR	250,000	284,631
4.38%, 9/14/2029	GBP	250,000	307,231
4.88%, 6/1/2044	GBP	150,000	170,307
Series EMTN, 7.00%, 4/30/2040	GBP	250,000	361,317
Bank of America Corp.:
Series EMTN, 1 yr. U.K. Government Bond + 1.10%, 1.67%, 6/2/2029 (a)	GBP	150,000	166,484
Series EMTN, 3 mo. EUR EURIBOR - 0.76%, 0.58%, 8/24/2028 (a)	EUR	150,000	146,619
Series EMTN, 3 mo. EUR EURIBOR - 0.79%, 0.69%, 3/22/2031 (a)	EUR	500,000	456,612

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 3 mo. EUR EURIBOR - 0.94%, 0.65%, 10/26/2031 (a)	EUR	300,000	$269,160
Series EMTN, 3 mo. EUR EURIBOR - 3.67%, 3.65%, 3/31/2029 (a)	EUR	300,000	325,290
Series EMTN, 3 mo. EUR EURIBOR + 0.75%, 0.81%, 5/9/2026 (a)	EUR	400,000	418,148
Series EMTN, 3 mo. EUR EURIBOR + 0.91%, 1.95%, 10/27/2026 (a)	EUR	200,000	210,170
Series EMTN, 3 mo. EUR EURIBOR + 0.95%, 1.10%, 5/24/2032 (a)	EUR	450,000	409,576
Series EMTN, 3 mo. EUR EURIBOR + 1.20%, 1.78%, 5/4/2027 (a)	EUR	350,000	363,579
Series EMTN, 3 mo. EUR EURIBOR + 1.20%, 2.82%, 4/27/2033 (a)	EUR	200,000	203,806
Berkshire Hathaway Finance Corp.:
2.38%, 6/19/2039	GBP	200,000	184,094
2.63%, 6/19/2059	GBP	100,000	76,983
Berkshire Hathaway, Inc.:
1.13%, 3/16/2027	EUR	200,000	202,850
1.63%, 3/16/2035	EUR	150,000	137,094
Booking Holdings, Inc.:
1.80%, 3/3/2027	EUR	100,000	103,553
4.13%, 5/12/2033	EUR	300,000	340,186
4.50%, 11/15/2031	EUR	100,000	115,477
4.75%, 11/15/2034	EUR	100,000	118,754
BorgWarner, Inc. 1.00%, 5/19/2031	EUR	170,000	152,357
Celanese U.S. Holdings LLC 4.78%, 7/19/2026	EUR	100,000	109,752
Citigroup, Inc.:
Series EMTN, 1.25%, 4/10/2029	EUR	200,000	194,461
Series EMTN, 1.50%, 10/26/2028	EUR	100,000	99,523
Series EMTN, 3 mo. EUR EURIBOR - 0.96%, 0.50%, 10/8/2027 (a)	EUR	250,000	249,988
Series EMTN, 3 mo. EUR EURIBOR - 1.66%, 1.25%, 7/6/2026 (a)	EUR	300,000	313,924
Series EMTN, 3 mo. EUR EURIBOR + 1.07%, 1.50%, 7/24/2026 (a)	EUR	250,000	262,196
3 mo. EUR EURIBOR + 1.25%, 3.71%, 9/22/2028 (a)	EUR	100,000	108,708
3 mo. EUR EURIBOR + 1.60%, 4.11%, 9/22/2033 (a)	EUR	156,000	174,314
Security Description		Principal Amount	Value
Coca-Cola Co.:
0.13%, 3/15/2029	EUR	300,000	$281,271
1.13%, 3/9/2027	EUR	100,000	101,996
1.63%, 3/9/2035	EUR	200,000	184,284
Comcast Corp.:
0.75%, 2/20/2032	EUR	200,000	178,432
1.88%, 2/20/2036	GBP	225,000	210,398
DH Europe Finance II SARL:
0.20%, 3/18/2026	EUR	200,000	202,796
0.45%, 3/18/2028	EUR	200,000	194,592
0.75%, 9/18/2031	EUR	350,000	317,430
1.35%, 9/18/2039	EUR	100,000	81,973
Digital Euro Finco LLC 2.50%, 1/16/2026	EUR	300,000	315,425
Digital Intrepid Holding BV 0.63%, 7/15/2031	EUR	100,000	84,410
Dow Chemical Co. 0.50%, 3/15/2027	EUR	200,000	198,158
Eli Lilly & Co. 1.70%, 11/1/2049	EUR	200,000	158,387
Exxon Mobil Corp.:
0.52%, 6/26/2028	EUR	150,000	145,484
0.84%, 6/26/2032	EUR	150,000	132,623
1.41%, 6/26/2039	EUR	200,000	157,259
Fidelity National Information Services, Inc.:
1.50%, 5/21/2027	EUR	100,000	101,483
2.00%, 5/21/2030	EUR	200,000	197,824
Ford Motor Credit Co. LLC 4.87%, 8/3/2027	EUR	200,000	222,258
Goldman Sachs Group, Inc.:
Series EMTN, 0.25%, 1/26/2028	EUR	130,000	124,973
Series EMTN, 0.75%, 3/23/2032	EUR	200,000	173,819
Series EMTN, 0.88%, 5/9/2029	EUR	450,000	425,624
Series EMTN, 1.00%, 3/18/2033	EUR	275,000	239,485
Series EMTN, 1.25%, 5/1/2025	EUR	100,000	105,090
Series EMTN, 1.25%, 2/7/2029	EUR	350,000	342,364
Series EMTN, 1.50%, 12/7/2027	GBP	100,000	112,485
Series EMTN, 1.63%, 7/27/2026	EUR	300,000	310,973
Series EMTN, 2.00%, 11/1/2028	EUR	177,000	180,222
Series EMTN, 3.00%, 2/12/2031	EUR	17,000	18,101
Series EMTN, 3.13%, 7/25/2029	GBP	200,000	233,113
Series EMTN, 4.25%, 1/29/2026	GBP	150,000	186,897

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 1 yr. U.K. Government Bond + 1.95%, 3.63%, 10/29/2029 (a)	GBP	100,000	$119,367
Honeywell International, Inc. 4.13%, 11/2/2034	EUR	200,000	227,769
International Business Machines Corp.:
0.30%, 2/11/2028	EUR	100,000	96,982
0.65%, 2/11/2032	EUR	300,000	265,045
Series EMTN, 0.88%, 2/9/2030	EUR	100,000	94,670
0.95%, 5/23/2025	EUR	100,000	104,854
1.25%, 1/29/2027	EUR	150,000	153,275
Series EMTN, 1.25%, 2/9/2034	EUR	200,000	179,070
1.50%, 5/23/2029	EUR	100,000	99,316
1.75%, 1/31/2031	EUR	100,000	97,977
Series EMTN, 2.88%, 11/7/2025	EUR	300,000	320,680
3.38%, 2/6/2027	EUR	200,000	216,734
3.63%, 2/6/2031	EUR	100,000	110,121
3.75%, 2/6/2035	EUR	100,000	110,771
4.00%, 2/6/2043	EUR	200,000	222,983
4.88%, 2/6/2038	GBP	100,000	122,212
Johnson & Johnson 1.65%, 5/20/2035	EUR	200,000	189,838
JPMorgan Chase & Co.:
Series EMTN, 1.50%, 10/29/2026	EUR	200,000	206,566
Series EMTN, 3 mo. EUR EURIBOR - 0.65%, 0.39%, 2/24/2028 (a)	EUR	350,000	345,783
Series EMTN, 3 mo. EUR EURIBOR - 0.65%, 0.60%, 2/17/2033 (a)	EUR	300,000	262,651
Series EMTN, 3 mo. EUR EURIBOR + 0.76%, 1.09%, 3/11/2027 (a)	EUR	400,000	411,356
Series EMTN, 3 mo. EUR EURIBOR + 0.84%, 1.64%, 5/18/2028 (a)	EUR	400,000	408,146
Series EMTN, 3 mo. EUR EURIBOR + 0.85%, 1.00%, 7/25/2031 (a)	EUR	100,000	93,156
Series EMTN, 3 mo. EUR EURIBOR + 0.87%, 1.05%, 11/4/2032 (a)	EUR	400,000	363,742
Series EMTN, 3 mo. EUR EURIBOR + 0.95%, 1.81%, 6/12/2029 (a)	EUR	300,000	303,309
Series EMTN, 3 mo. EUR EURIBOR + 1.13%, 1.96%, 3/23/2030 (a)	EUR	350,000	352,642
Series EMTN, 3 mo. EUR EURIBOR + 1.28%, 4.46%, 11/13/2031 (a)	EUR	100,000	114,157
Security Description		Principal Amount	Value
Sterling Overnight Index Average + 0.68%, 0.99%, 4/28/2026 (a)	GBP	100,000	$120,793
Series EMTN, Sterling Overnight Index Average + 1.13%, 1.90%, 4/28/2033 (a)	GBP	100,000	102,737
Kraft Heinz Foods Co. 2.25%, 5/25/2028	EUR	100,000	103,331
Medtronic Global Holdings SCA:
Zero Coupon, 10/15/2025 (b)	EUR	200,000	204,503
0.25%, 7/2/2025	EUR	100,000	103,578
0.38%, 10/15/2028	EUR	200,000	190,858
1.13%, 3/7/2027	EUR	300,000	304,607
1.38%, 10/15/2040	EUR	250,000	197,258
1.50%, 7/2/2039	EUR	350,000	287,443
1.63%, 3/7/2031	EUR	200,000	194,620
1.63%, 10/15/2050	EUR	150,000	109,618
1.75%, 7/2/2049	EUR	100,000	75,254
3.00%, 10/15/2028	EUR	100,000	107,064
3.13%, 10/15/2031	EUR	150,000	160,838
3.38%, 10/15/2034	EUR	166,000	179,657
Merck & Co., Inc. 1.88%, 10/15/2026	EUR	100,000	104,452
Microsoft Corp. 3.13%, 12/6/2028	EUR	250,000	273,877
Morgan Stanley:
Series GMTN, 1.38%, 10/27/2026	EUR	100,000	102,462
Series GMTN, 1.88%, 4/27/2027	EUR	184,000	189,865
Series GMTN, 2.63%, 3/9/2027	GBP	100,000	118,362
3 mo. EUR EURIBOR - 0.70%, 0.41%, 10/29/2027 (a)	EUR	100,000	99,649
3 mo. EUR EURIBOR - 0.72%, 0.50%, 2/7/2031 (a)	EUR	200,000	181,479
3 mo. EUR EURIBOR - 0.87%, 0.50%, 10/26/2029 (a)	EUR	500,000	470,630
Series GMTN, 3 mo. EUR EURIBOR + 0.83%, 1.10%, 4/29/2033 (a)	EUR	400,000	357,500
Series EMTN, 3 mo. EUR EURIBOR + 0.83%, 1.34%, 10/23/2026 (a)	EUR	350,000	364,176
3 mo. EUR EURIBOR + 0.90%, 2.10%, 5/8/2026 (a)	EUR	200,000	211,840
3 mo. EUR EURIBOR + 1.04%, 3.79%, 3/21/2030 (a)	EUR	100,000	108,869

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description		Principal Amount	Value
3 mo. EUR EURIBOR + 1.24%, 3.96%, 3/21/2035 (a)	EUR	100,000	$109,594
Series GMTN, 3 mo. EUR EURIBOR + 1.25%, 2.95%, 5/7/2032 (a)	EUR	200,000	207,366
3 mo. EUR EURIBOR + 1.30%, 4.66%, 3/2/2029 (a)	EUR	323,000	361,330
3 mo. EUR EURIBOR + 1.76%, 4.81%, 10/25/2028 (a)	EUR	100,000	112,350
Series GMTN, 3 mo. EUR EURIBOR + 1.95%, 5.15%, 1/25/2034 (a)	EUR	300,000	358,263
Sterling Overnight Index Average + 2.25%, 5.79%, 11/18/2033 (a)	GBP	200,000	265,101
Nestle Finance International Ltd.:
Series EMTN, 1.13%, 4/1/2026 (b)	EUR	300,000	311,212
Series EMTN, 1.50%, 4/1/2030	EUR	306,000	304,200
Netflix, Inc.:
3.63%, 5/15/2027	EUR	175,000	190,618
3.63%, 6/15/2030	EUR	200,000	217,733
4.63%, 5/15/2029	EUR	300,000	342,338
PepsiCo, Inc. 0.75%, 10/14/2033	EUR	200,000	174,489
Pfizer, Inc. 2.74%, 6/15/2043	GBP	200,000	182,834
Philip Morris International, Inc. Series EMTN, 2.88%, 3/3/2026	EUR	100,000	106,773
Procter & Gamble Co. 4.88%, 5/11/2027	EUR	100,000	113,999
Sanofi SA:
Series 8FXD, 1.00%, 3/21/2026	EUR	100,000	103,434
Series 12FX, 1.38%, 3/21/2030	EUR	500,000	491,905
Series EMTN, 1.50%, 4/1/2030	EUR	200,000	198,590
Series EMTN, 1.75%, 9/10/2026	EUR	200,000	208,782
Series 20FX, 1.88%, 3/21/2038	EUR	100,000	92,793
Schlumberger Finance BV:
1.38%, 10/28/2026	EUR	100,000	102,849
2.00%, 5/6/2032	EUR	200,000	196,420
Stellantis NV:
Series EMTN, 0.63%, 3/30/2027	EUR	200,000	199,061
Series EMTN, 0.75%, 1/18/2029	EUR	400,000	382,444
Security Description		Principal Amount	Value
Series EMTN, 1.25%, 6/20/2033	EUR	100,000	$88,063
2.75%, 5/15/2026	EUR	200,000	212,651
Series EMTN, 2.75%, 4/1/2032	EUR	182,000	185,637
3.88%, 1/5/2026	EUR	100,000	108,515
Series EMTN, 4.25%, 6/16/2031	EUR	100,000	112,364
Series EMTN, 4.38%, 3/14/2030 (b)	EUR	300,000	339,840
Thermo Fisher Scientific Finance I BV:
0.80%, 10/18/2030	EUR	250,000	232,705
1.13%, 10/18/2033	EUR	250,000	223,170
1.63%, 10/18/2041	EUR	100,000	81,060
Thermo Fisher Scientific, Inc. Series EMTN, 1.88%, 10/1/2049	EUR	170,000	131,825
Toyota Motor Credit Corp.:
Series EMTN, 0.13%, 11/5/2027	EUR	200,000	193,028
Series EMTN, 4.05%, 9/13/2029	EUR	300,000	335,374
Upjohn Finance BV 1.91%, 6/23/2032	EUR	200,000	181,997
Verizon Communications, Inc.:
0.38%, 3/22/2029	EUR	100,000	93,964
0.75%, 3/22/2032	EUR	100,000	88,233
1.25%, 4/8/2030	EUR	200,000	191,297
1.30%, 5/18/2033	EUR	170,000	152,338
1.38%, 11/2/2028	EUR	100,000	99,383
2.63%, 12/1/2031	EUR	200,000	204,638
Series 20Y, 2.88%, 1/15/2038	EUR	400,000	393,817
3.38%, 10/27/2036	GBP	100,000	105,449
3.50%, 6/28/2032	EUR	150,000	162,726
Series EMTN, 3.75%, 2/28/2036	EUR	150,000	163,017
4.25%, 10/31/2030	EUR	100,000	113,132
4.75%, 10/31/2034	EUR	175,000	207,320
Visa, Inc. 1.50%, 6/15/2026	EUR	350,000	364,037
Walmart, Inc.:
4.88%, 9/21/2029	EUR	151,000	178,733
5.25%, 9/28/2035	GBP	78,000	104,755
5.63%, 3/27/2034	GBP	200,000	275,543
Wells Fargo & Co.:
Series EMTN, 0.63%, 3/25/2030	EUR	300,000	272,640
0.63%, 8/14/2030	EUR	100,000	90,018
Series EMTN, 1.00%, 2/2/2027	EUR	100,000	100,538
Series EMTN, 1.38%, 10/26/2026	EUR	400,000	408,875
Series EMTN, 1.50%, 5/24/2027	EUR	200,000	202,575

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 1.63%, 6/2/2025	EUR	150,000	$157,831
Series EMTN, 2.00%, 7/28/2025	GBP	100,000	121,221
Series EMTN, 2.00%, 4/27/2026	EUR	300,000	313,276
4.63%, 11/2/2035	GBP	50,000	61,393
Series EMTN, 3 mo. EUR EURIBOR - 1.85%, 1.74%, 5/4/2030 (a)	EUR	300,000	295,394
			39,988,886
TOTAL CORPORATE BONDS & NOTES (Cost $171,417,765)			160,439,184
	Shares
SHORT-TERM INVESTMENTS — 6.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.30% (c) (d)	1,531	1,531
State Street Navigator Securities Lending Portfolio II (e) (f)	9,763,538	9,763,538
TOTAL SHORT-TERM INVESTMENTS (Cost $9,765,069)		9,765,069
TOTAL INVESTMENTS — 104.3% (Cost $181,182,834)		170,204,253
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.3)%		(7,056,340)
NET ASSETS — 100.0%		$163,147,913

(a)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	All or a portion of the shares of the security are on loan at March 31, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
DMTN	Domestic Medium - Term Note
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
SONIA	Sterling Overnight Index Average
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$160,439,184	$—	$160,439,184
Short-Term Investments	9,765,069	—	—	9,765,069
TOTAL INVESTMENTS	$9,765,069	$160,439,184	$—	$170,204,253
Sector Breakdown as of March 31, 2024

% of Total Investments
Financial	52.2%
Consumer, Non-cyclical	11.6
Communications	8.0
Consumer, Cyclical	7.2
Utilities	4.2
Industrial	3.9
Energy	3.7
Technology	3.0
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

% of Total Investments
Basic Materials	0.5%
Short-Term Investments	5.7
TOTAL	100.0%
(The sector breakdown is expressed as a percentage of total investments and may change over time.)
Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,708	$1,708	$1,064,234	$1,064,411	$—	$—	1,531	$1,531	$688
State Street Navigator Securities Lending Portfolio II	8,990,962	8,990,962	12,666,442	11,893,866	—	—	9,763,538	9,763,538	6,137
Total		$8,992,670	$13,730,676	$12,958,277	$—	$—		$9,765,069	$6,825
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 98.8%
AUSTRALIA — 4.4%
Australia Government Bonds:
Series 161, 0.25%, 11/21/2025	AUD	1,650,000	$1,017,209
Series 164, 0.50%, 9/21/2026	AUD	2,736,000	1,654,764
Series 160, 1.00%, 12/21/2030	AUD	2,471,000	1,347,960
Series 163, 1.00%, 11/21/2031	AUD	1,332,000	705,695
Series 158, 1.25%, 5/21/2032	AUD	2,536,000	1,350,931
Series 157, 1.50%, 6/21/2031	AUD	3,305,000	1,842,234
Series 165, 1.75%, 11/21/2032	AUD	1,098,000	602,684
Series 162, 1.75%, 6/21/2051	AUD	1,876,000	716,905
Series 149, 2.25%, 5/21/2028	AUD	2,723,000	1,685,129
Series 155, 2.50%, 5/21/2030	AUD	3,873,000	2,357,077
Series 148, 2.75%, 11/21/2027	AUD	3,354,000	2,125,428
Series 152, 2.75%, 11/21/2028	AUD	2,978,000	1,871,627
Series 154, 2.75%, 11/21/2029	AUD	3,654,000	2,270,878
Series 145, 2.75%, 6/21/2035	AUD	886,000	512,046
Series 156, 2.75%, 5/21/2041	AUD	941,000	501,977
Series 166, 3.00%, 11/21/2033	AUD	2,174,000	1,309,098
Series 150, 3.00%, 3/21/2047	AUD	1,591,000	834,705
Series 139, 3.25%, 4/21/2025	AUD	3,381,000	2,189,643
Series 138, 3.25%, 4/21/2029	AUD	4,102,000	2,627,517
Series 147, 3.25%, 6/21/2039	AUD	1,647,000	962,202
Series 168, 3.50%, 12/21/2034	AUD	2,178,000	1,359,296
Series 167, 3.75%, 5/21/2034	AUD	2,951,000	1,888,238
3.75%, 4/21/2037	AUD	1,469,000	925,267
Series 142, 4.25%, 4/21/2026	AUD	3,405,000	2,247,033
Series 140, 4.50%, 4/21/2033	AUD	2,744,000	1,865,453
Series 136, 4.75%, 4/21/2027	AUD	3,538,000	2,384,433
			39,155,429
Security Description		Principal Amount	Value
AUSTRIA — 2.7%
Republic of Austria Government Bonds:
Zero Coupon, 4/20/2025 (a)	EUR	135,000	$140,863
Zero Coupon, 10/20/2028 (a)	EUR	1,023,000	979,883
Zero Coupon, 2/20/2030 (a)	EUR	1,171,000	1,082,875
Zero Coupon, 2/20/2031 (a)	EUR	743,000	667,508
Zero Coupon, 10/20/2040 (a)	EUR	604,000	401,177
0.25%, 10/20/2036 (a)	EUR	531,000	413,880
0.50%, 4/20/2027 (a)	EUR	1,337,000	1,349,441
0.50%, 2/20/2029 (a)	EUR	1,337,000	1,302,492
0.70%, 4/20/2071 (a)	EUR	299,000	149,899
0.75%, 10/20/2026 (a)	EUR	1,473,000	1,511,438
0.75%, 2/20/2028 (a)	EUR	838,000	841,416
0.75%, 3/20/2051 (a)	EUR	495,000	316,410
0.85%, 6/30/2120 (a)	EUR	400,000	202,807
0.90%, 2/20/2032 (a)	EUR	1,034,000	971,468
1.20%, 10/20/2025 (a)	EUR	1,217,000	1,276,796
1.50%, 2/20/2047 (a)	EUR	452,000	366,950
1.50%, 11/2/2086 (a)	EUR	317,000	210,409
1.85%, 5/23/2049 (a)	EUR	400,000	343,275
2.00%, 7/15/2026 (a)	EUR	489,000	518,175
2.10%, 9/20/2117 (a)	EUR	859,000	715,242
2.40%, 5/23/2034 (a)	EUR	929,000	966,598
2.90%, 5/23/2029 (a)	EUR	700,000	765,571
2.90%, 2/20/2033 (a)	EUR	1,492,000	1,623,928
3.15%, 6/20/2044 (a)	EUR	1,056,000	1,162,811
3.15%, 10/20/2053 (a)	EUR	120,000	131,865
3.80%, 1/26/2062 (a)	EUR	665,000	837,948
4.15%, 3/15/2037 (a)	EUR	1,843,000	2,248,401
4.85%, 3/15/2026 (a)	EUR	946,000	1,058,276
6.25%, 7/15/2027	EUR	1,098,000	1,313,688
			23,871,490
BELGIUM — 3.9%
Kingdom of Belgium Government Bonds:
Series 91, Zero Coupon, 10/22/2027 (a)	EUR	884,000	869,492
Series 92, Zero Coupon, 10/22/2031 (a)	EUR	1,149,000	1,014,365
Series 89, 0.10%, 6/22/2030 (a)	EUR	200,200	185,010
Series 93, 0.65%, 6/22/2071 (a)	EUR	661,000	307,183
Series 74, 0.80%, 6/22/2025 (a)	EUR	1,042,000	1,092,274
Series 81, 0.80%, 6/22/2027 (a)	EUR	1,738,000	1,768,416

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description		Principal Amount	Value
Series 85, 0.80%, 6/22/2028 (a)	EUR	1,525,000	$1,528,884
Series 87, 0.90%, 6/22/2029 (a)	EUR	1,952,000	1,934,304
Series 77, 1.00%, 6/22/2026 (a)	EUR	1,889,000	1,960,065
Series 75, 1.00%, 6/22/2031 (a)	EUR	1,767,000	1,699,505
Series 86, 1.25%, 4/22/2033 (a)	EUR	747,000	711,496
Series 95, 1.40%, 6/22/2053 (a)	EUR	973,000	680,255
Series 84, 1.45%, 6/22/2037 (a)	EUR	625,000	560,328
Series 78, 1.60%, 6/22/2047 (a)	EUR	483,000	381,618
Series 88, 1.70%, 6/22/2050 (a)	EUR	1,194,000	932,710
Series 76, 1.90%, 6/22/2038 (a)	EUR	470,000	439,258
Series 80, 2.15%, 6/22/2066 (a)	EUR	846,000	697,869
Series 83, 2.25%, 6/22/2057 (a)	EUR	830,000	705,605
Series 96, 2.75%, 4/22/2039 (a)	EUR	328,000	339,650
Series 97, 3.00%, 6/22/2033 (a)	EUR	1,964,000	2,155,261
Series 73, 3.00%, 6/22/2034 (a)	EUR	1,192,000	1,304,750
Series 98, 3.30%, 6/22/2054 (a)	EUR	1,011,000	1,082,337
Series 99, 3.45%, 6/22/2043 (a)	EUR	621,000	690,800
Series 71, 3.75%, 6/22/2045	EUR	1,093,000	1,269,889
Series 66, 4.00%, 3/28/2032	EUR	1,253,000	1,474,761
Series 60, 4.25%, 3/28/2041 (a)	EUR	1,754,000	2,161,040
Series 64, 4.50%, 3/28/2026 (a)	EUR	899,000	1,000,399
Series 44, 5.00%, 3/28/2035 (a)	EUR	2,460,000	3,175,141
Series 31, 5.50%, 3/28/2028	EUR	2,277,000	2,722,216
			34,844,881
CANADA — 4.6%
Canada Government Bonds:
0.25%, 3/1/2026	CAD	1,773,000	1,218,978
0.50%, 9/1/2025	CAD	3,120,000	2,186,824
0.50%, 12/1/2030	CAD	2,419,000	1,478,571
1.00%, 9/1/2026	CAD	1,362,000	939,626
1.00%, 6/1/2027	CAD	905,000	616,831
1.25%, 3/1/2027	CAD	1,072,000	737,484
Security Description		Principal Amount	Value
1.25%, 6/1/2030	CAD	2,806,000	$1,823,314
1.50%, 4/1/2025	CAD	885,000	634,251
1.50%, 6/1/2026	CAD	903,000	633,058
1.50%, 6/1/2031	CAD	2,625,000	1,702,249
1.50%, 12/1/2031	CAD	1,900,000	1,220,296
1.75%, 12/1/2053	CAD	2,049,000	1,062,058
2.00%, 6/1/2028	CAD	603,000	419,741
2.00%, 6/1/2032	CAD	1,598,000	1,059,268
2.00%, 12/1/2051	CAD	3,405,000	1,900,006
2.25%, 6/1/2025	CAD	910,000	655,718
2.25%, 6/1/2029	CAD	979,000	684,197
2.25%, 12/1/2029	CAD	358,000	249,236
2.50%, 12/1/2032	CAD	1,408,000	966,450
2.75%, 9/1/2027	CAD	1,319,000	946,619
2.75%, 6/1/2033	CAD	1,163,000	812,231
2.75%, 12/1/2048	CAD	1,302,000	861,903
2.75%, 12/1/2055	CAD	1,071,000	701,245
2.75%, 12/1/2064	CAD	671,000	437,473
3.00%, 10/1/2025	CAD	660,000	478,370
3.00%, 4/1/2026	CAD	778,000	563,144
3.00%, 6/1/2034	CAD	500,000	354,790
3.25%, 8/24/2027	CAD	1,000,000	729,163
3.25%, 9/1/2028	CAD	1,720,000	1,255,457
3.25%, 12/1/2033	CAD	2,048,000	1,488,317
3.50%, 8/1/2025	CAD	2,090,000	1,526,098
3.50%, 3/1/2028	CAD	1,000,000	736,479
3.50%, 12/1/2045	CAD	1,497,000	1,122,421
3.75%, 5/1/2025	CAD	971,000	711,555
4.00%, 5/1/2026	CAD	525,000	387,466
4.00%, 3/1/2029	CAD	1,000,000	754,960
4.00%, 6/1/2041	CAD	1,560,000	1,237,014
4.50%, 11/1/2025	CAD	1,350,000	1,000,551
4.50%, 2/1/2026	CAD	1,150,000	854,624
5.00%, 6/1/2037	CAD	1,020,000	875,764
Series WL43, 5.75%, 6/1/2029	CAD	1,172,000	960,447
5.75%, 6/1/2033	CAD	1,356,000	1,180,715
Series VW17, 8.00%, 6/1/2027	CAD	370,000	308,686
Series A-76, 9.00%, 6/1/2025	CAD	330,000	256,267
			40,729,915
CHILE — 0.3%
Bonos de la Tesoreria de la Republica en pesos:
4.70%, 9/1/2030 (a)	CLP	330,000,000	317,299
5.00%, 10/1/2028 (a)	CLP	195,000,000	193,247
5.00%, 3/1/2035	CLP	365,000,000	345,194
5.10%, 7/15/2050	CLP	240,000,000	228,705
5.30%, 11/1/2037 (a)	CLP	140,000,000	135,581
5.80%, 10/1/2034 (a)	CLP	95,000,000	96,637
6.00%, 4/1/2033 (a)	CLP	315,000,000	325,388
Series 30YR, 6.00%, 1/1/2043	CLP	330,000,000	349,306

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description		Principal Amount	Value
7.00%, 5/1/2034 (a)	CLP	275,000,000	$305,344
			2,296,701
CHINA — 4.5%
China Government Bonds:
1.99%, 3/15/2026	CNY	6,500,000	899,888
2.00%, 6/15/2025	CNY	2,950,000	408,605
2.18%, 8/25/2025	CNY	7,000,000	971,548
2.18%, 8/15/2026	CNY	7,000,000	970,527
2.22%, 9/25/2025	CNY	10,850,000	1,507,171
2.24%, 5/25/2025	CNY	8,550,000	1,187,578
2.28%, 11/25/2025	CNY	9,000,000	1,251,096
2.28%, 3/25/2031	CNY	5,000,000	689,979
2.30%, 5/15/2026	CNY	2,000,000	278,170
2.37%, 1/20/2027	CNY	1,400,000	195,006
2.40%, 7/15/2028	CNY	3,000,000	417,365
2.44%, 10/15/2027	CNY	6,050,000	842,893
2.46%, 2/15/2026	CNY	5,890,000	821,185
2.48%, 4/15/2027	CNY	6,500,000	908,273
2.48%, 9/25/2028	CNY	5,750,000	802,378
Series 2216, 2.50%, 7/25/2027	CNY	4,500,000	628,380
2.52%, 8/25/2033	CNY	5,000,000	697,559
2.55%, 10/15/2028	CNY	4,870,000	682,540
2.60%, 9/15/2030	CNY	7,300,000	1,023,234
2.60%, 9/1/2032	CNY	7,500,000	1,051,129
2.62%, 4/15/2028	CNY	4,450,000	624,222
2.62%, 6/25/2030	CNY	7,000,000	982,283
2.64%, 1/15/2028	CNY	5,500,000	771,521
2.67%, 5/25/2033	CNY	5,400,000	762,558
2.69%, 8/15/2032	CNY	8,000,000	1,128,580
2.75%, 6/15/2029	CNY	2,550,000	360,443
2.75%, 2/17/2032	CNY	5,650,000	800,062
2.76%, 5/15/2032	CNY	2,650,000	375,616
2.79%, 12/15/2029	CNY	2,000,000	283,336
2.80%, 3/24/2029	CNY	4,000,000	566,728
2.80%, 3/25/2030	CNY	3,600,000	510,073
2.80%, 11/15/2032	CNY	7,750,000	1,103,131
2.85%, 6/4/2027	CNY	9,700,000	1,370,699
2.88%, 2/25/2033	CNY	3,850,000	552,040
2.89%, 11/18/2031	CNY	6,400,000	915,003
3.00%, 10/15/2053	CNY	2,500,000	381,360
3.12%, 10/25/2052	CNY	3,500,000	529,257
3.19%, 4/15/2053	CNY	5,500,000	864,711
Series 1907, 3.25%, 6/6/2026	CNY	9,350,000	1,329,907
Series 1827, 3.25%, 11/22/2028	CNY	10,720,000	1,552,633
3.27%, 11/19/2030	CNY	8,350,000	1,222,743
3.27%, 3/25/2073	CNY	3,750,000	598,806
3.32%, 4/15/2052	CNY	6,000,000	939,499
3.39%, 3/16/2050	CNY	6,050,000	949,491
3.76%, 3/22/2071	CNY	2,500,000	442,590
3.81%, 9/14/2050	CNY	2,500,000	420,520
Series 1824, 4.08%, 10/22/2048	CNY	20,330,000	3,533,774
Security Description		Principal Amount	Value
Series 1417, 4.63%, 8/11/2034	CNY	500,000	$83,669
			40,189,759
COLOMBIA — 0.7%
Colombia TES:
Series B, 5.75%, 11/3/2027	COP	1,550,000,000	358,420
Series B, 6.00%, 4/28/2028	COP	2,664,000,000	612,838
Series B, 6.25%, 7/9/2036	COP	500,000,000	92,571
Series B, 7.00%, 3/26/2031	COP	2,352,000,000	523,856
Series B, 7.00%, 6/30/2032	COP	4,245,000,000	917,796
Series B, 7.25%, 10/18/2034	COP	2,024,000,000	426,438
Series B, 7.25%, 10/26/2050	COP	2,162,000,000	393,918
Series B, 7.50%, 8/26/2026	COP	2,284,000,000	570,232
Series B, 9.25%, 5/28/2042	COP	4,880,000,000	1,114,883
Series B, 13.25%, 2/9/2033	COP	2,982,400,000	907,627
			5,918,579
CROATIA — 0.3%
Croatia Government Bonds 2.13%, 7/15/2026	EUR	150,000	157,498
Croatia Government International Bonds:
1.13%, 6/19/2029	EUR	391,000	382,295
1.50%, 6/17/2031	EUR	300,000	288,846
2.88%, 4/22/2032	EUR	750,000	789,896
3.00%, 3/20/2027	EUR	900,000	967,043
			2,585,578
CYPRUS — 0.1%
Cyprus Government International Bonds:
Series EMTN, 0.63%, 1/21/2030	EUR	125,000	117,895
Series EMTN, 0.95%, 1/20/2032	EUR	150,000	138,568
Series EMTN, 1.25%, 1/21/2040	EUR	100,000	76,694
Series EMTN, 1.50%, 4/16/2027	EUR	150,000	154,908
Series EMTN, 2.38%, 9/25/2028	EUR	50,000	52,520
Series EMTN, 2.75%, 2/26/2034	EUR	100,000	104,347
Series EMTN, 2.75%, 5/3/2049	EUR	250,000	234,244

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 4.25%, 11/4/2025	EUR	170,000	$186,911
			1,066,087
CZECH REPUBLIC — 0.9%
Czech Republic Government Bonds:
Series 130, 0.05%, 11/29/2029	CZK	8,480,000	294,509
Series 100, 0.25%, 2/10/2027	CZK	6,760,000	261,666
Series 94, 0.95%, 5/15/2030	CZK	12,330,000	445,424
Series 95, 1.00%, 6/26/2026	CZK	9,090,000	364,125
Series 121, 1.20%, 3/13/2031	CZK	11,350,000	407,840
Series 125, 1.50%, 4/24/2040	CZK	7,600,000	228,198
Series 138, 1.75%, 6/23/2032	CZK	6,100,000	221,224
Series 142, 1.95%, 7/30/2037	CZK	3,500,000	117,648
Series 103, 2.00%, 10/13/2033	CZK	13,080,000	474,082
Series 89, 2.40%, 9/17/2025	CZK	10,190,000	425,984
Series 78, 2.50%, 8/25/2028	CZK	14,500,000	588,658
Series 105, 2.75%, 7/23/2029	CZK	11,200,000	455,319
Series 145, 3.50%, 5/30/2035	CZK	9,400,000	383,018
Series 49, 4.20%, 12/4/2036	CZK	8,690,000	378,362
Series 154, 4.50%, 11/11/2032	CZK	5,000,000	222,014
Series 53, 4.85%, 11/26/2057	CZK	1,750,000	83,154
Series 11Y, 4.90%, 4/14/2034	CZK	3,850,000	176,788
Series 150, 5.00%, 9/30/2030	CZK	17,600,000	801,934
Series 149, 5.50%, 12/12/2028	CZK	11,400,000	523,351
Series 153, 5.75%, 3/29/2029	CZK	5,950,000	276,574
Series 148, 6.00%, 2/26/2026	CZK	10,050,000	446,281
Series 152, 6.20%, 6/16/2031	CZK	3,700,000	181,436
			7,757,589
DENMARK — 0.7%
Denmark Government Bonds:
Series 10Y, Zero Coupon, 11/15/2031	DKK	5,696,000	696,964
Security Description		Principal Amount	Value
Series 30Y, 0.25%, 11/15/2052	DKK	4,367,000	$349,790
Series 10Y, 0.50%, 11/15/2027	DKK	4,712,000	637,282
Series 10YR, 0.50%, 11/15/2029	DKK	4,390,000	576,799
1.75%, 11/15/2025	DKK	5,528,000	786,120
2.25%, 11/15/2033	DKK	2,925,000	420,761
4.50%, 11/15/2039	DKK	12,609,000	2,293,881
			5,761,597
ESTONIA — 0.0% (b)
Estonia Government International Bonds:
0.13%, 6/10/2030	EUR	188,000	169,345
4.00%, 10/12/2032	EUR	175,000	199,242
			368,587
FINLAND — 1.2%
Finland Government Bonds:
Zero Coupon, 9/15/2026 (a)	EUR	196,000	197,487
Zero Coupon, 9/15/2030 (a)	EUR	225,000	205,068
0.13%, 9/15/2031 (a)	EUR	646,000	577,763
0.13%, 4/15/2036 (a)	EUR	146,000	113,520
0.13%, 4/15/2052 (a)	EUR	634,000	326,952
0.25%, 9/15/2040 (a)	EUR	215,000	150,461
0.50%, 4/15/2026 (a)	EUR	574,000	590,368
0.50%, 9/15/2027 (a)	EUR	226,000	226,235
0.50%, 9/15/2028 (a)	EUR	522,000	512,789
0.50%, 9/15/2029 (a)	EUR	548,000	528,122
0.50%, 4/15/2043 (a)	EUR	192,000	133,071
0.75%, 4/15/2031 (a)	EUR	696,000	659,944
0.88%, 9/15/2025 (a)	EUR	226,000	236,514
1.13%, 4/15/2034 (a)	EUR	716,000	661,000
1.38%, 4/15/2027 (a)	EUR	408,000	422,776
Series 30Y, 1.38%, 4/15/2047 (a)	EUR	665,000	530,603
1.50%, 9/15/2032 (a)	EUR	595,000	583,119
2.63%, 7/4/2042 (a)	EUR	735,000	753,659
2.75%, 7/4/2028 (a)	EUR	515,000	557,552
2.75%, 4/15/2038 (a)	EUR	350,000	368,219
2.88%, 4/15/2029 (a)	EUR	500,000	545,360
3.00%, 9/15/2033 (a)	EUR	635,000	697,578
4.00%, 7/4/2025 (a)	EUR	792,000	863,737
			10,441,897
FRANCE — 5.0%
French Republic Government Bonds OAT:
Zero Coupon, 2/25/2026 (a)	EUR	628,000	641,877
Zero Coupon, 2/25/2027 (a)	EUR	1,078,000	1,076,081

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description		Principal Amount	Value
Zero Coupon, 11/25/2029 (a)	EUR	1,002,000	$935,059
Zero Coupon, 11/25/2030 (a)	EUR	1,246,000	1,131,709
Zero Coupon, 11/25/2031 (a)	EUR	299,000	263,955
Zero Coupon, 5/25/2032 (a)	EUR	674,000	586,012
0.25%, 11/25/2026 (a)	EUR	527,000	532,878
0.50%, 5/25/2025 (a)	EUR	1,016,000	1,062,952
0.50%, 5/25/2026 (a)	EUR	1,003,000	1,030,553
0.50%, 5/25/2029 (a)	EUR	1,291,000	1,253,106
0.50%, 5/25/2040 (a)	EUR	441,000	320,891
0.50%, 6/25/2044 (a)	EUR	299,000	196,497
0.50%, 5/25/2072 (a)	EUR	710,000	302,904
0.75%, 2/25/2028 (a)	EUR	1,233,000	1,238,034
0.75%, 5/25/2028 (a)	EUR	1,286,000	1,286,464
0.75%, 11/25/2028 (a)	EUR	1,601,000	1,588,146
0.75%, 5/25/2052 (a)	EUR	763,000	452,708
0.75%, 5/25/2053 (a)	EUR	700,000	406,042
1.00%, 11/25/2025 (a)	EUR	866,000	904,902
1.00%, 5/25/2027 (a)	EUR	1,149,000	1,177,273
1.25%, 5/25/2034 (a)	EUR	1,042,000	970,711
1.25%, 5/25/2036 (a)	EUR	1,132,000	1,013,684
1.25%, 5/25/2038 (a)	EUR	194,000	166,652
1.50%, 5/25/2031 (a)	EUR	1,055,000	1,055,217
1.50%, 5/25/2050 (a)	EUR	265,000	200,048
1.75%, 6/25/2039 (a)	EUR	665,000	607,235
1.75%, 5/25/2066 (a)	EUR	350,000	258,136
2.00%, 11/25/2032 (a)	EUR	350,000	356,843
2.00%, 5/25/2048 (a)	EUR	576,000	496,841
2.50%, 9/24/2026 (a)	EUR	1,460,000	1,564,160
2.50%, 5/25/2030 (a)	EUR	1,895,000	2,031,606
2.50%, 5/25/2043 (a)	EUR	186,000	181,237
2.75%, 10/25/2027 (a)	EUR	1,423,000	1,539,305
2.75%, 2/25/2029 (a)	EUR	1,067,000	1,157,315
3.00%, 5/25/2033 (a)	EUR	1,782,000	1,960,549
3.00%, 5/25/2054 (a)	EUR	565,000	577,544
3.25%, 5/25/2045 (a)	EUR	1,191,000	1,299,255
3.50%, 4/25/2026 (a)	EUR	1,771,000	1,935,517
3.50%, 11/25/2033 (a)	EUR	950,000	1,085,465
4.00%, 10/25/2038 (a)	EUR	956,000	1,149,341
4.00%, 4/25/2055 (a)	EUR	906,000	1,113,217
4.00%, 4/25/2060 (a)	EUR	449,000	560,287
4.50%, 4/25/2041 (a)	EUR	1,330,000	1,700,479
4.75%, 4/25/2035 (a)	EUR	966,000	1,227,022
5.50%, 4/25/2029 (a)	EUR	707,000	864,292
5.75%, 10/25/2032 (a)	EUR	1,104,000	1,459,972
6.00%, 10/25/2025 (a)	EUR	1,470,000	1,656,454
			44,576,427
GERMANY — 4.5%
Bundesobligation:
Series 181, Zero Coupon, 4/11/2025	EUR	329,000	343,634
Security Description		Principal Amount	Value
Series 182, Zero Coupon, 10/10/2025	EUR	866,000	$894,659
Series 183, Zero Coupon, 4/10/2026	EUR	744,000	760,517
Series 184, Zero Coupon, 10/9/2026	EUR	501,000	506,995
Series 186, 1.30%, 10/15/2027	EUR	1,157,000	1,202,576
Series 187, 2.20%, 4/13/2028	EUR	950,000	1,018,746
Series 188, 2.40%, 10/19/2028	EUR	1,275,000	1,379,630
Bundesrepublik Deutschland Bundesanleihe:
Zero Coupon, 8/15/2026	EUR	559,000	567,533
Zero Coupon, 11/15/2027	EUR	371,000	367,476
Zero Coupon, 11/15/2028	EUR	542,000	526,982
Zero Coupon, 8/15/2029	EUR	429,000	411,014
Zero Coupon, 2/15/2030	EUR	484,000	458,891
Zero Coupon, 8/15/2030	EUR	892,000	837,553
Zero Coupon, 2/15/2031	EUR	595,000	552,516
Zero Coupon, 8/15/2031	EUR	709,000	651,595
Zero Coupon, 2/15/2032	EUR	260,000	236,103
Zero Coupon, 5/15/2036	EUR	430,000	349,232
Zero Coupon, 8/15/2050	EUR	1,324,000	763,051
Zero Coupon, 8/15/2052	EUR	1,025,000	563,585
0.25%, 2/15/2027	EUR	622,000	629,874
0.25%, 8/15/2028	EUR	713,000	704,608
0.25%, 2/15/2029	EUR	120,000	117,599
0.50%, 2/15/2026	EUR	662,000	685,075
0.50%, 8/15/2027	EUR	763,000	772,946
0.50%, 2/15/2028	EUR	787,000	791,741
1.00%, 8/15/2025	EUR	469,000	492,439
1.00%, 5/15/2038	EUR	593,000	531,053
1.25%, 8/15/2048	EUR	536,000	452,499
1.70%, 8/15/2032	EUR	750,000	777,017
1.80%, 8/15/2053	EUR	1,092,000	1,020,813
2.10%, 11/15/2029	EUR	824,000	881,010
2.30%, 2/15/2033	EUR	1,293,000	1,401,366
Series 7Y, 2.40%, 11/15/2030	EUR	482,000	524,669
2.50%, 7/4/2044	EUR	844,000	913,223
2.50%, 8/15/2046	EUR	789,000	855,699

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description		Principal Amount	Value
Series 10Y, 2.60%, 8/15/2033	EUR	874,000	$969,481
3.25%, 7/4/2042	EUR	972,000	1,166,913
Series 05, 4.00%, 1/4/2037	EUR	1,179,000	1,494,024
Series 2007, 4.25%, 7/4/2039	EUR	1,155,000	1,528,504
Series 98, 4.75%, 7/4/2028	EUR	1,082,000	1,278,881
Series 03, 4.75%, 7/4/2034	EUR	932,000	1,227,578
Series 08, 4.75%, 7/4/2040	EUR	946,000	1,330,953
5.50%, 1/4/2031	EUR	1,263,000	1,634,881
Series 98, 5.63%, 1/4/2028	EUR	1,319,000	1,584,978
6.25%, 1/4/2030	EUR	1,059,000	1,382,977
Series 97, 6.50%, 7/4/2027	EUR	1,043,000	1,263,190
Bundesschatzanweisungen:
2.80%, 6/12/2025	EUR	179,000	192,338
Series 2Y, 3.10%, 9/18/2025	EUR	700,000	756,082
Series 2Y, 3.10%, 12/12/2025	EUR	600,000	649,367
			40,404,066
GREECE — 0.8%
Hellenic Republic Government Bonds:
1.50%, 6/18/2030 (a)	EUR	1,000,000	984,917
1.88%, 7/23/2026 (a)	EUR	750,000	795,420
1.88%, 1/24/2052 (a)	EUR	350,000	257,894
3.88%, 6/15/2028 (a)	EUR	1,000,000	1,121,379
4.25%, 6/15/2033 (a)	EUR	1,250,000	1,451,907
4.38%, 7/18/2038 (a)	EUR	1,750,000	2,034,018
			6,645,535
HONG KONG — 0.1%
Hong Kong Government Bonds Programme:
1.25%, 6/29/2027	HKD	1,200,000	142,836
1.59%, 3/4/2036	HKD	200,000	20,073
1.68%, 1/21/2026	HKD	1,500,000	184,706
1.79%, 4/14/2025	HKD	800,000	99,871
1.89%, 3/2/2032	HKD	800,000	91,140
1.97%, 1/17/2029	HKD	400,000	47,856
2.02%, 3/7/2034	HKD	300,000	32,932
2.13%, 7/16/2030	HKD	500,000	59,197
			678,611
HUNGARY — 0.4%
Hungary Government Bonds:
Series 26/E, 1.50%, 4/22/2026	HUF	41,700,000	103,183
Security Description		Principal Amount	Value
Series 26/F, 1.50%, 8/26/2026	HUF	65,000,000	$158,100
Series 29/A, 2.00%, 5/23/2029	HUF	50,000,000	109,503
Series 33/A, 2.25%, 4/20/2033	HUF	66,720,000	128,575
Series 34/A, 2.25%, 6/22/2034	HUF	40,000,000	74,322
Series 26/D, 2.75%, 12/22/2026	HUF	57,780,000	142,904
Series 27/A, 3.00%, 10/27/2027	HUF	123,260,000	298,915
Series 30/A, 3.00%, 8/21/2030	HUF	104,210,000	231,359
Series 38/A, 3.00%, 10/27/2038	HUF	103,500,000	187,678
Series 41/A, 3.00%, 4/25/2041	HUF	45,000,000	77,339
Series 31/A, 3.25%, 10/22/2031	HUF	135,000,000	295,234
Series 28/B, 4.50%, 3/23/2028	HUF	151,000,000	381,477
4.50%, 5/27/2032	HUF	71,000,000	167,492
Series 32/A, 4.75%, 11/24/2032	HUF	183,000,000	437,585
Series 25/B, 5.50%, 6/24/2025	HUF	122,940,000	332,440
Series 28/A, 6.75%, 10/22/2028	HUF	228,870,000	626,523
			3,752,629
INDONESIA — 2.6%
Indonesia Treasury Bonds:
Series FR90, 5.13%, 4/15/2027	IDR	8,524,000,000	517,924
Series FR86, 5.50%, 4/15/2026	IDR	8,050,000,000	499,283
Series FR64, 6.13%, 5/15/2028	IDR	39,671,000,000	2,462,154
Series FR88, 6.25%, 6/15/2036	IDR	5,270,000,000	319,349
Series FR95, 6.38%, 8/15/2028	IDR	19,328,000,000	1,210,795
Series FR91, 6.38%, 4/15/2032	IDR	18,992,000,000	1,174,378
Series FR93, 6.38%, 7/15/2037	IDR	5,605,000,000	346,834
Series FR81, 6.50%, 6/15/2025	IDR	12,818,000,000	809,664
Series FR87, 6.50%, 2/15/2031	IDR	24,990,000,000	1,561,847
Series FR65, 6.63%, 5/15/2033	IDR	40,445,000,000	2,543,839
Series 100, 6.63%, 2/15/2034	IDR	11,950,000,000	746,003
Series FR89, 6.88%, 8/15/2051	IDR	8,315,000,000	519,773

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description		Principal Amount	Value
Series FR59, 7.00%, 5/15/2027	IDR	44,850,000,000	$2,867,232
Series FR82, 7.00%, 9/15/2030	IDR	11,000,000,000	707,150
Series FR96, 7.00%, 2/15/2033	IDR	16,205,000,000	1,042,281
Series FR98, 7.13%, 6/15/2038	IDR	5,250,000,000	335,738
Series FR92, 7.13%, 6/15/2042	IDR	18,230,000,000	1,171,572
Series FR97, 7.13%, 6/15/2043	IDR	8,000,000,000	511,193
Series FR76, 7.38%, 5/15/2048	IDR	10,875,000,000	718,758
Series FR75, 7.50%, 5/15/2038	IDR	15,342,000,000	1,022,655
Series FR83, 7.50%, 4/15/2040	IDR	12,980,000,000	863,131
Perusahaan Penerbit SBSN Indonesia:
Series PBS, 5.38%, 8/15/2025	IDR	7,559,000,000	472,386
Series PBS, 6.50%, 6/15/2039	IDR	2,814,000,000	172,289
Series PBS, 6.75%, 6/15/2047	IDR	4,500,000,000	279,040
Series PBS, 6.88%, 3/15/2036	IDR	10,000,000,000	633,800
			23,509,068
IRELAND — 1.1%
Ireland Government Bonds:
Zero Coupon, 10/18/2031	EUR	563,000	501,237
0.20%, 5/15/2027	EUR	371,000	371,543
0.20%, 10/18/2030	EUR	603,000	559,024
0.35%, 10/18/2032	EUR	673,000	601,547
0.40%, 5/15/2035	EUR	319,900	268,136
0.55%, 4/22/2041	EUR	219,000	160,990
0.90%, 5/15/2028	EUR	905,000	914,573
1.00%, 5/15/2026	EUR	435,000	452,185
1.10%, 5/15/2029	EUR	1,105,000	1,110,220
1.30%, 5/15/2033	EUR	531,000	510,750
1.35%, 3/18/2031	EUR	687,000	685,448
1.50%, 5/15/2050	EUR	702,000	552,092
1.70%, 5/15/2037	EUR	813,000	767,405
2.00%, 2/18/2045	EUR	1,010,000	926,253
2.40%, 5/15/2030	EUR	939,000	1,004,058
3.00%, 10/18/2043	EUR	400,000	435,413
			9,820,874
ISRAEL — 0.8%
Israel Government Bonds - Fixed:
Series 0425, 0.50%, 4/30/2025	ILS	1,310,000	342,678
Security Description		Principal Amount	Value
Series 0226, 0.50%, 2/27/2026	ILS	1,775,000	$453,234
Series 0330, 1.00%, 3/31/2030	ILS	3,380,000	769,131
Series 0432, 1.30%, 4/30/2032	ILS	2,310,000	502,398
Series 0537, 1.50%, 5/31/2037	ILS	2,655,000	503,251
Series 0825, 1.75%, 8/31/2025	ILS	2,404,000	635,605
Series 0327, 2.00%, 3/31/2027	ILS	2,365,000	609,082
Series 0928, 2.25%, 9/28/2028	ILS	2,585,000	652,935
Series 1152, 2.80%, 11/29/2052	ILS	1,387,000	256,561
Series 0229, 3.75%, 2/28/2029	ILS	1,025,000	275,537
Series 0347, 3.75%, 3/31/2047	ILS	2,045,000	475,516
Series 0142, 5.50%, 1/31/2042	ILS	2,948,000	881,334
Series 1026, 6.25%, 10/30/2026	ILS	1,490,000	428,754
			6,786,016
ITALY — 4.5%
Italy Buoni Poliennali del Tesoro 3.50%, 2/15/2031 (a)	EUR	850,000	925,160
Italy Buoni Poliennali Del Tesoro:
Series 5Y, Zero Coupon, 4/1/2026	EUR	317,000	321,305
Series 5Y, Zero Coupon, 8/1/2026	EUR	250,000	251,019
Series 10Y, 0.60%, 8/1/2031 (a)	EUR	45,000	39,944
Series 8Y, 0.85%, 1/15/2027	EUR	348,000	353,275
Series 11Y, 0.90%, 4/1/2031	EUR	215,000	197,075
Series 7Y, 0.95%, 9/15/2027	EUR	460,000	462,074
Series 10Y, 0.95%, 8/1/2030	EUR	235,000	219,932
Series 10Y, 0.95%, 12/1/2031 (a)	EUR	265,000	239,492
Series 10Y, 0.95%, 6/1/2032	EUR	189,000	168,368
Series 16Y, 0.95%, 3/1/2037 (a)	EUR	186,000	143,047
Series 3Y, 1.20%, 8/15/2025	EUR	214,000	224,397
Series 10Y, 1.25%, 12/1/2026	EUR	438,000	450,783
Series 11Y, 1.35%, 4/1/2030	EUR	567,000	549,079

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description		Principal Amount	Value
Series 7Y, 1.45%, 5/15/2025	EUR	150,000	$158,561
Series 16Y, 1.45%, 3/1/2036 (a)	EUR	268,000	225,761
Series 10Y, 1.50%, 6/1/2025	EUR	405,000	427,908
Series 34Y, 1.50%, 4/30/2045 (a)	EUR	150,000	104,932
Series 10Y, 1.60%, 6/1/2026	EUR	348,000	363,606
Series 10Y, 1.65%, 12/1/2030 (a)	EUR	669,000	650,051
Series 17Y, 1.65%, 3/1/2032 (a)	EUR	627,000	595,115
Series 31Y, 1.70%, 9/1/2051 (a)	EUR	150,000	101,022
Series 5Y, 1.85%, 7/1/2025 (a)	EUR	253,000	268,130
Series 10Y, 2.00%, 12/1/2025	EUR	508,000	537,599
Series 10Y, 2.00%, 2/1/2028	EUR	576,000	597,495
Series 10Y, 2.05%, 8/1/2027	EUR	503,000	525,313
Series 7Y, 2.10%, 7/15/2026	EUR	477,000	503,155
Series 30Y, 2.15%, 9/1/2052 (a)	EUR	159,000	116,927
Series 50Y, 2.15%, 3/1/2072 (a)	EUR	190,000	128,832
Series 10Y, 2.20%, 6/1/2027	EUR	750,000	788,093
Series 20Y, 2.25%, 9/1/2036 (a)	EUR	395,000	362,217
Series 15Y, 2.45%, 9/1/2033 (a)	EUR	577,000	569,106
2.45%, 9/1/2050 (a)	EUR	444,000	355,744
Series 7Y, 2.50%, 11/15/2025	EUR	493,000	526,104
Series 5Y, 2.65%, 12/1/2027	EUR	435,000	462,424
Series 31Y, 2.70%, 3/1/2047 (a)	EUR	287,000	248,399
Series 10Y, 2.80%, 12/1/2028	EUR	1,302,000	1,385,821
Series 7Y, 2.80%, 6/15/2029	EUR	633,000	670,554
Series 50Y, 2.80%, 3/1/2067 (a)	EUR	45,000	36,734
Series 20Y, 2.95%, 9/1/2038 (a)	EUR	158,000	152,887
Series 10Y, 3.00%, 8/1/2029	EUR	972,000	1,039,907
Series 21Y, 3.10%, 3/1/2040 (a)	EUR	205,000	198,835
Series 16Y, 3.25%, 3/1/2038 (a)	EUR	287,000	288,449
Security Description		Principal Amount	Value
Series 31Y, 3.25%, 9/1/2046 (a)	EUR	706,000	$673,416
Series 26Y, 3.35%, 3/1/2035 (a)	EUR	794,000	830,319
Series 5Y, 3.40%, 4/1/2028	EUR	569,000	620,641
Series 31Y, 3.45%, 3/1/2048 (a)	EUR	741,000	725,639
Series 16Y, 3.50%, 3/1/2030 (a)	EUR	886,000	969,993
Series 2Y, 3.60%, 9/29/2025	EUR	300,000	324,956
3.70%, 6/15/2030	EUR	604,000	666,337
3.80%, 4/15/2026	EUR	600,000	655,270
Series 5Y, 3.80%, 8/1/2028	EUR	816,000	903,841
Series 3Y, 3.85%, 9/15/2026	EUR	600,000	658,172
Series 30Y, 3.85%, 9/1/2049 (a)	EUR	683,000	709,557
Series 7Y, 4.00%, 11/15/2030	EUR	494,000	553,999
Series 8Y, 4.00%, 10/30/2031 (a)	EUR	250,000	281,129
Series 13Y, 4.00%, 4/30/2035 (a)	EUR	571,000	634,136
Series 31Y, 4.00%, 2/1/2037 (a)	EUR	1,219,000	1,345,357
4.10%, 2/1/2029	EUR	200,000	224,746
Series 10Y, 4.20%, 3/1/2034	EUR	500,000	565,380
4.35%, 11/1/2033	EUR	141,000	161,523
4.45%, 9/1/2043 (a)	EUR	250,000	282,745
Series 16Y, 4.50%, 3/1/2026 (a)	EUR	907,000	1,002,286
Series 30Y, 4.50%, 10/1/2053 (a)	EUR	200,000	227,617
Series 15Y, 4.75%, 9/1/2028 (a)	EUR	1,041,000	1,197,663
Series 31Y, 4.75%, 9/1/2044 (a)	EUR	781,000	921,141
Series 31Y, 5.00%, 8/1/2034 (a)	EUR	906,000	1,091,209
Series 32Y, 5.00%, 8/1/2039 (a)	EUR	753,000	908,934
Series 31Y, 5.00%, 9/1/2040 (a)	EUR	808,000	974,959
Series 31Y, 5.25%, 11/1/2029	EUR	731,000	871,518
Series 31Y, 5.75%, 2/1/2033	EUR	617,000	776,709
Series 31Y, 6.00%, 5/1/2031	EUR	1,112,000	1,402,769
Series 30Y, 6.50%, 11/1/2027	EUR	1,116,000	1,343,159

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description		Principal Amount	Value
Series 30Y, 7.25%, 11/1/2026	EUR	755,000	$897,674
			40,337,425
JAPAN — 23.0%
Japan Government Five Year Bonds:
Series 147, 0.01%, 3/20/2026	JPY	255,350,000	1,681,418
Series 148, 0.01%, 6/20/2026	JPY	168,000,000	1,105,484
Series 149, 0.01%, 9/20/2026	JPY	113,900,000	749,048
Series 150, 0.01%, 12/20/2026	JPY	296,350,000	1,948,025
Series 151, 0.01%, 3/20/2027	JPY	169,000,000	1,109,999
Series 153, 0.01%, 6/20/2027	JPY	240,000,000	1,575,029
0.10%, 6/20/2025	JPY	284,850,000	1,882,801
Series 145, 0.10%, 9/20/2025	JPY	300,000,000	1,982,305
Series 146, 0.10%, 12/20/2025	JPY	267,700,000	1,767,197
Series 152, 0.10%, 3/20/2027	JPY	119,950,000	790,032
Series 154, 0.10%, 9/20/2027	JPY	230,450,000	1,515,874
Series 158, 0.10%, 3/20/2028	JPY	158,200,000	1,037,998
Series 159, 0.10%, 6/20/2028	JPY	112,000,000	734,288
Series 156, 0.20%, 12/20/2027	JPY	138,000,000	910,009
Series 157, 0.20%, 3/20/2028	JPY	135,000,000	889,263
Series 160, 0.20%, 6/20/2028	JPY	179,650,000	1,182,702
Series 155, 0.30%, 12/20/2027	JPY	178,250,000	1,179,751
Series 161, 0.30%, 6/20/2028	JPY	128,500,000	849,503
Series 162, 0.30%, 9/20/2028	JPY	100,000,000	660,101
Series 163, 0.40%, 9/20/2028	JPY	309,350,000	2,050,628
0.40%, 12/20/2028	JPY	250,000,000	1,655,473
Japan Government Forty Year Bonds:
Series 9, 0.40%, 3/20/2056	JPY	64,200,000	283,847
Series 12, 0.50%, 3/20/2059	JPY	92,000,000	404,880
Series 13, 0.50%, 3/20/2060	JPY	100,600,000	437,496
Series 14, 0.70%, 3/20/2061	JPY	117,350,000	543,402
Security Description		Principal Amount	Value
Series 11, 0.80%, 3/20/2058	JPY	91,350,000	$454,272
Series 10, 0.90%, 3/20/2057	JPY	112,750,000	584,360
Series 15, 1.00%, 3/20/2062	JPY	180,050,000	916,102
Series 16, 1.30%, 3/20/2063	JPY	109,000,000	606,725
Series 8, 1.40%, 3/20/2055	JPY	75,750,000	459,090
Series 7, 1.70%, 3/20/2054	JPY	103,900,000	679,406
Series 6, 1.90%, 3/20/2053	JPY	61,350,000	421,450
Series 5, 2.00%, 3/20/2052	JPY	62,100,000	436,864
Series 2, 2.20%, 3/20/2049	JPY	92,750,000	685,374
Series 3, 2.20%, 3/20/2050	JPY	58,600,000	431,575
Series 4, 2.20%, 3/20/2051	JPY	62,500,000	459,013
Series 1, 2.40%, 3/20/2048	JPY	70,200,000	538,598
Japan Government Ten Year Bonds:
Series 342, 0.10%, 3/20/2026	JPY	273,450,000	1,803,854
Series 343, 0.10%, 6/20/2026	JPY	297,600,000	1,962,455
Series 344, 0.10%, 9/20/2026	JPY	314,550,000	2,073,501
Series 345, 0.10%, 12/20/2026	JPY	311,250,000	2,051,336
Series 346, 0.10%, 3/20/2027	JPY	311,050,000	2,048,682
Series 347, 0.10%, 6/20/2027	JPY	266,750,000	1,756,026
Series 348, 0.10%, 9/20/2027	JPY	314,000,000	2,065,456
Series 349, 0.10%, 12/20/2027	JPY	278,550,000	1,830,098
Series 350, 0.10%, 3/20/2028	JPY	406,750,000	2,668,809
Series 351, 0.10%, 6/20/2028	JPY	229,250,000	1,502,800
Series 352, 0.10%, 9/20/2028	JPY	268,000,000	1,753,594
Series 353, 0.10%, 12/20/2028	JPY	249,350,000	1,628,514
Series 354, 0.10%, 3/20/2029	JPY	159,050,000	1,037,259
Series 355, 0.10%, 6/20/2029	JPY	314,600,000	2,049,302
Series 356, 0.10%, 9/20/2029	JPY	255,950,000	1,665,683

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description		Principal Amount	Value
Series 357, 0.10%, 12/20/2029	JPY	328,500,000	$2,136,004
Series 358, 0.10%, 3/20/2030	JPY	351,500,000	2,282,352
Series 359, 0.10%, 6/20/2030	JPY	154,450,000	1,001,361
Series 360, 0.10%, 9/20/2030	JPY	252,650,000	1,634,926
Series 361, 0.10%, 12/20/2030	JPY	276,400,000	1,784,871
Series 362, 0.10%, 3/20/2031	JPY	626,100,000	4,034,310
Series 363, 0.10%, 6/20/2031	JPY	295,650,000	1,900,994
Series 364, 0.10%, 9/20/2031	JPY	287,500,000	1,842,891
Series 365, 0.10%, 12/20/2031	JPY	255,000,000	1,630,150
Series 366, 0.20%, 3/20/2032	JPY	303,000,000	1,948,514
Series 367, 0.20%, 6/20/2032	JPY	399,150,000	2,559,471
Series 368, 0.20%, 9/20/2032	JPY	251,200,000	1,606,488
Series 341, 0.30%, 12/20/2025	JPY	284,500,000	1,884,529
Series 339, 0.40%, 6/20/2025	JPY	276,100,000	1,831,624
Series 340, 0.40%, 9/20/2025	JPY	297,150,000	1,972,073
Series 371, 0.40%, 6/20/2033	JPY	312,550,000	2,019,489
Series 369, 0.50%, 12/20/2032	JPY	323,000,000	2,114,349
Series 370, 0.50%, 3/20/2033	JPY	306,800,000	2,004,209
Series 373, 0.60%, 12/20/2033	JPY	400,000,000	2,616,856
Series 372, 0.80%, 9/20/2033	JPY	375,000,000	2,505,707
Japan Government Thirty Year Bonds:
Series 51, 0.30%, 6/20/2046	JPY	132,750,000	672,956
Series 64, 0.40%, 9/20/2049	JPY	30,250,000	148,425
Series 65, 0.40%, 12/20/2049	JPY	64,150,000	313,771
Series 66, 0.40%, 3/20/2050	JPY	28,800,000	140,062
Series 52, 0.50%, 9/20/2046	JPY	113,750,000	602,733
Series 62, 0.50%, 3/20/2049	JPY	77,300,000	393,628
Series 53, 0.60%, 12/20/2046	JPY	87,650,000	473,598
Security Description		Principal Amount	Value
Series 67, 0.60%, 6/20/2050	JPY	48,000,000	$245,618
Series 68, 0.60%, 9/20/2050	JPY	65,000,000	331,230
Series 59, 0.70%, 6/20/2048	JPY	57,000,000	309,166
Series 61, 0.70%, 12/20/2048	JPY	107,500,000	578,843
Series 69, 0.70%, 12/20/2050	JPY	88,550,000	462,242
Series 70, 0.70%, 3/20/2051	JPY	65,000,000	338,153
Series 71, 0.70%, 6/20/2051	JPY	90,500,000	469,139
Series 72, 0.70%, 9/20/2051	JPY	87,300,000	450,901
Series 73, 0.70%, 12/20/2051	JPY	136,150,000	700,906
Series 50, 0.80%, 3/20/2046	JPY	58,650,000	334,814
Series 54, 0.80%, 3/20/2047	JPY	105,750,000	596,377
Series 55, 0.80%, 6/20/2047	JPY	82,350,000	463,167
Series 56, 0.80%, 9/20/2047	JPY	89,650,000	502,525
Series 57, 0.80%, 12/20/2047	JPY	89,250,000	498,891
Series 58, 0.80%, 3/20/2048	JPY	102,400,000	570,610
Series 60, 0.90%, 9/20/2048	JPY	71,650,000	406,518
Series 74, 1.00%, 3/20/2052	JPY	123,350,000	687,197
Series 79, 1.20%, 6/20/2053	JPY	192,800,000	1,123,105
Series 75, 1.30%, 6/20/2052	JPY	150,000,000	899,782
Series 48, 1.40%, 9/20/2045	JPY	84,350,000	545,827
Series 49, 1.40%, 12/20/2045	JPY	91,550,000	591,347
Series 76, 1.40%, 9/20/2052	JPY	154,500,000	948,325
Series 78, 1.40%, 3/20/2053	JPY	182,400,000	1,117,311
Series 45, 1.50%, 12/20/2044	JPY	90,050,000	596,063
Series 46, 1.50%, 3/20/2045	JPY	69,650,000	460,377
Series 47, 1.60%, 6/20/2045	JPY	113,550,000	763,245
Series 77, 1.60%, 12/20/2052	JPY	100,000,000	643,186
Series 11, 1.70%, 6/20/2033	JPY	75,250,000	543,613

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description		Principal Amount	Value
Series 41, 1.70%, 12/20/2043	JPY	143,000,000	$985,055
Series 42, 1.70%, 3/20/2044	JPY	56,750,000	390,349
Series 43, 1.70%, 6/20/2044	JPY	100,550,000	690,911
Series 44, 1.70%, 9/20/2044	JPY	72,800,000	499,708
Series 38, 1.80%, 3/20/2043	JPY	64,000,000	450,539
Series 40, 1.80%, 9/20/2043	JPY	70,000,000	491,445
Series 80, 1.80%, 9/20/2053	JPY	130,000,000	871,944
Series 37, 1.90%, 9/20/2042	JPY	97,300,000	698,609
Series 39, 1.90%, 6/20/2043	JPY	79,500,000	567,749
Series 13, 2.00%, 12/20/2033	JPY	99,700,000	738,786
Series 33, 2.00%, 9/20/2040	JPY	110,200,000	809,383
Series 35, 2.00%, 9/20/2041	JPY	132,450,000	967,359
Series 36, 2.00%, 3/20/2042	JPY	131,750,000	960,854
Series 34, 2.20%, 3/20/2041	JPY	101,400,000	763,490
Series 21, 2.30%, 12/20/2035	JPY	42,000,000	321,533
Series 25, 2.30%, 12/20/2036	JPY	72,550,000	556,863
Series 30, 2.30%, 3/20/2039	JPY	99,350,000	761,807
Series 32, 2.30%, 3/20/2040	JPY	104,650,000	801,022
Series 14, 2.40%, 3/20/2034	JPY	76,150,000	583,881
Series 17, 2.40%, 12/20/2034	JPY	50,000,000	384,955
Series 26, 2.40%, 3/20/2037	JPY	69,300,000	537,527
Series 29, 2.40%, 9/20/2038	JPY	54,000,000	418,948
Series 15, 2.50%, 6/20/2034	JPY	85,900,000	665,195
Series 16, 2.50%, 9/20/2034	JPY	20,000,000	155,097
Series 20, 2.50%, 9/20/2035	JPY	33,000,000	257,315
Series 22, 2.50%, 3/20/2036	JPY	69,400,000	542,328
Series 24, 2.50%, 9/20/2036	JPY	32,000,000	250,494
Series 27, 2.50%, 9/20/2037	JPY	71,550,000	561,148
Security Description		Principal Amount	Value
Japan Government Twenty Year Bonds:
Series 157, 0.20%, 6/20/2036	JPY	124,650,000	$756,606
Series 169, 0.30%, 6/20/2039	JPY	72,450,000	421,823
Series 170, 0.30%, 9/20/2039	JPY	47,750,000	276,735
Series 171, 0.30%, 12/20/2039	JPY	93,850,000	540,962
Series 156, 0.40%, 3/20/2036	JPY	113,900,000	711,351
Series 168, 0.40%, 3/20/2039	JPY	64,000,000	380,406
Series 172, 0.40%, 3/20/2040	JPY	95,150,000	554,793
Series 173, 0.40%, 6/20/2040	JPY	73,850,000	428,813
Series 174, 0.40%, 9/20/2040	JPY	71,200,000	411,412
Series 177, 0.40%, 6/20/2041	JPY	86,400,000	491,774
Series 158, 0.50%, 9/20/2036	JPY	143,550,000	901,146
Series 164, 0.50%, 3/20/2038	JPY	71,550,000	439,025
Series 165, 0.50%, 6/20/2038	JPY	49,000,000	299,378
Series 167, 0.50%, 12/20/2038	JPY	59,800,000	362,352
Series 175, 0.50%, 12/20/2040	JPY	134,600,000	787,251
Series 176, 0.50%, 3/20/2041	JPY	128,150,000	746,292
Series 178, 0.50%, 9/20/2041	JPY	89,000,000	513,006
Series 179, 0.50%, 12/20/2041	JPY	139,050,000	798,119
Series 159, 0.60%, 12/20/2036	JPY	90,050,000	570,675
Series 161, 0.60%, 6/20/2037	JPY	116,000,000	729,671
Series 162, 0.60%, 9/20/2037	JPY	107,850,000	675,989
Series 163, 0.60%, 12/20/2037	JPY	96,000,000	599,387
Series 160, 0.70%, 3/20/2037	JPY	119,650,000	764,876
Series 166, 0.70%, 9/20/2038	JPY	104,800,000	656,595
Series 180, 0.80%, 3/20/2042	JPY	155,000,000	935,315
Series 181, 0.90%, 6/20/2042	JPY	161,500,000	988,261
Series 155, 1.00%, 12/20/2035	JPY	163,050,000	1,093,662

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description		Principal Amount	Value
Series 182, 1.10%, 9/20/2042	JPY	210,900,000	$1,332,023
Series 184, 1.10%, 3/20/2043	JPY	162,400,000	1,019,350
Series 185, 1.10%, 6/20/2043	JPY	240,000,000	1,501,306
Series 151, 1.20%, 12/20/2034	JPY	177,000,000	1,219,580
Series 152, 1.20%, 3/20/2035	JPY	173,100,000	1,190,981
Series 154, 1.20%, 9/20/2035	JPY	104,950,000	720,264
Series 153, 1.30%, 6/20/2035	JPY	210,000,000	1,458,268
Series 150, 1.40%, 9/20/2034	JPY	172,500,000	1,212,430
Series 183, 1.40%, 12/20/2042	JPY	137,600,000	910,981
1.50%, 3/20/2033	JPY	86,200,000	612,504
Series 148, 1.50%, 3/20/2034	JPY	157,950,000	1,121,132
Series 149, 1.50%, 6/20/2034	JPY	205,900,000	1,460,938
Series 186, 1.50%, 9/20/2043	JPY	185,000,000	1,236,406
Series 136, 1.60%, 3/20/2032	JPY	112,600,000	804,847
Series 139, 1.60%, 6/20/2032	JPY	75,000,000	536,346
Series 143, 1.60%, 3/20/2033	JPY	29,850,000	213,961
Series 147, 1.60%, 12/20/2033	JPY	154,000,000	1,103,108
Series 135, 1.70%, 3/20/2032	JPY	101,400,000	730,024
Series 137, 1.70%, 6/20/2032	JPY	50,000,000	360,303
Series 140, 1.70%, 9/20/2032	JPY	84,000,000	606,097
Series 141, 1.70%, 12/20/2032	JPY	100,000,000	721,570
Series 145, 1.70%, 6/20/2033	JPY	200,750,000	1,451,112
Series 146, 1.70%, 9/20/2033	JPY	177,650,000	1,284,346
Series 122, 1.80%, 9/20/2030	JPY	95,050,000	683,057
Series 130, 1.80%, 9/20/2031	JPY	152,100,000	1,100,101
Series 133, 1.80%, 12/20/2031	JPY	86,550,000	626,709
Series 134, 1.80%, 3/20/2032	JPY	75,000,000	543,873
Series 142, 1.80%, 12/20/2032	JPY	33,450,000	243,237
Series 108, 1.90%, 12/20/2028	JPY	60,900,000	431,553
Security Description		Principal Amount	Value
Series 109, 1.90%, 3/20/2029	JPY	54,300,000	$385,857
Series 121, 1.90%, 9/20/2030	JPY	88,200,000	637,707
Series 79, 2.00%, 6/20/2025	JPY	140,000,000	946,685
Series 93, 2.00%, 3/20/2027	JPY	86,750,000	603,573
Series 80, 2.10%, 6/20/2025	JPY	30,000,000	203,103
Series 82, 2.10%, 9/20/2025	JPY	45,000,000	306,046
Series 92, 2.10%, 12/20/2026	JPY	112,600,000	782,326
Series 94, 2.10%, 3/20/2027	JPY	135,800,000	947,491
Series 96, 2.10%, 6/20/2027	JPY	47,800,000	334,886
Series 99, 2.10%, 12/20/2027	JPY	92,250,000	650,989
Series 105, 2.10%, 9/20/2028	JPY	82,550,000	588,260
Series 107, 2.10%, 12/20/2028	JPY	50,000,000	357,379
Series 113, 2.10%, 9/20/2029	JPY	127,400,000	920,265
Series 117, 2.10%, 3/20/2030	JPY	167,550,000	1,218,788
Series 90, 2.20%, 9/20/2026	JPY	82,550,000	572,376
Series 97, 2.20%, 9/20/2027	JPY	136,800,000	965,288
Series 100, 2.20%, 3/20/2028	JPY	83,000,000	589,854
Series 106, 2.20%, 9/20/2028	JPY	72,200,000	516,580
Series 115, 2.20%, 12/20/2029	JPY	75,000,000	546,415
Series 125, 2.20%, 3/20/2031	JPY	56,650,000	418,808
Series 95, 2.30%, 6/20/2027	JPY	70,000,000	493,397
Series 102, 2.40%, 6/20/2028	JPY	105,800,000	760,778
Japan Government Two Year Bonds:
Series 447, 0.01%, 4/1/2025	JPY	87,000,000	574,535
Series 448, 0.01%, 5/1/2025	JPY	60,500,000	399,505
Series 449, 0.01%, 6/1/2025	JPY	72,500,000	478,674
Series 450, 0.01%, 7/1/2025	JPY	78,950,000	521,171
Series 451, 0.01%, 8/1/2025	JPY	75,000,000	495,021

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description		Principal Amount	Value
Series 452, 0.01%, 9/1/2025	JPY	153,500,000	$1,012,910
Series 453, 0.01%, 10/1/2025	JPY	65,000,000	428,817
Series 455, 0.01%, 12/1/2025	JPY	50,000,000	329,548
Series 454, 0.10%, 11/1/2025	JPY	196,000,000	1,294,731
Series 456, 0.10%, 1/1/2026	JPY	92,500,000	610,373
0.20%, 3/1/2026	JPY	143,000,000	945,003
			204,525,085
LATVIA — 0.1%
Latvia Government International Bonds:
Series GMTN, 0.38%, 10/7/2026	EUR	100,000	100,729
Series GMTN, 1.38%, 9/23/2025	EUR	100,000	104,840
Series GMTN, 1.38%, 5/16/2036	EUR	350,000	294,001
Series GMTN, 2.25%, 2/15/2047	EUR	100,000	81,584
Series GMTN, 3.50%, 1/17/2028	EUR	380,000	415,871
Series GMTN, 3.88%, 3/25/2027	EUR	200,000	220,056
			1,217,081
LITHUANIA — 0.1%
Lithuania Government International Bonds:
Series EMTN, 0.50%, 7/28/2050	EUR	150,000	79,464
Series EMTN, 0.75%, 5/6/2030	EUR	150,000	138,682
Series EMTN, 0.95%, 5/26/2027	EUR	70,000	70,119
Series EMTN, 2.10%, 5/26/2047	EUR	255,000	211,861
Series EMTN, 2.13%, 10/29/2026	EUR	100,000	105,088
Series EMTN, 2.13%, 10/22/2035	EUR	272,000	255,339
Series EMTN, 3.88%, 6/14/2033	EUR	250,000	277,857
Series EMTN, 4.13%, 4/25/2028	EUR	150,000	166,658
			1,305,068
LUXEMBOURG — 0.2%
State of the Grand-Duchy of Luxembourg:
Zero Coupon, 11/13/2026	EUR	154,000	154,500
0.63%, 2/1/2027	EUR	188,000	190,411
1.38%, 5/25/2029	EUR	100,000	101,183
Security Description		Principal Amount	Value
2.25%, 3/19/2028	EUR	80,000	$84,681
3.00%, 3/2/2033	EUR	600,000	662,453
3.25%, 3/2/2043	EUR	250,000	280,788
			1,474,016
MALAYSIA — 2.2%
Malaysia Government Bonds:
Series 0223, 3.52%, 4/20/2028	MYR	2,560,000	539,131
Series 0122, 3.58%, 7/15/2032	MYR	1,700,000	352,382
Series 0513, 3.73%, 6/15/2028	MYR	3,350,000	711,683
Series 0519, 3.76%, 5/22/2040	MYR	1,000,000	205,220
Series 0419, 3.83%, 7/5/2034	MYR	1,000,000	210,537
Series 0413, 3.84%, 4/15/2033	MYR	3,875,000	818,350
Series 0219, 3.89%, 8/15/2029	MYR	2,260,000	482,669
Series 0316, 3.90%, 11/30/2026	MYR	2,000,000	427,997
Series 0417, 3.90%, 11/16/2027	MYR	2,820,000	603,420
Series 0119, 3.91%, 7/15/2026	MYR	3,600,000	768,493
Series 0115, 3.96%, 9/15/2025	MYR	2,550,000	543,429
Series 0120, 4.07%, 6/15/2050	MYR	2,175,000	450,438
Series 0411, 4.23%, 6/30/2031	MYR	1,720,000	373,694
Series 0415, 4.25%, 5/31/2035	MYR	1,350,000	293,779
Series 0311, 4.39%, 4/15/2026	MYR	300,000	64,628
Series 0123, 4.46%, 3/31/2053	MYR	2,500,000	550,391
Series 0322, 4.50%, 4/30/2029	MYR	4,375,000	960,618
Series 0222, 4.70%, 10/15/2042	MYR	2,110,000	480,980
Series 0216, 4.74%, 3/15/2046	MYR	2,670,000	620,776
Series 0317, 4.76%, 4/7/2037	MYR	2,870,000	654,209
Series 0713, 4.94%, 9/30/2043	MYR	1,910,000	452,899
Malaysia Government Investment Issue:
Series 0120, 3.42%, 9/30/2027	MYR	1,705,000	359,319
Series 0121, 3.45%, 7/15/2036	MYR	1,000,000	201,602
Series 0220, 3.47%, 10/15/2030	MYR	1,800,000	373,854

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description		Principal Amount	Value
Series 123, 3.60%, 7/31/2028	MYR	1,070,000	$225,965
Series 0319, 3.73%, 3/31/2026	MYR	2,775,000	589,851
Series 0113, 3.87%, 8/8/2028	MYR	1,250,000	266,847
Series 0415, 3.99%, 10/15/2025	MYR	1,250,000	266,563
Series 0316, 4.07%, 9/30/2026	MYR	3,900,000	836,322
Series 0619, 4.12%, 11/30/2034	MYR	2,275,000	491,023
Series 0122, 4.19%, 10/7/2032	MYR	2,175,000	470,890
Series 0315, 4.25%, 9/30/2030	MYR	1,000,000	217,264
Series 0117, 4.26%, 7/26/2027	MYR	1,220,000	264,064
Series 0223, 4.29%, 8/14/2043	MYR	2,550,000	551,686
Series 0221, 4.42%, 9/30/2041	MYR	1,500,000	332,216
Series 0219, 4.47%, 9/15/2039	MYR	1,125,000	251,519
Series 0513, 4.58%, 8/30/2033	MYR	2,978,000	664,245
Series 0617, 4.72%, 6/15/2033	MYR	1,600,000	360,332
Series 0517, 4.76%, 8/4/2037	MYR	2,100,000	480,439
Series 0615, 4.79%, 10/31/2035	MYR	2,520,000	576,118
Series 0417, 4.90%, 5/8/2047	MYR	1,530,000	357,198
Series 0913, 4.94%, 12/6/2028	MYR	725,000	161,840
Series 0222, 5.36%, 5/15/2052	MYR	1,650,000	409,839
			19,274,719
MEXICO — 2.0%
Mexico Bonos:
Series M, 5.50%, 3/4/2027	MXN	21,070,000	1,139,093
Series M, 5.75%, 3/5/2026	MXN	33,453,000	1,861,276
Series M, 7.00%, 9/3/2026	MXN	12,560,000	709,195
Series M 20, 7.50%, 6/3/2027	MXN	38,677,000	2,198,940
Series M, 7.50%, 5/26/2033	MXN	23,372,000	1,251,494
Series M, 7.75%, 5/29/2031	MXN	43,679,000	2,414,548
Series M, 7.75%, 11/23/2034	MXN	6,327,000	340,343
Series M, 7.75%, 11/13/2042	MXN	23,975,000	1,224,457
Security Description		Principal Amount	Value
Series M, 8.00%, 11/7/2047	MXN	22,858,000	$1,184,929
Series M, 8.00%, 7/31/2053	MXN	13,780,000	708,542
Series M, 8.50%, 3/1/2029	MXN	6,000,000	349,411
Series M 20, 8.50%, 5/31/2029	MXN	32,070,000	1,866,366
Series M 30, 8.50%, 11/18/2038	MXN	26,713,000	1,492,958
Series M 30, 10.00%, 11/20/2036	MXN	12,030,000	761,596
			17,503,148
NETHERLANDS — 3.3%
Netherlands Government Bonds:
Zero Coupon, 1/15/2026 (a)	EUR	1,209,000	1,240,512
Zero Coupon, 1/15/2027 (a)	EUR	1,389,900	1,396,133
Zero Coupon, 1/15/2029 (a)	EUR	1,114,000	1,068,731
Zero Coupon, 7/15/2030 (a)	EUR	1,262,000	1,167,920
Zero Coupon, 7/15/2031 (a)	EUR	1,088,000	982,265
Zero Coupon, 1/15/2038 (a)	EUR	492,000	367,964
Zero Coupon, 1/15/2052 (a)	EUR	1,298,000	691,724
0.25%, 7/15/2025 (a)	EUR	1,175,000	1,223,428
0.25%, 7/15/2029 (a)	EUR	1,012,000	973,401
0.50%, 7/15/2026 (a)	EUR	1,475,000	1,514,713
0.50%, 7/15/2032 (a)	EUR	832,000	763,929
0.50%, 1/15/2040 (a)	EUR	672,000	524,102
0.75%, 7/15/2027 (a)	EUR	1,812,000	1,846,090
0.75%, 7/15/2028 (a)	EUR	1,830,000	1,836,692
2.00%, 1/15/2054 (a)	EUR	737,000	690,256
2.50%, 1/15/2030 (a)	EUR	824,000	889,519
2.50%, 1/15/2033 (a)	EUR	1,652,000	1,780,372
2.50%, 7/15/2033 (a)	EUR	936,000	1,006,166
2.75%, 1/15/2047 (a)	EUR	2,283,000	2,503,611
3.75%, 1/15/2042 (a)	EUR	2,153,000	2,669,312
4.00%, 1/15/2037 (a)	EUR	2,210,000	2,730,356
5.50%, 1/15/2028 (a)	EUR	1,470,000	1,752,647
			29,619,843
NEW ZEALAND — 0.7%
New Zealand Government Bonds:
0.25%, 5/15/2028	NZD	500,000	253,155
0.50%, 5/15/2026	NZD	875,000	480,490
Series 0531, 1.50%, 5/15/2031	NZD	717,000	352,225
Series 0541, 1.75%, 5/15/2041	NZD	545,000	208,413

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description		Principal Amount	Value
Series 0532, 2.00%, 5/15/2032	NZD	754,000	$374,682
Series 0425, 2.75%, 4/15/2025	NZD	1,230,000	717,847
Series 0437, 2.75%, 4/15/2037	NZD	801,000	386,418
Series 0551, 2.75%, 5/15/2051	NZD	730,000	297,577
Series 0429, 3.00%, 4/20/2029	NZD	1,508,000	846,447
Series 0433, 3.50%, 4/14/2033	NZD	1,701,000	939,038
Series 534, 4.25%, 5/15/2034	NZD	900,000	523,181
Series 0427, 4.50%, 4/15/2027	NZD	1,238,000	742,065
Series 0530, 4.50%, 5/15/2030	NZD	725,000	435,840
			6,557,378
NORWAY — 0.3%
Norway Government Bonds:
Series 483, 1.25%, 9/17/2031 (a)	NOK	3,498,000	274,411
Series 482, 1.38%, 8/19/2030 (a)	NOK	2,813,000	227,869
Series 478, 1.50%, 2/19/2026 (a)	NOK	3,563,000	314,486
Series 479, 1.75%, 2/17/2027 (a)	NOK	5,005,000	437,452
Series 481, 1.75%, 9/6/2029 (a)	NOK	4,245,000	357,722
Series 480, 2.00%, 4/26/2028 (a)	NOK	4,734,000	410,580
Series 484, 2.13%, 5/18/2032 (a)	NOK	4,440,000	367,810
Series 486, 3.00%, 8/15/2033 (a)	NOK	5,200,000	457,054
Series 485, 3.50%, 10/6/2042 (a)	NOK	2,525,000	238,945
			3,086,329
PERU — 0.3%
Peru Government Bonds:
5.35%, 8/12/2040	PEN	800,000	172,361
5.40%, 8/12/2034	PEN	645,000	149,129
5.94%, 2/12/2029	PEN	955,000	255,171
6.15%, 8/12/2032	PEN	940,000	237,235
6.35%, 8/12/2028	PEN	1,025,000	282,088
6.90%, 8/12/2037	PEN	3,450,000	879,988
7.30%, 8/12/2033 (a)	PEN	1,765,000	476,247
8.20%, 8/12/2026	PEN	1,650,000	470,191
			2,922,410
Security Description		Principal Amount	Value
POLAND — 1.3%
Republic of Poland Government Bonds:
Series 1025, Zero Coupon, 10/25/2025	PLN	1,362,000	$315,378
Zero Coupon, 4/25/2026	PLN	1,600,000	362,390
Series 1030, 1.25%, 10/25/2030	PLN	2,874,000	561,601
Series 0432, 1.75%, 4/25/2032	PLN	3,425,000	658,237
Series 0726, 2.50%, 7/25/2026	PLN	5,975,000	1,414,132
Series 0727, 2.50%, 7/25/2027	PLN	3,581,000	826,358
Series 0428, 2.75%, 4/25/2028	PLN	4,876,000	1,114,549
Series 1029, 2.75%, 10/25/2029	PLN	5,550,000	1,226,649
Series 0725, 3.25%, 7/25/2025	PLN	4,878,000	1,193,604
Series 0527, 3.75%, 5/25/2027	PLN	4,309,000	1,036,256
Series 0447, 4.00%, 4/25/2047	PLN	315,000	63,352
Series 0429, 5.75%, 4/25/2029	PLN	885,000	225,778
Series 1033, 6.00%, 10/25/2033	PLN	3,675,000	958,559
Series 728, 7.50%, 7/25/2028	PLN	4,942,000	1,341,872
			11,298,715
PORTUGAL — 1.5%
Portugal Obrigacoes do Tesouro OT:
0.30%, 10/17/2031 (a)	EUR	746,000	675,013
0.48%, 10/18/2030 (a)	EUR	1,000,000	941,232
0.70%, 10/15/2027 (a)	EUR	294,000	298,063
0.90%, 10/12/2035 (a)	EUR	454,000	388,672
1.00%, 4/12/2052 (a)	EUR	441,000	268,913
1.15%, 4/11/2042 (a)	EUR	112,000	85,495
1.65%, 7/16/2032 (a)	EUR	544,000	538,264
1.95%, 6/15/2029 (a)	EUR	553,400	578,948
2.13%, 10/17/2028 (a)	EUR	1,441,000	1,529,932
Series 15Y, 2.25%, 4/18/2034 (a)	EUR	858,000	872,246
2.88%, 10/15/2025 (a)	EUR	1,037,000	1,116,645
2.88%, 7/21/2026 (a)	EUR	1,101,000	1,191,315
3.50%, 6/18/2038 (a)	EUR	430,000	477,438
3.88%, 2/15/2030 (a)	EUR	1,031,000	1,189,822
4.10%, 4/15/2037 (a)	EUR	1,358,000	1,611,911
4.10%, 2/15/2045 (a)	EUR	695,000	826,351
4.13%, 4/14/2027 (a)	EUR	819,000	923,368
			13,513,628

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description		Principal Amount	Value
ROMANIA — 0.6%
Romania Government Bonds:
Series 7Y, 2.50%, 10/25/2027	RON	1,250,000	$240,407
Series 5Y, 3.25%, 6/24/2026	RON	2,850,000	584,684
Series 4Y, 3.50%, 11/25/2025	RON	725,000	151,713
Series 15Y, 3.65%, 9/24/2031	RON	1,100,000	199,852
Series 8Y, 4.15%, 1/26/2028	RON	1,600,000	323,272
Series 10YR, 4.15%, 10/24/2030	RON	1,225,000	234,472
Series 5Y, 4.25%, 4/28/2036	RON	475,000	83,374
Series 15Y, 4.75%, 10/11/2034	RON	900,000	168,917
Series 7Y, 4.85%, 4/22/2026	RON	1,725,000	367,044
Series 8Y, 4.85%, 7/25/2029	RON	1,715,000	347,681
Series 10Y, 5.00%, 2/12/2029	RON	3,430,000	704,715
Series 10Y, 6.70%, 2/25/2032	RON	1,645,000	360,674
Series 4Y, 7.20%, 5/31/2027	RON	1,100,000	245,533
Series 15Y, 7.90%, 2/24/2038	RON	1,300,000	313,817
Series 7Y, 8.00%, 4/29/2030	RON	400,000	93,682
Series 10Y, 8.25%, 9/29/2032	RON	2,775,000	666,321
			5,086,158
SINGAPORE — 1.0%
Singapore Government Bonds:
0.50%, 11/1/2025	SGD	359,000	253,941
1.25%, 11/1/2026	SGD	452,000	318,165
1.63%, 7/1/2031	SGD	425,000	284,955
1.88%, 3/1/2050	SGD	259,000	152,935
1.88%, 10/1/2051	SGD	220,000	128,836
2.13%, 6/1/2026	SGD	875,000	631,583
2.25%, 8/1/2036	SGD	712,000	482,218
2.38%, 6/1/2025	SGD	1,273,000	930,154
2.38%, 7/1/2039	SGD	415,000	281,091
2.63%, 5/1/2028	SGD	715,000	519,124
2.63%, 8/1/2032	SGD	435,000	311,206
2.75%, 4/1/2042	SGD	836,000	594,262
2.75%, 3/1/2046	SGD	985,000	696,274
2.88%, 9/1/2027	SGD	138,000	101,248
2.88%, 8/1/2028	SGD	250,000	183,855
2.88%, 7/1/2029	SGD	720,000	529,002
2.88%, 9/1/2030	SGD	1,225,000	896,501
Security Description		Principal Amount	Value
3.00%, 8/1/2072	SGD	600,000	$442,461
3.38%, 9/1/2033	SGD	1,055,000	798,497
3.50%, 3/1/2027	SGD	730,000	545,004
			9,081,312
SLOVAKIA — 0.6%
Slovakia Government Bonds:
Series 241, 0.13%, 6/17/2027	EUR	100,000	98,145
Series 242, 0.38%, 4/21/2036	EUR	250,000	184,086
Series 234, 1.00%, 6/12/2028	EUR	369,000	366,612
Series 237, 1.00%, 10/9/2030	EUR	286,000	269,009
Series 239, 1.00%, 5/14/2032	EUR	150,000	135,642
Series 228, 1.38%, 1/21/2027	EUR	134,000	137,499
Series 229, 1.63%, 1/21/2031	EUR	489,000	474,060
Series 232, 1.88%, 3/9/2037	EUR	214,000	187,804
Series 233, 2.00%, 10/17/2047	EUR	380,000	291,441
Series 235, 2.25%, 6/12/2068	EUR	71,000	52,760
Series 227, 3.63%, 1/16/2029	EUR	584,000	646,470
Series 247, 3.63%, 6/8/2033	EUR	332,000	364,668
Series 245, 3.75%, 2/23/2035	EUR	100,000	109,220
4.00%, 10/19/2032	EUR	1,086,000	1,223,769
Series 246, 4.00%, 2/23/2043	EUR	225,000	248,771
Series 216, 4.35%, 10/14/2025	EUR	255,000	278,154
			5,068,110
SLOVENIA — 0.3%
Slovenia Government Bonds:
Series RS82, 0.28%, 1/14/2030	EUR	100,000	93,552
Series RS80, 1.00%, 3/6/2028	EUR	204,000	205,970
1.18%, 2/13/2062	EUR	185,000	113,812
Series RS81, 1.19%, 3/14/2029	EUR	220,000	220,987
Series RS79, 1.25%, 3/22/2027	EUR	262,000	270,233
Series RS74, 1.50%, 3/25/2035	EUR	125,000	115,163
Series RS78, 1.75%, 11/3/2040	EUR	234,000	205,533

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description		Principal Amount	Value
Series RS75, 2.13%, 7/28/2025	EUR	201,000	$213,664
Series RS77, 2.25%, 3/3/2032	EUR	564,000	580,702
Series RS76, 3.13%, 8/7/2045	EUR	498,000	518,354
Series RS70, 5.13%, 3/30/2026	EUR	375,000	421,212
			2,959,182
SOUTH KOREA — 4.6%
Korea Treasury Bonds:
Series 2603, 1.25%, 3/10/2026	KRW	675,000,000	481,599
Series 3006, 1.38%, 6/10/2030	KRW	1,110,000,000	733,830
Series 01500-2612, 1.50%, 12/10/2026	KRW	939,150,000	665,085
Series 3012, 1.50%, 12/10/2030	KRW	306,000,000	202,117
Series 3609, 1.50%, 9/10/2036	KRW	685,690,000	412,196
Series 4009, 1.50%, 9/10/2040	KRW	250,000,000	141,834
Series 5003, 1.50%, 3/10/2050	KRW	2,700,000,000	1,374,493
Series 7009, 1.63%, 9/10/2070	KRW	700,000,000	315,514
Series 2606, 1.88%, 6/10/2026	KRW	866,000,000	623,485
Series 5103, 1.88%, 3/10/2051	KRW	2,380,000,000	1,318,215
Series 3106, 2.00%, 6/10/2031	KRW	814,000,000	552,211
Series 02000-4603, 2.00%, 3/10/2046	KRW	975,000,000	572,533
Series 4903, 2.00%, 3/10/2049	KRW	1,639,000,000	944,932
Series 2706, 2.13%, 6/10/2027	KRW	657,870,000	471,119
Series 4703, 2.13%, 3/10/2047	KRW	1,270,330,000	759,966
Series 2506, 2.25%, 6/10/2025	KRW	1,001,190,000	733,873
Series 2512, 2.25%, 12/10/2025	KRW	921,000,000	671,665
Series 3709, 2.25%, 9/10/2037	KRW	500,000,000	326,003
Series 2703, 2.38%, 3/10/2027	KRW	1,200,000,000	868,057
Series 5203, 2.50%, 3/10/2052	KRW	2,335,000,000	1,482,680
Series 3509, 2.63%, 9/10/2035	KRW	839,210,000	578,296
Series 4803, 2.63%, 3/10/2048	KRW	1,440,000,000	944,694
Series 4412, 2.75%, 12/10/2044	KRW	1,248,000,000	842,087
Security Description		Principal Amount	Value
Series 4212, 3.00%, 12/10/2042	KRW	1,921,780,000	$1,352,508
Series 2506, 3.13%, 6/10/2025	KRW	784,000,000	580,609
Series 2606, 3.13%, 6/10/2026	KRW	748,500,000	553,504
Series 2709, 3.13%, 9/10/2027	KRW	858,000,000	633,301
Series 5209, 3.13%, 9/10/2052	KRW	1,100,000,000	791,669
Series 2803, 3.25%, 3/10/2028	KRW	1,172,000,000	868,106
Series 3306, 3.25%, 6/10/2033	KRW	738,000,000	542,187
Series 4209, 3.25%, 9/10/2042	KRW	1,000,000,000	729,466
Series 5303, 3.25%, 3/10/2053	KRW	2,700,000,000	1,990,825
Series 5403, 3.25%, 3/10/2054	KRW	1,000,000,000	738,565
Series 3206, 3.38%, 6/10/2032	KRW	1,579,000,000	1,172,627
Series 2809, 3.50%, 9/10/2028	KRW	1,000,000,000	747,869
Series 2509, 3.63%, 9/10/2025	KRW	2,912,000,000	2,170,750
Series 5309, 3.63%, 9/10/2053	KRW	1,250,000,000	987,830
Series 3312, 3.75%, 12/10/2033	KRW	1,936,250,000	1,479,535
Series 4309, 3.88%, 9/10/2043	KRW	450,000,000	357,702
Series 3112, 4.00%, 12/10/2031	KRW	1,622,640,000	1,256,221
Series 3312, 4.13%, 12/10/2033	KRW	655,000,000	515,660
Series 2512, 4.25%, 12/10/2025	KRW	1,038,000,000	782,242
Series 3212, 4.25%, 12/10/2032	KRW	1,313,000,000	1,038,492
Series 04750-3012, 4.75%, 12/10/2030	KRW	3,095,050,000	2,489,150
Series 05500-2803, 5.50%, 3/10/2028	KRW	3,337,000,000	2,676,479
			40,471,781
SPAIN — 4.5%
Spain Government Bonds:
Zero Coupon, 1/31/2027	EUR	771,000	767,648
Zero Coupon, 1/31/2028	EUR	1,062,000	1,030,544
0.10%, 4/30/2031 (a)	EUR	579,000	514,416
0.50%, 4/30/2030 (a)	EUR	913,000	857,953
0.50%, 10/31/2031 (a)	EUR	834,000	753,018
0.60%, 10/31/2029 (a)	EUR	1,050,000	1,004,733
0.70%, 4/30/2032 (a)	EUR	466,000	421,749

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description		Principal Amount	Value
0.80%, 7/30/2027 (a)	EUR	498,000	$503,020
0.80%, 7/30/2029	EUR	1,104,000	1,073,407
0.85%, 7/30/2037 (a)	EUR	315,000	248,686
1.00%, 7/30/2042 (a)	EUR	149,000	106,497
1.00%, 10/31/2050 (a)	EUR	700,000	419,504
1.20%, 10/31/2040 (a)	EUR	250,000	191,743
1.25%, 10/31/2030 (a)	EUR	728,000	709,747
1.30%, 10/31/2026 (a)	EUR	1,151,000	1,193,441
1.40%, 4/30/2028 (a)	EUR	721,000	736,376
1.40%, 7/30/2028 (a)	EUR	632,000	643,941
1.45%, 10/31/2027 (a)	EUR	1,035,000	1,065,554
1.45%, 4/30/2029 (a)	EUR	895,000	905,118
1.45%, 10/31/2071 (a)	EUR	169,000	91,576
1.50%, 4/30/2027 (a)	EUR	1,147,000	1,189,036
1.85%, 7/30/2035 (a)	EUR	218,000	204,974
1.90%, 10/31/2052 (a)	EUR	400,000	295,780
1.95%, 4/30/2026 (a)	EUR	926,000	978,778
1.95%, 7/30/2030 (a)	EUR	826,000	845,431
2.15%, 10/31/2025 (a)	EUR	1,308,000	1,391,744
2.35%, 7/30/2033 (a)	EUR	587,000	597,304
2.55%, 10/31/2032 (a)	EUR	1,042,000	1,086,051
Series 30Y, 2.70%, 10/31/2048 (a)	EUR	865,000	791,772
2.80%, 5/31/2026	EUR	969,000	1,041,430
2.90%, 10/31/2046 (a)	EUR	806,000	775,450
3.15%, 4/30/2033 (a)	EUR	1,082,000	1,176,385
3.45%, 7/30/2043 (a)	EUR	444,000	468,025
3.45%, 7/30/2066 (a)	EUR	692,000	694,850
3.50%, 5/31/2029	EUR	200,000	222,799
3.55%, 10/31/2033 (a)	EUR	559,000	625,465
3.90%, 7/30/2039 (a)	EUR	500,000	565,762
4.20%, 1/31/2037 (a)	EUR	1,673,000	1,971,985
4.65%, 7/30/2025 (a)	EUR	1,320,000	1,451,090
4.70%, 7/30/2041 (a)	EUR	1,060,000	1,317,700
4.90%, 7/30/2040 (a)	EUR	1,237,000	1,561,203
5.15%, 10/31/2028 (a)	EUR	1,016,000	1,206,220
5.15%, 10/31/2044 (a)	EUR	1,140,000	1,506,176
5.75%, 7/30/2032	EUR	1,466,000	1,902,184
5.90%, 7/30/2026 (a)	EUR	1,604,000	1,842,641
6.00%, 1/31/2029	EUR	978,000	1,207,483
			40,156,389
SWEDEN — 0.5%
Sweden Government Bonds:
Series 1062, 0.13%, 5/12/2031	SEK	3,530,000	282,605
Series 1063, 0.50%, 11/24/2045	SEK	2,155,000	133,874
Series 1060, 0.75%, 5/12/2028	SEK	5,865,000	512,431
Series 1061, 0.75%, 11/12/2029	SEK	5,815,000	498,739
Series 1059, 1.00%, 11/12/2026	SEK	7,570,000	678,329
Security Description		Principal Amount	Value
Series 1064, 1.38%, 6/23/2071	SEK	1,455,000	$86,239
Series 1065, 1.75%, 11/11/2033	SEK	2,700,000	238,982
Series 1056, 2.25%, 6/1/2032	SEK	4,730,000	438,840
Series 1058, 2.50%, 5/12/2025	SEK	7,430,000	689,536
Series 1053, 3.50%, 3/30/2039	SEK	4,545,000	475,426
Sweden Government International Bonds 0.13%, 9/9/2030	SEK	2,000,000	162,585
			4,197,586
SWITZERLAND — 0.9%
Swiss Confederation Government Bonds:
Zero Coupon, 6/22/2029	CHF	302,000	322,839
Zero Coupon, 6/26/2034	CHF	310,000	320,876
Zero Coupon, 7/24/2039	CHF	220,000	220,792
0.25%, 6/23/2035	CHF	109,000	115,360
0.50%, 5/27/2030	CHF	442,000	484,940
0.50%, 6/27/2032	CHF	245,000	267,958
0.50%, 6/28/2045	CHF	145,000	155,697
0.50%, 5/30/2058	CHF	184,000	196,927
1.25%, 5/28/2026	CHF	155,000	173,362
1.25%, 6/27/2037	CHF	166,000	197,140
1.25%, 6/28/2043	CHF	191,000	235,063
1.50%, 7/24/2025	CHF	225,000	251,512
1.50%, 10/26/2038	CHF	170,000	210,413
1.50%, 4/30/2042	CHF	385,000	488,332
2.00%, 6/25/2064	CHF	519,000	865,261
2.25%, 6/22/2031	CHF	625,000	769,865
2.50%, 3/8/2036	CHF	385,000	517,504
3.25%, 6/27/2027	CHF	270,000	322,737
3.50%, 4/8/2033	CHF	449,000	621,328
4.00%, 4/8/2028	CHF	420,000	525,483
4.00%, 1/6/2049	CHF	275,000	535,629
			7,799,018
THAILAND — 1.8%
Thailand Government Bonds:
0.95%, 6/17/2025	THB	5,450,000	147,166
Series LB, 1.00%, 6/17/2027	THB	12,850,000	338,877
1.59%, 12/17/2035	THB	8,750,000	214,604
1.60%, 6/17/2035	THB	6,225,000	154,008
1.88%, 6/17/2049	THB	4,500,000	95,214
2.00%, 12/17/2031	THB	28,900,000	768,488
2.00%, 6/17/2042	THB	9,100,000	218,213
2.13%, 12/17/2026	THB	21,125,000	578,182
2.25%, 3/17/2027	THB	18,000,000	493,996

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description		Principal Amount	Value
2.35%, 6/17/2026	THB	24,620,000	$677,213
2.40%, 3/17/2029	THB	24,850,000	685,052
2.65%, 6/17/2028	THB	23,850,000	664,598
2.88%, 12/17/2028	THB	21,750,000	612,328
2.88%, 6/17/2046	THB	18,350,000	482,963
3.14%, 6/17/2047	THB	13,900,000	377,138
3.30%, 6/17/2038	THB	24,300,000	707,346
3.35%, 6/17/2033	THB	18,600,000	542,742
3.39%, 6/17/2037	THB	17,100,000	502,846
3.40%, 6/17/2036	THB	17,710,000	521,585
3.45%, 6/17/2043	THB	16,500,000	479,583
3.60%, 6/17/2067	THB	16,750,000	462,419
3.78%, 6/25/2032	THB	25,250,000	757,248
3.85%, 12/12/2025	THB	43,350,000	1,220,845
4.00%, 6/17/2066	THB	16,920,000	504,163
4.00%, 6/17/2072	THB	9,500,000	286,289
4.26%, 12/12/2037	THB	32,100,000	1,002,626
4.68%, 6/29/2044	THB	18,340,000	621,989
4.85%, 6/17/2061	THB	19,010,000	655,154
4.88%, 6/22/2029	THB	41,255,000	1,273,518
			16,046,393
UNITED KINGDOM — 4.9%
U.K. Gilts:
0.13%, 1/31/2028	GBP	504,000	552,616
0.25%, 7/31/2031	GBP	638,000	624,896
0.38%, 10/22/2026	GBP	421,000	484,559
0.50%, 1/31/2029	GBP	245,000	264,473
0.50%, 10/22/2061	GBP	902,000	353,328
0.63%, 7/31/2035	GBP	193,000	169,470
0.63%, 10/22/2050	GBP	623,000	328,031
0.88%, 10/22/2029	GBP	662,000	716,183
0.88%, 7/31/2033	GBP	235,000	227,282
0.88%, 1/31/2046	GBP	175,000	113,054
1.00%, 1/31/2032	GBP	584,000	597,965
1.13%, 10/22/2073	GBP	329,000	158,185
1.25%, 7/22/2027	GBP	975,000	1,130,586
1.25%, 7/31/2051	GBP	329,000	209,841
1.50%, 7/22/2026	GBP	600,000	715,651
1.50%, 7/22/2047	GBP	369,000	270,704
1.50%, 7/31/2053	GBP	225,000	149,925
1.63%, 10/22/2028	GBP	854,000	982,693
1.63%, 10/22/2054	GBP	238,000	162,653
1.63%, 10/22/2071	GBP	416,000	251,405
1.75%, 1/22/2049	GBP	403,000	307,592
1.75%, 7/22/2057	GBP	644,000	446,550
2.00%, 9/7/2025	GBP	575,000	701,745
2.50%, 7/22/2065	GBP	375,000	310,856
3.25%, 1/31/2033	GBP	1,135,000	1,367,489
3.25%, 1/22/2044	GBP	809,000	869,083
3.50%, 10/22/2025	GBP	1,696,000	2,110,120
3.50%, 1/22/2045	GBP	896,000	994,167
3.50%, 7/22/2068	GBP	416,000	444,748
3.75%, 3/7/2027	GBP	1,400,000	1,750,426
3.75%, 1/29/2038	GBP	546,000	659,212
3.75%, 7/22/2052	GBP	1,034,000	1,170,312
Security Description		Principal Amount	Value
3.75%, 10/22/2053	GBP	547,000	$616,298
4.00%, 1/22/2060	GBP	795,000	940,547
4.00%, 10/22/2063	GBP	400,000	471,799
4.13%, 1/29/2027	GBP	2,138,000	2,701,368
4.25%, 12/7/2027	GBP	1,452,000	1,855,363
4.25%, 6/7/2032	GBP	1,228,000	1,600,403
4.25%, 3/7/2036	GBP	715,000	921,859
4.25%, 9/7/2039	GBP	745,000	942,067
4.25%, 12/7/2040	GBP	842,000	1,058,724
4.25%, 12/7/2046	GBP	1,488,000	1,838,738
4.25%, 12/7/2049	GBP	765,000	942,971
4.25%, 12/7/2055	GBP	789,000	971,587
4.50%, 6/7/2028	GBP	1,070,000	1,381,144
4.50%, 9/7/2034	GBP	2,255,000	2,978,882
4.50%, 12/7/2042	GBP	931,000	1,200,078
4.75%, 12/7/2030	GBP	1,377,000	1,840,734
4.75%, 12/7/2038	GBP	821,000	1,100,013
6.00%, 12/7/2028	GBP	445,000	614,529
			43,572,904
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $1,022,994,897)			878,234,993
	Shares
SHORT-TERM INVESTMENT — 0.0% (b)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.30% (c) (d) (Cost $400,750)	400,750	400,750
TOTAL INVESTMENTS — 98.8% (Cost $1,023,395,647)		878,635,743
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.2%		10,617,543
NET ASSETS — 100.0%		$889,253,286
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 24.0% of net assets as of March 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Amount is less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2024.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	China Yuan Renminbi

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PLN	Polish Zloty
RON	Romania New Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$—	$878,234,993	$—	$878,234,993
Short-Term Investment	400,750	—	—	400,750
TOTAL INVESTMENTS	$400,750	$878,234,993	$—	$878,635,743

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	31,458,759	$31,458,759	$11,909,889	$42,967,898	$—	$—	400,750	$400,750	$8,309
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 72.8%
AUTO MANUFACTURERS — 6.9%
American Honda Finance Corp.:
SOFR + 0.77%, 6.13%, 3/12/2027 (a)	$3,500,000	$3,502,590
SOFR + 0.92%, 6.27%, 1/12/2026 (a)	3,384,000	3,402,409
Series GMTN, SOFR + 0.71%, 6.06%, 1/9/2026 (a)	5,250,000	5,260,500
Series GMTN, SOFR + 0.79%, 6.14%, 10/3/2025 (a)	2,524,000	2,532,935
BMW U.S. Capital LLC:
SOFR + 0.38%, 5.73%, 8/12/2024 (a) (b)	6,808,000	6,809,362
SOFR + 0.53%, 5.88%, 4/1/2024 (a) (b)	7,758,000	7,758,000
SOFR + 0.55%, 5.92%, 4/2/2026 (a) (b)	6,000,000	6,003,300
SOFR + 0.62%, 5.97%, 8/11/2025 (a) (b)	6,740,000	6,757,996
SOFR + 0.84%, 6.21%, 4/1/2025 (a) (b)	4,385,000	4,408,109
Daimler Truck Finance North America LLC:
SOFR + 0.75%, 6.11%, 12/13/2024 (a) (b)	4,825,000	4,835,132
SOFR + 1.00%, 6.35%, 4/5/2024 (a) (b)	5,412,000	5,412,000
General Motors Financial Co., Inc.:
SOFR + 0.62%, 5.97%, 10/15/2024 (a) (c)	4,640,000	4,642,181
SOFR + 1.04%, 6.40%, 2/26/2027 (a)	2,919,000	2,909,163
SOFR + 1.30%, 6.65%, 4/7/2025 (a)	3,671,000	3,694,678
SOFR + 1.35%, 6.70%, 5/8/2027 (a)	4,000,000	4,015,000
Hyundai Capital America:
SOFR + 1.04%, 6.40%, 3/19/2027 (a) (b)	4,500,000	4,504,770
SOFR + 1.15%, 6.50%, 8/4/2025 (a) (b)	5,000,000	5,023,550
SOFR + 1.32%, 6.67%, 11/3/2025 (a) (b)	3,350,000	3,369,196
SOFR + 1.50%, 6.85%, 1/8/2027 (a) (b)	4,000,000	4,055,120
Mercedes-Benz Finance North America LLC:
SOFR + 0.57%, 5.92%, 8/1/2025 (a) (b)	5,176,000	5,182,936
Security Description	Principal Amount	Value
SOFR + 0.67%, 6.02%, 1/9/2026 (a) (b)	$6,000,000	$6,007,920
SOFR + 0.93%, 6.29%, 3/30/2025 (a) (b)	4,608,000	4,633,989
Toyota Motor Credit Corp.:
SOFR + 0.56%, 5.91%, 1/10/2025 (a)	3,817,000	3,826,695
SOFR + 0.89%, 6.25%, 5/18/2026 (a)	3,090,000	3,112,835
Series B, SOFR + 0.29%, 5.65%, 9/13/2024 (a) (c)	7,187,000	7,187,287
Series MTN, SOFR + 0.26%, 5.62%, 6/18/2024 (a)	3,972,000	3,971,801
Series MTN, SOFR + 0.32%, 5.67%, 1/13/2025 (a)	3,500,000	3,500,490
Series MTN, SOFR + 0.65%, 6.00%, 1/5/2026 (a)	5,000,000	5,017,900
Series MTN, SOFR + 0.65%, 6.01%, 9/11/2025 (a)	4,450,000	4,463,395
Series MTN, SOFR + 0.65%, 6.01%, 3/19/2027 (a)	5,200,000	5,194,904
Volkswagen Group of America Finance LLC:
SOFR + 0.83%, 6.19%, 3/20/2026 (a) (b)	8,000,000	8,006,080
SOFR + 0.93%, 6.29%, 9/12/2025 (a) (b)	6,000,000	6,013,800
SOFR + 0.95%, 6.31%, 6/7/2024 (a) (b) (c)	4,721,000	4,726,004
		159,742,027
BANKS — 45.2%
ABN AMRO Bank NV SOFR + 1.78%, 7.14%, 9/18/2027 (a) (b)	6,300,000	6,386,122
Australia & New Zealand Banking Group Ltd.:
SOFR + 0.56%, 5.92%, 3/18/2026 (a) (b) (c)	15,000,000	15,016,500
SOFR + 0.64%, 5.99%, 10/3/2025 (a) (b)	7,250,000	7,270,735
SOFR + 0.75%, 6.10%, 7/3/2025 (a) (b) (c)	5,775,000	5,798,678
SOFR + 0.81%, 6.16%, 1/18/2027 (a) (b) (c)	9,000,000	9,052,650
Banco Santander SA:
SOFR + 1.24%, 6.60%, 5/24/2024 (a)	6,500,000	6,509,165
SOFR + 1.38%, 6.74%, 3/14/2028 (a)	5,000,000	5,018,200
Bank of America Corp.:
3 mo. USD Term SOFR + 1.02%, 6.35%, 9/15/2026 (a)	254,000	254,777
SOFR + 0.69%, 6.04%, 4/22/2025 (a)	8,855,000	8,856,505
SOFR + 0.97%, 6.32%, 7/22/2027 (a)	6,700,000	6,713,936

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.35%, 6.71%, 9/15/2027 (a)	$8,460,000	$8,553,314
SOFR + 1.10%, 6.45%, 4/25/2025 (a)	7,655,000	7,659,976
Series MTN, 3 mo. USD Term SOFR + 1.03%, 6.30%, 2/5/2026 (a) (c)	2,771,000	2,781,225
Series MTN, SOFR + 1.05%, 6.40%, 2/4/2028 (a)	11,291,000	11,332,212
Series MTN, SOFR + 1.33%, 6.70%, 4/2/2026 (a)	8,992,000	9,059,893
Bank of America NA:
SOFR + 0.78%, 6.14%, 8/18/2025 (a)	5,600,000	5,624,360
SOFR + 1.02%, 6.38%, 8/18/2026 (a)	5,425,000	5,482,017
Bank of Montreal:
SOFR + 0.71%, 6.07%, 12/12/2024 (a)	3,450,000	3,458,591
SOFR + 0.95%, 6.31%, 9/25/2025 (a)	3,608,000	3,630,225
SOFR + 1.16%, 6.52%, 12/11/2026 (a)	3,750,000	3,787,500
SOFR + 1.33%, 6.69%, 6/5/2026 (a)	4,848,000	4,912,091
Series MTN, SOFR + 0.32%, 5.67%, 7/9/2024 (a)	5,283,000	5,284,109
Series MTN, SOFR + 0.47%, 5.81%, 1/10/2025 (a)	4,540,000	4,543,496
Series MTN, SOFR + 0.62%, 5.98%, 9/15/2026 (a)	4,608,000	4,598,922
Series MTN, SOFR + 1.06%, 6.42%, 6/7/2025 (a)	3,465,000	3,487,037
Bank of New York Mellon Series MTN, SOFR + 0.45%, 5.81%, 3/13/2026 (a)	7,000,000	7,005,110
Bank of New York Mellon Corp.:
SOFR + 0.62%, 5.97%, 4/25/2025 (a)	4,551,000	4,565,700
Series J, SOFR + 0.20%, 5.55%, 10/25/2024 (a)	2,492,000	2,489,159
Bank of New Zealand SOFR + 0.81%, 6.16%, 1/27/2027 (a) (b)	4,375,000	4,358,944
Bank of Nova Scotia:
SOFR + 0.38%, 5.73%, 7/31/2024 (a)	4,829,000	4,830,449
SOFR + 0.55%, 5.90%, 3/2/2026 (a)	3,927,000	3,916,986
SOFR + 0.61%, 5.97%, 9/15/2026 (a)	3,544,000	3,535,388
SOFR + 1.09%, 6.45%, 6/12/2025 (a)	5,127,000	5,162,171
SOFR + 0.45%, 5.79%, 4/15/2024 (a)	575,000	575,040
Security Description	Principal Amount	Value
SOFR + 0.46%, 5.81%, 1/10/2025 (a)	$3,364,000	$3,366,254
Series MTN, SOFR + 0.90%, 6.25%, 4/11/2025 (a)	4,460,000	4,480,650
Banque Federative du Credit Mutuel SA:
SOFR + 0.41%, 5.76%, 2/4/2025 (a) (b)	8,038,000	8,037,598
SOFR + 1.13%, 6.48%, 1/23/2027 (a) (b)	2,000,000	2,017,080
SOFR + 1.40%, 6.75%, 7/13/2026 (a) (b)	5,250,000	5,330,168
Barclays PLC:
SOFR + 1.49%, 6.85%, 3/12/2028 (a)	6,000,000	6,036,600
SOFR + 1.88%, 7.24%, 9/13/2027 (a)	3,100,000	3,144,640
BPCE SA:
SOFR + 0.57%, 5.92%, 1/14/2025 (a) (b)	4,528,000	4,527,502
SOFR + 0.96%, 6.32%, 9/25/2025 (a) (b)	450,000	452,772
SOFR + 1.98%, 7.33%, 10/19/2027 (a) (b)	8,350,000	8,476,503
Canadian Imperial Bank of Commerce:
SOFR + 0.42%, 5.77%, 10/18/2024 (a) (c)	6,954,000	6,958,381
SOFR + 0.94%, 6.29%, 4/7/2025 (a)	7,564,000	7,602,803
SOFR + 1.22%, 6.59%, 10/2/2026 (a)	4,100,000	4,142,353
Citibank NA:
SOFR + 0.81%, 6.17%, 9/29/2025 (a)	10,250,000	10,302,685
SOFR + 1.06%, 6.42%, 12/4/2026 (a)	5,500,000	5,564,405
Citigroup, Inc.:
3 mo. USD Term SOFR + 1.51%, 6.81%, 7/1/2026 (a)	383,000	388,481
SOFR + 0.67%, 6.02%, 5/1/2025 (a)	5,977,000	5,978,076
SOFR + 0.69%, 6.05%, 1/25/2026 (a) (c)	7,444,000	7,445,340
SOFR + 0.77%, 6.13%, 6/9/2027 (a)	6,189,000	6,164,925
SOFR + 1.28%, 6.64%, 2/24/2028 (a)	8,840,000	8,899,670
SOFR + 1.37%, 6.73%, 5/24/2025 (a)	6,742,000	6,748,742
SOFR + 1.53%, 6.89%, 3/17/2026 (a)	7,080,000	7,131,259
Commonwealth Bank of Australia:
SOFR + 0.40%, 5.75%, 7/7/2025 (a) (b)	17,489,000	17,486,377

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 0.52%, 5.88%, 6/15/2026 (a) (b)	$5,997,000	$5,986,445
SOFR + 0.63%, 5.98%, 1/10/2025 (a) (b)	250,000	250,445
SOFR + 0.63%, 5.99%, 9/12/2025 (a) (b)	6,776,000	6,795,041
SOFR + 0.74%, 6.10%, 3/14/2025 (a) (b)	12,216,000	12,262,177
SOFR + 0.75%, 6.11%, 3/13/2026 (a) (b)	5,706,000	5,727,911
SOFR + 0.97%, 6.33%, 3/14/2027 (a) (b)	4,425,000	4,456,196
Cooperatieve Rabobank UA:
SOFR + 0.71%, 6.06%, 1/9/2026 (a)	7,000,000	7,032,060
SOFR + 0.71%, 6.07%, 3/5/2027 (a)	6,000,000	6,003,600
Credit Agricole SA:
SOFR + 0.87%, 6.23%, 3/11/2027 (a) (b)	6,000,000	6,013,560
SOFR + 1.29%, 6.64%, 7/5/2026 (a) (b)	5,750,000	5,816,873
Credit Suisse AG SOFR + 1.26%, 6.62%, 2/21/2025 (a)	3,485,000	3,496,640
DBS Group Holdings Ltd.:
SOFR + 0.30%, 5.66%, 11/22/2024 (a) (b)	4,190,000	4,183,589
SOFR + 0.61%, 5.97%, 9/12/2025 (a) (b)	5,675,000	5,684,250
Deutsche Bank AG SOFR + 1.22%, 6.57%, 11/16/2027 (a)	3,700,000	3,655,193
Federation des Caisses Desjardins du Quebec SOFR + 0.43%, 5.79%, 5/21/2024 (a) (b)	5,499,000	5,499,330
Goldman Sachs Bank USA SOFR + 0.77%, 6.13%, 3/18/2027 (a)	11,000,000	10,996,370
Goldman Sachs Group, Inc.:
SOFR + 0.49%, 5.84%, 10/21/2024 (a)	6,449,000	6,451,838
SOFR + 0.50%, 5.86%, 9/10/2024 (a)	3,636,000	3,637,382
SOFR + 0.81%, 6.17%, 3/9/2027 (a)	7,702,000	7,683,977
SOFR + 0.82%, 6.18%, 9/10/2027 (a)	3,108,000	3,104,830
SOFR + 0.92%, 6.27%, 10/21/2027 (a)	7,902,000	7,894,730
SOFR + 1.07%, 6.42%, 8/10/2026 (a)	9,384,000	9,414,873
SOFR + 1.12%, 6.48%, 2/24/2028 (a)	4,295,000	4,306,897
SOFR + 1.85%, 7.21%, 3/15/2028 (a)	8,516,000	8,706,758
Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.43%, 6.74%, 5/15/2026 (a)	$9,292,000	$9,373,119
SOFR + 0.79%, 6.15%, 12/9/2026 (a)	3,031,000	3,031,424
HSBC Holdings PLC:
SOFR + 1.43%, 6.79%, 3/10/2026 (a)	9,995,000	10,052,771
SOFR + 1.57%, 6.92%, 8/14/2027 (a)	11,850,000	11,972,055
HSBC USA, Inc. SOFR + 0.96%, 6.32%, 3/4/2027 (a)	5,500,000	5,525,740
ING Groep NV:
SOFR + 1.01%, 6.38%, 4/1/2027 (a)	4,185,000	4,187,176
SOFR + 1.56%, 6.92%, 9/11/2027 (a)	5,350,000	5,422,386
SOFR + 1.64%, 7.01%, 3/28/2026 (a)	5,810,000	5,867,926
JPMorgan Chase & Co.:
SOFR + 0.54%, 5.89%, 6/1/2025 (a)	4,926,000	4,927,232
SOFR + 0.60%, 5.96%, 12/10/2025 (a)	5,239,000	5,244,920
SOFR + 0.77%, 6.13%, 9/22/2027 (a)	6,245,000	6,239,754
SOFR + 0.89%, 6.24%, 4/22/2027 (a)	226,000	226,531
SOFR + 0.92%, 6.28%, 2/24/2026 (a) (c)	10,715,000	10,748,859
SOFR + 0.97%, 6.33%, 6/14/2025 (a)	6,361,000	6,368,633
SOFR + 1.18%, 6.54%, 2/24/2028 (a)	7,853,000	7,934,671
SOFR + 1.20%, 6.55%, 1/23/2028 (a)	7,275,000	7,347,823
SOFR + 1.32%, 6.67%, 4/26/2026 (a) (c)	7,533,000	7,596,955
SOFR + 0.58%, 5.94%, 6/23/2025 (a)	6,566,000	6,569,808
JPMorgan Chase Bank NA SOFR + 1.00%, 6.36%, 12/8/2026 (a) (c)	12,750,000	12,940,103
KeyBank NA SOFR + 0.32%, 5.68%, 6/14/2024 (a)	4,590,000	4,585,364
Lloyds Banking Group PLC:
SOFR + 1.56%, 6.91%, 8/7/2027 (a)	5,350,000	5,407,085
SOFR + 1.58%, 6.93%, 1/5/2028 (a)	3,750,000	3,785,213
Macquarie Bank Ltd.:
SOFR + 1.20%, 6.56%, 12/7/2026 (a) (b)	3,750,000	3,775,350
SOFR + 1.24%, 6.60%, 6/15/2026 (a) (b)	3,289,000	3,313,437

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.31%, 6.67%, 3/21/2025 (a) (b)	$5,630,000	$5,681,852
Macquarie Group Ltd.:
SOFR + 0.71%, 6.06%, 10/14/2025 (a) (b)	5,122,000	5,111,346
SOFR + 0.92%, 6.28%, 9/23/2027 (a) (b)	4,686,000	4,675,269
Mitsubishi UFJ Financial Group, Inc.:
SOFR + 0.94%, 6.29%, 2/20/2026 (a)	6,350,000	6,366,637
SOFR + 1.39%, 6.75%, 9/12/2025 (a)	5,280,000	5,302,440
SOFR + 1.44%, 6.79%, 4/17/2026 (a)	4,025,000	4,055,590
SOFR + 1.65%, 7.00%, 7/18/2025 (a)	3,050,000	3,060,980
Mizuho Financial Group, Inc. SOFR + 0.96%, 6.32%, 5/22/2026 (a)	8,531,000	8,555,399
Morgan Stanley:
SOFR + 1.17%, 6.51%, 4/17/2025 (a)	5,442,000	5,443,796
Series MTN, SOFR + 0.95%, 6.31%, 2/18/2026 (a) (c)	9,127,000	9,156,115
Morgan Stanley Bank NA:
SOFR + 0.78%, 6.13%, 7/16/2025 (a)	7,750,000	7,780,690
SOFR + 1.08%, 6.43%, 1/14/2028 (a)	5,000,000	5,039,950
SOFR + 1.17%, 6.52%, 10/30/2026 (a)	4,250,000	4,307,800
National Australia Bank Ltd.:
SOFR + 0.38%, 5.73%, 1/12/2025 (a) (b)	10,930,000	10,923,333
SOFR + 0.55%, 5.90%, 1/29/2026 (a) (b)	5,450,000	5,449,510
SOFR + 0.65%, 6.00%, 1/12/2027 (a) (b)	5,330,000	5,332,025
SOFR + 0.65%, 6.01%, 12/10/2025 (a) (b) (c)	5,000,000	5,016,000
SOFR + 0.76%, 6.11%, 5/13/2025 (a) (b)	7,400,000	7,433,522
National Bank of Canada SOFR + 0.49%, 5.84%, 8/6/2024 (a)	3,408,000	3,408,988
NatWest Group PLC SOFR + 1.25%, 6.61%, 3/1/2028 (a)	3,500,000	3,515,085
NatWest Markets PLC:
SOFR + 0.53%, 5.88%, 8/12/2024 (a) (b)	3,450,000	3,450,828
SOFR + 0.76%, 6.13%, 9/29/2026 (a) (b)	3,505,000	3,473,665
SOFR + 1.45%, 6.81%, 3/22/2025 (a) (b)	5,650,000	5,695,483
Security Description	Principal Amount	Value
Nordea Bank Abp:
SOFR + 0.74%, 6.10%, 3/19/2027 (a) (b) (c)	$5,000,000	$5,007,450
SOFR + 0.96%, 6.32%, 6/6/2025 (a) (b)	3,205,000	3,223,172
Royal Bank of Canada:
SOFR + 0.36%, 5.71%, 7/29/2024 (a) (c)	5,372,000	5,371,624
SOFR + 0.84%, 6.19%, 4/14/2025 (a)	4,864,000	4,884,088
Series GMTN, SOFR + 0.34%, 5.69%, 10/7/2024 (a)	5,930,000	5,929,051
Series GMTN, SOFR + 0.44%, 5.79%, 1/21/2025 (a)	4,470,000	4,472,950
Series GMTN, SOFR + 0.53%, 5.88%, 1/20/2026 (a)	3,530,000	3,521,810
Series GMTN, SOFR + 0.57%, 5.92%, 4/27/2026 (a)	3,447,000	3,439,175
Series GMTN, SOFR + 0.59%, 5.94%, 11/2/2026 (a)	3,737,000	3,727,433
Series GMTN, SOFR + 0.71%, 6.06%, 1/21/2027 (a)	3,661,000	3,659,755
Series GMTN, SOFR + 0.95%, 6.30%, 1/19/2027 (a)	5,500,000	5,533,440
Series GMTN, SOFR + 1.08%, 6.43%, 1/12/2026 (a)	3,500,000	3,530,135
Series GMTN, SOFR + 1.08%, 6.43%, 7/20/2026 (a)	4,765,000	4,809,362
Skandinaviska Enskilda Banken AB:
SOFR + 0.89%, 6.25%, 3/5/2027 (a) (b)	5,000,000	5,011,050
SOFR + 0.96%, 6.32%, 6/9/2025 (a) (b)	4,530,000	4,553,918
Societe Generale SA:
SOFR + 1.05%, 6.40%, 1/21/2026 (a) (b) (c)	7,040,000	7,045,350
SOFR + 1.66%, 7.01%, 1/19/2028 (a) (b)	5,000,000	5,033,200
Standard Chartered PLC:
SOFR + 0.93%, 6.29%, 11/23/2025 (a) (b)	5,699,000	5,698,829
SOFR + 1.74%, 7.11%, 3/30/2026 (a) (b)	5,897,000	5,943,292
SOFR + 1.93%, 7.28%, 7/6/2027 (a) (b)	5,975,000	6,063,669
SOFR + 2.03%, 7.38%, 2/8/2028 (a) (b)	4,750,000	4,840,725

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Sumitomo Mitsui Financial Group, Inc.:
SOFR + 0.88%, 6.23%, 1/14/2027 (a)	$5,580,000	$5,593,448
SOFR + 1.30%, 6.65%, 7/13/2026 (a)	3,750,000	3,794,475
SOFR + 1.43%, 6.78%, 1/13/2026 (a)	3,900,000	3,953,469
Sumitomo Mitsui Trust Bank Ltd.:
SOFR + 0.44%, 5.80%, 9/16/2024 (a) (b)	8,675,000	8,675,174
SOFR + 1.12%, 6.48%, 3/9/2026 (a) (b)	5,700,000	5,744,403
SOFR + 1.15%, 6.51%, 9/14/2026 (a) (b)	5,800,000	5,862,118
Svenska Handelsbanken AB:
SOFR + 0.91%, 6.27%, 6/10/2025 (a) (b)	3,185,000	3,199,396
SOFR + 1.25%, 6.61%, 6/15/2026 (a) (b)	6,000,000	6,075,960
Swedbank AB:
SOFR + 0.91%, 6.26%, 4/4/2025 (a) (b)	4,775,000	4,796,965
SOFR + 1.38%, 6.74%, 6/15/2026 (a) (b)	4,500,000	4,564,665
Toronto-Dominion Bank:
SOFR + 0.59%, 5.95%, 9/10/2026 (a)	3,722,000	3,713,737
SOFR + 1.02%, 6.38%, 6/6/2025 (a)	4,068,000	4,094,849
Series GMTN, SOFR + 0.73%, 6.10%, 4/5/2027 (a)	5,000,000	5,000,600
Series MTN, SOFR + 0.35%, 5.71%, 9/10/2024 (a)	7,338,000	7,341,155
Series MTN, SOFR + 0.41%, 5.76%, 1/10/2025 (a)	4,060,000	4,061,502
Series MTN, SOFR + 1.08%, 6.43%, 7/17/2026 (a)	4,759,000	4,803,497
Truist Financial Corp. Series MTN, SOFR + 0.40%, 5.76%, 6/9/2025 (a) (c)	11,616,000	11,584,985
UBS AG:
SOFR + 0.45%, 5.80%, 8/9/2024 (a) (b)	9,471,000	9,475,451
SOFR + 0.47%, 5.82%, 1/13/2025 (a) (b)	4,210,000	4,209,495
SOFR + 0.93%, 6.29%, 9/11/2025 (a)	6,725,000	6,760,575
UBS Group AG SOFR + 1.58%, 6.93%, 5/12/2026 (a) (b) (c)	6,900,000	6,954,303
United Overseas Bank Ltd. SOFR + 0.70%, 6.05%, 4/7/2025 (a) (b)	3,890,000	3,899,997
Security Description	Principal Amount	Value
Wells Fargo & Co. Series MTN, SOFR + 1.32%, 6.67%, 4/25/2026 (a)	$7,753,000	$7,815,799
Wells Fargo Bank NA:
SOFR + 0.71%, 6.06%, 1/15/2026 (a)	5,500,000	5,519,745
SOFR + 0.80%, 6.15%, 8/1/2025 (a)	4,500,000	4,515,795
SOFR + 1.06%, 6.41%, 8/7/2026 (a)	4,500,000	4,539,375
SOFR + 1.07%, 6.43%, 12/11/2026 (a) (c)	5,750,000	5,817,735
Westpac Banking Corp.:
SOFR + 0.30%, 5.66%, 11/18/2024 (a)	8,755,000	8,756,488
SOFR + 0.52%, 5.88%, 6/3/2026 (a)	4,932,000	4,926,230
SOFR + 0.72%, 6.07%, 11/17/2025 (a)	6,450,000	6,476,123
SOFR + 1.00%, 6.36%, 8/26/2025 (a)	7,005,000	7,058,378
		1,038,821,415
BEVERAGES — 0.5%
Keurig Dr Pepper, Inc. SOFR + 0.88%, 6.24%, 3/15/2027 (a)	4,000,000	4,009,240
Pepsico Singapore Financing I Pte. Ltd. SOFR + 0.56%, 5.91%, 2/16/2027 (a)	4,500,000	4,497,660
PepsiCo, Inc. SOFR + 0.40%, 5.75%, 2/13/2026 (a)	3,324,000	3,328,986
		11,835,886
DIVERSIFIED FINANCIAL SERVICES — 2.0%
American Express Co.:
SOFR + 0.65%, 6.00%, 11/4/2026 (a)	6,096,000	6,091,184
SOFR + 0.72%, 6.07%, 5/3/2024 (a)	3,317,000	3,318,028
SOFR + 0.76%, 6.11%, 2/13/2026 (a)	3,618,000	3,627,154
SOFR + 0.93%, 6.29%, 3/4/2025 (a)	5,211,000	5,239,921
SOFR + 0.97%, 6.32%, 7/28/2027 (a)	3,724,000	3,732,714
SOFR + 1.00%, 6.35%, 2/16/2028 (a)	5,000,000	5,015,600
SOFR + 1.35%, 6.70%, 10/30/2026 (a)	3,900,000	3,943,368
Capital One Financial Corp. SOFR + 1.35%, 6.70%, 5/9/2025 (a)	4,133,000	4,135,273

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Charles Schwab Corp.:
SOFR + 0.52%, 5.87%, 5/13/2026 (a)	$6,060,000	$6,052,970
SOFR + 1.05%, 6.41%, 3/3/2027 (a)	5,478,000	5,494,270
		46,650,482
ELECTRIC — 1.0%
CenterPoint Energy, Inc. SOFR + 0.65%, 6.00%, 5/13/2024 (a)	4,189,000	4,188,874
National Rural Utilities Cooperative Finance Corp.:
Series D, SOFR + 0.33%, 5.68%, 10/18/2024 (a)	1,685,000	1,685,455
Series GMTN, SOFR + 0.80%, 6.15%, 2/5/2027 (a)	5,000,000	5,024,750
NextEra Energy Capital Holdings, Inc. SOFR + 0.76%, 6.11%, 1/29/2026 (a)	7,020,000	7,027,722
Southern California Edison Co. SOFR + 0.83%, 6.18%, 4/1/2024 (a)	4,670,000	4,670,000
		22,596,801
GAS — 0.2%
Spire Missouri, Inc. SOFR + 0.50%, 5.86%, 12/2/2024 (a)	3,485,000	3,485,488
HEALTH CARE PRODUCTS — 0.0% (d)
Baxter International, Inc. SOFR + 0.44%, 5.80%, 11/29/2024 (a) (c)	251,000	250,819
HEALTH CARE SERVICES — 0.5%
Roche Holdings, Inc.:
SOFR + 0.56%, 5.92%, 3/10/2025 (a) (b)	8,130,000	8,156,097
SOFR + 0.74%, 6.09%, 11/13/2026 (a) (b)	4,000,000	4,016,400
		12,172,497
INSURANCE — 7.2%
Athene Global Funding:
SOFR + 0.56%, 5.92%, 8/19/2024 (a) (b)	4,095,000	4,094,140
SOFR + 0.70%, 6.06%, 5/24/2024 (a) (b)	20,116,000	20,128,673
SOFR + 0.72%, 6.06%, 1/7/2025 (a) (b)	3,720,000	3,718,586
SOFR + 1.21%, 6.57%, 3/25/2027 (a) (b)	5,000,000	5,003,250
Security Description	Principal Amount	Value
Brighthouse Financial Global Funding SOFR + 0.76%, 6.11%, 4/12/2024 (a) (b)	$584,000	$581,810
Corebridge Global Funding SOFR + 1.30%, 6.66%, 9/25/2026 (a) (b)	1,050,000	1,053,748
GA Global Funding Trust:
SOFR + 0.50%, 5.86%, 9/13/2024 (a) (b)	5,900,000	5,895,280
SOFR + 1.36%, 6.71%, 4/11/2025 (a) (b)	3,730,000	3,748,687
Jackson National Life Global Funding SOFR + 1.15%, 6.52%, 6/28/2024 (a) (b)	9,895,000	9,908,952
MassMutual Global Funding II:
SOFR + 0.27%, 5.62%, 10/21/2024 (a) (b)	6,605,000	6,605,066
SOFR + 0.36%, 5.71%, 4/12/2024 (a) (b)	3,939,000	3,939,236
SOFR + 0.77%, 6.12%, 1/29/2027 (a) (b)	4,000,000	4,003,000
SOFR + 0.98%, 6.33%, 7/10/2026 (a) (b)	3,762,000	3,786,265
Metropolitan Life Global Funding I:
SOFR + 0.30%, 5.67%, 9/27/2024 (a) (b)	5,125,000	5,124,436
SOFR + 0.91%, 6.27%, 3/21/2025 (a) (b)	4,293,000	4,316,182
New York Life Global Funding:
SOFR + 0.31%, 5.66%, 4/26/2024 (a) (b)	2,169,000	2,169,174
SOFR + 0.33%, 5.68%, 1/14/2025 (a) (b)	5,040,000	5,040,504
SOFR + 0.43%, 5.79%, 6/6/2024 (a) (b)	4,865,000	4,864,562
SOFR + 0.48%, 5.84%, 6/9/2026 (a) (b)	8,329,000	8,301,015
SOFR + 0.58%, 5.93%, 1/16/2026 (a) (b)	5,000,000	5,007,500
SOFR + 0.61%, 5.96%, 4/21/2025 (a) (b)	1,755,000	1,759,001
SOFR + 0.65%, 6.00%, 5/2/2025 (a) (b)	600,000	601,650
SOFR + 0.67%, 6.03%, 4/2/2027 (a) (b)	4,000,000	4,000,440
SOFR + 0.70%, 6.06%, 6/13/2025 (a) (b)	125,000	125,569
SOFR + 0.93%, 6.30%, 4/2/2026 (a) (b)	8,400,000	8,441,160
Northwestern Mutual Global Funding SOFR + 0.70%, 6.06%, 6/13/2025 (a) (b)	800,000	802,624

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Pacific Life Global Funding II:
SOFR + 0.40%, 5.75%, 1/27/2025 (a) (b)	$2,880,000	$2,880,778
SOFR + 0.62%, 5.98%, 6/4/2026 (a) (b)	4,072,000	4,064,915
SOFR + 0.80%, 6.16%, 12/6/2024 (a) (b)	3,050,000	3,057,503
SOFR + 0.80%, 6.17%, 3/30/2025 (a) (b)	4,524,000	4,540,467
SOFR + 0.85%, 6.20%, 2/5/2027 (a) (b)	5,000,000	5,005,450
SOFR + 0.86%, 6.22%, 6/16/2025 (a) (b)	6,500,000	6,531,200
SOFR + 1.05%, 6.40%, 7/28/2026 (a) (b)	2,000,000	2,015,060
Principal Life Global Funding II:
SOFR + 0.38%, 5.74%, 8/23/2024 (a) (b)	3,457,000	3,454,062
SOFR + 0.45%, 5.80%, 4/12/2024 (a) (b)	1,729,000	1,728,568
SOFR + 0.90%, 6.26%, 8/28/2025 (a) (b)	450,000	452,300
Protective Life Global Funding:
SOFR + 0.98%, 6.35%, 3/28/2025 (a) (b)	7,160,000	7,192,077
SOFR + 1.05%, 6.41%, 12/11/2024 (a) (b)	1,100,000	1,103,663
		165,046,553
INTERNET — 0.1%
Tencent Holdings Ltd.:
3 mo. USD Term SOFR + 1.17%, 6.50%, 4/11/2024 (a) (b)	1,500,000	1,500,240
3 mo. USD Term SOFR + 1.17%, 6.50%, 4/11/2024 (a)	545,000	545,087
		2,045,327
MACHINERY, CONSTRUCTION & MINING — 1.3%
Caterpillar Financial Services Corp.:
Series MTN, SOFR + 0.25%, 5.60%, 5/17/2024 (a)	4,653,000	4,653,326
Series MTN, SOFR + 0.27%, 5.63%, 9/13/2024 (a)	8,643,000	8,644,297
Series MTN, SOFR + 0.46%, 5.81%, 8/11/2025 (a)	3,955,000	3,964,136
Series MTN, SOFR + 0.46%, 5.82%, 2/27/2026 (a)	7,000,000	7,008,470
Series MTN, SOFR + 0.52%, 5.88%, 6/13/2025 (a)	5,876,000	5,891,336
		30,161,565
Security Description	Principal Amount	Value
MACHINERY-DIVERSIFIED — 1.4%
John Deere Capital Corp.:
Series MTN, SOFR + 0.20%, 5.55%, 10/11/2024 (a)	$8,728,000	$8,728,087
Series MTN, SOFR + 0.44%, 5.80%, 3/6/2026 (a)	5,000,000	5,003,750
Series MTN, SOFR + 0.48%, 5.83%, 10/22/2025 (a)	2,210,000	2,217,713
Series MTN, SOFR + 0.50%, 5.85%, 7/3/2025 (a)	5,307,000	5,315,438
Series MTN, SOFR + 0.56%, 5.92%, 3/7/2025 (a)	3,750,000	3,760,875
Series MTN, SOFR + 0.57%, 5.93%, 3/3/2026 (a)	4,261,000	4,274,848
Series MTN, SOFR + 0.79%, 6.15%, 6/8/2026 (a)	3,857,000	3,888,705
		33,189,416
MINING — 0.2%
Glencore Funding LLC SOFR + 1.06%, 6.43%, 4/4/2027 (a) (b)	5,000,000	4,996,550
MISCELLANEOUS MANUFACTURER — 0.3%
General Electric Co. Series MTN, 3 mo. USD Term SOFR + 0.64%, 5.91%, 5/5/2026 (a)	5,889,000	5,903,781
MULTI-NATIONAL — 3.4%
European Bank for Reconstruction & Development:
SOFR + 0.30%, 5.65%, 2/16/2029 (a)	15,000,000	14,954,700
Series GMTN, SOFR + 0.33%, 5.68%, 2/20/2028 (a)	13,000,000	13,004,160
Inter-American Development Bank SOFR + 0.30%, 5.65%, 2/15/2029 (a)	22,000,000	21,880,760
International Bank for Reconstruction & Development:
SOFR + 0.28%, 5.64%, 2/23/2027 (a)	14,000,000	14,013,440
SOFR + 0.29%, 5.65%, 11/22/2028 (a)	14,000,000	13,959,260
		77,812,320
PHARMACEUTICALS — 0.3%
Bristol-Myers Squibb Co. SOFR + 0.49%, 5.84%, 2/20/2026 (a)	6,000,000	6,015,300

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
PIPELINES — 0.2%
TransCanada PipeLines Ltd. SOFR + 1.52%, 6.88%, 3/9/2026 (a)	$4,550,000	$4,551,775
REAL ESTATE INVESTMENT TRUSTS — 0.2%
Public Storage Operating Co.:
SOFR + 0.47%, 5.82%, 4/23/2024 (a) (c)	154,000	154,017
SOFR + 0.60%, 5.95%, 7/25/2025 (a)	4,839,000	4,845,146
		4,999,163
SAVINGS & LOANS — 0.2%
Nationwide Building Society SOFR + 1.29%, 6.64%, 2/16/2028 (a) (b)	3,526,000	3,526,740
SEMICONDUCTORS — 0.3%
Analog Devices, Inc. SOFR + 0.25%, 5.62%, 10/1/2024 (a) (c)	6,511,000	6,509,828
TELECOMMUNICATIONS — 1.4%
AT&T, Inc. 3 mo. USD Term SOFR + 1.44%, 6.76%, 6/12/2024 (a)	16,608,000	16,637,230
Verizon Communications, Inc.:
3 mo. USD Term SOFR + 1.36%, 6.67%, 5/15/2025 (a)	637,000	642,746
SOFR + 0.79%, 6.15%, 3/20/2026 (a) (c)	15,135,000	15,195,086
		32,475,062
TOTAL CORPORATE BONDS & NOTES (Cost $1,666,932,201)		1,672,788,795
FOREIGN GOVERNMENT OBLIGATIONS — 26.8%
ANZ New Zealand International Ltd. SOFR + 0.60%, 5.96%, 2/18/2025 (a) (b)	6,005,000	6,017,010
Asian Development Bank:
Series GMTN, SOFR + 1.00%, 6.35%, 4/6/2027 (a)	14,750,000	15,045,885
Series GMTN, SOFR + 1.00%, 6.36%, 6/16/2026 (a)	20,775,000	21,122,773
Series GMTN, SOFR + 1.00%, 6.36%, 8/27/2026 (a)	13,050,000	13,279,941
Security Description	Principal Amount	Value
Asian Infrastructure Investment Bank:
SOFR + 0.22%, 5.57%, 4/15/2026 (a) (b) (c)	$4,500,000	$4,492,080
SOFR + 0.62%, 5.97%, 8/16/2027 (a) (b)	8,750,000	8,806,088
BNG Bank NV SOFR + 1.00%, 6.35%, 8/5/2026 (a) (b)	5,000,000	5,071,763
CDP Financial, Inc. SOFR + 0.40%, 5.75%, 5/19/2025 (a) (b)	15,500,000	15,513,751
Cooperatieve Rabobank UA:
SOFR + 0.38%, 5.73%, 1/10/2025 (a)	5,622,000	5,621,663
SOFR + 0.90%, 6.25%, 10/5/2026 (a)	4,000,000	4,028,920
Series MTN, SOFR + 0.70%, 6.05%, 7/18/2025 (a)	7,925,000	7,954,243
CPPIB Capital, Inc.:
SOFR + 1.25%, 6.60%, 4/4/2025 (a) (b)	9,150,000	9,232,441
SOFR + 1.25%, 6.61%, 3/11/2026 (a) (b)	17,800,000	18,111,631
European Bank for Reconstruction & Development:
Series GMTN, SOFR + 0.19%, 5.54%, 4/14/2026 (a) (c)	32,722,000	32,688,296
Series GMTN, SOFR + 0.28%, 5.63%, 10/15/2024 (a)	20,005,000	20,018,803
European Investment Bank:
SOFR + 1.00%, 6.35%, 1/21/2026 (a) (b)	16,000,000	16,226,240
SOFR + 1.00%, 6.36%, 5/21/2028 (a) (b)	12,850,000	13,183,072
Inter-American Development Bank:
SOFR + 0.17%, 5.53%, 9/16/2026 (a)	23,794,000	23,761,164
SOFR + 0.28%, 5.63%, 4/12/2027 (a)	17,000,000	16,991,840
SOFR + 0.35%, 5.70%, 10/4/2027 (a)	18,750,000	18,775,500
SOFR + 0.35%, 5.70%, 10/5/2028 (a)	6,000,000	5,997,720
Series GMTN, SOFR + 0.20%, 5.55%, 2/10/2026 (a)	24,760,000	24,751,582
Series GMTN, SOFR + 0.25%, 5.60%, 2/4/2025 (a)	12,600,000	12,609,576
Series GMTN, SOFR + 0.27%, 5.63%, 3/20/2028 (a)	14,728,000	14,701,637

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
International Bank for Reconstruction & Development:
SOFR + 0.18%, 5.54%, 6/15/2026 (a)	$10,865,000	$10,858,155
SOFR + 0.31%, 5.67%, 9/18/2025 (a)	27,450,000	27,504,900
SOFR + 0.31%, 5.67%, 9/23/2026 (a)	31,900,000	31,957,420
SOFR + 0.37%, 5.72%, 1/12/2027 (a)	37,550,000	37,649,507
SOFR + 0.43%, 5.78%, 8/19/2027 (a)	39,586,000	39,760,574
SOFR + 0.30%, 5.65%, 8/6/2024 (a)	19,104,000	19,115,653
SOFR + 0.39%, 5.75%, 6/17/2024 (a)	13,825,000	13,833,572
International Finance Corp.:
SOFR + 0.28%, 5.64%, 3/16/2026 (a)	9,650,000	9,663,028
Series MTN, SOFR + 0.09%, 5.44%, 4/3/2024 (a)	6,900,000	6,900,000
Kommunalbanken AS:
SOFR + 0.40%, 5.76%, 3/3/2028 (a) (b)	5,000,000	5,001,180
SOFR + 1.00%, 6.36%, 6/17/2026 (a) (b)	20,550,000	20,825,400
Korea Development Bank SOFR + 0.70%, 6.05%, 10/23/2026 (a)	4,300,000	4,313,096
Korea National Oil Corp. SOFR + 0.83%, 6.20%, 4/3/2027 (a)	9,000,000	9,033,062
National Australia Bank Ltd. SOFR + 0.86%, 6.22%, 6/9/2025 (a) (b)	5,475,000	5,502,704
Nordic Investment Bank SOFR + 1.00%, 6.35%, 5/12/2026 (a)	13,650,000	13,852,156
PSP Capital, Inc. SOFR + 0.24%, 5.60%, 3/3/2025 (a) (b)	11,638,000	11,628,461
Svensk Exportkredit AB Series GMTN, SOFR + 1.00%, 6.35%, 8/3/2026 (a)	14,440,000	14,629,938
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $615,978,953)		616,032,425

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 2.1%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (e) (f)	11,819,323	$11,822,869
State Street Navigator Securities Lending Portfolio II (g) (h)	36,947,135	36,947,135
TOTAL SHORT-TERM INVESTMENTS (Cost $48,769,943)		48,770,004
TOTAL INVESTMENTS — 101.7% (Cost $2,331,681,097)		2,337,591,224
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.7)%		(38,838,697)
NET ASSETS — 100.0%		$2,298,752,527
(a)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 33.2% of net assets as of March 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at March 31, 2024.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2024.
(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
GMTN	Global Medium Term Note
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$1,672,788,795	$—	$1,672,788,795
Foreign Government Obligations	—	616,032,425	—	616,032,425
Short-Term Investments	48,770,004	—	—	48,770,004
TOTAL INVESTMENTS	$48,770,004	$2,288,821,220	$—	$2,337,591,224

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	62,922,391	$62,934,976	$464,802,631	$515,921,879	$7,197	$(56)	11,819,323	$11,822,869	$1,155,657
State Street Navigator Securities Lending Portfolio II	14,692,000	14,692,000	116,768,330	94,513,195	—	—	36,947,135	36,947,135	60,572
Total		$77,626,976	$581,570,961	$610,435,074	$7,197	$(56)		$48,770,004	$1,216,229
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.0%
ADVERTISING — 0.9%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028 (a)	$2,504,000	$2,358,092
Clear Channel Outdoor Holdings, Inc.:
5.13%, 8/15/2027 (a)	10,063,000	9,498,063
7.75%, 4/15/2028 (a) (b)	1,549,000	1,355,700
9.00%, 9/15/2028 (a) (b)	6,323,000	6,586,290
CMG Media Corp. 8.88%, 12/15/2027 (a)	9,472,000	6,224,809
Lamar Media Corp.:
3.75%, 2/15/2028	6,172,000	5,768,043
4.88%, 1/15/2029	953,000	916,319
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.25%, 1/15/2029 (a)	2,633,000	2,385,893
5.00%, 8/15/2027 (a) (b)	3,598,000	3,464,118
Summer BC Bidco B LLC 5.50%, 10/31/2026 (a)	1,767,000	1,705,049
		40,262,376
AEROSPACE & DEFENSE — 2.0%
AAR Escrow Issuer LLC 6.75%, 3/15/2029 (a)	3,490,000	3,517,187
Bombardier, Inc.:
6.00%, 2/15/2028 (a) (b)	7,191,000	7,075,081
7.13%, 6/15/2026 (a)	5,491,000	5,572,102
7.50%, 2/1/2029 (a) (b)	814,000	837,923
F-Brasile SpA/F-Brasile U.S. LLC Series XR, 7.38%, 8/15/2026 (a) (b)	2,902,000	2,901,042
Howmet Aerospace, Inc. 5.13%, 10/1/2024	1,613,000	1,605,387
Moog, Inc. 4.25%, 12/15/2027 (a)	6,812,500	6,416,489
Rolls-Royce PLC:
3.63%, 10/14/2025 (a)	12,051,000	11,699,713
5.75%, 10/15/2027 (a)	7,000	7,021
Spirit AeroSystems, Inc. 4.60%, 6/15/2028 (b)	2,581,000	2,421,933
TransDigm, Inc.:
4.63%, 1/15/2029	7,711,000	7,157,659
5.50%, 11/15/2027	10,807,000	10,579,405
6.38%, 3/1/2029 (a)	7,314,000	7,336,381
6.75%, 8/15/2028 (a)	14,699,000	14,914,487
7.50%, 3/15/2027	1,875,000	1,876,669
Triumph Group, Inc. 9.00%, 3/15/2028 (a)	7,171,000	7,560,672
		91,479,151
Security Description	Principal Amount	Value
AGRICULTURE — 0.3%
Darling Ingredients, Inc. 5.25%, 4/15/2027 (a)	$5,523,500	$5,421,426
Vector Group Ltd.:
5.75%, 2/1/2029 (a)	5,491,000	5,086,917
10.50%, 11/1/2026 (a)	3,688,000	3,709,206
		14,217,549
AIRLINES — 2.2%
Air Canada 3.88%, 8/15/2026 (a)	8,470,000	8,093,339
Allegiant Travel Co. 7.25%, 8/15/2027 (a) (b)	5,392,000	5,358,030
American Airlines Group, Inc. 3.75%, 3/1/2025 (a)	7,267,000	7,068,974
American Airlines, Inc. 7.25%, 2/15/2028 (a) (b)	5,669,000	5,753,865
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50%, 4/20/2026 (a)	15,563,669	15,459,081
Delta Air Lines, Inc.:
2.90%, 10/28/2024	13,427,000	13,192,833
7.38%, 1/15/2026	6,057,000	6,244,283
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. 5.75%, 1/20/2026 (a) (b)	9,258,480	8,710,286
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.:
8.00%, 9/20/2025 (a)	4,889,999	3,700,605
8.00%, 9/20/2025 (a) (b)	3,174,616	2,410,359
United Airlines Holdings, Inc. 4.88%, 1/15/2025	4,669,000	4,631,788
United Airlines, Inc. 4.38%, 4/15/2026 (a)	14,148,000	13,681,965
VistaJet Malta Finance PLC/Vista Management Holding, Inc.:
7.88%, 5/1/2027 (a) (b)	6,720,000	5,690,227
9.50%, 6/1/2028 (a) (b)	2,610,000	2,219,309
		102,214,944
APPAREL — 0.3%
Hanesbrands, Inc. 4.88%, 5/15/2026 (a) (b)	6,273,000	6,113,415
Under Armour, Inc. 3.25%, 6/15/2026	3,927,000	3,731,514
William Carter Co. 5.63%, 3/15/2027 (a)	2,800,000	2,778,720
		12,623,649
AUTO MANUFACTURERS — 0.6%
Allison Transmission, Inc. 4.75%, 10/1/2027 (a)	2,620,000	2,524,396
Aston Martin Capital Holdings Ltd. 10.00%, 3/31/2029 (a)	3,725,000	3,777,932

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Jaguar Land Rover Automotive PLC:
4.50%, 10/1/2027 (a)	$3,332,000	$3,149,573
5.88%, 1/15/2028 (a)	1,495,000	1,472,411
7.75%, 10/15/2025 (a)	7,622,000	7,693,037
Nissan Motor Acceptance Co. LLC 1.13%, 9/16/2024 (a)	1,127,000	1,100,876
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	3,989,000	4,076,758
Wabash National Corp. 4.50%, 10/15/2028 (a)	3,028,000	2,776,464
		26,571,447
AUTO PARTS & EQUIPMENT — 2.2%
Adient Global Holdings Ltd.:
4.88%, 8/15/2026 (a)	6,884,000	6,714,516
7.00%, 4/15/2028 (a)	3,989,000	4,080,627
American Axle & Manufacturing, Inc.:
5.00%, 10/1/2029 (b)	2,537,000	2,278,429
6.50%, 4/1/2027 (b)	4,224,000	4,208,076
6.88%, 7/1/2028 (b)	1,423,000	1,415,928
Clarios Global LP 6.75%, 5/15/2025 (a)	4,727,000	4,733,901
Clarios Global LP/Clarios U.S. Finance Co.:
6.25%, 5/15/2026 (a)	7,305,000	7,300,106
6.75%, 5/15/2028 (a)	8,386,000	8,496,779
8.50%, 5/15/2027 (a)	5,161,500	5,168,416
Dana, Inc.:
5.38%, 11/15/2027 (b)	1,610,000	1,576,432
5.63%, 6/15/2028 (b)	6,976,000	6,806,902
Goodyear Tire & Rubber Co.:
4.88%, 3/15/2027 (b)	5,579,000	5,388,142
5.00%, 5/31/2026 (b)	10,409,000	10,182,396
9.50%, 5/31/2025	5,906,000	5,959,567
Phinia, Inc. 6.75%, 4/15/2029 (a)	3,332,000	3,364,420
Real Hero Merger Sub 2, Inc. 6.25%, 2/1/2029 (a)	3,273,000	2,865,053
Tenneco, Inc. 8.00%, 11/17/2028 (a) (b)	11,575,000	10,560,104
ZF North America Capital, Inc.:
4.75%, 4/29/2025 (a)	7,427,000	7,336,911
6.88%, 4/14/2028 (a)	2,225,000	2,308,816
		100,745,521
BANKS — 0.8%
Freedom Mortgage Corp.:
6.63%, 1/15/2027 (a) (b)	6,105,000	5,918,004
12.00%, 10/1/2028 (a)	7,009,000	7,638,268
Intesa Sanpaolo SpA:
5.02%, 6/26/2024 (a)	18,824,000	18,754,163
5.71%, 1/15/2026 (a)	4,734,000	4,696,222
		37,006,657
Security Description	Principal Amount	Value
BIOTECHNOLOGY — 0.0% (c)
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	$2,077,000	$966,532
CHEMICALS — 2.2%
ASP Unifrax Holdings, Inc. 5.25%, 9/30/2028 (a)	5,964,000	3,849,106
Avient Corp. 5.75%, 5/15/2025 (a)	2,226,000	2,216,295
Axalta Coating Systems LLC 3.38%, 2/15/2029 (a)	5,554,000	4,975,662
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.75%, 6/15/2027 (a)	752,000	725,808
Cerdia Finanz GmbH 10.50%, 2/15/2027 (a)	4,792,000	4,984,926
Chemours Co.:
4.63%, 11/15/2029 (a)	1,611,000	1,390,341
5.38%, 5/15/2027 (b)	2,149,000	2,060,225
5.75%, 11/15/2028 (a)	5,802,000	5,318,519
Consolidated Energy Finance SA 5.63%, 10/15/2028 (a)	4,028,000	3,392,623
CVR Partners LP/CVR Nitrogen Finance Corp. 6.13%, 6/15/2028 (a)	1,703,000	1,637,434
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	434,000	397,817
GPD Cos., Inc. 10.13%, 4/1/2026 (a)	15,000	14,054
Herens Holdco SARL 4.75%, 5/15/2028 (a)	561,000	490,780
INEOS Finance PLC:
6.75%, 5/15/2028 (a) (b)	6,092,000	5,983,745
7.50%, 4/15/2029 (a) (b)	977,000	980,009
INEOS Quattro Finance 2 PLC:
3.38%, 1/15/2026 (a)	25,000	23,786
9.63%, 3/15/2029 (a) (b)	550,000	590,364
Ingevity Corp. 3.88%, 11/1/2028 (a) (b)	5,759,000	5,202,796
Iris Holding, Inc. 10.00%, 12/15/2028 (a)	1,447,000	1,304,615
Mativ Holdings, Inc. 6.88%, 10/1/2026 (a) (b)	3,595,000	3,561,531
Methanex Corp. 5.13%, 10/15/2027	8,255,000	7,992,326
Minerals Technologies, Inc. 5.00%, 7/1/2028 (a)	2,805,000	2,688,452
Olin Corp. 5.13%, 9/15/2027	4,595,000	4,486,788
Olympus Water U.S. Holding Corp.:
4.25%, 10/1/2028 (a)	4,701,000	4,258,730
9.75%, 11/15/2028 (a)	9,191,000	9,798,985
Rain Carbon, Inc. 12.25%, 9/1/2029 (a) (b)	1,360,000	1,412,782

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Rayonier AM Products, Inc. 7.63%, 1/15/2026 (a)	$2,688,571	$2,467,436
SCIH Salt Holdings, Inc. 4.88%, 5/1/2028 (a) (b)	6,462,000	6,019,805
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.38%, 9/1/2025 (a)	1,100,000	879,901
Tronox, Inc. 4.63%, 3/15/2029 (a)	7,430,000	6,658,915
WR Grace Holdings LLC 4.88%, 6/15/2027 (a)	5,735,700	5,455,683
		101,220,239
COMMERCIAL SERVICES — 5.1%
Adtalem Global Education, Inc. 5.50%, 3/1/2028 (a) (b)	5,017,000	4,805,433
Albion Financing 1 SARL/Aggreko Holdings, Inc. 6.13%, 10/15/2026 (a) (b)	2,864,000	2,839,198
Albion Financing 2 SARL 8.75%, 4/15/2027 (a)	5,644,000	5,683,452
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.63%, 7/15/2026 (a)	5,529,000	5,525,627
9.75%, 7/15/2027 (a) (b)	3,692,000	3,701,636
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.63%, 6/1/2028 (a)	19,391,000	17,658,092
AMN Healthcare, Inc. 4.63%, 10/1/2027 (a)	7,164,000	6,812,462
Aptim Corp. 7.75%, 6/15/2025 (a)	1,379,000	1,360,714
APX Group, Inc. 6.75%, 2/15/2027 (a)	6,495,000	6,531,307
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
4.75%, 4/1/2028 (a) (b)	3,093,000	2,861,705
5.38%, 3/1/2029 (a)	3,993,000	3,722,634
5.75%, 7/15/2027 (a) (b)	1,491,000	1,443,243
5.75%, 7/15/2027 (a)	5,410,000	5,212,860
Block, Inc. 2.75%, 6/1/2026	1,711,000	1,610,496
Brink's Co.:
4.63%, 10/15/2027 (a)	7,329,000	6,987,249
5.50%, 7/15/2025 (a)	3,355,000	3,339,970
Champions Financing, Inc. 8.75%, 2/15/2029 (a)	5,649,000	5,919,192
CoreCivic, Inc. 8.25%, 4/15/2029	1,066,000	1,114,961
CoreLogic, Inc. 4.50%, 5/1/2028 (a)	965,000	865,354
Security Description	Principal Amount	Value
Garda World Security Corp.:
4.63%, 2/15/2027 (a)	$2,309,000	$2,213,292
7.75%, 2/15/2028 (a)	1,755,000	1,800,191
9.50%, 11/1/2027 (a)	2,948,154	2,956,969
Graham Holdings Co. 5.75%, 6/1/2026 (a)	4,298,000	4,269,074
Grand Canyon University 4.13%, 10/1/2024	9,907,000	9,679,040
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	4,382,000	4,306,323
Hertz Corp. 4.63%, 12/1/2026 (a)	6,704,000	6,092,595
Korn Ferry 4.63%, 12/15/2027 (a)	3,986,000	3,799,615
Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer, Inc. 5.00%, 2/1/2026 (a)	921,000	913,789
MPH Acquisition Holdings LLC:
5.50%, 9/1/2028 (a)	12,885,000	10,955,858
5.75%, 11/1/2028 (a) (b)	2,647,000	2,090,098
Neptune Bidco U.S., Inc. 9.29%, 4/15/2029 (a)	3,110,000	2,942,464
Prime Security Services Borrower LLC/Prime Finance, Inc.:
5.25%, 4/15/2024 (a)	1,402,000	1,399,729
5.75%, 4/15/2026 (a)	8,156,000	8,131,532
6.25%, 1/15/2028 (a)	12,514,000	12,260,717
Sabre GLBL, Inc.:
8.63%, 6/1/2027 (a)	11,336,000	9,947,680
11.25%, 12/15/2027 (a)	4,072,000	3,822,794
Service Corp. International 4.63%, 12/15/2027	4,044,000	3,903,592
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 4.63%, 11/1/2026 (a)	2,158,000	2,086,095
Sotheby's 7.38%, 10/15/2027 (a) (b)	7,048,000	6,569,723
TriNet Group, Inc. 3.50%, 3/1/2029 (a)	2,006,000	1,799,282
United Rentals North America, Inc.:
3.88%, 11/15/2027	2,145,000	2,029,813
4.88%, 1/15/2028 (b)	15,169,000	14,752,156
5.50%, 5/15/2027	8,540,000	8,508,829
Upbound Group, Inc. 6.38%, 2/15/2029 (a)	339,000	329,138
Verscend Escrow Corp. 9.75%, 8/15/2026 (a)	5,135,000	5,152,664
WASH Multifamily Acquisition, Inc. 5.75%, 4/15/2026 (a) (b)	5,976,000	5,837,954
Williams Scotsman, Inc.:
4.63%, 8/15/2028 (a)	1,523,000	1,439,601
6.13%, 6/15/2025 (a)	2,893,000	2,888,950

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
WW International, Inc. 4.50%, 4/15/2029 (a)	$2,006,000	$791,548
		231,666,690
COMPUTERS — 1.1%
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a) (b)	4,146,200	3,753,182
NCR Voyix Corp. 5.00%, 10/1/2028 (a)	6,861,000	6,399,598
Presidio Holdings, Inc. 4.88%, 2/1/2027 (a)	3,662,600	3,557,447
Science Applications International Corp. 4.88%, 4/1/2028 (a)	2,010,000	1,919,550
Seagate HDD Cayman:
4.75%, 1/1/2025	4,933,000	4,884,509
4.88%, 6/1/2027	5,138,000	5,004,361
Unisys Corp. 6.88%, 11/1/2027 (a)	2,042,000	1,820,749
Vericast Corp. 11.00%, 9/15/2026 (a)	2,454,452	2,609,941
Virtusa Corp. 7.13%, 12/15/2028 (a)	2,032,000	1,831,970
Western Digital Corp.:
2.85%, 2/1/2029	4,014,000	3,497,037
4.75%, 2/15/2026	15,230,000	14,899,813
		50,178,157
CONSTRUCTION MATERIALS — 1.1%
AmeriTex HoldCo Intermediate LLC 10.25%, 10/15/2028 (a)	2,784,000	2,998,451
Camelot Return Merger Sub, Inc. 8.75%, 8/1/2028 (a) (b)	2,291,000	2,351,070
Cornerstone Building Brands, Inc. 6.13%, 1/15/2029 (a)	2,091,000	1,865,737
CP Atlas Buyer, Inc. 7.00%, 12/1/2028 (a) (b)	1,372,000	1,284,755
Eco Material Technologies, Inc. 7.88%, 1/31/2027 (a)	4,148,000	4,212,958
Griffon Corp. 5.75%, 3/1/2028	5,840,000	5,721,798
James Hardie International Finance DAC 5.00%, 1/15/2028 (a)	4,079,000	3,976,454
JELD-WEN, Inc. 4.88%, 12/15/2027 (a) (b)	1,644,000	1,573,324
Masonite International Corp. 5.38%, 2/1/2028 (a)	1,809,000	1,810,393
New Enterprise Stone & Lime Co., Inc. 5.25%, 7/15/2028 (a)	3,037,000	2,908,322
Smyrna Ready Mix Concrete LLC 6.00%, 11/1/2028 (a)	7,441,000	7,274,024
Security Description	Principal Amount	Value
Standard Industries, Inc.:
4.75%, 1/15/2028 (a)	$4,979,000	$4,750,962
5.00%, 2/15/2027 (a)	4,699,000	4,558,735
Summit Materials LLC/Summit Materials Finance Corp. 5.25%, 1/15/2029 (a)	4,517,000	4,395,944
		49,682,927
DISTRIBUTION & WHOLESALE — 0.4%
American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/2028 (a)	5,934,000	5,554,758
BCPE Empire Holdings, Inc. 7.63%, 5/1/2027 (a)	5,746,000	5,609,820
G-III Apparel Group Ltd. 7.88%, 8/15/2025 (a) (b)	1,741,000	1,746,571
H&E Equipment Services, Inc. 3.88%, 12/15/2028 (a)	2,952,000	2,702,556
Ritchie Bros Holdings, Inc. 6.75%, 3/15/2028 (a)	3,744,000	3,821,052
		19,434,757
DIVERSIFIED FINANCIAL SERVICES — 4.5%
Ally Financial, Inc. 5.75%, 11/20/2025 (b)	3,029,000	3,007,585
Bread Financial Holdings, Inc.:
7.00%, 1/15/2026 (a)	1,761,667	1,769,577
9.75%, 3/15/2029 (a)	5,894,000	6,129,112
Castlelake Aviation Finance DAC 5.00%, 4/15/2027 (a)	1,935,000	1,866,307
Coinbase Global, Inc. 3.38%, 10/1/2028 (a)	7,989,000	6,823,884
Credit Acceptance Corp.:
6.63%, 3/15/2026	2,174,000	2,172,522
9.25%, 12/15/2028 (a)	3,331,000	3,584,123
Curo Group Holdings Corp. 7.50%, 8/1/2028 (a) (d)	5,525,000	1,407,328
Enact Holdings, Inc. 6.50%, 8/15/2025 (a)	3,591,000	3,590,066
Encore Capital Group, Inc. 9.25%, 4/1/2029 (a)	1,349,000	1,382,954
Enova International, Inc. 11.25%, 12/15/2028 (a)	2,390,000	2,528,022
Finance of America Funding LLC 7.88%, 11/15/2025 (a)	909,000	724,837
Freedom Mortgage Holdings LLC 9.25%, 2/1/2029 (a)	2,713,000	2,775,942
GGAM Finance Ltd.:
6.88%, 4/15/2029 (a)	1,279,000	1,288,311
7.75%, 5/15/2026 (a)	1,659,000	1,690,952
8.00%, 2/15/2027 (a)	2,423,000	2,499,882
8.00%, 6/15/2028 (a)	4,700,000	4,906,283
Global Aircraft Leasing Co. Ltd. 6.50%, 9/15/2024 (a)	5,304,382	5,032,745

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
goeasy Ltd.:
7.63%, 7/1/2029 (a)	$1,956,000	$1,962,083
9.25%, 12/1/2028 (a)	5,826,000	6,202,476
Jefferies Finance LLC/JFIN Co.-Issuer Corp. 5.00%, 8/15/2028 (a)	9,419,000	8,664,632
Jefferson Capital Holdings LLC 9.50%, 2/15/2029 (a)	2,493,000	2,550,987
LD Holdings Group LLC:
6.13%, 4/1/2028 (a)	3,228,000	2,676,851
6.50%, 11/1/2025 (a) (b)	3,966,000	3,846,425
Macquarie Airfinance Holdings Ltd. 6.40%, 3/26/2029 (a) (b)	658,000	668,087
Midcap Financial Issuer Trust 6.50%, 5/1/2028 (a)	10,606,000	9,783,292
Nationstar Mortgage Holdings, Inc.:
5.00%, 2/1/2026 (a) (b)	3,881,000	3,797,947
5.50%, 8/15/2028 (a)	6,855,000	6,554,477
6.00%, 1/15/2027 (a)	1,176,000	1,161,359
Navient Corp.:
4.88%, 3/15/2028	7,173,000	6,669,886
5.00%, 3/15/2027 (b)	3,370,000	3,227,382
5.50%, 3/15/2029	5,318,000	4,942,975
5.88%, 10/25/2024	5,673,000	5,661,314
6.75%, 6/25/2025	1,200,000	1,208,100
6.75%, 6/15/2026	2,448,000	2,468,122
NFP Corp. 6.88%, 8/15/2028 (a)	13,602,000	13,774,609
OneMain Finance Corp.:
3.50%, 1/15/2027	7,320,000	6,796,108
3.88%, 9/15/2028	5,222,000	4,667,685
6.63%, 1/15/2028 (b)	3,750,000	3,759,637
6.88%, 3/15/2025	5,417,000	5,474,149
7.13%, 3/15/2026 (b)	11,148,000	11,347,215
9.00%, 1/15/2029	1,466,000	1,555,309
Osaic Holdings, Inc. 10.75%, 8/1/2027 (a) (b)	3,362,000	3,472,879
Oxford Finance LLC/Oxford Finance Co.-Issuer II, Inc. 6.38%, 2/1/2027 (a)	5,546,000	5,290,274
PennyMac Financial Services, Inc.:
4.25%, 2/15/2029 (a)	1,743,000	1,588,884
5.38%, 10/15/2025 (a)	2,461,000	2,432,575
PHH Mortgage Corp. 7.88%, 3/15/2026 (a) (b)	3,278,000	3,172,842
PRA Group, Inc. 8.38%, 2/1/2028 (a)	2,301,000	2,286,803
Radian Group, Inc. 6.20%, 5/15/2029	1,434,000	1,454,908
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.:
2.88%, 10/15/2026 (a)	4,221,000	3,900,077
3.63%, 3/1/2029 (a)	200,000	179,904
Security Description	Principal Amount	Value
SLM Corp. 4.20%, 10/29/2025	$3,479,000	$3,388,302
United Wholesale Mortgage LLC:
5.50%, 11/15/2025 (a)	5,892,000	5,839,267
5.75%, 6/15/2027 (a)	2,183,000	2,124,299
		207,732,553
ELECTRIC — 2.8%
Atlantica Sustainable Infrastructure PLC 4.13%, 6/15/2028 (a)	1,402,000	1,288,648
Calpine Corp.:
4.50%, 2/15/2028 (a)	7,330,000	6,967,898
4.63%, 2/1/2029 (a)	1,876,000	1,737,532
5.13%, 3/15/2028 (a)	6,230,000	5,975,754
5.25%, 6/1/2026 (a)	7,183,000	7,110,093
Clearway Energy Operating LLC 4.75%, 3/15/2028 (a)	9,188,000	8,741,647
DPL, Inc. 4.13%, 7/1/2025	1,917,000	1,872,564
Drax Finco PLC 6.63%, 11/1/2025 (a) (b)	3,162,000	3,133,700
FirstEnergy Corp. Series B, 4.15%, 7/15/2027	9,038,000	8,674,220
NextEra Energy Operating Partners LP:
3.88%, 10/15/2026 (a)	8,002,000	7,469,147
4.25%, 7/15/2024 (a)	4,804,000	4,765,712
4.50%, 9/15/2027 (a)	4,427,000	4,148,675
7.25%, 1/15/2029 (a) (b)	6,263,000	6,415,254
NRG Energy, Inc.:
3.38%, 2/15/2029 (a)	4,296,000	3,820,991
5.75%, 1/15/2028	4,374,000	4,350,030
6.63%, 1/15/2027	5,460,000	5,467,535
Pattern Energy Operations LP/Pattern Energy Operations, Inc. 4.50%, 8/15/2028 (a)	6,259,000	5,825,126
PG&E Corp. 5.00%, 7/1/2028	3,535,000	3,423,930
Pike Corp. 5.50%, 9/1/2028 (a)	5,411,000	5,174,539
Terraform Global Operating LP 6.13%, 3/1/2026 (a)	3,596,000	3,542,240
Vistra Operations Co. LLC:
5.00%, 7/31/2027 (a)	12,529,000	12,140,225
5.50%, 9/1/2026 (a)	2,608,000	2,568,463
5.63%, 2/15/2027 (a)	12,789,000	12,591,922
		127,205,845
ELECTRICAL COMPONENTS & EQUIPMENT — 0.5%
Energizer Holdings, Inc. 4.75%, 6/15/2028 (a)	4,956,000	4,596,244
WESCO Distribution, Inc.:
6.38%, 3/15/2029 (a)	1,958,000	1,978,579

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
7.13%, 6/15/2025 (a)	$10,984,000	$10,998,169
7.25%, 6/15/2028 (a) (b)	6,185,000	6,315,009
		23,888,001
ELECTRONICS — 0.4%
Likewize Corp. 9.75%, 10/15/2025 (a)	2,016,000	2,048,397
Sensata Technologies BV 5.00%, 10/1/2025 (a)	10,067,000	9,942,371
TTM Technologies, Inc. 4.00%, 3/1/2029 (a)	6,522,000	5,914,671
		17,905,439
ENERGY-ALTERNATE SOURCES — 0.1%
Sunnova Energy Corp.:
5.88%, 9/1/2026 (a) (b)	1,737,000	1,353,210
11.75%, 10/1/2028 (a) (b)	2,039,000	1,586,281
TerraForm Power Operating LLC 5.00%, 1/31/2028 (a)	3,488,000	3,325,005
		6,264,496
ENGINEERING & CONSTRUCTION — 0.3%
Abengoa Abenewco 2 SA:
1.50%, 10/26/2024 (a) (d) (e)	4,407,136	88,319
1.50%, 10/26/2024 (a) (d)	4,563,528	73,017
AECOM 5.13%, 3/15/2027	8,302,000	8,162,111
Brundage-Bone Concrete Pumping Holdings, Inc. 6.00%, 2/1/2026 (a)	728,000	718,915
Fluor Corp. 4.25%, 9/15/2028	1,289,000	1,205,524
Tutor Perini Corp. 6.88%, 5/1/2025 (a) (b)	712,000	706,489
Weekley Homes LLC/Weekley Finance Corp. 4.88%, 9/15/2028 (a)	2,507,000	2,318,975
		13,273,350
ENTERTAINMENT — 3.3%
Affinity Interactive 6.88%, 12/15/2027 (a)	3,969,000	3,714,230
Allen Media LLC/Allen Media Co.-Issuer, Inc. 10.50%, 2/15/2028 (a)	8,843,000	4,056,903
AMC Entertainment Holdings, Inc. 7.50%, 2/15/2029 (a) (b)	8,035,000	5,424,428
Caesars Entertainment, Inc. 8.13%, 7/1/2027 (a)	11,186,000	11,455,694
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op:
5.38%, 4/15/2027 (b)	5,578,000	5,487,134
5.50%, 5/1/2025 (a)	3,153,000	3,144,109
Security Description	Principal Amount	Value
Churchill Downs, Inc.:
4.75%, 1/15/2028 (a)	$2,218,000	$2,111,292
5.50%, 4/1/2027 (a)	6,902,000	6,774,244
Cinemark USA, Inc.:
5.25%, 7/15/2028 (a) (b)	995,000	942,106
5.88%, 3/15/2026 (a)	7,151,000	7,064,473
International Game Technology PLC:
4.13%, 4/15/2026 (a)	6,606,000	6,403,262
5.25%, 1/15/2029 (a)	5,410,000	5,229,090
6.25%, 1/15/2027 (a)	7,217,000	7,267,735
6.50%, 2/15/2025 (a)	5,203,000	5,218,245
Jacobs Entertainment, Inc. 6.75%, 2/15/2029 (a)	1,031,000	999,431
Light & Wonder International, Inc. 7.00%, 5/15/2028 (a)	1,316,000	1,327,068
Live Nation Entertainment, Inc.:
3.75%, 1/15/2028 (a)	3,367,000	3,127,270
4.75%, 10/15/2027 (a)	8,690,000	8,301,470
4.88%, 11/1/2024 (a) (b)	3,299,000	3,280,097
6.50%, 5/15/2027 (a)	11,325,000	11,450,141
Merlin Entertainments Ltd. 5.75%, 6/15/2026 (a)	3,304,000	3,270,464
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.88%, 5/1/2029 (a)	341,000	315,660
Mohegan Tribal Gaming Authority:
8.00%, 2/1/2026 (a)	8,980,000	8,759,900
13.25%, 12/15/2027 (a)	1,552,000	1,692,720
Motion Bondco DAC 6.63%, 11/15/2027 (a) (b)	2,561,000	2,475,130
Odeon Finco PLC 12.75%, 11/1/2027 (a) (b)	3,295,000	3,364,063
Penn Entertainment, Inc.:
4.13%, 7/1/2029 (a) (b)	2,463,000	2,130,150
5.63%, 1/15/2027 (a) (b)	3,158,000	3,055,933
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. 5.63%, 9/1/2029 (a) (b)	4,991,000	3,819,912
Raptor Acquisition Corp./Raptor Co.-Issuer LLC 4.88%, 11/1/2026 (a)	3,026,000	2,910,649
Six Flags Entertainment Corp. 5.50%, 4/15/2027 (a)	2,359,000	2,305,026
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	2,532,000	2,539,090
Speedway Motorsports LLC/Speedway Funding II, Inc. 4.88%, 11/1/2027 (a)	4,650,000	4,429,078
Universal Entertainment Corp. 8.75%, 12/11/2024 (a) (f)	3,182,000	3,432,137

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	$1,691,000	$1,691,389
		148,969,723
ENVIRONMENTAL CONTROL — 0.9%
Clean Harbors, Inc. 4.88%, 7/15/2027 (a)	7,455,000	7,231,350
Enviri Corp. 5.75%, 7/31/2027 (a)	4,697,000	4,421,051
GFL Environmental, Inc.:
3.50%, 9/1/2028 (a) (b)	6,561,000	6,008,564
3.75%, 8/1/2025 (a)	6,108,000	5,954,628
4.00%, 8/1/2028 (a)	872,000	803,879
4.25%, 6/1/2025 (a)	3,267,000	3,215,447
5.13%, 12/15/2026 (a)	9,098,500	8,937,366
Madison IAQ LLC 4.13%, 6/30/2028 (a)	1,817,000	1,680,888
Stericycle, Inc. 3.88%, 1/15/2029 (a)	3,672,000	3,330,100
Waste Pro USA, Inc. 5.50%, 2/15/2026 (a) (b)	1,699,000	1,673,957
		43,257,230
FOOD — 1.6%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC:
3.25%, 3/15/2026 (a)	2,610,000	2,486,651
3.50%, 3/15/2029 (a)	8,769,000	7,867,810
4.63%, 1/15/2027 (a)	11,341,000	10,978,201
5.88%, 2/15/2028 (a)	4,292,000	4,247,234
6.50%, 2/15/2028 (a)	9,830,000	9,947,567
B&G Foods, Inc.:
5.25%, 4/1/2025	461,000	458,690
5.25%, 9/15/2027 (b)	90,982	85,075
8.00%, 9/15/2028 (a)	3,080,000	3,211,085
C&S Group Enterprises LLC 5.00%, 12/15/2028 (a)	3,282,000	2,627,865
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc. 9.00%, 2/15/2029 (a)	6,130,000	6,212,755
Lamb Weston Holdings, Inc. 4.88%, 5/15/2028 (a)	162,000	157,305
Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	5,123,000	5,033,757
Post Holdings, Inc. 5.63%, 1/15/2028 (a)	4,908,000	4,818,871
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed 4.63%, 3/1/2029 (a)	5,853,000	5,177,622
TreeHouse Foods, Inc. 4.00%, 9/1/2028 (b)	3,475,000	3,111,133
U.S. Foods, Inc.:
4.75%, 2/15/2029 (a)	38,000	36,066
Security Description	Principal Amount	Value
6.88%, 9/15/2028 (a)	$534,000	$547,088
United Natural Foods, Inc. 6.75%, 10/15/2028 (a) (b)	6,694,000	5,565,258
		72,570,033
FOOD SERVICE — 0.3%
Aramark Services, Inc.:
5.00%, 4/1/2025 (a)	7,208,162	7,154,533
5.00%, 2/1/2028 (a)	6,349,000	6,120,944
TKC Holdings, Inc. 6.88%, 5/15/2028 (a)	1,762,220	1,671,889
		14,947,366
FOREST PRODUCTS & PAPER — 0.1%
Domtar Corp. 6.75%, 10/1/2028 (a)	1,904,000	1,733,858
Mercer International, Inc. 5.13%, 2/1/2029	2,605,000	2,293,859
		4,027,717
GAS — 0.5%
AmeriGas Partners LP/AmeriGas Finance Corp.:
5.50%, 5/20/2025	6,970,006	6,975,303
5.75%, 5/20/2027	1,682,798	1,646,281
5.88%, 8/20/2026	5,761,000	5,750,457
9.38%, 6/1/2028 (a)	6,318,000	6,510,889
		20,882,930
HAND & MACHINE TOOLS — 0.0% (c)
Werner FinCo LP/Werner FinCo, Inc. 11.50%, 6/15/2028 (a)	1,539,000	1,678,310
HEALTH CARE PRODUCTS — 0.7%
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	13,178,000	12,484,969
Bausch & Lomb Corp. 8.38%, 10/1/2028 (a)	10,965,000	11,339,674
Hologic, Inc.:
3.25%, 2/15/2029 (a)	132,000	118,376
4.63%, 2/1/2028 (a)	2,566,000	2,470,930
Medline Borrower LP/Medline Co.-Issuer, Inc. 6.25%, 4/1/2029 (a) (b)	2,648,000	2,659,943
Teleflex, Inc.:
4.25%, 6/1/2028 (a)	3,886,000	3,651,169
4.63%, 11/15/2027	964,000	926,963
		33,652,024
HEALTH CARE SERVICES — 3.3%
Acadia Healthcare Co., Inc. 5.50%, 7/1/2028 (a)	370,000	360,928
Catalent Pharma Solutions, Inc.:
3.13%, 2/15/2029 (a)	8,710,000	8,324,582
5.00%, 7/15/2027 (a)	2,645,000	2,604,135

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Charles River Laboratories International, Inc. 4.25%, 5/1/2028 (a)	$1,962,000	$1,851,912
CHS/Community Health Systems, Inc.:
5.63%, 3/15/2027 (a)	17,932,000	16,503,178
6.00%, 1/15/2029 (a)	6,036,000	5,273,472
6.88%, 4/15/2029 (a) (b)	5,588,000	4,188,094
8.00%, 3/15/2026 (a) (b)	7,872,000	7,857,516
8.00%, 12/15/2027 (a)	3,832,000	3,753,099
Encompass Health Corp.:
4.50%, 2/1/2028	7,198,000	6,852,136
5.75%, 9/15/2025	3,639,000	3,623,571
Global Medical Response, Inc. 6.50%, 10/1/2025 (a) (b)	5,174,000	4,915,352
Heartland Dental LLC/Heartland Dental Finance Corp. 10.50%, 4/30/2028 (a)	381,000	404,885
IQVIA, Inc. 5.00%, 5/15/2027 (a)	13,807,000	13,479,222
Legacy LifePoint Health LLC 4.38%, 2/15/2027 (a)	2,373,700	2,260,617
LifePoint Health, Inc.:
5.38%, 1/15/2029 (a) (b)	2,435,000	2,001,107
11.00%, 10/15/2030 (a)	4,014,000	4,290,805
ModivCare Escrow Issuer, Inc. 5.00%, 10/1/2029 (a) (b)	3,512,000	2,545,814
ModivCare, Inc. 5.88%, 11/15/2025 (a) (b)	3,121,000	3,039,292
Molina Healthcare, Inc. 4.38%, 6/15/2028 (a)	6,568,000	6,174,445
Prime Healthcare Services, Inc. 7.25%, 11/1/2025 (a)	4,641,000	4,629,862
Radiology Partners, Inc. 8.50%, 1/31/2029 (a)	80,677	74,734
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/1/2026 (a) (b)	6,737,500	6,750,032
Select Medical Corp. 6.25%, 8/15/2026 (a)	1,797,000	1,802,301
Tenet Healthcare Corp.:
4.63%, 6/15/2028	6,919,000	6,591,870
5.13%, 11/1/2027	14,125,000	13,811,425
6.13%, 10/1/2028 (b)	4,321,000	4,305,185
6.25%, 2/1/2027	7,786,000	7,781,718
U.S. Acute Care Solutions LLC 6.38%, 3/1/2026 (a) (b)	3,646,000	3,511,754
		149,563,043
HOLDING COMPANIES-DIVERSIFIED — 0.1%
Benteler International AG 10.50%, 5/15/2028 (a)	4,008,000	4,341,987
HOME BUILDERS — 0.9%
Beazer Homes USA, Inc. 5.88%, 10/15/2027	5,542,000	5,471,949
Security Description	Principal Amount	Value
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC 6.25%, 9/15/2027 (a)	$7,296,000	$7,138,333
Century Communities, Inc. 6.75%, 6/1/2027	1,702,000	1,709,914
Empire Communities Corp. 7.00%, 12/15/2025 (a)	300,000	301,500
Forestar Group, Inc. 3.85%, 5/15/2026 (a)	584,000	557,767
LGI Homes, Inc. 8.75%, 12/15/2028 (a)	4,116,000	4,346,208
M/I Homes, Inc. 4.95%, 2/1/2028	1,882,000	1,793,433
Mattamy Group Corp. 5.25%, 12/15/2027 (a)	3,728,000	3,615,936
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 2/15/2028	982,000	933,764
Taylor Morrison Communities, Inc.:
5.75%, 1/15/2028 (a)	4,145,000	4,121,374
5.88%, 6/15/2027 (a)	3,715,000	3,714,480
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. 5.88%, 6/15/2024	4,746,000	4,740,779
Tri Pointe Homes, Inc. 5.70%, 6/15/2028	3,737,000	3,675,751
		42,121,188
HOUSEHOLD PRODUCTS — 0.2%
Coty, Inc.:
5.00%, 4/15/2026 (a)	2,992,000	2,946,492
6.50%, 4/15/2026 (a)	364,000	364,142
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC 4.75%, 1/15/2029 (a)	205,000	193,924
Edgewell Personal Care Co. 5.50%, 6/1/2028 (a) (b)	7,812,000	7,638,339
		11,142,897
HOUSEHOLD PRODUCTS & WARES — 0.2%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	7,099,000	6,389,171
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.:
5.00%, 12/31/2026 (a)	564,000	553,950
7.00%, 12/31/2027 (a) (b)	2,414,000	2,395,581
		9,338,702
HOUSEWARES — 0.7%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	2,270,939	2,249,797
Newell Brands, Inc.:
4.88%, 6/1/2025	9,627,000	9,489,815
5.70%, 4/1/2026	15,391,500	15,127,228

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
6.38%, 9/15/2027 (b)	$7,546,000	$7,447,977
		34,314,817
INSURANCE — 1.1%
Acrisure LLC/Acrisure Finance, Inc.:
4.25%, 2/15/2029 (a)	2,894,000	2,613,311
8.25%, 2/1/2029 (a)	6,475,000	6,509,188
10.13%, 8/1/2026 (a)	1,121,000	1,165,010
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
4.25%, 10/15/2027 (a)	3,388,000	3,190,954
6.75%, 10/15/2027 (a)	10,322,000	10,154,990
6.75%, 4/15/2028 (a)	6,358,000	6,397,865
AmWINS Group, Inc. 6.38%, 2/15/2029 (a)	1,112,000	1,117,026
AssuredPartners, Inc. 5.63%, 1/15/2029 (a)	5,459,000	5,028,230
GTCR AP Finance, Inc. 8.00%, 5/15/2027 (a)	5,347,000	5,347,214
NMI Holdings, Inc. 7.38%, 6/1/2025 (a)	5,471,000	5,522,920
Sagicor Financial Co. Ltd. 5.30%, 5/13/2028 (a)	2,181,000	2,105,712
		49,152,420
INTERNET — 2.9%
Acuris Finance U.S., Inc./Acuris Finance SARL 5.00%, 5/1/2028 (a)	3,088,000	2,810,574
ANGI Group LLC 3.88%, 8/15/2028 (a) (b)	4,710,000	4,087,950
Arches Buyer, Inc.:
4.25%, 6/1/2028 (a)	10,750,000	9,460,215
6.13%, 12/1/2028 (a)	5,078,000	4,260,594
Cablevision Lightpath LLC:
3.88%, 9/15/2027 (a)	1,396,000	1,252,868
5.63%, 9/15/2028 (a)	3,531,000	2,953,399
Cogent Communications Group, Inc.:
3.50%, 5/1/2026 (a)	2,593,000	2,468,588
7.00%, 6/15/2027 (a)	3,009,000	2,995,550
EquipmentShare.com, Inc. 9.00%, 5/15/2028 (a) (b)	10,561,000	10,878,464
Gen Digital, Inc.:
5.00%, 4/15/2025 (a)	5,767,000	5,734,417
6.75%, 9/30/2027 (a)	8,683,000	8,811,422
Go Daddy Operating Co. LLC/GD Finance Co., Inc.:
3.50%, 3/1/2029 (a)	5,538,000	4,995,442
5.25%, 12/1/2027 (a)	5,466,000	5,343,234
GrubHub Holdings, Inc. 5.50%, 7/1/2027 (a)	1,894,000	1,718,559
ION Trading Technologies SARL 5.75%, 5/15/2028 (a)	1,592,000	1,462,761
Security Description	Principal Amount	Value
Match Group Holdings II LLC:
4.63%, 6/1/2028 (a)	$4,622,000	$4,365,571
5.00%, 12/15/2027 (a)	4,472,000	4,293,746
5.63%, 2/15/2029 (a) (b)	4,277,000	4,156,132
Millennium Escrow Corp. 6.63%, 8/1/2026 (a)	8,175,000	4,841,399
Newfold Digital Holdings Group, Inc.:
6.00%, 2/15/2029 (a) (b)	1,068,000	833,200
11.75%, 10/15/2028 (a)	4,370,000	4,728,646
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 4.75%, 4/30/2027 (a)	1,144,000	1,171,170
Rakuten Group, Inc.:
5 yr. CMT + 4.96%, 6.25%, 4/22/2031 (a) (g)	1,473,000	1,103,144
10.25%, 11/30/2024 (a)	30,000	30,750
11.25%, 2/15/2027 (a)	10,862,000	11,504,487
Uber Technologies, Inc.:
6.25%, 1/15/2028 (a)	9,022,000	9,065,757
7.50%, 9/15/2027 (a)	7,669,000	7,855,433
8.00%, 11/1/2026 (a)	9,093,000	9,197,479
		132,380,951
INVESTMENT COMPANY SECURITY — 0.9%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.38%, 2/1/2029	5,735,000	4,882,091
4.75%, 9/15/2024	14,313,000	14,229,412
5.25%, 5/15/2027	11,550,000	10,701,190
6.25%, 5/15/2026	3,747,000	3,669,550
6.38%, 12/15/2025	3,307,500	3,275,583
9.75%, 1/15/2029 (a)	3,727,000	3,887,559
		40,645,385
IRON/STEEL — 0.8%
Algoma Steel, Inc. 9.13%, 4/15/2029 (a)	1,830,000	1,843,725
ATI, Inc. 5.88%, 12/1/2027 (b)	2,763,000	2,722,798
Baffinland Iron Mines Corp./Baffinland Iron Mines LP 8.75%, 7/15/2026 (a) (b)	4,848,000	4,478,389
Carpenter Technology Corp. 6.38%, 7/15/2028	1,524,000	1,518,209
Cleveland-Cliffs, Inc.:
4.63%, 3/1/2029 (a)	1,004,000	936,963
5.88%, 6/1/2027 (b)	3,456,000	3,453,304
Infrabuild Australia Pty. Ltd. 14.50%, 11/15/2028 (a)	3,500,000	3,629,325
Mineral Resources Ltd.:
8.13%, 5/1/2027 (a) (b)	7,154,000	7,234,196
9.25%, 10/1/2028 (a)	9,370,748	9,864,399
U.S. Steel Corp. 6.88%, 3/1/2029	3,100,000	3,123,188
		38,804,496

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
LEISURE TIME — 3.6%
Carnival Corp.:
4.00%, 8/1/2028 (a)	$20,892,000	$19,460,898
5.75%, 3/1/2027 (a)	21,385,000	21,168,370
7.63%, 3/1/2026 (a) (b)	1,064,200	1,075,459
Carnival Holdings Bermuda Ltd. 10.38%, 5/1/2028 (a)	21,139,000	23,065,186
Life Time, Inc.:
5.75%, 1/15/2026 (a)	10,137,000	10,065,940
8.00%, 4/15/2026 (a) (b)	234,000	236,735
Lindblad Expeditions LLC 6.75%, 2/15/2027 (a)	1,648,000	1,658,102
NCL Corp. Ltd.:
3.63%, 12/15/2024 (a) (b)	7,173,050	7,074,062
5.88%, 3/15/2026 (a)	7,733,000	7,635,951
5.88%, 2/15/2027 (a)	3,762,000	3,711,138
8.13%, 1/15/2029 (a)	8,290,000	8,778,861
8.38%, 2/1/2028 (a)	3,183,000	3,358,415
NCL Finance Ltd. 6.13%, 3/15/2028 (a) (b)	6,158,000	6,083,488
Royal Caribbean Cruises Ltd.:
3.70%, 3/15/2028 (b)	5,467,000	5,083,490
4.25%, 7/1/2026 (a)	1,980,000	1,911,829
5.38%, 7/15/2027 (a)	7,650,000	7,539,687
5.50%, 8/31/2026 (a)	7,846,000	7,770,208
5.50%, 4/1/2028 (a)	10,595,000	10,465,317
8.25%, 1/15/2029 (a)	1,956,000	2,069,859
9.25%, 1/15/2029 (a)	6,799,000	7,294,103
Viking Cruises Ltd. 7.00%, 2/15/2029 (a)	2,605,000	2,615,993
VOC Escrow Ltd. 5.00%, 2/15/2028 (a)	5,574,000	5,367,873
		163,490,964
LODGING — 3.8%
Boyd Gaming Corp. 4.75%, 12/1/2027 (b)	4,092,000	3,959,296
Full House Resorts, Inc. 8.25%, 2/15/2028 (a) (b)	4,187,000	3,999,925
Genting New York LLC/GENNY Capital, Inc. 3.30%, 2/15/2026 (a)	3,142,000	2,938,807
Hilton Domestic Operating Co., Inc.:
5.38%, 5/1/2025 (a)	2,464,000	2,458,752
5.75%, 5/1/2028 (a)	2,841,000	2,835,602
5.88%, 4/1/2029 (a)	1,304,000	1,305,969
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc. 5.00%, 6/1/2029 (a) (b)	2,394,000	2,233,722
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.88%, 4/1/2027	5,876,000	5,766,001
Security Description	Principal Amount	Value
Las Vegas Sands Corp.:
2.90%, 6/25/2025	$4,956,000	$4,768,168
3.20%, 8/8/2024	15,106,000	14,933,036
3.50%, 8/18/2026	500	473
Melco Resorts Finance Ltd.:
4.88%, 6/6/2025	5,470,000	5,337,462
5.25%, 4/26/2026	1,230,000	1,185,191
5.63%, 7/17/2027	4,085,143	3,901,516
5.75%, 7/21/2028 (a)	5,483,000	5,186,096
MGM China Holdings Ltd.:
4.75%, 2/1/2027 (a) (b)	2,282,000	2,173,788
5.25%, 6/18/2025 (a) (b)	4,803,000	4,731,243
5.38%, 5/15/2024 (a) (b)	5,675,000	5,658,940
5.88%, 5/15/2026 (a)	3,226,000	3,189,030
MGM Resorts International:
4.63%, 9/1/2026	1,878,000	1,835,895
4.75%, 10/15/2028 (b)	8,269,000	7,862,579
5.50%, 4/15/2027	7,570,000	7,507,396
5.75%, 6/15/2025	2,610,000	2,607,103
6.75%, 5/1/2025	4,728,000	4,726,487
Station Casinos LLC 4.50%, 2/15/2028 (a)	4,744,000	4,469,133
Studio City Co. Ltd. 7.00%, 2/15/2027 (a)	3,179,000	3,179,222
Studio City Finance Ltd.:
5.00%, 1/15/2029 (a) (b)	7,108,000	6,254,116
6.00%, 7/15/2025 (a)	2,701,000	2,660,377
6.50%, 1/15/2028 (a)	3,422,000	3,260,002
Travel & Leisure Co.:
6.00%, 4/1/2027	5,960,000	5,948,199
6.60%, 10/1/2025	3,207,000	3,228,808
6.63%, 7/31/2026 (a)	7,167,000	7,218,817
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (a)	1,133,000	1,052,580
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.25%, 5/15/2027 (a) (b)	6,371,000	6,234,533
5.50%, 3/1/2025 (a)	4,755,039	4,751,663
Wynn Macau Ltd.:
4.88%, 10/1/2024 (a)	6,168,000	6,112,796
5.50%, 1/15/2026 (a) (b)	6,856,000	6,669,997
5.50%, 10/1/2027 (a) (b)	2,960,000	2,831,122
5.63%, 8/26/2028 (a)	9,020,000	8,538,512
		173,512,354
MACHINERY, CONSTRUCTION & MINING — 0.0% (c)
BWX Technologies, Inc. 4.13%, 6/30/2028 (a)	909,000	849,052
Vertiv Group Corp. 4.13%, 11/15/2028 (a)	786,000	731,302
		1,580,354
MACHINERY-DIVERSIFIED — 0.9%
ATS Corp. 4.13%, 12/15/2028 (a)	2,669,000	2,444,110

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Esab Corp. 6.25%, 4/15/2029 (a)	$3,052,000	$3,068,298
GrafTech Finance, Inc. 4.63%, 12/15/2028 (a) (b)	5,905,000	3,798,391
GrafTech Global Enterprises, Inc. 9.88%, 12/15/2028 (a)	1,901,000	1,414,762
Husky Injection Molding Systems Ltd./Titan Co.-Borrower LLC 9.00%, 2/15/2029 (a)	7,548,000	7,806,444
Maxim Crane Works Holdings Capital LLC 11.50%, 9/1/2028 (a)	1,968,000	2,133,765
Titan Acquisition Ltd./Titan Co.-Borrower LLC 7.75%, 4/15/2026 (a)	4,482,000	4,478,459
TK Elevator Holdco GmbH 7.63%, 7/15/2028 (a)	3,103,000	3,038,240
TK Elevator U.S. Newco, Inc. 5.25%, 7/15/2027 (a)	12,900,500	12,465,237
		40,647,706
MEDIA — 8.5%
Altice Financing SA:
5.00%, 1/15/2028 (a)	1,896,000	1,559,062
5.75%, 8/15/2029 (a)	5,016,000	4,010,643
AMC Networks, Inc.:
4.25%, 2/15/2029 (b)	7,879,000	5,586,053
4.75%, 8/1/2025 (b)	7,025,500	7,018,755
10.25%, 1/15/2029 (a)	1,870,000	1,883,576
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.00%, 2/1/2028 (a)	16,032,000	14,928,838
5.13%, 5/1/2027 (a)	20,601,000	19,623,277
5.38%, 6/1/2029 (a)	5,016,000	4,591,546
5.50%, 5/1/2026 (a)	8,023,000	7,906,346
CSC Holdings LLC:
5.38%, 2/1/2028 (a)	11,053,000	9,507,017
5.50%, 4/15/2027 (a)	7,842,000	7,015,767
6.50%, 2/1/2029 (a)	8,313,000	7,066,050
7.50%, 4/1/2028 (a)	1,545,000	1,039,152
11.25%, 5/15/2028 (a)	13,588,000	13,476,578
11.75%, 1/31/2029 (a)	16,572,000	16,576,474
Cumulus Media New Holdings, Inc. 6.75%, 7/1/2026 (a) (b)	4,167,000	2,446,112
Directv Financing LLC/Directv Financing Co.-Obligor, Inc. 5.88%, 8/15/2027 (a)	22,125,000	20,933,126
DISH DBS Corp.:
5.25%, 12/1/2026 (a) (b)	24,953,000	19,680,182
5.75%, 12/1/2028 (a)	17,216,000	11,837,722
5.88%, 11/15/2024 (b)	12,299,000	11,753,416
7.38%, 7/1/2028	8,136,000	3,876,885
7.75%, 7/1/2026	12,112,000	8,095,540
Security Description	Principal Amount	Value
DISH Network Corp. 11.75%, 11/15/2027 (a)	$19,504,000	$19,923,141
Gannett Holdings LLC 6.00%, 11/1/2026 (a) (b)	4,564,000	4,187,881
GCI LLC 4.75%, 10/15/2028 (a)	3,030,000	2,780,419
Gray Television, Inc.:
4.75%, 10/15/2030 (a) (b)	2,106,000	1,382,715
5.88%, 7/15/2026 (a) (b)	6,394,000	6,228,587
7.00%, 5/15/2027 (a) (b)	4,457,000	4,149,690
iHeartCommunications, Inc.:
4.75%, 1/15/2028 (a) (b)	2,238,000	1,570,024
5.25%, 8/15/2027 (a) (b)	6,498,000	4,660,106
6.38%, 5/1/2026	8,843,283	7,529,348
8.38%, 5/1/2027	5,847,842	3,257,540
LCPR Senior Secured Financing DAC 6.75%, 10/15/2027 (a)	8,387,000	7,861,303
McGraw-Hill Education, Inc. 5.75%, 8/1/2028 (a)	7,080,000	6,658,315
Nexstar Media, Inc.:
4.75%, 11/1/2028 (a) (b)	5,455,000	4,972,778
5.63%, 7/15/2027 (a)	14,440,000	13,863,988
Radiate Holdco LLC/Radiate Finance, Inc.:
4.50%, 9/15/2026 (a) (b)	7,647,000	6,082,271
6.50%, 9/15/2028 (a)	6,591,000	3,126,441
Scripps Escrow II, Inc.:
3.88%, 1/15/2029 (a) (b)	3,926,000	3,128,865
5.38%, 1/15/2031 (a)	1,012,000	621,408
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a) (b)	3,354,000	2,802,401
Sirius XM Radio, Inc.:
3.13%, 9/1/2026 (a)	7,719,000	7,237,103
4.00%, 7/15/2028 (a)	12,837,000	11,745,855
5.00%, 8/1/2027 (a)	12,785,500	12,309,368
TEGNA, Inc.:
4.63%, 3/15/2028	7,645,000	7,029,654
5.00%, 9/15/2029	2,909,000	2,609,344
Telenet Finance Luxembourg Notes SARL 5.50%, 3/1/2028 (a)	7,400,000	6,950,317
Townsquare Media, Inc. 6.88%, 2/1/2026 (a) (b)	3,656,000	3,566,794
Univision Communications, Inc.:
6.63%, 6/1/2027 (a)	14,346,000	14,042,439
8.00%, 8/15/2028 (a)	7,397,000	7,538,283
Urban One, Inc. 7.38%, 2/1/2028 (a)	6,272,000	5,339,981
Videotron Ltd.:
5.13%, 4/15/2027 (a)	3,116,000	3,050,844
5.38%, 6/15/2024 (a)	4,083,000	4,069,363
Ziggo Bond Co. BV 6.00%, 1/15/2027 (a)	327,000	322,340
		391,011,023

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
METAL FABRICATE & HARDWARE — 0.1%
Advanced Drainage Systems, Inc. 5.00%, 9/30/2027 (a) (b)	$5,049,000	$4,897,177
MINING — 0.8%
Alcoa Nederland Holding BV:
4.13%, 3/31/2029 (a) (b)	2,230,000	2,048,991
6.13%, 5/15/2028 (a) (b)	5,334,000	5,341,734
Compass Minerals International, Inc. 6.75%, 12/1/2027 (a)	3,353,000	3,238,462
FMG Resources August 2006 Pty. Ltd. 4.50%, 9/15/2027 (a)	4,284,000	4,110,369
Hecla Mining Co. 7.25%, 2/15/2028	497,000	499,162
Hudbay Minerals, Inc. 4.50%, 4/1/2026	2,445,000	2,362,628
Kaiser Aluminum Corp. 4.63%, 3/1/2028 (a)	6,323,500	5,943,394
New Gold, Inc. 7.50%, 7/15/2027 (a)	2,481,000	2,486,012
Novelis Corp. 3.25%, 11/15/2026 (a)	5,780,000	5,388,752
Perenti Finance Pty. Ltd. 6.50%, 10/7/2025 (a)	4,590,000	4,571,365
		35,990,869
MISCELLANEOUS MANUFACTURER — 0.9%
Amsted Industries, Inc. 5.63%, 7/1/2027 (a)	3,235,000	3,188,319
Calderys Financing LLC 11.25%, 6/1/2028 (a)	1,238,000	1,331,952
Enpro, Inc. 5.75%, 10/15/2026 (b)	3,295,000	3,298,163
FXI Holdings, Inc. 12.25%, 11/15/2026 (a) (b)	7,310,000	7,306,761
Gates Global LLC/Gates Corp. 6.25%, 1/15/2026 (a) (b)	2,375,000	2,368,944
Hillenbrand, Inc.:
5.00%, 9/15/2026	2,506,000	2,461,318
5.75%, 6/15/2025	1,585,000	1,582,940
6.25%, 2/15/2029	4,769,000	4,806,246
LSB Industries, Inc. 6.25%, 10/15/2028 (a)	5,179,000	4,986,600
Trinity Industries, Inc.:
4.55%, 10/1/2024	3,233,000	3,196,887
7.75%, 7/15/2028 (a)	4,897,000	5,028,191
		39,556,321
OFFICE & BUSINESS EQUIPMENT — 0.3%
Pitney Bowes, Inc.:
6.88%, 3/15/2027 (a)	5,025,000	4,592,549
7.25%, 3/15/2029 (a)	1,254,000	1,120,286
Xerox Holdings Corp.:
5.00%, 8/15/2025 (a)	1,242,000	1,224,289
5.50%, 8/15/2028 (a) (b)	6,465,000	5,885,865
Security Description	Principal Amount	Value
8.88%, 11/30/2029 (a)	$1,454,000	$1,480,986
		14,303,975
OFFICE FURNISHINGS — 0.1%
Steelcase, Inc. 5.13%, 1/18/2029	2,508,000	2,370,637
OIL & GAS — 5.5%
Aethon United BR LP/Aethon United Finance Corp. 8.25%, 2/15/2026 (a)	6,555,000	6,634,184
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 7.00%, 11/1/2026 (a)	8,893,000	8,915,055
Baytex Energy Corp. 8.75%, 4/1/2027 (a)	3,296,000	3,440,200
Berry Petroleum Co. LLC 7.00%, 2/15/2026 (a)	2,518,000	2,484,611
California Resources Corp. 7.13%, 2/1/2026 (a) (b)	6,566,000	6,601,062
Callon Petroleum Co. 8.00%, 8/1/2028 (a)	9,198,000	9,614,026
Calumet Specialty Products Partners LP/Calumet Finance Corp.:
9.75%, 7/15/2028 (a)	474,000	469,739
11.00%, 4/15/2025 (a)	1,660,000	1,658,041
Chord Energy Corp. 6.38%, 6/1/2026 (a)	4,426,000	4,441,314
Civitas Resources, Inc.:
5.00%, 10/15/2026 (a)	5,332,000	5,213,843
8.38%, 7/1/2028 (a)	2,080,000	2,188,035
CNX Resources Corp. 6.00%, 1/15/2029 (a)	5,061,000	4,959,982
Comstock Resources, Inc. 6.75%, 3/1/2029 (a)	8,026,000	7,653,754
Crescent Energy Finance LLC:
7.25%, 5/1/2026 (a)	4,843,000	4,937,778
9.25%, 2/15/2028 (a)	4,453,000	4,703,615
CrownRock LP/CrownRock Finance, Inc. 5.63%, 10/15/2025 (a)	10,408,000	10,377,505
CVR Energy, Inc.:
5.75%, 2/15/2028 (a)	2,712,000	2,549,172
8.50%, 1/15/2029 (a)	6,266,000	6,345,892
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	3,012,000	3,044,228
Endeavor Energy Resources LP/EER Finance, Inc. 5.75%, 1/30/2028 (a)	7,149,000	7,203,976
Gulfport Energy Corp. 8.00%, 5/17/2026	3,342,218	3,392,853
Harbour Energy PLC 5.50%, 10/15/2026 (a)	3,188,000	3,111,392

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
HF Sinclair Corp. 5.00%, 2/1/2028 (a)	$2,305,000	$2,240,414
Hilcorp Energy I LP/Hilcorp Finance Co. 6.25%, 11/1/2028 (a)	2,368,000	2,366,058
Ithaca Energy North Sea PLC 9.00%, 7/15/2026 (a)	3,736,000	3,771,754
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp. 6.00%, 8/1/2026 (a)	2,811,000	2,765,096
Matador Resources Co.:
5.88%, 9/15/2026	1,319,000	1,319,963
6.88%, 4/15/2028 (a)	2,352,000	2,407,860
MEG Energy Corp.:
5.88%, 2/1/2029 (a)	1,465,000	1,440,828
7.13%, 2/1/2027 (a)	412,000	418,332
Moss Creek Resources Holdings, Inc.:
7.50%, 1/15/2026 (a)	4,633,000	4,627,579
10.50%, 5/15/2027 (a)	1,884,000	1,939,503
Murphy Oil Corp.:
5.88%, 12/1/2027 (b)	5,907,000	5,858,917
6.38%, 7/15/2028	4,443,000	4,475,789
Nabors Industries Ltd.:
7.25%, 1/15/2026 (a)	3,379,000	3,354,570
7.50%, 1/15/2028 (a) (b)	3,084,000	2,891,404
Nabors Industries, Inc. 7.38%, 5/15/2027 (a)	4,317,000	4,309,143
Neptune Energy Bondco PLC 6.63%, 5/15/2025 (a)	6,238,000	6,238,000
Northern Oil & Gas, Inc. 8.13%, 3/1/2028 (a)	2,416,000	2,453,231
Parkland Corp. 5.88%, 7/15/2027 (a)	2,819,000	2,794,587
Patterson-UTI Energy, Inc. 3.95%, 2/1/2028 (b)	2,045,000	1,932,648
PBF Holding Co. LLC/PBF Finance Corp. 6.00%, 2/15/2028 (b)	3,100,000	3,047,486
Permian Resources Operating LLC:
6.88%, 4/1/2027 (a)	3,311,000	3,311,000
8.00%, 4/15/2027 (a)	4,705,000	4,848,079
Petrofac Ltd. 9.75%, 11/15/2026 (a)	300,000	121,689
Precision Drilling Corp. 6.88%, 1/15/2029 (a)	2,587,000	2,580,558
Puma International Financing SA 5.00%, 1/24/2026 (a)	6,450,000	6,255,210
Range Resources Corp. 4.88%, 5/15/2025	3,082,000	3,058,978
Sitio Royalties Operating Partnership LP/Sitio Finance Corp. 7.88%, 11/1/2028 (a)	1,426,000	1,473,628
Security Description	Principal Amount	Value
SM Energy Co.:
6.50%, 7/15/2028	$3,361,000	$3,375,721
6.75%, 9/15/2026	8,098,000	8,111,929
Southwestern Energy Co. 5.38%, 2/1/2029	6,856,000	6,663,072
Sunoco LP/Sunoco Finance Corp.:
5.88%, 3/15/2028	7,822,000	7,763,257
6.00%, 4/15/2027	4,315,000	4,296,100
7.00%, 9/15/2028 (a)	3,891,000	3,976,291
Talos Production, Inc. 9.00%, 2/1/2029 (a)	4,641,000	4,932,223
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (a)	94,116	94,282
Transocean Titan Financing Ltd. 8.38%, 2/1/2028 (a)	624,000	649,409
Transocean, Inc.:
7.25%, 11/1/2025 (a)	1,872,000	1,862,771
7.50%, 1/15/2026 (a)	4,748,000	4,715,191
8.00%, 2/1/2027 (a)	5,567,000	5,527,808
11.50%, 1/30/2027 (a)	5,953,000	6,205,764
Viper Energy, Inc. 5.38%, 11/1/2027 (a)	2,406,000	2,356,124
Vital Energy, Inc. 10.13%, 1/15/2028 (b)	4,000	4,202
		252,776,705
OIL & GAS SERVICES — 0.7%
Archrock Partners LP/Archrock Partners Finance Corp.:
6.25%, 4/1/2028 (a)	2,002,000	1,976,434
6.88%, 4/1/2027 (a)	2,556,000	2,563,157
CSI Compressco LP/CSI Compressco Finance, Inc. 7.50%, 4/1/2025 (a) (b)	1,031,000	1,031,000
Enerflex Ltd. 9.00%, 10/15/2027 (a)	6,028,000	6,191,962
KCA Deutag U.K. Finance PLC 9.88%, 12/1/2025 (a)	3,887,000	3,917,474
Kodiak Gas Services LLC 7.25%, 2/15/2029 (a)	2,447,000	2,494,472
Solaris Midstream Holdings LLC 7.63%, 4/1/2026 (a)	1,149,000	1,161,628
USA Compression Partners LP/USA Compression Finance Corp.:
6.88%, 4/1/2026	1,606,000	1,606,000
6.88%, 9/1/2027	3,448,000	3,452,586
7.13%, 3/15/2029 (a)	6,650,000	6,725,344
		31,120,057
PACKAGING & CONTAINERS — 3.2%
ARD Finance SA 6.50%, 6/30/2027 (a)	1,383,784	466,723

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.25%, 9/1/2028 (a)	$6,387,000	$5,517,793
6.00%, 6/15/2027 (a)	6,229,000	6,062,000
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.13%, 8/15/2026 (a) (b)	10,717,000	9,721,712
5.25%, 4/30/2025 (a) (b)	5,875,000	5,670,961
5.25%, 8/15/2027 (a) (b)	11,057,000	6,925,620
Cascades, Inc./Cascades USA, Inc. 5.38%, 1/15/2028 (a)	2,738,000	2,631,711
Crown Americas LLC/Crown Americas Capital Corp. V 4.25%, 9/30/2026	1,770,000	1,715,254
Crown Americas LLC/Crown Americas Capital Corp. VI 4.75%, 2/1/2026	3,913,000	3,849,335
Crown Cork & Seal Co., Inc. 7.38%, 12/15/2026	6,782,000	7,105,434
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	3,381,000	3,067,074
Graphic Packaging International LLC:
3.50%, 3/15/2028 (a)	3,746,000	3,459,543
4.13%, 8/15/2024	1,618,000	1,604,263
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co.-Issuer LLC 6.00%, 9/15/2028 (a)	5,141,000	4,901,738
LABL, Inc.:
5.88%, 11/1/2028 (a)	12,802,000	11,797,043
6.75%, 7/15/2026 (a)	1,729,000	1,706,851
10.50%, 7/15/2027 (a) (b)	2,096,000	2,079,085
Mauser Packaging Solutions Holding Co.:
7.25%, 4/15/2025 (a)	447	435
7.88%, 8/15/2026 (a) (b)	19,134,000	19,497,929
9.25%, 4/15/2027 (a)	6,407,000	6,355,360
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a) (b)	1,455,000	1,455,597
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc. 4.38%, 10/15/2028 (a)	150,000	140,035
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC 4.00%, 10/15/2027 (a) (b)	5,119,000	4,782,016
Sealed Air Corp.:
1.57%, 10/15/2026 (a)	1,257,000	1,135,813
4.00%, 12/1/2027 (a)	1,868,000	1,751,978
Security Description	Principal Amount	Value
5.50%, 9/15/2025 (a)	$387,000	$385,676
Sealed Air Corp./Sealed Air Corp. U.S. 6.13%, 2/1/2028 (a)	13,422,000	13,460,790
Silgan Holdings, Inc. 4.13%, 2/1/2028	7,882,000	7,459,919
Trident TPI Holdings, Inc. 12.75%, 12/31/2028 (a)	2,316,000	2,472,029
Trivium Packaging Finance BV:
5.50%, 8/15/2026 (a)	3,762,000	3,703,238
8.50%, 8/15/2027 (a) (b)	4,534,000	4,479,411
		145,362,366
PHARMACEUTICALS — 2.4%
AdaptHealth LLC 6.13%, 8/1/2028 (a)	1,109,000	1,041,307
Bausch Health Americas, Inc. 9.25%, 4/1/2026 (a)	2,890,000	2,713,219
Bausch Health Cos., Inc.:
4.88%, 6/1/2028 (a)	18,391,000	10,021,440
5.00%, 1/30/2028 (a)	3,320,000	1,491,311
5.50%, 11/1/2025 (a) (b)	17,211,000	16,240,300
5.75%, 8/15/2027 (a)	8,142,000	4,686,698
6.13%, 2/1/2027 (a)	11,910,500	7,429,651
11.00%, 9/30/2028 (a) (b)	7,985,000	5,329,508
Cheplapharm Arzneimittel GmbH 5.50%, 1/15/2028 (a)	3,278,000	3,142,717
Elanco Animal Health, Inc. 6.65%, 8/28/2028	4,218,000	4,290,634
Grifols SA 4.75%, 10/15/2028 (a) (b)	6,410,000	5,304,467
Herbalife Nutrition Ltd./HLF Financing, Inc. 7.88%, 9/1/2025 (a) (b)	6,153,000	6,152,569
Jazz Securities DAC 4.38%, 1/15/2029 (a)	7,332,000	6,829,538
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 14.75%, 11/14/2028 (a)	4,206,000	4,611,879
Organon & Co./Organon Foreign Debt Co.-Issuer BV 4.13%, 4/30/2028 (a)	11,927,000	11,110,955
P&L Development LLC/PLD Finance Corp. 7.75%, 11/15/2025 (a) (b)	3,363,000	2,805,583
Perrigo Finance Unlimited Co.:
3.90%, 12/15/2024	6,271,000	6,162,386
4.38%, 3/15/2026	8,150,000	7,933,617
Prestige Brands, Inc. 5.13%, 1/15/2028 (a)	949,000	923,728
		108,221,507

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
PIPELINES — 4.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.75%, 3/1/2027 (a)	$5,557,500	$5,483,030
5.75%, 1/15/2028 (a) (b)	2,748,000	2,704,609
7.88%, 5/15/2026 (a)	2,322,000	2,368,022
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.63%, 12/15/2025 (a)	992,000	1,000,055
Buckeye Partners LP:
4.13%, 3/1/2025 (a)	6,080,000	5,937,302
4.50%, 3/1/2028 (a)	4,849,000	4,606,889
Delek Logistics Partners LP/Delek Logistics Finance Corp.:
7.13%, 6/1/2028 (a)	2,425,000	2,368,958
8.63%, 3/15/2029 (a)	5,443,000	5,558,827
EnLink Midstream Partners LP:
4.15%, 6/1/2025 (b)	5,695,000	5,564,698
4.40%, 4/1/2024	50,465	50,465
4.85%, 7/15/2026	5,485,500	5,377,381
EQM Midstream Partners LP:
4.13%, 12/1/2026	2,509,000	2,416,719
4.50%, 1/15/2029 (a)	412,000	386,485
5.50%, 7/15/2028	3,799,000	3,746,726
6.00%, 7/1/2025 (a)	4,924,000	4,927,053
6.38%, 4/1/2029 (a)	1,205,000	1,213,471
6.50%, 7/1/2027 (a)	8,581,000	8,663,807
7.50%, 6/1/2027 (a)	6,123,001	6,277,423
FTAI Infra Escrow Holdings LLC 10.50%, 6/1/2027 (a)	3,907,000	4,062,772
Genesis Energy LP/Genesis Energy Finance Corp.:
7.75%, 2/1/2028	5,331,000	5,358,135
8.00%, 1/15/2027	5,567,000	5,623,505
8.25%, 1/15/2029	4,256,000	4,370,529
Global Partners LP/GLP Finance Corp.:
6.88%, 1/15/2029	2,743,000	2,725,637
7.00%, 8/1/2027 (b)	1,115,000	1,117,643
Harvest Midstream I LP 7.50%, 9/1/2028 (a)	6,926,000	7,010,012
Hess Midstream Operations LP:
5.13%, 6/15/2028 (a)	7,798,000	7,542,771
5.63%, 2/15/2026 (a)	5,515,000	5,469,446
Howard Midstream Energy Partners LLC:
6.75%, 1/15/2027 (a)	105,000	104,727
8.88%, 7/15/2028 (a)	3,088,000	3,263,923
Kinetik Holdings LP 6.63%, 12/15/2028 (a)	5,678,000	5,775,094
Security Description	Principal Amount	Value
New Fortress Energy, Inc.:
6.50%, 9/30/2026 (a) (b)	$6,745,000	$6,496,109
6.75%, 9/15/2025 (a)	10,725,000	10,651,748
8.75%, 3/15/2029 (a) (b)	5,322,000	5,303,213
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.13%, 2/15/2029 (a)	6,742,000	6,905,628
Northriver Midstream Finance LP 5.63%, 2/15/2026 (a)	989,000	979,110
NuStar Logistics LP:
5.63%, 4/28/2027	1,672,000	1,655,731
5.75%, 10/1/2025	4,555,000	4,535,915
6.00%, 6/1/2026	3,188,000	3,178,213
Prairie Acquiror LP 9.00%, 8/1/2029 (a)	1,631,000	1,683,062
Rockies Express Pipeline LLC 3.60%, 5/15/2025 (a)	1,678,000	1,637,879
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 9.00%, 10/15/2026 (a) (f)	6,093,000	6,163,557
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.:
5.50%, 1/15/2028 (a)	7,286,000	7,024,360
6.00%, 3/1/2027 (a) (b)	1,583,000	1,558,274
7.38%, 2/15/2029 (a)	4,007,000	4,029,880
Venture Global LNG, Inc.:
8.13%, 6/1/2028 (a)	20,222,000	20,631,293
9.50%, 2/1/2029 (a)	11,217,000	12,092,263
		215,602,349
REAL ESTATE — 0.7%
Cushman & Wakefield U.S. Borrower LLC 6.75%, 5/15/2028 (a) (b)	5,139,000	5,074,968
Five Point Operating Co. LP/Five Point Capital Corp. 10.50%, 1/15/2028 (a)	4,200,416	4,328,781
Howard Hughes Corp.:
4.13%, 2/1/2029 (a)	4,929,000	4,431,122
5.38%, 8/1/2028 (a)	3,715,000	3,567,440
Kennedy-Wilson, Inc. 4.75%, 3/1/2029	6,005,000	4,947,640
Newmark Group, Inc. 7.50%, 1/12/2029 (a)	5,663,000	5,822,753
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.75%, 1/15/2029 (a) (b)	2,302,000	1,630,967
		29,803,671
REAL ESTATE INVESTMENT TRUSTS — 4.7%
Blackstone Mortgage Trust, Inc. 3.75%, 1/15/2027 (a)	1,778,000	1,585,709

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Brandywine Operating Partnership LP:
3.95%, 11/15/2027	$2,313,000	$2,072,541
4.10%, 10/1/2024	2,045,000	2,023,098
8.05%, 3/15/2028 (b)	2,343,000	2,376,177
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC:
4.50%, 4/1/2027 (a)	6,907,000	6,303,466
5.75%, 5/15/2026 (a)	6,255,000	6,154,044
CTR Partnership LP/CareTrust Capital Corp. 3.88%, 6/30/2028 (a)	1,593,000	1,478,543
Diversified Healthcare Trust:
4.75%, 2/15/2028	6,165,000	4,975,217
9.75%, 6/15/2025	3,095,000	3,096,083
EPR Properties 4.50%, 6/1/2027	615,000	586,107
Global Net Lease, Inc./Global Net Lease Operating Partnership LP 3.75%, 12/15/2027 (a)	5,085,000	4,360,540
HAT Holdings I LLC/HAT Holdings II LLC:
3.38%, 6/15/2026 (a) (b)	5,411,000	5,094,132
6.00%, 4/15/2025 (a) (b)	958,000	953,430
8.00%, 6/15/2027 (a)	5,113,000	5,337,052
Hudson Pacific Properties LP:
3.95%, 11/1/2027	6,064,000	5,386,045
5.95%, 2/15/2028	1,897,000	1,753,928
Iron Mountain, Inc.:
4.88%, 9/15/2027 (a)	6,038,000	5,830,836
5.00%, 7/15/2028 (a)	9,634,000	9,208,563
5.25%, 3/15/2028 (a)	9,695,000	9,381,948
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.25%, 2/1/2027 (a) (b)	3,655,000	3,417,096
MPT Operating Partnership LP/MPT Finance Corp.:
5.00%, 10/15/2027 (b)	7,792,000	6,577,461
5.25%, 8/1/2026 (b)	5,427,000	4,965,976
Necessity Retail REIT, Inc./American Finance Operating Partner LP 4.50%, 9/30/2028 (a) (b)	1,637,000	1,401,436
Office Properties Income Trust:
2.40%, 2/1/2027	4,215,000	2,076,140
4.50%, 2/1/2025	6,553,000	5,424,311
9.00%, 3/31/2029 (a)	2,150,000	1,982,063
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer:
5.88%, 10/1/2028 (a)	1,589,000	1,561,463
Security Description	Principal Amount	Value
7.50%, 6/1/2025 (a)	$3,413,500	$3,422,273
RHP Hotel Properties LP/RHP Finance Corp.:
4.50%, 2/15/2029 (a)	1,085,000	1,012,923
4.75%, 10/15/2027	3,358,000	3,234,023
7.25%, 7/15/2028 (a) (b)	2,936,000	3,026,341
Rithm Capital Corp.:
6.25%, 10/15/2025 (a)	3,011,000	2,988,478
8.00%, 4/1/2029 (a)	7,901,000	7,667,999
RLJ Lodging Trust LP 3.75%, 7/1/2026 (a)	1,154,000	1,099,173
SBA Communications Corp.:
3.13%, 2/1/2029	12,851,000	11,389,584
3.88%, 2/15/2027	10,401,000	9,907,889
Service Properties Trust:
3.95%, 1/15/2028	3,479,000	2,976,041
4.50%, 3/15/2025 (b)	2,056,000	2,006,882
4.75%, 10/1/2026	5,632,000	5,229,030
4.95%, 2/15/2027	3,234,000	2,992,453
5.25%, 2/15/2026	858,000	830,501
5.50%, 12/15/2027	2,394,000	2,284,594
7.50%, 9/15/2025	4,052,000	4,103,866
Starwood Property Trust, Inc.:
3.63%, 7/15/2026 (a) (b)	5,372,100	5,037,311
3.75%, 12/31/2024 (a)	3,468,000	3,404,050
4.38%, 1/15/2027 (a)	2,985,000	2,807,930
4.75%, 3/15/2025	459,000	451,032
7.25%, 4/1/2029 (a)	1,766,000	1,779,863
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC:
4.75%, 4/15/2028 (a)	2,959,500	2,582,608
6.50%, 2/15/2029 (a)	6,847,000	5,313,272
10.50%, 2/15/2028 (a)	18,034,000	18,707,570
Vornado Realty LP:
2.15%, 6/1/2026	3,246,000	2,946,135
3.50%, 1/15/2025 (b)	3,063,000	2,998,769
XHR LP 6.38%, 8/15/2025 (a)	410,000	410,230
		215,974,225
RETAIL — 4.5%
1011778 BC ULC/New Red Finance, Inc.:
3.50%, 2/15/2029 (a) (b)	409,000	373,527
3.88%, 1/15/2028 (a)	8,524,000	8,011,452
4.38%, 1/15/2028 (a)	7,352,000	6,949,846
5.75%, 4/15/2025 (a)	2,041,000	2,036,061
99 Escrow Issuer, Inc. 7.50%, 1/15/2026 (a)	146,000	49,701
Academy Ltd. 6.00%, 11/15/2027 (a) (b)	5,744,000	5,659,046
Advance Auto Parts, Inc. 1.75%, 10/1/2027	64,000	55,910
Asbury Automotive Group, Inc. 4.50%, 3/1/2028	5,901,000	5,609,373

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Bath & Body Works, Inc. 5.25%, 2/1/2028	$1,109,000	$1,085,223
Brinker International, Inc. 5.00%, 10/1/2024 (a) (b)	4,847,000	4,815,979
CEC Entertainment LLC 6.75%, 5/1/2026 (a)	6,412,000	6,356,600
Dave & Buster's, Inc. 7.63%, 11/1/2025 (a)	5,096,000	5,135,953
eG Global Finance PLC 12.00%, 11/30/2028 (a)	6,074,000	6,460,124
Evergreen Acqco 1 LP/TVI, Inc. 9.75%, 4/26/2028 (a)	3,270,000	3,516,885
Ferrellgas LP/Ferrellgas Finance Corp.:
5.38%, 4/1/2026 (a)	4,622,000	4,521,795
5.88%, 4/1/2029 (a) (b)	1,387,000	1,322,310
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. 4.63%, 1/15/2029 (a)	5,369,000	4,928,205
FirstCash, Inc. 4.63%, 9/1/2028 (a)	908,000	854,773
Foundation Building Materials, Inc. 6.00%, 3/1/2029 (a)	1,004,000	923,941
Global Auto Holdings Ltd./AAG FH U.K. Ltd. 8.38%, 1/15/2029 (a)	8,612,000	8,419,436
GPS Hospitality Holding Co. LLC/GPS Finco, Inc. 7.00%, 8/15/2028 (a) (b)	787,000	641,051
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	5,991,000	5,521,485
Guitar Center, Inc. 8.50%, 1/15/2026 (a) (b)	4,199,000	3,705,995
IRB Holding Corp. 7.00%, 6/15/2025 (a)	7,304,000	7,313,349
Ken Garff Automotive LLC 4.88%, 9/15/2028 (a)	1,689,000	1,562,832
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 4.75%, 6/1/2027 (a)	7,410,000	7,203,261
Kohl's Corp. 4.25%, 7/17/2025 (b)	2,721,000	2,661,601
LBM Acquisition LLC 6.25%, 1/15/2029 (a) (b)	3,233,000	3,031,810
LCM Investments Holdings II LLC 4.88%, 5/1/2029 (a)	762,000	700,248
Lithia Motors, Inc. 4.63%, 12/15/2027 (a)	5,211,000	5,001,987
LSF9 Atlantis Holdings LLC/Victra Finance Corp. 7.75%, 2/15/2026 (a)	5,974,000	5,929,792
Security Description	Principal Amount	Value
Michaels Cos., Inc. 5.25%, 5/1/2028 (a) (b)	$4,856,000	$4,124,686
NMG Holding Co., Inc./Neiman Marcus Group LLC 7.13%, 4/1/2026 (a)	7,245,000	7,102,201
Nordstrom, Inc. 4.00%, 3/15/2027	3,652,000	3,481,598
Penske Automotive Group, Inc. 3.50%, 9/1/2025 (b)	5,016,000	4,883,227
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/2028 (a)	8,688,000	8,113,028
7.75%, 2/15/2029 (a)	584,000	568,699
QVC, Inc.:
4.38%, 9/1/2028	2,578,000	2,065,494
4.45%, 2/15/2025	6,442,000	6,239,915
4.75%, 2/15/2027 (b)	4,443,000	3,951,871
Sizzling Platter LLC/Sizzling Platter Finance Corp. 8.50%, 11/28/2025 (a)	224,000	225,888
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.38%, 9/30/2026 (a)	4,117,000	4,085,505
SRS Distribution, Inc. 4.63%, 7/1/2028 (a)	3,743,000	3,773,805
Staples, Inc.:
7.50%, 4/15/2026 (a)	14,849,000	14,491,139
10.75%, 4/15/2027 (a) (b)	4,580,000	4,356,679
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.88%, 3/1/2027	2,176,000	2,146,102
Superior Plus LP/Superior General Partner, Inc. 4.50%, 3/15/2029 (a)	3,310,000	3,059,069
Victoria's Secret & Co. 4.63%, 7/15/2029 (a) (b)	3,635,000	2,983,099
Walgreens Boots Alliance, Inc. 3.45%, 6/1/2026	10,190,000	9,721,973
White Cap Buyer LLC 6.88%, 10/15/2028 (a)	2,065,000	2,026,013
		207,759,542
SEMICONDUCTORS — 0.0% (c)
ams-OSRAM AG 12.25%, 3/30/2029 (a) (b)	785,000	788,666
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	969,000	890,375
		1,679,041
SOFTWARE — 1.8%
ACI Worldwide, Inc. 5.75%, 8/15/2026 (a)	1,675,000	1,651,098
Alteryx, Inc. 8.75%, 3/15/2028 (a)	3,583,000	3,685,510
Black Knight InfoServ LLC 3.63%, 9/1/2028 (a)	4,369,000	4,130,890

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Boxer Parent Co., Inc. 7.13%, 10/2/2025 (a)	$5,500,000	$5,502,200
Camelot Finance SA 4.50%, 11/1/2026 (a)	4,769,000	4,588,350
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (a)	3,481,000	3,220,865
Consensus Cloud Solutions, Inc. 6.50%, 10/15/2028 (a) (b)	5,629,000	5,002,943
Fair Isaac Corp.:
4.00%, 6/15/2028 (a)	2,282,000	2,132,597
5.25%, 5/15/2026 (a) (b)	2,634,500	2,603,913
MicroStrategy, Inc. 6.13%, 6/15/2028 (a)	698,500	674,737
Open Text Corp. 3.88%, 2/15/2028 (a)	3,699,000	3,425,163
Playtika Holding Corp. 4.25%, 3/15/2029 (a)	2,508,000	2,170,900
PTC, Inc.:
3.63%, 2/15/2025 (a)	5,250,000	5,136,967
4.00%, 2/15/2028 (a)	4,756,000	4,445,623
Rackspace Technology Global, Inc. 3.50%, 2/15/2028 (a)	9,325,000	2,795,449
Rocket Software, Inc. 6.50%, 2/15/2029 (a)	4,189,000	3,582,223
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	14,720,000	14,382,765
Twilio, Inc. 3.63%, 3/15/2029	114,000	102,551
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.50%, 9/1/2025 (a)	12,446,000	11,408,750
West Technology Group LLC 8.50%, 4/10/2027 (a)	1,206,000	1,026,957
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.88%, 2/1/2029 (a)	502,000	451,484
		82,121,935
TELECOMMUNICATIONS — 4.0%
Altice France Holding SA:
6.00%, 2/15/2028 (a)	8,822,000	2,416,787
10.50%, 5/15/2027 (a)	6,122,000	2,260,671
Altice France SA:
5.13%, 1/15/2029 (a)	4,634,000	3,185,875
5.50%, 1/15/2028 (a)	6,988,000	4,983,772
8.13%, 2/1/2027 (a)	15,650,000	12,213,573
Avanti Communications Group PLC 9.00%, 10/1/2022 (a) (h)	1,739,886	—
CommScope Technologies LLC:
5.00%, 3/15/2027 (a)	9,288,000	3,544,672
6.00%, 6/15/2025 (a) (b)	7,274,500	6,293,388
Security Description	Principal Amount	Value
CommScope, Inc.:
6.00%, 3/1/2026 (a) (b)	$11,698,000	$10,689,281
7.13%, 7/1/2028 (a)	5,570,000	2,210,956
8.25%, 3/1/2027 (a)	810,850	379,089
Connect Finco SARL/Connect U.S. Finco LLC 6.75%, 10/1/2026 (a)	15,732,500	15,442,393
Consolidated Communications, Inc.:
5.00%, 10/1/2028 (a)	4,082,000	3,402,633
6.50%, 10/1/2028 (a)	4,628,000	4,061,625
Frontier Communications Holdings LLC:
5.00%, 5/1/2028 (a) (b)	6,446,000	5,983,951
5.88%, 10/15/2027 (a)	9,268,000	8,970,682
GoTo Group, Inc. 5.50%, 5/1/2028 (a)	6,053,659	4,703,369
Hughes Satellite Systems Corp.:
5.25%, 8/1/2026 (b)	8,480,000	7,079,104
6.63%, 8/1/2026	3,803,500	2,241,479
Iliad Holding SASU:
6.50%, 10/15/2026 (a)	7,621,000	7,542,961
7.00%, 10/15/2028 (a)	6,226,000	6,163,802
Level 3 Financing, Inc.:
3.40%, 3/1/2027 (a)	5,873,000	4,534,308
3.63%, 1/15/2029 (a)	255,000	115,186
4.25%, 7/1/2028 (a)	7,652,000	3,600,725
4.63%, 9/15/2027 (a)	5,062,000	3,357,523
Lumen Technologies, Inc. 4.00%, 2/15/2027 (a)	10,914,750	6,739,421
RCN Corp. Zero Coupon, 4/15/2023 (h)	154,000	—
Telecom Italia SpA 5.30%, 5/30/2024 (a)	10,428,000	10,386,288
Telesat Canada/Telesat LLC:
4.88%, 6/1/2027 (a)	2,842,000	1,594,845
5.63%, 12/6/2026 (a)	5,281,000	3,150,645
Viasat, Inc.:
5.63%, 9/15/2025 (a)	3,173,000	3,092,184
5.63%, 4/15/2027 (a) (b)	5,671,000	5,366,978
6.50%, 7/15/2028 (a) (b)	4,238,000	3,271,990
Windstream Escrow LLC/Windstream Escrow Finance Corp. 7.75%, 8/15/2028 (a) (b)	9,766,000	9,049,469
Zayo Group Holdings, Inc. 4.00%, 3/1/2027 (a) (b)	18,010,000	14,813,945
		182,843,570
TRANSPORTATION — 0.1%
RXO, Inc. 7.50%, 11/15/2027 (a)	965,000	990,746
Watco Cos. LLC/Watco Finance Corp. 6.50%, 6/15/2027 (a)	4,480,000	4,426,419

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
XPO, Inc. 6.25%, 6/1/2028 (a)	$16,000	$16,157
		5,433,322
TRUCKING & LEASING — 0.4%
Fortress Transportation & Infrastructure Investors LLC:
5.50%, 5/1/2028 (a)	8,740,000	8,470,896
6.50%, 10/1/2025 (a)	3,589,000	3,582,360
9.75%, 8/1/2027 (a)	1,002,000	1,038,242
NAC Aviation 29 DAC 4.75%, 6/30/2026	5,187,123	4,876,259
		17,967,757
TOTAL CORPORATE BONDS & NOTES (Cost $4,504,546,636)		4,490,358,926
	Shares
COMMON STOCKS — 0.0% (c)
AEROSPACE & DEFENSE — 0.0% (c)
Erickson, Inc. (e)	3,081	955
CONSTRUCTION & ENGINEERING — 0.0%
Abengoa SA Class A (e) (h)	1,017,249	—
Abengoa SA Class B (e) (h)	10,518,618	—
		—
HOUSEHOLD PRODUCTS — 0.0% (c)
Cenveo Enterprises, Inc. (e) (h)	9,870	59,220
MEDIA — 0.0% (c)
Clear Channel Outdoor Holdings, Inc. (b) (e)	70,012	115,520
iHeartMedia, Inc. Class A (e)	29,774	62,228
		177,748
TRANSPORTATION INFRASTRUCTURE — 0.0% (c)
Erickson, Inc. (e)	4,342	1,346
TOTAL COMMON STOCKS (Cost $12,530,353)		239,269
WARRANTS — 0.0%
ADVERTISING SERVICES — 0.0%
Affinion Group Holdings, Inc. (expiring 05/17/26) (b) (e) (h) (Cost $0)	11,802	—
SHORT-TERM INVESTMENTS — 7.3%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (i) (j)	31,437,993	31,447,424
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (k) (l)	304,906,236	$304,906,236
TOTAL SHORT-TERM INVESTMENTS (Cost $336,353,930)		336,353,660
TOTAL INVESTMENTS — 105.3% (Cost $4,853,430,919)		4,826,951,855
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.3)%		(243,639,599)
NET ASSETS — 100.0%		$4,583,312,256
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 78.1% of net assets as of March 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at March 31, 2024.
(c)	Amount is less than 0.05% of net assets.
(d)	Security is currently in default and/or issuer is in bankruptcy.
(e)	Non-income producing security.
(f)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2024. Maturity date shown is the final maturity.
(g)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(h)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2024, total aggregate fair value of the securities is $59,220, representing less than 0.05% of the Fund's net assets.
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(j)	The rate shown is the annualized seven-day yield at March 31, 2024.
(k)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(l)	Investment of cash collateral for securities loaned.
CMT	Constant Maturity Treasury
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$4,490,358,926	$0(a)	$4,490,358,926
Common Stocks	179,094	955	59,220	239,269
Warrants	—	—	0(a)	0
Short-Term Investments	336,353,660	—	—	336,353,660
TOTAL INVESTMENTS	$336,532,754	$4,490,359,881	$59,220	$4,826,951,855
(a)	The Fund held Level 3 securities that were valued at $0 at March 31, 2024.

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	8,163,244	$8,164,877	$750,011,316	$726,732,114	$3,615	$(270)	31,437,993	$31,447,424	$1,831,050
State Street Navigator Securities Lending Portfolio II	315,768,078	315,768,078	925,105,111	935,966,953	—	—	304,906,236	304,906,236	1,999,812
Total		$323,932,955	$1,675,116,427	$1,662,699,067	$3,615	$(270)		$336,353,660	$3,830,862
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 99.0%
AUSTRALIA — 4.6%
Australia Government Bonds:
Series 161, 0.25%, 11/21/2025	AUD	2,725,000	$1,679,937
Series 164, 0.50%, 9/21/2026	AUD	2,930,000	1,772,097
Series 139, 3.25%, 4/21/2025	AUD	3,075,000	1,991,468
Series 142, 4.25%, 4/21/2026	AUD	3,675,000	2,425,212
			7,868,714
AUSTRIA — 2.7%
Republic of Austria Government Bonds:
0.75%, 10/20/2026 (a)	EUR	850,000	872,181
1.20%, 10/20/2025 (a)	EUR	1,325,000	1,390,102
2.00%, 7/15/2026 (a)	EUR	125,000	132,458
4.85%, 3/15/2026 (a)	EUR	2,025,000	2,265,338
			4,660,079
BELGIUM — 2.7%
Kingdom of Belgium Government Bonds:
Series 74, 0.80%, 6/22/2025 (a)	EUR	1,175,000	1,231,691
Series 77, 1.00%, 6/22/2026 (a)	EUR	1,500,000	1,556,431
Series 64, 4.50%, 3/28/2026 (a)	EUR	1,670,000	1,858,361
			4,646,483
CANADA — 4.5%
Canada Government Bonds:
0.25%, 3/1/2026	CAD	2,300,000	1,581,302
0.50%, 9/1/2025	CAD	1,653,000	1,158,596
1.00%, 9/1/2026	CAD	1,100,000	758,876
1.50%, 6/1/2026	CAD	410,000	287,435
2.25%, 6/1/2025	CAD	550,000	396,313
3.00%, 10/1/2025	CAD	650,000	471,122
3.00%, 4/1/2026	CAD	1,000,000	723,835
3.50%, 8/1/2025	CAD	725,000	529,388
3.75%, 5/1/2025	CAD	1,425,000	1,044,249
4.50%, 11/1/2025	CAD	1,100,000	815,264
			7,766,380
CHILE — 0.2%
Bonos de la Tesoreria de la Republica en pesos 4.50%, 3/1/2026	CLP	280,000,000	279,648
CHINA — 4.5%
China Government Bonds:
1.99%, 4/9/2025	CNY	1,000,000	138,538
Security Description		Principal Amount	Value
2.18%, 8/25/2025	CNY	1,650,000	$229,008
2.18%, 8/15/2026	CNY	820,000	113,690
2.28%, 11/25/2025	CNY	2,200,000	305,824
2.30%, 5/15/2026	CNY	6,250,000	869,281
2.33%, 12/15/2025	CNY	1,150,000	160,075
2.37%, 1/20/2027	CNY	2,450,000	341,261
2.39%, 11/15/2026	CNY	2,500,000	348,520
2.46%, 2/15/2026	CNY	10,050,000	1,401,172
Series 1610, 2.90%, 5/5/2026	CNY	1,600,000	225,368
3.02%, 10/22/2025	CNY	6,250,000	879,519
3.03%, 3/11/2026	CNY	800,000	112,987
Series 1907, 3.25%, 6/6/2026	CNY	7,800,000	1,109,441
Series 1813, 3.61%, 6/7/2025	CNY	10,850,000	1,536,310
			7,770,994
COLOMBIA — 0.6%
Colombia TES:
Series B, 6.25%, 11/26/2025	COP	1,542,000,000	387,718
Series B, 7.50%, 8/26/2026	COP	2,544,000,000	635,145
			1,022,863
CROATIA — 0.2%
Croatia Government International Bonds 3.00%, 3/20/2027	EUR	350,000	376,072
CYPRUS — 0.2%
Cyprus Government International Bonds:
Series EMTN, Zero Coupon, 2/9/2026	EUR	125,000	127,414
Series EMTN, 4.25%, 11/4/2025	EUR	150,000	164,921
			292,335
CZECH REPUBLIC — 1.1%
Czech Republic Government Bonds:
Series 100, 0.25%, 2/10/2027	CZK	4,300,000	166,444
Series 95, 1.00%, 6/26/2026	CZK	13,850,000	554,800
Series 89, 2.40%, 9/17/2025	CZK	12,850,000	537,183
Series 148, 6.00%, 2/26/2026	CZK	12,550,000	557,296
			1,815,723
DENMARK — 0.5%
Denmark Government Bonds:
1.75%, 11/15/2025	DKK	6,025,000	856,796

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description		Principal Amount	Value
2.25%, 11/15/2026 (a)	DKK	575,000	$82,596
			939,392
FINLAND — 1.3%
Finland Government Bonds:
Zero Coupon, 9/15/2026 (a)	EUR	300,000	302,276
0.50%, 4/15/2026 (a)	EUR	825,000	848,525
0.88%, 9/15/2025 (a)	EUR	350,000	366,282
4.00%, 7/4/2025 (a)	EUR	600,000	654,347
			2,171,430
FRANCE — 5.0%
French Republic Government Bonds OAT:
Zero Coupon, 2/25/2026 (a)	EUR	1,000,000	1,022,097
Zero Coupon, 2/25/2027 (a)	EUR	1,025,000	1,023,176
0.25%, 11/25/2026 (a)	EUR	800,000	808,923
0.50%, 5/25/2025 (a)	EUR	1,425,000	1,490,853
0.50%, 5/25/2026 (a)	EUR	1,000,000	1,027,471
1.00%, 11/25/2025 (a)	EUR	1,250,000	1,306,152
2.50%, 9/24/2026 (a)	EUR	950,000	1,017,775
3.50%, 4/25/2026 (a)	EUR	775,000	846,994
			8,543,441
GERMANY — 4.5%
Bundesobligation:
Series 181, Zero Coupon, 4/11/2025	EUR	535,000	558,797
Series 182, Zero Coupon, 10/10/2025	EUR	700,000	723,158
Series 183, Zero Coupon, 4/10/2026	EUR	650,000	664,430
Series 184, Zero Coupon, 10/9/2026	EUR	925,000	936,069
Bundesrepublik Deutschland Bundesanleihe:
Zero Coupon, 8/15/2026	EUR	750,000	761,448
0.25%, 2/15/2027	EUR	1,300,000	1,316,458
0.50%, 2/15/2026	EUR	900,000	931,370
1.00%, 8/15/2025	EUR	760,000	797,982
Bundesschatzanweisungen:
2.80%, 6/12/2025	EUR	200,000	214,903
Series 2Y, 3.10%, 9/18/2025	EUR	475,000	513,055
Series 2Y, 3.10%, 12/12/2025	EUR	300,000	324,684
			7,742,354
Security Description		Principal Amount	Value
GREECE — 0.5%
Hellenic Republic Government Bonds:
Zero Coupon, 2/12/2026 (a)	EUR	500,000	$513,328
1.88%, 7/23/2026 (a)	EUR	300,000	318,168
			831,496
HONG KONG — 0.2%
Hong Kong Government Bonds Programme:
1.68%, 1/21/2026	HKD	1,500,000	184,706
1.79%, 4/14/2025	HKD	650,000	81,145
			265,851
HUNGARY — 0.8%
Hungary Government Bonds:
Series 25/C, 1.00%, 11/26/2025	HUF	127,000,000	318,198
Series 26/E, 1.50%, 4/22/2026	HUF	105,000,000	259,813
Series 26/F, 1.50%, 8/26/2026	HUF	51,000,000	124,048
Series 26/D, 2.75%, 12/22/2026	HUF	104,000,000	257,217
Series 25/B, 5.50%, 6/24/2025	HUF	95,000,000	256,888
Series 26/H, 9.50%, 10/21/2026	HUF	64,500,000	187,317
			1,403,481
INDONESIA — 2.3%
Indonesia Treasury Bonds:
Series FR86, 5.50%, 4/15/2026	IDR	16,629,000,000	1,031,376
Series FR81, 6.50%, 6/15/2025	IDR	10,550,000,000	666,403
Series FR84, 7.25%, 2/15/2026	IDR	3,080,000,000	197,388
Series FR56, 8.38%, 9/15/2026	IDR	11,190,000,000	735,660
Perusahaan Penerbit SBSN Indonesia:
Series PBS, 4.88%, 7/15/2026	IDR	3,670,000,000	223,668
Series PBS, 5.38%, 8/15/2025	IDR	6,192,000,000	386,958
Series PBS, 6.00%, 1/15/2027	IDR	2,061,000,000	127,859
Series PBS, 6.13%, 10/15/2025	IDR	8,904,000,000	561,367
			3,930,679
IRELAND — 0.6%
Ireland Government Bonds 1.00%, 5/15/2026	EUR	950,000	987,531

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description		Principal Amount	Value
ISRAEL — 1.5%
Israel Government Bonds - Fixed:
Series 0425, 0.50%, 4/30/2025	ILS	1,755,000	$459,084
Series 0226, 0.50%, 2/27/2026	ILS	2,365,000	603,886
Series 0825, 1.75%, 8/31/2025	ILS	2,000,000	528,789
Series 0327, 2.00%, 3/31/2027	ILS	2,250,000	579,466
Series 1026, 6.25%, 10/30/2026	ILS	1,325,000	381,274
			2,552,499
ITALY — 4.9%
Italy Buoni Poliennali Del Tesoro:
Series 5Y, Zero Coupon, 4/1/2026	EUR	500,000	506,790
Series 5Y, Zero Coupon, 8/1/2026	EUR	500,000	502,038
Series 5Y, 0.50%, 2/1/2026	EUR	375,000	385,463
Series 8Y, 0.85%, 1/15/2027	EUR	250,000	253,789
Series 3Y, 1.20%, 8/15/2025	EUR	250,000	262,146
Series 10Y, 1.25%, 12/1/2026	EUR	825,000	849,078
Series 7Y, 1.45%, 5/15/2025	EUR	775,000	819,230
Series 10Y, 1.60%, 6/1/2026	EUR	100,000	104,485
Series 5Y, 1.85%, 7/1/2025 (a)	EUR	225,000	238,456
Series 10Y, 2.00%, 12/1/2025	EUR	775,000	820,156
Series 7Y, 2.10%, 7/15/2026	EUR	460,000	485,223
Series 7Y, 2.50%, 11/15/2025	EUR	400,000	426,859
Series 3Y, 2.95%, 2/15/2027	EUR	825,000	886,108
Series 3Y, 3.50%, 1/15/2026	EUR	125,000	135,486
Series 2Y, 3.60%, 9/29/2025	EUR	75,000	81,239
3.80%, 4/15/2026	EUR	500,000	546,059
Series 3Y, 3.85%, 9/15/2026	EUR	450,000	493,629
Series 16Y, 4.50%, 3/1/2026 (a)	EUR	575,000	635,407
			8,431,641
Security Description		Principal Amount	Value
JAPAN — 23.0%
Japan Government Five Year Bonds:
Series 147, 0.01%, 3/20/2026	JPY	293,000,000	$1,929,334
Series 148, 0.01%, 6/20/2026	JPY	321,500,000	2,115,555
Series 149, 0.01%, 9/20/2026	JPY	336,500,000	2,212,947
Series 150, 0.01%, 12/20/2026	JPY	347,000,000	2,280,967
Series 151, 0.01%, 3/20/2027	JPY	200,000,000	1,313,608
0.10%, 6/20/2025	JPY	387,000,000	2,557,992
Series 145, 0.10%, 9/20/2025	JPY	365,000,000	2,411,805
Series 146, 0.10%, 12/20/2025	JPY	534,700,000	3,529,772
Series 152, 0.10%, 3/20/2027	JPY	100,000,000	658,634
Japan Government Ten Year Bonds:
Series 342, 0.10%, 3/20/2026	JPY	250,000,000	1,649,162
Series 343, 0.10%, 6/20/2026	JPY	375,000,000	2,472,852
Series 344, 0.10%, 9/20/2026	JPY	275,000,000	1,812,789
Series 345, 0.10%, 12/20/2026	JPY	300,000,000	1,977,191
Series 346, 0.10%, 3/20/2027	JPY	250,000,000	1,646,586
Series 341, 0.30%, 12/20/2025	JPY	260,000,000	1,722,241
Series 339, 0.40%, 6/20/2025	JPY	250,000,000	1,658,479
Series 340, 0.40%, 9/20/2025	JPY	190,000,000	1,260,959
Japan Government Two Year Bonds:
Series 447, 0.01%, 4/1/2025	JPY	125,800,000	830,765
Series 449, 0.01%, 6/1/2025	JPY	125,000,000	825,300
Series 450, 0.01%, 7/1/2025	JPY	69,500,000	458,789
Series 452, 0.01%, 9/1/2025	JPY	100,000,000	659,876
Series 453, 0.01%, 10/1/2025	JPY	41,000,000	270,484
Series 455, 0.01%, 12/1/2025	JPY	147,500,000	972,168
Series 457, 0.10%, 2/1/2026	JPY	75,000,000	494,773
0.20%, 3/1/2026	JPY	245,000,000	1,619,061
			39,342,089

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description		Principal Amount	Value
LUXEMBOURG — 0.1%
State of the Grand-Duchy of Luxembourg 0.63%, 2/1/2027	EUR	200,000	$202,565
MALAYSIA — 1.8%
Malaysia Government Bonds:
Series 0119, 3.91%, 7/15/2026	MYR	1,380,000	294,589
Series 0115, 3.96%, 9/15/2025	MYR	2,475,000	527,445
Malaysia Government Investment Issue:
Series 0319, 3.73%, 3/31/2026	MYR	3,840,000	816,227
Series 0415, 3.99%, 10/15/2025	MYR	3,260,000	695,195
Series 0316, 4.07%, 9/30/2026	MYR	3,425,000	734,463
			3,067,919
MEXICO — 2.7%
Mexico Bonos:
Series M, 5.50%, 3/4/2027	MXN	27,800,000	1,502,932
Series M, 5.75%, 3/5/2026	MXN	49,430,000	2,750,213
Series M, 7.00%, 9/3/2026	MXN	6,880,000	388,476
			4,641,621
NETHERLANDS — 3.6%
Netherlands Government Bonds:
Zero Coupon, 1/15/2026 (a)	EUR	1,075,000	1,103,019
Zero Coupon, 1/15/2027 (a)	EUR	1,000,000	1,004,484
0.25%, 7/15/2025 (a)	EUR	2,148,000	2,236,530
0.50%, 7/15/2026 (a)	EUR	1,775,000	1,822,791
			6,166,824
NEW ZEALAND — 0.7%
New Zealand Government Bonds:
0.50%, 5/15/2026	NZD	625,000	343,207
Series 0425, 2.75%, 4/15/2025	NZD	1,460,000	852,078
			1,195,285
NORWAY — 0.4%
Norway Government Bonds:
Series 478, 1.50%, 2/19/2026 (a)	NOK	4,075,000	359,677
Series 479, 1.75%, 2/17/2027 (a)	NOK	4,200,000	367,093
			726,770
Security Description		Principal Amount	Value
PERU — 0.1%
Peru Government Bonds 8.20%, 8/12/2026	PEN	665,000	$189,501
POLAND — 2.1%
Republic of Poland Government Bonds:
Series 1025, Zero Coupon, 10/25/2025	PLN	1,625,000	376,278
Series 1026, 0.25%, 10/25/2026	PLN	4,500,000	998,187
Series 0425, 0.75%, 4/25/2025	PLN	1,320,000	316,250
Series 0726, 2.50%, 7/25/2026	PLN	4,075,000	964,450
Series 0725, 3.25%, 7/25/2025	PLN	3,750,000	917,593
			3,572,758
PORTUGAL — 1.3%
Portugal Obrigacoes do Tesouro OT:
2.88%, 10/15/2025 (a)	EUR	875,000	942,203
2.88%, 7/21/2026 (a)	EUR	1,220,000	1,320,077
			2,262,280
ROMANIA — 0.6%
Romania Government Bonds:
Series 5Y, 3.25%, 6/24/2026	RON	1,200,000	246,183
Series 4Y, 3.50%, 11/25/2025	RON	975,000	204,028
Series 5Y, 3.65%, 7/28/2025	RON	1,050,000	221,319
Series 7Y, 4.85%, 4/22/2026	RON	1,350,000	287,252
Series 4Y, 7.20%, 10/28/2026	RON	700,000	155,760
			1,114,542
SINGAPORE — 1.8%
Singapore Government Bonds:
0.50%, 11/1/2025	SGD	680,000	481,003
1.25%, 11/1/2026	SGD	650,000	457,538
2.13%, 6/1/2026	SGD	815,000	588,275
2.38%, 6/1/2025	SGD	1,095,000	800,093
3.50%, 3/1/2027	SGD	900,000	671,923
			2,998,832
SLOVAKIA — 0.6%
Slovakia Government Bonds:
Series 238, 0.25%, 5/14/2025	EUR	140,000	145,492
Series 231, 0.63%, 5/22/2026	EUR	300,000	306,232

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description		Principal Amount	Value
Series 228, 1.38%, 1/21/2027	EUR	250,000	$256,527
Series 216, 4.35%, 10/14/2025	EUR	350,000	381,780
			1,090,031
SLOVENIA — 0.4%
Slovenia Government Bonds:
Series RS89, Zero Coupon, 2/13/2026	EUR	230,000	234,737
Series RS79, 1.25%, 3/22/2027	EUR	150,000	154,713
Series RS75, 2.13%, 7/28/2025	EUR	250,000	265,751
			655,201
SOUTH KOREA — 4.6%
Korea Treasury Bonds:
Series 2509, 1.13%, 9/10/2025	KRW	770,000,000	553,953
Series 2603, 1.25%, 3/10/2026	KRW	1,679,000,000	1,197,932
Series 01500-2612, 1.50%, 12/10/2026	KRW	465,000,000	329,303
Series 2609, 1.75%, 9/10/2026	KRW	798,000,000	571,019
Series 2506, 2.25%, 6/10/2025	KRW	1,790,000,000	1,312,072
Series 2512, 2.25%, 12/10/2025	KRW	1,500,000,000	1,093,917
Series 2703, 2.38%, 3/10/2027	KRW	1,000,000,000	723,381
Series 2506, 3.13%, 6/10/2025	KRW	1,213,000,000	898,314
Series 2606, 3.13%, 6/10/2026	KRW	730,000,000	539,823
Series 2612, 3.88%, 12/10/2026	KRW	500,000,000	376,764
5.25%, 3/10/2027	KRW	275,000,000	215,295
			7,811,773
SPAIN — 4.5%
Spain Government Bonds:
Zero Coupon, 5/31/2025	EUR	625,000	649,598
Zero Coupon, 1/31/2026	EUR	500,000	510,966
Zero Coupon, 1/31/2027	EUR	500,000	497,826
1.30%, 10/31/2026 (a)	EUR	1,050,000	1,088,717
1.60%, 4/30/2025 (a)	EUR	550,000	583,011
1.95%, 4/30/2026 (a)	EUR	800,000	845,597
2.15%, 10/31/2025 (a)	EUR	1,175,000	1,250,229
2.80%, 5/31/2026	EUR	750,000	806,060
4.65%, 7/30/2025 (a)	EUR	775,000	851,966
Security Description		Principal Amount	Value
5.90%, 7/30/2026 (a)	EUR	600,000	$689,267
			7,773,237
SWEDEN — 0.8%
Sweden Government Bonds:
Series 1059, 1.00%, 11/12/2026	SEK	7,050,000	631,733
Series 1058, 2.50%, 5/12/2025	SEK	7,110,000	659,839
			1,291,572
SWITZERLAND — 0.4%
Swiss Confederation Government Bonds:
1.25%, 5/28/2026	CHF	335,000	374,685
1.50%, 7/24/2025	CHF	320,000	357,707
			732,392
THAILAND — 1.6%
Thailand Government Bonds:
0.95%, 6/17/2025	THB	7,525,000	203,197
2.13%, 12/17/2026	THB	22,000,000	602,131
2.25%, 3/17/2027	THB	18,500,000	507,718
2.35%, 6/17/2026	THB	14,475,000	398,158
3.85%, 12/12/2025	THB	35,815,000	1,008,640
			2,719,844
UNITED KINGDOM — 4.5%
U.K. Gilts:
0.13%, 1/30/2026	GBP	1,575,000	1,849,808
0.38%, 10/22/2026	GBP	825,000	949,552
0.63%, 6/7/2025	GBP	590,000	712,502
1.50%, 7/22/2026	GBP	500,000	596,375
2.00%, 9/7/2025	GBP	1,050,000	1,281,447
3.50%, 10/22/2025	GBP	450,000	559,879
3.75%, 3/7/2027	GBP	625,000	781,440
4.13%, 1/29/2027	GBP	750,000	947,627
			7,678,630
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $172,236,251)			169,532,752

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.30% (b) (c) (Cost $269,500)	269,500	$269,500
TOTAL INVESTMENTS — 99.2% (Cost $172,505,751)		169,802,252
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		1,416,633
NET ASSETS — 100.0%		$171,218,885
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 21.2% of net assets as of March 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2024.

EMTN	Euro Medium Term Note
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PLN	Polish Zloty
RON	Romania New Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$—	$169,532,752	$—	$169,532,752
Short-Term Investment	269,500	—	—	269,500
TOTAL INVESTMENTS	$269,500	$169,532,752	$—	$169,802,252

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	27,095	$27,095	$1,354,997	$1,112,592	$—	$—	269,500	$269,500	$944
See accompanying notes to Schedule of Investments.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 99.3%
AUSTRALIA — 4.6%
Australia Government Bonds:
0.25%, 11/21/2032	AUD	2,351,850	$1,382,351
Series 27CI, 0.75%, 11/21/2027	AUD	4,780,023	3,074,621
Series 50CI, 1.00%, 2/21/2050	AUD	2,962,540	1,622,345
Series 40CI, 1.25%, 8/21/2040	AUD	2,927,732	1,790,953
2.00%, 8/21/2035	AUD	3,450,052	2,354,248
Series CAIN408, 2.50%, 9/20/2030	AUD	6,504,550	4,552,886
Series 25CI, 3.00%, 9/20/2025	AUD	6,082,217	4,079,828
			18,857,232
BRAZIL — 8.6%
Brazil Notas do Tesouro Nacional:
6.00%, 5/15/2025	BRL	20,409,301	4,079,101
6.00%, 8/15/2026	BRL	20,940,793	4,207,508
6.00%, 5/15/2027	BRL	13,903,837	2,800,537
6.00%, 8/15/2028	BRL	11,799,127	2,380,159
6.00%, 8/15/2030	BRL	17,390,425	3,525,579
6.00%, 8/15/2032	BRL	5,952,713	1,204,926
6.00%, 5/15/2035	BRL	15,732,167	3,190,986
6.00%, 8/15/2040	BRL	12,543,216	2,552,594
6.00%, 5/15/2045	BRL	13,776,278	2,800,093
6.00%, 8/15/2050	BRL	22,152,596	4,517,417
6.00%, 5/15/2055	BRL	14,201,472	2,905,195
6.00%, 8/15/2060	BRL	4,889,729	998,913
			35,163,008
CANADA — 4.6%
Canada Government Real Return Bonds:
0.25%, 12/1/2054	CAD	935,047	493,265
0.50%, 12/1/2050	CAD	3,453,030	1,987,027
1.25%, 12/1/2047	CAD	3,659,286	2,497,535
1.50%, 12/1/2044	CAD	3,998,589	2,861,640
2.00%, 12/1/2041	CAD	3,558,303	2,728,738
3.00%, 12/1/2036	CAD	2,866,542	2,400,333
4.00%, 12/1/2031	CAD	3,637,790	3,141,873
4.25%, 12/1/2026	CAD	3,424,617	2,701,354
			18,811,765
CHILE — 5.1%
Bonos de la Tesoreria de la Republica:
Zero Coupon, 3/1/2025	CLP	964,431,520	956,403
Zero Coupon, 10/1/2028	CLP	1,279,736,215	1,169,919
Zero Coupon, 10/1/2033	CLP	1,669,208,400	1,348,476
Security Description		Principal Amount	Value
1.50%, 3/1/2026	CLP	3,264,229,760	$3,268,201
1.90%, 9/1/2030	CLP	2,336,891,760	2,299,417
2.00%, 3/1/2035	CLP	2,782,014,000	2,711,915
2.10%, 7/15/2050	CLP	3,894,819,600	3,739,377
Series 30YR, 3.00%, 1/1/2044	CLP	4,692,759,880	5,179,080
			20,672,788
COLOMBIA — 4.4%
Colombia TES:
2.25%, 4/18/2029	COP	10,675,905,440	2,469,322
3.00%, 3/25/2033	COP	7,495,070,600	1,705,008
3.30%, 3/17/2027	COP	6,763,844,200	1,698,604
3.50%, 5/7/2025	COP	7,228,172,964	1,884,042
3.75%, 2/25/2037	COP	17,915,046,800	4,099,432
3.75%, 6/16/2049	COP	9,526,343,900	2,099,189
4.75%, 4/4/2035	COP	16,478,552,537	4,225,923
			18,181,520
FRANCE — 7.6%
French Republic Government Bonds OAT:
0.10%, 3/1/2026 (a)	EUR	1,805,528	1,933,200
Series OATI, 0.10%, 3/1/2028 (a)	EUR	2,445,549	2,593,123
0.10%, 3/1/2029 (a)	EUR	1,741,744	1,853,431
0.10%, 7/25/2031 (a)	EUR	1,832,960	1,939,213
Series OATI, 0.10%, 3/1/2032 (a)	EUR	731,686	764,775
Series OATI, 0.10%, 3/1/2036 (a)	EUR	1,240,285	1,253,511
0.10%, 7/25/2036 (a)	EUR	1,672,296	1,693,561
0.10%, 7/25/2038 (a)	EUR	530,003	527,469
0.10%, 7/25/2047 (a)	EUR	1,895,700	1,762,568
0.10%, 7/25/2053 (a)	EUR	865,287	786,858
Series OATI, 0.55%, 3/1/2039 (a)	EUR	311,987	328,792
0.60%, 7/25/2034 (a)	EUR	533,125	577,848
0.70%, 7/25/2030 (a)	EUR	3,328,587	3,671,445
1.80%, 7/25/2040 (a)	EUR	2,110,562	2,658,245
1.85%, 7/25/2027 (a)	EUR	3,604,905	4,091,077
3.15%, 7/25/2032 (a)	EUR	1,816,364	2,390,103
Series OATI, 3.40%, 7/25/2029 (a)	EUR	1,763,707	2,194,714
			31,019,933
GERMANY — 4.6%
Deutsche Bundesrepublik Bonds Inflation-Linked:
Series I/L, 0.10%, 4/15/2026	EUR	5,138,001	5,470,633
Series I/L, 0.10%, 4/15/2033	EUR	2,780,530	2,974,955
Series I/L, 0.10%, 4/15/2046	EUR	3,552,577	3,705,142

See accompanying notes to Schedule of Investments.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description		Principal Amount	Value
Series I/L, 0.50%, 4/15/2030	EUR	5,990,229	$6,560,990
			18,711,720
ISRAEL — 4.5%
Israel Government Bonds CPI-Linked:
Series 0726, 0.10%, 7/31/2026	ILS	7,297,666	1,942,632
Series 1131, 0.10%, 11/30/2031	ILS	10,345,349	2,519,305
Series 0529, 0.50%, 5/31/2029	ILS	7,605,230	1,980,167
Series 1151, 0.50%, 11/30/2051	ILS	6,145,150	1,161,908
Series 1025, 0.75%, 10/31/2025	ILS	9,038,403	2,456,204
Series 0527, 0.75%, 5/31/2027	ILS	9,008,562	2,418,360
Series 0545, 1.00%, 5/31/2045	ILS	7,383,883	1,710,170
Series 0841, 2.75%, 8/30/2041	ILS	5,145,331	1,596,163
Series 0536, 4.00%, 5/30/2036	ILS	7,210,576	2,461,604
			18,246,513
ITALY — 4.9%
Italy Buoni Poliennali Del Tesoro:
Series CPI, 0.10%, 5/15/2033 (a)	EUR	2,138,216	2,028,212
Series CPI, 0.15%, 5/15/2051 (a)	EUR	1,047,962	751,345
Series CPI, 0.40%, 5/15/2030 (a)	EUR	1,988,189	2,032,109
Series CPI, 0.65%, 5/15/2026	EUR	1,641,710	1,756,841
Series CPI, 1.25%, 9/15/2032 (a)	EUR	2,181,017	2,332,532
Series CPI, 1.30%, 5/15/2028 (a)	EUR	1,485,578	1,615,847
Series CPI, 1.50%, 5/15/2029	EUR	1,172,851	1,280,346
Series CPI, 2.35%, 9/15/2035 (a)	EUR	2,527,815	2,961,438
Series CPI, 2.55%, 9/15/2041 (a)	EUR	2,378,900	2,841,599
Series CPI, 3.10%, 9/15/2026 (a)	EUR	2,053,440	2,339,335
			19,939,604
JAPAN — 4.5%
Japan Government CPI-Linked Bonds:
Series 26, 0.01%, 3/10/2031	JPY	134,461,250	951,530
Security Description		Principal Amount	Value
Series 27, 0.01%, 3/10/2032	JPY	288,344,000	$2,035,431
Series 28, 0.01%, 3/10/2033	JPY	306,627,000	2,158,191
Series 20, 0.10%, 3/10/2025	JPY	619,289,600	4,155,454
Series 21, 0.10%, 3/10/2026	JPY	375,725,532	2,561,076
Series 22, 0.10%, 3/10/2027	JPY	211,077,877	1,468,305
Series 23, 0.10%, 3/10/2028	JPY	333,170,745	2,311,975
Series 24, 0.10%, 3/10/2029	JPY	393,074,915	2,739,175
			18,381,137
MEXICO — 4.9%
Mexico Udibonos:
Series S, 2.75%, 11/27/2031	MXN	52,317,066	2,695,556
Series S, 3.00%, 12/3/2026	MXN	34,066,926	1,900,737
Series S, 4.00%, 11/30/2028	MXN	46,639,245	2,676,592
Series S, 4.00%, 11/15/2040	MXN	47,864,028	2,593,024
Series S, 4.00%, 11/8/2046	MXN	39,339,189	2,093,368
Series S, 4.00%, 11/3/2050	MXN	64,483,822	3,370,489
Series S, 4.50%, 12/4/2025	MXN	30,335,787	1,762,229
Series S, 4.50%, 11/22/2035	MXN	48,585,926	2,822,159
			19,914,154
NEW ZEALAND — 3.3%
New Zealand Government Bonds Inflation-Linked:
Series 0925, 2.00%, 9/20/2025	NZD	3,767,729	2,258,704
Series 0935, 2.50%, 9/20/2035	NZD	8,037,172	4,757,966
Series 0940, 2.50%, 9/20/2040	NZD	6,136,762	3,527,848
Series 0930, 3.00%, 9/20/2030	NZD	4,957,749	3,093,572
			13,638,090
SOUTH AFRICA — 4.5%
Republic of South Africa Government Bond CPI-Linked:
Series 2029, 1.88%, 3/31/2029	ZAR	30,571,978	1,433,018
Series 2033, 1.88%, 2/28/2033	ZAR	52,186,578	2,150,550

See accompanying notes to Schedule of Investments.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description		Principal Amount	Value
Series 2038, 2.25%, 1/31/2038	ZAR	66,355,138	$2,529,573
Series 2046, 2.50%, 3/31/2046	ZAR	73,204,794	2,551,455
Series 2050, 2.50%, 12/31/2050	ZAR	88,272,051	2,907,476
Series R210, 2.60%, 3/31/2028	ZAR	30,964,832	1,526,705
Series R202, 3.45%, 12/7/2033	ZAR	54,695,713	2,545,497
Republic of South Africa Government Bonds CPI-Linked:
Series 2031, 4.25%, 1/31/2031	ZAR	17,633,574	909,555
Series 2043, 5.13%, 1/31/2043	ZAR	20,541,953	1,116,241
Series 2058, 5.13%, 1/31/2058	ZAR	10,270,976	548,936
			18,219,006
SOUTH KOREA — 1.0%
Korea Treasury Bonds Inflation-Linked:
Series 01000-2606, 1.00%, 6/10/2026	KRW	1,665,561,660	1,264,072
Series 01125-3006, 1.13%, 6/10/2030	KRW	203,490	156
Series 3206, 1.63%, 6/10/2032	KRW	1,544,250,000	1,231,977
Series 01750-2806, 1.75%, 6/10/2028	KRW	1,997,274,650	1,577,319
			4,073,524
SPAIN — 4.6%
Spain Government Bonds Inflation-Linked:
0.65%, 11/30/2027 (a)	EUR	4,445,474	4,800,199
0.70%, 11/30/2033 (a)	EUR	6,836,997	7,199,135
1.00%, 11/30/2030 (a)	EUR	5,204,093	5,698,825
1.80%, 11/30/2024 (a)	EUR	254	278
2.05%, 11/30/2039 (a)	EUR	1,043,760	1,243,774
			18,942,211
SWEDEN — 4.4%
Sweden Bonds Inflation-Linked:
Series 3112, 0.13%, 6/1/2026	SEK	36,217,634	3,284,834
Series 3113, 0.13%, 12/1/2027	SEK	27,709,808	2,489,073
Series 3114, 0.13%, 6/1/2030	SEK	23,444,464	2,076,062
Series 3111, 0.13%, 6/1/2032	SEK	27,103,356	2,406,081
Series 3109, 1.00%, 6/1/2025	SEK	38,090,312	3,511,495
Security Description		Principal Amount	Value
Series 3104, 3.50%, 12/1/2028	SEK	41,767,381	$4,326,800
			18,094,345
TURKEY — 4.5%
Turkiye Government Bonds:
Series CPI, Zero Coupon, 2/11/2032	TRY	39,933,953	1,150,719
Series CPI, Zero Coupon, 8/4/2032	TRY	20,720,519	610,633
1.50%, 6/18/2025	TRY	199,230,345	6,109,151
Series CPI, 2.70%, 1/14/2026	TRY	77,153,483	2,505,479
Series CPI, 2.90%, 7/7/2027	TRY	74,082,821	2,460,989
Series CPI, 2.90%, 1/12/2028	TRY	61,426,799	2,053,770
Series CPI, 3.00%, 5/28/2031	TRY	46,405,588	1,669,690
Series CPI, 3.30%, 6/28/2028	TRY	51,572,427	1,763,046
			18,323,477
UNITED KINGDOM — 18.7%
U.K. Inflation-Linked Gilts:
0.13%, 3/22/2026	GBP	1,588,484	1,997,703
0.13%, 8/10/2028	GBP	3,025,788	3,846,330
0.13%, 3/22/2029	GBP	2,467,987	3,118,496
0.13%, 8/10/2031	GBP	2,446,364	3,110,457
0.13%, 11/22/2036	GBP	2,529,731	3,046,827
0.13%, 3/22/2039	GBP	1,911,015	2,198,753
0.13%, 8/10/2041	GBP	3,678,341	4,112,809
0.13%, 3/22/2044	GBP	2,767,917	2,939,742
0.13%, 3/22/2046	GBP	2,492,931	2,569,995
0.13%, 8/10/2048	GBP	1,499,513	1,500,727
0.13%, 3/22/2051	GBP	1,478,141	1,432,936
0.13%, 11/22/2056	GBP	1,405,762	1,308,893
0.13%, 3/22/2058	GBP	2,208,623	2,020,856
0.13%, 11/22/2065	GBP	529,823	463,335
0.13%, 3/22/2068	GBP	1,998,417	1,730,014
0.13%, 3/22/2073	GBP	613,050	553,954
0.25%, 3/22/2052	GBP	2,264,596	2,261,080
0.38%, 3/22/2062	GBP	2,765,158	2,727,541
0.50%, 3/22/2050	GBP	2,391,484	2,597,432
0.63%, 3/22/2040	GBP	2,793,488	3,437,829
0.63%, 11/22/2042	GBP	1,743,722	2,100,791
0.63%, 3/22/2045	GBP	1,038,720	1,212,307
0.75%, 11/22/2033	GBP	96	127
0.75%, 3/22/2034	GBP	3,042,435	3,994,284
0.75%, 11/22/2047	GBP	2,392,671	2,819,064
1.13%, 11/22/2037	GBP	2,560,886	3,461,621
1.25%, 11/22/2027	GBP	3,116,714	4,116,842
1.25%, 11/22/2032	GBP	3,373,934	4,659,394
1.25%, 11/22/2055	GBP	2,714,287	3,547,734
Series 8MO, 2.00%, 1/26/2035	GBP	1,393,141	2,027,511

See accompanying notes to Schedule of Investments.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description		Principal Amount	Value
Series 8MO, 4.13%, 7/22/2030	GBP	837,824	$1,308,466
			76,223,850
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $476,236,498)			405,413,877
	Shares
SHORT-TERM INVESTMENT — 0.0% (b)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.30% (c) (d) (Cost $5,437)	5,437	5,437
TOTAL INVESTMENTS — 99.3% (Cost $476,241,935)		405,419,314
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.7%		2,922,777
NET ASSETS — 100.0%		$408,342,091
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 16.4% of net assets as of March 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Amount is less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2024.

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar
SEK	Swedish Krona
TRY	Turkish New Lira
ZAR	South African Rand

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$—	$405,413,877	$—	$405,413,877
Short-Term Investment	5,437	—	—	5,437
TOTAL INVESTMENTS	$5,437	$405,413,877	$—	$405,419,314
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	125,453	$125,453	$5,983,179	$6,103,195	$—	$—	5,437	$5,437	$2,285
See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 99.2%
ALABAMA — 0.5%
Alabama Federal Aid Highway Finance Authority Revenue, AL:
Series A, 5.00%, 9/1/2029	$525,000	$561,512
Series A, 5.00%, 9/1/2030	190,000	203,214
Alabama Highway Finance Corp. Revenue, AL Series A, 5.00%, 8/1/2039	580,000	627,205
Alabama Public School & College Authority Revenue, AL:
Series A, 4.00%, 11/1/2040	3,335,000	3,405,542
Series A, 5.00%, 11/1/2030	560,000	640,384
Series A, 5.00%, 11/1/2032	1,000,000	1,140,941
Series A, 5.00%, 11/1/2035	3,540,000	4,015,884
University of Alabama Revenue, AL:
Series A, 4.00%, 7/1/2035	500,000	516,409
Series A, 5.00%, 7/1/2025	6,415,000	6,558,107
		17,669,198
ALASKA — 0.1%
Borough of North Slope, General Obligation, AK Series A, 5.00%, 6/30/2030	2,000,000	2,252,617
City of Anchorage Water Revenue, AK Series B, 5.00%, 5/1/2037	500,000	522,648
		2,775,265
ARIZONA — 1.3%
Arizona Board of Regents Revenue, AZ:
Series A, 4.00%, 7/1/2040	500,000	508,371
Series A, 5.50%, 7/1/2048	3,860,000	4,379,336
Arizona Transportation Board Revenue, AZ 5.00%, 7/1/2024	125,000	125,405
City of Bullhead Excise Taxes Revenue, AZ Series 2, 2.55%, 7/1/2046	750,000	534,700
City of Mesa Utility System Revenue, AZ:
4.00%, 7/1/2035	1,405,000	1,490,207
4.00%, 7/1/2043	500,000	501,385
City of Phoenix Civic Improvement Corp. Revenue, AZ:
5.00%, 7/1/2032	2,000,000	2,347,674
5.00%, 7/1/2033	1,500,000	1,787,944
5.00%, 7/1/2034	1,250,000	1,485,696
5.00%, 7/1/2035	1,200,000	1,420,715
5.00%, 7/1/2045	1,040,000	1,145,252
Security Description	Principal Amount	Value
Maricopa County Special Health Care District, General Obligation, AZ Series D, 5.00%, 7/1/2028	$2,935,000	$3,187,099
Maricopa County Union High School District No. 210-Phoenix, General Obligation, AZ Series A, 5.00%, 7/1/2035	3,200,000	3,768,536
Salt River Project Agricultural Improvement & Power District Revenue, AZ:
Series A, 5.00%, 1/1/2031	14,540,000	16,685,104
Series B, 5.00%, 1/1/2048	3,845,000	4,243,112
State of Arizona, Certificate Participation, AZ Series A, 5.00%, 10/1/2026	580,000	608,558
University of Arizona Revenue, AZ:
5.00%, 6/1/2029	420,000	436,377
Series A, 5.00%, 6/1/2040	2,715,000	3,009,096
		47,664,567
ARKANSAS — 0.1%
City of Fayetteville Sales & Use Tax Revenue, AR Series A, 5.00%, 11/1/2026	570,000	596,576
City of Rogers Sales & Use Tax Revenue, AR Series B, 3.88%, 11/1/2039	300,000	300,255
Little Rock School District, General Obligation, AR:
Series A, AGM, 2.00%, 2/1/2039 (a)	2,000,000	1,440,749
Series A, AGM, 2.13%, 2/1/2042 (a)	735,000	505,396
Series A, AGM, 2.25%, 2/1/2044 (a)	1,310,000	889,833
University of Arkansas Revenue, AR Series A, 5.00%, 12/1/2045	1,000,000	1,082,044
		4,814,853
CALIFORNIA — 18.4%
Alameda County Joint Powers Authority Revenue, CA:
Series A, 5.00%, 12/1/2025	4,200,000	4,333,773
Series A, 5.00%, 12/1/2028	1,000,000	1,110,073
Series A, 5.00%, 12/1/2030	5,000,000	5,798,939
Alhambra Unified School District, General Obligation, CA Series B, 4.25%, 8/1/2043	3,475,000	3,614,437
Antelope Valley Community College District, General Obligation, CA Series B, 4.00%, 8/1/2045	3,650,000	3,671,140

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Arcadia Unified School District, General Obligation, CA 3.25%, 8/1/2037	$240,000	$232,190
Bay Area Toll Authority Revenue, CA Series A, 2.00%, 4/1/2056 (b)	1,000,000	927,226
Bay Area Water Supply & Conservation Agency Revenue, CA Series A, 5.00%, 10/1/2025	1,000,000	1,029,464
California Infrastructure & Economic Development Bank Revenue, CA:
4.00%, 10/1/2041	3,000,000	3,154,599
5.00%, 10/1/2026	150,000	158,238
5.00%, 10/1/2028	490,000	513,297
5.00%, 10/1/2031	410,000	439,606
California State Public Works Board Revenue, CA:
Series B, 4.00%, 5/1/2046	2,790,000	2,829,076
Series C, 4.00%, 8/1/2037	2,000,000	2,116,981
Series A, 5.00%, 8/1/2033	1,190,000	1,379,762
Series A, 5.00%, 8/1/2034	2,240,000	2,593,909
Series B, 5.00%, 6/1/2028	3,225,000	3,526,543
Series C, 5.00%, 11/1/2032	985,000	1,105,333
Series D, 5.00%, 11/1/2034	5,780,000	6,934,956
California State University Revenue, CA:
Series C, 3.00%, 11/1/2035	9,005,000	8,826,680
Series A, 3.20%, 11/1/2037	270,000	263,934
Series A, 5.00%, 11/1/2025	520,000	536,317
Series A, 5.00%, 11/1/2031	205,000	219,738
Series A, 5.00%, 11/1/2032	120,000	123,725
Series A, 5.00%, 11/1/2033	10,000	10,091
Series A, 5.00%, 11/1/2035	300,000	319,543
Series A, 5.00%, 11/1/2037	1,500,000	1,785,549
Series A, 5.25%, 11/1/2048	5,000,000	5,701,234
Cerritos Community College District, General Obligation, CA Series D, 2.38%, 8/1/2044	500,000	362,420
Chabot-Las Positas Community College District, General Obligation, CA:
Series C, 5.00%, 8/1/2025	1,425,000	1,461,537
Series C, 5.00%, 8/1/2026	1,280,000	1,345,070
Series C, 5.00%, 8/1/2027	1,295,000	1,393,630
Series C, 5.25%, 8/1/2048	1,200,000	1,364,555
City & County of San Francisco Community Facilities District No., Special Tax Revenue, CA Series A, 5.00%, 9/1/2047	2,845,000	3,000,672
City & County of San Francisco, Certificate Participation, CA:
Series B, 3.00%, 4/1/2032	790,000	768,079
Series A, 4.00%, 4/1/2041	500,000	504,100
Security Description	Principal Amount	Value
City & County of San Francisco, General Obligation, CA Series R1, 4.00%, 6/15/2032	$735,000	$773,277
City of Concord, Certificate Participation, CA 2.13%, 4/1/2041	1,500,000	1,101,111
City of Los Angeles Department of Airports Revenue, CA:
Series B, 4.00%, 5/15/2040	700,000	727,511
Series A, 5.00%, 5/15/2040	10,000,000	11,013,133
Series B, 5.00%, 5/15/2030	1,025,000	1,181,359
Series B, 5.00%, 5/15/2038	1,465,000	1,670,374
Series C, 5.00%, 5/15/2028	100,000	109,434
Series C, 5.00%, 5/15/2038	395,000	441,898
City of Los Angeles Wastewater System Revenue, CA Series B, 5.00%, 6/1/2033	250,000	255,729
City of Riverside Water Revenue, CA Series A, 5.00%, 10/1/2043	520,000	562,263
City of San Francisco Public Utilities Commission Water Revenue, CA:
Series A, 5.00%, 11/1/2028	170,000	180,328
Series C, 5.00%, 11/1/2033	2,155,000	2,650,850
Series C, 5.00%, 11/1/2035	1,060,000	1,290,335
Series C, 5.00%, 11/1/2036	2,500,000	3,015,832
Series C, 5.00%, 11/1/2037	2,500,000	2,987,554
Series C, 5.00%, 11/1/2038	1,895,000	2,248,486
Clovis Unified School District, General Obligation, CA Series B, 5.00%, 8/1/2047	3,000,000	3,258,491
Coast Community College District, General Obligation, CA:
Series F, Zero Coupon, 8/1/2040	2,715,000	1,399,277
Series F, 3.00%, 8/1/2038	500,000	460,351
Contra Costa Community College District, General Obligation, CA:
Series C, 2.00%, 8/1/2039	1,000,000	747,812
Series C, 3.00%, 8/1/2035	1,700,000	1,654,366
Series C, 3.00%, 8/1/2037	2,015,000	1,870,581
Desert Community College District, General Obligation, CA 4.00%, 8/1/2043	2,000,000	2,057,068
East Bay Municipal Utility District Water System Revenue, CA Series A, 5.00%, 6/1/2035	535,000	575,290
East Side Union High School District, General Obligation, CA Series E, 5.00%, 8/1/2028	125,000	131,057

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Eastern Municipal Water District Financing Authority Revenue, CA Series B, 5.00%, 7/1/2032	$10,000	$10,423
Fontana Redevelopment Successor Agency, Special Obligation, CA Series A, 5.00%, 10/1/2031	340,000	365,987
Fremont Unified School District/Alameda County, General Obligation, CA:
Series D, 2.00%, 8/1/2043	1,400,000	923,190
Series E, 4.00%, 8/1/2042	3,035,000	3,099,835
Fresno Unified School District, General Obligation, CA Series A, 4.00%, 8/1/2045	600,000	602,403
Grossmont-Cuyamaca Community College District, General Obligation, CA Series C, 4.00%, 8/1/2046	800,000	806,443
Imperial Irrigation District Electric System Revenue, CA Series C, 5.00%, 11/1/2036	100,000	104,089
Irvine Facilities Financing Authority Revenue, CA:
Series A, 5.00%, 5/1/2034	3,800,000	3,977,359
Series A, 5.00%, 5/1/2035	2,000,000	2,091,050
Series A, 5.00%, 5/1/2036	3,390,000	3,536,252
Kern Community College District, General Obligation, CA:
Series E, 5.00%, 8/1/2035	1,600,000	1,945,606
Series E, 5.00%, 8/1/2036	1,100,000	1,326,231
Series E, 5.00%, 8/1/2037	1,035,000	1,234,737
Series E, 5.00%, 8/1/2040	1,000,000	1,164,752
Lodi Unified School District, General Obligation, CA Series 2020, 3.00%, 8/1/2043	1,240,000	1,046,924
Long Beach Unified School District, General Obligation, CA Series G, 4.00%, 8/1/2045	2,165,000	2,180,842
Los Angeles Community College District, General Obligation, CA:
5.00%, 8/1/2036	430,000	450,755
Series C-1, 5.00%, 8/1/2026	2,150,000	2,261,290
Series D, 5.00%, 8/1/2029	10,665,000	12,080,648
Series D, 5.00%, 8/1/2030	7,000,000	8,120,000
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, CA:
Series A, 4.00%, 6/1/2034	110,000	112,218
Series A, 4.00%, 6/1/2035	1,525,000	1,636,541
Series A, 5.00%, 6/1/2029	250,000	261,294
Series A, 5.00%, 6/1/2033	550,000	587,778
Series A, 5.00%, 6/1/2034	3,570,000	3,806,594
Security Description	Principal Amount	Value
Los Angeles Department of Water & Power Revenue, CA:
Series C, 4.00%, 7/1/2026	$1,645,000	$1,685,501
Series A, 5.00%, 7/1/2026	2,000,000	2,096,987
Series A, 5.00%, 7/1/2027	3,280,000	3,525,929
Series A, 5.00%, 7/1/2036	675,000	744,612
Series A, 5.00%, 7/1/2042 (c)	6,500,000	7,446,937
Series A, 5.00%, 7/1/2046	1,140,000	1,250,680
Series B, 5.00%, 7/1/2034	555,000	575,430
Series B, 5.00%, 7/1/2041	2,165,000	2,406,952
Series C, 5.00%, 7/1/2026	3,000,000	3,142,190
Series C, 5.00%, 7/1/2034	850,000	954,598
Series D, 5.00%, 7/1/2026	2,400,000	2,513,752
Series E, 5.00%, 7/1/2025	5,800,000	5,943,011
Series E, 5.00%, 7/1/2026	3,000,000	3,145,481
Series E, 5.00%, 7/1/2027	625,000	671,862
Series E, 5.00%, 7/1/2028	500,000	550,734
Los Angeles Department of Water & Power Water System Revenue, CA:
Series A, 5.00%, 7/1/2032	715,000	766,539
Series C, 5.00%, 7/1/2036	1,000,000	1,140,527
Series D, 5.00%, 7/1/2030	600,000	693,682
Los Angeles Unified School District, General Obligation, CA:
Series C, 3.00%, 7/1/2035	850,000	828,114
Series C, 3.00%, 7/1/2038	2,885,000	2,644,660
Series C, 4.00%, 7/1/2035	800,000	854,994
Series C, 4.00%, 7/1/2037	515,000	543,819
Series C, 4.00%, 7/1/2044	865,000	874,660
Series RYQ, 4.00%, 7/1/2040	525,000	540,587
5.00%, 7/1/2032	3,000,000	3,590,284
5.00%, 7/1/2033	2,500,000	3,044,027
5.00%, 7/1/2034	3,000,000	3,679,061
5.00%, 7/1/2035	3,000,000	3,669,866
5.00%, 7/1/2036	2,000,000	2,427,850
5.00%, 7/1/2041	2,335,000	2,710,381
Series A, 5.00%, 7/1/2024	2,030,000	2,037,293
Series B-1, 5.00%, 7/1/2029	250,000	272,241
Series C, 5.00%, 7/1/2025	2,815,000	2,881,971
Series C, 5.00%, 7/1/2026	800,000	838,616
Series QRR, 5.00%, 7/1/2026	1,000,000	1,048,270
Series QRR, 5.00%, 7/1/2028	1,000,000	1,103,168
Series QRR, 5.00%, 7/1/2034	1,250,000	1,503,543
Series QRR, 5.00%, 7/1/2038	2,000,000	2,340,375
Series QRR, 5.00%, 7/1/2041	1,500,000	1,718,369
5.25%, 7/1/2040	3,235,000	3,856,539
5.25%, 7/1/2042	4,005,000	4,708,159
Metropolitan Water District of Southern California Revenue, CA:
Series B, 3.00%, 7/1/2028	1,785,000	1,791,475
Series B, 3.00%, 7/1/2029	4,000,000	4,013,020
Series B, 4.00%, 10/1/2025	730,000	741,754
Series A, 5.00%, 10/1/2026	1,000,000	1,058,150

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 4/1/2040	$1,350,000	$1,572,483
Series A, 5.00%, 4/1/2048	4,000,000	4,521,331
Monterey Peninsula Unified School District, General Obligation, CA Series D, 4.00%, 8/1/2045	3,140,000	3,190,024
Mount Diablo Unified School District, General Obligation, CA Series B, 4.00%, 6/1/2037	1,625,000	1,720,157
Mount San Antonio Community College District, General Obligation, CA Series E, Zero Coupon, 8/1/2045	2,155,000	887,362
Mountain House Public Financing Authority Revenue, CA Series B, BAM, 4.00%, 12/1/2043 (a)	2,715,000	2,742,498
Municipal Improvement Corp. of Los Angeles Revenue, CA:
Series A, 5.00%, 11/1/2026	500,000	527,768
Series A, 5.00%, 5/1/2028	1,700,000	1,861,026
Series A, 5.00%, 5/1/2030	1,625,000	1,864,471
Series A, 5.00%, 5/1/2032	1,000,000	1,190,793
Novato Unified School District, General Obligation, CA Series C, 2.38%, 8/1/2045	750,000	533,521
Riverside Community College District, General Obligation, CA 3.00%, 8/1/2040	755,000	672,366
Riverside Unified School District, General Obligation, CA Series B, 3.00%, 8/1/2037	2,800,000	2,577,941
Sacramento Municipal Utility District Revenue, CA:
Series K, 5.00%, 8/15/2042	1,000,000	1,146,076
Series K, 5.00%, 8/15/2048	3,350,000	3,753,184
Sacramento Transportation Authority Sales Tax Revenue, CA:
5.00%, 10/1/2034	5,000,000	6,134,572
5.00%, 10/1/2037	10,000,000	11,943,850
San Bernardino Community College District, General Obligation, CA Series A, 3.00%, 8/1/2041	3,000,000	3,035,836
San Diego County Regional Transportation Commission Revenue, CA:
Series A, 5.00%, 4/1/2029	6,000,000	6,739,859
Series A, 5.00%, 4/1/2030	1,620,000	1,852,580
Series A, 5.00%, 4/1/2031	7,500,000	8,811,998
San Diego County Water Authority Revenue, CA Series A, 5.00%, 5/1/2028	1,520,000	1,675,764
Security Description	Principal Amount	Value
San Diego Public Facilities Financing Authority Revenue, CA:
5.00%, 10/15/2031	$345,000	$355,008
Series A, 5.00%, 5/15/2033	560,000	588,744
Series A, 5.00%, 5/15/2034	20,000	21,017
Series B, 5.00%, 8/1/2029	100,000	105,196
San Diego Regional Building Authority Revenue, CA Series A, 5.00%, 10/15/2035	450,000	463,410
San Diego Unified School District, General Obligation, CA:
Series D2, 2.00%, 7/1/2045	3,405,000	2,198,611
Series L, 4.00%, 7/1/2044	540,000	542,854
Series M-2, 5.00%, 7/1/2024	1,475,000	1,480,777
San Francisco Bay Area Rapid Transit District Sales Tax Revenue, CA:
Series A, 3.00%, 7/1/2044	6,410,000	5,336,018
Series A, 4.00%, 7/1/2039	1,180,000	1,194,695
San Francisco City & County Public Utilities Commission Power Revenue, CA Series A, 5.00%, 11/1/2048	3,090,000	3,466,695
San Francisco City & County Public Utilities Commission Wastewater Revenue, CA:
Series B, 4.00%, 10/1/2036	1,500,000	1,626,255
Series A, 5.00%, 10/1/2036	1,250,000	1,483,036
Series A, 5.00%, 10/1/2041	500,000	574,201
San Joaquin Delta Community College District, General Obligation, CA Series A, 5.00%, 8/1/2026	140,000	143,794
San Jose Evergreen Community College District, General Obligation, CA Series B, 3.00%, 9/1/2036	700,000	675,016
San Juan Unified School District, General Obligation, CA:
2.13%, 8/1/2038	1,000,000	778,064
2.38%, 8/1/2040	1,000,000	768,511
2.38%, 8/1/2041	2,000,000	1,510,577
4.00%, 8/1/2049	5,000,000	4,941,164
5.00%, 8/1/2042	6,600,000	7,300,060
San Mateo Foster City Public Financing Authority Revenue, CA 4.00%, 8/1/2039	2,750,000	2,808,520
San Mateo Joint Powers Financing Authority Revenue, CA Series A, 3.00%, 6/15/2046	850,000	692,886
San Mateo Union High School District, General Obligation, CA:
Series A, 2.25%, 9/1/2042	630,000	455,359

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series C, 4.00%, 9/1/2043	$3,945,000	$4,068,369
Santa Clara County Financing Authority Revenue, CA:
Series A, 3.00%, 5/1/2037	550,000	515,603
Series A, 3.50%, 4/1/2041	600,000	582,865
Series Q, 4.00%, 5/15/2033	300,000	301,268
Santa Clara Valley Transportation Authority Revenue, CA:
Series A, 5.00%, 4/1/2026	2,500,000	2,607,851
Series A, 5.00%, 4/1/2028	3,500,000	3,835,409
Series A, 5.00%, 4/1/2029	4,000,000	4,493,239
Series A, 5.00%, 4/1/2033	3,000,000	3,654,038
Series A, 5.00%, 4/1/2035	1,000,000	1,210,681
Santa Clarita Community College District, General Obligation, CA 3.00%, 8/1/2044	800,000	667,436
Santa Monica-Malibu Unified School District, General Obligation, CA:
Series B, 3.00%, 8/1/2044	1,500,000	1,249,302
Series B, 3.00%, 8/1/2042	1,575,000	1,348,364
Series E, 3.00%, 8/1/2032	880,000	868,425
Series E, 3.00%, 8/1/2034	635,000	621,855
Sonoma County Junior College District, General Obligation, CA:
Series C, 5.00%, 8/1/2024	2,000,000	2,009,213
Series C, 5.00%, 8/1/2025	1,250,000	1,280,897
Series C, 5.00%, 8/1/2026	1,450,000	1,522,035
Series C, 5.00%, 8/1/2028	1,100,000	1,210,681
Southern California Public Power Authority Revenue, CA Series A, 5.00%, 7/1/2031	505,000	517,059
State Center Community College District, General Obligation, CA:
Series B, 3.00%, 8/1/2037	2,000,000	1,864,377
Series B, 3.00%, 8/1/2038	1,865,000	1,719,593
State of California Department of Water Resources Revenue, CA:
Series AW, 5.00%, 12/1/2028	330,000	348,657
Series AX, 5.00%, 12/1/2029	300,000	325,975
Series AX, 5.00%, 12/1/2032	100,000	108,484
State of California, General Obligation, CA:
3.00%, 3/1/2028	525,000	526,588
3.00%, 10/1/2034	3,045,000	3,011,533
3.00%, 11/1/2035	850,000	835,082
3.00%, 10/1/2036	2,670,000	2,589,522
3.00%, 10/1/2037	2,760,000	2,586,636
3.00%, 11/1/2041	1,300,000	1,159,465
3.00%, 12/1/2046	1,600,000	1,340,215
4.00%, 3/1/2027	7,740,000	7,975,675
4.00%, 9/1/2028	1,800,000	1,894,820
Security Description	Principal Amount	Value
4.00%, 8/1/2033	$205,000	$208,571
4.00%, 10/1/2033	1,175,000	1,266,505
4.00%, 10/1/2034	900,000	965,025
4.00%, 3/1/2036	14,170,000	14,956,303
4.00%, 10/1/2036	2,320,000	2,458,499
4.00%, 9/1/2037 (c)	2,310,000	2,469,799
4.00%, 10/1/2039	2,500,000	2,576,890
4.00%, 11/1/2039	3,145,000	3,262,469
4.00%, 10/1/2041	645,000	661,725
4.00%, 9/1/2042	5,000,000	5,131,490
4.00%, 10/1/2042	1,115,000	1,146,074
Series CU, 4.55%, 12/1/2037	1,000,000	1,081,582
5.00%, 10/1/2024	2,335,000	2,354,327
5.00%, 9/1/2025	4,500,000	4,615,705
5.00%, 12/1/2026	1,850,000	1,947,419
5.00%, 11/1/2027	2,070,000	2,224,293
5.00%, 9/1/2028	3,000,000	3,287,222
5.00%, 10/1/2028	5,585,000	6,126,010
5.00%, 11/1/2028	1,210,000	1,329,586
5.00%, 8/1/2029	550,000	577,649
5.00%, 10/1/2029	10,610,000	11,874,701
5.00%, 10/1/2030	6,390,000	7,272,590
5.00%, 11/1/2030	500,000	537,547
5.00%, 12/1/2030	1,000,000	1,146,518
5.00%, 4/1/2031	1,485,000	1,712,600
5.00%, 10/1/2031	7,105,000	7,944,294
5.00%, 11/1/2031	1,195,000	1,338,610
5.00%, 12/1/2031	1,000,000	1,166,040
5.00%, 9/1/2032	3,000,000	3,535,765
5.00%, 3/1/2033	10,220,000	11,542,616
5.00%, 4/1/2033	3,000,000	3,568,135
5.00%, 11/1/2034	655,000	715,734
5.00%, 4/1/2035	2,240,000	2,602,340
5.00%, 8/1/2035	440,000	460,035
5.00%, 10/1/2035	4,520,000	5,313,008
5.00%, 9/1/2036	4,495,000	5,218,958
5.00%, 10/1/2036	1,860,000	2,176,012
5.00%, 10/1/2039	1,000,000	1,149,693
5.00%, 9/1/2041	3,360,000	3,735,699
5.00%, 10/1/2042	1,265,000	1,424,509
Series A, 5.00%, 11/1/2026	5,000,000	5,253,434
Series A, 5.00%, 11/1/2027	5,645,000	6,065,766
Series B, 5.00%, 11/1/2031	10,655,000	12,407,412
Series B, 5.00%, 11/1/2032	5,000,000	5,908,434
Series C, 5.00%, 11/1/2037	4,300,000	4,960,917
Series C, 5.00%, 11/1/2042	8,350,000	9,360,560
Sunnyvale Financing Authority Revenue, CA 4.00%, 4/1/2045	1,900,000	1,913,985
University of California Revenue, CA:
Series M, 3.00%, 5/15/2037	800,000	748,354
Series AR, 5.00%, 5/15/2034	500,000	521,855
Series BK, 5.00%, 5/15/2032	1,245,000	1,474,467
Series BN, 5.00%, 5/15/2043	15,000,000	16,960,605

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series BQ, 5.00%, 5/15/2029	$30,000,000	$33,688,731
Val Verde Unified School District, General Obligation, CA Series B, AGM, 4.00%, 8/1/2046 (a)	800,000	802,890
West Basin Municipal Water District Revenue, CA Series A, 5.00%, 8/1/2029	165,000	171,928
West County Facilities Financing Authority Revenue, CA 4.00%, 6/1/2046	1,500,000	1,509,004
West Hollywood Public Financing Authority Revenue, CA Series A, 4.00%, 4/1/2046	3,500,000	3,531,082
		669,809,185
COLORADO — 1.7%
Adams & Arapahoe Joint School District 28J Aurora, General Obligation, CO:
5.00%, 12/1/2024	1,740,000	1,756,697
Series A, 5.00%, 12/1/2031	485,000	508,417
Adams 12 Five Star Schools, General Obligation, CO Series B, 5.00%, 12/15/2029	190,000	199,181
Adams County School District No. 1, General Obligation, CO 5.00%, 12/1/2036	350,000	364,719
Board of Water Commissioners City & County of Denver Revenue, CO Series A, 5.00%, 12/15/2047	9,115,000	10,036,672
City & County of Broomfield Water Revenue, CO:
4.00%, 12/1/2043	920,000	928,700
4.00%, 12/1/2046	900,000	895,797
City & County of Denver Airport System Revenue, CO Series B, 5.00%, 11/15/2047	3,670,000	4,013,522
City & County of Denver Pledged Excise Tax Revenue, CO Series A-2, Zero Coupon, 8/1/2039	1,500,000	742,247
City & County of Denver, Certificate Participation, CO 5.00%, 12/1/2037	1,220,000	1,415,858
City of Brighton Water Activity Revenue, CO 5.00%, 6/1/2047	2,000,000	2,160,064
City of Colorado Springs Utilities System Revenue, CO:
Series A, 4.00%, 11/15/2045	1,115,000	1,115,785
Series B, 5.00%, 11/15/2026	3,010,000	3,166,922
Denver City & County School District No. 1, General Obligation, CO:
3.00%, 12/1/2036	525,000	492,251
Series A, 5.50%, 12/1/2024	260,000	263,305
Security Description	Principal Amount	Value
Eagle County School District No. Re50J, General Obligation, CO:
5.00%, 12/1/2038	$2,625,000	$3,032,409
5.00%, 12/1/2039	1,000,000	1,148,373
El Paso County School District No. 20 Academy, General Obligation, CO 5.00%, 12/15/2029	115,000	120,831
El Paso County School District No. 49 Falcon, Certificate Participation, CO 4.00%, 12/15/2046	2,030,000	1,972,693
Grand County School District No. 2 East Grand, General Obligation, CO 4.00%, 12/1/2046	525,000	519,468
Mesa County Valley School District No. 51 Grand Junction, General Obligation, CO:
5.00%, 12/1/2029	200,000	214,513
5.25%, 12/1/2033	250,000	269,576
Metro Wastewater Reclamation District Revenue, CO Series A, 2.00%, 4/1/2039	535,000	393,355
Pueblo City Schools, General Obligation, CO:
5.00%, 12/15/2026	10,000	10,541
5.00%, 12/15/2031	2,340,000	2,613,306
Regional Transportation District Sales Tax Revenue, CO:
Series A, 5.00%, 11/1/2026	2,500,000	2,627,990
Series A, 5.00%, 11/1/2033	1,000,000	1,197,767
State of Colorado, Certificate Participation, CO:
Series A, 3.00%, 12/15/2036	1,085,000	1,010,760
Series A, 4.00%, 12/15/2036	1,000,000	1,038,311
Series A, 4.00%, 12/15/2037	2,865,000	2,939,418
Series R, 4.00%, 3/15/2045	2,350,000	2,304,376
Series A, 5.00%, 12/15/2024	2,085,000	2,107,465
Series A, 5.00%, 12/15/2026	3,000,000	3,162,392
Series L, 5.00%, 3/15/2025	150,000	152,369
University of Colorado Revenue, CO:
Series A, 4.00%, 6/1/2031	6,000,000	6,512,022
Series A, 4.00%, 6/1/2033	1,270,000	1,384,357
Series A, 5.00%, 6/1/2027	25,000	25,437
		62,817,866
CONNECTICUT — 2.8%
City of Hartford Revenue, CT:
5.00%, 4/1/2031	3,400,000	3,893,015
5.00%, 4/1/2032	2,750,000	3,183,162

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Connecticut State Health & Educational Facilities Authority Revenue, CT:
Series C-2, 2.80%, 7/1/2057 (b)	$11,015,000	$10,823,973
Series X-2, 5.00%, 7/1/2037	2,500,000	2,978,973
Metropolitan District, General Obligation, CT Series A, 4.00%, 9/1/2041	500,000	504,134
State of Connecticut Clean Water Fund-State Revolving Fund Revenue, CT Series A, 5.00%, 2/1/2037	2,835,000	3,099,778
State of Connecticut Special Tax Revenue, CT:
Series A, 4.00%, 5/1/2038	2,660,000	2,755,816
Series A, 5.00%, 7/1/2028	5,000,000	5,444,102
Series A, 5.00%, 5/1/2032	1,000,000	1,130,596
Series A, 5.00%, 7/1/2038	2,000,000	2,313,279
Series B, 5.00%, 7/1/2029	5,500,000	6,117,072
Series B, 5.00%, 7/1/2031	9,175,000	10,592,467
Series C, 5.00%, 1/1/2028	750,000	807,802
State of Connecticut, General Obligation, CT:
Series 2021-A, 3.00%, 1/15/2037	615,000	572,358
Series A, 3.00%, 1/15/2039	800,000	714,161
Series B, 3.00%, 1/15/2040	2,000,000	1,762,760
Series A, 4.00%, 1/15/2028	2,175,000	2,265,498
Series A, 4.00%, 1/15/2030	4,850,000	5,178,625
Series A, 4.00%, 1/15/2032	2,000,000	2,168,642
Series A, 4.00%, 1/15/2035	510,000	538,680
Series A, 4.00%, 4/15/2037	1,750,000	1,791,703
Series B, 4.00%, 6/1/2030	750,000	804,478
Series C, 4.00%, 6/1/2025	500,000	504,235
Series C, 4.00%, 6/1/2031	1,555,000	1,664,263
Series C, 4.00%, 6/1/2036	915,000	960,852
Series C, 4.00%, 6/1/2037	825,000	857,723
Series C, 4.00%, 6/1/2038	500,000	515,517
Series A, 5.00%, 1/15/2026	4,660,000	4,813,431
Series B, 5.00%, 8/1/2025	2,665,000	2,726,664
Series C, 5.00%, 3/1/2031	8,510,000	9,770,875
Series E, 5.00%, 11/15/2030	4,600,000	5,254,842
University of Connecticut Revenue, CT:
Series A, 5.00%, 5/1/2026	1,600,000	1,662,752
Series A, 5.00%, 8/15/2033	1,100,000	1,309,488
Series A, 5.00%, 2/15/2041	1,000,000	1,083,855
		100,565,571
DELAWARE — 0.3%
State of Delaware, General Obligation, DE:
Series A, 2.00%, 1/1/2036	825,000	672,787
Series A, 5.00%, 1/1/2025	75,000	75,887
Series A, 5.00%, 2/1/2029	495,000	537,241
Series A, 5.00%, 5/1/2029	1,060,000	1,181,751
Security Description	Principal Amount	Value
Series A, 5.00%, 2/1/2032	$300,000	$325,536
Series A, 5.00%, 5/1/2033	3,000,000	3,593,963
Series A, 5.00%, 5/1/2038	5,000,000	5,806,993
		12,194,158
DISTRICT OF COLUMBIA — 1.9%
District of Columbia Income Tax Revenue, DC:
Series A, 2.63%, 3/1/2045	635,000	473,215
Series A, 4.00%, 3/1/2037	5,000,000	5,139,174
Series C, 4.00%, 5/1/2038	500,000	511,604
Series A, 5.00%, 3/1/2027	800,000	848,164
Series A, 5.00%, 3/1/2033	555,000	618,819
Series A, 5.00%, 3/1/2035	700,000	776,482
Series A, 5.00%, 5/1/2040	2,000,000	2,274,053
Series A, 5.00%, 5/1/2041	835,000	945,029
Series A, 5.00%, 7/1/2041	4,225,000	4,735,692
Series A, 5.00%, 5/1/2042	2,000,000	2,250,801
Series A, 5.00%, 7/1/2047	16,690,000	18,233,304
Series B, 5.00%, 10/1/2027	500,000	537,145
Series C, 5.00%, 5/1/2027	650,000	691,775
Series C, 5.00%, 10/1/2033	1,000,000	1,201,932
Series A, 5.25%, 5/1/2048	2,185,000	2,436,462
Series A, 5.50%, 7/1/2047	3,360,000	3,796,856
District of Columbia, General Obligation, DC:
Series A, 4.00%, 6/1/2035	225,000	228,656
Series A, 5.00%, 6/1/2032	330,000	350,265
Series A, 5.00%, 6/1/2033	300,000	318,094
Series A, 5.00%, 6/1/2034	225,000	238,395
Series A, 5.00%, 1/1/2045	10,000,000	11,081,763
Series D, 5.00%, 6/1/2032	505,000	536,012
Series D, 5.00%, 2/1/2046	4,000,000	4,319,703
Series E, 5.00%, 6/1/2032	145,000	151,850
Washington Metropolitan Area Transit Authority Dedicated Revenue, DC:
Series A, 3.00%, 7/15/2043	1,550,000	1,278,637
Series A, 5.00%, 7/15/2025	500,000	510,927
Series A, 5.00%, 7/15/2041	4,535,000	4,993,253
Washington Metropolitan Area Transit Authority Revenue, DC:
Series A-1, 5.00%, 7/1/2024	170,000	170,518
Series B, 5.00%, 7/1/2029	150,000	159,223
Series B, 5.00%, 7/1/2030	350,000	371,218
		70,179,021
FLORIDA — 2.7%
Central Florida Expressway Authority Revenue, FL AGM, 4.00%, 7/1/2038 (a)	730,000	748,641
Central Florida Tourism Oversight District, General Obligation, FL:
Series A, 4.00%, 6/1/2031	500,000	512,333
Series A, 4.00%, 6/1/2035	375,000	379,227

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 6/1/2036	$500,000	$522,940
Series A, 5.00%, 6/1/2037	450,000	467,973
City of Gainesville Utilities System Revenue, FL:
Series A, 5.00%, 10/1/2024	125,000	125,838
Series A, 5.00%, 10/1/2032	270,000	288,663
City of Jacksonville Revenue, FL:
Series A, 5.00%, 10/1/2025	2,000,000	2,054,782
Series A, 5.00%, 10/1/2029	1,590,000	1,773,862
Series A, 5.00%, 10/1/2033	1,035,000	1,142,862
Series A, 5.00%, 10/1/2034	500,000	551,562
Series B, 5.00%, 10/1/2028	500,000	521,414
City of Melbourne Water & Sewer Revenue, FL 5.00%, 11/15/2047	1,400,000	1,535,006
City of Miami Revenue, FL Series A, 5.00%, 3/1/2048	8,800,000	9,629,177
City of Port St. Lucie, Special Assessment, FL:
BAM, 3.00%, 7/1/2037 (a)	410,000	375,622
BAM, 3.00%, 7/1/2041 (a)	510,000	435,263
3.25%, 7/1/2045	125,000	105,750
City of Tallahassee Energy System Revenue, FL:
5.00%, 10/1/2029	225,000	226,366
5.00%, 10/1/2032	195,000	199,032
City of Tallahassee Utility System Revenue, FL 5.00%, 10/1/2036	600,000	603,496
County of Broward Convention Center Hotel Revenue, FL 5.00%, 1/1/2040	6,200,000	6,808,574
County of Broward Tourist Development Tax Revenue, FL:
4.00%, 9/1/2037	3,160,000	3,222,451
5.00%, 9/1/2025	2,500,000	2,537,913
5.00%, 9/1/2032	655,000	747,057
County of Miami-Dade Revenue, FL Series B, 3.13%, 4/1/2037	230,000	212,242
County of Miami-Dade Transit System Revenue, FL:
3.00%, 7/1/2028	150,000	149,673
3.00%, 7/1/2038	585,000	518,974
3.13%, 7/1/2029	130,000	130,246
5.00%, 7/1/2045	1,000,000	1,081,444
County of Miami-Dade Water & Sewer System Revenue, FL:
4.00%, 10/1/2038	810,000	832,239
5.00%, 10/1/2034	725,000	787,364
5.00%, 10/1/2035	650,000	703,867
County of Miami-Dade, General Obligation, FL 2.38%, 7/1/2040	955,000	714,148
Security Description	Principal Amount	Value
County of Sarasota Utility System Revenue, FL 5.25%, 10/1/2047	$4,000,000	$4,416,188
Florida Department of Environmental Protection Revenue, FL Series A, 5.00%, 7/1/2025	105,000	107,187
Florida Department of Management Services Revenue, FL Series A, 5.00%, 9/1/2025	160,000	163,779
Florida Department of Management Services, Certificate Participation, FL:
Series A, 2.00%, 11/1/2038	725,000	540,923
Series A, 3.00%, 11/1/2035	1,000,000	957,709
Series A, 3.00%, 11/1/2037	950,000	867,167
Series A, 5.00%, 8/1/2025	170,000	173,666
JEA Electric System Revenue, FL:
Series III-B, 3.38%, 10/1/2034	150,000	146,702
Series B, 5.00%, 10/1/2030	125,000	133,039
JEA Water & Sewer System Revenue, FL:
Series A, 3.00%, 10/1/2037	500,000	455,794
Series A, 3.25%, 10/1/2035	100,000	98,390
Series A, 3.25%, 10/1/2036	250,000	242,942
Series A, 3.38%, 10/1/2041	615,000	556,296
Series A, 5.00%, 10/1/2028	185,000	198,283
Series A, 5.00%, 10/1/2034	1,600,000	1,905,179
Series A, 5.00%, 10/1/2035	1,000,000	1,185,053
Orange County School Board, Certificate Participation, FL Series D, 5.00%, 8/1/2032	110,000	112,473
Orlando Utilities Commission Revenue, FL:
Series A, 5.00%, 10/1/2040	1,280,000	1,441,769
Series A, 5.00%, 10/1/2041	1,800,000	2,022,439
Series A, 5.00%, 10/1/2042	4,000,000	4,488,709
Polk County School District Revenue, FL 5.00%, 10/1/2030	1,070,000	1,189,035
Sarasota County School Board, Certificate Participation, FL Series A, 5.00%, 7/1/2035	2,750,000	3,227,537
South Florida Water Management District, Certificate Participation, FL:
5.00%, 10/1/2027	165,000	170,585
5.00%, 10/1/2032	300,000	309,274
State of Florida Department of Transportation Revenue, FL 5.00%, 7/1/2032	525,000	574,651
State of Florida Department of Transportation Turnpike System Revenue, FL:
Series B, 2.00%, 7/1/2044	565,000	370,551

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series B, 2.13%, 7/1/2046	$1,085,000	$703,803
Series A, 3.00%, 7/1/2036	590,000	552,068
Series B, 3.00%, 7/1/2043	725,000	606,321
Series C, 3.00%, 7/1/2046	8,870,000	7,196,343
Series A, 4.00%, 7/1/2043	7,700,000	7,702,282
Series B, 5.00%, 7/1/2024	225,000	225,646
Series C, 5.00%, 7/1/2030	300,000	311,612
State of Florida Lottery Revenue, FL Series A, 5.00%, 7/1/2024	330,000	331,038
State of Florida, General Obligation, FL:
Series E, 2.38%, 6/1/2031	295,000	271,686
Series A, 5.00%, 6/1/2024	170,000	170,354
Series A, 5.00%, 6/1/2027	890,000	947,929
Series A, 5.00%, 6/1/2030	2,500,000	2,844,546
Series B, 5.00%, 6/1/2028	1,815,000	1,978,283
Series B, 5.00%, 6/1/2029	5,215,000	5,809,724
Series F, 5.00%, 6/1/2024	110,000	110,229
Series F, 5.00%, 6/1/2029	125,000	129,992
Tohopekaliga Water Authority Revenue, FL 4.00%, 10/1/2034	110,000	111,715
		96,704,892
GEORGIA — 2.0%
City of Atlanta Airport Passenger Facility Charge Revenue, GA:
Series C, 5.00%, 7/1/2036	660,000	725,246
Series C, 5.00%, 7/1/2038	495,000	537,875
City of Atlanta Department of Aviation Revenue, GA Series A, 5.00%, 7/1/2047	5,000,000	5,454,349
City of Atlanta, General Obligation, GA:
Series A-1, 5.00%, 12/1/2031	3,385,000	3,947,044
Series A-1, 5.00%, 12/1/2032	2,000,000	2,363,032
County of DeKalb Water & Sewerage Revenue, GA:
5.00%, 10/1/2026	6,000,000	6,285,091
5.00%, 10/1/2030	5,000,000	5,693,425
5.00%, 10/1/2044	8,000,000	8,816,910
Georgia Ports Authority Revenue, GA:
4.00%, 7/1/2046	1,235,000	1,227,313
4.00%, 7/1/2047	1,390,000	1,371,256
Georgia State Road & Tollway Authority Revenue, GA Series A, 4.00%, 7/15/2035	500,000	536,955
Metropolitan Atlanta Rapid Transit Authority Revenue, GA Series C, 3.25%, 7/1/2039	560,000	520,268
Private Colleges & Universities Authority Revenue, GA:
Series B, 4.00%, 9/1/2041	780,000	793,412
Series B, 5.00%, 9/1/2033	3,000,000	3,581,888
Security Description	Principal Amount	Value
Richmond County Board of Education, General Obligation, GA:
5.00%, 10/1/2025	$4,350,000	$4,459,517
5.00%, 10/1/2027	5,500,000	5,893,414
State of Georgia, General Obligation, GA:
Series A, 3.00%, 7/1/2041	800,000	694,227
Series A, 4.00%, 7/1/2035	3,275,000	3,525,511
Series A, 4.00%, 7/1/2038	2,660,000	2,794,284
Series A, 5.00%, 7/1/2032	2,500,000	2,902,856
Series A-2, 5.00%, 2/1/2031	505,000	536,272
Series C, 5.00%, 7/1/2030	9,070,000	10,320,268
Series E, 5.00%, 12/1/2025	360,000	371,407
		73,351,820
HAWAII — 0.5%
City & County Honolulu Wastewater System Revenue, HI:
Series B, 4.00%, 7/1/2032	560,000	568,883
4.25%, 7/1/2042	1,000,000	1,030,614
4.50%, 7/1/2048	2,625,000	2,699,164
City & County of Honolulu, General Obligation, HI:
Series A, 4.00%, 7/1/2041	500,000	506,022
Series A, 5.00%, 10/1/2028	150,000	153,610
Series B, 5.00%, 10/1/2029	530,000	542,210
Series B, 5.00%, 10/1/2030	210,000	214,807
Series B, 5.00%, 3/1/2031	500,000	561,580
Series C, 5.00%, 7/1/2035	915,000	1,025,842
Series D, 5.00%, 3/1/2026	2,700,000	2,800,369
Series D, 5.00%, 3/1/2029	1,000,000	1,104,896
Series E, 5.00%, 3/1/2027	1,000,000	1,057,905
County of Hawaii, General Obligation, HI:
4.00%, 9/1/2042	1,750,000	1,760,242
4.00%, 9/1/2043	1,250,000	1,249,796
State of Hawaii State Highway Fund Revenue, HI:
5.00%, 1/1/2036	500,000	566,003
Series B, 5.00%, 1/1/2025	200,000	202,380
Series B, 5.00%, 1/1/2027	215,000	223,516
Series B, 5.00%, 1/1/2029	265,000	274,912
State of Hawaii, General Obligation, HI:
Series FG, 5.00%, 10/1/2029	395,000	412,022
Series FH, 5.00%, 10/1/2027	370,000	386,307
Series FN, 5.00%, 10/1/2025	335,000	344,225
		17,685,305
IDAHO — 0.2%
Idaho Housing & Finance Association Revenue, ID:
Series A, 4.00%, 8/15/2049	1,000,000	959,008

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.25%, 8/15/2048	$4,445,000	$4,940,405
		5,899,413
ILLINOIS — 1.8%
Champaign County Community Unit School District No. 4 Champaign, General Obligation, IL Series A, 5.00%, 1/1/2034	1,160,000	1,236,090
Chicago Park District, General Obligation, IL:
Series C, BAM, 4.00%, 1/1/2042 (a)	500,000	487,303
Series C, 5.00%, 1/1/2028	1,200,000	1,272,286
Series F-2, 5.00%, 1/1/2039	1,625,000	1,720,246
Chicago Transit Authority Sales Tax Receipts Fund Revenue, IL Series A, BAM, 5.00%, 12/1/2046 (a)	1,000,000	1,069,434
City of Chicago Waterworks Revenue, IL:
Series B, AGM, 5.00%, 11/1/2037 (a)	1,000,000	1,120,124
Series B, AGM, 5.00%, 11/1/2039 (a)	3,340,000	3,714,415
AGM, 5.25%, 11/1/2031 (a)	250,000	267,795
Cook Kane Lake & McHenry Counties Community College District No. 512, General Obligation, IL Series B, 5.00%, 12/1/2028	535,000	587,339
Illinois Finance Authority Revenue, IL:
4.00%, 1/1/2025	350,000	351,196
4.00%, 7/1/2025	385,000	388,120
4.00%, 12/1/2035	620,000	639,530
5.00%, 7/1/2024	430,000	431,234
5.00%, 1/1/2027	285,000	293,988
5.00%, 7/1/2027	565,000	592,313
5.00%, 7/1/2028	125,000	128,942
5.00%, 7/1/2029	165,000	169,721
5.00%, 1/1/2030	350,000	359,653
5.00%, 7/1/2030	570,000	645,004
5.00%, 7/1/2032	520,000	546,261
5.00%, 7/1/2033	610,000	640,722
5.00%, 7/1/2036	125,000	130,512
Series A, 5.00%, 10/1/2028	3,000,000	3,270,683
Illinois State Toll Highway Authority Revenue, IL:
Series A, 4.00%, 1/1/2042	2,250,000	2,241,690
Series A, 4.00%, 1/1/2046	615,000	596,266
Series A, 5.00%, 1/1/2030	1,225,000	1,372,414
Series A, 5.00%, 1/1/2032	2,875,000	3,325,289
Series A, 5.00%, 1/1/2033	2,000,000	2,348,295
Series A, 5.00%, 1/1/2034	2,765,000	3,292,430
Series A, 5.00%, 1/1/2035	480,000	515,960
Security Description	Principal Amount	Value
Series A, 5.00%, 1/1/2036	$1,200,000	$1,420,790
Series A, 5.00%, 1/1/2037	3,000,000	3,535,956
Series A, 5.00%, 1/1/2038	1,000,000	1,165,626
Series A, 5.00%, 1/1/2041	1,000,000	1,132,686
Series A, 5.00%, 1/1/2042	2,250,000	2,483,720
Series A, 5.00%, 1/1/2043	1,275,000	1,390,212
Series B, 5.00%, 1/1/2036	215,000	223,055
Series B, 5.00%, 1/1/2037	320,000	320,000
Series C, 5.00%, 1/1/2036	215,000	217,625
Series A, 5.25%, 1/1/2043	1,000,000	1,133,848
Series A, 5.25%, 1/1/2045	2,705,000	3,011,927
Kendall Kane & Will Counties Community Unit School District No. 308, General Obligation, IL 4.00%, 2/1/2032	510,000	515,808
Metropolitan Water Reclamation District of Greater Chicago, General Obligation, IL Series C, 5.00%, 12/1/2031	1,100,000	1,273,148
Sales Tax Securitization Corp. Revenue, IL:
Series A, 5.00%, 1/1/2030	6,500,000	7,239,994
Series A, 5.00%, 1/1/2033	2,740,000	3,184,770
Will County School District No. 86 Joliet, General Obligation, IL BAM, 4.00%, 1/1/2049 (a)	2,250,000	2,127,285
		64,131,705
INDIANA — 0.8%
Crown Point Multi School Building Corp. Revenue, IN 5.00%, 7/15/2034	1,000,000	1,132,094
Indiana Finance Authority Revenue, IN:
Series A, BAM, 4.00%, 10/1/2046 (a)	500,000	495,478
Series D, 4.00%, 8/1/2041	300,000	306,885
Series 1, 5.00%, 10/1/2034	9,685,000	11,135,551
Series A, 5.00%, 6/1/2028	145,000	156,202
Series A, 5.00%, 10/1/2035	1,250,000	1,465,946
Series B, 5.00%, 2/1/2026	3,250,000	3,362,026
Series C, 5.00%, 6/1/2028	270,000	282,613
Series E, 5.00%, 2/1/2027	110,000	114,823
Indianapolis Local Public Improvement Bond Bank Revenue, IN:
Series C, 4.00%, 1/1/2037	670,000	683,387
Series A, 5.00%, 2/1/2030	500,000	548,894
Series B, 5.25%, 2/1/2048	2,230,000	2,483,216
Series D, 6.00%, 2/1/2048	3,510,000	4,115,264
IPS Multi-School Building Corp. Revenue, IN:
5.00%, 7/15/2033	1,100,000	1,253,862
5.00%, 7/15/2035	1,250,000	1,424,922
		28,961,163

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
IOWA — 0.2%
Iowa Finance Authority Revenue, IA:
Series A, 5.00%, 8/1/2034	$500,000	$568,665
Series A, 5.00%, 8/1/2035	1,000,000	1,189,304
Series A, 5.00%, 8/1/2040	1,500,000	1,710,366
Series A, 5.00%, 8/1/2047	5,000,000	5,510,576
State of Iowa Revenue, IA Series A, 5.00%, 6/1/2028	100,000	103,836
		9,082,747
KANSAS — 0.1%
County of Johnson, General Obligation, KS Series A, 5.00%, 9/1/2029	550,000	589,769
Kansas Development Finance Authority Revenue, KS Series SR, 5.00%, 5/1/2043	3,000,000	3,368,211
State of Kansas Department of Transportation Revenue, KS:
5.00%, 9/1/2034	270,000	275,541
Series A, 5.00%, 9/1/2026	100,000	104,582
		4,338,103
KENTUCKY — 0.3%
Kentucky State Property & Building Commission Revenue, KY Series A, AGM, 5.00%, 11/1/2025 (a)	3,000,000	3,078,218
Kentucky Turnpike Authority Revenue, KY Series B, 5.00%, 7/1/2026	120,000	124,780
Louisville & Jefferson County Metropolitan Sewer District Revenue, KY:
Series A, 2.25%, 5/15/2043	700,000	491,823
Series C, 5.00%, 5/15/2026	2,550,000	2,653,272
Louisville/Jefferson County Metropolitan Government, General Obligation, KY Series A, 5.00%, 12/1/2039	4,560,000	5,265,287
University of Kentucky Revenue, KY:
Series A, 3.13%, 10/1/2037	360,000	331,135
Series A, 3.25%, 4/1/2039	255,000	235,679
		12,180,194
LOUISIANA — 0.6%
East Baton Rouge Sewerage Commission Revenue, LA:
Series A, 1.30%, 2/1/2041 (b)	755,000	669,379
Series A, 4.00%, 2/1/2038	630,000	639,086
Ernest N Morial New Orleans Exhibition Hall Authority, Special Tax Revenue, LA 5.25%, 7/15/2048	5,000,000	5,499,687
Security Description	Principal Amount	Value
Jefferson Parish Consolidated Waterworks District No. 2 Revenue, LA BAM, 4.00%, 2/1/2034 (a)	$740,000	$781,924
State of Louisiana Gasoline & Fuels Tax Revenue, LA:
Series B, 5.00%, 5/1/2025	520,000	529,734
Series C, 5.00%, 5/1/2030	405,000	431,546
State of Louisiana Revenue, LA:
5.00%, 9/1/2025	3,000,000	3,076,717
Series A, 5.00%, 9/1/2027	560,000	598,946
Series A, 5.00%, 6/15/2031	70,000	70,155
State of Louisiana, General Obligation, LA:
Series A, 5.00%, 4/1/2027	2,875,000	3,047,394
Series A, 5.00%, 2/1/2028	2,000,000	2,158,905
Series A, 5.00%, 2/1/2029	2,000,000	2,205,805
Series A, 5.00%, 3/1/2030	575,000	649,271
Series A, 5.00%, 3/1/2035	1,500,000	1,684,770
		22,043,319
MAINE — 0.0% (d)
State of Maine, General Obligation, ME Series B, 5.00%, 6/1/2027	700,000	745,704
MARYLAND — 3.0%
City of Baltimore Revenue, MD:
Series A, 4.00%, 7/1/2044	2,000,000	1,974,001
Series A, 4.00%, 7/1/2045	2,795,000	2,751,189
Series B, 4.00%, 7/1/2035	330,000	335,964
City of Baltimore, General Obligation, MD Series B, 5.00%, 10/15/2024	250,000	251,894
County of Baltimore, Certificate Participation, MD:
5.00%, 3/1/2028	700,000	757,312
5.00%, 3/1/2031	1,800,000	2,049,618
County of Baltimore, General Obligation, MD:
4.00%, 3/1/2034	565,000	591,621
Series 81, 4.00%, 3/1/2033	3,615,000	3,786,892
5.00%, 3/1/2026	775,000	803,663
5.00%, 3/1/2044	4,350,000	4,883,109
County of Montgomery, General Obligation, MD:
Series A, 3.00%, 8/1/2032	900,000	881,712
Series A, 3.00%, 8/1/2033	1,150,000	1,123,678
Series B, 4.00%, 11/1/2024	1,000,000	1,002,957
Series A, 5.00%, 11/1/2025	540,000	555,762
Series A, 5.00%, 8/1/2026	12,705,000	13,295,138
Series A, 5.00%, 11/1/2032	575,000	632,094
County of Prince George's, General Obligation, MD:
Series A, 5.00%, 7/1/2027	3,500,000	3,740,988
Series A, 5.00%, 7/1/2028	2,000,000	2,186,034
Series A, 5.00%, 7/15/2035	2,000,000	2,179,999

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Maryland Stadium Authority Revenue, MD:
Series A, 5.00%, 3/1/2035	$5,000,000	$5,836,289
Series A, 5.00%, 3/1/2036	4,000,000	4,642,070
Maryland State Transportation Authority Revenue, MD:
4.00%, 7/1/2045	2,525,000	2,485,421
Series A, 5.00%, 7/1/2038	2,680,000	3,087,618
Series A, 5.00%, 7/1/2039	2,445,000	2,803,280
State of Maryland Department of Transportation Revenue, MD Series A, 2.00%, 10/1/2034	5,465,000	4,492,456
State of Maryland, General Obligation, MD:
Series C, 4.00%, 3/1/2028	3,000,000	3,143,054
Series A, 5.00%, 8/1/2025	2,025,000	2,073,453
Series A, 5.00%, 3/15/2027	1,200,000	1,274,141
Series A, 5.00%, 3/15/2030	2,875,000	3,257,523
Series A, 5.00%, 8/1/2032	1,500,000	1,737,691
Series A, 5.00%, 6/1/2033	8,210,000	9,654,052
Series A, 5.00%, 6/1/2034	8,425,000	9,896,627
Series A, 5.00%, 6/1/2035	2,995,000	3,501,826
Series B, 5.00%, 8/1/2027	1,840,000	1,970,410
Washington Suburban Sanitary Commission Revenue, MD:
2.00%, 12/1/2044	2,380,000	1,537,295
4.00%, 6/1/2049	3,000,000	2,932,356
		108,109,187
MASSACHUSETTS — 3.7%
City of Boston, General Obligation, MA Series A, 5.00%, 11/1/2027	4,780,000	5,199,239
Commonwealth of Massachusetts Transportation Fund Revenue, MA:
Series A, 5.00%, 6/1/2042	1,040,000	1,143,295
Series B, 5.00%, 6/1/2048	6,500,000	7,086,479
Commonwealth of Massachusetts, General Obligation, MA:
Series C, 2.00%, 9/1/2042	1,600,000	1,121,735
Series C, 2.38%, 9/1/2043	2,255,000	1,664,140
Series C, 2.38%, 9/1/2044	1,650,000	1,198,255
Series C, 2.38%, 9/1/2046	1,400,000	982,923
Series B, 2.50%, 3/1/2043	500,000	381,464
Series D, 3.00%, 11/1/2038	750,000	677,298
Series D, 3.00%, 11/1/2041	2,200,000	1,893,888
Series D, 3.00%, 11/1/2042	1,975,000	1,673,472
Series D, 4.00%, 11/1/2041	650,000	661,365
Series A, 5.00%, 7/1/2024	670,000	671,940
Series A, 5.00%, 10/1/2031	1,500,000	1,752,137
Series A, 5.00%, 3/1/2038	2,000,000	2,339,976
Series A, 5.00%, 1/1/2039	3,000,000	3,467,414
Series A, 5.00%, 3/1/2040	5,000,000	5,729,418
Series A, 5.00%, 7/1/2045	2,835,000	3,046,758
Security Description	Principal Amount	Value
Series B, 5.00%, 7/1/2027	$115,000	$123,066
Series B, 5.00%, 10/1/2027	3,000,000	3,229,102
Series B, 5.00%, 10/1/2031	1,500,000	1,752,137
Series B, 5.00%, 11/1/2032	3,000,000	3,560,266
Series B, 5.00%, 11/1/2034	2,860,000	3,454,751
Series B, 5.00%, 11/1/2036	3,000,000	3,562,261
Series C, 5.00%, 8/1/2039	3,000,000	3,450,206
Series D, 5.00%, 7/1/2027	620,000	663,487
Series D, 5.00%, 11/1/2028	13,500,000	14,895,473
Series E, 5.00%, 11/1/2026	1,285,000	1,353,735
Series E, 5.00%, 11/1/2049	2,515,000	2,714,099
Series C, 5.25%, 10/1/2047	14,000,000	15,558,941
Massachusetts Bay Transportation Authority Sales Tax Revenue, MA:
4.00%, 5/1/2025	3,530,000	3,555,450
Series A-1, 4.00%, 7/1/2048	10,000,000	9,827,250
Series A-1, 4.00%, 7/1/2039	550,000	563,823
Series A-1, 5.00%, 7/1/2025	1,115,000	1,139,598
Series A-2, 5.00%, 7/1/2032	1,500,000	1,779,079
Massachusetts Clean Water Trust Revenue, MA:
5.00%, 2/1/2032	3,250,000	3,837,738
5.00%, 2/1/2033	2,000,000	2,402,258
Series 25B, 5.00%, 2/1/2038	300,000	348,117
Series 25B, 5.00%, 2/1/2039	350,000	403,286
Series 25B, 5.00%, 2/1/2041	1,000,000	1,139,305
Series 25B, 5.00%, 2/1/2042	450,000	510,231
Massachusetts Development Finance Agency Revenue, MA:
Series B, 5.00%, 11/15/2032	10,000,000	12,037,828
Series FF, 5.00%, 10/1/2026	2,250,000	2,363,002
Massachusetts School Building Authority Revenue, MA Series A, 5.00%, 2/15/2044	1,115,000	1,186,428
		136,102,113
MICHIGAN — 1.2%
City of Lansing, General Obligation, MI:
Series B, AGM, 4.00%, 6/1/2038 (a)	4,375,000	4,525,703
Series B, AGM, 4.00%, 6/1/2039 (a)	2,250,000	2,298,853
Series B, AGM, 4.00%, 6/1/2040 (a)	2,500,000	2,535,427
Series B, AGM, 5.00%, 6/1/2041 (a)	2,430,000	2,697,220
Grand Rapids Public Schools, General Obligation, MI AGM, 5.00%, 5/1/2049 (a)	4,250,000	4,603,241
Great Lakes Water Authority Sewage Disposal System Revenue, MI:
Series A, 5.00%, 7/1/2032	1,165,000	1,357,689
Series C, 5.25%, 7/1/2048	1,400,000	1,576,687

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Great Lakes Water Authority Water Supply System Revenue, MI:
Series A, 5.00%, 7/1/2038	$1,180,000	$1,369,771
Series B, 5.25%, 7/1/2048	1,500,000	1,689,307
Macomb Interceptor Drain Drainage District, Special Assessment, MI Series A, 5.00%, 5/1/2032	335,000	352,287
Michigan State Building Authority Revenue, MI:
Series I, 4.00%, 10/15/2035	225,000	229,078
Series I, 5.00%, 4/15/2028	175,000	179,442
Series I, 5.00%, 10/15/2028	100,000	104,644
Series I, 5.00%, 4/15/2030	10,000	10,250
Series I, 5.00%, 10/15/2030	390,000	407,187
Series I, 5.00%, 4/15/2031	545,000	558,692
Series I, 5.00%, 10/15/2032	255,000	265,796
Series I, 5.00%, 10/15/2033	330,000	343,589
Michigan State University Revenue, MI Series A, 5.00%, 2/15/2048	2,225,000	2,447,571
Portage Public Schools, General Obligation, MI 5.00%, 11/1/2028	145,000	149,988
State of Michigan Trunk Line Revenue, MI:
Series A, 4.00%, 11/15/2041	3,500,000	3,566,856
Series A, 4.00%, 11/15/2044	3,910,000	3,956,708
Series B, 4.00%, 11/15/2038	1,615,000	1,668,464
Series B, 4.00%, 11/15/2045	5,000,000	5,011,433
State of Michigan, General Obligation, MI:
Series A, 3.00%, 5/15/2036	1,140,000	1,075,890
Series A, 4.00%, 5/15/2040	835,000	848,603
University of Michigan Revenue, MI Series A, 4.00%, 4/1/2045	700,000	694,952
		44,525,328
MINNESOTA — 1.4%
Anoka-Hennepin Independent School District No. 11, General Obligation, MN Series A, 3.00%, 2/1/2045	780,000	645,768
Elk River Independent School District No. 728, General Obligation, MN Series A, 2.00%, 2/1/2034	845,000	719,121
Metropolitan Council, General Obligation, MN Series C, 5.00%, 3/1/2025	125,000	126,918
Minnesota Public Facilities Authority State Revolving Fund Revenue, MN Series B, 4.00%, 3/1/2026	130,000	132,627
Security Description	Principal Amount	Value
South Washington County Independent School District No. 833, General Obligation, MN Series A, 4.00%, 2/1/2029	$325,000	$329,151
State of Minnesota, Certificate Participation, MN:
5.00%, 11/1/2038	10,000,000	11,544,759
5.00%, 11/1/2039	12,000,000	13,776,084
State of Minnesota, General Obligation, MN:
Series A, 5.00%, 8/1/2024	750,000	753,232
Series A, 5.00%, 8/1/2025	1,360,000	1,392,183
Series A, 5.00%, 8/1/2027	640,000	684,029
Series A, 5.00%, 10/1/2028	205,000	220,842
Series A, 5.00%, 8/1/2032	5,960,000	7,033,318
Series B, 5.00%, 8/1/2027	2,500,000	2,671,987
Series B, 5.00%, 8/1/2030	2,390,000	2,728,095
Series D, 5.00%, 10/1/2026	325,000	340,897
Series D, 5.00%, 8/1/2027	5,000,000	5,343,973
Series D, 5.00%, 10/1/2028	540,000	581,729
White Bear Lake Independent School District No. 624, General Obligation, MN Series A, 3.00%, 2/1/2031	1,000,000	997,978
		50,022,691
MISSISSIPPI — 0.1%
State of Mississippi, General Obligation, MS:
Series B, 3.00%, 10/1/2035	795,000	757,205
Series A, 4.00%, 6/1/2036	1,000,000	1,038,719
Series B, 5.00%, 12/1/2028	250,000	262,863
Series B, 5.00%, 10/1/2033	510,000	566,028
		2,624,815
MISSOURI — 0.7%
City of Kansas City Sanitary Sewer System Revenue, MO Series A, 4.00%, 1/1/2049	3,500,000	3,429,944
County of St. Louis Revenue, MO:
Series A, 3.00%, 12/1/2031	500,000	491,782
Series A, 5.25%, 12/1/2038	1,505,000	1,646,577
Curators of the University of Missouri Revenue, MO Series B, 5.00%, 11/1/2030	5,000,000	5,711,220
Metropolitan St. Louis Sewer District Revenue, MO Series A, 5.00%, 5/1/2028	305,000	324,470
Missouri Highway & Transportation Commission Revenue, MO:
Series A, 5.00%, 5/1/2032	5,000,000	5,865,705
Series B, 5.00%, 11/1/2024	500,000	504,152

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Missouri State Board of Public Buildings Revenue, MO:
Series A, 4.00%, 4/1/2024	$150,000	$150,000
Series B, 4.00%, 10/1/2028	1,065,000	1,117,813
Series B, 5.00%, 10/1/2027	5,670,000	6,069,716
North Kansas City School District No. 74, General Obligation, MO Series B, 4.00%, 3/1/2029	25,000	25,429
		25,336,808
NEBRASKA — 0.4%
City of Lincoln Electric System Revenue, NE:
5.00%, 9/1/2032	310,000	327,619
5.00%, 9/1/2034	310,000	327,128
Omaha Public Power District Revenue, NE:
Series A, 4.00%, 2/1/2042	3,450,000	3,486,418
Series A, 5.00%, 2/1/2028	465,000	478,972
Series A, 5.25%, 2/1/2048	5,000,000	5,536,865
Series B, 5.25%, 2/1/2048	1,500,000	1,661,060
Omaha School District, General Obligation, NE 2.00%, 12/15/2042	2,045,000	1,385,881
		13,203,943
NEVADA — 0.8%
City of Henderson, General Obligation, NV Series A-1, 4.00%, 6/1/2045	800,000	790,033
Clark County Water Reclamation District, General Obligation, NV 5.00%, 7/1/2027	200,000	208,487
County of Clark Department of Aviation Revenue, NV Series A, 5.00%, 7/1/2032 (c)	3,000,000	3,478,119
County of Clark Revenue, NV 5.00%, 7/1/2024	105,000	105,309
County of Clark, General Obligation, NV:
Series C, 3.00%, 7/1/2035	800,000	764,832
Series C, 3.00%, 7/1/2039	500,000	440,320
5.00%, 6/1/2025	430,000	438,165
5.00%, 6/1/2026	150,000	156,223
Series A, 5.00%, 11/1/2024	180,000	181,453
Series A, 5.00%, 6/1/2027	140,000	148,922
Series A, 5.00%, 11/1/2029	575,000	595,038
Series B, 5.00%, 11/1/2024	170,000	171,373
Series B, 5.00%, 11/1/2025	100,000	102,732
Series B, 5.00%, 11/1/2026	180,000	189,215
Series B, 5.00%, 11/1/2028	120,000	125,736
Series B, 5.00%, 12/1/2030	525,000	572,558
Las Vegas Valley Water District, General Obligation, NV:
Series C, 3.00%, 6/1/2033	850,000	832,236
Security Description	Principal Amount	Value
Series A, 4.00%, 6/1/2041	$1,550,000	$1,566,148
Series A, 4.00%, 6/1/2042	2,230,000	2,237,703
Series C, 4.00%, 6/1/2036	500,000	526,922
Series A, 5.00%, 6/1/2026	605,000	630,100
Series A, 5.00%, 6/1/2045	2,205,000	2,425,784
State of Nevada Highway Improvement Revenue, NV:
3.38%, 12/1/2034	750,000	751,543
5.00%, 12/1/2026	310,000	322,783
State of Nevada, General Obligation, NV:
Series A, 5.00%, 5/1/2035	5,000,000	5,959,781
Series A, 5.00%, 5/1/2043	5,000,000	5,620,567
		29,342,082
NEW HAMPSHIRE — 0.0% (d)
New Hampshire Health & Education Facilities Authority Act Revenue, NH BAM, 5.00%, 7/1/2028 (a)	1,700,000	1,842,476
NEW JERSEY — 0.6%
Cherry Hill Township School District, General Obligation, NJ 4.00%, 8/1/2037	10,000,000	10,363,247
City of Ocean City, General Obligation, NJ 2.25%, 9/15/2033	1,500,000	1,326,000
Hudson County Improvement Authority Revenue, NJ 3.00%, 10/1/2039	1,980,000	1,760,867
New Jersey Educational Facilities Authority Revenue, NJ:
Series C, 2.00%, 3/1/2039	500,000	364,411
Series C, 2.00%, 3/1/2041	1,635,000	1,130,859
Series A2, 5.00%, 3/1/2041	3,000,000	3,453,422
Series C, 5.00%, 3/1/2044 (c)	2,500,000	2,842,058
		21,240,864
NEW MEXICO — 0.4%
Albuquerque Municipal School District No. 12, General Obligation, NM Series 2017, 5.00%, 8/1/2024	210,000	210,766
State of New Mexico Severance Tax Permanent Fund Revenue, NM:
Series B, 4.00%, 7/1/2024	200,000	200,064
Series A, 5.00%, 7/1/2025	5,310,000	5,423,216
Series A, 5.00%, 7/1/2026	5,100,000	5,315,572
Series A, 5.00%, 7/1/2031	1,910,000	2,206,443
		13,356,061
NEW YORK — 20.7%
Battery Park City Authority Revenue, NY:
Series B, 5.00%, 11/1/2034	2,000,000	2,409,038
Series B, 5.00%, 11/1/2037	1,030,000	1,208,997

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
City of New York, General Obligation, NY:
Series A, 3.00%, 8/1/2036	$2,485,000	$2,333,743
Series B1, 3.00%, 10/1/2041	850,000	725,115
Series B1, 3.00%, 10/1/2044	515,000	421,987
Series A, 4.00%, 8/1/2042	520,000	520,619
Series A-1, 4.00%, 8/1/2034	800,000	848,785
Series A-1, 4.00%, 8/1/2038	2,000,000	2,064,134
Series A-1, 4.00%, 8/1/2042	710,000	711,130
Series B1, 4.00%, 10/1/2039	950,000	965,375
Series B1, 4.00%, 10/1/2040	545,000	551,029
Series C, 4.00%, 8/1/2037	1,050,000	1,087,311
Series C, 4.00%, 8/1/2039	2,110,000	2,157,054
Series D1, 4.00%, 3/1/2042	550,000	550,730
Series F1, 4.00%, 3/1/2038	785,000	810,640
Series F1, 4.00%, 3/1/2040	1,150,000	1,165,568
Series F1, 4.00%, 3/1/2047	1,000,000	976,467
Series 1, 5.00%, 8/1/2028	600,000	653,680
Series 1, 5.00%, 8/1/2034	1,900,000	2,236,496
Series A-1, 5.00%, 9/1/2026	1,520,000	1,589,653
Series A-1, 5.00%, 8/1/2031	10,000,000	11,284,108
Series A-1, 5.00%, 8/1/2032	1,650,000	1,861,188
Series B1, 5.00%, 12/1/2037	500,000	519,591
Series B-1, 5.00%, 8/1/2029	7,500,000	8,312,899
Series B-1, 5.00%, 8/1/2030	14,790,000	16,690,999
Series B-1, 5.00%, 8/1/2031	6,480,000	7,426,184
Series B-1, 5.00%, 10/1/2031	1,500,000	1,723,417
Series B-1, 5.00%, 8/1/2032	1,825,000	2,122,837
Series C, 5.00%, 8/1/2027	10,700,000	11,416,145
Series C, 5.00%, 8/1/2029	8,895,000	9,859,098
Series C, 5.00%, 3/1/2033	1,750,000	2,051,377
Series C, 5.00%, 3/1/2038	500,000	579,878
Series C1, 5.00%, 8/1/2029	1,270,000	1,407,651
Series E, 5.00%, 8/1/2024	760,000	764,130
Series F-1, 5.00%, 8/1/2025	2,140,000	2,190,923
Series F-1, 5.00%, 8/1/2028	1,095,000	1,192,967
Series L6, 5.00%, 4/1/2031	1,515,000	1,673,073
Series B-1, 5.25%, 10/1/2043	1,500,000	1,676,764
Series E1, 5.25%, 3/1/2035	670,000	727,051
Series E1, 5.25%, 4/1/2044	20,000,000	22,378,906
County of Nassau, General Obligation, NY Series B, 5.00%, 4/1/2041	1,500,000	1,691,160
County of Westchester, General Obligation, NY Series A, 2.00%, 10/15/2034	6,410,000	5,245,995
Metropolitan Transportation Authority Revenue, NY:
Series A, BAM, 4.00%, 11/15/2048 (a)	3,075,000	2,935,614
Series B2, 4.00%, 11/15/2033	330,000	337,811
Series A, 5.00%, 11/15/2044	695,000	766,030
Series A, 5.25%, 11/15/2034	560,000	587,881
Series A, 5.25%, 11/15/2035	250,000	261,936
Security Description	Principal Amount	Value
Monroe County Industrial Development Corp. Revenue, NY:
5.00%, 5/1/2031	$500,000	$533,281
Series A, 5.00%, 7/1/2034	3,335,000	4,006,192
New York City Municipal Water Finance Authority Revenue, NY:
Series AA-2, 4.00%, 6/15/2042	2,560,000	2,573,400
Series AA-2, 4.00%, 6/15/2043	1,650,000	1,650,037
Series BB-1, 4.00%, 6/15/2045	4,105,000	4,041,339
Series CC-2, 4.00%, 6/15/2042	1,010,000	1,007,404
Series DD, 4.00%, 6/15/2036	520,000	550,326
Series FF, 4.00%, 6/15/2025	575,000	580,441
Series DD, 4.13%, 6/15/2046	5,000,000	4,978,233
Series DD, 4.13%, 6/15/2047	5,000,000	4,946,532
Series AA-2, 5.00%, 6/15/2028	500,000	526,151
Series AA-2, 5.00%, 6/15/2031	1,000,000	1,155,194
Series AA-2, 5.00%, 6/15/2032	1,200,000	1,384,853
Series BB, 5.00%, 6/15/2035	18,165,000	21,943,266
Series BB, 5.00%, 6/15/2036	2,985,000	3,532,289
Series BB-1, 5.00%, 6/15/2044	1,175,000	1,282,520
Series BB-2, 5.00%, 6/15/2031	530,000	564,243
Series CC-2, 5.00%, 6/15/2026	2,000,000	2,021,317
Series CC-2, 5.00%, 6/15/2028	3,000,000	3,156,907
Series DD, 5.00%, 6/15/2029	2,000,000	2,230,562
Series EE, 5.00%, 6/15/2029	695,000	715,407
Series EE, 5.00%, 6/15/2031	1,310,000	1,515,941
Series EE-2, 5.00%, 6/15/2040	5,350,000	5,790,518
New York City Transitional Finance Authority Building Aid Revenue, NY:
Series S1A, 4.00%, 7/15/2037	6,430,000	6,648,064
Series S, 5.00%, 7/15/2029	5,885,000	6,584,524
New York City Transitional Finance Authority Future Tax Secured Revenue, NY:
Series A, 3.00%, 11/1/2037	2,000,000	1,839,387
Series B-1, 3.00%, 8/1/2041	1,600,000	1,367,683
Series A3, 4.00%, 5/1/2042	2,500,000	2,503,278
Series B-1, 4.00%, 8/1/2038	800,000	824,252
Series B-1, 4.00%, 8/1/2039	3,250,000	3,316,703
Series B-1, 4.00%, 8/1/2045	2,500,000	2,454,610
Series C, 4.00%, 2/1/2027	2,000,000	2,059,437
Series C-1, 4.00%, 5/1/2036	600,000	629,314

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series C-1, 4.00%, 2/1/2039	$1,185,000	$1,210,841
Series C-1, 4.00%, 5/1/2039	875,000	891,128
Series C-1, 4.00%, 5/1/2043	2,000,000	2,009,085
Series C-1, 4.00%, 5/1/2045	3,500,000	3,433,524
Series C-1, 4.00%, 2/1/2047	535,000	519,934
Series D1, 4.00%, 11/1/2044	7,820,000	7,746,139
Series E1, 4.00%, 2/1/2042	1,220,000	1,226,329
Series A, 5.00%, 11/1/2032	2,000,000	2,288,376
Series A, 5.00%, 5/1/2035	3,935,000	4,631,296
Series A, 5.00%, 5/1/2036	5,435,000	6,364,726
Series A, 5.00%, 5/1/2038	1,000,000	1,145,965
Series A, 5.00%, 5/1/2042	1,000,000	1,119,591
Series A, 5.00%, 5/1/2045	2,735,000	2,993,555
Series A, 5.00%, 5/1/2047	2,000,000	2,174,770
Series A-1, 5.00%, 11/1/2025	6,740,000	6,943,056
Series A-1, 5.00%, 5/1/2034	250,000	258,726
Series A-1, 5.00%, 5/1/2036	245,000	252,952
Series A2, 5.00%, 5/1/2040	2,500,000	2,691,746
Series B, 5.00%, 11/1/2025	1,000,000	1,030,127
Series B, 5.00%, 11/1/2027	4,910,000	5,277,716
Series B1, 5.00%, 8/1/2030	295,000	307,122
Series B-1, 5.00%, 8/1/2025	2,240,000	2,295,072
Series B-1, 5.00%, 11/1/2028	500,000	549,189
Series B-1, 5.00%, 8/1/2029	40,000	42,744
Series B-1, 5.00%, 8/1/2030	1,395,000	1,585,581
Series B-1, 5.00%, 11/1/2034	545,000	606,327
Series C, 5.00%, 11/1/2029	720,000	765,337
Series C-1, 5.00%, 11/1/2027	2,150,000	2,311,016
Series C-1, 5.00%, 11/1/2034	3,000,000	3,309,422
Series D1, 5.00%, 11/1/2044	835,000	899,647
Series D-1, 5.00%, 11/1/2028	1,490,000	1,636,584
Series D-1, 5.00%, 11/1/2034	2,000,000	2,315,080
Series DS, 5.00%, 11/1/2036	1,000,000	1,123,829
Series E-1, 5.00%, 11/1/2027	5,365,000	5,766,792
Series E-1, 5.00%, 11/1/2030	1,705,000	1,946,419
Series E-1, 5.00%, 11/1/2040	2,400,000	2,716,760
Series F-1, 5.00%, 11/1/2025	3,000,000	3,090,381
Series F-1, 5.00%, 11/1/2029	2,750,000	3,078,659
Series F-1, 5.00%, 2/1/2047	7,000,000	7,538,155
Series G-1, 5.00%, 11/1/2027	500,000	537,446
Series A-1, 5.25%, 8/1/2040	1,135,000	1,297,202
Series B, 5.25%, 11/1/2034	3,575,000	4,245,790
New York City Transitional Finance Authority Revenue, NY:
Series B, 5.00%, 5/1/2025	1,100,000	1,119,769
Series B, 5.00%, 5/1/2026	2,250,000	2,338,707
Series C, 5.00%, 5/1/2038	2,400,000	2,766,879
Series D-1, 5.00%, 11/1/2028	4,180,000	4,591,221
Series D-1, 5.00%, 11/1/2036	5,000,000	5,903,462
Series F-1, 5.00%, 2/1/2036	5,000,000	5,928,668
Series C, 5.50%, 5/1/2040	1,250,000	1,482,712
New York Power Authority Revenue, NY Series A, AGM, 4.00%, 11/15/2040 (a)	795,000	805,729
Security Description	Principal Amount	Value
New York State Dormitory Authority Revenue, NY:
Series A, 3.00%, 7/1/2029	$315,000	$315,835
Series A, 3.00%, 3/15/2038	1,575,000	1,432,982
Series A, 3.00%, 3/15/2041	710,000	613,444
Series A, 3.00%, 3/15/2042	2,000,000	1,703,616
Series E, 3.00%, 3/15/2041	2,795,000	2,415,173
Series A, 3.25%, 2/15/2040	5,000	5,048
Series A, AGM, 4.00%, 10/1/2024 (a)	440,000	441,188
Series A, 4.00%, 3/15/2034	2,000,000	2,152,051
Series A, 4.00%, 3/15/2035	1,000,000	1,056,949
Series A, AGM, 4.00%, 10/1/2035 (a)	1,340,000	1,393,602
Series A, 4.00%, 3/15/2036	1,500,000	1,572,832
Series A, 4.00%, 3/15/2037	580,000	603,976
Series A, 4.00%, 3/15/2038	5,000,000	5,153,935
Series A, 4.00%, 3/15/2039	700,000	716,849
Series A, 4.00%, 3/15/2040	2,500,000	2,534,589
Series A, 4.00%, 3/15/2041	6,200,000	6,265,091
Series A, 4.00%, 3/15/2042	1,150,000	1,156,105
Series A, 4.00%, 3/15/2047	7,000,000	6,817,093
Series D, 4.00%, 2/15/2037	3,000,000	3,105,238
Series D, 4.00%, 2/15/2038	3,000,000	3,077,792
Series D, 4.00%, 2/15/2039	500,000	509,132
Series D, 4.00%, 2/15/2040	880,000	890,380
Series D, 4.00%, 2/15/2047	2,150,000	2,092,185
Series E, 4.00%, 3/15/2037	2,560,000	2,679,149
Series E, 4.00%, 3/15/2039	1,865,000	1,909,892
Series E, 4.00%, 3/15/2042	1,490,000	1,497,910
Series E, 4.00%, 3/15/2043	1,300,000	1,297,656
Series E, 4.00%, 3/15/2044	1,550,000	1,534,698
Series A, AGM, 5.00%, 10/1/2024 (a)	5,000	5,034
Series A, BAM, 5.00%, 10/1/2025 (a)	4,450,000	4,575,182
Series A, 5.00%, 10/1/2027	1,180,000	1,263,186
Series A, BAM, 5.00%, 10/1/2028 (a)	3,325,000	3,645,610
Series A, AGM, 5.00%, 10/1/2028	1,300,000	1,425,351
Series A, 5.00%, 3/15/2029	8,415,000	9,276,867
Series A, AGM, 5.00%, 10/1/2029 (a)	2,000,000	2,239,484
Series A, 5.00%, 3/15/2031	5,035,000	5,742,258
Series A, 5.00%, 7/1/2032	125,000	130,117
Series A, AGM, 5.00%, 10/1/2032 (a)	3,500,000	4,127,644
Series A, 5.00%, 3/15/2033	3,500,000	4,132,383
Series A, AGM, 5.00%, 10/1/2033 (a)	4,500,000	4,965,435
Series A, 5.00%, 3/15/2035	1,000,000	1,173,791
Series A, 5.00%, 7/1/2035	100,000	103,828
Series A, 5.00%, 3/15/2036	3,750,000	4,184,165
Series A, 5.00%, 3/15/2037	870,000	949,120
Series A, 5.00%, 3/15/2039	1,000,000	1,139,190

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 3/15/2043	$1,245,000	$1,330,620
Series A-1, 5.00%, 3/15/2029	3,000,000	3,323,373
Series A-1, 5.00%, 3/15/2036	3,000,000	3,526,391
Series A-1, 5.00%, 3/15/2045	3,000,000	3,333,274
Series B, 5.00%, 10/1/2030	260,000	270,496
Series D, 5.00%, 2/15/2030	2,660,000	2,988,455
Series E, 5.00%, 3/15/2031	1,730,000	1,979,384
Series E, 5.00%, 3/15/2032	2,285,000	2,655,539
New York State Environmental Facilities Corp. Revenue, NY:
Series A, 4.00%, 6/15/2045	500,000	486,033
Series A, 4.00%, 6/15/2047	2,215,000	2,163,370
Series B, 4.00%, 6/15/2037	3,190,000	3,270,590
Series A, 5.00%, 6/15/2026	1,190,000	1,241,982
Series A, 5.00%, 5/15/2032	1,450,000	1,707,914
Series A, 5.00%, 6/15/2046 (c)	5,000,000	5,578,407
Series B, 5.00%, 6/15/2026	5,000,000	5,218,411
New York State Thruway Authority Revenue, NY:
Series A-1, 4.00%, 3/15/2039	5,000,000	5,103,960
5.00%, 3/15/2041	13,100,000	14,671,538
Series A, 5.00%, 3/15/2029	2,850,000	3,158,600
Series A, 5.00%, 3/15/2039	2,000,000	2,267,567
Series A1, 5.00%, 3/15/2030	3,450,000	3,906,992
New York State Urban Development Corp. Revenue, NY:
Series A, 3.00%, 3/15/2040	1,870,000	1,640,089
Series A, 3.00%, 3/15/2041	1,415,000	1,220,798
Series C, 3.00%, 3/15/2040	2,830,000	2,467,107
Series A, 4.00%, 3/15/2038	5,975,000	6,150,508
Series A, 4.00%, 3/15/2044	5,000,000	4,916,816
Series A, 4.00%, 3/15/2047	2,000,000	1,956,416
Series C, 4.00%, 3/15/2041	2,695,000	2,709,455
Series C, 4.00%, 3/15/2045	4,450,000	4,315,030
Series E2, 4.00%, 3/15/2034	1,225,000	1,297,402
Series A, 5.00%, 3/15/2029	7,000,000	7,761,396
Series A, 5.00%, 9/15/2028	3,000,000	3,291,390
Series A, 5.00%, 3/15/2029	1,510,000	1,679,434
Series A, 5.00%, 3/15/2037	3,740,000	4,260,537
Series A, 5.00%, 3/15/2042	8,865,000	9,619,476
Series C, 5.00%, 3/15/2029	1,060,000	1,175,297
Series C, 5.00%, 3/15/2030	1,000,000	1,132,462
Series C, 5.00%, 3/15/2032	3,000,000	3,415,855
Series C, 5.00%, 3/15/2043	4,990,000	5,390,148
Series C, 5.00%, 3/15/2047	12,300,000	13,108,340
Port Authority of New York & New Jersey Revenue, NY:
Series 222, 4.00%, 7/15/2036	2,000,000	2,100,488
Series 230, 4.00%, 12/1/2028	2,000,000	2,113,605
Series 230, 4.00%, 12/1/2030	750,000	811,397
Series 240, 5.00%, 7/15/2041	2,000,000	2,261,770
Series 240, 5.00%, 7/15/2044	2,000,000	2,226,814
Series 241, 5.00%, 7/15/2040	1,140,000	1,297,260
Series 241, 5.00%, 7/15/2041	1,500,000	1,696,328
Series 243, 5.00%, 12/1/2026	2,000,000	2,109,000
Security Description	Principal Amount	Value
Series 243, 5.00%, 12/1/2033	$3,500,000	$4,207,080
Series 243, 5.00%, 12/1/2036	1,645,000	1,929,820
State of New York, General Obligation, NY:
Series A, 3.00%, 3/15/2035	1,050,000	1,025,863
Series A, 5.00%, 3/15/2032	1,500,000	1,769,082
Series A, 5.00%, 3/15/2034	4,325,000	5,186,462
Suffolk County Water Authority Revenue, NY Series B, 3.00%, 6/1/2044	500,000	416,555
Triborough Bridge & Tunnel Authority Revenue, NY:
Series C2, Zero Coupon, 5/15/2033	1,575,000	1,119,915
Series A2, 2.00%, 5/15/2045 (b)	650,000	601,347
Series C, 3.00%, 11/15/2045	895,000	717,441
Series A, 4.00%, 11/15/2033	1,395,000	1,535,402
Series A-1, 4.00%, 5/15/2046	840,000	820,660
Series A, 5.00%, 11/15/2027	1,500,000	1,616,972
Series A, 5.00%, 11/15/2031	2,675,000	3,106,875
Series A, 5.00%, 11/15/2034	550,000	651,210
Series B, 5.00%, 5/15/2027	1,250,000	1,332,254
Series B, 5.00%, 5/15/2028	10,000,000	10,895,650
Series B, 5.00%, 11/15/2028	10,865,000	11,847,195
Series B, 5.00%, 11/15/2030	5,255,000	5,980,418
Series C, 5.00%, 11/15/2030	1,570,000	1,797,603
Series C, 5.00%, 11/15/2033	675,000	735,485
Series C, 5.00%, 11/15/2038	3,000,000	3,461,995
Series C, 5.00%, 5/15/2042	1,785,000	1,972,210
Series E, 5.00%, 11/15/2032	3,000,000	3,511,518
Series C, 5.25%, 5/15/2041	2,140,000	2,422,358
Triborough Bridge & Tunnel Authority Sales Tax Revenue, NY:
Series A, 5.00%, 5/15/2042	2,225,000	2,481,209
Series A, 5.00%, 5/15/2046	7,000,000	7,659,410
Series A, 5.00%, 5/15/2047	2,500,000	2,722,462
Series A-1, 5.00%, 5/15/2040	1,590,000	1,833,416
Series A-1, 5.00%, 5/15/2045	5,250,000	5,844,517
Trust for Cultural Resources of The City of New York Revenue, NY Series 1E, 4.00%, 4/1/2030	400,000	412,256
Utility Debt Securitization Authority Revenue, NY:
Series 1, 5.00%, 6/15/2033	1,045,000	1,220,292
Series 1, 5.00%, 12/15/2033	2,000,000	2,355,932
Series 2, 5.00%, 12/15/2038	1,000,000	1,181,424
Series 2, 5.00%, 12/15/2042	1,590,000	1,826,321
Series A, 5.00%, 12/15/2032	260,000	270,498
Series A, 5.00%, 12/15/2033	500,000	520,079
Series TE, 5.00%, 12/15/2038	9,900,000	11,464,205
Series TE, 5.00%, 12/15/2039	8,645,000	9,987,409
		750,469,401

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
NORTH CAROLINA — 1.4%
City of Charlotte Airport Revenue, NC:
Series A, 4.00%, 7/1/2038	$510,000	$525,418
Series A, 5.00%, 7/1/2028	1,230,000	1,342,344
Series A, 5.00%, 7/1/2041	2,000,000	2,233,264
Series A, 5.00%, 7/1/2048	2,000,000	2,193,245
City of Charlotte Water & Sewer System Revenue, NC Series A, 5.00%, 7/1/2027	1,620,000	1,729,983
City of Charlotte, Certificate Participation, NC Series B, 5.00%, 6/1/2033	2,000,000	2,381,019
City of Charlotte, General Obligation, NC Series A, 5.00%, 6/1/2027	705,000	751,471
City of Raleigh Combined Enterprise System Revenue, NC:
4.00%, 9/1/2044	3,000,000	3,034,060
5.00%, 9/1/2033	1,000,000	1,204,126
5.00%, 9/1/2048	1,125,000	1,258,080
County of Alamance, General Obligation, NC 5.00%, 5/1/2025	3,000,000	3,056,158
County of Brunswick Enterprise Systems Revenue, NC 3.00%, 4/1/2046	500,000	404,599
County of Durham Revenue, NC:
Series A, 5.00%, 6/1/2030	815,000	924,128
Series A, 5.00%, 6/1/2033	465,000	553,587
Series A, 5.00%, 6/1/2034	1,120,000	1,331,853
Series A, 5.00%, 6/1/2035	675,000	799,783
Series A, 5.00%, 6/1/2043	1,285,000	1,442,853
County of Mecklenburg, General Obligation, NC 5.00%, 9/1/2030	2,000,000	2,291,816
County of Union Enterprise System Revenue, NC 3.00%, 6/1/2039	1,125,000	1,018,918
County of Wake Revenue, NC 4.00%, 3/1/2034	690,000	740,263
County of Wake, General Obligation, NC Series A, 5.00%, 5/1/2037	10,000,000	11,714,240
North Carolina Turnpike Authority Revenue, NC Zero Coupon, 1/1/2045	615,000	242,757
State of North Carolina Revenue, NC:
Series B, 3.00%, 5/1/2033	795,000	776,767
5.00%, 3/1/2028	3,915,000	4,231,004
Water & Sewer Authority of Cabarrus County Revenue, NC:
4.00%, 6/1/2049	4,000,000	3,915,935
5.00%, 6/1/2033	825,000	985,877
Security Description	Principal Amount	Value
5.00%, 6/1/2036	$1,000,000	$1,188,527
		52,272,075
NORTH DAKOTA — 0.0% (d)
University of North Dakota, Certificate Participation, ND Series A, AGM, 4.00%, 6/1/2046 (a)	615,000	586,030
OHIO — 2.0%
City of Columbus, General Obligation, OH Series A, 5.00%, 8/15/2039	895,000	1,028,232
County of Cuyahoga Sales Tax Revenue, OH Series A, 4.00%, 1/1/2030	3,465,000	3,675,058
Cuyahoga Community College District, General Obligation, OH:
4.00%, 12/1/2033	525,000	534,247
5.00%, 12/1/2027	400,000	416,450
5.00%, 12/1/2028	300,000	312,273
5.00%, 12/1/2037	600,000	618,692
Northeast Ohio Regional Sewer District Revenue, OH:
3.25%, 11/15/2040	100,000	90,977
5.00%, 11/15/2044	245,000	247,062
Ohio State University Revenue, OH:
Series A, 3.00%, 12/1/2044	2,325,000	1,896,423
Series A, 4.00%, 12/1/2042	700,000	704,445
Series B, 5.00%, 12/1/2033	7,500,000	8,959,254
Series C, 5.25%, 12/1/2046	5,000,000	5,671,301
Ohio Turnpike & Infrastructure Commission Revenue, OH Series A, 5.00%, 2/15/2046	5,000,000	5,363,771
Ohio Water Development Authority Revenue, OH:
Series A, 5.00%, 6/1/2028	175,000	182,216
Series A, 5.00%, 12/1/2035	1,000,000	1,145,430
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue, OH:
Series B, 3.00%, 12/1/2033	2,685,000	2,651,551
Series A, 5.00%, 12/1/2030	1,375,000	1,580,092
Series B, 5.00%, 12/1/2026	3,000,000	3,155,613
Series B, 5.00%, 12/1/2039	2,250,000	2,578,582
Series C, 5.00%, 6/1/2030	1,750,000	1,989,659
Series C, 5.00%, 12/1/2030	440,000	504,758
Series C, 5.00%, 12/1/2033	2,665,000	3,183,768
Olentangy Local School District, General Obligation, OH Series A, 4.00%, 12/1/2026	4,940,000	5,070,631
State of Ohio Revenue, OH:
Series 2022-1, 5.00%, 12/15/2033	1,000,000	1,142,274
Series C, 5.00%, 12/1/2028	230,000	241,105

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series C, 5.00%, 12/1/2029	$180,000	$188,597
Series C, 5.00%, 12/1/2030	165,000	172,708
State of Ohio, General Obligation, OH:
Series A, 4.00%, 3/1/2036	940,000	997,723
Series A, 4.00%, 3/1/2037	500,000	524,458
Series A, 4.00%, 3/1/2039	750,000	772,883
Series A, 5.00%, 3/1/2030	860,000	906,650
Series A, 5.00%, 2/1/2033	875,000	903,182
Series B, 5.00%, 8/1/2026	5,000,000	5,232,247
Series B, 5.00%, 9/15/2028	2,505,000	2,746,105
Series T, 5.00%, 11/1/2028	400,000	424,249
Series T, 5.00%, 5/1/2031	250,000	264,550
Series Y, 5.00%, 5/1/2033	1,000,000	1,189,061
Series Y, 5.00%, 5/1/2034	750,000	894,287
Series Y, 5.00%, 5/1/2035	750,000	891,181
Series Y, 5.00%, 5/1/2036	1,000,000	1,180,186
Series Y, 5.00%, 5/1/2037	1,000,000	1,167,772
Series Y, 5.00%, 5/1/2038	750,000	868,685
Series Y, 5.00%, 5/1/2039	1,000,000	1,151,751
		73,420,139
OKLAHOMA — 0.3%
Creek County Educational Facilities Authority Revenue, OK BAM, 4.00%, 9/1/2044 (a)	3,905,000	3,854,054
Oklahoma Capitol Improvement Authority Revenue, OK Series A, 5.00%, 7/1/2025	600,000	611,390
Oklahoma County Independent School District No. 89 Oklahoma City, General Obligation, OK Series A, 3.00%, 7/1/2027	5,000,000	4,978,875
		9,444,319
OREGON — 1.3%
City of Portland Sewer System Revenue, OR:
Series A, 2.50%, 6/15/2033	325,000	299,899
Series A, 3.00%, 3/1/2035	770,000	742,581
Series A, 3.00%, 3/1/2046	605,000	484,044
Series A, 5.00%, 12/1/2040	5,000,000	5,694,706
Clackamas County School District No. 12 North Clackamas, General Obligation, OR 5.00%, 6/15/2026	75,000	75,174
Hillsboro School District No. 1J, General Obligation, OR:
4.00%, 6/15/2035	700,000	732,942
4.00%, 6/15/2036	1,020,000	1,061,452
Security Description	Principal Amount	Value
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow, General Obligation, OR Series B, 5.00%, 6/15/2029	$135,000	$143,513
Multnomah County School District No. 1 Portland, General Obligation, OR 5.00%, 6/15/2025	1,615,000	1,648,600
Oregon State Lottery Revenue, OR Series C, 5.00%, 4/1/2026	510,000	518,123
Portland Community College District, General Obligation, OR:
5.00%, 6/15/2025	430,000	438,895
5.00%, 6/15/2029	500,000	520,877
5.00%, 6/15/2030	660,000	687,414
5.00%, 6/15/2031	500,000	520,334
5.00%, 6/15/2032	500,000	519,684
5.00%, 6/15/2033	500,000	519,576
Salem-Keizer School District No. 24J, General Obligation, OR:
Series A, Zero Coupon, 6/15/2039	1,995,000	987,111
Series A, Zero Coupon, 6/15/2040	2,850,000	1,335,113
Series B, 5.00%, 6/15/2032 (b)	635,000	719,263
Series B, 5.00%, 6/15/2035 (b)	2,425,000	2,727,683
State of Oregon Department of Transportation Revenue, OR:
Series A, 5.00%, 11/15/2042	7,500,000	8,462,705
Series C, 5.00%, 11/15/2025	170,000	174,946
State of Oregon, General Obligation, OR:
Series A, 5.00%, 5/1/2025	1,045,000	1,064,450
Series A, 5.00%, 5/1/2027	355,000	377,815
Series A, 5.00%, 5/1/2040	8,000,000	9,177,547
Series A, 5.00%, 5/1/2029	1,000,000	1,111,334
Series A, 5.00%, 5/1/2039	2,625,000	3,034,537
Series I, 5.00%, 8/1/2029	195,000	207,923
Series Q, 5.00%, 5/1/2028	180,000	186,935
Washington & Multnomah Counties School District No. 48J Beaverton, General Obligation, OR:
Series A, Zero Coupon, 6/15/2039	1,955,000	1,008,272
Series A, Zero Coupon, 6/15/2041	2,500,000	1,146,562
Series A, Zero Coupon, 6/15/2042	2,000,000	867,676
Series B, Zero Coupon, 6/15/2032	700,000	512,183

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 6/15/2027	$120,000	$120,291
		47,830,160
PENNSYLVANIA — 1.9%
Commonwealth of Pennsylvania, General Obligation, PA:
Series 1ST, 2.00%, 5/15/2039	665,000	481,413
Series 2020-1, 2.00%, 5/1/2039	1,475,000	1,072,912
Series 2020-1, 3.00%, 5/1/2035	900,000	872,652
Series 1ST, 4.00%, 5/15/2033	7,955,000	8,512,142
5.00%, 7/15/2025	5,000,000	5,114,351
5.00%, 10/1/2027	3,000,000	3,217,020
5.00%, 10/1/2031	1,385,000	1,609,004
5.00%, 9/1/2032	2,140,000	2,522,931
Series FIRST, 5.00%, 9/1/2028	5,000,000	5,470,907
County of Montgomery, General Obligation, PA Series A, 5.00%, 10/1/2035	5,000,000	5,764,611
Pennsylvania Economic Development Financing Authority Revenue, PA 5.00%, 8/1/2049 (c)	2,525,000	2,782,815
Pennsylvania Higher Educational Facilities Authority Revenue, PA:
Series A, 4.00%, 8/15/2033	190,000	192,749
Series AT-1, 5.00%, 6/15/2024	200,000	200,482
Series AT-1, 5.00%, 6/15/2025	100,000	101,996
Pennsylvania State University Revenue, PA:
5.00%, 9/1/2042	6,755,000	7,675,193
5.25%, 9/1/2048	5,245,000	5,942,793
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, PA:
Series A, 5.00%, 12/1/2028	105,000	109,654
Series A, 5.00%, 12/1/2030	160,000	167,331
Series A, 5.00%, 12/1/2046	625,000	671,781
Pennsylvania Turnpike Commission Revenue, PA:
Series C, 4.00%, 12/1/2040	1,400,000	1,414,508
Series A, 5.00%, 12/1/2037	1,000,000	1,152,842
Series A, 5.00%, 12/1/2038	1,500,000	1,718,637
Series A, 5.00%, 12/1/2041	4,500,000	5,083,852
University of Pittsburgh-of the Commonwealth System of Higher Education Revenue, PA Series A, 5.00%, 2/15/2034	5,000,000	6,034,723
		67,887,299
Security Description	Principal Amount	Value
RHODE ISLAND — 0.2%
Rhode Island Health & Educational Building Corp. Revenue, RI:
Series A, 4.00%, 5/15/2028	$485,000	$490,619
Series D, BAM, 4.00%, 5/15/2040 (a)	550,000	558,590
State of Rhode Island, General Obligation, RI:
Series E, 2.00%, 8/1/2038	905,000	677,829
Series A, 5.00%, 12/1/2034	3,600,000	4,289,768
Series A, 5.00%, 12/1/2035	1,000,000	1,184,263
		7,201,069
SOUTH CAROLINA — 0.5%
Anderson County School District No. 1, General Obligation, SC 3.00%, 3/1/2038	850,000	783,730
Beaufort County School District, General Obligation, SC Series C, 4.00%, 3/1/2035	1,000,000	1,057,102
Grand Strand Water & Sewer Authority Revenue, SC Series A, 4.00%, 6/1/2046	575,000	571,433
Lancaster County Public Facilities Corp. Revenue, SC 5.00%, 6/1/2042	1,250,000	1,360,023
Lexington County School District No. 2, General Obligation, SC 3.00%, 3/1/2038	125,000	115,799
Richland County School District No. 2, General Obligation, SC:
Series A, 5.00%, 3/1/2036	1,110,000	1,284,837
Series A, 5.00%, 3/1/2039	5,000,000	5,642,521
South Carolina Transportation Infrastructure Bank Revenue, SC Series B, 5.00%, 10/1/2025	5,000,000	5,134,738
State of South Carolina, General Obligation, SC Series A, 5.00%, 4/1/2025	2,500,000	2,542,776
		18,492,959
TENNESSEE — 0.8%
City of Memphis Sanitary Sewerage System Revenue, TN Series B, 5.00%, 10/1/2045	1,000,000	1,086,439
City of Memphis Water Revenue, TN 3.00%, 12/1/2045	500,000	408,210
City of Memphis, General Obligation, TN 4.00%, 5/1/2035	750,000	796,958
Metropolitan Government of Nashville & Davidson County Electric Revenue, TN:
Series A, 5.00%, 5/15/2035	1,000,000	1,200,041

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 5/15/2036	$1,000,000	$1,188,399
Metropolitan Government of Nashville & Davidson County, General Obligation, TN:
Series C, 3.00%, 1/1/2034	500,000	488,364
Series B, 4.00%, 1/1/2027	5,000,000	5,134,271
5.00%, 1/1/2026	170,000	175,565
5.00%, 1/1/2027	100,000	103,993
5.00%, 7/1/2030	650,000	710,356
New Memphis Arena Public Building Authority Revenue, TN:
Zero Coupon, 4/1/2027 (e)	1,325,000	1,218,266
Zero Coupon, 4/1/2032	1,500,000	1,109,290
Zero Coupon, 4/1/2034	3,300,000	2,242,227
Zero Coupon, 4/1/2035	760,000	493,013
Zero Coupon, 4/1/2040	750,000	363,159
Zero Coupon, 4/1/2041	2,015,000	922,805
State of Tennessee, General Obligation, TN:
Series A, 5.00%, 5/1/2026	4,000,000	4,160,165
Series A, 5.00%, 5/1/2027	6,000,000	6,381,960
		28,183,481
TEXAS — 12.4%
Alamo Community College District, General Obligation, TX:
5.00%, 8/15/2026	125,000	130,835
5.00%, 2/15/2027	1,855,000	1,961,492
Aldine Independent School District, General Obligation, TX 5.00%, 2/15/2030 (a)	215,000	227,050
Alvin Independent School District, General Obligation, TX 4.00%, 2/15/2039 (a)	850,000	853,272
Argyle Independent School District, General Obligation, TX 5.00%, 8/15/2047 (a)	2,890,000	3,135,940
Arlington Higher Education Finance Corp. Revenue, TX Series A, 3.00%, 2/15/2046 (a)	1,500,000	1,175,967
Arlington Independent School District, General Obligation, TX:
4.00%, 2/15/2039 (a)	770,000	776,731
4.00%, 2/15/2040 (a)	2,000,000	2,040,491
4.00%, 2/15/2041 (a)	1,750,000	1,768,860
4.00%, 2/15/2042 (a)	720,000	720,714
4.00%, 2/15/2046 (a)	745,000	736,653
5.00%, 2/15/2031 (a)	550,000	606,259
Austin Independent School District, General Obligation, TX:
1.88%, 8/1/2038 (a)	1,450,000	1,047,306
4.00%, 8/1/2033 (a)	3,700,000	3,831,788
Security Description	Principal Amount	Value
4.00%, 8/1/2034 (a)	$515,000	$540,518
5.00%, 8/1/2041 (c)	2,500,000	2,791,032
Bexar County Hospital District, General Obligation, TX:
4.00%, 2/15/2036	300,000	301,478
5.00%, 2/15/2029	320,000	337,445
5.00%, 2/15/2032	2,000,000	2,281,775
5.00%, 2/15/2034	1,180,000	1,246,527
Board of Regents of the University of Texas System Revenue, TX:
Series A, 5.00%, 8/15/2030	3,000,000	3,415,961
Series A, 5.00%, 8/15/2031	1,050,000	1,166,379
Series A, 5.00%, 8/15/2032	635,000	705,033
Series A, 5.00%, 8/15/2043	10,000,000	11,071,430
Series C, 5.00%, 8/15/2028	950,000	1,038,302
Series E, 5.00%, 8/15/2026	140,000	146,208
Series E, 5.00%, 8/15/2027	100,000	106,917
City of Austin Electric Utility Revenue, TX:
5.00%, 11/15/2033	250,000	260,943
Series A, 5.00%, 11/15/2026	325,000	341,608
City of Austin Water & Wastewater System Revenue, TX:
5.00%, 11/15/2027	1,490,000	1,601,397
5.00%, 11/15/2047	3,185,000	3,452,050
City of Austin, General Obligation, TX:
5.00%, 9/1/2032	2,370,000	2,775,687
5.00%, 9/1/2033	2,000,000	2,371,445
5.00%, 9/1/2035	1,000,000	1,172,927
5.00%, 9/1/2039	5,530,000	6,238,361
5.00%, 9/1/2042	2,000,000	2,229,601
City of Dallas Waterworks & Sewer System Revenue, TX:
Series C, 3.00%, 10/1/2046	5,110,000	4,121,628
Series C, 4.00%, 10/1/2035	1,000,000	1,051,058
Series C, 4.00%, 10/1/2040	505,000	515,516
Series C, 5.00%, 10/1/2032	1,500,000	1,704,717
City of Dallas, General Obligation, TX:
Series B, 3.00%, 2/15/2036	540,000	499,552
5.00%, 2/15/2030	1,430,000	1,606,575
Series A, 5.00%, 2/15/2028	3,000,000	3,234,397
City of El Paso Water & Sewer Revenue, TX Series A, 4.00%, 3/1/2041	6,500,000	6,529,895
City of El Paso, General Obligation, TX Series A, 4.00%, 8/15/2035	750,000	776,123
City of Houston Combined Utility System Revenue, TX:
Series A, 3.00%, 11/15/2040	1,500,000	1,314,753
Series C, 4.00%, 11/15/2039	550,000	559,996
Series B, 5.00%, 11/15/2026	300,000	315,563

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
City of Houston, General Obligation, TX:
Series A, 3.00%, 3/1/2040	$780,000	$670,365
Series A, 5.00%, 3/1/2025	365,000	370,107
Series A, 5.00%, 3/1/2030	445,000	469,445
Series A, 5.00%, 3/1/2031	100,000	103,465
Series A, 5.25%, 3/1/2042	1,750,000	1,972,957
Series A, 5.25%, 3/1/2043	1,850,000	2,076,446
City of Laredo Waterworks & Sewer System Revenue, TX Series A, 4.00%, 3/1/2045	750,000	736,669
City of New Braunfels Utility System Revenue, TX 3.00%, 7/1/2045	885,000	706,641
City of San Antonio Electric & Gas Systems Revenue, TX:
1.75%, 2/1/2049 (b)	500,000	480,033
3.00%, 2/1/2037	540,000	508,670
4.00%, 2/1/2030	650,000	685,483
4.00%, 2/1/2037	500,000	515,961
4.00%, 2/1/2043	2,000,000	1,982,998
5.00%, 2/1/2025	125,000	126,536
5.00%, 2/1/2027	375,000	389,758
Series A, 5.00%, 2/1/2026	665,000	686,961
Series A, 5.00%, 2/1/2033	1,000,000	1,130,504
Series C, 5.00%, 2/1/2032	2,500,000	2,873,313
Series C, 5.00%, 2/1/2033	2,000,000	2,329,715
Series C, 5.00%, 2/1/2034	2,000,000	2,358,558
City of San Antonio, General Obligation, TX:
3.00%, 8/1/2039	700,000	618,449
4.00%, 8/1/2036	2,790,000	2,939,693
5.00%, 2/1/2026	3,800,000	3,930,984
5.00%, 2/1/2027	6,000,000	6,331,825
Collin County Community College District, General Obligation, TX:
4.00%, 8/15/2031	495,000	510,047
4.00%, 8/15/2032	280,000	287,818
4.00%, 8/15/2034	190,000	194,424
Series A, 4.00%, 8/15/2037	1,905,000	1,943,976
Series A, 5.00%, 8/15/2025	750,000	767,353
Series A, 5.00%, 8/15/2029	1,865,000	2,068,786
Colorado River Municipal Water District Revenue, TX 5.00%, 1/1/2025	500,000	505,544
Community Independent School District, General Obligation, TX 5.00%, 2/15/2048	4,775,000	5,199,383
Conroe Independent School District, General Obligation, TX:
Series A, 3.00%, 2/15/2041 (a)	500,000	433,166
4.00%, 2/15/2049	1,500,000	1,455,895
Security Description	Principal Amount	Value
Corpus Christi Independent School District, General Obligation, TX 5.00%, 8/15/2030 (a)	$1,845,000	$2,016,219
County of Bexar, General Obligation, TX 4.00%, 6/15/2046	840,000	809,654
County of Collin, General Obligation, TX:
3.13%, 2/15/2035	720,000	679,172
5.00%, 2/15/2030	2,000,000	2,244,651
5.00%, 2/15/2031	9,435,000	10,767,335
5.00%, 2/15/2032	5,245,000	6,079,642
County of Harris Revenue, TX:
Series A, 5.00%, 8/15/2024	375,000	376,801
Series A, 5.00%, 8/15/2026	185,000	193,290
County of Harris Toll Road Revenue, TX:
4.00%, 8/15/2035	615,000	636,436
4.00%, 8/15/2036	485,000	498,266
4.00%, 8/15/2037	505,000	515,030
4.00%, 8/15/2038	1,000,000	1,014,551
4.00%, 8/15/2040	510,000	512,639
5.00%, 8/15/2026	685,000	715,855
Series A, 5.00%, 8/15/2029	1,160,000	1,292,875
Series A, 5.00%, 8/15/2035	750,000	882,761
County of Harris, General Obligation, TX:
Series A, 5.00%, 10/1/2025	350,000	358,915
Series A, 5.00%, 10/1/2047	3,015,000	3,243,658
County of Montgomery, General Obligation, TX Series A, 4.00%, 3/1/2042	405,000	402,945
County of Williamson, General Obligation, TX:
4.00%, 2/15/2040	500,000	504,093
5.00%, 2/15/2032	1,230,000	1,350,109
5.00%, 2/15/2039 (c)	2,250,000	2,608,312
5.00%, 2/15/2040 (c)	3,360,000	3,851,085
Cypress-Fairbanks Independent School District, General Obligation, TX:
Series A, 3.00%, 2/15/2035 (a)	500,000	477,324
Series A, 3.00%, 2/15/2039 (a)	500,000	446,258
Series A, 5.00%, 2/15/2035	3,250,000	3,836,256
Series A, 5.00%, 2/15/2036	2,000,000	2,344,031
Series A, 5.00%, 2/15/2039	2,000,000	2,275,645
Dallas Area Rapid Transit Revenue, TX:
Series A, 5.00%, 12/1/2035	225,000	231,243
Series A, 5.00%, 12/1/2036	215,000	220,965
Dallas College, General Obligation, TX 5.00%, 2/15/2029	1,235,000	1,360,295

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Dallas County Hospital District, General Obligation, TX 4.00%, 8/15/2034	$610,000	$617,396
Dallas Independent School District, General Obligation, TX:
Series A, 3.00%, 2/15/2036 (a)	345,000	320,475
5.00%, 2/15/2027	1,000,000	1,058,257
5.00%, 2/15/2030 (a)	620,000	682,897
5.00%, 2/15/2038	2,750,000	3,143,177
5.00%, 2/15/2039	4,500,000	5,109,042
Series A, 5.00%, 2/15/2025 (a)	830,000	841,592
Series B, 5.00%, 2/15/2026 (a)	600,000	620,576
Del Valle Independent School District, General Obligation, TX:
5.00%, 6/15/2032 (a)	2,760,000	3,165,560
5.00%, 6/15/2036 (a)	2,655,000	3,015,748
Denton Independent School District, General Obligation, TX:
5.00%, 8/15/2034	3,500,000	4,140,593
5.00%, 8/15/2035	1,750,000	2,059,776
Dickinson Independent School District, General Obligation, TX 2.00%, 2/15/2046 (a)	1,900,000	1,198,970
Dripping Springs Independent School District, General Obligation, TX 5.00%, 2/15/2032	4,500,000	5,212,638
Forney Independent School District, General Obligation, TX:
Series B, 5.00%, 8/15/2033 (a)	1,945,000	2,228,520
Series B, 5.00%, 8/15/2035 (a)	2,700,000	3,078,501
Series B, 5.00%, 8/15/2039 (a)	2,400,000	2,672,536
Galveston Independent School District, General Obligation, TX:
4.00%, 2/1/2047 (a)	2,000,000	1,955,187
5.00%, 2/1/2032 (a)	750,000	840,410
Garland Independent School District, General Obligation, TX:
Series A, 5.00%, 2/15/2033	500,000	588,309
Series A, 5.00%, 2/15/2040	1,000,000	1,123,602
Series A, 5.00%, 2/15/2041	1,000,000	1,116,897
Goose Creek Consolidated Independent School District, General Obligation, TX 2.13%, 2/15/2045	1,000,000	667,443
Security Description	Principal Amount	Value
Grand Prairie Independent School District, General Obligation, TX 4.00%, 8/15/2030 (a)	$100,000	$101,404
Grapevine-Colleyville Independent School District, General Obligation, TX 5.00%, 8/15/2031 (a)	500,000	509,925
Harris County Cultural Education Facilities Finance Corp. Revenue, TX 5.00%, 11/15/2025	275,000	282,036
Harris County Flood Control District Revenue, TX:
Series A, 5.00%, 10/1/2027	70,000	70,501
Series A, 5.00%, 10/1/2029	530,000	566,029
Series A, 5.00%, 10/1/2032	455,000	484,591
Series A, 5.00%, 10/1/2033	250,000	265,857
Harris County Flood Control District, General Obligation, TX:
Series A, 3.00%, 10/1/2038	625,000	560,716
Series A, 4.00%, 10/1/2033	760,000	798,216
Series A, 4.00%, 9/15/2041	3,000,000	3,033,414
Series A, 5.00%, 10/1/2026	1,375,000	1,443,379
Series A, 5.00%, 9/15/2036	1,000,000	1,174,292
Series A, 5.00%, 9/15/2040	3,335,000	3,799,313
Hays Consolidated Independent School District, General Obligation, TX:
Series A, 3.00%, 2/15/2025 (a)	930,000	922,230
5.00%, 2/15/2029	1,400,000	1,543,377
5.00%, 2/15/2048	6,950,000	7,517,721
Houston Independent School District, General Obligation, TX:
Series A, 5.00%, 2/15/2030 (a)	395,000	407,754
Series A, 5.00%, 2/15/2031 (a)	445,000	458,878
Hurst-Euless-Bedford Independent School District, General Obligation, TX:
5.00%, 8/15/2032	5,000,000	5,843,724
Series A, 5.00%, 8/15/2028	140,000	149,045
Judson Independent School District, General Obligation, TX:
4.00%, 2/1/2049	3,000,000	2,917,010
5.00%, 2/1/2025 (a)	225,000	228,081
Lake Travis Independent School District, General Obligation, TX Series A, 5.00%, 2/15/2043 (a)	30,000	31,698

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Lamar Consolidated Independent School District, General Obligation, TX Series A, 3.00%, 2/15/2036 (a)	$1,300,000	$1,235,767
Leander Independent School District, General Obligation, TX Series A, Zero Coupon, 8/16/2044 (a)	25,000	11,163
Lewisville Independent School District, General Obligation, TX:
3.25%, 8/15/2036 (a)	100,000	97,405
5.00%, 8/15/2031 (a)	500,000	553,052
5.00%, 8/15/2024 (a)	135,000	135,653
5.00%, 8/15/2026 (a)	300,000	313,653
Liberty Hill Independent School District, General Obligation, TX:
3.00%, 2/1/2037 (a)	1,500,000	1,397,781
3.00%, 2/1/2039 (a)	2,425,000	2,165,662
Lower Colorado River Authority Revenue, TX AGM, 5.00%, 5/15/2038 (a)	600,000	666,925
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue, TX Series A, 5.00%, 11/1/2029	300,000	313,791
Midway Independent School District/McLennan County, General Obligation, TX 5.00%, 8/15/2030 (a)	705,000	785,835
North Texas Municipal Water District Water System Revenue, TX:
Series A, 3.00%, 9/1/2032	13,185,000	12,958,397
5.00%, 9/1/2024	135,000	135,675
North Texas Tollway Authority Revenue, TX:
Series A, 4.00%, 1/1/2039	1,800,000	1,817,909
Series A, 5.00%, 1/1/2027	5,100,000	5,364,982
Series A, 5.00%, 1/1/2033	335,000	392,888
Series A, 5.00%, 1/1/2034	775,000	908,370
Series A, 5.00%, 1/1/2035	755,000	882,802
Northside Independent School District, General Obligation, TX:
2.38%, 8/15/2045 (a)	605,000	412,319
4.00%, 8/15/2034 (a)	750,000	786,786
Northwest Independent School District, General Obligation, TX 3.00%, 2/15/2046 (a)	2,250,000	1,801,071
Pasadena Independent School District, General Obligation, TX 5.00%, 2/15/2048	1,000,000	1,084,589
Security Description	Principal Amount	Value
Permanent University Fund - Texas A&M University System Revenue, TX:
Series A, 3.00%, 7/1/2031	$375,000	$373,208
Series A, 5.50%, 7/1/2025	180,000	184,839
Permanent University Fund - University of Texas System Revenue, TX:
Series A, 5.00%, 7/1/2040	1,760,000	1,995,900
Series B, 5.00%, 7/1/2024	175,000	175,568
Permanent University Fund-University of Texas System Revenue, TX Series A, 4.00%, 7/1/2049 (c)	5,000,000	4,881,368
Pflugerville Independent School District, General Obligation, TX:
Series A, 4.00%, 2/15/2043	4,915,000	4,981,622
Series A, 5.00%, 2/15/2035	8,090,000	9,308,736
Plano Independent School District, General Obligation, TX:
5.00%, 2/15/2027	1,625,000	1,718,288
5.00%, 2/15/2028	1,000,000	1,081,182
Port Authority of Houston of Harris County Texas Revenue, TX:
4.00%, 10/1/2037	3,170,000	3,257,516
4.00%, 10/1/2039	1,040,000	1,050,322
4.00%, 10/1/2040	500,000	501,281
4.00%, 10/1/2046	6,125,000	5,946,340
5.00%, 10/1/2029	1,775,000	1,968,369
5.00%, 10/1/2030	6,000,000	6,774,824
Port Authority of Houston of Harris County Texas, General Obligation, TX:
Series A-2, 5.00%, 10/1/2024	500,000	503,523
Series A-2, 5.00%, 10/1/2027	600,000	642,092
Prosper Independent School District, General Obligation, TX 5.00%, 2/15/2033	1,000,000	1,174,897
Rockwall Independent School District, General Obligation, TX Series A, 5.00%, 2/15/2047	1,450,000	1,556,567
Round Rock Independent School District, General Obligation, TX:
Series A, 4.00%, 8/1/2032 (a)	500,000	523,756
5.00%, 8/1/2026	150,000	156,588
Series A, 5.00%, 8/1/2031 (a)	610,000	674,614
Series B, 5.00%, 8/1/2031 (a)	480,000	521,060
Royse City Independent School District, General Obligation, TX 5.00%, 2/15/2048	1,655,000	1,807,299
Sabine-Neches Navigation District, General Obligation, TX 4.63%, 2/15/2047	5,715,000	5,850,311

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
San Antonio Independent School District, General Obligation, TX:
4.00%, 8/15/2033 (a)	$1,000,000	$1,057,798
4.00%, 8/15/2034 (a)	1,095,000	1,129,804
4.00%, 8/15/2040 (a)	610,000	613,287
4.00%, 8/15/2041 (a)	950,000	951,920
San Antonio Water System Revenue, TX:
Series A, 2.63%, 5/1/2049 (b)	550,000	549,039
Series A, 5.00%, 5/15/2026	50,000	51,868
Series A, 5.00%, 5/15/2029	210,000	218,103
Series A, 5.00%, 5/15/2030	500,000	519,278
Series A, 5.00%, 5/15/2042	2,065,000	2,216,151
Series C, 5.00%, 5/15/2030	160,000	167,568
San Jacinto Community College District, General Obligation, TX 4.00%, 2/15/2046	500,000	485,929
Southwest Independent School District, General Obligation, TX 3.00%, 2/1/2039 (a)	1,000,000	896,975
State of Texas, General Obligation, TX:
Series A, 4.00%, 10/1/2033	130,000	134,294
Series A, 5.00%, 10/1/2026	120,000	125,938
Tarrant County College District, General Obligation, TX 2.00%, 8/15/2036	1,700,000	1,361,247
Tarrant County Hospital District, General Obligation, TX:
4.00%, 8/15/2043	2,850,000	2,856,235
4.25%, 8/15/2048	2,500,000	2,495,634
5.25%, 8/15/2048	9,740,000	10,630,745
Tarrant Regional Water District Revenue, TX Series A, 2.00%, 9/1/2044	750,000	476,785
Tarrant Regional Water District Water Supply System Revenue, TX 5.00%, 3/1/2025	250,000	253,565
Texas A&M University Revenue, TX:
Series A, 3.00%, 5/15/2038	2,655,000	2,390,509
Series A, 3.00%, 5/15/2040	750,000	653,769
Series C, 5.00%, 5/15/2025	220,000	224,044
Series E, 5.00%, 5/15/2027	160,000	170,134
Texas State University System Revenue, TX:
Series A, 4.00%, 3/15/2034	620,000	638,495
Series A, 5.00%, 3/15/2026	465,000	481,111
Series A, 5.00%, 3/15/2029	140,000	148,419
Texas Transportation Commission State Highway Fund Revenue, TX:
5.00%, 10/1/2024	265,000	266,919
5.00%, 10/1/2033	4,000,000	4,770,576
Series A, 5.00%, 10/1/2026	275,000	288,540
Security Description	Principal Amount	Value
Texas Transportation Commission, General Obligation, TX:
5.00%, 4/1/2034	$1,665,000	$1,986,507
5.00%, 4/1/2035	3,505,000	4,158,818
Texas Water Development Board Revenue, TX:
3.00%, 10/15/2037	5,025,000	4,512,753
3.00%, 10/15/2039	775,000	676,984
Series A, 3.00%, 10/15/2034	800,000	756,823
Series A, 3.00%, 10/15/2039	600,000	526,463
4.00%, 10/15/2036	800,000	842,094
4.00%, 8/1/2037	1,150,000	1,196,842
4.00%, 10/15/2044	2,000,000	2,016,103
4.00%, 10/15/2045	8,380,000	8,399,432
Series A, 4.00%, 10/15/2037	500,000	516,035
Series A, 4.70%, 10/15/2041	1,430,000	1,557,790
5.00%, 4/15/2026	135,000	140,247
5.00%, 8/1/2026	500,000	522,649
5.00%, 4/15/2029	340,000	356,581
5.00%, 10/15/2030	1,390,000	1,582,032
5.00%, 8/1/2032	2,200,000	2,536,468
5.00%, 10/15/2032	2,385,000	2,802,427
Series A, 5.00%, 4/15/2027	120,000	127,301
Series A, 5.00%, 10/15/2028	2,500,000	2,739,993
Series A, 5.00%, 10/15/2029	2,500,000	2,792,114
Series A, 5.00%, 10/15/2030	3,000,000	3,414,457
Series B, 5.00%, 4/15/2024	925,000	925,391
Series B, 5.00%, 10/15/2026	500,000	525,078
Series B, 5.00%, 4/15/2029	500,000	546,624
Series B, 5.00%, 4/15/2030	610,000	668,096
Tomball Independent School District, General Obligation, TX 5.00%, 2/15/2025 (a)	115,000	116,656
Trinity River Authority Central Regional Wastewater System Revenue, TX:
3.00%, 8/1/2032	530,000	520,851
5.00%, 8/1/2025	335,000	342,487
5.00%, 8/1/2030	100,000	106,481
University of Houston Revenue, TX:
Series A, 3.00%, 2/15/2039	500,000	435,936
Series A, 3.00%, 2/15/2041	500,000	435,733
Series A, 4.00%, 2/15/2025	265,000	266,451
Series A, 5.00%, 2/15/2025	380,000	385,307
University of North Texas System Revenue, TX:
Series A, 5.00%, 4/15/2025	200,000	203,266
Series A, 5.00%, 4/15/2030	120,000	127,120
Series A, 5.00%, 4/15/2031	115,000	121,721
Via Metropolitan Transit Revenue, TX:
5.00%, 7/15/2025	180,000	183,774
5.00%, 7/15/2026	280,000	291,389
5.00%, 7/15/2028	505,000	531,121

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Waller Consolidated Independent School District, General Obligation, TX 3.00%, 2/15/2040 (a)	$915,000	$790,488
Wylie Independent School District/Collin County, General Obligation, TX 5.00%, 8/15/2035	2,000,000	2,364,865
		449,618,659
UTAH — 0.9%
Intermountain Power Agency Revenue, UT:
Series A, 5.00%, 7/1/2034	3,135,000	3,661,409
Series A, 5.00%, 7/1/2045	3,580,000	3,896,011
Series A, 5.25%, 7/1/2045	5,000,000	5,601,223
Jordan Valley Water Conservancy District Revenue, UT Series A, 5.00%, 10/1/2049	5,335,000	5,745,873
State of Utah, General Obligation, UT 5.00%, 7/1/2025	5,000,000	5,110,306
University of Utah Revenue, UT:
Series A, 4.00%, 8/1/2039	800,000	815,332
Series B, 5.25%, 8/1/2048	6,000,000	6,736,457
		31,566,611
VERMONT — 0.1%
City of Burlington, General Obligation, VT Series A, 5.00%, 11/1/2043	2,000,000	2,253,440
VIRGINIA — 2.2%
Chesterfield County Economic Development Authority Revenue, VA Series F, 2.00%, 4/1/2041	525,000	370,529
City of Alexandria, General Obligation, VA:
4.00%, 12/15/2048	5,000,000	4,948,799
5.00%, 12/15/2040	2,700,000	3,113,393
Commonwealth of Virginia, General Obligation, VA Series B, 5.00%, 6/1/2027	3,125,000	3,333,921
County of Arlington, General Obligation, VA:
Series A, 4.00%, 8/1/2035	900,000	950,876
Series A, 4.00%, 8/1/2038	4,190,000	4,327,971
County of Fairfax, General Obligation, VA:
Series A, 4.00%, 10/1/2026	5,000,000	5,131,505
Series A, 4.00%, 10/1/2037	13,760,000	14,576,620
Series A, 5.00%, 10/1/2030	3,450,000	3,946,165
County of Loudoun, General Obligation, VA:
Series A, 4.00%, 12/1/2038	3,500,000	3,628,599
Series A, 5.00%, 12/1/2025	4,550,000	4,691,177
Series A, 5.00%, 12/1/2026	1,055,000	1,111,110
Security Description	Principal Amount	Value
Hampton Roads Transportation Accountability Commission Revenue, VA Series A, 4.00%, 7/1/2045	$885,000	$885,361
Loudoun County Economic Development Authority Revenue, VA:
Series A, 2.00%, 12/1/2038	2,000,000	1,512,924
Series A, 4.00%, 12/1/2031	4,950,000	5,230,630
Virginia College Building Authority Revenue, VA:
Series A, 3.00%, 2/1/2036	3,500,000	3,346,858
Series A, 4.00%, 2/1/2036	1,220,000	1,272,289
Series A, 4.00%, 2/1/2037	3,390,000	3,502,205
Series A, 4.00%, 2/1/2040	680,000	692,051
Series A, 5.00%, 2/1/2026	825,000	853,437
Series A, 5.00%, 9/1/2028	60,000	62,692
Series C, 5.00%, 2/1/2028	500,000	542,188
Virginia Commonwealth Transportation Board Revenue, VA:
3.00%, 5/15/2041	300,000	255,988
3.25%, 5/15/2043	1,100,000	953,443
5.00%, 5/15/2026	5,000,000	5,205,632
5.00%, 3/15/2032	130,000	139,004
Series A, 5.00%, 5/15/2032	585,000	627,485
Virginia Public Building Authority Revenue, VA:
Series A, 4.00%, 8/1/2034	820,000	855,008
Series A, 4.00%, 8/1/2035	260,000	269,956
Series A, 4.00%, 8/1/2038	750,000	773,402
Series A, 4.00%, 8/1/2040	810,000	827,359
Series A, 4.00%, 8/1/2042	3,000,000	3,059,862
Series A, 5.00%, 8/1/2025	100,000	102,314
Series A, 5.00%, 8/1/2029	150,000	160,699
Virginia Public School Authority Revenue, VA 5.00%, 8/1/2025	175,000	179,187
Virginia Resources Authority Revenue, VA 5.00%, 11/1/2045	80,000	82,148
		81,522,787
WASHINGTON — 4.6%
Auburn School District No. 408 of King & Pierce Counties, General Obligation, WA:
3.00%, 12/1/2037	525,000	477,153
3.00%, 12/1/2038	615,000	547,163
4.00%, 12/1/2036	720,000	731,766
5.00%, 12/1/2029	150,000	160,938
Central Puget Sound Regional Transit Authority Revenue, WA:
Series S-1, 4.00%, 11/1/2046	1,080,000	1,057,833
Series S-1, 5.00%, 11/1/2028	1,405,000	1,544,494
Series S-1, 5.00%, 11/1/2031	3,000,000	3,484,445
Series S-1, 5.00%, 11/1/2035	335,000	349,300

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
City of Seattle Municipal Light & Power Revenue, WA Series A, 4.00%, 7/1/2047	$1,320,000	$1,288,931
City of Seattle Water System Revenue, WA 5.00%, 8/1/2030	200,000	210,402
Clark County School District No. 114 Evergreen, General Obligation, WA:
5.00%, 12/1/2030	1,390,000	1,571,947
5.00%, 12/1/2032	500,000	565,227
Clark County School District No. 37 Vancouver, General Obligation, WA 4.00%, 12/1/2034	570,000	592,976
County of King Sewer Revenue, WA Series B, 0.88%, 1/1/2042 (b)	850,000	786,408
County of King, General Obligation, WA:
5.00%, 7/1/2029	560,000	566,587
Series E, 5.00%, 12/1/2029	305,000	313,479
Energy Northwest Revenue, WA:
Series A, 4.00%, 7/1/2042	3,090,000	3,097,053
Series A, 5.00%, 7/1/2025	385,000	393,399
Series A, 5.00%, 7/1/2027	885,000	929,801
Series A, 5.00%, 7/1/2028	560,000	595,688
Series A, 5.00%, 7/1/2033	3,365,000	3,840,712
Series A, 5.00%, 7/1/2036	1,750,000	2,044,351
Series A, 5.00%, 7/1/2037	660,000	732,876
Series A, 5.00%, 7/1/2039	1,345,000	1,537,152
Series A, 5.00%, 7/1/2040	11,460,000	12,677,620
Franklin County School District No. 1 Pasco, General Obligation, WA 5.00%, 12/1/2030	535,000	571,515
King County School District No. 210 Federal Way, General Obligation, WA 5.00%, 12/1/2032	500,000	558,654
King County School District No. 401 Highline, General Obligation, WA:
3.13%, 12/1/2032	470,000	462,942
5.00%, 12/1/2040	3,250,000	3,669,131
5.00%, 12/1/2041	4,000,000	4,490,734
King County School District No. 405 Bellevue, General Obligation, WA:
5.00%, 12/1/2026	130,000	136,914
5.00%, 12/1/2029	300,000	315,115
King County School District No. 411 Issaquah, General Obligation, WA:
5.00%, 12/1/2028	100,000	104,907
5.00%, 12/1/2031	100,000	106,789
5.00%, 12/1/2032	300,000	320,368
Security Description	Principal Amount	Value
King County School District No. 414 Lake Washington, General Obligation, WA 4.00%, 12/1/2026	$110,000	$112,162
North Thurston Public Schools, General Obligation, WA 4.00%, 12/1/2034	1,045,000	1,098,121
Pierce County School District No. 10 Tacoma, General Obligation, WA 5.00%, 12/1/2027	120,000	123,493
Pierce County School District No. 3 Puyallup, General Obligation, WA 5.00%, 12/1/2030	495,000	523,777
Port of Tacoma, General Obligation, WA:
Series A, 5.00%, 12/1/2031	295,000	308,550
Series A, 5.00%, 12/1/2032	360,000	375,973
Snohomish County School District No. 6 Mukilteo, General Obligation, WA 5.00%, 12/1/2035	1,000,000	1,164,070
Spokane County School District No. 81 Spokane, General Obligation, WA 5.00%, 12/1/2038	10,000,000	11,393,176
State of Washington, General Obligation, WA:
Series R, 4.00%, 7/1/2026	2,000,000	2,041,428
Series R, 4.00%, 8/1/2035	800,000	848,559
Series R, 4.00%, 7/1/2036	1,000,000	1,060,581
5.00%, 6/1/2030	1,240,000	1,402,268
5.00%, 6/1/2040	2,280,000	2,496,555
Series 2017-A, 5.00%, 8/1/2031	330,000	343,258
Series 2017-A, 5.00%, 8/1/2034	300,000	311,847
Series 2020-A, 5.00%, 8/1/2036	585,000	644,547
Series 2024-A, 5.00%, 8/1/2029	3,000,000	3,337,731
Series 2024-A, 5.00%, 8/1/2037	5,000,000	5,785,784
Series A, 5.00%, 2/1/2027	2,055,000	2,169,796
Series A, 5.00%, 8/1/2027	110,000	117,434
Series A, 5.00%, 8/1/2029	1,000,000	1,112,577
Series A, 5.00%, 8/1/2040	4,450,000	4,921,538
Series A, 5.00%, 8/1/2043	590,000	639,282
Series A, 5.00%, 8/1/2044	515,000	556,966
Series A1, 5.00%, 8/1/2034	300,000	306,062
Series A-3, 5.00%, 8/1/2044	14,000,000	15,451,691
Series A-3, 5.00%, 8/1/2046	10,020,000	10,992,218
Series B, 5.00%, 1/1/2025	2,000,000	2,023,507
Series B, 5.00%, 1/1/2026	730,000	753,519
Series B, 5.00%, 7/1/2031	355,000	365,779
Series B, 5.00%, 7/1/2033	285,000	293,605

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series B, 5.00%, 6/1/2039	$1,015,000	$1,101,122
Series C, 5.00%, 2/1/2032	105,000	108,338
Series C, 5.00%, 2/1/2034	770,000	831,104
Series C, 5.00%, 2/1/2035	450,000	455,662
Series C, 5.00%, 2/1/2040	1,855,000	2,022,449
Series C, 5.00%, 2/1/2041	1,345,000	1,457,929
Series C, 5.00%, 2/1/2043	550,000	605,410
Series C, 5.00%, 2/1/2045	5,000,000	5,574,572
Series D, 5.00%, 2/1/2029	250,000	257,858
Series D, 5.00%, 6/1/2036	690,000	751,186
Series E, 5.00%, 7/1/2024	175,000	175,694
Series F, 5.00%, 6/1/2039	4,975,000	5,541,781
Series F, 5.00%, 6/1/2044	3,190,000	3,479,584
Series R, 5.00%, 7/1/2027	550,000	586,106
Series R, 5.00%, 2/1/2028	6,000,000	6,476,714
Series R, 5.00%, 8/1/2030	1,050,000	1,190,828
Series R, 5.00%, 8/1/2038 (c)	5,000,000	5,829,440
Series RC, 5.00%, 8/1/2025	135,000	138,035
Series RC, 5.00%, 8/1/2033	255,000	270,649
University of Washington Revenue, WA:
Series B, 5.00%, 7/1/2041	3,750,000	4,268,162
Series C, 5.00%, 4/1/2034	745,000	838,705
		165,871,952
WEST VIRGINIA — 0.1%
State of West Virginia, General Obligation, WV:
Series A, 5.00%, 6/1/2026	130,000	135,255
Series A, 5.00%, 12/1/2029	525,000	583,423
Series A, 5.00%, 12/1/2032	705,000	783,172
Series A, 5.00%, 6/1/2034	575,000	637,105
Series A, 5.00%, 6/1/2044	500,000	534,084
West Virginia Parkways Authority Revenue, WV:
5.00%, 6/1/2039	565,000	626,250
5.00%, 6/1/2040	750,000	826,713
		4,126,002
WISCONSIN — 1.2%
City of Madison, General Obligation, WI:
Series A, 4.00%, 10/1/2025	690,000	698,882
Series A, 4.00%, 10/1/2032	5,925,000	6,296,984
State of Wisconsin Environmental Improvement Fund Revenue, WI Series A, 5.00%, 6/1/2037	750,000	822,458
State of Wisconsin Revenue, WI Series B, 5.00%, 5/1/2033	115,000	119,652
State of Wisconsin, General Obligation, WI:
Series A, 4.00%, 5/1/2038	1,300,000	1,319,753
Series A, 4.00%, 5/1/2040	2,000,000	2,008,465
Series A, 4.00%, 5/1/2041	3,025,000	3,039,955
Series 1, 5.00%, 5/1/2025	85,000	86,591
Series 1, 5.00%, 11/1/2028	205,000	217,445
Security Description	Principal Amount	Value
Series 1, 5.00%, 5/1/2031	$2,650,000	$3,005,813
Series 1, 5.00%, 5/1/2035	2,500,000	2,995,808
Series 3, 5.00%, 11/1/2031	530,000	561,242
Series 4, 5.00%, 5/1/2036	6,000,000	6,942,625
Series A, 5.00%, 5/1/2026	500,000	519,452
Series B, 5.00%, 5/1/2026	5,900,000	6,129,535
Series B, 5.00%, 5/1/2028	3,000,000	3,252,071
Series B, 5.00%, 5/1/2037	605,000	662,826
Wisconsin Department of Transportation Revenue, WI:
Series A, 3.00%, 7/1/2040	1,675,000	1,470,761
Series A, 3.00%, 7/1/2041	805,000	697,764
Series A, 4.00%, 7/1/2038	750,000	765,677
Series 1, 5.00%, 7/1/2024	205,000	205,614
		41,819,373
WYOMING — 0.0% (d)
University of Wyoming Revenue, WY Series C, AGM, 4.00%, 6/1/2044 (a)	735,000	717,765
Wyoming Community Development Authority Revenue, WY Series 2, 2.10%, 12/1/2035	500,000	406,371
		1,124,136
TOTAL MUNICIPAL BONDS & NOTES (Cost $3,613,166,365)		3,603,010,309
	Shares
SHORT-TERM INVESTMENT — 0.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.30% (f) (g) (Cost $32,276,967)	32,276,967	32,276,967
TOTAL INVESTMENTS — 100.1% (Cost $3,645,443,332)		3,635,287,276
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(3,054,682)
NET ASSETS — 100.0%		$3,632,232,594
(a)	Bond is insured by the following:
% of Net Assets
Permanent School Fund Guaranteed	1.3%
Assured Guaranty Municipal Corp.	1.1%
Build America Mutual Assurance Company	0.6%

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

(b)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	When-issued security.
(d)	Amount is less than 0.05% of net assets.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2024. Maturity date shown is the final maturity.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2024.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$3,603,010,309	$—	$3,603,010,309
Short-Term Investment	32,276,967	—	—	32,276,967
TOTAL INVESTMENTS	$32,276,967	$3,603,010,309	$—	$3,635,287,276

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	26,196,143	$26,196,143	$775,172,134	$769,091,310	$—	$—	32,276,967	$32,276,967	$1,429,021
See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 98.1%
ALABAMA — 1.8%
Alabama Special Care Facilities Financing Authority-Birmingham Revenue, AL Series 2015-1, 5.75%, 6/1/2045	$1,635,000	$1,470,679
Black Belt Energy Gas District Revenue, AL:
Series A, VRN, 4.00%, 12/1/2052 (a)	5,000,000	4,947,462
Series A, 5.25%, 5/1/2055 (a)	1,110,000	1,199,677
County of Jefferson Sewer Revenue, AL:
5.00%, 10/1/2038	3,710,000	4,104,873
5.00%, 10/1/2039	3,285,000	3,609,957
5.25%, 10/1/2040	3,620,000	4,033,586
Health Care Authority of the City of Huntsville Revenue, AL Series B1, 4.00%, 6/1/2039	500,000	492,791
Hoover Industrial Development Board Revenue, AL:
AMT, 5.75%, 10/1/2049	2,440,000	2,523,461
AMT, VRN, 6.38%, 11/1/2050 (a)	785,000	868,937
Infirmary Health System Special Care Facilities Financing Authority of Mobile Revenue, AL:
Series A, 3.00%, 2/1/2029	105,000	101,065
Series A, 3.00%, 2/1/2030	200,000	192,197
Jefferson County Board of Education, Special Tax Revenue, AL 4.00%, 2/1/2042	525,000	520,082
Lower Alabama Gas District Revenue, AL Series A, 5.00%, 9/1/2029	1,715,000	1,790,692
Southeast Alabama Gas Supply District Revenue, AL 5.00%, 6/1/2049 (a)	5,000,000	5,361,766
Spring Hill College Educational Building Authority of Mobile Revenue, AL 5.88%, 4/15/2045	1,600,000	1,438,906
Tuscaloosa County Industrial Development Authority Revenue, AL:
Series A, 4.50%, 5/1/2032 (b)	1,554,000	1,561,112
Series A, 5.25%, 5/1/2044 (b)	13,665,000	13,779,439
		47,996,682
ALASKA — 0.1%
Borough of Matanuska-Susitna Revenue, AK 5.25%, 9/1/2027	120,000	122,839
Security Description	Principal Amount	Value
Northern Tobacco Securitization Corp. Revenue, AK:
Series B2, Zero Coupon, 6/1/2066	$800,000	$106,504
Series A, 4.00%, 6/1/2050	1,200,000	1,111,690
State of Alaska International Airports System Revenue, AK Series B, 5.00%, 10/1/2035	545,000	557,261
		1,898,294
AMERICAN SAMOA — 0.0% (c)
American Samoa Economic Development Authority Revenue, AS Series A, 6.63%, 9/1/2035	1,000,000	1,034,306
ARIZONA — 2.0%
Arizona Industrial Development Authority Revenue, AZ:
Series 2019-2, 3.63%, 5/20/2033	919,847	867,254
Series A, 4.00%, 7/15/2030 (b)	125,000	122,206
Series A, 4.00%, 7/1/2032	1,000,000	989,562
Series A, 4.00%, 12/15/2041 (b)	105,000	89,657
Series A, 4.00%, 12/15/2051 (b)	165,000	127,670
Series A, 4.50%, 1/1/2049	655,000	377,743
Series A, 4.75%, 7/1/2029 (b)	140,000	140,388
5.00%, 7/1/2039 (b)	365,000	364,586
5.00%, 7/1/2049 (b)	1,000,000	947,773
5.00%, 7/1/2054 (b)	500,000	443,224
Series A, 5.00%, 6/1/2031 (b)	310,000	314,112
Series A, 5.00%, 7/1/2049 (b)	500,000	463,953
Series A, 5.00%, 7/15/2049	500,000	476,198
Series A, 5.00%, 7/1/2051 (b)	2,000,000	1,754,855
Series A, 5.00%, 7/1/2054 (b)	500,000	456,464
Series B, 5.00%, 3/1/2037 (b)	75,000	73,460
Series B, 5.00%, 3/1/2042 (b)	70,000	65,813
Series B, 5.00%, 1/1/2049	860,000	439,816
Series D, 5.00%, 7/1/2051 (b)	185,000	176,516
Series G, 5.00%, 7/1/2047 (b)	100,000	96,657
Series B, 5.35%, 10/1/2028 (a) (b) (d)	2,230,000	2,046,728
Series A, 6.38%, 6/1/2039 (b)	1,000,000	1,045,679
Glendale Industrial Development Authority Revenue, AZ:
5.00%, 11/15/2045	1,070,000	880,640
Series A, 5.00%, 5/15/2056	500,000	440,024
5.25%, 11/15/2046	1,010,000	759,775
Industrial Development Authority of the City of Phoenix Arizona Revenue, AZ:
4.00%, 10/1/2041	30,000	29,022
Series A, 4.00%, 12/1/2051 (b)	5,000,000	3,813,266
5.00%, 7/1/2045 (b)	4,285,000	4,202,275

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 7/1/2041 (b)	$5,685,000	$5,692,936
Series A, 6.75%, 7/1/2044 (b)	1,000,000	1,004,389
Industrial Development Authority of the County of Pima Revenue, AZ:
Series 2022, 4.00%, 6/15/2041 (b)	2,500,000	2,148,678
Series A, 4.00%, 4/1/2046	650,000	609,863
5.00%, 6/15/2034 (b)	100,000	100,526
5.25%, 7/1/2036	315,000	316,202
6.75%, 2/1/2050 (b)	310,000	318,777
Maricopa County Industrial Development Authority Revenue, AZ:
AMT, 4.00%, 10/15/2047 (b)	2,080,000	1,871,242
Series A, 5.00%, 9/1/2033	675,000	745,081
Series A, 6.00%, 7/1/2052 (b)	1,000,000	1,020,504
Series A, 6.25%, 7/1/2053 (b)	1,900,000	1,935,107
Series A, 6.50%, 7/1/2054 (b)	2,500,000	2,560,508
Maricopa County Pollution Control Corp. Revenue, AZ:
Series 2000-B, 2.40%, 6/1/2035	500,000	412,989
Series A, 3.60%, 2/1/2040	600,000	532,702
Salt Verde Financial Corp. Revenue, AZ:
5.00%, 12/1/2032	4,000,000	4,268,095
5.25%, 12/1/2027	265,000	274,897
5.25%, 12/1/2028	105,000	109,816
Sierra Vista Industrial Development Authority Revenue, AZ 5.75%, 6/15/2053 (b)	1,000,000	1,015,518
Tempe Industrial Development Authority Revenue, AZ:
Series A, 4.00%, 12/1/2038	1,260,000	1,132,512
Series A, 4.00%, 12/1/2046	1,005,000	823,407
Series B, 4.00%, 12/1/2056	2,135,000	1,617,542
Series A, 6.13%, 10/1/2052 (b)	500,000	301,773
		50,818,380
ARKANSAS — 1.2%
Arkansas Development Finance Authority Revenue, AR:
Series A, AMT, 4.50%, 9/1/2049 (b)	11,830,000	11,670,814
AMT, 5.45%, 9/1/2052	6,270,000	6,398,741
AMT, 5.70%, 5/1/2053	2,910,000	3,017,790
Series A, AMT, 6.88%, 7/1/2048 (b)	7,500,000	8,188,891
Series B, AMT, 7.38%, 7/1/2048 (b)	1,250,000	1,372,545
County of Baxter Revenue, AR Series A, 3.00%, 9/1/2028	100,000	93,653
		30,742,434
Security Description	Principal Amount	Value
CALIFORNIA — 11.2%
Alameda Corridor Transportation Authority Revenue, CA Series A, AGM, Zero Coupon, 10/1/2051 (d) (e)	$1,930,000	$1,065,536
Anaheim Public Financing Authority Revenue, CA Series C, AGM, Zero Coupon, 9/1/2029 (e)	915,000	779,297
Antelope Valley Healthcare District Revenue, CA:
Series A, 5.00%, 3/1/2026	325,000	325,006
Series A, 5.00%, 3/1/2041	665,000	660,636
Brentwood Infrastructure Financing Authority, Special Assessment, CA Series B, 4.00%, 9/2/2030	145,000	145,075
California Community Choice Financing Authority Revenue, CA:
Series A-1, 5.00%, 5/1/2054 (a)	3,000,000	3,230,061
Series B-1, 5.00%, 7/1/2053 (a)	1,340,000	1,416,121
Series C, 5.25%, 1/1/2054 (a)	2,000,000	2,107,534
Series D, 5.50%, 5/1/2054 (a)	5,000,000	5,344,882
California Community Housing Agency Revenue, CA:
Series A-1, 3.00%, 8/1/2056 (b)	2,415,000	1,726,465
Series A-1, 3.00%, 2/1/2057 (b)	3,500,000	2,093,252
Series A, 4.00%, 2/1/2056 (b)	2,820,000	1,933,876
Series A-1, 4.00%, 2/1/2056 (b)	4,000,000	3,365,889
Series A-2, 4.00%, 8/1/2047 (b)	1,270,000	1,042,961
Series A-2, 4.00%, 2/1/2050 (b)	2,000,000	1,484,314
Series A-2, 4.00%, 8/1/2051 (b)	2,000,000	1,019,836
Series A, 5.00%, 8/1/2049 (b)	2,500,000	2,395,886
Series A, 5.00%, 2/1/2050 (b)	5,000,000	3,871,324
Series A, 5.00%, 8/1/2050 (b)	1,000,000	953,511
California County Tobacco Securitization Agency Revenue, CA:
Series C, Zero Coupon, 6/1/2057	5,000,000	763,043
Series A, 4.00%, 6/1/2049	1,000,000	970,580
Series B-1, 5.00%, 6/1/2049	1,000,000	1,034,209
California Health Facilities Financing Authority Revenue, CA:
Series A, 4.00%, 3/1/2039	340,000	340,325
Series A, 4.00%, 8/15/2049	475,000	440,975
Series A, 5.00%, 8/15/2047	1,000,000	1,011,052

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
California Housing Finance Agency Revenue, CA:
Series 2, 4.00%, 3/20/2033	$8,378,191	$8,287,483
Series 1, 4.38%, 9/20/2036	2,620,459	2,575,868
California Municipal Finance Authority Revenue, CA:
BAM, 3.00%, 5/15/2051 (e)	1,250,000	945,361
Series A, AGM, AMT, 3.25%, 12/31/2032 (e)	625,000	593,244
AMT, 4.00%, 7/15/2029	4,000,000	3,965,986
BAM, 4.00%, 5/15/2041 (e)	355,000	352,040
BAM, 4.00%, 5/15/2046 (e)	1,000,000	969,600
Series A, AMT, 4.00%, 12/31/2047	2,000,000	1,764,240
5.00%, 5/15/2049	1,000,000	1,027,288
5.00%, 5/15/2052	500,000	511,780
Series A, AMT, 5.00%, 6/30/2027	205,000	206,406
Series A, AMT, 5.00%, 6/30/2028	100,000	100,532
Series A, AMT, 5.00%, 12/31/2031	2,300,000	2,304,444
Series A, 5.00%, 7/1/2034	280,000	290,041
Series A, 5.00%, 10/1/2039 (b)	150,000	149,839
Series A, AMT, 5.00%, 12/31/2043	500,000	495,251
Series A, 5.00%, 7/1/2047	185,000	186,584
Series A, AMT, 5.00%, 12/31/2047	600,000	594,184
Series A, 5.00%, 7/1/2049 (b)	1,250,000	1,194,683
Series B, AMT, 5.00%, 6/1/2048	600,000	592,259
5.25%, 1/1/2045	1,000,000	785,050
Series A, 5.25%, 11/1/2041	1,000,000	1,004,791
California Municipal Finance Authority, Special Tax Revenue, CA 5.00%, 9/1/2052	2,000,000	2,049,669
California Pollution Control Financing Authority Revenue, CA:
Series A3, AMT, 4.30%, 7/1/2040	665,000	668,334
AMT, 5.00%, 11/21/2045 (b)	500,000	500,282
California Public Finance Authority Revenue, CA:
5.00%, 10/15/2037	500,000	505,279
Series A, 5.00%, 11/15/2046 (b)	900,000	811,959
Series A, 5.00%, 11/15/2051 (b)	600,000	524,596
Series A, 5.00%, 11/15/2056 (b)	415,000	356,912
California School Finance Authority Revenue, CA:
5.00%, 8/1/2032 (b)	700,000	731,766
Security Description	Principal Amount	Value
5.00%, 6/1/2054 (b)	$250,000	$233,151
Series A, 5.00%, 7/1/2042 (b)	2,215,000	2,142,742
Series A, 5.00%, 7/1/2047 (b)	250,000	236,510
Series A, 5.00%, 6/1/2050 (b)	605,000	446,875
Series A, 5.00%, 7/1/2058 (b)	1,000,000	975,899
Series A, 5.00%, 6/1/2059 (b)	3,895,000	2,751,324
Series A, 5.75%, 6/1/2053 (b)	2,000,000	2,000,982
Series A, 6.25%, 6/1/2042 (b)	1,120,000	1,167,420
Series A, 6.38%, 6/1/2052 (b)	1,250,000	1,293,936
California Statewide Communities Development Authority Revenue, CA:
Series A, 1.75%, 9/1/2029	800,000	699,875
BAM, 3.00%, 5/15/2054 (e)	3,500,000	2,565,685
Series A, 3.00%, 8/15/2036	205,000	190,114
Series A, 3.00%, 4/1/2037	835,000	768,173
Series A, 3.50%, 11/1/2027 (b)	2,645,000	2,575,402
Series A, 4.00%, 4/1/2042	130,000	127,156
4.25%, 1/1/2043	480,000	458,083
5.00%, 1/1/2031	700,000	735,755
5.00%, 5/15/2033	240,000	244,651
Series A, 5.00%, 12/1/2025 (b)	2,700,000	2,726,841
Series A, 5.00%, 12/1/2028 (b)	100,000	102,287
Series A, 5.00%, 6/1/2036 (b)	2,210,000	2,236,954
Series A, 5.00%, 12/1/2041 (b)	5,000,000	5,051,950
Series A, 5.00%, 12/1/2046 (b)	1,000,000	1,008,039
Series A, 5.00%, 5/15/2050	1,565,000	1,574,630
5.25%, 7/1/2039 (b)	2,000,000	2,039,299
Series A, 5.25%, 12/1/2034	1,940,000	1,959,306
Series A, 5.25%, 8/15/2037	605,000	626,685
Series A, 5.25%, 12/1/2038 (b)	1,475,000	1,526,321
Series A, 5.25%, 12/1/2043 (b)	875,000	899,072
Series A, 5.25%, 11/1/2044 (b)	300,000	271,949
Series A, 5.25%, 12/1/2044	8,045,000	8,086,937
Series A, 5.25%, 12/1/2048 (b)	705,000	720,186
Series A, 5.50%, 7/1/2039 (f)	11,732	11,028
Series A, 5.50%, 12/1/2054	2,500,000	2,513,443
Series A, 5.75%, 7/1/2030 (f)	10,034	9,431
Series A, 5.75%, 7/1/2035 (f)	1,081	1,016
California Statewide Communities Development Authority, Special Assessment, CA:
Series C, 4.00%, 9/2/2050	990,000	827,669
Series A, 5.00%, 9/2/2039	945,000	992,828
California Statewide Communities Development Authority, Special Tax Revenue, CA 5.50%, 9/1/2052	1,335,000	1,356,534

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
California Statewide Financing Authority Revenue, CA Zero Coupon, 6/1/2055 (b)	$15,750,000	$830,173
Capistrano Unified School District Community Facilities District, Special Tax Revenue, CA Zero Coupon, 9/1/2032 (e)	400,000	291,577
City & County of San Francisco Community Facilities District No., Special Tax Revenue, CA Series 2021, 4.00%, 9/1/2046	710,000	632,301
City & County of San Francisco Special Tax District No., Special Tax Revenue, CA Series A, 5.75%, 9/1/2050 (b)	850,000	877,165
City of Dublin, Special Tax Revenue, CA:
4.00%, 9/1/2045	990,000	894,442
4.00%, 9/1/2051	335,000	289,874
City of Irvine, Special Tax Revenue, CA 4.00%, 9/1/2049	1,000,000	907,129
City of Oroville Revenue, CA 5.25%, 4/1/2049	1,000,000	651,352
City of Roseville, Special Tax Revenue, CA:
5.00%, 9/1/2031	955,000	979,737
5.00%, 9/1/2044	255,000	255,483
5.00%, 9/1/2047 (b)	1,000,000	1,016,567
City of Sacramento Transient Occupancy Tax Revenue, CA Series A, 5.00%, 6/1/2035	670,000	723,653
CMFA Special Finance Agency I Revenue, CA Series A, 4.00%, 4/1/2056 (b)	5,130,000	3,847,270
CMFA Special Finance Agency Revenue, CA Series A-1, 4.00%, 8/1/2056 (b)	2,000,000	1,750,344
CMFA Special Finance Agency VII Revenue, CA:
Series A1, 3.00%, 8/1/2056 (b)	3,500,000	2,391,968
Series A-2, 4.00%, 8/1/2047 (b)	790,000	648,771
CMFA Special Finance Agency VIII Revenue, CA Series A-1, 3.00%, 8/1/2056 (b)	4,500,000	3,069,866
CMFA Special Finance Agency XII Revenue, CA Series A, 3.25%, 2/1/2057 (b)	3,500,000	2,589,245
Compton Public Finance Authority Revenue, CA 4.50%, 9/1/2032 (b)	1,000,000	1,000,092
County of Sacramento, Special Tax Revenue, CA:
5.00%, 9/1/2040	990,000	1,007,618
Security Description	Principal Amount	Value
5.00%, 9/1/2042	$1,000,000	$1,015,464
5.00%, 9/1/2045	100,000	101,285
County of Santa Barbara, Certificate Participation, CA Series B, AMT, 5.00%, 12/1/2029	975,000	1,044,867
CSCDA Community Improvement Authority Revenue, CA:
Series A-1, 2.80%, 3/1/2047 (b)	965,000	729,858
Series A, 3.00%, 9/1/2056 (b)	1,375,000	919,453
Series A-1, 3.00%, 6/1/2047 (b)	8,000,000	5,899,391
Series A-2, 3.00%, 12/1/2056 (b)	6,400,000	4,525,899
Series A-2, 3.00%, 3/1/2057 (b)	1,245,000	861,903
Series A-1-SOCIAL, 3.10%, 7/1/2045 (b)	5,000,000	4,194,265
Series A-2, 3.13%, 7/1/2056 (b)	5,000,000	3,367,350
Series A-2, 3.13%, 8/1/2056 (b)	1,500,000	1,097,292
Series A2, 3.25%, 5/1/2057 (b)	5,000,000	3,547,551
Series A-2, 3.25%, 7/1/2056 (b)	500,000	342,960
Series A-1, 3.50%, 10/1/2046 (b)	2,655,000	2,142,347
Series A, 4.00%, 8/1/2056 (b)	2,995,000	2,568,384
Series A, 4.00%, 10/1/2056 (b)	6,470,000	5,680,296
Series A-2, 4.00%, 7/1/2056 (b)	6,870,000	5,131,583
Series A-2, 4.00%, 9/1/2056 (b)	2,000,000	1,467,303
Series A-2, 4.00%, 10/1/2056 (b)	1,500,000	1,110,570
Series B, 4.00%, 12/1/2059 (b)	1,535,000	982,530
Series A-2, 4.30%, 7/1/2059 (b)	5,000,000	4,254,647
Series A, 5.00%, 1/1/2054 (b)	2,470,000	2,005,704
Elk Grove Finance Authority, Special Tax Revenue, CA 5.00%, 9/1/2046	800,000	805,886
Foothill-Eastern Transportation Corridor Agency Revenue, CA:
Series B-1, 3.95%, 1/15/2053	3,130,000	2,864,751
Series A, 4.00%, 1/15/2046	1,500,000	1,442,373
Series C, 5.00%, 1/15/2031	670,000	731,003
Golden State Tobacco Securitization Corp. Revenue, CA:
Series B, Zero Coupon, 6/1/2066	91,200,000	10,299,699
Series A-1, 5.00%, 6/1/2051	390,000	408,675

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Inland Empire Tobacco Securitization Corp. Revenue, CA:
Zero Coupon, 6/1/2057	$34,000,000	$2,948,732
Zero Coupon, 6/1/2057 (b)	15,000,000	976,299
Series C-1, Zero Coupon, 6/1/2036	3,500,000	1,584,175
Series C-2, Zero Coupon, 6/1/2047	9,410,000	2,021,853
Lake Elsinore Public Financing Authority, Special Tax Revenue, CA 5.00%, 9/1/2035	920,000	934,031
Long Beach Bond Finance Authority Revenue, CA:
Series A, 5.00%, 11/15/2029	100,000	105,559
Series A, 5.50%, 11/15/2030	270,000	295,589
Long Beach Bond Finance Authority, Special Obligation, CA Series C, AMBAC, 5.50%, 8/1/2031 (e)	345,000	387,037
M-S-R Energy Authority Revenue, CA:
Series C, 6.13%, 11/1/2029	245,000	261,874
Series A, 6.50%, 11/1/2039	775,000	986,210
Series B, 6.50%, 11/1/2039	2,000,000	2,545,058
Series B, 7.00%, 11/1/2034	400,000	503,543
Norman Y Mineta San Jose International Airport SJC Revenue, CA Series A, AMT, 5.00%, 3/1/2032	500,000	552,856
Oakland Unified School District/Alameda County, General Obligation, CA Series A, 5.00%, 8/1/2033	65,000	66,632
Orange County Community Facilities District, Special Tax Revenue, CA:
Series A, 5.00%, 8/15/2042	500,000	513,901
Series A, 5.00%, 8/15/2046	550,000	556,921
Series A, 5.50%, 8/15/2048	1,550,000	1,616,396
Series A, 5.50%, 8/15/2053	2,000,000	2,071,495
Palomar Health Revenue, CA:
5.00%, 11/1/2036	500,000	505,428
5.00%, 11/1/2042	2,000,000	1,937,791
Peralta Community College District, General Obligation, CA Series A, 4.00%, 8/1/2031	975,000	975,820
River Islands Public Financing Authority, Special Tax Revenue, CA:
4.00%, 9/1/2051	4,080,000	3,519,368
Series B-2, 5.00%, 9/1/2052	1,245,000	1,235,694
Series B-2, 5.25%, 9/1/2047	1,330,000	1,366,329
Security Description	Principal Amount	Value
Riverside County Public Financing Authority Revenue, CA 5.25%, 11/1/2040	$100,000	$103,521
Riverside County Transportation Commission Revenue, CA Series B1, 3.00%, 6/1/2049	6,210,000	4,718,443
San Diego County Regional Airport Authority Revenue, CA Series A, 4.00%, 7/1/2046	1,100,000	1,109,440
San Francisco City & County Airport Comm-San Francisco International Airport Revenue, CA:
Series 2020-A, AMT, 4.00%, 5/1/2039	2,485,000	2,459,344
Series A, AMT, 5.00%, 1/1/2025	555,000	558,822
Series A, AMT, 5.00%, 5/1/2035	560,000	618,128
Series A, AMT, 5.00%, 5/1/2036	770,000	845,483
Series E, AMT, 5.00%, 5/1/2045	600,000	621,708
San Joaquin Hills Transportation Corridor Agency Revenue, CA:
Series A, 4.00%, 1/15/2044	5,518,000	5,530,673
Series B, 5.25%, 1/15/2044	11,000,000	11,135,847
Silicon Valley Tobacco Securitization Authority Revenue, CA:
Series A, Zero Coupon, 6/1/2036	7,000,000	3,598,111
Series C, Zero Coupon, 6/1/2056	5,250,000	561,878
Southern California Public Power Authority Revenue, CA Series A, 5.00%, 11/1/2033	790,000	849,078
Sulphur Springs Union School District, Special Tax Revenue, CA 5.00%, 9/1/2043	75,000	76,633
Temecula Public Financing Authority, Special Tax Revenue, CA 6.25%, 9/1/2047 (b)	100,000	104,511
Tobacco Securitization Authority of Southern California Revenue, CA:
Zero Coupon, 6/1/2046	5,950,000	1,207,818
Series A, 5.00%, 6/1/2035	500,000	545,722
Series B-1, 5.00%, 6/1/2048	2,245,000	2,293,681
Tracy Community Facilities District, Special Tax Revenue, CA 5.00%, 9/1/2038	2,315,000	2,390,116

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Tustin Community Facilities District, Special Tax Revenue, CA Series A, 5.00%, 9/1/2037	$105,000	$106,555
Washington Township Health Care District Revenue, CA:
Series A, 5.75%, 7/1/2048	480,000	529,798
Series A, 5.75%, 7/1/2053	245,000	263,595
		291,618,947
COLORADO — 3.5%
Aerotropolis Regional Transportation Authority Revenue, CO:
4.38%, 12/1/2052	2,000,000	1,700,614
5.00%, 12/1/2051	1,965,000	1,887,260
Berthoud-Heritage Metropolitan District No. 1 Revenue, CO 5.63%, 12/1/2048	1,500,000	1,495,925
Broadway Park North Metropolitan District No. 2, General Obligation, CO:
5.00%, 12/1/2040 (b)	500,000	483,216
5.00%, 12/1/2049 (b)	1,300,000	1,223,921
Buffalo Highlands Metropolitan District, General Obligation, CO Series A, 5.25%, 12/1/2038	1,000,000	993,248
Centerra Metropolitan District No. 1 Revenue, CO 6.50%, 12/1/2053	500,000	512,114
Centerra Metropolitan District No. 1, General Obligation, CO Series A, 5.00%, 12/1/2051	2,405,000	2,217,978
Centerra Metropolitan District No. 1, Special Obligation, CO 5.00%, 12/1/2029 (b)	1,917,000	1,917,300
City & County of Denver Airport System Revenue, CO:
Series A, AMT, 5.00%, 12/1/2029	525,000	559,664
Series A, AMT, 5.00%, 12/1/2043	2,500,000	2,577,778
City & County of Denver Revenue, CO AMT, 5.00%, 10/1/2032	3,585,000	3,584,935
Clear Creek Transit Metropolitan District No. 2, General Obligation, CO Series A, 5.00%, 12/1/2050	1,000,000	843,180
Colorado Crossing Metropolitan District No. 2, General Obligation, CO Series A-1, 5.00%, 12/1/2047	1,000,000	926,387
Colorado Educational & Cultural Facilities Authority Revenue, CO:
4.13%, 11/15/2044	225,000	211,004
Security Description	Principal Amount	Value
5.00%, 10/1/2039 (b)	$1,595,000	$1,554,716
5.00%, 10/1/2049 (b)	540,000	494,242
Colorado Health Facilities Authority Revenue, CO:
Series A-1, 4.00%, 8/1/2039	3,095,000	3,024,041
Series A-2, 4.00%, 8/1/2049	510,000	474,244
5.00%, 1/1/2031	105,000	105,795
5.00%, 1/1/2037	2,750,000	2,757,539
5.00%, 1/1/2038	200,000	200,739
5.00%, 12/1/2054 (b)	1,250,000	783,553
Series B, 5.00%, 7/1/2057 (a) (d)	1,042,165	806,119
Series A, 5.30%, 7/1/2037	265,000	214,625
Colorado High Performance Transportation Enterprise Revenue, CO 5.00%, 12/31/2056	1,685,000	1,688,302
Colorado International Center Metropolitan District No. 14, General Obligation, CO 5.88%, 12/1/2046	500,000	500,806
Denver Convention Center Hotel Authority Revenue, CO 5.00%, 12/1/2025	1,900,000	1,920,409
Denver Health & Hospital Authority Revenue, CO:
Series A, 4.00%, 12/1/2039	500,000	459,797
Series A, 5.00%, 12/1/2039	40,000	40,007
Series A, 5.25%, 12/1/2045	370,000	370,162
Denver Urban Renewal Authority, Special Obligation, CO Series A, 5.25%, 12/1/2039 (b)	100,000	101,227
E-470 Public Highway Authority Revenue, CO Series B, Zero Coupon, 9/1/2037 (e)	475,000	249,407
Fiddlers Business Improvement District, General Obligation, CO 5.55%, 12/1/2047 (b)	400,000	410,652
Foothills Metropolitan District, Special Assessment, CO 6.00%, 12/1/2038	1,500,000	1,450,763
Fourth North Business Improvement District, Special Tax Revenue, CO:
Series A, 5.25%, 12/1/2032	1,945,000	1,973,614
Series A, 5.75%, 12/1/2052	535,000	536,835
Heritage Todd Creek Metropolitan District, General Obligation, CO 6.13%, 12/1/2044	1,000,000	1,002,983
Hogback Metropolitan District, General Obligation, CO Series A, 5.00%, 12/1/2041	725,000	668,630

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Jefferson Center Metropolitan District No. 1 Revenue, CO Series B, 5.75%, 12/15/2050	$500,000	$501,377
Kinston Metropolitan District No. 5, General Obligation, CO Series A, 5.13%, 12/1/2050	750,000	720,938
Kremmling Memorial Hospital District, Certificate Participation, CO:
6.13%, 12/1/2044 (b)	3,270,000	3,191,242
6.63%, 12/1/2056 (b)	2,575,000	2,506,912
Lakes at Centerra Metropolitan District No. 2, General Obligation, CO Series A, 5.25%, 12/1/2047	1,000,000	966,715
Lanterns Metropolitan District No. 1, General Obligation, CO Series A, 5.00%, 12/1/2039	1,375,000	1,367,339
North Range Metropolitan District No. 3, General Obligation, CO:
Series A, 5.00%, 12/1/2040	1,000,000	989,317
Series A, 5.25%, 12/1/2050	2,000,000	1,974,310
Painted Prairie Public Improvement Authority Revenue, CO 5.00%, 12/1/2049	1,740,000	1,582,228
Peak Metropolitan District No. 3, General Obligation, CO Series A-1, 7.50%, 12/1/2052	2,210,000	2,237,545
Pioneer Community Authority Board Revenue, CO 6.50%, 12/1/2034	2,689,000	2,622,076
Plaza Metropolitan District No. 1, Special Obligation, CO 4.50%, 12/1/2030 (b)	1,000,000	997,159
Prairie Center Metropolitan District No. 3 Revenue, CO Series A, 5.00%, 12/15/2041 (b)	2,990,000	2,996,797
Public Authority for Colorado Energy Revenue, CO 6.50%, 11/15/2038	885,000	1,094,198
Pueblo Urban Renewal Authority, Special Obligation, CO Series A, 4.75%, 12/1/2045 (b)	1,825,000	1,234,209
Raindance Metropolitan District No. 1 Non-Potable Water System Revenue, CO 5.00%, 12/1/2040	2,675,000	2,649,385
Rampart Range Metropolitan District No. 5 Revenue, CO 4.00%, 12/1/2051	500,000	371,024
Regional Transportation District Revenue, CO Series A, 4.00%, 7/15/2039	950,000	948,642
Security Description	Principal Amount	Value
Rocky Mountain Rail Park Metropolitan District, General Obligation, CO:
Series A, 5.00%, 12/1/2041 (b)	$1,000,000	$701,591
Series A, 5.00%, 12/1/2051 (b)	1,000,000	601,561
Sagebrush Farm Metropolitan District No. 1, General Obligation, CO Series A, 6.75%, 12/1/2052	3,000,000	3,027,407
Southglenn Metropolitan District, General Obligation, CO 5.00%, 12/1/2030	1,000,000	998,871
Talon Pointe Metropolitan District, General Obligation, CO Series A, 5.25%, 12/1/2039	500,000	417,279
Transport Metropolitan District No. 3, General Obligation, CO:
Series 2021-A-1, 4.13%, 12/1/2031	1,000,000	912,714
Series 2021-A-1, 5.00%, 12/1/2041	2,700,000	2,348,747
Velocity Metropolitan District No. 3, General Obligation, CO 5.38%, 12/1/2039	1,000,000	996,123
Verve Metropolitan District No. 1, General Obligation, CO:
5.00%, 12/1/2051	500,000	387,246
6.50%, 12/1/2043	2,000,000	1,926,843
6.75%, 12/1/2052	1,430,000	1,386,202
Village Metropolitan District, General Obligation, CO 5.00%, 12/1/2049	1,750,000	1,709,186
Willow Bend Metropolitan District, General Obligation, CO:
Series A, 5.00%, 12/1/2039	600,000	585,245
Series A, 5.00%, 12/1/2049	1,000,000	928,424
Windler Public Improvement Authority Revenue, CO:
Series A-1, 4.00%, 12/1/2031	530,000	492,186
Series A-1, 4.13%, 12/1/2051	2,550,000	1,863,895
		91,158,664
CONNECTICUT — 0.7%
City of Hartford, General Obligation, CT Series C, 3.00%, 7/15/2027	100,000	99,227
Connecticut State Development Authority Revenue, CT AMT, 7.95%, 4/1/2026	300,000	300,091
Connecticut State Health & Educational Facilities Authority Revenue, CT:
Series R, 3.25%, 7/1/2035	500,000	485,703
Series R, 3.38%, 7/1/2037	190,000	181,407
Series F, 3.50%, 7/1/2026	5,000	4,875
Series A, 4.00%, 7/1/2038	745,000	716,489

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series A, 4.00%, 7/1/2049	$1,000,000	$896,433
Series F, 4.00%, 7/1/2030	1,100,000	1,067,359
Series L, 4.00%, 7/1/2034	250,000	252,100
Series L-1, 4.00%, 7/1/2029	490,000	500,874
Series L, 4.13%, 7/1/2041	500,000	500,472
Series A, 5.00%, 1/1/2045 (b)	1,800,000	1,530,957
Series A, 5.00%, 9/1/2046 (b)	110,000	95,801
Series A, 5.00%, 9/1/2053 (b)	500,000	415,173
Series F, 5.00%, 7/1/2037	1,175,000	1,175,898
Series F, 5.00%, 7/1/2045	1,040,000	1,049,004
Series G-1, 5.00%, 7/1/2044 (b)	275,000	257,205
Series G-1, 5.00%, 7/1/2050 (b)	500,000	449,253
Great Pond Improvement District, Special Obligation, CT 5.75%, 10/1/2052 (b)	1,000,000	1,031,065
Harbor Point Infrastructure Improvement District, Special Obligation, CT 5.00%, 4/1/2039 (b)	1,000,000	1,004,804
State of Connecticut Bradley International Airport CFC Revenue, CT Series A, AMT, 5.00%, 7/1/2049	1,910,000	1,950,940
Steel Point Infrastructure Improvement District, Special Obligation, CT 4.00%, 4/1/2051 (b)	3,120,000	2,390,535
Town of Hamden Revenue, CT 5.00%, 1/1/2050	1,000,000	885,114
		17,240,779
DELAWARE — 0.3%
County of Kent Revenue, DE:
Series A, 5.00%, 7/1/2040	750,000	758,388
Series A, 5.00%, 7/1/2048	1,000,000	1,002,632
Delaware State Economic Development Authority Revenue, DE:
Series A, VRN, 1.25%, 10/1/2045 (a)	3,000,000	2,819,808
Series B, VRN, 1.25%, 10/1/2040 (a)	1,000,000	939,936
Series A, 3.25%, 6/1/2026	365,000	351,819
Series A, 4.00%, 6/1/2042	160,000	131,837
Series A, 4.00%, 6/1/2052	70,000	52,613
Series A, 5.00%, 6/1/2036	500,000	499,519
Series A, 5.00%, 6/1/2046	700,000	647,834
		7,204,386
DISTRICT OF COLUMBIA — 1.0%
District of Columbia Revenue, DC:
5.00%, 4/1/2033	500,000	525,041
5.00%, 12/1/2034	500,000	555,091
Security Description	Principal Amount	Value
5.00%, 10/1/2035	$2,630,000	$2,629,955
5.00%, 6/1/2050	2,590,000	2,366,649
Series A, 5.00%, 7/1/2032	150,000	151,735
Series A, 5.00%, 6/1/2041 (b)	250,000	244,906
Series A, 5.00%, 7/1/2052	290,000	263,906
Series A, 5.63%, 6/1/2044	400,000	407,872
Series A, 6.00%, 6/1/2058	1,000,000	1,021,287
District of Columbia Tobacco Settlement Financing Corp. Revenue, DC:
Series A, Zero Coupon, 6/15/2046	25,000,000	6,054,498
Series C, Zero Coupon, 6/15/2055	20,000,000	2,237,804
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, DC:
AGC, Zero Coupon, 10/1/2035 (e)	220,000	143,757
Series A, AGM, 4.00%, 10/1/2052 (e)	4,710,000	4,484,269
Series B, 4.00%, 10/1/2044	650,000	634,460
Series B, 4.00%, 10/1/2049	1,625,000	1,527,188
Series B, AGM, 4.00%, 10/1/2053 (e)	3,125,000	2,935,847
Series A, 5.00%, 10/1/2033	855,000	926,886
		27,111,151
FLORIDA — 6.5%
Alachua County Health Facilities Authority Revenue, FL:
Series A, 4.00%, 12/1/2044	325,000	304,689
5.00%, 11/15/2024 (f)	30,000	29,255
Avenir Community Development District, Special Assessment, FL 5.38%, 5/1/2043	1,225,000	1,238,359
Bexley Community Development District, Special Assessment, FL 4.70%, 5/1/2036	100,000	100,080
Cape Coral Health Facilities Authority Revenue, FL 6.00%, 7/1/2045 (b)	1,000,000	718,584
Capital Trust Agency, Inc. Revenue, FL:
4.00%, 6/15/2041 (b)	1,500,000	1,256,104
4.00%, 6/15/2051 (b)	1,500,000	1,127,675
Series A, 4.00%, 7/1/2056 (b)	885,000	652,718
5.00%, 12/15/2040 (b)	190,000	176,745
5.00%, 7/1/2046 (b)	750,000	558,251
Series A, 5.00%, 6/15/2039 (b)	390,000	378,256
Series A, 5.00%, 6/15/2049 (b)	2,425,000	2,257,388
Series A, 5.00%, 7/1/2050	600,000	401,717

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 6/15/2055 (b)	$290,000	$258,600
Series A, 5.00%, 8/1/2055	700,000	661,163
Series A-1, 5.00%, 1/1/2055 (b)	250,000	209,887
Series A-1, 5.00%, 7/1/2056 (b)	3,850,000	3,522,685
Series A, 5.13%, 6/15/2037 (b)	450,000	451,876
Series A, 5.38%, 6/15/2038 (b)	105,000	104,117
5.63%, 8/1/2037 (b)	115,000	94,316
5.88%, 8/1/2052 (b)	610,000	453,135
6.10%, 8/15/2038 (b)	215,000	223,652
Series A, 7.50%, 6/1/2048 (b) (f)	3,019,549	301,955
Capital Trust Authority Revenue, FL:
Series A, 5.63%, 6/15/2044 (b)	405,000	412,012
Series A, 6.00%, 6/15/2054 (b)	110,000	112,561
Series A, 6.13%, 6/15/2060 (b)	285,000	292,069
Series A, 6.38%, 6/15/2058 (b)	1,000,000	1,035,275
Series A, 6.50%, 12/15/2053 (b)	1,320,000	1,352,911
Celebration Pointe Community Development District No. 1, Special Assessment, FL 4.00%, 5/1/2053	2,585,000	2,115,756
Central Florida Expressway Authority Revenue, FL BAM, 3.25%, 7/1/2039 (e)	100,000	92,131
Charlotte County Industrial Development Authority Revenue, FL Series A, AMT, 4.00%, 10/1/2051 (b)	1,720,000	1,431,267
City of Jacksonville Revenue, FL 4.00%, 11/1/2040	415,000	393,145
City of Orlando Tourist Development Tax Revenue, FL:
Series A, AGM, 5.00%, 11/1/2026 (e)	735,000	763,038
Series A, AGM, 5.00%, 11/1/2028 (e)	500,000	527,517
Series A, AGM, 5.00%, 11/1/2036 (e)	200,000	209,097
City of Pompano Beach Revenue, FL 4.00%, 9/1/2050	500,000	394,392
City of South Miami Health Facilities Authority, Inc. Revenue, FL 4.00%, 8/15/2047	1,000,000	927,760
Security Description	Principal Amount	Value
City of Tallahassee Revenue, FL Series A, 5.00%, 12/1/2055	$440,000	$434,643
City of Tampa Revenue, FL:
5.00%, 4/1/2040	500,000	504,957
Series B, 5.00%, 7/1/2050	5,000,000	5,195,262
Collier County Industrial Development Authority Revenue, FL:
Series A, 8.13%, 5/15/2044 (b) (f)	298,278	8,053
Series A, 8.25%, 5/15/2049 (b) (f)	74,569	2,013
Corkscrew Farms Community Development District, Special Assessment, FL 5.00%, 11/1/2038 (b)	140,000	141,643
County of Bay Water & Sewer System Revenue, FL 4.00%, 9/1/2045	215,000	208,308
County of Broward Airport System Revenue, FL:
Series Q-1, 4.00%, 10/1/2042	140,000	139,021
Series A, AMT, 5.00%, 10/1/2036	300,000	320,374
County of Escambia Revenue, FL Series B, VRN, 2.00%, 11/1/2033 (a)	775,000	766,844
County of Escambia Sales Tax Revenue, FL 5.00%, 10/1/2046	550,000	572,425
County of Miami-Dade Aviation Revenue, FL:
Series A, AMT, 4.25%, 10/1/2036	100,000	100,336
AMT, 5.00%, 10/1/2028	500,000	502,220
AMT, 5.00%, 10/1/2030	650,000	653,226
5.00%, 10/1/2033	505,000	522,374
Series A, 5.00%, 10/1/2036	765,000	787,663
County of Miami-Dade Revenue, FL:
Series C, AGC, Zero Coupon, 10/1/2048 (e)	595,000	196,554
5.00%, 10/1/2026	870,000	910,131
5.00%, 10/1/2027	240,000	249,723
5.00%, 10/1/2029	675,000	702,016
Series A, AGC, 6.88%, 10/1/2034 (a) (e)	145,000	174,758
County of Miami-Dade Seaport Department Revenue, FL Series A-1, AGM, AMT, 4.00%, 10/1/2045 (e)	590,000	560,914
County of Osceola Transportation Revenue, FL Series A-1, 5.00%, 10/1/2049	500,000	512,300
County of Palm Beach Revenue, FL Series A, 5.00%, 4/1/2051 (b)	110,000	107,451

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Crosswinds East Community Development District, Special Assessment, FL:
5.50%, 5/1/2044	$295,000	$298,652
5.75%, 5/1/2054	500,000	504,157
Edgewater East Community Development District, Special Assessment, FL 4.00%, 5/1/2052	2,000,000	1,561,443
Escambia County Health Facilities Authority Revenue, FL:
Series A, 4.00%, 8/15/2045	1,000,000	893,652
Series A, 5.00%, 8/15/2031	155,000	164,412
Series A, 5.00%, 8/15/2033	1,595,000	1,686,447
Florida Development Finance Corp. Revenue, FL:
4.00%, 11/15/2039	500,000	506,419
Series A, 4.00%, 6/1/2041 (b)	2,070,000	1,560,433
Series A, 4.00%, 7/1/2045	600,000	516,971
Series A, 4.00%, 7/1/2051 (b)	750,000	641,990
Series A, 4.00%, 6/1/2055 (b)	1,000,000	635,771
Series A, 4.00%, 6/30/2056 (b)	1,490,000	1,049,234
Series A, 4.75%, 7/15/2036 (b)	500,000	489,041
AMT, 5.00%, 5/1/2029 (b)	3,060,000	3,061,600
5.00%, 6/1/2051 (b)	2,000,000	1,674,997
Series A, 5.00%, 6/15/2035	2,425,000	2,488,899
Series A, 5.00%, 2/1/2052	2,000,000	1,823,895
Series C, 5.00%, 9/15/2040 (b)	100,000	93,907
5.25%, 6/15/2029 (b)	2,200,000	2,246,578
AMT, 5.25%, 8/1/2029 (b)	2,000,000	2,010,922
Series A, 5.25%, 6/1/2050 (b)	1,000,000	848,093
Series A, 5.25%, 6/1/2055 (b)	1,000,000	829,207
Series A, 6.00%, 6/15/2035 (b)	505,000	511,604
Series A, 6.00%, 6/15/2044 (b)	575,000	482,248
AMT, 6.13%, 7/1/2032 (a) (b)	1,350,000	1,377,281
Series A, 6.13%, 6/15/2044 (b)	555,000	555,674
Series A, 6.13%, 6/15/2046 (b)	100,000	100,725
Series A-2, AMT, 6.25%, 1/1/2049 (a) (b)	4,015,000	4,015,852
Series A, AMT, VRN, 6.38%, 1/1/2049 (a) (b)	5,865,000	5,865,746
Series A, 6.50%, 7/1/2044	925,000	926,662
Series A, AMT, VRN, 6.50%, 1/1/2049 (a) (b)	7,170,000	7,172,194
Series A, 6.75%, 6/15/2053 (b)	2,000,000	2,183,617
Series B, AMT, 7.38%, 1/1/2049 (b)	9,670,000	10,077,200
Security Description	Principal Amount	Value
Series A, AMT, 8.00%, 7/1/2057 (a) (b)	$10,595,000	$11,230,700
Series C, 8.25%, 7/1/2057 (a) (b)	10,255,000	10,251,733
Florida Higher Educational Facilities Financial Authority Revenue, FL:
5.00%, 3/1/2047	1,000,000	1,005,604
Series A-1, 5.00%, 6/1/2048 (b)	1,000,000	930,994
FRERC Community Development District, Special Assessment, FL 5.50%, 11/1/2050	100,000	92,273
Greater Orlando Aviation Authority Revenue, FL:
AMT, 5.00%, 11/15/2036	2,850,000	2,850,679
Series A, AMT, 5.00%, 10/1/2026	235,000	242,447
Series A, AMT, 5.00%, 10/1/2027	170,000	179,029
Series A, AMT, 5.00%, 10/1/2042	250,000	256,164
Grove Resort Community Development District, Special Assessment, FL Series A, 5.88%, 11/1/2047	545,000	576,359
Halifax Hospital Medical Center Revenue, FL 4.00%, 6/1/2046	125,000	117,107
Heights Community Development District, Special Obligation, FL 5.00%, 1/1/2038	995,000	996,693
Hernando County School District, Certificate Participation, FL Series A, AGM, 3.00%, 7/1/2035 (e)	115,000	109,531
Highlands County Health Facilities Authority Revenue, FL:
Series A, 6.00%, 4/1/2038 (f)	500,000	145,000
Series A, 6.25%, 4/1/2049 (f)	500,000	145,000
Hillsborough County Aviation Authority Revenue, FL Series A, AMT, 5.00%, 10/1/2048	1,740,000	1,780,544
Hillsborough County Industrial Development Authority Revenue, FL Series A, 3.50%, 8/1/2055	5,000,000	3,953,853
Hillsborough County School Board, Certificate Participation, FL 5.00%, 7/1/2027	600,000	632,585
JEA Electric System Revenue, FL Series B, 5.00%, 10/1/2028	325,000	346,157

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Lakewood Ranch Stewardship District, Special Assessment, FL:
4.00%, 5/1/2050 (b)	$1,250,000	$1,046,513
6.13%, 5/1/2043	1,200,000	1,268,350
6.30%, 5/1/2054	1,080,000	1,133,218
Lee County Industrial Development Authority Revenue, FL:
Series A, 5.25%, 10/1/2057	550,000	467,796
5.75%, 6/15/2042 (b)	500,000	488,109
LT Ranch Community Development District, Special Assessment, FL 4.00%, 5/1/2040	730,000	658,965
Miami Beach Redevelopment Agency, Special Obligation, FL Series A, 5.00%, 2/1/2033	680,000	681,671
Miami World Center Community Development District, Special Assessment, FL 5.13%, 11/1/2039	1,000,000	1,017,445
Miami-Dade County Expressway Authority Revenue, FL:
Series A, 5.00%, 7/1/2027	400,000	400,163
Series A, 5.00%, 7/1/2028	325,000	334,179
Series A, 5.00%, 7/1/2031	200,000	200,095
Miami-Dade County Health Facilities Authority Revenue, FL 5.00%, 8/1/2047	245,000	247,667
Midtown Miami Community Development District, Special Assessment, FL:
Series A, 5.00%, 5/1/2037	1,430,000	1,430,079
Series B, 5.00%, 5/1/2037	925,000	925,051
Mirada II Community Development District, Special Assessment, FL 4.00%, 5/1/2051	990,000	808,372
Northern Palm Beach County Improvement District, Special Assessment, FL 5.35%, 8/1/2035	360,000	367,137
Palm Beach County Health Facilities Authority Revenue, FL Series B, 4.00%, 5/15/2053	500,000	360,419
Pinellas County Industrial Development Authority Revenue, FL:
5.00%, 7/1/2029	130,000	133,476
5.00%, 7/1/2039	410,000	413,923
Reunion East Community Development District, Special Assessment, FL:
Series 2021, 3.15%, 5/1/2041	60,000	48,474
Series 2021, 4.00%, 5/1/2051	135,000	113,241
Security Description	Principal Amount	Value
Sawyers Landing Community Development District, Special Assessment, FL 4.25%, 5/1/2053	$3,300,000	$2,632,040
School Board of Miami-Dade County, Certificate Participation, FL Series C, 3.25%, 2/1/2032	100,000	100,000
Seminole County Industrial Development Authority Revenue, FL:
Series A, 5.25%, 11/15/2039	1,400,000	1,234,805
Series A, 5.50%, 11/15/2049	1,515,000	1,264,704
St. Johns County Industrial Development Authority Revenue, FL:
Series A, 4.00%, 12/15/2036	1,000,000	890,246
Series A, 4.00%, 12/15/2041	750,000	611,149
Series A, 4.00%, 12/15/2046	750,000	572,163
Series A, 4.00%, 12/15/2050	1,000,000	734,290
Tolomato Community Development District, Special Assessment, FL:
Series 2015-2, Zero Coupon, 5/1/2040 (d)	180,000	173,482
Series A-2, 4.25%, 5/1/2037	1,100,000	1,060,340
Series 2015-3, 6.61%, 5/1/2040 (f) (g)	195,000	—
Town of Davie Revenue, FL 5.00%, 4/1/2038	560,000	584,637
USF Financing Corp., Certificate Participation, FL Series A, 5.00%, 7/1/2034	550,000	561,365
Village Community Development District No. 12, Special Assessment, FL 4.25%, 5/1/2043	1,810,000	1,776,050
Village Community Development District No. 13, Special Assessment, FL:
2.63%, 5/1/2024	65,000	64,939
3.70%, 5/1/2050	1,910,000	1,695,590
Village Community Development District No. 14, Special Assessment, FL 5.50%, 5/1/2053	2,970,000	3,105,456
Village Community Development District No. 15, Special Assessment, FL:
5.00%, 5/1/2043 (b)	1,250,000	1,292,009
5.25%, 5/1/2054 (b)	1,550,000	1,605,878
Volusia County Educational Facility Authority Revenue, FL 5.00%, 6/1/2045	130,000	131,191
West Palm Beach Community Redevelopment Agency, Special Obligation, FL 5.00%, 3/1/2036	100,000	108,391

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
West Villages Improvement District, Special Assessment, FL 4.75%, 5/1/2039	$1,000,000	$973,703
Westview South Community Development District, Special Assessment, FL 5.38%, 5/1/2043	700,000	709,773
Wiregrass Community Development District, Special Assessment, FL 5.63%, 5/1/2045	670,000	673,761
		169,611,627
GEORGIA — 1.3%
Atlanta Development Authority Revenue, GA:
Series A1, 6.50%, 1/1/2029 (f)	350,000	157,500
Series A1, 6.75%, 1/1/2035 (f)	1,705,000	767,250
Series A1, 7.00%, 1/1/2040 (f)	500,000	225,000
Augusta Development Authority Revenue, GA:
4.00%, 7/1/2037	105,000	105,401
5.00%, 7/1/2025	785,000	793,191
Development Authority of Burke County Revenue, GA:
Series 2008, 3.38%, 11/1/2048 (a)	2,000,000	1,987,721
Series C, 4.13%, 11/1/2045	4,495,000	4,163,427
Series D, 4.13%, 11/1/2045	435,000	402,912
Development Authority of Cobb County Revenue, GA Series A, 6.40%, 6/15/2053 (b)	1,250,000	1,267,115
Development Authority Of The City Of Marietta Revenue, GA Series A, 5.00%, 11/1/2047 (b)	2,500,000	2,320,273
Development Authority of White County Revenue, GA:
Series A, 5.13%, 10/1/2039	790,000	720,136
Series A, 5.25%, 10/1/2049	115,000	98,996
Fulton County Residential Care Facilities for the Elderly Authority Revenue, GA:
Series A, 4.00%, 4/1/2051 (b)	6,350,000	4,696,308
5.00%, 7/1/2042	1,000,000	961,714
Gainesville & Hall County Hospital Authority Revenue, GA Series A, 4.00%, 2/15/2051	1,330,000	1,259,608
George L Smith II Congress Center Authority Revenue, GA:
Series B, 3.63%, 1/1/2031 (b)	1,850,000	1,738,992
Series A, 4.00%, 1/1/2054	750,000	669,913
Series B, 5.00%, 1/1/2054 (b)	1,500,000	1,354,772
Georgia Local Government, Certificate Participation, GA Series A, 4.75%, 6/1/2028 (e)	629,000	644,121
Security Description	Principal Amount	Value
Macon-Bibb County Urban Development Authority Revenue, GA Series A, 5.75%, 6/15/2037 (b)	$250,000	$258,001
Main Street Natural Gas, Inc. Revenue, GA:
Series C, 4.00%, 8/1/2052 (a) (b)	1,000,000	972,989
Series A, 5.00%, 5/15/2049	3,980,000	4,229,133
Series A, 5.50%, 9/15/2026	205,000	210,469
Municipal Electric Authority of Georgia Revenue, GA:
Series B, 4.00%, 1/1/2049	2,000,000	1,843,422
Series A, 5.00%, 7/1/2060	635,000	635,580
Series B, 5.00%, 1/1/2048	850,000	862,499
Series A, 5.50%, 7/1/2060	170,000	170,253
		33,516,696
GUAM — 0.8%
Guam Government Waterworks Authority Revenue, GU:
5.00%, 1/1/2046	4,780,000	4,874,008
Series A, 5.00%, 7/1/2029	315,000	315,826
Series A, 5.00%, 7/1/2044	1,000,000	1,089,068
Series A, 5.00%, 7/1/2045	1,250,000	1,356,252
Territory of Guam Revenue, GU:
Series D, 4.00%, 11/15/2039	500,000	477,440
Series A, 5.00%, 12/1/2025	4,000,000	4,059,026
Series D, 5.00%, 11/15/2027	355,000	361,435
Series D, 5.00%, 11/15/2028	110,000	112,087
Series D, 5.00%, 11/15/2029	525,000	535,140
Series D, 5.00%, 11/15/2034	250,000	253,994
Series D, 5.00%, 11/15/2035	100,000	101,493
Series D, 5.00%, 11/15/2039	6,370,000	6,426,601
Territory of Guam, General Obligation, GU AMT, 5.00%, 11/15/2031	165,000	170,203
		20,132,573
HAWAII — 0.1%
State of Hawaii Department of Budget & Finance Revenue, HI:
3.20%, 7/1/2039	2,000,000	1,318,362
Series A, 5.00%, 1/1/2045 (b)	750,000	655,158
6.00%, 7/1/2028 (b)	355,000	363,139
Series A, 6.88%, 7/1/2043 (b)	300,000	300,177
		2,636,836
IDAHO — 0.2%
Idaho Falls Auditorium District, Certificate Participation, ID 5.25%, 5/15/2051 (b)	1,000,000	989,947
Idaho Health Facilities Authority Revenue, ID 3.50%, 9/1/2033	670,000	602,865

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Spring Valley Community Infrastructure District No. 1, Special Assessment, ID:
3.75%, 9/1/2051 (b)	$3,000,000	$2,343,427
6.25%, 9/1/2053 (b)	1,740,000	1,758,731
		5,694,970
ILLINOIS — 7.1%
Chicago Board of Education Dedicated Capital Improvement Tax Revenue, IL:
5.75%, 4/1/2035	250,000	266,167
6.00%, 4/1/2046	350,000	366,765
6.10%, 4/1/2036	45,000	48,222
Chicago Board of Education, General Obligation, IL:
Series A, Zero Coupon, 12/1/2027 (e)	225,000	194,350
Series A, Zero Coupon, 12/1/2028 (e)	100,000	82,849
Series A, Zero Coupon, 12/1/2031 (e)	1,060,000	773,949
Series B-1, Zero Coupon, 12/1/2028 (e)	830,000	688,908
Series B-1, Zero Coupon, 12/1/2029 (e)	620,000	492,566
Series B-1, Zero Coupon, 12/1/2030 (e)	220,000	167,963
Series A, 4.00%, 12/1/2047	6,750,000	6,029,215
Series B, 4.00%, 12/1/2035	200,000	197,683
Series A, AGM, 5.00%, 12/1/2028 (e)	150,000	158,242
Series A, 5.00%, 12/1/2030	4,020,000	4,196,145
Series A, 5.00%, 12/1/2031	600,000	622,550
Series A, 5.00%, 12/1/2033	6,000,000	6,514,351
Series A, 5.00%, 12/1/2034	2,250,000	2,383,441
Series A, 5.00%, 12/1/2035	1,500,000	1,549,351
Series A, 5.00%, 12/1/2036	3,550,000	3,720,807
Series A, 5.00%, 12/1/2037	150,000	156,167
Series A, 5.00%, 12/1/2039	910,000	941,242
Series A, 5.00%, 12/1/2042	1,330,000	1,329,907
Series B, 5.00%, 12/1/2029	100,000	105,997
Series B, 5.00%, 12/1/2031	8,250,000	8,760,193
Series B, 5.00%, 12/1/2033	340,000	356,901
Series B, 5.00%, 12/1/2034	410,000	408,645
Series C, 5.00%, 12/1/2027	600,000	623,674
Series C, 5.00%, 12/1/2030	3,780,000	3,895,096
Series C, 5.00%, 12/1/2034	5,080,000	5,208,290
Series D, 5.00%, 12/1/2027	2,400,000	2,494,698
Series D, 5.00%, 12/1/2046	5,200,000	5,202,704
Series G, 5.00%, 12/1/2034	2,400,000	2,460,609
Series H, 5.00%, 12/1/2036	3,100,000	3,158,071
Series E, 5.13%, 12/1/2032	765,000	765,979
Series C, 5.25%, 12/1/2035	2,140,000	2,141,714
Series C, 5.25%, 12/1/2039	7,865,000	7,864,917
Series A, 5.50%, 12/1/2026 (e)	885,000	907,616
Security Description	Principal Amount	Value
Series A, AMBAC, 5.50%, 12/1/2031 (e)	$620,000	$666,580
Series A, 5.88%, 12/1/2047	5,225,000	5,769,846
Series A, 6.00%, 12/1/2049	3,100,000	3,442,808
Series A, 7.00%, 12/1/2026	1,100,000	1,153,980
Series A, 7.00%, 12/1/2044	3,405,000	3,543,047
Series A, 7.00%, 12/1/2046 (b)	2,125,000	2,308,488
Chicago Midway International Airport Revenue, IL Series A, AMT, 5.00%, 1/1/2026	100,000	102,142
Chicago O'Hare International Airport Revenue, IL:
Series A, 4.00%, 1/1/2038	1,505,000	1,536,227
Series B, AGM, 4.00%, 1/1/2053 (e)	300,000	291,183
AMT, 5.00%, 7/1/2048	800,000	802,277
Series A, AMT, 5.00%, 1/1/2048	1,000,000	1,024,400
Series B, 5.00%, 1/1/2029	315,000	318,605
Series C, 5.00%, 1/1/2032	500,000	514,403
Series D, 5.00%, 1/1/2047	500,000	510,764
Chicago Transit Authority Sales Tax Receipts Fund Revenue, IL 5.00%, 12/1/2046	520,000	529,208
City of Chicago Waterworks Revenue, IL:
4.00%, 11/1/2037	30,000	30,001
Series A-1, 5.00%, 11/1/2030	780,000	811,192
City of Chicago, General Obligation, IL:
Series C, Zero Coupon, 1/1/2026	200,000	187,659
Series A, 4.00%, 1/1/2036	2,055,000	2,083,987
Series B, 4.00%, 1/1/2038	7,709,000	7,706,021
Series C, 5.00%, 1/1/2026	470,000	481,386
Series C, 5.00%, 1/1/2027	195,000	198,941
Series C, 5.00%, 1/1/2035	700,000	708,135
Series C, 5.00%, 1/1/2038	1,615,000	1,625,047
Series 2007G, 5.50%, 1/1/2042	780,000	783,302
Series A, 5.50%, 1/1/2035	1,840,000	1,993,513
Series A, 5.50%, 1/1/2039	2,800,000	3,088,508
Series A, 5.50%, 1/1/2040	2,720,000	2,983,863
Series A, 5.50%, 1/1/2041	2,000,000	2,142,467
Series A, 5.50%, 1/1/2049	1,000,000	1,041,737
Series A, 5.75%, 1/1/2033	510,000	534,754
Cook County Community College District No. 508, General Obligation, IL:
5.13%, 12/1/2038	430,000	430,289
5.25%, 12/1/2043	205,000	205,152
Illinois Finance Authority Revenue, IL:
4.00%, 10/1/2034 (b)	440,000	412,969

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 12/1/2040	$250,000	$240,627
Series C, 4.25%, 8/1/2042	1,050,000	974,723
Series A, 4.50%, 8/1/2033 (b)	1,275,000	1,308,125
5.00%, 2/15/2032	100,000	101,139
5.00%, 5/15/2033	2,220,000	2,086,451
5.00%, 5/15/2040	3,550,000	1,508,750
Series A, 5.00%, 8/1/2042	580,000	584,486
Series A, 5.00%, 2/15/2047	1,385,000	1,353,546
Series A, 5.00%, 11/1/2049	600,000	451,718
Series A, 5.00%, 2/15/2050	1,950,000	1,886,678
Series A, 5.00%, 7/1/2051 (b)	1,000,000	734,121
5.25%, 2/15/2047	100,000	99,729
Series A, 5.25%, 5/1/2038	1,030,000	1,004,941
Series A, 5.25%, 8/1/2038 (b)	300,000	319,323
5.50%, 4/1/2032	500,000	492,075
Series A, 6.00%, 4/1/2038 (b)	1,175,000	1,179,013
Series A, 6.13%, 4/1/2049 (b)	500,000	488,442
Series A, 6.13%, 4/1/2058 (b)	1,390,000	1,326,215
Series B, AMT, 7.38%, 9/1/2042 (a) (b)	1,000,000	1,086,186
Illinois Sports Facilities Authority Revenue, IL:
AMBAC, Zero Coupon, 6/15/2025 (e)	680,000	645,634
Series A, 5.00%, 6/15/2032	220,000	236,918
Metropolitan Pier & Exposition Authority Revenue, IL:
AGM, Zero Coupon, 6/15/2027 (e)	125,000	111,952
AGM, Zero Coupon, 6/15/2047 (e)	11,000,000	3,794,537
Series A, Zero Coupon, 6/15/2029 (e)	105,000	87,770
Series A, Zero Coupon, 6/15/2031 (e)	215,000	167,662
Series A, Zero Coupon, 6/15/2034 (e)	190,000	132,002
Series A, Zero Coupon, 12/15/2034 (e)	220,000	149,820
Series A, Zero Coupon, 12/15/2035 (e)	140,000	91,343
Series A, Zero Coupon, 6/15/2037 (e)	650,000	392,989
Series A, Zero Coupon, 12/15/2039 (e)	200,000	105,871
Series A, Zero Coupon, 6/15/2041	500,000	228,746
Series B, Zero Coupon, 12/15/2041	395,000	176,649
Series B, Zero Coupon, 12/15/2051	2,200,000	538,153
Series B, AGM, Zero Coupon, 12/15/2056 (e)	845,000	176,453
Series A, 4.00%, 12/15/2042	8,500,000	8,298,009
Series A, 4.00%, 12/15/2047	3,060,000	2,846,150
Series A, 5.00%, 6/15/2053	2,000,000	2,011,317
Series B, 5.00%, 12/15/2040	100,000	101,336
Security Description	Principal Amount	Value
Series B, 5.00%, 6/15/2042	$205,000	$215,410
Series B, 5.00%, 6/15/2052	2,395,000	2,409,593
Series B, 5.50%, 6/15/2029 (e)	5,130,000	5,322,223
Northeastern Illinois University, Certificate Participation, IL 4.10%, 10/1/2041	245,000	195,219
Northern Illinois Municipal Power Agency Revenue, IL Series A, 5.00%, 12/1/2027	105,000	109,617
Northern Illinois University Revenue, IL Series B, BAM, 5.00%, 4/1/2027 (e)	630,000	653,091
State of Illinois Sales Tax Revenue, IL:
Series A, 3.00%, 6/15/2033	500,000	470,389
Series D, 3.00%, 6/15/2031	710,000	681,085
Series A, 5.00%, 6/15/2026	725,000	752,666
Series A, 5.00%, 6/15/2027	250,000	259,811
State of Illinois, General Obligation, IL:
3.50%, 6/1/2029	140,000	138,916
4.00%, 6/1/2032	1,820,000	1,833,779
5.00%, 1/1/2029	1,000,000	1,030,454
5.00%, 5/1/2032	3,000,000	3,003,075
5.00%, 11/1/2034	120,000	123,877
5.00%, 5/1/2035	140,000	140,093
5.00%, 5/1/2036	125,000	125,075
5.00%, 2/1/2039	2,000,000	2,000,681
5.00%, 5/1/2039	380,000	380,138
Series A, 5.00%, 10/1/2024	150,000	151,055
Series A, 5.00%, 5/1/2035	1,000,000	1,056,408
Series C, 5.00%, 12/1/2045	1,000,000	1,068,962
Village of Bridgeview, General Obligation, IL:
5.00%, 12/1/2042	260,000	239,121
Series A, 5.50%, 12/1/2043	115,000	111,418
Village of Rosemont, General Obligation, IL Series A, AGM, 5.00%, 12/1/2040 (e)	190,000	195,627
Will County Community High School District No. 210 Lincoln-Way, General Obligation, IL Series B, Zero Coupon, 1/1/2033	340,000	239,171
		185,625,378
INDIANA — 0.3%
City of Terre Haute Revenue, IN Series A, AMT, 7.25%, 12/1/2028 (f)	702,730	7
City of Valparaiso Revenue, IN AMT, 6.75%, 1/1/2034	750,000	751,740

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
County of Allen Revenue, IN 6.00%, 2/1/2039	$100,000	$93,295
Indiana Finance Authority Revenue, IN:
3.75%, 10/1/2037	200,000	172,806
Series 2, 4.00%, 10/1/2036	640,000	665,380
Series A, 4.50%, 7/1/2053	250,000	161,374
5.00%, 10/1/2042	1,170,000	1,135,031
Series A, AMT, 6.75%, 5/1/2039	275,000	308,065
AMT, 7.00%, 3/1/2039 (b)	500,000	348,516
Indianapolis Local Public Improvement Bond Bank Revenue, IN:
Series I, AMT, 5.00%, 1/1/2027	750,000	755,237
Series E, 6.00%, 3/1/2053	1,000,000	1,081,911
Series F, 7.75%, 3/1/2067	1,725,000	1,827,469
		7,300,831
IOWA — 0.7%
Iowa Finance Authority Revenue, IA:
4.75%, 8/1/2042	6,000,000	5,956,093
VRN, 5.00%, 12/1/2050 (a)	6,000,000	6,345,261
Series A, 5.00%, 5/15/2036	1,250,000	1,236,507
Series A, 5.00%, 5/15/2041	545,000	514,414
Series A, 5.00%, 5/15/2043	935,000	872,729
Series A, 5.00%, 5/15/2047	415,000	372,994
Iowa Higher Education Loan Authority Revenue, IA 4.00%, 10/1/2025	210,000	205,796
Iowa Tobacco Settlement Authority Revenue, IA:
Series B-2, Zero Coupon, 6/1/2065	5,265,000	732,315
Series B1, 4.00%, 6/1/2049	1,320,000	1,332,014
PEFA, Inc. Revenue, IA VRN, 5.00%, 9/1/2049 (a)	500,000	511,901
		18,080,024
KANSAS — 0.1%
City of Hutchinson Revenue, KS 5.00%, 12/1/2041	610,000	557,229
City of Overland Park Sales Tax Revenue, KS 6.00%, 12/15/2032 (f)	200,000	80,000
City of Wichita Revenue, KS:
5.00%, 5/15/2050	750,000	545,858
Series I, 5.00%, 5/15/2033	350,000	320,823
Series IV-A, 5.63%, 5/15/2044	1,185,000	995,860
Wyandotte County-Kansas City Unified Government Revenue, KS Zero Coupon, 12/1/2027 (e)	230,000	197,535
		2,697,305
Security Description	Principal Amount	Value
KENTUCKY — 1.2%
City of Henderson Revenue, KY:
Series A, AMT, 4.45%, 1/1/2042 (b)	$2,875,000	$2,836,623
Series B, AMT, 4.45%, 1/1/2042 (b)	1,275,000	1,257,981
Series A, AMT, 4.70%, 1/1/2052 (b)	5,940,000	5,885,013
City of Murray Revenue, KY 4.00%, 8/1/2034	220,000	214,230
Floyd County School District Finance Corp. Revenue, KY 3.50%, 8/1/2033	235,000	230,518
Kentucky Asset Liability Commission Revenue, KY:
Series A, 5.00%, 9/1/2024	790,000	793,336
Series A, 5.00%, 9/1/2026	120,000	120,557
Kentucky Economic Development Finance Authority Revenue, KY:
Series A, AGM, 4.00%, 12/1/2041 (e)	500,000	490,498
Series A, 5.00%, 6/1/2037	1,520,000	1,550,925
Series A, 5.00%, 6/1/2045	4,000,000	4,022,851
Series A, AGM, 5.00%, 12/1/2045 (e)	550,000	570,334
Series A, 5.25%, 6/1/2050	100,000	100,111
5.50%, 11/15/2035	105,000	99,970
Kentucky Housing Corp. Revenue, KY Series A-2, 4.65%, 5/1/2025 (b)	3,000,000	2,999,578
Kentucky Municipal Power Agency Revenue, KY:
Series A, 4.00%, 9/1/2039 (e)	140,000	135,798
Series A, 5.00%, 9/1/2025 (e)	425,000	432,560
Series A, 5.00%, 9/1/2026 (e)	160,000	162,408
Series A, 5.00%, 9/1/2042 (e)	125,000	124,393
Kentucky Public Energy Authority Revenue, KY:
Series A, VRN, 4.00%, 12/1/2050 (a)	500,000	499,020
Series A-1, 5.00%, 5/1/2055 (a)	7,500,000	7,936,524
Louisville/Jefferson County Metropolitan Government Revenue, KY Series D, VRN, 5.00%, 10/1/2047 (a)	500,000	540,451
		31,003,679
LOUISIANA — 1.3%
Calcasieu Parish Memorial Hospital Service District Revenue, LA 5.00%, 12/1/2034	2,000,000	2,001,778

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
City of Shreveport Water & Sewer Revenue, LA:
Series B, AGM, 3.00%, 12/1/2035 (e)	$200,000	$187,381
Series B, AGM, 4.00%, 12/1/2041 (e)	480,000	476,222
Series C, BAM, 4.00%, 12/1/2033 (e)	365,000	372,198
5.00%, 12/1/2040	250,000	252,684
Series A, AGM, 5.00%, 12/1/2036 (e)	260,000	271,657
Jefferson Parish Economic Development & Port District Revenue, LA Series A, 5.50%, 6/15/2038 (b)	1,175,000	1,184,529
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, LA:
3.50%, 11/1/2032	4,275,000	4,120,940
4.00%, 11/1/2046 (b)	950,000	849,510
Series A, 5.00%, 1/1/2049	1,500,000	1,084,615
Louisiana Public Facilities Authority Revenue, LA:
4.00%, 5/15/2041	5,000	5,074
5.00%, 7/1/2047	300,000	305,098
Series A, 5.00%, 6/1/2041 (b)	2,350,000	2,043,234
Series A, 5.00%, 7/1/2046	500,000	506,721
Series A, 5.00%, 7/1/2047	2,000,000	2,027,434
Series A, 5.00%, 7/1/2051	385,000	388,406
5.25%, 10/1/2046 (a)	2,590,000	2,769,284
5.63%, 6/1/2037 (b)	420,000	430,530
Series R-2, AMT, 6.50%, 10/1/2053 (a) (b)	1,000,000	1,054,773
Louisiana Stadium & Exposition District Revenue, LA Series A, 5.00%, 7/1/2048	2,000,000	2,151,418
Parish of St. James Revenue, LA:
Series 2010-B, 6.10%, 12/1/2040 (a) (b)	5,395,000	5,918,494
Series 2010-A, 6.35%, 10/1/2040 (b)	2,000,000	2,181,366
Parish of St. John the Baptist Revenue, LA Series A-3, VRN, 2.20%, 6/1/2037 (a)	3,980,000	3,796,100
St. Tammany Parish Finance Authority Revenue, LA 5.25%, 11/15/2037	250,000	239,426
		34,618,872
MAINE — 0.1%
Maine Health & Higher Educational Facilities Authority Revenue, ME:
Series A, 4.00%, 7/1/2041	100,000	88,650
Security Description	Principal Amount	Value
Series A, 4.00%, 7/1/2046	$310,000	$258,664
Series A, 5.00%, 7/1/2046	2,045,000	1,860,252
Town of Rumford Revenue, ME AMT, 6.88%, 10/1/2026	525,000	526,001
		2,733,567
MARYLAND — 1.4%
Anne Arundel County Consolidated Special Taxing District, Special Tax Revenue, MD 5.25%, 7/1/2044	310,000	310,195
City of Baltimore Revenue, MD:
Series A, 4.50%, 9/1/2033	1,325,000	1,303,461
5.00%, 9/1/2027	305,000	303,317
5.00%, 9/1/2028	750,000	745,727
5.00%, 9/1/2031	500,000	498,317
5.00%, 9/1/2039	1,250,000	1,228,574
5.00%, 9/1/2046	250,000	233,011
5.00%, 6/1/2051	550,000	549,793
City of Brunswick, Special Tax Revenue, MD:
4.00%, 7/1/2029	1,470,000	1,445,020
5.00%, 7/1/2036	474,000	484,451
City of Rockville Revenue, MD:
Series A-2, 5.00%, 11/1/2035	500,000	498,674
Series B, 5.00%, 11/1/2042	3,105,000	2,908,424
County of Frederick Revenue, MD Series A, 5.00%, 9/1/2037 (b)	1,500,000	1,491,246
County of Frederick, Special Obligation, MD 3.75%, 7/1/2039	875,000	780,706
County of Frederick, Special Tax Revenue, MD Series C, 4.00%, 7/1/2050 (b)	1,000,000	894,984
County of Howard, Special Obligation, MD 6.10%, 2/15/2044	425,000	425,121
County of Prince George's, Special Obligation, MD 5.13%, 7/1/2039 (b)	1,600,000	1,573,024
Maryland Economic Development Corp. Revenue, MD:
Series A, AMT, 5.00%, 11/12/2028	1,000,000	1,025,692
Series B, AMT, 5.00%, 6/30/2040	3,250,000	3,400,500
Series B, AMT, 5.25%, 6/30/2052	785,000	821,845
Series A, 5.63%, 7/1/2043	1,500,000	1,634,917
5.75%, 9/1/2025	525,000	528,463
Maryland Economic Development Corp., Special Obligation, MD:
3.25%, 9/1/2030	595,000	555,074
4.00%, 9/1/2040	325,000	294,410
4.00%, 9/1/2050	2,520,000	2,074,349

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.38%, 7/1/2036	$1,155,000	$1,129,992
Maryland Health & Higher Educational Facilities Authority Revenue, MD:
Series A, 3.00%, 7/1/2046	545,000	429,853
5.00%, 7/1/2040	1,000,000	1,009,478
5.00%, 7/1/2045	90,000	90,529
Series A, 5.00%, 7/1/2038	100,000	101,578
Series A, 5.00%, 5/15/2045	2,690,000	2,756,312
Series A, 5.50%, 1/1/2031	100,000	104,465
Series A, 5.50%, 1/1/2036	3,500,000	3,619,786
		35,251,288
MASSACHUSETTS — 0.7%
Collegiate Charter School of Lowell Revenue, MA:
5.00%, 6/15/2039	100,000	100,489
5.00%, 6/15/2054	500,000	480,397
Massachusetts Development Finance Agency Revenue, MA:
Series A, 4.00%, 7/1/2044	2,500,000	2,214,534
Series B, 4.00%, 6/1/2035	2,275,000	2,259,107
Series D, 4.00%, 7/1/2045	350,000	315,491
4.13%, 10/1/2042 (b)	500,000	458,353
5.00%, 7/1/2026	500,000	511,503
5.00%, 1/1/2041	240,000	240,859
5.00%, 10/1/2043	950,000	941,824
5.00%, 1/1/2045	300,000	300,651
5.00%, 7/1/2047	870,000	710,051
5.00%, 7/1/2051 (b)	750,000	624,566
5.00%, 10/1/2057 (b)	2,420,000	2,396,681
Series D, 5.00%, 7/1/2044	1,515,000	1,506,353
Series G, 5.00%, 7/1/2044	1,000,000	962,377
Series I, 5.00%, 7/1/2029	560,000	579,233
Series L, 5.00%, 7/1/2044	500,000	505,562
Series A, 5.25%, 7/1/2034	10,000	9,201
Series G, 5.25%, 7/1/2052	2,500,000	2,683,510
Series A, 5.50%, 7/1/2044	325,000	291,010
Series F, 5.63%, 7/15/2036	120,000	119,336
Massachusetts Educational Financing Authority Revenue, MA Series J, AMT, 3.50%, 7/1/2033	50,000	47,973
		18,259,061
MICHIGAN — 1.2%
City of Detroit Sewage Disposal System Revenue, MI Series B, 5.50%, 7/1/2029 (e)	150,000	156,546
City of Detroit, General Obligation, MI:
Series A, 4.00%, 4/1/2040	1,440,000	1,386,320
5.00%, 4/1/2031	500,000	518,284
Series A, 5.00%, 4/1/2046	250,000	255,290
Series A, 5.00%, 4/1/2050	1,000,000	1,017,508
5.50%, 4/1/2050	135,000	140,563
Security Description	Principal Amount	Value
Grand Rapids Economic Development Corp. Revenue, MI:
Series A, 5.00%, 11/1/2047	$1,000,000	$888,452
Series A, 5.50%, 4/1/2039	3,000,000	2,387,162
Kalamazoo Economic Development Corp. Revenue, MI Series A, 5.00%, 5/15/2055	3,000,000	2,491,723
Michigan Finance Authority Revenue, MI:
Series A, 4.00%, 2/15/2044	2,840,000	2,741,470
Series A, 4.00%, 6/1/2049	6,000,000	5,483,001
4.40%, 4/1/2031 (b)	100,000	87,777
4.90%, 4/1/2041 (b)	260,000	202,542
Series A, 5.00%, 11/15/2048	2,350,000	2,433,966
Series B, 5.00%, 7/1/2026	225,000	225,345
Series B, 5.00%, 7/1/2028	100,000	100,228
Series B, 5.00%, 7/1/2033	100,000	100,251
Series B, 5.00%, 7/1/2044	2,575,000	2,576,803
Series D-2, 5.00%, 7/1/2034	400,000	403,496
5.25%, 2/1/2027	315,000	316,879
Michigan Strategic Fund Revenue, MI:
AMT, VRN, 4.00%, 10/1/2061 (a)	1,000,000	999,058
AMT, 5.00%, 6/30/2030	35,000	36,664
AMT, 5.00%, 6/30/2031	665,000	697,472
AMT, 5.00%, 12/31/2032	550,000	576,632
Michigan Tobacco Settlement Finance Authority Revenue, MI:
Series B, Zero Coupon, 6/1/2052	715,000	92,872
Series C, Zero Coupon, 6/1/2058	20,900,000	835,271
Saline Economic Development Corp. Revenue, MI 5.50%, 6/1/2047	1,000,000	869,206
State of Michigan Revenue, MI 5.00%, 3/15/2026	680,000	704,083
Wayne County Airport Authority Revenue, MI:
Series B, BAM, 5.00%, 12/1/2039 (e)	700,000	704,081
Series C, AMT, 5.00%, 12/1/2039	550,000	551,916
Series C, AMT, 5.00%, 12/1/2044	285,000	285,433
		30,266,294
MINNESOTA — 0.6%
City of Anoka Revenue, MN 4.75%, 11/1/2035	150,000	138,753
City of Brooklyn Park Revenue, MN:
Series A, 4.75%, 7/1/2025	35,000	34,532

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 3/1/2039	$500,000	$468,470
Series A, 5.50%, 7/1/2035	150,000	144,745
City of Forest Lake Revenue, MN:
Series A, 5.00%, 7/1/2041	365,000	343,641
Series A, 5.00%, 7/1/2056	2,125,000	1,880,891
Series A, 5.38%, 8/1/2050	1,000,000	992,262
City of Maple Grove Revenue, MN 3.50%, 5/1/2034	100,000	95,590
City of Minneapolis Revenue, MN Series A, 5.00%, 12/1/2047 (b)	300,000	287,532
City of Rochester Revenue, MN:
Series A, 4.50%, 8/1/2042	1,100,000	885,418
Series A, 5.00%, 8/1/2048	1,050,000	854,315
City of St. Cloud Revenue, MN Series A, 5.00%, 4/1/2046	150,000	123,103
City of St. Paul Park Revenue, MN 5.00%, 9/1/2042	145,000	144,131
Cuyuna Range Hospital, Inc. Revenue, MN 5.75%, 5/1/2053	2,500,000	2,559,650
Duluth Economic Development Authority Revenue, MN Series A, 4.25%, 2/15/2048	1,000,000	959,483
Housing & Redevelopment Authority of The City of St. Paul Minnesota Revenue, MN:
Series A, 4.63%, 3/1/2043	235,000	203,283
Series A, 5.00%, 12/1/2041	500,000	494,739
Series A, 5.00%, 9/1/2043	1,315,000	1,270,558
Series A, 5.00%, 11/15/2047	995,000	1,008,408
5.25%, 3/1/2043 (b)	1,205,000	1,148,016
Series A, 5.30%, 7/1/2045	500,000	488,739
5.50%, 3/1/2053 (b)	1,765,000	1,712,736
St. Paul Port Authority Revenue, MN Series 7, AMT, 4.50%, 10/1/2037 (b)	255,000	246,480
Woodbury Housing & Redevelopment Authority Revenue, MN:
5.00%, 12/1/2029	225,000	225,320
5.25%, 12/1/2049	340,000	309,269
		17,020,064
MISSISSIPPI — 0.3%
County of Warren Revenue, MS:
Series A, VRN, 1.38%, 5/1/2034 (a)	1,350,000	1,308,364
Series C, VRN, 1.38%, 8/1/2027 (a)	1,100,000	1,066,074
Mississippi Business Finance Corp. Revenue, MS 4.55%, 12/1/2028	320,000	319,996
Security Description	Principal Amount	Value
Mississippi Development Bank Revenue, MS:
AGM, 3.50%, 9/1/2034 (e)	$300,000	$291,803
4.00%, 10/1/2035 (b)	500,000	466,314
4.00%, 10/1/2041 (b)	1,000,000	844,405
Mississippi Hospital Equipment & Facilities Authority Revenue, MS:
Series A, 5.00%, 9/1/2041	3,100,000	3,136,530
Series A, 5.00%, 9/1/2046	400,000	402,217
State of Mississippi Gaming Tax Revenue, MS:
Series A, 5.00%, 10/15/2032	605,000	640,375
Series A, 5.00%, 10/15/2036	500,000	520,930
		8,997,008
MISSOURI — 0.9%
Cape Girardeau County Industrial Development Authority Revenue, MO:
3.00%, 3/1/2046	370,000	282,465
4.00%, 3/1/2041	120,000	117,812
4.00%, 3/1/2046	100,000	94,959
City of Jennings Revenue, MO 5.00%, 11/1/2023 (f)	118,713	59,357
City of St. Ann, Special Obligation, MO Series A, 4.63%, 11/1/2030 (b)	140,000	137,409
City of St. Louis Airport Revenue, MO 5.50%, 7/1/2031 (e)	245,000	287,353
County of Boone Revenue, MO:
4.00%, 8/1/2038	150,000	104,775
5.00%, 8/1/2029	70,000	63,602
5.00%, 8/1/2030	530,000	475,436
Health & Educational Facilities Authority of the State of Missouri Revenue, MO:
3.00%, 6/1/2053	2,475,000	1,810,670
4.00%, 6/1/2053	500,000	467,302
Series C, 4.00%, 11/15/2049	5,000,000	4,655,770
4.25%, 8/1/2035	280,000	256,972
4.25%, 12/1/2042 (b)	450,000	432,303
Series A, 5.00%, 2/1/2036	650,000	653,114
Series A, 5.00%, 2/1/2042	115,000	113,656
I-470 Western Gateway Transportation Development District Revenue, MO Series A, 5.25%, 12/1/2048 (b)	1,000,000	1,001,034
Industrial Development Authority of St. Joseph Missouri Revenue, MO Series A, 4.63%, 1/1/2045	830,000	612,958

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Industrial Development Authority of the City of St. Louis Missouri Revenue, MO:
Series A, 4.75%, 11/15/2047	$1,570,000	$1,201,069
Series A, 5.50%, 6/15/2042 (b)	500,000	470,907
Series A, 5.63%, 6/15/2053 (b)	400,000	371,635
Kansas City Industrial Development Authority Revenue, MO:
Series D, 2.00%, 11/15/2046	200,616	9,381
Series B, AMT, 5.00%, 3/1/2033	760,000	807,054
Series B, 5.00%, 11/15/2046	449,515	320,428
Kirkwood Industrial Development Authority Revenue, MO Series A, 5.25%, 5/15/2050	3,000,000	2,338,554
Lees Summit Industrial Development Authority Revenue, MO:
Series A, 5.00%, 8/15/2032	730,000	713,377
Series A, 5.00%, 8/15/2051	1,000,000	847,402
Lees Summit Industrial Development Authority, Special Assessment, MO 6.00%, 5/1/2042	435,000	402,009
Missouri Development Finance Board Revenue, MO Series C, 3.50%, 3/1/2031	265,000	256,888
St. Louis County Industrial Development Authority Revenue, MO:
5.00%, 9/1/2042	150,000	148,569
Series A, 5.00%, 12/1/2025	85,000	85,129
Series A, 5.00%, 9/1/2038	350,000	352,740
Series A, 5.25%, 9/1/2045 (b)	3,000,000	2,958,513
St. Louis Land Clearance for Redevelopment Authority Revenue, MO 5.00%, 6/1/2040	210,000	211,676
		23,122,278
MONTANA — 0.4%
City of Forsyth Revenue, MT:
Series B, 3.88%, 3/1/2034	8,150,000	8,098,626
Series A, VRN, 3.90%, 3/1/2031 (a)	680,000	659,327
City of Kalispell Revenue, MT Series A, 5.25%, 5/15/2047	100,000	83,373
City of Missoula Water System Revenue, MT Series A, 4.00%, 7/1/2044	210,000	208,357
Montana Facility Finance Authority Revenue, MT Series B, 5.00%, 7/1/2048	325,000	327,556
		9,377,239
Security Description	Principal Amount	Value
NEBRASKA — 0.1%
Central Plains Energy Project Revenue, NE:
Series A, 5.00%, 9/1/2028	$700,000	$728,149
Series A, 5.00%, 9/1/2036	1,140,000	1,217,713
Nebraska Public Power District Revenue, NE Series C, 5.00%, 1/1/2030	580,000	651,592
Public Power Generation Agency Revenue, NE Series A, 5.00%, 1/1/2026	600,000	605,377
		3,202,831
NEVADA — 0.3%
Carson City Revenue, NV Series A, 5.00%, 9/1/2047	250,000	252,848
City of Las Vegas Special Improvement District No. 816, Special Assessment, NV 3.13%, 6/1/2051	210,000	138,053
City of Las Vegas Special Improvement District No. 817 Summerlin Village 29, Special Assessment, NV 6.00%, 6/1/2053	1,000,000	1,034,775
City of Sparks Revenue, NV Series A, 2.75%, 6/15/2028 (b)	115,000	110,583
Clark County School District, General Obligation, NV:
Series C, 3.00%, 6/15/2030	120,000	118,624
Series A, 4.00%, 6/15/2035	500,000	513,058
County of Clark Revenue, NV 2.10%, 6/1/2031	395,000	340,073
State of Nevada Department of Business & Industry Revenue, NV:
Series A, 4.50%, 12/15/2029 (b)	555,000	552,760
Series A, 5.00%, 12/15/2038 (b)	750,000	748,397
AMT, 5.75%, 2/15/2038 (b) (f)	1,095,000	109,500
AMT, 5.88%, 12/15/2027 (b) (f)	516,172	206,469
AMT, 6.25%, 12/15/2037 (b) (f)	2,280,000	912,000
AMT, 6.95%, 2/15/2038 (b) (f)	980,568	98,057
Tahoe-Douglas Visitors Authority Revenue, NV 5.00%, 7/1/2040	3,475,000	3,590,399
		8,725,596
NEW HAMPSHIRE — 1.0%
New Hampshire Business Finance Authority Revenue, NH:
Series A, VRN, 3.63%, 7/1/2043 (a) (b)	2,960,000	2,314,578

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series B, AMT, VRN, 3.75%, 7/1/2045 (a) (b)	$4,950,000	$3,891,025
4.00%, 1/1/2051	1,330,000	1,012,499
Series 1A, 4.13%, 1/20/2034	5,631,345	5,486,069
Series C, AMT, 4.88%, 11/1/2042 (b)	1,855,000	1,661,328
5.00%, 7/1/2031 (b)	1,015,000	976,702
5.00%, 7/1/2041 (b)	1,855,000	1,617,486
New Hampshire Health & Education Facilities Authority Act Revenue, NH:
4.00%, 7/1/2037 (b)	5,000,000	4,573,053
5.00%, 10/1/2038	5,000,000	5,117,940
Series A, 6.13%, 7/1/2052 (b) (f)	282,710	67,851
		26,718,531
NEW JERSEY — 2.7%
Bayonne Redevelopment Agency Revenue, NJ Series A, AMT, 5.38%, 11/1/2035	395,000	337,876
Casino Reinvestment Development Authority, Inc. Revenue, NJ 5.25%, 11/1/2044	500,000	501,438
City of Atlantic City, General Obligation, NJ 5.00%, 12/1/2025	120,000	119,521
Industrial Pollution Control Financing Authority of Gloucester County Revenue, NJ Series A, AMT, 5.00%, 12/1/2024	185,000	185,055
New Jersey Economic Development Authority Revenue, NJ:
Series B, AGC, Zero Coupon, 7/1/2027 (e)	160,000	141,649
Series A, 3.38%, 7/1/2030	555,000	542,294
Series A, 4.00%, 11/1/2027	525,000	539,914
Series C, 4.00%, 6/15/2047	155,000	148,151
Series MMM, 4.00%, 6/15/2036	335,000	342,583
Series QQQ, 4.00%, 6/15/2050	210,000	200,099
Series A, 4.13%, 7/1/2030	110,000	100,829
Series AAA, 4.13%, 6/15/2025	365,000	367,896
Series XX, 4.38%, 6/15/2027	175,000	176,803
AMT, 5.00%, 10/1/2037	100,000	103,464
AMT, 5.00%, 10/1/2047	750,000	761,767
Series A, 5.00%, 6/1/2036	490,000	472,228
Series A, 5.00%, 11/1/2044	500,000	527,062
Series A, 5.00%, 6/15/2047	510,000	523,779
Series C, 5.00%, 6/15/2047	365,000	374,862
Security Description	Principal Amount	Value
Series DDD, 5.00%, 6/15/2027	$500,000	$528,744
Series PP, 5.00%, 6/15/2025	100,000	100,232
Series PP, 5.00%, 6/15/2031	245,000	245,543
Series UU, 5.00%, 6/15/2034	355,000	355,532
Series WW, 5.00%, 6/15/2035	500,000	510,220
Series WW, 5.00%, 6/15/2036	240,000	244,905
Series WW, 5.00%, 6/15/2037	390,000	397,971
Series A, AGM, AMT, 5.13%, 1/1/2039 (e)	720,000	720,058
AMT, 5.25%, 9/15/2029	50,000	50,106
5.25%, 1/1/2044	750,000	711,939
Series B, AMT, 5.63%, 11/15/2030	2,500,000	2,525,330
New Jersey Economic Development, NJ Zero Coupon, 11/1/2031 (g)	1,000,000	—
New Jersey Educational Facilities Authority Revenue, NJ:
Series A, 3.00%, 7/1/2050	655,000	480,591
3.50%, 6/15/2027	125,000	124,991
Series G, 3.50%, 7/1/2031	215,000	215,269
Series B, 5.00%, 9/1/2036	300,000	310,842
Series B, 5.50%, 9/1/2032	150,000	158,010
New Jersey Health Care Facilities Financing Authority Revenue, NJ:
4.00%, 7/1/2039	520,000	524,235
4.00%, 7/1/2048	175,000	160,150
5.00%, 10/1/2026	500,000	518,217
5.00%, 10/1/2027	905,000	954,379
5.00%, 10/1/2028	100,000	106,508
5.00%, 7/1/2041	1,000,000	1,005,878
Series B, 5.00%, 9/15/2027	170,000	170,134
New Jersey Transportation Trust Fund Authority Revenue, NJ:
Series A, Zero Coupon, 12/15/2025	230,000	216,950
Series A, Zero Coupon, 12/15/2027	820,000	726,081
Series A, Zero Coupon, 12/15/2028	100,000	85,845
Series A, Zero Coupon, 12/15/2030	265,000	213,343
Series A, Zero Coupon, 12/15/2033	285,000	206,071
Series A, Zero Coupon, 12/15/2035	615,000	406,363
Series A, Zero Coupon, 12/15/2038	710,000	396,642
Series C, AMBAC, Zero Coupon, 12/15/2028 (e)	125,000	107,555
Series AA, 3.75%, 6/15/2033	500,000	500,254
Series AA, 4.00%, 6/15/2036	400,000	414,088
Series AA, 4.00%, 6/15/2037	250,000	257,434
Series AA, 4.00%, 6/15/2040	2,660,000	2,693,155
Series BB, 4.00%, 6/15/2036	200,000	203,796

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series BB, 4.00%, 6/15/2044	$5,640,000	$5,517,442
Series AA, 4.75%, 6/15/2035	260,000	263,704
Series AA, 4.75%, 6/15/2038	185,000	187,277
Series A, 5.00%, 6/15/2024	120,000	120,248
Series A, 5.00%, 12/15/2024	270,000	272,459
Series A, 5.00%, 12/15/2025	250,000	256,923
Series A, 5.00%, 12/15/2028	100,000	108,907
Series A, 5.00%, 6/15/2029	175,000	180,965
Series A, 5.00%, 12/15/2029	350,000	380,158
Series A-1, 5.00%, 6/15/2027	700,000	725,818
Series AA, 5.00%, 6/15/2026	350,000	350,625
Series AA, 5.00%, 6/15/2037	560,000	618,651
Series AA, 5.00%, 6/15/2038	440,000	440,662
Series BB, 5.00%, 6/15/2046	4,250,000	4,619,992
Series BB, 5.00%, 6/15/2050	500,000	515,772
Series CC, 5.00%, 6/15/2048	3,000,000	3,220,099
Series D, 5.00%, 12/15/2024	645,000	650,955
Series AA, 5.25%, 6/15/2029	90,000	91,985
Series AA, 5.25%, 6/15/2031	675,000	689,931
Series AA, 5.25%, 6/15/2041	200,000	203,111
Series AA, 5.25%, 6/15/2043	500,000	526,181
Series C, 5.25%, 6/15/2032	500,000	505,300
New Jersey Turnpike Authority Revenue, NJ:
Series A, 4.00%, 1/1/2042	2,000,000	2,031,185
Series E, 5.00%, 1/1/2034	300,000	303,661
Series E, 5.00%, 1/1/2045	500,000	503,440
Series B, 5.25%, 1/1/2049 (h)	10,000,000	11,104,673
Newark Housing Authority Revenue, NJ 5.00%, 1/1/2032 (e)	435,000	474,018
South Jersey Port Corp. Revenue, NJ:
Series B, AMT, 5.00%, 1/1/2036	150,000	157,247
Series B, AMT, 5.00%, 1/1/2048	500,000	509,112
South Jersey Transportation Authority Revenue, NJ:
Series A, AGM, 5.00%, 11/1/2031 (e)	750,000	820,656
Series A, 5.00%, 11/1/2039	2,000,000	2,006,934
Tobacco Settlement Financing Corp. Revenue, NJ:
Series A, 5.00%, 6/1/2029	175,000	188,029
Series A, 5.00%, 6/1/2046	780,000	802,666
Series B, 5.00%, 6/1/2046	5,495,000	5,587,501
Series A, 5.25%, 6/1/2046	1,905,000	1,985,731
		70,936,649
NEW MEXICO — 0.3%
City of Farmington Revenue, NM Series B, 2.15%, 4/1/2033	3,135,000	2,551,242
City of Santa Fe Revenue, NM Series A, 5.00%, 5/15/2044	330,000	310,050
Security Description	Principal Amount	Value
Mariposa East Public Improvement District, Special Assessment, NM Series C, 5.90%, 9/1/2032	$155,000	$146,837
New Mexico Hospital Equipment Loan Council Revenue, NM Series A, 5.00%, 7/1/2049	500,000	414,495
Winrock Town Center Tax Increment Development District No. 1, Special Obligation, NM 4.25%, 5/1/2040 (b)	4,000,000	3,732,740
		7,155,364
NEW YORK — 8.9%
Babylon L D Corp. II Revenue, NY Series A, 6.65%, 2/1/2053	250,000	254,646
Brookhaven Local Development Corp. Revenue, NY Series A, 5.00%, 10/1/2050	2,410,000	2,517,818
Brooklyn Arena Local Development Corp. Revenue, NY:
Zero Coupon, 7/15/2047	440,000	148,817
Series A, 5.00%, 7/15/2042	4,250,000	4,319,243
Buffalo & Erie County Industrial Land Development Corp. Revenue, NY 5.25%, 7/1/2035	500,000	448,155
Build NYC Resource Corp. Revenue, NY:
AMT, 5.00%, 1/1/2035 (b)	265,000	266,565
5.00%, 11/1/2039	250,000	150,000
5.00%, 8/1/2047	1,040,000	1,045,307
Series A, 5.00%, 6/1/2047 (b)	150,000	149,582
Series A, 5.00%, 6/15/2051 (b)	500,000	466,227
Series B-1, 5.00%, 6/1/2055 (b)	1,215,000	1,019,177
5.25%, 11/1/2034	250,000	150,000
Series A, 5.25%, 6/15/2043 (b)	1,050,000	1,066,769
Series A1, 5.25%, 6/1/2040 (b)	720,000	695,599
5.50%, 11/1/2044	895,000	537,000
Series A1, 5.50%, 6/1/2055 (b)	610,000	553,673
Series B, 7.00%, 4/15/2053 (b)	2,000,000	2,143,645
City of Poughkeepsie, General Obligation, NY 5.00%, 6/1/2031	600,000	609,768
Dutchess County Local Development Corp. Revenue, NY:
Series B, 4.00%, 7/1/2037	2,140,000	2,115,534
Series B, 4.00%, 7/1/2044	400,000	374,358

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series B, 4.00%, 7/1/2049	$400,000	$358,573
Series A, 5.00%, 7/1/2045	725,000	731,804
Series A, 5.00%, 7/1/2051	800,000	805,574
Series B, 5.00%, 7/1/2027	770,000	781,099
Erie Tobacco Asset Securitization Corp. Revenue, NY:
Series C, Zero Coupon, 6/1/2050 (b)	20,250,000	2,498,236
Series A, 5.00%, 6/1/2038	175,000	172,544
Series A, 5.00%, 6/1/2045	635,000	615,603
Glen Cove Local Economic Assistance Corp. Revenue, NY:
Series B, Zero Coupon, 1/1/2045	1,865,000	521,243
Series A, 5.00%, 1/1/2056	3,500,000	3,124,400
Series C, 5.63%, 1/1/2055 (a)	620,000	559,681
Hempstead Town Local Development Corp. Revenue, NY Series A, 5.53%, 2/1/2040	850,000	810,290
Jefferson County Civic Facility Development Corp. Revenue, NY Series A, 5.00%, 11/1/2037	2,800,000	2,738,275
Jefferson County Industrial Development Agency Revenue, NY AMT, 5.25%, 1/1/2024 (b) (f)	160,456	64,182
Long Island Power Authority Revenue, NY:
Series A, 3.00%, 9/1/2040	540,000	466,204
Series A, 5.00%, 9/1/2037	540,000	604,906
Series A, 5.00%, 9/1/2038	485,000	539,816
Metropolitan Transportation Authority Revenue, NY:
Series C2, Zero Coupon, 11/15/2027	715,000	631,243
Series C2, Zero Coupon, 11/15/2032	300,000	221,669
Series D, 3.00%, 11/15/2032	215,000	200,195
Series C1, 3.25%, 11/15/2036	290,000	261,446
Series A-1, AGM, 4.00%, 11/15/2041 (e)	10,000	10,048
Series C, 4.00%, 11/15/2033	90,000	90,026
Series D, 4.00%, 11/15/2042	2,440,000	2,365,029
Series E, 4.00%, 11/15/2045	1,500,000	1,437,005
Series A-1, 5.00%, 11/15/2040	560,000	564,762
Series A-1, 5.00%, 11/15/2047	520,000	542,417
Series B, 5.00%, 11/15/2026	115,000	120,234
Series B, 5.00%, 11/15/2037	625,000	645,669
Series C, 5.00%, 11/15/2032	550,000	554,282
Series C1, 5.00%, 11/15/2031	425,000	434,805
Series D1, 5.00%, 11/15/2039	585,000	589,483
Security Description	Principal Amount	Value
Monroe County Industrial Development Corp. Revenue, NY:
5.00%, 1/1/2040	$590,000	$516,177
5.00%, 1/1/2050	500,000	395,821
MTA Hudson Rail Yards Trust Obligations Revenue, NY Series A, 5.00%, 11/15/2051	6,000,000	5,983,696
Nassau County Local Economic Assistance Corp. Revenue, NY:
Series A, 4.00%, 7/1/2033	750,000	749,636
Series A, 5.00%, 7/1/2043	1,240,000	1,266,981
Nassau County Tobacco Settlement Corp. Revenue, NY:
Series A3, 5.00%, 6/1/2035	2,385,000	2,267,217
Series A3, 5.13%, 6/1/2046	1,380,000	1,307,306
Series A2, 5.25%, 6/1/2026 (a)	504,029	502,465
New York City Housing Development Corp. Revenue, NY Series D, 3.00%, 2/15/2048	100,000	99,679
New York City Industrial Development Agency Revenue, NY:
AGC, Zero Coupon, 3/1/2033 (e)	530,000	382,824
AGC, Zero Coupon, 3/1/2036 (e)	340,000	214,611
AGC, Zero Coupon, 3/1/2045 (e)	575,000	220,270
Series A, AGM, 5.00%, 1/1/2028 (e)	500,000	532,482
5.75%, 10/1/2037 (f)	1,000,000	640,000
New York Convention Center Development Corp. Revenue, NY:
Series B, Zero Coupon, 11/15/2045	700,000	242,653
5.00%, 11/15/2026	700,000	710,775
New York Counties Tobacco Trust IV Revenue, NY:
Series A, 5.00%, 6/1/2042	1,545,000	1,471,249
Series A, 5.00%, 6/1/2045	1,000,000	928,411
New York Counties Tobacco Trust V Revenue, NY Zero Coupon, 6/1/2055	10,000,000	872,876
New York Counties Tobacco Trust VI Revenue, NY:
Series C, 2.45%, 6/1/2042	335,000	333,619
Series C, 3.75%, 6/1/2045	225,000	181,181
Series A, 5.00%, 6/1/2045	1,000,000	957,129
New York Liberty Development Corp. Revenue, NY:
5.00%, 11/15/2044 (b)	15,300,000	15,304,683

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.15%, 11/15/2034 (b)	$4,145,000	$4,160,055
5.25%, 10/1/2035	1,500,000	1,770,822
7.25%, 11/15/2044 (b)	2,815,000	2,835,983
New York State Dormitory Authority Revenue, NY:
Series A, 3.00%, 7/1/2031	1,800,000	1,433,614
Series A, 3.00%, 7/1/2033	2,150,000	1,614,924
Series A, 4.00%, 9/1/2040	1,870,000	1,767,391
Series A, 4.00%, 9/1/2045	1,500,000	1,355,215
Series A, 4.00%, 9/1/2050	565,000	498,994
Series A, 4.25%, 5/1/2042	285,000	256,161
Series A, 5.00%, 8/1/2032	130,000	134,799
Series A, 5.00%, 7/1/2036	500,000	515,429
Series A, 5.00%, 7/1/2040	1,305,000	1,315,472
Series A, 5.00%, 7/1/2046	850,000	858,737
Series A, 5.15%, 7/1/2024 (e)	180,000	180,314
5.25%, 7/1/2031 (e)	265,000	275,940
AMBAC, 5.50%, 7/1/2035 (e)	235,000	258,493
Series A, 5.50%, 1/1/2039	400,000	401,693
Series A, 5.50%, 1/1/2044	850,000	853,599
New York State Environmental Facilities Corp. Revenue, NY:
Series R-1, AMT, VRN, 2.75%, 9/1/2050 (a)	3,475,000	3,378,932
Series R-2, AMT, 5.13%, 9/1/2050 (a) (b)	570,000	583,726
New York State Thruway Authority Revenue, NY:
Series N, 3.00%, 1/1/2049	510,000	388,067
Series L, 5.00%, 1/1/2033	610,000	657,856
Series P, 5.00%, 1/1/2036	2,240,000	2,665,937
New York Transportation Development Corp. Revenue, NY:
AMT, 2.25%, 8/1/2026	245,000	237,197
AMT, 3.00%, 8/1/2031	1,030,000	968,686
AMT, 4.00%, 10/1/2030	1,900,000	1,906,477
AMT, 4.00%, 4/30/2053	5,005,000	4,190,714
Series A, AMT, 4.00%, 7/1/2031	2,100,000	2,050,413
Series A, AMT, 4.00%, 1/1/2036	910,000	909,955
Series A, AGM, AMT, 4.00%, 7/1/2037 (e)	100,000	97,459
Series A, AMT, 4.00%, 12/1/2039	1,675,000	1,612,120
Series A, AMT, 4.00%, 7/1/2041	5,030,000	4,697,090
Series A, AMT, 4.00%, 12/1/2042	1,505,000	1,404,430
Series C, 4.00%, 12/1/2040	1,625,000	1,579,554
Series C, 4.00%, 12/1/2042	2,000,000	1,910,060
AMT, 4.38%, 10/1/2045	5,000,000	4,928,017
AMT, 5.00%, 8/1/2026	1,755,000	1,755,477
AMT, 5.00%, 8/1/2031	3,930,000	3,930,301
AMT, 5.00%, 10/1/2035	4,875,000	5,167,531
Security Description	Principal Amount	Value
AMT, 5.00%, 10/1/2040	$12,875,000	$13,336,864
AMT, 5.00%, 12/1/2040	2,000,000	2,136,770
Series A, AMT, 5.00%, 1/1/2027	350,000	360,384
Series A, AMT, 5.00%, 1/1/2028	275,000	286,116
Series A, AMT, 5.00%, 1/1/2029	120,000	124,401
Series A, AMT, 5.00%, 1/1/2030	365,000	378,166
Series A, AMT, 5.00%, 7/1/2030	170,000	170,234
Series A, AMT, 5.00%, 12/1/2035	2,210,000	2,385,096
Series A, AMT, 5.00%, 1/1/2036	2,910,000	3,003,673
Series A, AMT, 5.00%, 7/1/2041	515,000	510,976
AMT, 5.25%, 8/1/2031	1,160,000	1,233,033
Series A, AMT, 5.25%, 1/1/2050	3,675,000	3,677,800
AMT, 5.38%, 8/1/2036	3,050,000	3,220,092
AMT, 5.38%, 6/30/2060	8,485,000	8,967,366
AMT, 5.50%, 6/30/2040	1,370,000	1,511,158
AMT, 5.63%, 4/1/2040	13,025,000	14,208,778
AMT, 6.00%, 4/1/2035	2,000,000	2,268,070
AMT, 6.00%, 6/30/2054	2,160,000	2,393,803
Oneida Indian Nation of New York Revenue, NY Series B, 6.00%, 9/1/2043 (b)	250,000	266,258
Port Authority of New York & New Jersey Revenue, NY:
AMT, 4.00%, 11/1/2059	610,000	553,385
Series 194, 5.00%, 10/15/2033	515,000	527,307
Ramapo Local Development Corp. Revenue, NY 5.00%, 3/15/2041	385,000	376,477
Suffolk Regional Off-Track Betting Co. Revenue, NY:
5.75%, 12/1/2044 (h)	2,500,000	2,547,248
6.00%, 12/1/2053 (h)	1,500,000	1,526,702
Suffolk Tobacco Asset Securitization Corp. Revenue, NY Series A2, 4.00%, 6/1/2050	500,000	465,399
Syracuse Industrial Development Agency Revenue, NY:
Series A, AMT, 5.00%, 1/1/2030	150,000	113,460
Series A, AMT, 5.00%, 1/1/2031	2,070,000	1,564,274
Series A, AMT, 5.00%, 1/1/2032	100,000	75,551
Series A, AMT, 5.00%, 1/1/2033	150,000	113,349

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
TSASC, Inc. Revenue, NY:
Series A, 5.00%, 6/1/2029	$535,000	$559,961
Series B, 5.00%, 6/1/2045	3,000,000	2,778,215
Series B, 5.00%, 6/1/2048	5,950,000	5,428,462
Westchester County Healthcare Corp. Revenue, NY Series A, 5.00%, 11/1/2044	313,000	308,842
Westchester County Industrial Development Agency Revenue, NY Series A, AMT, 7.00%, 6/1/2046 (b)	700,000	624,972
Westchester County Local Development Corp. Revenue, NY:
3.75%, 11/1/2037	275,000	238,239
Series A, 4.50%, 7/1/2056 (b)	3,000,000	2,585,388
5.00%, 11/1/2046	2,665,000	2,625,055
6.25%, 11/1/2052	1,585,000	1,808,220
Westchester Tobacco Asset Securitization Corp. Revenue, NY Series C, 5.13%, 6/1/2051	165,000	165,226
		230,106,771
NORTH CAROLINA — 0.6%
North Carolina Department of Transportation Revenue, NC:
Series A, AMT, 5.00%, 12/31/2037	250,000	252,123
Series A, AMT, 5.00%, 6/30/2054	575,000	563,770
North Carolina Medical Care Commission Revenue, NC:
Series A, 4.00%, 7/1/2044	500,000	385,112
Series A, 4.00%, 3/1/2051	1,500,000	1,126,073
5.00%, 7/1/2045	500,000	401,471
Series A, 5.00%, 7/1/2044	500,000	451,558
North Carolina Turnpike Authority Revenue, NC:
5.00%, 1/1/2049	3,000,000	3,086,513
Series A, 5.00%, 7/1/2047	1,300,000	1,315,593
Series A, AGM, 5.00%, 1/1/2058 (e)	7,535,000	8,020,522
		15,602,735
NORTH DAKOTA — 0.4%
City of Grand Forks Revenue, ND:
4.00%, 12/1/2037	1,600,000	1,530,391
4.00%, 12/1/2038	2,300,000	2,171,196
County of Ward Revenue, ND Series C, 5.00%, 6/1/2053	6,750,000	5,376,651
University of North Dakota, Certificate Participation, ND Series A, AGM, 2.50%, 6/1/2054 (e)	500,000	314,355
Security Description	Principal Amount	Value
Williston Parks & Recreation District Revenue, ND Series A, 4.00%, 3/1/2032	$100,000	$88,576
		9,481,169
OHIO — 4.9%
Akron Bath Copley Joint Township Hospital District Revenue, OH 4.00%, 11/15/2038	600,000	561,181
American Municipal Power, Inc. Revenue, OH Series C, 5.00%, 2/15/2033	735,000	816,407
Buckeye Tobacco Settlement Financing Authority Revenue, OH:
Series B-3, Zero Coupon, 6/1/2057	20,000,000	2,081,712
Series A-2, 3.00%, 6/1/2048	3,000,000	2,289,548
Series A-2, 5.00%, 6/1/2035	540,000	587,266
Series B-2, 5.00%, 6/1/2055	43,975,000	41,585,750
City of Centerville Revenue, OH 5.25%, 11/1/2047	3,190,000	2,931,395
City of Chillicothe Revenue, OH 5.00%, 12/1/2037	285,000	295,158
City of Cleveland Revenue, OH AMT, 5.38%, 9/15/2027	1,320,000	1,320,267
Cleveland-Cuyahoga County Port Authority, Special Obligation, OH Series B, 4.50%, 12/1/2055 (b)	1,100,000	933,249
County of Allen Hospital Facilities Revenue, OH Series A, 4.00%, 11/1/2044	690,000	672,756
County of Butler Revenue, OH 5.00%, 11/15/2045	2,000,000	1,950,603
County of Cuyahoga Revenue, OH:
5.00%, 2/15/2057	200,000	199,755
5.25%, 2/15/2047	2,000,000	2,020,531
5.50%, 2/15/2052	3,000,000	3,045,884
County of Franklin Revenue, OH:
5.25%, 7/1/2041	1,000,000	988,741
5.50%, 7/1/2041	1,500,000	1,521,574
County of Hamilton Revenue, OH:
Series A, 3.75%, 8/15/2050	750,000	652,867
5.00%, 1/1/2051	750,000	696,738
County of Lucas Revenue, OH:
Series A, AGM, 4.13%, 11/15/2042 (e)	600,000	585,137
Series A, 5.25%, 11/15/2048	4,585,000	4,532,933
County of Miami Revenue, OH 5.00%, 8/1/2045	2,000,000	2,050,809
County of Montgomery Revenue, OH:
Series A, 5.00%, 11/15/2034	3,460,000	3,611,425

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series A, 6.25%, 4/1/2049 (b) (f)	$500,000	$145,000
County of Muskingum Revenue, OH:
5.00%, 2/15/2033	1,000,000	993,389
5.00%, 2/15/2044	200,000	186,739
5.00%, 2/15/2048	4,390,000	4,016,678
County of Washington Revenue, OH 6.38%, 12/1/2037	2,000,000	2,163,913
Franklin County Convention Facilities Authority Revenue, OH:
5.00%, 12/1/2044	670,000	661,903
5.00%, 12/1/2051	2,060,000	2,009,241
Jefferson County Port Authority Revenue, OH:
AMT, 3.50%, 12/1/2051 (b)	2,250,000	1,724,780
5.00%, 12/1/2053 (a) (b)	8,365,000	8,503,724
Lake County Port & Economic Development Authority Revenue, OH Series A, 6.75%, 12/1/2052 (b) (f)	550,000	159,500
Ohio Air Quality Development Authority Revenue, OH:
Series B, AMT, VRN, 2.10%, 7/1/2028 (a)	2,800,000	2,748,234
Series B, AMT, VRN, 2.60%, 6/1/2041 (a)	200,000	177,307
Series A, 3.25%, 9/1/2029	3,000,000	2,863,077
AMT, 4.25%, 1/15/2038 (b)	215,000	213,216
Series A, AMT, VRN, 4.25%, 11/1/2039 (a)	7,490,000	7,563,232
AMT, 5.00%, 7/1/2049 (b)	8,255,000	7,547,566
Ohio Higher Educational Facility Commission Revenue, OH:
3.25%, 12/1/2036	100,000	97,162
Series A, 5.00%, 12/1/2050	1,000,000	919,941
Port of Greater Cincinnati Development Authority Revenue, OH Series B, 5.00%, 12/1/2046	240,000	228,876
Southeastern Ohio Port Authority Revenue, OH:
5.00%, 12/1/2043	2,465,000	2,212,312
5.50%, 12/1/2043	400,000	382,112
Summit County Development Finance Authority Revenue, OH:
5.63%, 12/1/2048	2,000,000	2,124,659
6.00%, 12/1/2058	3,000,000	3,222,704
		126,796,951
Security Description	Principal Amount	Value
OKLAHOMA — 0.7%
Norman Regional Hospital Authority Revenue, OK:
3.25%, 9/1/2039	$555,000	$412,884
4.00%, 9/1/2045	3,565,000	2,975,308
5.00%, 9/1/2045	1,315,000	1,322,312
Oklahoma Development Finance Authority Revenue, OK:
5.00%, 7/1/2035	105,000	100,207
Series A, 5.00%, 8/1/2047 (f)	935,000	1,496
Series B, 5.00%, 8/15/2028	400,000	413,470
Series B, 5.00%, 8/15/2033	3,000,000	3,113,324
Series B, 5.00%, 8/15/2038	350,000	357,509
Series B, 5.25%, 8/15/2043	5,000,000	5,169,795
Payne County Economic Development Authority Revenue, OK:
Series B2, 4.75%, 11/1/2023 (f)	199,640	140
Series A, 6.88%, 11/1/2046 (f)	33,273	23
Tulsa Airports Improvement Trust Revenue, OK:
AMT, VRN, 5.00%, 6/1/2035 (a)	1,000,000	1,007,354
Series B, AMT, 5.50%, 12/1/2035	700,000	700,141
Series C, AMT, 5.50%, 12/1/2035	1,500,000	1,500,302
		17,074,265
OREGON — 0.5%
Hospital Facilities Authority of Multnomah County Oregon Revenue, OR:
Series A, 4.00%, 12/1/2051	1,155,000	833,942
Series A, 4.00%, 12/1/2056	4,500,000	3,139,262
Series A, 5.50%, 10/1/2049	1,000,000	1,007,568
Oregon State Business Development Commission Revenue, OR:
Series 248-A, AMT, 6.50%, 4/1/2031 (b) (f)	2,000,000	200
Series 248-D, AMT, 6.50%, 4/1/2031 (b) (f)	750,000	75
Oregon State Facilities Authority Revenue, OR Series A, 5.00%, 6/1/2046	1,000,000	1,011,564
Polk County Hospital Facility Authority Revenue, OR Series A, 5.38%, 7/1/2045	1,630,000	1,586,587
Port of Portland Airport Revenue, OR Series 27-A, AMT, 5.00%, 7/1/2038	605,000	645,591
Salem Hospital Facility Authority Revenue, OR:
4.00%, 5/15/2040	710,000	626,980

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 5/15/2057	$1,500,000	$1,136,510
Yamhill County Hospital Authority Revenue, OR:
Series A, 5.00%, 11/15/2036	300,000	277,699
Series A, 5.00%, 11/15/2046	640,000	527,014
Series A, 5.00%, 11/15/2051	2,200,000	1,757,587
Series A, 5.00%, 11/15/2056	500,000	392,777
		12,943,356
PENNSYLVANIA — 3.6%
Allegheny County Airport Authority Revenue, PA Series A, AMT, 5.00%, 1/1/2051	625,000	645,617
Allegheny County Industrial Development Authority Revenue, PA 4.88%, 11/1/2024	2,025,000	2,028,769
Allegheny County Sanitary Authority Revenue, PA 5.00%, 12/1/2045	950,000	958,802
Allentown Neighborhood Improvement Zone Development Authority Revenue, PA:
5.00%, 5/1/2042 (b)	12,355,000	12,320,653
6.25%, 5/1/2042 (b)	1,000,000	1,003,313
Berks County Industrial Development Authority Revenue, PA:
4.00%, 11/1/2039	200,000	103,772
4.00%, 11/1/2047	785,000	406,594
5.00%, 11/1/2025	1,065,000	746,419
5.00%, 11/1/2026	500,000	325,791
5.00%, 11/1/2030	980,000	522,356
5.00%, 11/1/2034	1,260,000	655,088
5.00%, 11/1/2036	400,000	207,658
5.00%, 11/1/2050	500,000	257,863
Berks County Municipal Authority Revenue, PA:
Series A, 4.25%, 11/1/2041	1,075,000	557,296
Series A, 5.00%, 2/1/2025	600,000	449,574
Series A, 5.00%, 2/1/2028	1,000,000	578,528
Series A, 5.00%, 2/1/2030	400,000	215,500
Series A, 5.00%, 2/1/2031	750,000	399,299
Series A, 5.00%, 2/1/2032	790,000	415,854
Series A, 5.00%, 11/1/2044	285,000	147,549
Series B, VRN, 5.00%, 2/1/2040 (a)	550,000	411,831
Bucks County Industrial Development Authority Revenue, PA:
5.00%, 7/1/2037	2,565,000	2,238,414
5.00%, 7/1/2039	2,850,000	2,479,379
Centre County Hospital Authority Revenue, PA Series A, 3.75%, 11/15/2041	385,000	347,862
Security Description	Principal Amount	Value
Chambersburg Area Municipal Authority Revenue, PA 6.00%, 10/1/2048	$500,000	$498,092
Chester County Health & Education Facilities Authority Revenue, PA 5.00%, 12/1/2051	975,000	621,490
Chester County Industrial Development Authority Revenue, PA 5.00%, 10/1/2044	1,945,000	1,804,967
City of Philadelphia Water & Wastewater Revenue, PA:
Series A, 5.00%, 11/1/2045	500,000	536,288
Series A, 5.00%, 10/1/2047	545,000	562,797
City of Philadelphia, General Obligation, PA:
Series B, 5.00%, 8/1/2033	110,000	111,593
Series B, 5.00%, 2/1/2037	775,000	840,951
City of Scranton, General Obligation, PA 5.00%, 11/15/2032	380,000	380,473
County of Lehigh Revenue, PA Series A, 5.00%, 7/1/2027	155,000	161,988
Cumberland County Municipal Authority Revenue, PA 5.00%, 1/1/2038	295,000	296,924
Dauphin County General Authority Revenue, PA:
5.00%, 10/15/2027 (b)	465,000	443,124
6.25%, 10/15/2053 (b)	2,800,000	2,339,042
Delaware County Authority Revenue, PA:
4.00%, 8/1/2040	100,000	100,047
4.00%, 8/1/2045	170,000	166,758
5.25%, 10/1/2032	115,000	115,019
Delaware County Industrial Development Authority Revenue, PA Series A, 5.13%, 6/1/2046 (b)	995,000	952,375
Delaware River Joint Toll Bridge Commission Revenue, PA 5.00%, 7/1/2042	500,000	524,736
Delaware Valley Regional Finance Authority Revenue, PA 5.75%, 7/1/2032	995,000	1,175,550
Doylestown Hospital Authority Revenue, PA:
Series A, 5.00%, 7/1/2046	110,000	105,698
Series A, 5.00%, 7/1/2049	2,375,000	2,270,641
Fulton County Industrial Development Authority Revenue, PA 4.00%, 7/1/2028	855,000	829,015
Geisinger Authority Revenue, PA Series A, 4.00%, 4/1/2050	5,000,000	4,667,363

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Hazleton Area School District, General Obligation, PA Series B, Zero Coupon, 3/1/2025	$160,000	$154,384
Hospitals & Higher Education Facilities Authority of Philadelphia Revenue, PA:
5.00%, 7/1/2026	325,000	330,376
5.00%, 7/1/2031	845,000	866,223
Lancaster County Hospital Authority Revenue, PA:
5.00%, 3/1/2045	390,000	328,700
Series A, 5.00%, 12/1/2047	100,000	79,354
5.13%, 7/1/2037	390,000	373,504
5.25%, 7/1/2041	180,000	172,115
Lehigh County General Purpose Authority Revenue, PA:
3.25%, 11/1/2041	140,000	113,715
4.00%, 11/1/2041	250,000	236,678
Monroe County Industrial Development Authority, Special Obligation, PA 6.88%, 7/1/2033 (b)	170,000	169,981
Montgomery County Higher Education & Health Authority Revenue, PA:
5.00%, 9/1/2028	500,000	531,575
5.00%, 12/1/2032	250,000	255,180
Series A, 5.00%, 10/1/2026	110,000	108,832
Series A, 5.00%, 9/1/2031	325,000	344,809
Series A, 5.00%, 9/1/2035	300,000	317,153
Montgomery County Industrial Development Authority Revenue, PA:
5.00%, 1/1/2030	1,040,000	1,024,630
5.00%, 11/15/2036	100,000	103,238
5.25%, 1/1/2040	205,000	190,245
Moon Industrial Development Authority Revenue, PA 6.00%, 7/1/2045	1,060,000	804,609
Northampton County General Purpose Authority Revenue, PA:
Series A, 5.00%, 8/15/2046	635,000	642,303
Series A, 5.00%, 8/15/2048	630,000	645,723
Penn Hills School District, General Obligation, PA 3.00%, 10/1/2037	900,000	813,669
Pennsylvania Economic Development Financing Authority Revenue, PA:
Series A1, 4.00%, 4/15/2050	3,350,000	3,170,992
AMT, 5.00%, 12/31/2028	360,000	366,405
AMT, 5.00%, 12/31/2038	3,820,000	3,853,349
AMT, 5.75%, 6/30/2048	8,270,000	9,212,500
Series A1, 10.00%, 12/1/2040 (b) (f)	345,000	189,750
Security Description	Principal Amount	Value
Series A2, AMT, 10.00%, 12/1/2040 (b) (f)	$345,000	$189,750
Pennsylvania Higher Educational Facilities Authority Revenue, PA:
Series AT1, 3.00%, 6/15/2045	615,000	483,821
5.00%, 5/1/2035	150,000	153,108
5.00%, 5/1/2037	2,000,000	1,762,398
5.00%, 5/1/2042	500,000	409,374
Series A, 5.00%, 11/1/2036	980,000	986,500
Series A, AGM, 5.00%, 5/1/2038 (e)	555,000	600,868
Series A, AGM, 5.00%, 5/1/2039 (e)	495,000	533,911
Series A, 5.00%, 9/1/2045	280,000	281,072
Pennsylvania Housing Finance Agency Revenue, PA Series A, 4.25%, 10/1/2035	100,000	78,525
Pennsylvania Turnpike Commission Revenue, PA:
Series A, 4.00%, 12/1/2051	775,000	738,041
Series B, 4.00%, 12/1/2046	500,000	487,731
Series C, 4.00%, 12/1/2038	500,000	508,518
2nd Series, 5.00%, 12/1/2038	600,000	631,130
Series A, 5.00%, 12/1/2044	500,000	532,910
Series A-1, 5.00%, 12/1/2037	380,000	403,330
Series A2, 5.00%, 12/1/2028 (a)	500,000	526,532
Series B, 5.00%, 12/1/2036	600,000	613,083
Series B, 5.00%, 12/1/2040	855,000	868,699
Series B1, 5.25%, 6/1/2047	550,000	567,250
Philadelphia Authority for Industrial Development Revenue, PA:
Series A, 4.00%, 11/1/2045	2,930,000	2,704,793
5.00%, 6/15/2050	500,000	447,575
Series A, 5.00%, 7/1/2037	290,000	264,966
Series A, 5.00%, 9/1/2037	575,000	590,098
Series A, 5.00%, 7/1/2042	2,000,000	1,720,178
Series A, 5.38%, 6/15/2050 (b)	570,000	528,136
Redevelopment Authority of The County of Washington, Special Obligation, PA 5.00%, 7/1/2028	400,000	400,541
School District of Philadelphia, General Obligation, PA Series F, 5.00%, 9/1/2038	860,000	873,414
Scranton Redevelopment Authority Revenue, PA Series A, 5.00%, 11/15/2028	145,000	145,110
State Public School Building Authority Revenue, PA Series A, 5.00%, 6/1/2027	880,000	910,276

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
West Shore Area Authority Revenue, PA Series A, 5.00%, 7/1/2030	$150,000	$150,276
		93,420,618
PUERTO RICO — 11.7%
Children's Trust Fund Revenue, PR:
Series A, Zero Coupon, 5/15/2050	8,000,000	1,512,450
Series A, Zero Coupon, 5/15/2057	140,000,000	11,246,270
Series B, Zero Coupon, 5/15/2057	13,200,000	855,471
5.50%, 5/15/2039	620,000	623,109
5.63%, 5/15/2043	3,790,000	3,832,486
Commonwealth of Puerto Rico, General Obligation, PR:
Series A, Zero Coupon, 7/1/2024	6,253,064	6,190,924
Series A1, 4.00%, 7/1/2033	7,000,000	6,972,876
Series A1, 4.00%, 7/1/2035	10,384,000	10,180,558
Series A1, 4.00%, 7/1/2037	9,287,000	8,961,816
Series A1, 4.00%, 7/1/2041	16,607,000	15,617,336
Series A1, 4.00%, 7/1/2046	18,113,000	16,608,366
Series A1, 5.63%, 7/1/2027	1,500,000	1,595,052
Series A1, 5.63%, 7/1/2029	5,000,000	5,469,884
Series A1, 5.75%, 7/1/2031	10,000,000	11,265,029
PRIFA Custodial Trust, PR Zero Coupon, 3/15/2049	100,000	36,501
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, PR:
Series A, 4.00%, 7/1/2042 (b)	2,400,000	2,280,296
Series B, 4.00%, 7/1/2042 (b)	7,305,000	6,940,651
Series B, 4.00%, 7/1/2047 (b)	2,585,000	2,371,740
Series A, 5.00%, 7/1/2033 (b)	275,000	294,100
Series A, 5.00%, 7/1/2047 (b)	8,465,000	8,609,662
Series B, 5.00%, 7/1/2025 (b)	990,000	1,004,643
Series B, 5.00%, 7/1/2029 (b)	1,090,000	1,150,040
Series B, 5.00%, 7/1/2033 (b)	8,615,000	9,213,362
Series B, 5.00%, 7/1/2037 (b)	3,035,000	3,181,682
Series A, 6.13%, 7/1/2024 (a)	90,000	90,500
Puerto Rico Electric Power Authority Revenue, PR:
Series RR, 5.00%, 7/1/2026 (e)	140,000	139,234
Series V, AGM, 5.25%, 7/1/2027 (e)	920,000	921,281
Series VV, 5.25%, 7/1/2025 (e)	710,000	706,359
Series VV, 5.25%, 7/1/2026 (e)	795,000	788,567
Series VV, 5.25%, 7/1/2034 (e)	770,000	762,723
Security Description	Principal Amount	Value
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue, PR:
5.00%, 10/1/2042	$515,000	$516,016
Series A, 5.00%, 7/1/2033 (e)	435,000	427,890
Series 2023-A-2, AMT, 6.50%, 1/1/2042	500,000	589,895
Series 2023-A-1, AMT, 6.75%, 1/1/2045	1,500,000	1,786,752
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, PR:
Series A-1, Zero Coupon, 7/1/2024	161,000	159,478
Series A-1, Zero Coupon, 7/1/2027	669,000	591,835
Series A-1, Zero Coupon, 7/1/2029	2,281,000	1,868,303
Series A-1, Zero Coupon, 7/1/2031	10,356,000	7,818,121
Series A-1, Zero Coupon, 7/1/2033	6,703,000	4,639,022
Series A-1, Zero Coupon, 7/1/2046	19,655,000	6,264,489
Series A2, 4.33%, 7/1/2040	21,800,000	21,806,278
Series A2, 4.54%, 7/1/2053	3,058,000	2,940,906
Series A-1, 4.55%, 7/1/2040	6,290,330	6,345,543
Series A2, 4.55%, 7/1/2040	100,000	80,689
Series A-1, 4.75%, 7/1/2053	21,420,000	21,317,831
Series B-1, 4.75%, 7/1/2053	2,996,000	2,981,710
Series A2, 4.78%, 7/1/2058	29,165,000	28,946,537
Series A-1, 5.00%, 7/1/2058	56,413,000	56,579,808
		305,084,071
RHODE ISLAND — 0.4%
Rhode Island Health & Educational Building Corp. Revenue, RI 5.25%, 5/15/2054	750,000	801,749
Tobacco Settlement Financing Corp. Revenue, RI:
Series A, Zero Coupon, 6/1/2052	19,210,000	3,496,053
Series B, Zero Coupon, 6/1/2052	5,000,000	838,847
Series B, 4.50%, 6/1/2045	3,745,000	3,750,266
Series A, 5.00%, 6/1/2040	1,000,000	1,010,204
		9,897,119
SOUTH CAROLINA — 0.8%
Lexington County Health Services District, Inc. Revenue, SC 5.00%, 11/1/2041	1,000,000	1,019,000

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
South Carolina Jobs-Economic Development Authority Revenue, SC:
Series A, 4.00%, 6/1/2046 (b)	$600,000	$439,174
5.00%, 11/1/2037	500,000	503,262
5.00%, 1/1/2055 (b)	3,000,000	2,618,671
Series A, 5.00%, 5/1/2043	2,440,000	2,509,518
Series A, 5.13%, 6/15/2042 (b)	1,000,000	953,812
5.25%, 11/15/2047	1,750,000	1,683,478
Series A, 5.25%, 8/15/2033	100,000	103,121
Series B-1, 5.75%, 11/15/2029	2,000,000	1,976,290
Series A, 7.00%, 11/1/2033 (b)	270,000	274,579
Series A, 7.13%, 6/15/2053 (b)	1,000,000	1,033,553
Series A, 7.25%, 6/15/2058 (b)	1,325,000	1,369,218
South Carolina Ports Authority Revenue, SC Series A, AMT, 4.00%, 7/1/2040	245,000	239,110
South Carolina Public Service Authority Revenue, SC:
Series A, 4.00%, 12/1/2034	410,000	421,820
Series A, 4.00%, 12/1/2052	2,000,000	1,819,554
Series B, 4.00%, 12/1/2056	360,000	320,737
Series A, 5.50%, 12/1/2054	3,000,000	3,002,200
Spartanburg Regional Health Services District Revenue, SC Series A, 3.63%, 4/15/2039	195,000	187,696
		20,474,793
SOUTH DAKOTA — 0.1%
County of Lincoln Revenue, SD Series A, 4.00%, 8/1/2041	250,000	226,146
South Dakota Health & Educational Facilities Authority Revenue, SD:
5.00%, 9/1/2028	100,000	105,703
5.00%, 9/1/2032	215,000	226,597
5.00%, 7/1/2046	1,000,000	1,005,657
		1,564,103
TENNESSEE — 0.7%
Bristol Industrial Development Board Revenue, TN:
Series B, Zero Coupon, 12/1/2031 (b)	3,350,000	2,152,545
Series A, 5.13%, 12/1/2042 (b)	400,000	361,401
Chattanooga-Hamilton County Hospital Authority Revenue, TN Series A, 5.00%, 10/1/2044	1,750,000	1,750,804
Greeneville Health & Educational Facilities Board Revenue, TN Series A, 4.00%, 7/1/2040	650,000	636,719
Security Description	Principal Amount	Value
Knox County Health Educational & Housing Facility Board Revenue, TN:
5.00%, 4/1/2030	$500,000	$515,672
5.00%, 4/1/2031	240,000	247,188
Memphis-Shelby County Industrial Development Board, Special Obligation, TN Series A, 5.50%, 7/1/2037	100,000	69,612
Metropolitan Government Nashville & Davidson County Industrial Development Board, Special Assessment, TN Series A, 4.00%, 6/1/2051 (b)	1,150,000	964,741
Metropolitan Nashville Airport Authority Revenue, TN Series A, 4.00%, 7/1/2054	500,000	470,909
Nashville Metropolitan Development & Housing Agency, Special Obligation, TN 5.13%, 6/1/2036 (b)	430,000	438,353
Shelby County Health Educational & Housing Facilities Board Revenue, TN:
Series A, 5.00%, 5/1/2029	535,000	560,857
Series A, 5.50%, 9/1/2047	400,000	321,823
Tennergy Corp. Revenue, TN Series A, VRN, 5.50%, 10/1/2053 (a)	4,000,000	4,274,430
Tennessee Energy Acquisition Corp. Revenue, TN:
Series C, 5.00%, 2/1/2027	945,000	962,656
Series B, 5.63%, 9/1/2026	3,405,000	3,447,389
		17,175,099
TEXAS — 4.4%
Abilene Convention Center Hotel Development Corp. Revenue, TX Series B, 3.75%, 10/1/2031 (b)	1,500,000	1,375,578
Arlington Higher Education Finance Corp. Revenue, TX:
Series A, 4.00%, 8/15/2041	610,000	518,801
Series A, 4.00%, 8/15/2046	860,000	691,301
VRN, 4.50%, 6/15/2056 (a) (b)	500,000	499,987
Series A, 5.00%, 8/15/2048	15,000	14,114
Series A, 5.00%, 6/15/2051	3,500,000	3,024,376
Series A, 6.00%, 2/15/2043 (b)	1,035,000	1,041,270
Series A, 6.13%, 2/15/2053 (b)	1,000,000	997,894
6.25%, 6/1/2052 (b)	2,500,000	2,623,440
Austin Convention Enterprises, Inc. Revenue, TX:
Series A, 5.00%, 1/1/2034	400,000	406,839
Series B, 5.00%, 1/1/2032	1,840,000	1,843,742
Series B, 5.00%, 1/1/2034	300,000	300,507

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Central Texas Regional Mobility Authority Revenue, TX:
Series B, 4.00%, 1/1/2041	$200,000	$200,016
Series G, 4.00%, 1/1/2050	2,000,000	1,813,332
Central Texas Turnpike System Revenue, TX:
Series C, 5.00%, 8/15/2034	500,000	502,015
Series C, 5.00%, 8/15/2037	500,000	501,689
City of Dallas Housing Finance Corp. Revenue, TX Series A, 6.00%, 12/1/2062	1,000,000	1,022,394
City of Denton Utility System Revenue, TX 5.00%, 12/1/2027	630,000	657,003
City of Houston Airport System Revenue, TX:
Series B-1, AMT, 4.00%, 7/15/2041	2,965,000	2,771,657
Series A, AMT, 5.00%, 7/1/2027	2,360,000	2,397,256
Series B-1, AMT, 5.00%, 7/15/2035	3,905,000	3,915,312
Series B-2, AMT, 5.00%, 7/15/2027	2,500,000	2,539,911
Series C, AMT, 5.00%, 7/15/2027	4,500,000	4,571,839
Series D, 5.00%, 7/1/2029	115,000	124,906
Series A, AMT, 6.50%, 7/15/2030	300,000	300,186
City of Lavon, Special Assessment, TX 4.00%, 9/15/2042 (b)	1,000,000	877,734
City of Mesquite, Special Assessment, TX 5.50%, 9/1/2043 (b)	750,000	752,814
Clifton Higher Education Finance Corp. Revenue, TX:
Series A, 3.95%, 12/1/2032	105,000	103,392
Series A, 4.35%, 12/1/2042	290,000	272,172
Series D, 5.25%, 8/15/2027	530,000	540,121
Series D, 5.25%, 8/15/2028	1,000,000	1,020,626
Series A, 6.00%, 6/15/2043 (b)	2,000,000	2,030,122
Series D, 6.13%, 8/15/2048	3,010,000	3,074,350
Dallas County Flood Control District No. 1, General Obligation, TX 5.00%, 4/1/2028 (b)	500,000	500,014
Decatur Hospital Authority Revenue, TX Series A, 5.25%, 9/1/2029	335,000	336,672
El Paso County Hospital District, General Obligation, TX:
4.00%, 8/15/2036	200,000	193,933
4.00%, 8/15/2038	885,000	833,772
5.00%, 8/15/2037	200,000	204,302
5.00%, 8/15/2039	690,000	687,602
Security Description	Principal Amount	Value
Gulf Coast Industrial Development Authority Revenue, TX AMT, 4.88%, 5/1/2025	$650,000	$650,026
Harris County Cultural Education Facilities Finance Corp. Revenue, TX 5.00%, 11/15/2027	890,000	946,752
Harris County Improvement District No. 18, General Obligation, TX 3.38%, 9/1/2041	120,000	102,004
Harris County Industrial Development Corp. Revenue, TX 4.05%, 11/1/2050 (a)	1,100,000	1,112,836
Harris County-Houston Sports Authority Revenue, TX:
Series H, Zero Coupon, 11/15/2024 (e)	1,000,000	973,711
Series H, Zero Coupon, 11/15/2036 (e)	105,000	55,595
Series H, Zero Coupon, 11/15/2040 (e)	5,165,000	2,055,434
Series A, AGM, 3.13%, 11/15/2056 (e)	510,000	379,511
Lower Colorado River Authority Revenue, TX:
5.00%, 5/15/2031	595,000	656,237
5.00%, 5/15/2037	550,000	604,606
5.00%, 5/15/2038	735,000	802,242
Matagorda County Navigation District No. 1 Revenue, TX:
Series B-1, 4.00%, 6/1/2030	3,000,000	2,999,914
Series A, AMBAC, 4.40%, 5/1/2030 (e)	495,000	506,332
Mesquite Health Facilities Development Corp. Revenue, TX 5.13%, 2/15/2042 (f)	541,434	5,414
Mission Economic Development Corp. Revenue, TX Series A, AMT, 4.63%, 10/1/2031 (b)	4,830,000	4,825,449
New Hope Cultural Education Facilities Finance Corp. Revenue, TX:
Series B, Zero Coupon, 11/15/2061 (a)	1,263,292	472,215
5.00%, 11/15/2031	850,000	872,456
5.00%, 1/1/2047	500,000	448,612
Series A, 5.00%, 7/1/2047	1,000,000	927,500
Series A1, 5.25%, 1/1/2042	2,500,000	2,108,347
Series A, 5.38%, 11/15/2036	500,000	449,638
5.50%, 1/1/2049	1,000,000	829,719
Series A, 5.50%, 7/1/2045	250,000	197,694
Series A, 5.50%, 7/1/2054	100,000	74,231

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series A1, 5.50%, 1/1/2057	$4,375,000	$3,587,895
Series A-1, 7.50%, 11/15/2037	45,000	34,629
Newark Higher Education Finance Corp. Revenue, TX Series A, 5.13%, 8/15/2047	1,375,000	1,285,267
North Fort Bend Water Authority Revenue, TX Series A, 4.00%, 12/15/2038	880,000	889,639
North Parkway Municipal Management District No. 1, Special Assessment, TX 5.00%, 9/15/2051 (b)	1,000,000	933,793
North Texas Tollway Authority Revenue, TX:
Series D, AGC, Zero Coupon, 1/1/2029 (e)	315,000	268,055
Series D, AGC, Zero Coupon, 1/1/2036 (e)	510,000	329,406
Series D, AGC, Zero Coupon, 1/1/2038 (e)	590,000	342,462
Series A, 3.00%, 1/1/2037	500,000	457,689
4.00%, 1/1/2037	500,000	507,175
Series B, 4.00%, 1/1/2040	450,000	455,614
Series B, 4.00%, 1/1/2041	500,000	502,462
Series I, AGC, 6.20%, 1/1/2042 (a) (e)	180,000	183,399
Port Beaumont Navigation District Revenue, TX:
Series A, AMT, 3.00%, 1/1/2050 (b)	1,500,000	973,001
Series A, AMT, 4.00%, 1/1/2050 (b)	3,275,000	2,587,328
Pottsboro Higher Education Finance Corp. Revenue, TX Series A, 5.00%, 8/15/2036	300,000	299,708
Red River Education Finance Corp. Revenue, TX 5.00%, 6/1/2046	10,000	9,838
Red River Health Facilities Development Corp. Revenue, TX:
Series A, 7.50%, 11/15/2034	1,000,000	1,021,714
Series A, 8.00%, 11/15/2049	385,000	394,405
SA Energy Acquisition Public Facility Corp. Revenue, TX:
5.50%, 8/1/2025	205,000	207,689
5.50%, 8/1/2027	150,000	155,384
Tarrant County Cultural Education Facilities Finance Corp. Revenue, TX:
4.00%, 5/15/2027	405,000	396,157
Series B, 4.00%, 11/15/2025 (f)	192,271	5,191
Series B, 4.50%, 11/15/2036 (f)	155,453	4,197
5.00%, 5/15/2045	625,000	565,934
Series A, 5.00%, 11/15/2037	445,000	447,874
Security Description	Principal Amount	Value
Series A-1, 5.00%, 10/1/2044	$200,000	$195,864
Series B, 5.00%, 11/15/2046	200,000	194,644
5.25%, 11/15/2047 (f)	88,205	2,382
Series A, 6.38%, 2/15/2041 (f)	450,000	247,500
Series A, 6.75%, 11/15/2047	1,400,000	1,449,831
Series A, 6.75%, 11/15/2052	300,000	309,465
Texas Municipal Gas Acquisition & Supply Corp. I Revenue, TX Series D, 6.25%, 12/15/2026	120,000	124,538
Texas Municipal Gas Acquisition & Supply Corp. III Revenue, TX:
5.00%, 12/15/2026	4,000,000	4,104,000
5.00%, 12/15/2030	2,000,000	2,120,951
Texas Private Activity Bond Surface Transportation Corp. Revenue, TX:
Series A, 4.00%, 6/30/2037	2,880,000	2,944,471
AMT, 5.00%, 12/31/2040	780,000	783,497
AMT, 5.00%, 12/31/2055	2,695,000	2,608,491
AMT, 5.00%, 6/30/2058	4,615,000	4,667,669
AMT, 5.13%, 12/31/2035	1,440,000	1,553,248
AMT, 5.25%, 6/30/2036	2,175,000	2,350,345
AMT, 5.50%, 12/31/2058	2,710,000	2,960,370
Town of Westlake, Special Assessment, TX:
6.13%, 9/1/2035	395,000	396,500
6.25%, 9/1/2040	370,000	370,483
6.38%, 9/1/2045	505,000	505,746
Woodloch Health Facilities Development Corp. Revenue, TX Series A, 6.75%, 12/1/2051 (b) (f)	1,463,790	29,276
		113,904,642
U. S. VIRGIN ISLANDS — 0.7%
Matching Fund Special Purpose Securitization Corp. Revenue, VI:
Series A, 5.00%, 10/1/2030	1,565,000	1,659,527
Series A, 5.00%, 10/1/2039	13,010,000	13,576,902
Virgin Islands Public Finance Authority Revenue, VI Series C, 5.00%, 10/1/2039 (b)	2,000,000	1,872,802
Virgin Islands Water & Power Authority - Electric System Revenue, VI Series A, 5.00%, 7/1/2031	1,435,000	1,354,508
		18,463,739
UTAH — 0.8%
Black Desert Public Infrastructure District, General Obligation, UT Series A, 4.00%, 3/1/2051 (b)	4,500,000	3,404,779

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
City of Salt Lake City Airport Revenue, UT:
Series A, AMT, 4.00%, 7/1/2051	$2,360,000	$2,162,494
Series A, AMT, 5.00%, 7/1/2028	150,000	156,336
County of Box Elder Revenue, UT Series A, AMT, 8.00%, 12/1/2039 (b)	315,000	310,982
Jordanelle Ridge Public Infrastructure District No. 2, General Obligation, UT Series A, 7.75%, 3/1/2054 (b)	2,130,000	2,152,048
Military Installation Development Authority Revenue, UT:
Series A-1, 4.00%, 6/1/2052	1,000,000	736,736
Series A2, 4.00%, 6/1/2041	1,600,000	1,321,394
Series A2, 4.00%, 6/1/2052	2,500,000	1,841,840
UIPA Crossroads Public Infrastructure District, Special Obligation, UT 4.38%, 6/1/2052 (b)	3,000,000	2,602,283
Utah Charter School Finance Authority Revenue, UT 4.00%, 10/15/2051 (b)	3,940,000	2,786,017
Utah Infrastructure Agency Revenue, UT Series A, 5.00%, 10/15/2034	1,600,000	1,646,649
Wohali Public Infrastructure District No. 1, Special Assessment, UT 7.00%, 12/1/2042 (b)	2,535,000	2,554,505
		21,676,063
VERMONT — 0.0% (c)
Vermont Economic Development Authority Revenue, VT Series A, 5.00%, 5/1/2047	1,000,000	966,736
VIRGINIA — 1.8%
Amherst Industrial Development Authority Revenue, VA 5.00%, 9/1/2026	55,000	54,201
Arlington County Industrial Development Authority Revenue, VA 5.00%, 7/1/2031	500,000	552,638
Cherry Hill Community Development Authority, Special Assessment, VA 5.40%, 3/1/2045 (b)	1,335,000	1,341,214
Chesapeake Bay Bridge & Tunnel District Revenue, VA 5.00%, 7/1/2046	4,000,000	4,026,517
City of Chesapeake Chesapeake Expressway Toll Road Revenue, VA Series A, 5.00%, 7/15/2047	50,000	50,014
Security Description	Principal Amount	Value
City of Hopewell Sewer System Revenue, VA Series A, 5.00%, 7/15/2042	$300,000	$299,991
Danville Industrial Development Authority Revenue, VA Series A, 5.00%, 10/1/2047	385,000	312,747
Farms New Kent Community Development Authority, Special Assessment, VA Series B, Zero Coupon, 3/1/2036 (b)	1,945,000	909,938
Farmville Industrial Development Authority Revenue, VA Series A, 5.00%, 1/1/2059	1,000,000	921,754
James City County Economic Development Authority Revenue, VA Series A, 6.88%, 12/1/2058	725,000	792,933
Lexington Industrial Development Authority Revenue, VA 4.00%, 1/1/2031	10,000	10,005
Lower Magnolia Green Community Development Authority, Special Assessment, VA 5.00%, 3/1/2035 (b)	915,000	917,036
Norfolk Redevelopment & Housing Authority Revenue, VA:
Series B, 4.00%, 1/1/2025	3,400,000	3,376,381
5.38%, 1/1/2035	250,000	250,295
Peninsula Town Center Community Development Authority, Special Assessment, VA 5.00%, 9/1/2037 (b)	1,950,000	1,939,032
Tobacco Settlement Financing Corp. Revenue, VA:
Series C, Zero Coupon, 6/1/2047	3,060,000	838,065
Series B1, 5.00%, 6/1/2047	11,040,000	10,445,479
Virginia Beach Development Authority Revenue, VA Series A, 7.00%, 9/1/2059	2,340,000	2,608,049
Virginia College Building Authority Revenue, VA Series A, 5.00%, 7/1/2030 (b)	875,000	878,396
Virginia Small Business Financing Authority Revenue, VA:
AMT, 4.00%, 1/1/2031	1,000,000	1,018,252
AMT, 4.00%, 1/1/2039	1,000,000	978,969
AMT, 4.00%, 1/1/2040	1,000,000	968,635
AMT, 4.00%, 1/1/2048	4,000,000	3,680,783
AMT, 5.00%, 6/30/2042	1,000,000	1,049,474
AMT, 5.00%, 12/31/2047	3,490,000	3,528,240
AMT, 5.00%, 12/31/2052	335,000	337,266
AMT, 5.00%, 12/31/2056	2,975,000	2,991,573

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series C, 5.00%, 6/1/2047	$1,000,000	$955,041
Series A, 5.50%, 7/1/2049 (b)	1,660,000	1,480,966
		47,513,884
WASHINGTON — 1.7%
Grays Harbor County Public Hospital District No. 1 Revenue, WA:
6.88%, 12/1/2049	1,000,000	1,048,048
6.88%, 12/1/2053	1,000,000	1,034,726
Jefferson County Public Hospital District No. 2 Revenue, WA Series A, 6.88%, 12/1/2053	3,000,000	3,043,724
Klickitat County Public Utility District No. 1 Revenue, WA Series A, 5.00%, 12/1/2032	400,000	404,008
Pend Oreille County Public Utility District No. 1 Box Canyon Revenue, WA 5.00%, 1/1/2044	215,000	218,768
Port of Seattle Industrial Development Corp. Revenue, WA AMT, 5.00%, 4/1/2030	3,000,000	3,000,366
Port of Seattle Revenue, WA:
Series C, AMT, 4.00%, 8/1/2035	550,000	560,185
Series C, AMT, 5.00%, 5/1/2031	130,000	134,235
Tacoma Consolidated Local Improvement Districts, Special Assessment, WA 5.75%, 4/1/2043	190,000	186,424
Washington Economic Development Finance Authority Revenue, WA:
AMT, 7.25%, 1/1/2032 (b) (f)	100,000	10
Series A, AMT, 7.50%, 1/1/2032 (b) (f)	755,000	75
Series A, AMT, 12.00%, 1/1/2033 (a) (b)	160,000	16
Washington Health Care Facilities Authority Revenue, WA:
4.00%, 7/1/2036	630,000	626,547
Series A, 4.00%, 7/1/2042	200,000	179,018
5.00%, 8/15/2034	2,695,000	2,768,904
Series D, 5.00%, 10/1/2041	1,000,000	981,539
Washington State Convention Center Public Facilities District Revenue, WA:
Series B, 3.00%, 7/1/2034	1,000,000	917,090
Series B, 3.00%, 7/1/2058	4,810,000	3,338,357
4.00%, 7/1/2058	605,000	553,643
Series B, 4.00%, 7/1/2034	320,000	321,317
Series B, 4.00%, 7/1/2048	1,010,000	942,527
Series B, 4.00%, 7/1/2058	1,080,000	967,503
5.00%, 7/1/2058	170,000	173,325
Security Description	Principal Amount	Value
Washington State Housing Finance Commission Revenue, WA:
Series A-1, 3.50%, 12/20/2035	$2,394,972	$2,220,445
Series A, 4.00%, 1/1/2057 (b)	1,000,000	693,131
5.00%, 7/1/2046 (b)	1,520,000	1,264,506
5.00%, 1/1/2048 (b)	3,815,000	3,335,002
5.00%, 7/1/2051 (b)	1,250,000	1,007,849
Series A, 5.00%, 1/1/2031 (b)	100,000	95,684
Series A, 5.00%, 1/1/2044 (b)	605,000	504,802
Series A, 5.00%, 1/1/2046 (b)	1,000,000	818,523
Series A, 5.00%, 1/1/2051 (b)	3,820,000	3,155,323
Series A, 5.00%, 7/1/2051 (b)	1,000,000	806,279
Series A, 5.00%, 1/1/2055 (b)	2,200,000	1,689,640
Series A, 5.00%, 1/1/2056 (b)	1,285,000	1,050,723
6.13%, 7/1/2053 (b)	2,500,000	2,747,361
6.25%, 7/1/2059 (b)	2,500,000	2,753,901
Series A, 7.00%, 7/1/2050 (b)	500,000	518,106
		44,061,630
WEST VIRGINIA — 0.4%
County of Monongalia, Special Obligation, WV Series A, 5.00%, 6/1/2033 (b)	515,000	537,059
Glenville State College Revenue, WV 5.25%, 6/1/2047	750,000	676,558
Monongalia County Building Commission Revenue, WV 4.00%, 7/1/2035	390,000	354,697
Monongalia County Commission Excise Tax District Revenue, WV:
Series A, 4.13%, 6/1/2043 (b)	4,380,000	3,888,112
Series A, 5.50%, 6/1/2037 (b)	225,000	230,629
Series A, 7.00%, 6/1/2043 (b)	150,000	160,673
Ohio County Development Authority Revenue, WV 5.00%, 9/1/2048	1,000,000	745,964
West Virginia Commissioner of Highways Revenue, WV Series A, 5.00%, 9/1/2029	120,000	128,336
West Virginia Economic Development Authority Revenue, WV Series A, AMT, VRN, 5.00%, 7/1/2045 (a)	2,250,000	2,259,500
West Virginia Hospital Finance Authority Revenue, WV Series B, 6.00%, 9/1/2048	2,000,000	2,290,374
		11,271,902
WISCONSIN — 3.6%
Public Finance Authority Revenue, WI:
Series B, Zero Coupon, 1/1/2060 (b)	4,000,000	288,732

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series B, Zero Coupon, 1/1/2067 (b)	$920,000	$6,941
Series B, VRN, 3.75%, 7/1/2051 (a) (b) (f)	2,075,993	1,467,242
AMT, 4.00%, 8/1/2035	940,000	849,527
AMT, 4.00%, 7/1/2041	2,595,000	2,016,544
4.00%, 4/1/2042 (b)	1,000,000	906,554
AMT, 4.00%, 9/30/2051	1,000,000	837,297
Series A, 4.00%, 6/1/2035	500,000	503,376
Series A, 4.00%, 9/1/2041 (b)	2,565,000	2,142,937
Series A, 4.00%, 12/1/2051 (b)	1,000,000	785,878
Series A, 4.00%, 6/1/2056 (b)	2,100,000	1,468,115
AMT, 4.25%, 7/1/2054	3,000,000	2,142,695
Series C, AMT, 4.30%, 11/1/2030	3,000,000	2,957,645
Series A, 4.50%, 6/1/2056 (b)	2,750,000	2,266,780
5.00%, 3/1/2037 (b)	625,000	582,977
5.00%, 9/1/2039 (b)	770,000	704,081
Series A, 5.00%, 11/15/2024 (b)	110,000	110,556
Series A, 5.00%, 9/1/2030 (b)	400,000	396,740
Series A, 5.00%, 10/1/2034 (b)	1,355,000	1,408,393
Series A, 5.00%, 6/15/2037 (b)	425,000	406,742
Series A, 5.00%, 10/1/2039 (b)	3,250,000	3,298,321
Series A, 5.00%, 1/1/2042 (b)	100,000	93,191
Series A, 5.00%, 6/15/2046 (b)	1,000,000	787,500
Series A, 5.00%, 6/15/2049 (b)	310,000	268,508
Series A, 5.00%, 12/1/2055 (b)	2,000,000	1,675,950
Series A, 5.00%, 1/1/2056 (b)	265,000	228,906
Series A, 5.00%, 6/15/2057 (b)	2,105,000	1,915,331
Series A, 5.00%, 2/1/2062	1,000,000	1,000,107
Series B, AMT, 5.00%, 7/1/2042	1,000,000	1,000,074
5.13%, 4/1/2052	2,310,000	2,334,979
Series A, 5.13%, 6/1/2048 (b)	350,000	317,783
5.25%, 3/1/2035 (b)	750,000	757,224
Series A, 5.25%, 3/1/2045 (b)	1,000,000	904,390
Series A, 5.25%, 5/15/2052 (b)	1,300,000	1,187,926
Series A, 5.25%, 3/1/2055 (b)	1,810,000	1,579,016
Series A, 5.35%, 12/1/2045	1,000,000	1,008,153
Series A, 5.38%, 7/15/2047 (b)	500,000	497,000
Series B, 5.63%, 2/1/2046 (b)	1,665,000	1,697,859
Series A, 5.75%, 10/1/2043 (b)	1,180,000	1,191,432
Series A, 5.75%, 7/1/2063 (b)	2,000,000	2,117,817
5.88%, 4/1/2045	530,000	536,203
Security Description	Principal Amount	Value
5.88%, 6/15/2047 (b)	$800,000	$738,628
Series A, 6.00%, 7/15/2042	250,000	250,137
Series B, 6.00%, 2/1/2062 (b)	2,000,000	2,055,423
Series A, 6.25%, 10/1/2031 (b) (f)	200,000	20,000
Series A, 6.25%, 1/1/2038 (b)	500,000	225,000
Series A, 6.25%, 10/1/2053 (b)	2,220,000	2,261,150
Series A, 6.38%, 1/1/2048 (b)	925,000	416,250
Series A, 6.50%, 9/1/2048 (b)	480,000	288,000
6.63%, 7/1/2043 (b)	465,000	481,612
6.75%, 12/1/2042 (b)	2,100,000	2,023,938
Series A, 6.75%, 8/1/2031 (b)	980,000	715,400
6.88%, 7/1/2053 (b)	1,650,000	1,708,476
7.00%, 12/1/2050 (b)	8,750,000	8,531,492
7.00%, 7/1/2058 (b)	1,850,000	1,914,820
Series A, 7.00%, 1/1/2050 (b)	3,000,000	3,232,711
Public Finance Authority, Special Obligation, WI:
Series A, 5.00%, 6/1/2041 (b) (h)	2,625,000	2,551,476
Series B, 8.00%, 6/15/2042 (b) (h)	1,000,000	976,339
Wisconsin Health & Educational Facilities Authority Revenue, WI:
Series B-1, 2.83%, 11/1/2028	60,000	55,201
3.13%, 12/15/2049	850,000	641,476
3.50%, 7/1/2040	100,000	88,228
4.00%, 1/1/2047	600,000	389,578
4.00%, 1/1/2057	1,000,000	590,241
4.00%, 7/1/2046	335,000	306,530
Series A, 4.00%, 7/1/2048	425,000	330,194
Series A, 4.13%, 7/1/2053	595,000	453,354
Series B, 4.25%, 7/1/2033	1,250,000	1,067,626
5.00%, 11/15/2025	795,000	800,266
5.00%, 11/15/2026	565,000	569,240
5.00%, 8/1/2032	50,000	43,391
5.00%, 8/1/2037	150,000	121,670
5.00%, 8/1/2039	1,100,000	861,935
Series A, 5.00%, 7/1/2038	500,000	490,970
Series A, 5.00%, 11/1/2039	1,000,000	919,579
Series A, 5.00%, 2/15/2042	4,580,000	4,605,359
Series A, 5.00%, 11/1/2046	1,250,000	1,075,723
Series B, 5.00%, 7/1/2048	790,000	613,607
Series B, 5.00%, 7/1/2053	1,000,000	749,406
Series A, 5.25%, 8/1/2048	100,000	80,767
5.50%, 5/1/2034	350,000	346,343
Series A, 5.75%, 8/15/2054 (h)	1,000,000	1,025,033
Series A, 5.75%, 8/15/2059 (h)	1,445,000	1,469,713
		92,733,704
TOTAL MUNICIPAL BONDS & NOTES (Cost $2,639,491,285)		2,549,721,934

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 1.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.30% (i) (j) (Cost $42,749,484)	42,749,484	$42,749,484
TOTAL INVESTMENTS — 99.8% (Cost $2,682,240,769)		2,592,471,418
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		5,521,837
NET ASSETS — 100.0%		$2,597,993,255
(a)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 25.2% of net assets as of March 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Amount is less than 0.05% of net assets.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2024. Maturity date shown is the final maturity.
(e)	Bond is insured by the following:
% of Net Assets
Assured Guaranty Municipal Corp.	1.3%
National Public Finance Guaranty Corp.	0.7%
Build America Mutual Assurance Company	0.3%
Assured Guaranty Corp.	0.1%
Ambac Financial Group	0.1%
XL Capital Assurance Inc.	0.0% (c)

(f)	Security is currently in default and/or issuer is in bankruptcy.
(g)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2024, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(h)	When-issued security.
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(j)	The rate shown is the annualized seven-day yield at March 31, 2024.
AMBAC	American Municipal Bond Assurance Corporation
AMT	Alternative Minimum Tax
CFC	Cooperative Finance Corporation
VRN	Variable Rate Note

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$2,549,721,934	$0(a)	$2,549,721,934
Short-Term Investment	42,749,484	—	—	42,749,484
TOTAL INVESTMENTS	$42,749,484	$2,549,721,934	$0	$2,592,471,418
(a)	The Fund held Level 3 securities that were valued at $0 at March 31, 2024.
See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	18,761,758	$18,761,758	$583,618,606	$559,630,880	$—	$—	42,749,484	$42,749,484	$1,090,368
See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 100.5%
ALABAMA — 0.2%
Alabama Public School & College Authority Revenue, AL:
Series A, 5.00%, 11/1/2025	$670,000	$689,139
Series A, 5.00%, 11/1/2026	4,980,000	5,234,956
Series A, 5.00%, 11/1/2028	2,145,000	2,355,051
University of Alabama Revenue, AL Series A, 5.00%, 7/1/2024	725,000	727,081
		9,006,227
ALASKA — 0.1%
Borough of North Slope, General Obligation, AK:
Series A, 5.00%, 6/30/2027	1,550,000	1,651,670
Series A, 5.00%, 6/30/2028	2,885,000	3,136,264
		4,787,934
ARIZONA — 1.4%
Arizona Department of Transportation State Highway Fund Revenue, AZ 5.00%, 7/1/2028	6,200,000	6,766,284
City of Chandler, General Obligation, AZ 5.00%, 7/1/2029	2,850,000	3,178,622
City of Phoenix Civic Improvement Corp. Revenue, AZ 5.00%, 7/1/2028	1,250,000	1,364,170
City of Phoenix, General Obligation, AZ 5.00%, 7/1/2028	1,540,000	1,680,658
Gilbert Water Resource Municipal Property Corp. Revenue, AZ:
5.00%, 7/15/2026	4,750,000	4,960,310
5.00%, 7/15/2027	4,500,000	4,806,791
Maricopa County Special Health Care District, General Obligation, AZ Series D, 5.00%, 7/1/2026	3,200,000	3,331,720
Maricopa County Unified School District No. 4 Mesa, General Obligation, AZ Series E, 5.00%, 7/1/2027	3,750,000	4,002,183
Maricopa County Unified School District No. 69 Paradise Valley, General Obligation, AZ Series D, 5.00%, 7/1/2024	700,000	702,079
Maricopa County Union High School District No. 210-Phoenix, General Obligation, AZ Series A, 5.00%, 7/1/2028	3,200,000	3,492,276
Security Description	Principal Amount	Value
Salt River Project Agricultural Improvement & Power District Revenue, AZ:
Series A, 5.00%, 1/1/2025	$2,000,000	$2,023,655
Series A, 5.00%, 1/1/2026	8,350,000	8,624,788
State of Arizona Lottery Revenue, AZ 5.00%, 7/1/2026	5,000,000	5,205,811
State of Arizona, Certificate Participation, AZ Series A, 5.00%, 10/1/2027	3,000,000	3,219,764
		53,359,111
ARKANSAS — 0.0% (a)
Arkansas Development Finance Authority Revenue, AR 5.00%, 6/1/2028	1,250,000	1,359,665
CALIFORNIA — 21.6%
Alameda County Joint Powers Authority Revenue, CA:
Series A, 5.00%, 12/1/2027	4,500,000	4,878,713
Series A, 5.00%, 12/1/2028	3,000,000	3,330,220
Bay Area Toll Authority Revenue, CA:
Series A, 2.63%, 4/1/2045 (b)	425,000	414,805
Series B, 2.85%, 4/1/2047 (b)	480,000	474,553
California Infrastructure & Economic Development Bank Revenue, CA:
Series B-2, 3.00%, 10/1/2047 (b)	5,600,000	5,538,043
5.00%, 10/1/2025	6,100,000	6,285,161
5.00%, 10/1/2028	7,595,000	8,412,169
California State Public Works Board Revenue, CA:
Series A, 5.00%, 8/1/2025	3,065,000	3,140,759
Series A, 5.00%, 2/1/2026	25,020,000	25,923,184
Series A, 5.00%, 8/1/2028	3,000,000	3,292,810
Series B, 5.00%, 5/1/2026	2,100,000	2,185,381
Series B, 5.00%, 12/1/2027	13,150,000	14,194,499
Series B, 5.00%, 12/1/2028	5,950,000	6,585,578
Series C, 5.00%, 11/1/2024	13,805,000	13,931,555
Series C, 5.00%, 11/1/2026	5,000,000	5,262,350
Series C, 5.00%, 11/1/2028	2,500,000	2,761,835
California State University Revenue, CA Series B-2, 0.55%, 11/1/2049 (b)	4,000,000	3,603,235
Chino Basin Regional Financing Authority Revenue, CA Series B, 4.00%, 11/1/2025	34,030,000	34,450,914
City of Long Beach Harbor Revenue, CA Series A, 5.00%, 5/15/2025	7,700,000	7,863,720
City of Los Angeles Department of Airports Revenue, CA:
Series B, 5.00%, 5/15/2026	2,385,000	2,494,099

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series C, 5.00%, 5/15/2024	$600,000	$600,975
City of Los Angeles Solid Waste Resources Revenue, CA:
Series A, 5.00%, 2/1/2027	1,475,000	1,570,631
Series A, 5.00%, 2/1/2028	1,780,000	1,943,083
City of Los Angeles Wastewater System Revenue, CA Series B, 5.00%, 6/1/2027	2,695,000	2,887,859
City of Riverside Electric Revenue, CA Series A, 5.00%, 10/1/2028	2,000,000	2,221,488
City of San Francisco Public Utilities Commission Water Revenue, CA Series C, 5.00%, 11/1/2028	1,000,000	1,112,969
East Bay Municipal Utility District Water System Revenue, CA Series B, 5.00%, 6/1/2028	2,000,000	2,207,791
East Side Union High School District, General Obligation, CA Series C, 2.00%, 8/1/2025	10,000,000	9,781,364
Los Angeles Community College District, General Obligation, CA:
Series A-1, 5.00%, 8/1/2027	10,000,000	10,778,214
Series D, 5.00%, 8/1/2028	8,250,000	9,112,209
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, CA:
Series A, 5.00%, 6/1/2025	6,900,000	7,047,703
Series A, 5.00%, 7/1/2025	4,080,000	4,186,164
Series A, 5.00%, 7/1/2026	4,280,000	4,499,031
Series A, 5.00%, 6/1/2027	5,375,000	5,773,192
Los Angeles Department of Water & Power Revenue, CA:
Series A, 5.00%, 7/1/2027	2,720,000	2,923,942
Series A, 5.00%, 7/1/2028	10,000,000	11,014,681
Series A, 5.00%, 7/1/2026 (c)	10,665,000	11,182,183
Series A, 5.00%, 7/1/2027	2,000,000	2,149,957
Series A, 5.00%, 7/1/2027 (c)	3,365,000	3,617,303
Series A, 5.00%, 7/1/2029 (c)	8,000,000	9,022,810
Series C, 5.00%, 7/1/2026	4,570,000	4,786,602
Series C, 5.00%, 7/1/2027	1,080,000	1,160,977
Series D, 5.00%, 7/1/2026	4,000,000	4,189,586
Series D, 5.00%, 7/1/2027	3,250,000	3,493,680
Series D, 5.00%, 7/1/2028	2,505,000	2,759,178
Series E, 5.00%, 7/1/2027	1,875,000	2,015,585
Series E, 5.00%, 7/1/2028	1,500,000	1,652,202
Los Angeles Department of Water & Power Water System Revenue, CA Series D, 5.00%, 7/1/2027	590,000	635,192
Los Angeles Unified School District, General Obligation, CA:
5.00%, 7/1/2028	7,000,000	7,722,172
Security Description	Principal Amount	Value
Series A, 5.00%, 7/1/2024	$11,615,000	$11,656,729
Series A, 5.00%, 7/1/2026	13,000,000	13,627,515
Series C, 5.00%, 7/1/2027	3,075,000	3,306,554
Series QRR, 5.00%, 7/1/2027	4,000,000	4,301,208
Series RYRR, 5.00%, 7/1/2025	6,480,000	6,634,164
Series RYRR, 5.00%, 7/1/2026	2,820,000	2,956,123
Los Rios Community College District, General Obligation, CA Series E, 3.00%, 8/1/2024	1,000,000	996,786
Metropolitan Water District of Southern California Revenue, CA:
Series B, 3.00%, 7/1/2026	4,000,000	3,996,635
Series B, 3.00%, 7/1/2027	6,735,000	6,752,035
Series A, 5.00%, 10/1/2027	1,250,000	1,355,465
Municipal Improvement Corp. of Los Angeles Revenue, CA:
Series A, 5.00%, 5/1/2025	1,100,000	1,120,827
Series A, 5.00%, 5/1/2026	1,400,000	1,460,379
Series A, 5.00%, 5/1/2027	1,550,000	1,656,239
Series A, 5.00%, 5/1/2029	1,625,000	1,810,826
Series C, 5.00%, 11/1/2026	9,470,000	9,995,918
Orange County Transportation Authority Revenue, CA 5.00%, 10/15/2024	10,730,000	10,826,145
Sacramento Transportation Authority Sales Tax Revenue, CA 5.00%, 10/1/2028	8,285,000	9,187,586
San Diego County Regional Transportation Commission Revenue, CA Series A, 5.00%, 4/1/2028	4,125,000	4,525,250
San Diego County Water Authority Revenue, CA Series A, 5.00%, 5/1/2026	2,250,000	2,352,612
San Diego Unified School District, General Obligation, CA Series G, 5.00%, 7/1/2028	8,000,000	8,832,147
San Francisco City & County Public Utilities Commission Wastewater Revenue, CA:
Series A, 5.00%, 10/1/2027	7,000,000	7,580,822
Series A, 5.00%, 10/1/2028	7,000,000	7,775,209
Series B, 5.00%, 10/1/2028	12,320,000	13,684,369
San Francisco Unified School District, General Obligation, CA 5.00%, 6/15/2027	5,000,000	5,364,397
San Juan Unified School District, General Obligation, CA:
3.00%, 8/1/2025	2,500,000	2,498,115
5.00%, 8/1/2028	6,720,000	7,401,960

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
San Mateo Foster City Public Financing Authority Revenue, CA Series B, 5.00%, 8/1/2025	$4,905,000	$5,021,718
Sonoma County Junior College District, General Obligation, CA Series C, 5.00%, 8/1/2027	1,250,000	1,344,375
Southern California Public Power Authority Revenue, CA Series 1, 5.00%, 7/1/2026	750,000	787,375
State of California Department of Water Resources Revenue, CA Series BD, 5.00%, 12/1/2026	670,000	710,942
State of California, General Obligation, CA:
3.00%, 3/1/2026	8,000,000	7,961,913
4.00%, 10/1/2024	35,000,000	35,118,506
4.00%, 10/1/2025	8,750,000	8,863,918
4.00%, 3/1/2027	8,995,000	9,268,889
4.00%, 3/1/2028	8,000,000	8,363,295
5.00%, 9/1/2024	10,000,000	10,066,103
5.00%, 10/1/2024	5,500,000	5,545,525
5.00%, 10/1/2025	1,600,000	1,644,062
5.00%, 11/1/2025	27,790,000	28,605,514
5.00%, 12/1/2025	13,000,000	13,405,501
5.00%, 9/1/2026	6,150,000	6,437,672
5.00%, 11/1/2026	3,050,000	3,204,595
5.00%, 12/1/2026	17,500,000	18,421,531
5.00%, 10/1/2027	43,090,000	46,216,796
5.00%, 11/1/2027	3,500,000	3,760,883
5.00%, 12/1/2027	3,000,000	3,229,595
5.00%, 9/1/2028	17,500,000	19,175,464
5.00%, 9/1/2028 (c)	30,000,000	32,868,780
5.00%, 10/1/2028	7,660,000	8,402,011
5.00%, 9/1/2029	3,000,000	3,351,585
5.00%, 10/1/2029	11,945,000	13,368,832
Series A, 5.00%, 11/1/2026	2,910,000	3,057,499
Series A, 5.00%, 11/1/2027	5,645,000	6,065,766
Series B, 5.00%, 10/1/2026	37,220,000	39,034,289
University of California Revenue, CA:
Series BE, 5.00%, 5/15/2027	1,090,000	1,167,798
Series BH, 5.00%, 5/15/2027	1,465,000	1,569,563
Series BN, 5.00%, 5/15/2028	23,980,000	26,324,172
Series BS, 5.00%, 5/15/2029	20,630,000	23,166,617
		834,259,405
COLORADO — 1.8%
Adams & Arapahoe Joint School District 28J Aurora, General Obligation, CO 5.00%, 12/1/2027	1,505,000	1,620,725
City & County of Denver Airport System Revenue, CO Series C, 5.00%, 11/15/2028	1,325,000	1,458,394
Security Description	Principal Amount	Value
City & County of Denver, Certificate Participation, CO:
5.00%, 12/1/2025	$8,375,000	$8,625,227
5.00%, 12/1/2026	4,700,000	4,938,862
5.00%, 12/1/2027	5,250,000	5,636,627
5.00%, 12/1/2028	3,000,000	3,290,005
City & County of Denver, General Obligation, CO Series B, 5.00%, 8/1/2026	5,000,000	5,232,246
City of Colorado Springs Utilities System Revenue, CO:
Series B, 5.00%, 11/15/2027	2,500,000	2,690,480
Series B, 5.00%, 11/15/2028	2,000,000	2,200,436
Series C, 5.00%, 11/15/2027	1,000,000	1,076,192
Douglas County School District No. Re-1 Douglas & Elbert Counties, General Obligation, CO 5.00%, 12/15/2027	5,010,000	5,410,992
Pueblo City Schools, General Obligation, CO 5.00%, 12/15/2025	4,225,000	4,349,158
Regional Transportation District Sales Tax Revenue, CO Series A, 5.00%, 11/1/2027	4,500,000	4,838,602
State of Colorado, Certificate Participation, CO:
Series A, 5.00%, 12/15/2025	3,250,000	3,352,056
Series A, 5.00%, 12/15/2027	1,750,000	1,883,666
University of Colorado Revenue, CO:
Series A, 4.00%, 6/1/2027	3,000,000	3,104,788
Series A, 4.00%, 6/1/2028	3,500,000	3,670,285
Weld County School District No. 6 Greeley, General Obligation, CO 5.00%, 12/1/2027	3,070,000	3,307,174
Weld County School District No. RE-4, General Obligation, CO 5.00%, 12/1/2028	1,325,000	1,456,130
		68,142,045
CONNECTICUT — 4.3%
City of Hartford Revenue, CT:
5.00%, 4/1/2027	2,000,000	2,122,290
5.00%, 4/1/2028	2,850,000	3,092,563
Connecticut State Health & Educational Facilities Authority Revenue, CT:
Series U-1, 1.10%, 7/1/2033 (b)	2,815,000	2,741,016
Series A, 2.80%, 7/1/2048 (b)	23,560,000	23,145,375
Series S, 5.00%, 7/1/2027	6,000,000	6,420,838
State of Connecticut Special Tax Revenue, CT:
Series A, 5.00%, 7/1/2027	2,500,000	2,661,718
Series A, 5.00%, 7/1/2028	10,000,000	10,888,205

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series B, 5.00%, 7/1/2027	$3,500,000	$3,726,405
Series B, 5.00%, 10/1/2028	1,300,000	1,423,044
Series D, 5.00%, 11/1/2027	2,045,000	2,193,100
State of Connecticut, General Obligation, CT:
Series 2021-A, 3.00%, 1/15/2026	5,000,000	4,970,859
Series B, 4.00%, 6/1/2026	7,445,000	7,583,408
Series C, 4.00%, 6/1/2028	3,840,000	4,020,658
Series A, 5.00%, 4/15/2026	12,895,000	13,380,628
Series A, 5.00%, 1/15/2027	1,000,000	1,053,969
Series A, 5.00%, 1/15/2028	3,365,000	3,627,500
Series A, 5.00%, 1/15/2029	1,355,000	1,492,369
Series B, 5.00%, 8/1/2028	1,500,000	1,636,121
Series C, 5.00%, 3/1/2028	4,770,000	5,156,856
Series C, 5.00%, 3/1/2029	2,500,000	2,761,027
Series D, 5.00%, 7/15/2026	11,945,000	12,460,411
Series D, 5.00%, 9/15/2026	2,500,000	2,617,446
Series D, 5.00%, 7/15/2027	2,000,000	2,131,167
Series D, 5.00%, 9/15/2027	3,680,000	3,935,615
Series E, 5.00%, 11/15/2025	7,000,000	7,204,777
Series E, 5.00%, 11/15/2026	5,510,000	5,790,139
Series E, 5.00%, 11/15/2027	3,925,000	4,212,847
Series G, 5.00%, 11/15/2024	10,000,000	10,094,584
Town of Greenwich, General Obligation, CT:
5.00%, 1/15/2025	2,000,000	2,026,639
5.00%, 1/15/2027	5,130,000	5,437,931
University of Connecticut Revenue, CT:
Series A, 5.00%, 2/15/2026	2,670,000	2,760,580
Series A, 5.00%, 8/15/2028	3,300,000	3,598,206
		166,368,291
DELAWARE — 0.4%
State of Delaware, General Obligation, DE:
5.00%, 2/1/2026	7,425,000	7,683,622
5.00%, 2/1/2028	1,500,000	1,627,133
Series A, 5.00%, 10/1/2024	3,500,000	3,525,693
Series A, 5.00%, 5/1/2029	2,000,000	2,229,718
University of Delaware Revenue, DE 5.00%, 11/1/2025	555,000	571,200
		15,637,366
DISTRICT OF COLUMBIA — 1.6%
District of Columbia Income Tax Revenue, DC:
Series A, 5.00%, 3/1/2026	9,340,000	9,678,372
Series C, 5.00%, 10/1/2026	5,000,000	5,244,956
Series C, 5.00%, 12/1/2026	3,845,000	4,048,484
Series C, 5.00%, 12/1/2027	7,250,000	7,817,979
Security Description	Principal Amount	Value
District of Columbia Water & Sewer Authority Revenue, DC Series C, VRN, 1.75%, 10/1/2054 (b)	$8,250,000	$8,130,658
District of Columbia, General Obligation, DC:
Series D, 4.00%, 2/1/2026	2,200,000	2,234,611
Series A, 5.00%, 1/1/2028	2,300,000	2,484,919
Series B, 5.00%, 6/1/2028	6,000,000	6,543,673
Series D, 5.00%, 6/1/2024	505,000	506,008
Series E, 5.00%, 2/1/2025	525,000	531,888
Series E, 5.00%, 2/1/2028	2,235,000	2,419,340
Metropolitan Washington Airports Authority Aviation Revenue, DC Series B, 5.00%, 10/1/2024	2,000,000	2,014,682
Washington Metropolitan Area Transit Authority Dedicated Revenue, DC:
Series A, 5.00%, 7/15/2025	2,635,000	2,692,583
Series A, 5.00%, 7/15/2027	4,500,000	4,799,495
Series A, 5.00%, 7/15/2028	2,255,000	2,456,371
		61,604,019
FLORIDA — 2.5%
Alachua County School Board, Certificate Participation, FL AGM, 5.00%, 7/1/2026 (d)	325,000	337,542
City of Jacksonville Revenue, FL Series A, 5.00%, 10/1/2028	1,000,000	1,092,624
County of Broward Half-Cent Sales Tax Revenue, FL 5.00%, 10/1/2028	1,475,000	1,605,112
County of Miami-Dade Revenue, FL Series B, 5.00%, 4/1/2024	500,000	500,000
Florida Department of Environmental Protection Revenue, FL Series A, 5.00%, 7/1/2027	1,030,000	1,095,098
JEA Water & Sewer System Revenue, FL:
Series A, 5.00%, 10/1/2028	1,130,000	1,233,666
Series A, 5.00%, 10/1/2029	1,000,000	1,114,555
Okaloosa County School Board, Certificate Participation, FL Series A, 5.00%, 10/1/2026	1,750,000	1,831,153
Orlando Utilities Commission Revenue, FL Series A, 5.00%, 10/1/2026	1,525,000	1,599,468
Palm Beach County School District, Certificate Participation, FL Series B, 5.00%, 8/1/2027	1,800,000	1,920,680
Sarasota County School Board, Certificate Participation, FL:
Series A, 5.00%, 7/1/2028	1,500,000	1,631,614
Series A, 5.00%, 7/1/2029	2,120,000	2,355,030

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
State of Florida Department of Transportation Revenue, FL 5.00%, 7/1/2027	$1,800,000	$1,923,561
State of Florida, General Obligation, FL:
Series A, 5.00%, 6/1/2024	500,000	501,040
Series A, 5.00%, 6/1/2025	7,116,000	7,260,946
Series A, 5.00%, 7/1/2027	9,000,000	9,603,364
Series A, 5.00%, 6/1/2028	19,365,000	21,107,137
Series A, 5.00%, 6/1/2029	5,000,000	5,570,205
Series B, 5.00%, 6/1/2027	12,170,000	12,962,123
Series B, 5.00%, 6/1/2028 (c)	12,980,000	14,146,258
Series C, 5.00%, 6/1/2024	2,940,000	2,946,114
Volusia County School Board, Certificate Participation, FL COPs, 5.00%, 8/1/2024	4,500,000	4,516,414
		96,853,704
GEORGIA — 2.6%
Athens-Clarke County Unified Government, General Obligation, GA 5.00%, 12/1/2026	7,395,000	7,788,300
Cherokee County Board of Education, General Obligation, GA 5.00%, 8/1/2028	8,195,000	8,959,693
City of Atlanta Airport Passenger Facility Charge Revenue, GA Series F, 5.00%, 7/1/2024	4,320,000	4,332,940
City of Atlanta Department of Aviation Revenue, GA Series A, 5.00%, 7/1/2026	5,735,000	5,983,768
City of Atlanta, General Obligation, GA Series A-1, 5.00%, 12/1/2027	1,050,000	1,130,738
City of Columbus, General Obligation, GA 5.00%, 1/1/2025	2,900,000	2,932,797
County of DeKalb Water & Sewerage Revenue, GA 5.00%, 10/1/2027	15,195,000	16,271,429
Georgia Ports Authority Revenue, GA:
5.00%, 7/1/2026	3,140,000	3,276,204
5.00%, 7/1/2027	1,035,000	1,103,939
Henry County School District, General Obligation, GA 4.00%, 8/1/2028	2,630,000	2,762,029
Metropolitan Atlanta Rapid Transit Authority Revenue, GA Series B, 5.00%, 7/1/2028	2,500,000	2,733,595
Private Colleges & Universities Authority Revenue, GA Series B, 5.00%, 9/1/2025	6,000,000	6,151,759
State of Georgia, General Obligation, GA:
Series C, 4.00%, 7/1/2027	18,000,000	18,684,173
Security Description	Principal Amount	Value
Series A, 5.00%, 7/1/2027	$5,000,000	$5,345,875
Series A-1, 5.00%, 7/1/2026	12,500,000	13,058,860
		100,516,099
HAWAII — 0.6%
City & County of Honolulu, General Obligation, HI:
Series A, 5.00%, 11/1/2026	3,950,000	4,152,224
Series D, 5.00%, 8/1/2025	4,825,000	4,941,085
Series E, 5.00%, 3/1/2026	650,000	674,163
Series E, 5.00%, 3/1/2027	2,500,000	2,644,763
Series E, 5.00%, 3/1/2028	10,125,000	10,950,065
		23,362,300
IDAHO — 0.1%
Idaho Housing & Finance Association Revenue, ID:
Series A, 5.00%, 8/15/2027	1,750,000	1,869,882
Series A, 5.00%, 8/15/2028	1,650,000	1,801,944
		3,671,826
ILLINOIS — 1.7%
Chicago Park District, General Obligation, IL Series C, 5.00%, 1/1/2028	1,300,000	1,378,310
Illinois Finance Authority Revenue, IL:
5.00%, 7/1/2025	4,995,000	5,095,963
5.00%, 1/1/2026	4,685,000	4,827,062
5.00%, 7/1/2026	2,045,000	2,131,649
5.00%, 7/1/2027	4,400,000	4,688,086
Series A, 5.00%, 10/1/2025	5,500,000	5,644,962
Illinois State Toll Highway Authority Revenue, IL:
Series A, 5.00%, 1/1/2027	5,565,000	5,857,843
Series A, 5.00%, 1/1/2028	4,490,000	4,831,366
Series A, 5.00%, 1/1/2029	1,670,000	1,833,494
Series B, 5.00%, 1/1/2026	2,040,000	2,101,507
Series B, 5.00%, 1/1/2028	1,830,000	1,968,694
Series C, 5.00%, 1/1/2026	1,985,000	2,044,849
Series C, 5.00%, 1/1/2028	3,245,000	3,492,131
Metropolitan Water Reclamation District of Greater Chicago, General Obligation, IL Series C, 5.00%, 12/1/2024	3,075,000	3,100,873
Sales Tax Securitization Corp. Revenue, IL:
Series A, 5.00%, 1/1/2027	5,000,000	5,253,038
Series A, 5.00%, 1/1/2028	6,450,000	6,893,128
Series A, 5.00%, 1/1/2029	2,795,000	3,053,632
University of Illinois Revenue, IL Series A, 5.00%, 4/1/2028	1,700,000	1,830,656
		66,027,243
INDIANA — 0.4%
Indiana Finance Authority Revenue, IN:
Series A, 5.00%, 6/1/2024	545,000	546,061

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 2/1/2026	$1,000,000	$1,033,024
Series A, 5.00%, 2/1/2027	4,200,000	4,428,766
Series E, 5.00%, 2/1/2025	6,785,000	6,887,986
Series E, 5.00%, 2/1/2027	1,925,000	2,036,298
		14,932,135
IOWA — 0.0% (a)
Iowa Finance Authority Revenue, IA Series A, 5.00%, 8/1/2027	1,750,000	1,874,031
KANSAS — 0.1%
Kansas Development Finance Authority Revenue, KS Series B, 5.00%, 5/1/2025	2,000,000	2,033,169
KENTUCKY — 0.1%
Kentucky State Property & Building Commission Revenue, KY Series A, AGM, 5.00%, 11/1/2025 (d)	2,000,000	2,052,145
Louisville/Jefferson County Metropolitan Government, General Obligation, KY Series A, 5.00%, 4/1/2027	1,610,000	1,707,968
		3,760,113
LOUISIANA — 0.6%
State of Louisiana Revenue, LA:
5.00%, 9/1/2027	6,040,000	6,460,063
5.00%, 9/1/2028	3,305,000	3,612,779
State of Louisiana, General Obligation, LA:
Series A, 5.00%, 2/1/2028	2,000,000	2,158,905
Series A, 5.00%, 4/1/2028	8,750,000	9,480,904
Series A, 5.00%, 2/1/2029	2,000,000	2,205,805
		23,918,456
MAINE — 0.2%
State of Maine, General Obligation, ME:
Series B, 5.00%, 6/1/2024	700,000	701,433
Series B, 5.00%, 6/1/2025	3,000,000	3,060,416
Series B, 5.00%, 6/1/2026	2,990,000	3,114,048
		6,875,897
MARYLAND — 3.9%
County of Montgomery, General Obligation, MD:
Series A, 5.00%, 8/1/2026	14,000,000	14,650,290
Series A, 5.00%, 8/1/2027	13,500,000	14,456,810
Series A, 5.00%, 8/1/2028	11,775,000	12,893,933
County of Prince George's, General Obligation, MD:
Series A, 5.00%, 7/15/2024	4,860,000	4,876,708
Series A, 5.00%, 7/15/2025	4,350,000	4,449,485
Series A, 5.00%, 8/1/2027	7,790,000	8,342,115
Series A, 5.00%, 7/1/2028	8,000,000	8,744,138
Security Description	Principal Amount	Value
Maryland Stadium Authority Revenue, MD Series A, 5.00%, 3/1/2027	$1,300,000	$1,371,550
Maryland State Transportation Authority Revenue, MD:
Series A, 5.00%, 7/1/2028	3,530,000	3,839,105
Series A, 5.00%, 7/1/2029	4,460,000	4,953,470
State of Maryland Department of Transportation Revenue, MD:
5.00%, 10/1/2025	12,000,000	12,316,280
5.00%, 10/1/2026	1,445,000	1,514,370
5.00%, 10/1/2027	1,865,000	1,998,403
Series 2022-A, 5.00%, 12/1/2027	2,190,000	2,355,230
Series 2022-B, 5.00%, 12/1/2027	3,700,000	3,979,156
Series A, 5.00%, 10/1/2026	7,415,000	7,770,971
Series A, 5.00%, 10/1/2028	1,175,000	1,286,734
Series B, 5.00%, 12/1/2026	15,615,000	16,424,967
State of Maryland, General Obligation, MD:
Series A, 5.00%, 8/1/2026	16,210,000	16,974,148
Series A, 5.00%, 8/1/2027	2,000,000	2,141,750
Series A, 5.00%, 6/1/2028	1,110,000	1,211,495
Series A, 5.00%, 8/1/2028	1,200,000	1,314,546
Series A, 5.00%, 6/1/2029	1,500,000	1,672,270
		149,537,924
MASSACHUSETTS — 3.3%
City of Boston, General Obligation, MA Series A, 5.00%, 11/1/2027	5,000,000	5,438,534
Commonwealth of Massachusetts, General Obligation, MA:
Series A, 5.00%, 9/1/2026	20,940,000	21,974,398
Series A, 5.00%, 3/1/2028	4,345,000	4,722,610
Series A, 5.00%, 5/1/2028	2,000,000	2,182,140
Series A, 5.00%, 3/1/2029	13,000,000	14,452,196
Series B, 5.00%, 10/1/2027	7,835,000	8,433,339
Series D, 5.00%, 11/1/2028	5,000,000	5,516,842
Series E, 5.00%, 11/1/2026	4,015,000	4,229,764
Massachusetts Bay Transportation Authority Sales Tax Revenue, MA:
4.00%, 5/1/2025	13,620,000	13,717,089
Series A-1, 5.00%, 7/1/2028	1,000,000	1,095,544
Series B-1, 5.00%, 7/1/2025	2,500,000	2,555,153
Massachusetts Clean Water Trust Revenue, MA:
5.00%, 2/1/2025	3,500,000	3,548,798
5.00%, 2/1/2026	3,530,000	3,656,149
5.00%, 2/1/2027	1,000,000	1,061,459
5.00%, 2/1/2028	3,875,000	4,212,273
5.00%, 2/1/2029	2,300,000	2,557,604

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Massachusetts Development Finance Agency Revenue, MA:
Series A, 5.00%, 10/15/2025	$7,900,000	$8,138,635
Series A, 5.00%, 10/15/2027	1,670,000	1,803,839
Series FF, 5.00%, 10/1/2027	2,145,000	2,305,096
Series FF, 5.00%, 10/1/2028	1,000,000	1,099,092
Massachusetts School Building Authority Revenue, MA Series A, 5.00%, 2/15/2049	11,300,000	11,712,239
Massachusetts State College Building Authority Revenue, MA Series A, 5.00%, 11/1/2029	1,400,000	1,574,269
Massachusetts Water Resources Authority Revenue, MA Series B, 5.00%, 8/1/2025	175,000	179,049
		126,166,111
MICHIGAN — 0.7%
Birmingham City School District, General Obligation, MI:
5.00%, 5/1/2027	1,675,000	1,768,673
5.00%, 5/1/2028	1,250,000	1,351,520
Brighton Area School District, General Obligation, MI Series A, 5.00%, 5/1/2025	2,000,000	2,034,235
Michigan State Building Authority Revenue, MI:
Series I, 5.00%, 4/15/2026	1,000,000	1,038,062
Series II, 5.00%, 10/15/2027	3,500,000	3,752,894
Series II, 5.00%, 10/15/2028	2,800,000	3,068,203
Michigan State University Revenue, MI:
Series A, 5.00%, 2/15/2028	2,400,000	2,593,005
Series A, 5.00%, 8/15/2028	3,750,000	4,090,483
State of Michigan Trunk Line Revenue, MI:
5.00%, 11/15/2028	3,500,000	3,840,436
Series A, 5.00%, 11/15/2024	1,000,000	1,008,906
University of Michigan Revenue, MI:
Series A, 5.00%, 4/1/2024	825,000	825,000
Series A, 5.00%, 4/1/2025	2,505,000	2,546,627
		27,918,044
MINNESOTA — 2.2%
City of Minneapolis, General Obligation, MN 3.00%, 12/1/2025	6,740,000	6,690,074
County of Hennepin, General Obligation, MN Series B, 5.00%, 12/15/2025	890,000	917,499
Osseo Independent School District No. 279, General Obligation, MN Series A, 5.00%, 2/1/2028	6,830,000	7,397,837
Security Description	Principal Amount	Value
State of Minnesota, General Obligation, MN:
Series E, 3.00%, 8/1/2026	$630,000	$624,353
Series A, 5.00%, 8/1/2026	520,000	543,397
Series A, 5.00%, 8/1/2027	1,845,000	1,971,926
Series A, 5.00%, 8/1/2028	12,365,000	13,512,137
Series B, 5.00%, 9/1/2026	13,500,000	14,133,662
Series B, 5.00%, 8/1/2027	6,000,000	6,412,768
Series D, 5.00%, 8/1/2027	18,110,000	19,355,872
Stillwater Independent School District No. 834, General Obligation, MN:
Series A, 5.00%, 2/1/2028	4,510,000	4,878,120
Series A, 5.00%, 2/1/2029	8,745,000	9,664,663
		86,102,308
MISSOURI — 0.9%
Jackson County School District No. R-IV Blue Springs, General Obligation, MO:
4.00%, 3/1/2028	6,635,000	6,931,289
5.00%, 3/1/2029	1,500,000	1,660,984
Liberty Public School District No. 53, General Obligation, MO 5.00%, 3/1/2028	1,735,000	1,875,043
Missouri Highway & Transportation Commission Revenue, MO:
Series A, 5.00%, 5/1/2025	10,000,000	10,178,647
Series A, 5.00%, 11/1/2026	10,465,000	11,008,763
Missouri State Board of Public Buildings Revenue, MO Series B, 5.00%, 10/1/2025	3,760,000	3,862,434
		35,517,160
NEBRASKA — 0.2%
Omaha Public Power District Revenue, NE:
Series B, 5.00%, 2/1/2026	1,500,000	1,551,704
Series B, 5.00%, 2/1/2027	3,000,000	3,168,423
Series B, 5.00%, 2/1/2028	1,600,000	1,731,966
		6,452,093
NEVADA — 0.9%
County of Clark Department of Aviation Revenue, NV:
Series A, 5.00%, 7/1/2026 (c)	3,750,000	3,904,359
Series A, 5.00%, 7/1/2028 (c)	5,000,000	5,433,646
Series A, 5.00%, 7/1/2029 (c)	5,000,000	5,535,165
County of Clark Revenue, NV Series C, 5.00%, 7/1/2025	3,000,000	3,061,746
Las Vegas Valley Water District, General Obligation, NV:
Series A, 5.00%, 6/1/2024	600,000	601,029
Series B, 5.00%, 6/1/2025	1,010,000	1,029,991
Series C, 5.00%, 6/1/2026	14,340,000	14,934,934
		34,500,870

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
NEW HAMPSHIRE — 0.1%
New Hampshire Health & Education Facilities Authority Act Revenue, NH BAM, 5.00%, 7/1/2027 (d)	$2,370,000	$2,521,794
NEW JERSEY — 1.1%
Cherry Hill Township School District, General Obligation, NJ 3.00%, 8/1/2027	7,500,000	7,462,864
Hudson County Improvement Authority Revenue, NJ:
4.00%, 10/1/2024	650,000	650,990
4.00%, 10/1/2025	535,000	540,635
New Jersey Educational Facilities Authority Revenue, NJ:
Series A, 5.00%, 3/1/2027	21,370,000	22,724,392
Series C, 5.00%, 3/1/2028 (c)	5,000,000	5,442,004
Series C, 5.00%, 3/1/2029 (c)	4,500,000	5,004,611
		41,825,496
NEW MEXICO — 0.9%
State of New Mexico Severance Tax Permanent Fund Revenue, NM Series A, 5.00%, 7/1/2027	26,935,000	28,703,202
State of New Mexico, General Obligation, NM 5.50%, 3/1/2028	5,000,000	5,522,972
		34,226,174
NEW YORK — 16.9%
Battery Park City Authority Revenue, NY:
Series B, 5.00%, 11/1/2027	8,145,000	8,804,097
Series B, 5.00%, 11/1/2028	4,000,000	4,428,057
City of New York, General Obligation, NY:
Series 1, 5.00%, 8/1/2028	2,400,000	2,614,721
Series 1, 5.00%, 9/1/2028	3,305,000	3,607,030
Series A-1, 5.00%, 8/1/2025	16,825,000	17,225,366
Series A-1, 5.00%, 8/1/2026	17,000,000	17,746,640
Series A-1, 5.00%, 9/1/2027	12,160,000	12,997,509
Series A-1, 5.00%, 8/1/2028	1,065,000	1,160,283
Series B1, 5.00%, 10/1/2025	1,065,000	1,094,172
Series B1, 5.00%, 11/1/2026	18,060,000	18,957,033
Series B-1, 5.00%, 8/1/2027	12,000,000	12,803,153
Series B-1, 5.00%, 10/1/2028	1,305,000	1,426,784
Series C, 5.00%, 3/1/2026	5,000,000	5,174,534
Series C, 5.00%, 8/1/2026	6,860,000	7,161,291
Series C, 5.00%, 8/1/2027	30,305,000	32,333,295
Series C, 5.00%, 3/1/2028	2,510,000	2,712,598
Series C, 5.00%, 3/1/2029	5,000,000	5,500,301
Series C1, 5.00%, 8/1/2026	3,065,000	3,199,615
Series C1, 5.00%, 8/1/2028	2,100,000	2,287,881
Series E, 5.00%, 8/1/2026 (c)	5,000,000	5,217,310
Series E, 5.00%, 8/1/2028 (c)	7,340,000	7,993,101
Series F-1, 5.00%, 8/1/2027	3,740,000	3,990,316
Security Description	Principal Amount	Value
Series F-1, 5.00%, 8/1/2028	$1,600,000	$1,743,148
Series J10, 5.00%, 8/1/2026	4,040,000	4,217,437
County of Westchester, General Obligation, NY:
Series A, 5.00%, 10/15/2025	8,240,000	8,473,880
Series A, 5.00%, 10/15/2026	8,655,000	9,119,469
Erie County Industrial Development Agency Revenue, NY Series A, 5.00%, 5/1/2026	1,000,000	1,039,631
Monroe County Industrial Development Corp. Revenue, NY Series A, 5.00%, 7/1/2025	1,000,000	1,021,198
New York City Municipal Water Finance Authority Revenue, NY:
Series AA-2, 5.00%, 6/15/2028	500,000	526,151
Series BB, 5.00%, 6/15/2028	9,385,000	10,240,249
Series BB, 5.00%, 6/15/2029	7,000,000	7,806,966
Series CC-2, 5.00%, 6/15/2025	8,905,000	9,093,448
Series CC-2, 5.00%, 6/15/2026	2,000,000	2,021,317
Series CC-2, 5.00%, 6/15/2027	1,750,000	1,803,440
Series DD, 5.00%, 6/15/2026	35,360,000	36,958,544
Series FF, 5.00%, 6/15/2025	750,000	765,872
New York City Transitional Finance Authority Building Aid Revenue, NY:
Series S1A, 5.00%, 7/15/2026	1,300,000	1,358,732
Series S1A, 5.00%, 7/15/2027	1,000,000	1,070,125
Series S3A, 5.00%, 7/15/2024	570,000	572,025
Series S3A, 5.00%, 7/15/2026	1,050,000	1,097,438
New York City Transitional Finance Authority Future Tax Secured Revenue, NY:
Series 1, 5.00%, 11/1/2027	3,955,000	4,251,195
Series A, 5.00%, 11/1/2026	8,325,000	8,749,086
Series A, 5.00%, 5/1/2027	4,370,000	4,645,536
Series A, 5.00%, 11/1/2027	4,550,000	4,890,755
Series A-1, 5.00%, 11/1/2025	7,725,000	7,957,731
Series A-1, 5.00%, 11/1/2026	9,075,000	9,537,292
Series A-1, 5.00%, 11/1/2027	1,245,000	1,338,240
Series A-1, 5.00%, 11/1/2028	7,335,000	8,056,605
Series B, 5.00%, 11/1/2025	1,095,000	1,127,989
Series C, 5.00%, 2/1/2028	1,140,000	1,232,299
Series C-1, 5.00%, 11/1/2027	2,895,000	3,111,810
Series D1, 5.00%, 11/1/2026	3,375,000	3,546,927
Series D-1, 5.00%, 11/1/2026	2,490,000	2,616,844
Series DS, 5.00%, 11/1/2025	1,500,000	1,545,191
Series E-1, 5.00%, 11/1/2027	8,050,000	8,652,875
Series E-1, 5.00%, 11/1/2028	2,725,000	2,993,081
Series F-1, 5.00%, 2/1/2025	1,015,000	1,029,235
Series F-1, 5.00%, 11/1/2025	9,500,000	9,786,206

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series F-1, 5.00%, 11/1/2026	$3,875,000	$4,072,398
New York City Transitional Finance Authority Revenue, NY:
Series A, 5.00%, 11/1/2025	6,295,000	6,482,232
Series B, 5.00%, 5/1/2027	2,570,000	2,732,043
Series B, 5.00%, 5/1/2028	4,000,000	4,348,120
Series D-1, 5.00%, 11/1/2028	3,820,000	4,195,805
Series D-1, 5.00%, 11/1/2029	6,000,000	6,717,073
New York State Dormitory Authority Revenue, NY:
Series A, 5.00%, 7/1/2024	650,000	651,818
Series A, 5.00%, 9/15/2025	9,000,000	9,237,837
Series A, AGM, 5.00%, 10/1/2025 (d)	1,200,000	1,233,746
Series A, 5.00%, 3/15/2026	3,520,000	3,652,802
Series A, 5.00%, 7/1/2026	2,635,000	2,757,495
Series A, 5.00%, 3/15/2027	2,210,000	2,353,178
Series A, BAM, 5.00%, 10/1/2027 (d)	3,600,000	3,861,231
Series A, 5.00%, 3/15/2028	6,000,000	6,492,335
Series A, AGM, 5.00%, 10/1/2028 (d)	13,840,000	15,174,511
Series A, 5.00%, 3/15/2029	6,000,000	6,614,522
Series A-1, 5.00%, 3/15/2028	7,725,000	8,373,946
New York State Environmental Facilities Corp. Revenue, NY:
Series A, 5.00%, 6/15/2024	1,985,000	1,989,991
Series A, 5.00%, 6/15/2025	2,590,000	2,646,968
Series A, 5.00%, 6/15/2027	3,750,000	4,003,045
Series A, 5.00%, 6/15/2028 (c)	5,000,000	5,461,889
Series B, 5.00%, 6/15/2027	6,000,000	6,404,872
Series B, 5.00%, 6/15/2028	2,455,000	2,681,787
New York State Thruway Authority Revenue, NY:
Series A, 5.00%, 3/15/2026	20,175,000	20,936,160
Series A, 5.00%, 3/15/2027	17,955,000	19,013,393
New York State Urban Development Corp. Revenue, NY:
Series A, 5.00%, 3/15/2026	5,000,000	5,188,640
Series B, 5.00%, 3/15/2029	6,205,000	6,879,923
Series E, 5.00%, 3/15/2026	15,000,000	15,565,918
Port Authority of New York & New Jersey Revenue, NY:
Series 230, 4.00%, 12/1/2027	3,750,000	3,909,927
Series 243, 5.00%, 12/1/2028	6,820,000	7,516,949
State of New York, General Obligation, NY:
Series A, 5.00%, 3/15/2028	1,500,000	1,634,232
Series B, 5.00%, 3/15/2028	1,525,000	1,661,469
Triborough Bridge & Tunnel Authority Revenue, NY:
Series B, 4.00%, 5/15/2027	27,725,000	28,684,618
Series A, 5.00%, 11/15/2027	14,500,000	15,627,509
Series A, 5.00%, 11/15/2028	9,750,000	10,742,785
Security Description	Principal Amount	Value
Series B, 5.00%, 5/15/2027	$10,000,000	$10,658,029
Series B, 5.00%, 11/15/2028	13,335,000	14,540,483
Series E, 5.00%, 11/15/2027	2,800,000	3,000,198
Series F, 5.00%, 11/1/2026	2,425,000	2,550,385
Utility Debt Securitization Authority Revenue, NY:
Series 1, 5.00%, 6/15/2028	5,000,000	5,221,678
Series 1, 5.00%, 12/15/2028	3,970,000	4,194,444
		652,099,438
NORTH CAROLINA — 1.9%
City of Charlotte Airport Revenue, NC Series A, 5.00%, 7/1/2027	2,065,000	2,203,869
City of Charlotte Water & Sewer System Revenue, NC 5.00%, 7/1/2026	2,100,000	2,193,422
City of Charlotte, Certificate Participation, NC Series B, 5.00%, 6/1/2028	1,000,000	1,089,377
City of Charlotte, General Obligation, NC Series B, 5.00%, 7/1/2028	3,300,000	3,605,569
City of Raleigh Combined Enterprise System Revenue, NC:
5.00%, 9/1/2025	1,280,000	1,311,839
5.00%, 9/1/2026	2,070,000	2,167,812
5.00%, 9/1/2027	1,300,000	1,393,477
5.00%, 9/1/2028	1,675,000	1,838,293
County of Alamance, General Obligation, NC 5.00%, 5/1/2028	5,840,000	6,348,256
County of Durham Revenue, NC:
Series A, 5.00%, 6/1/2027	525,000	558,950
Series A, 5.00%, 6/1/2028	1,255,000	1,366,135
County of Guilford, General Obligation, NC 5.00%, 3/1/2028	10,000,000	10,857,429
County of Mecklenburg, General Obligation, NC 5.00%, 9/1/2027	10,000,000	10,732,556
County of Wake Revenue, NC 5.00%, 3/1/2026	650,000	673,548
County of Wake, General Obligation, NC Series A, 5.00%, 5/1/2028	5,000,000	5,449,281
State of North Carolina Revenue, NC:
Series A, 5.00%, 5/1/2028	9,800,000	10,656,846
Series B, 5.00%, 5/1/2026	4,465,000	4,644,702
State of North Carolina, General Obligation, NC:
Series A, 5.00%, 6/1/2026	3,000,000	3,127,668
Series A, 5.00%, 6/1/2027	2,000,000	2,133,709
Series B, 5.00%, 6/1/2025	1,215,000	1,240,448
		73,593,186

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
NORTH DAKOTA — 0.0% (a)
Cass County Joint Water Resource District, General Obligation, ND Series A, 3.45%, 4/1/2027 (c)	$1,635,000	$1,634,650
OHIO — 2.3%
City of Akron Income Tax Revenue, OH 4.00%, 12/1/2025	3,285,000	3,315,425
City of Columbus, General Obligation, OH:
Series 2017-1, 5.00%, 4/1/2024	5,000,000	5,000,000
Series A, 5.00%, 4/1/2026	9,000,000	9,350,880
Series A, 5.00%, 4/1/2028	1,095,000	1,188,628
Series A, 5.00%, 8/15/2028	6,865,000	7,511,991
County of Cuyahoga Revenue, OH Series D, 5.00%, 12/1/2025	7,000,000	7,197,663
Ohio State University Revenue, OH:
Series A, 5.00%, 12/1/2025	8,500,000	8,772,129
Series A, 5.00%, 12/1/2026	2,600,000	2,731,455
Series A, 5.00%, 12/1/2028	1,000,000	1,099,426
Ohio Turnpike & Infrastructure Commission Revenue, OH Series A, 5.00%, 2/15/2027	1,000,000	1,056,842
Ohio Water Development Authority Revenue, OH:
5.00%, 6/1/2024	500,000	500,998
5.00%, 12/1/2025	670,000	690,238
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue, OH Series A, 5.00%, 6/1/2028	1,000,000	1,089,376
State of Ohio Revenue, OH:
Series 1-A, 5.00%, 12/15/2026	1,000,000	1,054,131
Series 2022-1, 5.00%, 12/15/2027	1,000,000	1,078,208
Series 2022-1, 5.00%, 12/15/2028	1,000,000	1,099,884
Series A, 5.00%, 2/1/2027	3,435,000	3,622,098
State of Ohio, General Obligation, OH:
Series A, 5.00%, 6/15/2025	2,195,000	2,241,451
Series A, 5.00%, 5/1/2026	2,125,000	2,211,397
Series A, 5.00%, 9/1/2028	4,000,000	4,381,218
Series A, 5.00%, 3/15/2029	1,365,000	1,512,803
Series A, 5.00%, 9/1/2029	3,200,000	3,581,875
Series B, 5.00%, 8/1/2025	5,000,000	5,117,003
Series B, 5.00%, 3/1/2028	1,020,000	1,105,088
Series B, 5.00%, 9/15/2028	7,055,000	7,734,039
Series Y, 5.00%, 5/1/2025	750,000	764,040
Series Y, 5.00%, 5/1/2026	1,250,000	1,300,822
Series Y, 5.00%, 5/1/2027	750,000	797,517
Security Description	Principal Amount	Value
Series Y, 5.00%, 5/1/2028	$1,000,000	$1,087,433
		88,194,058
OKLAHOMA — 0.5%
Oklahoma Capitol Improvement Authority Revenue, OK Series A, 5.00%, 7/1/2025	3,900,000	3,974,034
Oklahoma County Independent School District No. 89 Oklahoma City, General Obligation, OK Series A, 3.00%, 7/1/2027	8,500,000	8,464,087
Oklahoma State University Revenue, OK Series A, 5.00%, 9/1/2025	800,000	820,123
Oklahoma Turnpike Authority Revenue, OK Series A, 5.00%, 1/1/2026	4,250,000	4,390,596
Oklahoma Water Resources Board Revenue, OK 5.00%, 4/1/2028	2,210,000	2,391,994
Tulsa Public Facilities Authority Revenue, OK 5.00%, 6/1/2024	500,000	500,808
		20,541,642
OREGON — 1.1%
City of Portland Sewer System Revenue, OR Series A, 5.00%, 12/1/2028	14,615,000	16,061,385
Multnomah County School District No. 1 Portland, General Obligation, OR 5.00%, 6/15/2027	13,955,000	14,878,996
State of Oregon, General Obligation, OR:
Series A, 5.00%, 5/1/2027	645,000	686,453
Series A, 5.00%, 5/1/2028	1,000,000	1,088,644
Series A, 5.00%, 5/1/2024	6,000,000	6,005,843
Series A, 5.00%, 5/1/2027	2,050,000	2,181,751
		40,903,072
PENNSYLVANIA — 1.9%
Commonwealth of Pennsylvania, General Obligation, PA:
5.00%, 7/15/2025	7,000,000	7,160,091
5.00%, 10/1/2025	3,135,000	3,220,871
5.00%, 10/1/2026	2,000,000	2,097,170
5.00%, 10/1/2027	10,000,000	10,723,401
Series 1ST, 5.00%, 5/15/2025	9,245,000	9,425,167
Series 1ST, 5.00%, 5/15/2027	3,300,000	3,509,371
Series 2020, 5.00%, 5/1/2029	1,375,000	1,526,306
Series 2020-1, 5.00%, 5/1/2025	9,950,000	10,136,258
Series FIRST, 5.00%, 9/1/2027	5,000,000	5,351,689
Series FIRST, 5.00%, 9/1/2028	10,000,000	10,941,815

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Pennsylvania Turnpike Commission Revenue, PA:
Series A, 5.00%, 12/1/2027	$1,000,000	$1,074,852
Series A, 5.00%, 12/1/2028	1,100,000	1,208,571
University of Pittsburgh-of the Commonwealth System of Higher Education Revenue, PA 5.00%, 2/15/2029	6,815,000	7,502,789
		73,878,351
SOUTH CAROLINA — 0.9%
Charleston Educational Excellence Finance Corp. Revenue, SC 5.00%, 12/1/2028	4,040,000	4,430,540
County of Charleston, General Obligation, SC Series A, 5.00%, 11/1/2027	2,895,000	3,117,957
County of Richland, General Obligation, SC:
Series A, 5.00%, 3/1/2025	2,900,000	2,944,505
Series A, 5.00%, 3/1/2027	1,000,000	1,061,070
Greenville County School District Revenue, SC 5.00%, 12/1/2028	4,250,000	4,668,650
Richland County School District No. 2, General Obligation, SC Series A, 5.00%, 3/1/2027	11,480,000	12,154,645
South Carolina Transportation Infrastructure Bank Revenue, SC Series B, 5.00%, 10/1/2027	5,000,000	5,354,205
		33,731,572
TENNESSEE — 0.7%
Metropolitan Government of Nashville & Davidson County Electric Revenue, TN:
Series B, 5.00%, 5/15/2028	3,000,000	3,260,146
Series B, 5.00%, 5/15/2029	2,250,000	2,498,032
Metropolitan Government of Nashville & Davidson County, General Obligation, TN Series B, 4.00%, 1/1/2028	9,775,000	10,165,445
State of Tennessee, General Obligation, TN Series A, 5.00%, 5/1/2028	10,000,000	10,878,366
		26,801,989
TEXAS — 9.9%
Alamo Community College District, General Obligation, TX 5.00%, 2/15/2028	4,890,000	5,277,654
Alvin Independent School District, General Obligation, TX 5.00%, 2/15/2029	750,000	827,169
Arlington Independent School District, General Obligation, TX 5.00%, 2/15/2028	2,015,000	2,173,203
Security Description	Principal Amount	Value
Austin Independent School District, General Obligation, TX:
5.00%, 8/1/2024 (d)	$5,910,000	$5,936,443
5.00%, 8/1/2025 (d)	4,795,000	4,909,101
5.00%, 8/1/2026 (d)	1,250,000	1,307,198
5.00%, 8/1/2027	1,000,000	1,069,887
5.00%, 8/1/2028	1,000,000	1,089,894
5.00%, 8/1/2028 (c)	3,300,000	3,603,910
Bexar County Hospital District, General Obligation, TX 5.00%, 2/15/2027	1,080,000	1,137,427
Brazosport Independent School District, General Obligation, TX 5.00%, 2/15/2025 (d)	5,500,000	5,572,087
City of Austin Electric Utility Revenue, TX Series A, 5.00%, 11/15/2026	500,000	525,550
City of Austin, General Obligation, TX:
5.00%, 9/1/2026	9,105,000	9,537,399
5.00%, 9/1/2028	3,000,000	3,284,605
City of Dallas, General Obligation, TX Series A, 5.00%, 2/15/2028	17,565,000	18,937,394
City of Fort Worth Water & Sewer System Revenue, TX Series A, 5.00%, 2/15/2028	4,905,000	5,295,712
City of Fort Worth, General Obligation, TX 5.00%, 3/1/2028	5,130,000	5,536,169
City of Houston Combined Utility System Revenue, TX Series C, 5.00%, 11/15/2026	1,000,000	1,051,875
City of Houston, General Obligation, TX:
Series A, 5.00%, 3/1/2025	850,000	861,892
Series A, 5.00%, 3/1/2026	1,000,000	1,033,964
Series A, 5.00%, 3/1/2028	1,045,000	1,126,532
City of San Antonio Electric & Gas Systems Revenue, TX:
4.00%, 2/1/2026	1,040,000	1,055,990
5.00%, 2/1/2027	3,650,000	3,845,760
5.00%, 2/1/2028	1,500,000	1,614,089
Series A, 5.00%, 2/1/2026	1,000,000	1,033,024
Series C, 5.00%, 2/1/2029	1,390,000	1,528,406
Collin County Community College District, General Obligation, TX:
Series A, 5.00%, 8/15/2025	3,990,000	4,082,316
Series A, 5.00%, 8/15/2026	4,825,000	5,041,214
Series A, 5.00%, 8/15/2028	3,355,000	3,650,968
Comal Independent School District, General Obligation, TX 5.00%, 2/1/2026 (d)	4,000,000	4,137,155

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Conroe Independent School District, General Obligation, TX:
Series A, 5.00%, 2/15/2026 (d)	$2,400,000	$2,482,747
Series A, 5.00%, 2/15/2028 (d)	1,155,000	1,247,443
County of Collin, General Obligation, TX 5.00%, 2/15/2028	1,450,000	1,566,607
County of Harris Toll Road Revenue, TX:
5.00%, 8/15/2028	2,405,000	2,625,434
Series A, 5.00%, 8/15/2027	2,225,000	2,376,682
Series A, 5.00%, 8/15/2028	2,100,000	2,292,479
County of Harris, General Obligation, TX:
Series A, 5.00%, 10/1/2025	10,000,000	10,254,712
Series A, 5.00%, 10/1/2026	2,390,000	2,501,213
County of Williamson, General Obligation, TX:
4.00%, 2/15/2026	4,250,000	4,321,483
5.00%, 2/15/2025	530,000	537,174
5.00%, 2/15/2029 (c)	21,295,000	23,402,225
Cypress-Fairbanks Independent School District, General Obligation, TX:
Series A, 5.00%, 2/15/2028 (d)	2,805,000	3,041,300
Series A, 5.00%, 2/15/2028	6,000,000	6,505,454
Dallas College, General Obligation, TX:
5.00%, 2/15/2027	3,020,000	3,189,102
5.00%, 2/15/2028	2,500,000	2,697,234
Dallas Independent School District, General Obligation, TX:
Series A, 4.00%, 2/15/2026 (d)	14,660,000	14,898,555
5.00%, 2/15/2028	2,075,000	2,241,869
5.00%, 2/15/2029	1,700,000	1,876,549
Series B, 5.00%, 2/15/2025 (d)	11,945,000	12,111,831
Del Valle Independent School District, General Obligation, TX 5.00%, 6/15/2027 (d)	2,500,000	2,663,161
Denton Independent School District, General Obligation, TX 5.00%, 8/15/2027	2,250,000	2,402,640
Dripping Springs Independent School District, General Obligation, TX:
5.00%, 2/15/2028	1,250,000	1,350,047
5.00%, 2/15/2029	1,250,000	1,377,416
Security Description	Principal Amount	Value
Fort Bend Independent School District, General Obligation, TX:
Series B, 0.72%, 8/1/2051 (b) (d)	$2,525,000	$2,320,121
5.00%, 8/15/2025 (d)	3,990,000	4,081,777
Series A, 5.00%, 8/15/2027 (d)	2,100,000	2,242,464
Fort Worth Independent School District, General Obligation, TX 5.00%, 2/15/2029	1,400,000	1,544,049
Frisco Independent School District, General Obligation, TX 3.00%, 2/15/2026 (d)	6,100,000	6,065,012
Garland Independent School District, General Obligation, TX:
Series A, 5.00%, 2/15/2028	2,100,000	2,268,078
Series A, 5.00%, 2/15/2029	3,000,000	3,305,798
Harris County Flood Control District Revenue, TX Series A, 5.00%, 10/1/2024	3,500,000	3,523,454
Hays Consolidated Independent School District, General Obligation, TX:
Series A, 3.00%, 2/15/2026 (d)	1,055,000	1,047,540
5.00%, 2/15/2028	1,000,000	1,079,656
Hurst-Euless-Bedford Independent School District, General Obligation, TX 5.00%, 8/15/2029	2,550,000	2,836,703
Irving Independent School District, General Obligation, TX 5.00%, 2/15/2027	1,615,000	1,707,714
Katy Independent School District, General Obligation, TX:
Series B, 5.00%, 2/15/2025 (d)	4,260,000	4,321,331
Series B, 5.00%, 2/15/2026 (d)	1,415,000	1,463,004
Lewisville Independent School District, General Obligation, TX 5.00%, 8/15/2029	5,000,000	5,578,036
North Texas Tollway Authority Revenue, TX:
Series A, 5.00%, 1/1/2027	4,460,000	4,691,730
Series A, 5.00%, 1/1/2028	955,000	1,025,433
Series A, 5.00%, 1/1/2029	1,225,000	1,342,912
Permanent University Fund - Texas A&M University System Revenue, TX:
5.00%, 7/1/2027	9,085,000	9,684,311
5.00%, 7/1/2028	7,540,000	8,222,347
Permanent University Fund-University of Texas System Revenue, TX:
Series A, 5.00%, 7/1/2028 (c)	3,500,000	3,816,739

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 7/1/2029 (c)	$2,500,000	$2,784,373
Pflugerville Independent School District, General Obligation, TX Series A, 5.00%, 2/15/2026	3,000,000	3,103,434
Plano Independent School District, General Obligation, TX 5.00%, 2/15/2028	2,350,000	2,540,778
Port Authority of Houston of Harris County Texas Revenue, TX 5.00%, 10/1/2028	2,350,000	2,556,858
Port Authority of Houston of Harris County Texas, General Obligation, TX:
Series A-2, 5.00%, 10/1/2025	2,000,000	2,053,009
Series A-2, 5.00%, 10/1/2026	2,900,000	3,039,933
Series A-2, 5.00%, 10/1/2027	3,155,000	3,376,331
Round Rock Independent School District, General Obligation, TX:
Series A, 5.00%, 8/1/2024 (d)	8,505,000	8,542,209
Series A, 5.00%, 8/1/2025 (d)	3,480,000	3,561,436
Series A, 5.00%, 8/1/2028 (d)	1,015,000	1,106,242
San Antonio Water System Revenue, TX Series A, 2.63%, 5/1/2049 (b)	28,750,000	28,699,777
Spring Branch Independent School District, General Obligation, TX 5.00%, 2/1/2027 (d)	1,725,000	1,821,843
Tarrant County College District, General Obligation, TX 5.00%, 8/15/2027	3,250,000	3,478,039
Texas A&M University Revenue, TX:
5.00%, 5/15/2027	2,020,000	2,147,943
5.00%, 5/15/2028	1,540,000	1,675,421
Texas Public Finance Authority Revenue, TX Series A, 5.00%, 2/1/2026	1,605,000	1,655,111
Texas State University System Revenue, TX:
Series A, 5.00%, 3/15/2026	1,005,000	1,039,821
Series A, 5.00%, 3/15/2028	1,500,000	1,620,165
Texas Tech University System Revenue, TX Series A, 5.00%, 2/15/2029	1,500,000	1,654,338
Texas Water Development Board Revenue, TX:
5.00%, 8/1/2024	7,570,000	7,602,868
5.00%, 8/1/2025	1,870,000	1,913,514
5.00%, 8/1/2026	3,000,000	3,135,896
5.00%, 8/1/2027	1,050,000	1,120,965
Series A, 5.00%, 4/15/2026	2,000,000	2,077,730
Security Description	Principal Amount	Value
University of Houston Revenue, TX Series A, 5.00%, 2/15/2028	$2,870,000	$3,101,897
		381,625,484
UTAH — 0.9%
Intermountain Power Agency Revenue, UT:
Series A, 5.00%, 7/1/2027	6,095,000	6,500,975
Series A, 5.00%, 7/1/2028	3,750,000	4,084,647
Nebo School District, General Obligation, UT 5.00%, 7/1/2027	12,000,000	12,806,987
State of Utah, General Obligation, UT:
5.00%, 7/1/2026	2,000,000	2,088,973
Series B, 5.00%, 7/1/2025	8,315,000	8,498,440
		33,980,022
VIRGINIA — 2.8%
Commonwealth of Virginia, General Obligation, VA Series B, 5.00%, 6/1/2027	10,000,000	10,668,547
County of Fairfax, General Obligation, VA:
Series A, 4.00%, 10/1/2025	6,045,000	6,124,587
Series A, 4.00%, 10/1/2026	8,090,000	8,302,775
Series A, 4.00%, 10/1/2028	12,765,000	13,469,863
County of Loudoun, General Obligation, VA:
Series A, 5.00%, 12/1/2026	9,295,000	9,789,351
Series A, 5.00%, 12/1/2027	9,295,000	10,023,188
Hampton Roads Transportation Accountability Commission Revenue, VA Series A, 5.00%, 7/1/2027	5,265,000	5,600,531
Virginia College Building Authority Revenue, VA Series A, 5.00%, 2/1/2027	13,025,000	13,796,287
Virginia Commonwealth Transportation Board Revenue, VA:
5.00%, 5/15/2026	5,000,000	5,205,632
5.00%, 5/15/2028	10,000,000	10,887,499
Virginia Public Building Authority Revenue, VA:
Series A, 5.00%, 8/1/2025	500,000	511,569
Series A, 5.00%, 8/1/2027	11,880,000	12,682,919
		107,062,748
WASHINGTON — 4.8%
Central Puget Sound Regional Transit Authority Revenue, WA Series S-1, 5.00%, 11/1/2027	1,600,000	1,720,392
Chelan County Public Utility District No. 1 Revenue, WA Series A, 5.00%, 7/1/2025	2,390,000	2,442,727

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
City of Seattle Drainage & Wastewater Revenue, WA:
5.00%, 9/1/2026	$9,295,000	$9,734,209
5.00%, 9/1/2027	12,615,000	13,492,333
County of King, General Obligation, WA:
Series A, 4.00%, 1/1/2026	5,250,000	5,334,148
Series A, 4.00%, 1/1/2027	7,000,000	7,199,174
Energy Northwest Revenue, WA Series A, 5.00%, 7/1/2026	4,000,000	4,176,171
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project Revenue, WA Series A, 5.00%, 1/1/2028	1,000,000	1,075,593
King County School District No. 412 Shoreline, General Obligation, WA Series A, 4.00%, 12/1/2026	3,645,000	3,745,159
Pierce County School District No. 10 Tacoma, General Obligation, WA Series B, 5.00%, 12/1/2025	4,005,000	4,130,584
Port of Seattle Revenue, WA Series A, 5.00%, 8/1/2027	2,500,000	2,652,610
Snohomish County School District No. 6 Mukilteo, General Obligation, WA 5.00%, 12/1/2026	10,685,000	11,225,229
State of Washington, General Obligation, WA:
Series R, 4.00%, 7/1/2026	3,500,000	3,572,499
Series R, 4.00%, 7/1/2027	1,375,000	1,422,932
Series A, 5.00%, 1/1/2025	9,960,000	10,077,063
Series A, 5.00%, 8/1/2025	13,275,000	13,573,438
Series A, 5.00%, 8/1/2028	3,555,000	3,879,124
Series B, 5.00%, 2/1/2025	8,270,000	8,381,219
Series B, 5.00%, 2/1/2026	13,930,000	14,405,124
Series B, 5.00%, 2/1/2027	5,000,000	5,279,310
Series B, 5.00%, 2/1/2028	5,200,000	5,613,152
Series C, 5.00%, 2/1/2025	3,000,000	3,040,346
Series C, 5.00%, 2/1/2028	9,000,000	9,715,070
Series R, 5.00%, 6/1/2028	9,755,000	10,606,815
Series R, 5.00%, 8/1/2028 (c)	14,500,000	15,822,024
University of Washington Revenue, WA:
Series A, 5.00%, 4/1/2028	3,000,000	3,257,699
Series A, 5.00%, 4/1/2029	7,275,000	8,067,059
		183,641,203
WEST VIRGINIA — 0.1%
State of West Virginia, General Obligation, WV Series A, 5.00%, 12/1/2024	5,430,000	5,485,679
Security Description	Principal Amount	Value
WISCONSIN — 1.3%
County of Dane, General Obligation, WI Series A, 4.00%, 6/1/2027	$8,325,000	$8,601,646
State of Wisconsin, General Obligation, WI:
Series 1, 5.00%, 5/1/2027	12,000,000	12,740,070
Series 1, 5.00%, 5/1/2028	1,095,000	1,187,006
Series 2021-2, 5.00%, 5/1/2026	2,250,000	2,337,534
Series A, 5.00%, 5/1/2025	650,000	662,168
Series B, 5.00%, 5/1/2026	5,900,000	6,129,535
Series B, 5.00%, 5/1/2027	6,070,000	6,444,352
Series B, 5.00%, 5/1/2028	5,565,000	6,032,592
Wisconsin Department of Transportation Revenue, WI Series 1, 5.00%, 7/1/2028	4,485,000	4,897,525
		49,032,428
TOTAL MUNICIPAL BONDS & NOTES (Cost $3,944,245,312)		3,875,322,532
	Shares
SHORT-TERM INVESTMENT — 2.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.30% (e) (f) (Cost $101,095,667)	101,095,667	101,095,667
TOTAL INVESTMENTS — 103.1% (Cost $4,045,340,979)		3,976,418,199
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.1)%		(120,049,177)
NET ASSETS — 100.0%		$3,856,369,022
(a)	Amount is less than 0.05% of net assets.
(b)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	When-issued security.
(d)	Bond is insured by the following:
% of Net Assets
Permanent School Fund Guaranteed	2.5%
Assured Guaranty Municipal Corp.	0.5%
Build America Assurance Company	0.1%
Build America Mutual Assurance Company	0.1%

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2024.
VRN	Variable Rate Note
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$3,875,322,532	$—	$3,875,322,532
Short-Term Investment	101,095,667	—	—	101,095,667
TOTAL INVESTMENTS	$101,095,667	$3,875,322,532	$—	$3,976,418,199

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,764,422	$1,764,422	$714,419,489	$615,088,244	$—	$—	101,095,667	$101,095,667	$877,383
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 25.9%
ADVERTISING — 0.0% (a)
Interpublic Group of Cos., Inc.:
2.40%, 3/1/2031 (b)	$150,000	$125,749
4.65%, 10/1/2028 (b)	190,000	186,755
4.75%, 3/30/2030	100,000	98,049
5.38%, 6/15/2033	280,000	279,384
Omnicom Group, Inc.:
2.45%, 4/30/2030	336,000	288,607
4.20%, 6/1/2030 (b)	275,000	261,951
Omnicom Group, Inc./Omnicom Capital, Inc. 3.60%, 4/15/2026	472,000	458,539
		1,699,034
AEROSPACE & DEFENSE — 0.5%
Boeing Co.:
2.20%, 2/4/2026	1,251,000	1,171,474
2.25%, 6/15/2026	240,000	222,893
2.70%, 2/1/2027	683,000	629,180
2.75%, 2/1/2026	536,000	508,305
2.95%, 2/1/2030	1,070,000	923,827
3.10%, 5/1/2026	38,000	36,085
3.20%, 3/1/2029	134,000	119,789
3.25%, 2/1/2028	429,000	394,869
3.55%, 3/1/2038	228,000	171,935
3.60%, 5/1/2034	425,000	352,482
3.63%, 2/1/2031	537,000	472,839
3.63%, 3/1/2048	650,000	443,573
3.65%, 3/1/2047	100,000	70,029
3.75%, 2/1/2050	202,000	140,535
3.85%, 11/1/2048	135,000	95,040
3.95%, 8/1/2059	200,000	136,884
4.88%, 5/1/2025	1,382,000	1,366,674
5.04%, 5/1/2027	505,000	495,365
5.15%, 5/1/2030	1,515,000	1,466,141
5.71%, 5/1/2040	477,000	456,575
5.81%, 5/1/2050	1,073,000	1,014,833
5.88%, 2/15/2040	300,000	288,258
5.93%, 5/1/2060	1,374,000	1,286,943
General Dynamics Corp.:
3.25%, 4/1/2025	649,000	636,487
3.50%, 5/15/2025	600,000	589,566
3.63%, 4/1/2030	246,000	231,400
3.75%, 5/15/2028 (b)	357,000	346,015
4.25%, 4/1/2040	560,000	506,906
4.25%, 4/1/2050	350,000	305,606
Hexcel Corp. 4.20%, 2/15/2027	228,000	217,464
Howmet Aerospace, Inc. 5.90%, 2/1/2027	234,000	237,444
L3Harris Technologies, Inc.:
1.80%, 1/15/2031	611,500	496,012
2.90%, 12/15/2029	620,000	552,488
3.85%, 12/15/2026	404,000	390,894
Security Description	Principal Amount	Value
4.40%, 6/15/2028	$479,000	$466,751
5.35%, 6/1/2034 (b)	750,000	749,318
5.40%, 7/31/2033	500,000	503,370
6.15%, 12/15/2040	168,000	177,988
Lockheed Martin Corp.:
2.80%, 6/15/2050	303,000	200,804
3.55%, 1/15/2026	202,000	197,186
3.80%, 3/1/2045	302,500	247,944
4.07%, 12/15/2042 (b)	358,000	310,024
4.09%, 9/15/2052	160,000	134,277
4.15%, 6/15/2053	519,000	437,584
4.45%, 5/15/2028	180,000	178,342
4.50%, 5/15/2036	300,000	285,141
4.70%, 5/15/2046 (b)	825,000	769,098
4.75%, 2/15/2034	500,000	493,460
4.80%, 8/15/2034	340,000	336,297
4.95%, 10/15/2025	220,000	219,879
5.10%, 11/15/2027	125,000	126,541
5.20%, 2/15/2055	225,000	224,386
5.25%, 1/15/2033	275,000	282,585
5.70%, 11/15/2054 (b)	305,000	325,023
5.90%, 11/15/2063 (b)	405,000	443,722
Series B, 6.15%, 9/1/2036	400,000	437,168
Northrop Grumman Corp.:
3.20%, 2/1/2027	257,000	245,767
3.25%, 1/15/2028 (b)	803,000	758,787
3.85%, 4/15/2045	286,000	231,157
4.03%, 10/15/2047	379,000	309,829
4.40%, 5/1/2030 (b)	505,000	491,466
4.75%, 6/1/2043	604,000	556,574
4.90%, 6/1/2034	500,000	491,255
4.95%, 3/15/2053	288,000	270,133
5.20%, 6/1/2054 (b)	500,000	486,825
5.25%, 5/1/2050	645,000	631,345
RTX Corp.:
1.90%, 9/1/2031 (b)	452,000	364,258
2.25%, 7/1/2030	885,000	756,073
2.38%, 3/15/2032	1,011,000	833,822
2.82%, 9/1/2051	461,000	293,072
3.03%, 3/15/2052	560,000	370,798
3.13%, 5/4/2027 (b)	408,000	386,454
3.13%, 7/1/2050	183,000	125,024
3.50%, 3/15/2027	447,000	429,504
3.75%, 11/1/2046	316,000	244,913
3.95%, 8/16/2025	528,000	519,346
4.13%, 11/16/2028 (b)	939,000	908,839
4.15%, 5/15/2045	360,000	298,717
4.35%, 4/15/2047	334,000	284,318
4.45%, 11/16/2038	718,000	646,818
4.50%, 6/1/2042	500,000	446,485
4.63%, 11/16/2048	414,000	367,686
4.80%, 12/15/2043	720,000	655,978
5.15%, 2/27/2033 (b)	255,000	255,609
5.38%, 2/27/2053 (b)	175,000	172,226
5.40%, 5/1/2035 (b)	340,000	346,103

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.75%, 11/8/2026	$160,000	$162,528
6.10%, 3/15/2034 (b)	345,000	368,978
6.40%, 3/15/2054	370,000	419,032
7.50%, 9/15/2029	125,000	139,271
		38,590,688
AGRICULTURE — 0.3%
Altria Group, Inc.:
2.45%, 2/4/2032	679,000	551,416
3.40%, 5/6/2030	278,000	252,708
3.40%, 2/4/2041	395,000	290,021
3.70%, 2/4/2051	420,000	293,681
3.88%, 9/16/2046	529,000	395,666
4.00%, 2/4/2061 (b)	150,000	109,911
4.25%, 8/9/2042	442,000	362,400
4.40%, 2/14/2026	312,000	307,373
4.45%, 5/6/2050	376,000	299,450
4.50%, 5/2/2043	431,000	362,557
4.80%, 2/14/2029	665,000	658,317
5.38%, 1/31/2044 (b)	404,000	398,203
5.80%, 2/14/2039 (b)	173,000	175,474
5.95%, 2/14/2049 (b)	730,000	742,717
6.20%, 11/1/2028	500,000	521,120
Archer-Daniels-Midland Co.:
2.50%, 8/11/2026 (b)	594,000	561,704
2.70%, 9/15/2051	532,000	339,283
2.90%, 3/1/2032	227,000	195,792
3.75%, 9/15/2047	320,000	247,834
4.02%, 4/16/2043	100,000	82,330
4.50%, 8/15/2033	130,000	125,732
5.38%, 9/15/2035	200,000	204,788
5.94%, 10/1/2032	175,000	186,361
BAT Capital Corp.:
2.26%, 3/25/2028	154,000	137,237
2.73%, 3/25/2031	395,000	332,464
3.22%, 9/6/2026	257,000	244,656
3.46%, 9/6/2029	440,000	401,500
3.56%, 8/15/2027	1,003,000	949,309
3.73%, 9/25/2040	250,000	185,723
3.98%, 9/25/2050	364,000	256,223
4.39%, 8/15/2037	907,000	762,288
4.54%, 8/15/2047	774,000	596,483
4.70%, 4/2/2027 (b)	125,000	122,985
4.76%, 9/6/2049	462,000	368,260
4.91%, 4/2/2030	280,000	273,952
5.28%, 4/2/2050	140,000	120,082
5.65%, 3/16/2052	100,000	90,373
6.34%, 8/2/2030	370,000	385,621
6.42%, 8/2/2033 (b)	570,000	596,077
7.08%, 8/2/2053 (b)	645,000	696,316
BAT International Finance PLC:
1.67%, 3/25/2026	210,000	195,560
4.45%, 3/16/2028	150,000	145,701
Bunge Ltd. Finance Corp.:
1.63%, 8/17/2025	190,000	180,086
2.75%, 5/14/2031 (b)	818,000	704,020
Security Description	Principal Amount	Value
3.25%, 8/15/2026	$222,000	$212,234
3.75%, 9/25/2027	149,000	143,025
Philip Morris International, Inc.:
0.88%, 5/1/2026	266,000	244,252
1.75%, 11/1/2030	225,000	183,584
2.10%, 5/1/2030 (b)	250,000	212,375
2.75%, 2/25/2026	152,000	145,694
3.13%, 3/2/2028	113,300	105,775
3.38%, 8/11/2025	574,000	560,580
3.38%, 8/15/2029 (b)	100,000	92,760
4.13%, 3/4/2043	255,000	211,013
4.25%, 11/10/2044	285,000	238,870
4.38%, 11/15/2041	145,000	125,293
4.50%, 3/20/2042	300,000	262,230
4.88%, 2/13/2026	399,000	397,723
4.88%, 2/13/2029	750,000	745,882
4.88%, 11/15/2043	975,000	893,217
5.13%, 11/17/2027 (b)	360,000	361,840
5.25%, 9/7/2028	700,000	708,267
5.25%, 2/13/2034	750,000	743,017
5.38%, 2/15/2033	1,055,000	1,062,501
5.63%, 11/17/2029 (b)	329,000	338,880
5.63%, 9/7/2033	461,000	471,718
5.75%, 11/17/2032	626,000	646,326
6.38%, 5/16/2038	250,000	273,610
Reynolds American, Inc.:
4.45%, 6/12/2025	731,000	721,343
5.70%, 8/15/2035	225,000	219,902
5.85%, 8/15/2045	1,165,000	1,083,555
		26,815,220
AIRLINES — 0.1%
American Airlines Pass-Through Trust:
Series 2021-1, Class A, 2.88%, 1/11/2036	252,880	215,115
Series 2019-1, Class AA, 3.15%, 8/15/2033	21,299	18,934
Series 2016-2, Class AA, 3.20%, 12/15/2029	255,636	234,633
Series 2017-2, Class AA, 3.35%, 4/15/2031	158,024	145,491
Series 2016-1, Class AA, 3.58%, 7/15/2029	50,067	46,901
Series 2017-1, Class AA, 3.65%, 8/15/2030	66,250	62,188
Series 2014-1, Class A, 3.70%, 4/1/2028	105,629	100,920
JetBlue Pass-Through Trust Series 2019-1, Class AA, 2.75%, 11/15/2033	204,277	174,955
Southwest Airlines Co.:
3.00%, 11/15/2026	180,000	169,846
5.13%, 6/15/2027 (b)	613,000	612,001
5.25%, 5/4/2025	425,000	423,326

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Spirit Airlines Pass-Through Trust Series 2015-1A, Class A, 4.10%, 10/1/2029	$204,454	$186,670
United Airlines Pass-Through Trust:
Series 2019-2, Class AA, 2.70%, 11/1/2033	140,023	120,038
Series 2016-2, Class AA, 2.88%, 4/7/2030	244,187	220,462
Series 2016-1, Class AA, 3.10%, 1/7/2030	105,780	96,881
Series 2018-1, Class AA, 3.50%, 9/1/2031	300,806	275,307
Series 2014-2, Class A, 3.75%, 3/3/2028	105,235	101,084
Series 2014-1, Class A, 4.00%, 10/11/2027	139,650	134,907
Series 2019-1, Class AA, 4.15%, 2/25/2033	54,347	50,647
Series 2013-1, Class A, 4.30%, 2/15/2027	144,760	141,638
Series 2020-1, Class B, 4.88%, 7/15/2027	120,652	118,508
Series 2023-1, Class A, 5.80%, 7/15/2037	420,000	426,048
Series 2020-1, Class A, 5.88%, 4/15/2029	264,146	263,644
		4,340,144
APPAREL — 0.1%
NIKE, Inc.:
2.38%, 11/1/2026	745,000	701,947
2.85%, 3/27/2030	561,000	507,037
3.25%, 3/27/2040	289,000	232,376
3.38%, 3/27/2050	441,000	333,405
3.63%, 5/1/2043	411,000	338,413
3.88%, 11/1/2045	468,000	390,920
PVH Corp. 4.63%, 7/10/2025	183,000	180,625
Ralph Lauren Corp.:
2.95%, 6/15/2030 (b)	100,000	89,662
3.75%, 9/15/2025	236,000	230,905
Tapestry, Inc.:
3.05%, 3/15/2032	235,000	192,665
4.13%, 7/15/2027	156,000	148,805
7.00%, 11/27/2026	225,000	231,856
7.35%, 11/27/2028	435,000	458,433
7.85%, 11/27/2033 (b)	693,000	752,356
VF Corp.:
2.40%, 4/23/2025	356,000	342,771
2.80%, 4/23/2027 (b)	200,000	181,936
2.95%, 4/23/2030 (b)	450,000	371,952
		5,686,064
Security Description	Principal Amount	Value
AUTO MANUFACTURERS — 0.6%
American Honda Finance Corp.:
Series MTN, 1.20%, 7/8/2025	$625,000	$593,944
Series MTN, 1.30%, 9/9/2026	108,000	98,941
Series MTN, 1.80%, 1/13/2031 (b)	270,000	223,498
Series MTN, 2.25%, 1/12/2029	200,000	178,688
Series MTN, 2.35%, 1/8/2027	294,000	274,969
Series GMTN, 3.50%, 2/15/2028	109,000	103,658
4.60%, 4/17/2030 (b)	770,000	757,880
Series A, 4.60%, 4/17/2025	280,000	278,006
4.70%, 1/12/2028	295,000	294,050
4.75%, 1/12/2026	223,000	221,604
Series GMTN, 4.90%, 1/10/2034 (b)	320,000	314,950
Series GMTN, 5.13%, 7/7/2028	430,000	435,521
5.65%, 11/15/2028 (b)	500,000	515,570
Series GMTN, 5.85%, 10/4/2030	355,000	371,412
Cummins, Inc.:
1.50%, 9/1/2030	195,000	159,565
2.60%, 9/1/2050	421,000	265,870
5.15%, 2/20/2034 (b)	185,000	186,617
Ford Motor Co.:
3.25%, 2/12/2032	200,000	166,470
4.75%, 1/15/2043	246,000	203,794
6.10%, 8/19/2032 (b)	1,592,000	1,612,155
Ford Motor Credit Co. LLC:
2.70%, 8/10/2026	200,000	186,514
3.38%, 11/13/2025	225,000	216,524
4.00%, 11/13/2030	300,000	268,062
Series GMTN, 4.39%, 1/8/2026	200,000	195,094
4.95%, 5/28/2027	500,000	487,950
5.80%, 3/8/2029	750,000	752,768
6.05%, 3/5/2031	800,000	806,040
6.13%, 3/8/2034	750,000	753,862
6.80%, 11/7/2028	320,000	333,834
6.95%, 6/10/2026	3,820,000	3,902,397
7.12%, 11/7/2033	480,000	516,302
7.20%, 6/10/2030 (b)	2,550,000	2,705,575
7.35%, 11/4/2027	200,000	209,808
General Motors Co.:
4.20%, 10/1/2027	337,000	326,550
5.00%, 10/1/2028 (b)	382,400	380,859
5.00%, 4/1/2035	175,000	165,986
5.20%, 4/1/2045	485,000	436,122
5.40%, 10/15/2029	350,000	350,959
5.40%, 4/1/2048 (b)	438,000	401,418

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.60%, 10/15/2032 (b)	$469,000	$474,525
5.95%, 4/1/2049 (b)	1,139,000	1,121,437
6.13%, 10/1/2025	721,000	727,251
6.25%, 10/2/2043	517,000	528,431
6.60%, 4/1/2036	441,000	468,809
6.80%, 10/1/2027	541,000	566,784
General Motors Financial Co., Inc.:
1.25%, 1/8/2026	444,000	413,364
1.50%, 6/10/2026	212,000	195,089
2.35%, 2/26/2027	327,000	301,841
2.35%, 1/8/2031 (b)	134,000	110,772
2.40%, 4/10/2028	195,000	175,289
2.70%, 8/20/2027	145,000	133,644
2.70%, 6/10/2031 (b)	312,000	260,080
2.75%, 6/20/2025	287,000	277,434
3.10%, 1/12/2032 (b)	238,000	201,436
3.60%, 6/21/2030 (b)	531,000	479,451
4.00%, 10/6/2026	187,000	181,222
4.30%, 7/13/2025	631,000	621,220
4.35%, 4/9/2025	391,000	386,187
4.35%, 1/17/2027	420,000	410,197
5.00%, 4/9/2027 (b)	318,000	315,755
5.25%, 3/1/2026	417,000	415,945
5.40%, 4/6/2026	300,000	300,249
5.40%, 5/8/2027	485,000	486,450
5.75%, 2/8/2031	320,000	323,414
5.80%, 1/7/2029	570,000	580,442
5.85%, 4/6/2030 (b)	295,000	300,502
6.00%, 1/9/2028	230,000	235,886
6.05%, 10/10/2025	250,000	251,905
6.10%, 1/7/2034	500,000	513,585
6.40%, 1/9/2033	200,000	209,764
Honda Motor Co. Ltd. 2.53%, 3/10/2027	250,000	234,495
Mercedes-Benz Finance North America LLC 8.50%, 1/18/2031	418,000	508,986
PACCAR Financial Corp.:
4.60%, 1/10/2028	360,000	358,844
Series MTN, 4.60%, 1/31/2029	250,000	248,573
Series MTN, 4.95%, 8/10/2028	540,000	545,141
Series MTN, 5.00%, 3/22/2034	500,000	502,365
Toyota Motor Corp.:
1.34%, 3/25/2026 (b)	364,000	339,517
5.12%, 7/13/2028 (b)	750,000	765,000
5.12%, 7/13/2033 (b)	601,000	633,694
Toyota Motor Credit Corp.:
Series MTN, 0.80%, 10/16/2025	360,000	337,550
Series MTN, 0.80%, 1/9/2026 (b)	172,000	160,041
Security Description	Principal Amount	Value
Series MTN, 1.13%, 6/18/2026	$275,000	$253,217
1.90%, 9/12/2031	400,000	327,836
Series MTN, 1.90%, 4/6/2028	278,000	249,730
Series MTN, 3.00%, 4/1/2025	370,000	362,363
Series MTN, 3.05%, 3/22/2027	530,000	504,216
Series MTN, 3.38%, 4/1/2030	280,000	258,686
3.65%, 1/8/2029 (b)	298,000	283,970
Series MTN, 3.65%, 8/18/2025	415,000	407,119
3.95%, 6/30/2025	287,000	282,962
4.45%, 5/18/2026	525,000	520,002
Series MTN, 4.55%, 9/20/2027	349,000	345,657
4.63%, 1/12/2028 (b)	360,000	358,805
Series MTN, 4.65%, 1/5/2029 (b)	500,000	497,010
4.70%, 1/12/2033	175,000	173,577
Series B, 5.00%, 3/19/2027	195,000	195,616
5.10%, 3/21/2031 (b)	430,000	433,513
Series MTN, 5.25%, 9/11/2028	500,000	508,835
5.40%, 11/10/2025 (b)	215,000	216,146
5.45%, 11/10/2027	501,000	510,895
		43,946,507
AUTO PARTS & EQUIPMENT — 0.0% (a)
Aptiv PLC 3.10%, 12/1/2051	390,000	245,263
Aptiv PLC/Aptiv Corp.:
3.25%, 3/1/2032	625,000	543,456
4.15%, 5/1/2052 (b)	416,000	318,448
BorgWarner, Inc. 2.65%, 7/1/2027	257,000	238,023
Lear Corp.:
3.50%, 5/30/2030	183,000	164,931
3.80%, 9/15/2027 (b)	297,000	284,568
4.25%, 5/15/2029	381,000	364,213
5.25%, 5/15/2049	210,000	191,503
Magna International, Inc.:
5.05%, 3/14/2029	415,000	414,855
5.50%, 3/21/2033 (b)	475,000	488,571
		3,253,831
BANKS — 5.7%
Australia & New Zealand Banking Group Ltd.:
4.75%, 1/18/2027	430,000	429,536
5.00%, 3/18/2026	355,000	354,783
5.38%, 7/3/2025	270,000	270,737
Series 3A2, 5.67%, 10/3/2025 (b)	936,000	943,975

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Banco Bilbao Vizcaya Argentaria SA:
1.13%, 9/18/2025	$200,000	$187,900
5.38%, 3/13/2029	500,000	504,705
1 yr. CMT + 2.30%, 5.86%, 9/14/2026 (c)	163,000	163,274
1 yr. CMT + 2.70%, 6.14%, 9/14/2028 (b) (c)	325,000	332,085
1 yr. CMT + 3.30%, 7.88%, 11/15/2034 (c)	750,000	821,325
Banco Santander SA:
1 yr. CMT + 0.90%, 1.72%, 9/14/2027 (c)	400,000	364,892
1.85%, 3/25/2026	335,000	312,987
2.75%, 5/28/2025	472,000	456,245
2.75%, 12/3/2030	400,000	330,320
2.96%, 3/25/2031 (b)	345,000	297,373
1 yr. CMT + 1.60%, 3.23%, 11/22/2032 (c)	205,000	170,023
3.31%, 6/27/2029	293,500	269,239
3.49%, 5/28/2030 (b)	745,000	675,141
3.80%, 2/23/2028	375,000	355,009
1 yr. CMT + 2.00%, 4.18%, 3/24/2028 (c)	395,000	380,891
4.25%, 4/11/2027	200,000	193,790
4.38%, 4/12/2028 (b)	400,000	387,164
5.15%, 8/18/2025	400,000	397,172
5.18%, 11/19/2025	665,000	657,805
5.29%, 8/18/2027	465,000	464,000
1 yr. CMT + 1.45%, 5.54%, 3/14/2030 (c)	215,000	215,022
1 yr. CMT + 1.25%, 5.55%, 3/14/2028 (c)	200,000	200,088
5.59%, 8/8/2028	200,000	202,902
6.35%, 3/14/2034	630,000	630,567
1 yr. CMT + 1.65%, 6.53%, 11/7/2027 (c)	400,000	410,548
6.61%, 11/7/2028 (b)	535,000	565,821
6.92%, 8/8/2033	295,000	308,490
6.94%, 11/7/2033	500,000	551,690
Bank of America Corp.:
Series MTN, SOFR + 1.01%, 1.20%, 10/24/2026 (c)	120,000	112,348
Series MTN, SOFR + 1.15%, 1.32%, 6/19/2026 (c)	924,000	878,280
Series N, SOFR + 0.91%, 1.66%, 3/11/2027 (c)	984,000	916,537
SOFR + 0.96%, 1.73%, 7/22/2027 (c)	1,596,000	1,471,959
Series MTN, SOFR + 1.53%, 1.90%, 7/23/2031 (c)	345,400	283,563
Series MTN, SOFR + 1.37%, 1.92%, 10/24/2031 (c)	609,300	496,823
SOFR + 1.22%, 2.30%, 7/21/2032 (c)	1,358,000	1,111,564
5 yr. CMT + 1.20%, 2.48%, 9/21/2036 (c)	1,443,250	1,153,099
Security Description	Principal Amount	Value
Series MTN, 3 mo. USD Term SOFR + 1.25%, 2.50%, 2/13/2031 (c)	$939,000	$808,122
Series MTN, SOFR + 1.05%, 2.55%, 2/4/2028 (c)	680,000	631,951
SOFR + 2.15%, 2.59%, 4/29/2031 (c)	866,000	746,605
Series N, SOFR + 1.22%, 2.65%, 3/11/2032 (b) (c)	540,000	455,906
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (c)	1,441,000	1,023,456
SOFR + 1.32%, 2.69%, 4/22/2032 (c)	1,278,000	1,080,319
Series MTN, 3 mo. USD Term SOFR + 1.45%, 2.88%, 10/22/2030 (c)	954,500	848,159
SOFR + 1.56%, 2.97%, 7/21/2052 (b) (c)	270,000	181,961
Series MTN, SOFR + 1.33%, 2.97%, 2/4/2033 (b) (c)	697,000	591,349
Series MTN, 3 mo. USD Term SOFR + 1.44%, 3.19%, 7/23/2030 (c)	1,274,000	1,156,282
Series MTN, 3.25%, 10/21/2027 (b)	565,000	535,558
SOFR + 1.58%, 3.31%, 4/22/2042 (c)	1,068,000	821,783
Series MTN, SOFR + 1.33%, 3.38%, 4/2/2026 (c)	246,000	240,608
3 mo. USD Term SOFR + 1.30%, 3.42%, 12/20/2028 (c)	2,216,000	2,080,292
Series N, SOFR + 1.65%, 3.48%, 3/13/2052 (c)	218,000	162,674
Series GMTN, 3.50%, 4/19/2026	738,000	715,535
Series MTN, 3 mo. USD Term SOFR + 1.32%, 3.56%, 4/23/2027 (c)	750,400	724,159
Series GMTN, 3 mo. USD Term SOFR + 1.63%, 3.59%, 7/21/2028 (c)	459,000	436,353
3 mo. USD Term SOFR + 1.77%, 3.71%, 4/24/2028 (c)	646,000	617,983
Series MTN, 3 mo. USD Term SOFR + 1.84%, 3.82%, 1/20/2028 (c)	873,000	840,795
5 yr. CMT + 2.00%, 3.85%, 3/8/2037 (c)	636,000	562,453
Series MTN, 3.88%, 8/1/2025	261,000	256,897
3 mo. USD Term SOFR + 1.45%, 3.95%, 1/23/2049 (c)	632,000	518,310
Series L, 3.95%, 4/21/2025	628,000	617,669

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3 mo. USD Term SOFR + 1.33%, 3.97%, 3/5/2029 (c)	$1,053,000	$1,006,710
Series MTN, 3 mo. USD Term SOFR + 1.47%, 3.97%, 2/7/2030 (c)	836,500	792,793
Series MTN, 3 mo. USD Term SOFR + 1.58%, 4.08%, 4/23/2040 (c)	753,000	650,908
Series MTN, 3 mo. USD Term SOFR + 3.41%, 4.08%, 3/20/2051 (c)	1,507,000	1,238,091
Series L, 4.18%, 11/25/2027	1,145,000	1,110,364
3 mo. USD Term SOFR + 2.08%, 4.24%, 4/24/2038 (c)	538,800	484,457
Series MTN, 4.25%, 10/22/2026	807,000	789,771
Series MTN, 3 mo. USD Term SOFR + 1.57%, 4.27%, 7/23/2029 (b) (c)	646,300	623,040
Series MTN, 3 mo. USD Term SOFR + 1.78%, 4.33%, 3/15/2050 (c)	1,204,000	1,032,611
SOFR + 1.58%, 4.38%, 4/27/2028 (c)	675,000	659,050
Series MTN, 3 mo. USD Term SOFR + 2.25%, 4.44%, 1/20/2048 (c)	635,000	556,920
Series MTN, 4.45%, 3/3/2026	420,000	413,918
SOFR + 1.83%, 4.57%, 4/27/2033 (c)	1,367,000	1,298,199
Series MTN, SOFR + 1.75%, 4.83%, 7/22/2026 (c)	715,000	708,601
Series MTN, SOFR + 2.04%, 4.95%, 7/22/2028 (c)	468,000	464,307
Series MTN, 5.00%, 1/21/2044	850,000	822,545
Series MTN, SOFR + 2.16%, 5.02%, 7/22/2033 (b) (c)	1,650,000	1,623,781
SOFR + 1.29%, 5.08%, 1/20/2027 (c)	850,000	846,064
SOFR + 1.63%, 5.20%, 4/25/2029 (c)	1,220,000	1,221,281
SOFR + 1.91%, 5.29%, 4/25/2034 (c)	959,000	956,382
SOFR + 1.65%, 5.47%, 1/23/2035 (b) (c)	850,000	856,273
SOFR + 1.57%, 5.82%, 9/15/2029 (b) (c)	820,000	840,935
SOFR + 1.84%, 5.87%, 9/15/2034 (c)	1,075,000	1,115,753
Series MTN, 5.88%, 2/7/2042	523,000	558,794
SOFR + 1.34%, 5.93%, 9/15/2027 (c)	750,000	760,177
6.11%, 1/29/2037	1,097,000	1,165,409
Security Description	Principal Amount	Value
SOFR + 1.99%, 6.20%, 11/10/2028 (c)	$3,730,000	$3,858,760
7.75%, 5/14/2038	1,049,000	1,273,255
Bank of America NA:
5.53%, 8/18/2026	735,000	742,482
6.00%, 10/15/2036	100,000	106,124
Bank of Montreal:
Series MTN, SOFR + 0.60%, 0.95%, 1/22/2027 (c)	318,000	294,881
Series MTN, 1.25%, 9/15/2026	330,000	301,095
Series MTN, 1.85%, 5/1/2025	415,000	399,720
Series MTN, 2.65%, 3/8/2027 (b)	426,000	399,418
5 yr. CMT + 1.40%, 3.09%, 1/10/2037 (c)	440,000	360,400
Series MTN, 3.70%, 6/7/2025	500,000	490,590
Series H, 4.70%, 9/14/2027 (b)	250,000	247,825
5.20%, 2/1/2028 (b)	750,000	755,587
5.30%, 6/5/2026	352,000	352,986
5.72%, 9/25/2028	1,050,000	1,079,106
Bank of New York Mellon SOFR + 1.07%, 5.15%, 5/22/2026 (b) (c)	298,000	297,920
Bank of New York Mellon Corp.:
Series MTN, 1.60%, 4/24/2025	753,000	724,619
Series J, 1.90%, 1/25/2029	113,000	99,442
Series MTN, 2.05%, 1/26/2027	198,000	183,497
Series MTN, 3.25%, 5/16/2027 (b)	309,000	294,780
Series MTN, 3.30%, 8/23/2029	353,000	325,946
Series MTN, 3.40%, 1/29/2028	601,400	571,372
Series MTN, 3 mo. USD Term SOFR + 1.33%, 3.44%, 2/7/2028 (c)	290,000	278,104
Series MTN, 3.85%, 4/28/2028 (b)	175,000	170,030
Series MTN, SOFR + 1.15%, 3.99%, 6/13/2028 (c)	190,000	184,327
SOFR + 1.35%, 4.41%, 7/24/2026 (c)	1,050,000	1,037,295
SOFR + 1.51%, 4.71%, 2/1/2034 (c)	270,000	260,045
SOFR + 1.03%, 4.95%, 4/26/2027 (c)	140,000	139,433
Series J, SOFR + 1.61%, 4.97%, 4/26/2034 (c)	1,025,000	1,005,699
Series MTN, SOFR + 1.42%, 5.19%, 3/14/2035 (c)	500,000	497,765

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, SOFR + 1.80%, 5.80%, 10/25/2028 (c)	$355,000	$364,656
Series MTN, SOFR + 2.07%, 5.83%, 10/25/2033 (c)	745,000	777,847
Series MTN, SOFR + 1.60%, 6.32%, 10/25/2029 (c)	70,000	73,877
Series MTN, SOFR + 1.85%, 6.47%, 10/25/2034 (b) (c)	800,000	871,096
Bank of Nova Scotia:
1.05%, 3/2/2026	200,000	185,060
1.30%, 6/11/2025	692,000	659,898
1.30%, 9/15/2026	829,000	757,026
1.35%, 6/24/2026	101,000	93,087
1.95%, 2/2/2027	470,000	432,743
2.15%, 8/1/2031 (b)	1,213,000	996,589
2.45%, 2/2/2032 (b)	100,000	82,772
2.70%, 8/3/2026	672,000	635,988
4.50%, 12/16/2025	309,000	303,935
5 yr. CMT + 2.05%, 4.59%, 5/4/2037 (c)	760,000	689,388
4.75%, 2/2/2026	300,000	297,906
4.85%, 2/1/2030 (b)	155,000	153,909
5.25%, 6/12/2028 (b)	201,000	202,795
5.65%, 2/1/2034	520,000	535,371
Bank OZK 3 mo. USD Term SOFR + 2.09%, 2.75%, 10/1/2031 (c)	175,000	144,790
BankUnited, Inc. 4.88%, 11/17/2025	182,000	177,230
Barclays PLC:
1 yr. CMT + 1.05%, 2.28%, 11/24/2027 (c)	306,000	281,437
SOFR + 2.71%, 2.85%, 5/7/2026 (c)	600,000	581,646
1 yr. CMT + 1.30%, 2.89%, 11/24/2032 (b) (c)	850,000	705,738
1 yr. CMT + 1.30%, 3.33%, 11/24/2042 (c)	213,000	155,775
5 yr. CMT + 2.90%, 3.56%, 9/23/2035 (c)	308,000	264,286
1 yr. CMT + 1.70%, 3.81%, 3/10/2042 (c)	240,000	185,405
4.34%, 1/10/2028	250,000	241,175
4.38%, 1/12/2026	720,000	706,550
4.84%, 5/9/2028	623,000	604,964
4.95%, 1/10/2047 (b)	424,000	387,099
3 mo. USD Term SOFR + 1.90%, 4.97%, 5/16/2029 (c)	434,800	425,834
3 mo. USD Term SOFR + 3.05%, 5.09%, 6/20/2030 (c)	535,000	514,606
5.25%, 8/17/2045 (b)	900,000	861,633
1 yr. CMT + 2.30%, 5.30%, 8/9/2026 (c)	404,000	402,020
Security Description	Principal Amount	Value
1 yr. CMT + 2.65%, 5.50%, 8/9/2028 (c)	$579,000	$577,396
SOFR + 1.49%, 5.67%, 3/12/2028 (c)	275,000	275,949
SOFR + 1.74%, 5.69%, 3/12/2030 (c)	300,000	301,572
1 yr. CMT + 3.00%, 5.75%, 8/9/2033 (c)	300,000	300,693
SOFR + 2.21%, 5.83%, 5/9/2027 (c)	735,000	736,823
SOFR + 2.98%, 6.22%, 5/9/2034 (c)	1,383,000	1,426,274
SOFR + 1.88%, 6.50%, 9/13/2027 (c)	375,000	382,684
SOFR + 2.62%, 6.69%, 9/13/2034 (b) (c)	440,000	469,036
SOFR + 3.57%, 7.12%, 6/27/2034 (b) (c)	800,000	851,584
1 yr. CMT + 3.05%, 7.33%, 11/2/2026 (c)	472,000	483,422
1 yr. CMT + 3.30%, 7.39%, 11/2/2028 (c)	674,000	714,427
1 yr. CMT + 3.50%, 7.44%, 11/2/2033 (c)	677,000	752,790
BPCE SA Series MTN, 3.38%, 12/2/2026 (b)	472,000	453,743
Canadian Imperial Bank of Commerce:
0.95%, 10/23/2025	354,000	332,339
1.25%, 6/22/2026	100,000	92,058
3.30%, 4/7/2025	500,000	489,340
3.60%, 4/7/2032 (b)	344,000	311,296
3.95%, 8/4/2025	540,000	530,485
5.00%, 4/28/2028	500,000	498,250
5.14%, 4/28/2025	200,000	199,422
5.99%, 10/3/2028 (b)	210,000	217,923
6.09%, 10/3/2033 (b)	535,000	563,280
Citibank NA:
5.49%, 12/4/2026	607,000	613,574
5.80%, 9/29/2028 (b)	1,430,000	1,480,565
5.86%, 9/29/2025	570,000	575,369
Citigroup, Inc.:
SOFR + 0.77%, 1.12%, 1/28/2027 (c)	175,000	161,882
SOFR + 0.77%, 1.46%, 6/9/2027 (c)	1,122,000	1,030,288
SOFR + 1.18%, 2.52%, 11/3/2032 (c)	526,000	431,294
SOFR + 1.17%, 2.56%, 5/1/2032 (c)	840,000	699,728
SOFR + 2.11%, 2.57%, 6/3/2031 (c)	551,000	470,989
SOFR + 1.15%, 2.67%, 1/29/2031 (c)	883,000	765,552
SOFR + 1.38%, 2.90%, 11/3/2042 (c)	293,000	210,075

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.42%, 2.98%, 11/5/2030 (c)	$339,000	$301,069
SOFR + 1.35%, 3.06%, 1/25/2033 (c)	1,991,000	1,689,682
SOFR + 1.28%, 3.07%, 2/24/2028 (c)	650,000	611,494
SOFR + 2.84%, 3.11%, 4/8/2026 (c)	1,451,000	1,414,623
3.20%, 10/21/2026	1,463,000	1,393,420
3.30%, 4/27/2025	276,000	270,066
3.40%, 5/1/2026	688,000	662,613
3 mo. USD Term SOFR + 1.41%, 3.52%, 10/27/2028 (c)	550,000	518,798
3 mo. USD Term SOFR + 1.65%, 3.67%, 7/24/2028 (c)	1,013,000	963,231
3.70%, 1/12/2026	860,000	837,511
SOFR + 1.94%, 3.79%, 3/17/2033 (c)	930,000	830,815
3 mo. USD Term SOFR + 1.43%, 3.88%, 1/24/2039 (c)	471,000	401,165
3 mo. USD Term SOFR + 1.82%, 3.89%, 1/10/2028 (b) (c)	716,000	690,303
3 mo. USD Term SOFR + 1.60%, 3.98%, 3/20/2030 (c)	1,106,000	1,042,471
3 mo. USD Term SOFR + 1.45%, 4.08%, 4/23/2029 (b) (c)	672,000	643,413
4.13%, 7/25/2028	672,000	643,957
3 mo. USD Term SOFR + 2.10%, 4.28%, 4/24/2048 (c)	155,000	132,516
4.30%, 11/20/2026	524,000	511,036
4.40%, 6/10/2025	626,000	617,324
SOFR + 3.91%, 4.41%, 3/31/2031 (c)	605,000	576,867
4.45%, 9/29/2027	1,201,500	1,168,459
4.60%, 3/9/2026	380,000	374,118
4.65%, 7/30/2045	442,000	399,223
4.65%, 7/23/2048	616,000	557,425
4.75%, 5/18/2046	40,000	35,576
SOFR + 2.09%, 4.91%, 5/24/2033 (c)	696,000	671,055
SOFR + 1.36%, 5.17%, 2/13/2030 (c)	455,000	452,884
5.50%, 9/13/2025	581,000	580,924
SOFR + 1.55%, 5.61%, 9/29/2026 (c)	570,000	570,963
SOFR + 2.06%, 5.83%, 2/13/2035 (c)	750,000	741,975
5.88%, 1/30/2042	356,600	377,500
6.00%, 10/31/2033	330,000	340,636
Security Description	Principal Amount	Value
SOFR + 2.66%, 6.17%, 5/25/2034 (c)	$780,000	$792,480
SOFR + 2.34%, 6.27%, 11/17/2033 (b) (c)	585,000	617,778
6.63%, 6/15/2032	100,000	107,173
6.68%, 9/13/2043	856,000	957,530
8.13%, 7/15/2039 (b)	287,000	367,790
Citizens Bank NA:
3.75%, 2/18/2026	214,000	206,737
SOFR + 2.00%, 4.58%, 8/9/2028 (b) (c)	225,000	215,260
Citizens Financial Group, Inc.:
2.64%, 9/30/2032	425,000	325,843
3.25%, 4/30/2030 (b)	318,000	280,174
5 yr. CMT + 2.75%, 5.64%, 5/21/2037 (c)	598,000	558,986
Comerica Bank SOFR + 2.61%, 5.33%, 8/25/2033 (c)	305,000	277,141
Comerica, Inc.:
4.00%, 2/1/2029 (b)	150,000	137,585
SOFR + 2.16%, 5.98%, 1/30/2030 (c)	125,000	123,570
Commonwealth Bank of Australia 5.50%, 9/12/2025	535,000	537,905
Cooperatieve Rabobank UA:
Series MTN, 3.38%, 5/21/2025	401,000	393,413
3.75%, 7/21/2026 (b)	312,000	299,854
4.38%, 8/4/2025	447,000	439,298
4.80%, 1/9/2029	500,000	496,910
5.04%, 3/5/2027 (b)	750,000	752,340
5.25%, 5/24/2041	548,000	561,612
5.50%, 10/5/2026	450,000	455,134
5.75%, 12/1/2043	175,000	178,028
Credit Suisse AG:
1.25%, 8/7/2026	160,000	145,826
2.95%, 4/9/2025	250,000	243,340
5.00%, 7/9/2027	900,000	891,936
7.50%, 2/15/2028	789,000	850,660
Deutsche Bank AG:
1.69%, 3/19/2026	100,000	93,597
SOFR + 1.87%, 2.13%, 11/24/2026 (c)	772,000	728,382
SOFR + 1.32%, 2.55%, 1/7/2028 (c)	638,000	585,703
SOFR + 1.72%, 3.04%, 5/28/2032 (b) (c)	436,000	367,077
SOFR + 3.04%, 3.55%, 9/18/2031 (c)	563,300	495,963
SOFR + 2.76%, 3.73%, 1/14/2032 (c)	385,000	323,885
SOFR + 2.26%, 3.74%, 1/7/2033 (c)	539,000	444,362
4.16%, 5/13/2025	125,000	123,178

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
5 yr. USD ICE Swap + 2.55%, 4.88%, 12/1/2032 (c)	$477,000	$447,560
SOFR + 1.59%, 5.71%, 2/8/2028 (c)	270,000	269,760
SOFR + 3.19%, 6.12%, 7/14/2026 (c)	134,000	134,521
SOFR + 3.18%, 6.72%, 1/18/2029 (c)	870,000	899,554
SOFR + 2.51%, 6.82%, 11/20/2029 (c)	367,000	383,713
SOFR + 3.65%, 7.08%, 2/10/2034 (c)	359,000	369,253
SOFR + 2.52%, 7.15%, 7/13/2027 (c)	850,000	873,638
Discover Bank:
2.70%, 2/6/2030	128,300	110,418
3.45%, 7/27/2026	501,000	477,022
Fifth Third Bancorp:
SOFR + 0.69%, 1.71%, 11/1/2027 (b) (c)	200,000	181,846
2.55%, 5/5/2027	300,000	276,528
SOFR + 1.66%, 4.34%, 4/25/2033 (b) (c)	275,000	251,504
SOFR + 2.13%, 4.77%, 7/28/2030 (c)	360,000	346,619
SOFR + 1.84%, 5.63%, 1/29/2032 (b) (c)	145,000	145,218
SOFR + 2.34%, 6.34%, 7/27/2029 (b) (c)	355,000	365,817
SOFR + 2.19%, 6.36%, 10/27/2028 (c)	387,000	396,172
8.25%, 3/1/2038	530,000	635,253
Fifth Third Bank NA:
3.85%, 3/15/2026	163,000	157,174
3.95%, 7/28/2025	263,000	257,701
First Horizon Bank 5.75%, 5/1/2030 (b)	405,000	383,357
First-Citizens Bank & Trust Co. 6.13%, 3/9/2028	89,000	91,414
Goldman Sachs Bank USA SOFR + 0.78%, 5.28%, 3/18/2027 (c)	1,000,000	999,170
Goldman Sachs Capital I 6.35%, 2/15/2034	357,000	371,351
Goldman Sachs Group, Inc.:
SOFR + 0.79%, 1.09%, 12/9/2026 (c)	510,000	473,596
SOFR + 0.80%, 1.43%, 3/9/2027 (c)	574,000	531,564
SOFR + 0.82%, 1.54%, 9/10/2027 (c)	724,000	661,425
SOFR + 0.91%, 1.95%, 10/21/2027 (c)	1,267,000	1,164,791
SOFR + 1.09%, 1.99%, 1/27/2032 (c)	817,000	661,509
Security Description	Principal Amount	Value
SOFR + 1.25%, 2.38%, 7/21/2032 (c)	$2,532,000	$2,075,556
2.60%, 2/7/2030 (b)	521,500	456,672
SOFR + 1.28%, 2.62%, 4/22/2032 (c)	1,338,000	1,122,221
SOFR + 1.11%, 2.64%, 2/24/2028 (c)	1,040,000	968,469
SOFR + 1.26%, 2.65%, 10/21/2032 (c)	999,000	831,458
SOFR + 1.47%, 2.91%, 7/21/2042 (c)	415,000	298,103
SOFR + 1.41%, 3.10%, 2/24/2033 (c)	1,463,000	1,249,987
SOFR + 1.51%, 3.21%, 4/22/2042 (c)	812,000	609,463
SOFR + 1.63%, 3.44%, 2/24/2043 (c)	469,000	362,603
3.50%, 4/1/2025	608,000	596,661
3.50%, 11/16/2026	1,470,000	1,408,657
SOFR + 1.85%, 3.62%, 3/15/2028 (c)	150,000	143,480
3 mo. USD Term SOFR + 1.77%, 3.69%, 6/5/2028 (c)	466,000	445,873
3.75%, 5/22/2025	743,000	729,217
3.75%, 2/25/2026	741,000	723,579
3.80%, 3/15/2030 (b)	567,000	531,081
3 mo. USD Term SOFR + 1.42%, 3.81%, 4/23/2029 (c)	800,000	758,200
3.85%, 1/26/2027	1,128,000	1,093,596
3 mo. USD Term SOFR + 1.63%, 4.02%, 10/31/2038 (c)	345,000	296,286
3 mo. USD Term SOFR + 1.56%, 4.22%, 5/1/2029 (b) (c)	819,500	788,613
4.25%, 10/21/2025	724,000	711,033
3 mo. USD Term SOFR + 1.69%, 4.41%, 4/23/2039 (c)	670,000	598,766
SOFR + 1.73%, 4.48%, 8/23/2028 (c)	744,000	727,840
Series MTN, 4.80%, 7/8/2044	775,000	714,651
5.15%, 5/22/2045	320,000	309,078
SOFR + 1.08%, 5.80%, 8/10/2026 (c)	435,000	436,531
5.95%, 1/15/2027	321,000	327,751
6.25%, 2/1/2041	949,000	1,032,521
6.45%, 5/1/2036	130,000	138,813
SOFR + 1.77%, 6.48%, 10/24/2029 (c)	770,000	810,964
SOFR + 1.95%, 6.56%, 10/24/2034 (b) (c)	820,000	894,440
6.75%, 10/1/2037	1,692,000	1,845,667

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
HSBC Holdings PLC:
SOFR + 1.29%, 1.59%, 5/24/2027 (c)	$955,000	$878,734
SOFR + 1.54%, 1.65%, 4/18/2026 (c)	425,000	407,209
SOFR + 1.73%, 2.01%, 9/22/2028 (c)	478,000	427,122
SOFR + 1.93%, 2.10%, 6/4/2026 (c)	565,000	541,841
SOFR + 1.29%, 2.21%, 8/17/2029 (b) (c)	686,000	601,300
SOFR + 1.10%, 2.25%, 11/22/2027 (c)	909,000	837,934
SOFR + 1.19%, 2.80%, 5/24/2032 (c)	1,148,000	961,220
SOFR + 2.39%, 2.85%, 6/4/2031 (c)	339,300	292,541
SOFR + 1.41%, 2.87%, 11/22/2032 (c)	512,000	427,761
3.90%, 5/25/2026	623,000	606,466
3 mo. USD Term SOFR + 1.87%, 3.97%, 5/22/2030 (c)	892,000	832,664
3 mo. USD Term SOFR + 1.81%, 4.04%, 3/13/2028 (c)	1,536,000	1,480,474
4.25%, 8/18/2025	777,000	761,499
3 mo. USD Term SOFR + 1.61%, 4.29%, 9/12/2026 (c)	417,000	409,327
4.30%, 3/8/2026	730,000	716,648
4.38%, 11/23/2026 (b)	424,000	414,456
3 mo. USD Term SOFR + 1.80%, 4.58%, 6/19/2029 (c)	1,072,000	1,039,057
SOFR + 2.11%, 4.76%, 6/9/2028 (c)	502,000	492,096
4.95%, 3/31/2030 (b)	878,000	871,424
SOFR + 2.61%, 5.21%, 8/11/2028 (c)	745,000	743,145
5.25%, 3/14/2044 (b)	481,000	455,473
SOFR + 2.87%, 5.40%, 8/11/2033 (b) (c)	448,000	446,719
SOFR + 1.46%, 5.55%, 3/4/2030 (b) (c)	550,000	553,465
SOFR + 1.78%, 5.72%, 3/4/2035 (b) (c)	500,000	505,930
SOFR + 1.57%, 5.89%, 8/14/2027 (c)	735,000	741,240
SOFR + 1.97%, 6.16%, 3/9/2029 (c)	316,000	324,586
SOFR + 2.39%, 6.25%, 3/9/2034 (b) (c)	1,000,000	1,054,110
SOFR + 2.65%, 6.33%, 3/9/2044 (c)	900,000	965,295
6.50%, 5/2/2036	735,000	775,824
6.50%, 9/15/2037	828,000	874,479
Security Description	Principal Amount	Value
SOFR + 2.98%, 6.55%, 6/20/2034 (b) (c)	$750,000	$775,965
SOFR + 3.03%, 7.34%, 11/3/2026 (c)	670,000	689,685
SOFR + 3.35%, 7.39%, 11/3/2028 (b) (c)	1,215,000	1,292,468
SOFR + 3.02%, 7.40%, 11/13/2034 (c)	500,000	546,630
7.63%, 5/17/2032	100,000	109,928
SOFR + 4.25%, 8.11%, 11/3/2033 (b) (c)	580,000	663,427
HSBC USA, Inc. 5.29%, 3/4/2027	500,000	503,000
Huntington Bancshares, Inc.:
5 yr. CMT + 1.17%, 2.49%, 8/15/2036 (c)	315,000	240,695
4.00%, 5/15/2025	180,000	176,744
SOFR + 2.05%, 5.02%, 5/17/2033 (c)	217,000	206,643
SOFR + 1.87%, 5.71%, 2/2/2035 (c)	400,000	399,168
SOFR + 2.02%, 6.21%, 8/21/2029 (c)	500,000	512,040
Huntington National Bank:
SOFR + 1.65%, 4.55%, 5/17/2028 (b) (c)	209,000	202,456
5.65%, 1/10/2030	245,000	246,499
Industrial & Commercial Bank of China Ltd. 3.54%, 11/8/2027 (b)	274,000	261,621
ING Groep NV:
SOFR + 1.01%, 1.73%, 4/1/2027 (c)	507,000	470,653
SOFR + 1.32%, 2.73%, 4/1/2032 (c)	269,000	228,273
3.95%, 3/29/2027	845,000	816,033
SOFR + 1.83%, 4.02%, 3/28/2028 (c)	688,000	662,991
4.05%, 4/9/2029	150,000	142,449
SOFR + 2.07%, 4.25%, 3/28/2033 (b) (c)	331,000	306,317
SOFR + 1.77%, 5.55%, 3/19/2035 (c)	750,000	744,757
SOFR + 1.56%, 6.08%, 9/11/2027 (c)	225,000	227,882
SOFR + 2.09%, 6.11%, 9/11/2034 (c)	390,000	404,605
JPMorgan Chase & Co.:
3 mo. USD Term SOFR + 0.70%, 1.04%, 2/4/2027 (c)	979,000	905,575
SOFR + 0.80%, 1.05%, 11/19/2026 (c)	1,596,000	1,488,717
SOFR + 0.77%, 1.47%, 9/22/2027 (c)	1,355,000	1,236,112
SOFR + 0.89%, 1.58%, 4/22/2027 (c)	290,000	268,934

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.11%, 1.76%, 11/19/2031 (b) (c)	$375,000	$304,024
SOFR + 1.07%, 1.95%, 2/4/2032 (c)	1,006,000	819,135
SOFR + 1.02%, 2.07%, 6/1/2029 (b) (c)	610,000	541,003
SOFR + 1.85%, 2.08%, 4/22/2026 (c)	682,000	657,380
SOFR + 1.89%, 2.18%, 6/1/2028 (c)	419,000	383,465
SOFR + 2.04%, 2.52%, 4/22/2031 (c)	731,000	632,417
3 mo. USD Term SOFR + 1.51%, 2.53%, 11/19/2041 (c)	941,000	657,166
SOFR + 1.18%, 2.55%, 11/8/2032 (c)	742,000	617,010
3 mo. USD Term SOFR + 1.25%, 2.58%, 4/22/2032 (c)	1,078,000	910,069
3 mo. USD Term SOFR + 1.51%, 2.74%, 10/15/2030 (c)	978,000	866,185
2.95%, 10/1/2026	898,000	856,010
SOFR + 1.17%, 2.95%, 2/24/2028 (c)	307,000	288,454
3 mo. USD Term SOFR + 2.52%, 2.96%, 5/13/2031 (c)	641,000	560,971
SOFR + 1.26%, 2.96%, 1/25/2033 (c)	1,375,000	1,174,374
3 mo. USD Term SOFR + 2.46%, 3.11%, 4/22/2041 (c)	590,000	449,574
SOFR + 2.44%, 3.11%, 4/22/2051 (c)	491,000	342,202
SOFR + 1.46%, 3.16%, 4/22/2042 (c)	447,000	339,523
3.20%, 6/15/2026	651,000	626,431
3.30%, 4/1/2026	649,000	628,446
SOFR + 1.58%, 3.33%, 4/22/2052 (c)	204,000	147,761
3 mo. USD Term SOFR + 1.21%, 3.51%, 1/23/2029 (b) (c)	607,000	574,107
3 mo. USD Term SOFR + 1.64%, 3.54%, 5/1/2028 (c)	767,000	732,746
3 mo. USD Term SOFR + 1.42%, 3.70%, 5/6/2030 (c)	942,000	882,447
3 mo. USD Term SOFR + 1.60%, 3.78%, 2/1/2028 (c)	703,000	677,045
3 mo. USD Term SOFR + 1.62%, 3.88%, 7/24/2038 (c)	836,000	721,694
Security Description	Principal Amount	Value
3.90%, 7/15/2025	$937,000	$921,961
3 mo. USD Term SOFR + 1.48%, 3.90%, 1/23/2049 (c)	1,499,000	1,221,040
3 mo. USD Term SOFR + 1.51%, 3.96%, 1/29/2027 (c)	391,000	381,855
3 mo. USD Term SOFR + 1.64%, 3.96%, 11/15/2048 (c)	979,000	800,812
3 mo. USD Term SOFR + 1.38%, 4.01%, 4/23/2029 (c)	807,000	773,138
3 mo. USD Term SOFR + 1.72%, 4.03%, 7/24/2048 (c)	644,000	533,689
4.13%, 12/15/2026	768,000	748,831
3 mo. USD Term SOFR + 1.52%, 4.20%, 7/23/2029 (c)	783,000	755,110
4.25%, 10/1/2027	325,000	317,681
3 mo. USD Term SOFR + 1.84%, 4.26%, 2/22/2048 (c)	854,000	736,020
SOFR + 1.56%, 4.32%, 4/26/2028 (c)	305,000	298,034
3 mo. USD Term SOFR + 1.59%, 4.45%, 12/5/2029 (b) (c)	540,000	526,484
3 mo. USD Term SOFR + 3.79%, 4.49%, 3/24/2031 (c)	847,000	818,939
SOFR + 1.75%, 4.57%, 6/14/2030 (c)	533,000	519,707
SOFR + 1.80%, 4.59%, 4/26/2033 (c)	610,000	583,990
4.85%, 2/1/2044 (b)	120,000	114,511
SOFR + 1.99%, 4.85%, 7/25/2028 (c)	666,000	660,552
SOFR + 2.08%, 4.91%, 7/25/2033 (b) (c)	1,994,000	1,950,890
SOFR + 1.31%, 5.01%, 1/23/2030 (c)	400,000	398,384
SOFR + 1.19%, 5.04%, 1/23/2028 (c)	525,000	523,152
SOFR + 1.45%, 5.30%, 7/24/2029 (c)	765,000	770,737
SOFR + 1.62%, 5.34%, 1/23/2035 (b) (c)	455,000	456,624
SOFR + 1.85%, 5.35%, 6/1/2034 (c)	1,330,000	1,335,652
5.40%, 1/6/2042	428,000	436,303
5.50%, 10/15/2040	226,000	231,327
5.60%, 7/15/2041 (b)	586,000	613,460
5.63%, 8/16/2043	360,000	374,080
SOFR + 2.58%, 5.72%, 9/14/2033 (b) (c)	1,295,000	1,320,641

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.33%, 6.07%, 10/22/2027 (c)	$650,000	$663,169
SOFR + 1.57%, 6.09%, 10/23/2029 (c)	725,000	753,376
SOFR + 1.81%, 6.25%, 10/23/2034 (b) (c)	870,000	929,438
6.40%, 5/15/2038	750,000	843,562
7.63%, 10/15/2026	742,000	786,698
8.00%, 4/29/2027	1,252,000	1,361,863
JPMorgan Chase Bank NA 5.11%, 12/8/2026	1,000,000	1,002,730
KeyBank NA:
3.30%, 6/1/2025	350,000	338,765
3.90%, 4/13/2029	146,000	130,999
4.39%, 12/14/2027	175,000	165,174
4.70%, 1/26/2026	250,000	244,213
4.90%, 8/8/2032 (b)	226,000	202,894
5.00%, 1/26/2033	409,000	379,078
KeyCorp:
Series MTN, 2.25%, 4/6/2027	187,000	168,341
Series MTN, 2.55%, 10/1/2029	344,500	291,371
Series MTN, SOFR + 2.06%, 4.79%, 6/1/2033 (c)	375,000	343,523
SOFR + 2.42%, 6.40%, 3/6/2035 (c)	750,000	766,650
Kreditanstalt fuer Wiederaufbau:
1.00%, 10/1/2026	1,579,000	1,448,290
3.00%, 5/20/2027 (b)	1,500,000	1,434,810
3.63%, 4/1/2026	1,665,000	1,630,967
3.75%, 2/15/2028	1,175,000	1,146,929
3.88%, 6/15/2028	540,000	529,049
4.00%, 3/15/2029	310,000	305,338
4.13%, 7/15/2033	1,000,000	981,720
4.38%, 3/1/2027 (b)	650,000	647,575
4.38%, 2/28/2034	2,525,000	2,531,843
4.63%, 8/7/2026	920,000	920,009
4.75%, 10/29/2030 (b)	615,000	630,067
5.13%, 9/29/2025	910,000	912,857
Landwirtschaftliche Rentenbank:
Series GMTN, 1.75%, 7/27/2026	352,000	329,852
3.88%, 9/28/2027 (b)	365,000	357,707
Series 44, 3.88%, 6/14/2028	110,000	107,666
Series MTN, 5.00%, 10/24/2033	1,165,000	1,221,724
Lloyds Banking Group PLC:
1 yr. CMT + 0.85%, 1.63%, 5/11/2027 (c)	95,000	87,474
5 yr. CMT + 1.50%, 3.37%, 12/14/2046 (c)	250,000	174,563
Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.21%, 3.57%, 11/7/2028 (c)	$790,000	$740,807
3.75%, 1/11/2027	564,000	542,337
1 yr. CMT + 1.80%, 3.75%, 3/18/2028 (b) (c)	1,000,000	957,600
4.34%, 1/9/2048	302,000	240,256
4.38%, 3/22/2028	464,000	450,386
4.45%, 5/8/2025	657,000	648,998
4.55%, 8/16/2028	354,000	345,115
4.58%, 12/10/2025	390,908	383,242
1 yr. CMT + 1.75%, 4.72%, 8/11/2026 (c)	569,000	562,138
1 yr. CMT + 2.30%, 4.98%, 8/11/2033 (c)	475,000	457,544
5.30%, 12/1/2045	155,000	146,008
1 yr. CMT + 1.75%, 5.68%, 1/5/2035 (b) (c)	650,000	653,984
1 yr. CMT + 1.48%, 5.99%, 8/7/2027 (c)	305,000	307,824
1 yr. CMT + 3.75%, 7.95%, 11/15/2033 (c)	290,000	326,882
M&T Bank Corp.:
SOFR + 1.78%, 4.55%, 8/16/2028 (c)	281,000	268,198
SOFR + 1.85%, 5.05%, 1/27/2034 (c)	515,000	478,826
SOFR + 2.26%, 6.08%, 3/13/2032 (c)	205,000	204,695
SOFR + 2.80%, 7.41%, 10/30/2029 (c)	345,000	363,934
Manufacturers & Traders Trust Co.:
3.40%, 8/17/2027	105,000	97,117
4.65%, 1/27/2026 (b)	420,000	410,836
5.40%, 11/21/2025	219,000	217,057
Mitsubishi UFJ Financial Group, Inc.:
1.41%, 7/17/2025	558,000	530,708
1 yr. CMT + 0.75%, 1.54%, 7/20/2027 (c)	791,000	728,519
1 yr. CMT + 0.67%, 1.64%, 10/13/2027 (c)	260,000	237,923
2.05%, 7/17/2030	230,000	192,717
1 yr. CMT + 0.95%, 2.31%, 7/20/2032 (c)	732,000	609,492
1 yr. CMT + 0.83%, 2.34%, 1/19/2028 (c)	703,000	651,484
1 yr. CMT + 0.97%, 2.49%, 10/13/2032 (c)	229,000	191,396
2.56%, 2/25/2030	294,000	256,400
2.76%, 9/13/2026	283,000	267,571
1 yr. CMT + 1.10%, 2.85%, 1/19/2033 (b) (c)	1,492,000	1,269,737
3.20%, 7/18/2029	679,000	622,045
3.29%, 7/25/2027 (b)	130,000	123,326
3.74%, 3/7/2029 (b)	613,000	583,171

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.75%, 7/18/2039	$521,000	$448,180
1 yr. CMT + 1.13%, 3.84%, 4/17/2026 (c)	170,000	167,020
3.85%, 3/1/2026	184,000	179,678
3.96%, 3/2/2028 (b)	133,000	128,648
4.15%, 3/7/2039	188,000	170,597
1 yr. CMT + 1.95%, 5.02%, 7/20/2028 (b) (c)	663,000	660,898
1 yr. CMT + 2.13%, 5.13%, 7/20/2033 (c)	615,000	615,025
1 yr. CMT + 1.90%, 5.35%, 9/13/2028 (b) (c)	444,000	446,171
1 yr. CMT + 1.97%, 5.41%, 4/19/2034 (b) (c)	565,000	576,119
1 yr. CMT + 1.38%, 5.42%, 2/22/2029 (b) (c)	345,000	348,419
1 yr. CMT + 1.63%, 5.44%, 2/22/2034 (b) (c)	555,000	566,006
1 yr. CMT + 2.13%, 5.47%, 9/13/2033 (b) (c)	130,000	133,076
Mizuho Financial Group, Inc.:
1 yr. CMT + 0.75%, 1.55%, 7/9/2027 (c)	274,000	251,869
3 mo. USD Term SOFR + 1.53%, 1.98%, 9/8/2031 (c)	452,500	371,661
3 mo. USD Term SOFR + 1.77%, 2.20%, 7/10/2031 (b) (c)	478,300	399,825
3 mo. USD Term SOFR + 1.09%, 2.23%, 5/25/2026 (c)	274,000	264,139
1 yr. CMT + 0.90%, 2.26%, 7/9/2032 (b) (c)	138,800	113,438
2.56%, 9/13/2031	164,300	134,473
3 mo. USD Term SOFR + 1.33%, 2.59%, 5/25/2031 (c)	172,000	147,700
1 yr. CMT + 0.90%, 2.65%, 5/22/2026 (c)	100,000	96,900
2.84%, 9/13/2026 (b)	224,000	212,005
3 mo. USD Term SOFR + 1.39%, 3.15%, 7/16/2030 (c)	285,000	258,207
3.17%, 9/11/2027	272,000	255,114
4.02%, 3/5/2028	200,000	193,182
3 mo. USD Term SOFR + 1.53%, 4.25%, 9/11/2029 (c)	154,000	148,287
1 yr. CMT + 2.05%, 5.41%, 9/13/2028 (c)	390,000	393,042
1 yr. CMT + 1.30%, 5.58%, 5/26/2035 (c)	200,000	202,082
1 yr. CMT + 1.50%, 5.67%, 5/27/2029 (b) (c)	265,000	269,685
1 yr. CMT + 2.40%, 5.67%, 9/13/2033 (b) (c)	200,000	204,644
Security Description	Principal Amount	Value
1 yr. CMT + 1.80%, 5.75%, 5/27/2034 (c)	$535,000	$550,585
1 yr. CMT + 1.90%, 5.75%, 7/6/2034 (b) (c)	1,050,000	1,082,203
1 yr. CMT + 1.65%, 5.78%, 7/6/2029 (c)	734,000	750,346
Morgan Stanley:
SOFR + 0.72%, 0.99%, 12/10/2026 (c)	782,000	724,586
Series GMTN, SOFR + 0.86%, 1.51%, 7/20/2027 (c)	1,000,000	917,710
SOFR + 0.88%, 1.59%, 5/4/2027 (c)	1,144,000	1,058,074
Series MTN, SOFR + 1.03%, 1.79%, 2/13/2032 (c)	205,000	163,898
Series MTN, SOFR + 1.02%, 1.93%, 4/28/2032 (b) (c)	325,000	260,826
SOFR + 1.99%, 2.19%, 4/28/2026 (c)	525,000	506,588
Series GMTN, SOFR + 1.18%, 2.24%, 7/21/2032 (c)	798,300	650,990
SOFR + 1.00%, 2.48%, 1/21/2028 (b) (c)	565,000	525,552
SOFR + 1.36%, 2.48%, 9/16/2036 (c)	1,338,000	1,057,622
Series MTN, SOFR + 1.20%, 2.51%, 10/20/2032 (c)	1,051,000	868,452
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (c)	1,035,000	904,538
SOFR + 1.29%, 2.94%, 1/21/2033 (c)	751,000	637,952
Series MTN, 3.13%, 7/27/2026	1,139,000	1,089,169
SOFR + 1.49%, 3.22%, 4/22/2042 (c)	700,000	535,605
3.59%, 7/22/2028 (b) (c)	1,439,000	1,367,985
3.63%, 1/20/2027	2,685,000	2,592,717
Series GMTN, 3 mo. USD Term SOFR + 1.40%, 3.77%, 1/24/2029 (c)	1,245,000	1,184,705
Series GMTN, 3.88%, 1/27/2026	928,000	906,619
3.95%, 4/23/2027	1,274,000	1,230,404
3.97%, 7/22/2038 (c)	500,000	427,775
Series GMTN, 4.00%, 7/23/2025	652,000	641,301
SOFR + 1.61%, 4.21%, 4/20/2028 (c)	620,000	602,448
4.30%, 1/27/2045	385,000	338,192
Series GMTN, 4.35%, 9/8/2026	923,000	903,045
4.38%, 1/22/2047	264,000	231,533

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 3 mo. USD Term SOFR + 1.89%, 4.43%, 1/23/2030 (b) (c)	$636,300	$615,830
SOFR + 1.67%, 4.68%, 7/17/2026 (c)	697,000	689,542
SOFR + 2.08%, 4.89%, 7/20/2033 (c)	284,000	275,471
5.00%, 11/24/2025 (b)	628,000	624,351
SOFR + 1.30%, 5.05%, 1/28/2027 (c)	500,000	498,250
SOFR + 1.73%, 5.12%, 2/1/2029 (c)	300,000	299,361
Series MTN, SOFR + 1.59%, 5.16%, 4/20/2029 (c)	660,000	659,584
SOFR + 1.45%, 5.17%, 1/16/2030 (b) (c)	430,000	430,537
Series MTN, SOFR + 1.87%, 5.25%, 4/21/2034 (c)	860,000	852,088
SOFR + 2.62%, 5.30%, 4/20/2037 (c)	674,000	647,087
Series MTN, SOFR + 1.88%, 5.42%, 7/21/2034 (c)	640,000	642,003
SOFR + 1.63%, 5.45%, 7/20/2029 (c)	410,000	413,530
SOFR + 1.73%, 5.47%, 1/18/2035 (b) (c)	300,000	302,676
5 yr. CMT + 1.80%, 5.94%, 2/7/2039 (c)	535,000	532,566
5 yr. CMT + 2.43%, 5.95%, 1/19/2038 (c)	577,000	577,704
Series VAR, SOFR + 1.77%, 6.14%, 10/16/2026 (c)	164,000	165,889
Series MTN, 6.25%, 8/9/2026	343,000	351,201
SOFR + 2.24%, 6.30%, 10/18/2028 (c)	805,000	833,078
SOFR + 2.56%, 6.34%, 10/18/2033 (c)	2,268,000	2,430,117
6.38%, 7/24/2042	350,000	395,073
SOFR + 1.83%, 6.41%, 11/1/2029 (c)	625,000	655,219
SOFR + 2.05%, 6.63%, 11/1/2034 (c)	560,000	612,629
7.25%, 4/1/2032	982,000	1,121,788
Morgan Stanley Bank NA:
SOFR + 1.08%, 4.95%, 1/14/2028 (c)	440,000	438,011
5.88%, 10/30/2026	640,000	652,256
National Australia Bank Ltd.:
2.50%, 7/12/2026	342,000	323,724
3.38%, 1/14/2026 (b)	565,000	548,835
4.75%, 12/10/2025	450,000	448,371
4.79%, 1/10/2029	500,000	499,420
4.90%, 6/13/2028 (b)	565,000	566,514
4.94%, 1/12/2028	161,000	161,441
4.97%, 1/12/2026	296,000	295,677
Security Description	Principal Amount	Value
NatWest Group PLC:
1 yr. CMT + 0.90%, 1.64%, 6/14/2027 (c)	$537,000	$493,943
5 yr. CMT + 2.35%, 3.03%, 11/28/2035 (b) (c)	250,000	209,158
1 yr. CMT + 2.55%, 3.07%, 5/22/2028 (c)	423,000	394,761
3 mo. USD Term SOFR + 1.87%, 4.45%, 5/8/2030 (c)	391,000	372,779
4.80%, 4/5/2026	636,000	628,794
3 mo. USD Term SOFR + 1.75%, 4.89%, 5/18/2029 (c)	545,000	533,642
3 mo. USD Term SOFR + 1.91%, 5.08%, 1/27/2030 (c)	581,000	570,989
1 yr. CMT + 1.10%, 5.58%, 3/1/2028 (b) (c)	420,000	422,318
1 yr. CMT + 1.50%, 5.78%, 3/1/2035 (c)	500,000	507,045
1 yr. CMT + 1.95%, 5.81%, 9/13/2029 (b) (c)	545,000	553,693
1 yr. CMT + 1.35%, 5.85%, 3/2/2027 (c)	335,000	336,605
Northern Trust Corp.:
1.95%, 5/1/2030 (b)	52,000	44,236
3.15%, 5/3/2029 (b)	174,000	162,074
3 mo. USD Term SOFR + 1.13%, 3.38%, 5/8/2032 (b) (c)	646,000	602,305
3.65%, 8/3/2028 (b)	117,000	112,469
3.95%, 10/30/2025	305,000	298,763
4.00%, 5/10/2027 (b)	551,000	536,872
6.13%, 11/2/2032 (b)	156,000	164,767
Oesterreichische Kontrollbank AG:
4.13%, 1/20/2026	215,000	212,459
Series MTN, 4.13%, 1/18/2029	250,000	247,470
4.63%, 11/3/2025	450,000	447,966
5.00%, 10/23/2026	425,000	428,872
PNC Bank NA:
3.10%, 10/25/2027 (b)	320,000	298,570
3.25%, 1/22/2028	100,000	93,549
3.88%, 4/10/2025	170,000	167,129
4.05%, 7/26/2028	416,000	396,203
4.20%, 11/1/2025	615,000	602,079
PNC Financial Services Group, Inc.:
SOFR + 0.98%, 2.31%, 4/23/2032 (c)	100,000	82,263
2.55%, 1/22/2030	614,300	536,038
2.60%, 7/23/2026	100,000	94,492
3.15%, 5/19/2027 (b)	1,497,000	1,417,809
3.45%, 4/23/2029	400,000	373,404

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.09%, 4.76%, 1/26/2027 (c)	$200,000	$198,212
SOFR + 1.93%, 5.07%, 1/24/2034 (c)	525,000	507,911
SOFR + 1.62%, 5.35%, 12/2/2028 (b) (c)	262,000	263,121
SOFR + 1.84%, 5.58%, 6/12/2029 (b) (c)	890,000	900,947
SOFR + 1.90%, 5.68%, 1/22/2035 (b) (c)	375,000	378,551
SOFR + 1.32%, 5.81%, 6/12/2026 (b) (c)	618,000	620,237
SOFR + 1.95%, 5.94%, 8/18/2034 (c)	300,000	307,977
SOFR + 2.14%, 6.04%, 10/28/2033 (c)	494,000	510,934
SOFR + 1.73%, 6.62%, 10/20/2027 (c)	375,000	385,984
SOFR + 2.28%, 6.88%, 10/20/2034 (c)	271,000	296,702
Regions Bank 6.45%, 6/26/2037	100,000	102,971
Regions Financial Corp.:
1.80%, 8/12/2028	101,500	87,500
2.25%, 5/18/2025	325,532	313,409
Royal Bank of Canada:
Series GMTN, 0.88%, 1/20/2026	727,000	676,081
Series MTN, 1.15%, 6/10/2025	969,000	924,232
1.20%, 4/27/2026	550,000	508,271
Series GMTN, 1.40%, 11/2/2026	528,000	482,455
Series GMTN, 2.30%, 11/3/2031	395,000	328,490
3.38%, 4/14/2025	904,000	886,155
3.63%, 5/4/2027 (b)	315,000	303,074
3.88%, 5/4/2032	100,000	92,344
Series GMTN, 4.24%, 8/3/2027	330,000	322,499
Series GMTN, 4.65%, 1/27/2026	534,000	528,115
Series GMTN, 4.88%, 1/12/2026	390,000	388,764
Series GMTN, 4.90%, 1/12/2028	375,000	375,124
Series GMTN, 4.95%, 2/1/2029 (b)	535,000	535,369
Series GMTN, 5.00%, 2/1/2033 (b)	250,000	248,920
Series GMTN, 5.00%, 5/2/2033 (b)	150,000	149,322
Series GMTN, 5.20%, 8/1/2028 (b)	525,000	530,523
Series MTN, 6.00%, 11/1/2027	670,000	692,700
Security Description	Principal Amount	Value
Santander Holdings USA, Inc.:
SOFR + 1.25%, 2.49%, 1/6/2028 (b) (c)	$319,000	$290,009
3.24%, 10/5/2026	299,000	282,361
3.45%, 6/2/2025	422,000	410,235
4.40%, 7/13/2027	684,000	663,863
4.50%, 7/17/2025	257,000	252,644
SOFR + 2.50%, 6.17%, 1/9/2030 (b) (c)	500,000	504,860
SOFR + 2.36%, 6.50%, 3/9/2029 (b) (c)	455,000	465,747
SOFR + 2.70%, 6.57%, 6/12/2029 (c)	420,000	432,722
Santander U.K. Group Holdings PLC:
1 yr. CMT + 1.25%, 1.53%, 8/21/2026 (c)	301,000	283,566
SOFR + 0.99%, 1.67%, 6/14/2027 (c)	464,000	424,528
SOFR + 1.22%, 2.47%, 1/11/2028 (c)	462,000	424,449
3 mo. USD Term SOFR + 1.40%, 3.82%, 11/3/2028 (b) (c)	352,000	331,119
SOFR + 2.60%, 6.53%, 1/10/2029 (c)	335,000	346,092
SOFR + 2.75%, 6.83%, 11/21/2026 (c)	345,000	350,703
Sumitomo Mitsui Financial Group, Inc.:
0.95%, 1/12/2026	810,000	751,939
1.40%, 9/17/2026	395,000	361,156
1.47%, 7/8/2025	830,000	790,492
1.71%, 1/12/2031	373,000	299,597
1.90%, 9/17/2028	615,000	538,943
2.13%, 7/8/2030	826,000	691,858
2.14%, 9/23/2030	175,300	145,285
2.17%, 1/14/2027	384,000	355,569
2.63%, 7/14/2026	381,000	360,917
2.72%, 9/27/2029	249,000	220,731
2.75%, 1/15/2030	972,000	861,211
3.01%, 10/19/2026	308,000	292,329
3.04%, 7/16/2029	850,000	770,873
3.36%, 7/12/2027	134,000	127,359
3.78%, 3/9/2026	319,000	310,929
5.46%, 1/13/2026	800,000	802,976
5.52%, 1/13/2028 (b)	975,000	994,159
5.71%, 1/13/2030 (b)	460,000	474,596
5.77%, 1/13/2033 (b)	600,000	624,114
5.78%, 7/13/2033 (b)	700,000	728,840
5.81%, 9/14/2033 (b)	350,000	367,209
6.18%, 7/13/2043	655,000	725,157
SVB Financial Group 3.13%, 6/5/2030 (d)	500	320
Synchrony Bank:
5.40%, 8/22/2025	360,000	356,753

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.63%, 8/23/2027	$450,000	$441,855
Synovus Bank 5.63%, 2/15/2028	373,000	362,317
Toronto-Dominion Bank:
Series MTN, 0.75%, 9/11/2025	855,000	803,213
Series MTN, 0.75%, 1/6/2026	475,000	440,871
Series MTN, 1.15%, 6/12/2025	590,000	561,999
Series MTN, 1.20%, 6/3/2026	535,000	492,339
Series MTN, 1.25%, 9/10/2026	593,000	541,000
1.95%, 1/12/2027 (b)	528,000	488,115
Series MTN, 2.00%, 9/10/2031 (b)	611,000	499,193
Series GMTN, 2.45%, 1/12/2032 (b)	523,000	435,345
Series MTN, 3.20%, 3/10/2032 (b)	395,000	347,047
5 yr. USD Swap + 2.21%, 3.63%, 9/15/2031 (c)	258,000	246,839
3.77%, 6/6/2025	518,000	508,971
4.46%, 6/8/2032 (b)	200,000	191,304
Series MTN, 4.69%, 9/15/2027	502,000	497,271
Series GMTN, 4.98%, 4/5/2027	300,000	299,541
Series GMTN, 4.99%, 4/5/2029	300,000	299,925
5.10%, 1/9/2026	210,000	210,279
5.16%, 1/10/2028 (b)	300,000	302,016
5.26%, 12/11/2026	130,000	130,865
Series MTN, 5.52%, 7/17/2028	650,000	663,981
Truist Bank:
2.25%, 3/11/2030	300,000	249,729
3.30%, 5/15/2026	256,000	245,468
4.05%, 11/3/2025	250,000	245,600
Truist Financial Corp.:
Series MTN, 1.20%, 8/5/2025 (b)	232,000	219,252
Series MTN, SOFR + 0.61%, 1.27%, 3/2/2027 (c)	321,000	296,633
Series MTN, SOFR + 0.86%, 1.89%, 6/7/2029 (c)	301,000	261,602
Series MTN, 1.95%, 6/5/2030	409,000	338,321
Series MTN, 3.88%, 3/19/2029 (b)	803,000	747,039
4.00%, 5/1/2025	679,000	668,082
Series MTN, SOFR + 1.46%, 4.26%, 7/28/2026 (c)	445,000	437,702
Series MTN, SOFR + 1.44%, 4.87%, 1/26/2029 (b) (c)	299,000	293,806
Security Description	Principal Amount	Value
Series MTN, SOFR + 2.24%, 4.92%, 7/28/2033 (c)	$256,000	$238,346
Series MTN, SOFR + 1.85%, 5.12%, 1/26/2034 (c)	552,000	530,742
Series MTN, SOFR + 1.62%, 5.44%, 1/24/2030 (b) (c)	280,000	279,524
Series MTN, SOFR + 1.92%, 5.71%, 1/24/2035 (c)	235,000	236,088
Series MTN, SOFR + 2.36%, 5.87%, 6/8/2034 (c)	1,050,000	1,062,831
Series MTN, SOFR + 1.63%, 5.90%, 10/28/2026 (c)	177,000	177,981
Series MTN, SOFR + 2.05%, 6.05%, 6/8/2027 (c)	558,000	565,477
Series MTN, SOFR + 2.30%, 6.12%, 10/28/2033 (c)	283,000	292,181
Series MTN, SOFR + 2.45%, 7.16%, 10/30/2029 (c)	530,000	565,409
U.S. Bancorp:
Series MTN, 1.38%, 7/22/2030 (b)	319,000	256,278
Series MTN, SOFR + 0.73%, 2.22%, 1/27/2028 (c)	295,000	272,070
Series V, 2.38%, 7/22/2026	360,000	339,286
5 yr. CMT + 0.95%, 2.49%, 11/3/2036 (c)	340,000	267,764
Series MTN, SOFR + 1.02%, 2.68%, 1/27/2033 (b) (c)	394,000	326,023
Series MTN, 3.10%, 4/27/2026 (b)	377,000	361,475
Series MTN, 3.90%, 4/26/2028	292,000	280,933
Series MTN, SOFR + 1.66%, 4.55%, 7/22/2028 (b) (c)	1,032,000	1,011,484
SOFR + 1.23%, 4.65%, 2/1/2029 (b) (c)	475,000	465,087
SOFR + 1.60%, 4.84%, 2/1/2034 (b) (c)	699,000	663,372
Series MTN, SOFR + 2.11%, 4.97%, 7/22/2033 (c)	454,000	429,688
SOFR + 1.86%, 5.68%, 1/23/2035 (c)	475,000	479,840
SOFR + 1.43%, 5.73%, 10/21/2026 (c)	718,000	721,935
SOFR + 2.02%, 5.78%, 6/12/2029 (c)	280,000	284,922
SOFR + 2.26%, 5.84%, 6/12/2034 (c)	1,073,000	1,093,859
SOFR + 2.09%, 5.85%, 10/21/2033 (c)	704,000	718,742
SOFR + 1.88%, 6.79%, 10/26/2027 (c)	500,000	517,970
UBS AG:
4.50%, 6/26/2048	125,000	113,153
5.65%, 9/11/2028	1,320,000	1,351,601
5.80%, 9/11/2025	320,000	322,288

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
UBS Group AG:
4.55%, 4/17/2026	$412,000	$405,441
4.88%, 5/15/2045 (b)	250,000	232,418
Wachovia Corp. 5.50%, 8/1/2035	1,055,000	1,061,066
Webster Financial Corp. 4.10%, 3/25/2029	399,000	365,707
Wells Fargo & Co.:
SOFR + 2.00%, 2.19%, 4/30/2026 (c)	432,000	416,146
Series MTN, SOFR + 2.10%, 2.39%, 6/2/2028 (c)	769,000	704,019
Series MTN, 3 mo. USD Term SOFR + 1.26%, 2.57%, 2/11/2031 (c)	965,000	831,512
3.00%, 4/22/2026	2,609,000	2,495,848
3.00%, 10/23/2026	1,253,000	1,186,391
SOFR + 2.53%, 3.07%, 4/30/2041 (c)	1,178,700	882,269
Series MTN, 3 mo. USD Term SOFR + 1.43%, 3.20%, 6/17/2027 (c)	583,000	556,701
Series MTN, 3.30%, 9/9/2024	596,300	590,170
Series MTN, SOFR + 1.50%, 3.35%, 3/2/2033 (c)	1,161,000	1,006,668
Series MTN, 3.55%, 9/29/2025	611,000	595,811
Series MTN, 3 mo. USD Term SOFR + 1.57%, 3.58%, 5/22/2028 (c)	1,315,000	1,249,763
3.90%, 5/1/2045	735,000	599,944
Series MTN, SOFR + 1.32%, 3.91%, 4/25/2026 (c)	1,027,000	1,007,990
Series MTN, 4.10%, 6/3/2026	533,400	519,260
Series MTN, 4.15%, 1/24/2029	807,000	777,682
Series GMTN, 4.30%, 7/22/2027	554,000	539,557
Series MTN, 4.40%, 6/14/2046	668,000	555,736
Series MTN, 3 mo. USD Term SOFR + 4.03%, 4.48%, 4/4/2031 (c)	464,500	445,288
Series MTN, SOFR + 2.13%, 4.61%, 4/25/2053 (b) (c)	1,165,000	1,027,891
Series MTN, 4.65%, 11/4/2044	521,000	454,536
Series MTN, 4.75%, 12/7/2046	153,000	133,955
Series GMTN, 4.90%, 11/17/2045	839,000	755,746
Series MTN, SOFR + 2.10%, 4.90%, 7/25/2033 (c)	2,427,000	2,337,031
Security Description	Principal Amount	Value
Series MTN, 3 mo. USD Term SOFR + 4.50%, 5.01%, 4/4/2051 (c)	$1,389,000	$1,305,202
SOFR + 1.50%, 5.20%, 1/23/2030 (b) (c)	485,000	484,151
5.38%, 11/2/2043	1,504,000	1,454,082
SOFR + 2.02%, 5.39%, 4/24/2034 (c)	1,586,000	1,574,121
SOFR + 1.78%, 5.50%, 1/23/2035 (b) (c)	495,000	495,965
Series MTN, SOFR + 1.99%, 5.56%, 7/25/2034 (c)	1,550,000	1,557,207
Series MTN, SOFR + 1.74%, 5.57%, 7/25/2029 (c)	1,290,000	1,304,770
5.61%, 1/15/2044 (b)	1,595,300	1,572,376
SOFR + 1.79%, 6.30%, 10/23/2029 (c)	725,000	755,298
SOFR + 2.06%, 6.49%, 10/23/2034 (b) (c)	945,000	1,014,344
Wells Fargo Bank NA:
4.81%, 1/15/2026	575,000	572,085
5.25%, 12/11/2026	610,000	612,458
5.45%, 8/7/2026	700,000	704,767
5.55%, 8/1/2025	430,000	432,120
5.85%, 2/1/2037	389,000	404,467
Westpac Banking Corp.:
1.15%, 6/3/2026	581,000	535,723
1.95%, 11/20/2028 (b)	453,000	399,623
2.15%, 6/3/2031 (b)	260,000	217,594
5 yr. CMT + 1.75%, 2.67%, 11/15/2035 (c)	550,000	453,508
2.70%, 8/19/2026	180,000	171,081
5 yr. CMT + 1.53%, 3.02%, 11/18/2036 (c)	474,000	389,642
3.13%, 11/18/2041	258,000	182,883
3.35%, 3/8/2027 (b)	525,000	504,073
3.40%, 1/25/2028	712,000	677,290
5 yr. CMT + 2.00%, 4.11%, 7/24/2034 (c)	90,000	83,218
Series GMTN, 5 yr. USD ICE Swap + 2.24%, 4.32%, 11/23/2031 (c)	404,000	389,840
4.42%, 7/24/2039 (b)	283,000	249,753
1 yr. CMT + 2.68%, 5.41%, 8/10/2033 (b) (c)	269,000	266,722
5.46%, 11/18/2027	461,000	470,423
6.82%, 11/17/2033 (b)	570,000	619,487
Zions Bancorp NA 3.25%, 10/29/2029	150,000	122,963
		449,585,271
BEVERAGES — 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
3.65%, 2/1/2026	932,000	910,750
4.70%, 2/1/2036	2,250,000	2,183,872

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.90%, 2/1/2046	$3,782,000	$3,595,585
Anheuser-Busch InBev Finance, Inc.:
4.63%, 2/1/2044	150,000	138,121
4.70%, 2/1/2036	338,000	325,197
4.90%, 2/1/2046	332,000	312,352
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 6/1/2030	285,000	265,349
3.75%, 7/15/2042	150,000	124,559
4.00%, 4/13/2028 (b)	801,000	781,472
4.35%, 6/1/2040	290,000	263,056
4.38%, 4/15/2038	464,000	431,520
4.44%, 10/6/2048	838,000	744,898
4.60%, 4/15/2048	620,500	564,953
4.75%, 1/23/2029	1,208,000	1,207,493
4.75%, 4/15/2058	190,000	175,400
4.90%, 1/23/2031 (b)	473,000	479,078
4.95%, 1/15/2042	525,000	511,450
5.45%, 1/23/2039	312,000	322,003
5.55%, 1/23/2049 (b)	1,210,000	1,262,320
5.80%, 1/23/2059	430,000	463,136
8.00%, 11/15/2039	96,000	121,419
8.20%, 1/15/2039	230,000	298,361
Brown-Forman Corp.:
3.50%, 4/15/2025	200,000	196,220
4.00%, 4/15/2038	285,000	253,077
4.50%, 7/15/2045	50,000	44,859
Coca-Cola Co.:
1.00%, 3/15/2028 (b)	466,511	409,303
1.38%, 3/15/2031 (b)	342,000	277,783
1.45%, 6/1/2027 (b)	606,000	551,508
1.65%, 6/1/2030	442,000	372,792
2.00%, 3/5/2031	183,000	154,767
2.13%, 9/6/2029 (b)	376,000	333,640
2.25%, 1/5/2032 (b)	350,000	297,885
2.50%, 6/1/2040 (b)	350,000	254,075
2.50%, 3/15/2051	410,000	259,587
2.60%, 6/1/2050 (b)	371,000	242,437
2.75%, 6/1/2060 (b)	366,000	238,325
2.88%, 5/5/2041	394,000	297,667
3.38%, 3/25/2027 (b)	832,000	806,141
3.45%, 3/25/2030 (b)	734,000	690,665
Coca-Cola Femsa SAB de CV 5.25%, 11/26/2043	1,000	986
Constellation Brands, Inc.:
2.25%, 8/1/2031	160,000	132,189
2.88%, 5/1/2030	325,000	287,872
3.15%, 8/1/2029	421,200	384,223
3.60%, 2/15/2028 (b)	545,000	517,668
3.75%, 5/1/2050	373,000	285,255
4.10%, 2/15/2048	100,000	81,592
4.35%, 5/9/2027	128,000	125,338
4.50%, 5/9/2047	251,000	215,037
4.65%, 11/15/2028	123,000	121,034
Security Description	Principal Amount	Value
5.00%, 2/2/2026 (b)	$369,000	$366,756
5.25%, 11/15/2048 (b)	450,000	430,555
Diageo Capital PLC:
1.38%, 9/29/2025	250,000	236,662
2.00%, 4/29/2030	319,400	271,771
2.13%, 4/29/2032	393,000	320,904
3.88%, 5/18/2028	285,000	276,114
5.20%, 10/24/2025	160,000	160,173
5.30%, 10/24/2027	390,000	395,433
5.50%, 1/24/2033	250,000	259,325
5.63%, 10/5/2033	250,000	262,982
Diageo Investment Corp. 7.45%, 4/15/2035	101,000	119,645
Fomento Economico Mexicano SAB de CV:
3.50%, 1/16/2050	231,000	170,501
4.38%, 5/10/2043	1,000	871
Keurig Dr Pepper, Inc.:
2.55%, 9/15/2026	122,000	114,811
3.20%, 5/1/2030	376,000	339,122
3.35%, 3/15/2051	325,000	228,202
3.40%, 11/15/2025	450,000	436,878
4.05%, 4/15/2032 (b)	493,000	459,466
4.42%, 5/25/2025 (b)	152,000	150,357
4.42%, 12/15/2046	412,000	352,450
4.50%, 11/15/2045	183,000	160,372
4.60%, 5/25/2028	290,000	286,204
5.05%, 3/15/2029	415,000	415,685
5.30%, 3/15/2034 (b)	500,000	502,055
Molson Coors Beverage Co.:
3.00%, 7/15/2026	761,000	726,618
4.20%, 7/15/2046 (b)	450,000	376,501
5.00%, 5/1/2042	414,000	392,228
Pepsico Singapore Financing I Pte. Ltd.:
4.55%, 2/16/2029	500,000	496,150
4.65%, 2/16/2027	500,000	496,980
4.70%, 2/16/2034	500,000	494,110
PepsiCo, Inc.:
1.40%, 2/25/2031 (b)	122,500	98,970
1.63%, 5/1/2030 (b)	530,000	444,755
1.95%, 10/21/2031 (b)	475,000	394,834
2.38%, 10/6/2026	515,000	486,237
2.63%, 10/21/2041	748,000	543,557
2.75%, 3/19/2030	960,000	864,240
2.75%, 10/21/2051 (b)	451,000	301,061
3.00%, 10/15/2027	589,000	558,060
3.45%, 10/6/2046	671,000	526,124
3.60%, 2/18/2028 (b)	605,000	584,533
3.63%, 3/19/2050	265,000	211,125
3.90%, 7/18/2032 (b)	360,000	340,963
4.00%, 3/5/2042	100,000	90,315
4.20%, 7/18/2052	600,000	525,054
4.45%, 2/15/2033 (b)	197,000	197,530
4.45%, 4/14/2046	100,000	92,152

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.55%, 2/13/2026 (b)	$130,000	$129,363
4.65%, 2/15/2053	328,000	308,107
7.00%, 3/1/2029 (b)	150,000	165,687
		39,876,817
BIOTECHNOLOGY — 0.3%
Amgen, Inc.:
1.65%, 8/15/2028	810,000	708,709
2.00%, 1/15/2032	100,000	80,860
2.20%, 2/21/2027	740,000	684,840
2.45%, 2/21/2030	475,000	415,231
2.60%, 8/19/2026	339,000	320,996
2.77%, 9/1/2053	246,000	152,513
2.80%, 8/15/2041 (b)	340,000	246,711
3.13%, 5/1/2025	222,000	216,756
3.15%, 2/21/2040	254,000	195,735
3.20%, 11/2/2027	653,000	616,667
3.35%, 2/22/2032	650,000	580,762
3.38%, 2/21/2050 (b)	286,000	208,691
4.05%, 8/18/2029 (b)	250,000	240,325
4.20%, 2/22/2052	683,000	561,672
4.40%, 5/1/2045	650,000	564,343
4.40%, 2/22/2062	822,000	676,555
4.56%, 6/15/2048	524,000	462,577
4.66%, 6/15/2051 (b)	592,000	523,583
4.95%, 10/1/2041	68,000	64,577
5.15%, 3/2/2028	921,000	927,373
5.15%, 11/15/2041	422,000	408,479
5.25%, 3/2/2033	1,100,000	1,109,350
5.51%, 3/2/2026	368,000	367,834
5.60%, 3/2/2043 (b)	2,149,000	2,184,458
5.65%, 6/15/2042	218,000	222,306
5.65%, 3/2/2053	1,072,000	1,092,518
5.75%, 3/2/2063	353,000	360,109
6.40%, 2/1/2039	250,000	272,558
Baxalta, Inc. 4.00%, 6/23/2025	234,000	230,134
Biogen, Inc.:
2.25%, 5/1/2030	474,000	400,667
3.15%, 5/1/2050 (b)	379,000	252,801
4.05%, 9/15/2025	937,000	919,441
5.20%, 9/15/2045	258,000	244,514
Bio-Rad Laboratories, Inc. 3.30%, 3/15/2027	310,000	293,861
Gilead Sciences, Inc.:
1.20%, 10/1/2027	566,000	501,312
1.65%, 10/1/2030 (b)	293,000	241,297
2.60%, 10/1/2040	312,000	220,609
2.80%, 10/1/2050	301,000	196,851
2.95%, 3/1/2027	463,000	440,429
3.65%, 3/1/2026	1,002,000	976,008
4.00%, 9/1/2036	318,000	285,186
4.15%, 3/1/2047 (b)	450,000	378,320
4.60%, 9/1/2035	300,000	287,493
4.75%, 3/1/2046	702,000	644,864
4.80%, 4/1/2044	537,000	498,449
Security Description	Principal Amount	Value
5.25%, 10/15/2033 (b)	$200,000	$204,102
5.55%, 10/15/2053 (b)	400,000	413,652
Illumina, Inc.:
2.55%, 3/23/2031 (b)	190,000	157,117
5.75%, 12/13/2027	306,000	309,602
5.80%, 12/12/2025	100,000	100,209
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	453,000	370,368
Royalty Pharma PLC:
1.20%, 9/2/2025	480,438	452,294
1.75%, 9/2/2027 (b)	100,000	89,299
2.15%, 9/2/2031 (b)	221,000	177,916
2.20%, 9/2/2030	163,000	135,484
3.55%, 9/2/2050 (b)	550,000	378,895
		24,268,262
CHEMICALS — 0.3%
Air Products & Chemicals, Inc.:
1.50%, 10/15/2025 (b)	130,000	123,295
1.85%, 5/15/2027 (b)	328,000	301,212
2.70%, 5/15/2040	557,000	406,510
2.80%, 5/15/2050	155,000	104,312
4.60%, 2/8/2029	500,000	497,455
4.85%, 2/8/2034	500,000	494,700
Albemarle Corp.:
5.45%, 12/1/2044 (b)	398,000	368,357
5.65%, 6/1/2052	175,000	160,498
Cabot Corp.:
4.00%, 7/1/2029 (b)	130,000	122,685
5.00%, 6/30/2032	363,000	353,892
Celanese U.S. Holdings LLC:
6.17%, 7/15/2027 (b)	348,000	354,462
6.33%, 7/15/2029	498,000	516,466
6.35%, 11/15/2028	250,000	259,390
6.70%, 11/15/2033	570,000	607,711
CF Industries, Inc.:
4.95%, 6/1/2043	370,000	331,265
5.15%, 3/15/2034	252,000	248,177
5.38%, 3/15/2044	636,000	597,388
Dow Chemical Co.:
2.10%, 11/15/2030 (b)	275,000	232,237
3.60%, 11/15/2050	200,000	145,720
4.38%, 11/15/2042	588,000	501,805
4.63%, 10/1/2044	215,000	189,355
4.80%, 11/30/2028 (b)	131,000	130,775
5.15%, 2/15/2034 (b)	500,000	498,525
5.25%, 11/15/2041	769,000	732,542
5.55%, 11/30/2048 (b)	100,000	97,643
6.30%, 3/15/2033 (b)	240,000	258,516
7.38%, 11/1/2029	628,000	699,140
DuPont de Nemours, Inc.:
4.49%, 11/15/2025	715,000	705,698
4.73%, 11/15/2028 (b)	591,000	590,179
5.32%, 11/15/2038 (b)	476,000	474,696
5.42%, 11/15/2048 (b)	346,000	345,384

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Eastman Chemical Co.:
4.50%, 12/1/2028 (b)	$250,000	$243,532
4.65%, 10/15/2044	100,000	85,213
4.80%, 9/1/2042	865,000	759,427
Ecolab, Inc.:
1.30%, 1/30/2031 (b)	190,000	152,095
2.70%, 11/1/2026	200,000	190,046
2.70%, 12/15/2051	161,000	104,109
4.80%, 3/24/2030 (b)	363,000	364,619
5.25%, 1/15/2028	755,000	769,647
EIDP, Inc.:
2.30%, 7/15/2030 (b)	188,000	161,860
4.80%, 5/15/2033 (b)	510,000	503,472
FMC Corp.:
3.45%, 10/1/2029	300,000	270,183
4.50%, 10/1/2049	107,000	82,495
5.65%, 5/18/2033 (b)	675,000	663,829
6.38%, 5/18/2053	175,000	174,377
Huntsman International LLC:
2.95%, 6/15/2031	150,000	124,997
4.50%, 5/1/2029 (b)	202,000	192,936
International Flavors & Fragrances, Inc.:
4.38%, 6/1/2047	273,000	211,084
5.00%, 9/26/2048 (b)	250,000	213,972
Linde, Inc.:
1.10%, 8/10/2030	250	202
2.00%, 8/10/2050	105,000	59,457
3.55%, 11/7/2042	366,000	298,078
Lubrizol Corp. 6.50%, 10/1/2034	188,000	212,690
LYB International Finance BV 4.88%, 3/15/2044 (b)	289,000	256,427
LYB International Finance III LLC:
1.25%, 10/1/2025	115,429	108,428
3.38%, 10/1/2040	342,000	255,990
3.63%, 4/1/2051 (b)	274,000	193,685
3.80%, 10/1/2060	100,000	69,557
4.20%, 10/15/2049 (b)	258,000	201,188
4.20%, 5/1/2050	319,000	248,820
5.50%, 3/1/2034	250,000	250,370
5.63%, 5/15/2033 (b)	500,000	511,805
LyondellBasell Industries NV 4.63%, 2/26/2055 (b)	332,000	276,602
Mosaic Co.:
4.05%, 11/15/2027 (b)	256,000	247,020
4.88%, 11/15/2041 (b)	229,000	205,214
5.38%, 11/15/2028	105,000	106,280
5.45%, 11/15/2033	100,000	99,916
5.63%, 11/15/2043	100,000	97,785
NewMarket Corp. 2.70%, 3/18/2031	315,000	264,553
Nutrien Ltd.:
2.95%, 5/13/2030 (b)	225,000	200,606
3.00%, 4/1/2025	181,000	176,441
Security Description	Principal Amount	Value
3.95%, 5/13/2050	$350,000	$273,150
4.00%, 12/15/2026	628,000	609,273
4.13%, 3/15/2035	260,000	236,158
4.90%, 3/27/2028	125,000	124,463
4.90%, 6/1/2043	140,000	127,131
5.63%, 12/1/2040	150,000	148,488
5.95%, 11/7/2025	133,000	134,138
PPG Industries, Inc.:
1.20%, 3/15/2026	135,000	125,123
3.75%, 3/15/2028	428,000	412,001
RPM International, Inc. 3.75%, 3/15/2027	331,000	316,760
Sherwin-Williams Co.:
2.20%, 3/15/2032 (b)	245,000	199,739
2.30%, 5/15/2030	163,000	139,989
2.90%, 3/15/2052	107,000	69,702
2.95%, 8/15/2029 (b)	464,000	420,802
3.45%, 8/1/2025	317,000	309,088
3.45%, 6/1/2027	694,000	663,353
4.25%, 8/8/2025	175,000	172,517
4.50%, 6/1/2047	305,000	267,238
Westlake Corp.:
3.13%, 8/15/2051	341,000	220,634
3.38%, 6/15/2030	305,000	274,311
3.60%, 8/15/2026 (b)	175,000	168,285
4.38%, 11/15/2047	200,000	165,926
5.00%, 8/15/2046	200,000	178,830
		26,816,096
COAL — 0.0% (a)
Teck Resources Ltd.:
3.90%, 7/15/2030 (b)	500,000	461,100
6.00%, 8/15/2040	123,000	123,499
6.13%, 10/1/2035	264,000	272,340
		856,939
COMMERCIAL SERVICES — 0.3%
American University Series 2019, 3.67%, 4/1/2049	351,000	283,225
Automatic Data Processing, Inc.:
1.25%, 9/1/2030	317,000	259,192
1.70%, 5/15/2028	175,000	156,667
3.38%, 9/15/2025	419,000	409,866
Block Financial LLC 3.88%, 8/15/2030 (b)	197,000	179,002
California Endowment Series 2021, 2.50%, 4/1/2051	260,000	164,523
California Institute of Technology 4.32%, 8/1/2045 (b)	289,000	265,221
Case Western Reserve University Series 22-C, 5.41%, 6/1/2122	110,000	107,948

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Cintas Corp. No. 2:
3.45%, 5/1/2025	$201,000	$196,978
3.70%, 4/1/2027	355,000	344,822
Claremont Mckenna College 3.78%, 1/1/2122	125,000	84,710
Duke University:
Series 2020, 2.68%, 10/1/2044	433,000	318,597
Series 2020, 2.83%, 10/1/2055	138,000	93,069
Emory University:
Series 2020, 2.14%, 9/1/2030	154,000	133,070
Series 2020, 2.97%, 9/1/2050 (b)	236,000	166,038
Equifax, Inc.:
2.35%, 9/15/2031	323,000	266,876
2.60%, 12/15/2025	227,000	216,710
3.10%, 5/15/2030	150,000	133,981
5.10%, 12/15/2027	425,000	424,664
Ford Foundation Series 2020, 2.42%, 6/1/2050	330,000	207,223
George Washington University:
Series 2014, 4.30%, 9/15/2044	130,000	116,089
Series 2015, 4.87%, 9/15/2045	262,000	253,831
Georgetown University:
Series B, 4.32%, 4/1/2049	135,000	119,771
Series A, 5.22%, 10/1/2118	125,000	118,040
Global Payments, Inc.:
1.20%, 3/1/2026	519,000	480,319
2.15%, 1/15/2027	200,000	184,516
2.90%, 5/15/2030	308,000	267,399
2.90%, 11/15/2031	260,000	218,213
3.20%, 8/15/2029	542,000	486,954
4.15%, 8/15/2049 (b)	189,000	146,490
4.80%, 4/1/2026	160,000	158,320
4.95%, 8/15/2027	208,000	206,488
5.30%, 8/15/2029	250,000	248,925
5.95%, 8/15/2052	344,000	343,202
GXO Logistics, Inc.:
1.65%, 7/15/2026	170,000	155,745
2.65%, 7/15/2031	244,000	199,302
Howard University Series 22A, 5.21%, 10/1/2052	125,000	120,274
Johns Hopkins University:
Series 2013, 4.08%, 7/1/2053	161,000	141,012
Series A, 4.71%, 7/1/2032	147,000	148,445
Leland Stanford Junior University:
2.41%, 6/1/2050	317,000	203,619
3.65%, 5/1/2048	285,000	236,276
Security Description	Principal Amount	Value
Massachusetts Institute of Technology:
Series F, 2.99%, 7/1/2050 (b)	$215,000	$156,623
3.07%, 4/1/2052	150,000	109,968
3.89%, 7/1/2116	307,000	233,400
4.68%, 7/1/2114	330,000	302,201
5.60%, 7/1/2111	115,000	125,565
Moody's Corp.:
2.00%, 8/19/2031 (b)	229,000	186,550
2.75%, 8/19/2041	250,000	177,830
3.75%, 2/25/2052	359,000	281,122
4.25%, 8/8/2032	418,000	397,831
4.88%, 12/17/2048	223,000	208,048
5.25%, 7/15/2044	144,000	141,660
Northwestern University:
Series 2020, 2.64%, 12/1/2050	150,000	101,745
4.64%, 12/1/2044	116,000	111,183
PayPal Holdings, Inc.:
1.65%, 6/1/2025	242,000	232,252
2.30%, 6/1/2030 (b)	305,000	262,989
2.65%, 10/1/2026	538,000	508,103
2.85%, 10/1/2029	489,000	442,433
3.25%, 6/1/2050 (b)	311,000	220,101
3.90%, 6/1/2027 (b)	100,000	97,328
4.40%, 6/1/2032 (b)	264,000	255,724
5.05%, 6/1/2052	363,000	345,104
President & Fellows of Harvard College:
3.15%, 7/15/2046	346,000	263,749
3.30%, 7/15/2056	367,500	274,324
4.61%, 2/15/2035	105,000	104,770
Quanta Services, Inc.:
2.35%, 1/15/2032	100,000	81,273
2.90%, 10/1/2030 (b)	250,000	218,635
3.05%, 10/1/2041 (b)	190,000	135,755
RELX Capital, Inc.:
3.00%, 5/22/2030	348,000	312,556
4.00%, 3/18/2029 (b)	300,000	288,045
Rockefeller Foundation Series 2020, 2.49%, 10/1/2050	195,000	125,545
S&P Global, Inc.:
1.25%, 8/15/2030 (b)	214,000	173,070
2.30%, 8/15/2060	235,000	128,829
2.45%, 3/1/2027	419,000	392,343
2.90%, 3/1/2032	405,000	352,739
3.70%, 3/1/2052	420,000	332,745
4.25%, 5/1/2029	800,000	780,112
4.75%, 8/1/2028 (b)	455,000	454,463
5.25%, 9/15/2033 (e)	160,000	163,469
Thomas Jefferson University 3.85%, 11/1/2057	150,000	112,902
Trustees of Boston College 3.13%, 7/1/2052	149,000	110,010

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Trustees of Princeton University:
Series 2020, 2.52%, 7/1/2050	$309,000	$207,222
5.70%, 3/1/2039	150,000	164,956
Trustees of the University of Pennsylvania:
Series 2020, 2.40%, 10/1/2050	100,000	61,901
3.61%, 2/15/2119 (b)	225,000	157,813
UL Solutions, Inc. 6.50%, 10/20/2028 (e)	260,000	271,024
University of Chicago:
Series C, 2.55%, 4/1/2050	150,000	102,937
Series 20B, 2.76%, 4/1/2045	100,000	78,108
4.00%, 10/1/2053	222,000	186,995
University of Notre Dame du Lac:
Series 2017, 3.39%, 2/15/2048	100,000	79,187
Series 2015, 3.44%, 2/15/2045	190,000	155,004
University of Southern California:
2.81%, 10/1/2050	428,000	296,322
Series 21A, 2.95%, 10/1/2051	120,000	84,983
3.03%, 10/1/2039	454,000	366,687
Series 2017, 3.84%, 10/1/2047	100,000	84,104
Verisk Analytics, Inc.:
3.63%, 5/15/2050	200,000	147,876
4.00%, 6/15/2025	388,000	381,070
Washington University:
Series 2022, 3.52%, 4/15/2054	614,000	473,615
4.35%, 4/15/2122	250,000	210,055
William Marsh Rice University 3.77%, 5/15/2055	145,000	120,399
Yale University Series 2020, 1.48%, 4/15/2030	315,000	264,613
		22,563,577
COMPUTERS — 0.5%
Amdocs Ltd. 2.54%, 6/15/2030	225,000	192,690
Apple, Inc.:
0.55%, 8/20/2025	653,000	615,080
0.70%, 2/8/2026	714,000	662,571
1.13%, 5/11/2025	769,000	736,387
1.20%, 2/8/2028	578,000	510,831
1.40%, 8/5/2028	342,000	300,745
1.65%, 5/11/2030 (b)	457,000	386,224
1.65%, 2/8/2031	685,000	569,591
1.70%, 8/5/2031 (b)	305,000	251,061
Security Description	Principal Amount	Value
2.05%, 9/11/2026 (b)	$406,200	$381,296
2.20%, 9/11/2029	797,000	708,549
2.38%, 2/8/2041	174,000	123,923
2.40%, 8/20/2050	384,000	241,667
2.45%, 8/4/2026	813,000	772,285
2.55%, 8/20/2060	159,000	99,464
2.65%, 5/11/2050	781,000	518,084
2.65%, 2/8/2051	912,000	600,561
2.70%, 8/5/2051	585,000	387,323
2.80%, 2/8/2061	588,000	375,309
2.85%, 8/5/2061	375,000	241,631
2.90%, 9/12/2027	318,000	301,047
2.95%, 9/11/2049	549,000	388,807
3.00%, 6/20/2027 (b)	555,000	528,810
3.00%, 11/13/2027 (b)	444,000	421,836
3.20%, 5/11/2027	644,000	616,688
3.25%, 2/23/2026	872,000	847,811
3.35%, 2/9/2027	845,000	816,262
3.35%, 8/8/2032 (b)	487,000	447,387
3.45%, 2/9/2045	352,000	283,635
3.75%, 9/12/2047	500,000	411,645
3.75%, 11/13/2047	402,000	331,513
3.85%, 5/4/2043	1,205,000	1,045,072
3.85%, 8/4/2046	623,000	527,394
3.95%, 8/8/2052 (b)	1,089,000	917,058
4.10%, 8/8/2062	385,000	326,530
4.25%, 2/9/2047 (b)	282,000	256,456
4.38%, 5/13/2045	722,000	666,204
4.45%, 5/6/2044 (b)	268,000	254,605
4.50%, 2/23/2036 (b)	547,000	542,865
4.65%, 2/23/2046	792,000	761,001
CGI, Inc.:
1.45%, 9/14/2026	120,000	109,249
2.30%, 9/14/2031	86,000	69,203
Dell International LLC/EMC Corp.:
4.90%, 10/1/2026	498,000	494,678
5.25%, 2/1/2028	310,000	313,794
5.30%, 10/1/2029	502,500	508,570
5.75%, 2/1/2033 (b)	110,000	113,786
5.85%, 7/15/2025	460,000	462,346
6.02%, 6/15/2026	829,000	839,901
6.10%, 7/15/2027	300,000	308,883
8.10%, 7/15/2036	509,000	615,554
8.35%, 7/15/2046	243,000	314,265
DXC Technology Co. 1.80%, 9/15/2026	150,000	136,638
Fortinet, Inc. 1.00%, 3/15/2026	220,000	202,444
Hewlett Packard Enterprise Co.:
1.75%, 4/1/2026	215,000	200,799
4.90%, 10/15/2025	1,280,000	1,271,808
HP, Inc.:
1.45%, 6/17/2026	190,000	175,412

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 6/17/2027	$461,000	$433,428
4.00%, 4/15/2029 (b)	200,000	191,084
4.20%, 4/15/2032	270,000	252,647
4.75%, 1/15/2028	130,000	129,217
5.50%, 1/15/2033	525,000	531,552
6.00%, 9/15/2041 (b)	516,000	535,783
International Business Machines Corp.:
1.95%, 5/15/2030 (b)	405,000	342,014
2.20%, 2/9/2027	100,000	92,912
2.85%, 5/15/2040	645,000	474,230
2.95%, 5/15/2050	675,000	449,199
3.30%, 5/15/2026	1,402,000	1,352,762
3.30%, 1/27/2027 (b)	500,000	479,880
3.43%, 2/9/2052	200,000	144,272
3.45%, 2/19/2026	401,000	389,940
3.50%, 5/15/2029	833,000	785,044
4.00%, 7/27/2025	255,000	251,009
4.00%, 6/20/2042	183,000	154,393
4.15%, 5/15/2039	549,000	485,003
4.25%, 5/15/2049	1,254,000	1,063,768
4.50%, 2/6/2026 (b)	423,000	420,069
4.50%, 2/6/2028 (b)	255,000	252,692
4.90%, 7/27/2052	400,000	373,932
5.10%, 2/6/2053	200,000	193,370
7.00%, 10/30/2025	100,000	103,052
Kyndryl Holdings, Inc.:
2.70%, 10/15/2028	350,000	310,216
3.15%, 10/15/2031	300,000	252,654
Leidos, Inc.:
2.30%, 2/15/2031	390,000	322,292
4.38%, 5/15/2030	326,000	308,566
5.75%, 3/15/2033	150,000	154,058
NetApp, Inc.:
1.88%, 6/22/2025	442,000	422,804
2.70%, 6/22/2030	158,000	137,010
Western Digital Corp. 2.85%, 2/1/2029	677,000	589,809
		37,883,889
CONSTRUCTION MATERIALS — 0.1%
Carrier Global Corp.:
2.49%, 2/15/2027	160,800	149,890
2.70%, 2/15/2031 (b)	400,000	343,904
2.72%, 2/15/2030 (b)	782,000	691,656
3.38%, 4/5/2040	368,000	287,688
3.58%, 4/5/2050	592,000	441,697
5.80%, 11/30/2025	280,000	281,859
5.90%, 3/15/2034	125,000	131,424
6.20%, 3/15/2054	180,000	198,232
Eagle Materials, Inc. 2.50%, 7/1/2031 (b)	100,000	84,053
Fortune Brands Innovations, Inc.:
3.25%, 9/15/2029	252,000	229,552
4.00%, 6/15/2025	200,000	196,192
Security Description	Principal Amount	Value
5.88%, 6/1/2033	$370,000	$377,230
Johnson Controls International PLC:
3.90%, 2/14/2026	124,000	120,875
4.50%, 2/15/2047	198,000	170,757
4.95%, 7/2/2064 (f)	286,000	256,765
6.00%, 1/15/2036	260,000	274,789
Johnson Controls International PLC/Tyco Fire & Security Finance SCA:
2.00%, 9/16/2031	250,000	202,807
4.90%, 12/1/2032	100,000	98,337
Martin Marietta Materials, Inc.:
2.40%, 7/15/2031	115,000	96,533
Series CB, 2.50%, 3/15/2030	267,000	233,096
3.20%, 7/15/2051	150,000	105,157
3.50%, 12/15/2027	451,000	430,159
4.25%, 12/15/2047 (b)	257,000	216,661
Masco Corp.:
1.50%, 2/15/2028	138,000	120,892
2.00%, 10/1/2030	445,000	364,731
2.00%, 2/15/2031	275,000	224,815
3.13%, 2/15/2051	107,000	72,379
3.50%, 11/15/2027	120,000	113,266
Mohawk Industries, Inc. 5.85%, 9/18/2028 (b)	175,000	180,203
Owens Corning:
3.88%, 6/1/2030	211,000	197,011
3.95%, 8/15/2029 (b)	140,000	133,035
4.30%, 7/15/2047 (b)	226,000	186,760
7.00%, 12/1/2036	90,000	101,389
Trane Technologies Global Holding Co. Ltd. 5.75%, 6/15/2043	710,000	738,542
Vulcan Materials Co.:
3.50%, 6/1/2030	637,000	584,104
3.90%, 4/1/2027	145,000	140,560
4.70%, 3/1/2048	395,000	354,986
		9,131,986
COSMETICS/PERSONAL CARE — 0.0% (a)
Kenvue, Inc.:
4.90%, 3/22/2033	750,000	749,857
5.05%, 3/22/2028 (b)	540,000	546,248
5.05%, 3/22/2053	587,000	573,881
5.10%, 3/22/2043	240,000	238,752
Unilever Capital Corp.:
4.88%, 9/8/2028 (b)	400,000	404,352
5.00%, 12/8/2033	450,000	454,950
		2,968,040
DISTRIBUTION & WHOLESALE — 0.0% (a)
LKQ Corp.:
5.75%, 6/15/2028	400,000	407,116
6.25%, 6/15/2033	150,000	156,152

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
WW Grainger, Inc.:
4.20%, 5/15/2047	$610,000	$531,206
4.60%, 6/15/2045	125,000	116,435
		1,210,909
DIVERSIFIED FINANCIAL SERVICES — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.75%, 1/30/2026	444,000	414,851
2.45%, 10/29/2026	1,120,000	1,040,614
3.00%, 10/29/2028	1,445,000	1,308,823
3.30%, 1/30/2032	1,407,000	1,205,025
3.40%, 10/29/2033	457,000	385,242
3.65%, 7/21/2027	547,000	517,560
3.85%, 10/29/2041	205,000	162,044
3.88%, 1/23/2028	150,000	142,314
4.45%, 10/1/2025	217,000	213,710
4.45%, 4/3/2026	383,000	377,159
5.10%, 1/19/2029	360,000	357,980
6.15%, 9/30/2030	456,000	473,410
6.50%, 7/15/2025	278,000	280,855
Affiliated Managers Group, Inc. 3.30%, 6/15/2030	386,000	344,706
Air Lease Corp.:
1.88%, 8/15/2026	300,000	276,633
2.20%, 1/15/2027	191,000	175,762
Series MTN, 2.88%, 1/15/2026	513,000	490,828
Series MTN, 2.88%, 1/15/2032	297,000	250,246
Series MTN, 3.00%, 2/1/2030 (b)	319,000	282,108
3.13%, 12/1/2030	417,000	366,372
3.38%, 7/1/2025	390,000	380,043
4.63%, 10/1/2028	612,000	595,770
5.30%, 2/1/2028 (b)	250,000	250,327
5.85%, 12/15/2027	290,000	294,637
Ally Financial, Inc.:
2.20%, 11/2/2028 (b)	400,000	343,172
4.75%, 6/9/2027	225,000	218,621
SOFR + 2.82%, 6.85%, 1/3/2030 (c)	150,000	154,454
SOFR + 3.26%, 6.99%, 6/13/2029 (c)	515,000	534,601
7.10%, 11/15/2027 (b)	350,000	365,750
8.00%, 11/1/2031	946,000	1,053,970
American Express Co.:
2.55%, 3/4/2027	935,000	873,009
3.13%, 5/20/2026 (b)	310,000	298,170
3.30%, 5/3/2027	629,000	598,129
3.95%, 8/1/2025	752,000	739,216
4.05%, 5/3/2029	870,000	843,935
4.05%, 12/3/2042 (b)	385,000	335,347
4.20%, 11/6/2025	763,000	752,829
Security Description	Principal Amount	Value
SOFR + 1.76%, 4.42%, 8/3/2033 (c)	$250,000	$238,440
4.90%, 2/13/2026	300,000	298,695
SOFR + 2.26%, 4.99%, 5/26/2033 (c)	153,000	149,395
SOFR + 1.84%, 5.04%, 5/1/2034 (c)	160,000	158,200
SOFR + 1.00%, 5.10%, 2/16/2028 (c)	306,000	305,630
SOFR + 1.28%, 5.28%, 7/27/2029 (c)	270,000	271,574
SOFR + 1.93%, 5.63%, 7/28/2034 (c)	350,000	352,628
5.85%, 11/5/2027	462,000	475,837
SOFR + 1.94%, 6.49%, 10/30/2031 (c)	385,000	412,470
American Express Credit Corp. Series MTN, 3.30%, 5/3/2027	160,000	151,856
Ameriprise Financial, Inc.:
2.88%, 9/15/2026	110,000	104,717
3.00%, 4/2/2025	497,000	485,311
5.15%, 5/15/2033 (b)	80,000	80,884
Andrew W Mellon Foundation Series 2020, 0.95%, 8/1/2027	120,000	106,408
Apollo Global Management, Inc. 6.38%, 11/15/2033 (b)	250,000	268,742
BlackRock Funding, Inc.:
5.00%, 3/14/2034	295,000	296,322
5.25%, 3/14/2054	165,000	165,792
BlackRock, Inc.:
1.90%, 1/28/2031	430,000	358,074
3.20%, 3/15/2027 (b)	443,000	426,007
3.25%, 4/30/2029	239,000	223,833
4.75%, 5/25/2033	1,845,000	1,834,281
Brookfield Finance, Inc.:
2.72%, 4/15/2031	100,000	85,080
3.90%, 1/25/2028	351,000	338,069
4.25%, 6/2/2026 (b)	111,000	108,988
4.35%, 4/15/2030	150,000	143,355
4.70%, 9/20/2047	200,000	174,170
4.85%, 3/29/2029	685,000	680,041
5.97%, 3/4/2054	310,000	321,110
Capital One Financial Corp.:
SOFR + 0.86%, 1.88%, 11/2/2027 (c)	252,000	230,520
SOFR + 1.34%, 2.36%, 7/29/2032 (c)	143,000	109,974
SOFR + 1.79%, 3.27%, 3/1/2030 (c)	674,000	607,227
3.65%, 5/11/2027 (b)	259,600	248,266
3.75%, 7/28/2026	991,000	954,987
3.75%, 3/9/2027	737,200	707,668
3.80%, 1/31/2028	462,300	440,022

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.20%, 10/29/2025	$357,760	$349,843
4.25%, 4/30/2025 (b)	450,000	443,655
SOFR + 2.06%, 4.93%, 5/10/2028 (c)	400,000	394,808
SOFR + 2.60%, 5.25%, 7/26/2030 (c)	320,000	315,146
SOFR + 2.08%, 5.47%, 2/1/2029 (b) (c)	105,000	104,810
SOFR + 1.91%, 5.70%, 2/1/2030 (b) (c)	85,000	85,725
SOFR + 2.60%, 5.82%, 2/1/2034 (b) (c)	670,000	669,136
SOFR + 2.26%, 6.05%, 2/1/2035 (b) (c)	120,000	122,257
SOFR + 2.64%, 6.31%, 6/8/2029 (c)	250,000	256,912
SOFR + 2.86%, 6.38%, 6/8/2034 (c)	725,000	752,709
SOFR + 2.44%, 7.15%, 10/29/2027 (c)	250,000	260,332
SOFR + 3.07%, 7.62%, 10/30/2031 (c)	555,000	613,047
Charles Schwab Corp.:
0.90%, 3/11/2026 (b)	425,000	391,803
1.95%, 12/1/2031 (b)	218,000	175,364
2.00%, 3/20/2028 (b)	234,000	209,739
2.30%, 5/13/2031 (b)	235,000	197,205
2.45%, 3/3/2027 (b)	376,000	350,338
2.75%, 10/1/2029	219,000	196,430
2.90%, 3/3/2032 (b)	334,000	286,328
3.20%, 3/2/2027 (b)	150,000	142,866
3.25%, 5/22/2029	424,000	393,014
3.30%, 4/1/2027	324,000	308,565
3.45%, 2/13/2026	213,000	206,459
3.85%, 5/21/2025	573,000	563,305
4.00%, 2/1/2029 (b)	334,000	321,702
4.63%, 3/22/2030 (b)	250,000	248,222
SOFR + 2.21%, 5.64%, 5/19/2029 (c)	865,000	877,802
SOFR + 2.50%, 5.85%, 5/19/2034 (b) (c)	219,000	224,107
SOFR + 2.01%, 6.14%, 8/24/2034 (c)	600,000	627,078
CI Financial Corp.:
3.20%, 12/17/2030	362,000	296,471
4.10%, 6/15/2051	315,000	197,048
CME Group, Inc.:
3.75%, 6/15/2028 (b)	283,000	274,796
5.30%, 9/15/2043	287,000	292,972
Credit Suisse USA, Inc. 7.13%, 7/15/2032	247,000	277,391
Discover Financial Services:
4.10%, 2/9/2027	344,000	331,788
6.70%, 11/29/2032	260,000	275,220
SOFR + 3.37%, 7.96%, 11/2/2034 (c)	550,000	623,001
Security Description	Principal Amount	Value
Franklin Resources, Inc. 1.60%, 10/30/2030 (b)	$200,000	$163,452
Intercontinental Exchange, Inc.:
1.85%, 9/15/2032	658,000	514,806
2.10%, 6/15/2030	449,000	381,084
3.00%, 6/15/2050 (b)	571,000	385,945
3.00%, 9/15/2060	190,000	120,107
3.10%, 9/15/2027	310,000	292,547
3.65%, 5/23/2025	858,000	842,316
3.75%, 9/21/2028 (b)	357,000	342,745
4.00%, 9/15/2027	505,000	490,638
4.25%, 9/21/2048	366,000	313,841
4.35%, 6/15/2029 (b)	500,000	487,330
4.60%, 3/15/2033	168,000	162,844
4.95%, 6/15/2052 (b)	391,000	370,809
5.20%, 6/15/2062	235,000	229,463
Invesco Finance PLC 3.75%, 1/15/2026	228,000	222,321
Jefferies Financial Group, Inc.:
2.63%, 10/15/2031	505,000	416,984
2.75%, 10/15/2032	193,000	156,677
4.15%, 1/23/2030	409,000	383,740
4.85%, 1/15/2027	314,000	311,642
5.88%, 7/21/2028	320,000	326,115
Lazard Group LLC:
3.63%, 3/1/2027	126,000	120,388
4.50%, 9/19/2028	281,000	270,876
6.00%, 3/15/2031	225,000	227,291
Legg Mason, Inc. 5.63%, 1/15/2044	136,000	136,007
Mastercard, Inc.:
1.90%, 3/15/2031	183,000	152,961
2.00%, 3/3/2025	200	194
2.00%, 11/18/2031 (b)	275,000	227,279
2.95%, 11/21/2026	370,000	353,261
2.95%, 3/15/2051	449,000	313,344
3.30%, 3/26/2027	440,000	423,421
3.35%, 3/26/2030	399,000	371,210
3.65%, 6/1/2049	151,000	121,540
3.80%, 11/21/2046	197,000	164,552
3.85%, 3/26/2050	318,000	263,632
3.95%, 2/26/2048	115,000	97,553
4.88%, 3/9/2028 (b)	600,000	607,734
Nasdaq, Inc.:
2.50%, 12/21/2040	484,000	328,883
3.25%, 4/28/2050 (b)	490,000	341,285
3.85%, 6/30/2026	272,000	264,672
3.95%, 3/7/2052 (b)	475,000	368,068
5.55%, 2/15/2034	415,000	422,051
5.65%, 6/28/2025	210,000	210,722
5.95%, 8/15/2053 (b)	220,000	231,733
Nomura Holdings, Inc.:
1.65%, 7/14/2026	479,000	440,287
1.85%, 7/16/2025	186,000	177,185

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
2.17%, 7/14/2028	$574,000	$505,040
2.33%, 1/22/2027	647,000	596,249
2.61%, 7/14/2031	230,000	191,054
2.68%, 7/16/2030	276,000	236,013
2.71%, 1/22/2029 (b)	185,000	164,385
3.00%, 1/22/2032	426,000	359,599
3.10%, 1/16/2030	274,000	243,106
5.71%, 1/9/2026	256,000	256,630
6.07%, 7/12/2028 (b)	545,000	561,263
6.09%, 7/12/2033 (b)	500,000	526,825
ORIX Corp.:
3.70%, 7/18/2027	268,000	257,267
5.00%, 9/13/2027 (b)	336,000	334,985
5.20%, 9/13/2032 (b)	113,000	114,559
Private Export Funding Corp.:
Series PP, 1.40%, 7/15/2028	239,000	210,858
3.90%, 10/15/2027	200,000	195,838
Radian Group, Inc.:
4.88%, 3/15/2027	170,000	166,036
6.20%, 5/15/2029 (b)	120,000	121,750
Raymond James Financial, Inc.:
3.75%, 4/1/2051	256,000	194,196
4.65%, 4/1/2030 (b)	535,000	528,072
Stifel Financial Corp. 4.00%, 5/15/2030	89,000	81,183
Synchrony Financial:
3.70%, 8/4/2026	198,000	188,130
3.95%, 12/1/2027 (b)	276,250	258,482
4.50%, 7/23/2025	400,000	392,004
4.88%, 6/13/2025	350,000	344,844
TPG Operating Group II LP 5.88%, 3/5/2034	600,000	608,832
Visa, Inc.:
1.10%, 2/15/2031	348,000	277,440
1.90%, 4/15/2027	850,000	785,434
2.00%, 8/15/2050	550,000	323,818
2.05%, 4/15/2030 (b)	451,000	389,042
2.70%, 4/15/2040	249,000	186,613
3.15%, 12/14/2025	1,036,000	1,007,624
4.15%, 12/14/2035 (b)	627,000	594,916
4.30%, 12/14/2045	1,136,000	1,025,138
Voya Financial, Inc.:
3.65%, 6/15/2026	164,000	158,094
4.80%, 6/15/2046	192,000	165,176
5.70%, 7/15/2043	221,000	216,953
Western Union Co. 2.75%, 3/15/2031 (b)	200,000	166,976
		69,156,148
ELECTRIC — 2.1%
AEP Texas, Inc.:
3.45%, 5/15/2051	350,000	240,366
3.95%, 6/1/2028	223,000	212,856
4.70%, 5/15/2032	125,000	119,465
Security Description	Principal Amount	Value
5.25%, 5/15/2052	$180,000	$168,696
AEP Transmission Co. LLC:
Series N, 2.75%, 8/15/2051	230,000	144,553
3.10%, 12/1/2026	221,000	210,193
3.15%, 9/15/2049	420,000	288,427
Series M, 3.65%, 4/1/2050	358,000	271,131
3.80%, 6/15/2049	254,000	197,424
4.00%, 12/1/2046	227,000	186,487
AES Corp.:
1.38%, 1/15/2026	185,000	171,312
2.45%, 1/15/2031	418,000	342,697
5.45%, 6/1/2028 (b)	365,000	364,383
Alabama Power Co.:
Series 20-A, 1.45%, 9/15/2030	325,000	262,886
3.00%, 3/15/2052 (b)	199,000	134,892
3.13%, 7/15/2051	135,000	93,424
3.45%, 10/1/2049	475,000	352,459
3.75%, 9/1/2027	185,000	178,179
3.75%, 3/1/2045	175,000	138,675
3.94%, 9/1/2032 (b)	260,000	241,475
4.30%, 1/2/2046	640,000	549,587
Algonquin Power & Utilities Corp. 5.37%, 6/15/2026 (f)	85,000	84,551
Ameren Corp.:
1.75%, 3/15/2028	275,000	242,729
1.95%, 3/15/2027	497,000	457,389
3.50%, 1/15/2031 (b)	234,000	211,552
3.65%, 2/15/2026	456,000	441,248
5.70%, 12/1/2026	110,000	111,472
Ameren Illinois Co.:
1.55%, 11/15/2030	300,000	243,135
2.90%, 6/15/2051	243,000	158,980
3.80%, 5/15/2028 (b)	200,000	193,768
5.90%, 12/1/2052	396,000	423,823
American Electric Power Co., Inc.:
2.30%, 3/1/2030	385,000	327,589
3.20%, 11/13/2027	313,000	293,995
Series J, 4.30%, 12/1/2028 (b)	344,000	332,720
5.20%, 1/15/2029 (b)	545,000	546,248
5.75%, 11/1/2027 (b)	515,000	526,665
5.95%, 11/1/2032	225,000	234,391
Appalachian Power Co.:
Series AA, 2.70%, 4/1/2031	158,000	133,117
Series BB, 4.50%, 8/1/2032	575,000	539,741
Series Y, 4.50%, 3/1/2049	200,000	161,516
7.00%, 4/1/2038	379,000	425,014
Arizona Public Service Co.:
2.20%, 12/15/2031	450,000	365,692
3.15%, 5/15/2025	290,000	282,173
3.50%, 12/1/2049	212,000	148,799
4.20%, 8/15/2048	210,000	166,721
4.25%, 3/1/2049	275,000	220,817

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
6.35%, 12/15/2032	$300,000	$320,058
Atlantic City Electric Co. 2.30%, 3/15/2031	521,000	437,155
Avangrid, Inc.:
3.20%, 4/15/2025	287,469	280,228
3.80%, 6/1/2029	171,000	160,535
Avista Corp.:
4.00%, 4/1/2052	200,000	153,602
4.35%, 6/1/2048	150,000	123,854
Baltimore Gas & Electric Co.:
3.50%, 8/15/2046	134,000	99,987
3.75%, 8/15/2047	300,000	233,199
5.40%, 6/1/2053 (b)	357,000	355,665
Berkshire Hathaway Energy Co.:
2.85%, 5/15/2051	293,000	188,563
3.25%, 4/15/2028 (b)	425,000	400,983
3.70%, 7/15/2030 (b)	549,000	514,391
3.80%, 7/15/2048	624,000	478,140
4.05%, 4/15/2025	616,000	607,998
4.25%, 10/15/2050	300,000	243,666
5.15%, 11/15/2043	207,000	202,096
6.13%, 4/1/2036	1,035,000	1,100,785
Black Hills Corp.:
3.05%, 10/15/2029	301,000	270,087
3.15%, 1/15/2027	225,000	212,755
3.88%, 10/15/2049	100,000	72,357
3.95%, 1/15/2026	175,000	170,475
4.35%, 5/1/2033	236,000	215,723
6.15%, 5/15/2034	200,000	206,252
CenterPoint Energy Houston Electric LLC:
Series AE, 2.35%, 4/1/2031	227,000	192,532
Series Z, 2.40%, 9/1/2026	125,000	117,900
Series AA, 3.00%, 2/1/2027	224,000	213,024
Series AF, 3.35%, 4/1/2051	140,000	101,503
3.95%, 3/1/2048	186,000	151,549
Series AI, 4.45%, 10/1/2032	280,000	268,705
Series K2, 6.95%, 3/15/2033	106,000	120,888
CenterPoint Energy, Inc.:
2.65%, 6/1/2031 (b)	572,000	484,558
2.95%, 3/1/2030 (b)	149,000	133,085
Cleco Corporate Holdings LLC:
3.74%, 5/1/2026	160,000	154,003
4.97%, 5/1/2046	161,000	134,355
CMS Energy Corp.:
3.00%, 5/15/2026	145,000	138,253
3.45%, 8/15/2027 (b)	194,000	184,156
5 yr. CMT + 2.90%, 3.75%, 12/1/2050 (b) (c)	300,000	246,015
Commonwealth Edison Co.:
2.55%, 6/15/2026	230,000	218,348
Series 131, 2.75%, 9/1/2051	215,000	133,564
Security Description	Principal Amount	Value
Series 122, 2.95%, 8/15/2027	$135,000	$126,726
Series 130, 3.13%, 3/15/2051	630,000	428,898
Series 127, 3.20%, 11/15/2049	310,000	215,413
3.65%, 6/15/2046	297,000	228,877
3.70%, 8/15/2028 (b)	198,000	189,298
Series 123, 3.75%, 8/15/2047	705,000	546,727
Series 133, 3.85%, 3/15/2052	195,000	151,464
4.90%, 2/1/2033 (b)	366,000	363,390
5.30%, 2/1/2053	251,000	247,401
Series 103, 5.90%, 3/15/2036	175,000	185,701
Connecticut Light & Power Co.:
4.00%, 4/1/2048 (b)	208,000	170,192
5.25%, 1/15/2053 (b)	412,000	409,330
Consolidated Edison Co. of New York, Inc.:
Series B, 3.13%, 11/15/2027	478,000	450,118
3.20%, 12/1/2051	170,000	116,843
Series 20A, 3.35%, 4/1/2030	282,000	260,069
3.60%, 6/15/2061	220,000	160,428
Series 2017, 3.88%, 6/15/2047	480,000	379,565
3.95%, 3/1/2043	190,000	157,689
Series 20B, 3.95%, 4/1/2050 (b)	575,000	467,872
Series D, 4.00%, 12/1/2028 (b)	103,000	100,325
Series A, 4.13%, 5/15/2049	320,000	261,539
Series 12-A, 4.20%, 3/15/2042 (b)	126,000	107,370
Series C, 4.30%, 12/1/2056	375,000	308,389
4.45%, 3/15/2044 (b)	200,000	176,118
4.50%, 12/1/2045 (b)	317,000	278,183
4.50%, 5/15/2058	330,000	279,807
4.63%, 12/1/2054	250,000	218,777
Series E, 4.65%, 12/1/2048	200,000	177,594
5.50%, 3/15/2034 (b)	500,000	516,770
Series 09-C, 5.50%, 12/1/2039 (b)	150,000	151,535
5.70%, 6/15/2040	200,000	203,560
Series 06-A, 5.85%, 3/15/2036	270,000	282,155
6.15%, 11/15/2052	180,000	198,216
Constellation Energy Generation LLC:
3.25%, 6/1/2025	255,000	249,229
5.60%, 3/1/2028	150,000	152,843
6.13%, 1/15/2034 (b)	300,000	317,199
6.25%, 10/1/2039	374,000	394,200

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
6.50%, 10/1/2053	$730,000	$804,810
Consumers Energy Co.:
3.50%, 8/1/2051	310,000	237,596
3.95%, 5/15/2043	75,000	63,467
4.05%, 5/15/2048 (b)	225,000	188,312
4.20%, 9/1/2052	450,000	378,751
4.35%, 4/15/2049 (b)	125,000	109,255
4.60%, 5/30/2029 (b)	280,000	276,839
4.63%, 5/15/2033 (b)	300,000	291,945
4.65%, 3/1/2028	533,000	529,994
4.90%, 2/15/2029	350,000	351,144
Dayton Power & Light Co. 3.95%, 6/15/2049 (b)	255,000	190,620
Dominion Energy South Carolina, Inc.:
6.05%, 1/15/2038	269,000	285,353
6.25%, 10/15/2053	157,000	175,970
Dominion Energy, Inc.:
Series A, 1.45%, 4/15/2026	375,000	347,280
Series D, 2.85%, 8/15/2026	171,000	161,605
Series B, 3.30%, 4/15/2041	159,000	119,046
Series C, 3.38%, 4/1/2030	783,000	712,475
Series B, 3.60%, 3/15/2027	211,000	202,530
3.90%, 10/1/2025	208,300	203,740
Series C, 4.05%, 9/15/2042	689,000	555,293
4.25%, 6/1/2028 (b)	325,000	314,837
Series A, 4.60%, 3/15/2049	228,000	194,404
4.70%, 12/1/2044	288,000	250,128
Series B, 4.85%, 8/15/2052	100,000	89,259
Series C, 4.90%, 8/1/2041	300,000	272,532
Series F, 5.25%, 8/1/2033	159,000	157,183
5.38%, 11/15/2032 (b)	250,000	251,632
Series B, 5.95%, 6/15/2035	369,000	380,623
DTE Electric Co.:
Series A, 1.90%, 4/1/2028	281,000	252,043
2.25%, 3/1/2030	416,000	360,148
2.95%, 3/1/2050	113,000	75,959
Series A, 3.00%, 3/1/2032 (b)	415,000	361,336
Series B, 3.25%, 4/1/2051	250,000	175,013
3.70%, 3/15/2045	100,000	79,611
3.75%, 8/15/2047	220,000	172,436
3.95%, 3/1/2049	100,000	80,936
5.20%, 3/1/2034	225,000	226,312
5.40%, 4/1/2053	275,000	277,651
DTE Energy Co.:
Series F, 1.05%, 6/1/2025	332,000	315,334
2.85%, 10/1/2026	313,000	296,107
Series C, 3.40%, 6/15/2029 (b)	330,000	302,567
5.10%, 3/1/2029	650,000	647,686
Duke Energy Carolinas LLC:
2.45%, 8/15/2029 (b)	227,000	201,192
2.45%, 2/1/2030	200,000	175,718
2.85%, 3/15/2032	169,000	145,097
Security Description	Principal Amount	Value
3.70%, 12/1/2047	$275,000	$208,832
3.75%, 6/1/2045	361,000	281,223
3.88%, 3/15/2046	550,000	435,226
4.00%, 9/30/2042	266,000	221,703
4.25%, 12/15/2041	212,000	182,095
4.95%, 1/15/2033	810,000	805,658
5.30%, 2/15/2040	325,000	320,827
5.40%, 1/15/2054	500,000	497,525
6.05%, 4/15/2038	439,000	465,423
6.10%, 6/1/2037	108,000	113,586
Duke Energy Corp.:
0.90%, 9/15/2025	790,000	741,794
2.45%, 6/1/2030	736,000	634,734
2.55%, 6/15/2031	332,000	279,846
2.65%, 9/1/2026 (b)	407,000	384,208
3.15%, 8/15/2027 (b)	100,000	94,194
5 yr. CMT + 2.32%, 3.25%, 1/15/2082 (c)	554,000	493,847
3.40%, 6/15/2029	408,000	378,436
3.50%, 6/15/2051 (b)	303,000	212,776
3.95%, 8/15/2047	266,000	204,849
4.30%, 3/15/2028	341,000	333,137
4.50%, 8/15/2032	649,000	616,050
4.85%, 1/5/2029	350,000	346,955
5.00%, 12/8/2025	340,000	339,055
5.00%, 12/8/2027	125,000	124,859
5.00%, 8/15/2052	360,000	326,506
6.10%, 9/15/2053 (b)	350,000	369,995
Duke Energy Florida LLC:
1.75%, 6/15/2030	279,500	232,315
2.40%, 12/15/2031	161,000	135,129
3.80%, 7/15/2028 (b)	164,000	157,768
3.85%, 11/15/2042	230,000	187,057
5.65%, 4/1/2040 (b)	225,000	230,528
5.88%, 11/15/2033	225,000	237,917
Duke Energy Florida Project Finance LLC Series 2026, 2.54%, 9/1/2031	366,399	341,316
Duke Energy Indiana LLC:
2.75%, 4/1/2050	255,000	161,718
Series YYY, 3.25%, 10/1/2049	153,000	107,464
5.40%, 4/1/2053	828,000	812,550
Duke Energy Ohio, Inc.:
2.13%, 6/1/2030	478,000	404,584
3.65%, 2/1/2029	411,000	390,594
4.30%, 2/1/2049	340,000	282,839
5.65%, 4/1/2053	270,000	273,853
Duke Energy Progress LLC:
2.90%, 8/15/2051	400,000	258,804
3.60%, 9/15/2047	319,000	238,073
3.70%, 9/1/2028	200,000	191,362
3.70%, 10/15/2046	169,000	129,437
4.15%, 12/1/2044	235,000	194,996
4.20%, 8/15/2045	401,000	334,907

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.25%, 3/15/2033 (b)	$500,000	$506,025
5.35%, 3/15/2053	400,000	390,876
Duke Energy Progress NC Storm Funding LLC Series A-2, 2.39%, 7/1/2039	150,000	120,723
Edison International:
4.95%, 4/15/2025	166,000	164,589
5.75%, 6/15/2027 (b)	238,000	241,137
Emera U.S. Finance LP 4.75%, 6/15/2046	438,000	360,697
Enel Americas SA 4.00%, 10/25/2026	150,000	143,747
Enel Chile SA 4.88%, 6/12/2028	191,000	186,055
Entergy Arkansas LLC:
2.65%, 6/15/2051	165,000	100,544
3.35%, 6/15/2052	300,000	208,257
3.50%, 4/1/2026	175,000	169,976
4.20%, 4/1/2049	150,000	123,483
5.15%, 1/15/2033 (b)	185,000	185,685
Entergy Corp.:
1.90%, 6/15/2028	180,000	158,863
2.40%, 6/15/2031 (b)	329,000	273,192
2.80%, 6/15/2030 (b)	516,000	451,634
2.95%, 9/1/2026	147,000	139,663
Entergy Louisiana LLC:
1.60%, 12/15/2030	176,000	140,657
2.35%, 6/15/2032	380,000	309,894
2.90%, 3/15/2051	250,000	158,328
3.05%, 6/1/2031 (b)	370,000	324,194
3.12%, 9/1/2027	515,700	486,424
4.00%, 3/15/2033	577,000	530,113
4.20%, 9/1/2048	225,000	183,929
4.20%, 4/1/2050	323,000	265,219
4.95%, 1/15/2045	245,000	226,404
5.35%, 3/15/2034	250,000	251,167
5.70%, 3/15/2054	250,000	254,555
Entergy Mississippi LLC:
3.50%, 6/1/2051	10,000	7,222
3.85%, 6/1/2049	290,000	223,720
Entergy Texas, Inc. 3.55%, 9/30/2049	120,000	87,856
Evergy Kansas Central, Inc.:
3.25%, 9/1/2049	340,000	234,270
4.13%, 3/1/2042	250,000	210,642
4.25%, 12/1/2045	325,000	271,911
5.70%, 3/15/2053	138,000	140,029
Evergy Metro, Inc.:
Series 2019, 4.13%, 4/1/2049 (b)	298,000	238,230
4.20%, 6/15/2047	145,000	118,011
5.30%, 10/1/2041	381,000	365,970
Evergy, Inc. 2.90%, 9/15/2029	148,000	132,185
Eversource Energy:
Series Q, 0.80%, 8/15/2025	191,000	178,872
Security Description	Principal Amount	Value
Series R, 1.65%, 8/15/2030	$295,000	$237,522
2.90%, 3/1/2027	284,000	267,184
Series M, 3.30%, 1/15/2028	180,000	168,266
3.38%, 3/1/2032	250,000	217,622
4.60%, 7/1/2027	330,000	324,637
5.13%, 5/15/2033	399,000	391,208
5.45%, 3/1/2028 (b)	750,000	759,375
Exelon Corp.:
2.75%, 3/15/2027	95,000	88,960
3.40%, 4/15/2026	399,000	385,877
3.95%, 6/15/2025	280,000	274,873
4.05%, 4/15/2030	893,000	843,171
4.45%, 4/15/2046	125,000	106,985
4.70%, 4/15/2050 (b)	239,000	210,026
5.10%, 6/15/2045	321,000	297,265
5.15%, 3/15/2029	250,000	250,712
5.45%, 3/15/2034	250,000	251,907
5.60%, 3/15/2053 (b)	354,000	353,611
5.63%, 6/15/2035	194,000	197,203
Florida Power & Light Co.:
2.45%, 2/3/2032	450,000	379,404
2.85%, 4/1/2025	500,000	488,070
2.88%, 12/4/2051 (b)	317,000	208,374
3.15%, 10/1/2049	215,000	151,513
3.70%, 12/1/2047	424,000	333,370
3.95%, 3/1/2048	313,000	256,391
4.05%, 10/1/2044	500,000	427,380
4.40%, 5/15/2028 (b)	825,000	816,247
5.05%, 4/1/2028 (b)	1,049,000	1,061,137
5.30%, 4/1/2053	880,000	883,054
5.65%, 2/1/2037	362,000	377,066
5.69%, 3/1/2040	169,000	177,783
5.95%, 2/1/2038	127,000	136,769
Georgia Power Co.:
3.25%, 4/1/2026	145,000	139,802
3.25%, 3/30/2027	260,000	247,746
Series B, 3.70%, 1/30/2050	142,000	108,982
4.30%, 3/15/2042	468,600	408,104
4.30%, 3/15/2043	375,000	320,790
4.65%, 5/16/2028	570,000	564,437
4.95%, 5/17/2033	200,000	197,286
5.13%, 5/15/2052	342,000	331,087
5.25%, 3/15/2034 (b)	500,000	505,065
Iberdrola International BV 6.75%, 7/15/2036	518,000	587,920
Idaho Power Co. Series MTN, 5.50%, 3/15/2053	585,000	580,267
Indiana Michigan Power Co.:
4.25%, 8/15/2048	26,000	21,198
Series K, 4.55%, 3/15/2046	92,000	78,357
5.63%, 4/1/2053	25,000	25,322
Interstate Power & Light Co.:
2.30%, 6/1/2030	84,000	71,548
3.50%, 9/30/2049	250,000	180,445

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.70%, 9/15/2046 (b)	$110,000	$83,148
5.70%, 10/15/2033	200,000	204,874
6.25%, 7/15/2039	135,000	141,415
ITC Holdings Corp.:
3.25%, 6/30/2026	275,000	263,461
3.35%, 11/15/2027	176,000	166,331
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	137,926	129,262
Kentucky Utilities Co.:
3.30%, 6/1/2050	201,000	140,602
4.38%, 10/1/2045	452,000	387,952
5.13%, 11/1/2040	312,000	299,866
Louisville Gas & Electric Co. Series LOU, 5.45%, 4/15/2033	685,000	698,385
MidAmerican Energy Co.:
3.10%, 5/1/2027 (b)	230,000	218,557
3.15%, 4/15/2050	162,000	112,575
3.65%, 8/1/2048	356,000	273,223
3.95%, 8/1/2047	325,000	260,864
4.40%, 10/15/2044	265,000	230,113
4.80%, 9/15/2043	216,000	203,107
5.30%, 2/1/2055	145,000	143,395
5.35%, 1/15/2034 (b)	525,000	539,721
5.85%, 9/15/2054	250,000	266,617
Mississippi Power Co.:
3.95%, 3/30/2028	120,000	115,351
Series 12-A, 4.25%, 3/15/2042	191,000	162,417
National Grid PLC:
5.42%, 1/11/2034	750,000	744,870
5.81%, 6/12/2033	100,000	102,399
National Rural Utilities Cooperative Finance Corp.:
Series MTN, 1.00%, 6/15/2026 (b)	140,000	128,282
Series MTN, 1.65%, 6/15/2031	150,000	119,702
2.40%, 3/15/2030	451,000	390,566
2.75%, 4/15/2032 (b)	286,000	242,754
3.40%, 2/7/2028 (b)	167,000	158,243
3.70%, 3/15/2029	160,000	151,411
4.30%, 3/15/2049	234,000	198,692
4.80%, 3/15/2028	450,000	449,667
Series GMTN, 4.85%, 2/7/2029	500,000	499,770
Series MTN, 5.05%, 9/15/2028 (b)	250,000	251,520
Series MTN, 5.60%, 11/13/2026	180,000	182,538
5.80%, 1/15/2033	137,000	142,766
5 yr. CMT + 3.53%, 7.13%, 9/15/2053 (b) (c)	375,000	389,280
Series MTN, 8.00%, 3/1/2032	255,000	298,184
Security Description	Principal Amount	Value
Nevada Power Co.:
Series DD, 2.40%, 5/1/2030 (b)	$250,000	$215,750
Series CC, 3.70%, 5/1/2029	304,000	289,210
Series R, 6.75%, 7/1/2037	547,000	611,858
NextEra Energy Capital Holdings, Inc.:
1.88%, 1/15/2027	707,000	647,492
2.25%, 6/1/2030	1,039,000	884,563
2.44%, 1/15/2032	1,192,000	985,808
2.75%, 11/1/2029	426,000	380,388
3.55%, 5/1/2027	353,000	336,886
4.63%, 7/15/2027	630,000	621,873
3 mo. USD Term SOFR + 2.41%, 4.80%, 12/1/2077 (b) (c)	125,000	114,678
4.95%, 1/29/2026	130,000	129,420
5.00%, 7/15/2032 (b)	656,000	651,697
5.25%, 3/15/2034 (b)	250,000	249,502
5.25%, 2/28/2053 (b)	675,000	642,472
5.55%, 3/15/2054 (b)	300,000	297,963
5.75%, 9/1/2025	485,000	487,187
Northern States Power Co.:
2.25%, 4/1/2031	100,000	83,936
2.90%, 3/1/2050	437,500	291,742
3.20%, 4/1/2052	395,000	273,569
3.40%, 8/15/2042	350,000	268,411
3.60%, 5/15/2046	290,000	220,649
4.50%, 6/1/2052	360,000	316,242
5.10%, 5/15/2053 (b)	383,000	368,898
5.40%, 3/15/2054	295,000	297,100
6.20%, 7/1/2037	239,000	258,806
NorthWestern Corp. 4.18%, 11/15/2044	150,000	122,709
NSTAR Electric Co.:
1.95%, 8/15/2031	134,000	108,452
3.10%, 6/1/2051	150,000	103,020
3.20%, 5/15/2027	360,700	344,436
3.95%, 4/1/2030	125,000	117,865
4.40%, 3/1/2044	135,000	119,040
4.55%, 6/1/2052	585,000	510,676
4.95%, 9/15/2052	285,000	266,216
5.50%, 3/15/2040	155,000	156,364
Oglethorpe Power Corp.:
4.50%, 4/1/2047	370,000	307,389
5.05%, 10/1/2048	280,000	251,969
5.38%, 11/1/2040	237,000	226,174
6.20%, 12/1/2053 (e)	225,000	236,727
Ohio Edison Co. 6.88%, 7/15/2036	227,000	254,329
Ohio Power Co.:
Series Q, 1.63%, 1/15/2031	149,000	118,829
Series R, 2.90%, 10/1/2051	147,000	94,808
4.00%, 6/1/2049 (b)	222,000	174,761
4.15%, 4/1/2048	297,000	239,032

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Oklahoma Gas & Electric Co.:
3.30%, 3/15/2030	$95,000	$86,466
3.85%, 8/15/2047	141,000	108,574
4.15%, 4/1/2047	620,000	501,729
Oncor Electric Delivery Co. LLC:
0.55%, 10/1/2025	565,000	528,913
2.75%, 5/15/2030 (b)	475,000	421,615
3.10%, 9/15/2049	404,000	279,899
3.70%, 11/15/2028	275,000	260,802
3.70%, 5/15/2050	200,000	152,892
3.80%, 9/30/2047	301,000	234,184
3.80%, 6/1/2049	197,000	155,650
4.10%, 11/15/2048	232,000	190,924
4.30%, 5/15/2028	440,000	430,558
4.55%, 9/15/2032 (b)	193,000	186,440
4.95%, 9/15/2052 (b)	111,000	104,500
5.25%, 9/30/2040	180,000	178,637
5.30%, 6/1/2042 (b)	260,000	259,444
5.75%, 3/15/2029	100,000	103,446
Pacific Gas & Electric Co.:
2.10%, 8/1/2027	396,000	356,598
2.50%, 2/1/2031	895,000	744,953
2.95%, 3/1/2026	94,000	89,771
3.00%, 6/15/2028 (b)	175,000	159,934
3.15%, 1/1/2026	356,000	342,308
3.25%, 6/1/2031	403,000	349,740
3.30%, 8/1/2040	313,000	229,867
3.50%, 8/1/2050 (b)	595,000	407,510
3.75%, 7/1/2028	219,000	205,006
3.75%, 8/15/2042 (b)	5,000	3,723
4.00%, 12/1/2046	273,000	204,147
4.20%, 3/1/2029 (b)	205,000	194,541
4.20%, 6/1/2041	648,000	522,586
4.40%, 3/1/2032 (b)	240,000	221,050
4.50%, 7/1/2040	678,600	578,948
4.55%, 7/1/2030	510,000	484,893
4.60%, 6/15/2043	100,000	83,666
4.65%, 8/1/2028	111,000	107,021
4.75%, 2/15/2044	378,000	318,552
4.95%, 7/1/2050	501,000	431,591
5.55%, 5/15/2029	175,000	176,531
5.80%, 5/15/2034	155,000	156,390
5.90%, 6/15/2032	400,000	406,860
6.10%, 1/15/2029 (b)	605,000	623,265
6.15%, 1/15/2033	350,000	361,403
6.40%, 6/15/2033	429,000	452,097
6.70%, 4/1/2053 (b)	320,000	346,979
6.75%, 1/15/2053	634,000	691,732
6.95%, 3/15/2034 (b)	400,000	438,396
PacifiCorp:
2.70%, 9/15/2030	175,000	151,545
2.90%, 6/15/2052	664,000	404,695
3.30%, 3/15/2051	538,000	359,492
4.13%, 1/15/2049	150,000	117,848
Security Description	Principal Amount	Value
4.15%, 2/15/2050	$540,000	$423,711
5.35%, 12/1/2053	295,000	274,518
5.45%, 2/15/2034	650,000	652,535
5.50%, 5/15/2054	245,000	235,305
5.80%, 1/15/2055	250,000	246,492
PECO Energy Co.:
2.85%, 9/15/2051	216,000	138,985
3.05%, 3/15/2051	168,000	114,080
3.70%, 9/15/2047	227,000	177,707
3.90%, 3/1/2048	140,000	113,816
4.15%, 10/1/2044	85,000	72,158
4.38%, 8/15/2052	325,000	282,279
4.60%, 5/15/2052	665,000	598,992
PG&E Energy Recovery Funding LLC Series A-1, 1.46%, 7/15/2033	128,245	112,984
PG&E Wildfire Recovery Funding LLC:
Series A-1, 3.59%, 6/1/2032	82,328	78,855
Series A-1, 4.02%, 6/1/2033	136,066	131,406
Series A-2, 4.26%, 6/1/2038	280,000	264,468
Series A-3, 4.38%, 6/3/2041	425,000	397,409
Series A-4, 4.45%, 12/1/2049	560,000	504,118
Series A-5, 4.67%, 12/1/2053	284,000	263,302
Series A-2, 4.72%, 6/1/2039	200,000	196,100
Series A-3, 5.08%, 6/1/2043	175,000	174,060
Series A-5, 5.10%, 6/1/2054	214,000	211,530
Series A-4, 5.21%, 12/1/2049	615,000	611,494
Pinnacle West Capital Corp. 1.30%, 6/15/2025	145,000	137,543
Potomac Electric Power Co. 4.15%, 3/15/2043	228,000	194,790
PPL Capital Funding, Inc. 3.10%, 5/15/2026 (b)	116,000	110,917
PPL Electric Utilities Corp.:
3.00%, 10/1/2049	270,000	186,813
3.95%, 6/1/2047	160,000	129,838
4.13%, 6/15/2044	130,000	110,660
4.85%, 2/15/2034	300,000	295,281
Progress Energy, Inc. 7.75%, 3/1/2031	199,000	225,572
Public Service Co. of Colorado:
Series 35, 1.90%, 1/15/2031	241,800	198,390
3.60%, 9/15/2042	372,000	286,440
3.70%, 6/15/2028	229,000	218,814
3.80%, 6/15/2047	250,000	191,935
4.05%, 9/15/2049	384,000	300,119
Series 39, 4.50%, 6/1/2052	250,000	210,100
Series 17, 6.25%, 9/1/2037	200,000	213,476
6.50%, 8/1/2038	169,000	184,976

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Public Service Co. of New Hampshire Series V, 2.20%, 6/15/2031	$216,000	$180,163
Public Service Co. of Oklahoma:
Series K, 3.15%, 8/15/2051	135,000	90,268
5.25%, 1/15/2033	150,000	148,976
Public Service Electric & Gas Co.:
Series MTN, 0.95%, 3/15/2026	188,000	174,381
Series MTN, 1.90%, 8/15/2031	415,000	338,175
Series MTN, 2.25%, 9/15/2026	305,000	286,206
Series MTN, 2.45%, 1/15/2030	204,000	178,327
Series MTN, 2.70%, 5/1/2050	193,000	126,158
Series MTN, 3.00%, 3/1/2051	95,000	64,997
Series MTN, 3.10%, 3/15/2032	368,000	322,589
Series MTN, 3.15%, 1/1/2050	180,000	127,910
Series MTN, 3.20%, 5/15/2029	105,000	97,573
Series MTN, 3.60%, 12/1/2047	307,000	237,965
Series MTN, 3.80%, 3/1/2046	546,000	437,794
Series MTN, 4.65%, 3/15/2033	200,000	194,672
Series MTN, 4.90%, 12/15/2032	125,000	124,364
Series MTN, 5.20%, 3/1/2034	250,000	253,100
Series MTN, 5.45%, 3/1/2054 (b)	250,000	257,522
Public Service Enterprise Group, Inc.:
1.60%, 8/15/2030	212,000	171,220
2.45%, 11/15/2031	200,000	165,282
5.85%, 11/15/2027	334,000	342,166
5.88%, 10/15/2028	492,000	506,765
6.13%, 10/15/2033	100,000	105,050
Puget Energy, Inc. 3.65%, 5/15/2025	302,000	294,827
Puget Sound Energy, Inc.:
3.25%, 9/15/2049	326,000	223,323
4.22%, 6/15/2048	165,000	135,460
5.45%, 6/1/2053 (b)	500,000	498,800
5.80%, 3/15/2040	125,000	127,139
6.27%, 3/15/2037	136,000	145,918
San Diego Gas & Electric Co.:
Series VVV, 1.70%, 10/1/2030	294,500	242,477
Security Description	Principal Amount	Value
Series WWW, 2.95%, 8/15/2051	$65,000	$43,872
Series RRR, 3.75%, 6/1/2047	257,000	199,512
4.95%, 8/15/2028 (b)	389,000	390,521
5.55%, 4/15/2054	250,000	253,360
SCE Recovery Funding LLC:
Series A-1, 4.70%, 6/15/2042	240,940	232,124
Series A-2, 5.11%, 12/14/2049	560,000	547,322
Sempra:
3.30%, 4/1/2025	200,000	195,638
3.40%, 2/1/2028	541,000	511,234
3.70%, 4/1/2029 (b)	261,000	244,121
3.80%, 2/1/2038	357,000	297,213
4.00%, 2/1/2048	195,000	152,558
5 yr. CMT + 2.87%, 4.13%, 4/1/2052 (c)	303,089	279,621
5.50%, 8/1/2033 (b)	350,000	350,651
6.00%, 10/15/2039	558,000	569,623
Sierra Pacific Power Co. 2.60%, 5/1/2026	215,000	204,263
Southern California Edison Co.:
2.25%, 6/1/2030	430,500	366,282
Series G, 2.50%, 6/1/2031	196,000	165,336
2.75%, 2/1/2032	130,000	109,972
3.45%, 2/1/2052	355,000	250,687
3.65%, 2/1/2050	404,000	299,562
Series H, 3.65%, 6/1/2051	325,000	238,810
Series E, 3.70%, 8/1/2025	148,000	144,756
Series 2013-A, 3.90%, 3/15/2043	218,000	174,810
4.00%, 4/1/2047	628,000	497,439
4.05%, 3/15/2042	314,000	258,924
Series C, 4.13%, 3/1/2048	396,000	319,948
4.50%, 9/1/2040	590,000	522,120
4.65%, 10/1/2043	373,000	330,314
Series D, 4.70%, 6/1/2027	194,000	191,849
4.88%, 2/1/2027	500,000	498,515
Series B, 4.88%, 3/1/2049	423,000	378,792
5.15%, 6/1/2029	500,000	501,805
Series 2005-E, 5.35%, 7/15/2035	310,000	309,671
Series 2006-E, 5.55%, 1/15/2037	118,000	118,811
Series 2006-A, 5.63%, 2/1/2036	293,000	295,573
5.65%, 10/1/2028	255,000	262,451
Series 2004-G, 5.75%, 4/1/2035	280,000	286,958
5.85%, 11/1/2027	256,000	262,694
5.88%, 12/1/2053	210,000	217,020
5.95%, 11/1/2032	350,000	366,971
6.65%, 4/1/2029	150,000	157,911

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Southern Co.:
3.25%, 7/1/2026	$554,000	$532,654
Series 21-A, 5 yr. CMT + 2.92%, 3.75%, 9/15/2051 (c)	476,000	445,241
4.40%, 7/1/2046	713,000	615,198
4.85%, 6/15/2028	500,000	497,630
5.11%, 8/1/2027	122,000	122,059
5.15%, 10/6/2025	257,000	256,686
5.20%, 6/15/2033	490,000	490,010
5.70%, 10/15/2032	255,000	263,219
Southern Power Co.:
4.15%, 12/1/2025	589,000	579,470
Series F, 4.95%, 12/15/2046 (b)	545,000	485,028
5.25%, 7/15/2043	125,000	118,070
Southwestern Electric Power Co.:
Series N, 1.65%, 3/15/2026	300,000	279,843
Series K, 2.75%, 10/1/2026	319,000	299,050
Series L, 3.85%, 2/1/2048	230,000	168,887
5.30%, 4/1/2033	211,000	208,316
6.20%, 3/15/2040	375,000	393,574
Southwestern Public Service Co.:
Series 8, 3.15%, 5/1/2050	475,000	312,046
3.40%, 8/15/2046	195,000	137,216
3.70%, 8/15/2047	235,000	169,193
4.50%, 8/15/2041	255,000	217,561
Tampa Electric Co.:
2.40%, 3/15/2031 (b)	371,000	310,672
3.45%, 3/15/2051	150,000	105,984
4.10%, 6/15/2042	250,000	209,182
4.30%, 6/15/2048	200,000	166,388
5.00%, 7/15/2052 (b)	200,000	183,924
Toledo Edison Co. 6.15%, 5/15/2037	200,000	211,552
Tucson Electric Power Co.:
1.50%, 8/1/2030 (b)	473,000	382,160
3.25%, 5/1/2051	10,000	6,814
4.00%, 6/15/2050	240,000	186,000
4.85%, 12/1/2048	150,000	133,931
Union Electric Co.:
2.15%, 3/15/2032	275,000	223,066
2.95%, 6/15/2027	300,000	282,516
3.25%, 10/1/2049	270,000	188,841
3.65%, 4/15/2045	250,000	191,953
3.90%, 9/15/2042	335,000	277,363
5.25%, 1/15/2054	390,000	374,767
Virginia Electric & Power Co.:
2.30%, 11/15/2031	395,000	328,142
2.40%, 3/30/2032	158,000	131,033
3.30%, 12/1/2049	486,000	343,359
Series B, 3.75%, 5/15/2027	485,000	467,792
Series A, 3.80%, 4/1/2028	170,000	163,251
Series B, 4.20%, 5/15/2045	250,000	209,812
Security Description	Principal Amount	Value
4.45%, 2/15/2044	$377,000	$329,012
Series C, 4.63%, 5/15/2052	136,000	118,559
Series D, 4.65%, 8/15/2043	200,000	179,498
5.30%, 8/15/2033	500,000	501,800
5.35%, 1/15/2054 (b)	155,000	151,813
5.45%, 4/1/2053 (b)	214,000	212,543
5.70%, 8/15/2053 (b)	125,000	128,603
Series B, 6.00%, 1/15/2036 (b)	194,000	204,738
8.88%, 11/15/2038	206,000	275,486
WEC Energy Group, Inc.:
1.38%, 10/15/2027	370,000	325,933
1.80%, 10/15/2030	141,000	116,016
2.20%, 12/15/2028 (b)	588,000	519,733
4.75%, 1/9/2026	239,000	236,866
4.75%, 1/15/2028 (b)	205,000	203,858
5.00%, 9/27/2025	513,000	510,230
5.15%, 10/1/2027 (b)	525,000	525,761
Wisconsin Power & Light Co.:
1.95%, 9/16/2031	170,000	137,080
3.00%, 7/1/2029 (b)	185,000	170,056
3.05%, 10/15/2027	141,000	132,082
3.65%, 4/1/2050	185,000	136,737
4.95%, 4/1/2033 (b)	250,000	244,340
Xcel Energy, Inc.:
2.60%, 12/1/2029	264,200	230,411
3.35%, 12/1/2026	153,000	145,111
3.40%, 6/1/2030	164,000	146,549
4.60%, 6/1/2032	460,000	432,924
5.50%, 3/15/2034	200,000	199,058
6.50%, 7/1/2036	5,000	5,327
		168,068,612
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (a)
Acuity Brands Lighting, Inc. 2.15%, 12/15/2030	101,000	83,706
Emerson Electric Co.:
0.88%, 10/15/2026	583,000	529,049
1.80%, 10/15/2027	408,000	368,795
1.95%, 10/15/2030	163,000	138,397
2.20%, 12/21/2031	262,000	219,496
2.80%, 12/21/2051	230,000	150,344
		1,489,787
ELECTRONICS — 0.2%
Agilent Technologies, Inc.:
2.10%, 6/4/2030	345,000	291,528
2.30%, 3/12/2031 (b)	351,000	294,700
Allegion U.S. Holding Co., Inc. 5.41%, 7/1/2032	220,000	220,579
Amphenol Corp.:
2.20%, 9/15/2031	107,000	88,587
2.80%, 2/15/2030	491,000	439,445
4.35%, 6/1/2029	263,000	256,272
Avnet, Inc.:
4.63%, 4/15/2026	181,000	178,057

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.50%, 6/1/2032	$313,000	$303,291
Flex Ltd.:
3.75%, 2/1/2026	150,000	145,540
4.75%, 6/15/2025	225,000	222,691
4.88%, 6/15/2029	282,000	276,430
6.00%, 1/15/2028	70,000	71,202
Fortive Corp. 3.15%, 6/15/2026	236,000	225,729
Honeywell International, Inc.:
1.10%, 3/1/2027	147,000	132,881
1.35%, 6/1/2025	330,000	316,279
1.75%, 9/1/2031	290,000	235,402
1.95%, 6/1/2030 (b)	343,000	292,531
2.50%, 11/1/2026	219,000	206,876
2.70%, 8/15/2029 (b)	394,000	357,299
3.81%, 11/21/2047	728,000	589,207
4.50%, 1/15/2034	350,000	340,326
4.88%, 9/1/2029 (b)	350,000	352,415
4.95%, 2/15/2028 (b)	280,000	283,256
4.95%, 9/1/2031 (b)	250,000	251,705
5.00%, 2/15/2033	440,000	444,902
5.00%, 3/1/2035 (b)	350,000	351,141
5.25%, 3/1/2054	350,000	352,716
5.35%, 3/1/2064	250,000	253,442
5.70%, 3/15/2037	487,000	515,636
Hubbell, Inc. 2.30%, 3/15/2031	229,000	191,073
Jabil, Inc.:
3.00%, 1/15/2031	247,000	211,637
3.60%, 1/15/2030	359,000	325,638
5.45%, 2/1/2029	355,000	357,052
Keysight Technologies, Inc.:
3.00%, 10/30/2029	301,000	268,359
4.60%, 4/6/2027	175,000	172,154
TD SYNNEX Corp.:
1.75%, 8/9/2026	101,000	92,318
2.38%, 8/9/2028	135,000	119,281
Trimble, Inc.:
4.90%, 6/15/2028	272,000	270,518
6.10%, 3/15/2033	466,000	486,770
Tyco Electronics Group SA:
3.13%, 8/15/2027	175,000	165,686
3.70%, 2/15/2026	229,000	223,234
4.50%, 2/13/2026	241,000	238,590
Vontier Corp.:
2.40%, 4/1/2028	417,000	369,650
2.95%, 4/1/2031	195,000	163,108
		11,945,133
ENGINEERING & CONSTRUCTION — 0.0% (a)
Jacobs Engineering Group, Inc.:
5.90%, 3/1/2033	150,000	151,872
6.35%, 8/18/2028	400,000	413,524
		565,396
Security Description	Principal Amount	Value
ENTERTAINMENT — 0.1%
Warnermedia Holdings, Inc.:
3.76%, 3/15/2027	$1,819,000	$1,735,708
4.05%, 3/15/2029	260,000	243,514
4.28%, 3/15/2032 (b)	1,261,000	1,127,069
5.05%, 3/15/2042	1,281,000	1,098,944
5.14%, 3/15/2052	1,283,000	1,065,390
5.39%, 3/15/2062	645,000	534,744
		5,805,369
ENVIRONMENTAL CONTROL — 0.1%
Republic Services, Inc.:
0.88%, 11/15/2025 (b)	200,000	186,524
1.45%, 2/15/2031	540,000	430,223
1.75%, 2/15/2032 (b)	126,000	99,646
2.30%, 3/1/2030	513,000	443,776
2.90%, 7/1/2026 (b)	133,000	127,488
3.05%, 3/1/2050	316,000	219,026
3.38%, 11/15/2027	352,500	335,065
3.95%, 5/15/2028	297,000	287,440
5.00%, 12/15/2033 (b)	125,000	124,080
Veralto Corp.:
5.45%, 9/18/2033 (e)	400,000	404,912
5.50%, 9/18/2026 (e)	300,000	301,110
Waste Connections, Inc.:
2.20%, 1/15/2032	115,000	94,182
2.60%, 2/1/2030	245,000	216,979
2.95%, 1/15/2052 (b)	240,000	160,925
3.20%, 6/1/2032	270,000	237,956
3.50%, 5/1/2029 (b)	245,000	230,479
4.25%, 12/1/2028	361,000	351,986
5.00%, 3/1/2034	250,000	247,883
Waste Management, Inc.:
0.75%, 11/15/2025	115,000	107,365
1.15%, 3/15/2028 (b)	214,000	186,578
1.50%, 3/15/2031 (b)	328,000	263,965
2.00%, 6/1/2029	204,000	178,953
2.50%, 11/15/2050	115,000	71,720
3.15%, 11/15/2027	257,000	243,641
4.15%, 4/15/2032 (b)	455,000	434,793
4.15%, 7/15/2049	100,000	85,874
4.63%, 2/15/2030 (b)	370,000	368,442
4.63%, 2/15/2033	124,000	121,411
4.88%, 2/15/2034	500,000	497,135
		7,059,557
FINANCIALS — 0.0% (a)
Brookfield Finance, Inc. 6.35%, 1/5/2034 (b)	500,000	532,200
FOOD — 0.4%
Campbell Soup Co.:
4.15%, 3/15/2028	203,000	196,788
4.80%, 3/15/2048	671,000	597,029
Conagra Brands, Inc.:
1.38%, 11/1/2027	175,000	153,190
4.60%, 11/1/2025	364,000	359,319

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.85%, 11/1/2028	$332,000	$328,328
5.30%, 10/1/2026	520,000	520,577
5.30%, 11/1/2038	377,000	359,013
5.40%, 11/1/2048 (b)	425,000	399,241
Flowers Foods, Inc. 2.40%, 3/15/2031 (b)	110,000	92,138
General Mills, Inc.:
2.25%, 10/14/2031 (b)	243,000	200,876
2.88%, 4/15/2030 (b)	370,000	329,677
3.00%, 2/1/2051 (b)	200,000	131,472
4.00%, 4/17/2025	802,000	790,203
4.20%, 4/17/2028	451,000	439,702
4.70%, 1/30/2027	200,000	198,370
5.40%, 6/15/2040	150,000	150,015
Hershey Co.:
1.70%, 6/1/2030	189,000	158,720
2.30%, 8/15/2026	20,000	18,857
3.13%, 11/15/2049	194,000	140,520
4.25%, 5/4/2028 (b)	420,000	415,968
Hormel Foods Corp.:
1.70%, 6/3/2028 (b)	320,000	283,680
1.80%, 6/11/2030 (b)	181,000	151,539
3.05%, 6/3/2051 (b)	474,000	324,178
Ingredion, Inc.:
2.90%, 6/1/2030	255,000	225,667
3.90%, 6/1/2050	125,000	92,870
J M Smucker Co.:
2.38%, 3/15/2030 (b)	365,000	316,543
3.38%, 12/15/2027 (b)	219,000	207,332
3.55%, 3/15/2050 (b)	75,000	53,179
4.25%, 3/15/2035	411,000	375,013
6.20%, 11/15/2033 (b)	450,000	480,474
6.50%, 11/15/2043	235,000	254,883
6.50%, 11/15/2053 (b)	295,000	327,358
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL:
6.75%, 3/15/2034 (e)	620,000	651,614
7.25%, 11/15/2053 (b) (e)	500,000	536,935
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.:
2.50%, 1/15/2027	365,000	336,409
3.63%, 1/15/2032 (b)	290,000	248,205
4.38%, 2/2/2052	175,000	126,735
5.50%, 1/15/2030 (b)	638,000	628,558
5.75%, 4/1/2033 (b)	365,000	359,631
6.50%, 12/1/2052	335,000	331,338
Kellanova:
2.10%, 6/1/2030 (b)	196,000	166,496
3.25%, 4/1/2026	325,000	313,378
3.40%, 11/15/2027	552,000	522,181
Koninklijke Ahold Delhaize NV 5.70%, 10/1/2040	156,000	155,866
Kraft Heinz Foods Co.:
3.00%, 6/1/2026 (b)	1,463,000	1,400,296
Security Description	Principal Amount	Value
3.75%, 4/1/2030 (b)	$336,000	$315,427
4.25%, 3/1/2031	194,000	185,763
4.38%, 6/1/2046	719,000	606,858
4.63%, 10/1/2039	471,000	428,643
4.88%, 10/1/2049 (b)	585,000	529,975
5.00%, 6/4/2042	553,000	518,631
6.75%, 3/15/2032	110,000	121,883
Kroger Co.:
1.70%, 1/15/2031 (b)	223,000	180,101
2.20%, 5/1/2030 (b)	565,000	480,408
2.65%, 10/15/2026	300,000	282,948
3.70%, 8/1/2027	363,000	349,438
3.88%, 10/15/2046	541,000	417,679
4.45%, 2/1/2047	182,400	156,968
5.40%, 1/15/2049	199,000	196,023
6.90%, 4/15/2038	161,000	180,747
McCormick & Co., Inc.:
2.50%, 4/15/2030	810,000	703,566
3.40%, 8/15/2027	273,000	259,312
Mondelez International, Inc.:
1.50%, 5/4/2025	567,000	543,934
1.50%, 2/4/2031	129,000	103,080
2.63%, 3/17/2027	195,000	182,676
2.63%, 9/4/2050	429,000	270,021
2.75%, 4/13/2030	202,000	179,867
3.00%, 3/17/2032 (b)	100,000	86,848
4.75%, 2/20/2029 (b)	500,000	496,545
Pilgrim's Pride Corp.:
3.50%, 3/1/2032	273,000	231,534
4.25%, 4/15/2031	519,000	468,159
6.25%, 7/1/2033	506,000	517,871
6.88%, 5/15/2034	240,000	255,828
Sysco Corp.:
2.40%, 2/15/2030 (b)	285,000	246,910
3.25%, 7/15/2027	299,000	282,672
3.30%, 7/15/2026	310,000	297,733
3.30%, 2/15/2050	250,000	178,925
3.75%, 10/1/2025	323,000	315,206
4.50%, 4/1/2046	178,000	155,718
4.85%, 10/1/2045	115,000	105,089
5.75%, 1/17/2029	473,000	486,835
5.95%, 4/1/2030	347,000	361,619
6.60%, 4/1/2050 (b)	335,078	382,887
Tyson Foods, Inc.:
3.55%, 6/2/2027	660,000	630,036
4.00%, 3/1/2026	337,000	328,983
4.35%, 3/1/2029	149,000	144,171
4.55%, 6/2/2047	309,000	257,567
4.88%, 8/15/2034 (b)	383,000	367,776
5.15%, 8/15/2044	202,000	184,886
5.40%, 3/15/2029 (b)	95,000	95,896
5.70%, 3/15/2034	90,000	91,146
		29,015,149

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
FOREST PRODUCTS & PAPER — 0.0% (a)
Celulosa Arauco y Constitucion SA 3.88%, 11/2/2027	$241,000	$225,446
Georgia-Pacific LLC:
7.75%, 11/15/2029	199,000	226,943
8.88%, 5/15/2031	125,000	154,202
International Paper Co.:
4.35%, 8/15/2048 (b)	294,000	248,348
4.80%, 6/15/2044	440,000	397,205
6.00%, 11/15/2041	499,000	514,848
Suzano Austria GmbH:
2.50%, 9/15/2028	206,500	181,881
3.13%, 1/15/2032	268,000	222,633
3.75%, 1/15/2031 (b)	416,500	368,082
5.00%, 1/15/2030	338,000	324,193
6.00%, 1/15/2029	516,000	518,766
Suzano International Finance BV 5.50%, 1/17/2027	101,000	100,659
		3,483,206
GAS — 0.2%
Atmos Energy Corp.:
1.50%, 1/15/2031	404,000	324,145
2.63%, 9/15/2029	320,000	286,650
2.85%, 2/15/2052	235,000	151,721
3.00%, 6/15/2027	246,000	232,086
3.38%, 9/15/2049	161,000	117,136
4.13%, 3/15/2049 (b)	203,000	169,280
5.75%, 10/15/2052	300,000	317,676
5.90%, 11/15/2033	105,000	111,460
6.20%, 11/15/2053	200,000	225,536
CenterPoint Energy Resources Corp.:
1.75%, 10/1/2030 (b)	561,000	460,671
4.00%, 4/1/2028	185,000	178,142
4.40%, 7/1/2032 (b)	350,000	333,231
5.25%, 3/1/2028	550,000	555,665
National Fuel Gas Co. 2.95%, 3/1/2031	229,000	192,591
NiSource, Inc.:
0.95%, 8/15/2025	354,000	333,199
1.70%, 2/15/2031	250,000	199,835
3.49%, 5/15/2027	419,000	399,680
4.38%, 5/15/2047	489,000	409,665
4.80%, 2/15/2044	380,000	339,158
5.00%, 6/15/2052	519,000	479,743
5.25%, 3/30/2028	465,000	468,511
5.40%, 6/30/2033	179,000	180,625
5.65%, 2/1/2045	170,000	167,295
5.95%, 6/15/2041	137,000	141,055
ONE Gas, Inc.:
4.25%, 9/1/2032 (b)	120,000	114,503
4.50%, 11/1/2048	230,000	201,107
5.10%, 4/1/2029 (b)	500,000	503,985
Security Description	Principal Amount	Value
Piedmont Natural Gas Co., Inc. 2.50%, 3/15/2031	$280,000	$236,200
Southern California Gas Co.:
Series XX, 2.55%, 2/1/2030 (b)	265,000	232,376
2.95%, 4/15/2027	332,000	313,172
3.75%, 9/15/2042	350,000	279,531
Series VV, 4.30%, 1/15/2049	510,000	421,581
5.75%, 6/1/2053	425,000	432,777
6.35%, 11/15/2052	379,000	417,150
Southern Co. Gas Capital Corp.:
Series 20-A, 1.75%, 1/15/2031	146,000	118,656
3.95%, 10/1/2046	280,000	216,574
4.40%, 5/30/2047	374,000	309,328
5.75%, 9/15/2033	315,000	326,488
Southwest Gas Corp.:
2.20%, 6/15/2030	234,000	197,416
3.18%, 8/15/2051	130,000	85,158
4.05%, 3/15/2032	207,000	189,662
5.45%, 3/23/2028 (b)	370,000	375,642
Washington Gas Light Co. Series K, 3.80%, 9/15/2046	275,000	205,123
		11,951,185
HAND & MACHINE TOOLS — 0.0% (a)
Kennametal, Inc. 2.80%, 3/1/2031	116,000	98,464
Regal Rexnord Corp.:
6.05%, 2/15/2026 (e)	280,000	281,680
6.05%, 4/15/2028 (e)	519,000	526,733
6.30%, 2/15/2030 (e)	425,000	435,328
6.40%, 4/15/2033 (b) (e)	375,000	389,021
Snap-on, Inc. 4.10%, 3/1/2048	377,000	318,607
Stanley Black & Decker, Inc.:
2.30%, 3/15/2030	354,000	299,640
2.75%, 11/15/2050	796,000	470,571
3.40%, 3/1/2026 (b)	435,000	419,805
5.20%, 9/1/2040	247,000	235,695
		3,475,544
HEALTH CARE PRODUCTS — 0.3%
Abbott Laboratories:
1.15%, 1/30/2028	233,000	205,900
1.40%, 6/30/2030	374,000	311,527
3.75%, 11/30/2026	434,000	424,304
4.75%, 11/30/2036	485,000	480,708
4.75%, 4/15/2043	275,000	264,737
4.90%, 11/30/2046	937,000	912,957
6.00%, 4/1/2039	188,000	208,780
6.15%, 11/30/2037	245,000	273,185
Baxter International, Inc.:
1.92%, 2/1/2027	457,000	417,241
2.27%, 12/1/2028	375,000	330,802

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
2.54%, 2/1/2032 (b)	$420,000	$348,071
3.13%, 12/1/2051 (b)	1,021,000	668,193
3.95%, 4/1/2030	284,000	266,216
Boston Scientific Corp.:
1.90%, 6/1/2025	292,000	280,554
2.65%, 6/1/2030	357,000	314,556
4.55%, 3/1/2039	92,000	86,098
4.70%, 3/1/2049 (b)	286,000	264,670
Danaher Corp.:
2.80%, 12/10/2051	394,000	259,406
3.35%, 9/15/2025	250,000	244,565
Dentsply Sirona, Inc. 3.25%, 6/1/2030	225,000	199,535
DH Europe Finance II SARL:
2.60%, 11/15/2029	136,000	121,747
3.25%, 11/15/2039	793,000	641,275
GE HealthCare Technologies, Inc.:
5.60%, 11/15/2025	195,000	195,684
5.65%, 11/15/2027	435,000	442,939
5.86%, 3/15/2030	550,000	572,253
5.91%, 11/22/2032 (b)	530,000	556,511
6.38%, 11/22/2052	351,000	396,181
Koninklijke Philips NV 6.88%, 3/11/2038	246,000	267,650
Medtronic Global Holdings SCA 4.50%, 3/30/2033 (b)	625,000	606,381
Medtronic, Inc.:
4.38%, 3/15/2035	812,000	776,175
4.63%, 3/15/2045 (b)	417,000	392,038
Revvity, Inc.:
1.90%, 9/15/2028	175,000	152,500
2.25%, 9/15/2031	306,000	251,085
3.30%, 9/15/2029	323,000	293,242
Smith & Nephew PLC:
2.03%, 10/14/2030	375,000	309,690
5.40%, 3/20/2034 (b)	145,000	144,387
Solventum Corp.:
5.40%, 3/1/2029 (e)	500,000	501,175
5.45%, 2/25/2027 (e)	225,000	225,765
5.45%, 3/13/2031 (b) (e)	500,000	498,790
5.60%, 3/23/2034 (e)	500,000	501,575
5.90%, 4/30/2054 (e)	310,000	309,476
6.00%, 5/15/2064 (e)	500,000	495,770
STERIS Irish FinCo UnLtd Co.:
2.70%, 3/15/2031	250,000	213,615
3.75%, 3/15/2051	220,000	163,123
Stryker Corp.:
1.15%, 6/15/2025	180,000	171,126
1.95%, 6/15/2030	158,000	133,358
3.38%, 11/1/2025	290,396	281,998
3.50%, 3/15/2026	421,000	408,130
3.65%, 3/7/2028	45,000	43,077
4.10%, 4/1/2043	200,000	172,074
4.38%, 5/15/2044	380,000	337,303
Security Description	Principal Amount	Value
4.63%, 3/15/2046 (b)	$300,000	$273,870
4.85%, 12/8/2028	295,000	295,139
Thermo Fisher Scientific, Inc.:
1.75%, 10/15/2028 (b)	225,000	198,599
2.00%, 10/15/2031 (b)	270,000	222,353
2.60%, 10/1/2029 (b)	448,000	401,928
2.80%, 10/15/2041	319,000	233,393
4.10%, 8/15/2047	135,000	114,623
4.95%, 11/21/2032	125,000	125,560
5.00%, 1/31/2029 (b)	335,000	338,115
5.09%, 8/10/2033	805,000	813,952
5.20%, 1/31/2034 (b)	200,000	203,902
5.30%, 2/1/2044	175,000	175,149
5.40%, 8/10/2043 (b)	160,000	164,072
Zimmer Biomet Holdings, Inc.:
3.05%, 1/15/2026	100,000	96,120
3.55%, 4/1/2025	175,000	171,666
4.45%, 8/15/2045	195,000	174,979
		21,341,518
HEALTH CARE SERVICES — 0.8%
AdventHealth Obligated Group Series E, 2.80%, 11/15/2051	100,000	66,854
Adventist Health System 2.95%, 3/1/2029 (b)	190,000	170,873
Advocate Health & Hospitals Corp.:
Series 2020, 2.21%, 6/15/2030	142,000	121,403
3.39%, 10/15/2049	109,000	82,007
4.27%, 8/15/2048	200,000	175,270
Aetna, Inc.:
3.88%, 8/15/2047	344,000	262,537
4.13%, 11/15/2042	231,000	188,364
4.50%, 5/15/2042	196,000	169,944
6.63%, 6/15/2036	210,000	230,824
AHS Hospital Corp.:
Series 2021, 2.78%, 7/1/2051	140,000	92,214
5.02%, 7/1/2045	170,000	165,293
Allina Health System Series 2021, 2.90%, 11/15/2051	170,000	112,115
Ascension Health:
Series B, 2.53%, 11/15/2029	137,000	122,241
Series B, 3.11%, 11/15/2039	608,000	481,256
3.95%, 11/15/2046	197,000	167,298
Banner Health:
2.34%, 1/1/2030	80,000	69,802
2.91%, 1/1/2042	100,000	73,808
2.91%, 1/1/2051	177,000	119,022
Series 2020, 3.18%, 1/1/2050	150,000	108,005

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Baylor Scott & White Holdings Series 2021, 2.84%, 11/15/2050	$275,000	$187,127
Beth Israel Lahey Health, Inc. Series L, 3.08%, 7/1/2051	100,000	65,153
Bon Secours Mercy Health, Inc.:
Series 20-2, 3.21%, 6/1/2050	405,000	286,704
3.46%, 6/1/2030	330,000	306,012
Centene Corp.:
2.45%, 7/15/2028	290,000	257,340
2.50%, 3/1/2031	577,000	474,917
2.63%, 8/1/2031	308,000	252,948
3.00%, 10/15/2030	200,000	171,442
3.38%, 2/15/2030	751,000	665,656
4.25%, 12/15/2027	938,000	894,477
4.63%, 12/15/2029	1,331,000	1,263,784
Children's Health System of Texas 2.51%, 8/15/2050	552,000	345,397
Children's Hospital Series 2020, 2.93%, 7/15/2050	250,000	161,598
Cigna Holding Co. 5.38%, 2/15/2042	115,000	108,436
City of Hope:
Series 2018, 4.38%, 8/15/2048	125,000	103,054
Series 2013, 5.62%, 11/15/2043 (b)	135,000	133,183
CommonSpirit Health:
2.78%, 10/1/2030	300,000	260,286
3.35%, 10/1/2029	407,000	373,422
3.91%, 10/1/2050	167,000	130,547
4.35%, 11/1/2042	722,000	624,638
5.32%, 12/1/2034	385,000	385,423
Community Health Network, Inc. Series 20-A, 3.10%, 5/1/2050 (b)	705,000	479,428
Corewell Health Obligated Group Series 19A, 3.49%, 7/15/2049	250,000	191,433
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	250,000	181,840
Dartmouth-Hitchcock Health Series B, 4.18%, 8/1/2048	290,000	231,475
Dignity Health:
4.50%, 11/1/2042 (b)	380,000	328,369
5.27%, 11/1/2064	139,000	131,003
Security Description	Principal Amount	Value
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047	$300,000	$250,782
Elevance Health, Inc.:
1.50%, 3/15/2026	376,000	350,240
2.25%, 5/15/2030 (b)	266,000	227,528
2.55%, 3/15/2031	416,000	355,547
2.88%, 9/15/2029	403,000	363,462
3.13%, 5/15/2050	400,000	277,724
3.60%, 3/15/2051 (b)	365,000	273,462
3.65%, 12/1/2027	611,000	584,660
3.70%, 9/15/2049	122,000	93,248
4.10%, 3/1/2028	435,700	423,635
4.55%, 3/1/2048	385,000	337,791
4.55%, 5/15/2052	329,000	287,924
4.63%, 5/15/2042	161,000	146,581
4.65%, 8/15/2044	629,000	566,377
4.75%, 2/15/2033	368,000	358,936
5.10%, 1/15/2044	492,000	468,487
5.13%, 2/15/2053	218,000	208,759
5.35%, 10/15/2025	145,000	145,146
5.50%, 10/15/2032	359,000	368,040
6.38%, 6/15/2037	277,000	301,135
Hackensack Meridian Health, Inc. 4.21%, 7/1/2048 (b)	680,000	591,240
HCA, Inc.:
2.38%, 7/15/2031	216,000	177,710
3.13%, 3/15/2027 (b)	365,000	345,170
3.50%, 9/1/2030	960,000	867,686
3.50%, 7/15/2051	327,000	226,000
3.63%, 3/15/2032 (b)	703,000	622,275
4.13%, 6/15/2029	574,000	543,193
4.38%, 3/15/2042	270,000	226,430
4.50%, 2/15/2027	500,700	490,926
4.63%, 3/15/2052	321,000	268,292
5.20%, 6/1/2028 (b)	645,000	647,090
5.25%, 4/15/2025	550,000	547,948
5.25%, 6/15/2026	280,700	279,897
5.25%, 6/15/2049	978,000	893,452
5.38%, 9/1/2026	199,000	198,944
5.50%, 6/1/2033 (b)	488,000	489,342
5.50%, 6/15/2047	839,000	797,537
5.60%, 4/1/2034 (b)	500,000	503,510
5.63%, 9/1/2028	480,000	485,842
5.88%, 2/1/2029	350,000	357,812
5.90%, 6/1/2053	375,000	377,145
6.00%, 4/1/2054	335,000	340,095
Hoag Memorial Hospital Presbyterian 3.80%, 7/15/2052	75,000	61,039
Humana, Inc.:
1.35%, 2/3/2027	361,000	325,185
2.15%, 2/3/2032	569,000	454,915
3.13%, 8/15/2029	290,000	263,578

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.70%, 3/23/2029 (b)	$311,000	$292,772
3.95%, 8/15/2049	50,000	39,267
4.50%, 4/1/2025	400,000	395,760
4.80%, 3/15/2047	235,000	206,401
5.38%, 4/15/2031	220,000	220,207
5.50%, 3/15/2053 (b)	180,000	175,043
5.70%, 3/13/2026	210,000	209,807
5.75%, 3/1/2028 (b)	245,000	250,650
5.75%, 12/1/2028	150,000	153,804
5.88%, 3/1/2033	250,000	257,875
Indiana University Health, Inc. Obligated Group 3.97%, 11/1/2048	622,000	523,774
Integris Baptist Medical Center, Inc. Series A, 3.88%, 8/15/2050	111,000	84,368
IQVIA, Inc.:
5.70%, 5/15/2028 (b)	250,000	253,687
6.25%, 2/1/2029	335,000	347,901
Johns Hopkins Health System Corp. 3.84%, 5/15/2046 (b)	105,000	87,378
Kaiser Foundation Hospitals:
Series 2021, 3.00%, 6/1/2051	577,000	399,296
Series 2019, 3.27%, 11/1/2049	155,000	114,111
4.15%, 5/1/2047	761,000	655,328
Laboratory Corp. of America Holdings:
1.55%, 6/1/2026	229,000	212,098
2.70%, 6/1/2031	289,000	247,800
Mass General Brigham, Inc.:
Series 2020, 3.19%, 7/1/2049 (b)	295,000	214,403
Series 2020, 3.34%, 7/1/2060	175,000	121,844
Series 2017, 3.77%, 7/1/2048	289,000	231,940
Mayo Clinic Series 2021, 3.20%, 11/15/2061	675,000	465,379
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	150,000	116,004
Memorial Health Services 3.45%, 11/1/2049	250,000	190,103
Memorial Sloan-Kettering Cancer Center:
Series 2020, 2.96%, 1/1/2050	150,000	104,598
4.13%, 7/1/2052	169,000	144,312
Series 2015, 4.20%, 7/1/2055	555,000	474,103
5.00%, 7/1/2042	150,000	147,404
Security Description	Principal Amount	Value
Methodist Hospital Series 20A, 2.71%, 12/1/2050	$299,000	$194,906
Montefiore Obligated Group:
4.29%, 9/1/2050	185,000	115,967
Series 18-C, 5.25%, 11/1/2048	500,000	380,535
Mount Nittany Medical Center Obligated Group Series 2022, 3.80%, 11/15/2052	120,000	95,288
Mount Sinai Hospital:
Series 2019, 3.74%, 7/1/2049	390,000	290,456
Series 2017, 3.98%, 7/1/2048	100,000	81,287
New York & Presbyterian Hospital:
Series 2019, 3.95%, 8/1/2119	725,000	535,485
4.02%, 8/1/2045	103,000	89,156
Northwell Healthcare, Inc.:
3.98%, 11/1/2046 (b)	204,000	163,006
4.26%, 11/1/2047	151,000	125,177
Northwestern Memorial Healthcare Obligated Group Series 2021, 2.63%, 7/15/2051	250,000	164,873
Novant Health, Inc.:
2.64%, 11/1/2036	345,000	262,059
3.17%, 11/1/2051 (b)	369,000	258,267
NYU Langone Hospitals:
Series 2020, 3.38%, 7/1/2055	220,000	157,615
4.78%, 7/1/2044	388,000	366,163
Ochsner LSU Health System of North Louisiana Series 2021, 2.51%, 5/15/2031	125,000	87,183
OhioHealth Corp. Series 2020, 3.04%, 11/15/2050	200,000	143,884
Orlando Health Obligated Group 4.09%, 10/1/2048	100,000	83,851
PeaceHealth Obligated Group Series 2018, 4.79%, 11/15/2048	416,000	371,363
Piedmont Healthcare, Inc. 2.86%, 1/1/2052	315,000	207,799
Providence St. Joseph Health Obligated Group:
Series 19A, 2.53%, 10/1/2029	108,000	94,559
Series I, 3.74%, 10/1/2047	225,000	172,991
Series A, 3.93%, 10/1/2048	315,000	245,823
5.40%, 10/1/2033	200,000	202,834

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Quest Diagnostics, Inc.:
2.80%, 6/30/2031	$309,000	$264,915
2.95%, 6/30/2030 (b)	250,000	221,940
3.45%, 6/1/2026	255,000	246,231
4.20%, 6/30/2029 (b)	150,000	145,308
6.40%, 11/30/2033	195,000	210,582
RWJ Barnabas Health, Inc. 3.95%, 7/1/2046	181,000	150,275
Seattle Children's Hospital Series 2021, 2.72%, 10/1/2050	155,000	101,962
SSM Health Care Corp. 4.89%, 6/1/2028	115,000	114,667
Stanford Health Care 3.03%, 8/15/2051	105,000	72,721
Summa Health AGM, 3.51%, 11/15/2051 (g)	150,000	112,155
Sutter Health:
Series 20A, 2.29%, 8/15/2030	350,000	299,649
Series 20A, 3.16%, 8/15/2040	100,000	77,616
Series 20A, 3.36%, 8/15/2050 (b)	280,000	205,853
Series 2018, 4.09%, 8/15/2048	512,000	432,609
Texas Health Resources 2.33%, 11/15/2050	129,000	78,097
Toledo Hospital AGM, 5.75%, 11/15/2038 (g)	250,000	248,892
Trinity Health Corp.:
Series 2021, 2.63%, 12/1/2040	115,000	82,471
4.13%, 12/1/2045	230,000	199,974
UnitedHealth Group, Inc.:
1.15%, 5/15/2026 (b)	214,000	197,967
1.25%, 1/15/2026	278,000	260,433
2.00%, 5/15/2030	261,700	222,419
2.30%, 5/15/2031	100,000	84,623
2.75%, 5/15/2040	325,000	239,132
2.88%, 8/15/2029	577,000	526,432
2.90%, 5/15/2050	188,000	126,776
2.95%, 10/15/2027 (b)	426,000	400,913
3.05%, 5/15/2041	250,000	189,050
3.25%, 5/15/2051	596,000	428,530
3.38%, 4/15/2027	567,000	545,550
3.45%, 1/15/2027	750,400	725,217
3.50%, 8/15/2039	741,600	611,190
3.75%, 7/15/2025	641,000	630,250
3.75%, 10/15/2047	414,000	326,596
3.85%, 6/15/2028 (b)	626,000	606,162
3.88%, 12/15/2028 (b)	312,000	300,968
3.88%, 8/15/2059	400,000	308,788
4.00%, 5/15/2029	1,000,000	966,680
Security Description	Principal Amount	Value
4.20%, 5/15/2032	$400,000	$380,112
4.20%, 1/15/2047	193,000	165,092
4.25%, 4/15/2047	287,000	248,057
4.25%, 6/15/2048	250,000	215,817
4.45%, 12/15/2048	400,000	355,736
4.50%, 4/15/2033	750,000	726,112
4.60%, 4/15/2027	500,000	497,310
4.63%, 7/15/2035	601,000	584,617
4.70%, 4/15/2029 (b)	315,000	314,228
4.75%, 5/15/2052	408,000	377,890
4.90%, 4/15/2031	500,000	500,325
4.95%, 5/15/2062	100,000	93,475
5.00%, 4/15/2034	500,000	500,565
5.05%, 4/15/2053 (b)	492,000	478,317
5.15%, 10/15/2025	390,000	390,515
5.20%, 4/15/2063	100,000	97,065
5.25%, 2/15/2028 (b)	359,000	365,505
5.30%, 2/15/2030 (b)	339,000	346,966
5.35%, 2/15/2033 (b)	775,000	796,994
5.38%, 4/15/2054	295,000	299,959
5.50%, 4/15/2064	500,000	508,575
5.70%, 10/15/2040	258,000	269,850
5.88%, 2/15/2053	645,000	698,238
6.05%, 2/15/2063	985,000	1,084,593
6.63%, 11/15/2037	319,000	362,400
6.88%, 2/15/2038	221,600	260,176
Universal Health Services, Inc.:
1.65%, 9/1/2026	106,000	96,606
2.65%, 10/15/2030 (b)	315,000	266,931
UPMC Series D-1, 3.60%, 4/3/2025	320,000	314,048
WakeMed Series A, 3.29%, 10/1/2052	228,000	162,179
Willis-Knighton Medical Center Series 2018, 4.81%, 9/1/2048	120,000	107,664
Yale-New Haven Health Services Corp. Series 2020, 2.50%, 7/1/2050	115,000	69,728
		64,873,121
HOME BUILDERS — 0.0% (a)
DR Horton, Inc.:
1.30%, 10/15/2026	190,000	172,794
1.40%, 10/15/2027 (b)	286,000	253,874
Lennar Corp.:
4.75%, 11/29/2027	458,000	452,362
5.00%, 6/15/2027	122,000	121,413
5.25%, 6/1/2026	250,000	249,892
MDC Holdings, Inc.:
2.50%, 1/15/2031	195,000	167,932
6.00%, 1/15/2043	400,000	406,420
Meritage Homes Corp. 5.13%, 6/6/2027	450,000	444,037

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
NVR, Inc. 3.00%, 5/15/2030	$190,000	$168,760
PulteGroup, Inc. 5.00%, 1/15/2027	435,000	433,578
Toll Brothers Finance Corp.:
3.80%, 11/1/2029 (b)	300,000	279,774
4.35%, 2/15/2028 (b)	225,000	217,640
		3,368,476
HOME FURNISHINGS — 0.0% (a)
Leggett & Platt, Inc.:
3.50%, 11/15/2027 (b)	342,000	320,003
4.40%, 3/15/2029 (b)	250,000	234,807
Whirlpool Corp.:
4.75%, 2/26/2029 (b)	406,000	399,301
5.50%, 3/1/2033 (b)	307,000	309,646
		1,263,757
HOUSEHOLD PRODUCTS — 0.1%
Colgate-Palmolive Co.:
3.10%, 8/15/2025	370,000	361,542
Series MTN, 4.00%, 8/15/2045	220,000	193,488
4.60%, 3/1/2028 (b)	255,000	257,481
4.60%, 3/1/2033	237,000	237,476
Estee Lauder Cos., Inc.:
1.95%, 3/15/2031	176,000	145,781
2.38%, 12/1/2029	240,000	210,970
2.60%, 4/15/2030	550,000	483,780
3.13%, 12/1/2049	570,000	393,192
4.15%, 3/15/2047	352,000	295,768
4.38%, 5/15/2028 (b)	70,000	69,002
4.65%, 5/15/2033 (b)	300,000	294,276
Haleon U.S. Capital LLC:
3.38%, 3/24/2027	736,000	704,448
3.63%, 3/24/2032	925,000	833,582
4.00%, 3/24/2052 (b)	272,000	218,721
Kenvue, Inc. 5.20%, 3/22/2063	509,000	503,895
Procter & Gamble Co.:
1.20%, 10/29/2030 (b)	400,000	327,732
1.95%, 4/23/2031 (b)	195,000	165,658
2.45%, 11/3/2026	534,000	505,335
2.80%, 3/25/2027	200,000	190,316
2.85%, 8/11/2027	150,000	142,197
3.00%, 3/25/2030 (b)	1,762,000	1,623,612
3.55%, 3/25/2040	100,000	85,815
3.60%, 3/25/2050	127,000	104,802
3.95%, 1/26/2028 (b)	470,000	463,688
4.05%, 1/26/2033 (b)	535,000	519,078
4.35%, 1/29/2029 (b)	500,000	499,525
Unilever Capital Corp.:
1.75%, 8/12/2031	289,000	236,176
2.00%, 7/28/2026	223,000	209,138
2.90%, 5/5/2027 (b)	906,000	859,287
Security Description	Principal Amount	Value
3.50%, 3/22/2028	$378,000	$362,634
		11,498,395
HOUSEHOLD PRODUCTS & WARES — 0.1%
Avery Dennison Corp. 4.88%, 12/6/2028	225,000	222,451
Church & Dwight Co., Inc.:
2.30%, 12/15/2031	186,000	154,577
3.15%, 8/1/2027	358,000	339,488
3.95%, 8/1/2047	100,000	80,923
5.00%, 6/15/2052	25,000	23,593
5.60%, 11/15/2032	130,000	136,062
Clorox Co.:
1.80%, 5/15/2030 (b)	955,000	797,606
4.40%, 5/1/2029	70,000	68,675
4.60%, 5/1/2032 (b)	194,000	189,701
Kimberly-Clark Corp.:
1.05%, 9/15/2027	165,000	145,890
2.75%, 2/15/2026 (b)	221,000	212,754
2.88%, 2/7/2050 (b)	180,000	123,898
3.20%, 4/25/2029	213,000	198,829
3.90%, 5/4/2047	289,000	237,061
3.95%, 11/1/2028 (b)	125,000	122,130
6.63%, 8/1/2037	646,000	750,258
		3,803,896
INSURANCE — 0.8%
Aflac, Inc.:
1.13%, 3/15/2026	655,000	607,493
4.75%, 1/15/2049	250,000	228,932
Alleghany Corp.:
3.25%, 8/15/2051	200,000	141,570
3.63%, 5/15/2030	264,000	246,914
Allstate Corp.:
0.75%, 12/15/2025	261,000	241,989
1.45%, 12/15/2030 (b)	350,000	277,228
3.28%, 12/15/2026	134,000	127,796
3.85%, 8/10/2049 (b)	300,000	236,061
5.25%, 3/30/2033 (b)	390,000	391,334
3 mo. USD Term SOFR + 2.12%, 6.50%, 5/15/2067 (b) (c)	246,000	250,175
American Equity Investment Life Holding Co. 5.00%, 6/15/2027 (b)	275,000	266,711
American Financial Group, Inc. 4.50%, 6/15/2047	157,000	131,271
American International Group, Inc.:
3.40%, 6/30/2030 (b)	343,000	313,828
3.90%, 4/1/2026	900	876
4.38%, 6/30/2050	543,000	471,704
4.50%, 7/16/2044	100,000	89,280
4.75%, 4/1/2048	300,000	277,656
4.80%, 7/10/2045	463,000	431,238
5.13%, 3/27/2033 (b)	885,000	880,796

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
6.25%, 5/1/2036	$270,000	$284,013
Aon Corp.:
2.80%, 5/15/2030	702,000	619,010
3.75%, 5/2/2029	290,000	274,134
6.25%, 9/30/2040	200,000	216,402
Aon Corp./Aon Global Holdings PLC:
2.05%, 8/23/2031	250,000	203,737
2.85%, 5/28/2027 (b)	170,000	159,151
3.90%, 2/28/2052	298,000	228,781
5.00%, 9/12/2032 (b)	335,000	331,988
Aon Global Ltd.:
3.88%, 12/15/2025	210,000	205,428
4.60%, 6/14/2044	231,000	202,009
Aon North America, Inc.:
5.13%, 3/1/2027 (b)	190,000	190,988
5.15%, 3/1/2029	500,000	502,960
5.30%, 3/1/2031	500,000	503,895
5.45%, 3/1/2034 (b)	500,000	505,460
5.75%, 3/1/2054	500,000	511,765
Arch Capital Finance LLC:
4.01%, 12/15/2026	391,000	379,321
5.03%, 12/15/2046	115,000	106,932
Arch Capital Group U.S., Inc. 5.14%, 11/1/2043	265,000	252,937
Arthur J Gallagher & Co.:
2.40%, 11/9/2031 (b)	165,000	135,320
3.05%, 3/9/2052	125,000	79,769
3.50%, 5/20/2051	520,000	369,611
5.45%, 7/15/2034	500,000	503,290
6.50%, 2/15/2034	250,000	268,892
Assurant, Inc.:
3.70%, 2/22/2030 (b)	239,000	216,142
4.90%, 3/27/2028	175,000	172,690
Assured Guaranty U.S. Holdings, Inc.:
3.15%, 6/15/2031	187,000	164,764
6.13%, 9/15/2028	165,000	171,282
Athene Holding Ltd.:
3.95%, 5/25/2051	210,000	154,988
4.13%, 1/12/2028	409,000	394,031
5.88%, 1/15/2034	250,000	250,520
6.65%, 2/1/2033 (b)	433,000	458,166
AXIS Specialty Finance PLC 4.00%, 12/6/2027 (b)	139,000	133,739
Berkshire Hathaway Finance Corp.:
1.85%, 3/12/2030	228,000	194,812
2.50%, 1/15/2051	254,000	161,788
2.85%, 10/15/2050 (b)	746,000	504,579
2.88%, 3/15/2032	280,000	247,727
3.85%, 3/15/2052	791,000	639,626
4.20%, 8/15/2048	642,000	566,995
4.25%, 1/15/2049	840,000	751,078
4.40%, 5/15/2042	125,000	117,284
Security Description	Principal Amount	Value
Berkshire Hathaway, Inc.:
3.13%, 3/15/2026	$724,000	$701,136
4.50%, 2/11/2043 (b)	545,500	522,584
Brighthouse Financial, Inc.:
3.85%, 12/22/2051	150,000	98,582
5.63%, 5/15/2030 (b)	1,021,000	1,024,553
Brown & Brown, Inc.:
2.38%, 3/15/2031	622,000	516,073
4.20%, 3/17/2032	300,000	277,320
Chubb Corp.:
6.00%, 5/11/2037	211,400	229,213
Series 1, 6.50%, 5/15/2038	176,000	198,551
Chubb INA Holdings, Inc.:
1.38%, 9/15/2030 (b)	435,000	354,460
3.05%, 12/15/2061 (b)	282,000	188,878
3.35%, 5/3/2026	778,000	752,419
4.15%, 3/13/2043	105,000	91,941
4.35%, 11/3/2045	440,000	391,934
5.00%, 3/15/2034	615,000	616,876
Cincinnati Financial Corp. 6.13%, 11/1/2034 (b)	242,000	256,757
CNA Financial Corp.:
2.05%, 8/15/2030	180,000	150,646
3.45%, 8/15/2027 (b)	189,000	178,975
3.90%, 5/1/2029	250,000	236,600
5.13%, 2/15/2034	90,000	87,548
CNO Financial Group, Inc. 5.25%, 5/30/2025	140,000	139,073
Corebridge Financial, Inc.:
3.65%, 4/5/2027	1,810,000	1,730,197
3.90%, 4/5/2032	275,000	247,470
6.05%, 9/15/2033 (e)	165,000	170,026
5 yr. CMT + 3.85%, 6.88%, 12/15/2052 (c)	256,000	256,358
Enstar Finance LLC 5 yr. CMT + 4.01%, 5.50%, 1/15/2042 (c)	100,000	93,277
Enstar Group Ltd.:
3.10%, 9/1/2031	216,000	179,425
4.95%, 6/1/2029 (b)	300,000	293,007
Equitable Holdings, Inc.:
4.35%, 4/20/2028	881,000	853,768
5.00%, 4/20/2048 (b)	355,000	322,482
5.59%, 1/11/2033 (b)	200,000	202,136
7.00%, 4/1/2028	15,000	16,002
Everest Reinsurance Holdings, Inc.:
3.13%, 10/15/2052	222,000	143,459
3.50%, 10/15/2050	395,000	276,654
F&G Annuities & Life, Inc. 7.40%, 1/13/2028	230,000	238,809
Fairfax Financial Holdings Ltd.:
3.38%, 3/3/2031 (b)	150,000	131,219
4.85%, 4/17/2028	170,000	167,926
6.00%, 12/7/2033 (e)	700,000	714,014

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Fidelity National Financial, Inc.:
3.20%, 9/17/2051	$115,000	$73,411
3.40%, 6/15/2030	252,000	224,094
First American Financial Corp. 4.00%, 5/15/2030 (b)	267,000	242,674
Globe Life, Inc.:
2.15%, 8/15/2030	322,000	269,527
4.55%, 9/15/2028	150,000	147,054
Hanover Insurance Group, Inc. 2.50%, 9/1/2030	141,000	118,116
Hartford Financial Services Group, Inc.:
2.90%, 9/15/2051	800,000	521,384
3.60%, 8/19/2049	250,000	189,082
4.30%, 4/15/2043	109,000	93,772
4.40%, 3/15/2048 (b)	310,000	269,099
Jackson Financial, Inc. 3.13%, 11/23/2031	452,000	376,511
Kemper Corp. 3.80%, 2/23/2032 (b)	155,000	132,354
Lincoln National Corp.:
3.05%, 1/15/2030 (b)	124,000	109,596
3.80%, 3/1/2028	290,000	277,916
7.00%, 6/15/2040	1,020,000	1,127,161
Loews Corp.:
3.20%, 5/15/2030	129,000	116,795
3.75%, 4/1/2026	207,000	201,786
4.13%, 5/15/2043	338,000	288,236
6.00%, 2/1/2035 (b)	126,000	134,949
Manulife Financial Corp.:
5 yr. USD ICE Swap + 1.65%, 4.06%, 2/24/2032 (b) (c)	740,000	709,320
4.15%, 3/4/2026	335,000	329,506
5.38%, 3/4/2046	150,000	147,667
Markel Group, Inc.:
3.35%, 9/17/2029	250,000	226,817
5.00%, 4/5/2046	467,000	420,445
Marsh & McLennan Cos., Inc.:
2.25%, 11/15/2030	183,000	155,929
3.75%, 3/14/2026 (b)	331,000	323,622
4.20%, 3/1/2048	112,000	94,283
4.35%, 1/30/2047	304,000	259,546
4.38%, 3/15/2029	393,000	386,677
4.75%, 3/15/2039	156,000	148,178
4.90%, 3/15/2049	571,000	532,064
5.15%, 3/15/2034	355,000	357,694
5.40%, 9/15/2033 (b)	500,000	512,690
5.75%, 11/1/2032	114,000	119,854
6.25%, 11/1/2052	150,000	166,987
Mercury General Corp. 4.40%, 3/15/2027	542,000	521,713
MetLife, Inc.:
3.60%, 11/13/2025	162,000	158,214
4.05%, 3/1/2045	233,500	194,685
4.13%, 8/13/2042	362,000	307,591
Security Description	Principal Amount	Value
4.55%, 3/23/2030 (b)	$635,000	$628,917
4.60%, 5/13/2046 (b)	164,000	148,379
4.72%, 12/15/2044	313,000	280,939
4.88%, 11/13/2043	177,000	166,074
5.00%, 7/15/2052	689,000	648,253
5.25%, 1/15/2054 (b)	150,000	147,600
5.38%, 7/15/2033 (b)	400,000	408,488
5.70%, 6/15/2035	305,000	317,966
5.88%, 2/6/2041	207,000	217,828
6.40%, 12/15/2066	400,000	410,656
6.50%, 12/15/2032 (b)	191,000	210,856
Nationwide Financial Services, Inc. Series JR, 6.75%, 5/15/2087	188,000	189,938
Old Republic International Corp.:
3.85%, 6/11/2051	150,000	108,867
3.88%, 8/26/2026	250,000	241,635
PartnerRe Finance B LLC 3.70%, 7/2/2029	163,000	155,147
Primerica, Inc. 2.80%, 11/19/2031	200,000	166,906
Principal Financial Group, Inc.:
3.10%, 11/15/2026	239,000	227,686
3.70%, 5/15/2029	434,000	407,348
4.30%, 11/15/2046	200,000	168,102
4.63%, 9/15/2042	80,000	72,783
5.38%, 3/15/2033	100,000	100,929
5.50%, 3/15/2053	258,000	253,433
6.05%, 10/15/2036 (b)	85,000	90,815
Progressive Corp.:
2.50%, 3/15/2027	224,000	210,067
3.20%, 3/26/2030	709,000	647,416
3.70%, 3/15/2052	145,000	113,136
4.00%, 3/1/2029 (b)	225,000	217,876
4.13%, 4/15/2047	123,000	104,064
4.20%, 3/15/2048	460,000	399,009
4.35%, 4/25/2044	238,000	212,396
Prudential Financial, Inc.:
Series MTN, 1.50%, 3/10/2026 (b)	125,000	117,025
Series MTN, 2.10%, 3/10/2030 (b)	391,000	337,761
Series MTN, 3.70%, 3/13/2051	295,000	226,061
3.91%, 12/7/2047	306,000	244,448
3.94%, 12/7/2049	1,187,000	938,656
Series MTN, 4.35%, 2/25/2050	243,000	207,678
Series MTN, 4.42%, 3/27/2048	517,000	443,591
3 mo. USD Term SOFR + 2.38%, 4.50%, 9/15/2047 (b) (c)	211,000	197,994

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 4.60%, 5/15/2044	$395,000	$356,685
5 yr. CMT + 3.16%, 5.13%, 3/1/2052 (c)	117,000	109,898
3 mo. USD Term SOFR + 3.03%, 5.38%, 5/15/2045 (b) (c)	170,000	168,183
3 mo. USD Term SOFR + 2.67%, 5.70%, 9/15/2048 (b) (c)	129,000	127,415
Series MTN, 5.70%, 12/14/2036 (b)	300,000	315,108
Series MTN, 6.63%, 12/1/2037	132,000	149,326
5 yr. CMT + 2.85%, 6.75%, 3/1/2053 (b) (c)	266,000	276,808
Prudential Funding Asia PLC 3.13%, 4/14/2030 (b)	300,000	269,940
Reinsurance Group of America, Inc.:
3.15%, 6/15/2030	341,000	304,274
3.90%, 5/15/2029 (b)	108,000	102,073
6.00%, 9/15/2033	125,000	129,689
RenaissanceRe Finance, Inc. 3.45%, 7/1/2027 (b)	275,000	260,164
RenaissanceRe Holdings Ltd.:
3.60%, 4/15/2029	377,000	350,101
5.75%, 6/5/2033	165,000	166,226
Travelers Cos., Inc.:
4.00%, 5/30/2047	153,000	127,195
4.05%, 3/7/2048 (b)	485,000	409,859
4.10%, 3/4/2049	201,000	169,556
4.30%, 8/25/2045	364,000	318,933
5.35%, 11/1/2040	379,000	384,173
Series MTN, 6.25%, 6/15/2037	196,000	215,865
6.75%, 6/20/2036	550,000	625,630
Travelers Property Casualty Corp. 6.38%, 3/15/2033	150,000	166,665
Unum Group:
4.00%, 6/15/2029	137,000	129,314
4.13%, 6/15/2051	220,000	166,454
4.50%, 12/15/2049 (b)	200,000	162,024
5.75%, 8/15/2042	126,000	123,333
W R Berkley Corp.:
4.00%, 5/12/2050	305,000	236,329
4.75%, 8/1/2044	235,000	207,839
Willis North America, Inc.:
2.95%, 9/15/2029	148,000	132,676
4.50%, 9/15/2028	434,500	423,594
4.65%, 6/15/2027	177,000	174,191
5.05%, 9/15/2048	100,000	91,020
5.35%, 5/15/2033	225,000	223,762
5.90%, 3/5/2054	500,000	506,635
Security Description	Principal Amount	Value
XL Group Ltd. 5.25%, 12/15/2043	$315,000	$297,921
		60,751,784
INTERNET — 0.4%
Alibaba Group Holding Ltd.:
2.70%, 2/9/2041	100,000	69,852
3.15%, 2/9/2051 (b)	250,000	166,180
3.40%, 12/6/2027	628,000	593,787
4.00%, 12/6/2037	475,000	412,495
4.20%, 12/6/2047 (b)	513,000	421,317
4.40%, 12/6/2057	474,000	389,064
4.50%, 11/28/2034 (b)	485,000	458,199
Alphabet, Inc.:
0.45%, 8/15/2025 (b)	200,000	188,482
0.80%, 8/15/2027 (b)	309,000	274,744
1.10%, 8/15/2030 (b)	628,500	514,144
1.90%, 8/15/2040	495,000	332,566
2.00%, 8/15/2026	660,000	620,987
2.05%, 8/15/2050	986,000	588,750
2.25%, 8/15/2060	370,000	213,434
Amazon.com, Inc.:
0.80%, 6/3/2025	598,000	570,020
1.00%, 5/12/2026	896,000	827,635
1.20%, 6/3/2027	529,000	475,682
1.50%, 6/3/2030 (b)	511,000	426,726
1.65%, 5/12/2028	361,000	322,326
2.10%, 5/12/2031	560,000	474,482
2.50%, 6/3/2050	188,000	119,925
2.70%, 6/3/2060	843,000	522,281
2.88%, 5/12/2041	560,000	426,446
3.00%, 4/13/2025	604,000	591,268
3.10%, 5/12/2051	1,091,000	781,287
3.15%, 8/22/2027	1,026,000	978,034
3.25%, 5/12/2061	550,000	386,353
3.30%, 4/13/2027 (b)	1,070,000	1,029,030
3.45%, 4/13/2029	671,000	640,443
3.60%, 4/13/2032 (b)	306,000	284,886
3.88%, 8/22/2037	968,000	873,920
3.95%, 4/13/2052	315,000	264,647
4.05%, 8/22/2047 (b)	1,079,000	940,812
4.10%, 4/13/2062	432,000	364,362
4.25%, 8/22/2057 (b)	464,000	403,791
4.55%, 12/1/2027 (b)	500,000	500,015
4.60%, 12/1/2025	318,000	316,760
4.65%, 12/1/2029 (b)	970,000	975,946
4.70%, 12/1/2032 (b)	379,000	380,505
4.80%, 12/5/2034	431,000	434,651
4.95%, 12/5/2044	534,000	534,278
Baidu, Inc.:
1.63%, 2/23/2027 (b)	218,000	197,565
2.38%, 10/9/2030	150,000	127,057
2.38%, 8/23/2031	163,000	135,381
3.43%, 4/7/2030	185,000	168,509
3.63%, 7/6/2027	210,000	200,487
4.38%, 3/29/2028	120,000	117,490

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.88%, 11/14/2028	$150,000	$149,586
Booking Holdings, Inc.:
3.55%, 3/15/2028	258,000	246,529
4.63%, 4/13/2030	594,000	586,551
eBay, Inc.:
1.40%, 5/10/2026	127,000	117,710
2.60%, 5/10/2031 (b)	430,000	369,658
2.70%, 3/11/2030	260,000	230,415
3.60%, 6/5/2027	242,000	232,480
3.65%, 5/10/2051 (b)	280,000	207,589
5.90%, 11/22/2025	258,000	259,956
6.30%, 11/22/2032 (b)	185,000	198,438
Expedia Group, Inc.:
3.25%, 2/15/2030 (b)	488,000	439,498
3.80%, 2/15/2028 (b)	368,000	350,237
4.63%, 8/1/2027 (b)	115,000	112,856
5.00%, 2/15/2026	228,000	226,698
JD.com, Inc. 3.38%, 1/14/2030	508,000	462,935
Meta Platforms, Inc.:
3.50%, 8/15/2027	675,000	649,492
3.85%, 8/15/2032	800,000	750,408
4.45%, 8/15/2052	650,000	577,609
4.60%, 5/15/2028 (b)	550,000	549,901
4.65%, 8/15/2062	428,000	383,698
4.95%, 5/15/2033 (b)	870,000	880,588
5.60%, 5/15/2053	990,000	1,046,648
5.75%, 5/15/2063	542,000	581,517
Netflix, Inc. 4.88%, 4/15/2028	940,000	938,101
TD Ameritrade Holding LLC 3.30%, 4/1/2027	5,000	4,642
Tencent Music Entertainment Group 2.00%, 9/3/2030	232,000	190,156
VeriSign, Inc.:
2.70%, 6/15/2031 (b)	371,000	311,024
4.75%, 7/15/2027	364,000	358,646
Weibo Corp. 3.38%, 7/8/2030 (b)	466,000	404,954
		32,855,521
INVESTMENT COMPANY SECURITY — 0.2%
Apollo Debt Solutions BDC 6.90%, 4/13/2029 (e)	250,000	252,580
ARES Capital Corp.:
2.15%, 7/15/2026	283,000	260,745
2.88%, 6/15/2028	160,000	142,662
3.25%, 7/15/2025	692,000	668,797
3.88%, 1/15/2026	489,000	472,853
5.88%, 3/1/2029	300,000	299,286
7.00%, 1/15/2027	515,000	530,357
Bain Capital Specialty Finance, Inc.:
2.55%, 10/13/2026	265,000	242,902
2.95%, 3/10/2026	278,000	260,947
Security Description	Principal Amount	Value
Barings BDC, Inc. 7.00%, 2/15/2029	$280,000	$277,760
Blackstone Private Credit Fund:
2.63%, 12/15/2026	501,000	457,608
3.25%, 3/15/2027	443,000	408,774
4.00%, 1/15/2029 (b)	324,000	297,238
7.05%, 9/29/2025	446,000	452,998
7.30%, 11/27/2028 (e)	250,000	260,782
Blackstone Secured Lending Fund:
2.75%, 9/16/2026	400,000	368,720
2.85%, 9/30/2028	250,000	220,400
3.63%, 1/15/2026	281,000	268,588
Blue Owl Capital Corp.:
2.63%, 1/15/2027	119,000	108,758
3.40%, 7/15/2026	263,000	247,833
3.75%, 7/22/2025	215,000	208,722
4.25%, 1/15/2026	188,000	182,377
5.95%, 3/15/2029	180,000	179,062
Blue Owl Capital Corp. III 3.13%, 4/13/2027	140,000	127,523
Blue Owl Credit Income Corp.:
4.70%, 2/8/2027	100,000	94,867
6.65%, 3/15/2031 (e)	200,000	196,096
7.75%, 9/16/2027 (b)	357,000	365,711
7.75%, 1/15/2029 (e)	350,000	360,325
7.95%, 6/13/2028 (e)	249,000	258,298
Blue Owl Technology Finance Corp. 2.50%, 1/15/2027	205,000	181,856
FS KKR Capital Corp.:
2.63%, 1/15/2027	185,000	167,834
3.40%, 1/15/2026	348,000	330,214
7.88%, 1/15/2029	320,000	334,733
Goldman Sachs BDC, Inc.:
2.88%, 1/15/2026 (b)	238,000	226,885
6.38%, 3/11/2027	425,000	428,234
Golub Capital BDC, Inc. 7.05%, 12/5/2028	370,000	378,984
HPS Corporate Lending Fund 6.75%, 1/30/2029 (e)	205,000	204,676
Morgan Stanley Direct Lending Fund 4.50%, 2/11/2027	129,000	124,297
Oaktree Specialty Lending Corp. 2.70%, 1/15/2027	220,000	198,959
Prospect Capital Corp.:
3.44%, 10/15/2028 (b)	222,000	191,384
3.71%, 1/22/2026 (b)	226,000	214,203
Sixth Street Lending Partners 6.50%, 3/11/2029 (e)	315,000	315,057
Sixth Street Specialty Lending, Inc.:
6.13%, 3/1/2029	100,000	99,522

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
6.95%, 8/14/2028	$260,000	$267,173
		12,137,580
IRON/STEEL — 0.1%
ArcelorMittal SA:
4.55%, 3/11/2026	310,000	305,257
6.55%, 11/29/2027 (b)	450,000	467,042
6.75%, 3/1/2041 (b)	140,000	145,683
6.80%, 11/29/2032 (b)	325,000	347,610
7.00%, 10/15/2039 (b)	100,000	108,798
Nucor Corp.:
2.00%, 6/1/2025	282,000	271,197
2.70%, 6/1/2030	80,000	71,030
3.13%, 4/1/2032	441,000	388,472
3.85%, 4/1/2052	106,000	84,178
3.95%, 5/1/2028 (b)	435,000	420,884
4.30%, 5/23/2027	165,000	161,829
Reliance, Inc. 1.30%, 8/15/2025	100,000	94,628
Steel Dynamics, Inc.:
3.25%, 1/15/2031	160,000	142,526
3.45%, 4/15/2030	449,000	411,787
Vale Overseas Ltd.:
3.75%, 7/8/2030	1,003,000	901,908
6.88%, 11/21/2036	707,000	753,980
6.88%, 11/10/2039 (b)	100,000	106,892
		5,183,701
IT SERVICES — 0.1%
Apple, Inc.:
4.00%, 5/10/2028	385,000	379,025
4.30%, 5/10/2033 (b)	500,000	496,680
4.42%, 5/8/2026 (b)	372,000	370,497
4.85%, 5/10/2053 (b)	735,000	730,766
Booz Allen Hamilton, Inc. 5.95%, 8/4/2033 (b)	252,000	260,845
Dell International LLC/EMC Corp.:
3.38%, 12/15/2041	446,000	332,101
3.45%, 12/15/2051	200,000	140,464
5.40%, 4/15/2034	500,000	500,920
Hewlett Packard Enterprise Co. 5.25%, 7/1/2028	750,000	756,593
IBM International Capital Pte. Ltd.:
4.60%, 2/5/2027	525,000	519,566
4.60%, 2/5/2029	500,000	493,185
4.90%, 2/5/2034	500,000	490,080
5.25%, 2/5/2044	250,000	243,935
5.30%, 2/5/2054	105,000	102,539
Kyndryl Holdings, Inc. 6.35%, 2/20/2034 (b)	90,000	92,330
		5,909,526
LEISURE TIME — 0.0% (a)
Brunswick Corp.:
4.40%, 9/15/2032 (b)	240,000	218,657
Security Description	Principal Amount	Value
5.10%, 4/1/2052 (b)	$252,000	$207,026
Harley-Davidson, Inc. 3.50%, 7/28/2025	177,000	172,596
		598,279
LODGING — 0.1%
Choice Hotels International, Inc.:
3.70%, 12/1/2029 (b)	250,000	223,800
3.70%, 1/15/2031	160,000	140,301
Hyatt Hotels Corp.:
4.38%, 9/15/2028 (b)	191,000	185,299
4.85%, 3/15/2026	321,000	317,533
5.75%, 1/30/2027	360,000	365,936
Las Vegas Sands Corp. 3.90%, 8/8/2029	350,000	318,668
Marriott International, Inc.:
Series II, 2.75%, 10/15/2033 (b)	500,000	406,175
Series HH, 2.85%, 4/15/2031 (b)	414,000	356,864
Series R, 3.13%, 6/15/2026	474,000	452,879
Series X, 4.00%, 4/15/2028	148,000	142,474
Series FF, 4.63%, 6/15/2030	334,000	325,032
5.00%, 10/15/2027	268,000	267,330
5.55%, 10/15/2028 (b)	540,000	551,707
Series EE, 5.75%, 5/1/2025	265,000	265,710
Sands China Ltd.:
2.30%, 3/8/2027	325,000	294,421
3.25%, 8/8/2031	140,000	117,060
4.63%, 6/18/2030	379,000	347,380
5.13%, 8/8/2025	450,000	443,767
5.40%, 8/8/2028 (b)	662,000	649,117
		6,171,453
MACHINERY, CONSTRUCTION & MINING — 0.1%
Caterpillar Financial Services Corp.:
Series MTN, 0.80%, 11/13/2025	497,000	465,217
0.90%, 3/2/2026	104,000	96,349
Series MTN, 1.10%, 9/14/2027 (b)	1,107,000	980,802
Series MTN, 1.15%, 9/14/2026	135,000	123,633
Series MTN, 1.45%, 5/15/2025	163,000	156,353
Series MTN, 3.60%, 8/12/2027 (b)	489,000	471,328
Series MTN, 3.65%, 8/12/2025	100,000	98,063
Series DMTN, 4.35%, 5/15/2026	300,000	296,859
4.80%, 1/6/2026 (b)	333,000	332,617
4.85%, 2/27/2029	500,000	502,995
5.15%, 8/11/2025	200,000	200,152

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Caterpillar, Inc.:
2.60%, 9/19/2029 (b)	$135,000	$122,064
3.25%, 9/19/2049	398,000	295,029
3.25%, 4/9/2050 (b)	141,000	104,914
3.80%, 8/15/2042	554,000	466,972
4.75%, 5/15/2064	365,000	338,826
5.20%, 5/27/2041	160,000	160,992
Oshkosh Corp. 4.60%, 5/15/2028	200,000	196,224
		5,409,389
MACHINERY-DIVERSIFIED — 0.2%
AGCO Corp.:
5.45%, 3/21/2027	60,000	60,279
5.80%, 3/21/2034 (b)	155,000	156,944
CNH Industrial Capital LLC:
1.88%, 1/15/2026	605,000	569,214
3.95%, 5/23/2025	250,000	245,523
5.10%, 4/20/2029	250,000	249,353
5.50%, 1/12/2029	300,000	304,416
Deere & Co.:
2.75%, 4/15/2025	207,000	201,947
3.75%, 4/15/2050 (b)	100,000	82,651
3.90%, 6/9/2042	185,000	159,644
Dover Corp. 5.38%, 10/15/2035	170,000	174,367
Flowserve Corp.:
2.80%, 1/15/2032 (b)	291,000	241,434
3.50%, 10/1/2030	141,000	125,563
IDEX Corp.:
2.63%, 6/15/2031	100,000	84,634
3.00%, 5/1/2030	465,000	410,614
Ingersoll Rand, Inc.:
5.40%, 8/14/2028	350,000	355,103
5.70%, 8/14/2033	268,000	274,992
John Deere Capital Corp.:
Series MTN, 0.70%, 1/15/2026	222,000	206,238
Series MTN, 1.05%, 6/17/2026	161,000	148,143
Series MTN, 1.30%, 10/13/2026	646,000	590,282
1.45%, 1/15/2031 (b)	320,000	260,016
Series MTN, 1.50%, 3/6/2028	241,000	213,389
Series MTN, 1.70%, 1/11/2027	121,000	111,260
Series MTN, 1.75%, 3/9/2027 (b)	283,000	259,885
Series MTN, 2.25%, 9/14/2026	165,000	154,973
Series MTN, 2.35%, 3/8/2027	650,000	607,171
Series MTN, 2.65%, 6/10/2026	245,000	233,789
Security Description	Principal Amount	Value
Series MTN, 2.80%, 7/18/2029	$310,000	$282,943
Series MTN, 3.40%, 6/6/2025	486,000	476,533
Series MTN, 3.45%, 3/7/2029 (b)	458,000	433,506
Series MTN, 4.05%, 9/8/2025	220,000	217,019
Series MTN, 4.15%, 9/15/2027 (b)	310,000	304,572
4.50%, 1/16/2029	835,000	826,625
Series MTN, 4.70%, 6/10/2030	550,000	547,376
Series MTN, 4.75%, 6/8/2026	385,000	383,780
Series MTN, 4.75%, 1/20/2028	280,000	280,571
Series MTN, 4.80%, 1/9/2026	295,000	294,254
Series MTN, 4.85%, 3/5/2027	750,000	750,157
Series MTN, 4.85%, 10/11/2029	250,000	251,635
Series MTN, 4.95%, 7/14/2028	370,000	373,030
Series I, 5.15%, 9/8/2033 (b)	300,000	306,405
nVent Finance SARL 2.75%, 11/15/2031 (b)	250,000	205,860
Otis Worldwide Corp.:
2.06%, 4/5/2025	741,000	716,458
3.11%, 2/15/2040	268,000	206,111
3.36%, 2/15/2050	350,000	254,072
5.25%, 8/16/2028	265,000	268,800
Rockwell Automation, Inc. 2.80%, 8/15/2061	195,000	117,257
Westinghouse Air Brake Technologies Corp.:
3.20%, 6/15/2025	177,000	171,911
3.45%, 11/15/2026	390,000	372,871
4.70%, 9/15/2028	600,151	590,849
5.61%, 3/11/2034	75,000	75,964
Xylem, Inc.:
1.95%, 1/30/2028	180,000	161,647
3.25%, 11/1/2026	130,000	124,199
		15,476,229
MEDIA — 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.25%, 1/15/2029	716,000	609,252
2.30%, 2/1/2032 (b)	215,000	165,946
2.80%, 4/1/2031	963,000	788,610
3.50%, 6/1/2041	350,000	235,497
3.50%, 3/1/2042	720,000	479,772

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.70%, 4/1/2051	$1,363,000	$843,247
3.75%, 2/15/2028	398,000	369,252
3.85%, 4/1/2061	802,000	475,610
3.90%, 6/1/2052	328,000	208,785
3.95%, 6/30/2062	715,000	431,874
4.20%, 3/15/2028	245,000	230,827
4.40%, 12/1/2061	578,000	377,717
4.80%, 3/1/2050	888,000	656,978
4.91%, 7/23/2025	891,000	880,442
5.05%, 3/30/2029	461,000	444,528
5.13%, 7/1/2049	726,000	562,563
5.25%, 4/1/2053 (b)	400,000	316,608
5.50%, 4/1/2063	400,000	313,628
5.75%, 4/1/2048	834,000	701,678
6.38%, 10/23/2035	875,000	865,462
6.48%, 10/23/2045	747,000	693,126
6.65%, 2/1/2034 (b)	550,000	563,700
Comcast Corp.:
1.50%, 2/15/2031	390,000	314,925
1.95%, 1/15/2031	943,000	782,954
2.35%, 1/15/2027	565,000	528,586
2.45%, 8/15/2052	156,000	91,450
2.65%, 2/1/2030	527,000	468,840
2.65%, 8/15/2062	250,000	142,245
2.80%, 1/15/2051	920,000	588,128
2.89%, 11/1/2051	1,088,000	706,819
2.94%, 11/1/2056	2,230,000	1,404,342
2.99%, 11/1/2063	830,000	510,151
3.15%, 3/1/2026	925,000	895,955
3.15%, 2/15/2028	544,000	513,193
3.20%, 7/15/2036 (b)	248,000	203,638
3.25%, 11/1/2039	506,000	396,815
3.30%, 2/1/2027	561,000	538,235
3.30%, 4/1/2027	282,000	269,846
3.38%, 8/15/2025	778,000	760,612
3.40%, 7/15/2046	198,000	147,579
3.45%, 2/1/2050	338,000	247,943
3.55%, 5/1/2028	36,000	34,348
3.75%, 4/1/2040	418,000	347,304
3.90%, 3/1/2038	1,306,000	1,136,690
3.95%, 10/15/2025	546,000	537,051
3.97%, 11/1/2047	660,000	530,363
4.00%, 8/15/2047	345,000	279,940
4.00%, 3/1/2048	723,000	587,257
4.00%, 11/1/2049	479,000	387,224
4.05%, 11/1/2052	482,000	388,073
4.15%, 10/15/2028 (b)	1,040,000	1,015,175
4.20%, 8/15/2034	175,000	162,964
4.25%, 10/15/2030	393,000	379,614
4.40%, 8/15/2035	90,000	84,435
4.55%, 1/15/2029	475,000	471,594
4.60%, 10/15/2038	419,000	391,153
4.60%, 8/15/2045	175,000	156,611
4.65%, 2/15/2033 (b)	440,000	431,578
4.65%, 7/15/2042	225,000	206,055
Security Description	Principal Amount	Value
4.80%, 5/15/2033	$550,000	$543,081
4.95%, 10/15/2058 (b)	295,000	276,176
5.25%, 11/7/2025	287,000	288,151
5.35%, 11/15/2027 (b)	260,000	265,028
5.35%, 5/15/2053	465,000	461,373
5.50%, 11/15/2032	490,000	507,998
5.50%, 5/15/2064 (b)	550,000	551,551
5.65%, 6/15/2035	305,000	318,225
7.05%, 3/15/2033	286,000	324,127
Discovery Communications LLC:
3.63%, 5/15/2030	248,000	221,791
3.95%, 6/15/2025	390,000	383,120
3.95%, 3/20/2028	343,000	324,924
4.00%, 9/15/2055 (b)	480,000	327,830
4.13%, 5/15/2029	363,000	340,556
4.65%, 5/15/2050 (b)	585,420	455,802
4.88%, 4/1/2043	250,000	205,705
4.90%, 3/11/2026	243,000	240,575
5.00%, 9/20/2037	442,000	386,653
5.20%, 9/20/2047	906,000	762,172
5.30%, 5/15/2049	547,000	460,311
FactSet Research Systems, Inc. 2.90%, 3/1/2027	120,000	112,852
Fox Corp.:
4.71%, 1/25/2029 (b)	375,000	369,990
5.48%, 1/25/2039	888,000	845,616
5.58%, 1/25/2049 (b)	728,000	678,081
6.50%, 10/13/2033 (b)	350,000	370,412
Grupo Televisa SAB:
6.13%, 1/31/2046 (b)	180,000	177,970
6.63%, 1/15/2040 (b)	556,000	567,342
8.50%, 3/11/2032	150,000	173,214
NBCUniversal Media LLC 4.45%, 1/15/2043	195,000	173,094
Paramount Global:
4.20%, 6/1/2029	150,000	134,438
4.20%, 5/19/2032 (b)	344,000	286,091
4.38%, 3/15/2043	581,000	394,615
4.60%, 1/15/2045	751,000	517,184
4.85%, 7/1/2042 (b)	231,000	169,076
4.90%, 8/15/2044	251,000	181,252
4.95%, 1/15/2031	429,000	381,673
4.95%, 5/19/2050 (b)	593,000	420,508
5.50%, 5/15/2033	347,000	307,348
5.85%, 9/1/2043	485,000	392,569
6.88%, 4/30/2036 (b)	320,000	302,669
7.88%, 7/30/2030	431,000	449,925
TCI Communications, Inc. 7.88%, 2/15/2026	195,000	204,399
Thomson Reuters Corp.:
5.50%, 8/15/2035	150,000	153,522
5.85%, 4/15/2040 (b)	115,000	117,945

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Time Warner Cable Enterprises LLC 8.38%, 7/15/2033	$174,000	$194,189
Time Warner Cable LLC:
4.50%, 9/15/2042	580,000	429,995
5.50%, 9/1/2041	568,500	473,993
5.88%, 11/15/2040	600,000	523,458
6.55%, 5/1/2037	456,000	431,609
6.75%, 6/15/2039	273,000	259,825
7.30%, 7/1/2038	374,000	375,814
TWDC Enterprises 18 Corp.:
Series MTN, 1.85%, 7/30/2026	248,000	231,974
Series MTN, 2.95%, 6/15/2027 (b)	373,000	354,805
3.00%, 2/13/2026	437,000	421,600
Series GMTN, 3.15%, 9/17/2025	444,000	431,937
Series MTN, 3.70%, 12/1/2042	200,000	165,600
Series GMTN, 4.13%, 6/1/2044	367,000	318,552
4.38%, 8/16/2041	421,000	377,473
Walt Disney Co.:
1.75%, 1/13/2026	365,000	345,195
2.00%, 9/1/2029	630,000	548,629
2.20%, 1/13/2028 (b)	507,538	466,316
2.65%, 1/13/2031 (b)	889,000	782,311
2.75%, 9/1/2049	797,000	530,890
3.38%, 11/15/2026	399,000	384,010
3.60%, 1/13/2051	1,088,000	842,732
3.70%, 10/15/2025	450,000	440,856
3.70%, 3/23/2027 (b)	265,000	257,742
3.80%, 5/13/2060 (b)	425,000	331,343
4.63%, 3/23/2040 (b)	155,000	147,994
4.75%, 11/15/2046 (b)	307,000	283,128
4.95%, 10/15/2045	197,000	187,889
5.40%, 10/1/2043	283,000	288,252
6.40%, 12/15/2035	514,000	574,421
6.55%, 3/15/2033 (b)	158,000	177,856
6.65%, 11/15/2037	369,000	424,594
7.75%, 12/1/2045	150,000	195,687
		55,982,390
METAL FABRICATE & HARDWARE — 0.0% (a)
Precision Castparts Corp.:
3.25%, 6/15/2025	380,000	371,902
4.38%, 6/15/2045	130,000	115,232
		487,134
MINING — 0.2%
AngloGold Ashanti Holdings PLC:
3.38%, 11/1/2028	190,000	171,036
3.75%, 10/1/2030	200,000	174,262
Security Description	Principal Amount	Value
Barrick North America Finance LLC:
5.70%, 5/30/2041	$628,000	$644,573
5.75%, 5/1/2043	185,000	191,157
Barrick PD Australia Finance Pty. Ltd. 5.95%, 10/15/2039	235,000	243,723
BHP Billiton Finance USA Ltd.:
4.13%, 2/24/2042	325,000	283,549
4.75%, 2/28/2028	500,000	498,815
5.00%, 9/30/2043	827,000	794,962
5.10%, 9/8/2028	500,000	505,285
5.25%, 9/8/2026	386,000	388,304
5.25%, 9/8/2033	350,000	354,294
5.50%, 9/8/2053	190,000	196,202
Freeport-McMoRan, Inc.:
4.25%, 3/1/2030	344,000	325,792
4.38%, 8/1/2028	178,000	171,446
4.63%, 8/1/2030 (b)	279,000	268,281
5.00%, 9/1/2027	50,000	49,638
5.40%, 11/14/2034	232,000	229,429
5.45%, 3/15/2043 (b)	622,000	594,732
Kinross Gold Corp. 4.50%, 7/15/2027	125,000	122,080
Newmont Corp.:
2.25%, 10/1/2030	615,000	524,201
2.60%, 7/15/2032 (b)	250,000	208,995
4.88%, 3/15/2042	607,000	564,777
6.25%, 10/1/2039	246,000	263,122
Newmont Corp./Newcrest Finance Pty. Ltd.:
5.30%, 3/15/2026 (e)	580,000	581,607
5.35%, 3/15/2034 (e)	335,000	337,013
Rio Tinto Alcan, Inc.:
6.13%, 12/15/2033 (b)	205,000	220,541
7.25%, 3/15/2031	371,000	416,678
Rio Tinto Finance USA Ltd. 2.75%, 11/2/2051	416,000	268,283
Rio Tinto Finance USA PLC:
5.00%, 3/9/2033 (b)	252,000	253,147
5.13%, 3/9/2053	1,000,000	971,790
Southern Copper Corp.:
5.25%, 11/8/2042	415,000	392,839
5.88%, 4/23/2045	150,000	150,714
6.75%, 4/16/2040	484,000	535,483
7.50%, 7/27/2035	380,000	440,036
Yamana Gold, Inc. 2.63%, 8/15/2031	200,000	166,360
		12,503,146
MISCELLANEOUS MANUFACTURER — 0.1%
3M Co.:
2.00%, 2/14/2025	333	323
2.38%, 8/26/2029 (b)	254,000	222,824
2.65%, 4/15/2025	495,000	480,734
2.88%, 10/15/2027 (b)	379,000	353,110

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3.00%, 8/7/2025	$153,000	$148,610
3.05%, 4/15/2030 (b)	167,000	150,090
3.25%, 8/26/2049	272,000	187,666
Series MTN, 3.38%, 3/1/2029 (b)	423,000	393,069
Series MTN, 3.63%, 10/15/2047 (b)	343,000	252,980
Series MTN, 4.00%, 9/14/2048	530,000	424,864
Carlisle Cos., Inc.:
2.75%, 3/1/2030 (b)	200,000	175,984
3.75%, 12/1/2027	424,000	404,382
Eaton Corp.:
3.10%, 9/15/2027	196,000	185,822
4.00%, 11/2/2032	157,000	148,420
4.15%, 3/15/2033 (b)	440,000	417,327
4.15%, 11/2/2042	252,000	221,226
4.35%, 5/18/2028	130,000	128,232
4.70%, 8/23/2052	538,000	502,847
GE Capital Funding LLC 4.55%, 5/15/2032	625,000	605,981
GE Capital International Funding Co. Unlimited Co.:
3.37%, 11/15/2025	245,000	237,113
4.42%, 11/15/2035	695,000	653,314
General Electric Co.:
Series MTN, 5.88%, 1/14/2038	156,000	165,901
Series MTN, 6.75%, 3/15/2032	175,000	195,074
Illinois Tool Works, Inc. 2.65%, 11/15/2026	585,000	554,843
Parker-Hannifin Corp.:
3.25%, 3/1/2027	264,000	251,732
3.25%, 6/14/2029	309,000	286,162
4.00%, 6/14/2049 (b)	367,000	300,045
Series MTN, 4.20%, 11/21/2034	723,000	669,100
Series MTN, 4.45%, 11/21/2044	224,000	197,897
Series MTN, 6.25%, 5/15/2038 (b)	300,000	324,321
Pentair Finance SARL 5.90%, 7/15/2032	117,000	120,648
Teledyne Technologies, Inc.:
2.25%, 4/1/2028	194,000	174,563
2.75%, 4/1/2031	340,000	291,200
Textron, Inc.:
2.45%, 3/15/2031	350,000	294,784
3.90%, 9/17/2029	545,000	511,788
4.00%, 3/15/2026	100,000	97,541
Trane Technologies Global Holding Co. Ltd.:
3.75%, 8/21/2028	348,000	332,852
Security Description	Principal Amount	Value
4.30%, 2/21/2048	$120,000	$102,847
		11,166,216
MULTI-NATIONAL — 0.3%
African Development Bank:
4.13%, 2/25/2027 (b)	500,000	494,140
Series GMTN, 4.38%, 11/3/2027	570,000	567,908
4.63%, 1/4/2027	400,000	400,596
5 yr. CMT + 1.58%, 5.75%, 5/7/2034 (c)	175,000	170,559
Asian Development Bank:
Series GMTN, 2.88%, 5/6/2025	280,000	273,557
Series GMTN, 3.75%, 4/25/2028	1,456,000	1,419,818
Series GMTN, 4.13%, 1/12/2027	535,000	529,318
Series GMTN, 4.13%, 1/12/2034	750,000	736,095
Series GMTN, 4.38%, 3/6/2029	1,130,000	1,131,548
Series GMTN, 4.50%, 8/25/2028	2,198,000	2,210,353
Series GMTN, 4.63%, 6/13/2025	540,000	537,527
Asian Infrastructure Investment Bank 4.13%, 1/18/2029	620,000	613,639
Corp. Andina de Fomento:
2.25%, 2/8/2027 (b)	90,000	82,980
4.75%, 4/1/2026	136,000	134,406
5.00%, 1/24/2029	165,000	164,571
5.25%, 11/21/2025	610,000	607,810
6.00%, 4/26/2027	260,000	265,944
Council of Europe Development Bank 4.13%, 1/24/2029	250,000	247,595
European Bank for Reconstruction & Development:
4.13%, 1/25/2029	720,000	713,189
Series MTN, 4.25%, 3/13/2034	600,000	594,324
European Investment Bank:
3.63%, 7/15/2030	755,000	726,665
4.00%, 2/15/2029	1,025,000	1,010,179
4.13%, 2/13/2034 (b)	892,000	877,202
4.38%, 3/19/2027 (b)	520,000	518,289
4.50%, 10/16/2028	1,525,000	1,534,958
Inter-American Development Bank:
3.13%, 9/18/2028	100,000	95,018
4.13%, 2/15/2029	800,000	792,832
4.38%, 2/1/2027	1,250,000	1,244,863
Series GMTN, 4.50%, 5/15/2026	100,000	99,625

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 4.50%, 9/13/2033	$500,000	$505,015
Inter-American Investment Corp. 4.25%, 2/14/2029	350,000	346,542
International Bank for Reconstruction & Development:
3.50%, 7/12/2028	3,300,000	3,189,747
4.00%, 7/25/2030	1,410,000	1,384,126
4.00%, 1/10/2031	225,000	220,446
International Finance Corp.:
Series GMTN, 4.38%, 1/15/2027	485,000	483,210
Series GMTN, 4.50%, 7/13/2028	279,000	280,588
Nordic Investment Bank:
0.38%, 9/11/2025	270,000	253,130
2.63%, 4/4/2025	445,000	434,115
3.38%, 9/8/2027 (b)	179,000	172,653
4.25%, 2/28/2029	265,000	264,027
		26,329,107
OFFICE & BUSINESS EQUIPMENT — 0.0% (a)
CDW LLC/CDW Finance Corp.:
3.25%, 2/15/2029	369,000	334,495
3.28%, 12/1/2028	171,000	155,993
3.57%, 12/1/2031	423,000	373,408
4.13%, 5/1/2025	506,000	497,175
		1,361,071
OIL & GAS — 0.9%
Apache Corp.:
4.75%, 4/15/2043	336,000	265,248
5.10%, 9/1/2040	450,000	386,055
6.00%, 1/15/2037 (b)	270,000	268,188
BP Capital Markets America, Inc.:
1.75%, 8/10/2030 (b)	348,000	290,455
2.72%, 1/12/2032 (b)	575,000	495,386
2.77%, 11/10/2050	245,000	158,660
2.94%, 6/4/2051	893,000	596,328
3.00%, 2/24/2050 (b)	812,000	553,857
3.00%, 3/17/2052 (b)	256,000	173,174
3.02%, 1/16/2027	169,000	161,414
3.12%, 5/4/2026	378,000	364,222
3.38%, 2/8/2061	541,000	374,291
3.41%, 2/11/2026	758,000	736,950
3.59%, 4/14/2027	157,000	151,394
3.63%, 4/6/2030 (b)	700,000	659,596
3.80%, 9/21/2025	374,000	367,537
4.23%, 11/6/2028	734,000	718,850
4.70%, 4/10/2029 (b)	750,000	748,312
4.81%, 2/13/2033	295,000	291,079
4.89%, 9/11/2033 (b)	560,000	556,377
BP Capital Markets PLC 3.28%, 9/19/2027	709,000	674,968
Security Description	Principal Amount	Value
Canadian Natural Resources Ltd.:
2.05%, 7/15/2025	$333,000	$318,618
2.95%, 7/15/2030	785,000	691,004
3.85%, 6/1/2027	459,000	442,458
6.25%, 3/15/2038	350,000	363,776
6.45%, 6/30/2033	106,000	113,034
6.50%, 2/15/2037	220,000	232,089
Cenovus Energy, Inc.:
3.75%, 2/15/2052 (b)	564,000	413,514
5.40%, 6/15/2047	533,000	502,065
Chevron Corp.:
1.55%, 5/11/2025	610,000	586,625
2.00%, 5/11/2027 (b)	178,000	164,623
2.24%, 5/11/2030 (b)	838,000	733,518
2.95%, 5/16/2026	576,000	554,815
3.08%, 5/11/2050 (b)	269,000	192,558
3.33%, 11/17/2025	150,000	146,670
Chevron USA, Inc.:
0.69%, 8/12/2025 (b)	290,000	273,612
1.02%, 8/12/2027	464,000	412,027
3.25%, 10/15/2029	618,000	578,596
CNOOC Finance 2013 Ltd.:
2.88%, 9/30/2029	212,000	193,015
4.25%, 5/9/2043 (b)	481,000	431,024
CNOOC Finance 2014 ULC 4.88%, 4/30/2044	105,000	101,938
CNOOC Finance 2015 USA LLC:
3.50%, 5/5/2025	25,000	24,523
4.38%, 5/2/2028	354,000	349,196
CNOOC Petroleum North America ULC:
5.88%, 3/10/2035	240,000	256,459
6.40%, 5/15/2037	647,000	726,730
7.50%, 7/30/2039	250,000	309,763
7.88%, 3/15/2032	262,000	312,823
ConocoPhillips Co.:
3.80%, 3/15/2052	365,000	285,083
4.03%, 3/15/2062	569,000	450,756
4.30%, 11/15/2044	795,000	697,104
5.05%, 9/15/2033 (b)	538,000	542,820
5.30%, 5/15/2053 (b)	750,000	746,475
5.70%, 9/15/2063	250,000	261,800
5.90%, 10/15/2032 (b)	455,000	490,672
5.90%, 5/15/2038	186,000	198,168
6.50%, 2/1/2039	360,000	408,330
Continental Resources, Inc. 4.90%, 6/1/2044 (b)	235,000	195,403
Coterra Energy, Inc.:
3.90%, 5/15/2027	349,000	336,028
5.60%, 3/15/2034	250,000	251,935
Devon Energy Corp.:
4.75%, 5/15/2042 (b)	611,000	531,093
5.00%, 6/15/2045 (b)	645,000	571,702
5.60%, 7/15/2041 (b)	628,000	605,731

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Diamondback Energy, Inc.:
3.13%, 3/24/2031 (b)	$259,000	$229,593
3.50%, 12/1/2029	547,000	506,221
4.25%, 3/15/2052	200,000	161,924
4.40%, 3/24/2051	142,000	117,665
6.25%, 3/15/2033	520,000	554,486
EOG Resources, Inc.:
3.15%, 4/1/2025	50,000	48,914
3.90%, 4/1/2035	530,000	482,189
4.15%, 1/15/2026	200,000	197,136
4.38%, 4/15/2030	218,000	213,431
4.95%, 4/15/2050 (b)	175,000	166,297
EQT Corp.:
3.90%, 10/1/2027	232,000	220,463
5.00%, 1/15/2029	199,000	195,135
5.70%, 4/1/2028 (b)	165,000	166,502
7.00%, 2/1/2030 (b)	436,000	462,640
Equinor ASA:
1.75%, 1/22/2026	125,000	118,194
2.38%, 5/22/2030 (b)	356,000	311,899
2.88%, 4/6/2025	341,000	333,010
3.00%, 4/6/2027	181,000	171,885
3.13%, 4/6/2030 (b)	381,000	349,853
3.25%, 11/18/2049	537,000	391,349
3.63%, 4/6/2040	59,000	49,270
3.70%, 4/6/2050	343,000	271,577
3.95%, 5/15/2043	247,000	209,130
4.25%, 11/23/2041	150,000	134,454
4.80%, 11/8/2043 (b)	1,106,000	1,049,428
Exxon Mobil Corp.:
2.28%, 8/16/2026 (b)	272,000	257,380
2.44%, 8/16/2029	478,000	429,306
2.61%, 10/15/2030 (b)	1,207,000	1,070,368
3.04%, 3/1/2026	419,000	405,889
3.29%, 3/19/2027 (b)	175,000	169,316
3.45%, 4/15/2051 (b)	921,000	697,556
3.48%, 3/19/2030	548,000	516,452
4.11%, 3/1/2046	886,000	764,042
4.23%, 3/19/2040	682,000	621,779
4.33%, 3/19/2050 (b)	961,000	850,831
Hess Corp.:
5.60%, 2/15/2041	616,000	627,322
5.80%, 4/1/2047 (b)	177,000	181,821
6.00%, 1/15/2040	175,000	184,336
7.13%, 3/15/2033	93,000	105,281
7.30%, 8/15/2031 (b)	407,000	460,785
7.88%, 10/1/2029	146,000	165,021
HF Sinclair Corp.:
4.50%, 10/1/2030	130,000	121,835
5.88%, 4/1/2026 (b)	255,000	256,731
6.38%, 4/15/2027 (e)	350,000	352,058
Marathon Oil Corp.:
4.40%, 7/15/2027 (b)	190,000	184,777
5.20%, 6/1/2045 (b)	275,000	246,906
6.60%, 10/1/2037 (b)	179,000	188,788
Security Description	Principal Amount	Value
6.80%, 3/15/2032 (b)	$265,000	$285,977
Marathon Petroleum Corp.:
4.70%, 5/1/2025	694,000	688,177
4.75%, 9/15/2044	181,000	160,985
5.00%, 9/15/2054	140,000	124,293
5.13%, 12/15/2026	235,000	235,162
6.50%, 3/1/2041	298,000	324,543
Occidental Petroleum Corp.:
4.20%, 3/15/2048	125,000	96,953
4.40%, 4/15/2046	393,000	319,356
5.55%, 3/15/2026	797,000	800,164
6.45%, 9/15/2036	853,000	909,793
6.60%, 3/15/2046 (b)	192,000	206,794
6.63%, 9/1/2030	1,101,000	1,166,300
7.50%, 5/1/2031 (b)	200,000	222,680
Ovintiv, Inc.:
5.38%, 1/1/2026	200,000	199,360
6.25%, 7/15/2033 (b)	340,000	353,297
6.50%, 2/1/2038	160,000	166,275
6.63%, 8/15/2037	405,000	422,937
7.10%, 7/15/2053 (b)	250,000	279,803
7.20%, 11/1/2031	137,000	148,793
Patterson-UTI Energy, Inc.:
5.15%, 11/15/2029 (b)	150,000	146,822
7.15%, 10/1/2033 (b)	430,000	462,650
Phillips 66 Co.:
1.30%, 2/15/2026	269,000	250,348
2.15%, 12/15/2030	611,500	513,464
3.15%, 12/15/2029	528,000	479,292
3.30%, 3/15/2052	601,000	420,898
3.75%, 3/1/2028	727,000	694,794
3.85%, 4/9/2025	574,000	565,310
4.88%, 11/15/2044	560,000	523,454
4.90%, 10/1/2046	200,000	183,090
Pioneer Natural Resources Co.:
1.13%, 1/15/2026	177,000	164,808
1.90%, 8/15/2030	616,000	518,007
2.15%, 1/15/2031 (b)	930,000	783,246
Shell International Finance BV:
2.38%, 11/7/2029	649,000	577,792
2.50%, 9/12/2026	458,000	434,312
2.75%, 4/6/2030 (b)	690,000	620,814
2.88%, 5/10/2026	758,000	728,067
2.88%, 11/26/2041	300,000	222,510
3.00%, 11/26/2051	725,000	493,979
3.13%, 11/7/2049	305,000	216,681
3.25%, 5/11/2025	686,000	672,513
3.25%, 4/6/2050 (b)	582,000	423,591
3.75%, 9/12/2046 (b)	477,000	385,111
3.88%, 11/13/2028 (b)	681,000	660,924
4.00%, 5/10/2046	249,000	209,479
4.13%, 5/11/2035 (b)	446,000	416,903
4.38%, 5/11/2045	194,000	173,312
4.55%, 8/12/2043	302,000	279,631

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
6.38%, 12/15/2038	$931,000	$1,054,460
Suncor Energy, Inc.:
3.75%, 3/4/2051	161,000	118,775
4.00%, 11/15/2047	250,000	193,935
6.50%, 6/15/2038	500,000	531,885
6.80%, 5/15/2038	556,000	603,327
7.15%, 2/1/2032	271,000	300,604
TotalEnergies Capital International SA:
2.83%, 1/10/2030	629,700	569,287
2.99%, 6/29/2041	468,000	354,313
3.13%, 5/29/2050	767,000	546,280
3.39%, 6/29/2060	122,000	85,976
3.46%, 7/12/2049	132,000	99,779
TotalEnergies Capital SA 3.88%, 10/11/2028	412,000	399,125
Valero Energy Corp.:
2.15%, 9/15/2027	265,000	241,582
2.80%, 12/1/2031	200,000	170,848
3.65%, 12/1/2051	100,000	72,058
4.00%, 6/1/2052	122,000	93,691
6.63%, 6/15/2037	992,000	1,081,736
		66,812,844
OIL & GAS SERVICES — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc.:
2.06%, 12/15/2026 (b)	325,000	300,349
3.14%, 11/7/2029	175,000	160,722
3.34%, 12/15/2027	171,000	161,764
4.08%, 12/15/2047 (b)	278,500	229,910
4.49%, 5/1/2030	645,000	629,752
Halliburton Co.:
2.92%, 3/1/2030	254,000	227,894
4.50%, 11/15/2041	145,000	129,062
4.75%, 8/1/2043 (b)	100,000	91,812
4.85%, 11/15/2035	812,000	790,035
5.00%, 11/15/2045 (b)	840,000	788,575
6.70%, 9/15/2038	265,000	298,753
NOV, Inc. 3.95%, 12/1/2042	135,000	102,942
Schlumberger Finance Canada Ltd. 1.40%, 9/17/2025	153,000	145,111
Schlumberger Investment SA:
2.65%, 6/26/2030 (b)	248,000	219,817
4.50%, 5/15/2028 (b)	500,000	497,650
		4,774,148
PACKAGING & CONTAINERS — 0.1%
Amcor Finance USA, Inc. 5.63%, 5/26/2033 (b)	350,000	359,530
Amcor Flexibles North America, Inc.:
2.63%, 6/19/2030	394,000	339,427
4.00%, 5/17/2025	100,000	98,176
Security Description	Principal Amount	Value
Berry Global, Inc.:
1.57%, 1/15/2026	$470,000	$440,023
5.50%, 4/15/2028	250,000	251,933
5.65%, 1/15/2034 (e)	70,000	69,636
Packaging Corp. of America:
3.00%, 12/15/2029	680,000	612,830
3.05%, 10/1/2051	105,000	71,489
3.40%, 12/15/2027 (b)	200,000	190,158
Sonoco Products Co.:
2.25%, 2/1/2027	225,000	208,676
3.13%, 5/1/2030	150,000	134,159
WRKCo, Inc.:
3.00%, 6/15/2033	390,000	329,944
3.90%, 6/1/2028	269,000	256,526
4.00%, 3/15/2028	423,000	406,605
4.65%, 3/15/2026	386,000	381,032
4.90%, 3/15/2029 (b)	222,500	220,949
		4,371,093
PHARMACEUTICALS — 1.4%
AbbVie, Inc.:
2.95%, 11/21/2026	1,375,000	1,309,069
3.20%, 5/14/2026	637,000	614,775
3.20%, 11/21/2029	1,455,000	1,340,986
3.60%, 5/14/2025	1,131,000	1,110,404
4.05%, 11/21/2039	950,000	845,937
4.25%, 11/14/2028 (b)	797,000	783,276
4.25%, 11/21/2049 (b)	1,369,000	1,184,911
4.30%, 5/14/2036	262,000	245,958
4.40%, 11/6/2042	611,000	554,036
4.45%, 5/14/2046	460,000	412,666
4.50%, 5/14/2035	939,000	903,064
4.55%, 3/15/2035	1,021,000	985,265
4.63%, 10/1/2042	225,000	209,531
4.70%, 5/14/2045	516,000	481,985
4.75%, 3/15/2045	302,000	284,735
4.80%, 3/15/2027 (b)	485,000	485,262
4.80%, 3/15/2029	830,000	831,776
4.85%, 6/15/2044	419,000	399,579
4.88%, 11/14/2048	511,000	488,838
4.95%, 3/15/2031	205,000	206,847
5.05%, 3/15/2034	625,000	632,731
5.35%, 3/15/2044	435,000	443,535
5.40%, 3/15/2054 (b)	390,000	401,407
5.50%, 3/15/2064	185,000	190,208
Astrazeneca Finance LLC:
1.20%, 5/28/2026	475,000	438,715
1.75%, 5/28/2028 (b)	531,500	471,706
2.25%, 5/28/2031	360,000	304,099
4.80%, 2/26/2027	355,000	354,847
4.85%, 2/26/2029	335,000	336,059
4.88%, 3/3/2033	1,150,000	1,147,297
4.90%, 2/26/2031	280,000	280,994
5.00%, 2/26/2034	465,000	466,902
AstraZeneca PLC:
0.70%, 4/8/2026	209,000	192,288

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
1.38%, 8/6/2030 (b)	$325,000	$265,356
2.13%, 8/6/2050	155,000	91,659
3.00%, 5/28/2051	424,000	297,784
3.13%, 6/12/2027	189,000	179,964
3.38%, 11/16/2025	363,000	353,751
4.00%, 9/18/2042	402,000	345,587
4.38%, 11/16/2045	290,000	259,712
4.38%, 8/17/2048	205,000	183,364
6.45%, 9/15/2037	572,000	646,211
Becton Dickinson & Co.:
1.96%, 2/11/2031	574,000	470,990
2.82%, 5/20/2030	125,000	110,346
3.70%, 6/6/2027	570,000	547,667
4.67%, 6/6/2047 (b)	679,000	608,472
4.87%, 2/8/2029 (b)	350,000	348,029
5.11%, 2/8/2034	350,000	347,627
Bristol-Myers Squibb Co.:
1.13%, 11/13/2027 (b)	493,500	435,316
1.45%, 11/13/2030 (b)	482,000	391,692
2.35%, 11/13/2040 (b)	275,000	187,470
2.55%, 11/13/2050	422,000	260,311
2.95%, 3/15/2032	545,000	476,199
3.20%, 6/15/2026	815,000	785,872
3.25%, 2/27/2027	278,000	267,628
3.40%, 7/26/2029 (b)	590,000	554,311
3.45%, 11/15/2027	207,800	198,636
3.70%, 3/15/2052	622,000	477,572
3.90%, 2/20/2028	646,000	627,163
3.90%, 3/15/2062	232,000	176,608
4.13%, 6/15/2039	792,000	701,847
4.25%, 10/26/2049	897,000	766,370
4.35%, 11/15/2047	578,000	498,791
4.55%, 2/20/2048	305,000	272,948
4.63%, 5/15/2044	400,000	367,972
4.90%, 2/22/2027	250,000	250,855
4.90%, 2/22/2029 (b)	340,000	341,802
4.95%, 2/20/2026	145,000	145,039
5.10%, 2/22/2031	525,000	529,914
5.20%, 2/22/2034	275,000	279,296
5.50%, 2/22/2044	90,000	92,085
5.55%, 2/22/2054	355,000	365,416
5.65%, 2/22/2064	355,000	365,529
5.75%, 2/1/2031	500,000	524,415
5.90%, 11/15/2033 (b)	385,000	411,503
6.25%, 11/15/2053 (b)	300,000	338,139
6.40%, 11/15/2063	365,000	417,071
Cardinal Health, Inc.:
4.37%, 6/15/2047	494,000	416,941
4.50%, 11/15/2044	440,000	378,132
4.60%, 3/15/2043	300,000	261,531
5.13%, 2/15/2029	550,000	551,243
Cencora, Inc.:
2.70%, 3/15/2031	261,000	224,126
2.80%, 5/15/2030	150,000	132,477
4.30%, 12/15/2047	255,000	220,830
Security Description	Principal Amount	Value
5.13%, 2/15/2034	$250,000	$249,523
Cigna Group:
1.25%, 3/15/2026	206,000	190,931
2.38%, 3/15/2031	555,000	467,260
2.40%, 3/15/2030	623,000	538,073
3.25%, 4/15/2025	597,000	583,818
3.40%, 3/1/2027	347,000	332,499
3.40%, 3/15/2050	213,000	151,445
3.40%, 3/15/2051	404,000	287,793
3.88%, 10/15/2047	772,000	604,430
4.13%, 11/15/2025	671,000	661,787
4.38%, 10/15/2028 (b)	906,000	884,129
4.50%, 2/25/2026	415,000	410,149
4.80%, 8/15/2038	625,000	587,644
4.80%, 7/15/2046	320,000	290,912
5.00%, 5/15/2029	400,000	400,360
5.25%, 2/15/2034	500,000	498,910
5.40%, 3/15/2033	705,000	717,852
5.60%, 2/15/2054	263,000	264,020
CVS Health Corp.:
1.30%, 8/21/2027	593,000	525,920
1.75%, 8/21/2030	357,000	293,158
1.88%, 2/28/2031	783,000	637,597
2.13%, 9/15/2031 (b)	277,000	226,215
2.70%, 8/21/2040	300,000	208,722
2.88%, 6/1/2026	769,000	733,018
3.00%, 8/15/2026	308,000	293,693
3.25%, 8/15/2029	308,000	282,556
3.88%, 7/20/2025	759,000	744,996
4.25%, 4/1/2050	468,000	379,071
4.30%, 3/25/2028	1,085,435	1,059,363
4.78%, 3/25/2038	1,263,000	1,166,987
4.88%, 7/20/2035	384,000	369,900
5.00%, 2/20/2026	370,000	368,735
5.00%, 1/30/2029	180,000	180,250
5.05%, 3/25/2048	3,023,000	2,741,105
5.13%, 7/20/2045	1,041,000	958,834
5.25%, 2/21/2033	620,000	620,285
5.30%, 6/1/2033 (b)	254,000	254,356
5.30%, 12/5/2043	360,000	341,586
5.63%, 2/21/2053	630,000	618,597
5.88%, 6/1/2053	936,000	950,751
6.00%, 6/1/2063	528,000	544,020
Eli Lilly & Co.:
2.25%, 5/15/2050	446,000	272,493
2.50%, 9/15/2060	173,000	101,930
3.10%, 5/15/2027	275,000	261,987
3.38%, 3/15/2029	580,000	550,362
3.70%, 3/1/2045	435,000	359,506
3.95%, 3/15/2049	295,000	249,060
4.50%, 2/9/2027	450,000	448,668
4.50%, 2/9/2029 (b)	335,000	333,945
4.70%, 2/27/2033 (b)	604,000	601,826
4.70%, 2/9/2034	500,000	497,685
4.88%, 2/27/2053	381,000	372,142

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.95%, 2/27/2063	$310,000	$301,010
5.00%, 2/9/2054 (b)	175,000	174,095
GlaxoSmithKline Capital PLC 3.38%, 6/1/2029	196,000	184,946
GlaxoSmithKline Capital, Inc.:
3.63%, 5/15/2025	268,707	264,311
3.88%, 5/15/2028	650,000	631,735
6.38%, 5/15/2038	1,157,000	1,306,681
Johnson & Johnson:
0.55%, 9/1/2025	395,000	371,648
0.95%, 9/1/2027	413,000	367,289
1.30%, 9/1/2030 (b)	384,000	317,434
2.10%, 9/1/2040	390,000	268,324
2.25%, 9/1/2050	406,000	252,390
2.45%, 9/1/2060	550,000	327,002
2.90%, 1/15/2028 (b)	661,000	625,967
2.95%, 3/3/2027	398,500	381,815
3.40%, 1/15/2038	782,000	670,604
3.63%, 3/3/2037	641,000	568,676
3.70%, 3/1/2046	509,000	425,366
3.75%, 3/3/2047	270,000	224,019
4.38%, 12/5/2033 (b)	566,000	564,494
4.85%, 5/15/2041 (b)	100,000	99,923
5.85%, 7/15/2038	270,000	298,304
5.95%, 8/15/2037	426,000	471,821
6.95%, 9/1/2029	250,000	282,478
McKesson Corp.:
1.30%, 8/15/2026	125,000	114,446
4.90%, 7/15/2028	550,000	552,194
Mead Johnson Nutrition Co.:
4.60%, 6/1/2044	400,000	358,440
5.90%, 11/1/2039	355,000	368,323
Merck & Co., Inc.:
0.75%, 2/24/2026	197,000	182,909
1.45%, 6/24/2030	325,000	267,686
1.70%, 6/10/2027 (b)	780,000	710,876
1.90%, 12/10/2028 (b)	210,000	186,346
2.15%, 12/10/2031	337,000	282,059
2.35%, 6/24/2040	385,000	270,948
2.45%, 6/24/2050	504,000	312,798
2.75%, 12/10/2051	1,280,000	837,414
3.40%, 3/7/2029 (b)	686,000	650,040
3.70%, 2/10/2045	1,086,000	886,654
4.00%, 3/7/2049	914,000	768,354
4.05%, 5/17/2028 (b)	150,000	147,441
4.15%, 5/18/2043 (b)	331,000	292,630
4.50%, 5/17/2033	295,000	288,537
4.90%, 5/17/2044	215,000	209,115
5.00%, 5/17/2053	1,260,000	1,232,683
5.15%, 5/17/2063	325,000	321,561
Merck Sharp & Dohme Corp. 5.95%, 12/1/2028	200,000	210,872
Mylan, Inc.:
4.55%, 4/15/2028	325,000	314,061
5.20%, 4/15/2048	816,000	676,440
Security Description	Principal Amount	Value
Novartis Capital Corp.:
1.75%, 2/14/2025	$791	$768
2.00%, 2/14/2027 (b)	964,000	897,899
2.20%, 8/14/2030	301,000	261,415
2.75%, 8/14/2050	217,000	147,152
3.00%, 11/20/2025	720,000	699,480
4.40%, 5/6/2044	1,169,000	1,076,146
Pfizer Investment Enterprises Pte. Ltd.:
4.45%, 5/19/2026	474,000	469,255
4.45%, 5/19/2028	2,200,000	2,168,496
4.65%, 5/19/2025	385,000	382,536
4.65%, 5/19/2030	750,000	742,252
4.75%, 5/19/2033	950,000	936,035
5.11%, 5/19/2043 (b)	644,000	629,233
5.30%, 5/19/2053 (b)	2,925,000	2,909,439
5.34%, 5/19/2063	1,450,000	1,421,522
Pfizer, Inc.:
0.80%, 5/28/2025 (b)	262,300	249,980
1.70%, 5/28/2030 (b)	880,000	739,402
1.75%, 8/18/2031	242,500	198,076
2.55%, 5/28/2040	100,000	71,377
2.75%, 6/3/2026 (b)	636,000	609,924
3.00%, 12/15/2026 (b)	393,000	375,971
3.45%, 3/15/2029 (b)	576,000	546,192
3.90%, 3/15/2039	530,000	458,816
4.00%, 3/15/2049	177,000	148,018
4.10%, 9/15/2038	438,000	395,956
4.20%, 9/15/2048	331,000	284,647
4.30%, 6/15/2043 (b)	160,000	142,075
4.40%, 5/15/2044 (b)	181,000	165,894
5.60%, 9/15/2040	200,000	208,256
7.20%, 3/15/2039 (b)	679,000	818,664
Pharmacia LLC 6.60%, 12/1/2028	300,000	322,092
Sanofi SA 3.63%, 6/19/2028 (b)	341,000	329,754
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	407,000	389,084
Takeda Pharmaceutical Co. Ltd.:
2.05%, 3/31/2030	852,000	721,746
3.03%, 7/9/2040 (b)	446,000	335,914
3.18%, 7/9/2050 (b)	437,000	304,423
3.38%, 7/9/2060	170,000	114,549
5.00%, 11/26/2028	991,000	992,903
Utah Acquisition Sub, Inc.:
3.95%, 6/15/2026	200,000	193,228
5.25%, 6/15/2046	881,000	731,248
Viatris, Inc.:
2.30%, 6/22/2027	187,000	169,875
2.70%, 6/22/2030 (b)	255,000	216,319
3.85%, 6/22/2040	414,000	305,685
4.00%, 6/22/2050 (b)	577,000	396,953

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Wyeth LLC:
5.95%, 4/1/2037	$427,000	$461,557
6.00%, 2/15/2036	284,000	307,862
6.50%, 2/1/2034 (b)	174,000	192,742
Zoetis, Inc.:
2.00%, 5/15/2030	276,000	232,516
3.90%, 8/20/2028	128,000	123,190
3.95%, 9/12/2047	636,000	514,708
4.45%, 8/20/2048	173,000	152,614
4.50%, 11/13/2025	100,000	98,812
4.70%, 2/1/2043	682,000	624,323
5.40%, 11/14/2025	210,000	210,332
5.60%, 11/16/2032	185,000	191,939
		111,372,514
PIPELINES — 0.9%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. 4.25%, 12/1/2027	5,000	4,676
Boardwalk Pipelines LP:
3.60%, 9/1/2032	250,000	218,337
4.45%, 7/15/2027	380,000	370,865
4.80%, 5/3/2029 (b)	190,000	187,209
5.63%, 8/1/2034	250,000	249,842
Cheniere Corpus Christi Holdings LLC:
2.74%, 12/31/2039	542,000	438,451
3.70%, 11/15/2029	190,000	176,766
5.13%, 6/30/2027	693,000	691,344
5.88%, 3/31/2025	292,000	292,239
Cheniere Energy Partners LP:
3.25%, 1/31/2032	455,000	387,455
4.50%, 10/1/2029	318,000	302,720
5.95%, 6/30/2033	870,000	889,044
Cheniere Energy, Inc.:
4.63%, 10/15/2028	772,000	748,608
5.65%, 4/15/2034 (e)	165,000	166,046
Columbia Pipeline Group, Inc.:
4.50%, 6/1/2025	304,000	299,829
5.80%, 6/1/2045	338,000	333,038
DCP Midstream Operating LP:
5.38%, 7/15/2025	206,000	205,446
5.60%, 4/1/2044	310,000	302,538
5.63%, 7/15/2027	481,000	484,478
Eastern Gas Transmission & Storage, Inc. 3.00%, 11/15/2029	135,000	120,822
Enbridge Energy Partners LP:
5.50%, 9/15/2040	175,000	171,630
Series B, 7.50%, 4/15/2038	130,000	152,118
Enbridge, Inc.:
1.60%, 10/4/2026	365,000	334,464
2.50%, 8/1/2033 (b)	414,000	333,643
3.40%, 8/1/2051 (b)	680,000	478,210
3.70%, 7/15/2027 (b)	200,000	192,188
4.25%, 12/1/2026	620,000	607,625
Security Description	Principal Amount	Value
4.50%, 6/10/2044	$205,000	$176,573
5.70%, 3/8/2033	500,000	511,610
6.00%, 11/15/2028	500,000	520,020
5 yr. CMT + 4.43%, 8.50%, 1/15/2084 (c)	355,000	385,846
Energy Transfer LP:
2.90%, 5/15/2025	770,000	747,377
3.75%, 5/15/2030	365,000	336,720
4.00%, 10/1/2027	233,000	224,027
4.15%, 9/15/2029	124,000	117,639
4.20%, 4/15/2027 (b)	287,000	279,179
4.40%, 3/15/2027	268,000	262,278
4.75%, 1/15/2026	590,000	584,006
4.95%, 5/15/2028	150,000	148,767
4.95%, 6/15/2028	301,000	298,381
4.95%, 1/15/2043	200,000	176,364
5.00%, 5/15/2050	434,000	380,562
5.15%, 2/1/2043	368,000	329,044
5.15%, 3/15/2045	302,000	274,944
5.25%, 4/15/2029 (b)	490,000	490,990
5.30%, 4/15/2047	322,000	292,930
5.35%, 5/15/2045	476,000	438,582
5.50%, 6/1/2027	368,000	370,403
5.55%, 2/15/2028 (b)	430,000	435,895
5.55%, 5/15/2034	175,000	175,508
5.75%, 2/15/2033	390,000	396,318
6.00%, 6/15/2048	325,000	323,222
6.05%, 12/1/2026	290,000	296,012
6.05%, 6/1/2041	299,000	300,800
6.10%, 2/15/2042	131,000	132,241
6.13%, 12/15/2045	539,000	542,336
6.25%, 4/15/2049	520,000	533,957
6.40%, 12/1/2030	340,000	358,659
6.50%, 2/1/2042	273,000	289,860
6.55%, 12/1/2033 (b)	784,000	840,150
7.50%, 7/1/2038	100,000	114,968
Enterprise Products Operating LLC:
3.13%, 7/31/2029 (b)	519,000	478,523
3.20%, 2/15/2052 (b)	184,000	128,967
3.30%, 2/15/2053 (b)	536,000	380,737
3.70%, 2/15/2026	456,000	445,699
3.70%, 1/31/2051	220,000	170,051
3.95%, 2/15/2027	145,000	141,585
3.95%, 1/31/2060	258,000	200,709
4.15%, 10/16/2028	266,700	259,480
4.20%, 1/31/2050 (b)	378,000	319,395
4.25%, 2/15/2048	294,000	251,502
4.45%, 2/15/2043	275,000	245,371
4.80%, 2/1/2049	503,000	463,479
4.85%, 1/31/2034 (b)	500,000	492,570
4.85%, 8/15/2042	240,000	224,993
4.85%, 3/15/2044	449,000	420,628
4.90%, 5/15/2046	339,000	316,151
4.95%, 10/15/2054	310,000	289,227

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.10%, 2/15/2045	$846,000	$812,109
5.35%, 1/31/2033	209,000	213,433
3 mo. USD Term SOFR + 2.83%, 5.38%, 2/15/2078 (c)	145,000	135,650
5.70%, 2/15/2042	137,000	140,378
5.95%, 2/1/2041	214,000	226,662
Series D, 6.88%, 3/1/2033	158,000	177,842
7.55%, 4/15/2038	639,000	765,413
Kinder Morgan Energy Partners LP:
5.00%, 3/1/2043	325,000	288,135
5.50%, 3/1/2044	525,842	499,124
6.38%, 3/1/2041	366,000	379,538
6.55%, 9/15/2040	540,000	566,568
Series MTN, 6.95%, 1/15/2038	615,000	673,099
7.75%, 3/15/2032	205,000	232,913
Kinder Morgan, Inc.:
1.75%, 11/15/2026	140,000	128,537
2.00%, 2/15/2031 (b)	514,000	422,780
3.25%, 8/1/2050	261,000	172,182
3.60%, 2/15/2051	222,000	155,067
4.30%, 6/1/2025	482,000	475,416
4.30%, 3/1/2028 (b)	293,000	286,062
4.80%, 2/1/2033	377,000	360,732
5.00%, 2/1/2029 (b)	500,000	498,150
5.20%, 6/1/2033 (b)	305,000	300,321
5.20%, 3/1/2048 (b)	364,000	328,528
5.30%, 12/1/2034	328,000	322,782
5.40%, 2/1/2034 (b)	500,000	497,875
5.45%, 8/1/2052 (b)	570,000	537,687
5.55%, 6/1/2045	320,000	305,373
MPLX LP:
1.75%, 3/1/2026	411,000	384,375
2.65%, 8/15/2030	720,000	619,589
4.00%, 3/15/2028	616,000	593,140
4.13%, 3/1/2027	566,000	551,697
4.25%, 12/1/2027	236,000	229,456
4.50%, 4/15/2038	657,000	583,574
4.70%, 4/15/2048	434,000	370,480
4.80%, 2/15/2029 (b)	275,000	271,818
4.88%, 6/1/2025	591,000	586,172
4.95%, 3/14/2052	334,000	293,429
5.20%, 3/1/2047	530,000	485,231
5.50%, 2/15/2049	373,000	355,588
ONEOK Partners LP:
6.13%, 2/1/2041	393,000	405,505
6.20%, 9/15/2043 (b)	210,000	216,667
ONEOK, Inc.:
2.20%, 9/15/2025	400,000	381,996
3.10%, 3/15/2030 (b)	340,000	304,344
3.25%, 6/1/2030 (b)	525,000	474,348
3.95%, 3/1/2050	306,000	228,652
4.00%, 7/13/2027	233,000	225,239
Security Description	Principal Amount	Value
4.20%, 10/3/2047	$115,000	$90,266
4.35%, 3/15/2029	226,000	219,082
4.55%, 7/15/2028 (b)	273,000	267,914
4.85%, 2/1/2049	110,000	95,455
4.95%, 7/13/2047	220,000	193,189
5.15%, 10/15/2043 (b)	259,000	236,234
5.55%, 11/1/2026	200,000	201,940
5.65%, 11/1/2028	385,000	393,924
5.85%, 1/15/2026	183,000	184,682
6.00%, 6/15/2035	328,000	336,321
6.10%, 11/15/2032	325,000	340,272
6.63%, 9/1/2053	625,000	689,075
7.15%, 1/15/2051	341,000	383,748
Plains All American Pipeline LP/PAA Finance Corp.:
3.55%, 12/15/2029	800,000	733,984
4.30%, 1/31/2043	139,000	112,437
4.65%, 10/15/2025	207,000	204,286
4.90%, 2/15/2045	150,000	130,244
5.15%, 6/1/2042	345,000	311,604
6.65%, 1/15/2037 (b)	160,000	171,418
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028 (b)	236,000	228,637
4.50%, 5/15/2030	415,000	398,998
5.00%, 3/15/2027	924,000	921,274
5.88%, 6/30/2026	431,000	434,513
5.90%, 9/15/2037	285,000	295,377
Spectra Energy Partners LP:
3.38%, 10/15/2026	316,000	302,643
5.95%, 9/25/2043	85,000	85,395
Targa Resources Corp.:
4.20%, 2/1/2033	100,000	91,275
4.95%, 4/15/2052	375,000	328,492
6.13%, 3/15/2033	525,000	547,937
6.25%, 7/1/2052	681,000	704,386
6.50%, 2/15/2053	204,000	219,141
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.00%, 1/15/2028	285,000	280,614
5.50%, 3/1/2030	495,000	492,545
6.50%, 7/15/2027	689,000	696,855
6.88%, 1/15/2029 (b)	417,000	428,718
TransCanada PipeLines Ltd.:
2.50%, 10/12/2031 (b)	303,000	252,020
4.10%, 4/15/2030	202,000	190,930
4.25%, 5/15/2028 (b)	300,000	290,847
4.63%, 3/1/2034	466,000	440,538
4.75%, 5/15/2038	230,000	211,453
4.88%, 1/15/2026	236,500	234,897
5.00%, 10/16/2043	221,000	200,973
5.85%, 3/15/2036	94,000	96,528
6.10%, 6/1/2040	315,000	325,666
6.20%, 3/9/2026	300,000	299,499

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
6.20%, 10/15/2037	$823,000	$860,529
7.25%, 8/15/2038	80,000	91,521
7.63%, 1/15/2039	505,000	598,334
Transcontinental Gas Pipe Line Co. LLC:
3.25%, 5/15/2030	542,000	490,803
4.60%, 3/15/2048	203,000	179,298
7.85%, 2/1/2026	569,000	590,212
Valero Energy Partners LP 4.50%, 3/15/2028 (b)	408,000	400,068
Western Midstream Operating LP:
4.05%, 2/1/2030 (b)	538,000	501,136
4.50%, 3/1/2028	195,000	188,245
4.65%, 7/1/2026	118,000	115,690
5.25%, 2/1/2050 (b)	530,000	473,809
5.30%, 3/1/2048	280,000	244,026
5.45%, 4/1/2044 (b)	210,000	192,858
6.15%, 4/1/2033	450,000	461,340
Williams Cos., Inc.:
2.60%, 3/15/2031	488,000	415,571
3.50%, 11/15/2030 (b)	366,000	332,822
3.75%, 6/15/2027	173,000	166,466
4.00%, 9/15/2025	321,000	314,904
4.85%, 3/1/2048 (b)	375,000	334,590
4.90%, 1/15/2045	125,000	111,750
5.10%, 9/15/2045	657,000	608,888
5.15%, 3/15/2034	570,000	565,041
5.30%, 8/15/2028	500,000	504,345
5.40%, 3/4/2044	186,000	176,570
6.30%, 4/15/2040	642,000	678,157
8.75%, 3/15/2032	160,000	192,522
		68,004,243
REAL ESTATE — 0.0% (a)
CBRE Services, Inc.:
2.50%, 4/1/2031	212,000	175,574
4.88%, 3/1/2026	150,000	148,466
5.50%, 4/1/2029	195,000	196,355
5.95%, 8/15/2034 (b)	250,000	256,500
		776,895
REAL ESTATE INVESTMENT TRUSTS — 0.9%
Agree LP:
2.90%, 10/1/2030	254,000	218,791
4.80%, 10/1/2032	190,000	179,653
Alexandria Real Estate Equities, Inc.:
1.88%, 2/1/2033	436,000	331,478
2.00%, 5/18/2032	431,000	338,038
2.95%, 3/15/2034	85,000	69,930
3.00%, 5/18/2051	283,000	179,603
3.38%, 8/15/2031	261,000	232,830
3.45%, 4/30/2025	617,000	603,710
3.55%, 3/15/2052	365,000	257,172
3.95%, 1/15/2027	156,000	150,677
Security Description	Principal Amount	Value
4.00%, 2/1/2050 (b)	$150,000	$115,349
4.70%, 7/1/2030 (b)	235,000	228,112
5.15%, 4/15/2053	162,000	149,343
5.25%, 5/15/2036	225,000	220,657
American Assets Trust LP 3.38%, 2/1/2031	228,000	186,326
American Homes 4 Rent LP:
3.63%, 4/15/2032	100,000	87,955
4.25%, 2/15/2028	124,500	119,671
4.90%, 2/15/2029 (b)	903,500	887,598
American Tower Corp.:
1.30%, 9/15/2025	71,000	66,951
1.45%, 9/15/2026	198,000	180,661
1.50%, 1/31/2028	129,000	112,577
1.60%, 4/15/2026	405,000	376,298
2.10%, 6/15/2030	191,000	158,725
2.30%, 9/15/2031	305,000	248,593
2.70%, 4/15/2031	330,000	279,543
2.75%, 1/15/2027	318,000	297,817
2.90%, 1/15/2030	275,000	242,080
2.95%, 1/15/2051	299,000	193,202
3.10%, 6/15/2050	689,000	458,612
3.13%, 1/15/2027	119,000	112,568
3.38%, 10/15/2026	246,000	235,127
3.55%, 7/15/2027	247,000	234,788
3.70%, 10/15/2049	140,000	104,114
3.80%, 8/15/2029	260,000	242,567
3.95%, 3/15/2029	447,000	422,513
4.00%, 6/1/2025	248,000	243,551
4.05%, 3/15/2032 (b)	228,000	208,953
5.55%, 7/15/2033	450,000	453,582
5.65%, 3/15/2033	338,000	343,330
5.80%, 11/15/2028	350,000	358,561
5.90%, 11/15/2033	315,000	326,217
AvalonBay Communities, Inc.:
2.05%, 1/15/2032 (b)	375,000	308,535
Series MTN, 2.45%, 1/15/2031 (b)	273,000	234,283
Series GMTN, 2.95%, 5/11/2026	193,000	184,724
Series MTN, 3.20%, 1/15/2028 (b)	401,000	377,405
Series MTN, 3.30%, 6/1/2029	139,000	128,840
Series GMTN, 3.45%, 6/1/2025	227,000	222,401
Series MTN, 4.35%, 4/15/2048	50,000	42,649
5.00%, 2/15/2033	150,000	148,617
5.30%, 12/7/2033	215,000	217,475
Boston Properties LP:
2.45%, 10/1/2033 (b)	365,000	274,790
2.75%, 10/1/2026	589,000	549,178
2.90%, 3/15/2030	257,000	220,262
3.25%, 1/30/2031 (b)	470,000	402,437
3.40%, 6/21/2029 (b)	337,000	302,404

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.65%, 2/1/2026	$339,000	$326,698
4.50%, 12/1/2028 (b)	500,000	476,080
Brixmor Operating Partnership LP:
2.25%, 4/1/2028	200,000	177,714
2.50%, 8/16/2031 (b)	128,000	105,041
4.05%, 7/1/2030 (b)	210,000	195,107
4.13%, 6/15/2026	166,000	161,611
4.13%, 5/15/2029	130,000	122,595
5.50%, 2/15/2034	350,000	345,621
Broadstone Net Lease LLC 2.60%, 9/15/2031	285,000	225,529
Camden Property Trust:
3.15%, 7/1/2029	346,000	316,507
3.35%, 11/1/2049	95,000	67,971
4.90%, 1/15/2034	500,000	486,395
COPT Defense Properties LP:
2.25%, 3/15/2026	206,000	193,766
2.75%, 4/15/2031	200,000	164,784
2.90%, 12/1/2033	116,000	91,014
Crown Castle, Inc.:
1.05%, 7/15/2026	357,000	324,688
2.10%, 4/1/2031	360,000	291,222
2.25%, 1/15/2031	276,000	227,057
2.90%, 3/15/2027	275,000	257,378
3.10%, 11/15/2029	200,000	178,684
3.25%, 1/15/2051 (b)	305,000	208,815
3.30%, 7/1/2030	499,000	443,626
3.65%, 9/1/2027 (b)	627,000	594,603
3.70%, 6/15/2026	207,000	199,937
3.80%, 2/15/2028	615,000	582,583
4.15%, 7/1/2050	107,000	85,509
4.30%, 2/15/2029	250,000	239,747
4.45%, 2/15/2026	493,000	484,861
5.00%, 1/11/2028	180,000	178,202
5.10%, 5/1/2033	503,000	490,440
5.60%, 6/1/2029	250,000	253,247
CubeSmart LP:
2.00%, 2/15/2031	310,000	249,795
2.50%, 2/15/2032	189,000	154,502
3.00%, 2/15/2030 (b)	240,000	212,184
3.13%, 9/1/2026	150,000	142,403
4.38%, 2/15/2029	15,000	14,405
Digital Realty Trust LP:
3.60%, 7/1/2029	356,000	328,068
3.70%, 8/15/2027 (b)	274,000	261,859
4.45%, 7/15/2028 (b)	329,000	318,702
5.55%, 1/15/2028	639,000	643,582
DOC DR LLC:
3.95%, 1/15/2028	216,000	206,392
4.30%, 3/15/2027	459,000	449,265
EPR Properties:
3.60%, 11/15/2031	217,000	181,375
3.75%, 8/15/2029 (b)	131,000	115,778
4.50%, 6/1/2027	200,000	190,604
Security Description	Principal Amount	Value
4.75%, 12/15/2026	$100,000	$96,826
4.95%, 4/15/2028	276,000	262,934
Equinix, Inc.:
1.25%, 7/15/2025	491,000	464,697
1.45%, 5/15/2026	201,000	184,960
1.55%, 3/15/2028 (b)	490,000	425,109
1.80%, 7/15/2027 (b)	146,000	131,013
2.00%, 5/15/2028	100,000	87,929
2.15%, 7/15/2030	569,000	472,253
2.50%, 5/15/2031	136,000	113,518
2.90%, 11/18/2026	275,000	258,109
2.95%, 9/15/2051	670,000	430,368
3.00%, 7/15/2050	295,000	193,163
ERP Operating LP:
2.50%, 2/15/2030	394,000	344,935
2.85%, 11/1/2026	136,000	128,810
3.25%, 8/1/2027	200,000	188,762
3.38%, 6/1/2025	150,000	146,483
4.15%, 12/1/2028 (b)	332,000	322,020
4.50%, 6/1/2045	266,000	228,624
Essex Portfolio LP:
1.65%, 1/15/2031	206,000	162,427
1.70%, 3/1/2028	170,000	149,134
2.55%, 6/15/2031	128,000	106,333
2.65%, 3/15/2032 (b)	270,000	223,279
2.65%, 9/1/2050	90,000	52,829
3.00%, 1/15/2030	377,000	334,444
3.50%, 4/1/2025	111,000	108,742
4.00%, 3/1/2029 (b)	180,000	171,664
Extra Space Storage LP:
2.35%, 3/15/2032	373,000	298,482
3.50%, 7/1/2026	297,000	285,470
3.88%, 12/15/2027 (b)	382,000	362,858
4.00%, 6/15/2029	180,000	170,003
5.40%, 2/1/2034	250,000	248,562
5.90%, 1/15/2031	225,000	232,877
Federal Realty OP LP:
3.25%, 7/15/2027	100,000	93,899
3.50%, 6/1/2030 (b)	277,000	249,887
4.50%, 12/1/2044	150,000	122,876
GLP Capital LP/GLP Financing II, Inc.:
3.25%, 1/15/2032	125,000	105,319
4.00%, 1/15/2030	470,000	428,945
4.00%, 1/15/2031	296,000	264,281
5.38%, 4/15/2026	203,000	201,327
5.75%, 6/1/2028	338,000	338,605
6.75%, 12/1/2033	350,000	368,924
Healthcare Realty Holdings LP:
2.00%, 3/15/2031 (b)	370,000	294,479
3.50%, 8/1/2026	217,000	207,155
3.63%, 1/15/2028	308,000	284,278
Healthpeak OP LLC:
2.88%, 1/15/2031 (b)	303,000	260,380
3.00%, 1/15/2030 (b)	435,000	385,480

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.25%, 7/15/2026	$315,000	$301,376
3.50%, 7/15/2029	296,000	274,004
5.25%, 12/15/2032 (b)	315,000	312,688
6.75%, 2/1/2041	200,000	221,132
Highwoods Realty LP:
3.05%, 2/15/2030	216,000	182,140
3.88%, 3/1/2027	175,000	165,433
4.13%, 3/15/2028	289,000	270,582
Host Hotels & Resorts LP:
Series H, 3.38%, 12/15/2029	460,000	409,970
Series I, 3.50%, 9/15/2030	217,000	193,104
Series F, 4.50%, 2/1/2026	30,000	29,378
Invitation Homes Operating Partnership LP:
2.00%, 8/15/2031 (b)	359,000	285,200
2.30%, 11/15/2028	225,000	199,143
4.15%, 4/15/2032 (b)	350,000	320,537
5.45%, 8/15/2030	100,000	100,313
Kilroy Realty LP:
2.50%, 11/15/2032	304,000	228,748
2.65%, 11/15/2033	155,000	114,900
3.05%, 2/15/2030	300,000	255,219
Kimco Realty OP LLC:
1.90%, 3/1/2028 (b)	150,000	132,654
2.25%, 12/1/2031	143,000	115,523
2.70%, 10/1/2030 (b)	239,000	206,434
3.70%, 10/1/2049	226,000	164,128
4.45%, 9/1/2047 (b)	275,000	222,896
4.60%, 2/1/2033	350,000	331,096
6.40%, 3/1/2034	265,000	283,675
Kite Realty Group LP 4.00%, 10/1/2026	238,000	226,812
Life Storage LP 4.00%, 6/15/2029	500	463
LXP Industrial Trust 2.70%, 9/15/2030	110,000	91,751
Mid-America Apartments LP:
1.70%, 2/15/2031	269,000	216,811
2.75%, 3/15/2030	75,000	66,389
2.88%, 9/15/2051	137,000	88,051
3.60%, 6/1/2027	166,000	159,524
3.95%, 3/15/2029 (b)	333,000	320,409
National Health Investors, Inc. 3.00%, 2/1/2031	137,000	112,435
NNN REIT, Inc.:
3.00%, 4/15/2052	150,000	96,606
3.10%, 4/15/2050	102,000	66,769
3.50%, 4/15/2051	137,000	98,999
5.60%, 10/15/2033	520,000	526,308
Omega Healthcare Investors, Inc.:
3.25%, 4/15/2033	161,000	130,465
3.38%, 2/1/2031	150,000	128,136
4.50%, 4/1/2027	134,000	129,674
4.75%, 1/15/2028	140,000	135,111
Security Description	Principal Amount	Value
5.25%, 1/15/2026	$180,000	$178,848
Piedmont Operating Partnership LP:
3.15%, 8/15/2030 (b)	362,000	283,884
9.25%, 7/20/2028 (b)	145,000	154,458
Prologis LP:
1.75%, 7/1/2030	341,400	284,116
1.75%, 2/1/2031	338,000	276,859
2.13%, 4/15/2027 (b)	235,000	216,522
2.13%, 10/15/2050	320,000	178,125
2.25%, 4/15/2030	161,000	139,486
2.25%, 1/15/2032	331,000	273,370
3.00%, 4/15/2050	450,000	310,212
3.05%, 3/1/2050	50,000	34,253
3.25%, 6/30/2026	385,000	371,017
3.38%, 12/15/2027 (b)	55,000	52,226
4.00%, 9/15/2028	100,000	96,653
4.38%, 2/1/2029	220,000	216,053
4.63%, 1/15/2033	801,000	778,300
4.88%, 6/15/2028	177,000	177,301
5.00%, 3/15/2034	225,000	223,918
5.13%, 1/15/2034	280,000	281,506
Public Storage Operating Co.:
0.88%, 2/15/2026	396,000	366,114
1.50%, 11/9/2026	390,000	357,907
1.85%, 5/1/2028	254,000	226,258
2.30%, 5/1/2031 (b)	90,000	76,076
3.09%, 9/15/2027 (b)	274,000	259,325
3.39%, 5/1/2029	155,000	145,306
5.10%, 8/1/2033	95,000	95,454
5.35%, 8/1/2053 (b)	241,000	242,019
Rayonier LP 2.75%, 5/17/2031	145,000	119,750
Realty Income Corp.:
0.75%, 3/15/2026	273,000	250,445
2.85%, 12/15/2032	140,000	116,502
3.10%, 12/15/2029 (b)	217,000	197,140
3.20%, 1/15/2027	228,000	215,585
3.25%, 1/15/2031	246,000	219,565
3.40%, 1/15/2028	200,000	188,774
3.40%, 1/15/2030 (b)	263,000	239,890
3.65%, 1/15/2028	205,000	195,342
3.95%, 8/15/2027	482,000	467,309
4.00%, 7/15/2029	185,000	175,881
4.13%, 10/15/2026	214,500	209,551
4.63%, 11/1/2025	575,000	569,463
4.75%, 2/15/2029 (b)	500,000	494,295
4.85%, 3/15/2030 (b)	155,000	153,360
4.90%, 7/15/2033	500,000	482,480
5.05%, 1/13/2026 (b)	630,000	628,066
5.63%, 10/13/2032	306,000	312,600
Regency Centers LP:
3.70%, 6/15/2030	525,000	484,727
4.13%, 3/15/2028	153,000	147,504
5.25%, 1/15/2034 (b)	125,000	124,433

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Rexford Industrial Realty LP 2.15%, 9/1/2031	$225,000	$180,290
Sabra Health Care LP:
3.20%, 12/1/2031	219,000	182,118
5.13%, 8/15/2026	550,000	545,446
Safehold GL Holdings LLC 6.10%, 4/1/2034	250,000	248,402
Simon Property Group LP:
1.38%, 1/15/2027	343,000	312,007
1.75%, 2/1/2028	285,000	254,069
2.20%, 2/1/2031	370,000	307,559
2.25%, 1/15/2032	216,000	176,638
2.45%, 9/13/2029	304,000	267,675
2.65%, 7/15/2030	283,000	247,322
2.65%, 2/1/2032	445,000	375,438
3.25%, 11/30/2026 (b)	89,000	85,097
3.25%, 9/13/2049 (b)	621,000	434,129
3.30%, 1/15/2026	266,000	257,302
3.38%, 12/1/2027 (b)	369,000	349,694
3.50%, 9/1/2025	751,000	733,479
5.50%, 3/8/2033	160,000	163,056
5.85%, 3/8/2053	350,000	360,517
SITE Centers Corp.:
4.25%, 2/1/2026 (b)	150,000	147,620
4.70%, 6/1/2027	233,000	229,635
Store Capital LLC 4.63%, 3/15/2029 (b)	443,000	417,408
Sun Communities Operating LP:
2.70%, 7/15/2031	325,250	268,133
5.70%, 1/15/2033	495,000	490,966
Tanger Properties LP 2.75%, 9/1/2031	267,000	218,716
UDR, Inc.:
Series MTN, 1.90%, 3/15/2033	115,000	87,095
Series MTN, 2.10%, 8/1/2032	115,000	90,282
Series MTN, 2.10%, 6/15/2033	50,000	38,177
Series MTN, 3.20%, 1/15/2030	903,000	818,606
Series MTN, 4.40%, 1/26/2029	318,000	307,481
Ventas Realty LP:
2.50%, 9/1/2031	127,000	104,370
3.25%, 10/15/2026	423,000	400,484
4.75%, 11/15/2030 (b)	400,000	386,472
4.88%, 4/15/2049	373,000	318,915
5.70%, 9/30/2043	175,000	167,477
VICI Properties LP:
4.38%, 5/15/2025	250,000	246,010
4.75%, 2/15/2028	550,000	536,783
5.63%, 5/15/2052	958,000	887,549
5.75%, 4/1/2034	400,000	396,180
Security Description	Principal Amount	Value
Welltower OP LLC:
2.05%, 1/15/2029	$280,000	$244,157
2.75%, 1/15/2031	252,000	216,836
2.80%, 6/1/2031 (b)	315,000	270,374
4.00%, 6/1/2025	681,000	669,491
4.13%, 3/15/2029	457,000	437,459
4.25%, 4/1/2026	25,000	24,509
4.25%, 4/15/2028	309,000	299,847
4.95%, 9/1/2048	107,000	98,870
Weyerhaeuser Co.:
3.38%, 3/9/2033	132,000	115,302
4.00%, 11/15/2029	473,000	446,432
4.00%, 3/9/2052	99,000	78,636
4.75%, 5/15/2026	525,000	520,133
WP Carey, Inc.:
2.40%, 2/1/2031	45,000	37,395
3.85%, 7/15/2029	698,000	651,422
		73,383,895
RETAIL — 0.7%
AutoNation, Inc.:
3.80%, 11/15/2027	350,000	329,907
3.85%, 3/1/2032 (b)	375,000	333,476
4.75%, 6/1/2030 (b)	205,000	197,034
AutoZone, Inc.:
1.65%, 1/15/2031	79,000	63,778
3.75%, 4/18/2029 (b)	514,000	486,388
4.00%, 4/15/2030 (b)	370,000	351,226
4.50%, 2/1/2028	120,000	118,226
4.75%, 8/1/2032	499,000	484,424
4.75%, 2/1/2033 (b)	155,000	149,696
5.05%, 7/15/2026	190,000	190,359
5.20%, 8/1/2033 (b)	270,000	270,429
Best Buy Co., Inc. 4.45%, 10/1/2028 (b)	355,000	348,752
Costco Wholesale Corp.:
1.38%, 6/20/2027	450,000	407,147
1.60%, 4/20/2030	413,000	347,837
1.75%, 4/20/2032	209,000	169,417
3.00%, 5/18/2027 (b)	438,000	419,004
Darden Restaurants, Inc.:
4.55%, 2/15/2048	150,000	123,854
6.30%, 10/10/2033 (b)	245,000	255,871
Dick's Sporting Goods, Inc.:
3.15%, 1/15/2032 (b)	129,000	110,038
4.10%, 1/15/2052	263,000	190,720
Dollar General Corp.:
3.50%, 4/3/2030 (b)	295,000	269,662
3.88%, 4/15/2027	589,000	568,744
4.13%, 4/3/2050	175,000	136,365
4.63%, 11/1/2027 (b)	141,000	138,762
5.00%, 11/1/2032	325,000	320,749
5.20%, 7/5/2028	225,000	226,321
5.45%, 7/5/2033 (b)	268,000	268,935
Dollar Tree, Inc.:
4.00%, 5/15/2025	401,000	394,355

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.20%, 5/15/2028	$481,000	$464,968
Genuine Parts Co. 2.75%, 2/1/2032 (b)	320,000	266,016
Home Depot, Inc.:
0.90%, 3/15/2028 (b)	309,766	269,354
1.38%, 3/15/2031	297,000	237,169
1.50%, 9/15/2028 (b)	356,000	312,461
1.88%, 9/15/2031 (b)	320,000	261,366
2.13%, 9/15/2026	776,000	727,616
2.38%, 3/15/2051	394,000	233,544
2.50%, 4/15/2027	412,000	386,192
2.70%, 4/15/2025	367,000	357,931
2.70%, 4/15/2030	806,000	718,210
2.80%, 9/14/2027 (b)	220,000	207,304
3.00%, 4/1/2026 (b)	418,000	403,320
3.13%, 12/15/2049	495,000	346,099
3.25%, 4/15/2032	220,000	196,706
3.30%, 4/15/2040	250,000	199,008
3.35%, 9/15/2025	450,000	440,064
3.35%, 4/15/2050	526,000	384,795
3.63%, 4/15/2052	675,000	515,632
3.90%, 12/6/2028 (b)	323,000	313,811
3.90%, 6/15/2047	345,000	282,393
4.20%, 4/1/2043	453,000	394,817
4.25%, 4/1/2046	698,000	603,707
4.40%, 3/15/2045 (b)	246,000	218,497
4.50%, 9/15/2032 (b)	245,000	240,445
4.50%, 12/6/2048	660,000	586,958
4.88%, 2/15/2044	200,000	189,952
4.95%, 9/30/2026	510,000	510,780
4.95%, 9/15/2052 (b)	150,000	143,003
5.40%, 9/15/2040	400,000	407,092
5.88%, 12/16/2036 (b)	878,000	942,199
Lowe's Cos., Inc.:
1.30%, 4/15/2028	743,000	648,171
1.70%, 9/15/2028	382,000	334,174
1.70%, 10/15/2030	1,046,000	854,676
2.50%, 4/15/2026	283,000	269,141
2.63%, 4/1/2031	617,800	531,691
2.80%, 9/15/2041	400,000	284,392
3.00%, 10/15/2050 (b)	349,000	228,546
3.10%, 5/3/2027	482,000	457,042
3.38%, 9/15/2025	327,000	318,648
3.50%, 4/1/2051	230,000	164,823
3.65%, 4/5/2029	408,000	387,000
3.75%, 4/1/2032 (b)	785,000	720,952
4.00%, 4/15/2025	527,000	519,854
4.25%, 4/1/2052	666,000	545,541
4.45%, 4/1/2062 (b)	350,000	285,866
4.50%, 4/15/2030	359,000	351,271
5.00%, 4/15/2033	220,000	219,197
5.15%, 7/1/2033 (b)	560,000	563,870
5.63%, 4/15/2053	410,000	413,333
5.75%, 7/1/2053	580,000	598,653
5.80%, 9/15/2062	220,000	225,216
Security Description	Principal Amount	Value
6.50%, 3/15/2029	$150,000	$161,088
McDonald's Corp.:
Series MTN, 1.45%, 9/1/2025	465,000	441,462
Series MTN, 2.13%, 3/1/2030	110,000	94,645
Series MTN, 2.63%, 9/1/2029 (b)	591,000	532,810
Series MTN, 3.30%, 7/1/2025	295,000	288,439
Series MTN, 3.38%, 5/26/2025	205,000	200,709
Series MTN, 3.50%, 3/1/2027 (b)	502,000	485,108
Series MTN, 3.50%, 7/1/2027	475,000	455,539
Series MTN, 3.60%, 7/1/2030	150,000	139,941
Series MTN, 3.63%, 9/1/2049	330,000	251,120
Series MTN, 3.70%, 1/30/2026	505,000	494,350
Series MTN, 3.70%, 2/15/2042	370,000	300,422
Series MTN, 4.45%, 3/1/2047	480,000	419,640
Series MTN, 4.45%, 9/1/2048	383,000	336,511
Series MTN, 4.60%, 9/9/2032 (b)	415,000	408,414
Series MTN, 4.70%, 12/9/2035	538,000	522,920
Series MTN, 4.88%, 7/15/2040	93,000	89,061
Series MTN, 5.15%, 9/9/2052 (b)	250,000	241,995
Series MTN, 5.70%, 2/1/2039 (b)	350,000	365,407
Series MTN, 6.30%, 10/15/2037	343,000	377,039
Series MTN, 6.30%, 3/1/2038	310,000	341,016
O'Reilly Automotive, Inc.:
1.75%, 3/15/2031 (b)	260,000	210,124
3.55%, 3/15/2026	519,000	503,622
3.60%, 9/1/2027	259,000	247,531
4.20%, 4/1/2030	417,500	398,996
4.35%, 6/1/2028 (b)	100,000	98,276
4.70%, 6/15/2032 (b)	75,000	73,314
Ross Stores, Inc. 0.88%, 4/15/2026	193,000	177,377
Starbucks Corp.:
2.00%, 3/12/2027	631,000	581,832
2.25%, 3/12/2030	318,000	274,469
2.55%, 11/15/2030	268,500	232,806
3.00%, 2/14/2032 (b)	110,000	96,256
3.35%, 3/12/2050	102,000	72,902

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 3/1/2028	$239,000	$227,487
3.50%, 11/15/2050 (b)	455,400	337,916
3.55%, 8/15/2029 (b)	211,000	199,416
3.75%, 12/1/2047	653,000	513,624
3.80%, 8/15/2025	333,000	326,743
4.00%, 11/15/2028 (b)	291,000	282,439
4.50%, 11/15/2048	802,000	702,793
5.00%, 2/15/2034	500,000	495,675
Target Corp.:
1.95%, 1/15/2027 (b)	271,000	251,924
2.25%, 4/15/2025	625,000	607,637
2.35%, 2/15/2030	150,000	131,985
2.50%, 4/15/2026 (b)	314,000	301,186
2.65%, 9/15/2030	221,000	195,446
2.95%, 1/15/2052 (b)	550,000	373,390
3.38%, 4/15/2029 (b)	210,000	198,307
4.00%, 7/1/2042 (b)	175,000	152,759
4.40%, 1/15/2033	237,000	230,639
4.50%, 9/15/2032 (b)	543,000	532,097
4.80%, 1/15/2053 (b)	355,000	333,569
6.50%, 10/15/2037	156,000	176,229
TJX Cos., Inc.:
1.15%, 5/15/2028 (b)	124,000	107,761
2.25%, 9/15/2026 (b)	427,000	402,341
Tractor Supply Co. 1.75%, 11/1/2030	197,000	159,625
Walmart, Inc.:
1.05%, 9/17/2026 (b)	352,000	322,710
1.50%, 9/22/2028 (b)	531,000	469,239
2.50%, 9/22/2041	503,000	361,315
2.65%, 9/22/2051 (b)	675,000	445,919
2.95%, 9/24/2049	762,000	539,062
3.05%, 7/8/2026	484,000	466,707
3.25%, 7/8/2029 (b)	323,000	306,378
3.55%, 6/26/2025	462,000	454,377
3.70%, 6/26/2028 (b)	234,000	228,021
3.90%, 9/9/2025	600,000	591,516
3.90%, 4/15/2028 (b)	310,000	304,020
3.95%, 9/9/2027 (b)	388,000	381,187
3.95%, 6/28/2038	1,098,000	1,003,748
4.00%, 4/15/2030 (b)	150,000	146,477
4.10%, 4/15/2033 (b)	400,000	385,168
4.15%, 9/9/2032 (b)	232,000	225,998
4.50%, 9/9/2052 (b)	492,000	455,543
4.50%, 4/15/2053	670,000	619,268
5.63%, 4/1/2040 (b)	200,000	215,212
6.20%, 4/15/2038	438,000	498,768
		53,931,704
SEMICONDUCTORS — 0.6%
Advanced Micro Devices, Inc.:
3.92%, 6/1/2032 (b)	134,000	126,073
4.39%, 6/1/2052	303,000	269,185
Analog Devices, Inc.:
1.70%, 10/1/2028 (b)	577,000	507,350
2.10%, 10/1/2031	274,000	227,319
Security Description	Principal Amount	Value
2.80%, 10/1/2041	$205,000	$148,769
3.45%, 6/15/2027	179,000	171,169
3.50%, 12/5/2026	433,000	418,382
Applied Materials, Inc.:
1.75%, 6/1/2030 (b)	540,000	455,193
3.90%, 10/1/2025	461,000	453,638
4.35%, 4/1/2047 (b)	854,000	769,078
Broadcom Corp./Broadcom Cayman Finance Ltd.:
3.50%, 1/15/2028	310,000	293,421
3.88%, 1/15/2027	995,000	964,046
Broadcom, Inc.:
1.95%, 2/15/2028 (e)	222,000	198,084
2.45%, 2/15/2031 (b) (e)	656,000	552,654
2.60%, 2/15/2033 (e)	250,000	202,798
3.14%, 11/15/2035 (e)	605,000	489,052
3.15%, 11/15/2025	289,000	279,642
3.19%, 11/15/2036 (e)	906,000	720,207
3.42%, 4/15/2033 (e)	1,616,000	1,398,987
3.47%, 4/15/2034 (e)	1,304,000	1,118,076
3.50%, 2/15/2041 (e)	386,000	299,721
3.75%, 2/15/2051 (e)	250,000	189,350
4.11%, 9/15/2028 (b)	718,000	693,495
4.15%, 11/15/2030 (b)	566,000	535,453
4.15%, 4/15/2032 (e)	550,000	509,707
4.30%, 11/15/2032	127,000	119,407
4.75%, 4/15/2029	272,000	268,556
4.93%, 5/15/2037 (e)	661,000	626,899
5.00%, 4/15/2030 (b)	456,000	457,892
Intel Corp.:
1.60%, 8/12/2028	312,000	273,730
2.00%, 8/12/2031 (b)	215,000	176,713
2.45%, 11/15/2029 (b)	1,255,000	1,111,993
2.80%, 8/12/2041 (b)	140,000	101,329
3.10%, 2/15/2060	265,000	171,323
3.25%, 11/15/2049	624,000	440,101
3.70%, 7/29/2025	641,000	628,411
3.73%, 12/8/2047	528,000	409,717
3.75%, 3/25/2027	482,000	468,003
3.90%, 3/25/2030	632,000	601,727
4.00%, 8/5/2029 (b)	275,000	265,955
4.10%, 5/19/2046	190,000	160,324
4.10%, 5/11/2047	500,000	418,440
4.60%, 3/25/2040 (b)	148,000	139,050
4.75%, 3/25/2050	1,173,000	1,059,618
4.88%, 2/10/2026	500,000	498,655
4.88%, 2/10/2028	1,575,000	1,579,788
4.90%, 8/5/2052 (b)	289,000	269,666
5.05%, 8/5/2062	350,000	329,318
5.15%, 2/21/2034 (b)	440,000	441,236
5.20%, 2/10/2033 (b)	655,000	664,157
5.63%, 2/10/2043	100,000	103,439
5.70%, 2/10/2053 (b)	1,532,000	1,585,589
5.90%, 2/10/2063	373,000	395,123

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
KLA Corp.:
3.30%, 3/1/2050	$327,000	$239,478
4.10%, 3/15/2029 (b)	209,000	204,226
4.70%, 2/1/2034	500,000	492,735
4.95%, 7/15/2052 (b)	500,000	482,270
5.00%, 3/15/2049	154,000	149,463
5.25%, 7/15/2062	150,000	148,431
Lam Research Corp.:
2.88%, 6/15/2050	307,000	209,712
3.75%, 3/15/2026	351,000	342,990
4.00%, 3/15/2029	204,000	197,894
4.88%, 3/15/2049	491,000	465,822
Marvell Technology, Inc.:
2.95%, 4/15/2031	365,000	315,364
4.88%, 6/22/2028 (b)	154,000	152,075
5.95%, 9/15/2033	715,000	741,055
Microchip Technology, Inc.:
4.25%, 9/1/2025	208,000	204,739
5.05%, 3/15/2029	580,000	580,464
Micron Technology, Inc.:
4.19%, 2/15/2027 (b)	329,000	320,736
5.33%, 2/6/2029 (b)	285,000	287,582
5.38%, 4/15/2028 (b)	705,000	711,874
5.88%, 9/15/2033 (b)	850,000	880,710
6.75%, 11/1/2029 (b)	350,000	375,634
NVIDIA Corp.:
2.00%, 6/15/2031 (b)	250,000	211,280
2.85%, 4/1/2030 (b)	774,000	702,838
3.20%, 9/16/2026	670,000	646,992
3.50%, 4/1/2040	482,000	408,726
3.50%, 4/1/2050	302,000	240,461
NXP BV/NXP Funding LLC 5.55%, 12/1/2028	428,000	434,822
NXP BV/NXP Funding LLC/NXP USA, Inc.:
2.65%, 2/15/2032	385,000	319,581
2.70%, 5/1/2025	515,000	499,977
3.13%, 2/15/2042	200,000	143,692
3.25%, 5/11/2041	245,000	181,692
3.25%, 11/30/2051	100,000	68,018
4.30%, 6/18/2029 (b)	274,000	263,972
4.40%, 6/1/2027	581,000	569,932
5.00%, 1/15/2033	342,000	334,052
Qorvo, Inc. 4.38%, 10/15/2029 (b)	190,000	178,129
QUALCOMM, Inc.:
1.30%, 5/20/2028 (b)	255,000	223,798
1.65%, 5/20/2032	259,000	205,169
2.15%, 5/20/2030	609,000	529,038
3.25%, 5/20/2027 (b)	636,000	609,593
3.45%, 5/20/2025	324,059	318,077
4.25%, 5/20/2032 (b)	145,000	139,726
4.30%, 5/20/2047	512,000	451,958
4.50%, 5/20/2052 (b)	915,000	821,231
4.65%, 5/20/2035	269,000	266,808
Security Description	Principal Amount	Value
4.80%, 5/20/2045	$150,000	$143,670
5.40%, 5/20/2033 (b)	250,000	262,280
6.00%, 5/20/2053 (b)	315,000	352,636
Skyworks Solutions, Inc. 1.80%, 6/1/2026	180,000	167,051
Texas Instruments, Inc.:
1.13%, 9/15/2026	127,000	116,140
1.75%, 5/4/2030	320,000	270,288
1.90%, 9/15/2031	135,000	112,432
2.25%, 9/4/2029 (b)	202,000	178,903
2.70%, 9/15/2051	132,000	85,800
2.90%, 11/3/2027 (b)	397,000	374,121
3.88%, 3/15/2039 (b)	138,000	123,496
4.15%, 5/15/2048	414,000	357,357
4.60%, 2/15/2028	115,000	115,099
4.85%, 2/8/2034	210,000	211,023
4.90%, 3/14/2033	162,000	163,720
5.00%, 3/14/2053	700,000	686,805
5.05%, 5/18/2063 (b)	150,000	145,962
5.15%, 2/8/2054	250,000	250,655
TSMC Arizona Corp.:
1.75%, 10/25/2026	483,000	444,886
2.50%, 10/25/2031	589,000	503,754
3.13%, 10/25/2041	429,000	343,479
3.25%, 10/25/2051 (b)	200,000	153,202
3.88%, 4/22/2027	175,000	169,810
Xilinx, Inc. 2.38%, 6/1/2030	356,000	309,182
		48,071,575
SHIPBUILDING — 0.0% (a)
Huntington Ingalls Industries, Inc.:
2.04%, 8/16/2028	350,000	305,879
3.48%, 12/1/2027	326,500	306,776
		612,655
SOFTWARE — 0.7%
Adobe, Inc.:
2.15%, 2/1/2027	632,000	590,136
2.30%, 2/1/2030	519,000	456,419
Autodesk, Inc.:
2.40%, 12/15/2031	302,000	252,641
2.85%, 1/15/2030	15,000	13,408
3.50%, 6/15/2027	315,000	301,471
Broadridge Financial Solutions, Inc.:
2.60%, 5/1/2031	403,000	339,894
2.90%, 12/1/2029	303,000	268,822
3.40%, 6/27/2026	133,000	127,774
Concentrix Corp.:
6.60%, 8/2/2028 (b)	300,000	303,426
6.85%, 8/2/2033 (b)	700,000	695,044
Electronic Arts, Inc. 1.85%, 2/15/2031	451,000	369,513

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Fidelity National Information Services, Inc.:
1.15%, 3/1/2026	$353,000	$326,761
1.65%, 3/1/2028	704,000	620,766
3.10%, 3/1/2041	188,000	137,120
5.10%, 7/15/2032 (b)	326,000	326,153
Fiserv, Inc.:
2.25%, 6/1/2027	539,600	495,784
2.65%, 6/1/2030	460,500	401,183
3.20%, 7/1/2026	555,000	531,979
3.50%, 7/1/2029	741,000	690,012
3.85%, 6/1/2025	254,000	249,146
4.20%, 10/1/2028	806,000	778,048
4.40%, 7/1/2049 (b)	456,000	387,030
5.45%, 3/15/2034	500,000	506,545
5.63%, 8/21/2033	570,000	582,147
Intuit, Inc.:
0.95%, 7/15/2025	368,000	348,765
1.35%, 7/15/2027	208,000	186,019
1.65%, 7/15/2030	135,000	111,538
5.20%, 9/15/2033	500,000	509,115
5.50%, 9/15/2053	525,000	545,281
Microsoft Corp.:
1.35%, 9/15/2030 (b) (e)	249,000	205,413
2.40%, 8/8/2026	983,000	932,975
2.50%, 9/15/2050 (e)	1,055,000	681,256
2.53%, 6/1/2050	2,425,000	1,596,862
2.68%, 6/1/2060	885,000	570,046
2.92%, 3/17/2052 (b)	2,636,000	1,863,916
3.04%, 3/17/2062	572,000	399,061
3.13%, 11/3/2025	894,000	871,266
3.30%, 2/6/2027	1,288,000	1,248,536
3.40%, 9/15/2026 (e)	390,000	377,731
3.45%, 8/8/2036	415,000	371,699
3.50%, 2/12/2035 (b)	584,000	537,730
3.70%, 8/8/2046	639,000	543,968
3.95%, 8/8/2056 (b)	160,000	135,706
4.10%, 2/6/2037	315,000	301,880
4.20%, 11/3/2035 (b)	249,000	243,674
4.25%, 2/6/2047 (b)	265,000	248,933
4.45%, 11/3/2045	300,000	289,020
4.50%, 2/6/2057 (b)	115,000	109,828
Oracle Corp.:
1.65%, 3/25/2026	900,000	840,258
2.30%, 3/25/2028 (b)	581,000	524,544
2.50%, 4/1/2025	1,365,000	1,324,132
2.65%, 7/15/2026	1,258,000	1,190,949
2.80%, 4/1/2027	603,000	565,759
2.88%, 3/25/2031 (b)	1,054,000	916,685
2.95%, 5/15/2025	835,000	813,156
2.95%, 4/1/2030	962,000	856,344
3.25%, 11/15/2027	978,000	920,914
3.25%, 5/15/2030 (b)	205,000	185,841
3.60%, 4/1/2040 (b)	1,104,000	870,559
3.60%, 4/1/2050	2,679,000	1,933,970
Security Description	Principal Amount	Value
3.65%, 3/25/2041	$483,000	$379,184
3.80%, 11/15/2037	882,900	740,418
3.85%, 7/15/2036	348,000	297,498
3.85%, 4/1/2060	830,000	590,927
3.90%, 5/15/2035	367,000	322,208
3.95%, 3/25/2051	625,000	476,012
4.00%, 7/15/2046	1,148,000	904,429
4.00%, 11/15/2047	618,000	482,652
4.10%, 3/25/2061	285,000	213,377
4.13%, 5/15/2045	599,000	483,710
4.30%, 7/8/2034	525,000	484,297
4.38%, 5/15/2055	199,000	160,131
5.38%, 7/15/2040	696,000	675,565
5.55%, 2/6/2053	545,000	532,400
5.80%, 11/10/2025	80,000	80,645
6.13%, 7/8/2039	388,000	406,352
6.15%, 11/9/2029 (b)	300,000	316,308
6.25%, 11/9/2032 (b)	500,000	535,230
6.50%, 4/15/2038	382,700	416,037
6.90%, 11/9/2052	590,000	678,889
Roper Technologies, Inc.:
1.00%, 9/15/2025	100,000	94,051
1.40%, 9/15/2027	315,000	279,402
1.75%, 2/15/2031	952,000	767,302
2.00%, 6/30/2030	143,000	119,497
3.80%, 12/15/2026	362,000	350,901
Salesforce, Inc.:
1.50%, 7/15/2028 (b)	180,000	158,402
1.95%, 7/15/2031 (b)	420,000	348,814
2.70%, 7/15/2041	275,000	199,045
2.90%, 7/15/2051	491,000	331,184
3.05%, 7/15/2061	540,000	351,848
3.70%, 4/11/2028	513,000	497,738
ServiceNow, Inc. 1.40%, 9/1/2030	299,000	241,903
Take-Two Interactive Software, Inc.:
3.70%, 4/14/2027	169,000	162,194
4.00%, 4/14/2032	100,000	92,363
4.95%, 3/28/2028	250,000	249,102
5.00%, 3/28/2026	325,000	323,404
VMware LLC:
1.40%, 8/15/2026	536,000	489,556
1.80%, 8/15/2028	510,000	444,485
2.20%, 8/15/2031	279,000	226,950
3.90%, 8/21/2027	314,000	300,909
4.50%, 5/15/2025	555,000	549,633
Workday, Inc.:
3.50%, 4/1/2027	45,000	43,087
3.70%, 4/1/2029 (b)	300,000	282,915
3.80%, 4/1/2032 (b)	990,000	901,375
		50,906,880
TELECOMMUNICATIONS — 1.2%
America Movil SAB de CV:
2.88%, 5/7/2030	211,000	186,334

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.63%, 4/22/2029	$210,000	$196,243
4.38%, 7/16/2042	270,000	235,659
4.38%, 4/22/2049 (b)	228,000	196,292
4.70%, 7/21/2032 (b)	560,000	540,781
6.13%, 11/15/2037	126,000	134,019
6.13%, 3/30/2040	500,000	527,885
6.38%, 3/1/2035 (b)	375,000	408,592
AT&T, Inc.:
1.65%, 2/1/2028	559,500	495,611
1.70%, 3/25/2026	1,547,000	1,446,352
2.25%, 2/1/2032 (b)	741,000	602,389
2.30%, 6/1/2027	592,000	545,658
2.55%, 12/1/2033	1,192,000	955,650
2.75%, 6/1/2031	1,233,000	1,061,786
3.50%, 6/1/2041	806,000	628,664
3.50%, 9/15/2053	2,359,000	1,666,563
3.55%, 9/15/2055	2,856,000	1,995,487
3.65%, 6/1/2051	884,000	647,937
3.65%, 9/15/2059 (b)	2,019,000	1,406,456
3.80%, 2/15/2027	365,000	353,429
3.80%, 12/1/2057	2,298,000	1,662,925
3.85%, 6/1/2060	410,000	296,668
3.88%, 1/15/2026	100,000	97,720
4.10%, 2/15/2028	385,000	373,458
4.25%, 3/1/2027 (b)	1,007,000	989,146
4.30%, 2/15/2030	1,167,250	1,120,712
4.30%, 12/15/2042 (b)	250,000	215,013
4.35%, 3/1/2029 (b)	837,000	815,782
4.50%, 5/15/2035	911,000	849,599
4.50%, 3/9/2048	132,000	112,348
4.55%, 3/9/2049	693,000	594,282
4.75%, 5/15/2046	775,000	694,005
4.85%, 3/1/2039	443,000	413,629
5.25%, 3/1/2037	1,152,000	1,134,397
5.40%, 2/15/2034 (b)	1,031,000	1,044,300
5.54%, 2/20/2026	225,000	224,991
5.55%, 8/15/2041	400,000	403,080
Bell Telephone Co. of Canada or Bell Canada:
Series US-5, 2.15%, 2/15/2032	116,000	93,780
4.46%, 4/1/2048	92,000	79,290
5.10%, 5/11/2033	765,000	759,645
5.20%, 2/15/2034 (b)	750,000	743,242
British Telecommunications PLC 9.63%, 12/15/2030	1,236,500	1,516,530
Cisco Systems, Inc.:
2.50%, 9/20/2026	180,000	170,501
2.95%, 2/28/2026	300,000	289,584
3.50%, 6/15/2025	312,000	306,930
4.80%, 2/26/2027	670,000	671,340
4.85%, 2/26/2029	250,000	251,940
5.05%, 2/26/2034 (b)	750,000	759,750
5.30%, 2/26/2054 (b)	500,000	513,425
Security Description	Principal Amount	Value
5.35%, 2/26/2064 (b)	$500,000	$512,320
5.50%, 1/15/2040	956,000	1,007,853
5.90%, 2/15/2039	824,000	896,397
Corning, Inc.:
4.38%, 11/15/2057 (b)	150,000	124,100
4.70%, 3/15/2037	250,000	232,387
5.45%, 11/15/2079	803,000	760,915
5.85%, 11/15/2068 (b)	400,000	397,120
Deutsche Telekom International Finance BV:
8.75%, 6/15/2030	1,064,000	1,257,978
9.25%, 6/1/2032	100,000	126,489
Juniper Networks, Inc.:
2.00%, 12/10/2030	533,000	433,260
3.75%, 8/15/2029	234,000	217,917
Motorola Solutions, Inc.:
2.30%, 11/15/2030	354,000	297,463
4.60%, 2/23/2028 (b)	536,000	528,807
5.00%, 4/15/2029	550,000	547,629
5.50%, 9/1/2044 (b)	91,000	89,653
Orange SA:
5.38%, 1/13/2042 (b)	989,000	984,421
9.00%, 3/1/2031	566,000	686,484
Rogers Communications, Inc.:
3.20%, 3/15/2027	300,000	284,931
3.63%, 12/15/2025	380,000	369,018
3.80%, 3/15/2032	920,000	828,046
4.30%, 2/15/2048	256,000	209,316
4.50%, 3/15/2042	448,000	389,182
4.50%, 3/15/2043	189,000	162,956
5.00%, 2/15/2029	425,000	422,195
5.45%, 10/1/2043	167,000	161,262
7.50%, 8/15/2038	294,000	342,013
Sprint Capital Corp.:
6.88%, 11/15/2028 (b)	625,000	665,306
8.75%, 3/15/2032	850,000	1,029,868
Sprint LLC:
7.63%, 2/15/2025	100,000	101,244
7.63%, 3/1/2026	369,000	381,052
Telefonica Emisiones SA:
4.90%, 3/6/2048	460,000	404,335
5.21%, 3/8/2047	602,000	554,105
5.52%, 3/1/2049	366,000	351,356
7.05%, 6/20/2036	915,000	1,023,647
Telefonica Europe BV 8.25%, 9/15/2030	504,000	576,354
TELUS Corp.:
3.40%, 5/13/2032 (b)	525,000	459,937
3.70%, 9/15/2027	156,000	149,147
4.30%, 6/15/2049	101,000	82,771
4.60%, 11/16/2048 (b)	50,000	43,574
T-Mobile USA, Inc.:
1.50%, 2/15/2026	253,000	236,221
2.05%, 2/15/2028	386,000	345,833
2.25%, 11/15/2031	278,000	228,213

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
2.55%, 2/15/2031 (b)	$851,000	$724,669
2.63%, 4/15/2026	723,000	686,814
2.70%, 3/15/2032	219,000	184,170
3.00%, 2/15/2041	405,000	298,270
3.30%, 2/15/2051 (b)	273,000	190,906
3.38%, 4/15/2029	855,000	791,311
3.40%, 10/15/2052	839,000	593,450
3.50%, 4/15/2025	918,100	900,096
3.50%, 4/15/2031	1,027,000	927,782
3.60%, 11/15/2060	35,000	24,544
3.75%, 4/15/2027	387,000	372,658
3.88%, 4/15/2030	4,223,000	3,958,556
4.38%, 4/15/2040	786,000	700,137
4.50%, 4/15/2050	712,000	616,620
4.75%, 2/1/2028	175,000	172,711
4.80%, 7/15/2028	440,000	436,352
4.85%, 1/15/2029 (b)	340,000	337,657
5.05%, 7/15/2033	768,000	759,498
5.15%, 4/15/2034	165,000	164,426
5.38%, 4/15/2027 (b)	816,000	820,186
5.50%, 1/15/2055	120,000	119,850
5.65%, 1/15/2053	510,000	520,205
5.75%, 1/15/2034 (b)	995,000	1,036,770
5.75%, 1/15/2054	790,000	816,844
6.00%, 6/15/2054 (b)	428,000	457,429
Verizon Communications, Inc.:
0.85%, 11/20/2025	1,060,000	988,047
1.45%, 3/20/2026	653,000	609,027
1.50%, 9/18/2030 (b)	100,000	81,652
1.75%, 1/20/2031	636,000	516,324
2.10%, 3/22/2028	789,000	710,613
2.36%, 3/15/2032 (b)	1,074,000	882,538
2.55%, 3/21/2031	1,449,000	1,237,953
2.65%, 11/20/2040 (b)	709,000	499,554
2.85%, 9/3/2041	390,000	280,808
2.88%, 11/20/2050	741,000	484,258
2.99%, 10/30/2056	2,979,000	1,905,011
3.00%, 3/22/2027	698,250	661,871
3.00%, 11/20/2060	424,000	264,334
3.15%, 3/22/2030	244,000	220,786
3.40%, 3/22/2041	968,000	755,979
3.55%, 3/22/2051	2,380,000	1,765,294
3.70%, 3/22/2061	485,000	354,773
3.88%, 2/8/2029 (b)	743,000	711,274
3.88%, 3/1/2052 (b)	300,000	236,130
4.00%, 3/22/2050	354,000	286,312
4.02%, 12/3/2029 (b)	484,000	461,910
4.13%, 3/16/2027	638,000	624,111
4.13%, 8/15/2046	101,000	84,824
4.27%, 1/15/2036 (b)	1,226,000	1,126,743
4.33%, 9/21/2028	746,000	729,625
4.40%, 11/1/2034	250,000	235,760
4.50%, 8/10/2033	729,500	697,840
4.81%, 3/15/2039 (b)	600,000	566,814
4.86%, 8/21/2046 (b)	650,000	610,155
Security Description	Principal Amount	Value
5.05%, 5/9/2033 (b)	$325,000	$325,000
5.25%, 3/16/2037 (b)	610,000	616,564
5.50%, 3/16/2047 (b)	150,000	153,894
5.50%, 2/23/2054	175,000	176,780
6.55%, 9/15/2043 (b)	835,000	941,195
7.75%, 12/1/2030	235,000	270,727
Vodafone Group PLC:
4.13%, 5/30/2025	660,000	650,014
4.25%, 9/17/2050	125,000	100,935
4.38%, 2/19/2043 (b)	1,368,000	1,182,335
4.88%, 6/19/2049	601,000	537,889
6.15%, 2/27/2037 (b)	661,000	706,087
		91,196,525
TOYS/GAMES/HOBBIES — 0.0% (a)
Hasbro, Inc.:
3.55%, 11/19/2026	235,000	223,981
3.90%, 11/19/2029 (b)	547,000	507,758
Mattel, Inc. 5.45%, 11/1/2041 (b)	105,000	97,541
		829,280
TRANSPORTATION — 0.5%
Burlington Northern Santa Fe LLC:
2.88%, 6/15/2052	225,000	147,413
3.00%, 4/1/2025	178,000	174,198
3.25%, 6/15/2027	280,000	267,520
3.30%, 9/15/2051	320,000	230,317
3.65%, 9/1/2025	281,000	275,374
3.90%, 8/1/2046	197,000	160,898
4.05%, 6/15/2048	225,000	187,308
4.13%, 6/15/2047	130,000	109,980
4.15%, 12/15/2048	637,000	539,099
4.40%, 3/15/2042	571,000	513,318
4.45%, 3/15/2043	518,000	465,786
4.55%, 9/1/2044	230,000	208,801
4.70%, 9/1/2045	265,000	244,778
4.90%, 4/1/2044	220,000	209,095
4.95%, 9/15/2041	100,000	96,190
5.20%, 4/15/2054	895,000	886,148
5.40%, 6/1/2041	63,000	64,103
6.15%, 5/1/2037	450,000	493,402
Canadian National Railway Co.:
2.45%, 5/1/2050	282,000	176,315
2.75%, 3/1/2026	300,000	288,459
3.20%, 8/2/2046	387,000	290,486
3.65%, 2/3/2048	551,000	442,717
5.85%, 11/1/2033	250,000	266,875
6.13%, 11/1/2053	100,000	114,670
6.90%, 7/15/2028	171,000	184,848
Canadian Pacific Railway Co.:
1.75%, 12/2/2026	240,000	220,442
2.05%, 3/5/2030	385,000	327,697
2.45%, 12/2/2031	477,000	427,053

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 12/2/2041	$200,000	$171,128
3.10%, 12/2/2051	544,000	373,995
3.50%, 5/1/2050	140,000	104,945
4.00%, 6/1/2028	356,000	343,166
4.20%, 11/15/2069	270,000	212,819
4.80%, 8/1/2045	100,000	92,497
6.13%, 9/15/2115	252,000	266,011
7.13%, 10/15/2031 (b)	375,000	421,282
CH Robinson Worldwide, Inc. 4.20%, 4/15/2028	372,000	361,286
CSX Corp.:
2.40%, 2/15/2030	149,000	130,336
2.60%, 11/1/2026	156,000	147,595
3.25%, 6/1/2027	711,000	677,398
3.35%, 9/15/2049	197,000	142,086
3.80%, 3/1/2028	285,360	276,049
3.80%, 4/15/2050	100,000	77,945
4.10%, 11/15/2032	1,070,000	1,008,336
4.25%, 3/15/2029	542,000	530,813
4.25%, 11/1/2066	455,000	366,644
4.30%, 3/1/2048	217,000	186,377
4.50%, 11/15/2052 (b)	415,000	367,130
4.50%, 8/1/2054	135,000	118,525
4.65%, 3/1/2068	125,000	108,506
4.75%, 11/15/2048	149,000	136,997
5.20%, 11/15/2033 (b)	420,000	426,926
FedEx Corp.:
2.40%, 5/15/2031 (b)	505,000	428,902
3.10%, 8/5/2029	650,000	595,673
3.25%, 4/1/2026	792,000	766,506
3.40%, 2/15/2028	193,000	183,213
4.05%, 2/15/2048	376,000	299,537
4.25%, 5/15/2030 (b)	369,000	356,982
4.40%, 1/15/2047	255,000	213,251
4.90%, 1/15/2034 (b)	752,000	742,510
5.10%, 1/15/2044	304,000	285,243
5.25%, 5/15/2050	257,000	246,327
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	236,000	230,751
Kirby Corp. 4.20%, 3/1/2028 (b)	141,000	136,322
Norfolk Southern Corp.:
2.30%, 5/15/2031 (b)	312,000	263,562
2.55%, 11/1/2029	346,000	305,719
2.90%, 6/15/2026	550,000	525,547
2.90%, 8/25/2051	270,000	174,998
3.00%, 3/15/2032 (b)	249,000	216,314
3.05%, 5/15/2050	475,000	321,599
3.16%, 5/15/2055 (b)	274,000	181,136
3.40%, 11/1/2049	404,000	295,991
3.70%, 3/15/2053	568,000	426,585
3.80%, 8/1/2028	165,000	158,073
4.10%, 5/15/2121	505,000	369,983
4.15%, 2/28/2048	245,000	203,090
Security Description	Principal Amount	Value
4.45%, 3/1/2033	$250,000	$239,868
4.55%, 6/1/2053	160,000	139,608
7.80%, 5/15/2027	150,000	162,309
Ryder System, Inc.:
Series MTN, 2.85%, 3/1/2027	145,000	136,022
Series MTN, 2.90%, 12/1/2026	105,000	99,108
Series MTN, 4.30%, 6/15/2027	250,000	243,830
Series MTN, 4.63%, 6/1/2025	220,000	217,769
Series MTN, 5.25%, 6/1/2028	350,000	351,627
Series MTN, 5.65%, 3/1/2028 (b)	378,000	385,329
Union Pacific Corp.:
2.15%, 2/5/2027	270,000	251,178
2.38%, 5/20/2031	455,000	388,329
2.40%, 2/5/2030	586,000	513,863
2.75%, 3/1/2026	224,000	215,145
2.80%, 2/14/2032	335,000	291,015
2.89%, 4/6/2036	249,000	202,811
2.95%, 3/10/2052	382,000	257,006
3.00%, 4/15/2027 (b)	285,000	270,989
3.25%, 8/15/2025	305,000	297,451
3.25%, 2/5/2050	430,000	313,483
3.38%, 2/14/2042	239,000	189,202
3.50%, 2/14/2053 (b)	771,000	577,394
3.60%, 9/15/2037	75,000	64,734
3.70%, 3/1/2029	691,000	661,432
3.75%, 7/15/2025	218,000	214,283
3.75%, 2/5/2070	98,000	71,875
3.80%, 10/1/2051	384,000	306,493
3.80%, 4/6/2071	141,000	104,708
3.84%, 3/20/2060	680,000	521,642
3.88%, 2/1/2055	192,000	151,119
3.95%, 9/10/2028 (b)	1,038,000	1,012,694
4.50%, 1/20/2033 (b)	100,000	97,459
5.15%, 1/20/2063	275,000	267,014
United Parcel Service, Inc.:
2.40%, 11/15/2026	166,000	156,193
2.50%, 9/1/2029	302,000	271,374
3.05%, 11/15/2027	350,000	330,498
3.40%, 3/15/2029 (b)	478,000	453,579
3.63%, 10/1/2042	149,000	121,982
3.75%, 11/15/2047	252,000	201,660
3.90%, 4/1/2025	652,000	643,485
4.25%, 3/15/2049 (b)	245,000	212,197
4.45%, 4/1/2030	189,500	187,918
4.88%, 3/3/2033 (b)	426,000	426,690
5.30%, 4/1/2050	815,000	826,923
6.20%, 1/15/2038	433,000	479,270
		36,518,454

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
TRUCKING & LEASING — 0.0% (a)
GATX Corp.:
3.25%, 9/15/2026	$462,000	$440,873
3.50%, 6/1/2032	431,000	377,254
3.85%, 3/30/2027	227,000	218,871
4.00%, 6/30/2030	206,000	191,510
4.55%, 11/7/2028 (b)	119,000	116,471
5.40%, 3/15/2027	210,000	211,613
		1,556,592
VENTURE CAPITAL — 0.0% (a)
Hercules Capital, Inc.:
2.63%, 9/16/2026	125,000	113,345
3.38%, 1/20/2027	115,000	105,731
		219,076
WATER — 0.0% (a)
American Water Capital Corp.:
2.30%, 6/1/2031	370,000	308,103
2.95%, 9/1/2027 (b)	320,000	299,363
3.45%, 6/1/2029	439,500	409,948
3.75%, 9/1/2047	496,000	392,470
4.15%, 6/1/2049 (b)	279,000	234,111
4.20%, 9/1/2048	290,000	246,636
4.45%, 6/1/2032 (b)	100,000	96,527
5.15%, 3/1/2034 (b)	250,000	250,985
5.45%, 3/1/2054	350,000	353,213
Essential Utilities, Inc.:
2.40%, 5/1/2031	330,000	272,986
3.57%, 5/1/2029	254,000	237,409
4.28%, 5/1/2049	245,000	199,516
5.30%, 5/1/2052	100,000	93,705
		3,394,972
TOTAL CORPORATE BONDS & NOTES (Cost $2,137,361,686)		2,027,245,594
ASSET-BACKED SECURITIES — 0.4%
AUTOMOBILE — 0.2%
Ally Auto Receivables Trust:
Series 2024-1, Class A3, 5.08%, 12/15/2028	350,000	349,590
Series 2023-1, Class A3, 5.46%, 5/15/2028	209,000	209,848
AmeriCredit Automobile Receivables Trust:
Series 2023-1, Class A3, 5.62%, 11/18/2027	161,000	161,785
Series 2023-2, Class A3, 5.81%, 5/18/2028	750,000	756,673
BMW Vehicle Lease Trust:
Series 2024-1, Class A3, 4.98%, 3/25/2027	700,000	698,752
Series 2023-1, Class A4, 5.07%, 6/25/2026	130,000	129,519
Security Description	Principal Amount	Value
BMW Vehicle Owner Trust Series 2023-A, Class A3, 5.47%, 2/25/2028	$89,000	$89,368
Capital One Prime Auto Receivables Trust:
Series 2022-1, Class A4, 3.32%, 9/15/2027	800,000	770,818
Series 2023-1, Class A3, 4.87%, 2/15/2028	250,000	248,482
CarMax Auto Owner Trust:
Series 2024-1, Class A3, 4.92%, 10/16/2028	1,000,000	996,927
Series 2023-4, Class A3, 6.00%, 7/17/2028	255,000	259,476
Drive Auto Receivables Trust Series 2024-1, Class A3, 5.35%, 2/15/2028	105,000	104,476
Exeter Automobile Receivables Trust Series 2024-1A, Class A3, 5.31%, 8/16/2027	231,000	230,485
Ford Credit Auto Lease Trust Series 2023-A, Class A4, 4.83%, 5/15/2026	500,000	497,015
Ford Credit Auto Owner Trust:
Series 2023-A, Class A3, 4.65%, 2/15/2028	133,000	131,770
Series 2023-B, Class A3, 5.23%, 5/15/2028	150,000	150,287
GM Financial Automobile Leasing Trust:
Series 2023-2, Class A3, 5.05%, 7/20/2026	301,000	299,945
Series 2024-1, Class A3, 5.09%, 3/22/2027	273,000	272,771
Series 2023-3, Class A3, 5.38%, 11/20/2026	200,000	200,098
GM Financial Consumer Automobile Receivables Trust:
Series 2021-2, Class A4, 0.82%, 10/16/2026	1,000,000	953,681
Series 2023-2, Class A3, 4.47%, 2/16/2028	500,000	494,441
Series 2023-1, Class A3, 4.66%, 2/16/2028	75,000	74,375
Series 2023-4, Class A3, 5.78%, 8/16/2028	214,000	217,104
Honda Auto Receivables Owner Trust:
Series 2023-2, Class A3, 4.93%, 11/15/2027	162,000	161,284
Series 2023-1, Class A3, 5.04%, 4/21/2027	144,000	143,579
Series 2024-1, Class A3, 5.21%, 8/15/2028	500,000	501,897
Series 2023-3, Class A3, 5.41%, 2/18/2028	458,000	459,429

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series 2023-4, Class A3, 5.67%, 6/21/2028	$167,000	$169,031
Hyundai Auto Receivables Trust:
Series 2024-A, Class A3, 4.99%, 2/15/2029	450,000	450,278
Series 2023-B, Class A3, 5.48%, 4/17/2028	111,000	111,624
Mercedes-Benz Auto Receivables Trust:
Series 2022-1, Class A3, 5.21%, 8/16/2027	424,000	423,127
Series 2023-2, Class A3, 5.95%, 11/15/2028	550,000	559,811
Nissan Auto Lease Trust:
Series 2024-A, Class A3, 4.91%, 4/15/2027	192,000	190,835
Series 2023-B, Class A3, 5.69%, 7/15/2026	127,000	127,367
Nissan Auto Receivables Owner Trust:
Series 2023-A, Class A3, 4.91%, 11/15/2027	500,000	497,616
Series 2023-B, Class A3, 5.93%, 3/15/2028	140,000	142,020
Santander Drive Auto Receivables Trust:
Series 2024-1, Class A3, 5.25%, 4/17/2028	176,000	175,809
Series 2023-4, Class A3, 5.73%, 4/17/2028	222,000	222,807
Toyota Auto Receivables Owner Trust:
Series 2022-C, Class A3, 3.76%, 4/15/2027	500,000	491,748
Series 2023-C, Class A3, 5.16%, 4/17/2028	111,000	111,104
Series 2022-D, Class A3, 5.30%, 9/15/2027	500,000	499,918
Series 2023-D, Class A3, 5.54%, 8/15/2028	268,000	270,706
Volkswagen Auto Lease Trust Series 2024-A, Class A3, 5.21%, 6/21/2027	208,000	208,215
Volkswagen Auto Loan Enhanced Trust:
Series 2023-1, Class A3, 5.02%, 6/20/2028	140,000	139,738
Series 2023-2, Class A3, 5.48%, 12/20/2028	750,000	758,421
World Omni Auto Receivables Trust:
Series 2021-B, Class A4, 0.69%, 6/15/2027	926,000	878,139
Series 2023-A, Class A3, 4.83%, 5/15/2028	600,000	596,034
Security Description	Principal Amount	Value
World Omni Automobile Lease Securitization Trust Series 2023-A, Class A3, 5.07%, 9/15/2026	$375,000	$373,621
		16,961,844
CREDIT CARD — 0.1%
American Express Credit Account Master Trust:
Series 2022-2, Class A, 3.39%, 5/15/2027	1,100,000	1,077,240
Series 2022-3, Class A, 3.75%, 8/15/2027	723,000	708,938
Series 2023-1, Class A, 4.87%, 5/15/2028	391,000	390,141
Series 2023-3, Class A, 5.23%, 9/15/2028	400,000	402,735
BA Credit Card Trust:
Series 2023-A2, Class A2, 4.98%, 11/15/2028	482,000	483,053
Series 2022-A2, Class A2, 5.00%, 4/15/2028	1,000,000	997,870
Barclays Dryrock Issuance Trust Series 2023-1, Class A, 4.72%, 2/15/2029	300,000	297,961
Capital One Multi-Asset Execution Trust:
Series 2022-A2, Class A, 3.49%, 5/15/2027	600,000	588,129
Series 2023-A1, Class A, 4.42%, 5/15/2028	477,000	471,305
Chase Issuance Trust:
Series 2022-A1, Class A, 3.97%, 9/15/2027	181,000	177,909
Series 2024-A1, Class A, 4.60%, 1/16/2029	438,000	435,490
Series 2023-A1, Class A, 5.16%, 9/15/2028	500,000	502,753
Citibank Credit Card Issuance Trust:
Series 2023-A1, Class A1, 5.23%, 12/8/2027	112,000	112,079
Series 2007-A3, Class A3, 6.15%, 6/15/2039	250,000	267,408
Discover Card Execution Note Trust:
Series 2021-A2, Class A2, 1.03%, 9/15/2028	544,000	494,852
Series 2022-A2, Class A, 3.32%, 5/15/2027	250,000	244,577
Series 2022-A3, Class A3, 3.56%, 7/15/2027	1,000,000	978,718
Series 2023-A2, Class A, 4.93%, 6/15/2028	362,000	361,592
Series 2022-A4, Class A, 5.03%, 10/15/2027	286,000	285,342

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Synchrony Card Funding LLC:
Series 2022-A1, Class A, 3.37%, 4/15/2028	$210,000	$205,593
Series 2022-A2, Class A, 3.86%, 7/15/2028	500,000	490,460
Series 2023-A2, Class A, 5.74%, 10/15/2029	650,000	659,490
		10,633,635
OTHER ABS — 0.1%
CNH Equipment Trust:
Series 2024-A, Class A3, 4.77%, 6/15/2029	300,000	298,176
Series 2023-A, Class A3, 4.81%, 8/15/2028	750,000	745,153
John Deere Owner Trust:
Series 2022-A, Class A4, 2.49%, 1/16/2029	485,000	465,073
Series 2024-A, Class A3, 4.96%, 11/15/2028	91,000	90,955
Series 2023-B, Class A3, 5.18%, 3/15/2028	167,000	167,062
Verizon Master Trust:
Series 2021-1, Class B, 0.69%, 5/20/2027	800,000	794,463
Series 2023-4, Class A1A, 5.16%, 6/20/2029	410,000	410,207
		2,971,089
TOTAL ASSET-BACKED SECURITIES (Cost $30,610,144)		30,566,568
FOREIGN GOVERNMENT OBLIGATIONS — 2.6%
AUSTRIA — 0.0% (a)
Oesterreichische Kontrollbank AG:
0.38%, 09/17/2025	405,000	379,197
2.88%, 05/23/2025 (b)	300,000	292,659
3.63%, 09/09/2027	501,000	486,852
Series GMTN, 0.50%, 02/02/2026	544,000	503,276
		1,661,984
BRAZIL — 0.0% (a)
Vale Overseas Ltd. 6.13%, 6/12/2033	575,000	580,411
CANADA — 0.3%
Canada Government International Bonds:
0.75%, 05/19/2026	720,000	663,329
2.88%, 04/28/2025	999,000	976,537
3.75%, 04/26/2028	1,493,000	1,456,411
Export Development Canada:
3.00%, 05/25/2027	175,000	167,272
3.38%, 08/26/2025	480,000	469,928
4.13%, 02/13/2029	1,200,000	1,188,760
Security Description	Principal Amount	Value
4.38%, 06/29/2026	$2,000,000	$1,987,422
Province of Alberta:
1.00%, 05/20/2025	977,000	932,809
1.30%, 07/22/2030	257,000	212,207
3.30%, 03/15/2028	556,000	530,429
4.50%, 01/24/2034	430,000	425,298
Province of British Columbia:
0.90%, 07/20/2026	170,000	156,001
4.20%, 07/06/2033	215,000	208,665
4.80%, 11/15/2028	1,215,000	1,230,543
Series 3, 7.25%, 09/01/2036	90,000	110,157
Series 9, 2.25%, 06/02/2026	346,000	328,207
Province of Manitoba 4.30%, 7/27/2033	750,000	731,939
Province of New Brunswick 3.63%, 2/24/2028	116,000	111,391
Province of Ontario:
1.05%, 04/14/2026	585,000	542,819
1.05%, 05/21/2027	249,000	223,360
1.13%, 10/07/2030	3,154,000	2,556,423
1.60%, 02/25/2031	130,000	107,830
1.80%, 10/14/2031	665,000	550,916
2.00%, 10/02/2029	347,000	305,185
2.30%, 06/15/2026	320,000	303,609
2.50%, 04/27/2026	533,000	509,112
3.10%, 05/19/2027	315,000	301,133
4.20%, 01/18/2029	500,000	493,758
Province of Quebec:
0.60%, 07/23/2025	1,006,000	949,818
1.35%, 05/28/2030	442,000	367,714
2.50%, 04/20/2026	505,000	482,594
2.75%, 04/12/2027	280,000	265,367
3.63%, 04/13/2028	330,000	318,727
4.50%, 04/03/2029	1,800,000	1,800,541
4.50%, 09/08/2033	1,010,000	1,000,894
		22,967,105
CHILE — 0.1%
Chile Government International Bonds:
2.45%, 01/31/2031	450,000	384,873
2.55%, 01/27/2032	305,000	257,524
2.55%, 07/27/2033	510,000	414,494
2.75%, 01/31/2027	749,000	701,894
3.10%, 05/07/2041	735,000	543,895
3.10%, 01/22/2061	310,000	195,381
3.24%, 02/06/2028	581,000	544,204
3.25%, 09/21/2071	220,000	138,880
3.50%, 01/31/2034	487,000	426,685
3.50%, 01/25/2050	734,000	536,220
3.50%, 04/15/2053	200,000	144,861
3.86%, 06/21/2047	390,000	307,898
4.00%, 01/31/2052	695,000	549,323
4.34%, 03/07/2042	368,000	321,077

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.85%, 01/22/2029	$650,000	$645,826
4.95%, 01/05/2036	720,000	696,750
5.33%, 01/05/2054	285,000	274,322
		7,084,107
GERMANY — 0.1%
Kreditanstalt fuer Wiederaufbau:
Zero Coupon, 04/18/2036	275,000	161,084
0.38%, 07/18/2025	1,375,000	1,296,487
0.63%, 01/22/2026	1,400,000	1,300,866
1.75%, 09/14/2029 (b)	258,000	226,060
2.00%, 05/02/2025 (b)	1,094,000	1,058,861
2.88%, 04/03/2028	307,000	289,731
3.13%, 06/10/2025	1,816,000	1,776,611
Landwirtschaftliche Rentenbank:
0.88%, 03/30/2026	427,000	395,961
2.38%, 06/10/2025	585,000	567,020
Series 37, 2.50%, 11/15/2027 (b)	287,000	268,041
Series 40, 0.50%, 05/27/2025	343,000	325,600
		7,666,322
HONG KONG — 0.0% (a)
Hong Kong Government International Bonds Series GMTN, 1.75%, 11/24/2031	200,000	166,697
HUNGARY — 0.0% (a)
Hungary Government International Bonds 7.63%, 3/29/2041	579,600	669,275
INDONESIA — 0.1%
Indonesia Government International Bonds:
1.85%, 03/12/2031	294,000	240,116
2.15%, 07/28/2031	450,000	372,020
2.85%, 02/14/2030	511,000	455,673
3.05%, 03/12/2051	624,000	441,228
3.20%, 09/23/2061	234,000	155,299
3.35%, 03/12/2071	280,000	186,395
3.40%, 09/18/2029	245,000	226,801
3.50%, 02/14/2050	339,000	253,214
3.55%, 03/31/2032	400,000	361,658
3.70%, 10/30/2049	305,000	237,352
3.85%, 10/15/2030	100,000	93,564
4.10%, 04/24/2028	415,000	401,791
4.15%, 09/20/2027	619,000	602,198
4.20%, 10/15/2050	250,000	210,746
4.35%, 01/11/2048	415,000	362,745
4.45%, 04/15/2070	395,000	332,574
4.55%, 01/11/2028	330,000	325,189
4.65%, 09/20/2032	340,000	331,116
4.70%, 02/10/2034	230,000	224,348
Security Description	Principal Amount	Value
4.75%, 02/11/2029	$175,000	$173,783
4.85%, 01/11/2033	600,000	594,582
5.10%, 02/10/2054	205,000	198,376
5.35%, 02/11/2049	417,000	419,610
5.45%, 09/20/2052	60,500	61,037
		7,261,415
ISRAEL — 0.1%
Israel Government International Bonds:
2.75%, 07/03/2030	901,000	775,393
2.88%, 03/16/2026	390,000	370,558
3.88%, 07/03/2050	1,028,000	758,613
4.13%, 01/17/2048	320,000	248,827
4.50%, 01/17/2033	335,000	311,607
4.50%, 01/30/2043	212,000	182,108
4.50%, 04/03/2120	222,000	165,519
5.38%, 03/12/2029	480,000	481,145
5.50%, 03/12/2034	375,000	370,593
5.75%, 03/12/2054	350,000	335,817
State of Israel:
2.50%, 01/15/2030	325,000	278,956
3.38%, 01/15/2050	460,000	308,813
		4,587,949
ITALY — 0.0% (a)
Republic of Italy Government International Bonds:
1.25%, 02/17/2026	816,000	756,577
2.88%, 10/17/2029	700,000	619,400
3.88%, 05/06/2051	857,000	615,519
4.00%, 10/17/2049	570,000	421,241
5.38%, 06/15/2033	150,000	148,293
		2,561,030
JAPAN — 0.1%
Japan Bank for International Cooperation:
0.63%, 07/15/2025	691,000	651,947
1.25%, 01/21/2031	355,000	286,660
1.63%, 01/20/2027	200,000	183,612
1.88%, 07/21/2026	321,000	300,201
1.88%, 04/15/2031	759,000	636,087
2.00%, 10/17/2029	340,000	296,946
2.13%, 02/16/2029	350,000	312,185
2.25%, 11/04/2026	817,000	766,583
2.38%, 04/20/2026	160,000	152,048
2.50%, 05/28/2025	640,000	620,189
2.75%, 01/21/2026	535,000	514,407
2.75%, 11/16/2027	520,000	486,112
2.88%, 04/14/2025	542,000	528,802
2.88%, 06/01/2027	1,032,000	976,272
2.88%, 07/21/2027	572,000	539,727
3.25%, 07/20/2028	345,000	326,612
3.88%, 09/16/2025	358,000	351,625
4.25%, 01/26/2026	420,000	414,661

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.38%, 01/24/2031	$330,000	$326,791
4.63%, 07/19/2028	550,000	549,984
Japan International Cooperation Agency:
1.00%, 07/22/2030	200,000	160,289
2.13%, 10/20/2026	200,000	186,967
2.75%, 04/27/2027	499,000	469,933
3.25%, 05/25/2027	215,000	205,017
3.38%, 06/12/2028	366,000	346,502
		10,590,159
MEXICO — 0.2%
Mexico Government International Bonds:
2.66%, 05/24/2031	1,321,000	1,102,911
3.25%, 04/16/2030	846,000	753,451
3.50%, 02/12/2034	1,195,000	995,080
3.75%, 01/11/2028	937,000	890,473
3.77%, 05/24/2061	870,000	566,020
4.13%, 01/21/2026	633,100	620,873
4.15%, 03/28/2027	833,000	812,330
4.28%, 08/14/2041	776,000	627,256
4.35%, 01/15/2047	495,000	386,357
4.40%, 02/12/2052	645,000	493,802
4.50%, 04/22/2029	926,000	894,971
4.50%, 01/31/2050	1,231,000	972,753
4.60%, 01/23/2046	1,400,000	1,130,337
4.60%, 02/10/2048	383,600	307,887
4.75%, 04/27/2032	254,000	240,825
5.00%, 05/07/2029	500,000	493,528
5.00%, 04/27/2051	885,000	744,883
5.40%, 02/09/2028	365,000	367,331
5.55%, 01/21/2045	175,000	163,077
6.00%, 05/07/2036	250,000	250,999
6.34%, 05/04/2053	880,000	869,750
6.35%, 02/09/2035	725,000	748,684
6.40%, 05/07/2054	575,000	573,948
Series A, 6.05%, 01/11/2040	562,000	556,517
Series GMTN, 5.75%, 10/12/2110	855,000	748,812
Series MTN, 4.75%, 03/08/2044	1,718,000	1,434,667
Series MTN, 6.75%, 09/27/2034	300,000	319,884
		18,067,406
PANAMA — 0.1%
Panama Government International Bonds:
2.25%, 09/29/2032	668,000	478,986
3.16%, 01/23/2030	682,000	566,022
3.87%, 07/23/2060	757,000	435,154
3.88%, 03/17/2028	512,000	466,548
4.30%, 04/29/2053	490,000	315,319
4.50%, 04/16/2050	245,000	164,537
Security Description	Principal Amount	Value
4.50%, 04/01/2056	$668,000	$432,702
4.50%, 01/19/2063	331,000	211,219
6.40%, 02/14/2035	410,000	389,135
6.70%, 01/26/2036	440,000	430,209
6.85%, 03/28/2054	400,000	362,110
6.88%, 01/31/2036	400,000	389,737
7.13%, 01/29/2026	436,000	444,418
7.50%, 03/01/2031	200,000	206,974
7.88%, 03/01/2057	200,000	201,793
8.00%, 03/01/2038	280,000	293,031
8.88%, 09/30/2027	670,000	723,314
9.38%, 04/01/2029	284,000	317,343
		6,828,551
PERU — 0.1%
Peru Government International Bonds:
1.86%, 12/01/2032	335,000	255,380
2.39%, 01/23/2026	544,000	514,870
2.78%, 01/23/2031	1,549,000	1,329,721
2.78%, 12/01/2060	460,000	265,095
2.84%, 06/20/2030	157,700	138,351
3.00%, 01/15/2034	382,000	312,601
3.23%, 07/28/2121	395,000	227,428
3.55%, 03/10/2051	350,000	253,634
3.60%, 01/15/2072	230,000	152,478
4.13%, 08/25/2027	260,000	251,670
5.63%, 11/18/2050	507,800	506,462
6.55%, 03/14/2037	413,000	448,236
7.35%, 07/21/2025	857,000	877,521
		5,533,447
PHILIPPINES — 0.1%
Philippines Government International Bonds:
1.65%, 06/10/2031	438,000	349,967
1.95%, 01/06/2032	360,000	289,684
2.46%, 05/05/2030	258,000	223,624
2.65%, 12/10/2045	395,000	260,849
2.95%, 05/05/2045	348,000	244,123
3.00%, 02/01/2028	501,000	466,705
3.20%, 07/06/2046	645,000	462,573
3.56%, 09/29/2032	225,000	202,108
3.70%, 03/01/2041	150,000	123,700
3.70%, 02/02/2042	745,000	610,157
3.75%, 01/14/2029	597,000	566,694
3.95%, 01/20/2040	371,000	318,972
4.63%, 07/17/2028	225,000	222,872
5.00%, 07/17/2033	565,000	566,131
5.00%, 01/13/2037	382,000	377,719
5.50%, 03/30/2026	383,000	387,365
5.50%, 01/17/2048	275,000	280,163
5.95%, 10/13/2047	420,000	448,448
6.38%, 10/23/2034	626,000	690,692
7.75%, 01/14/2031	510,000	590,222

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
9.50%, 02/02/2030	$831,000	$1,020,649
		8,703,417
POLAND — 0.1%
Republic of Poland Government International Bonds:
3.25%, 04/06/2026	537,000	520,929
4.63%, 03/18/2029	750,000	743,884
4.88%, 10/04/2033	770,000	758,135
5.13%, 09/18/2034	750,000	748,329
5.50%, 11/16/2027	395,000	403,164
5.50%, 04/04/2053	489,000	487,339
5.50%, 03/18/2054	455,000	451,730
5.75%, 11/16/2032	902,000	944,008
		5,057,518
SOUTH KOREA — 0.1%
Export-Import Bank of Korea:
0.63%, 02/09/2026	260,000	240,211
0.75%, 09/21/2025	500,000	469,226
1.25%, 09/21/2030	125,000	100,497
1.38%, 02/09/2031	380,000	304,475
1.63%, 01/18/2027	330,000	302,367
2.13%, 01/18/2032	150,000	124,000
2.38%, 04/21/2027	295,000	274,432
2.50%, 06/29/2041	92,000	65,776
2.63%, 05/26/2026	600,000	571,554
4.25%, 09/15/2027	301,000	295,216
4.50%, 01/11/2029	395,000	392,418
5.00%, 01/11/2028	1,223,000	1,235,686
5.13%, 01/11/2033	200,000	203,681
5.13%, 09/18/2033	345,000	351,772
Korea Development Bank:
0.80%, 04/27/2026	110,000	101,114
0.80%, 07/19/2026	410,000	373,357
1.00%, 09/09/2026	750,000	682,197
1.38%, 04/25/2027	350,000	315,600
1.63%, 01/19/2031	335,000	273,475
2.00%, 10/25/2031	100,000	82,189
2.25%, 02/24/2027	350,000	325,543
4.38%, 02/15/2033	280,000	270,090
4.50%, 02/15/2029	250,000	248,301
4.63%, 02/15/2027	217,000	215,895
5.63%, 10/23/2033	370,000	391,368
Korea International Bonds:
1.00%, 09/16/2030	525,000	423,237
2.75%, 01/19/2027	516,000	489,639
4.13%, 06/10/2044	280,000	252,799
5.63%, 11/03/2025	200,000	201,798
		9,577,913
SUPRANATIONAL — 1.0%
African Development Bank:
0.88%, 03/23/2026	770,000	714,360
0.88%, 07/22/2026	845,000	775,617
Security Description	Principal Amount	Value
3.38%, 07/07/2025	$508,000	$497,972
4.38%, 03/14/2028	620,000	618,072
Asian Development Bank:
0.63%, 04/29/2025	1,205,000	1,149,437
4.25%, 01/09/2026	1,270,000	1,258,773
5.82%, 06/16/2028	1,266,000	1,328,870
Series GMTN, 0.38%, 09/03/2025	1,149,000	1,077,934
Series GMTN, 0.50%, 02/04/2026	1,365,000	1,263,526
Series GMTN, 0.75%, 10/08/2030	375,000	299,040
Series GMTN, 1.00%, 04/14/2026	2,065,000	1,917,889
Series GMTN, 1.50%, 01/20/2027	1,086,000	1,000,358
Series GMTN, 1.50%, 03/04/2031	235,000	195,525
Series GMTN, 1.75%, 09/19/2029	413,000	361,197
Series GMTN, 1.88%, 01/24/2030	247,000	215,488
Series GMTN, 2.00%, 04/24/2026	210,000	198,958
Series GMTN, 2.50%, 11/02/2027	513,000	479,999
Series GMTN, 2.63%, 01/12/2027	300,000	285,222
Series GMTN, 2.75%, 01/19/2028	355,000	334,073
Series GMTN, 3.13%, 08/20/2027	1,158,000	1,109,028
Series GMTN, 3.13%, 09/26/2028	350,000	332,689
Series GMTN, 3.88%, 09/28/2032	175,000	169,064
Series GMTN, 3.88%, 06/14/2033	510,000	491,288
Series GMTN, 4.00%, 01/12/2033	455,000	443,020
Asian Infrastructure Investment Bank:
0.50%, 05/28/2025	612,000	580,568
0.50%, 01/27/2026	586,000	542,560
3.75%, 09/14/2027	350,000	341,355
4.00%, 01/18/2028 (b)	2,070,000	2,034,210
4.88%, 09/14/2026 (b)	1,000,000	1,005,320
Corp. Andina de Fomento 1.63%, 9/23/2025	329,000	311,319
Council of Europe Development Bank:
3.00%, 06/16/2025	411,000	400,972
3.63%, 01/26/2028 (b)	150,000	145,603
3.75%, 05/25/2026	320,000	313,875

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
European Bank for Reconstruction & Development:
0.50%, 05/19/2025 (b)	$990,000	$940,559
Series GMTN, 0.50%, 01/28/2026	543,000	502,975
Series GMTN, 4.38%, 03/09/2028	1,250,000	1,247,212
European Investment Bank:
0.38%, 12/15/2025	985,000	914,474
0.38%, 03/26/2026	1,212,000	1,114,070
0.63%, 07/25/2025	615,000	581,655
0.63%, 10/21/2027	125,000	109,436
0.75%, 10/26/2026	1,035,000	940,846
0.75%, 09/23/2030	195,000	156,435
0.88%, 05/17/2030	335,000	273,340
1.25%, 02/14/2031 (b)	841,000	691,319
1.63%, 10/09/2029 (b)	252,000	219,084
1.63%, 05/13/2031	285,000	239,249
1.75%, 03/15/2029	300,000	265,875
2.13%, 04/13/2026 (b)	450,000	427,851
2.38%, 05/24/2027	169,000	158,821
3.25%, 11/15/2027	1,495,000	1,436,082
3.75%, 02/14/2033 (b)	2,975,000	2,853,709
3.88%, 03/15/2028	607,000	595,431
Series GMTN, 1.38%, 03/15/2027 (b)	1,335,000	1,221,205
Inter-American Development Bank:
0.63%, 07/15/2025	422,000	399,250
0.63%, 09/16/2027	385,000	337,976
0.88%, 04/03/2025	1,610,000	1,543,861
1.13%, 07/20/2028	1,617,000	1,413,678
1.50%, 01/13/2027	550,000	506,902
2.00%, 07/23/2026	114,000	107,486
2.38%, 07/07/2027	968,000	906,106
3.50%, 09/14/2029	1,024,000	982,180
4.00%, 01/12/2028	764,000	752,135
Series GMTN, 0.88%, 04/20/2026	1,335,000	1,236,410
Series GMTN, 1.13%, 01/13/2031	195,000	158,525
Series GMTN, 3.50%, 04/12/2033	2,517,000	2,354,553
Series GMTN, 3.88%, 10/28/2041	700,000	627,781
Inter-American Investment Corp. 4.75%, 9/19/2028	950,000	959,044
International Bank for Reconstruction & Development:
0.38%, 07/28/2025	1,484,000	1,397,839
0.50%, 10/28/2025	1,560,000	1,457,914
0.63%, 04/22/2025	2,212,000	2,111,973
0.65%, 02/10/2026	323,000	297,070
Security Description	Principal Amount	Value
0.75%, 11/24/2027	$1,407,000	$1,233,728
0.75%, 08/26/2030	763,000	611,262
0.88%, 05/14/2030	751,000	611,990
1.13%, 09/13/2028	2,844,000	2,476,271
1.25%, 02/10/2031	705,000	576,767
1.38%, 04/20/2028	1,210,000	1,075,158
1.63%, 11/03/2031	1,509,000	1,247,566
1.75%, 10/23/2029	636,000	554,713
1.88%, 10/27/2026	199,000	186,147
2.50%, 07/29/2025	3,428,000	3,320,978
2.50%, 03/29/2032	780,000	684,902
3.13%, 11/20/2025 (b)	332,000	323,136
3.13%, 06/15/2027	1,735,000	1,666,103
3.63%, 09/21/2029	450,000	434,448
3.88%, 02/14/2030	900,000	877,860
4.63%, 08/01/2028	1,550,000	1,566,724
International Finance Corp.:
Series GMTN, 0.38%, 07/16/2025	833,000	785,661
Series GMTN, 0.75%, 10/08/2026	1,522,000	1,385,766
Series GMTN, 2.13%, 04/07/2026 (b)	190,000	180,732
Series GMTN, 3.63%, 09/15/2025	293,000	287,723
Nordic Investment Bank:
4.38%, 03/14/2028	975,000	971,968
Series GMTN, 0.50%, 01/21/2026	500,000	463,425
		76,156,520
SWEDEN — 0.0% (a)
Svensk Exportkredit AB:
4.13%, 06/14/2028	940,000	924,896
Series GMTN, 0.63%, 05/14/2025	365,000	346,952
Series GMTN, 2.25%, 03/22/2027	250,000	233,356
Series GMTN, 4.00%, 07/15/2025	605,000	596,520
Series GMTN, 4.25%, 02/01/2029	200,000	198,471
Series GMTN, 4.38%, 02/13/2026	225,000	222,955
Series GMTN, 4.63%, 11/28/2025	370,000	367,786
Series GMTN, 4.88%, 09/14/2026	925,000	928,273
		3,819,209
UNITED STATES — 0.0% (a)
Inter-American Development Bank 2.25%, 6/18/2029	330,000	298,069
Israel Government AID Bonds 5.50%, 9/18/2033	770,000	828,167
		1,126,236

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
URUGUAY — 0.1%
Uruguay Government International Bonds:
4.13%, 11/20/2045	$133,000	$117,496
4.38%, 10/27/2027	1,056,000	1,046,608
4.38%, 01/23/2031	720,000	704,464
4.98%, 04/20/2055	891,000	835,745
5.10%, 06/18/2050	1,325,000	1,281,357
7.63%, 03/21/2036	303,000	366,263
		4,351,933
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $220,112,846)		205,018,604
U.S. GOVERNMENT AGENCY OBLIGATIONS — 27.1%
Federal Farm Credit Banks Funding Corp.:
0.53%, 9/29/2025	500,000	468,982
2.02%, 4/1/2031	739,000	620,382
4.05%, 7/1/2026	125,000	123,498
4.25%, 9/30/2025	175,000	173,382
4.38%, 6/23/2026	7,850,000	7,810,705
4.50%, 8/14/2026	1,000,000	998,819
4.75%, 3/9/2026	125,000	125,072
5.13%, 10/10/2025	2,000,000	2,010,703
5.13%, 10/20/2025	2,600,000	2,609,092
Federal Home Loan Banks:
0.50%, 4/14/2025	3,800,000	3,624,958
1.00%, 3/23/2026	448,500	417,117
1.10%, 8/20/2026	405,000	370,779
1.25%, 12/21/2026	730,000	669,745
3.25%, 11/16/2028	2,870,000	2,749,610
4.00%, 6/30/2028	3,510,000	3,472,861
4.13%, 8/28/2025	75,000	73,939
4.63%, 6/6/2025 (b)	2,190,000	2,182,337
4.63%, 11/17/2026	410,000	411,400
Federal Home Loan Mortgage Corp.:
0.38%, 7/21/2025	885,000	835,442
0.38%, 9/23/2025	3,840,000	3,597,395
0.60%, 10/15/2025	125,000	117,008
0.80%, 10/28/2026	348,000	316,933
1.50%, 2/1/2037	8,093,305	7,010,670
1.50%, 4/1/2037	4,875,998	4,218,596
1.50%, 5/1/2041	3,984,981	3,250,669
1.50%, 2/1/2051	5,692,395	4,302,218
1.50%, 10/1/2051	5,800,448	4,375,926
1.50%, 11/1/2051	5,256,133	3,964,718
2.00%, 7/1/2035	3,029,308	2,698,422
2.00%, 2/1/2036	2,924,630	2,602,496
2.00%, 6/1/2036	10,400,141	9,256,552
2.00%, 1/1/2037	7,950,484	7,046,452
2.00%, 2/1/2037	3,627,588	3,220,984
Security Description	Principal Amount	Value
2.00%, 4/1/2037	$2,522,379	$2,232,727
2.00%, 3/1/2042	1,558,655	1,306,731
2.00%, 6/1/2050	205,704	165,441
2.00%, 8/1/2050	20,614,899	16,635,567
2.00%, 10/1/2050	9,089,939	7,252,736
2.00%, 11/1/2050	13,002,616	10,370,570
2.00%, 12/1/2050	7,802,295	6,213,577
2.00%, 1/1/2051	19,747,098	15,737,544
2.00%, 2/1/2051	30,509,544	24,305,254
2.00%, 4/1/2051	6,093,660	4,824,982
2.00%, 9/1/2051	18,787,111	14,913,888
2.00%, 11/1/2051	22,697,886	18,004,309
2.00%, 12/1/2051	2,727,887	2,202,705
2.00%, 2/1/2052	17,578,236	13,926,953
2.00%, 3/1/2052	7,022,881	5,559,409
2.00%, 5/1/2052	3,823,019	3,082,256
2.00%, 8/1/2052	8,417,533	6,663,434
2.50%, 9/1/2028	48,304	46,194
2.50%, 10/1/2029	129,241	123,077
2.50%, 1/1/2031	182,731	172,208
2.50%, 5/1/2031	548,040	517,357
2.50%, 6/1/2031	214,622	202,526
2.50%, 11/1/2032	485,175	452,123
2.50%, 12/1/2032	398,461	371,125
2.50%, 2/1/2033	722,918	672,601
2.50%, 3/1/2033	1,301,639	1,209,778
2.50%, 8/1/2035	2,262,679	2,069,166
2.50%, 9/1/2035	1,552,139	1,419,394
2.50%, 1/1/2037	3,197,400	2,910,150
2.50%, 4/1/2037	751,157	683,674
2.50%, 9/1/2046	591,438	504,496
2.50%, 8/1/2050	12,642,553	10,544,761
2.50%, 10/1/2050	7,419,084	6,183,424
2.50%, 11/1/2050	5,761,824	4,800,395
2.50%, 1/1/2051	12,688,191	10,582,826
2.50%, 5/1/2051	252,522	212,031
2.50%, 6/1/2051	15,839,531	13,095,117
2.50%, 9/1/2051	15,737,464	13,061,069
2.50%, 10/1/2051	13,195,336	10,947,512
2.50%, 11/1/2051	15,958,776	13,233,868
2.50%, 12/1/2051	13,538,589	11,222,720
2.50%, 1/1/2052	9,894,880	8,296,013
2.50%, 3/1/2052	7,861,605	6,506,733
2.50%, 4/1/2052	25,977,036	21,717,137
3.00%, 11/1/2027	367,471	357,072
3.00%, 2/1/2029	105,867	102,137
3.00%, 7/1/2029	89,352	85,936
3.00%, 9/1/2029	136,879	131,516
3.00%, 4/1/2030	140,078	134,202
3.00%, 12/1/2030	387,411	370,026
3.00%, 2/1/2031	820,697	784,741
3.00%, 5/1/2031	295,673	282,818
3.00%, 9/1/2032	796,779	754,852
3.00%, 4/1/2033	2,307,667	2,218,145
3.00%, 5/1/2033	1,532,656	1,449,275

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 7/1/2035	$171,946	$160,030
3.00%, 4/1/2036	329,307	305,612
3.00%, 8/1/2036	582,599	545,119
3.00%, 5/1/2037	2,358,516	2,211,943
3.00%, 3/1/2043	386,934	346,824
3.00%, 4/1/2043	624,334	559,615
3.00%, 7/1/2043	233,501	209,296
3.00%, 8/1/2043	106,102	95,104
3.00%, 9/1/2043	155,090	139,014
3.00%, 10/1/2043	117,867	105,649
3.00%, 6/1/2045	365,954	323,488
3.00%, 8/1/2045	1,169,400	1,042,123
3.00%, 4/1/2046	532,685	470,662
3.00%, 9/1/2046	395,886	349,791
3.00%, 10/1/2046	2,177,363	1,923,844
3.00%, 11/1/2046	440,027	388,792
3.00%, 12/1/2046	1,333,820	1,178,515
3.00%, 2/1/2047	1,276,046	1,127,471
3.00%, 7/1/2047	2,830,278	2,497,425
3.00%, 12/1/2047	2,348,581	2,072,725
3.00%, 1/1/2048	644,853	569,111
3.00%, 2/1/2048	1,325,572	1,169,875
3.00%, 3/1/2048	66,897	59,040
3.00%, 11/1/2048	1,435,092	1,266,318
3.00%, 10/1/2049	1,523,038	1,328,289
3.00%, 12/1/2049	1,154,852	1,007,183
3.00%, 1/1/2050	3,259,271	2,842,513
3.00%, 2/1/2050	3,555,389	3,100,767
3.00%, 4/1/2050	5,912,056	5,150,389
3.00%, 5/1/2050	137,487	120,790
3.00%, 6/1/2051	4,286,682	3,713,748
3.00%, 3/1/2052	10,642,731	9,165,450
3.00%, 4/1/2052	6,052,009	5,239,925
3.00%, 8/1/2052	1,404,636	1,209,663
3.50%, 5/1/2026	127,748	124,735
3.50%, 1/1/2029	30,598	29,792
3.50%, 11/1/2029	109,002	105,666
3.50%, 2/1/2030	81,579	79,080
3.50%, 3/1/2032	120,256	115,559
3.50%, 6/1/2033	254,868	244,907
3.50%, 1/1/2034	599,563	575,492
3.50%, 10/1/2037	3,273,396	3,107,106
3.50%, 3/1/2038	621,787	587,668
3.50%, 7/1/2038	1,714,845	1,627,730
3.50%, 10/1/2041	72,237	66,761
3.50%, 11/1/2041	1,725	1,602
3.50%, 12/1/2041	175,857	162,725
3.50%, 4/1/2043	140,420	129,629
3.50%, 5/1/2043	241,839	223,372
3.50%, 8/1/2043	425,130	392,926
3.50%, 6/1/2044	81,675	75,075
3.50%, 8/1/2044	167,638	154,090
3.50%, 10/1/2044	95,764	88,025
3.50%, 11/1/2044	151,156	138,940
3.50%, 12/1/2044	125,099	114,958
Security Description	Principal Amount	Value
3.50%, 1/1/2045	$160,106	$147,167
3.50%, 2/1/2045	220,886	203,035
3.50%, 7/1/2045	2,886,148	2,665,383
3.50%, 10/1/2045	199,497	182,799
3.50%, 12/1/2045	390,070	358,275
3.50%, 3/1/2046	422,919	386,551
3.50%, 5/1/2046	187,262	171,158
3.50%, 8/1/2046	1,120,526	1,026,735
3.50%, 9/1/2046	2,403,856	2,197,139
3.50%, 12/1/2046	312,484	285,612
3.50%, 4/1/2047	35,123	32,026
3.50%, 9/1/2047	1,626,453	1,483,021
3.50%, 10/1/2047	230,006	209,723
3.50%, 11/1/2047	124,588	113,601
3.50%, 12/1/2047	337,741	307,956
3.50%, 1/1/2048	607,799	554,198
3.50%, 2/1/2048	1,598,040	1,457,114
3.50%, 7/1/2048	319,844	291,440
3.50%, 11/1/2048	876,691	798,836
3.50%, 6/1/2049	1,109,106	1,004,382
3.50%, 7/1/2049	673,514	609,920
3.50%, 9/1/2049	5,119,772	4,687,178
3.50%, 3/1/2050	2,749,862	2,490,214
3.50%, 5/1/2051	4,229,104	3,829,784
3.50%, 9/1/2052	10,623,521	9,514,034
3.56%, 6/27/2025	120,000	117,748
4.00%, 4/1/2024	89	89
4.00%, 5/1/2025	2,614	2,582
4.00%, 6/1/2025	6,609	6,520
4.00%, 8/1/2025	1,215	1,198
4.00%, 9/1/2025	1,662	1,637
4.00%, 6/1/2026	24,169	23,756
4.00%, 7/1/2029	523,102	513,799
4.00%, 8/1/2039	59,290	56,697
4.00%, 10/1/2040	71,128	67,997
4.00%, 12/1/2040	155,428	148,584
4.00%, 8/1/2041	10,181	9,721
4.00%, 12/1/2041	220,269	210,315
4.00%, 4/1/2042	141,053	134,680
4.00%, 6/1/2042	335,444	320,197
4.00%, 12/1/2043	72,949	69,225
4.00%, 5/1/2044	161,037	152,653
4.00%, 7/1/2044	237,952	225,532
4.00%, 12/1/2044	87,696	83,119
4.00%, 4/1/2045	171,227	162,137
4.00%, 5/1/2045	961,620	918,169
4.00%, 10/1/2045	261,708	247,815
4.00%, 11/1/2045	1,270,625	1,201,637
4.00%, 1/1/2046	192,256	182,050
4.00%, 3/1/2046	141,124	133,758
4.00%, 1/1/2047	3,091,768	2,918,903
4.00%, 9/1/2047	127,514	120,236
4.00%, 11/1/2047	766,578	722,823
4.00%, 12/1/2047	306,693	289,187
4.00%, 1/1/2048	448,737	423,124

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 4/1/2048	$700,849	$659,672
4.00%, 5/1/2048	1,057,663	995,524
4.00%, 7/1/2048	726,183	683,519
4.00%, 10/1/2048	1,265,385	1,191,042
4.00%, 12/1/2048	616,714	580,481
4.00%, 9/1/2049	645,738	606,318
4.00%, 6/1/2050	880,074	824,527
4.00%, 2/1/2051	1,434,148	1,346,599
4.00%, 10/1/2052	1,764,650	1,634,131
4.00%, 1/1/2053	3,672,281	3,400,091
4.05%, 8/28/2025	544,000	537,446
4.50%, 2/1/2039	1,007	990
4.50%, 6/1/2039	63,111	62,001
4.50%, 9/1/2039	50,121	49,240
4.50%, 12/1/2039	31,867	31,307
4.50%, 2/1/2040	18,737	18,392
4.50%, 3/1/2040	15,156	14,877
4.50%, 6/1/2040	477	468
4.50%, 12/1/2040	181,963	178,611
4.50%, 4/1/2041	3,099	3,038
4.50%, 7/1/2041	106,911	104,825
4.50%, 8/1/2041	8,534	8,368
4.50%, 9/1/2041	36,545	35,832
4.50%, 10/1/2041	301,455	295,903
4.50%, 10/1/2043	4,192	4,101
4.50%, 8/1/2044	5,344	5,224
4.50%, 9/1/2044	141,856	138,676
4.50%, 4/1/2047	42,466	41,230
4.50%, 10/1/2047	41,611	40,400
4.50%, 12/1/2047	126,434	122,755
4.50%, 1/1/2048	406,274	394,453
4.50%, 5/1/2048	506,164	489,108
4.50%, 6/1/2048	169,144	163,442
4.50%, 7/1/2048	441,172	426,843
4.50%, 12/1/2048	282,406	273,234
4.50%, 3/1/2049	400,961	387,939
4.50%, 7/1/2049	2,742,429	2,648,646
4.50%, 6/1/2052	2,442,787	2,329,733
4.50%, 10/1/2052	1,462,259	1,393,376
4.50%, 12/1/2052	6,148,326	5,907,500
4.50%, 1/1/2053	980,158	933,437
4.50%, 5/1/2053	9,189,248	8,745,667
5.00%, 10/1/2033	4,253	4,262
5.00%, 11/1/2035	6,017	6,030
5.00%, 4/1/2036	14,229	14,261
5.00%, 12/1/2036	1,230	1,233
5.00%, 2/1/2038	101,486	101,933
5.00%, 3/1/2038	59,939	60,218
5.00%, 6/1/2038	17,329	17,399
5.00%, 11/1/2038	143,363	144,019
5.00%, 1/1/2039	21,591	21,679
5.00%, 2/1/2039	47,220	47,412
5.00%, 3/1/2039	145,449	145,915
5.00%, 10/1/2039	13,366	13,420
5.00%, 2/1/2040	33,545	33,669
Security Description	Principal Amount	Value
5.00%, 7/1/2048	$546,152	$542,615
5.00%, 9/1/2048	123,191	122,306
5.00%, 11/1/2048	496,110	491,925
5.00%, 3/1/2049	217,906	216,495
5.00%, 3/1/2050	610,337	605,491
5.00%, 9/1/2052	4,424,731	4,323,981
5.00%, 10/1/2052	2,285,302	2,245,664
5.00%, 12/1/2052	3,961,718	3,902,216
5.00%, 2/1/2053	14,372,014	14,016,908
5.00%, 7/1/2053	17,117,244	16,693,624
5.50%, 11/1/2026	7,961	7,918
5.50%, 6/1/2027	2,653	2,650
5.50%, 4/1/2028	3,944	3,951
5.50%, 7/1/2028	7,010	7,030
5.50%, 7/1/2033	541	551
5.50%, 1/1/2037	39,864	40,763
5.50%, 9/1/2037	279	285
5.50%, 11/1/2037	2,529	2,588
5.50%, 1/1/2038	26,437	27,055
5.50%, 4/1/2038	88,372	90,573
5.50%, 7/1/2038	108,885	111,597
5.50%, 10/1/2038	2,233	2,289
5.50%, 12/1/2052	1,227,694	1,237,097
5.50%, 2/1/2053	3,151,143	3,136,759
5.50%, 7/1/2053	12,739,261	12,666,882
6.00%, 2/1/2028	79	79
6.00%, 11/1/2029	532	537
6.00%, 8/1/2031	2,323	2,387
6.00%, 10/1/2032	2,425	2,513
6.00%, 11/1/2032	2,262	2,345
6.00%, 12/1/2032	1,174	1,217
6.00%, 1/1/2033	2,938	3,043
6.00%, 2/1/2033	2,027	2,088
6.00%, 3/1/2033	2,484	2,574
6.00%, 6/1/2033	3,137	3,251
6.00%, 3/1/2036	4,155	4,344
6.00%, 8/1/2036	22,333	23,350
6.00%, 1/1/2037	2,463	2,575
6.00%, 12/1/2037	2,013	2,105
6.00%, 10/1/2038	1,617	1,691
6.00%, 3/1/2040	1,358	1,420
6.00%, 5/1/2040	220,543	230,618
6.00%, 6/1/2053	1,907,007	1,935,784
6.00%, 9/1/2053	3,956,218	4,042,399
6.00%, 11/1/2053	13,637,156	13,755,661
6.00%, 12/1/2053	3,719,148	3,751,467
6.25%, 7/15/2032 (b)	2,578,000	2,931,187
6.50%, 12/1/2030	426	440
6.50%, 8/1/2031	1,850	1,918
6.50%, 12/1/2031	1,419	1,470
6.50%, 7/1/2032	437	455
6.50%, 11/1/2037	18,592	19,729
6.50%, 2/1/2038	4,455	4,725
6.50%, 9/1/2038	57,513	61,032
6.50%, 9/1/2039	28,908	30,606

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
6.50%, 2/1/2053	$1,677,761	$1,712,470
6.50%, 10/1/2053	6,143,970	6,270,969
6.50%, 11/1/2053	1,250,018	1,275,857
6.50%, 12/1/2053	9,046,428	9,388,139
6.75%, 3/15/2031	1,701,000	1,947,931
7.00%, 7/1/2029	14,280	14,829
7.00%, 1/1/2030	224	232
7.00%, 4/1/2030	53	55
7.00%, 2/1/2031	278	291
7.00%, 9/1/2031	3,780	3,955
7.00%, 1/1/2054	4,672,390	4,811,137
7.50%, 3/1/2028	3,064	3,123
Series MTN, Zero Coupon, 12/14/2029	200,000	155,228
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates:
Series K049, Class A2, 3.01%, 7/25/2025	350,000	340,876
Series K053, Class A2, 3.00%, 12/25/2025	350,000	338,854
Series K055, Class A2, 2.67%, 3/25/2026	1,000,000	959,274
Series K064, Class A2, 3.22%, 3/25/2027	800,000	767,886
Series K067, Class AM, 3.28%, 8/25/2027	500,000	476,960
Series K069, Class A2, 3.19%, 9/25/2027 (c)	1,500,000	1,429,727
Series K070, Class A2, 3.30%, 11/25/2027 (c)	1,500,000	1,432,660
Series K072, Class A2, 3.44%, 12/25/2027	2,010,000	1,926,082
Series K079, Class A2, 3.93%, 6/25/2028	1,150,000	1,116,497
Series K083, Class A2, 4.05%, 9/25/2028 (c)	525,000	511,416
Series K085, Class A2, 4.06%, 10/25/2028 (c)	2,200,000	2,141,702
Series K086, Class A2, 3.86%, 11/25/2028 (c)	799,999	772,846
Series K087, Class A2, 3.77%, 12/25/2028	270,000	259,839
Series K089, Class A2, 3.56%, 1/25/2029	2,500,000	2,383,142
Series K092, Class A2, 3.30%, 4/25/2029	500,000	470,368
Series K093, Class A2, 2.98%, 5/25/2029	500,000	463,447
Series K094, Class A2, 2.90%, 6/25/2029	531,291	489,403
Series K101, Class A2, 2.52%, 10/25/2029	500,000	448,936
Series K108, Class A2, 1.52%, 3/25/2030	888,889	748,337
Series K109, Class A2, 1.56%, 4/25/2030	600,000	504,406
Security Description	Principal Amount	Value
Series K110, Class A2, 1.48%, 4/25/2030	$160,714	$134,616
Series K114, Class A2, 1.37%, 6/25/2030	250,000	206,070
Series K115, Class A2, 1.38%, 6/25/2030	500,000	412,796
Series K118, Class A2, 1.49%, 9/25/2030	2,350,000	1,941,294
Series K121, Class A2, 1.55%, 10/25/2030	340,000	280,781
Series K123, Class A2, 1.62%, 12/25/2030	233,333	193,171
Series K128, Class A2, 2.02%, 3/25/2031	650,000	550,452
Series K131, Class A2, 1.85%, 7/25/2031	1,000,000	829,715
Series K140, Class A2, 2.25%, 1/25/2032	1,500,000	1,262,983
Series K-151, Class A2, 3.80%, 10/25/2032 (c)	825,000	772,880
Series K-1520, Class A2, 2.44%, 2/25/2036	650,000	508,815
Series K1522, Class A2, 2.36%, 10/25/2036	500,000	380,019
Series K735, Class A2, 2.86%, 5/25/2026	487,880	469,051
Series K737, Class A2, 2.53%, 10/25/2026	1,250,000	1,184,354
Series K743, Class A2, 1.77%, 5/25/2028	500,000	446,017
Series K748, Class A2, 2.26%, 1/25/2029 (c)	1,500,000	1,348,417
Series K137, Class A2, VRN, 2.35%, 11/25/2031 (c)	220,000	187,233
Series K159, Class A3, VRN, 3.95%, 11/25/2033 (c)	1,616,667	1,522,058
Series K747, Class A2, VRN, 2.05%, 11/25/2028 (c)	433,333	387,076
Federal National Mortgage Association:
0.38%, 8/25/2025	2,284,000	2,146,014
0.50%, 6/17/2025	595,000	564,285
0.50%, 11/7/2025	602,000	562,752
0.63%, 4/22/2025	825,000	788,411
0.75%, 10/8/2027 (b)	2,443,000	2,154,453
0.88%, 12/18/2026	125,000	112,520
0.88%, 8/5/2030	4,305,000	3,489,960
1.50%, 7/1/2036	10,759,898	9,338,006
1.50%, 3/1/2037	14,256,073	12,334,010
1.50%, 4/1/2037	3,790,235	3,279,220
1.50%, 8/1/2037	4,815,276	4,174,488
1.50%, 11/1/2041	1,686,605	1,371,172
1.50%, 1/1/2042	3,496,665	2,852,831
1.50%, 11/1/2050	159,251	120,481

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
1.50%, 3/1/2051	$102,866	$77,682
1.50%, 7/1/2051	1,212,512	915,261
1.50%, 10/1/2051	12,388,948	9,346,369
1.50%, 11/1/2051	15,543,981	11,724,874
1.88%, 9/24/2026	641,000	601,004
2.00%, 9/1/2035	4,971,770	4,426,027
2.00%, 10/1/2035	168,271	150,165
2.00%, 11/1/2035	4,566,069	4,062,394
2.00%, 12/1/2035	3,037,600	2,700,887
2.00%, 1/1/2036	197,086	175,240
2.00%, 2/1/2036	5,027,234	4,468,616
2.00%, 4/1/2036	253,429	225,223
2.00%, 6/1/2036	10,140,512	9,008,350
2.00%, 12/1/2036	11,721,390	10,391,743
2.00%, 5/1/2037	3,032,739	2,684,480
2.00%, 8/1/2040	571,671	483,803
2.00%, 10/1/2040	1,284,815	1,086,737
2.00%, 11/1/2040	3,282,670	2,772,164
2.00%, 12/1/2040	2,694,735	2,275,049
2.00%, 2/1/2041	1,435,663	1,211,415
2.00%, 10/1/2041	5,658,139	4,758,643
2.00%, 11/1/2041	6,584,725	5,536,443
2.00%, 2/1/2042	3,567,819	2,997,415
2.00%, 5/1/2042	2,037,430	1,711,160
2.00%, 8/1/2042	1,713,846	1,442,500
2.00%, 6/1/2050	592,031	473,109
2.00%, 8/1/2050	12,605,134	10,061,520
2.00%, 9/1/2050	3,555,480	2,882,498
2.00%, 10/1/2050	21,799,323	17,393,376
2.00%, 11/1/2050	267,610	216,985
2.00%, 12/1/2050	18,786,866	14,979,164
2.00%, 1/1/2051	18,075,179	14,402,963
2.00%, 2/1/2051	10,387,774	8,277,841
2.00%, 3/1/2051	8,174,954	6,509,361
2.00%, 4/1/2051	19,183,117	15,265,818
2.00%, 5/1/2051	11,501,455	9,146,322
2.00%, 7/1/2051	17,542,718	13,940,228
2.00%, 9/1/2051	3,123,790	2,481,602
2.00%, 11/1/2051	39,968,277	31,750,422
2.00%, 12/1/2051	223,673	180,387
2.00%, 1/1/2052	14,842,492	11,768,009
2.00%, 2/1/2052	2,709,696	2,148,531
2.00%, 3/1/2052	18,243,893	14,517,972
2.13%, 4/24/2026	1,100,000	1,045,712
2.50%, 3/1/2028	128,241	122,910
2.50%, 7/1/2028	145,917	139,503
2.50%, 8/1/2028	401,099	383,535
2.50%, 10/1/2028	101,742	97,328
2.50%, 3/1/2029	344,942	331,922
2.50%, 2/1/2030	177,511	168,568
2.50%, 5/1/2030	295,946	279,608
2.50%, 7/1/2030	1,262,738	1,208,147
2.50%, 2/1/2031	349,860	329,393
2.50%, 6/1/2032	5,052,312	4,768,931
2.50%, 12/1/2032	594,408	552,524
Security Description	Principal Amount	Value
2.50%, 1/1/2033	$918,086	$853,684
2.50%, 12/1/2033	1,667,190	1,569,727
2.50%, 2/1/2035	4,180,140	3,888,168
2.50%, 8/1/2035	1,579,976	1,444,851
2.50%, 2/1/2036	731,545	668,990
2.50%, 3/1/2036	193,977	177,410
2.50%, 5/1/2036	1,270,213	1,156,098
2.50%, 7/1/2036	2,893,178	2,645,742
2.50%, 2/1/2037	1,526,568	1,389,423
2.50%, 3/1/2037	3,354,734	3,052,213
2.50%, 4/1/2038	817,548	743,503
2.50%, 2/1/2040	396,552	346,452
2.50%, 5/1/2040	1,289,066	1,131,295
2.50%, 7/1/2041	4,748,396	4,131,099
2.50%, 4/1/2042	3,474,720	3,000,926
2.50%, 10/1/2042	174,744	150,339
2.50%, 11/1/2049	6,804,933	5,701,606
2.50%, 1/1/2050	2,259,202	1,892,903
2.50%, 6/1/2050	3,958,700	3,303,057
2.50%, 7/1/2050	5,986,620	4,995,111
2.50%, 8/1/2050	6,121,671	5,105,896
2.50%, 10/1/2050	14,827,736	12,358,153
2.50%, 11/1/2050	508,731	423,843
2.50%, 4/1/2051	20,905,878	17,405,929
2.50%, 5/1/2051	164,947	138,550
2.50%, 7/1/2051	15,134,629	12,569,223
2.50%, 8/1/2051	12,839,569	10,664,737
2.50%, 9/1/2051	9,100,911	7,556,526
2.50%, 10/1/2051	32,712,691	27,146,681
2.50%, 12/1/2051	162,544	136,128
2.50%, 1/1/2052	208,213	173,575
2.50%, 3/1/2052	17,961,879	14,866,321
3.00%, 8/1/2027	57,934	56,023
3.00%, 11/1/2028	173,069	167,068
3.00%, 6/1/2029	57,138	54,934
3.00%, 8/1/2029	240,367	230,820
3.00%, 9/1/2029	85,886	82,390
3.00%, 6/1/2030	122,982	117,756
3.00%, 9/1/2030	26,620	25,426
3.00%, 11/1/2030	65,408	62,490
3.00%, 12/1/2030	237,778	227,020
3.00%, 4/1/2031	127,428	121,909
3.00%, 6/1/2032	1,177,339	1,115,191
3.00%, 10/1/2032	339,167	320,726
3.00%, 1/1/2033	245,451	231,860
3.00%, 2/1/2033	529,087	499,323
3.00%, 2/1/2034	552,395	520,453
3.00%, 8/1/2034	2,979,110	2,795,578
3.00%, 2/1/2035	109,954	102,640
3.00%, 3/1/2035	91,048	84,859
3.00%, 6/1/2035	672,884	631,430
3.00%, 2/1/2036	243,242	225,699
3.00%, 11/1/2036	2,719,719	2,513,955
3.00%, 1/1/2037	702,507	648,888
3.00%, 9/1/2037	542,198	496,812

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 1/1/2038	$979,119	$897,160
3.00%, 2/1/2038	2,157,467	2,005,502
3.00%, 5/1/2040	939,746	845,725
3.00%, 6/1/2042	4,134,098	3,688,237
3.00%, 12/1/2042	181,490	162,580
3.00%, 1/1/2043	518,256	464,241
3.00%, 2/1/2043	7,399	6,628
3.00%, 3/1/2043	627,037	561,347
3.00%, 4/1/2043	159,080	142,405
3.00%, 5/1/2043	1,034,100	925,708
3.00%, 6/1/2043	772,416	691,454
3.00%, 7/1/2043	846,365	757,652
3.00%, 8/1/2043	401,914	360,054
3.00%, 2/1/2044	3,015,743	2,699,642
3.00%, 5/1/2045	2,970,649	2,659,274
3.00%, 6/1/2045	28,177	24,875
3.00%, 8/1/2045	4,348,274	3,892,501
3.00%, 9/1/2045	275,639	243,334
3.00%, 11/1/2045	588,018	519,102
3.00%, 5/1/2046	688,196	607,261
3.00%, 8/1/2046	597,651	527,364
3.00%, 9/1/2046	616,082	543,628
3.00%, 10/1/2046	235,335	207,659
3.00%, 11/1/2046	2,500,952	2,231,740
3.00%, 1/1/2047	2,200,064	1,941,326
3.00%, 3/1/2047	2,180,724	1,925,092
3.00%, 7/1/2047	1,934,928	1,707,372
3.00%, 10/1/2047	2,468,710	2,178,157
3.00%, 12/1/2047	3,467,351	3,059,575
3.00%, 2/1/2048	2,377,976	2,096,357
3.00%, 12/1/2049	8,882,306	7,747,159
3.00%, 1/1/2050	11,918,372	10,394,388
3.00%, 7/1/2050	3,644,239	3,171,333
3.00%, 9/1/2050	12,230,396	10,636,328
3.00%, 1/1/2051	10,868,089	9,517,949
3.00%, 9/1/2051	6,938,554	6,000,867
3.00%, 1/1/2052	11,201,611	9,692,728
3.00%, 2/1/2052	11,686,516	10,121,425
3.00%, 4/1/2052	3,190,039	2,749,866
3.00%, 5/1/2052	8,369,398	7,207,021
3.50%, 10/1/2025	10,169	9,971
3.50%, 11/1/2025	15,271	14,963
3.50%, 3/1/2026	10,536	10,303
3.50%, 1/1/2027	49,828	48,699
3.50%, 5/1/2029	47,200	45,807
3.50%, 1/1/2030	62,968	61,029
3.50%, 3/1/2031	255,359	246,544
3.50%, 6/1/2033	521,437	500,407
3.50%, 6/1/2034	231,371	220,346
3.50%, 7/1/2034	424,128	403,988
3.50%, 11/1/2034	1,451,311	1,380,620
3.50%, 2/1/2037	205,029	193,647
3.50%, 2/1/2038	139,066	131,339
3.50%, 4/1/2038	633,036	595,872
3.50%, 5/1/2038	231,070	217,504
Security Description	Principal Amount	Value
3.50%, 12/1/2040	$228,775	$211,356
3.50%, 6/1/2041	55,312	51,101
3.50%, 11/1/2041	52,841	48,836
3.50%, 12/1/2041	8,019	7,411
3.50%, 1/1/2042	90,192	83,769
3.50%, 3/1/2042	170,572	157,907
3.50%, 4/1/2042	21,478	19,854
3.50%, 5/1/2042	496,939	459,380
3.50%, 8/1/2042	201,652	186,411
3.50%, 10/1/2042	298,633	276,057
3.50%, 1/1/2043	86,177	79,663
3.50%, 4/1/2043	48,086	44,388
3.50%, 5/1/2043	64,994	59,995
3.50%, 7/1/2043	259,567	239,603
3.50%, 12/1/2043	58,449	53,953
3.50%, 1/1/2044	8,761,246	8,098,746
3.50%, 10/1/2044	148,356	136,196
3.50%, 1/1/2045	232,436	213,384
3.50%, 2/1/2045	6,298,047	5,822,038
3.50%, 4/1/2045	265,545	243,015
3.50%, 5/1/2045	31,348	28,688
3.50%, 6/1/2045	49,968	45,729
3.50%, 8/1/2045	551,298	505,367
3.50%, 11/1/2045	1,556,200	1,424,164
3.50%, 12/1/2045	1,327,068	1,214,473
3.50%, 1/1/2046	436,676	399,626
3.50%, 2/1/2046	2,516,714	2,302,311
3.50%, 10/1/2046	638,256	582,577
3.50%, 11/1/2046	37,037	33,805
3.50%, 2/1/2047	171,417	156,472
3.50%, 5/1/2047	2,945,752	2,691,719
3.50%, 7/1/2047	1,417,528	1,309,941
3.50%, 10/1/2047	6,885,280	6,270,152
3.50%, 11/1/2047	7,554,968	6,890,159
3.50%, 12/1/2047	8,123,551	7,455,019
3.50%, 1/1/2048	1,994,473	1,816,288
3.50%, 2/1/2048	2,565,887	2,337,673
3.50%, 6/1/2048	934,330	850,195
3.50%, 8/1/2048	116,991	106,456
3.50%, 9/1/2048	285,972	260,223
3.50%, 11/1/2048	583,251	532,400
3.50%, 7/1/2049	1,526,178	1,382,073
3.50%, 8/1/2049	1,148,924	1,040,440
3.50%, 2/1/2050	5,358,517	4,897,436
3.50%, 6/1/2050	1,579,844	1,430,141
3.50%, 12/1/2051	5,391,572	4,844,696
3.50%, 5/1/2052	2,716,932	2,462,766
3.50%, 6/1/2052	7,934,291	7,108,121
4.00%, 4/1/2024	120	120
4.00%, 1/1/2025	2,783	2,753
4.00%, 1/1/2026	5,072	4,984
4.00%, 2/1/2026	10,529	10,340
4.00%, 3/1/2026	6,167	6,051
4.00%, 4/1/2026	9,091	8,915
4.00%, 12/1/2034	125,812	121,789

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 3/1/2037	$300,095	$288,770
4.00%, 1/1/2038	884,824	856,758
4.00%, 3/1/2038	340,583	327,108
4.00%, 6/1/2038	203,420	195,372
4.00%, 8/1/2039	171,730	164,012
4.00%, 9/1/2039	58,659	56,023
4.00%, 9/1/2040	1,614,078	1,541,099
4.00%, 12/1/2040	339,505	324,155
4.00%, 1/1/2041	84,389	80,573
4.00%, 3/1/2041	215,860	205,846
4.00%, 12/1/2041	216,910	206,834
4.00%, 1/1/2042	99,696	95,076
4.00%, 2/1/2042	37,014	35,287
4.00%, 9/1/2043	38,443	36,480
4.00%, 10/1/2043	197,868	187,761
4.00%, 12/1/2043	27,484	26,082
4.00%, 5/1/2044	569,477	543,729
4.00%, 6/1/2044	133,142	126,036
4.00%, 7/1/2044	892,886	847,008
4.00%, 9/1/2044	93,317	88,337
4.00%, 10/1/2044	180,975	171,318
4.00%, 12/1/2044	138,462	131,073
4.00%, 1/1/2045	446,719	425,878
4.00%, 3/1/2045	165,631	156,638
4.00%, 5/1/2045	261,351	247,172
4.00%, 6/1/2045	349,355	330,710
4.00%, 7/1/2045	191,056	180,682
4.00%, 9/1/2045	245,036	231,732
4.00%, 12/1/2045	149,035	140,943
4.00%, 2/1/2046	54,120	51,184
4.00%, 4/1/2046	165,139	155,906
4.00%, 10/1/2046	1,044,827	996,358
4.00%, 11/1/2046	222,869	210,420
4.00%, 4/1/2047	2,428,439	2,288,669
4.00%, 7/1/2047	60,231	56,723
4.00%, 8/1/2047	257,622	242,614
4.00%, 9/1/2047	1,389,200	1,308,274
4.00%, 12/1/2047	2,725,934	2,567,139
4.00%, 1/1/2048	1,055,699	994,201
4.00%, 2/1/2048	439,710	414,095
4.00%, 5/1/2048	54,912	51,621
4.00%, 6/1/2048	2,072,116	1,947,917
4.00%, 7/1/2048	398,673	374,777
4.00%, 8/1/2048	662,931	623,196
4.00%, 9/1/2048	928,289	872,649
4.00%, 10/1/2048	2,673,822	2,528,647
4.00%, 11/1/2048	2,169,527	2,041,270
4.00%, 1/1/2049	1,755,320	1,673,428
4.00%, 3/1/2049	214,848	201,732
4.00%, 5/1/2049	633,180	594,527
4.00%, 6/1/2049	4,980,500	4,702,033
4.00%, 7/1/2049	731,569	686,910
4.00%, 8/1/2049	1,241,125	1,166,734
4.00%, 2/1/2050	453,210	425,543
4.00%, 7/1/2050	883,858	830,881
Security Description	Principal Amount	Value
4.00%, 3/1/2051	$5,462,489	$5,129,027
4.00%, 7/1/2052	3,226,542	3,014,896
4.00%, 8/1/2052	9,555,048	8,887,035
4.00%, 10/1/2052	16,452,554	15,233,090
4.00%, 5/1/2053	6,359,943	5,888,278
4.50%, 4/1/2031	64,611	63,734
4.50%, 10/1/2033	22,286	21,944
4.50%, 4/1/2039	146,615	143,856
4.50%, 7/1/2039	9,541	9,362
4.50%, 9/1/2039	32,791	32,174
4.50%, 12/1/2039	6,315	6,196
4.50%, 4/1/2040	163,019	159,818
4.50%, 10/1/2040	80,515	78,934
4.50%, 11/1/2040	64,974	63,698
4.50%, 2/1/2041	190,631	186,674
4.50%, 5/1/2041	96,676	94,778
4.50%, 1/1/2042	362,197	354,681
4.50%, 9/1/2043	77,176	75,302
4.50%, 12/1/2043	236,177	230,441
4.50%, 1/1/2044	30,605	29,862
4.50%, 2/1/2044	78,727	76,815
4.50%, 6/1/2044	190,112	185,794
4.50%, 3/1/2046	376,861	369,461
4.50%, 9/1/2047	79,444	77,031
4.50%, 11/1/2047	659,712	639,675
4.50%, 1/1/2048	77,215	74,870
4.50%, 2/1/2048	2,019,261	1,958,032
4.50%, 4/1/2048	3,503,721	3,430,935
4.50%, 6/1/2048	2,157,134	2,091,617
4.50%, 8/1/2048	1,385,921	1,339,175
4.50%, 11/1/2048	1,146,228	1,107,604
4.50%, 12/1/2048	326,184	315,193
4.50%, 1/1/2049	712,942	688,860
4.50%, 5/1/2049	651,955	629,986
4.50%, 3/1/2050	1,757,852	1,697,544
4.50%, 9/1/2050	3,216,181	3,107,806
4.50%, 8/1/2052	15,484,127	14,763,358
4.50%, 2/1/2053	5,759,880	5,487,309
5.00%, 5/1/2024	160	160
5.00%, 11/1/2033	693	694
5.00%, 5/1/2034	20,820	20,837
5.00%, 7/1/2034	3,101	3,104
5.00%, 2/1/2035	12,536	12,546
5.00%, 7/1/2035	166,048	166,181
5.00%, 7/1/2040	63,321	63,474
5.00%, 1/1/2042	260,745	261,375
5.00%, 3/1/2042	195,194	195,665
5.00%, 12/1/2043	48,796	48,932
5.00%, 7/1/2044	207,279	207,075
5.00%, 6/1/2048	271,041	268,668
5.00%, 9/1/2048	708,914	702,934
5.00%, 8/1/2049	491,670	487,870
5.00%, 10/1/2049	614,033	609,283
5.00%, 10/1/2052	1,643,667	1,615,257
5.00%, 4/1/2053	955,661	938,357

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 6/1/2053	$8,403,548	$8,195,576
5.00%, 10/1/2053	3,121,674	3,044,594
5.50%, 10/1/2034	19,348	19,716
5.50%, 2/1/2035	39,336	40,086
5.50%, 7/1/2035	73,078	74,734
5.50%, 4/1/2036	35,017	35,810
5.50%, 6/1/2038	24,037	24,605
5.50%, 12/1/2038	89,775	91,761
5.50%, 12/1/2039	124,111	127,040
5.50%, 9/1/2040	10,342	10,586
5.50%, 7/1/2041	131,582	134,555
5.50%, 5/1/2044	1,696,234	1,734,673
5.50%, 12/1/2052	1,749,562	1,755,319
5.50%, 2/1/2053	5,659,761	5,650,320
5.50%, 5/1/2053	7,462,088	7,419,691
5.50%, 7/1/2053	1,905,899	1,913,733
5.50%, 9/1/2053	11,920,111	11,853,191
5.50%, 10/1/2053	9,220,633	9,168,245
5.50%, 11/1/2053	1,362,661	1,354,919
5.63%, 7/15/2037	582,000	648,442
6.00%, 7/1/2029	1,658	1,686
6.00%, 8/1/2029	350	356
6.00%, 2/1/2037	67,958	70,983
6.00%, 6/1/2037	37,298	38,952
6.00%, 10/1/2039	105,303	109,972
6.00%, 4/1/2040	132,776	138,687
6.00%, 1/1/2053	2,379,335	2,400,016
6.00%, 2/1/2053	4,835,138	4,881,471
6.00%, 5/1/2053	4,100,209	4,135,840
6.00%, 7/1/2053	3,494,642	3,552,166
6.00%, 8/1/2053	2,361,908	2,382,433
6.25%, 5/15/2029	646,000	703,758
6.50%, 9/1/2031	6,965	7,210
6.50%, 7/1/2032	2,108	2,194
6.50%, 7/1/2036	7,540	7,974
6.50%, 10/1/2037	7,387	7,828
6.50%, 7/1/2053	2,294,343	2,341,768
6.50%, 12/1/2053	2,358,825	2,407,583
6.63%, 11/15/2030	2,262,000	2,556,911
7.00%, 9/1/2029	6,080	6,310
7.00%, 9/1/2031	43	45
7.00%, 10/1/2031	61	64
7.00%, 10/1/2032	603	634
7.00%, 11/1/2053	2,715,305	2,795,937
7.13%, 1/15/2030	937,000	1,071,838
7.25%, 5/15/2030 (b)	952,000	1,103,143
7.50%, 3/1/2031	113	120
7.50%, 7/1/2031	105	105
7.50%, 8/1/2031	3,069	3,149
2.00%, 10/1/2051	20,316,854	16,121,946
Federal National Mortgage Association-Aces:
Series 2016-M4, Class AL, 3.27%, 1/25/2039	70,895	69,089
Security Description	Principal Amount	Value
Series 2017-M13, Class A2, 2.93%, 9/25/2027 (c)	$373,994	$354,517
Series 2017-M14, Class A2, 2.81%, 11/25/2027 (c)	441,056	414,739
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (c)	462,953	442,167
Series 2018-M2, Class A2, 2.91%, 1/25/2028 (c)	670,946	633,506
Series 2019-M1, Class A2, 3.55%, 9/25/2028 (c)	747,640	716,328
Series 2019-M18, Class A2, 2.47%, 8/25/2029	1,904,291	1,718,548
Series 2019-M22, Class A2, 2.52%, 8/25/2029	534,644	483,384
Series 2019-M5, Class A2, 3.27%, 2/25/2029	486,140	458,620
Series 2019-M9, Class A2, 2.94%, 6/25/2029	622,290	578,710
Series 2020-M14, Class A2, 1.78%, 5/25/2030	486,192	415,251
Series 2020-M20, Class A2, 1.44%, 10/25/2029	1,500,000	1,256,949
Series 2020-M42, Class A2, 1.27%, 7/25/2030	200,000	163,215
Series 2020-M8, Class A2, 1.82%, 2/25/2030	933,911	803,028
Series 2021-M11, Class A2, 1.46%, 3/25/2031 (c)	1,455,000	1,175,329
Series 2021-M19, Class A2, 1.74%, 10/25/2031 (c)	350,000	285,654
Series 2022-M1G, Class A2, 1.53%, 9/25/2031 (c)	800,000	649,146
Series 2017-M15, Class ATS2, VRN, 3.15%, 11/25/2027 (c)	594,281	567,182
Series 2018-M1, Class A2, VRN, 2.99%, 12/25/2027 (c)	90,237	85,566
Series 2020-M53, Class A2, VRN, 1.69%, 11/25/2032 (c)	750,000	596,168
Series 2021-M1, Class A2, VRN, 1.39%, 11/25/2030 (c)	61,250	49,836
Series 2021-M17, Class A2, VRN, 1.71%, 7/25/2031 (c)	3,500,000	2,864,300
Government National Mortgage Association:
2.00%, 12/20/2050	4,866,410	3,996,108
2.00%, 1/20/2051	15,308,421	12,567,366
2.00%, 2/20/2051	174,593	143,368
2.00%, 4/20/2051	9,723,864	7,981,788
2.00%, 5/20/2051	10,244,977	8,407,955
2.00%, 6/20/2051	18,418,124	15,112,729
2.00%, 9/20/2051	10,145,802	8,320,282
2.00%, 12/20/2051	11,242,050	9,214,064

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
2.00%, 1/20/2052	$10,467,380	$8,577,518
2.00%, 4/20/2052	7,220,213	5,916,227
2.50%, 2/20/2043	949,255	822,514
2.50%, 12/20/2049	575,314	492,462
2.50%, 7/20/2050	2,308,576	1,971,928
2.50%, 8/20/2050	4,450,495	3,800,123
2.50%, 10/20/2050	6,984,147	5,959,197
2.50%, 1/20/2051	2,233,649	1,906,158
2.50%, 3/20/2051	146,221	124,814
2.50%, 4/20/2051	10,302,207	8,783,768
2.50%, 6/20/2051	185,036	157,843
2.50%, 7/20/2051	11,532,022	9,835,131
2.50%, 8/20/2051	14,796,933	12,616,876
2.50%, 9/20/2051	13,954,818	11,896,240
2.50%, 10/20/2051	12,356,429	10,531,347
2.50%, 11/20/2051	12,654,726	10,783,234
2.50%, 12/20/2051	187,912	160,122
2.50%, 3/20/2052	1,834,145	1,562,111
2.50%, 4/20/2052	5,007,972	4,264,587
2.50%, 5/20/2052	4,391,191	3,739,362
3.00%, 10/20/2042	1,943,597	1,748,721
3.00%, 12/15/2042	334,437	300,616
3.00%, 12/20/2042	511,942	460,610
3.00%, 2/20/2043	548,705	493,683
3.00%, 3/15/2043	62,516	56,157
3.00%, 4/15/2043	121,208	108,878
3.00%, 4/20/2043	414,994	373,231
3.00%, 6/20/2043	281,553	253,219
3.00%, 11/20/2044	275,237	246,886
3.00%, 12/20/2044	104,765	93,974
3.00%, 3/20/2045	108,417	97,029
3.00%, 4/20/2045	173,874	155,610
3.00%, 6/15/2045	44,791	40,087
3.00%, 8/15/2045	57,320	51,301
3.00%, 8/20/2045	295,275	264,258
3.00%, 1/20/2046	145,467	130,186
3.00%, 2/20/2046	2,258,119	2,030,871
3.00%, 4/20/2046	257,979	230,866
3.00%, 5/20/2046	583,179	521,889
3.00%, 6/20/2046	1,662,316	1,487,612
3.00%, 9/20/2046	524,316	469,212
3.00%, 10/20/2046	1,880,884	1,685,950
3.00%, 11/20/2046	300,378	268,809
3.00%, 1/20/2047	530,412	474,667
3.00%, 6/20/2047	176,161	157,513
3.00%, 7/20/2047	1,496,778	1,338,339
3.00%, 10/20/2047	1,024,148	915,739
3.00%, 11/20/2047	662,049	591,969
3.00%, 12/20/2047	614,343	549,313
3.00%, 1/20/2048	548,903	490,800
3.00%, 2/20/2048	631,889	565,002
3.00%, 3/20/2048	2,384,014	2,131,658
3.00%, 11/20/2049	3,895,406	3,465,713
3.00%, 12/20/2049	1,115,294	991,237
3.00%, 2/20/2050	917,162	814,678
Security Description	Principal Amount	Value
3.00%, 6/20/2050	$7,189,476	$6,378,513
3.00%, 7/20/2050	7,549,690	6,696,227
3.00%, 12/20/2050	4,665,516	4,134,634
3.00%, 8/20/2051	7,969,597	7,038,911
3.00%, 12/20/2051	9,958,860	8,786,628
3.00%, 3/20/2052	2,315,666	2,041,352
3.00%, 4/20/2052	5,528,286	4,873,404
3.50%, 12/20/2041	451,998	420,988
3.50%, 2/15/2042	246,627	229,164
3.50%, 3/15/2042	26,707	24,816
3.50%, 6/20/2042	244,335	227,391
3.50%, 10/20/2042	57,447	53,463
3.50%, 1/20/2043	1,062,756	989,054
3.50%, 4/15/2043	63,370	58,828
3.50%, 4/20/2043	255,150	237,456
3.50%, 7/20/2043	701,560	651,620
3.50%, 10/20/2043	119,318	110,824
3.50%, 12/20/2043	47,501	44,120
3.50%, 1/15/2044	44,858	41,643
3.50%, 1/20/2044	96,049	89,211
3.50%, 3/20/2044	92,974	86,355
3.50%, 6/20/2044	3,655,097	3,392,790
3.50%, 9/20/2044	1,334,607	1,238,829
3.50%, 10/20/2044	161,465	149,877
3.50%, 12/20/2044	117,929	109,466
3.50%, 2/20/2045	88,724	82,357
3.50%, 3/20/2045	102,693	95,175
3.50%, 4/20/2045	674,698	625,307
3.50%, 6/20/2045	613,590	568,674
3.50%, 10/20/2045	2,563,229	2,375,596
3.50%, 11/20/2045	61,877	57,348
3.50%, 1/20/2046	780,735	723,583
3.50%, 3/20/2046	488,359	450,804
3.50%, 4/20/2046	2,793,884	2,579,033
3.50%, 5/20/2046	428,268	395,334
3.50%, 10/20/2046	268,806	248,135
3.50%, 11/20/2046	1,651,842	1,524,814
3.50%, 2/20/2047	1,233,083	1,138,259
3.50%, 3/20/2047	249,717	229,655
3.50%, 5/20/2047	248,376	228,422
3.50%, 6/20/2047	148,022	136,130
3.50%, 8/20/2047	219,300	202,118
3.50%, 9/20/2047	221,495	203,700
3.50%, 10/20/2047	187,023	171,997
3.50%, 11/20/2047	751,463	691,091
3.50%, 12/20/2047	2,867,675	2,637,285
3.50%, 1/20/2048	3,456,977	3,179,243
3.50%, 2/20/2048	902,622	830,105
3.50%, 3/20/2048	1,542,743	1,418,799
3.50%, 4/20/2048	911,148	837,946
3.50%, 6/20/2048	544,033	500,325
3.50%, 2/20/2049	220,065	202,320
3.50%, 5/20/2049	150,766	138,448
3.50%, 7/20/2049	49,611	45,558
3.50%, 9/20/2049	731,156	671,418

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 12/20/2049	$311,696	$286,230
3.50%, 3/20/2050	2,107,553	1,935,360
3.50%, 10/20/2050	1,336,378	1,227,192
3.50%, 2/20/2051	1,711,385	1,571,560
3.50%, 3/20/2051	338,219	310,585
3.50%, 6/20/2052	4,484,555	4,079,540
3.50%, 7/20/2052	3,031,734	2,757,459
3.50%, 10/20/2052	4,348,463	3,954,964
3.50%, 12/20/2052	6,005,142	5,461,869
4.00%, 4/15/2040	217,637	208,911
4.00%, 6/15/2040	13,303	12,770
4.00%, 7/15/2040	1,715	1,646
4.00%, 10/15/2040	12,690	12,181
4.00%, 11/15/2040	85,415	81,990
4.00%, 11/15/2041	51,066	49,019
4.00%, 3/20/2044	33,389	31,890
4.00%, 4/20/2044	173,714	165,914
4.00%, 6/20/2044	163,805	156,450
4.00%, 8/20/2044	173,840	166,035
4.00%, 9/20/2044	141,280	134,937
4.00%, 10/20/2044	203,487	194,351
4.00%, 12/20/2044	180,306	172,211
4.00%, 2/20/2045	130,320	124,469
4.00%, 5/15/2045	95,608	90,833
4.00%, 7/20/2045	820,004	782,268
4.00%, 8/20/2045	102,950	98,212
4.00%, 9/20/2045	1,892,356	1,805,272
4.00%, 10/20/2045	149,083	142,222
4.00%, 11/20/2045	576,022	549,514
4.00%, 4/20/2046	91,395	87,189
4.00%, 5/20/2046	34,021	32,455
4.00%, 10/20/2046	64,977	61,687
4.00%, 2/20/2047	23,332	22,151
4.00%, 3/20/2047	256,837	243,832
4.00%, 4/20/2047	98,568	93,467
4.00%, 6/20/2047	718,521	681,340
4.00%, 7/20/2047	190,858	180,981
4.00%, 8/20/2047	323,537	306,795
4.00%, 9/20/2047	129,971	123,245
4.00%, 2/20/2048	951,230	902,006
4.00%, 3/20/2048	729,205	691,470
4.00%, 4/20/2048	2,577,021	2,440,783
4.00%, 6/20/2048	332,239	314,675
4.00%, 7/20/2048	211,504	200,322
4.00%, 8/20/2048	1,350,875	1,279,459
4.00%, 9/20/2048	358,487	339,535
4.00%, 5/20/2049	510,892	483,541
4.00%, 7/20/2049	2,168,558	2,052,464
4.00%, 5/20/2050	1,019,149	964,589
4.00%, 9/20/2052	4,166,548	3,897,539
4.00%, 10/20/2052	11,004,717	10,294,206
4.00%, 11/20/2052	3,330,639	3,115,599
4.50%, 3/15/2038	342	337
4.50%, 4/15/2039	1,216	1,200
4.50%, 6/15/2039	51,114	50,463
Security Description	Principal Amount	Value
4.50%, 7/15/2039	$39,188	$38,689
4.50%, 2/15/2040	25,561	25,235
4.50%, 4/15/2040	173,180	171,025
4.50%, 6/15/2040	98,663	97,435
4.50%, 8/15/2040	1,560	1,541
4.50%, 2/15/2041	16,629	16,414
4.50%, 3/15/2041	59,734	58,990
4.50%, 6/15/2041	45,664	45,071
4.50%, 9/20/2041	55,083	54,431
4.50%, 12/15/2041	25,626	25,294
4.50%, 1/15/2042	39,565	39,061
4.50%, 10/20/2043	32,170	31,588
4.50%, 4/20/2044	84,875	83,340
4.50%, 6/20/2044	73,550	72,219
4.50%, 11/20/2044	177,357	173,902
4.50%, 12/20/2044	57,363	56,246
4.50%, 7/20/2045	1,037,282	1,017,080
4.50%, 8/20/2045	87,458	85,755
4.50%, 9/20/2045	43,257	42,415
4.50%, 10/20/2045	162,885	159,713
4.50%, 4/20/2046	88,678	86,951
4.50%, 9/20/2047	64,727	62,949
4.50%, 11/20/2047	291,062	283,067
4.50%, 12/20/2047	247,809	241,002
4.50%, 1/20/2048	216,027	210,093
4.50%, 6/20/2048	515,567	501,290
4.50%, 7/20/2048	291,573	283,498
4.50%, 8/20/2048	869,698	845,613
4.50%, 10/20/2048	427,208	415,377
4.50%, 1/20/2049	796,114	774,067
4.50%, 7/20/2049	781,631	759,985
4.50%, 10/20/2052	4,355,947	4,185,394
4.50%, 12/20/2052	7,545,293	7,249,863
4.50%, 1/20/2053	6,057,380	5,820,208
4.50%, 3/20/2053	3,388,599	3,255,921
4.50%, 6/20/2053	3,198,159	3,069,957
5.00%, 12/15/2038	61,895	62,430
5.00%, 4/15/2039	121,916	122,627
5.00%, 5/15/2039	21,330	21,454
5.00%, 11/20/2041	334,034	336,289
5.00%, 5/20/2044	61,209	61,622
5.00%, 11/20/2044	58,030	58,412
5.00%, 1/20/2048	301,624	301,824
5.00%, 5/20/2048	324,083	323,256
5.00%, 7/20/2048	41,234	41,128
5.00%, 9/20/2048	228,887	228,201
5.00%, 11/20/2048	220,489	219,828
5.00%, 1/20/2049	528,636	527,050
5.00%, 7/20/2049	101,631	101,371
5.00%, 5/20/2053	10,796,520	10,603,060
5.00%, 7/20/2053	14,083,814	13,831,450
5.50%, 6/15/2033	10,217	10,368
5.50%, 4/15/2037	710	731
5.50%, 6/15/2038	128,614	132,355
5.50%, 7/15/2038	67,276	69,535

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.50%, 8/15/2038	$12,789	$13,218
5.50%, 2/15/2039	18,492	19,111
5.50%, 5/20/2044	86,785	88,766
5.50%, 5/20/2053	5,733,874	5,725,859
5.50%, 7/20/2053	5,175,216	5,167,982
5.50%, 8/20/2053	5,791,370	5,783,274
6.00%, 10/15/2032	13,341	13,626
6.00%, 11/15/2032	4,534	4,619
6.00%, 9/15/2034	11,611	11,865
6.00%, 10/15/2036	146	152
6.00%, 8/15/2037	13,360	13,994
6.00%, 1/15/2038	8,530	8,891
6.00%, 4/15/2038	26,926	28,411
6.00%, 6/15/2041	46,757	49,167
6.00%, 12/20/2052	2,171,558	2,188,723
6.00%, 1/20/2053	1,288,023	1,298,204
6.00%, 9/20/2053	3,958,886	3,991,291
6.50%, 7/15/2031	17,255	17,906
6.50%, 8/15/2031	2,204	2,243
7.00%, 2/15/2028	670	678
7.00%, 6/15/2028	1,783	1,786
7.50%, 1/15/2027	844	845
7.50%, 3/15/2027	94	94
7.50%, 4/15/2027	2,974	2,987
7.50%, 7/15/2027	5,540	5,566
7.50%, 9/15/2027	2,704	2,718
7.50%, 12/15/2027	1,433	1,439
7.50%, 10/15/2029	489	499
9.00%, 2/15/2025	44	44
Government National Mortgage Association, TBA:
6.50%, 4/20/2054	16,700,000	16,972,377
TBA, 2.00%, 4/20/2054	3,075,000	2,521,186
TBA, 3.00%, 4/20/2054	5,500,000	4,851,429
TBA, 3.50%, 4/20/2054	1,825,000	1,660,989
TBA, 4.00%, 4/20/2054	3,750,000	3,510,259
TBA, 4.50%, 4/20/2054	2,650,000	2,545,738
TBA, 5.00%, 4/20/2054	5,800,000	5,699,846
TBA, 5.50%, 4/20/2054	11,450,000	11,440,164
TBA, 6.00%, 4/20/2054	14,800,000	14,927,280
Tennessee Valley Authority:
0.75%, 5/15/2025	473,000	451,168
3.88%, 3/15/2028	370,000	362,981
4.25%, 9/15/2052	200,000	178,094
4.25%, 9/15/2065	100,000	87,554
5.25%, 9/15/2039	1,986,000	2,067,204
5.88%, 4/1/2036	128,000	142,451
7.13%, 5/1/2030	398,000	456,150
Series B, 4.70%, 7/15/2033 (b)	1,336,000	1,356,456
Uniform Mortgage-Backed Security, TBA:
5.00%, 4/1/2039	2,150,000	2,147,108
5.50%, 4/1/2039	1,450,000	1,460,657
7.00%, 4/1/2054	4,725,000	4,869,207
Security Description	Principal Amount	Value
TBA, 2.50%, 4/1/2054	$8,950,000	$7,402,438
TBA, 3.50%, 4/1/2054	4,875,000	4,364,817
TBA, 4.00%, 4/1/2039	1,250,000	1,210,491
TBA, 4.00%, 4/1/2054	4,075,000	3,774,420
TBA, 4.50%, 4/1/2039	2,150,000	2,117,230
TBA, 4.50%, 4/1/2054	4,650,000	4,428,218
TBA, 5.00%, 4/1/2054	6,850,000	6,684,278
TBA, 5.50%, 4/1/2054	8,025,000	7,983,768
TBA, 6.00%, 4/1/2054	12,525,000	12,640,606
TBA, 6.50%, 4/1/2054	14,000,000	14,298,060
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $2,370,830,341)		2,127,191,174
U.S. TREASURY OBLIGATIONS — 41.3%
U.S. Treasury Bonds:
1.13%, 5/15/2040	9,900,000	6,187,500
1.13%, 8/15/2040	13,150,000	8,138,617
1.25%, 5/15/2050	3,600,000	1,842,750
1.38%, 11/15/2040	16,092,200	10,351,811
1.38%, 8/15/2050	13,301,200	7,028,853
1.63%, 11/15/2050	17,475,600	9,876,445
1.75%, 8/15/2041	24,398,700	16,469,123
1.88%, 2/15/2041	15,924,300	11,104,711
1.88%, 2/15/2051	17,956,000	10,821,296
1.88%, 11/15/2051	18,992,000	11,389,265
2.00%, 11/15/2041	18,050,000	12,663,203
2.00%, 2/15/2050	10,921,900	6,843,253
2.00%, 8/15/2051	17,427,100	10,802,079
2.25%, 5/15/2041	36,395,400	26,898,475
2.25%, 2/15/2052	19,240,900	12,665,924
2.38%, 2/15/2042	9,500,000	7,068,594
2.38%, 5/15/2051	19,722,600	13,399,041
2.50%, 2/15/2045	3,699,000	2,705,472
2.50%, 2/15/2046	3,681,800	2,661,826
2.75%, 11/15/2042	15,508,800	12,140,483
2.75%, 11/15/2047	6,863,400	5,129,319
2.88%, 8/15/2045	3,740,000	2,911,356
2.88%, 11/15/2046	5,109,700	3,937,663
2.88%, 5/15/2049	12,792,200	9,732,066
2.88%, 5/15/2052	16,315,500	12,353,893
3.00%, 11/15/2045	2,920,200	2,318,821
3.00%, 2/15/2047	1,100,000	865,391
3.00%, 5/15/2047	10,795,000	8,480,822
3.00%, 2/15/2048	5,774,900	4,517,957
3.00%, 8/15/2048	16,375,000	12,780,176
3.00%, 2/15/2049	11,486,100	8,955,569
3.00%, 8/15/2052	19,068,000	14,822,391
3.13%, 11/15/2041	2,518,000	2,115,907
3.13%, 2/15/2043	1,279,400	1,059,903
3.13%, 8/15/2044	2,078,000	1,702,012
3.13%, 5/15/2048	18,150,000	14,514,328
3.25%, 5/15/2042	23,500,000	19,986,016
3.38%, 8/15/2042	25,745,000	22,249,312

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.38%, 5/15/2044	$2,759,200	$2,354,805
3.38%, 11/15/2048	1,970,200	1,646,656
3.50%, 2/15/2039	1,207,000	1,108,365
3.63%, 8/15/2043	4,258,200	3,788,467
3.63%, 2/15/2053	30,685,000	26,959,649
3.63%, 5/15/2053 (b)	27,835,000	24,473,054
3.75%, 11/15/2043	3,790,600	3,429,308
3.88%, 2/15/2043	38,796,000	35,880,238
3.88%, 5/15/2043	22,176,000	20,478,150
4.00%, 11/15/2042	19,701,900	18,565,962
4.00%, 11/15/2052	24,564,100	23,109,445
4.13%, 8/15/2053 (b)	29,458,000	28,334,914
4.25%, 11/15/2040	975,000	961,746
4.25%, 2/15/2054	9,000,000	8,857,969
4.38%, 11/15/2039	675,000	680,906
4.38%, 8/15/2043	25,974,000	25,681,792
4.50%, 2/15/2044 (b)	17,500,000	17,603,906
4.63%, 2/15/2040	34,170,000	35,392,645
4.75%, 2/15/2037	546,000	580,381
4.75%, 11/15/2043	20,400,000	21,174,562
4.75%, 11/15/2053 (b)	25,500,000	27,237,187
5.25%, 11/15/2028	262,000	272,378
5.25%, 2/15/2029	250,000	260,664
5.50%, 8/15/2028	452,000	473,858
6.50%, 11/15/2026 (b)	1,054,000	1,104,394
U.S. Treasury Notes:
0.25%, 5/31/2025	7,625,000	7,220,220
0.25%, 6/30/2025 (b)	5,675,000	5,357,111
0.25%, 7/31/2025	10,485,000	9,862,863
0.25%, 8/31/2025	8,723,000	8,178,835
0.38%, 4/30/2025	11,300,000	10,754,863
0.38%, 11/30/2025	6,850,000	6,372,641
0.38%, 12/31/2025	18,831,000	17,465,753
0.38%, 1/31/2026	16,150,000	14,931,811
0.38%, 9/30/2027	18,950,000	16,524,992
0.50%, 4/30/2027	5,322,000	4,728,264
0.50%, 6/30/2027	15,750,000	13,912,910
0.50%, 8/31/2027	925,000	812,555
0.50%, 10/31/2027	9,100,000	7,948,281
0.63%, 7/31/2026	15,600,000	14,255,719
0.63%, 12/31/2027	3,900,000	3,403,969
0.63%, 8/15/2030	22,407,000	17,946,607
0.75%, 3/31/2026	24,301,000	22,520,192
0.75%, 4/30/2026	22,500,000	20,787,891
0.75%, 5/31/2026	13,000,000	11,977,266
0.75%, 8/31/2026	26,450,000	24,181,086
0.75%, 1/31/2028	20,225,000	17,696,875
0.88%, 6/30/2026	17,720,000	16,341,163
0.88%, 9/30/2026	750,000	686,367
1.13%, 10/31/2026	10,500,000	9,645,234
1.13%, 2/28/2027	9,225,000	8,399,074
1.13%, 2/29/2028	12,350,000	10,941,328
1.13%, 8/31/2028	35,198,000	30,781,751
1.13%, 2/15/2031	28,400,000	23,296,875
1.25%, 12/31/2026	17,250,000	15,837,656
Security Description	Principal Amount	Value
1.25%, 3/31/2028	$20,200,000	$17,951,172
1.25%, 4/30/2028	14,000,000	12,415,156
1.25%, 5/31/2028	7,750,000	6,857,539
1.25%, 6/30/2028	14,733,000	13,011,081
1.25%, 9/30/2028	5,000,000	4,387,891
1.25%, 8/15/2031	16,900,000	13,770,859
1.38%, 8/31/2026	3,000,000	2,785,078
1.38%, 12/31/2028	2,350,000	2,062,309
1.50%, 8/15/2026	3,222,000	3,002,250
1.50%, 1/31/2027	13,400,000	12,358,359
1.63%, 5/15/2026	1,300,000	1,222,000
1.63%, 10/31/2026	11,125,000	10,355,811
1.63%, 11/30/2026	11,700,000	10,869,117
1.63%, 8/15/2029	12,327,000	10,822,721
1.63%, 5/15/2031	26,006,000	21,922,245
1.75%, 12/31/2026	8,150,000	7,585,231
1.75%, 1/31/2029	21,050,000	18,777,258
1.88%, 6/30/2026	10,500,000	9,906,914
1.88%, 2/28/2027	22,052,000	20,522,142
1.88%, 2/28/2029	23,070,000	20,671,081
1.88%, 2/15/2032	28,600,000	24,162,531
2.00%, 11/15/2026	4,188,100	3,931,906
2.13%, 5/31/2026	11,415,000	10,838,007
2.25%, 3/31/2026 (b)	550,000	525,121
2.25%, 2/15/2027	150,000	141,211
2.25%, 8/15/2027	6,600,000	6,162,750
2.25%, 11/15/2027	19,050,000	17,720,965
2.38%, 4/30/2026	13,300,000	12,710,852
2.38%, 5/15/2027	13,610,000	12,808,286
2.38%, 3/31/2029	12,720,000	11,659,669
2.38%, 5/15/2029	8,750,000	8,006,934
2.50%, 2/28/2026	14,438,000	13,869,504
2.50%, 3/31/2027	15,900,000	15,056,555
2.63%, 4/15/2025	17,950,000	17,519,481
2.63%, 12/31/2025	10,640,000	10,268,016
2.63%, 5/31/2027	13,709,000	12,993,562
2.63%, 7/31/2029	12,881,300	11,903,126
2.75%, 5/15/2025	17,275,000	16,855,946
2.75%, 4/30/2027	16,100,000	15,335,250
2.75%, 7/31/2027	17,600,000	16,715,875
2.75%, 2/15/2028	1,520,000	1,434,856
2.75%, 5/31/2029	19,500,000	18,168,516
2.75%, 8/15/2032	28,405,000	25,489,049
2.88%, 6/15/2025	13,950,000	13,612,148
2.88%, 11/30/2025	6,230,200	6,042,077
2.88%, 5/15/2028	500,000	473,242
2.88%, 4/30/2029	13,250,000	12,430,156
2.88%, 5/15/2032	27,165,000	24,677,705
3.00%, 7/15/2025	19,500,000	19,041,445
3.00%, 9/30/2025	4,966,000	4,836,030
3.13%, 8/15/2025	17,600,000	17,198,500
3.13%, 8/31/2027	21,025,000	20,198,783
3.13%, 11/15/2028	6,500,000	6,191,758
3.13%, 8/31/2029	10,000,000	9,468,750
3.25%, 6/30/2027	17,500,000	16,903,906

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.25%, 6/30/2029	$10,250,000	$9,777,539
3.38%, 5/15/2033	28,062,000	26,299,356
3.50%, 9/15/2025	14,950,000	14,671,439
3.50%, 1/31/2028	25,320,000	24,582,159
3.50%, 4/30/2028	21,900,000	21,248,133
3.50%, 1/31/2030	23,100,000	22,231,945
3.50%, 4/30/2030	14,525,000	13,961,022
3.50%, 2/15/2033	31,280,000	29,637,800
3.63%, 5/15/2026	12,094,000	11,855,899
3.63%, 3/31/2028	37,043,000	36,116,925
3.63%, 5/31/2028	16,250,000	15,841,211
3.63%, 3/31/2030	10,395,000	10,064,472
3.75%, 4/15/2026	24,261,000	23,844,014
3.75%, 12/31/2028	2,500,000	2,447,461
3.75%, 5/31/2030	18,900,000	18,409,781
3.75%, 6/30/2030	15,725,000	15,313,447
3.75%, 12/31/2030	36,350,000	35,350,375
3.88%, 4/30/2025	23,850,000	23,566,781
3.88%, 1/15/2026	22,476,000	22,155,541
3.88%, 11/30/2027	22,288,000	21,932,785
3.88%, 12/31/2027	22,300,000	21,946,336
3.88%, 9/30/2029	15,750,000	15,475,606
3.88%, 11/30/2029	20,965,000	20,591,561
3.88%, 12/31/2029	19,600,000	19,247,813
3.88%, 8/15/2033	31,557,000	30,738,490
4.00%, 12/15/2025	15,475,000	15,285,794
4.00%, 2/15/2026	22,550,000	22,273,410
4.00%, 1/15/2027	20,200,000	19,961,703
4.00%, 2/29/2028	32,725,000	32,349,174
4.00%, 6/30/2028	16,645,000	16,461,645
4.00%, 1/31/2029	4,869,000	4,820,310
4.00%, 10/31/2029	17,500,000	17,297,656
4.00%, 2/28/2030	20,250,000	20,012,695
4.00%, 7/31/2030	19,300,000	19,054,227
4.00%, 1/31/2031	44,400,000	43,831,125
4.00%, 2/15/2034	16,000,000	15,740,000
4.13%, 6/15/2026	14,537,000	14,395,037
4.13%, 2/15/2027	8,000,000	7,933,750
4.13%, 9/30/2027	17,650,000	17,514,867
4.13%, 10/31/2027	16,190,000	16,063,516
4.13%, 7/31/2028	19,550,000	19,433,922
4.13%, 8/31/2030	17,412,000	17,307,256
4.13%, 3/31/2031	32,000,000	31,834,150
4.13%, 11/15/2032	20,574,000	20,442,198
4.25%, 5/31/2025	30,850,000	30,594,523
4.25%, 10/15/2025	13,800,000	13,686,258
4.25%, 12/31/2025	31,200,000	30,946,500
4.25%, 1/31/2026 (b)	20,600,000	20,439,867
4.25%, 3/15/2027	5,300,000	5,276,398
4.25%, 2/28/2029 (b)	18,550,000	18,580,434
4.25%, 2/28/2031	20,000,000	20,040,625
4.38%, 8/15/2026	16,650,000	16,587,563
4.38%, 12/15/2026	14,750,000	14,716,582
4.38%, 8/31/2028	21,450,000	21,540,492
4.38%, 11/30/2028	59,600,000	59,935,250
Security Description	Principal Amount	Value
4.50%, 11/15/2025	$14,966,000	$14,898,770
4.50%, 7/15/2026	17,900,000	17,876,227
4.50%, 11/15/2033	24,380,800	24,933,177
4.63%, 6/30/2025	21,104,000	21,028,157
4.63%, 2/28/2026 (b)	36,000,000	35,974,688
4.63%, 3/15/2026 (b)	19,950,000	19,937,531
4.63%, 9/15/2026	16,856,000	16,895,506
4.63%, 10/15/2026	17,500,000	17,550,586
4.63%, 11/15/2026	16,450,000	16,506,547
4.63%, 9/30/2028	23,550,000	23,894,051
4.63%, 9/30/2030	19,800,000	20,239,313
4.75%, 7/31/2025	23,250,000	23,209,131
4.88%, 11/30/2025	16,000,000	16,025,625
4.88%, 10/31/2028	23,250,000	23,838,516
4.88%, 10/31/2030	24,150,000	25,032,984
5.00%, 8/31/2025 (b)	21,622,800	21,665,877
5.00%, 9/30/2025	30,406,000	30,480,827
5.00%, 10/31/2025	25,575,000	25,649,927
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,475,340,930)		3,236,584,116
MUNICIPAL BONDS & NOTES — 0.6%
ARIZONA — 0.0% (a)
Salt River Project Agricultural Improvement & Power District Revenue, AZ 4.84%, 1/1/2041	200,000	194,464
CALIFORNIA — 0.2%
Bay Area Toll Authority Revenue, CA:
Series F3, 3.13%, 4/1/2055	735,000	518,491
Series F-2, 6.26%, 4/1/2049	235,000	265,204
Series S1, 7.04%, 4/1/2050	280,000	340,292
California State University Revenue, CA:
Series B, 2.72%, 11/1/2052	175,000	119,236
Series B, 2.94%, 11/1/2052	625,000	431,226
Series B, 2.98%, 11/1/2051	285,000	198,890
Series B, 3.90%, 11/1/2047	100,000	84,655
City of Los Angeles Department of Airports Customer Facility Charge Revenue, CA Series A, AGM, 4.24%, 5/15/2048 (g)	250,000	221,116
City of Riverside Revenue, CA Series A, 3.86%, 6/1/2045	245,000	213,146
County of Riverside Revenue, CA 3.82%, 2/15/2038	250,000	229,147
Foothill-Eastern Transportation Corridor Agency Revenue, CA Series A, 4.09%, 1/15/2049	241,000	202,454
Golden State Tobacco Securitization Corp. Revenue, CA:
Series B, 2.75%, 6/1/2034	250,000	210,532

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series A, 3.12%, 6/1/2038	$650,000	$527,027
Series A-1, 4.21%, 6/1/2050	200,000	151,874
Los Angeles Community College District, General Obligation, CA:
1.61%, 8/1/2028	395,000	356,845
1.81%, 8/1/2030	360,000	311,364
2.11%, 8/1/2032	350,000	293,725
Los Angeles Department of Water & Power Revenue, CA:
5.72%, 7/1/2039	425,000	443,856
6.57%, 7/1/2045	150,000	172,879
6.60%, 7/1/2050	280,000	325,619
Los Angeles Unified School District, General Obligation, CA:
5.75%, 7/1/2034	165,000	171,138
5.76%, 7/1/2029	200,000	204,444
Series RY, 6.76%, 7/1/2034	395,000	435,839
Regents of the University of California Medical Center Pooled Revenue, CA:
Series N, 3.01%, 5/15/2050	175,000	120,832
Series N, 3.26%, 5/15/2060	150,000	103,269
Series N, 3.71%, 5/15/2120	150,000	102,856
Series H, 6.55%, 5/15/2048	310,000	351,694
San Diego County Regional Transportation Commission Revenue, CA 5.91%, 4/1/2048	330,000	349,901
San Diego County Water Authority Revenue, CA Series B, 6.14%, 5/1/2049	280,000	306,308
San Joaquin Hills Transportation Corridor Agency Revenue, CA Series B, AGM, 3.49%, 1/15/2050 (g)	200,000	155,116
State of California, General Obligation, CA:
1.75%, 11/1/2030	335,000	282,146
2.50%, 10/1/2029	200,000	179,901
Series B, 2.65%, 4/1/2026	370,000	355,812
Series A, 3.05%, 4/1/2029	265,000	248,950
3.38%, 4/1/2025	465,000	457,593
3.50%, 4/1/2028	400,000	386,954
4.50%, 4/1/2033	315,000	306,595
4.60%, 4/1/2038	540,000	521,412
5.13%, 3/1/2038	100,000	101,098
5.75%, 10/1/2031	500,000	533,978
5.88%, 10/1/2041	1,000,000	1,054,459
7.35%, 11/1/2039	120,000	141,810
7.50%, 4/1/2034	320,000	376,144
7.55%, 4/1/2039	302,000	369,751
7.63%, 3/1/2040	160,000	195,150
University of California Revenue, CA:
Series BG, 1.32%, 5/15/2027	365,000	330,709
Security Description	Principal Amount	Value
Series BG, 1.61%, 5/15/2030	$390,000	$329,010
Series AX, 3.06%, 7/1/2025	330,000	322,639
Series BD, 3.35%, 7/1/2029	680,000	642,941
Series AQ, 4.77%, 5/15/2115	75,000	68,430
Series AD, 4.86%, 5/15/2112	650,000	604,340
		15,728,797
COLORADO — 0.0% (a)
Regional Transportation District Sales Tax Revenue, CO Series B, 5.84%, 11/1/2050	50,000	53,833
CONNECTICUT — 0.0% (a)
State of Connecticut, General Obligation, CT Series D, 5.09%, 10/1/2030	100,000	100,233
DISTRICT OF COLUMBIA — 0.0% (a)
District of Columbia Income Tax Revenue, DC Series E, 5.59%, 12/1/2034	250,000	254,557
FLORIDA — 0.1%
County of Broward Airport System Revenue, FL Series C, 3.48%, 10/1/2043	345,000	282,903
County of Miami-Dade Aviation Revenue, FL Series C, 4.28%, 10/1/2041	625,000	569,514
County of Miami-Dade Seaport Department Revenue, FL 6.22%, 11/1/2055	100,000	106,642
County of Miami-Dade Water & Sewer System Revenue, FL Series C, 3.49%, 10/1/2042	290,000	241,378
State Board of Administration Finance Corp. Revenue, FL:
Series A, 1.26%, 7/1/2025	390,000	371,814
Series A, 1.71%, 7/1/2027	685,000	621,031
Series A, 2.15%, 7/1/2030	150,000	128,128
		2,321,410
GEORGIA — 0.0% (a)
City of Atlanta Water & Wastewater Revenue, GA 2.26%, 11/1/2035	250,000	201,939
Municipal Electric Authority of Georgia Revenue, GA:
Series A, 6.64%, 4/1/2057	166,000	191,209
6.66%, 4/1/2057	213,000	245,543
Series B, 7.06%, 4/1/2057	415,000	472,132
		1,110,823
IDAHO — 0.0% (a)
Idaho Energy Resources Authority Revenue, ID 2.86%, 9/1/2046	85,000	60,103

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
ILLINOIS — 0.1%
Chicago O'Hare International Airport Revenue, IL:
Series C, 4.47%, 1/1/2049	$500,000	$465,521
Series B, 6.40%, 1/1/2040	400,000	440,680
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, IL Series B, 6.90%, 12/1/2040	344,458	389,085
Chicago Transit Authority Sales Tax Receipts Fund Revenue, IL Series B, 6.20%, 12/1/2040	160,000	170,985
Metropolitan Water Reclamation District of Greater Chicago, General Obligation, IL 5.72%, 12/1/2038	335,000	355,721
Sales Tax Securitization Corp. Revenue, IL:
Series B, 3.24%, 1/1/2042	385,000	311,107
Series B, 3.59%, 1/1/2043	275,000	230,804
Series B, 3.82%, 1/1/2048	100,000	81,092
Series A, 4.64%, 1/1/2040	95,000	91,069
Series A, 4.79%, 1/1/2048	100,000	93,390
State of Illinois, General Obligation, IL:
5.10%, 6/1/2033	1,100,000	1,091,994
Series 3, 6.73%, 4/1/2035	184,616	194,599
7.35%, 7/1/2035	780,000	844,411
		4,760,458
INDIANA — 0.0% (a)
Indiana Finance Authority Revenue, IN 3.05%, 1/1/2051	125,000	93,498
KANSAS — 0.0% (a)
Kansas Development Finance Authority Revenue, KS:
Series K, BAM, 2.77%, 5/1/2051 (g)	100,000	69,955
Series H, 4.93%, 4/15/2045	90,000	87,245
		157,200
LOUISIANA — 0.0% (a)
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, LA:
Series A, 3.62%, 2/1/2029	245,124	240,171
Series A, 4.48%, 8/1/2039	165,000	155,400
Series A1, 5.05%, 12/1/2034	250,000	252,500
Series A1, 5.08%, 6/1/2031	184,690	185,578
State of Louisiana Gasoline & Fuels Tax Revenue, LA Series A, 2.95%, 5/1/2041	330,000	254,033
		1,087,682
Security Description	Principal Amount	Value
MARYLAND — 0.0% (a)
Maryland Health & Higher Educational Facilities Authority Revenue, MD:
Series D, 3.05%, 7/1/2040	$365,000	$273,582
Series D, 3.20%, 7/1/2050	276,000	196,945
		470,527
MASSACHUSETTS — 0.0% (a)
Commonwealth of Massachusetts Revenue, MA Series B, 4.11%, 7/15/2031	211,017	208,420
Commonwealth of Massachusetts Transportation Fund Revenue, MA 5.73%, 6/1/2040	125,000	129,770
Commonwealth of Massachusetts, General Obligation, MA:
Series H, 2.90%, 9/1/2049	75,000	53,869
4.91%, 5/1/2029	135,000	134,447
Series E, 5.46%, 12/1/2039	410,000	418,559
Massachusetts School Building Authority Revenue, MA:
Series B, 1.75%, 8/15/2030	300,000	258,854
Series C, 2.95%, 5/15/2043	400,000	302,082
Series B, 3.40%, 10/15/2040	145,000	122,388
		1,628,389
MICHIGAN — 0.0% (a)
Michigan Finance Authority Revenue, MI Series T, 3.38%, 12/1/2040	140,000	114,586
Michigan State Building Authority Revenue, MI Series II, 2.71%, 10/15/2040	300,000	227,449
Michigan State University Revenue, MI Series A, 4.17%, 8/15/2122	250,000	196,430
Michigan Strategic Fund Revenue, MI Series A, 3.23%, 9/1/2047	35,000	26,931
University of Michigan Revenue, MI:
Series B, 2.44%, 4/1/2040	600,000	443,439
Series B, 2.56%, 4/1/2050	500,000	329,154
Series C, 3.60%, 4/1/2047	395,000	336,997
		1,674,986
MINNESOTA — 0.0% (a)
University of Minnesota Revenue, MN 4.05%, 4/1/2052	275,000	240,446
MISSISSIPPI — 0.0% (a)
State of Mississippi, General Obligation, MS Series F, 5.25%, 11/1/2034	100,000	100,288

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
MISSOURI — 0.0% (a)
Health & Educational Facilities Authority of the State of Missouri Revenue, MO Series A, 3.65%, 8/15/2057	$285,000	$224,525
NEBRASKA — 0.0% (a)
University of Nebraska Facilities Corp. Revenue, NE Series A, 3.04%, 10/1/2049	145,000	108,925
NEVADA — 0.0% (a)
County of Clark Department of Aviation Revenue, NV Series C, 6.82%, 7/1/2045	115,000	135,934
NEW HAMPSHIRE — 0.0% (a)
New Hampshire Business Finance Authority Revenue, NH 3.30%, 4/1/2032	200,000	155,614
NEW JERSEY — 0.0% (a)
New Jersey Economic Development Authority Revenue, NJ Series A, 7.43%, 2/15/2029 (g)	553,000	592,730
New Jersey Transportation Trust Fund Authority Revenue, NJ:
Series C, 5.75%, 12/15/2028	250,000	252,204
Series B, 6.56%, 12/15/2040	235,000	257,724
New Jersey Turnpike Authority Revenue, NJ Series A, 7.10%, 1/1/2041	335,000	389,238
Rutgers The State University of New Jersey Revenue, NJ:
Series R, 3.27%, 5/1/2043	180,000	145,602
Series P, 3.92%, 5/1/2119	250,000	181,711
Series H, 5.67%, 5/1/2040	205,000	214,705
		2,033,914
NEW YORK — 0.1%
City of New York, General Obligation, NY:
Series A2, 5.21%, 10/1/2031	165,000	165,537
Series B-2, 5.26%, 10/1/2052	220,000	228,893
Series C1, 5.52%, 10/1/2037	325,000	330,955
Series B-1, 5.83%, 10/1/2053	285,000	318,011
Metropolitan Transportation Authority Revenue, NY:
Series C2, 5.18%, 11/15/2049	365,000	338,437
6.67%, 11/15/2039	295,000	324,500
Series E, 6.81%, 11/15/2040	100,000	111,142
New York City Municipal Water Finance Authority Revenue, NY:
Series AA, 5.44%, 6/15/2043	160,000	159,683
Series GG, 5.72%, 6/15/2042	215,000	222,463
Security Description	Principal Amount	Value
Series AA-2, 5.75%, 6/15/2041	$195,000	$202,988
Series EE, 6.01%, 6/15/2042	300,000	319,962
New York City Transitional Finance Authority Future Tax Secured Revenue, NY:
5.51%, 8/1/2037	100,000	101,929
Series B, 5.77%, 8/1/2036	505,000	520,697
New York State Dormitory Authority Revenue, NY:
Series D, 5.60%, 3/15/2040	135,000	136,155
Series F, 5.63%, 3/15/2039	200,000	204,919
New York State Urban Development Corp. Revenue, NY Series B, 3.90%, 3/15/2033	725,000	691,544
Port Authority of New York & New Jersey Revenue, NY:
3.14%, 2/15/2051	235,000	177,288
3.18%, 7/15/2060	395,000	273,707
Series 215, 3.29%, 8/1/2069	700,000	478,302
4.03%, 9/1/2048	410,000	347,513
Series 201, 4.23%, 10/15/2057	125,000	108,185
4.46%, 10/1/2062	100,000	89,551
Series 192, 4.81%, 10/15/2065	150,000	143,108
4.93%, 10/1/2051	220,000	214,245
5.65%, 11/1/2040	575,000	615,500
		6,825,214
NORTH CAROLINA — 0.0% (a)
Charlotte-Mecklenburg Hospital Authority Revenue, NC Series A, 3.20%, 1/15/2051	125,000	88,645
OHIO — 0.0% (a)
American Municipal Power, Inc. Revenue, OH:
Series B, 6.45%, 2/15/2044	50,000	54,306
Series B, 8.08%, 2/15/2050	215,000	284,974
JobsOhio Beverage System Revenue, OH:
Series A, 2.83%, 1/1/2038	80,000	65,390
Series B, 3.99%, 1/1/2029	280,000	275,780
Ohio State University Revenue, OH Series C, 4.91%, 6/1/2040	350,000	345,009
		1,025,459
OKLAHOMA — 0.0% (a)
Oklahoma Development Finance Authority Revenue, OK:
Series A-2, 4.62%, 6/1/2044	100,000	95,859
Series A-2, 4.85%, 2/1/2045	100,000	97,790
Series A-3, 5.09%, 2/1/2052	155,000	154,186
		347,835

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
OREGON — 0.0% (a)
Oregon School Boards Association, General Obligation, OR Series B, 5.68%, 6/30/2028 (g)	$115,000	$117,151
Port of Morrow Revenue, OR Series 1, 2.54%, 9/1/2040	310,000	231,070
		348,221
PENNSYLVANIA — 0.0% (a)
Commonwealth Financing Authority Revenue, PA Series A, 4.14%, 6/1/2038	205,000	191,877
Pennsylvania State University Revenue, PA:
Series D, 2.79%, 9/1/2043	250,000	185,094
Series D, 2.84%, 9/1/2050	250,000	177,350
Pennsylvania Turnpike Commission Revenue, PA Series B, 5.51%, 12/1/2045	325,000	332,565
State Public School Building Authority Revenue, PA Series A, 5.00%, 9/15/2027	110,000	110,224
University of Pittsburgh-of the Commonwealth System of Higher Education Revenue, PA Series A, 3.56%, 9/15/2119	200,000	132,358
		1,129,468
TENNESSEE — 0.0% (a)
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, TN Series B, 4.05%, 7/1/2026	120,000	117,475
TEXAS — 0.1%
Board of Regents of the University of Texas System Revenue, TX:
Series B, 2.44%, 8/15/2049	50,000	32,025
Series A, 3.35%, 8/15/2047	275,000	210,803
Series C, 4.79%, 8/15/2046	200,000	190,441
City of Houston, General Obligation, TX:
3.96%, 3/1/2047	700,000	605,997
Series A, 6.29%, 3/1/2032	75,000	79,397
City of San Antonio Electric & Gas Systems Revenue, TX:
4.43%, 2/1/2042	150,000	140,879
Series C, 5.99%, 2/1/2039	530,000	570,994
Dallas Area Rapid Transit Revenue, TX Series A, 2.61%, 12/1/2048	175,000	121,195
Dallas Convention Center Hotel Development Corp. Revenue, TX 7.09%, 1/1/2042	225,000	256,503
Security Description	Principal Amount	Value
Dallas Fort Worth International Airport Revenue, TX:
Series C, 2.84%, 11/1/2046	$350,000	$259,417
Series C, 2.92%, 11/1/2050	40,000	28,881
Series A, 2.99%, 11/1/2038	310,000	260,288
Series C, 3.09%, 11/1/2040	305,000	245,985
Series A, 3.14%, 11/1/2045	100,000	77,269
Series A, 4.51%, 11/1/2051	250,000	229,723
Grand Parkway Transportation Corp. Revenue, TX Series B, 3.24%, 10/1/2052	405,000	297,846
North Texas Tollway Authority Revenue, TX:
Series A, 3.01%, 1/1/2043	330,000	252,126
Series B, 6.72%, 1/1/2049	75,000	88,563
Permanent University Fund - Texas A&M University System Revenue, TX Series B, 3.66%, 7/1/2047	160,000	134,298
State of Texas, General Obligation, TX:
3.21%, 4/1/2044	150,000	120,945
Series A, 4.68%, 4/1/2040	200,000	190,375
5.52%, 4/1/2039	330,000	341,962
Texas Private Activity Bond Surface Transportation Corp. Revenue, TX Series B, 3.92%, 12/31/2049	300,000	248,848
Texas Transportation Commission State Highway Fund Revenue, TX Series B, 5.18%, 4/1/2030	165,000	164,739
Texas Transportation Commission, General Obligation, TX:
2.47%, 10/1/2044	200,000	139,353
2.56%, 4/1/2042	210,000	158,273
		5,447,125
VIRGINIA — 0.0% (a)
University of Virginia Revenue, VA:
2.26%, 9/1/2050	190,000	116,156
Series A, 3.23%, 9/1/2119	360,000	223,594
		339,750
WASHINGTON — 0.0% (a)
State of Washington, General Obligation, WA Series F, 5.14%, 8/1/2040	200,000	200,000
WISCONSIN — 0.0% (a)
State of Wisconsin Revenue, WI Series C, 3.15%, 5/1/2027	455,000	436,414
TOTAL MUNICIPAL BONDS & NOTES (Cost $52,934,295)		49,002,212

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
MORTGAGE-BACKED SECURITIES — 0.9%
Bank:
Series 2017-BNK4, Class A3, 3.36%, 5/15/2050	$198,931	$188,020
Series 2017-BNK7, Class A4, 3.18%, 9/15/2060	300,000	280,362
Series 2017-BNK9, Class A4, 3.54%, 11/15/2054	255,000	240,926
Series 2018-BN13, Class A5, 4.22%, 8/15/2061 (c)	390,000	375,784
Series 2018-BN14, Class A4, 4.23%, 9/15/2060 (c)	286,660	276,400
Series 2018-BN15, Class A4, 4.41%, 11/15/2061 (c)	400,000	388,356
Series 2019-BN18, Class A4, 3.58%, 5/15/2062	500,000	453,500
Series 2019-BN24, Class A3, 2.96%, 11/15/2062	1,000,000	895,432
Series 2020-BN25, Class A5, 2.65%, 1/15/2063	600,000	522,981
Series 2020-BN28, Class A4, 1.84%, 3/15/2063	300,000	247,627
Series 2020-BN29, Class A4, 2.00%, 11/15/2053	1,000,000	806,475
Series 2021-BN32, Class A5, 2.64%, 4/15/2054	500,000	430,345
Series 2021-BN36, Class A5, 2.47%, 9/15/2064	1,000,000	842,317
Series 2022-BNK39, Class A4, 2.93%, 2/15/2055 (c)	750,000	647,929
Series 2022-BNK44, Class A5, 5.75%, 11/15/2055 (c)	1,000,000	1,053,717
BBCMS Mortgage Trust:
Series 2019-C3, Class A4, 3.58%, 5/15/2052	500,000	464,203
Series 2019-C5, Class A4, 3.06%, 11/15/2052	500,000	450,993
Series 2020-C8, Class A5, 2.04%, 10/15/2053	750,000	626,059
Series 2022-C14, Class A5, 2.95%, 2/15/2055 (c)	500,000	426,990
Security Description	Principal Amount	Value
Series 2022-C18, Class A5, 5.71%, 12/15/2055 (c)	$600,000	$628,206
Series 2023-C19, Class A5, 5.45%, 4/15/2056	233,333	239,936
Series 2023-C20, Class A5, 5.58%, 7/15/2056	120,000	124,686
Series 2024-C24, Class A5, 5.42%, 2/15/2057	1,350,000	1,387,124
BBCMS Trust Series 2021-C10, Class A5, 2.49%, 7/15/2054	500,000	425,633
Benchmark Mortgage Trust:
Series 2018-B2, Class A5, 3.88%, 2/15/2051 (c)	695,000	659,483
Series 2018-B3, Class A5, 4.03%, 4/10/2051	350,000	332,545
Series 2018-B6, Class A4, 4.26%, 10/10/2051	300,000	283,933
Series 2019-B13, Class A4, 2.95%, 8/15/2057	1,000,000	897,133
Series 2019-B9, Class A5, 4.02%, 3/15/2052	342,857	320,630
Series 2020-B16, Class A5, 2.73%, 2/15/2053	400,000	352,143
Series 2020-B18, Class A5, 1.93%, 7/15/2053	366,146	298,026
Series 2020-B19, Class A5, 1.85%, 9/15/2053	500,000	405,196
Series 2020-B21, Class A5, 1.98%, 12/17/2053	500,000	410,408
Series 2021-B24, Class A5, 2.58%, 3/15/2054	600,000	499,003
Series 2021-B25, Class A5, 2.58%, 4/15/2054	500,000	409,138
Series 2021-B30, Class A5, 2.58%, 11/15/2054	500,000	421,578
Series 2022-B32, Class A5, 3.00%, 1/15/2055 (c)	1,000,000	838,490
Series 2023-B38, Class A4, 5.52%, 4/15/2056	250,000	257,510
Series 2024-V5, Class A3, 5.81%, 1/10/2057	234,375	241,085
Series 2024-V6, Class A3, 5.93%, 3/15/2029	355,769	368,189
Series 2021-B28, Class A5, VRN, 2.22%, 8/15/2054	950,000	782,199
BMO Mortgage Trust Series 2024-C8, Class A5, 5.60%, 3/15/2057 (c)	315,000	327,255
CD Mortgage Trust Series 2019-CD8, Class A4, 2.91%, 8/15/2057	1,500,000	1,336,882
CFCRE Commercial Mortgage Trust Series 2016-C3, Class A3, 3.87%, 1/10/2048	350,000	337,167

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Citigroup Commercial Mortgage Trust:
Series 2015-GC33, Class A4, 3.78%, 9/10/2058	$1,200,000	$1,159,426
Series 2016-GC37, Class A4, 3.31%, 4/10/2049	1,950,000	1,857,674
Series 2017-P8, Class A4, 3.47%, 9/15/2050	500,000	469,798
Series 2019-GC43, Class A4, 3.04%, 11/10/2052	750,000	662,145
Series 2020-GC46, Class A5, 2.72%, 2/15/2053	300,000	262,783
COMM Mortgage Trust:
Series 2015-CR24, Class A5, 3.70%, 8/10/2048	500,000	486,531
Series 2016-CR28, Class A4, 3.76%, 2/10/2049	616,000	595,443
Series 2017-COR2, Class A2, 3.24%, 9/10/2050	204,235	191,140
Series 2017-COR2, Class A3, 3.51%, 9/10/2050	650,000	608,651
Series 2018-COR3, Class A3, 4.23%, 5/10/2051	1,000,000	944,307
Series 2019-GC44, Class A5, 2.95%, 8/15/2057	500,000	443,981
CSAIL Commercial Mortgage Trust:
Series 2017-C8, Class A4, 3.39%, 6/15/2050	500,000	459,907
Series 2017-CX10, Class A5, 3.46%, 11/15/2050 (c)	500,000	458,895
Series 2018-C14, Class A4, 4.42%, 11/15/2051 (c)	500,000	481,915
Series 2018-CX12, Class A4, 4.22%, 8/15/2051 (c)	500,000	478,835
Series 2019-C17, Class A5, 3.02%, 9/15/2052	1,000,000	884,872
DBJPM Mortgage Trust Series 2016-C1, Class A4, 3.28%, 5/10/2049	2,000,000	1,909,561
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates:
Series K-1512, Class A3, 3.06%, 4/25/2034	1,000,000	843,535
Security Description	Principal Amount	Value
Series K-154, Class A2, 4.35%, 1/25/2033 (c)	$250,000	$243,521
Series K-155, Class A2, 4.25%, 4/25/2033	3,000,000	2,899,616
Series K-156, Class A2, 4.43%, 2/25/2033 (c)	489,947	479,885
Series K-157, Class A2, 4.20%, 5/25/2033	153,046	147,262
Series K-160, Class A2, 4.50%, 8/25/2033 (c)	1,000,000	983,546
Series K-161, Class A2, 4.90%, 10/25/2033	1,425,000	1,443,689
Series K508, Class A2, 4.74%, 8/25/2028 (c)	1,500,000	1,499,358
Series K511, Class A2, 4.86%, 10/25/2028	1,406,250	1,413,427
Series K512, Class A2, 5.00%, 11/25/2028	249,946	252,656
Series K513, Class A2, 4.72%, 12/25/2028 (c)	875,000	875,341
Series K518, Class A2, 5.40%, 1/25/2029	750,000	770,794
Series K751, Class A2, 4.41%, 3/25/2030	1,000,000	985,275
GS Mortgage Securities Trust:
Series 2015-GC30, Class A4, 3.38%, 5/10/2050	1,600,000	1,554,340
Series 2017-GS5, Class A3, 3.41%, 3/10/2050	914,068	847,508
Series 2017-GS6, Class A3, 3.43%, 5/10/2050	500,000	466,831
Series 2017-GS7, Class A4, 3.43%, 8/10/2050	500,000	467,415
Series 2019-GC42, Class A4, 3.00%, 9/10/2052	1,000,000	894,488
Series 2019-GC38, Class A4, VRN, 3.97%, 2/10/2052	750,000	711,132
JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1, Class AS, VRN, 4.12%, 1/15/2049 (c)	1,250,000	1,198,978
JPMBB Commercial Mortgage Securities Trust:
Series 2015-C29, Class A4, 3.61%, 5/15/2048	220,000	214,266
Series 2015-C29, Class B, VRN, 4.12%, 5/15/2048 (c)	500,000	474,701
JPMDB Commercial Mortgage Securities Trust:
Series 2017-C5, Class ASB, 3.49%, 3/15/2050	300,658	291,894
Series 2017-C7, Class A5, 3.41%, 10/15/2050	500,000	468,323

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series 2020-COR7, Class A5, 2.18%, 5/13/2053	$650,000	$517,100
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2015-C23, Class A4, 3.72%, 7/15/2050	800,000	779,121
Series 2015-C26, Class A5, 3.53%, 10/15/2048	1,000,000	968,336
Morgan Stanley Capital I Trust:
Series 2015-UBS8, Class A3, 3.54%, 12/15/2048	397,990	386,714
Series 2017-HR2, Class A4, 3.59%, 12/15/2050	750,000	705,320
Series 2018-H3, Class A5, 4.18%, 7/15/2051	742,000	709,169
Series 2019-L3, Class A4, 3.13%, 11/15/2052	500,000	448,548
Series 2020-HR8, Class A4, 2.04%, 7/15/2053	500,000	417,193
Series 2021-L6, Class A4, 2.44%, 6/15/2054 (c)	500,000	416,570
UBS Commercial Mortgage Trust:
Series 2017-C4, Class A4, 3.56%, 10/15/2050	325,000	301,625
Series 2017-C7, Class A4, 3.68%, 12/15/2050	500,000	469,675
Series 2018-C14, Class A3, 4.18%, 12/15/2051	763,760	734,181
Series 2018-C8, Class A4, 3.98%, 2/15/2051	300,000	283,155
Series 2019-C17, Class ASB, 2.87%, 10/15/2052	400,000	376,833
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC16, Class AS, 4.02%, 8/15/2050	500,000	495,871
Series 2015-P2, Class A4, 3.81%, 12/15/2048	1,335,000	1,293,091
Series 2016-C36, Class A4, 3.07%, 11/15/2059	500,000	469,476
Series 2017-C38, Class A5, 3.45%, 7/15/2050	500,000	470,646
Series 2017-C41, Class A4, 3.47%, 11/15/2050	300,000	281,450
Series 2017-C42, Class A3, 3.33%, 12/15/2050	500,000	458,459
Series 2018-C45, Class A4, 4.18%, 6/15/2051	500,000	481,523
Series 2019-C49, Class A5, 4.02%, 3/15/2052	800,000	763,033
Series 2019-C50, Class A5, 3.73%, 5/15/2052	175,000	162,728
Security Description	Principal Amount	Value
Series 2019-C52, Class A5, 2.89%, 8/15/2052	$1,000,000	$891,852
Series 2019-C53, Class A4, 3.04%, 10/15/2052	800,000	720,344
Series 2020-C56, Class A5, 2.45%, 6/15/2053	148,500	127,498
Series 2021-C59, Class A5, 2.63%, 4/15/2054	700,000	595,870
TOTAL MORTGAGE-BACKED SECURITIES (Cost $75,858,800)		69,711,020
COMMERCIAL MORTGAGE BACKED SECURITIES — 0.0% (a)
BBCMS Mortgage Trust Series 2023-C22, Class A5, 6.80%, 11/15/2056 (c)	500,000	564,263
Benchmark Mortgage Trust Series 2018-B3, Class A4, 3.76%, 4/10/2051	600,000	571,136
BMO Mortgage Trust Series 2023-C7, Class A5, 6.16%, 12/15/2056	1,500,000	1,620,228
MSWF Commercial Mortgage Trust Series 2023-2, Class A5, 6.01%, 12/15/2056 (c)	388,889	416,122
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $3,015,814)		3,171,749
	Shares
SHORT-TERM INVESTMENTS — 6.6%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (h) (i)	177,821,167	177,874,513
State Street Navigator Securities Lending Portfolio II (j) (k)	337,828,401	337,828,401
TOTAL SHORT-TERM INVESTMENTS (Cost $515,701,651)		515,702,914
TOTAL INVESTMENTS — 105.4% (Cost $8,881,766,507)		8,264,193,951
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.4)%		(425,702,337)
NET ASSETS — 100.0%		$7,838,491,614
(a)	Amount is less than 0.05% of net assets.
(b)	All or a portion of the shares of the security are on loan at March 31, 2024.
(c)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

(d)	Security is currently in default and/or issuer is in bankruptcy.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.2% of net assets as of March 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2024. Maturity date shown is the final maturity.
(g)	Bond is insured by the following:
% of Net Assets
Assured Guaranty Municipal Corp.	0.0% (a)
National Public Finance Guaranty Corp.	0.0% (a)
Build America Mutual Assurance Company	0.0% (a)

(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at March 31, 2024.
(j)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(k)	Investment of cash collateral for securities loaned.
ABS	Asset-Backed Security
CMT	Constant Maturity Treasury
DMTN	Domestic Medium - Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
VRN	Variable Rate Note

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$2,027,245,594	$—	$2,027,245,594
Asset-Backed Securities	—	30,566,568	—	30,566,568
Foreign Government Obligations	—	205,018,604	—	205,018,604
U.S. Government Agency Obligations	—	2,127,191,174	—	2,127,191,174
U.S. Treasury Obligations	—	3,236,584,116	—	3,236,584,116
Municipal Bonds & Notes	—	49,002,212	—	49,002,212
Mortgage-Backed Securities	—	69,711,020	—	69,711,020
Commercial Mortgage Backed Securities	—	3,171,749	—	3,171,749
Short-Term Investments	515,702,914	—	—	515,702,914
TOTAL INVESTMENTS	$515,702,914	$7,748,491,037	$—	$8,264,193,951

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	107,663,770	$107,685,302	$1,038,481,785	$968,332,114	$40,358	$(818)	177,821,167	$177,874,513	$6,168,905
State Street Navigator Securities Lending Portfolio II	138,998,825	138,998,825	3,435,583,403	3,236,753,827	—	—	337,828,401	337,828,401	721,981
Total		$246,684,127	$4,474,065,188	$4,205,085,941	$40,358	$(818)		$515,702,914	$6,890,886
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.3%
ADVERTISING — 0.1%
Interpublic Group of Cos., Inc.:
3.38%, 3/1/2041	$50,000	$37,315
5.40%, 10/1/2048	500,000	468,610
Omnicom Group, Inc.:
2.45%, 4/30/2030	550,000	472,422
4.20%, 6/1/2030	165,000	157,171
Omnicom Group, Inc./Omnicom Capital, Inc. 3.60%, 4/15/2026	100,000	97,148
		1,232,666
AEROSPACE & DEFENSE — 2.0%
Boeing Co.:
2.20%, 2/4/2026	1,535,000	1,437,420
2.25%, 6/15/2026	200,000	185,744
2.60%, 10/30/2025	714,000	679,607
2.70%, 2/1/2027	528,000	486,394
2.75%, 2/1/2026	350,000	331,915
2.95%, 2/1/2030 (a)	540,000	466,231
3.10%, 5/1/2026	115,000	109,204
3.20%, 3/1/2029	149,000	133,199
3.25%, 2/1/2028	300,000	276,132
3.25%, 3/1/2028	125,000	114,575
3.25%, 2/1/2035	650,000	512,057
3.55%, 3/1/2038	134,000	101,049
3.60%, 5/1/2034	50,000	41,469
3.63%, 2/1/2031	170,000	149,688
3.63%, 3/1/2048	55,000	37,533
3.65%, 3/1/2047 (a)	35,000	24,510
3.75%, 2/1/2050	200,000	139,144
3.85%, 11/1/2048	159,000	111,936
3.90%, 5/1/2049	405,000	288,603
4.88%, 5/1/2025	450,000	445,009
5.15%, 5/1/2030	348,000	336,777
5.71%, 5/1/2040	174,000	166,549
5.81%, 5/1/2050	1,371,000	1,296,678
5.88%, 2/15/2040	344,000	330,536
5.93%, 5/1/2060	552,000	517,025
General Dynamics Corp.:
1.15%, 6/1/2026	200,000	184,308
2.63%, 11/15/2027 (a)	100,000	92,891
2.85%, 6/1/2041	575,000	425,661
3.25%, 4/1/2025	306,000	300,100
3.50%, 5/15/2025	132,000	129,705
3.63%, 4/1/2030 (a)	214,000	201,299
3.75%, 5/15/2028 (a)	190,000	184,154
4.25%, 4/1/2040 (a)	87,000	78,752
4.25%, 4/1/2050	100,000	87,316
HEICO Corp.:
5.25%, 8/1/2028 (a)	65,000	65,406
5.35%, 8/1/2033	25,000	25,091
Hexcel Corp. 4.95%, 8/15/2025	400,000	396,608
Security Description	Principal Amount	Value
Howmet Aerospace, Inc.:
5.90%, 2/1/2027	$375,000	$380,520
5.95%, 2/1/2037 (a)	52,000	53,877
6.75%, 1/15/2028	322,000	336,641
L3Harris Technologies, Inc.:
2.90%, 12/15/2029	466,000	415,257
3.85%, 12/15/2026	75,000	72,567
4.40%, 6/15/2028	150,000	146,241
4.85%, 4/27/2035	256,000	244,836
5.05%, 6/1/2029	165,000	164,457
5.25%, 6/1/2031	130,000	129,792
5.35%, 6/1/2034 (a)	300,000	299,727
5.40%, 7/31/2033 (a)	150,000	151,011
5.60%, 7/31/2053	45,000	45,733
6.15%, 12/15/2040	124,000	131,372
Lockheed Martin Corp.:
1.85%, 6/15/2030	211,000	178,044
3.55%, 1/15/2026	200,000	195,234
3.80%, 3/1/2045	324,000	265,567
3.90%, 6/15/2032	395,000	370,992
4.07%, 12/15/2042	446,000	386,232
4.09%, 9/15/2052	600,000	503,538
4.15%, 6/15/2053	253,000	213,312
4.30%, 6/15/2062	150,000	126,963
4.45%, 5/15/2028	70,000	69,355
4.50%, 2/15/2029	175,000	173,554
4.50%, 5/15/2036	50,000	47,524
4.70%, 5/15/2046 (a)	400,000	372,896
4.75%, 2/15/2034 (a)	200,000	197,384
4.80%, 8/15/2034	115,000	113,748
5.20%, 2/15/2055	25,000	24,932
5.20%, 2/15/2064	95,000	94,028
5.25%, 1/15/2033	115,000	118,172
5.70%, 11/15/2054 (a)	175,000	186,489
5.72%, 6/1/2040	94,000	99,068
5.90%, 11/15/2063	142,000	155,577
Series B, 6.15%, 9/1/2036	101,000	110,385
Northrop Grumman Corp.:
3.85%, 4/15/2045	142,000	114,770
4.03%, 10/15/2047	25,000	20,437
4.60%, 2/1/2029 (a)	200,000	197,860
4.70%, 3/15/2033	60,000	58,600
4.75%, 6/1/2043	334,000	307,774
4.90%, 6/1/2034	200,000	196,502
4.95%, 3/15/2053	370,000	347,045
5.15%, 5/1/2040	542,000	531,398
5.20%, 6/1/2054	200,000	194,730
5.25%, 5/1/2050	652,000	638,197
7.75%, 2/15/2031	100,000	114,137
RTX Corp.:
1.90%, 9/1/2031	197,000	158,758
2.25%, 7/1/2030	101,000	86,286
2.38%, 3/15/2032	400,000	329,900
2.82%, 9/1/2051	200,000	127,146
3.03%, 3/15/2052	188,000	124,482

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.13%, 7/1/2050	$100,000	$68,319
3.75%, 11/1/2046	280,000	217,011
3.95%, 8/16/2025	15,000	14,754
4.13%, 11/16/2028	334,000	323,272
4.15%, 5/15/2045	895,000	742,644
4.35%, 4/15/2047	175,000	148,969
4.45%, 11/16/2038	200,000	180,172
4.50%, 6/1/2042	450,000	401,836
4.70%, 12/15/2041	50,000	45,140
4.80%, 12/15/2043	1,036,000	943,879
4.88%, 10/15/2040	200,000	186,894
5.00%, 2/27/2026	45,000	44,922
5.38%, 2/27/2053	198,000	194,862
5.75%, 11/8/2026	300,000	304,740
5.75%, 1/15/2029	250,000	258,760
6.00%, 3/15/2031	235,000	247,086
6.10%, 3/15/2034	100,000	106,950
6.13%, 7/15/2038	1,100,000	1,171,808
6.40%, 3/15/2054	579,000	655,729
		27,271,069
AGRICULTURE — 1.4%
Altria Group, Inc.:
2.35%, 5/6/2025	330,000	319,338
3.40%, 5/6/2030	227,000	206,348
3.40%, 2/4/2041	65,000	47,725
3.70%, 2/4/2051	200,000	139,848
3.88%, 9/16/2046	433,000	323,862
4.25%, 8/9/2042	745,000	610,833
4.40%, 2/14/2026	200,000	197,034
4.50%, 5/2/2043	307,000	258,248
4.80%, 2/14/2029	248,000	245,508
5.80%, 2/14/2039 (a)	185,000	187,646
5.95%, 2/14/2049 (a)	372,000	378,480
6.20%, 11/1/2028	250,000	260,560
6.88%, 11/1/2033 (a)	750,000	815,692
Archer-Daniels-Midland Co.:
2.50%, 8/11/2026 (a)	575,000	543,737
2.70%, 9/15/2051	222,000	141,581
2.90%, 3/1/2032	150,000	129,378
3.25%, 3/27/2030	200,000	182,948
3.75%, 9/15/2047	300,000	232,344
4.50%, 8/15/2033	400,000	386,868
BAT Capital Corp.:
2.26%, 3/25/2028	260,000	231,699
2.73%, 3/25/2031	175,000	147,294
3.22%, 9/6/2026	733,000	697,794
3.46%, 9/6/2029	46,000	41,975
3.56%, 8/15/2027	555,000	525,291
3.73%, 9/25/2040	157,000	116,634
3.98%, 9/25/2050	500,000	351,955
4.39%, 8/15/2037	250,000	210,112
4.54%, 8/15/2047	875,000	674,319
4.70%, 4/2/2027	518,000	509,650
4.74%, 3/16/2032 (a)	250,000	239,167
4.76%, 9/6/2049	350,000	278,985
Security Description	Principal Amount	Value
4.91%, 4/2/2030 (a)	$505,000	$494,092
5.65%, 3/16/2052	40,000	36,149
5.83%, 2/20/2031	70,000	70,913
6.00%, 2/20/2034	245,000	247,989
6.34%, 8/2/2030	100,000	104,222
6.42%, 8/2/2033 (a)	250,000	261,437
7.08%, 8/2/2043	175,000	186,876
7.08%, 8/2/2053	221,000	238,583
BAT International Finance PLC:
1.67%, 3/25/2026	197,000	183,454
4.45%, 3/16/2028	50,000	48,567
Bunge Ltd. Finance Corp.:
1.63%, 8/17/2025	450,000	426,519
2.75%, 5/14/2031	159,000	136,845
Philip Morris International, Inc.:
0.88%, 5/1/2026	178,000	163,447
1.50%, 5/1/2025	111,000	106,641
1.75%, 11/1/2030	200,000	163,186
2.10%, 5/1/2030 (a)	450,000	382,275
2.75%, 2/25/2026	217,000	207,997
3.13%, 8/17/2027	200,000	189,074
3.38%, 8/11/2025	150,000	146,493
3.38%, 8/15/2029 (a)	350,000	324,660
3.88%, 8/21/2042	356,000	284,850
4.13%, 3/4/2043	100,000	82,750
4.25%, 11/10/2044 (a)	200,000	167,628
4.38%, 11/15/2041	50,000	43,205
4.50%, 3/20/2042	850,000	742,985
4.75%, 2/12/2027	70,000	69,570
4.88%, 2/13/2026	231,000	230,261
4.88%, 2/15/2028	200,000	199,570
4.88%, 2/13/2029	250,000	248,627
4.88%, 11/15/2043	415,000	380,190
5.00%, 11/17/2025 (a)	50,000	49,904
5.13%, 11/17/2027 (a)	410,000	412,095
5.13%, 2/15/2030	550,000	550,143
5.13%, 2/13/2031	150,000	149,058
5.25%, 2/13/2034	250,000	247,672
5.38%, 2/15/2033	568,000	572,038
5.63%, 9/7/2033	250,000	255,812
Reynolds American, Inc.:
4.45%, 6/12/2025	715,000	705,555
5.70%, 8/15/2035	150,000	146,601
7.25%, 6/15/2037	50,000	54,008
		19,344,794
AIRLINES — 0.4%
American Airlines Pass-Through Trust:
Series 2021-1, Class A, 2.88%, 1/11/2036	87,359	74,313
Series 2019-1, Class AA, 3.15%, 8/15/2033	78,300	69,607
Series 2016-2, Class AA, 3.20%, 12/15/2029	222,585	204,297

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series 2015-1, Class A, 3.38%, 11/1/2028	$73,633	$69,049
Series 2016-1, Class AA, 3.58%, 7/15/2029	64,315	60,249
Series 2017-1, Class AA, 3.65%, 8/15/2030	198,750	186,563
Series 2014-1, Class A, 3.70%, 4/1/2028	132,037	126,151
Delta Air Lines Pass-Through Trust Series 2020-1, Class AA, 2.00%, 12/10/2029	797,814	720,490
JetBlue Pass-Through Trust:
Series 2019-1, Class AA, 2.75%, 11/15/2033	65,369	55,986
Series 2020-1, Class A, 4.00%, 5/15/2034	420,329	387,838
Southwest Airlines Co.:
2.63%, 2/10/2030 (a)	35,000	30,453
5.13%, 6/15/2027	294,000	293,521
5.25%, 5/4/2025	1,003,000	999,048
Spirit Airlines Pass-Through Trust Series 2015-1A, Class A, 4.10%, 10/1/2029	28,162	25,712
United Airlines Pass-Through Trust:
Series 2019-2, Class AA, 2.70%, 11/1/2033	25,004	21,435
Series 2016-2, Class AA, 2.88%, 4/7/2030	11,006	9,936
Series 2016-1, Class AA, 3.10%, 1/7/2030	131,404	120,349
Series 2018-1, Class AA, 3.50%, 9/1/2031	216,756	198,382
Series 2014-2, Class A, 3.75%, 3/3/2028	19,994	19,206
Series 2014-1, Class A, 4.00%, 10/11/2027	133,764	129,221
Series 2019-1, Class AA, 4.15%, 2/25/2033	7,038	6,559
Series 2013-1, Class A, 4.30%, 2/15/2027	155,327	151,976
Series 2020-1, Class B, 4.88%, 7/15/2027	152,900	150,183
Series 2023-1, Class A, 5.80%, 7/15/2037	1,120,000	1,136,128
Series 2020-1, Class A, 5.88%, 4/15/2029	203,650	203,263
		5,449,915
APPAREL — 0.3%
NIKE, Inc.:
2.38%, 11/1/2026	600,000	565,326
2.85%, 3/27/2030 (a)	180,000	162,686
3.25%, 3/27/2040	280,000	225,139
3.38%, 3/27/2050	150,000	113,403
Security Description	Principal Amount	Value
3.63%, 5/1/2043	$15,000	$12,351
3.88%, 11/1/2045 (a)	213,000	177,919
PVH Corp. 4.63%, 7/10/2025	201,000	198,391
Ralph Lauren Corp. 2.95%, 6/15/2030	50,000	44,831
Tapestry, Inc.:
3.05%, 3/15/2032	1,000	820
4.13%, 7/15/2027	50,000	47,694
7.00%, 11/27/2026	200,000	206,094
7.35%, 11/27/2028	475,000	500,588
7.85%, 11/27/2033	300,000	325,695
VF Corp.:
2.40%, 4/23/2025	222,000	213,750
2.80%, 4/23/2027 (a)	56,000	50,942
2.95%, 4/23/2030 (a)	644,000	532,305
		3,377,934
AUTO MANUFACTURERS — 2.2%
American Honda Finance Corp.:
Series MTN, 1.00%, 9/10/2025	610,000	574,675
Series MTN, 1.20%, 7/8/2025	175,000	166,304
Series MTN, 1.30%, 9/9/2026	200,000	183,224
Series MTN, 2.00%, 3/24/2028	170,000	153,078
Series MTN, 2.35%, 1/8/2027	50,000	46,764
Series GMTN, 3.50%, 2/15/2028	125,000	118,874
4.60%, 4/17/2030 (a)	250,000	246,065
Series A, 4.60%, 4/17/2025	200,000	198,576
4.70%, 1/12/2028 (a)	100,000	99,678
4.90%, 3/12/2027	100,000	99,834
4.90%, 3/13/2029	100,000	99,711
Series GMTN, 4.90%, 1/10/2034	160,000	157,475
Series GMTN, 4.95%, 1/9/2026	95,000	94,767
Series GMTN, 5.13%, 7/7/2028	128,000	129,644
Series GMTN, 5.25%, 7/7/2026	90,000	90,545
5.65%, 11/15/2028	250,000	257,785
Series GMTN, 5.80%, 10/3/2025	250,000	252,462
Series GMTN, 5.85%, 10/4/2030	220,000	230,171
Cummins, Inc.:
0.75%, 9/1/2025 (a)	200,000	188,420
4.90%, 2/20/2029 (a)	110,000	110,672
5.15%, 2/20/2034	65,000	65,568
5.45%, 2/20/2054	115,000	117,601

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Ford Motor Co.:
3.25%, 2/12/2032	$1,300,000	$1,082,055
4.75%, 1/15/2043	427,000	353,740
7.40%, 11/1/2046 (a)	200,000	217,794
Ford Motor Credit Co. LLC:
2.70%, 8/10/2026	200,000	186,514
3.38%, 11/13/2025	100,000	96,233
3.63%, 6/17/2031	340,000	293,927
3.82%, 11/2/2027	150,000	140,549
4.13%, 8/17/2027	125,000	118,649
Series GMTN, 4.39%, 1/8/2026	1,900,000	1,853,393
4.54%, 8/1/2026	500,000	485,445
4.69%, 6/9/2025	200,000	197,438
5.11%, 5/3/2029	1,331,000	1,293,093
5.80%, 3/5/2027	200,000	200,720
5.80%, 3/8/2029	250,000	250,922
6.05%, 3/5/2031	250,000	251,887
6.13%, 3/8/2034	250,000	251,287
6.80%, 5/12/2028	250,000	259,570
6.80%, 11/7/2028	205,000	213,862
6.95%, 3/6/2026	24,000	24,463
7.12%, 11/7/2033	285,000	306,555
7.35%, 11/4/2027	1,125,000	1,180,170
General Motors Co.:
5.20%, 4/1/2045	294,000	264,371
5.40%, 10/15/2029	100,000	100,274
5.40%, 4/1/2048 (a)	160,000	146,637
5.60%, 10/15/2032 (a)	338,000	341,982
6.13%, 10/1/2025	104,000	104,902
6.25%, 10/2/2043 (a)	411,000	420,087
6.60%, 4/1/2036	330,000	350,810
6.75%, 4/1/2046 (a)	196,000	211,027
6.80%, 10/1/2027	100,000	104,766
General Motors Financial Co., Inc.:
1.25%, 1/8/2026	200,000	186,200
2.35%, 1/8/2031 (a)	100,000	82,666
2.40%, 10/15/2028	227,000	201,054
2.70%, 6/10/2031	325,000	270,917
3.10%, 1/12/2032	527,000	446,037
3.60%, 6/21/2030 (a)	500,000	451,460
3.80%, 4/7/2025	140,000	137,432
4.00%, 10/6/2026	2,450,000	2,374,295
5.00%, 4/9/2027	150,000	148,941
5.25%, 3/1/2026	250,000	249,367
5.40%, 5/8/2027	345,000	346,032
5.75%, 2/8/2031	75,000	75,800
5.80%, 6/23/2028	150,000	152,901
5.80%, 1/7/2029	500,000	509,160
5.85%, 4/6/2030 (a)	125,000	127,331
6.00%, 1/9/2028 (a)	251,000	257,423
6.10%, 1/7/2034	1,350,000	1,386,679
6.40%, 1/9/2033	200,000	209,764
Security Description	Principal Amount	Value
Honda Motor Co. Ltd. 2.53%, 3/10/2027	$100,000	$93,798
PACCAR Financial Corp.:
Series MTN, 4.45%, 3/30/2026	225,000	223,351
Series MTN, 4.95%, 10/3/2025	190,000	189,668
Series MTN, 5.00%, 3/22/2034	250,000	251,182
Series MTN, 5.05%, 8/10/2026	250,000	250,887
Series DMTN, 5.20%, 11/9/2026 (a)	100,000	100,878
Toyota Motor Corp. 1.34%, 3/25/2026 (a)	175,000	163,230
Toyota Motor Credit Corp.:
Series MTN, 0.80%, 10/16/2025	164,000	153,773
Series MTN, 1.13%, 6/18/2026	200,000	184,158
Series MTN, 1.15%, 8/13/2027	50,000	44,433
Series MTN, 1.65%, 1/10/2031 (a)	153,000	125,003
1.90%, 9/12/2031	105,000	86,057
Series MTN, 2.15%, 2/13/2030 (a)	250,000	216,410
Series MTN, 3.00%, 4/1/2025	400,000	391,744
Series MTN, 3.05%, 3/22/2027	375,000	356,756
Series MTN, 3.20%, 1/11/2027	72,000	68,891
Series MTN, 3.38%, 4/1/2030	305,000	281,783
3.65%, 1/8/2029 (a)	410,000	390,697
Series MTN, 3.65%, 8/18/2025	90,000	88,291
3.95%, 6/30/2025	467,000	460,429
4.45%, 5/18/2026	483,000	478,402
4.55%, 5/17/2030 (a)	409,000	402,779
Series MTN, 4.55%, 9/20/2027	150,000	148,563
4.63%, 1/12/2028	65,000	64,784
Series MTN, 4.65%, 1/5/2029 (a)	200,000	198,804
4.70%, 1/12/2033 (a)	70,000	69,431
Series MTN, 4.80%, 1/5/2026	200,000	199,366
Series B, 5.00%, 3/19/2027	90,000	90,284
Series MTN, 5.00%, 8/14/2026	200,000	200,274
5.10%, 3/21/2031	200,000	201,634
5.40%, 11/20/2026	315,000	318,717
5.45%, 11/10/2027	310,000	316,122
5.55%, 11/20/2030	500,000	517,555
		29,926,608

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
AUTO PARTS & EQUIPMENT — 0.1%
Aptiv PLC:
3.10%, 12/1/2051	$122,000	$76,723
5.40%, 3/15/2049 (a)	247,000	225,407
Lear Corp. 3.50%, 5/30/2030	384,000	346,084
Magna International, Inc.:
5.05%, 3/14/2029	210,000	209,927
5.50%, 3/21/2033 (a)	316,000	325,028
		1,183,169
BANKS — 21.5%
Australia & New Zealand Banking Group Ltd.:
Series MTN, 3.70%, 11/16/2025	68,000	66,553
4.75%, 1/18/2027 (a)	470,000	469,492
5.00%, 3/18/2026	285,000	284,826
5.09%, 12/8/2025	150,000	150,048
Series 3A2, 5.67%, 10/3/2025	250,000	252,130
Banco Bilbao Vizcaya Argentaria SA:
1.13%, 9/18/2025	751,000	705,564
5.38%, 3/13/2029 (a)	250,000	252,352
1 yr. CMT + 1.95%, 6.03%, 3/13/2035 (a) (b)	250,000	253,580
Banco Santander SA:
1 yr. CMT + 0.90%, 1.72%, 9/14/2027 (b)	200,000	182,446
2.75%, 5/28/2025	996,000	962,754
2.75%, 12/3/2030	250,000	206,450
2.96%, 3/25/2031	664,000	572,335
3.80%, 2/23/2028	175,000	165,671
1 yr. CMT + 2.00%, 4.18%, 3/24/2028 (b)	750,000	723,210
4.25%, 4/11/2027	100,000	96,895
4.38%, 4/12/2028 (a)	1,150,000	1,113,096
5.18%, 11/19/2025	375,000	370,942
1 yr. CMT + 1.25%, 5.55%, 3/14/2028 (b)	200,000	200,088
6.35%, 3/14/2034	215,000	215,194
1 yr. CMT + 1.65%, 6.53%, 11/7/2027 (b)	200,000	205,274
6.61%, 11/7/2028 (a)	300,000	317,283
6.92%, 8/8/2033	400,000	418,292
6.94%, 11/7/2033	400,000	441,352
Bank of America Corp.:
Series MTN, SOFR + 1.01%, 1.20%, 10/24/2026 (b)	324,000	303,339
Series MTN, SOFR + 1.15%, 1.32%, 6/19/2026 (b)	700,000	665,364
Series N, SOFR + 0.91%, 1.66%, 3/11/2027 (b)	357,000	332,524
SOFR + 0.96%, 1.73%, 7/22/2027 (b)	997,000	919,513
Security Description	Principal Amount	Value
Series MTN, SOFR + 1.53%, 1.90%, 7/23/2031 (b)	$51,000	$41,869
Series MTN, SOFR + 1.06%, 2.09%, 6/14/2029 (b)	415,000	366,727
SOFR + 1.22%, 2.30%, 7/21/2032 (b)	400,000	327,412
5 yr. CMT + 1.20%, 2.48%, 9/21/2036 (b)	979,000	782,182
Series MTN, 3 mo. USD Term SOFR + 1.25%, 2.50%, 2/13/2031 (b)	2,635,000	2,267,734
SOFR + 1.21%, 2.57%, 10/20/2032 (b)	830,000	687,331
SOFR + 2.15%, 2.59%, 4/29/2031 (b)	1,038,000	894,891
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (b)	400,000	284,096
SOFR + 1.32%, 2.69%, 4/22/2032 (b)	750,000	633,990
Series MTN, 3 mo. USD Term SOFR + 1.45%, 2.88%, 10/22/2030 (b)	630,000	559,812
SOFR + 1.56%, 2.97%, 7/21/2052 (a) (b)	300,000	202,179
Series MTN, SOFR + 1.33%, 2.97%, 2/4/2033 (b)	150,000	127,263
Series MTN, 3 mo. USD Term SOFR + 1.44%, 3.19%, 7/23/2030 (b)	601,000	545,468
SOFR + 1.58%, 3.31%, 4/22/2042 (b)	586,000	450,904
Series MTN, SOFR + 1.33%, 3.38%, 4/2/2026 (b)	200,000	195,616
3 mo. USD Term SOFR + 1.30%, 3.42%, 12/20/2028 (b)	1,787,000	1,677,564
Series MTN, 3 mo. USD Term SOFR + 1.32%, 3.56%, 4/23/2027 (b)	1,068,000	1,030,652
Series GMTN, 3 mo. USD Term SOFR + 1.63%, 3.59%, 7/21/2028 (b)	1,460,000	1,387,964
3 mo. USD Term SOFR + 1.77%, 3.71%, 4/24/2028 (b)	425,000	406,568
Series MTN, 3 mo. USD Term SOFR + 1.84%, 3.82%, 1/20/2028 (b)	900,000	866,799
5 yr. CMT + 2.00%, 3.85%, 3/8/2037 (b)	4,000	3,537
Series L, 3.95%, 4/21/2025	284,000	279,328
Series MTN, 3 mo. USD Term SOFR + 1.33%, 3.97%, 3/5/2029 (b)	1,005,000	960,820
Series MTN, 3 mo. USD Term SOFR + 1.47%, 3.97%, 2/7/2030 (b)	100,000	94,775

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3 mo. USD Term SOFR + 1.58%, 4.08%, 4/23/2040 (b)	$155,000	$133,985
Series MTN, 3 mo. USD Term SOFR + 3.41%, 4.08%, 3/20/2051 (b)	23,000	18,896
Series L, 4.18%, 11/25/2027	100,000	96,975
3 mo. USD Term SOFR + 2.08%, 4.24%, 4/24/2038 (b)	590,000	530,493
Series MTN, 4.25%, 10/22/2026	475,000	464,859
Series MTN, 3 mo. USD Term SOFR + 1.78%, 4.33%, 3/15/2050 (b)	769,000	659,533
SOFR + 1.58%, 4.38%, 4/27/2028 (b)	345,000	336,848
Series MTN, 3 mo. USD Term SOFR + 2.25%, 4.44%, 1/20/2048 (b)	759,000	665,673
Series MTN, 4.45%, 3/3/2026	2,225,000	2,192,782
Series MTN, SOFR + 1.75%, 4.83%, 7/22/2026 (b)	150,000	148,658
Series MTN, SOFR + 2.04%, 4.95%, 7/22/2028 (b)	200,000	198,422
Series MTN, SOFR + 2.16%, 5.02%, 7/22/2033 (a) (b)	640,000	629,830
SOFR + 1.29%, 5.08%, 1/20/2027 (b)	2,621,000	2,608,865
SOFR + 1.63%, 5.20%, 4/25/2029 (b)	1,037,000	1,038,089
SOFR + 1.91%, 5.29%, 4/25/2034 (b)	590,000	588,389
SOFR + 1.65%, 5.47%, 1/23/2035 (a) (b)	600,000	604,428
SOFR + 1.57%, 5.82%, 9/15/2029 (a) (b)	1,483,000	1,520,861
SOFR + 1.84%, 5.87%, 9/15/2034 (a) (b)	525,000	544,903
Series MTN, 5.88%, 2/7/2042	800,000	854,752
SOFR + 1.34%, 5.93%, 9/15/2027 (b)	400,000	405,428
6.11%, 1/29/2037	617,000	655,476
7.75%, 5/14/2038	600,000	728,268
Bank of America NA:
5.53%, 8/18/2026 (a)	575,000	580,853
5.65%, 8/18/2025	200,000	201,246
6.00%, 10/15/2036	105,000	111,430
Bank of Montreal:
Series MTN, 1.85%, 5/1/2025	173,000	166,630
5 yr. CMT + 1.40%, 3.09%, 1/10/2037 (b)	392,000	321,083
Series MTN, 3.70%, 6/7/2025	115,000	112,836
Security Description	Principal Amount	Value
5 yr. USD Swap + 1.43%, 3.80%, 12/15/2032 (b)	$50,000	$46,543
5.20%, 2/1/2028	25,000	25,186
5.27%, 12/11/2026	845,000	848,617
5.30%, 6/5/2026	500,000	501,400
5.72%, 9/25/2028	250,000	256,930
5.92%, 9/25/2025	5,000	5,051
Bank of New York Mellon SOFR + 1.07%, 5.15%, 5/22/2026 (b)	150,000	149,960
Bank of New York Mellon Corp.:
Series MTN, 1.80%, 7/28/2031	62,000	50,060
Series MTN, 2.05%, 1/26/2027	225,000	208,519
Series MTN, 2.80%, 5/4/2026	100,000	95,581
Series MTN, 3.30%, 8/23/2029	180,000	166,205
Series MTN, 3.40%, 1/29/2028	350,000	332,524
Series MTN, 3 mo. USD Term SOFR + 1.33%, 3.44%, 2/7/2028 (b)	245,000	234,950
SOFR + 1.17%, 4.54%, 2/1/2029 (b)	100,000	98,406
SOFR + 1.76%, 4.60%, 7/26/2030 (b)	80,000	78,597
SOFR + 1.03%, 4.95%, 4/26/2027 (b)	430,000	428,258
Series J, SOFR + 1.61%, 4.97%, 4/26/2034 (b)	100,000	98,117
Series MTN, SOFR + 1.09%, 4.98%, 3/14/2030 (b)	1,000,000	1,000,470
Series MTN, SOFR + 1.80%, 5.80%, 10/25/2028 (b)	245,000	251,664
Series MTN, SOFR + 2.07%, 5.83%, 10/25/2033 (b)	600,000	626,454
Series MTN, SOFR + 1.60%, 6.32%, 10/25/2029 (b)	340,000	358,829
Series MTN, SOFR + 1.85%, 6.47%, 10/25/2034 (a) (b)	1,208,000	1,315,355
Bank of Nova Scotia:
1.05%, 3/2/2026	200,000	185,060
1.30%, 6/11/2025	517,000	493,016
1.30%, 9/15/2026	400,000	365,272
1.35%, 6/24/2026 (a)	100,000	92,165
2.45%, 2/2/2032 (a)	50,000	41,386
2.95%, 3/11/2027	102,000	96,308
4.50%, 12/16/2025	75,000	73,771
5 yr. CMT + 2.05%, 4.59%, 5/4/2037 (b)	200,000	181,418
4.75%, 2/2/2026	40,000	39,721
4.85%, 2/1/2030	760,000	754,650
5.35%, 12/7/2026	500,000	502,495
5.65%, 2/1/2034	500,000	514,780

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Bank OZK 3 mo. USD Term SOFR + 2.09%, 2.75%, 10/1/2031 (b)	$350,000	$289,579
BankUnited, Inc. 4.88%, 11/17/2025	400,000	389,516
Barclays PLC:
1 yr. CMT + 1.90%, 2.65%, 6/24/2031 (b)	258,000	218,007
SOFR + 2.71%, 2.85%, 5/7/2026 (b)	1,571,000	1,522,943
5 yr. CMT + 2.90%, 3.56%, 9/23/2035 (b)	200,000	171,614
1 yr. CMT + 1.70%, 3.81%, 3/10/2042 (b)	400,000	309,008
4.95%, 1/10/2047 (a)	50,000	45,649
3 mo. USD Term SOFR + 1.90%, 4.97%, 5/16/2029 (b)	200,000	195,876
3 mo. USD Term SOFR + 3.05%, 5.09%, 6/20/2030 (b)	240,000	230,851
5.20%, 5/12/2026	620,000	613,626
5.25%, 8/17/2045 (a)	135,000	129,245
1 yr. CMT + 2.30%, 5.30%, 8/9/2026 (b)	100,000	99,510
1 yr. CMT + 2.65%, 5.50%, 8/9/2028 (b)	315,000	314,127
SOFR + 1.49%, 5.67%, 3/12/2028 (b)	200,000	200,690
SOFR + 1.74%, 5.69%, 3/12/2030 (b)	205,000	206,074
1 yr. CMT + 3.00%, 5.75%, 8/9/2033 (a) (b)	225,000	225,520
SOFR + 2.21%, 5.83%, 5/9/2027 (b)	150,000	150,372
SOFR + 2.98%, 6.22%, 5/9/2034 (b)	250,000	257,822
SOFR + 2.22%, 6.49%, 9/13/2029 (b)	400,000	415,788
SOFR + 1.88%, 6.50%, 9/13/2027 (b)	300,000	306,147
SOFR + 2.62%, 6.69%, 9/13/2034 (a) (b)	650,000	692,893
SOFR + 3.57%, 7.12%, 6/27/2034 (a) (b)	616,000	655,720
1 yr. CMT + 3.05%, 7.33%, 11/2/2026 (b)	310,000	317,502
1 yr. CMT + 3.30%, 7.39%, 11/2/2028 (b)	400,000	423,992
1 yr. CMT + 3.50%, 7.44%, 11/2/2033 (b)	911,000	1,012,986
BPCE SA Series MTN, 3.38%, 12/2/2026	100,000	96,132
Security Description	Principal Amount	Value
Canadian Imperial Bank of Commerce:
0.95%, 10/23/2025	$150,000	$140,822
1.25%, 6/22/2026	450,000	414,261
3.30%, 4/7/2025	350,000	342,538
3.95%, 8/4/2025	400,000	392,952
5.00%, 4/28/2028	195,000	194,318
5.99%, 10/3/2028 (a)	200,000	207,546
6.09%, 10/3/2033	625,000	658,037
Citibank NA:
5.49%, 12/4/2026	585,000	591,336
5.80%, 9/29/2028	500,000	517,680
5.86%, 9/29/2025	300,000	302,826
Citigroup, Inc.:
SOFR + 0.77%, 1.12%, 1/28/2027 (b)	437,000	404,242
SOFR + 0.77%, 1.46%, 6/9/2027 (b)	587,000	539,019
SOFR + 1.17%, 2.56%, 5/1/2032 (b)	415,000	345,699
SOFR + 2.11%, 2.57%, 6/3/2031 (b)	623,000	532,534
SOFR + 1.15%, 2.67%, 1/29/2031 (b)	600,000	520,194
SOFR + 1.38%, 2.90%, 11/3/2042 (b)	1,000	717
SOFR + 1.42%, 2.98%, 11/5/2030 (b)	400,000	355,244
SOFR + 1.35%, 3.06%, 1/25/2033 (b)	565,000	479,493
SOFR + 1.28%, 3.07%, 2/24/2028 (b)	160,000	150,522
SOFR + 2.84%, 3.11%, 4/8/2026 (b)	680,000	662,952
3.20%, 10/21/2026	1,162,000	1,106,735
3.40%, 5/1/2026	240,000	231,144
3 mo. USD Term SOFR + 1.41%, 3.52%, 10/27/2028 (b)	225,000	212,236
3 mo. USD Term SOFR + 1.65%, 3.67%, 7/24/2028 (b)	188,000	178,764
3.70%, 1/12/2026	416,000	405,122
SOFR + 1.94%, 3.79%, 3/17/2033 (b)	361,000	322,499
3 mo. USD Term SOFR + 1.82%, 3.89%, 1/10/2028 (b)	277,000	267,058
3 mo. USD Term SOFR + 1.60%, 3.98%, 3/20/2030 (b)	950,000	895,432
3 mo. USD Term SOFR + 1.45%, 4.08%, 4/23/2029 (b)	857,000	820,543
4.13%, 7/25/2028	319,000	305,688

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 2.10%, 4.28%, 4/24/2048 (b)	$175,000	$149,615
4.30%, 11/20/2026	411,000	400,832
4.40%, 6/10/2025	200,000	197,228
SOFR + 3.91%, 4.41%, 3/31/2031 (b)	1,113,000	1,061,245
4.60%, 3/9/2026	650,000	639,938
4.65%, 7/23/2048	287,000	259,709
SOFR + 1.89%, 4.66%, 5/24/2028 (b)	300,000	295,467
4.75%, 5/18/2046	794,000	706,176
SOFR + 2.09%, 4.91%, 5/24/2033 (b)	225,000	216,936
5.30%, 5/6/2044	134,000	130,604
SOFR + 4.55%, 5.32%, 3/26/2041 (b)	650,000	643,883
5.50%, 9/13/2025	200,000	199,974
SOFR + 1.55%, 5.61%, 9/29/2026 (b)	1,627,000	1,629,750
SOFR + 2.66%, 6.17%, 5/25/2034 (b)	915,000	929,640
SOFR + 2.34%, 6.27%, 11/17/2033 (a) (b)	1,835,000	1,937,815
6.63%, 6/15/2032	95,000	101,814
6.68%, 9/13/2043 (a)	200,000	223,722
8.13%, 7/15/2039	280,000	358,820
Citizens Bank NA:
2.25%, 4/28/2025	135,000	129,882
SOFR + 2.00%, 4.58%, 8/9/2028 (b)	220,000	210,476
Citizens Financial Group, Inc.:
2.85%, 7/27/2026 (a)	100,000	93,880
5 yr. CMT + 2.75%, 5.64%, 5/21/2037 (a) (b)	540,000	504,770
SOFR + 2.01%, 5.84%, 1/23/2030 (a) (b)	550,000	549,142
Comerica Bank SOFR + 2.61%, 5.33%, 8/25/2033 (b)	490,000	445,243
Comerica, Inc.:
4.00%, 2/1/2029 (a)	375,000	343,961
SOFR + 2.16%, 5.98%, 1/30/2030 (b)	300,000	296,568
Commonwealth Bank of Australia 5.50%, 9/12/2025 (a)	250,000	251,357
Cooperatieve Rabobank UA:
Series MTN, 3.38%, 5/21/2025	150,000	147,162
3.75%, 7/21/2026	1,250,000	1,201,337
4.38%, 8/4/2025	80,000	78,622
4.80%, 1/9/2029	250,000	248,455
4.85%, 1/9/2026 (a)	320,000	319,277
5.04%, 3/5/2027	250,000	250,780
5.25%, 5/24/2041	285,000	292,079
5.50%, 10/5/2026	267,000	270,046
Security Description	Principal Amount	Value
Series MTN, 5.50%, 7/18/2025	$440,000	$441,624
Credit Suisse AG:
1.25%, 8/7/2026	370,000	337,222
2.95%, 4/9/2025	500,000	486,680
5.00%, 7/9/2027	205,000	203,163
7.50%, 2/15/2028	320,000	345,008
Deutsche Bank AG:
SOFR + 1.87%, 2.13%, 11/24/2026 (b)	421,000	397,213
SOFR + 1.22%, 2.31%, 11/16/2027 (b)	471,000	430,320
SOFR + 1.32%, 2.55%, 1/7/2028 (b)	250,000	229,508
SOFR + 1.72%, 3.04%, 5/28/2032 (a) (b)	200,000	168,384
SOFR + 3.04%, 3.55%, 9/18/2031 (b)	245,000	215,713
SOFR + 2.26%, 3.74%, 1/7/2033 (b)	1,650,000	1,360,293
4.16%, 5/13/2025	300,000	295,626
4.50%, 4/1/2025	150,000	147,548
5 yr. USD ICE Swap + 2.55%, 4.88%, 12/1/2032 (b)	225,000	211,113
SOFR + 1.59%, 5.71%, 2/8/2028 (b)	225,000	224,800
SOFR + 3.18%, 6.72%, 1/18/2029 (b)	307,000	317,429
SOFR + 2.51%, 6.82%, 11/20/2029 (b)	150,000	156,831
SOFR + 3.65%, 7.08%, 2/10/2034 (b)	100,000	102,856
SOFR + 2.52%, 7.15%, 7/13/2027 (b)	530,000	544,739
Discover Bank:
3.45%, 7/27/2026	625,000	595,087
4.65%, 9/13/2028	250,000	241,930
Fifth Third Bancorp:
SOFR + 1.36%, 4.06%, 4/25/2028 (a) (b)	500,000	474,450
SOFR + 2.13%, 4.77%, 7/28/2030 (b)	214,000	206,046
SOFR + 1.84%, 5.63%, 1/29/2032 (b)	245,000	245,367
SOFR + 2.34%, 6.34%, 7/27/2029 (b)	155,000	159,723
SOFR + 2.19%, 6.36%, 10/27/2028 (b)	206,000	210,882
8.25%, 3/1/2038	400,000	479,436
Fifth Third Bank NA:
2.25%, 2/1/2027	50,000	46,229
3.95%, 7/28/2025	125,000	122,481
First Horizon Bank 5.75%, 5/1/2030	100,000	94,656
FNB Corp. 5.15%, 8/25/2025	75,000	73,874

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Goldman Sachs Bank USA SOFR + 0.78%, 5.28%, 3/18/2027 (b)	$1,000,000	$999,170
Goldman Sachs Capital I 6.35%, 2/15/2034	200,000	208,040
Goldman Sachs Group, Inc.:
SOFR + 0.80%, 1.43%, 3/9/2027 (b)	282,000	261,152
SOFR + 0.82%, 1.54%, 9/10/2027 (b)	769,000	702,535
SOFR + 0.91%, 1.95%, 10/21/2027 (b)	845,000	776,834
SOFR + 1.09%, 1.99%, 1/27/2032 (b)	528,000	427,511
SOFR + 1.25%, 2.38%, 7/21/2032 (b)	781,000	640,209
2.60%, 2/7/2030	400,000	350,276
SOFR + 1.28%, 2.62%, 4/22/2032 (b)	320,000	268,394
SOFR + 1.11%, 2.64%, 2/24/2028 (b)	100,000	93,122
SOFR + 1.26%, 2.65%, 10/21/2032 (b)	804,000	669,161
SOFR + 1.47%, 2.91%, 7/21/2042 (b)	225,000	161,622
SOFR + 1.41%, 3.10%, 2/24/2033 (b)	663,000	566,467
SOFR + 1.51%, 3.21%, 4/22/2042 (b)	414,000	310,736
SOFR + 1.63%, 3.44%, 2/24/2043 (b)	200,000	154,628
3.50%, 4/1/2025	794,000	779,192
3.50%, 11/16/2026	228,000	218,486
SOFR + 1.85%, 3.62%, 3/15/2028 (b)	417,000	398,873
3 mo. USD Term SOFR + 1.77%, 3.69%, 6/5/2028 (b)	327,000	312,877
3.75%, 5/22/2025	500,000	490,725
3.75%, 2/25/2026	665,000	649,366
3 mo. USD Term SOFR + 1.42%, 3.81%, 4/23/2029 (b)	675,000	639,731
3.85%, 1/26/2027	450,000	436,275
3 mo. USD Term SOFR + 1.63%, 4.02%, 10/31/2038 (b)	11,000	9,447
3 mo. USD Term SOFR + 1.56%, 4.22%, 5/1/2029 (b)	1,291,000	1,242,342
4.25%, 10/21/2025	350,000	343,731
SOFR + 1.51%, 4.39%, 6/15/2027 (a) (b)	50,000	49,037
3 mo. USD Term SOFR + 1.69%, 4.41%, 4/23/2039 (b)	1,035,000	924,959
Security Description	Principal Amount	Value
Series MTN, 4.80%, 7/8/2044	$684,000	$630,737
SOFR + 1.08%, 5.80%, 8/10/2026 (b)	395,000	396,390
5.95%, 1/15/2027	214,000	218,500
6.13%, 2/15/2033 (a)	525,000	566,354
6.25%, 2/1/2041	250,000	272,002
SOFR + 1.77%, 6.48%, 10/24/2029 (b)	1,250,000	1,316,500
SOFR + 1.95%, 6.56%, 10/24/2034 (a) (b)	1,250,000	1,363,475
6.75%, 10/1/2037	905,000	987,192
HSBC Holdings PLC:
SOFR + 1.29%, 1.59%, 5/24/2027 (b)	855,000	786,720
SOFR + 1.54%, 1.65%, 4/18/2026 (b)	373,000	357,386
SOFR + 1.73%, 2.01%, 9/22/2028 (b)	391,000	349,382
SOFR + 1.93%, 2.10%, 6/4/2026 (b)	800,000	767,208
SOFR + 1.29%, 2.21%, 8/17/2029 (a) (b)	785,000	688,076
SOFR + 1.10%, 2.25%, 11/22/2027 (b)	200,000	184,364
SOFR + 1.19%, 2.80%, 5/24/2032 (b)	1,000,000	837,300
SOFR + 2.39%, 2.85%, 6/4/2031 (b)	250,000	215,548
SOFR + 1.41%, 2.87%, 11/22/2032 (a) (b)	613,000	512,143
3.90%, 5/25/2026	650,000	632,749
3 mo. USD Term SOFR + 1.87%, 3.97%, 5/22/2030 (b)	750,000	700,110
3 mo. USD Term SOFR + 1.81%, 4.04%, 3/13/2028 (b)	1,103,000	1,063,127
4.25%, 8/18/2025	55,000	53,903
3 mo. USD Term SOFR + 1.61%, 4.29%, 9/12/2026 (b)	500,000	490,800
4.30%, 3/8/2026	405,000	397,593
3 mo. USD Term SOFR + 1.80%, 4.58%, 6/19/2029 (b)	350,000	339,244
SOFR + 2.11%, 4.76%, 6/9/2028 (b)	708,000	694,031
SOFR + 2.53%, 4.76%, 3/29/2033 (b)	300,000	278,664
SOFR + 2.61%, 5.21%, 8/11/2028 (b)	323,000	322,196
SOFR + 2.87%, 5.40%, 8/11/2033 (a) (b)	550,000	548,427
SOFR + 1.46%, 5.55%, 3/4/2030 (b)	350,000	352,205

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.78%, 5.72%, 3/4/2035 (a) (b)	$350,000	$354,151
SOFR + 1.57%, 5.89%, 8/14/2027 (b)	679,000	684,765
6.10%, 1/14/2042 (a)	561,000	607,081
SOFR + 2.39%, 6.25%, 3/9/2034 (a) (b)	1,085,000	1,143,709
SOFR + 2.65%, 6.33%, 3/9/2044 (b)	725,000	777,599
6.50%, 9/15/2037	200,000	208,176
SOFR + 2.98%, 6.55%, 6/20/2034 (a) (b)	1,275,000	1,319,140
6.80%, 6/1/2038	185,000	196,846
SOFR + 3.03%, 7.34%, 11/3/2026 (b)	100,000	102,938
SOFR + 3.35%, 7.39%, 11/3/2028 (b)	508,000	540,390
SOFR + 3.02%, 7.40%, 11/13/2034 (b)	600,000	655,956
SOFR + 4.25%, 8.11%, 11/3/2033 (b)	100,000	114,384
HSBC USA, Inc. 5.29%, 3/4/2027	350,000	352,100
Huntington Bancshares, Inc.:
2.55%, 2/4/2030	100,000	84,902
4.00%, 5/15/2025	25,000	24,548
SOFR + 1.97%, 4.44%, 8/4/2028 (b)	25,000	24,122
SOFR + 1.87%, 5.71%, 2/2/2035 (b)	500,000	498,960
Huntington National Bank:
SOFR + 1.65%, 4.55%, 5/17/2028 (b)	95,000	92,026
5.65%, 1/10/2030	200,000	201,224
ING Groep NV:
3.95%, 3/29/2027	380,000	366,974
SOFR + 1.83%, 4.02%, 3/28/2028 (b)	400,000	385,460
SOFR + 2.07%, 4.25%, 3/28/2033 (a) (b)	1,575,000	1,457,552
SOFR + 1.44%, 5.34%, 3/19/2030 (b)	210,000	209,475
SOFR + 1.77%, 5.55%, 3/19/2035 (b)	250,000	248,252
JPMorgan Chase & Co.:
3 mo. USD Term SOFR + 0.70%, 1.04%, 2/4/2027 (b)	625,000	578,125
SOFR + 0.80%, 1.05%, 11/19/2026 (b)	1,764,000	1,645,424
SOFR + 0.77%, 1.47%, 9/22/2027 (b)	93,000	84,840
SOFR + 0.89%, 1.58%, 4/22/2027 (b)	300,000	278,208
3 mo. USD Term SOFR + 1.11%, 1.76%, 11/19/2031 (b)	400,000	324,292
Security Description	Principal Amount	Value
SOFR + 1.07%, 1.95%, 2/4/2032 (b)	$352,000	$286,616
SOFR + 1.02%, 2.07%, 6/1/2029 (b)	904,000	801,749
SOFR + 1.85%, 2.08%, 4/22/2026 (b)	1,389,000	1,338,857
SOFR + 1.89%, 2.18%, 6/1/2028 (b)	328,000	300,182
SOFR + 2.04%, 2.52%, 4/22/2031 (b)	568,000	491,400
SOFR + 1.18%, 2.55%, 11/8/2032 (b)	100,000	83,155
3 mo. USD Term SOFR + 1.51%, 2.74%, 10/15/2030 (b)	1,668,000	1,477,298
2.95%, 10/1/2026	150,000	142,986
SOFR + 1.17%, 2.95%, 2/24/2028 (b)	348,000	326,977
3 mo. USD Term SOFR + 2.52%, 2.96%, 5/13/2031 (b)	975,000	853,271
SOFR + 1.26%, 2.96%, 1/25/2033 (b)	811,000	692,667
3 mo. USD Term SOFR + 2.46%, 3.11%, 4/22/2041 (b)	490,000	373,375
SOFR + 2.44%, 3.11%, 4/22/2051 (b)	525,000	365,899
SOFR + 1.46%, 3.16%, 4/22/2042 (b)	150,000	113,934
3.20%, 6/15/2026	100,000	96,226
SOFR + 1.58%, 3.33%, 4/22/2052 (b)	478,000	346,225
3 mo. USD Term SOFR + 1.21%, 3.51%, 1/23/2029 (b)	559,000	528,708
3 mo. USD Term SOFR + 1.64%, 3.54%, 5/1/2028 (b)	600,000	573,204
3 mo. USD Term SOFR + 1.42%, 3.70%, 5/6/2030 (b)	411,000	385,017
3 mo. USD Term SOFR + 1.60%, 3.78%, 2/1/2028 (b)	1,324,000	1,275,118
3 mo. USD Term SOFR + 1.62%, 3.88%, 7/24/2038 (b)	325,000	280,563
3 mo. USD Term SOFR + 1.48%, 3.90%, 1/23/2049 (b)	653,000	531,914
3 mo. USD Term SOFR + 1.51%, 3.96%, 1/29/2027 (b)	250,000	244,152
3 mo. USD Term SOFR + 1.64%, 3.96%, 11/15/2048 (b)	825,000	674,842

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.38%, 4.01%, 4/23/2029 (b)	$150,000	$143,706
3 mo. USD Term SOFR + 1.72%, 4.03%, 7/24/2048 (b)	1,000,000	828,710
SOFR + 1.32%, 4.08%, 4/26/2026 (b)	100,000	98,471
4.13%, 12/15/2026	300,000	292,512
3 mo. USD Term SOFR + 1.52%, 4.20%, 7/23/2029 (b)	695,000	670,244
4.25%, 10/1/2027	100,000	97,748
3 mo. USD Term SOFR + 1.84%, 4.26%, 2/22/2048 (b)	280,000	241,318
3 mo. USD Term SOFR + 1.59%, 4.45%, 12/5/2029 (a) (b)	300,000	292,491
3 mo. USD Term SOFR + 3.79%, 4.49%, 3/24/2031 (b)	775,000	749,324
SOFR + 1.75%, 4.57%, 6/14/2030 (b)	350,000	341,271
SOFR + 1.80%, 4.59%, 4/26/2033 (b)	410,000	392,518
SOFR + 1.99%, 4.85%, 7/25/2028 (b)	95,000	94,223
SOFR + 2.08%, 4.91%, 7/25/2033 (b)	425,000	415,811
SOFR + 1.31%, 5.01%, 1/23/2030 (b)	100,000	99,596
SOFR + 1.19%, 5.04%, 1/23/2028 (b)	425,000	423,504
SOFR + 1.45%, 5.30%, 7/24/2029 (b)	250,000	251,875
SOFR + 1.85%, 5.35%, 6/1/2034 (b)	802,000	805,408
5.40%, 1/6/2042	575,000	586,155
5.50%, 10/15/2040	100,000	102,357
5.60%, 7/15/2041	190,000	198,903
SOFR + 2.58%, 5.72%, 9/14/2033 (b)	2,844,000	2,900,311
SOFR + 1.33%, 6.07%, 10/22/2027 (b)	1,058,000	1,079,435
SOFR + 1.57%, 6.09%, 10/23/2029 (b)	1,349,000	1,401,800
SOFR + 1.81%, 6.25%, 10/23/2034 (b)	385,000	411,303
7.63%, 10/15/2026	125,000	132,530
7.75%, 7/15/2025	500,000	516,765
8.00%, 4/29/2027	25,000	27,194
8.75%, 9/1/2030	50,000	59,687
JPMorgan Chase Bank NA 5.11%, 12/8/2026	1,350,000	1,353,685
KeyBank NA:
3.30%, 6/1/2025	350,000	338,765
Security Description	Principal Amount	Value
3.40%, 5/20/2026 (a)	$150,000	$141,164
3.90%, 4/13/2029	295,000	264,689
4.15%, 8/8/2025 (a)	300,000	291,678
5.00%, 1/26/2033	450,000	417,078
5.85%, 11/15/2027 (a)	150,000	148,610
KeyCorp:
Series MTN, 2.55%, 10/1/2029	200,000	169,156
Series MTN, 4.15%, 10/29/2025	125,000	121,753
Series MTN, SOFR + 2.06%, 4.79%, 6/1/2033 (b)	150,000	137,409
SOFR + 2.42%, 6.40%, 3/6/2035 (b)	350,000	357,770
Lloyds Banking Group PLC:
1 yr. CMT + 0.85%, 1.63%, 5/11/2027 (b)	618,000	569,042
5 yr. CMT + 1.50%, 3.37%, 12/14/2046 (b)	175,000	122,194
3 mo. USD Term SOFR + 1.21%, 3.57%, 11/7/2028 (b)	311,000	291,634
1 yr. CMT + 1.80%, 3.75%, 3/18/2028 (a) (b)	225,000	215,460
4.34%, 1/9/2048 (a)	200,000	159,110
4.38%, 3/22/2028 (a)	110,000	106,773
4.45%, 5/8/2025	595,000	587,753
4.65%, 3/24/2026	300,000	294,231
1 yr. CMT + 1.75%, 4.72%, 8/11/2026 (b)	300,000	296,382
1 yr. CMT + 2.30%, 4.98%, 8/11/2033 (b)	640,000	616,480
1 yr. CMT + 1.38%, 5.46%, 1/5/2028 (b)	650,000	650,039
1 yr. CMT + 1.75%, 5.68%, 1/5/2035 (a) (b)	440,000	442,697
1 yr. CMT + 1.70%, 5.87%, 3/6/2029 (a) (b)	200,000	203,250
1 yr. CMT + 1.48%, 5.99%, 8/7/2027 (b)	475,000	479,398
1 yr. CMT + 3.75%, 7.95%, 11/15/2033 (b)	270,000	304,339
M&T Bank Corp.:
SOFR + 1.85%, 5.05%, 1/27/2034 (b)	150,000	139,464
SOFR + 2.26%, 6.08%, 3/13/2032 (b)	125,000	124,814
SOFR + 2.80%, 7.41%, 10/30/2029 (b)	385,000	406,129
Manufacturers & Traders Trust Co.:
4.65%, 1/27/2026 (a)	440,000	430,399
4.70%, 1/27/2028	150,000	144,585
5.40%, 11/21/2025	100,000	99,113
Mitsubishi UFJ Financial Group, Inc.:
1.41%, 7/17/2025	600,000	570,654

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
1 yr. CMT + 0.75%, 1.54%, 7/20/2027 (b)	$620,000	$571,026
1 yr. CMT + 0.67%, 1.64%, 10/13/2027 (b)	725,000	663,440
2.05%, 7/17/2030	100,000	83,790
1 yr. CMT + 0.95%, 2.31%, 7/20/2032 (b)	1,000	833
1 yr. CMT + 0.83%, 2.34%, 1/19/2028 (b)	630,000	583,834
2.76%, 9/13/2026	464,000	438,703
1 yr. CMT + 1.10%, 2.85%, 1/19/2033 (b)	2,258,000	1,921,626
3.20%, 7/18/2029	934,000	855,656
3.68%, 2/22/2027	100,000	96,723
3.75%, 7/18/2039 (a)	85,000	73,120
1 yr. CMT + 1.13%, 3.84%, 4/17/2026 (b)	50,000	49,124
3.85%, 3/1/2026	332,000	324,201
1 yr. CMT + 1.95%, 5.02%, 7/20/2028 (a) (b)	174,000	173,448
1 yr. CMT + 2.13%, 5.13%, 7/20/2033 (a) (b)	400,000	400,016
1 yr. CMT + 1.90%, 5.35%, 9/13/2028 (b)	50,000	50,245
1 yr. CMT + 2.13%, 5.47%, 9/13/2033 (a) (b)	30,000	30,710
Mizuho Financial Group, Inc.:
1 yr. CMT + 0.75%, 1.55%, 7/9/2027 (b)	64,000	58,831
3 mo. USD Term SOFR + 1.53%, 1.98%, 9/8/2031 (b)	130,000	106,776
3 mo. USD Term SOFR + 1.09%, 2.23%, 5/25/2026 (b)	329,000	317,159
1 yr. CMT + 0.90%, 2.26%, 7/9/2032 (b)	25,000	20,432
1 yr. CMT + 0.90%, 2.65%, 5/22/2026 (b)	150,000	145,350
2.84%, 9/13/2026	100,000	94,645
3 mo. USD Term SOFR + 1.57%, 2.87%, 9/13/2030 (b)	60,000	53,303
3 mo. USD Term SOFR + 1.39%, 3.15%, 7/16/2030 (b)	250,000	226,498
3.17%, 9/11/2027	85,000	79,723
3 mo. USD Term SOFR + 1.53%, 4.25%, 9/11/2029 (b)	200,000	192,580
1 yr. CMT + 1.12%, 5.38%, 5/26/2030 (b)	200,000	200,940
1 yr. CMT + 1.50%, 5.67%, 5/27/2029 (a) (b)	1,050,000	1,068,564
1 yr. CMT + 1.65%, 5.74%, 5/27/2031 (a) (b)	160,000	164,283
Security Description	Principal Amount	Value
1 yr. CMT + 1.80%, 5.75%, 5/27/2034 (b)	$266,000	$273,749
1 yr. CMT + 1.90%, 5.75%, 7/6/2034 (b)	245,000	252,514
1 yr. CMT + 1.65%, 5.78%, 7/6/2029 (b)	700,000	715,589
Morgan Stanley:
SOFR + 0.72%, 0.99%, 12/10/2026 (b)	1,160,000	1,074,833
Series MTN, SOFR + 1.03%, 1.79%, 2/13/2032 (b)	550,000	439,725
SOFR + 1.99%, 2.19%, 4/28/2026 (b)	1,372,000	1,323,884
Series GMTN, SOFR + 1.18%, 2.24%, 7/21/2032 (b)	387,000	315,587
SOFR + 1.00%, 2.48%, 1/21/2028 (b)	705,000	655,777
SOFR + 1.36%, 2.48%, 9/16/2036 (b)	756,000	597,580
Series MTN, SOFR + 1.20%, 2.51%, 10/20/2032 (b)	359,000	296,645
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (b)	1,009,000	881,816
Series MTN, SOFR + 1.43%, 2.80%, 1/25/2052 (b)	257,000	168,762
SOFR + 1.29%, 2.94%, 1/21/2033 (b)	466,000	395,853
Series MTN, 3.13%, 7/27/2026	1,460,000	1,396,125
SOFR + 1.49%, 3.22%, 4/22/2042 (b)	214,000	163,742
3.59%, 7/22/2028 (b)	364,000	346,037
Series MTN, SOFR + 3.12%, 3.62%, 4/1/2031 (b)	690,000	633,199
3.63%, 1/20/2027	100,000	96,563
Series GMTN, 3 mo. USD Term SOFR + 1.40%, 3.77%, 1/24/2029 (b)	368,000	350,178
Series GMTN, 3.88%, 1/27/2026	100,000	97,696
Series GMTN, 4.00%, 7/23/2025	350,000	344,256
SOFR + 1.61%, 4.21%, 4/20/2028 (b)	1,333,000	1,295,263
4.30%, 1/27/2045	300,000	263,526
Series GMTN, 4.35%, 9/8/2026	100,000	97,838
4.38%, 1/22/2047	1,129,000	990,156
Series GMTN, 3 mo. USD Term SOFR + 1.89%, 4.43%, 1/23/2030 (b)	1,215,000	1,175,913
3 mo. USD Term SOFR + 1.69%, 4.46%, 4/22/2039 (b)	1,200,000	1,089,972

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.67%, 4.68%, 7/17/2026 (b)	$483,000	$477,832
5.00%, 11/24/2025	200,000	198,838
SOFR + 1.30%, 5.05%, 1/28/2027 (b)	230,000	229,195
SOFR + 1.73%, 5.12%, 2/1/2029 (b)	285,000	284,393
Series MTN, SOFR + 1.59%, 5.16%, 4/20/2029 (b)	550,000	549,653
SOFR + 1.45%, 5.17%, 1/16/2030 (b)	200,000	200,250
Series MTN, SOFR + 1.87%, 5.25%, 4/21/2034 (b)	798,000	790,658
SOFR + 2.62%, 5.30%, 4/20/2037 (b)	400,000	384,028
Series MTN, SOFR + 1.88%, 5.42%, 7/21/2034 (b)	440,000	441,377
SOFR + 1.63%, 5.45%, 7/20/2029 (b)	200,000	201,722
SOFR + 1.73%, 5.47%, 1/18/2035 (a) (b)	275,000	277,453
Series GMTN, SOFR + 4.84%, 5.60%, 3/24/2051 (a) (b)	200,000	209,090
5 yr. CMT + 1.80%, 5.94%, 2/7/2039 (b)	575,000	572,384
5 yr. CMT + 2.43%, 5.95%, 1/19/2038 (b)	135,000	135,165
Series VAR, SOFR + 1.77%, 6.14%, 10/16/2026 (b)	100,000	101,152
SOFR + 2.24%, 6.30%, 10/18/2028 (b)	150,000	155,232
SOFR + 2.56%, 6.34%, 10/18/2033 (b)	990,000	1,060,765
SOFR + 1.83%, 6.41%, 11/1/2029 (b)	200,000	209,670
SOFR + 2.05%, 6.63%, 11/1/2034 (a) (b)	825,000	902,533
7.25%, 4/1/2032	400,000	456,940
Morgan Stanley Bank NA:
4.75%, 4/21/2026	425,000	422,242
SOFR + 1.08%, 4.95%, 1/14/2028 (b)	525,000	522,627
5.48%, 7/16/2025	395,000	396,529
5.88%, 10/30/2026	875,000	891,756
National Australia Bank Ltd.:
4.90%, 6/13/2028 (a)	850,000	852,278
4.94%, 1/12/2028	129,000	129,353
4.97%, 1/12/2026	240,000	239,738
National Bank of Canada 5.60%, 12/18/2028	485,000	493,216
NatWest Group PLC:
1 yr. CMT + 0.90%, 1.64%, 6/14/2027 (b)	1,000	920
1 yr. CMT + 2.55%, 3.07%, 5/22/2028 (b)	660,000	615,938
Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.87%, 4.45%, 5/8/2030 (b)	$1,200,000	$1,144,080
4.80%, 4/5/2026	200,000	197,734
3 mo. USD Term SOFR + 1.75%, 4.89%, 5/18/2029 (b)	300,000	293,748
3 mo. USD Term SOFR + 1.91%, 5.08%, 1/27/2030 (b)	719,000	706,612
1 yr. CMT + 2.27%, 5.52%, 9/30/2028 (b)	200,000	200,148
1 yr. CMT + 1.95%, 5.81%, 9/13/2029 (b)	250,000	253,987
1 yr. CMT + 1.35%, 5.85%, 3/2/2027 (a) (b)	200,000	200,958
1 yr. CMT + 2.10%, 6.02%, 3/2/2034 (b)	500,000	515,340
Northern Trust Corp. 3 mo. USD Term SOFR + 1.13%, 3.38%, 5/8/2032 (a) (b)	1,081,000	1,007,881
PNC Bank NA:
2.70%, 10/22/2029 (a)	349,000	303,260
3.88%, 4/10/2025 (a)	800,000	786,488
4.05%, 7/26/2028	130,000	123,813
4.20%, 11/1/2025	50,000	48,950
PNC Financial Services Group, Inc.:
2.55%, 1/22/2030	986,000	860,384
2.60%, 7/23/2026	150,000	141,738
3.15%, 5/19/2027 (a)	178,000	168,584
SOFR + 1.85%, 4.63%, 6/6/2033 (b)	215,000	200,533
SOFR + 1.09%, 4.76%, 1/26/2027 (b)	70,000	69,374
SOFR + 1.93%, 5.07%, 1/24/2034 (b)	515,000	498,237
SOFR + 1.34%, 5.30%, 1/21/2028 (a) (b)	75,000	75,069
SOFR + 1.62%, 5.35%, 12/2/2028 (b)	135,000	135,578
SOFR + 1.84%, 5.58%, 6/12/2029 (b)	900,000	911,070
SOFR + 1.95%, 5.94%, 8/18/2034 (b)	333,000	341,854
SOFR + 2.14%, 6.04%, 10/28/2033 (b)	275,000	284,427
SOFR + 1.73%, 6.62%, 10/20/2027 (b)	175,000	180,126
SOFR + 2.28%, 6.88%, 10/20/2034 (b)	844,000	924,045
Regions Financial Corp. 2.25%, 5/18/2025	175,000	168,483
Royal Bank of Canada:
Series GMTN, 0.88%, 1/20/2026	325,000	302,237

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 1.15%, 7/14/2026	$100,000	$91,619
Series MTN, 1.15%, 6/10/2025	403,000	384,381
1.20%, 4/27/2026	305,000	281,860
Series GMTN, 1.40%, 11/2/2026	615,000	561,950
Series GMTN, 2.30%, 11/3/2031	50,000	41,581
3.38%, 4/14/2025	315,000	308,782
3.63%, 5/4/2027	128,000	123,154
Series GMTN, 4.65%, 1/27/2026	450,000	445,041
Series GMTN, 4.88%, 1/12/2026	127,000	126,597
Series GMTN, 4.88%, 1/19/2027 (a)	235,000	234,429
Series GMTN, 4.90%, 1/12/2028	75,000	75,025
Series GMTN, 4.95%, 4/25/2025	100,000	99,640
Series GMTN, 4.95%, 2/1/2029 (a)	250,000	250,172
Series GMTN, 5.00%, 2/1/2033	113,000	112,512
Series GMTN, 5.00%, 5/2/2033 (a)	200,000	199,096
Series GMTN, 5.15%, 2/1/2034 (a)	175,000	175,135
Series GMTN, 5.20%, 8/1/2028	400,000	404,208
Series MTN, 6.00%, 11/1/2027	270,000	279,148
Santander Holdings USA, Inc.:
3.24%, 10/5/2026	300,000	283,305
3.45%, 6/2/2025	550,000	534,666
SOFR + 2.50%, 6.17%, 1/9/2030 (b)	500,000	504,860
SOFR + 2.36%, 6.50%, 3/9/2029 (a) (b)	180,000	184,252
SOFR + 2.70%, 6.57%, 6/12/2029 (b)	200,000	206,058
SOFR + 3.28%, 7.66%, 11/9/2031 (a) (b)	550,000	598,598
Santander U.K. Group Holdings PLC:
SOFR + 0.99%, 1.67%, 6/14/2027 (b)	184,000	168,347
SOFR + 1.22%, 2.47%, 1/11/2028 (b)	50,000	45,936
SOFR + 1.48%, 2.90%, 3/15/2032 (b)	24,000	20,429
3 mo. USD Term SOFR + 1.40%, 3.82%, 11/3/2028 (a) (b)	50,000	47,034
SOFR + 2.60%, 6.53%, 1/10/2029 (b)	600,000	619,866
Security Description	Principal Amount	Value
SOFR + 2.75%, 6.83%, 11/21/2026 (b)	$200,000	$203,306
Sumitomo Mitsui Financial Group, Inc.:
0.95%, 1/12/2026	225,000	208,872
1.40%, 9/17/2026	380,000	347,442
1.47%, 7/8/2025	504,000	480,010
1.90%, 9/17/2028	1,230,000	1,077,886
2.13%, 7/8/2030	300,000	251,280
2.17%, 1/14/2027	90,000	83,336
2.63%, 7/14/2026	100,000	94,729
2.72%, 9/27/2029	910,000	806,688
2.75%, 1/15/2030	1,407,000	1,246,630
3.45%, 1/11/2027 (a)	50,000	47,943
3.78%, 3/9/2026	500,000	487,350
5.52%, 1/13/2028	184,000	187,616
5.71%, 1/13/2030 (a)	400,000	412,692
5.72%, 9/14/2028 (a)	250,000	256,980
5.77%, 1/13/2033	912,000	948,653
5.78%, 7/13/2033	100,000	104,120
5.85%, 7/13/2030 (a)	200,000	207,380
5.88%, 7/13/2026	130,000	131,999
6.18%, 7/13/2043 (a)	135,000	149,460
Synovus Bank 5.63%, 2/15/2028	100,000	97,136
Synovus Financial Corp. 5.20%, 8/11/2025	125,000	123,815
Toronto-Dominion Bank:
Series MTN, 0.75%, 9/11/2025	360,000	338,195
Series MTN, 0.75%, 1/6/2026	100,000	92,815
Series MTN, 1.15%, 6/12/2025	498,000	474,365
Series MTN, 1.20%, 6/3/2026	215,000	197,856
Series MTN, 2.00%, 9/10/2031 (a)	191,000	156,049
Series MTN, 2.80%, 3/10/2027	200,000	188,314
5 yr. USD Swap + 2.21%, 3.63%, 9/15/2031 (b)	1,500,000	1,435,110
3.77%, 6/6/2025	114,000	112,013
4.11%, 6/8/2027	225,000	219,044
4.46%, 6/8/2032 (a)	325,000	310,869
Series GMTN, 4.98%, 4/5/2027	300,000	299,541
Series GMTN, 4.99%, 4/5/2029	300,000	299,925
5.10%, 1/9/2026	150,000	150,200
5.26%, 12/11/2026 (a)	345,000	347,294
Series MTN, 5.52%, 7/17/2028 (a)	200,000	204,302
Series MTN, 5.53%, 7/17/2026	200,000	201,750

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Truist Bank:
2.25%, 3/11/2030	$300,000	$249,729
3.30%, 5/15/2026	14,000	13,424
3.63%, 9/16/2025 (a)	50,000	48,670
Truist Financial Corp.:
Series MTN, 1.13%, 8/3/2027 (a)	143,000	125,518
Series MTN, SOFR + 0.61%, 1.27%, 3/2/2027 (b)	300,000	277,227
Series MTN, SOFR + 0.86%, 1.89%, 6/7/2029 (b)	1,366,000	1,187,204
Series MTN, 1.95%, 6/5/2030	236,000	195,217
Series MTN, 3.70%, 6/5/2025	100,000	98,053
Series MTN, 3.88%, 3/19/2029 (a)	50,000	46,516
4.00%, 5/1/2025	50,000	49,196
Series MTN, SOFR + 1.37%, 4.12%, 6/6/2028 (a) (b)	200,000	193,224
Series MTN, SOFR + 1.46%, 4.26%, 7/28/2026 (b)	100,000	98,360
Series MTN, SOFR + 1.44%, 4.87%, 1/26/2029 (a) (b)	250,000	245,657
Series MTN, SOFR + 2.24%, 4.92%, 7/28/2033 (b)	943,000	877,971
Series MTN, SOFR + 1.62%, 5.44%, 1/24/2030 (a) (b)	531,000	530,097
Series MTN, SOFR + 1.92%, 5.71%, 1/24/2035 (b)	415,000	416,921
Series MTN, SOFR + 2.36%, 5.87%, 6/8/2034 (b)	200,000	202,444
Series MTN, SOFR + 2.05%, 6.05%, 6/8/2027 (b)	241,000	244,229
Series MTN, SOFR + 2.30%, 6.12%, 10/28/2033 (b)	100,000	103,244
Series MTN, SOFR + 2.45%, 7.16%, 10/30/2029 (b)	162,000	172,823
U.S. Bancorp:
Series MTN, 1.38%, 7/22/2030 (a)	409,000	328,582
5 yr. CMT + 0.95%, 2.49%, 11/3/2036 (b)	711,000	559,941
Series DMTN, 3.00%, 7/30/2029	433,000	386,816
Series MTN, 3.10%, 4/27/2026 (a)	184,000	176,423
Series X, 3.15%, 4/27/2027	25,000	23,718
Series MTN, 3.90%, 4/26/2028	100,000	96,210
Series MTN, SOFR + 1.66%, 4.55%, 7/22/2028 (b)	300,000	294,036
SOFR + 1.23%, 4.65%, 2/1/2029 (a) (b)	400,000	391,652
SOFR + 1.60%, 4.84%, 2/1/2034 (b)	75,000	71,177
Security Description	Principal Amount	Value
Series MTN, SOFR + 2.11%, 4.97%, 7/22/2033 (b)	$175,000	$165,629
SOFR + 1.56%, 5.38%, 1/23/2030 (a) (b)	330,000	331,505
SOFR + 1.86%, 5.68%, 1/23/2035 (b)	260,000	262,649
SOFR + 1.43%, 5.73%, 10/21/2026 (b)	338,000	339,852
SOFR + 2.02%, 5.78%, 6/12/2029 (b)	225,000	228,956
SOFR + 2.26%, 5.84%, 6/12/2034 (a) (b)	225,000	229,374
SOFR + 2.09%, 5.85%, 10/21/2033 (b)	1,366,000	1,394,604
SOFR + 1.88%, 6.79%, 10/26/2027 (b)	500,000	517,970
UBS AG:
5.65%, 9/11/2028	150,000	153,591
5.80%, 9/11/2025	300,000	302,145
UBS Group AG:
4.55%, 4/17/2026	1,070,000	1,052,966
4.88%, 5/15/2045	208,000	193,371
Wachovia Corp. 5.50%, 8/1/2035	50,000	50,288
Wells Fargo & Co.:
SOFR + 2.00%, 2.19%, 4/30/2026 (b)	1,163,000	1,120,318
Series MTN, 3 mo. USD Term SOFR + 1.43%, 2.88%, 10/30/2030 (b)	1,001,000	884,944
3.00%, 4/22/2026	411,000	393,175
3.00%, 10/23/2026	350,000	331,394
SOFR + 2.53%, 3.07%, 4/30/2041 (b)	1,115,000	834,589
Series MTN, 3 mo. USD Term SOFR + 1.43%, 3.20%, 6/17/2027 (b)	250,000	238,722
Series MTN, SOFR + 1.51%, 3.53%, 3/24/2028 (b)	919,000	874,769
Series MTN, 3.55%, 9/29/2025	2,450,000	2,389,093
Series MTN, 3 mo. USD Term SOFR + 1.57%, 3.58%, 5/22/2028 (b)	700,000	665,273
3.90%, 5/1/2045	748,000	610,555
Series MTN, SOFR + 1.32%, 3.91%, 4/25/2026 (b)	288,000	282,669
Series MTN, 4.10%, 6/3/2026	300,000	292,047
Series MTN, 4.40%, 6/14/2046	577,000	480,029
Series MTN, 3 mo. USD Term SOFR + 4.03%, 4.48%, 4/4/2031 (a) (b)	391,000	374,828
Series MTN, SOFR + 1.56%, 4.54%, 8/15/2026 (b)	425,000	419,653

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, SOFR + 2.13%, 4.61%, 4/25/2053 (a) (b)	$280,000	$247,047
Series MTN, 4.65%, 11/4/2044	400,000	348,972
Series MTN, 4.75%, 12/7/2046	98,000	85,801
Series MTN, SOFR + 1.98%, 4.81%, 7/25/2028 (b)	257,000	253,245
Series GMTN, 4.90%, 11/17/2045	417,000	375,621
Series MTN, SOFR + 2.10%, 4.90%, 7/25/2033 (b)	667,000	642,274
Series MTN, 3 mo. USD Term SOFR + 4.50%, 5.01%, 4/4/2051 (b)	814,000	764,891
SOFR + 1.50%, 5.20%, 1/23/2030 (b)	480,000	479,160
5.38%, 11/2/2043	1,433,000	1,385,439
SOFR + 2.02%, 5.39%, 4/24/2034 (b)	905,000	898,222
SOFR + 1.78%, 5.50%, 1/23/2035 (a) (b)	620,000	621,209
Series MTN, SOFR + 1.99%, 5.56%, 7/25/2034 (b)	966,000	970,492
Series MTN, SOFR + 1.74%, 5.57%, 7/25/2029 (b)	800,000	809,160
5.61%, 1/15/2044	565,000	556,881
SOFR + 1.79%, 6.30%, 10/23/2029 (b)	828,000	862,602
SOFR + 2.06%, 6.49%, 10/23/2034 (b)	805,000	864,071
Wells Fargo Bank NA:
4.81%, 1/15/2026	400,000	397,972
5.45%, 8/7/2026	615,000	619,188
5.55%, 8/1/2025	500,000	502,465
6.60%, 1/15/2038	1,373,000	1,515,366
Westpac Banking Corp.:
1.15%, 6/3/2026	101,000	93,129
1.95%, 11/20/2028 (a)	415,000	366,101
2.15%, 6/3/2031 (a)	586,000	490,423
2.65%, 1/16/2030 (a)	200,000	178,586
5 yr. CMT + 1.75%, 2.67%, 11/15/2035 (b)	550,000	453,508
2.70%, 8/19/2026 (a)	100,000	95,045
5 yr. CMT + 1.53%, 3.02%, 11/18/2036 (b)	150,000	123,305
3.13%, 11/18/2041	150,000	106,328
3.35%, 3/8/2027 (a)	445,000	427,262
3.40%, 1/25/2028	88,000	83,710
5 yr. CMT + 2.00%, 4.11%, 7/24/2034 (b)	100,000	92,464
5.46%, 11/18/2027	150,000	153,066
5.51%, 11/17/2025	493,000	496,624
5.54%, 11/17/2028	250,000	257,002
6.82%, 11/17/2033 (a)	100,000	108,682
Security Description	Principal Amount	Value
Zions Bancorp NA 3.25%, 10/29/2029	$100,000	$81,975
		289,579,273
BEVERAGES — 1.9%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
3.65%, 2/1/2026	500,000	488,600
4.70%, 2/1/2036	100,000	97,061
4.90%, 2/1/2046	1,619,000	1,539,199
Anheuser-Busch InBev Finance, Inc.:
4.63%, 2/1/2044	200,000	184,162
4.70%, 2/1/2036	250,000	240,530
4.90%, 2/1/2046	835,000	785,585
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 6/1/2030	436,000	405,938
4.00%, 4/13/2028	200,000	195,124
4.35%, 6/1/2040	1,000,000	907,090
4.38%, 4/15/2038	250,000	232,500
4.44%, 10/6/2048	378,000	336,004
4.60%, 4/15/2048	894,000	813,969
4.75%, 1/23/2029	200,000	199,916
4.75%, 4/15/2058	100,000	92,316
4.95%, 1/15/2042	249,000	242,573
5.00%, 6/15/2034	500,000	502,315
5.45%, 1/23/2039	200,000	206,412
5.55%, 1/23/2049 (a)	850,000	886,754
5.80%, 1/23/2059 (a)	871,000	938,119
8.00%, 11/15/2039	36,000	45,532
8.20%, 1/15/2039	393,000	509,807
Brown-Forman Corp.:
3.50%, 4/15/2025	200,000	196,220
4.75%, 4/15/2033 (a)	235,000	232,659
Coca-Cola Co.:
1.00%, 3/15/2028 (a)	236,000	207,059
1.38%, 3/15/2031 (a)	221,000	179,503
1.45%, 6/1/2027	158,000	143,793
1.65%, 6/1/2030	315,000	265,677
2.00%, 3/5/2031 (a)	250,000	211,430
2.13%, 9/6/2029 (a)	225,000	199,652
2.25%, 1/5/2032 (a)	255,000	217,030
2.50%, 6/1/2040	250,000	181,483
2.60%, 6/1/2050 (a)	296,000	193,427
2.75%, 6/1/2060 (a)	250,000	162,790
2.88%, 5/5/2041	50,000	37,775
2.90%, 5/25/2027	50,000	47,597
3.00%, 3/5/2051 (a)	518,000	368,117
3.38%, 3/25/2027	250,000	242,230
3.45%, 3/25/2030	300,000	282,288
Coca-Cola Consolidated, Inc. 3.80%, 11/25/2025 (a)	100,000	97,848
Constellation Brands, Inc.:
2.25%, 8/1/2031	400,000	330,472

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.60%, 2/15/2028	$100,000	$94,985
3.70%, 12/6/2026	379,000	365,542
4.35%, 5/9/2027	90,000	88,128
4.40%, 11/15/2025	138,000	135,926
4.75%, 12/1/2025	98,000	97,141
4.75%, 5/9/2032 (a)	50,000	48,851
4.80%, 1/15/2029	335,000	332,082
4.90%, 5/1/2033 (a)	400,000	392,456
Diageo Capital PLC:
1.38%, 9/29/2025	210,000	198,797
2.00%, 4/29/2030	138,000	117,421
2.38%, 10/24/2029	50,000	44,178
3.88%, 4/29/2043	107,000	91,339
5.20%, 10/24/2025	85,000	85,092
5.38%, 10/5/2026	350,000	353,300
5.50%, 1/24/2033	400,000	414,920
5.63%, 10/5/2033	350,000	368,175
Keurig Dr Pepper, Inc.:
3.40%, 11/15/2025	100,000	97,084
3.80%, 5/1/2050	155,000	118,589
4.05%, 4/15/2032 (a)	65,000	60,579
4.42%, 5/25/2025	75,000	74,189
4.42%, 12/15/2046	100,000	85,546
4.50%, 4/15/2052 (a)	200,000	171,596
4.60%, 5/25/2028	40,000	39,476
5.05%, 3/15/2029	210,000	210,346
5.10%, 3/15/2027	225,000	225,207
Series 10, 5.20%, 3/15/2031 (a)	1,000,000	1,003,480
5.30%, 3/15/2034	250,000	251,027
Molson Coors Beverage Co.:
3.00%, 7/15/2026	324,000	309,362
4.20%, 7/15/2046	553,000	462,679
5.00%, 5/1/2042	246,000	233,063
Pepsico Singapore Financing I Pte. Ltd.:
4.55%, 2/16/2029	250,000	248,075
4.65%, 2/16/2027	250,000	248,490
4.70%, 2/16/2034	250,000	247,055
PepsiCo, Inc.:
1.63%, 5/1/2030	200,000	167,832
1.95%, 10/21/2031 (a)	250,000	207,807
2.63%, 3/19/2027	203,000	191,411
2.63%, 7/29/2029 (a)	60,000	54,549
2.75%, 3/19/2030 (a)	552,000	496,938
2.75%, 10/21/2051	175,000	116,820
2.85%, 2/24/2026	150,000	144,882
2.88%, 10/15/2049	420,000	292,190
3.45%, 10/6/2046	2,310,000	1,811,248
3.60%, 2/18/2028 (a)	250,000	241,542
3.60%, 8/13/2042	100,000	81,851
3.63%, 3/19/2050	50,000	39,835
3.90%, 7/18/2032	72,000	68,193
4.20%, 7/18/2052	137,000	119,887
4.55%, 2/13/2026 (a)	80,000	79,608
Security Description	Principal Amount	Value
4.65%, 2/15/2053	$200,000	$187,870
5.13%, 11/10/2026	300,000	302,463
5.25%, 11/10/2025	200,000	201,138
7.00%, 3/1/2029	200,000	220,916
		25,987,712
BIOTECHNOLOGY — 1.3%
Amgen, Inc.:
1.65%, 8/15/2028	190,000	166,241
2.20%, 2/21/2027	100,000	92,546
2.45%, 2/21/2030	275,000	240,397
2.60%, 8/19/2026	300,000	284,067
2.77%, 9/1/2053	42,000	26,039
2.80%, 8/15/2041 (a)	250,000	181,405
3.00%, 2/22/2029 (a)	182,000	168,386
3.13%, 5/1/2025	384,000	374,930
3.15%, 2/21/2040	238,000	183,405
3.35%, 2/22/2032	10,000	8,935
3.38%, 2/21/2050 (a)	199,000	145,208
4.05%, 8/18/2029	195,000	187,453
4.20%, 3/1/2033	100,000	93,485
4.20%, 2/22/2052	200,000	164,472
4.40%, 5/1/2045	388,000	336,869
4.40%, 2/22/2062	30,000	24,692
4.66%, 6/15/2051	424,000	374,998
4.88%, 3/1/2053	600,000	546,390
5.15%, 3/2/2028	175,000	176,211
5.15%, 11/15/2041	100,000	96,796
5.25%, 3/2/2030	505,000	512,969
5.25%, 3/2/2033	986,000	994,381
5.51%, 3/2/2026	85,000	84,962
5.60%, 3/2/2043	198,000	201,267
5.65%, 3/2/2053	2,134,000	2,174,845
5.75%, 3/2/2063	1,013,000	1,033,402
6.38%, 6/1/2037	240,000	260,489
6.40%, 2/1/2039	400,000	436,092
Baxalta, Inc. 4.00%, 6/23/2025	712,000	700,238
Biogen, Inc.:
2.25%, 5/1/2030	335,000	283,172
3.15%, 5/1/2050 (a)	511,000	340,847
3.25%, 2/15/2051	200,000	138,468
4.05%, 9/15/2025	206,000	202,140
5.20%, 9/15/2045	71,000	67,289
Bio-Rad Laboratories, Inc.:
3.30%, 3/15/2027	200,000	189,588
3.70%, 3/15/2032 (a)	314,000	281,784
Gilead Sciences, Inc.:
1.65%, 10/1/2030	350,000	288,239
2.80%, 10/1/2050	100,000	65,399
3.65%, 3/1/2026	1,298,000	1,264,330
4.50%, 2/1/2045	264,000	234,973
4.75%, 3/1/2046	620,000	569,538
4.80%, 4/1/2044	257,000	238,550
5.25%, 10/15/2033	445,000	454,127
5.55%, 10/15/2053 (a)	345,000	356,775

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.65%, 12/1/2041	$360,000	$370,512
Illumina, Inc.:
2.55%, 3/23/2031	40,000	33,077
5.75%, 12/13/2027	148,000	149,742
5.80%, 12/12/2025	100,000	100,209
Regeneron Pharmaceuticals, Inc.:
1.75%, 9/15/2030	641,000	524,075
2.80%, 9/15/2050	319,000	201,002
Royalty Pharma PLC:
1.20%, 9/2/2025	322,000	303,137
2.15%, 9/2/2031 (a)	112,000	90,166
2.20%, 9/2/2030	160,000	132,990
3.30%, 9/2/2040	495,000	369,057
3.55%, 9/2/2050 (a)	276,000	190,136
		17,710,892
CHEMICALS — 1.3%
Air Products & Chemicals, Inc.:
1.50%, 10/15/2025	100,000	94,842
2.70%, 5/15/2040	250,000	182,455
2.80%, 5/15/2050 (a)	200,000	134,596
4.60%, 2/8/2029	250,000	248,727
4.75%, 2/8/2031	250,000	248,997
4.80%, 3/3/2033 (a)	150,000	149,373
4.85%, 2/8/2034	250,000	247,350
Albemarle Corp.:
5.05%, 6/1/2032 (a)	145,000	139,288
5.45%, 12/1/2044	301,000	278,582
5.65%, 6/1/2052 (a)	200,000	183,426
Cabot Corp. 5.00%, 6/30/2032	61,000	59,470
Celanese U.S. Holdings LLC:
6.17%, 7/15/2027 (a)	210,000	213,900
6.38%, 7/15/2032	440,000	456,782
6.55%, 11/15/2030	125,000	131,615
6.70%, 11/15/2033	850,000	906,236
CF Industries, Inc.:
4.95%, 6/1/2043	375,000	335,741
5.15%, 3/15/2034	50,000	49,242
5.38%, 3/15/2044	335,000	314,662
Dow Chemical Co.:
2.10%, 11/15/2030 (a)	156,000	131,742
4.38%, 11/15/2042	300,000	256,023
4.63%, 10/1/2044	125,000	110,090
5.15%, 2/15/2034	250,000	249,262
5.25%, 11/15/2041	210,000	200,044
5.55%, 11/30/2048	915,000	893,433
5.60%, 2/15/2054 (a)	210,000	209,160
6.30%, 3/15/2033 (a)	60,000	64,629
6.90%, 5/15/2053	267,000	308,377
DuPont de Nemours, Inc.:
4.49%, 11/15/2025	100,000	98,699
4.73%, 11/15/2028 (a)	21,000	20,971
5.32%, 11/15/2038	215,000	214,411
5.42%, 11/15/2048 (a)	352,000	351,373
Security Description	Principal Amount	Value
Eastman Chemical Co.:
4.65%, 10/15/2044	$539,000	$459,298
4.80%, 9/1/2042	500,000	438,975
5.63%, 2/20/2034	200,000	201,234
Ecolab, Inc.:
1.30%, 1/30/2031	36,000	28,818
1.65%, 2/1/2027	100,000	91,617
2.70%, 11/1/2026	100,000	95,023
3.95%, 12/1/2047	750,000	632,910
5.25%, 1/15/2028	150,000	152,910
EIDP, Inc.:
1.70%, 7/15/2025	265,000	253,001
4.50%, 5/15/2026 (a)	180,000	178,060
4.80%, 5/15/2033 (a)	200,000	197,440
FMC Corp.:
3.20%, 10/1/2026	150,000	141,777
3.45%, 10/1/2029	100,000	90,061
5.15%, 5/18/2026	125,000	124,346
6.38%, 5/18/2053	450,000	448,398
Huntsman International LLC 2.95%, 6/15/2031	428,000	356,657
International Flavors & Fragrances, Inc.:
4.38%, 6/1/2047	20,000	15,464
5.00%, 9/26/2048	100,000	85,589
Linde, Inc.:
1.10%, 8/10/2030 (a)	200,000	161,688
4.70%, 12/5/2025 (a)	89,000	88,608
LYB International Finance BV 5.25%, 7/15/2043	224,000	209,628
LYB International Finance II BV 3.50%, 3/2/2027	175,000	167,048
LYB International Finance III LLC:
1.25%, 10/1/2025	690,000	648,151
3.38%, 10/1/2040	82,000	61,378
3.63%, 4/1/2051 (a)	165,000	116,635
3.80%, 10/1/2060	235,000	163,459
4.20%, 10/15/2049 (a)	200,000	155,960
4.20%, 5/1/2050	185,000	144,300
5.50%, 3/1/2034	250,000	250,370
5.63%, 5/15/2033	100,000	102,361
LyondellBasell Industries NV 4.63%, 2/26/2055	204,000	169,961
Mosaic Co.:
4.88%, 11/15/2041	99,000	88,717
5.38%, 11/15/2028	500,000	506,095
5.45%, 11/15/2033	87,000	86,927
NewMarket Corp. 2.70%, 3/18/2031 (a)	96,000	80,626
Nutrien Ltd.:
2.95%, 5/13/2030 (a)	565,000	503,743
4.00%, 12/15/2026	50,000	48,509
4.90%, 3/27/2028	95,000	94,592
5.00%, 4/1/2049 (a)	150,000	136,858
5.63%, 12/1/2040	120,000	118,790

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.80%, 3/27/2053	$100,000	$102,088
5.95%, 11/7/2025	50,000	50,428
PPG Industries, Inc.:
1.20%, 3/15/2026	50,000	46,342
3.75%, 3/15/2028	100,000	96,262
RPM International, Inc.:
3.75%, 3/15/2027	102,000	97,612
4.55%, 3/1/2029	215,000	208,759
Sherwin-Williams Co.:
2.30%, 5/15/2030	150,000	128,825
2.90%, 3/15/2052	240,000	156,341
2.95%, 8/15/2029	425,000	385,432
3.45%, 8/1/2025	160,000	156,006
3.45%, 6/1/2027	242,000	231,313
4.25%, 8/8/2025	35,000	34,503
4.50%, 6/1/2047	145,000	127,048
Westlake Corp.:
3.13%, 8/15/2051	190,000	122,934
3.38%, 8/15/2061	196,000	124,515
5.00%, 8/15/2046	86,000	76,897
		17,724,785
COAL — 0.0% (c)
Teck Resources Ltd.:
5.40%, 2/1/2043	130,000	120,965
6.00%, 8/15/2040	123,000	123,499
		244,464
COMMERCIAL SERVICES — 0.9%
Automatic Data Processing, Inc. 1.25%, 9/1/2030	550,000	449,702
Block Financial LLC:
2.50%, 7/15/2028	309,000	274,531
5.25%, 10/1/2025	100,000	99,594
California Endowment Series 2021, 2.50%, 4/1/2051	60,000	37,967
California Institute of Technology 4.70%, 11/1/2111	103,000	91,948
Cintas Corp. No. 2 3.45%, 5/1/2025	100,000	97,999
Duke University:
Series 2020, 2.68%, 10/1/2044	112,000	82,408
Series 2020, 2.83%, 10/1/2055	275,000	185,463
Emory University Series 2020, 2.14%, 9/1/2030	100,000	86,409
Equifax, Inc.:
2.35%, 9/15/2031	200,000	165,248
2.60%, 12/15/2025	300,000	286,401
5.10%, 6/1/2028	400,000	400,688
Security Description	Principal Amount	Value
Ford Foundation Series 2020, 2.82%, 6/1/2070	$150,000	$92,433
George Washington University:
Series 2014, 4.30%, 9/15/2044	50,000	44,650
Series 2015, 4.87%, 9/15/2045	50,000	48,441
Georgetown University:
Series B, 4.32%, 4/1/2049	25,000	22,180
Series A, 5.22%, 10/1/2118	33,000	31,163
Global Payments, Inc.:
1.20%, 3/1/2026	250,000	231,367
2.90%, 11/15/2031	50,000	41,964
3.20%, 8/15/2029	386,000	346,798
4.15%, 8/15/2049	100,000	77,508
5.30%, 8/15/2029	125,000	124,462
5.40%, 8/15/2032	860,000	852,492
5.95%, 8/15/2052 (a)	275,000	274,362
GXO Logistics, Inc.:
1.65%, 7/15/2026	249,000	228,121
2.65%, 7/15/2031 (a)	307,000	250,761
Johns Hopkins University:
Series A, 2.81%, 1/1/2060	50,000	32,567
Series A, 4.71%, 7/1/2032	215,000	217,113
Leland Stanford Junior University 1.29%, 6/1/2027	450,000	405,216
Massachusetts Institute of Technology:
3.89%, 7/1/2116	125,000	95,032
4.68%, 7/1/2114	205,000	187,731
Moody's Corp.:
2.00%, 8/19/2031 (a)	160,000	130,341
2.75%, 8/19/2041	50,000	35,566
4.25%, 2/1/2029	100,000	97,492
Northwestern University 4.64%, 12/1/2044	50,000	47,924
PayPal Holdings, Inc.:
1.65%, 6/1/2025	100,000	95,972
2.30%, 6/1/2030 (a)	400,000	344,904
2.65%, 10/1/2026	281,000	265,385
2.85%, 10/1/2029	785,000	710,244
4.40%, 6/1/2032 (a)	100,000	96,865
President & Fellows of Harvard College:
2.52%, 10/15/2050 (a)	75,000	49,416
3.15%, 7/15/2046	50,000	38,114
3.30%, 7/15/2056	90,000	67,181
4.61%, 2/15/2035	165,000	164,639
Quanta Services, Inc. 2.90%, 10/1/2030 (a)	203,000	177,532
RELX Capital, Inc. 3.00%, 5/22/2030	100,000	89,815

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Rockefeller Foundation Series 2020, 2.49%, 10/1/2050	$350,000	$225,337
S&P Global, Inc.:
1.25%, 8/15/2030	250,000	202,185
2.30%, 8/15/2060	50,000	27,411
2.45%, 3/1/2027	200,000	187,276
2.50%, 12/1/2029 (a)	168,000	148,774
2.70%, 3/1/2029	100,000	90,892
2.90%, 3/1/2032	400,000	348,384
2.95%, 1/22/2027	100,000	94,989
3.25%, 12/1/2049	300,000	217,551
3.70%, 3/1/2052	293,000	232,129
3.90%, 3/1/2062	100,000	78,192
4.25%, 5/1/2029	128,000	124,818
5.25%, 9/15/2033 (d)	65,000	66,409
Thomas Jefferson University 3.85%, 11/1/2057	150,000	112,902
Triton Container International Ltd./TAL International Container Corp. 3.25%, 3/15/2032	310,000	251,301
Trustees of the University of Pennsylvania:
3.61%, 2/15/2119	116,000	81,361
4.67%, 9/1/2112	50,000	46,594
UL Solutions, Inc. 6.50%, 10/20/2028 (d)	35,000	36,484
University of Chicago Series C, 2.55%, 4/1/2050	195,000	133,819
University of Miami Series 2022, 4.06%, 4/1/2052	20,000	16,887
University of Southern California:
2.81%, 10/1/2050	100,000	69,234
3.03%, 10/1/2039	300,000	242,304
5.25%, 10/1/2111 (a)	50,000	51,566
Verisk Analytics, Inc.:
4.00%, 6/15/2025	371,000	364,374
4.13%, 3/15/2029	50,000	48,139
5.75%, 4/1/2033	190,000	197,733
Washington University 4.35%, 4/15/2122	100,000	84,022
William Marsh Rice University 3.57%, 5/15/2045	100,000	83,587
Yale University:
Series 2020, 0.87%, 4/15/2025	300,000	286,653
Series 2020, 1.48%, 4/15/2030	20,000	16,801
		12,442,217
COMPUTERS — 1.9%
Amdocs Ltd. 2.54%, 6/15/2030	350,000	299,740
Security Description	Principal Amount	Value
Apple, Inc.:
0.70%, 2/8/2026	$500,000	$463,985
1.13%, 5/11/2025	546,000	522,844
1.20%, 2/8/2028	50,000	44,190
1.25%, 8/20/2030	250,000	204,350
1.65%, 5/11/2030	531,000	448,764
1.65%, 2/8/2031 (a)	200,000	166,304
2.05%, 9/11/2026	750,000	704,017
2.20%, 9/11/2029	704,000	625,870
2.40%, 8/20/2050	414,000	260,547
2.45%, 8/4/2026	1,358,000	1,289,991
2.65%, 5/11/2050	700,000	464,352
2.65%, 2/8/2051	715,000	470,835
2.70%, 8/5/2051	431,000	285,361
2.80%, 2/8/2061	490,000	312,757
2.90%, 9/12/2027	250,000	236,673
2.95%, 9/11/2049	260,000	184,135
3.20%, 5/13/2025	600,000	587,832
3.20%, 5/11/2027	303,000	290,150
3.25%, 2/23/2026	811,000	788,503
3.25%, 8/8/2029	100,000	93,943
3.35%, 2/9/2027	513,000	495,553
3.45%, 2/9/2045	179,000	144,235
3.75%, 9/12/2047	50,000	41,165
3.75%, 11/13/2047	418,000	344,708
3.85%, 5/4/2043	651,000	564,599
3.85%, 8/4/2046	739,000	625,593
3.95%, 8/8/2052	819,000	689,688
4.10%, 8/8/2062 (a)	233,000	197,614
4.25%, 2/9/2047	200,000	181,884
4.38%, 5/13/2045	765,000	705,881
4.65%, 2/23/2046	950,000	912,817
Dell International LLC/EMC Corp.:
5.30%, 10/1/2029	200,000	202,416
5.75%, 2/1/2033 (a)	150,000	155,163
5.85%, 7/15/2025	259,000	260,321
6.02%, 6/15/2026	252,000	255,314
6.20%, 7/15/2030	708,000	745,524
8.10%, 7/15/2036	204,000	246,705
8.35%, 7/15/2046	278,000	359,529
Dell, Inc. 6.50%, 4/15/2038 (a)	50,000	53,680
DXC Technology Co. 2.38%, 9/15/2028 (a)	662,000	575,278
Fortinet, Inc.:
1.00%, 3/15/2026	11,000	10,122
2.20%, 3/15/2031	50,000	41,720
Hewlett Packard Enterprise Co.:
4.90%, 10/15/2025	265,000	263,304
6.10%, 4/1/2026	100,000	100,056
6.20%, 10/15/2035	12,000	12,777
6.35%, 10/15/2045 (a)	618,000	660,512

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
HP, Inc.:
2.20%, 6/17/2025	$225,000	$216,497
2.65%, 6/17/2031 (a)	384,000	325,225
3.40%, 6/17/2030	250,000	227,935
5.50%, 1/15/2033	270,000	273,370
6.00%, 9/15/2041 (a)	698,000	724,761
International Business Machines Corp.:
1.70%, 5/15/2027	175,000	158,846
1.95%, 5/15/2030	200,000	168,896
2.20%, 2/9/2027	182,000	169,100
2.85%, 5/15/2040	102,000	74,994
2.95%, 5/15/2050	1,273,000	847,156
3.30%, 5/15/2026	151,000	145,697
3.30%, 1/27/2027	350,000	335,916
3.43%, 2/9/2052	100,000	72,136
3.45%, 2/19/2026	500,000	486,210
3.50%, 5/15/2029	401,000	377,914
4.15%, 5/15/2039	390,000	344,538
4.25%, 5/15/2049	370,000	313,871
4.40%, 7/27/2032	740,000	711,843
4.75%, 2/6/2033 (a)	100,000	98,331
5.10%, 2/6/2053	100,000	96,685
5.88%, 11/29/2032	198,000	210,733
Kyndryl Holdings, Inc.:
2.05%, 10/15/2026	25,000	22,905
2.70%, 10/15/2028 (a)	35,000	31,022
3.15%, 10/15/2031 (a)	230,000	193,701
4.10%, 10/15/2041	140,000	107,335
Leidos, Inc.:
3.63%, 5/15/2025	133,000	130,043
4.38%, 5/15/2030	64,000	60,577
5.75%, 3/15/2033	50,000	51,353
NetApp, Inc. 2.70%, 6/22/2030	69,000	59,833
Western Digital Corp.:
2.85%, 2/1/2029	350,000	304,923
3.10%, 2/1/2032	210,000	168,939
		25,102,586
CONSTRUCTION MATERIALS — 0.5%
Carrier Global Corp.:
2.49%, 2/15/2027	255,000	237,698
2.72%, 2/15/2030	746,000	659,815
3.38%, 4/5/2040	644,000	503,453
3.58%, 4/5/2050	70,000	52,228
5.80%, 11/30/2025	140,000	140,929
5.90%, 3/15/2034	265,000	278,618
Fortune Brands Innovations, Inc.:
3.25%, 9/15/2029	224,000	204,046
4.00%, 6/15/2025	50,000	49,048
4.50%, 3/25/2052	70,000	57,413
5.88%, 6/1/2033	265,000	270,178
Security Description	Principal Amount	Value
Johnson Controls International PLC:
3.90%, 2/14/2026	$100,000	$97,480
4.50%, 2/15/2047	227,000	195,767
4.95%, 7/2/2064 (e)	50,000	44,889
5.13%, 9/14/2045	51,000	47,821
6.00%, 1/15/2036	51,000	53,901
Lafarge SA 7.13%, 7/15/2036	700,000	779,359
Lennox International, Inc.:
1.35%, 8/1/2025	124,000	117,295
5.50%, 9/15/2028	100,000	101,366
Martin Marietta Materials, Inc.:
Series CB, 2.50%, 3/15/2030	50,000	43,651
3.50%, 12/15/2027	25,000	23,845
4.25%, 12/15/2047	100,000	84,304
Masco Corp.:
1.50%, 2/15/2028	40,000	35,041
2.00%, 10/1/2030	563,000	461,446
4.50%, 5/15/2047	120,000	102,375
Mohawk Industries, Inc.:
3.63%, 5/15/2030 (a)	135,000	124,415
5.85%, 9/18/2028 (a)	60,000	61,784
Owens Corning:
3.40%, 8/15/2026	175,000	167,855
3.95%, 8/15/2029 (a)	200,000	190,050
4.30%, 7/15/2047 (a)	100,000	82,637
Trane Technologies Financing Ltd. 5.25%, 3/3/2033	275,000	279,183
Vulcan Materials Co. 3.50%, 6/1/2030	651,000	596,941
		6,144,831
COSMETICS/PERSONAL CARE — 0.2%
Kenvue, Inc.:
4.90%, 3/22/2033	630,000	629,880
5.05%, 3/22/2028 (a)	460,000	465,322
5.05%, 3/22/2053	361,000	352,932
5.10%, 3/22/2043	73,000	72,620
5.35%, 3/22/2026	150,000	151,145
Unilever Capital Corp.:
4.88%, 9/8/2028	150,000	151,632
5.00%, 12/8/2033	200,000	202,200
		2,025,731
DISTRIBUTION & WHOLESALE — 0.0% (c)
LKQ Corp. 5.75%, 6/15/2028	200,000	203,558
WW Grainger, Inc. 3.75%, 5/15/2046	200,000	163,788
		367,346

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
DIVERSIFIED FINANCIAL SERVICES — 3.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.75%, 1/30/2026	$145,000	$135,481
2.45%, 10/29/2026	283,000	262,941
3.30%, 1/30/2032	1,000,000	856,450
3.40%, 10/29/2033	1,109,000	934,865
3.65%, 7/21/2027	125,000	118,272
3.85%, 10/29/2041	500,000	395,230
4.63%, 10/15/2027	375,000	365,711
5.10%, 1/19/2029 (a)	268,000	266,497
5.30%, 1/19/2034	250,000	245,167
5.75%, 6/6/2028 (a)	150,000	151,989
6.10%, 1/15/2027	220,000	223,608
6.15%, 9/30/2030	300,000	311,454
6.50%, 7/15/2025	600,000	606,162
Air Lease Corp.:
Series MTN, 2.88%, 1/15/2026	450,000	430,551
Series MTN, 2.88%, 1/15/2032	548,000	461,734
Series MTN, 3.00%, 2/1/2030	100,000	88,435
3.13%, 12/1/2030	249,000	218,769
3.25%, 10/1/2029	100,000	90,611
4.63%, 10/1/2028	100,000	97,348
5.10%, 3/1/2029	600,000	596,400
Aircastle Ltd. 4.25%, 6/15/2026	30,000	29,150
Ally Financial, Inc.:
4.75%, 6/9/2027 (a)	178,000	172,954
SOFR + 2.82%, 6.85%, 1/3/2030 (b)	700,000	720,783
SOFR + 3.26%, 6.99%, 6/13/2029 (a) (b)	625,000	648,787
8.00%, 11/1/2031	345,000	384,775
American Express Co.:
1.65%, 11/4/2026	199,000	182,493
2.55%, 3/4/2027	418,000	390,287
3.13%, 5/20/2026	100,000	96,184
3.95%, 8/1/2025	600,000	589,800
4.20%, 11/6/2025	50,000	49,334
SOFR + 1.76%, 4.42%, 8/3/2033 (b)	100,000	95,376
4.90%, 2/13/2026	120,000	119,478
SOFR + 1.00%, 4.99%, 5/1/2026 (b)	500,000	497,045
SOFR + 2.26%, 4.99%, 5/26/2033 (b)	405,000	395,458
SOFR + 1.00%, 5.10%, 2/16/2028 (b)	80,000	79,903
SOFR + 1.28%, 5.28%, 7/27/2029 (b)	200,000	201,166
SOFR + 0.97%, 5.39%, 7/28/2027 (b)	736,000	738,819
Security Description	Principal Amount	Value
SOFR + 1.93%, 5.63%, 7/28/2034 (b)	$110,000	$110,826
5.85%, 11/5/2027	300,000	308,985
SOFR + 1.33%, 6.34%, 10/30/2026 (b)	200,000	202,676
SOFR + 1.94%, 6.49%, 10/30/2031 (b)	1,046,000	1,120,632
Ameriprise Financial, Inc.:
4.50%, 5/13/2032	135,000	130,783
5.15%, 5/15/2033 (a)	60,000	60,663
5.70%, 12/15/2028	150,000	154,701
Apollo Global Management, Inc. 6.38%, 11/15/2033	135,000	145,121
BGC Group, Inc. 8.00%, 5/25/2028	145,000	154,091
BlackRock Funding, Inc.:
4.70%, 3/14/2029	115,000	115,123
5.00%, 3/14/2034	145,000	145,650
5.25%, 3/14/2054	85,000	85,408
BlackRock, Inc.:
1.90%, 1/28/2031	316,000	263,143
2.10%, 2/25/2032	400,000	328,308
3.25%, 4/30/2029	466,000	436,428
4.75%, 5/25/2033	135,000	134,216
Brookfield Capital Finance LLC 6.09%, 6/14/2033	309,000	323,109
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc. 2.34%, 1/30/2032	275,000	223,465
Brookfield Finance, Inc.:
2.72%, 4/15/2031	400,000	340,320
3.90%, 1/25/2028	200,000	192,632
4.35%, 4/15/2030	425,000	406,172
4.85%, 3/29/2029	136,000	135,015
5.97%, 3/4/2054	125,000	129,480
Capital One Financial Corp.:
SOFR + 0.86%, 1.88%, 11/2/2027 (b)	25,000	22,869
SOFR + 1.34%, 2.36%, 7/29/2032 (b)	889,000	683,685
SOFR + 1.79%, 3.27%, 3/1/2030 (b)	560,000	504,521
3.75%, 7/28/2026	650,000	626,379
3.75%, 3/9/2027	110,000	105,593
SOFR + 2.06%, 4.93%, 5/10/2028 (b)	486,000	479,692
SOFR + 2.16%, 4.99%, 7/24/2026 (b)	400,000	397,436
SOFR + 2.08%, 5.47%, 2/1/2029 (b)	100,000	99,819
SOFR + 1.91%, 5.70%, 2/1/2030 (a) (b)	235,000	237,005
SOFR + 2.60%, 5.82%, 2/1/2034 (b)	100,000	99,871
SOFR + 2.26%, 6.05%, 2/1/2035 (a) (b)	120,000	122,257

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 2.64%, 6.31%, 6/8/2029 (b)	$165,000	$169,562
SOFR + 2.86%, 6.38%, 6/8/2034 (b)	565,000	586,594
SOFR + 2.44%, 7.15%, 10/29/2027 (b)	240,000	249,919
SOFR + 3.07%, 7.62%, 10/30/2031 (b)	630,000	695,892
Charles Schwab Corp.:
0.90%, 3/11/2026 (a)	165,000	152,112
1.15%, 5/13/2026 (a)	150,000	138,321
2.30%, 5/13/2031 (a)	330,000	276,926
2.45%, 3/3/2027 (a)	290,000	270,207
2.90%, 3/3/2032 (a)	400,000	342,908
3.20%, 3/2/2027	254,000	241,920
3.20%, 1/25/2028	25,000	23,479
3.25%, 5/22/2029	100,000	92,692
3.30%, 4/1/2027	350,000	333,326
3.45%, 2/13/2026	140,000	135,701
4.00%, 2/1/2029 (a)	331,000	318,813
SOFR + 2.21%, 5.64%, 5/19/2029 (b)	265,000	268,922
SOFR + 2.50%, 5.85%, 5/19/2034 (a) (b)	325,000	332,579
5.88%, 8/24/2026	135,000	137,237
SOFR + 2.01%, 6.14%, 8/24/2034 (b)	400,000	418,052
SOFR + 1.88%, 6.20%, 11/17/2029 (b)	748,000	777,337
CI Financial Corp.:
3.20%, 12/17/2030	95,000	77,803
4.10%, 6/15/2051	350,000	218,942
CME Group, Inc.:
2.65%, 3/15/2032	60,000	51,824
4.15%, 6/15/2048	200,000	174,864
5.30%, 9/15/2043	276,000	281,744
Credit Suisse USA, Inc. 7.13%, 7/15/2032	755,000	847,895
Discover Financial Services:
4.10%, 2/9/2027	400,000	385,800
6.70%, 11/29/2032	500,000	529,270
SOFR + 3.37%, 7.96%, 11/2/2034 (b)	250,000	283,182
Eaton Vance Corp. 3.50%, 4/6/2027	100,000	95,618
Intercontinental Exchange, Inc.:
1.85%, 9/15/2032	130,000	101,709
2.10%, 6/15/2030	549,000	465,958
3.00%, 6/15/2050 (a)	240,000	162,218
3.00%, 9/15/2060	68,000	42,986
3.75%, 12/1/2025	200,000	195,578
3.75%, 9/21/2028 (a)	300,000	288,021
4.00%, 9/15/2027	100,000	97,156
4.25%, 9/21/2048	158,000	135,483
4.95%, 6/15/2052 (a)	285,000	270,283
Security Description	Principal Amount	Value
5.20%, 6/15/2062	$420,000	$410,105
Invesco Finance PLC:
3.75%, 1/15/2026	175,000	170,641
5.38%, 11/30/2043	30,000	29,237
Jefferies Financial Group, Inc.:
2.63%, 10/15/2031	100,000	82,571
4.15%, 1/23/2030	213,000	199,845
4.85%, 1/15/2027	160,000	158,798
5.88%, 7/21/2028	110,000	112,102
6.25%, 1/15/2036	450,000	465,394
6.50%, 1/20/2043	50,000	52,453
Lazard Group LLC 6.00%, 3/15/2031	225,000	227,290
LPL Holdings, Inc. 6.75%, 11/17/2028	200,000	209,484
Mastercard, Inc.:
2.95%, 11/21/2026	100,000	95,476
2.95%, 6/1/2029	184,000	169,523
3.35%, 3/26/2030	1,070,000	995,474
3.65%, 6/1/2049	698,000	561,820
3.85%, 3/26/2050	392,000	324,980
3.95%, 2/26/2048	55,000	46,656
4.85%, 3/9/2033	25,000	25,165
4.88%, 3/9/2028 (a)	145,000	146,869
Nasdaq, Inc.:
3.85%, 6/30/2026	350,000	340,571
5.35%, 6/28/2028	115,000	116,579
5.55%, 2/15/2034	105,000	106,784
5.95%, 8/15/2053	51,000	53,720
6.10%, 6/28/2063	136,000	144,680
Nomura Holdings, Inc.:
1.65%, 7/14/2026	125,000	114,897
1.85%, 7/16/2025	546,000	520,125
2.33%, 1/22/2027	735,000	677,347
2.61%, 7/14/2031	256,000	212,652
2.68%, 7/16/2030	250,000	213,780
2.71%, 1/22/2029	70,000	62,200
3.00%, 1/22/2032	325,000	274,342
6.07%, 7/12/2028 (a)	170,000	175,073
6.09%, 7/12/2033 (a)	200,000	210,730
6.18%, 1/18/2033	100,000	105,956
ORIX Corp. 5.20%, 9/13/2032 (a)	125,000	126,725
Radian Group, Inc. 6.20%, 5/15/2029	70,000	71,021
Synchrony Financial:
2.88%, 10/28/2031	100,000	79,934
3.70%, 8/4/2026	301,000	285,995
4.50%, 7/23/2025 (a)	567,000	555,666
4.88%, 6/13/2025	375,000	369,476
5.15%, 3/19/2029	1,000	961
TPG Operating Group II LP 5.88%, 3/5/2034	250,000	253,680
Visa, Inc.:
1.10%, 2/15/2031	500,000	398,620
1.90%, 4/15/2027 (a)	385,000	355,755

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
2.00%, 8/15/2050	$160,000	$94,202
2.05%, 4/15/2030	75,000	64,697
2.70%, 4/15/2040	255,000	191,110
3.15%, 12/14/2025	1,013,000	985,254
3.65%, 9/15/2047	325,000	262,168
4.15%, 12/14/2035	45,000	42,697
4.30%, 12/14/2045	677,000	610,932
Voya Financial, Inc.:
3.65%, 6/15/2026	500,000	481,995
3 mo. USD Term SOFR + 2.08%, 4.70%, 1/23/2048 (b)	100,000	84,816
Western Union Co. 1.35%, 3/15/2026	777,000	719,183
		45,792,580
ELECTRIC — 8.4%
AEP Texas, Inc.:
3.80%, 10/1/2047	160,000	119,677
Series G, 4.15%, 5/1/2049	126,000	99,414
4.70%, 5/15/2032	100,000	95,572
5.40%, 6/1/2033	70,000	69,887
AEP Transmission Co. LLC:
Series N, 2.75%, 8/15/2051	192,000	120,670
Series M, 3.65%, 4/1/2050	100,000	75,735
3.75%, 12/1/2047	290,000	224,283
4.25%, 9/15/2048	300,000	250,542
5.15%, 4/1/2034	250,000	249,315
5.40%, 3/15/2053	35,000	34,819
AES Corp.:
1.38%, 1/15/2026	300,000	277,803
5.45%, 6/1/2028 (a)	50,000	49,916
Alabama Power Co.:
Series 20-A, 1.45%, 9/15/2030	100,000	80,888
3.00%, 3/15/2052	100,000	67,785
3.13%, 7/15/2051 (a)	75,000	51,902
3.45%, 10/1/2049	100,000	74,202
Series B, 3.70%, 12/1/2047	110,000	85,454
3.75%, 9/1/2027	100,000	96,313
3.75%, 3/1/2045	193,000	152,939
3.94%, 9/1/2032 (a)	45,000	41,794
4.15%, 8/15/2044	100,000	84,158
4.30%, 1/2/2046	87,000	74,710
Series A, 4.30%, 7/15/2048	215,000	182,612
5.85%, 11/15/2033	65,000	68,423
6.00%, 3/1/2039 (a)	231,000	243,340
Ameren Corp.:
1.75%, 3/15/2028	200,000	176,530
5.00%, 1/15/2029	500,000	497,770
5.70%, 12/1/2026	300,000	304,014
Ameren Illinois Co.:
4.15%, 3/15/2046	151,000	126,810
4.95%, 6/1/2033	200,000	198,114
5.90%, 12/1/2052	90,000	96,323
Security Description	Principal Amount	Value
American Electric Power Co., Inc.:
5 yr. CMT + 2.68%, 3.88%, 2/15/2062 (b)	$850,000	$768,723
5.20%, 1/15/2029 (a)	1,000,000	1,002,290
5.63%, 3/1/2033 (a)	283,000	287,658
5.70%, 8/15/2025	90,000	90,160
5.95%, 11/1/2032	225,000	234,391
Appalachian Power Co.:
Series AA, 2.70%, 4/1/2031	300,000	252,753
Series Z, 3.70%, 5/1/2050	100,000	71,000
4.40%, 5/15/2044	160,000	131,499
Series Y, 4.50%, 3/1/2049	255,000	205,933
5.65%, 4/1/2034 (a)	200,000	201,846
7.00%, 4/1/2038	130,000	145,783
Arizona Public Service Co.:
2.20%, 12/15/2031	85,000	69,075
2.60%, 8/15/2029	321,000	284,753
3.15%, 5/15/2025	80,000	77,841
3.75%, 5/15/2046	181,000	136,023
4.20%, 8/15/2048	40,000	31,756
4.25%, 3/1/2049	300,000	240,891
4.35%, 11/15/2045	25,000	20,779
4.50%, 4/1/2042	135,000	116,061
5.05%, 9/1/2041	72,000	66,851
6.35%, 12/15/2032	100,000	106,686
Avangrid, Inc.:
3.20%, 4/15/2025	428,000	417,219
3.80%, 6/1/2029	50,000	46,940
Avista Corp. 4.00%, 4/1/2052	307,000	235,779
Baltimore Gas & Electric Co.:
3.20%, 9/15/2049	533,000	367,541
3.75%, 8/15/2047	77,000	59,854
4.25%, 9/15/2048	44,000	36,866
4.55%, 6/1/2052	275,000	241,444
5.40%, 6/1/2053	375,000	373,597
Berkshire Hathaway Energy Co.:
3.25%, 4/15/2028 (a)	109,000	102,840
3.80%, 7/15/2048	241,000	184,666
4.05%, 4/15/2025	246,000	242,804
4.25%, 10/15/2050	435,000	353,316
4.45%, 1/15/2049	126,000	106,538
4.50%, 2/1/2045	40,000	35,915
4.60%, 5/1/2053	300,000	259,740
5.95%, 5/15/2037	100,000	104,365
Black Hills Corp.:
2.50%, 6/15/2030	132,000	110,537
3.05%, 10/15/2029 (a)	170,000	152,541
3.95%, 1/15/2026	50,000	48,707
6.15%, 5/15/2034	100,000	103,126
CenterPoint Energy Houston Electric LLC:
Series AE, 2.35%, 4/1/2031	400,000	339,264
Series AA, 3.00%, 2/1/2027	100,000	95,100

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series AG, 3.00%, 3/1/2032	$130,000	$113,207
Series AF, 3.35%, 4/1/2051	1,000	725
Series AC, 4.25%, 2/1/2049	108,000	91,806
Series AI, 4.45%, 10/1/2032	100,000	95,966
Series AJ, 4.85%, 10/1/2052	234,000	217,835
4.95%, 4/1/2033	100,000	99,304
5.15%, 3/1/2034	170,000	171,353
CenterPoint Energy, Inc.:
3.70%, 9/1/2049 (a)	100,000	73,870
5.25%, 8/10/2026	100,000	100,217
Cleco Corporate Holdings LLC 3.74%, 5/1/2026	100,000	96,252
CMS Energy Corp.:
5 yr. CMT + 2.90%, 3.75%, 12/1/2050 (a) (b)	429,000	351,801
5 yr. CMT + 4.12%, 4.75%, 6/1/2050 (b)	298,000	274,142
Commonwealth Edison Co.:
2.20%, 3/1/2030 (a)	250,000	214,078
Series 127, 3.20%, 11/15/2049	100,000	69,488
3.70%, 8/15/2028	50,000	47,803
Series 123, 3.75%, 8/15/2047	250,000	193,875
Series 133, 3.85%, 3/15/2052	50,000	38,837
4.00%, 3/1/2048	150,000	121,680
4.35%, 11/15/2045	200,000	171,064
4.90%, 2/1/2033 (a)	1,150,000	1,141,800
Connecticut Light & Power Co.:
Series A, 0.75%, 12/1/2025	53,000	49,376
4.00%, 4/1/2048	58,000	47,457
4.30%, 4/15/2044	134,000	115,883
4.65%, 1/1/2029	500,000	494,235
5.25%, 1/15/2053	136,000	135,119
Consolidated Edison Co. of New York, Inc.:
2.40%, 6/15/2031 (a)	1,500,000	1,276,845
Series C, 3.00%, 12/1/2060	75,000	46,545
3.70%, 11/15/2059	336,000	243,506
3.85%, 6/15/2046	261,000	208,033
Series 20B, 3.95%, 4/1/2050 (a)	150,000	122,054
Series A, 4.13%, 5/15/2049	30,000	24,519
Series C, 4.30%, 12/1/2056	165,000	135,691
4.50%, 12/1/2045	175,000	153,571
Series E, 4.65%, 12/1/2048	144,000	127,868
5.50%, 3/15/2034	250,000	258,385
Series 09-C, 5.50%, 12/1/2039 (a)	125,000	126,279
5.70%, 6/15/2040	130,000	132,314
5.90%, 11/15/2053	225,000	240,016
6.15%, 11/15/2052	180,000	198,216
Security Description	Principal Amount	Value
Constellation Energy Generation LLC:
5.60%, 3/1/2028	$65,000	$66,232
5.75%, 3/15/2054 (a)	290,000	289,742
6.13%, 1/15/2034	75,000	79,300
6.25%, 10/1/2039	395,000	416,334
6.50%, 10/1/2053	190,000	209,471
Consumers Energy Co.:
3.10%, 8/15/2050	25,000	17,653
3.50%, 8/1/2051	93,000	71,279
3.75%, 2/15/2050	150,000	118,980
4.20%, 9/1/2052	240,000	202,001
4.60%, 5/30/2029	310,000	306,500
4.65%, 3/1/2028	50,000	49,718
4.90%, 2/15/2029	250,000	250,817
Dominion Energy South Carolina, Inc.:
4.60%, 6/15/2043	385,000	346,007
5.10%, 6/1/2065	100,000	92,768
6.25%, 10/15/2053	165,000	184,937
Dominion Energy, Inc.:
Series C, 2.25%, 8/15/2031	180,000	147,400
Series B, 3.30%, 4/15/2041	35,000	26,205
Series C, 3.38%, 4/1/2030	284,000	258,420
3.90%, 10/1/2025	25,000	24,453
Series C, 4.05%, 9/15/2042	89,000	71,729
4.25%, 6/1/2028 (a)	86,000	83,311
Series A, 4.60%, 3/15/2049	100,000	85,265
Series B, 4.85%, 8/15/2052	500,000	446,295
5.38%, 11/15/2032 (a)	400,000	402,612
Series B, 5.95%, 6/15/2035	121,000	124,812
7.00%, 6/15/2038	200,000	220,136
DTE Electric Co.:
Series A, 1.90%, 4/1/2028	38,000	34,084
2.25%, 3/1/2030	200,000	173,148
Series B, 3.65%, 3/1/2052 (a)	25,000	18,895
3.70%, 6/1/2046	550,000	427,581
3.75%, 8/15/2047	100,000	78,380
4.85%, 12/1/2026	120,000	119,990
5.20%, 4/1/2033	75,000	76,017
5.20%, 3/1/2034	115,000	115,670
5.40%, 4/1/2053 (a)	184,000	185,774
DTE Energy Co.:
Series C, 3.40%, 6/15/2029	50,000	45,844
4.88%, 6/1/2028 (a)	230,000	227,610
5.10%, 3/1/2029	400,000	398,576
Duke Energy Carolinas LLC:
2.45%, 2/1/2030	515,000	452,474
2.55%, 4/15/2031 (a)	125,000	107,835
2.85%, 3/15/2032	120,000	103,027
3.20%, 8/15/2049	100,000	69,707
3.45%, 4/15/2051	1,010,000	730,543
3.88%, 3/15/2046	64,000	50,644
3.95%, 3/15/2048	416,000	331,839

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 9/30/2042	$100,000	$83,347
4.95%, 1/15/2033	215,000	213,848
5.35%, 1/15/2053	100,000	98,756
5.40%, 1/15/2054	250,000	248,762
6.05%, 4/15/2038	122,000	129,343
6.45%, 10/15/2032	135,000	147,064
Duke Energy Corp.:
0.90%, 9/15/2025	125,000	117,373
2.55%, 6/15/2031	217,000	182,911
2.65%, 9/1/2026	118,000	111,392
5 yr. CMT + 2.32%, 3.25%, 1/15/2082 (b)	1,019,000	908,357
3.50%, 6/15/2051	132,000	92,694
3.75%, 9/1/2046	378,000	285,745
4.20%, 6/15/2049	50,000	39,838
4.50%, 8/15/2032	70,000	66,446
4.80%, 12/15/2045	150,000	133,340
4.85%, 1/5/2027	85,000	84,658
4.85%, 1/5/2029	900,000	892,170
5.00%, 12/8/2025	170,000	169,527
5.00%, 12/8/2027	50,000	49,944
5.00%, 8/15/2052	200,000	181,392
5.75%, 9/15/2033 (a)	200,000	205,700
6.10%, 9/15/2053	150,000	158,570
Duke Energy Florida LLC:
1.75%, 6/15/2030	50,000	41,559
2.40%, 12/15/2031	50,000	41,966
2.50%, 12/1/2029	70,000	62,063
5.88%, 11/15/2033	180,000	190,334
5.95%, 11/15/2052	126,000	134,061
6.20%, 11/15/2053	25,000	27,589
6.35%, 9/15/2037	130,000	140,391
Duke Energy Indiana LLC:
2.75%, 4/1/2050	120,000	76,103
3.75%, 5/15/2046	100,000	78,275
Series WWW, 4.90%, 7/15/2043	100,000	93,246
5.25%, 3/1/2034	35,000	35,308
5.40%, 4/1/2053	300,000	294,402
Duke Energy Ohio, Inc.:
2.13%, 6/1/2030	1,116,000	944,594
3.65%, 2/1/2029	150,000	142,553
4.30%, 2/1/2049 (a)	182,000	151,402
5.25%, 4/1/2033	200,000	202,158
5.55%, 3/15/2054	155,000	154,684
5.65%, 4/1/2053	60,000	60,856
Duke Energy Progress LLC:
2.00%, 8/15/2031	100,000	81,564
3.40%, 4/1/2032	100,000	89,351
3.60%, 9/15/2047	83,000	61,944
3.70%, 10/15/2046	50,000	38,295
4.15%, 12/1/2044	300,000	248,931
4.20%, 8/15/2045	152,000	126,947
5.10%, 3/15/2034 (a)	50,000	50,016
5.35%, 3/15/2053	100,000	97,719
Security Description	Principal Amount	Value
Edison International:
4.13%, 3/15/2028 (a)	$101,000	$96,823
4.70%, 8/15/2025	70,000	69,192
5.25%, 11/15/2028	209,000	208,586
5.75%, 6/15/2027 (a)	144,000	145,898
6.95%, 11/15/2029	81,000	86,902
El Paso Electric Co.:
5.00%, 12/1/2044	25,000	21,573
6.00%, 5/15/2035	275,000	276,889
Emera U.S. Finance LP:
2.64%, 6/15/2031	50,000	40,841
4.75%, 6/15/2046	224,000	184,466
Enel Americas SA 4.00%, 10/25/2026	414,000	396,740
Entergy Arkansas LLC:
3.35%, 6/15/2052	105,000	72,890
5.15%, 1/15/2033 (a)	15,000	15,056
Entergy Corp.:
0.90%, 9/15/2025	25,000	23,449
2.40%, 6/15/2031 (a)	135,000	112,100
2.80%, 6/15/2030 (a)	221,000	193,432
Entergy Louisiana LLC:
2.35%, 6/15/2032	50,000	40,776
2.40%, 10/1/2026	135,000	126,480
2.90%, 3/15/2051	462,000	292,589
3.05%, 6/1/2031	200,000	175,240
3.12%, 9/1/2027	267,000	251,842
3.25%, 4/1/2028	200,000	188,508
4.00%, 3/15/2033	100,000	91,874
4.20%, 9/1/2048	782,000	639,254
4.75%, 9/15/2052	71,000	63,272
5.70%, 3/15/2054	300,000	305,466
Entergy Mississippi LLC:
3.50%, 6/1/2051	100,000	72,221
3.85%, 6/1/2049	155,000	119,575
Entergy Texas, Inc.:
3.55%, 9/30/2049	166,000	121,534
4.00%, 3/30/2029	25,000	23,955
5.00%, 9/15/2052	83,000	75,940
5.80%, 9/1/2053	65,000	67,114
Evergy Kansas Central, Inc.:
3.25%, 9/1/2049	25,000	17,226
4.10%, 4/1/2043	100,000	82,654
4.25%, 12/1/2045	400,000	334,660
5.70%, 3/15/2053	100,000	101,470
5.90%, 11/15/2033	120,000	125,885
Evergy, Inc. 2.90%, 9/15/2029	500,000	446,570
Eversource Energy:
Series Q, 0.80%, 8/15/2025	223,000	208,840
Series M, 3.30%, 1/15/2028	100,000	93,481
4.60%, 7/1/2027	50,000	49,188
4.75%, 5/15/2026 (a)	100,000	98,940
5.00%, 1/1/2027	85,000	84,765
5.13%, 5/15/2033 (a)	650,000	637,305

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.45%, 3/1/2028 (a)	$360,000	$364,500
5.95%, 2/1/2029	640,000	660,518
Exelon Corp.:
3.40%, 4/15/2026 (a)	100,000	96,711
3.95%, 6/15/2025	50,000	49,085
4.05%, 4/15/2030	325,000	306,865
4.45%, 4/15/2046	120,000	102,706
4.70%, 4/15/2050	100,000	87,877
5.10%, 6/15/2045	686,000	635,277
5.15%, 3/15/2028	224,000	224,600
5.15%, 3/15/2029	250,000	250,712
5.30%, 3/15/2033 (a)	100,000	100,264
5.45%, 3/15/2034	250,000	251,907
5.60%, 3/15/2053	542,000	541,404
5.63%, 6/15/2035	200,000	203,302
Florida Power & Light Co.:
2.45%, 2/3/2032	100,000	84,312
2.85%, 4/1/2025	381,000	371,909
2.88%, 12/4/2051 (a)	1,905,000	1,252,214
3.13%, 12/1/2025 (a)	262,000	254,423
Series A, 3.30%, 5/30/2027	200,000	189,888
3.70%, 12/1/2047	324,000	254,745
3.95%, 3/1/2048	221,000	181,030
3.99%, 3/1/2049	200,000	164,154
4.05%, 6/1/2042	115,000	99,774
4.05%, 10/1/2044	129,000	110,264
4.13%, 2/1/2042	75,000	64,968
4.13%, 6/1/2048	85,000	71,636
4.40%, 5/15/2028	150,000	148,409
4.45%, 5/15/2026 (a)	100,000	99,063
4.80%, 5/15/2033	200,000	197,132
5.05%, 4/1/2028 (a)	285,000	288,297
5.10%, 4/1/2033	105,000	105,823
5.25%, 2/1/2041	78,000	78,032
5.30%, 4/1/2053 (a)	600,000	602,082
5.69%, 3/1/2040	25,000	26,299
5.95%, 2/1/2038	25,000	26,923
5.96%, 4/1/2039	64,000	69,670
Fortis, Inc. 3.06%, 10/4/2026	100,000	94,690
Georgia Power Co.:
Series B, 2.65%, 9/15/2029	455,000	405,632
3.25%, 4/1/2026	71,000	68,455
Series B, 3.70%, 1/30/2050	159,000	122,029
4.30%, 3/15/2042	100,000	87,090
4.30%, 3/15/2043	144,000	123,183
4.70%, 5/15/2032	106,000	103,607
5.00%, 2/23/2027 (a)	90,000	90,141
5.13%, 5/15/2052 (a)	449,000	434,672
5.25%, 3/15/2034	250,000	252,532
Iberdrola International BV 6.75%, 7/15/2036	200,000	226,996
Idaho Power Co.:
Series K, 4.20%, 3/1/2048	275,000	221,801
Security Description	Principal Amount	Value
Series MTN, 5.50%, 3/15/2053	$45,000	$44,636
Series MTN, 5.80%, 4/1/2054	140,000	143,531
Indiana Michigan Power Co.:
Series L, 3.75%, 7/1/2047	105,000	79,037
Series K, 4.55%, 3/15/2046	100,000	85,171
5.63%, 4/1/2053	117,000	118,506
IPALCO Enterprises, Inc.:
4.25%, 5/1/2030	245,000	227,958
5.75%, 4/1/2034 (d)	250,000	249,262
Kentucky Utilities Co. Series KENT, 5.45%, 4/15/2033	110,000	112,536
Louisville Gas & Electric Co. Series LOU, 5.45%, 4/15/2033	60,000	61,172
MidAmerican Energy Co.:
3.10%, 5/1/2027 (a)	52,000	49,413
3.15%, 4/15/2050	325,000	225,846
3.65%, 8/1/2048	250,000	191,870
3.95%, 8/1/2047	200,000	160,532
4.25%, 7/15/2049	132,000	112,175
5.30%, 2/1/2055	285,000	281,845
5.35%, 1/15/2034	125,000	128,505
Mississippi Power Co. 3.95%, 3/30/2028	300,000	288,378
National Grid PLC:
5.42%, 1/11/2034	250,000	248,290
5.60%, 6/12/2028	380,000	387,467
National Rural Utilities Cooperative Finance Corp.:
Series MTN, 1.00%, 6/15/2026 (a)	300,000	274,890
2.40%, 3/15/2030	20,000	17,320
2.75%, 4/15/2032 (a)	15,000	12,732
Series MTN, 3.45%, 6/15/2025	275,000	269,090
3.70%, 3/15/2029	1,050,000	993,636
Series GMTN, 4.85%, 2/7/2029	400,000	399,816
5.45%, 10/30/2025	175,000	175,634
5.80%, 1/15/2033	500,000	521,045
Series MTN, 8.00%, 3/1/2032	135,000	157,862
Nevada Power Co.:
Series DD, 2.40%, 5/1/2030	150,000	129,450
Series CC, 3.70%, 5/1/2029	221,000	210,248
6.00%, 3/15/2054	105,000	110,830
Series N, 6.65%, 4/1/2036	500,000	542,100
NextEra Energy Capital Holdings, Inc.:
1.90%, 6/15/2028	293,000	259,595
2.25%, 6/1/2030	539,000	458,883
2.44%, 1/15/2032	1,030,000	851,831
2.75%, 11/1/2029	143,000	127,689

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 4/1/2029	$150,000	$139,790
3.55%, 5/1/2027	488,000	465,723
4.63%, 7/15/2027	150,000	148,065
3 mo. USD Term SOFR + 2.41%, 4.80%, 12/1/2077 (a) (b)	300,000	275,226
4.90%, 3/15/2029	200,000	199,190
4.95%, 1/29/2026	130,000	129,420
5.00%, 7/15/2032 (a)	180,000	178,819
5.05%, 2/28/2033	400,000	396,380
5.25%, 3/15/2034	200,000	199,602
5.25%, 2/28/2053 (a)	228,000	217,013
5.55%, 3/15/2054	200,000	198,642
Northern States Power Co.:
2.25%, 4/1/2031 (a)	250,000	209,840
2.90%, 3/1/2050	112,000	74,686
3.20%, 4/1/2052	450,000	311,661
3.40%, 8/15/2042	20,000	15,338
3.60%, 5/15/2046	50,000	38,043
4.50%, 6/1/2052	35,000	30,746
5.10%, 5/15/2053 (a)	470,000	452,695
5.35%, 11/1/2039	100,000	99,512
5.40%, 3/15/2054	145,000	146,032
6.20%, 7/1/2037	30,000	32,486
NorthWestern Corp. 4.18%, 11/15/2044	10,000	8,181
NSTAR Electric Co.:
4.55%, 6/1/2052	172,000	150,147
4.95%, 9/15/2052	295,000	275,557
Oglethorpe Power Corp.:
5.05%, 10/1/2048	300,000	269,967
6.20%, 12/1/2053 (d)	164,000	172,548
Ohio Edison Co. 6.88%, 7/15/2036 (a)	400,000	448,156
Ohio Power Co.:
Series P, 2.60%, 4/1/2030	50,000	43,517
Series R, 2.90%, 10/1/2051	95,000	61,270
Oklahoma Gas & Electric Co.:
3.85%, 8/15/2047	30,000	23,101
4.15%, 4/1/2047	600,000	485,544
5.40%, 1/15/2033	70,000	71,485
Oncor Electric Delivery Co. LLC:
0.55%, 10/1/2025	100,000	93,613
2.70%, 11/15/2051	100,000	62,870
2.75%, 5/15/2030	251,000	222,790
3.70%, 5/15/2050	110,000	84,091
3.75%, 4/1/2045	34,000	27,152
3.80%, 9/30/2047	225,000	175,055
4.10%, 11/15/2048	160,000	131,672
4.15%, 6/1/2032	150,000	140,949
4.30%, 5/15/2028	100,000	97,854
4.55%, 9/15/2032	85,000	82,111
4.55%, 12/1/2041	100,000	91,495
4.60%, 6/1/2052	140,000	123,446
4.95%, 9/15/2052 (a)	365,000	343,626
Security Description	Principal Amount	Value
5.65%, 11/15/2033	$130,000	$135,287
7.00%, 5/1/2032	125,000	140,146
7.25%, 1/15/2033	15,000	17,150
Pacific Gas & Electric Co.:
2.50%, 2/1/2031	860,000	715,821
3.15%, 1/1/2026	150,000	144,231
3.25%, 6/1/2031	80,000	69,427
3.30%, 12/1/2027	275,000	255,483
3.30%, 8/1/2040	275,000	201,960
3.45%, 7/1/2025	339,000	329,867
3.50%, 8/1/2050 (a)	160,000	109,582
3.75%, 7/1/2028	150,000	140,415
3.75%, 8/15/2042 (a)	26,000	19,358
4.00%, 12/1/2046	237,000	177,226
4.20%, 6/1/2041	50,000	40,323
4.25%, 3/15/2046	30,000	23,495
4.30%, 3/15/2045	131,000	103,432
4.40%, 3/1/2032	961,000	885,119
4.50%, 7/1/2040	180,000	153,567
4.55%, 7/1/2030	310,000	294,739
4.60%, 6/15/2043	50,000	41,833
4.75%, 2/15/2044	260,000	219,110
4.95%, 6/8/2025	50,000	49,572
4.95%, 7/1/2050	447,000	385,073
5.25%, 3/1/2052	200,000	178,462
5.45%, 6/15/2027	100,000	100,319
5.55%, 5/15/2029	175,000	176,531
5.80%, 5/15/2034	155,000	156,390
5.90%, 6/15/2032	703,000	715,056
6.15%, 1/15/2033	170,000	175,539
6.40%, 6/15/2033	745,000	785,111
6.70%, 4/1/2053	165,000	178,911
6.75%, 1/15/2053	490,000	534,619
6.95%, 3/15/2034	140,000	153,439
PacifiCorp:
2.70%, 9/15/2030	278,000	240,740
3.30%, 3/15/2051	150,000	100,230
4.10%, 2/1/2042	200,000	160,044
4.15%, 2/15/2050	375,000	294,244
5.10%, 2/15/2029	200,000	201,498
5.35%, 12/1/2053	250,000	232,642
5.45%, 2/15/2034	200,000	200,780
5.50%, 5/15/2054	1,310,000	1,258,163
5.75%, 4/1/2037	350,000	354,987
5.80%, 1/15/2055	650,000	640,880
6.00%, 1/15/2039	185,000	191,949
6.25%, 10/15/2037	367,000	386,803
PECO Energy Co.:
2.85%, 9/15/2051	30,000	19,304
3.00%, 9/15/2049	50,000	33,896
3.70%, 9/15/2047	30,000	23,486
4.38%, 8/15/2052	115,000	99,883
4.60%, 5/15/2052	50,000	45,037
4.90%, 6/15/2033 (a)	145,000	145,126

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
PPL Capital Funding, Inc. 3.10%, 5/15/2026 (a)	$300,000	$286,854
PPL Electric Utilities Corp. 5.25%, 5/15/2053	1,060,000	1,049,220
Progress Energy, Inc.:
6.00%, 12/1/2039	100,000	101,940
7.00%, 10/30/2031	199,000	220,176
7.75%, 3/1/2031	514,000	582,634
Public Service Co. of Colorado:
Series 35, 1.90%, 1/15/2031	50,000	41,024
4.05%, 9/15/2049	144,000	112,545
4.10%, 6/15/2048	650,000	511,647
Series 39, 4.50%, 6/1/2052	61,000	51,264
5.25%, 4/1/2053	129,000	122,013
Series 17, 6.25%, 9/1/2037	160,000	170,781
Public Service Co. of New Hampshire:
Series V, 2.20%, 6/15/2031	60,000	50,045
3.60%, 7/1/2049	100,000	76,768
5.15%, 1/15/2053	150,000	147,113
5.35%, 10/1/2033	145,000	147,887
Public Service Electric & Gas Co.:
Series MTN, 2.45%, 1/15/2030	245,000	214,167
Series MTN, 3.20%, 5/15/2029	50,000	46,464
Series MTN, 3.60%, 12/1/2047	50,000	38,757
Series MTN, 3.80%, 3/1/2046	200,000	160,364
Series MTN, 3.85%, 5/1/2049	60,000	48,279
Series MTN, 4.65%, 3/15/2033	70,000	68,135
Series MTN, 4.90%, 12/15/2032	600,000	596,946
5.20%, 8/1/2033	200,000	203,056
Series MTN, 5.20%, 3/1/2034	250,000	253,100
Series MTN, 5.45%, 3/1/2054	250,000	257,522
Public Service Enterprise Group, Inc.:
0.80%, 8/15/2025	275,000	258,461
2.45%, 11/15/2031	75,000	61,981
5.20%, 4/1/2029	55,000	55,024
5.45%, 4/1/2034	55,000	55,102
5.85%, 11/15/2027	200,000	204,890
5.88%, 10/15/2028	225,000	231,752
6.13%, 10/15/2033	275,000	288,887
Puget Energy, Inc. 4.10%, 6/15/2030	45,000	41,096
Puget Sound Energy, Inc.:
3.25%, 9/15/2049	240,000	164,410
Security Description	Principal Amount	Value
4.30%, 5/20/2045	$112,000	$94,414
5.45%, 6/1/2053 (a)	250,000	249,400
5.64%, 4/15/2041	320,000	321,398
San Diego Gas & Electric Co.:
Series VVV, 1.70%, 10/1/2030	600,000	494,010
2.50%, 5/15/2026	291,000	276,636
Series WWW, 2.95%, 8/15/2051	100,000	67,496
3.00%, 3/15/2032	50,000	43,620
Series RRR, 3.75%, 6/1/2047	410,000	318,287
4.10%, 6/15/2049	35,000	28,478
4.95%, 8/15/2028 (a)	100,000	100,391
5.35%, 4/1/2053	125,000	123,251
5.55%, 4/15/2054	200,000	202,688
Sempra:
3.25%, 6/15/2027	235,000	221,448
3.30%, 4/1/2025	128,000	125,208
3.70%, 4/1/2029	267,000	249,733
5 yr. CMT + 2.87%, 4.13%, 4/1/2052 (b)	474,000	437,298
5.50%, 8/1/2033 (a)	125,000	125,233
Sierra Pacific Power Co.:
2.60%, 5/1/2026	107,000	101,656
5.90%, 3/15/2054 (d)	50,000	51,610
Southern California Edison Co.:
2.25%, 6/1/2030	1,206,000	1,026,101
Series G, 2.50%, 6/1/2031	50,000	42,178
Series C, 3.60%, 2/1/2045	135,000	101,056
Series H, 3.65%, 6/1/2051	100,000	73,480
Series E, 3.70%, 8/1/2025	671,000	656,292
Series 2013-A, 3.90%, 3/15/2043	122,000	97,829
4.00%, 4/1/2047	339,000	268,522
4.05%, 3/15/2042	200,000	164,920
Series C, 4.13%, 3/1/2048	118,000	95,338
Series A, 4.20%, 3/1/2029 (a)	75,000	72,323
4.65%, 10/1/2043	87,000	77,044
4.88%, 2/1/2027	250,000	249,257
Series B, 4.88%, 3/1/2049	270,000	241,782
4.90%, 6/1/2026	200,000	199,048
5.15%, 6/1/2029	350,000	351,263
5.20%, 6/1/2034	250,000	247,480
Series E, 5.45%, 6/1/2052	175,000	170,175
5.88%, 12/1/2053	200,000	206,686
5.95%, 11/1/2032	320,000	335,517
Series 2008-A, 5.95%, 2/1/2038	137,000	141,765
Series 2004-B, 6.00%, 1/15/2034	150,000	158,541
6.05%, 3/15/2039	175,000	182,795
Southern Co.:
3.25%, 7/1/2026	417,000	400,933
Series A, 3.70%, 4/30/2030	374,000	347,053

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series 21-A, 5 yr. CMT + 2.92%, 3.75%, 9/15/2051 (b)	$345,000	$322,706
Series B, 5 yr. CMT + 3.73%, 4.00%, 1/15/2051 (b)	200,000	192,540
4.40%, 7/1/2046	418,000	360,663
4.85%, 6/15/2028	200,000	199,052
5.20%, 6/15/2033	545,000	545,011
5.50%, 3/15/2029	250,000	254,892
5.70%, 10/15/2032	240,000	247,735
5.70%, 3/15/2034	550,000	567,627
Southern Power Co.:
Series F, 4.95%, 12/15/2046	61,000	54,288
5.15%, 9/15/2041	100,000	93,271
5.25%, 7/15/2043	200,000	188,912
Southwestern Electric Power Co.:
Series N, 1.65%, 3/15/2026	50,000	46,641
Series L, 3.85%, 2/1/2048	250,000	183,573
Series M, 4.10%, 9/15/2028	65,000	62,286
5.30%, 4/1/2033	100,000	98,728
Southwestern Public Service Co.:
Series 8, 3.15%, 5/1/2050	32,000	21,022
3.40%, 8/15/2046	140,000	98,514
3.70%, 8/15/2047	300,000	215,991
4.50%, 8/15/2041	175,000	149,307
System Energy Resources, Inc. 6.00%, 4/15/2028	170,000	173,358
Tampa Electric Co.:
3.63%, 6/15/2050	100,000	73,505
4.10%, 6/15/2042	273,000	228,427
4.30%, 6/15/2048	150,000	124,791
4.90%, 3/1/2029	250,000	250,287
5.00%, 7/15/2052 (a)	100,000	91,962
Tucson Electric Power Co.:
3.25%, 5/1/2051	400,000	272,548
4.85%, 12/1/2048	36,000	32,143
Union Electric Co.:
2.15%, 3/15/2032	50,000	40,558
3.25%, 10/1/2049	160,000	111,906
4.00%, 4/1/2048	70,000	56,155
5.20%, 4/1/2034	200,000	200,370
5.25%, 1/15/2054	295,000	283,477
5.45%, 3/15/2053	207,000	205,054
Virginia Electric & Power Co.:
Series A, 2.88%, 7/15/2029 (a)	160,000	145,219
2.95%, 11/15/2051	200,000	129,748
Series A, 3.10%, 5/15/2025	200,000	195,114
Series A, 3.15%, 1/15/2026	360,000	347,706
3.30%, 12/1/2049	50,000	35,325
Series A, 3.50%, 3/15/2027	200,000	192,142
Series A, 3.80%, 4/1/2028	104,000	99,871
Security Description	Principal Amount	Value
Series B, 3.80%, 9/15/2047	$250,000	$193,283
4.45%, 2/15/2044	250,000	218,178
Series C, 4.63%, 5/15/2052	706,000	615,463
Series D, 4.65%, 8/15/2043 (a)	460,000	412,845
5.00%, 4/1/2033	175,000	172,683
5.30%, 8/15/2033	200,000	200,720
5.35%, 1/15/2054 (a)	90,000	88,150
5.45%, 4/1/2053 (a)	100,000	99,319
Series A, 6.00%, 5/15/2037	20,000	20,986
6.35%, 11/30/2037	30,000	32,482
WEC Energy Group, Inc.:
2.20%, 12/15/2028 (a)	50,000	44,195
4.75%, 1/9/2026	400,000	396,428
4.75%, 1/15/2028	100,000	99,443
5.60%, 9/12/2026	65,000	65,748
Wisconsin Electric Power Co. 4.75%, 9/30/2032	88,000	86,728
Wisconsin Power & Light Co.:
3.05%, 10/15/2027	27,000	25,292
3.65%, 4/1/2050	125,000	92,390
4.95%, 4/1/2033	110,000	107,510
5.38%, 3/30/2034	535,000	538,349
Wisconsin Public Service Corp.:
3.30%, 9/1/2049	100,000	70,800
4.75%, 11/1/2044	406,000	370,601
5.35%, 11/10/2025	155,000	155,643
Xcel Energy, Inc.:
1.75%, 3/15/2027	190,000	171,207
2.60%, 12/1/2029	212,000	184,887
3.35%, 12/1/2026	100,000	94,844
3.50%, 12/1/2049	238,000	164,665
4.60%, 6/1/2032	414,000	389,632
5.45%, 8/15/2033	200,000	198,934
5.50%, 3/15/2034	100,000	99,529
		112,944,215
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Acuity Brands Lighting, Inc. 2.15%, 12/15/2030	21,000	17,404
Emerson Electric Co.:
1.80%, 10/15/2027	197,000	178,070
1.95%, 10/15/2030	264,000	224,152
2.75%, 10/15/2050	94,000	60,773
2.80%, 12/21/2051	486,000	317,684
3.15%, 6/1/2025	100,000	97,745
		895,828
ELECTRONICS — 0.7%
Agilent Technologies, Inc. 2.30%, 3/12/2031	250,000	209,900
Allegion PLC 3.50%, 10/1/2029	550,000	506,445
Amphenol Corp.:
2.20%, 9/15/2031	1,000	828

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
2.80%, 2/15/2030	$740,000	$662,300
4.75%, 3/30/2026	65,000	64,537
Arrow Electronics, Inc.:
2.95%, 2/15/2032	150,000	125,950
3.88%, 1/12/2028	50,000	47,435
Avnet, Inc. 6.25%, 3/15/2028	101,000	103,545
Flex Ltd.:
3.75%, 2/1/2026	257,000	249,359
4.75%, 6/15/2025	29,000	28,702
4.88%, 5/12/2030	300,000	292,086
Fortive Corp. 3.15%, 6/15/2026	360,000	344,333
Honeywell International, Inc.:
1.35%, 6/1/2025	400,000	383,368
1.75%, 9/1/2031	348,000	282,482
1.95%, 6/1/2030	339,000	289,120
2.70%, 8/15/2029 (a)	255,000	231,247
3.81%, 11/21/2047	717,000	580,304
4.25%, 1/15/2029 (a)	90,000	88,600
4.50%, 1/15/2034	175,000	170,163
4.88%, 9/1/2029	250,000	251,725
4.95%, 9/1/2031	250,000	251,705
5.00%, 2/15/2033	85,000	85,947
5.00%, 3/1/2035	250,000	250,815
5.25%, 3/1/2054	250,000	251,940
5.35%, 3/1/2064	250,000	253,442
5.70%, 3/15/2036	50,000	53,204
5.70%, 3/15/2037	57,000	60,352
Hubbell, Inc. 3.15%, 8/15/2027	53,000	50,016
Jabil, Inc.:
1.70%, 4/15/2026	246,000	228,541
3.00%, 1/15/2031	800,000	685,464
3.95%, 1/12/2028	120,000	113,938
5.45%, 2/1/2029	125,000	125,722
Keysight Technologies, Inc. 3.00%, 10/30/2029	105,000	93,614
TD SYNNEX Corp.:
1.75%, 8/9/2026	91,000	83,178
2.65%, 8/9/2031	154,000	124,224
Trimble, Inc.:
4.90%, 6/15/2028 (a)	350,000	348,092
6.10%, 3/15/2033	300,000	313,371
Tyco Electronics Group SA:
3.70%, 2/15/2026	413,000	402,601
4.50%, 2/13/2026	324,000	320,760
Vontier Corp.:
1.80%, 4/1/2026	119,000	110,439
2.40%, 4/1/2028	450,000	398,902
2.95%, 4/1/2031	75,000	62,734
		9,581,430
Security Description	Principal Amount	Value
ENGINEERING & CONSTRUCTION — 0.0% (c)
Jacobs Engineering Group, Inc. 6.35%, 8/18/2028	$100,000	$103,381
ENTERTAINMENT — 0.3%
Warnermedia Holdings, Inc.:
3.76%, 3/15/2027	747,000	712,795
4.05%, 3/15/2029	347,000	324,997
4.28%, 3/15/2032	950,000	849,100
5.05%, 3/15/2042	872,000	748,071
5.14%, 3/15/2052	1,240,000	1,029,684
5.39%, 3/15/2062	580,000	480,855
		4,145,502
ENVIRONMENTAL CONTROL — 0.4%
Nature Conservancy Series A, 3.96%, 3/1/2052	100,000	84,947
Republic Services, Inc.:
1.45%, 2/15/2031	350,000	278,848
2.30%, 3/1/2030	213,000	184,258
3.38%, 11/15/2027	200,000	190,108
4.88%, 4/1/2029	360,000	360,680
5.00%, 12/15/2033	747,000	741,502
5.00%, 4/1/2034	140,000	138,916
Veralto Corp.:
5.35%, 9/18/2028 (d)	255,000	259,149
5.45%, 9/18/2033 (d)	159,000	160,953
5.50%, 9/18/2026 (d)	200,000	200,740
Waste Connections, Inc.:
3.05%, 4/1/2050	287,000	196,905
3.50%, 5/1/2029	115,000	108,184
4.20%, 1/15/2033	105,000	98,743
5.00%, 3/1/2034	500,000	495,765
Waste Management, Inc.:
0.75%, 11/15/2025 (a)	610,000	569,502
1.50%, 3/15/2031 (a)	30,000	24,143
2.95%, 6/1/2041	86,000	64,347
4.15%, 4/15/2032 (a)	645,000	616,356
4.63%, 2/15/2030 (a)	39,000	38,836
4.63%, 2/15/2033 (a)	400,000	391,648
4.88%, 2/15/2029 (a)	175,000	176,720
4.88%, 2/15/2034	250,000	248,568
		5,629,818
FINANCIALS — 0.0% (c)
Brookfield Finance, Inc. 6.35%, 1/5/2034 (a)	235,000	250,134
FOOD — 1.6%
Campbell Soup Co.:
4.15%, 3/15/2028	282,000	273,371
5.20%, 3/19/2027 (a)	500,000	501,270
5.20%, 3/21/2029	50,000	50,250
5.30%, 3/20/2026 (a)	35,000	35,043
5.40%, 3/21/2034 (a)	40,000	40,290
Conagra Brands, Inc.:
1.38%, 11/1/2027	548,000	479,703

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.60%, 11/1/2025	$200,000	$197,428
4.85%, 11/1/2028	225,000	222,511
5.30%, 10/1/2026	50,000	50,056
5.40%, 11/1/2048	258,000	242,363
7.00%, 10/1/2028 (a)	26,000	27,994
Flowers Foods, Inc. 2.40%, 3/15/2031	105,000	87,950
General Mills, Inc.:
2.88%, 4/15/2030	131,000	116,724
4.00%, 4/17/2025	200,000	197,058
4.20%, 4/17/2028 (a)	325,000	316,859
4.70%, 1/30/2027	60,000	59,511
4.95%, 3/29/2033 (a)	190,000	188,022
5.24%, 11/18/2025	30,000	29,918
5.50%, 10/17/2028	115,000	117,495
Hershey Co.:
0.90%, 6/1/2025	650,000	618,657
4.25%, 5/4/2028	140,000	138,656
4.50%, 5/4/2033 (a)	140,000	138,417
Hormel Foods Corp.:
1.80%, 6/11/2030 (a)	352,000	294,705
3.05%, 6/3/2051 (a)	145,000	99,168
4.80%, 3/30/2027	95,000	94,891
Ingredion, Inc. 2.90%, 6/1/2030	120,000	106,196
J M Smucker Co.:
2.38%, 3/15/2030 (a)	30,000	26,017
4.25%, 3/15/2035	317,000	289,243
5.90%, 11/15/2028	250,000	259,380
6.20%, 11/15/2033 (a)	125,000	133,465
6.50%, 11/15/2043	315,000	341,652
6.50%, 11/15/2053	420,000	466,070
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL:
6.75%, 3/15/2034 (d)	650,000	683,143
7.25%, 11/15/2053 (d)	300,000	322,161
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.:
3.00%, 2/2/2029	150,000	132,793
3.00%, 5/15/2032	100,000	81,615
3.63%, 1/15/2032 (a)	224,000	191,717
3.75%, 12/1/2031	40,000	34,624
4.38%, 2/2/2052	699,000	506,216
5.13%, 2/1/2028 (a)	205,000	201,880
5.50%, 1/15/2030 (a)	65,000	64,038
6.50%, 12/1/2052	396,000	391,672
Kellanova:
2.10%, 6/1/2030	50,000	42,474
3.25%, 4/1/2026	200,000	192,848
3.40%, 11/15/2027	563,000	532,587
4.50%, 4/1/2046	105,000	89,955
Series B, 7.45%, 4/1/2031	140,000	157,305
Kraft Heinz Foods Co.:
3.00%, 6/1/2026	170,000	162,714
Security Description	Principal Amount	Value
3.75%, 4/1/2030 (a)	$100,000	$93,877
4.38%, 6/1/2046	375,000	316,511
5.00%, 7/15/2035 (a)	345,000	340,356
5.00%, 6/4/2042	195,000	182,881
5.20%, 7/15/2045	1,271,000	1,204,209
5.50%, 6/1/2050	205,000	202,585
6.50%, 2/9/2040	425,000	462,387
6.88%, 1/26/2039	110,000	124,299
Kroger Co.:
1.70%, 1/15/2031	817,000	659,834
2.20%, 5/1/2030	162,000	137,745
2.65%, 10/15/2026	335,000	315,959
3.50%, 2/1/2026	447,000	434,359
3.95%, 1/15/2050	175,000	139,225
5.15%, 8/1/2043	82,000	76,916
6.90%, 4/15/2038	75,000	84,199
McCormick & Co., Inc.:
0.90%, 2/15/2026 (a)	305,000	281,908
2.50%, 4/15/2030	429,000	372,629
3.40%, 8/15/2027	25,000	23,747
Mondelez International, Inc.:
1.50%, 5/4/2025	335,000	321,372
2.63%, 9/4/2050	180,000	113,296
2.75%, 4/13/2030	500,000	445,215
3.00%, 3/17/2032	100,000	86,848
4.75%, 2/20/2029 (a)	250,000	248,272
Pilgrim's Pride Corp.:
4.25%, 4/15/2031	464,000	418,547
6.25%, 7/1/2033	276,000	282,475
6.88%, 5/15/2034	425,000	453,029
Sysco Corp.:
2.45%, 12/14/2031	70,000	58,514
3.25%, 7/15/2027	41,000	38,761
5.75%, 1/17/2029	400,000	411,700
6.00%, 1/17/2034	400,000	425,920
6.60%, 4/1/2040	97,000	107,512
6.60%, 4/1/2050 (a)	796,000	909,573
Tyson Foods, Inc.:
3.55%, 6/2/2027	200,000	190,920
4.35%, 3/1/2029	176,000	170,296
4.55%, 6/2/2047	213,000	177,546
4.88%, 8/15/2034 (a)	100,000	96,025
5.10%, 9/28/2048	700,000	630,518
5.40%, 3/15/2029	60,000	60,566
5.70%, 3/15/2034	55,000	55,700
		21,184,306
FOREST PRODUCTS & PAPER — 0.1%
Celulosa Arauco y Constitucion SA 3.88%, 11/2/2027	40,000	37,418
Georgia-Pacific LLC 7.75%, 11/15/2029	100,000	114,042
International Paper Co. 4.80%, 6/15/2044	305,000	275,336

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Suzano Austria GmbH:
3.75%, 1/15/2031	$110,000	$97,212
5.00%, 1/15/2030 (a)	559,000	536,165
6.00%, 1/15/2029	521,000	523,793
Suzano International Finance BV 5.50%, 1/17/2027	299,000	297,989
		1,881,955
GAS — 0.5%
Atmos Energy Corp.:
2.85%, 2/15/2052	100,000	64,562
3.38%, 9/15/2049	54,000	39,288
5.75%, 10/15/2052	342,000	362,151
5.90%, 11/15/2033	100,000	106,152
6.20%, 11/15/2053 (a)	150,000	169,152
CenterPoint Energy Resources Corp.:
4.10%, 9/1/2047	150,000	121,161
5.25%, 3/1/2028	333,000	336,430
5.40%, 3/1/2033	307,000	312,019
5.85%, 1/15/2041	120,000	124,675
National Fuel Gas Co.:
2.95%, 3/1/2031	100,000	84,101
5.50%, 10/1/2026	195,000	195,014
NiSource, Inc.:
0.95%, 8/15/2025	410,000	385,908
2.95%, 9/1/2029 (a)	75,000	67,797
3.49%, 5/15/2027	200,000	190,778
3.60%, 5/1/2030	165,000	152,125
3.95%, 3/30/2048	175,000	136,644
4.38%, 5/15/2047	91,000	76,236
4.80%, 2/15/2044	241,000	215,097
5.00%, 6/15/2052	100,000	92,436
5.25%, 3/30/2028	250,000	251,887
5.25%, 2/15/2043	175,000	165,471
5.35%, 4/1/2034	300,000	298,074
5.40%, 6/30/2033	150,000	151,362
ONE Gas, Inc.:
4.50%, 11/1/2048	174,000	152,142
5.10%, 4/1/2029 (a)	165,000	166,315
Piedmont Natural Gas Co., Inc. 5.40%, 6/15/2033	175,000	176,412
Southern California Gas Co.:
2.95%, 4/15/2027	250,000	235,823
5.60%, 4/1/2054 (a)	500,000	499,645
5.75%, 6/1/2053	216,000	219,953
6.35%, 11/15/2052	389,000	428,157
Southern Co. Gas Capital Corp.:
Series 20-A, 1.75%, 1/15/2031	175,000	142,224
3.25%, 6/15/2026	105,000	100,555
3.95%, 10/1/2046	46,000	35,580
5.15%, 9/15/2032	15,000	15,068
5.75%, 9/15/2033	155,000	160,653
Security Description	Principal Amount	Value
Southwest Gas Corp.:
2.20%, 6/15/2030	$63,000	$53,151
5.45%, 3/23/2028	415,000	421,329
Spire Missouri, Inc. 4.80%, 2/15/2033	20,000	19,579
Spire, Inc. 5.30%, 3/1/2026	140,000	139,853
Washington Gas Light Co.:
Series MTN, 3.65%, 9/15/2049	150,000	111,675
Series K, 3.80%, 9/15/2046	190,000	141,721
		7,318,355
HAND & MACHINE TOOLS — 0.2%
Kennametal, Inc. 2.80%, 3/1/2031	40,000	33,953
Regal Rexnord Corp.:
6.05%, 2/15/2026 (d)	402,000	404,412
6.05%, 4/15/2028 (d)	262,000	265,904
6.30%, 2/15/2030 (d)	223,000	228,419
6.40%, 4/15/2033 (d)	700,000	726,173
Snap-on, Inc. 4.10%, 3/1/2048	100,000	84,511
Stanley Black & Decker, Inc.:
2.30%, 3/15/2030 (a)	250,000	211,610
2.75%, 11/15/2050	200,000	118,234
3.00%, 5/15/2032	314,000	266,464
3.40%, 3/1/2026	250,000	241,267
4.25%, 11/15/2028 (a)	398,000	386,243
4.85%, 11/15/2048	105,000	92,272
5.20%, 9/1/2040	53,000	50,574
		3,110,036
HEALTH CARE PRODUCTS — 1.0%
Abbott Laboratories:
1.15%, 1/30/2028	175,000	154,646
1.40%, 6/30/2030 (a)	100,000	83,296
3.75%, 11/30/2026	1,452,000	1,419,562
3.88%, 9/15/2025	70,000	69,047
4.75%, 4/15/2043	100,000	96,268
4.90%, 11/30/2046	400,000	389,736
6.15%, 11/30/2037	144,000	160,566
Baxter International, Inc.:
1.92%, 2/1/2027	500,000	456,500
2.27%, 12/1/2028	722,000	636,905
2.54%, 2/1/2032 (a)	170,000	140,886
3.13%, 12/1/2051	36,000	23,560
3.95%, 4/1/2030	300,000	281,214
Boston Scientific Corp. 1.90%, 6/1/2025	103,000	98,962
Danaher Corp.:
2.80%, 12/10/2051 (a)	200,000	131,678
3.35%, 9/15/2025	450,000	440,217
Dentsply Sirona, Inc. 3.25%, 6/1/2030	413,000	366,257
DH Europe Finance II SARL 2.60%, 11/15/2029	120,000	107,424

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
GE HealthCare Technologies, Inc.:
5.60%, 11/15/2025	$325,000	$326,141
5.86%, 3/15/2030	500,000	520,230
5.91%, 11/22/2032 (a)	1,128,000	1,184,423
6.38%, 11/22/2052	300,000	338,616
Koninklijke Philips NV 6.88%, 3/11/2038	135,000	146,881
Medtronic Global Holdings SCA 4.50%, 3/30/2033	300,000	291,063
Medtronic, Inc. 4.63%, 3/15/2045	350,000	329,049
Revvity, Inc. 3.30%, 9/15/2029	227,000	206,086
Smith & Nephew PLC:
2.03%, 10/14/2030	150,000	123,876
5.15%, 3/20/2027	55,000	54,952
5.40%, 3/20/2034	70,000	69,704
Solventum Corp.:
5.40%, 3/1/2029 (d)	250,000	250,587
5.45%, 2/25/2027 (d)	115,000	115,391
5.45%, 3/13/2031 (d)	250,000	249,395
5.60%, 3/23/2034 (d)	250,000	250,787
5.90%, 4/30/2054 (d)	155,000	154,738
6.00%, 5/15/2064 (d)	250,000	247,885
STERIS Irish FinCo UnLtd Co. 2.70%, 3/15/2031	50,000	42,723
Stryker Corp.:
1.15%, 6/15/2025	115,000	109,331
1.95%, 6/15/2030 (a)	15,000	12,661
3.38%, 11/1/2025	150,000	145,662
3.50%, 3/15/2026	535,000	518,645
4.63%, 3/15/2046 (a)	167,000	152,454
4.85%, 12/8/2028	65,000	65,031
Thermo Fisher Scientific, Inc.:
1.75%, 10/15/2028 (a)	100,000	88,266
2.60%, 10/1/2029	300,000	269,148
2.80%, 10/15/2041	250,000	182,910
4.10%, 8/15/2047	634,000	538,304
4.80%, 11/21/2027	70,000	70,081
5.00%, 12/5/2026 (a)	225,000	225,929
5.00%, 1/31/2029 (a)	600,000	605,580
5.09%, 8/10/2033	300,000	303,336
5.20%, 1/31/2034	125,000	127,439
5.30%, 2/1/2044	60,000	60,051
5.40%, 8/10/2043 (a)	85,000	87,163
Zimmer Biomet Holdings, Inc.:
3.05%, 1/15/2026	433,000	416,200
3.55%, 4/1/2025 (a)	60,000	58,857
5.35%, 12/1/2028	50,000	50,726
		14,047,025
HEALTH CARE SERVICES — 3.4%
Adventist Health System:
2.95%, 3/1/2029 (a)	261,000	234,725
Security Description	Principal Amount	Value
5.43%, 3/1/2032	$40,000	$40,417
Advocate Health & Hospitals Corp. Series 2020, 2.21%, 6/15/2030	500,000	427,475
Aetna, Inc.:
3.88%, 8/15/2047	264,000	201,482
4.13%, 11/15/2042	200,000	163,086
4.50%, 5/15/2042	100,000	86,706
4.75%, 3/15/2044	35,000	30,985
6.75%, 12/15/2037	100,000	111,422
AHS Hospital Corp. 5.02%, 7/1/2045	250,000	243,077
Allina Health System:
Series 2021, 2.90%, 11/15/2051	50,000	32,975
Series 2019, 3.89%, 4/15/2049	190,000	152,458
Ascension Health:
Series B, 2.53%, 11/15/2029	500,000	446,135
3.95%, 11/15/2046	175,000	148,615
4.85%, 11/15/2053	50,000	47,990
Banner Health:
2.91%, 1/1/2051	25,000	16,811
Series 2020, 3.18%, 1/1/2050	120,000	86,404
Baptist Healthcare System Obligated Group Series 20B, 3.54%, 8/15/2050	150,000	112,269
BayCare Health System, Inc. Series 2020, 3.83%, 11/15/2050	200,000	164,612
Baylor Scott & White Holdings:
Series 2021, 1.78%, 11/15/2030 (a)	60,000	49,265
3.97%, 11/15/2046	100,000	83,445
4.19%, 11/15/2045	100,000	88,553
Bon Secours Mercy Health, Inc.:
Series 20-2, 3.21%, 6/1/2050	151,000	106,894
3.46%, 6/1/2030	768,000	712,174
Catholic Health Services of Long Island Obligated Group Series 2020, 3.37%, 7/1/2050	100,000	71,771
Cedars-Sinai Health System Series 2021, 2.29%, 8/15/2031	130,000	109,008
Centene Corp.:
2.50%, 3/1/2031	612,000	503,725
3.00%, 10/15/2030	450,000	385,744
3.38%, 2/15/2030	1,005,000	890,792
4.25%, 12/15/2027	750,000	715,200
4.63%, 12/15/2029	685,000	650,407

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Children's Health System of Texas 2.51%, 8/15/2050	$130,000	$81,344
Children's Hospital Series 2020, 2.93%, 7/15/2050	100,000	64,639
Children's Hospital Corp. Series 2017, 4.12%, 1/1/2047 (a)	50,000	42,761
Children's Hospital Medical Center Series 2014-T, 4.27%, 5/15/2044	60,000	53,398
City of Hope:
Series 2018, 4.38%, 8/15/2048	193,000	159,115
Series 2013, 5.62%, 11/15/2043	110,000	108,519
Cleveland Clinic Foundation 4.86%, 1/1/2114 (a)	255,000	235,612
CommonSpirit Health:
1.55%, 10/1/2025	235,000	221,057
2.78%, 10/1/2030	711,000	616,878
3.35%, 10/1/2029	269,000	246,807
AGM, 3.82%, 10/1/2049 (f)	120,000	93,336
3.91%, 10/1/2050	40,000	31,269
4.35%, 11/1/2042	280,000	242,242
5.21%, 12/1/2031	175,000	175,159
5.32%, 12/1/2034	195,000	195,215
5.55%, 12/1/2054	125,000	126,211
6.07%, 11/1/2027	30,000	30,902
Community Health Network, Inc. Series 20-A, 3.10%, 5/1/2050 (a)	22,000	14,961
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	75,000	54,552
Dartmouth-Hitchcock Health Series B, 4.18%, 8/1/2048	250,000	199,547
Dignity Health 5.27%, 11/1/2064	50,000	47,124
Elevance Health, Inc.:
1.50%, 3/15/2026	260,000	242,187
2.55%, 3/15/2031	290,000	247,857
3.13%, 5/15/2050	975,000	676,952
4.10%, 3/1/2028	350,000	340,308
4.10%, 5/15/2032	35,000	32,707
4.65%, 8/15/2044	205,000	184,590
4.75%, 2/15/2033	150,000	146,306
5.10%, 1/15/2044	530,000	504,671
5.13%, 2/15/2053	545,000	521,897
5.35%, 10/15/2025	90,000	90,091
6.10%, 10/15/2052	55,000	59,585
Security Description	Principal Amount	Value
Franciscan Missionaries of Our Lady Health System, Inc. Series B, 3.91%, 7/1/2049	$56,000	$44,084
Hackensack Meridian Health, Inc.:
Series 2020, 2.88%, 9/1/2050	50,000	33,629
4.21%, 7/1/2048 (a)	300,000	260,841
4.50%, 7/1/2057	100,000	89,603
HCA, Inc.:
2.38%, 7/15/2031	550,000	452,501
3.13%, 3/15/2027	100,000	94,567
3.38%, 3/15/2029	240,000	220,195
3.50%, 9/1/2030	195,000	176,249
3.50%, 7/15/2051	142,000	98,140
3.63%, 3/15/2032	200,000	177,034
4.13%, 6/15/2029	358,000	338,786
4.50%, 2/15/2027	400,000	392,192
4.63%, 3/15/2052	64,000	53,491
5.13%, 6/15/2039	340,000	320,872
5.20%, 6/1/2028	85,000	85,275
5.25%, 4/15/2025	259,000	258,034
5.25%, 6/15/2049	885,000	808,492
5.38%, 9/1/2026	751,000	750,790
5.45%, 4/1/2031 (a)	125,000	125,723
5.50%, 6/1/2033 (a)	200,000	200,550
5.50%, 6/15/2047	521,000	495,252
5.60%, 4/1/2034	250,000	251,755
5.63%, 9/1/2028	500,000	506,085
5.88%, 2/15/2026	180,000	180,769
5.88%, 2/1/2029	334,000	341,455
5.90%, 6/1/2053	50,000	50,286
6.00%, 4/1/2054	165,000	167,510
6.10%, 4/1/2064	250,000	252,765
Hoag Memorial Hospital Presbyterian 3.80%, 7/15/2052	166,000	135,099
Humana, Inc.:
1.35%, 2/3/2027	275,000	247,717
3.13%, 8/15/2029	100,000	90,889
3.70%, 3/23/2029 (a)	90,000	84,725
3.95%, 3/15/2027	100,000	96,835
4.88%, 4/1/2030	43,000	42,462
4.95%, 10/1/2044	100,000	90,931
5.38%, 4/15/2031	155,000	155,146
5.50%, 3/15/2053 (a)	100,000	97,246
5.70%, 3/13/2026	100,000	99,908
5.75%, 3/1/2028	100,000	102,306
5.75%, 12/1/2028	350,000	358,876
5.75%, 4/15/2054	175,000	176,099
5.88%, 3/1/2033	150,000	154,725
5.95%, 3/15/2034	350,000	363,639
Indiana University Health, Inc. Obligated Group:
Series 2021, 2.85%, 11/1/2051	25,000	17,014

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.97%, 11/1/2048	$200,000	$168,416
Integris Baptist Medical Center, Inc. Series A, 3.88%, 8/15/2050	225,000	171,016
Iowa Health System Series 2020, 3.67%, 2/15/2050	100,000	77,944
IQVIA, Inc.:
5.70%, 5/15/2028 (a)	50,000	50,738
6.25%, 2/1/2029	195,000	202,509
Kaiser Foundation Hospitals:
Series 2021, 3.00%, 6/1/2051	273,000	188,921
Series 2019, 3.27%, 11/1/2049	544,000	400,493
4.15%, 5/1/2047	310,000	266,953
4.88%, 4/1/2042	60,000	57,681
Laboratory Corp. of America Holdings:
2.95%, 12/1/2029	100,000	89,723
4.70%, 2/1/2045	648,000	585,662
Mass General Brigham, Inc.:
Series 2020, 3.19%, 7/1/2049 (a)	250,000	181,698
Series 2020, 3.34%, 7/1/2060	160,000	111,400
Series 2017, 3.77%, 7/1/2048	50,000	40,128
Mayo Clinic Series 2021, 3.20%, 11/15/2061	200,000	137,890
McLaren Health Care Corp. Series A, 4.39%, 5/15/2048	125,000	109,479
Memorial Health Services 3.45%, 11/1/2049	150,000	114,062
Memorial Sloan-Kettering Cancer Center:
Series 2020, 2.96%, 1/1/2050	146,000	101,809
Series 2015, 4.20%, 7/1/2055	108,000	92,258
5.00%, 7/1/2042	100,000	98,269
Methodist Hospital Series 20A, 2.71%, 12/1/2050	225,000	146,669
Montefiore Obligated Group:
4.29%, 9/1/2050	160,000	100,296
Series 18-C, 5.25%, 11/1/2048	100,000	76,107
Mount Sinai Hospital Series 2019, 3.74%, 7/1/2049	479,000	356,740
MultiCare Health System 2.80%, 8/15/2050	90,000	54,304
MyMichigan Health Series 2020, 3.41%, 6/1/2050	100,000	74,013
Security Description	Principal Amount	Value
New York & Presbyterian Hospital:
Series 2019, 3.95%, 8/1/2119	$100,000	$73,860
4.02%, 8/1/2045	180,000	155,806
4.06%, 8/1/2056	100,000	82,382
Northwell Healthcare, Inc.:
3.81%, 11/1/2049	135,000	102,684
4.26%, 11/1/2047	145,000	120,204
Northwestern Memorial Healthcare Obligated Group Series 2021, 2.63%, 7/15/2051	50,000	32,975
Novant Health, Inc.:
2.64%, 11/1/2036	185,000	140,524
3.17%, 11/1/2051	100,000	69,991
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery Series 2020, 2.67%, 10/1/2050	50,000	31,403
NYU Langone Hospitals:
Series 2020, 3.38%, 7/1/2055	130,000	93,136
4.78%, 7/1/2044	80,000	75,498
Ochsner LSU Health System of North Louisiana Series 2021, 2.51%, 5/15/2031	380,000	265,035
Orlando Health Obligated Group 3.33%, 10/1/2050	150,000	111,953
PeaceHealth Obligated Group:
Series 2020, 1.38%, 11/15/2025	100,000	93,302
Series 2020, 3.22%, 11/15/2050	180,000	122,591
Series 2018, 4.79%, 11/15/2048	70,000	62,489
Piedmont Healthcare, Inc. Series 2042, 2.72%, 1/1/2042	250,000	176,353
Presbyterian Healthcare Services 4.88%, 8/1/2052	200,000	191,704
Providence St. Joseph Health Obligated Group:
Series 19A, 2.53%, 10/1/2029	220,000	192,621
Series I, 3.74%, 10/1/2047	81,000	62,277
Series A, 3.93%, 10/1/2048	660,000	515,057
5.40%, 10/1/2033	100,000	101,417
Quest Diagnostics, Inc.:
4.20%, 6/30/2029 (a)	100,000	96,872
6.40%, 11/30/2033	220,000	237,580

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Rush Obligated Group Series 2020, 3.92%, 11/15/2029	$100,000	$94,973
RWJ Barnabas Health, Inc. 3.95%, 7/1/2046	50,000	41,513
Seattle Children's Hospital Series 2021, 2.72%, 10/1/2050	300,000	197,346
Stanford Health Care:
3.03%, 8/15/2051	50,000	34,629
Series 2020, 3.31%, 8/15/2030 (a)	578,000	527,991
Series 2018, 3.80%, 11/15/2048	50,000	40,857
Summa Health AGM, 3.51%, 11/15/2051 (f)	50,000	37,385
Sutter Health:
Series 20A, 1.32%, 8/15/2025	126,000	119,188
Series 20A, 2.29%, 8/15/2030	200,000	171,228
Series 20A, 3.36%, 8/15/2050	155,000	113,954
Series 2018, 3.70%, 8/15/2028	50,000	47,622
5.16%, 8/15/2033	270,000	272,173
Toledo Hospital AGM, 5.75%, 11/15/2038 (f)	730,000	726,766
Trinity Health Corp.:
Series 2019, 3.43%, 12/1/2048	100,000	77,696
4.13%, 12/1/2045	60,000	52,167
UnitedHealth Group, Inc.:
1.25%, 1/15/2026	270,000	252,939
2.00%, 5/15/2030	437,000	371,406
2.88%, 8/15/2029 (a)	75,000	68,427
2.95%, 10/15/2027	200,000	188,222
3.13%, 5/15/2060 (a)	342,000	225,224
3.25%, 5/15/2051	505,000	363,100
3.38%, 4/15/2027	100,000	96,217
3.70%, 8/15/2049	279,000	218,820
3.75%, 7/15/2025	398,000	391,326
3.75%, 10/15/2047	200,000	157,776
3.85%, 6/15/2028 (a)	300,000	290,493
3.88%, 12/15/2028	200,000	192,928
3.88%, 8/15/2059	291,000	224,643
3.95%, 10/15/2042	10,000	8,529
4.00%, 5/15/2029	50,000	48,334
4.20%, 5/15/2032	185,000	175,802
4.20%, 1/15/2047	200,000	171,080
4.25%, 1/15/2029 (a)	150,000	147,030
4.25%, 3/15/2043	25,000	22,298
4.25%, 4/15/2047	1,056,000	912,711
4.25%, 6/15/2048	275,000	237,399
4.38%, 3/15/2042	100,000	90,646
4.50%, 4/15/2033	290,000	280,763
Security Description	Principal Amount	Value
4.60%, 4/15/2027	$250,000	$248,655
4.63%, 7/15/2035	66,000	64,201
4.63%, 11/15/2041	150,000	139,325
4.70%, 4/15/2029	155,000	154,620
4.75%, 7/15/2045	550,000	514,767
4.75%, 5/15/2052	504,000	466,805
4.90%, 4/15/2031	500,000	500,325
4.95%, 5/15/2062	200,000	186,950
5.00%, 4/15/2034	300,000	300,339
5.05%, 4/15/2053	357,000	347,072
5.20%, 4/15/2063	422,000	409,614
5.25%, 2/15/2028 (a)	105,000	106,903
5.35%, 2/15/2033 (a)	300,000	308,514
5.38%, 4/15/2054	205,000	208,446
5.50%, 4/15/2064	250,000	254,287
5.80%, 3/15/2036	71,000	76,160
5.88%, 2/15/2053	485,000	525,032
5.95%, 2/15/2041	100,000	106,147
6.05%, 2/15/2063	445,000	489,994
6.50%, 6/15/2037	281,000	316,974
6.63%, 11/15/2037	800,000	908,840
Universal Health Services, Inc.:
2.65%, 10/15/2030	50,000	42,370
2.65%, 1/15/2032	200,000	163,762
UPMC:
Series D-1, 3.60%, 4/3/2025	500,000	490,700
5.38%, 5/15/2043	200,000	202,130
WakeMed Series A, 3.29%, 10/1/2052	50,000	35,566
Willis-Knighton Medical Center Series 2018, 4.81%, 9/1/2048	169,000	151,627
		45,417,581
HOME BUILDERS — 0.1%
Lennar Corp.:
4.75%, 5/30/2025	325,000	322,211
4.75%, 11/29/2027	71,000	70,126
5.25%, 6/1/2026	100,000	99,957
MDC Holdings, Inc. 6.00%, 1/15/2043	314,000	319,040
NVR, Inc. 3.00%, 5/15/2030	100,000	88,821
PulteGroup, Inc.:
5.00%, 1/15/2027	100,000	99,673
5.50%, 3/1/2026	326,000	326,434
Toll Brothers Finance Corp.:
4.88%, 11/15/2025	89,000	88,021
4.88%, 3/15/2027	25,000	24,725
		1,439,008
HOME FURNISHINGS — 0.1%
Harman International Industries, Inc. 4.15%, 5/15/2025	50,000	49,283

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Leggett & Platt, Inc.:
3.50%, 11/15/2027 (a)	$101,000	$94,504
4.40%, 3/15/2029	498,000	467,736
Whirlpool Corp.:
3.70%, 5/1/2025	175,000	171,689
4.50%, 6/1/2046	101,000	82,623
5.50%, 3/1/2033 (a)	100,000	100,862
5.75%, 3/1/2034	150,000	150,555
		1,117,252
HOUSEHOLD PRODUCTS — 0.6%
Colgate-Palmolive Co.:
3.10%, 8/15/2025	50,000	48,857
3.10%, 8/15/2027	50,000	47,831
3.25%, 8/15/2032	25,000	22,617
4.60%, 3/1/2028 (a)	50,000	50,487
4.60%, 3/1/2033	50,000	50,101
4.80%, 3/2/2026	100,000	100,279
Estee Lauder Cos., Inc.:
2.38%, 12/1/2029 (a)	1,240,000	1,090,010
3.15%, 3/15/2027 (a)	95,000	91,058
4.15%, 3/15/2047	220,000	184,855
4.38%, 5/15/2028 (a)	150,000	147,861
5.00%, 2/14/2034 (a)	250,000	248,050
5.15%, 5/15/2053 (a)	110,000	106,979
Haleon U.S. Capital LLC:
3.38%, 3/24/2027	595,000	569,492
3.38%, 3/24/2029	270,000	251,213
3.63%, 3/24/2032	305,000	274,857
4.00%, 3/24/2052 (a)	190,000	152,783
Kenvue, Inc. 5.20%, 3/22/2063	224,000	221,753
Procter & Gamble Co.:
0.55%, 10/29/2025 (a)	400,000	374,148
1.00%, 4/23/2026	200,000	185,710
1.90%, 2/1/2027 (a)	356,000	331,080
2.45%, 11/3/2026	91,000	86,115
2.70%, 2/2/2026	185,000	178,334
2.80%, 3/25/2027	275,000	261,684
3.00%, 3/25/2030	585,000	539,054
3.55%, 3/25/2040	218,000	187,077
4.10%, 1/26/2026 (a)	280,000	277,430
4.35%, 1/29/2029	250,000	249,762
4.55%, 1/29/2034	250,000	248,608
Unilever Capital Corp.:
1.38%, 9/14/2030	50,000	40,667
1.75%, 8/12/2031	426,000	348,136
2.00%, 7/28/2026	206,000	193,195
2.13%, 9/6/2029	159,000	140,127
2.90%, 5/5/2027	152,000	144,163
3.50%, 3/22/2028	200,000	191,870
5.90%, 11/15/2032 (a)	478,000	514,385
		8,150,628
Security Description	Principal Amount	Value
HOUSEHOLD PRODUCTS & WARES — 0.1%
Avery Dennison Corp. 4.88%, 12/6/2028	$200,000	$197,734
Church & Dwight Co., Inc.:
3.95%, 8/1/2047	150,000	121,384
5.00%, 6/15/2052	25,000	23,593
5.60%, 11/15/2032	111,000	116,176
Clorox Co.:
1.80%, 5/15/2030	340,000	283,965
4.60%, 5/1/2032	70,000	68,449
Kimberly-Clark Corp.:
3.10%, 3/26/2030	300,000	275,004
3.20%, 4/25/2029	50,000	46,674
3.90%, 5/4/2047	265,000	217,374
6.63%, 8/1/2037	491,000	570,242
		1,920,595
INSURANCE — 2.9%
ACE Capital Trust II 9.70%, 4/1/2030	285,000	336,608
Aflac, Inc.:
1.13%, 3/15/2026	316,000	293,081
4.75%, 1/15/2049	174,000	159,337
Alleghany Corp.:
3.25%, 8/15/2051	100,000	70,785
3.63%, 5/15/2030	300,000	280,584
Allied World Assurance Co. Holdings Ltd. 4.35%, 10/29/2025	630,000	614,767
Allstate Corp.:
0.75%, 12/15/2025	550,000	509,938
5.25%, 3/30/2033 (a)	80,000	80,274
5.95%, 4/1/2036	173,000	184,479
American Equity Investment Life Holding Co. 5.00%, 6/15/2027	150,000	145,479
American Financial Group, Inc. 5.25%, 4/2/2030 (a)	20,000	19,835
American International Group, Inc.:
4.38%, 6/30/2050	330,000	286,671
4.50%, 7/16/2044	139,000	124,099
4.75%, 4/1/2048	310,000	286,911
6.25%, 5/1/2036	400,000	420,760
Aon Corp.:
2.80%, 5/15/2030	100,000	88,178
3.75%, 5/2/2029	150,000	141,793
4.50%, 12/15/2028 (a)	100,000	98,168
Aon Corp./Aon Global Holdings PLC:
2.60%, 12/2/2031	100,000	84,223
2.85%, 5/28/2027 (a)	270,000	252,769
3.90%, 2/28/2052	103,000	79,075
5.00%, 9/12/2032	200,000	198,202
5.35%, 2/28/2033	125,000	125,629

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Aon Global Ltd.:
3.88%, 12/15/2025	$70,000	$68,476
4.60%, 6/14/2044	50,000	43,725
Aon North America, Inc.:
5.13%, 3/1/2027	95,000	95,494
5.15%, 3/1/2029	250,000	251,480
5.30%, 3/1/2031	250,000	251,947
5.45%, 3/1/2034	350,000	353,822
5.75%, 3/1/2054	350,000	358,235
Arthur J Gallagher & Co.:
3.05%, 3/9/2052	100,000	63,815
3.50%, 5/20/2051	50,000	35,540
5.45%, 7/15/2034	250,000	251,645
5.50%, 3/2/2033	190,000	191,281
5.75%, 3/2/2053	125,000	125,351
5.75%, 7/15/2054	180,000	180,569
6.50%, 2/15/2034	180,000	193,603
Assurant, Inc. 3.70%, 2/22/2030	50,000	45,218
Assured Guaranty U.S. Holdings, Inc.:
3.15%, 6/15/2031 (a)	20,000	17,622
3.60%, 9/15/2051	100,000	72,387
6.13%, 9/15/2028 (a)	40,000	41,523
Athene Holding Ltd.:
3.95%, 5/25/2051 (a)	86,000	63,471
4.13%, 1/12/2028	25,000	24,085
5.88%, 1/15/2034	250,000	250,520
6.15%, 4/3/2030	310,000	322,512
6.25%, 4/1/2054	65,000	65,965
6.65%, 2/1/2033 (a)	100,000	105,812
AXA SA 8.60%, 12/15/2030	75,000	88,724
AXIS Specialty Finance PLC 4.00%, 12/6/2027	50,000	48,108
Berkshire Hathaway Finance Corp.:
1.45%, 10/15/2030	200,000	164,998
2.30%, 3/15/2027	100,000	94,168
2.50%, 1/15/2051	25,000	15,924
2.85%, 10/15/2050 (a)	550,000	372,009
3.85%, 3/15/2052	75,000	60,647
4.20%, 8/15/2048	211,000	186,349
4.25%, 1/15/2049	582,000	520,389
4.30%, 5/15/2043	85,000	77,665
4.40%, 5/15/2042	591,000	554,518
5.75%, 1/15/2040	428,000	468,232
Berkshire Hathaway, Inc.:
3.13%, 3/15/2026	500,000	484,210
4.50%, 2/11/2043 (a)	125,000	119,749
Brighthouse Financial, Inc.:
3.85%, 12/22/2051	317,000	208,336
4.70%, 6/22/2047	100,000	79,526
5.63%, 5/15/2030 (a)	528,000	529,837
Brown & Brown, Inc.:
2.38%, 3/15/2031	180,000	149,346
Security Description	Principal Amount	Value
4.20%, 3/17/2032	$140,000	$129,416
Chubb Corp. 6.00%, 5/11/2037	197,000	213,599
Chubb INA Holdings, Inc.:
2.85%, 12/15/2051	100,000	68,195
3.05%, 12/15/2061	110,000	73,676
3.35%, 5/3/2026	50,000	48,356
4.35%, 11/3/2045	200,000	178,152
5.00%, 3/15/2034	155,000	155,473
Cincinnati Financial Corp.:
6.13%, 11/1/2034	300,000	318,294
6.92%, 5/15/2028	20,000	21,266
CNA Financial Corp.:
4.50%, 3/1/2026 (a)	163,000	160,933
5.13%, 2/15/2034	90,000	87,548
5.50%, 6/15/2033	200,000	202,750
CNO Financial Group, Inc. 5.25%, 5/30/2029	262,000	255,130
Corebridge Financial, Inc.:
3.65%, 4/5/2027	245,000	234,198
3.90%, 4/5/2032	375,000	337,459
4.40%, 4/5/2052	206,000	168,246
5.75%, 1/15/2034	500,000	510,195
6.05%, 9/15/2033 (d)	215,000	221,549
5 yr. CMT + 3.85%, 6.88%, 12/15/2052 (b)	49,000	49,069
Enstar Finance LLC:
5 yr. CMT + 4.01%, 5.50%, 1/15/2042 (a) (b)	75,000	69,958
5 yr. CMT + 5.47%, 5.75%, 9/1/2040 (a) (b)	100,000	97,021
Enstar Group Ltd.:
3.10%, 9/1/2031	50,000	41,534
4.95%, 6/1/2029 (a)	57,000	55,671
Equitable Holdings, Inc.:
4.35%, 4/20/2028	164,000	158,931
5.00%, 4/20/2048 (a)	322,000	292,505
7.00%, 4/1/2028	100,000	106,679
Everest Reinsurance Holdings, Inc. 3.50%, 10/15/2050	185,000	129,572
F&G Annuities & Life, Inc. 7.40%, 1/13/2028	200,000	207,660
Fairfax Financial Holdings Ltd.:
4.85%, 4/17/2028	105,000	103,719
5.63%, 8/16/2032 (a)	59,000	59,019
6.00%, 12/7/2033 (d)	500,000	510,010
6.35%, 3/22/2054 (d)	80,000	81,700
Fidelity National Financial, Inc. 2.45%, 3/15/2031	500,000	411,985
First American Financial Corp. 4.00%, 5/15/2030	300,000	272,667
Globe Life, Inc. 4.55%, 9/15/2028	162,000	158,818
Hanover Insurance Group, Inc. 4.50%, 4/15/2026	525,000	515,497

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Hartford Financial Services Group, Inc.:
4.40%, 3/15/2048 (a)	$326,000	$282,988
5.95%, 10/15/2036	100,000	105,043
Horace Mann Educators Corp. 7.25%, 9/15/2028	110,000	117,611
Jackson Financial, Inc. 5.17%, 6/8/2027 (a)	100,000	99,716
Kemper Corp. 2.40%, 9/30/2030 (a)	199,000	159,707
Lincoln National Corp.:
3.05%, 1/15/2030 (a)	250,000	220,960
3.40%, 1/15/2031	250,000	220,322
3.80%, 3/1/2028	201,000	192,624
5.85%, 3/15/2034	155,000	153,025
7.00%, 6/15/2040	400,000	442,024
Loews Corp.:
3.20%, 5/15/2030	75,000	67,904
6.00%, 2/1/2035	50,000	53,551
Manulife Financial Corp.:
5 yr. USD ICE Swap + 1.65%, 4.06%, 2/24/2032 (b)	630,000	603,880
4.15%, 3/4/2026	200,000	196,720
5.38%, 3/4/2046	70,000	68,912
Markel Group, Inc.:
3.45%, 5/7/2052	50,000	34,637
4.30%, 11/1/2047	100,000	80,802
5.00%, 4/5/2046	55,000	49,517
Marsh & McLennan Cos., Inc.:
2.25%, 11/15/2030	100,000	85,207
2.38%, 12/15/2031	100,000	83,544
2.90%, 12/15/2051	30,000	19,353
3.75%, 3/14/2026 (a)	35,000	34,220
4.20%, 3/1/2048	228,000	191,933
4.75%, 3/15/2039	50,000	47,493
4.90%, 3/15/2049	268,000	249,725
5.15%, 3/15/2034	180,000	181,366
5.40%, 9/15/2033 (a)	200,000	205,076
5.45%, 3/15/2053	225,000	226,420
5.45%, 3/15/2054	250,000	250,942
5.70%, 9/15/2053	915,000	950,484
5.75%, 11/1/2032	100,000	105,135
MetLife, Inc.:
4.05%, 3/1/2045	405,000	337,677
4.13%, 8/13/2042	385,000	327,134
4.55%, 3/23/2030 (a)	126,000	124,793
4.60%, 5/13/2046	139,000	125,760
4.72%, 12/15/2044	581,000	521,488
4.88%, 11/13/2043	237,000	222,370
5.00%, 7/15/2052	275,000	258,736
5.25%, 1/15/2054 (a)	567,000	557,928
5.38%, 7/15/2033 (a)	100,000	102,122
5.70%, 6/15/2035	160,000	166,802
5.88%, 2/6/2041	107,000	112,597
6.40%, 12/15/2066	278,000	285,406
Security Description	Principal Amount	Value
Nationwide Financial Services, Inc. Series JR, 6.75%, 5/15/2087	$165,000	$166,701
Old Republic International Corp. 5.75%, 3/28/2034	300,000	301,428
PartnerRe Finance B LLC 5 yr. CMT + 3.82%, 4.50%, 10/1/2050 (b)	34,000	30,986
Principal Financial Group, Inc.:
2.13%, 6/15/2030	250,000	209,637
3.70%, 5/15/2029	240,000	225,262
4.63%, 9/15/2042	50,000	45,490
5.38%, 3/15/2033	110,000	111,022
5.50%, 3/15/2053	200,000	196,460
Progressive Corp.:
2.50%, 3/15/2027	40,000	37,512
3.20%, 3/26/2030	748,000	683,029
3.70%, 3/15/2052	25,000	19,506
3.95%, 3/26/2050 (a)	100,000	81,833
4.13%, 4/15/2047	50,000	42,303
4.35%, 4/25/2044	50,000	44,621
4.95%, 6/15/2033 (a)	100,000	99,868
6.25%, 12/1/2032	150,000	163,084
Prudential Financial, Inc.:
Series MTN, 3.70%, 3/13/2051	200,000	153,262
3.91%, 12/7/2047	435,000	347,500
3.94%, 12/7/2049	523,000	413,578
Series MTN, 4.42%, 3/27/2048	100,000	85,801
3 mo. USD Term SOFR + 2.38%, 4.50%, 9/15/2047 (a) (b)	842,000	790,099
Series MTN, 4.60%, 5/15/2044	350,000	316,050
5 yr. CMT + 3.16%, 5.13%, 3/1/2052 (b)	350,000	328,755
3 mo. USD Term SOFR + 3.03%, 5.38%, 5/15/2045 (b)	280,000	277,007
3 mo. USD Term SOFR + 2.67%, 5.70%, 9/15/2048 (a) (b)	402,000	397,059
5 yr. CMT + 2.85%, 6.75%, 3/1/2053 (b)	100,000	104,063
Prudential Funding Asia PLC:
3.13%, 4/14/2030 (a)	10,000	8,998
3.63%, 3/24/2032	1,229,000	1,108,251
Reinsurance Group of America, Inc. 3.15%, 6/15/2030	292,000	260,552
RenaissanceRe Finance, Inc. 3.70%, 4/1/2025	325,000	318,636
RenaissanceRe Holdings Ltd. 5.75%, 6/5/2033	400,000	402,972

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
SiriusPoint Ltd. 7.00%, 4/5/2029	$100,000	$99,846
Stewart Information Services Corp. 3.60%, 11/15/2031	125,000	102,509
Transatlantic Holdings, Inc. 8.00%, 11/30/2039	200,000	255,986
Travelers Cos., Inc.:
4.00%, 5/30/2047	260,000	216,148
4.05%, 3/7/2048 (a)	15,000	12,676
4.10%, 3/4/2049	130,000	109,663
5.45%, 5/25/2053	175,000	181,205
Series MTN, 6.25%, 6/15/2037	81,000	89,209
6.75%, 6/20/2036	100,000	113,751
Unum Group 4.13%, 6/15/2051	600,000	453,966
W R Berkley Corp. 4.75%, 8/1/2044	214,000	189,266
Willis North America, Inc.:
4.65%, 6/15/2027	303,000	298,191
5.35%, 5/15/2033	400,000	397,800
5.90%, 3/5/2054	300,000	303,981
XL Group Ltd. 5.25%, 12/15/2043	225,000	212,800
		39,016,904
INTERNET — 1.6%
Alibaba Group Holding Ltd.:
2.13%, 2/9/2031 (a)	208,000	172,819
2.70%, 2/9/2041	300,000	209,556
3.15%, 2/9/2051 (a)	242,000	160,862
3.25%, 2/9/2061	220,000	140,120
3.40%, 12/6/2027	437,000	413,192
4.00%, 12/6/2037	225,000	195,392
4.20%, 12/6/2047 (a)	329,000	270,201
4.40%, 12/6/2057	245,000	201,098
4.50%, 11/28/2034 (a)	175,000	165,330
Alphabet, Inc.:
1.90%, 8/15/2040	1,010,000	678,568
2.05%, 8/15/2050	400,000	238,844
2.25%, 8/15/2060	390,000	224,972
Amazon.com, Inc.:
0.80%, 6/3/2025	767,000	731,112
1.00%, 5/12/2026	673,000	621,650
1.20%, 6/3/2027	482,000	433,419
1.50%, 6/3/2030	450,000	375,786
1.65%, 5/12/2028	150,000	133,931
2.10%, 5/12/2031	250,000	211,823
2.50%, 6/3/2050	545,000	347,655
2.70%, 6/3/2060	398,000	246,581
3.00%, 4/13/2025	575,000	562,879
3.10%, 5/12/2051	100,000	71,612
3.15%, 8/22/2027	601,000	572,903
3.25%, 5/12/2061	849,000	596,389
3.30%, 4/13/2027 (a)	50,000	48,086
Security Description	Principal Amount	Value
3.45%, 4/13/2029	$900,000	$859,014
3.60%, 4/13/2032	25,000	23,275
3.88%, 8/22/2037	679,000	613,008
3.95%, 4/13/2052	266,000	223,480
4.05%, 8/22/2047	622,000	542,340
4.10%, 4/13/2062	391,000	329,781
4.25%, 8/22/2057	200,000	174,048
4.55%, 12/1/2027	100,000	100,003
4.60%, 12/1/2025	322,000	320,744
4.65%, 12/1/2029	400,000	402,452
4.70%, 12/1/2032	375,000	376,489
4.80%, 12/5/2034	200,000	201,694
4.95%, 12/5/2044	817,000	817,425
5.20%, 12/3/2025 (a)	208,000	208,948
Baidu, Inc.:
1.72%, 4/9/2026 (a)	405,000	377,355
2.38%, 10/9/2030	2,000	1,694
3.08%, 4/7/2025 (a)	100,000	97,557
3.43%, 4/7/2030	200,000	182,172
3.63%, 7/6/2027	100,000	95,470
4.13%, 6/30/2025	250,000	245,677
4.38%, 3/29/2028	195,000	190,921
Booking Holdings, Inc.:
3.60%, 6/1/2026	275,000	267,121
4.63%, 4/13/2030	400,000	394,984
eBay, Inc.:
1.40%, 5/10/2026	175,000	162,199
2.70%, 3/11/2030 (a)	100,000	88,621
3.60%, 6/5/2027 (a)	300,000	288,198
4.00%, 7/15/2042	825,000	673,002
5.90%, 11/22/2025	362,000	364,744
Expedia Group, Inc.:
3.25%, 2/15/2030 (a)	240,000	216,146
3.80%, 2/15/2028	112,000	106,594
4.63%, 8/1/2027	325,000	318,942
JD.com, Inc. 3.38%, 1/14/2030	290,000	264,274
Meta Platforms, Inc.:
3.50%, 8/15/2027	254,000	244,401
3.85%, 8/15/2032	450,000	422,104
4.45%, 8/15/2052	855,000	759,779
4.60%, 5/15/2028	200,000	199,964
4.65%, 8/15/2062	300,000	268,947
4.80%, 5/15/2030	70,000	70,407
4.95%, 5/15/2033 (a)	339,000	343,126
5.60%, 5/15/2053	510,000	539,182
5.75%, 5/15/2063	314,000	336,894
Netflix, Inc.:
4.38%, 11/15/2026 (a)	100,000	98,500
4.88%, 4/15/2028	100,000	99,798
6.38%, 5/15/2029	300,000	319,596
Tencent Music Entertainment Group:
1.38%, 9/3/2025	432,000	407,713
2.00%, 9/3/2030	430,000	352,445

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
VeriSign, Inc. 4.75%, 7/15/2027	$50,000	$49,265
Weibo Corp. 3.38%, 7/8/2030 (a)	27,000	23,463
		22,088,736
INVESTMENT COMPANY SECURITY — 0.6%
Apollo Debt Solutions BDC 6.90%, 4/13/2029 (d)	125,000	126,290
ARES Capital Corp.:
2.15%, 7/15/2026	8,000	7,371
2.88%, 6/15/2028	250,000	222,910
3.20%, 11/15/2031	200,000	166,930
3.25%, 7/15/2025	37,000	35,759
3.88%, 1/15/2026	300,000	290,094
5.88%, 3/1/2029	100,000	99,762
7.00%, 1/15/2027	390,000	401,630
Barings BDC, Inc. 7.00%, 2/15/2029	155,000	153,760
BlackRock TCP Capital Corp. 2.85%, 2/9/2026 (a)	103,000	96,600
Blackstone Private Credit Fund:
2.63%, 12/15/2026	274,000	250,269
3.25%, 3/15/2027	200,000	184,548
4.00%, 1/15/2029 (a)	400,000	366,960
6.25%, 1/25/2031 (a) (d)	214,000	215,064
7.30%, 11/27/2028 (a) (d)	250,000	260,782
Blackstone Secured Lending Fund:
2.75%, 9/16/2026	385,000	354,893
2.85%, 9/30/2028	374,000	329,718
3.63%, 1/15/2026	150,000	143,374
Blue Owl Capital Corp.:
2.88%, 6/11/2028	300,000	265,062
3.75%, 7/22/2025	321,000	311,627
5.95%, 3/15/2029	215,000	213,880
Blue Owl Capital Corp. II 8.45%, 11/15/2026 (d)	70,000	72,093
Blue Owl Credit Income Corp.:
6.65%, 3/15/2031 (d)	145,000	142,170
7.75%, 1/15/2029 (d)	175,000	180,162
7.95%, 6/13/2028 (d)	350,000	363,069
FS KKR Capital Corp.:
3.13%, 10/12/2028	314,000	274,175
3.40%, 1/15/2026	219,000	207,807
7.88%, 1/15/2029	200,000	209,208
Goldman Sachs BDC, Inc. 2.88%, 1/15/2026 (a)	50,000	47,665
Golub Capital BDC, Inc.:
2.50%, 8/24/2026	160,000	146,898
6.00%, 7/15/2029	250,000	245,755
7.05%, 12/5/2028	125,000	128,035
HPS Corporate Lending Fund 6.75%, 1/30/2029 (d)	125,000	124,803
Security Description	Principal Amount	Value
New Mountain Finance Corp. 6.88%, 2/1/2029	$125,000	$123,625
Oaktree Specialty Lending Corp.:
2.70%, 1/15/2027	140,000	126,610
7.10%, 2/15/2029 (a)	100,000	103,363
Oaktree Strategic Credit Fund 8.40%, 11/14/2028 (d)	40,000	42,440
Prospect Capital Corp.:
3.36%, 11/15/2026 (a)	121,000	110,727
3.44%, 10/15/2028 (a)	81,000	69,829
3.71%, 1/22/2026 (a)	470,000	445,466
Sixth Street Lending Partners 6.50%, 3/11/2029 (d)	155,000	155,028
Sixth Street Specialty Lending, Inc. 6.95%, 8/14/2028	810,000	832,348
		8,648,559
IRON/STEEL — 0.3%
ArcelorMittal SA:
4.55%, 3/11/2026	800,000	787,760
6.75%, 3/1/2041	215,000	223,727
6.80%, 11/29/2032 (a)	75,000	80,218
7.00%, 10/15/2039 (a)	340,000	369,913
Nucor Corp.:
2.98%, 12/15/2055	100,000	64,681
3.85%, 4/1/2052	248,000	196,944
3.95%, 5/23/2025	290,000	285,589
4.30%, 5/23/2027	85,000	83,366
4.40%, 5/1/2048	25,000	22,226
Steel Dynamics, Inc. 2.40%, 6/15/2025	782,000	753,027
Vale Overseas Ltd.:
3.75%, 7/8/2030	290,000	260,771
6.25%, 8/10/2026 (a)	215,000	218,537
6.88%, 11/21/2036	320,000	341,264
6.88%, 11/10/2039	175,000	187,061
8.25%, 1/17/2034	200,000	235,206
		4,110,290
IT SERVICES — 0.3%
Apple, Inc.:
4.00%, 5/10/2028	140,000	137,827
4.42%, 5/8/2026	145,000	144,414
4.85%, 5/10/2053 (a)	222,000	220,721
Booz Allen Hamilton, Inc. 5.95%, 8/4/2033	375,000	388,163
Dell International LLC/EMC Corp.:
3.38%, 12/15/2041	268,000	199,558
3.45%, 12/15/2051 (a)	353,000	247,919
5.40%, 4/15/2034	500,000	500,920
Hewlett Packard Enterprise Co. 5.25%, 7/1/2028	200,000	201,758

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
IBM International Capital Pte. Ltd.:
4.60%, 2/5/2027	$459,000	$454,249
4.60%, 2/5/2029	250,000	246,593
4.70%, 2/5/2026	400,000	397,252
4.75%, 2/5/2031	550,000	539,919
4.90%, 2/5/2034	250,000	245,040
5.25%, 2/5/2044	250,000	243,935
5.30%, 2/5/2054	305,000	297,851
Kyndryl Holdings, Inc. 6.35%, 2/20/2034	90,000	92,330
		4,558,449
LEISURE TIME — 0.1%
Brunswick Corp.:
2.40%, 8/18/2031 (a)	643,000	512,085
4.40%, 9/15/2032 (a)	240,000	218,657
5.85%, 3/18/2029	115,000	116,282
Harley-Davidson, Inc. 3.50%, 7/28/2025	100,000	97,512
Polaris, Inc. 6.95%, 3/15/2029 (a)	250,000	265,970
		1,210,506
LODGING — 0.3%
Hyatt Hotels Corp.:
4.85%, 3/15/2026	549,000	543,071
5.75%, 1/30/2027	147,000	149,424
Marriott International, Inc.:
Series II, 2.75%, 10/15/2033 (a)	113,000	91,796
Series GG, 3.50%, 10/15/2032	99,000	86,698
Series FF, 4.63%, 6/15/2030	126,000	122,617
4.88%, 5/15/2029	170,000	168,348
4.90%, 4/15/2029	800,000	794,144
5.00%, 10/15/2027	51,000	50,872
5.30%, 5/15/2034	310,000	306,509
5.55%, 10/15/2028 (a)	100,000	102,168
Series EE, 5.75%, 5/1/2025	100,000	100,268
Sands China Ltd.:
2.85%, 3/8/2029	885,000	769,614
3.25%, 8/8/2031	150,000	125,421
4.05%, 1/8/2026	150,000	144,106
4.63%, 6/18/2030	50,000	45,829
5.13%, 8/8/2025	350,000	345,152
5.40%, 8/8/2028 (a)	150,000	147,081
		4,093,118
MACHINERY, CONSTRUCTION & MINING — 0.3%
Caterpillar Financial Services Corp.:
Series MTN, 0.80%, 11/13/2025	100,000	93,605
0.90%, 3/2/2026	226,000	209,373
Security Description	Principal Amount	Value
Series MTN, 1.45%, 5/15/2025	$126,000	$120,862
Series MTN, 1.70%, 1/8/2027	150,000	138,273
2.40%, 8/9/2026	50,000	47,328
Series MTN, 3.40%, 5/13/2025	100,000	98,074
Series MTN, 3.65%, 8/12/2025	649,000	636,429
Series DMTN, 4.35%, 5/15/2026	100,000	98,953
4.50%, 1/8/2027	315,000	313,072
4.80%, 1/6/2026	250,000	249,713
4.85%, 2/27/2029	350,000	352,096
5.05%, 2/27/2026	350,000	350,504
5.15%, 8/11/2025	100,000	100,076
Caterpillar, Inc.:
2.60%, 4/9/2030 (a)	183,000	163,644
3.25%, 4/9/2050	100,000	74,407
3.80%, 8/15/2042	850,000	716,473
4.75%, 5/15/2064	207,000	192,156
5.20%, 5/27/2041	178,000	179,104
Oshkosh Corp. 4.60%, 5/15/2028	100,000	98,112
		4,232,254
MACHINERY-DIVERSIFIED — 0.7%
AGCO Corp.:
5.45%, 3/21/2027	65,000	65,302
5.80%, 3/21/2034	155,000	156,944
CNH Industrial Capital LLC:
1.45%, 7/15/2026	25,000	22,949
4.55%, 4/10/2028	160,000	156,774
5.10%, 4/20/2029	250,000	249,352
5.50%, 1/12/2029	250,000	253,680
Deere & Co.:
2.75%, 4/15/2025	186,000	181,460
3.10%, 4/15/2030	150,000	136,960
3.75%, 4/15/2050 (a)	150,000	123,977
Dover Corp.:
2.95%, 11/4/2029	47,000	42,418
3.15%, 11/15/2025	50,000	48,314
5.38%, 10/15/2035	125,000	128,211
Flowserve Corp.:
2.80%, 1/15/2032	50,000	41,484
3.50%, 10/1/2030	441,000	392,719
Ingersoll Rand, Inc. 5.40%, 8/14/2028	100,000	101,458
John Deere Capital Corp.:
Series MTN, 0.70%, 1/15/2026	50,000	46,450
Series MTN, 1.05%, 6/17/2026	443,000	407,622
Series MTN, 1.30%, 10/13/2026	50,000	45,688
1.45%, 1/15/2031 (a)	310,000	251,890

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 1.50%, 3/6/2028	$100,000	$88,543
Series MTN, 1.75%, 3/9/2027 (a)	125,000	114,790
Series MTN, 2.25%, 9/14/2026	149,000	139,945
Series MTN, 2.35%, 3/8/2027	50,000	46,706
Series MTN, 2.45%, 1/9/2030	549,000	486,079
Series MTN, 2.65%, 6/10/2026 (a)	75,000	71,568
Series MTN, 2.80%, 7/18/2029	100,000	91,272
Series MTN, 3.40%, 9/11/2025	15,000	14,652
Series MTN, 3.90%, 6/7/2032	406,000	380,885
Series MTN, 4.05%, 9/8/2025	40,000	39,458
Series MTN, 4.15%, 9/15/2027	169,000	166,041
Series MTN, 4.35%, 9/15/2032	100,000	96,988
4.50%, 1/8/2027	300,000	297,774
4.50%, 1/16/2029	250,000	247,492
Series MTN, 4.70%, 6/10/2030	365,000	363,259
Series MTN, 4.75%, 1/20/2028	200,000	200,408
Series MTN, 4.80%, 1/9/2026	265,000	264,330
Series MTN, 4.85%, 3/5/2027 (a)	250,000	250,052
Series MTN, 4.90%, 3/3/2028	535,000	538,857
Series MTN, 4.90%, 3/7/2031	250,000	250,127
Series MTN, 4.95%, 6/6/2025	65,000	64,934
Series MTN, 4.95%, 3/6/2026	250,000	250,097
Series MTN, 4.95%, 7/14/2028	55,000	55,450
Series FXD, 5.05%, 3/3/2026	173,000	173,569
Series I, 5.15%, 9/8/2033	225,000	229,804
Series MTN, 5.15%, 9/8/2026	100,000	100,604
5.30%, 9/8/2025	100,000	100,368
Nordson Corp. 5.80%, 9/15/2033	100,000	104,379
nVent Finance SARL:
2.75%, 11/15/2031 (a)	100,000	82,344
5.65%, 5/15/2033 (a)	50,000	50,407
Otis Worldwide Corp.:
2.57%, 2/15/2030	72,000	63,325
Security Description	Principal Amount	Value
3.11%, 2/15/2040	$790,000	$607,565
5.25%, 8/16/2028	55,000	55,789
Rockwell Automation, Inc.:
2.80%, 8/15/2061	100,000	60,132
4.20%, 3/1/2049	30,000	25,842
Westinghouse Air Brake Technologies Corp.:
3.20%, 6/15/2025	171,000	166,084
4.70%, 9/15/2028	406,000	399,707
5.61%, 3/11/2034	45,000	45,578
Xylem, Inc.:
2.25%, 1/30/2031	50,000	42,163
3.25%, 11/1/2026	100,000	95,538
		9,776,557
MEDIA — 2.7%
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.25%, 1/15/2029	300,000	255,273
2.30%, 2/1/2032 (a)	150,000	115,776
2.80%, 4/1/2031	335,000	274,335
3.50%, 6/1/2041	200,000	134,570
3.50%, 3/1/2042	700,000	466,445
3.70%, 4/1/2051	250,000	154,667
3.75%, 2/15/2028	667,000	618,823
3.95%, 6/30/2062	325,000	196,306
4.20%, 3/15/2028	300,000	282,645
4.40%, 4/1/2033 (a)	100,000	88,616
4.40%, 12/1/2061	79,000	51,626
4.80%, 3/1/2050	720,000	532,685
5.05%, 3/30/2029	639,000	616,169
5.13%, 7/1/2049	265,000	205,343
5.25%, 4/1/2053	200,000	158,304
5.38%, 4/1/2038	735,000	639,612
5.38%, 5/1/2047	657,000	530,442
5.50%, 4/1/2063	100,000	78,407
5.75%, 4/1/2048	520,000	437,497
6.15%, 11/10/2026	120,000	120,876
6.38%, 10/23/2035	500,000	494,550
6.48%, 10/23/2045	687,000	637,454
6.65%, 2/1/2034 (a)	122,000	125,039
6.83%, 10/23/2055	219,000	210,685
Comcast Corp.:
1.50%, 2/15/2031	200,000	161,500
1.95%, 1/15/2031	450,000	373,626
2.35%, 1/15/2027	100,000	93,555
2.45%, 8/15/2052	325,000	190,521
2.65%, 2/1/2030	439,000	390,552
2.80%, 1/15/2051	280,000	178,996
2.89%, 11/1/2051	1,011,000	656,796
2.94%, 11/1/2056	881,000	554,810
2.99%, 11/1/2063	1,027,000	631,235
3.15%, 3/1/2026	640,000	619,904
3.30%, 4/1/2027	250,000	239,225

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.38%, 8/15/2025	$865,000	$845,667
3.40%, 4/1/2030	794,000	734,791
3.40%, 7/15/2046	149,000	111,057
3.45%, 2/1/2050	725,000	531,831
3.55%, 5/1/2028	566,000	540,021
3.75%, 4/1/2040	781,000	648,909
3.90%, 3/1/2038	449,000	390,792
3.95%, 10/15/2025	100,000	98,361
3.97%, 11/1/2047	986,000	792,330
4.00%, 3/1/2048	544,000	441,864
4.00%, 11/1/2049	384,000	310,426
4.05%, 11/1/2052	327,000	263,278
4.20%, 8/15/2034	200,000	186,244
4.25%, 10/15/2030	610,000	589,223
4.25%, 1/15/2033	208,000	196,978
4.55%, 1/15/2029 (a)	624,000	619,526
4.60%, 10/15/2038	50,000	46,677
4.60%, 8/15/2045	90,000	80,543
4.65%, 2/15/2033	100,000	98,086
4.65%, 7/15/2042	50,000	45,790
4.70%, 10/15/2048	630,000	576,614
4.95%, 10/15/2058 (a)	176,000	164,769
5.25%, 11/7/2025	64,000	64,257
5.35%, 11/15/2027	115,000	117,224
5.35%, 5/15/2053	300,000	297,660
5.50%, 11/15/2032	500,000	518,365
5.50%, 5/15/2064 (a)	400,000	401,128
7.05%, 3/15/2033	160,000	181,330
Discovery Communications LLC:
3.95%, 6/15/2025	300,000	294,708
3.95%, 3/20/2028	150,000	142,095
4.00%, 9/15/2055 (a)	360,000	245,873
4.13%, 5/15/2029	150,000	140,725
4.65%, 5/15/2050 (a)	550,000	428,224
4.90%, 3/11/2026	650,000	643,513
5.00%, 9/20/2037	150,000	131,217
5.20%, 9/20/2047	670,000	563,637
5.30%, 5/15/2049	100,000	84,152
6.35%, 6/1/2040	80,000	78,336
FactSet Research Systems, Inc. 2.90%, 3/1/2027	100,000	94,043
Fox Corp.:
3.05%, 4/7/2025	20,000	19,499
4.71%, 1/25/2029 (a)	290,000	286,126
5.48%, 1/25/2039	200,000	190,454
5.58%, 1/25/2049 (a)	723,000	673,424
6.50%, 10/13/2033	300,000	317,496
Grupo Televisa SAB:
6.63%, 1/15/2040 (a)	250,000	255,100
8.50%, 3/11/2032	200,000	230,952
NBCUniversal Media LLC 5.95%, 4/1/2041	200,000	211,046
Security Description	Principal Amount	Value
Paramount Global:
2.90%, 1/15/2027	$71,000	$65,023
3.70%, 6/1/2028	25,000	22,490
4.20%, 6/1/2029	40,000	35,850
4.20%, 5/19/2032 (a)	415,000	345,139
4.38%, 3/15/2043	442,000	300,206
4.60%, 1/15/2045	209,000	143,930
4.85%, 7/1/2042	155,000	113,449
4.95%, 1/15/2031 (a)	200,000	177,936
5.25%, 4/1/2044	75,000	55,859
5.50%, 5/15/2033	50,000	44,286
5.85%, 9/1/2043	211,000	170,788
6.88%, 4/30/2036 (a)	181,000	171,197
7.88%, 7/30/2030	719,000	750,571
Thomson Reuters Corp. 3.35%, 5/15/2026	50,000	48,180
Time Warner Cable Enterprises LLC 8.38%, 7/15/2033	20,000	22,321
Time Warner Cable LLC:
4.50%, 9/15/2042	153,000	113,430
5.50%, 9/1/2041	365,000	304,322
5.88%, 11/15/2040	628,000	547,886
6.55%, 5/1/2037	261,000	247,039
6.75%, 6/15/2039	227,000	216,045
7.30%, 7/1/2038	396,000	397,921
TWDC Enterprises 18 Corp.:
Series MTN, 1.85%, 7/30/2026	58,000	54,252
3.00%, 2/13/2026	550,000	530,618
Series MTN, 3.00%, 7/30/2046	50,000	35,509
Series GMTN, 3.15%, 9/17/2025 (a)	400,000	389,132
Series GMTN, 4.13%, 6/1/2044 (a)	300,000	260,397
Series MTN, 7.00%, 3/1/2032	60,000	68,710
Walt Disney Co.:
2.00%, 9/1/2029	307,000	267,348
2.20%, 1/13/2028 (a)	550,000	505,329
2.65%, 1/13/2031	953,000	838,630
2.75%, 9/1/2049	110,000	73,272
3.50%, 5/13/2040	400,000	328,512
3.60%, 1/13/2051	610,000	472,488
3.70%, 10/15/2025	200,000	195,936
3.80%, 5/13/2060	157,000	122,402
4.70%, 3/23/2050 (a)	275,000	257,510
4.75%, 9/15/2044	205,000	192,573
4.95%, 10/15/2045	371,000	353,841
5.40%, 10/1/2043	500,000	509,280
6.15%, 2/15/2041	150,000	165,520
6.20%, 12/15/2034	100,000	110,893
7.75%, 12/1/2045	210,000	273,962
		36,741,208

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
METAL FABRICATE & HARDWARE — 0.1%
Precision Castparts Corp. 3.25%, 6/15/2025 (a)	$500,000	$489,345
Valmont Industries, Inc.:
5.00%, 10/1/2044	150,000	131,967
5.25%, 10/1/2054	100,000	88,460
		709,772
MINING — 0.7%
AngloGold Ashanti Holdings PLC:
3.38%, 11/1/2028	110,000	99,021
3.75%, 10/1/2030	160,000	139,410
Barrick North America Finance LLC 5.75%, 5/1/2043	180,000	185,990
Barrick PD Australia Finance Pty. Ltd. 5.95%, 10/15/2039	260,000	269,651
BHP Billiton Finance USA Ltd.:
4.75%, 2/28/2028	200,000	199,526
4.88%, 2/27/2026	150,000	149,511
5.00%, 9/30/2043	1,350,000	1,297,701
5.10%, 9/8/2028	200,000	202,114
5.25%, 9/8/2026	175,000	176,045
5.25%, 9/8/2033	300,000	303,681
5.50%, 9/8/2053	160,000	165,222
Freeport-McMoRan, Inc.:
4.25%, 3/1/2030	250,000	236,767
4.38%, 8/1/2028	270,000	260,059
5.45%, 3/15/2043	800,000	764,928
Newmont Corp.:
2.25%, 10/1/2030	50,000	42,618
2.60%, 7/15/2032 (a)	150,000	125,397
2.80%, 10/1/2029	700,000	628,530
4.88%, 3/15/2042 (a)	50,000	46,522
5.45%, 6/9/2044	200,000	196,870
5.88%, 4/1/2035	54,000	56,405
6.25%, 10/1/2039	85,000	90,916
Newmont Corp./Newcrest Finance Pty. Ltd.:
3.25%, 5/13/2030 (d)	30,000	27,116
5.30%, 3/15/2026 (d)	165,000	165,457
5.35%, 3/15/2034 (d)	200,000	201,202
Rio Tinto Alcan, Inc. 6.13%, 12/15/2033 (a)	1,057,000	1,137,131
Rio Tinto Finance USA Ltd.:
2.75%, 11/2/2051	211,000	136,076
7.13%, 7/15/2028 (a)	200,000	218,010
Rio Tinto Finance USA PLC:
4.13%, 8/21/2042	50,000	43,496
5.13%, 3/9/2053	650,000	631,663
Southern Copper Corp.:
3.88%, 4/23/2025	162,000	158,812
5.25%, 11/8/2042	491,000	464,781
Security Description	Principal Amount	Value
6.75%, 4/16/2040	$115,000	$127,233
		8,947,861
MISCELLANEOUS MANUFACTURER — 0.4%
3M Co.:
2.38%, 8/26/2029	328,000	287,741
2.65%, 4/15/2025	390,000	378,760
2.88%, 10/15/2027	94,000	87,579
3.05%, 4/15/2030 (a)	302,000	271,420
3.25%, 8/26/2049	341,000	235,273
Series MTN, 3.38%, 3/1/2029 (a)	50,000	46,462
Series MTN, 3.63%, 10/15/2047	59,000	43,516
3.70%, 4/15/2050 (a)	200,000	148,740
Series MTN, 3.88%, 6/15/2044	100,000	78,858
Series MTN, 4.00%, 9/14/2048	324,000	259,728
Series MTN, 5.70%, 3/15/2037	115,000	121,281
Carlisle Cos., Inc. 2.75%, 3/1/2030	740,000	651,141
Eaton Corp.:
4.15%, 3/15/2033	85,000	80,620
4.35%, 5/18/2028	295,000	290,988
4.70%, 8/23/2052	214,000	200,017
GE Capital International Funding Co. Unlimited Co.:
3.37%, 11/15/2025	19,000	18,388
4.42%, 11/15/2035	400,000	376,008
Illinois Tool Works, Inc. 4.88%, 9/15/2041	300,000	293,193
Parker-Hannifin Corp.:
4.00%, 6/14/2049 (a)	300,000	245,268
Series MTN, 4.45%, 11/21/2044	110,000	97,182
4.50%, 9/15/2029	200,000	197,214
Series MTN, 6.25%, 5/15/2038	278,000	300,538
Pentair Finance SARL 4.50%, 7/1/2029	75,000	72,661
Teledyne Technologies, Inc. 2.75%, 4/1/2031	319,000	273,214
Textron, Inc.:
2.45%, 3/15/2031	80,000	67,379
3.65%, 3/15/2027	250,000	239,995
3.90%, 9/17/2029	190,000	178,421
6.10%, 11/15/2033	305,000	319,777
		5,861,362
OFFICE & BUSINESS EQUIPMENT — 0.1%
CDW LLC/CDW Finance Corp.:
3.25%, 2/15/2029	200,000	181,298
3.28%, 12/1/2028	550,000	501,732
4.13%, 5/1/2025	527,000	517,809

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.25%, 4/1/2028	$375,000	$358,808
		1,559,647
OIL & GAS — 3.3%
Apache Corp.:
4.25%, 1/15/2030 (a)	2,000	1,853
4.75%, 4/15/2043	100,000	78,943
5.10%, 9/1/2040	309,000	265,091
5.25%, 2/1/2042	350,000	298,056
5.35%, 7/1/2049	200,000	169,064
BP Capital Markets America, Inc.:
1.75%, 8/10/2030	122,000	101,826
2.72%, 1/12/2032	479,000	412,678
2.77%, 11/10/2050	700,000	453,313
2.94%, 6/4/2051	805,000	537,563
3.00%, 3/17/2052 (a)	100,000	67,646
3.02%, 1/16/2027 (a)	100,000	95,511
3.06%, 6/17/2041 (a)	800,000	607,368
3.38%, 2/8/2061	625,000	432,406
3.41%, 2/11/2026	300,000	291,669
3.59%, 4/14/2027	86,000	82,929
3.63%, 4/6/2030	300,000	282,684
3.80%, 9/21/2025	510,000	501,187
3.94%, 9/21/2028	359,000	347,857
4.23%, 11/6/2028 (a)	110,000	107,730
4.70%, 4/10/2029	250,000	249,438
4.81%, 2/13/2033	255,000	251,611
4.89%, 9/11/2033	350,000	347,735
4.99%, 4/10/2034	250,000	249,698
BP Capital Markets PLC:
3.72%, 11/28/2028	150,000	143,499
5 yr. CMT + 2.15%, 6.45%, 12/1/2033 (b)	150,000	155,651
Burlington Resources LLC 7.20%, 8/15/2031	100,000	113,499
Canadian Natural Resources Ltd.:
2.05%, 7/15/2025	200,000	191,362
Series GMTN, 4.95%, 6/1/2047	300,000	270,723
6.25%, 3/15/2038	520,000	540,467
6.75%, 2/1/2039	286,000	309,789
7.20%, 1/15/2032	104,000	114,321
Cenovus Energy, Inc.:
2.65%, 1/15/2032	250,000	207,575
3.75%, 2/15/2052 (a)	500,000	366,590
5.40%, 6/15/2047	140,000	131,874
Chevron Corp.:
1.55%, 5/11/2025	125,000	120,210
2.00%, 5/11/2027 (a)	263,000	243,236
2.24%, 5/11/2030 (a)	1,615,000	1,413,642
2.95%, 5/16/2026	362,000	348,686
Chevron USA, Inc.:
2.34%, 8/12/2050	100,000	60,876
3.25%, 10/15/2029	50,000	46,812
Security Description	Principal Amount	Value
ConocoPhillips Co.:
4.03%, 3/15/2062	$1,034,000	$819,124
5.05%, 9/15/2033	100,000	100,896
5.30%, 5/15/2053	200,000	199,060
5.55%, 3/15/2054	425,000	437,703
5.70%, 9/15/2063	430,000	450,296
6.95%, 4/15/2029	200,000	219,804
Continental Resources, Inc. 4.90%, 6/1/2044	469,000	389,973
Coterra Energy, Inc.:
4.38%, 3/15/2029 (a)	56,000	53,928
5.60%, 3/15/2034	350,000	352,709
Devon Energy Corp.:
4.75%, 5/15/2042 (a)	350,000	304,227
5.00%, 6/15/2045 (a)	225,000	199,431
5.60%, 7/15/2041 (a)	407,000	392,568
Diamondback Energy, Inc.:
3.13%, 3/24/2031 (a)	350,000	310,261
4.25%, 3/15/2052	200,000	161,924
4.40%, 3/24/2051	122,000	101,093
6.25%, 3/15/2033	370,000	394,538
6.25%, 3/15/2053	363,000	391,260
Eni USA, Inc. 7.30%, 11/15/2027	1,000	1,064
EOG Resources, Inc.:
4.15%, 1/15/2026	250,000	246,420
4.95%, 4/15/2050 (a)	645,000	612,924
EQT Corp.:
3.90%, 10/1/2027	300,000	285,081
5.70%, 4/1/2028	211,000	212,920
5.75%, 2/1/2034 (a)	250,000	249,148
7.00%, 2/1/2030 (a)	120,000	127,332
Exxon Mobil Corp.:
2.44%, 8/16/2029	150,000	134,720
2.61%, 10/15/2030	1,174,000	1,041,103
3.04%, 3/1/2026	324,000	313,862
3.10%, 8/16/2049	300,000	213,900
3.45%, 4/15/2051 (a)	498,000	377,180
3.48%, 3/19/2030	994,000	936,775
4.11%, 3/1/2046	614,000	529,483
4.23%, 3/19/2040	70,000	63,819
4.33%, 3/19/2050 (a)	753,000	666,676
Helmerich & Payne, Inc. 2.90%, 9/29/2031	100,000	84,002
Hess Corp.:
5.60%, 2/15/2041	261,000	265,797
6.00%, 1/15/2040	207,000	218,043
7.13%, 3/15/2033	100,000	113,205
7.30%, 8/15/2031	155,000	175,483
7.88%, 10/1/2029	225,000	254,313
HF Sinclair Corp.:
4.50%, 10/1/2030	100,000	93,719
5.88%, 4/1/2026 (a)	189,000	190,283
Marathon Oil Corp.:
5.30%, 4/1/2029 (a)	100,000	99,865

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.70%, 4/1/2034	$100,000	$100,071
6.60%, 10/1/2037 (a)	120,000	126,562
6.80%, 3/15/2032 (a)	480,000	517,997
Marathon Petroleum Corp.:
4.70%, 5/1/2025	95,000	94,203
4.75%, 9/15/2044	130,000	115,625
6.50%, 3/1/2041	400,000	435,628
Occidental Petroleum Corp.:
5.55%, 3/15/2026	200,000	200,794
5.88%, 9/1/2025	100,000	100,368
6.45%, 9/15/2036	941,000	1,003,652
6.60%, 3/15/2046 (a)	500,000	538,525
6.63%, 9/1/2030	155,000	164,193
7.50%, 5/1/2031	300,000	334,020
8.50%, 7/15/2027 (a)	100,000	108,410
8.88%, 7/15/2030	600,000	699,924
Ovintiv, Inc.:
5.38%, 1/1/2026	600,000	598,080
5.65%, 5/15/2025	50,000	50,013
5.65%, 5/15/2028 (a)	140,000	142,304
6.25%, 7/15/2033 (a)	406,000	421,879
7.10%, 7/15/2053	242,000	270,849
7.20%, 11/1/2031	53,000	57,562
7.38%, 11/1/2031	13,000	14,255
Patterson-UTI Energy, Inc.:
3.95%, 2/1/2028 (a)	215,000	203,188
7.15%, 10/1/2033 (a)	275,000	295,881
Phillips 66 Co.:
2.15%, 12/15/2030	555,000	466,022
3.15%, 12/15/2029	184,000	167,026
3.30%, 3/15/2052	100,000	70,033
3.85%, 4/9/2025	500,000	492,430
4.65%, 11/15/2034	100,000	95,299
4.90%, 10/1/2046	75,000	68,659
5.25%, 6/15/2031	400,000	405,092
5.30%, 6/30/2033	600,000	603,468
5.65%, 6/15/2054	400,000	405,820
5.88%, 5/1/2042 (a)	50,000	52,527
Pioneer Natural Resources Co.:
1.13%, 1/15/2026	301,000	280,267
1.90%, 8/15/2030	150,000	126,138
2.15%, 1/15/2031 (a)	273,000	229,921
5.10%, 3/29/2026	95,000	94,897
Shell International Finance BV:
2.38%, 11/7/2029	1,165,000	1,037,176
2.50%, 9/12/2026	100,000	94,828
2.75%, 4/6/2030 (a)	650,000	584,824
2.88%, 5/10/2026	100,000	96,051
3.00%, 11/26/2051	850,000	579,147
3.13%, 11/7/2049	400,000	284,172
3.25%, 5/11/2025	519,000	508,796
3.25%, 4/6/2050 (a)	361,000	262,743
3.75%, 9/12/2046	210,000	169,546
3.88%, 11/13/2028	100,000	97,052
Security Description	Principal Amount	Value
4.00%, 5/10/2046	$762,000	$641,055
4.38%, 5/11/2045	348,000	310,889
4.55%, 8/12/2043	876,000	811,115
6.38%, 12/15/2038	225,000	254,837
Suncor Energy, Inc.:
3.75%, 3/4/2051	100,000	73,773
4.00%, 11/15/2047	600,000	465,444
6.50%, 6/15/2038	514,000	546,778
6.80%, 5/15/2038	221,000	239,812
6.85%, 6/1/2039	261,000	286,192
TotalEnergies Capital International SA:
2.83%, 1/10/2030 (a)	210,000	189,853
3.13%, 5/29/2050 (a)	291,000	207,259
3.46%, 7/12/2049	1,250,000	944,875
TotalEnergies Capital SA 3.88%, 10/11/2028	100,000	96,875
Valero Energy Corp.:
3.65%, 12/1/2051	250,000	180,145
4.00%, 6/1/2052	100,000	76,796
6.63%, 6/15/2037	644,000	702,256
7.50%, 4/15/2032	193,000	221,767
		43,914,218
OIL & GAS SERVICES — 0.2%
Baker Hughes Holdings LLC 5.13%, 9/15/2040	388,000	381,509
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc.:
3.34%, 12/15/2027	50,000	47,300
4.08%, 12/15/2047 (a)	362,000	298,842
4.49%, 5/1/2030	100,000	97,636
Halliburton Co.:
4.50%, 11/15/2041	66,000	58,745
4.75%, 8/1/2043	200,000	183,624
5.00%, 11/15/2045 (a)	704,000	660,901
6.70%, 9/15/2038	100,000	112,737
NOV, Inc. 3.60%, 12/1/2029	420,000	386,308
Schlumberger Finance Canada Ltd. 1.40%, 9/17/2025 (a)	301,000	285,480
Schlumberger Investment SA:
2.65%, 6/26/2030 (a)	150,000	132,954
4.85%, 5/15/2033 (a)	100,000	100,162
		2,746,198
PACKAGING & CONTAINERS — 0.2%
Amcor Flexibles North America, Inc.:
2.63%, 6/19/2030	760,000	654,732
2.69%, 5/25/2031 (a)	35,000	29,759
4.00%, 5/17/2025	81,000	79,523
AptarGroup, Inc. 3.60%, 3/15/2032	300,000	264,504

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Berry Global, Inc.:
5.50%, 4/15/2028	$730,000	$735,643
5.65%, 1/15/2034 (d)	85,000	84,558
Packaging Corp. of America:
3.00%, 12/15/2029	150,000	135,183
5.70%, 12/1/2033	140,000	144,565
Sonoco Products Co. 2.85%, 2/1/2032	195,000	165,426
WRKCo, Inc.:
3.90%, 6/1/2028	12,000	11,444
4.00%, 3/15/2028	150,000	144,186
4.65%, 3/15/2026	150,000	148,070
		2,597,593
PHARMACEUTICALS — 5.6%
AbbVie, Inc.:
2.95%, 11/21/2026	1,956,000	1,862,210
3.20%, 5/14/2026	525,000	506,683
3.20%, 11/21/2029	1,010,000	930,856
3.60%, 5/14/2025	814,000	799,177
4.05%, 11/21/2039	747,000	665,174
4.25%, 11/14/2028 (a)	400,000	393,112
4.25%, 11/21/2049	600,000	519,318
4.40%, 11/6/2042	438,000	397,165
4.45%, 5/14/2046	250,000	224,275
4.55%, 3/15/2035	95,000	91,675
4.70%, 5/14/2045	1,184,000	1,105,951
4.75%, 3/15/2045	354,000	333,762
4.80%, 3/15/2027 (a)	260,000	260,140
4.80%, 3/15/2029	290,000	290,621
4.85%, 6/15/2044	715,000	681,860
4.88%, 11/14/2048	980,000	937,497
4.95%, 3/15/2031	145,000	146,306
5.05%, 3/15/2034	500,000	506,185
5.35%, 3/15/2044	65,000	66,275
5.40%, 3/15/2054	235,000	241,874
5.50%, 3/15/2064	130,000	133,660
Astrazeneca Finance LLC:
1.20%, 5/28/2026	200,000	184,722
2.25%, 5/28/2031	1,091,000	921,590
4.80%, 2/26/2027	180,000	179,923
4.85%, 2/26/2029	165,000	165,521
4.88%, 3/3/2028	25,000	25,069
4.88%, 3/3/2033	200,000	199,530
4.90%, 2/26/2031	140,000	140,497
5.00%, 2/26/2034	85,000	85,348
AstraZeneca PLC:
0.70%, 4/8/2026	213,000	195,969
1.38%, 8/6/2030 (a)	250,000	204,120
3.38%, 11/16/2025	543,000	529,164
4.00%, 1/17/2029	200,000	193,882
4.00%, 9/18/2042	80,000	68,774
4.38%, 11/16/2045	275,000	246,279
6.45%, 9/15/2037	1,000,000	1,129,740
Becton Dickinson & Co.:
2.82%, 5/20/2030	290,000	256,003
Security Description	Principal Amount	Value
3.70%, 6/6/2027	$300,000	$288,246
4.30%, 8/22/2032	100,000	94,790
4.67%, 6/6/2047	100,000	89,613
4.69%, 2/13/2028	100,000	98,971
4.69%, 12/15/2044	862,000	778,920
4.87%, 2/8/2029	250,000	248,593
5.11%, 2/8/2034	250,000	248,305
Bristol-Myers Squibb Co.:
1.45%, 11/13/2030	860,000	698,870
2.55%, 11/13/2050	300,000	185,055
3.20%, 6/15/2026	100,000	96,426
3.40%, 7/26/2029	706,000	663,294
3.55%, 3/15/2042	313,000	250,957
3.90%, 2/20/2028	247,000	239,797
3.90%, 3/15/2062	480,000	365,395
4.13%, 6/15/2039	400,000	354,468
4.25%, 10/26/2049	900,000	768,933
4.35%, 11/15/2047	419,000	361,580
4.55%, 2/20/2048	230,000	205,829
4.90%, 2/22/2027	500,000	501,710
4.90%, 2/22/2029	205,000	206,087
4.95%, 2/20/2026	300,000	300,081
5.00%, 8/15/2045 (a)	100,000	95,837
5.10%, 2/22/2031	160,000	161,498
5.20%, 2/22/2034 (a)	500,000	507,810
5.50%, 2/22/2044	200,000	204,634
5.55%, 2/22/2054	500,000	514,670
5.65%, 2/22/2064	380,000	391,271
5.75%, 2/1/2031	300,000	314,649
5.90%, 11/15/2033 (a)	265,000	283,243
6.25%, 11/15/2053	287,000	323,486
6.40%, 11/15/2063	280,000	319,945
Cardinal Health, Inc.:
3.75%, 9/15/2025	100,000	97,696
4.90%, 9/15/2045	175,000	157,453
5.13%, 2/15/2029	300,000	300,678
5.45%, 2/15/2034 (a)	300,000	303,489
Cencora, Inc.:
2.70%, 3/15/2031	363,000	311,715
2.80%, 5/15/2030	150,000	132,477
5.13%, 2/15/2034	250,000	249,522
Cigna Group:
1.25%, 3/15/2026	100,000	92,685
2.38%, 3/15/2031	885,000	745,090
2.40%, 3/15/2030	1,475,000	1,273,928
3.25%, 4/15/2025	100,000	97,792
3.40%, 3/15/2051	350,000	249,326
3.88%, 10/15/2047	275,000	215,309
4.13%, 11/15/2025	762,000	751,538
4.38%, 10/15/2028	362,000	353,261
4.50%, 2/25/2026	850,000	840,063
4.80%, 8/15/2038	220,000	206,851
4.80%, 7/15/2046	200,000	181,820
5.00%, 5/15/2029	250,000	250,225
5.13%, 5/15/2031	250,000	250,320

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.25%, 2/15/2034	$250,000	$249,455
5.60%, 2/15/2054	105,000	105,407
5.69%, 3/15/2026	150,000	150,006
CVS Health Corp.:
1.75%, 8/21/2030	233,000	191,333
1.88%, 2/28/2031	400,000	325,720
2.13%, 9/15/2031 (a)	230,000	187,832
2.70%, 8/21/2040	376,000	261,598
2.88%, 6/1/2026	700,000	667,247
3.00%, 8/15/2026	350,000	333,742
3.25%, 8/15/2029	375,000	344,021
3.63%, 4/1/2027	93,000	89,475
3.75%, 4/1/2030	346,000	322,403
4.13%, 4/1/2040	166,000	139,754
4.25%, 4/1/2050	110,000	89,098
4.30%, 3/25/2028	471,000	459,687
4.78%, 3/25/2038	813,000	751,196
4.88%, 7/20/2035	100,000	96,328
5.00%, 2/20/2026	139,000	138,525
5.00%, 1/30/2029	60,000	60,083
5.05%, 3/25/2048	1,352,000	1,225,926
5.13%, 2/21/2030	75,000	75,220
5.13%, 7/20/2045	565,000	520,405
5.25%, 1/30/2031	175,000	176,197
5.25%, 2/21/2033 (a)	300,000	300,138
5.30%, 6/1/2033 (a)	430,000	430,602
5.63%, 2/21/2053	1,047,000	1,028,049
5.88%, 6/1/2053	760,000	771,978
6.00%, 6/1/2063	323,000	332,800
6.13%, 9/15/2039	60,000	62,002
Eli Lilly & Co.:
2.25%, 5/15/2050	286,000	174,737
2.75%, 6/1/2025	100,000	97,357
3.10%, 5/15/2027	275,000	261,987
3.38%, 3/15/2029	235,000	222,992
4.15%, 3/15/2059 (a)	100,000	84,624
4.50%, 2/9/2027	250,000	249,260
4.50%, 2/9/2029 (a)	165,000	164,480
4.70%, 2/27/2033	100,000	99,640
4.70%, 2/9/2034	250,000	248,842
4.88%, 2/27/2053	355,000	346,746
4.95%, 2/27/2063	200,000	194,200
5.00%, 2/27/2026 (a)	140,000	139,992
5.00%, 2/9/2054	90,000	89,535
5.10%, 2/9/2064	250,000	249,302
5.50%, 3/15/2027	55,000	56,668
GlaxoSmithKline Capital PLC 3.38%, 6/1/2029	50,000	47,180
GlaxoSmithKline Capital, Inc.:
3.63%, 5/15/2025	250,000	245,910
3.88%, 5/15/2028	400,000	388,760
6.38%, 5/15/2038	580,000	655,035
Johnson & Johnson:
0.55%, 9/1/2025	82,000	77,152
0.95%, 9/1/2027 (a)	400,000	355,728
Security Description	Principal Amount	Value
1.30%, 9/1/2030 (a)	$710,000	$586,921
2.10%, 9/1/2040 (a)	85,000	58,481
2.25%, 9/1/2050	150,000	93,248
2.45%, 3/1/2026	530,000	507,888
2.90%, 1/15/2028 (a)	286,000	270,842
3.40%, 1/15/2038	960,000	823,248
3.55%, 3/1/2036	25,000	22,229
3.70%, 3/1/2046	295,000	246,529
3.75%, 3/3/2047	382,000	316,945
4.50%, 9/1/2040	100,000	95,950
4.50%, 12/5/2043 (a)	250,000	239,853
5.85%, 7/15/2038	496,000	547,996
5.95%, 8/15/2037	200,000	221,512
McKesson Corp.:
0.90%, 12/3/2025 (a)	19,000	17,694
1.30%, 8/15/2026	175,000	160,225
4.90%, 7/15/2028	100,000	100,399
Mead Johnson Nutrition Co.:
4.13%, 11/15/2025	849,000	832,512
5.90%, 11/1/2039	50,000	51,877
Merck & Co., Inc.:
0.75%, 2/24/2026	582,000	540,370
1.45%, 6/24/2030 (a)	100,000	82,365
1.70%, 6/10/2027 (a)	254,000	231,491
1.90%, 12/10/2028 (a)	110,000	97,610
2.15%, 12/10/2031	95,000	79,512
2.35%, 6/24/2040	420,000	295,579
2.45%, 6/24/2050	100,000	62,063
2.75%, 12/10/2051	100,000	65,423
2.90%, 12/10/2061	555,000	348,718
3.40%, 3/7/2029	364,000	344,919
3.70%, 2/10/2045	417,000	340,455
4.00%, 3/7/2049	810,000	680,926
4.15%, 5/18/2043	200,000	176,816
4.50%, 5/17/2033	120,000	117,371
4.90%, 5/17/2044	200,000	194,526
5.00%, 5/17/2053	684,000	669,171
5.15%, 5/17/2063	275,000	272,090
Merck Sharp & Dohme Corp. 5.95%, 12/1/2028	175,000	184,513
Mylan, Inc.:
4.55%, 4/15/2028	300,000	289,902
5.20%, 4/15/2048	260,000	215,532
Novartis Capital Corp.:
2.00%, 2/14/2027 (a)	54,000	50,297
2.20%, 8/14/2030	752,000	653,104
3.00%, 11/20/2025	225,000	218,588
3.10%, 5/17/2027 (a)	325,000	310,970
4.40%, 5/6/2044	275,000	253,157
Pfizer Investment Enterprises Pte. Ltd.:
4.45%, 5/19/2026	1,219,000	1,206,798
4.45%, 5/19/2028	1,080,000	1,064,534
4.65%, 5/19/2025	255,000	253,368
4.65%, 5/19/2030	550,000	544,318

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.75%, 5/19/2033	$715,000	$704,489
5.11%, 5/19/2043	100,000	97,707
5.30%, 5/19/2053	1,205,000	1,198,589
5.34%, 5/19/2063	1,072,000	1,050,946
Pfizer, Inc.:
1.70%, 5/28/2030 (a)	250,000	210,058
1.75%, 8/18/2031	281,000	229,524
2.55%, 5/28/2040	108,000	77,087
2.63%, 4/1/2030	580,000	516,745
2.70%, 5/28/2050	1,000,000	670,100
2.75%, 6/3/2026 (a)	250,000	239,750
3.45%, 3/15/2029 (a)	300,000	284,475
3.90%, 3/15/2039	200,000	173,138
4.00%, 12/15/2036	95,000	86,518
4.00%, 3/15/2049	365,000	305,235
4.10%, 9/15/2038	580,000	524,326
4.13%, 12/15/2046	201,000	171,672
4.30%, 6/15/2043	105,000	93,237
5.60%, 9/15/2040	25,000	26,032
7.20%, 3/15/2039 (a)	463,000	558,234
Pharmacia LLC 6.60%, 12/1/2028	400,000	429,456
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	65,000	62,139
Takeda Pharmaceutical Co. Ltd.:
2.05%, 3/31/2030	490,000	415,089
5.00%, 11/26/2028	706,000	707,356
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	794,000	767,115
Viatris, Inc.:
1.65%, 6/22/2025	500,000	475,560
2.30%, 6/22/2027	415,000	376,994
2.70%, 6/22/2030 (a)	166,000	140,819
3.85%, 6/22/2040	302,000	222,988
4.00%, 6/22/2050 (a)	375,000	257,985
Wyeth LLC:
5.95%, 4/1/2037	300,000	324,279
6.00%, 2/15/2036	100,000	108,402
6.50%, 2/1/2034	34,000	37,662
Zoetis, Inc.:
4.45%, 8/20/2048	64,000	56,458
4.50%, 11/13/2025	500,000	494,060
4.70%, 2/1/2043	333,000	304,838
5.40%, 11/14/2025	50,000	50,079
5.60%, 11/16/2032	55,000	57,063
		74,925,501
PIPELINES — 3.5%
Boardwalk Pipelines LP:
4.45%, 7/15/2027	61,000	59,534
5.63%, 8/1/2034	250,000	249,842
5.95%, 6/1/2026	600,000	605,502
Security Description	Principal Amount	Value
Cheniere Corpus Christi Holdings LLC:
2.74%, 12/31/2039	$100,000	$80,895
5.13%, 6/30/2027	50,000	49,881
5.88%, 3/31/2025	300,000	300,246
Cheniere Energy Partners LP:
3.25%, 1/31/2032	309,000	263,129
4.00%, 3/1/2031	394,000	357,941
4.50%, 10/1/2029	533,000	507,389
5.95%, 6/30/2033	75,000	76,642
Cheniere Energy, Inc.:
4.63%, 10/15/2028	550,000	533,335
5.65%, 4/15/2034 (d)	100,000	100,634
Columbia Pipeline Group, Inc. 4.50%, 6/1/2025	750,000	739,710
DCP Midstream Operating LP:
5.13%, 5/15/2029	270,000	269,166
5.38%, 7/15/2025	400,000	398,924
5.60%, 4/1/2044 (a)	107,000	104,425
Eastern Gas Transmission & Storage, Inc. 3.00%, 11/15/2029	100,000	89,498
Enbridge Energy Partners LP:
5.88%, 10/15/2025	150,000	150,896
7.38%, 10/15/2045	87,000	101,934
Enbridge, Inc.:
1.60%, 10/4/2026	180,000	164,941
2.50%, 8/1/2033	50,000	40,295
3.13%, 11/15/2029 (a)	431,000	393,667
3.40%, 8/1/2051 (a)	300,000	210,975
4.50%, 6/10/2044	105,000	90,440
5.70%, 3/8/2033	550,000	562,771
5.90%, 11/15/2026	85,000	86,565
6.00%, 11/15/2028	100,000	104,004
6.20%, 11/15/2030	275,000	291,536
6.70%, 11/15/2053	155,000	175,534
Energy Transfer LP:
2.90%, 5/15/2025	300,000	291,186
3.75%, 5/15/2030	240,000	221,405
4.15%, 9/15/2029	116,000	110,049
4.40%, 3/15/2027	230,000	225,089
4.75%, 1/15/2026	459,000	454,337
4.95%, 5/15/2028	200,000	198,356
4.95%, 6/15/2028	100,000	99,130
5.00%, 5/15/2050	533,000	467,372
5.15%, 2/1/2043	180,000	160,945
5.15%, 3/15/2045 (a)	227,000	206,663
5.30%, 4/1/2044	27,000	24,857
5.35%, 5/15/2045	201,000	185,199
5.40%, 10/1/2047	770,000	710,956
5.50%, 6/1/2027	200,000	201,306
5.55%, 2/15/2028 (a)	150,000	152,057
5.55%, 5/15/2034	175,000	175,508
5.75%, 2/15/2033	390,000	396,318
Series 20Y, 5.80%, 6/15/2038	390,000	387,570

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.95%, 5/15/2054	$160,000	$159,662
6.00%, 6/15/2048	250,000	248,632
6.05%, 12/1/2026	280,000	285,804
6.05%, 6/1/2041	250,000	251,505
6.10%, 12/1/2028 (a)	215,000	223,024
6.13%, 12/15/2045	149,000	149,922
6.25%, 4/15/2049	505,000	518,554
6.40%, 12/1/2030	309,000	325,958
6.50%, 2/1/2042	200,000	212,352
6.55%, 12/1/2033	375,000	401,857
6.63%, 10/15/2036	250,000	264,600
Enterprise Products Operating LLC:
3.13%, 7/31/2029 (a)	255,000	235,113
3.30%, 2/15/2053 (a)	200,000	142,066
3.70%, 2/15/2026	94,000	91,877
3.70%, 1/31/2051	150,000	115,944
3.95%, 1/31/2060	100,000	77,794
4.20%, 1/31/2050	243,000	205,325
4.45%, 2/15/2043	279,000	248,941
4.60%, 1/11/2027	250,000	248,550
4.80%, 2/1/2049	200,000	184,286
4.85%, 1/31/2034 (a)	200,000	197,028
4.85%, 3/15/2044	500,000	468,405
4.90%, 5/15/2046	133,000	124,036
4.95%, 10/15/2054	125,000	116,624
5.05%, 1/10/2026	75,000	74,963
5.10%, 2/15/2045	346,000	332,139
Series E, 3 mo. USD Term SOFR + 3.29%, 5.25%, 8/16/2077 (b)	250,000	237,547
5.35%, 1/31/2033 (a)	100,000	102,121
3 mo. USD Term SOFR + 2.83%, 5.38%, 2/15/2078 (b)	505,000	472,438
5.95%, 2/1/2041	254,000	269,029
6.13%, 10/15/2039	270,000	288,427
Series D, 6.88%, 3/1/2033	440,000	495,255
7.55%, 4/15/2038	80,000	95,826
Kinder Morgan Energy Partners LP:
4.70%, 11/1/2042	124,000	105,843
5.00%, 8/15/2042	150,000	133,506
5.50%, 3/1/2044	1,015,000	963,428
5.63%, 9/1/2041	100,000	96,175
6.38%, 3/1/2041	154,000	159,696
6.50%, 9/1/2039	92,000	95,860
Series MTN, 6.95%, 1/15/2038	247,000	270,334
7.30%, 8/15/2033	10,000	11,272
7.50%, 11/15/2040	73,000	82,832
Kinder Morgan, Inc.:
1.75%, 11/15/2026	45,000	41,315
2.00%, 2/15/2031	100,000	82,253
3.60%, 2/15/2051	126,000	88,011
5.00%, 2/1/2029	250,000	249,075
Security Description	Principal Amount	Value
5.05%, 2/15/2046	$85,000	$75,602
5.40%, 2/1/2034	250,000	248,937
5.45%, 8/1/2052 (a)	200,000	188,662
5.55%, 6/1/2045	520,000	496,231
Series GMTN, 7.75%, 1/15/2032	300,000	340,641
Series GMTN, 7.80%, 8/1/2031	300,000	340,575
MPLX LP:
4.00%, 3/15/2028	250,000	240,722
4.13%, 3/1/2027	300,000	292,419
4.50%, 4/15/2038	470,000	417,473
4.70%, 4/15/2048	381,000	325,237
4.80%, 2/15/2029 (a)	300,000	296,529
4.88%, 6/1/2025	300,000	297,549
4.95%, 9/1/2032	593,000	576,568
4.95%, 3/14/2052	100,000	87,853
5.00%, 3/1/2033	215,000	208,782
5.20%, 3/1/2047	654,000	598,757
5.20%, 12/1/2047	247,000	225,973
ONEOK, Inc.:
2.20%, 9/15/2025	50,000	47,750
3.10%, 3/15/2030	400,000	358,052
3.95%, 3/1/2050	275,000	205,488
4.25%, 9/15/2046	127,000	101,862
4.35%, 3/15/2029	285,000	276,276
4.45%, 9/1/2049	100,000	81,027
4.55%, 7/15/2028	100,000	98,137
4.95%, 7/13/2047	200,000	175,626
5.00%, 3/1/2026	139,000	138,251
5.15%, 10/15/2043 (a)	80,000	72,968
5.20%, 7/15/2048	50,000	45,851
5.55%, 11/1/2026	105,000	106,019
5.80%, 11/1/2030	250,000	257,652
5.85%, 1/15/2026	79,000	79,726
6.05%, 9/1/2033	85,000	88,736
6.63%, 9/1/2053	1,340,000	1,477,377
7.15%, 1/15/2051	159,000	178,932
Plains All American Pipeline LP/PAA Finance Corp.:
3.80%, 9/15/2030	253,000	231,976
4.65%, 10/15/2025	545,000	537,855
4.70%, 6/15/2044	295,000	250,284
4.90%, 2/15/2045	100,000	86,829
5.15%, 6/1/2042	100,000	90,320
6.65%, 1/15/2037	55,000	58,925
Sabine Pass Liquefaction LLC:
4.50%, 5/15/2030	382,000	367,270
5.88%, 6/30/2026	100,000	100,815
5.90%, 9/15/2037	1,018,000	1,055,065
Spectra Energy Partners LP:
3.38%, 10/15/2026	824,000	789,170
4.50%, 3/15/2045	100,000	84,662

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Targa Resources Corp.:
4.95%, 4/15/2052	$860,000	$753,343
5.20%, 7/1/2027	150,000	149,739
6.13%, 3/15/2033	419,000	437,306
6.15%, 3/1/2029	200,000	208,536
6.50%, 3/30/2034 (a)	200,000	215,110
6.50%, 2/15/2053	300,000	322,266
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.00%, 1/15/2028	285,000	280,614
5.50%, 3/1/2030	100,000	99,504
6.88%, 1/15/2029	198,000	203,564
Tennessee Gas Pipeline Co. LLC 7.63%, 4/1/2037	604,000	688,747
Texas Eastern Transmission LP 7.00%, 7/15/2032	140,000	155,390
TransCanada PipeLines Ltd.:
2.50%, 10/12/2031	85,000	70,699
4.63%, 3/1/2034	150,000	141,804
4.88%, 1/15/2026	226,000	224,468
5.00%, 10/16/2043	101,000	91,847
5.10%, 3/15/2049 (a)	200,000	185,988
5.85%, 3/15/2036	1,000,000	1,026,890
6.10%, 6/1/2040	444,000	459,034
6.20%, 3/9/2026	100,000	99,833
6.20%, 10/15/2037	60,000	62,736
Transcontinental Gas Pipe Line Co. LLC:
3.25%, 5/15/2030	156,000	141,264
4.00%, 3/15/2028	100,000	96,338
7.85%, 2/1/2026	1,526,000	1,582,889
Western Midstream Operating LP:
4.05%, 2/1/2030	100,000	93,148
5.25%, 2/1/2050	300,000	268,194
5.30%, 3/1/2048	500,000	435,760
5.45%, 4/1/2044	100,000	91,837
6.15%, 4/1/2033 (a)	745,000	763,774
6.35%, 1/15/2029	65,000	67,369
Williams Cos., Inc.:
2.60%, 3/15/2031	175,000	149,027
3.50%, 11/15/2030 (a)	422,000	383,746
3.50%, 10/15/2051	100,000	71,143
3.75%, 6/15/2027	100,000	96,223
4.90%, 3/15/2029	250,000	248,395
4.90%, 1/15/2045	150,000	134,100
5.10%, 9/15/2045	200,000	185,354
5.15%, 3/15/2034	250,000	247,825
5.30%, 8/15/2052 (a)	406,000	387,681
5.40%, 3/2/2026	115,000	115,371
5.65%, 3/15/2033 (a)	184,000	188,959
5.75%, 6/24/2044	244,000	242,924
Security Description	Principal Amount	Value
5.80%, 11/15/2043	$70,000	$69,756
8.75%, 3/15/2032	275,000	330,896
		47,044,560
REAL ESTATE — 0.1%
CBRE Services, Inc.:
2.50%, 4/1/2031	475,000	393,386
4.88%, 3/1/2026	351,000	347,409
5.50%, 4/1/2029	145,000	146,008
5.95%, 8/15/2034	85,000	87,210
Jones Lang LaSalle, Inc. 6.88%, 12/1/2028	200,000	211,680
		1,185,693
REAL ESTATE INVESTMENT TRUSTS — 3.7%
Agree LP:
2.00%, 6/15/2028	71,000	62,461
2.90%, 10/1/2030	86,000	74,079
Alexandria Real Estate Equities, Inc.:
1.88%, 2/1/2033	50,000	38,014
2.00%, 5/18/2032	125,000	98,039
2.75%, 12/15/2029	650,000	570,446
2.95%, 3/15/2034	40,000	32,908
3.00%, 5/18/2051	50,000	31,732
3.45%, 4/30/2025	86,000	84,148
3.55%, 3/15/2052	461,000	324,811
4.70%, 7/1/2030	506,000	491,169
4.75%, 4/15/2035	40,000	37,816
5.25%, 5/15/2036	115,000	112,781
5.63%, 5/15/2054	145,000	142,447
American Assets Trust LP 3.38%, 2/1/2031	40,000	32,689
American Homes 4 Rent LP:
2.38%, 7/15/2031	1,051,000	853,622
4.25%, 2/15/2028	91,000	87,470
American Tower Corp.:
1.30%, 9/15/2025 (a)	364,000	343,241
1.50%, 1/31/2028	134,000	116,940
1.60%, 4/15/2026	674,000	626,234
2.10%, 6/15/2030	200,000	166,204
2.70%, 4/15/2031	100,000	84,710
2.90%, 1/15/2030	50,000	44,015
2.95%, 1/15/2051	498,000	321,788
3.10%, 6/15/2050	316,000	210,336
3.80%, 8/15/2029	325,000	303,209
3.95%, 3/15/2029	804,000	759,957
4.00%, 6/1/2025 (a)	100,000	98,206
4.05%, 3/15/2032 (a)	452,000	414,240
4.40%, 2/15/2026	50,000	49,171
5.20%, 2/15/2029	100,000	100,019
5.25%, 7/15/2028	245,000	245,105
5.45%, 2/15/2034 (a)	100,000	100,276
5.50%, 3/15/2028	100,000	100,845
5.65%, 3/15/2033	49,000	49,773
5.80%, 11/15/2028 (a)	190,000	194,647

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
AvalonBay Communities, Inc.:
1.90%, 12/1/2028	$344,000	$301,850
Series MTN, 2.30%, 3/1/2030	100,000	86,579
Series GMTN, 2.95%, 5/11/2026	656,000	627,871
Series MTN, 3.30%, 6/1/2029	590,000	546,877
5.00%, 2/15/2033	30,000	29,723
5.30%, 12/7/2033	145,000	146,669
Boston Properties LP:
2.45%, 10/1/2033 (a)	390,000	293,611
2.55%, 4/1/2032	260,000	205,845
2.90%, 3/15/2030	137,000	117,416
3.25%, 1/30/2031	177,000	151,556
3.40%, 6/21/2029 (a)	663,000	594,936
4.50%, 12/1/2028	100,000	95,216
6.50%, 1/15/2034 (a)	300,000	311,487
Brixmor Operating Partnership LP:
2.50%, 8/16/2031 (a)	25,000	20,516
5.50%, 2/15/2034	420,000	414,746
Broadstone Net Lease LLC 2.60%, 9/15/2031	100,000	79,133
Camden Property Trust:
2.80%, 5/15/2030	252,000	223,532
3.15%, 7/1/2029	300,000	274,428
3.35%, 11/1/2049	200,000	143,096
4.10%, 10/15/2028 (a)	275,000	266,819
4.90%, 1/15/2034 (a)	250,000	243,197
5.85%, 11/3/2026	125,000	127,413
COPT Defense Properties LP:
2.00%, 1/15/2029 (a)	308,000	258,532
2.25%, 3/15/2026	500,000	470,305
Crown Castle, Inc.:
1.05%, 7/15/2026	170,000	154,613
REIT, 1.35%, 7/15/2025	298,000	282,999
2.25%, 1/15/2031	223,000	183,455
2.90%, 3/15/2027	150,000	140,388
2.90%, 4/1/2041	185,000	130,984
3.25%, 1/15/2051 (a)	810,000	554,558
3.65%, 9/1/2027	249,000	236,134
3.80%, 2/15/2028	258,000	244,401
4.30%, 2/15/2029	150,000	143,848
4.45%, 2/15/2026	411,000	404,214
4.75%, 5/15/2047	87,000	74,427
5.00%, 1/11/2028	135,000	133,651
5.60%, 6/1/2029	750,000	759,742
5.80%, 3/1/2034	500,000	511,875
CubeSmart LP:
2.00%, 2/15/2031	250,000	201,447
2.50%, 2/15/2032	100,000	81,747
3.13%, 9/1/2026	250,000	237,337
Digital Realty Trust LP:
3.60%, 7/1/2029	200,000	184,308
3.70%, 8/15/2027	81,000	77,411
Security Description	Principal Amount	Value
4.45%, 7/15/2028 (a)	$30,000	$29,061
5.55%, 1/15/2028	170,000	171,219
EPR Properties:
3.60%, 11/15/2031	165,000	137,912
3.75%, 8/15/2029 (a)	400,000	353,520
4.50%, 4/1/2025	100,000	98,536
4.50%, 6/1/2027	100,000	95,302
4.75%, 12/15/2026	50,000	48,413
Equinix, Inc.:
1.00%, 9/15/2025	846,000	791,374
1.25%, 7/15/2025	150,000	141,964
1.45%, 5/15/2026	113,000	103,983
1.80%, 7/15/2027 (a)	200,000	179,470
2.50%, 5/15/2031 (a)	565,000	471,600
2.90%, 11/18/2026	45,000	42,236
2.95%, 9/15/2051	75,000	48,176
ERP Operating LP:
2.50%, 2/15/2030	100,000	87,547
3.00%, 7/1/2029	125,000	113,701
3.38%, 6/1/2025	71,000	69,335
4.00%, 8/1/2047	80,000	62,488
4.50%, 7/1/2044	851,000	737,451
4.50%, 6/1/2045	150,000	128,923
Essex Portfolio LP:
2.65%, 9/1/2050	20,000	11,740
3.00%, 1/15/2030 (a)	100,000	88,712
3.50%, 4/1/2025	25,000	24,492
3.63%, 5/1/2027	35,000	33,342
4.00%, 3/1/2029	73,000	69,619
5.50%, 4/1/2034 (a)	270,000	270,186
Extra Space Storage LP:
2.20%, 10/15/2030	200,000	165,768
2.35%, 3/15/2032	300,000	240,066
2.40%, 10/15/2031	20,000	16,444
5.40%, 2/1/2034	492,000	489,171
5.70%, 4/1/2028	195,000	198,481
5.90%, 1/15/2031	160,000	165,602
Federal Realty OP LP 5.38%, 5/1/2028	100,000	100,138
GLP Capital LP/GLP Financing II, Inc.:
4.00%, 1/15/2030	150,000	136,897
5.25%, 6/1/2025	355,000	352,952
5.30%, 1/15/2029	306,000	301,202
5.38%, 4/15/2026	182,000	180,500
5.75%, 6/1/2028	306,000	306,548
6.75%, 12/1/2033	125,000	131,759
Healthcare Realty Holdings LP:
2.00%, 3/15/2031 (a)	90,000	71,630
3.50%, 8/1/2026	530,000	505,954
Healthpeak OP LLC:
3.00%, 1/15/2030	185,000	163,940
3.25%, 7/15/2026	100,000	95,675
3.50%, 7/15/2029	310,000	286,964
5.25%, 12/15/2032 (a)	275,000	272,981

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Highwoods Realty LP:
2.60%, 2/1/2031	$50,000	$39,476
3.05%, 2/15/2030	200,000	168,648
7.65%, 2/1/2034	378,000	412,553
Host Hotels & Resorts LP Series H, 3.38%, 12/15/2029	213,000	189,834
Invitation Homes Operating Partnership LP:
2.70%, 1/15/2034	25,000	19,911
4.15%, 4/15/2032	500,000	457,910
5.50%, 8/15/2033	295,000	293,900
Kilroy Realty LP:
3.05%, 2/15/2030	235,000	199,922
4.38%, 10/1/2025	500,000	489,535
6.25%, 1/15/2036 (a)	45,000	44,012
Kimco Realty OP LLC:
1.90%, 3/1/2028	170,000	150,341
3.20%, 4/1/2032 (a)	92,000	79,190
4.25%, 4/1/2045	100,000	79,800
6.40%, 3/1/2034	440,000	471,007
Kite Realty Group LP:
4.00%, 10/1/2026	1,000	953
5.50%, 3/1/2034	75,000	74,528
Kite Realty Group Trust 4.75%, 9/15/2030	50,000	47,883
LXP Industrial Trust:
2.38%, 10/1/2031	20,000	15,990
6.75%, 11/15/2028	250,000	260,867
Mid-America Apartments LP:
3.60%, 6/1/2027	160,000	153,758
3.95%, 3/15/2029 (a)	125,000	120,274
4.00%, 11/15/2025	100,000	98,042
5.00%, 3/15/2034	400,000	393,996
National Health Investors, Inc. 3.00%, 2/1/2031	200,000	164,138
NNN REIT, Inc.:
3.00%, 4/15/2052	80,000	51,523
3.50%, 4/15/2051	54,000	39,021
4.30%, 10/15/2028 (a)	200,000	193,432
Omega Healthcare Investors, Inc.:
3.25%, 4/15/2033	230,000	186,378
3.63%, 10/1/2029	106,000	94,538
4.50%, 4/1/2027	54,000	52,257
5.25%, 1/15/2026	150,000	149,040
Piedmont Operating Partnership LP:
3.15%, 8/15/2030 (a)	45,000	35,289
9.25%, 7/20/2028	185,000	197,068
Prologis LP:
1.75%, 2/1/2031	150,000	122,867
2.13%, 10/15/2050	175,000	97,412
2.25%, 4/15/2030	616,000	533,684
2.25%, 1/15/2032	25,000	20,647
2.88%, 11/15/2029	115,000	103,921
Security Description	Principal Amount	Value
3.00%, 4/15/2050	$100,000	$68,936
3.38%, 12/15/2027 (a)	113,000	107,301
3.88%, 9/15/2028	256,000	246,362
4.75%, 6/15/2033	150,000	146,938
5.00%, 3/15/2034	135,000	134,351
5.13%, 1/15/2034	110,000	110,592
5.25%, 6/15/2053	225,000	221,206
5.25%, 3/15/2054	70,000	68,763
Public Storage Operating Co.:
0.88%, 2/15/2026	100,000	92,453
1.85%, 5/1/2028	198,000	176,374
2.25%, 11/9/2031	249,000	206,635
2.30%, 5/1/2031	100,000	84,529
3.39%, 5/1/2029	186,000	174,368
5.10%, 8/1/2033	50,000	50,239
5.35%, 8/1/2053 (a)	230,000	230,973
Rayonier LP 2.75%, 5/17/2031	600,000	495,516
Realty Income Corp.:
0.75%, 3/15/2026	25,000	22,935
2.20%, 6/15/2028	27,000	24,126
2.85%, 12/15/2032	25,000	20,804
3.00%, 1/15/2027	390,000	368,780
3.25%, 6/15/2029	100,000	92,228
3.25%, 1/15/2031	530,000	473,046
3.40%, 1/15/2028	425,000	401,145
3.40%, 1/15/2030	119,000	108,543
3.95%, 8/15/2027	119,000	115,373
4.00%, 7/15/2029	469,000	445,883
4.13%, 10/15/2026	200,000	195,386
4.75%, 2/15/2029 (a)	200,000	197,718
4.85%, 3/15/2030	115,000	113,783
4.88%, 6/1/2026	100,000	99,346
4.90%, 7/15/2033	220,000	212,291
5.13%, 2/15/2034	200,000	196,392
5.63%, 10/13/2032	115,000	117,481
Regency Centers LP:
2.95%, 9/15/2029	500,000	447,300
4.65%, 3/15/2049	65,000	55,932
5.25%, 1/15/2034	125,000	124,433
Retail Opportunity Investments Partnership LP 6.75%, 10/15/2028 (a)	100,000	103,602
Sabra Health Care LP:
3.90%, 10/15/2029	130,000	117,316
5.13%, 8/15/2026	200,000	198,344
Safehold GL Holdings LLC:
2.80%, 6/15/2031	100,000	82,291
6.10%, 4/1/2034	125,000	124,201
Simon Property Group LP:
2.20%, 2/1/2031 (a)	600,000	498,744
2.25%, 1/15/2032	150,000	122,666
2.45%, 9/13/2029	393,000	346,040
3.25%, 11/30/2026	51,000	48,764
3.25%, 9/13/2049	163,000	113,950

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.30%, 1/15/2026	$211,000	$204,100
3.38%, 12/1/2027	590,000	559,131
3.80%, 7/15/2050	254,000	194,292
4.75%, 3/15/2042	131,000	118,923
5.50%, 3/8/2033	253,000	257,832
5.85%, 3/8/2053	125,000	128,756
6.25%, 1/15/2034 (a)	275,000	294,170
6.65%, 1/15/2054	200,000	228,824
6.75%, 2/1/2040	100,000	111,521
Store Capital LLC:
2.70%, 12/1/2031	100,000	78,723
4.50%, 3/15/2028 (a)	100,000	94,681
Sun Communities Operating LP:
2.70%, 7/15/2031	233,000	192,083
4.20%, 4/15/2032	127,000	114,125
5.50%, 1/15/2029	200,000	199,666
5.70%, 1/15/2033	170,000	168,614
UDR, Inc.:
3.00%, 8/15/2031	300,000	260,625
Series MTN, 3.20%, 1/15/2030	181,000	164,084
Ventas Realty LP:
3.25%, 10/15/2026	40,000	37,871
4.40%, 1/15/2029	50,000	48,133
4.75%, 11/15/2030	73,000	70,531
4.88%, 4/15/2049	100,000	85,500
5.70%, 9/30/2043	100,000	95,701
VICI Properties LP:
4.38%, 5/15/2025	335,000	329,653
4.75%, 2/15/2028	100,000	97,597
4.95%, 2/15/2030	250,000	241,897
5.13%, 5/15/2032	716,000	684,969
5.63%, 5/15/2052	130,000	120,440
5.75%, 4/1/2034	90,000	89,141
6.13%, 4/1/2054	125,000	122,919
Welltower OP LLC:
2.05%, 1/15/2029	120,000	104,639
2.80%, 6/1/2031	200,000	171,666
3.10%, 1/15/2030	281,000	253,024
4.00%, 6/1/2025	66,000	64,885
4.13%, 3/15/2029	290,000	277,600
4.25%, 4/15/2028	362,000	351,278
4.95%, 9/1/2048	64,000	59,137
6.50%, 3/15/2041 (a)	398,000	434,321
Weyerhaeuser Co.:
4.00%, 4/15/2030	236,000	222,911
4.75%, 5/15/2026 (a)	390,000	386,385
7.38%, 3/15/2032	200,000	227,726
WP Carey, Inc.:
2.25%, 4/1/2033	100,000	77,628
2.40%, 2/1/2031	80,000	66,479
3.85%, 7/15/2029	490,000	457,302
		49,822,821
Security Description	Principal Amount	Value
RETAIL — 2.6%
AutoNation, Inc.:
2.40%, 8/1/2031 (a)	$359,000	$289,401
3.85%, 3/1/2032 (a)	485,000	431,296
AutoZone, Inc.:
1.65%, 1/15/2031	50,000	40,366
3.13%, 4/21/2026	66,000	63,499
3.25%, 4/15/2025	125,000	122,101
4.00%, 4/15/2030 (a)	375,000	355,972
5.05%, 7/15/2026	150,000	150,283
5.20%, 8/1/2033	200,000	200,318
6.25%, 11/1/2028	175,000	183,568
6.55%, 11/1/2033	195,000	213,484
Costco Wholesale Corp.:
1.38%, 6/20/2027	162,000	146,573
1.60%, 4/20/2030	500,000	421,110
Darden Restaurants, Inc.:
3.85%, 5/1/2027	50,000	48,088
4.55%, 2/15/2048	50,000	41,285
6.30%, 10/10/2033 (a)	115,000	120,103
Dick's Sporting Goods, Inc. 4.10%, 1/15/2052	200,000	145,034
Dollar General Corp.:
3.50%, 4/3/2030	132,000	120,663
5.00%, 11/1/2032	101,000	99,679
5.20%, 7/5/2028	50,000	50,293
5.45%, 7/5/2033 (a)	1,000,000	1,003,490
Dollar Tree, Inc. 4.00%, 5/15/2025	664,000	652,998
Genuine Parts Co.:
2.75%, 2/1/2032	50,000	41,565
6.88%, 11/1/2033	250,000	276,200
Home Depot, Inc.:
0.90%, 3/15/2028 (a)	93,000	80,867
1.88%, 9/15/2031	100,000	81,677
2.13%, 9/15/2026	348,000	326,302
2.38%, 3/15/2051	185,000	109,659
2.50%, 4/15/2027	300,000	281,208
2.70%, 4/15/2030	200,000	178,216
2.75%, 9/15/2051	161,000	103,618
2.95%, 6/15/2029	300,000	275,838
3.13%, 12/15/2049	340,000	237,725
3.25%, 4/15/2032	327,000	292,377
3.30%, 4/15/2040	100,000	79,603
3.35%, 9/15/2025	300,000	293,376
3.35%, 4/15/2050	317,000	231,901
3.63%, 4/15/2052	693,000	529,383
3.90%, 12/6/2028 (a)	375,000	364,331
3.90%, 6/15/2047	545,000	446,099
4.00%, 9/15/2025	80,000	78,861
4.25%, 4/1/2046	260,000	224,877
4.40%, 3/15/2045	403,000	357,945
4.50%, 9/15/2032 (a)	60,000	58,885
4.88%, 2/15/2044	443,000	420,744
4.90%, 4/15/2029	205,000	207,181

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.95%, 9/30/2026	$240,000	$240,367
4.95%, 9/15/2052 (a)	560,000	533,876
5.88%, 12/16/2036	1,226,000	1,315,645
5.95%, 4/1/2041	215,000	231,110
Lowe's Cos., Inc.:
1.30%, 4/15/2028 (a)	250,000	218,092
2.63%, 4/1/2031	200,000	172,124
3.35%, 4/1/2027	200,000	191,140
3.38%, 9/15/2025	300,000	292,338
3.50%, 4/1/2051	50,000	35,831
3.65%, 4/5/2029 (a)	530,000	502,721
3.70%, 4/15/2046	500,000	382,875
3.75%, 4/1/2032	200,000	183,682
4.00%, 4/15/2025	65,000	64,119
4.05%, 5/3/2047	140,000	112,776
4.25%, 4/1/2052	200,000	163,826
4.40%, 9/8/2025	30,000	29,638
4.45%, 4/1/2062 (a)	485,000	396,129
4.50%, 4/15/2030	551,000	539,137
4.80%, 4/1/2026	75,000	74,571
5.00%, 4/15/2033	85,000	84,690
5.15%, 7/1/2033 (a)	140,000	140,967
5.63%, 4/15/2053	718,000	723,837
5.80%, 9/15/2062	500,000	511,855
5.85%, 4/1/2063	931,000	960,410
6.50%, 3/15/2029	100,000	107,392
McDonald's Corp.:
Series MTN, 2.13%, 3/1/2030	152,000	130,782
Series MTN, 3.38%, 5/26/2025	250,000	244,767
Series MTN, 3.63%, 5/1/2043	807,000	639,612
Series MTN, 3.63%, 9/1/2049	150,000	114,145
Series MTN, 3.70%, 1/30/2026	345,000	337,724
Series MTN, 3.80%, 4/1/2028	300,000	289,431
Series MTN, 4.20%, 4/1/2050	39,000	32,602
Series MTN, 4.45%, 3/1/2047	100,000	87,425
Series MTN, 4.45%, 9/1/2048	171,000	150,244
Series MTN, 4.60%, 9/9/2032	70,000	68,889
Series MTN, 4.60%, 5/26/2045	100,000	89,908
Series MTN, 4.88%, 7/15/2040 (a)	220,000	210,681
Series MTN, 4.88%, 12/9/2045	545,000	508,027
4.95%, 8/14/2033 (a)	200,000	200,162
5.45%, 8/14/2053 (a)	200,000	202,458
Security Description	Principal Amount	Value
Series MTN, 5.70%, 2/1/2039	$176,000	$183,748
Series MTN, 6.30%, 3/1/2038	266,000	292,613
O'Reilly Automotive, Inc.:
3.90%, 6/1/2029 (a)	580,000	555,402
4.20%, 4/1/2030	241,000	230,319
4.70%, 6/15/2032 (a)	25,000	24,438
5.75%, 11/20/2026	100,000	101,648
Ross Stores, Inc. 4.60%, 4/15/2025	119,000	117,881
Starbucks Corp.:
2.00%, 3/12/2027	100,000	92,208
2.25%, 3/12/2030	375,000	323,666
2.45%, 6/15/2026	250,000	236,457
2.55%, 11/15/2030	263,000	228,037
3.00%, 2/14/2032 (a)	245,000	214,387
3.35%, 3/12/2050	174,000	124,363
3.50%, 11/15/2050	100,000	74,202
4.00%, 11/15/2028 (a)	250,000	242,645
4.30%, 6/15/2045	664,000	572,839
4.50%, 11/15/2048 (a)	183,000	160,363
4.75%, 2/15/2026	100,000	99,421
4.80%, 2/15/2033	55,000	54,469
4.85%, 2/8/2027	200,000	199,626
4.90%, 2/15/2031	200,000	199,184
5.00%, 2/15/2034	200,000	198,270
Target Corp.:
2.25%, 4/15/2025	375,000	364,582
2.35%, 2/15/2030	676,000	594,812
2.65%, 9/15/2030	325,000	287,420
2.95%, 1/15/2052 (a)	360,000	244,400
3.38%, 4/15/2029 (a)	100,000	94,432
4.00%, 7/1/2042 (a)	160,000	139,666
4.40%, 1/15/2033	135,000	131,377
4.50%, 9/15/2032 (a)	150,000	146,988
4.80%, 1/15/2053 (a)	179,000	168,194
6.35%, 11/1/2032	100,000	110,179
6.50%, 10/15/2037	140,000	158,154
TJX Cos., Inc. 2.25%, 9/15/2026 (a)	155,000	146,049
Tractor Supply Co. 5.25%, 5/15/2033	310,000	311,813
Walmart, Inc.:
1.50%, 9/22/2028 (a)	324,000	286,316
1.80%, 9/22/2031	553,000	459,593
2.38%, 9/24/2029	55,000	49,501
2.50%, 9/22/2041	330,000	237,046
2.65%, 9/22/2051 (a)	300,000	198,186
3.25%, 7/8/2029 (a)	519,000	492,292
3.55%, 6/26/2025	100,000	98,350
3.70%, 6/26/2028 (a)	50,000	48,722
3.90%, 9/9/2025	360,000	354,910
3.95%, 9/9/2027 (a)	161,000	158,173
4.00%, 4/15/2026 (a)	200,000	197,422
4.00%, 4/15/2030 (a)	100,000	97,651

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.05%, 6/29/2048	$475,000	$412,675
4.10%, 4/15/2033 (a)	160,000	154,067
4.15%, 9/9/2032 (a)	95,000	92,542
4.50%, 9/9/2052	900,000	833,310
4.50%, 4/15/2053	249,000	230,146
5.25%, 9/1/2035 (a)	375,000	393,510
5.63%, 4/1/2040 (a)	150,000	161,409
7.55%, 2/15/2030	118,000	137,297
		34,511,417
SEMICONDUCTORS — 2.3%
Analog Devices, Inc.:
1.70%, 10/1/2028	155,000	136,290
2.10%, 10/1/2031	200,000	165,926
2.80%, 10/1/2041	100,000	72,570
2.95%, 10/1/2051 (a)	320,000	217,194
3.45%, 6/15/2027	35,000	33,469
3.50%, 12/5/2026	328,000	316,927
Applied Materials, Inc.:
1.75%, 6/1/2030	709,000	597,652
3.30%, 4/1/2027	50,000	48,066
4.35%, 4/1/2047	210,000	189,118
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.50%, 1/15/2028	184,000	174,160
Broadcom, Inc.:
1.95%, 2/15/2028 (d)	100,000	89,227
2.45%, 2/15/2031 (d)	775,000	652,906
2.60%, 2/15/2033 (d)	100,000	81,119
3.14%, 11/15/2035 (d)	637,000	514,919
3.15%, 11/15/2025	300,000	290,286
3.42%, 4/15/2033 (d)	540,000	467,483
3.47%, 4/15/2034 (d)	392,000	336,109
3.50%, 2/15/2041 (d)	486,000	377,369
3.75%, 2/15/2051 (d)	100,000	75,740
4.00%, 4/15/2029 (d)	135,000	128,670
4.11%, 9/15/2028 (a)	200,000	193,174
4.15%, 11/15/2030	937,000	886,430
4.15%, 4/15/2032 (d)	459,000	425,374
4.75%, 4/15/2029	225,000	222,151
4.93%, 5/15/2037 (d)	1,572,000	1,490,901
5.00%, 4/15/2030	150,000	150,623
Intel Corp.:
1.60%, 8/12/2028	120,000	105,281
2.45%, 11/15/2029	592,000	524,542
3.05%, 8/12/2051	291,000	196,224
3.10%, 2/15/2060	210,000	135,765
3.15%, 5/11/2027	115,000	109,285
3.20%, 8/12/2061	100,000	65,339
3.25%, 11/15/2049	35,000	24,685
3.70%, 7/29/2025	263,000	257,835
3.73%, 12/8/2047	611,000	474,124
3.75%, 3/25/2027	250,000	242,740
3.75%, 8/5/2027	50,000	48,342
3.90%, 3/25/2030	490,000	466,529
4.10%, 5/19/2046	190,000	160,324
Security Description	Principal Amount	Value
4.15%, 8/5/2032	$315,000	$299,058
4.25%, 12/15/2042	197,000	172,278
4.60%, 3/25/2040	145,000	136,232
4.75%, 3/25/2050	1,810,000	1,635,045
4.80%, 10/1/2041	600,000	567,534
4.88%, 2/10/2026	200,000	199,462
4.88%, 2/10/2028	350,000	351,064
4.90%, 8/5/2052	355,000	331,250
5.00%, 2/21/2031	125,000	125,170
5.05%, 8/5/2062	50,000	47,046
5.13%, 2/10/2030 (a)	75,000	76,161
5.15%, 2/21/2034 (a)	145,000	145,407
5.20%, 2/10/2033	435,000	441,081
5.60%, 2/21/2054 (a)	250,000	254,822
5.63%, 2/10/2043	200,000	206,878
5.70%, 2/10/2053 (a)	428,000	442,971
5.90%, 2/10/2063	302,000	319,912
KLA Corp.:
3.30%, 3/1/2050	50,000	36,618
4.10%, 3/15/2029 (a)	350,000	342,006
4.65%, 7/15/2032	140,000	137,803
4.70%, 2/1/2034	250,000	246,367
4.95%, 7/15/2052	165,000	159,149
5.25%, 7/15/2062	330,000	326,548
Lam Research Corp.:
1.90%, 6/15/2030	118,000	99,824
2.88%, 6/15/2050 (a)	100,000	68,310
3.75%, 3/15/2026 (a)	867,000	847,215
Marvell Technology, Inc.:
1.65%, 4/15/2026	50,000	46,532
2.95%, 4/15/2031 (a)	100,000	86,401
4.88%, 6/22/2028 (a)	100,000	98,750
5.95%, 9/15/2033 (a)	180,000	186,559
Microchip Technology, Inc.:
4.25%, 9/1/2025	200,000	196,864
5.05%, 3/15/2029	90,000	90,072
Micron Technology, Inc.:
4.66%, 2/15/2030	125,000	122,186
4.98%, 2/6/2026	100,000	99,482
5.30%, 1/15/2031	55,000	55,352
5.33%, 2/6/2029	140,000	141,268
5.38%, 4/15/2028	100,000	100,975
5.88%, 9/15/2033 (a)	161,000	166,817
6.75%, 11/1/2029	655,000	702,972
NVIDIA Corp.:
3.20%, 9/16/2026	350,000	337,981
3.50%, 4/1/2040	1,215,000	1,030,296
NXP BV/NXP Funding LLC 5.55%, 12/1/2028	675,000	685,759
NXP BV/NXP Funding LLC/NXP USA, Inc.:
2.50%, 5/11/2031	355,000	297,206
2.65%, 2/15/2032	597,000	495,558
2.70%, 5/1/2025	225,000	218,437
3.25%, 5/11/2041	324,000	240,278

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.88%, 6/18/2026	$150,000	$145,617
4.30%, 6/18/2029 (a)	215,000	207,131
4.40%, 6/1/2027	175,000	171,666
QUALCOMM, Inc.:
2.15%, 5/20/2030	400,000	347,480
3.25%, 5/20/2027	350,000	335,468
3.45%, 5/20/2025	100,000	98,154
4.25%, 5/20/2032 (a)	15,000	14,454
4.50%, 5/20/2052	216,000	193,864
4.65%, 5/20/2035	250,000	247,962
4.80%, 5/20/2045	256,000	245,197
5.40%, 5/20/2033 (a)	100,000	104,912
6.00%, 5/20/2053 (a)	300,000	335,844
Skyworks Solutions, Inc. 1.80%, 6/1/2026	460,000	426,908
Texas Instruments, Inc.:
1.75%, 5/4/2030	100,000	84,465
2.25%, 9/4/2029	354,000	313,524
3.88%, 3/15/2039 (a)	100,000	89,490
4.15%, 5/15/2048	200,000	172,636
4.60%, 2/8/2029	90,000	90,166
4.85%, 2/8/2034	85,000	85,414
4.90%, 3/14/2033	200,000	202,124
5.05%, 5/18/2063 (a)	945,000	919,561
5.15%, 2/8/2054	75,000	75,197
TSMC Arizona Corp.:
1.75%, 10/25/2026	448,000	412,648
2.50%, 10/25/2031	440,000	376,319
3.13%, 10/25/2041	25,000	20,016
3.25%, 10/25/2051 (a)	75,000	57,451
3.88%, 4/22/2027	155,000	150,403
Xilinx, Inc. 2.38%, 6/1/2030	250,000	217,122
		30,701,017
SHIPBUILDING — 0.0% (c)
Huntington Ingalls Industries, Inc.:
2.04%, 8/16/2028	100,000	87,394
3.84%, 5/1/2025	64,000	62,764
4.20%, 5/1/2030	361,000	338,705
		488,863
SOFTWARE — 2.4%
Autodesk, Inc.:
2.85%, 1/15/2030	23,000	20,558
4.38%, 6/15/2025	50,000	49,507
Broadridge Financial Solutions, Inc. 2.90%, 12/1/2029	185,000	164,132
Concentrix Corp.:
6.60%, 8/2/2028 (a)	200,000	202,284
6.65%, 8/2/2026	425,000	428,226
6.85%, 8/2/2033 (a)	250,000	248,230
Security Description	Principal Amount	Value
Fidelity National Information Services, Inc.:
1.15%, 3/1/2026	$330,000	$305,471
3.10%, 3/1/2041	944,000	688,516
5.10%, 7/15/2032 (a)	100,000	100,047
Fiserv, Inc.:
3.50%, 7/1/2029	580,000	540,090
3.85%, 6/1/2025	13,000	12,752
4.20%, 10/1/2028	500,000	482,660
4.40%, 7/1/2049	502,000	426,072
5.15%, 3/15/2027	350,000	351,120
5.35%, 3/15/2031	400,000	404,484
5.45%, 3/2/2028	180,000	182,290
5.45%, 3/15/2034	400,000	405,236
5.63%, 8/21/2033	200,000	204,262
Intuit, Inc.:
0.95%, 7/15/2025	225,000	213,239
1.65%, 7/15/2030	100,000	82,621
5.13%, 9/15/2028	400,000	407,272
5.20%, 9/15/2033	140,000	142,552
5.25%, 9/15/2026	200,000	201,842
Microsoft Corp.:
1.35%, 9/15/2030 (a) (d)	600,000	494,970
2.40%, 8/8/2026	825,000	783,016
2.53%, 6/1/2050	1,200,000	790,200
2.68%, 6/1/2060	438,000	282,125
2.92%, 3/17/2052	1,515,000	1,071,256
3.04%, 3/17/2062	897,000	625,801
3.13%, 11/3/2025	1,000,000	974,570
3.30%, 2/6/2027	700,000	678,552
3.40%, 9/15/2026 (d)	450,000	435,843
3.40%, 6/15/2027 (d)	200,000	192,694
3.50%, 2/12/2035 (a)	150,000	138,116
3.70%, 8/8/2046	350,000	297,948
3.95%, 8/8/2056	100,000	84,816
4.20%, 11/3/2035	150,000	146,792
4.25%, 2/6/2047 (a)	200,000	187,874
4.45%, 11/3/2045	100,000	96,340
4.50%, 6/15/2047 (d)	235,000	222,547
4.50%, 2/6/2057	200,000	191,006
5.20%, 6/1/2039	50,000	53,410
Oracle Corp.:
2.30%, 3/25/2028	505,000	455,929
2.50%, 4/1/2025	1,169,000	1,134,000
2.65%, 7/15/2026	986,000	933,446
2.88%, 3/25/2031	375,000	326,145
2.95%, 5/15/2025	429,000	417,777
2.95%, 4/1/2030	538,000	478,911
3.25%, 11/15/2027	384,000	361,586
3.60%, 4/1/2040	710,000	559,870
3.60%, 4/1/2050	337,000	243,280
3.65%, 3/25/2041	450,000	353,277
3.80%, 11/15/2037	482,000	404,215
3.85%, 7/15/2036	520,000	444,538
3.90%, 5/15/2035	175,000	153,641

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.95%, 3/25/2051 (a)	$173,000	$131,760
4.00%, 7/15/2046	557,000	438,821
4.00%, 11/15/2047	300,000	234,297
4.10%, 3/25/2061	815,000	610,182
4.13%, 5/15/2045	354,000	285,866
4.30%, 7/8/2034	250,000	230,618
4.38%, 5/15/2055	275,000	221,287
4.50%, 5/6/2028 (a)	90,000	88,688
4.90%, 2/6/2033	290,000	283,872
5.38%, 7/15/2040	1,310,000	1,271,538
5.55%, 2/6/2053	1,177,000	1,149,788
6.13%, 7/8/2039	488,000	511,082
6.25%, 11/9/2032 (a)	275,000	294,377
6.90%, 11/9/2052	346,000	398,128
Roper Technologies, Inc.:
1.00%, 9/15/2025	5,000	4,703
1.40%, 9/15/2027	150,000	133,049
1.75%, 2/15/2031	343,000	276,455
2.95%, 9/15/2029	200,000	180,160
3.80%, 12/15/2026	510,000	494,363
3.85%, 12/15/2025	100,000	97,865
4.20%, 9/15/2028 (a)	295,000	286,581
Salesforce, Inc.:
1.50%, 7/15/2028	250,000	220,003
1.95%, 7/15/2031	480,000	398,645
2.70%, 7/15/2041	180,000	130,284
2.90%, 7/15/2051	737,000	497,114
3.05%, 7/15/2061	201,000	130,966
3.70%, 4/11/2028 (a)	121,000	117,400
ServiceNow, Inc. 1.40%, 9/1/2030	300,000	242,712
Take-Two Interactive Software, Inc.:
4.95%, 3/28/2028	350,000	348,744
5.00%, 3/28/2026	600,000	597,054
VMware LLC:
1.40%, 8/15/2026	315,000	287,705
1.80%, 8/15/2028	141,000	122,887
2.20%, 8/15/2031	155,000	126,083
4.50%, 5/15/2025	300,000	297,099
4.70%, 5/15/2030 (a)	450,000	438,192
Workday, Inc.:
3.70%, 4/1/2029	104,000	98,077
3.80%, 4/1/2032 (a)	160,000	145,677
		32,100,076
TELECOMMUNICATIONS — 4.2%
America Movil SAB de CV:
2.88%, 5/7/2030	252,000	222,541
3.63%, 4/22/2029	250,000	233,623
4.70%, 7/21/2032	305,000	294,532
6.13%, 3/30/2040	400,000	422,308
AT&T, Inc.:
1.65%, 2/1/2028	300,000	265,743
1.70%, 3/25/2026	1,506,000	1,408,020
2.25%, 2/1/2032 (a)	1,060,000	861,716
Security Description	Principal Amount	Value
2.55%, 12/1/2033	$1,125,000	$901,935
3.50%, 6/1/2041	691,000	538,966
3.50%, 9/15/2053	1,417,000	1,001,068
3.50%, 2/1/2061 (a)	100,000	68,539
3.55%, 9/15/2055	1,277,000	892,240
3.65%, 6/1/2051	1,060,000	776,938
3.65%, 9/15/2059	72,000	50,156
3.80%, 2/15/2027	250,000	242,075
3.80%, 12/1/2057	1,101,000	796,728
3.85%, 6/1/2060	844,000	610,702
4.30%, 2/15/2030	2,164,000	2,077,721
4.30%, 12/15/2042 (a)	425,000	365,521
4.35%, 3/1/2029	500,000	487,325
4.35%, 6/15/2045 (a)	150,000	127,913
4.50%, 5/15/2035	100,000	93,260
4.50%, 3/9/2048	325,000	276,614
4.55%, 3/9/2049	200,000	171,510
4.65%, 6/1/2044	72,000	63,412
4.75%, 5/15/2046	450,000	402,970
4.80%, 6/15/2044	46,000	41,362
4.85%, 3/1/2039 (a)	400,000	373,480
5.15%, 11/15/2046	175,000	165,407
5.25%, 3/1/2037	175,000	172,326
5.35%, 9/1/2040	200,000	195,722
5.40%, 2/15/2034	1,000,000	1,012,900
5.54%, 2/20/2026	100,000	99,996
6.30%, 1/15/2038	50,000	53,471
Bell Telephone Co. of Canada or Bell Canada:
Series US-4, 3.65%, 3/17/2051	60,000	45,130
4.30%, 7/29/2049	161,000	134,815
4.46%, 4/1/2048	211,000	181,850
5.10%, 5/11/2033	300,000	297,900
5.20%, 2/15/2034 (a)	350,000	346,847
5.55%, 2/15/2054	350,000	349,251
British Telecommunications PLC 9.63%, 12/15/2030	417,000	511,438
Cisco Systems, Inc.:
2.95%, 2/28/2026	100,000	96,528
4.80%, 2/26/2027	220,000	220,440
4.85%, 2/26/2029	175,000	176,358
4.95%, 2/26/2031	250,000	252,145
5.05%, 2/26/2034	450,000	455,850
5.30%, 2/26/2054	350,000	359,397
5.35%, 2/26/2064	350,000	358,624
5.50%, 1/15/2040	972,000	1,024,721
5.90%, 2/15/2039	356,000	387,278
Corning, Inc.:
4.75%, 3/15/2042	950,000	855,541
5.45%, 11/15/2079 (a)	206,000	195,204
Deutsche Telekom International Finance BV:
8.75%, 6/15/2030	365,000	431,543
9.25%, 6/1/2032	175,000	221,356

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Juniper Networks, Inc. 2.00%, 12/10/2030	$80,000	$65,030
KT Corp. 4.00%, 8/8/2025 (d)	250,000	245,430
Motorola Solutions, Inc.:
2.75%, 5/24/2031	100,000	84,794
5.00%, 4/15/2029	125,000	124,461
5.40%, 4/15/2034	115,000	114,780
5.50%, 9/1/2044 (a)	167,000	164,528
5.60%, 6/1/2032	253,000	256,620
Nokia OYJ 6.63%, 5/15/2039	575,000	560,642
Orange SA 9.00%, 3/1/2031	400,000	485,148
Rogers Communications, Inc.:
3.20%, 3/15/2027	1,172,000	1,113,130
3.63%, 12/15/2025	425,000	412,717
4.30%, 2/15/2048	133,000	108,746
4.35%, 5/1/2049	50,000	41,004
4.50%, 3/15/2042	140,000	121,619
4.55%, 3/15/2052	200,000	168,598
5.00%, 3/15/2044 (a)	200,000	183,192
7.50%, 8/15/2038	35,000	40,716
Sprint Capital Corp.:
6.88%, 11/15/2028 (a)	250,000	266,123
8.75%, 3/15/2032	750,000	908,707
Sprint LLC 7.63%, 3/1/2026	239,000	246,806
Telefonica Emisiones SA:
4.10%, 3/8/2027	362,000	352,208
4.90%, 3/6/2048	434,000	381,482
5.21%, 3/8/2047	211,000	194,213
5.52%, 3/1/2049	439,000	421,436
7.05%, 6/20/2036	100,000	111,874
Telefonica Europe BV 8.25%, 9/15/2030	825,000	943,437
TELUS Corp.:
2.80%, 2/16/2027	68,000	63,853
4.60%, 11/16/2048 (a)	50,000	43,574
T-Mobile USA, Inc.:
2.25%, 2/15/2026	1,204,000	1,139,141
2.25%, 11/15/2031	100,000	82,091
2.55%, 2/15/2031	305,000	259,723
2.63%, 4/15/2026	386,000	366,681
3.00%, 2/15/2041	180,000	132,565
3.38%, 4/15/2029	200,000	185,102
3.40%, 10/15/2052	200,000	141,466
3.50%, 4/15/2025	577,000	565,685
3.50%, 4/15/2031	1,480,000	1,337,017
3.60%, 11/15/2060	250,000	175,313
3.75%, 4/15/2027	775,000	746,278
3.88%, 4/15/2030	1,116,000	1,046,116
4.38%, 4/15/2040	476,000	424,002
4.50%, 4/15/2050 (a)	476,000	412,235
4.75%, 2/1/2028 (a)	200,000	197,384
4.85%, 1/15/2029 (a)	240,000	238,346
Security Description	Principal Amount	Value
4.95%, 3/15/2028	$45,000	$44,918
5.05%, 7/15/2033	300,000	296,679
5.15%, 4/15/2034	115,000	114,600
5.20%, 1/15/2033 (a)	943,000	944,037
5.50%, 1/15/2055 (a)	400,000	399,500
5.65%, 1/15/2053	498,000	507,965
5.75%, 1/15/2034	195,000	203,186
5.75%, 1/15/2054	240,000	248,155
5.80%, 9/15/2062 (a)	350,000	361,931
6.00%, 6/15/2054	275,000	293,909
Verizon Communications, Inc.:
0.85%, 11/20/2025	552,000	514,530
1.45%, 3/20/2026	630,000	587,576
1.68%, 10/30/2030	584,000	476,083
1.75%, 1/20/2031	300,000	243,549
2.10%, 3/22/2028	1,525,000	1,373,491
2.36%, 3/15/2032	350,000	287,606
2.55%, 3/21/2031	1,000,000	854,350
2.63%, 8/15/2026	350,000	331,660
2.65%, 11/20/2040	1,000	705
2.85%, 9/3/2041	135,000	97,203
2.99%, 10/30/2056	486,000	310,787
3.00%, 3/22/2027	200,000	189,580
3.00%, 11/20/2060	637,000	397,125
3.15%, 3/22/2030	91,000	82,342
3.40%, 3/22/2041	275,000	214,767
3.55%, 3/22/2051	1,292,000	958,302
3.70%, 3/22/2061	1,545,000	1,130,152
3.88%, 3/1/2052 (a)	250,000	196,775
4.00%, 3/22/2050	345,000	279,033
4.13%, 3/16/2027	1,070,000	1,046,706
4.13%, 8/15/2046	23,000	19,316
4.27%, 1/15/2036	300,000	275,712
4.33%, 9/21/2028	338,000	330,581
4.40%, 11/1/2034	150,000	141,456
4.50%, 8/10/2033	150,000	143,490
4.52%, 9/15/2048	400,000	355,524
4.81%, 3/15/2039	155,000	146,427
4.86%, 8/21/2046 (a)	1,340,000	1,257,858
5.05%, 5/9/2033	200,000	200,000
5.50%, 2/23/2054	350,000	353,559
6.55%, 9/15/2043	172,000	193,875
7.75%, 12/1/2030	158,000	182,021
Vodafone Group PLC:
4.38%, 2/19/2043	220,000	190,142
4.88%, 6/19/2049	120,000	107,399
5.13%, 6/19/2059	100,000	91,426
5.63%, 2/10/2053	621,000	616,243
5.75%, 2/10/2063	100,000	100,903
6.15%, 2/27/2037 (a)	550,000	587,515
		56,625,618
TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc.:
3.55%, 11/19/2026	175,000	166,794
3.90%, 11/19/2029 (a)	766,000	711,047

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
6.35%, 3/15/2040	$94,000	$96,483
Mattel, Inc. 5.45%, 11/1/2041	1,070,000	993,987
		1,968,311
TRANSPORTATION — 1.8%
Burlington Northern Santa Fe LLC:
3.00%, 4/1/2025	250,000	244,660
3.05%, 2/15/2051	100,000	68,523
3.30%, 9/15/2051	317,000	228,158
3.65%, 9/1/2025	60,000	58,799
3.90%, 8/1/2046	800,000	653,392
4.05%, 6/15/2048	215,000	178,983
4.13%, 6/15/2047	30,000	25,380
4.15%, 12/15/2048	199,000	168,416
4.38%, 9/1/2042	100,000	89,499
4.40%, 3/15/2042	250,000	224,745
4.45%, 1/15/2053 (a)	125,000	110,770
4.55%, 9/1/2044	200,000	181,566
4.95%, 9/15/2041	50,000	48,095
5.05%, 3/1/2041	50,000	48,797
5.15%, 9/1/2043	100,000	98,375
5.20%, 4/15/2054	555,000	549,511
5.40%, 6/1/2041	225,000	228,937
5.75%, 5/1/2040	104,000	109,902
6.15%, 5/1/2037	500,000	548,225
Canadian National Railway Co.:
2.75%, 3/1/2026	160,000	153,845
3.20%, 8/2/2046	90,000	67,555
3.65%, 2/3/2048	112,000	89,990
3.85%, 8/5/2032	205,000	190,435
4.40%, 8/5/2052 (a)	76,000	67,905
5.85%, 11/1/2033	393,000	419,527
6.13%, 11/1/2053	55,000	63,068
6.38%, 11/15/2037 (a)	70,000	77,783
Canadian Pacific Railway Co.:
1.75%, 12/2/2026	40,000	36,740
2.05%, 3/5/2030	900,000	766,044
2.45%, 12/2/2031	135,000	120,864
3.10%, 12/2/2051	300,000	206,247
4.20%, 11/15/2069	70,000	55,175
4.30%, 5/15/2043	156,000	135,544
4.70%, 5/1/2048	691,000	616,020
4.95%, 8/15/2045	50,000	46,458
6.13%, 9/15/2115	175,000	184,730
7.13%, 10/15/2031 (a)	280,000	314,558
CH Robinson Worldwide, Inc. 4.20%, 4/15/2028	140,000	135,968
CSX Corp.:
2.40%, 2/15/2030	182,000	159,203
3.35%, 11/1/2025	100,000	97,274
3.80%, 3/1/2028	67,000	64,814
3.80%, 11/1/2046	73,000	58,107
3.80%, 4/15/2050	60,000	46,767
Security Description	Principal Amount	Value
4.10%, 11/15/2032	$100,000	$94,237
4.10%, 3/15/2044	215,000	183,178
4.25%, 3/15/2029 (a)	105,000	102,833
4.30%, 3/1/2048	225,000	193,248
4.50%, 3/15/2049	460,000	403,862
4.50%, 11/15/2052	256,000	226,470
4.75%, 5/30/2042	670,000	623,783
4.75%, 11/15/2048	205,000	188,485
5.20%, 11/15/2033	365,000	371,019
6.00%, 10/1/2036	71,000	76,130
6.22%, 4/30/2040	153,000	166,998
FedEx Corp.:
3.10%, 8/5/2029	145,000	132,881
3.25%, 4/1/2026	50,000	48,391
3.25%, 5/15/2041	1,000	749
3.88%, 8/1/2042	231,000	185,244
4.05%, 2/15/2048	82,000	65,324
4.10%, 2/1/2045	106,000	86,018
4.25%, 5/15/2030 (a)	104,000	100,613
4.40%, 1/15/2047	405,000	338,693
4.55%, 4/1/2046	184,000	158,650
4.75%, 11/15/2045	300,000	265,824
4.90%, 1/15/2034 (a)	115,000	113,549
4.95%, 10/17/2048	180,000	163,811
5.10%, 1/15/2044	50,000	46,915
5.25%, 5/15/2050	100,000	95,847
FedEx Corp. Pass-Through Trust Series 2020-1, Class AA, 1.88%, 8/20/2035	81,285	67,163
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	505,000	493,769
Kirby Corp. 4.20%, 3/1/2028	100,000	96,682
Norfolk Southern Corp.:
2.55%, 11/1/2029	242,000	213,826
2.90%, 8/25/2051	149,000	96,573
3.00%, 3/15/2032	25,000	21,718
3.05%, 5/15/2050	375,000	253,894
3.16%, 5/15/2055 (a)	194,000	128,250
3.70%, 3/15/2053	95,000	71,348
3.94%, 11/1/2047	165,000	131,541
3.95%, 10/1/2042	260,000	214,945
4.05%, 8/15/2052	110,000	88,280
4.10%, 5/15/2049	100,000	81,561
4.45%, 3/1/2033 (a)	200,000	191,894
4.45%, 6/15/2045	20,000	17,417
4.55%, 6/1/2053	175,000	152,696
4.84%, 10/1/2041	100,000	94,064
5.05%, 8/1/2030	145,000	145,542
5.10%, 8/1/2118	165,000	144,647
5.35%, 8/1/2054 (a)	200,000	198,520
5.55%, 3/15/2034 (a)	95,000	98,873
5.95%, 3/15/2064	105,000	111,965

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Ryder System, Inc.:
Series MTN, 1.75%, 9/1/2026	$50,000	$46,073
Series MTN, 5.25%, 6/1/2028	177,000	177,823
Series MTN, 5.30%, 3/15/2027	55,000	55,408
Series MTN, 5.38%, 3/15/2029	100,000	100,857
Series MTN, 5.65%, 3/1/2028 (a)	310,000	316,011
6.30%, 12/1/2028	145,000	151,931
6.60%, 12/1/2033 (a)	365,000	395,988
Union Pacific Corp.:
2.15%, 2/5/2027	293,000	272,575
2.38%, 5/20/2031	235,000	200,565
2.40%, 2/5/2030	200,000	175,380
2.75%, 3/1/2026	400,000	384,188
2.95%, 3/10/2052	500,000	336,395
3.00%, 4/15/2027 (a)	265,000	251,973
3.20%, 5/20/2041	200,000	155,914
3.25%, 8/15/2025	150,000	146,287
3.25%, 2/5/2050	238,000	173,509
3.35%, 8/15/2046	158,000	115,609
3.38%, 2/14/2042	110,000	87,080
3.50%, 2/14/2053 (a)	1,228,000	919,637
3.55%, 5/20/2061	100,000	71,731
Series MTN, 3.55%, 8/15/2039	293,000	244,300
3.70%, 3/1/2029 (a)	100,000	95,721
3.75%, 7/15/2025	304,000	298,817
3.75%, 2/5/2070	75,000	55,006
3.80%, 10/1/2051	185,000	147,660
3.80%, 4/6/2071	115,000	85,400
3.84%, 3/20/2060	25,000	19,178
3.95%, 9/10/2028	60,000	58,537
3.95%, 8/15/2059	101,000	78,322
4.10%, 9/15/2067	100,000	78,917
4.50%, 9/10/2048	200,000	177,530
4.95%, 9/9/2052 (a)	55,000	53,158
4.95%, 5/15/2053	100,000	96,568
5.15%, 1/20/2063	75,000	72,822
United Parcel Service, Inc.:
2.50%, 9/1/2029	50,000	44,930
3.05%, 11/15/2027	300,000	283,284
3.40%, 3/15/2029 (a)	100,000	94,891
3.63%, 10/1/2042	84,000	68,768
3.75%, 11/15/2047	109,000	87,226
3.90%, 4/1/2025	925,000	912,919
4.25%, 3/15/2049	110,000	95,272
4.45%, 4/1/2030 (a)	50,000	49,583
4.88%, 3/3/2033 (a)	100,000	100,162
4.88%, 11/15/2040	100,000	96,661
5.05%, 3/3/2053 (a)	135,000	132,224
5.20%, 4/1/2040	135,000	135,842
5.30%, 4/1/2050	200,000	202,926
Security Description	Principal Amount	Value
6.20%, 1/15/2038	$250,000	$276,715
		24,265,547
TRUCKING & LEASING — 0.1%
GATX Corp.:
4.00%, 6/30/2030	90,000	83,669
5.40%, 3/15/2027	125,000	125,960
5.45%, 9/15/2033	300,000	298,626
6.05%, 3/15/2034	100,000	103,012
6.90%, 5/1/2034	250,000	272,815
		884,082
WATER — 0.1%
American Water Capital Corp.:
2.80%, 5/1/2030	130,000	114,588
3.25%, 6/1/2051 (a)	120,000	85,919
3.45%, 6/1/2029	100,000	93,276
3.75%, 9/1/2047	365,000	288,814
4.20%, 9/1/2048	51,000	43,374
6.59%, 10/15/2037	100,000	112,968
Essential Utilities, Inc.:
4.28%, 5/1/2049	198,000	161,241
5.30%, 5/1/2052	151,000	141,495
5.38%, 1/15/2034	301,000	299,766
United Utilities PLC 6.88%, 8/15/2028	300,000	318,627
		1,660,068
TOTAL CORPORATE BONDS & NOTES (Cost $1,329,927,390)		1,327,042,427
FOREIGN GOVERNMENT OBLIGATIONS — 0.1%
AUSTRALIA — 0.0% (c)
National Australia Bank Ltd. 5.20%, 5/13/2025	250,000	250,028
BRAZIL — 0.1%
Vale Overseas Ltd. 6.13%, 6/12/2033	349,000	352,284
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $596,105)		602,312
Shares
SHORT-TERM INVESTMENTS — 6.2%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (g) (h)	7,660,799	7,663,098

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (i) (j)	75,901,180	$75,901,180
TOTAL SHORT-TERM INVESTMENTS (Cost $83,564,302)		83,564,278
TOTAL INVESTMENTS — 104.6% (Cost $1,414,087,797)		1,411,209,017
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.6)%		(61,609,361)
NET ASSETS — 100.0%		$1,349,599,656
(a)	All or a portion of the shares of the security are on loan at March 31, 2024.
(b)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.1% of net assets as of March 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2024. Maturity date shown is the final maturity.
(f)	Bond is insured by Assured Guaranty Municipal Corp., representing less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2024.
(i)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
CMT	Constant Maturity Treasury
DMTN	Domestic Medium - Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$1,327,042,427	$—	$1,327,042,427
Foreign Government Obligations	—	602,312	—	602,312
Short-Term Investments	83,564,278	—	—	83,564,278
TOTAL INVESTMENTS	$83,564,278	$1,327,644,739	$—	$1,411,209,017

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,633,298	$1,633,625	$110,071,771	$104,040,755	$(1,519)	$(24)	7,660,799	$7,663,098	$113,607
State Street Navigator Securities Lending Portfolio II	28,956,552	28,956,552	277,869,443	230,924,815	—	—	75,901,180	75,901,180	171,653
Total		$30,590,177	$387,941,214	$334,965,570	$(1,519)	$(24)		$83,564,278	$285,260
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.4%
ADVERTISING — 0.8%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028 (a)	$2,333,000	$2,197,056
Clear Channel Outdoor Holdings, Inc.:
5.13%, 8/15/2027 (a)	3,975,000	3,751,843
7.50%, 6/1/2029 (a)	2,900,000	2,398,822
7.75%, 4/15/2028 (a) (b)	3,498,000	3,061,485
7.88%, 4/1/2030 (a)	2,759,000	2,742,363
9.00%, 9/15/2028 (a) (b)	2,240,000	2,333,274
CMG Media Corp. 8.88%, 12/15/2027 (a)	3,687,000	2,423,023
Lamar Media Corp.:
3.63%, 1/15/2031	1,819,000	1,595,481
3.75%, 2/15/2028	1,616,000	1,510,233
4.00%, 2/15/2030	1,165,000	1,057,995
4.88%, 1/15/2029	895,000	860,551
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.25%, 1/15/2029 (a) (b)	1,358,000	1,230,552
4.63%, 3/15/2030 (a) (b)	1,925,000	1,726,744
5.00%, 8/15/2027 (a)	785,000	755,790
7.38%, 2/15/2031 (a)	1,340,000	1,405,821
Stagwell Global LLC 5.63%, 8/15/2029 (a)	2,743,000	2,493,387
Summer BC Bidco B LLC 5.50%, 10/31/2026 (a)	1,051,000	1,014,152
		32,558,572
AEROSPACE & DEFENSE — 2.1%
AAR Escrow Issuer LLC 6.75%, 3/15/2029 (a)	2,739,000	2,760,337
Bombardier, Inc.:
6.00%, 2/15/2028 (a) (b)	2,556,000	2,514,797
7.13%, 6/15/2026 (a)	2,893,000	2,935,730
7.25%, 7/1/2031 (a)	1,979,000	1,984,601
7.45%, 5/1/2034 (a)	363,000	401,213
7.50%, 2/1/2029 (a) (b)	2,952,000	3,038,759
7.88%, 4/15/2027 (a)	4,744,300	4,751,559
8.75%, 11/15/2030 (a) (b)	2,743,000	2,931,581
F-Brasile SpA/F-Brasile U.S. LLC Series XR, 7.38%, 8/15/2026 (a) (b)	389,000	388,872
Moog, Inc. 4.25%, 12/15/2027 (a)	2,158,000	2,032,555
Rolls-Royce PLC:
3.63%, 10/14/2025 (a)	3,973,000	3,857,187
5.75%, 10/15/2027 (a)	2,311,000	2,317,864
Spirit AeroSystems, Inc.:
3.85%, 6/15/2026	977,000	938,672
9.38%, 11/30/2029 (a)	3,135,000	3,419,376
Security Description	Principal Amount	Value
9.75%, 11/15/2030 (a)	$4,334,000	$4,848,706
TransDigm, Inc.:
4.63%, 1/15/2029	4,790,000	4,446,270
4.88%, 5/1/2029	2,314,000	2,150,770
5.50%, 11/15/2027	6,719,000	6,577,498
6.38%, 3/1/2029 (a)	7,100,000	7,121,726
6.63%, 3/1/2032 (a)	6,919,000	6,990,127
6.75%, 8/15/2028 (a)	7,852,000	7,967,110
6.88%, 12/15/2030 (a)	4,784,000	4,879,967
7.13%, 12/1/2031 (a)	1,944,000	2,005,255
7.50%, 3/15/2027	1,693,000	1,694,507
Triumph Group, Inc. 9.00%, 3/15/2028 (a)	3,393,000	3,577,376
		86,532,415
AGRICULTURE — 0.2%
Darling Ingredients, Inc.:
5.25%, 4/15/2027 (a)	1,907,000	1,871,759
6.00%, 6/15/2030 (a)	2,943,000	2,917,602
Turning Point Brands, Inc. 5.63%, 2/15/2026 (a) (b)	801,000	784,812
Vector Group Ltd.:
5.75%, 2/1/2029 (a)	3,585,000	3,321,180
10.50%, 11/1/2026 (a)	794,000	798,565
		9,693,918
AIRLINES — 1.5%
Air Canada 3.88%, 8/15/2026 (a)	2,803,000	2,678,351
Allegiant Travel Co. 7.25%, 8/15/2027 (a) (b)	1,861,000	1,849,276
American Airlines Group, Inc. 3.75%, 3/1/2025 (a)	1,928,000	1,875,462
American Airlines, Inc.:
7.25%, 2/15/2028 (a) (b)	3,593,000	3,646,787
8.50%, 5/15/2029 (a)	4,616,000	4,874,773
American Airlines, Inc./AAdvantage Loyalty IP Ltd.:
5.50%, 4/20/2026 (a)	10,024,950	9,957,583
5.75%, 4/20/2029 (a)	8,633,300	8,492,577
Delta Air Lines, Inc.:
3.75%, 10/28/2029	454,400	418,425
4.38%, 4/19/2028 (b)	665,000	645,582
7.38%, 1/15/2026 (b)	2,890,000	2,979,359
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. 5.75%, 1/20/2026 (a) (b)	4,396,000	4,135,713
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.:
8.00%, 9/20/2025 (a)	2,959,538	2,239,690
8.00%, 9/20/2025 (a) (b)	386,000	293,074
United Airlines, Inc.:
4.38%, 4/15/2026 (a)	7,302,000	7,061,472
4.63%, 4/15/2029 (a)	6,271,000	5,833,849

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
VistaJet Malta Finance PLC/Vista Management Holding, Inc.:
6.38%, 2/1/2030 (a) (b)	$3,064,000	$2,260,772
7.88%, 5/1/2027 (a) (b)	2,215,000	1,875,573
9.50%, 6/1/2028 (a) (b)	1,817,000	1,545,013
		62,663,331
APPAREL — 0.3%
Crocs, Inc.:
4.13%, 8/15/2031 (a) (b)	993,000	860,136
4.25%, 3/15/2029 (a) (b)	1,024,000	935,926
Hanesbrands, Inc.:
4.88%, 5/15/2026 (a) (b)	1,514,000	1,475,484
9.00%, 2/15/2031 (a) (b)	3,736,000	3,837,544
Kontoor Brands, Inc. 4.13%, 11/15/2029 (a)	674,000	606,324
Levi Strauss & Co. 3.50%, 3/1/2031 (a) (b)	941,000	827,318
Under Armour, Inc. 3.25%, 6/15/2026	1,591,000	1,511,800
William Carter Co. 5.63%, 3/15/2027 (a)	1,712,000	1,698,989
Wolverine World Wide, Inc. 4.00%, 8/15/2029 (a) (b)	2,021,000	1,623,530
		13,377,051
AUTO MANUFACTURERS — 0.5%
Allison Transmission, Inc.:
3.75%, 1/30/2031 (a)	2,574,000	2,247,488
4.75%, 10/1/2027 (a)	1,542,000	1,485,732
5.88%, 6/1/2029 (a)	2,623,000	2,597,819
Aston Martin Capital Holdings Ltd. 10.00%, 3/31/2029 (a)	1,727,000	1,751,541
Jaguar Land Rover Automotive PLC:
4.50%, 10/1/2027 (a) (b)	1,690,000	1,597,473
5.50%, 7/15/2029 (a) (b)	946,000	909,522
5.88%, 1/15/2028 (a)	1,595,000	1,570,900
7.75%, 10/15/2025 (a)	2,517,000	2,540,459
JB Poindexter & Co., Inc. 8.75%, 12/15/2031 (a)	3,292,000	3,409,623
Mclaren Finance PLC 7.50%, 8/1/2026 (a) (b)	2,219,000	1,950,146
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	1,600,000	1,635,200
Wabash National Corp. 4.50%, 10/15/2028 (a)	1,008,000	924,265
		22,620,168
AUTO PARTS & EQUIPMENT — 1.8%
Adient Global Holdings Ltd.:
4.88%, 8/15/2026 (a)	2,729,000	2,661,812
7.00%, 4/15/2028 (a)	2,244,000	2,295,545
8.25%, 4/15/2031 (a) (b)	1,504,000	1,589,969
Security Description	Principal Amount	Value
American Axle & Manufacturing, Inc.:
5.00%, 10/1/2029 (b)	$1,483,000	$1,331,853
6.50%, 4/1/2027 (b)	966,000	962,358
6.88%, 7/1/2028 (b)	1,240,000	1,233,837
Clarios Global LP 6.75%, 5/15/2025 (a)	1,736,000	1,738,534
Clarios Global LP/Clarios U.S. Finance Co.:
6.25%, 5/15/2026 (a)	3,006,000	3,003,986
6.75%, 5/15/2028 (a)	4,387,000	4,444,952
8.50%, 5/15/2027 (a)	4,374,000	4,379,861
Cooper-Standard Automotive, Inc.:
5.63%, 5/15/2027 (a)	1,933,698	1,452,091
13.50%, 3/31/2027 (a)	1,899,194	2,053,086
Dana, Inc.:
4.25%, 9/1/2030	1,666,000	1,472,028
4.50%, 2/15/2032	872,000	752,126
5.38%, 11/15/2027	1,694,000	1,658,680
5.63%, 6/15/2028 (b)	1,364,000	1,330,937
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a) (b)	2,000,000	1,794,560
Goodyear Tire & Rubber Co.:
4.88%, 3/15/2027 (b)	3,651,000	3,526,099
5.00%, 5/31/2026 (b)	4,955,000	4,847,130
5.00%, 7/15/2029 (b)	3,609,000	3,367,161
5.25%, 4/30/2031 (b)	1,128,000	1,036,079
5.25%, 7/15/2031 (b)	1,469,000	1,339,140
5.63%, 4/30/2033 (b)	1,236,000	1,128,666
9.50%, 5/31/2025	752,000	758,821
IHO Verwaltungs GmbH:
4.75%, 9/15/2026 (a)	655,539	637,361
6.00%, 5/15/2027 (a)	870,000	868,930
6.38%, 5/15/2029 (a)	2,010,000	2,016,753
Phinia, Inc. 6.75%, 4/15/2029 (a)	1,627,000	1,642,831
Real Hero Merger Sub 2, Inc. 6.25%, 2/1/2029 (a) (b)	1,988,000	1,740,216
Tenneco, Inc. 8.00%, 11/17/2028 (a)	6,904,000	6,298,657
Titan International, Inc. 7.00%, 4/30/2028	2,023,000	1,996,822
ZF North America Capital, Inc.:
4.75%, 4/29/2025 (a)	2,807,000	2,772,951
6.88%, 4/14/2028 (a)	1,810,000	1,878,183
7.13%, 4/14/2030 (a)	3,583,000	3,775,765
		73,787,780
BANKS — 1.0%
Banc of California 3 mo. USD Term SOFR + 2.52%, 3.25%, 5/1/2031 (c)	179,000	162,303
Dresdner Funding Trust I 8.15%, 6/30/2031 (a)	734,000	806,049

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Freedom Mortgage Corp.:
6.63%, 1/15/2027 (a)	$1,754,000	$1,700,185
7.63%, 5/1/2026 (a)	1,606,000	1,601,323
12.00%, 10/1/2028 (a)	3,484,000	3,796,794
12.25%, 10/1/2030 (a)	1,131,000	1,242,030
Intesa Sanpaolo SpA:
1 yr. CMT + 2.60%, 4.20%, 6/1/2032 (a) (c)	2,712,000	2,266,554
1 yr. CMT + 2.75%, 4.95%, 6/1/2042 (a) (c)	1,691,000	1,261,418
5.71%, 1/15/2026 (a)	5,954,000	5,906,487
Popular, Inc. 7.25%, 3/13/2028	1,408,000	1,441,229
Standard Chartered PLC 3 mo. USD Term SOFR + 1.46%, 7.01%, 7/30/2037 (a) (c)	1,414,000	1,442,874
Texas Capital Bancshares, Inc. 5 yr. CMT + 3.15%, 4.00%, 5/6/2031 (c)	1,308,000	1,114,848
UBS Group AG 5 yr. USD ICE Swap + 4.16%, 7.75%, 4/12/2031 (a) (c)	3,250,000	3,343,925
UniCredit SpA:
5 yr. CMT + 4.75%, 5.46%, 6/30/2035 (a) (c)	4,101,400	3,853,552
5 yr. USD ICE Swap + 3.70%, 5.86%, 6/19/2032 (a) (c)	4,456,000	4,352,487
5 yr. USD ICE Swap + 4.91%, 7.30%, 4/2/2034 (a) (c)	4,046,400	4,158,242
Valley National Bancorp 3 mo. USD Term SOFR + 2.36%, 3.00%, 6/15/2031 (c)	1,469,000	1,077,453
Western Alliance Bancorp 3 mo. USD Term SOFR + 2.25%, 3.00%, 6/15/2031 (c)	1,107,000	955,950
		40,483,703
BEVERAGES — 0.1%
Primo Water Holdings, Inc. 4.38%, 4/30/2029 (a)	2,226,000	2,043,357
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	2,458,000	2,238,451
		4,281,808
BIOTECHNOLOGY — 0.0% (d)
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	1,804,000	839,491
CHEMICALS — 2.6%
Ashland, Inc.:
3.38%, 9/1/2031 (a)	1,503,000	1,271,884
6.88%, 5/15/2043 (b)	712,000	734,036
Security Description	Principal Amount	Value
ASP Unifrax Holdings, Inc.:
5.25%, 9/30/2028 (a)	$3,476,000	$2,243,376
7.50%, 9/30/2029 (a)	1,003,000	554,669
Avient Corp.:
5.75%, 5/15/2025 (a)	1,659,000	1,651,767
7.13%, 8/1/2030 (a) (b)	3,566,000	3,660,214
Axalta Coating Systems Dutch Holding B BV 7.25%, 2/15/2031 (a)	2,054,000	2,135,277
Axalta Coating Systems LLC 3.38%, 2/15/2029 (a)	2,141,000	1,918,058
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.75%, 6/15/2027 (a)	1,174,000	1,133,110
Cerdia Finanz GmbH 10.50%, 2/15/2027 (a)	1,009,000	1,049,622
Chemours Co.:
4.63%, 11/15/2029 (a)	1,772,000	1,529,289
5.38%, 5/15/2027 (b)	1,365,000	1,308,612
5.75%, 11/15/2028 (a)	1,988,000	1,822,340
Consolidated Energy Finance SA:
5.63%, 10/15/2028 (a) (b)	300,000	252,678
12.00%, 2/15/2031 (a)	2,005,000	2,094,623
Cornerstone Chemical Co. 10.25%, 9/1/2027 (a)	1,268,000	387,881
CVR Partners LP/CVR Nitrogen Finance Corp. 6.13%, 6/15/2028 (a)	1,050,000	1,009,575
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	1,734,000	1,589,436
GPD Cos., Inc. 10.13%, 4/1/2026 (a)	2,349,000	2,200,896
HB Fuller Co.:
4.00%, 2/15/2027	1,046,000	999,809
4.25%, 10/15/2028	989,000	917,080
Herens Holdco SARL 4.75%, 5/15/2028 (a)	1,314,000	1,149,527
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. 9.00%, 7/1/2028 (a)	1,243,000	1,233,578
INEOS Finance PLC:
6.75%, 5/15/2028 (a) (b)	2,438,000	2,394,677
7.50%, 4/15/2029 (a) (b)	1,869,000	1,874,756
INEOS Quattro Finance 2 PLC 9.63%, 3/15/2029 (a) (b)	2,105,000	2,259,486
Ingevity Corp. 3.88%, 11/1/2028 (a) (b)	2,729,000	2,465,433
Innophos Holdings, Inc. 9.38%, 2/15/2028 (a)	870,000	727,868
Iris Holding, Inc. 10.00%, 12/15/2028 (a)	1,074,000	968,318
LSF11 A5 HoldCo LLC 6.63%, 10/15/2029 (a) (b)	1,929,000	1,739,264

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Mativ Holdings, Inc. 6.88%, 10/1/2026 (a)	$1,342,000	$1,329,506
Methanex Corp.:
5.13%, 10/15/2027	2,845,000	2,754,472
5.25%, 12/15/2029 (b)	1,596,000	1,527,228
5.65%, 12/1/2044	755,000	649,761
Minerals Technologies, Inc. 5.00%, 7/1/2028 (a)	571,500	547,754
NOVA Chemicals Corp.:
4.25%, 5/15/2029 (a) (b)	2,787,000	2,391,413
5.00%, 5/1/2025 (a)	1,831,000	1,802,381
5.25%, 6/1/2027 (a)	3,461,000	3,265,384
8.50%, 11/15/2028 (a)	1,126,000	1,198,402
9.00%, 2/15/2030 (a)	2,200,000	2,273,326
Nufarm Australia Ltd./Nufarm Americas, Inc. 5.00%, 1/27/2030 (a)	1,499,000	1,373,159
Olin Corp.:
5.00%, 2/1/2030 (b)	1,694,000	1,608,572
5.13%, 9/15/2027	1,182,000	1,154,164
5.63%, 8/1/2029 (b)	1,998,000	1,969,169
Olympus Water U.S. Holding Corp.:
4.25%, 10/1/2028 (a)	1,247,000	1,129,682
6.25%, 10/1/2029 (a) (b)	1,574,000	1,437,282
7.13%, 10/1/2027 (a) (b)	1,486,000	1,501,930
9.75%, 11/15/2028 (a)	5,088,000	5,424,571
Rain Carbon, Inc. 12.25%, 9/1/2029 (a) (b)	1,803,000	1,872,974
Rayonier AM Products, Inc. 7.63%, 1/15/2026 (a)	1,678,371	1,540,325
SCIH Salt Holdings, Inc.:
4.88%, 5/1/2028 (a)	3,294,000	3,068,592
6.63%, 5/1/2029 (a)	3,590,000	3,321,827
SCIL IV LLC/SCIL USA Holdings LLC 5.38%, 11/1/2026 (a)	2,209,000	2,144,100
SK Invictus Intermediate II SARL 5.00%, 10/30/2029 (a) (b)	1,484,000	1,323,817
SNF Group SACA:
3.13%, 3/15/2027 (a) (b)	475,000	438,715
3.38%, 3/15/2030 (a)	1,072,000	927,291
TPC Group, Inc. 13.00%, 12/16/2027 (a)	128,571	131,295
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.:
5.13%, 4/1/2029 (a)	1,387,000	402,258
5.38%, 9/1/2025 (a)	73,000	58,393
Tronox, Inc. 4.63%, 3/15/2029 (a) (b)	2,587,000	2,318,521
Vibrantz Technologies, Inc. 9.00%, 2/15/2030 (a) (b)	2,700,000	2,494,638
WR Grace Holdings LLC:
4.88%, 6/15/2027 (a)	2,134,000	2,029,818
Security Description	Principal Amount	Value
5.63%, 8/15/2029 (a) (b)	$4,185,000	$3,746,119
7.38%, 3/1/2031 (a)	2,365,000	2,399,647
		106,833,625
COAL — 0.1%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. 7.50%, 5/1/2025 (a)	932,000	930,248
Conuma Resources Ltd. 13.13%, 5/1/2028 (a)	191,000	192,851
SunCoke Energy, Inc. 4.88%, 6/30/2029 (a)	1,309,000	1,186,150
Warrior Met Coal, Inc. 7.88%, 12/1/2028 (a)	152,000	153,532
		2,462,781
COMMERCIAL SERVICES — 4.7%
ADT Security Corp.:
4.13%, 8/1/2029 (a)	2,501,000	2,284,238
4.88%, 7/15/2032 (a)	2,436,000	2,215,591
Adtalem Global Education, Inc. 5.50%, 3/1/2028 (a) (b)	1,702,000	1,630,227
Albion Financing 1 SARL/Aggreko Holdings, Inc. 6.13%, 10/15/2026 (a) (b)	1,927,000	1,910,312
Albion Financing 2 SARL 8.75%, 4/15/2027 (a) (b)	1,715,000	1,726,988
Allied Universal Holdco LLC 7.88%, 2/15/2031 (a)	3,813,000	3,863,713
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.00%, 6/1/2029 (a) (b)	3,710,000	3,192,381
6.63%, 7/15/2026 (a)	3,096,000	3,094,111
9.75%, 7/15/2027 (a)	3,747,000	3,756,780
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.63%, 6/1/2028 (a)	4,373,000	3,988,477
Alta Equipment Group, Inc. 5.63%, 4/15/2026 (a) (b)	949,000	929,621
AMN Healthcare, Inc.:
4.00%, 4/15/2029 (a) (b)	853,000	768,033
4.63%, 10/1/2027 (a)	1,798,000	1,709,772
APi Group DE, Inc.:
4.13%, 7/15/2029 (a) (b)	1,989,000	1,792,129
4.75%, 10/15/2029 (a)	296,000	272,391
Aptim Corp. 7.75%, 6/15/2025 (a)	1,543,000	1,522,540
APX Group, Inc.:
5.75%, 7/15/2029 (a)	3,350,000	3,220,556
6.75%, 2/15/2027 (a)	1,600,000	1,608,944

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
4.75%, 4/1/2028 (a) (b)	$1,730,000	$1,600,631
5.38%, 3/1/2029 (a)	1,600,000	1,491,664
5.75%, 7/15/2027 (a) (b)	519,000	502,376
5.75%, 7/15/2027 (a)	931,000	897,074
8.00%, 2/15/2031 (a) (b)	3,105,000	3,098,666
Block, Inc.:
2.75%, 6/1/2026	2,562,000	2,411,508
3.50%, 6/1/2031	2,933,000	2,552,473
Boost Newco Borrower LLC 7.50%, 1/15/2031 (a)	6,981,400	7,310,503
Brink's Co.:
4.63%, 10/15/2027 (a)	1,403,000	1,337,578
5.50%, 7/15/2025 (a)	1,480,000	1,473,370
Carriage Services, Inc. 4.25%, 5/15/2029 (a)	1,384,000	1,227,926
Champions Financing, Inc. 8.75%, 2/15/2029 (a)	2,259,000	2,367,048
Cimpress PLC 7.00%, 6/15/2026	1,566,000	1,565,922
CoreCivic, Inc.:
4.75%, 10/15/2027 (b)	133,000	126,097
8.25%, 4/15/2026	800	833
8.25%, 4/15/2029	1,600,000	1,673,488
CoreLogic, Inc. 4.50%, 5/1/2028 (a)	2,195,000	1,968,344
CPI CG, Inc. 8.63%, 3/15/2026 (a)	885,000	880,248
Deluxe Corp. 8.00%, 6/1/2029 (a)	2,471,000	2,275,544
Garda World Security Corp.:
4.63%, 2/15/2027 (a) (b)	944,000	904,871
6.00%, 6/1/2029 (a) (b)	1,675,000	1,500,013
7.75%, 2/15/2028 (a)	1,001,000	1,026,776
9.50%, 11/1/2027 (a)	3,404,000	3,414,178
GEO Group, Inc. 10.50%, 6/30/2028	560,000	571,525
Graham Holdings Co. 5.75%, 6/1/2026 (a)	805,000	799,582
Grand Canyon University 5.13%, 10/1/2028	1,799,000	1,634,445
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	3,792,000	3,726,512
Hertz Corp.:
4.63%, 12/1/2026 (a)	1,092,000	992,410
5.00%, 12/1/2029 (a) (b)	4,485,000	3,468,071
Korn Ferry 4.63%, 12/15/2027 (a)	400,000	381,296
Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer, Inc. 5.00%, 2/1/2026 (a)	965,000	957,444
Matthews International Corp. 5.25%, 12/1/2025 (a)	1,206,000	1,183,158
Security Description	Principal Amount	Value
Mavis Tire Express Services Topco Corp. 6.50%, 5/15/2029 (a) (b)	$2,172,000	$2,068,135
Mobius Merger Sub, Inc. 9.00%, 6/1/2030 (a)	2,080,000	2,068,165
MPH Acquisition Holdings LLC:
5.50%, 9/1/2028 (a)	3,939,000	3,349,253
5.75%, 11/1/2028 (a)	4,706,286	3,716,130
Neptune Bidco U.S., Inc. 9.29%, 4/15/2029 (a)	9,264,400	8,765,327
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	2,390,000	2,262,709
Paysafe Finance PLC/Paysafe Holdings U.S. Corp. 4.00%, 6/15/2029 (a)	437,000	389,542
PECF USS Intermediate Holding III Corp. 8.00%, 11/15/2029 (a)	1,381,000	734,871
Port of Newcastle Investments Financing Pty. Ltd. 5.90%, 11/24/2031 (a)	300,000	270,528
Prime Security Services Borrower LLC/Prime Finance, Inc.:
3.38%, 8/31/2027 (a)	3,448,000	3,169,608
5.75%, 4/15/2026 (a)	5,233,000	5,217,301
6.25%, 1/15/2028 (a)	2,567,000	2,515,044
PROG Holdings, Inc. 6.00%, 11/15/2029 (a)	2,239,000	2,093,734
RR Donnelley & Sons Co. 9.75%, 7/31/2028 (a)	1,035,000	1,099,098
Sabre GLBL, Inc.:
8.63%, 6/1/2027 (a)	3,411,000	2,993,255
11.25%, 12/15/2027 (a)	2,241,000	2,103,851
Service Corp. International:
3.38%, 8/15/2030	1,311,000	1,136,676
4.00%, 5/15/2031	3,538,000	3,136,437
4.63%, 12/15/2027	2,064,000	1,992,338
5.13%, 6/1/2029	2,305,000	2,250,210
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 4.63%, 11/1/2026 (a)	1,156,000	1,117,482
Signal Parent, Inc. 6.13%, 4/1/2029 (a)	1,267,000	1,012,282
Sotheby's 7.38%, 10/15/2027 (a)	3,164,000	2,949,291
Sotheby's/Bidfair Holdings, Inc. 5.88%, 6/1/2029 (a)	275,000	232,152
StoneMor, Inc. 8.50%, 5/15/2029 (a)	1,418,000	980,916
TriNet Group, Inc.:
3.50%, 3/1/2029 (a)	1,483,000	1,330,177
7.13%, 8/15/2031 (a)	1,158,000	1,188,455
United Rentals North America, Inc.:
3.75%, 1/15/2032	1,914,000	1,668,089
3.88%, 11/15/2027	2,526,000	2,390,354

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.88%, 2/15/2031 (b)	$4,049,000	$3,626,325
4.00%, 7/15/2030	2,133,000	1,939,153
4.88%, 1/15/2028	5,383,000	5,235,075
5.25%, 1/15/2030	2,434,000	2,374,099
5.50%, 5/15/2027	1,475,000	1,469,616
6.13%, 3/15/2034 (a)	2,410,000	2,413,591
Upbound Group, Inc. 6.38%, 2/15/2029 (a)	1,288,000	1,250,532
Valvoline, Inc. 3.63%, 6/15/2031 (a)	1,678,000	1,447,829
Verscend Escrow Corp. 9.75%, 8/15/2026 (a)	3,597,000	3,609,374
VT Topco, Inc. 8.50%, 8/15/2030 (a)	1,599,000	1,687,297
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	3,982,000	4,120,335
WASH Multifamily Acquisition, Inc. 5.75%, 4/15/2026 (a) (b)	1,527,000	1,491,726
Williams Scotsman, Inc.:
4.63%, 8/15/2028 (a)	1,161,000	1,097,424
6.13%, 6/15/2025 (a)	1,294,000	1,292,188
7.38%, 10/1/2031 (a)	1,008,000	1,047,262
WW International, Inc. 4.50%, 4/15/2029 (a)	1,342,000	529,540
ZipRecruiter, Inc. 5.00%, 1/15/2030 (a) (b)	2,253,000	1,985,884
		195,627,038
COMPUTERS — 1.0%
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a) (b)	1,301,000	1,177,678
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00%, 11/1/2029 (a)	1,459,000	1,325,691
Crowdstrike Holdings, Inc. 3.00%, 2/15/2029	1,911,000	1,694,331
KBR, Inc. 4.75%, 9/30/2028 (a)	631,000	582,325
McAfee Corp. 7.38%, 2/15/2030 (a)	5,616,000	5,181,490
NCR Voyix Corp.:
5.00%, 10/1/2028 (a)	1,714,000	1,598,734
5.13%, 4/15/2029 (a)	3,670,000	3,402,457
5.25%, 10/1/2030 (a)	2,296,000	2,081,163
Presidio Holdings, Inc.:
4.88%, 2/1/2027 (a)	1,966,000	1,909,556
8.25%, 2/1/2028 (a)	1,099,000	1,095,956
Science Applications International Corp. 4.88%, 4/1/2028 (a)	1,259,000	1,202,345
Seagate HDD Cayman:
4.09%, 6/1/2029	2,426,000	2,241,309
4.13%, 1/15/2031	1,381,000	1,213,733
4.88%, 6/1/2027	1,656,000	1,612,927
5.75%, 12/1/2034	526,000	516,574
Security Description	Principal Amount	Value
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. 5.75%, 6/1/2025 (a) (b)	$866,000	$863,913
Unisys Corp. 6.88%, 11/1/2027 (a)	1,957,000	1,744,959
Vericast Corp.:
11.00%, 9/15/2026 (a)	3,796,870	4,037,402
12.50%, 12/15/2027 (a)	225,000	255,998
Virtusa Corp. 7.13%, 12/15/2028 (a) (b)	984,000	887,135
Western Digital Corp. 4.75%, 2/15/2026	5,981,000	5,851,332
		40,477,008
CONSTRUCTION MATERIALS — 1.8%
ACProducts Holdings, Inc. 6.38%, 5/15/2029 (a) (b)	2,047,000	1,583,969
AmeriTex HoldCo Intermediate LLC 10.25%, 10/15/2028 (a)	2,013,000	2,168,061
Boise Cascade Co. 4.88%, 7/1/2030 (a)	816,000	758,513
Builders FirstSource, Inc.:
4.25%, 2/1/2032 (a)	3,951,000	3,544,916
5.00%, 3/1/2030 (a)	1,937,000	1,847,356
6.38%, 6/15/2032 (a)	2,111,000	2,141,652
6.38%, 3/1/2034 (a)	2,857,000	2,867,971
Camelot Return Merger Sub, Inc. 8.75%, 8/1/2028 (a)	2,834,000	2,908,307
Cornerstone Building Brands, Inc. 6.13%, 1/15/2029 (a)	1,174,000	1,047,525
CP Atlas Buyer, Inc. 7.00%, 12/1/2028 (a) (b)	1,590,000	1,488,892
Eco Material Technologies, Inc. 7.88%, 1/31/2027 (a)	1,410,000	1,432,081
EMRLD Borrower LP/Emerald Co.-Issuer, Inc. 6.63%, 12/15/2030 (a)	6,943,400	7,010,404
Griffon Corp. 5.75%, 3/1/2028	2,933,000	2,873,636
James Hardie International Finance DAC 5.00%, 1/15/2028 (a)	625,000	609,287
JELD-WEN, Inc. 4.88%, 12/15/2027 (a)	807,000	772,307
Knife River Corp. 7.75%, 5/1/2031 (a)	1,102,000	1,155,116
Louisiana-Pacific Corp. 3.63%, 3/15/2029 (a)	866,000	788,424
Masonite International Corp.:
3.50%, 2/15/2030 (a) (b)	1,139,000	1,008,710
5.38%, 2/1/2028 (a)	515,000	515,397
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC 6.75%, 4/1/2032 (a)	2,007,000	2,015,449

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
MIWD Holdco II LLC/MIWD Finance Corp. 5.50%, 2/1/2030 (a)	$1,969,000	$1,812,819
New Enterprise Stone & Lime Co., Inc. 5.25%, 7/15/2028 (a)	1,522,000	1,457,513
Oscar AcquisitionCo LLC/Oscar Finance, Inc. 9.50%, 4/15/2030 (a) (b)	2,113,000	2,084,263
PGT Innovations, Inc. 4.38%, 10/1/2029 (a)	948,000	968,742
Smyrna Ready Mix Concrete LLC:
6.00%, 11/1/2028 (a)	3,814,000	3,728,414
8.88%, 11/15/2031 (a)	4,234,000	4,524,029
Standard Industries, Inc.:
3.38%, 1/15/2031 (a)	3,340,000	2,800,590
4.38%, 7/15/2030 (a)	4,507,000	4,047,511
4.75%, 1/15/2028 (a)	4,877,000	4,653,633
5.00%, 2/15/2027 (a)	3,433,000	3,330,525
Summit Materials LLC/Summit Materials Finance Corp.:
5.25%, 1/15/2029 (a)	1,439,000	1,400,435
6.50%, 3/15/2027 (a)	1,219,000	1,218,561
7.25%, 1/15/2031 (a)	2,283,000	2,372,060
		72,937,068
DISTRIBUTION & WHOLESALE — 0.6%
American Builders & Contractors Supply Co., Inc.:
3.88%, 11/15/2029 (a) (b)	1,242,000	1,116,248
4.00%, 1/15/2028 (a)	2,753,000	2,577,056
BCPE Empire Holdings, Inc. 7.63%, 5/1/2027 (a) (b)	2,071,000	2,021,917
Dealer Tire LLC/DT Issuer LLC 8.00%, 2/1/2028 (a)	1,791,000	1,786,326
G-III Apparel Group Ltd. 7.88%, 8/15/2025 (a)	1,026,000	1,029,283
H&E Equipment Services, Inc. 3.88%, 12/15/2028 (a)	3,589,000	3,285,730
OPENLANE, Inc. 5.13%, 6/1/2025 (a)	95,000	93,466
Resideo Funding, Inc. 4.00%, 9/1/2029 (a)	1,295,000	1,161,511
Ritchie Bros Holdings, Inc.:
6.75%, 3/15/2028 (a)	2,981,000	3,042,349
7.75%, 3/15/2031 (a)	1,790,000	1,872,644
Verde Purchaser LLC 10.50%, 11/30/2030 (a) (b)	3,377,000	3,556,116
Wesco Aircraft Holdings, Inc. 10.50%, 11/15/2026 (a) (e)	243,000	219,035
Windsor Holdings III LLC 8.50%, 6/15/2030 (a)	2,941,000	3,088,432
		24,850,113
Security Description	Principal Amount	Value
DIVERSIFIED FINANCIAL SERVICES — 4.7%
AG Issuer LLC 6.25%, 3/1/2028 (a)	$1,506,000	$1,471,754
AG TTMT Escrow Issuer LLC 8.63%, 9/30/2027 (a)	3,374,000	3,491,989
Ally Financial, Inc.:
5.75%, 11/20/2025 (b)	5,605,500	5,565,869
6.70%, 2/14/2033 (b)	1,022,500	1,033,482
Aretec Group, Inc.:
7.50%, 4/1/2029 (a)	1,342,000	1,277,168
10.00%, 8/15/2030 (a)	2,511,000	2,747,787
Armor Holdco, Inc. 8.50%, 11/15/2029 (a)	1,589,000	1,500,731
Bread Financial Holdings, Inc.:
7.00%, 1/15/2026 (a)	733,000	736,291
9.75%, 3/15/2029 (a) (b)	4,210,000	4,377,937
Brightsphere Investment Group, Inc. 4.80%, 7/27/2026 (b)	960,000	930,144
Burford Capital Global Finance LLC:
6.25%, 4/15/2028 (a)	1,140,000	1,110,360
6.88%, 4/15/2030 (a)	739,000	727,575
9.25%, 7/1/2031 (a)	2,056,000	2,176,543
Castlelake Aviation Finance DAC 5.00%, 4/15/2027 (a) (b)	864,000	833,328
Cobra AcquisitionCo LLC 6.38%, 11/1/2029 (a) (b)	339,000	286,289
Coinbase Global, Inc.:
3.38%, 10/1/2028 (a)	2,653,000	2,266,087
3.63%, 10/1/2031 (a)	3,432,000	2,789,255
Credit Acceptance Corp.:
6.63%, 3/15/2026	1,452,000	1,451,013
9.25%, 12/15/2028 (a)	1,972,000	2,121,852
Curo Group Holdings Corp. 7.50%, 8/1/2028 (a) (e)	3,474,000	557,217
Encore Capital Group, Inc. 9.25%, 4/1/2029 (a)	1,262,000	1,293,765
Enova International, Inc.:
8.50%, 9/15/2025 (a) (b)	907,000	906,565
11.25%, 12/15/2028 (a)	1,636,000	1,730,479
Finance of America Funding LLC 7.88%, 11/15/2025 (a)	2,231,000	1,778,999
Freedom Mortgage Holdings LLC 9.25%, 2/1/2029 (a)	2,629,000	2,689,993
GGAM Finance Ltd.:
6.88%, 4/15/2029 (a)	600,000	604,368
7.75%, 5/15/2026 (a)	2,874,000	2,929,353
8.00%, 2/15/2027 (a)	1,254,000	1,293,789
8.00%, 6/15/2028 (a)	2,132,000	2,225,574
Global Aircraft Leasing Co. Ltd. 6.50%, 9/15/2024 (a)	1,395,478	1,324,016

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
goeasy Ltd.:
4.38%, 5/1/2026 (a)	$1,380,000	$1,324,138
7.63%, 7/1/2029 (a)	1,639,000	1,644,097
9.25%, 12/1/2028 (a) (b)	3,191,000	3,397,202
Hightower Holding LLC 6.75%, 4/15/2029 (a)	539,000	506,186
Jane Street Group/JSG Finance, Inc. 4.50%, 11/15/2029 (a) (b)	1,749,000	1,620,361
Jefferies Finance LLC/JFIN Co.-Issuer Corp. 5.00%, 8/15/2028 (a)	3,552,000	3,267,520
Jefferson Capital Holdings LLC:
6.00%, 8/15/2026 (a) (b)	1,480,000	1,448,269
9.50%, 2/15/2029 (a)	1,841,000	1,883,822
LD Holdings Group LLC:
6.13%, 4/1/2028 (a)	1,256,000	1,041,551
6.50%, 11/1/2025 (a)	2,090,000	2,026,987
LFS Topco LLC 5.88%, 10/15/2026 (a)	1,511,000	1,402,812
Macquarie Airfinance Holdings Ltd.:
6.40%, 3/26/2029 (a) (b)	1,814,000	1,841,809
6.50%, 3/26/2031 (a) (b)	1,177,000	1,198,162
8.13%, 3/30/2029 (a) (b)	1,792,000	1,894,628
8.38%, 5/1/2028 (a)	1,701,000	1,803,077
Midcap Financial Issuer Trust:
5.63%, 1/15/2030 (a)	2,204,000	1,902,272
6.50%, 5/1/2028 (a)	3,789,000	3,495,087
Nationstar Mortgage Holdings, Inc.:
5.00%, 2/1/2026 (a)	2,961,000	2,897,635
5.13%, 12/15/2030 (a)	1,289,000	1,169,832
5.50%, 8/15/2028 (a) (b)	3,106,000	2,969,833
5.75%, 11/15/2031 (a)	1,467,000	1,353,938
6.00%, 1/15/2027 (a)	1,952,000	1,927,698
7.13%, 2/1/2032 (a)	3,034,000	3,012,034
Navient Corp.:
4.88%, 3/15/2028	2,248,000	2,090,325
5.00%, 3/15/2027	2,472,000	2,367,385
5.50%, 3/15/2029	1,930,800	1,794,640
Series MTN, 5.63%, 8/1/2033	2,797,000	2,313,315
6.75%, 6/25/2025	823,000	828,555
6.75%, 6/15/2026 (b)	1,635,000	1,648,440
9.38%, 7/25/2030	1,587,000	1,697,185
11.50%, 3/15/2031	2,284,100	2,544,830
NFP Corp.:
4.88%, 8/15/2028 (a)	1,822,000	1,825,444
6.88%, 8/15/2028 (a)	6,206,000	6,284,754
7.50%, 10/1/2030 (a)	1,129,000	1,189,774
8.50%, 10/1/2031 (a)	974,000	1,072,442
OneMain Finance Corp.:
3.50%, 1/15/2027	2,674,000	2,482,622
3.88%, 9/15/2028	3,312,000	2,960,431
Security Description	Principal Amount	Value
4.00%, 9/15/2030	$1,415,000	$1,211,367
5.38%, 11/15/2029	2,604,000	2,447,552
6.63%, 1/15/2028	2,592,000	2,598,661
7.13%, 3/15/2026 (b)	5,002,000	5,091,386
7.88%, 3/15/2030	3,432,000	3,547,315
9.00%, 1/15/2029 (b)	2,889,400	3,065,422
Osaic Holdings, Inc. 10.75%, 8/1/2027 (a) (b)	1,385,000	1,430,677
Oxford Finance LLC/Oxford Finance Co.-Issuer II, Inc. 6.38%, 2/1/2027 (a)	2,034,000	1,940,212
PennyMac Financial Services, Inc.:
4.25%, 2/15/2029 (a)	1,694,000	1,544,217
5.38%, 10/15/2025 (a)	1,735,000	1,714,961
5.75%, 9/15/2031 (a)	1,526,000	1,417,028
7.88%, 12/15/2029 (a)	3,028,000	3,112,027
PHH Mortgage Corp. 7.88%, 3/15/2026 (a) (b)	1,544,000	1,494,469
PRA Group, Inc.:
5.00%, 10/1/2029 (a)	2,149,000	1,811,134
7.38%, 9/1/2025 (a) (b)	819,000	817,337
8.38%, 2/1/2028 (a) (b)	1,964,000	1,951,882
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.:
2.88%, 10/15/2026 (a)	4,133,000	3,818,768
3.63%, 3/1/2029 (a)	2,612,000	2,349,546
3.88%, 3/1/2031 (a)	3,462,500	3,018,088
4.00%, 10/15/2033 (a)	2,296,000	1,946,985
SLM Corp.:
3.13%, 11/2/2026	2,294,000	2,132,984
4.20%, 10/29/2025	2,231,000	2,172,838
StoneX Group, Inc.:
7.88%, 3/1/2031 (a)	2,417,000	2,451,442
8.63%, 6/15/2025 (a)	1,440,000	1,447,243
Synchrony Financial 7.25%, 2/2/2033 (b)	3,930,000	3,910,507
United Wholesale Mortgage LLC:
5.50%, 11/15/2025 (a)	2,769,000	2,744,217
5.50%, 4/15/2029 (a)	1,788,000	1,692,038
5.75%, 6/15/2027 (a)	1,850,000	1,800,254
World Acceptance Corp. 7.00%, 11/1/2026 (a) (b)	449,000	417,637
		195,456,858
ELECTRIC — 2.8%
Algonquin Power & Utilities Corp. 5 yr. CMT + 3.25%, 4.75%, 1/18/2082 (c)	3,193,000	2,814,789
Atlantica Sustainable Infrastructure PLC 4.13%, 6/15/2028 (a) (b)	921,000	846,537
Calpine Corp.:
3.75%, 3/1/2031 (a)	2,867,000	2,516,051
4.50%, 2/15/2028 (a)	3,395,000	3,227,287

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.63%, 2/1/2029 (a)	$2,316,000	$2,145,056
5.00%, 2/1/2031 (a)	2,201,000	2,024,612
5.13%, 3/15/2028 (a)	4,638,000	4,448,723
5.25%, 6/1/2026 (a)	2,214,000	2,191,528
Clearway Energy Operating LLC:
3.75%, 2/15/2031 (a) (b)	2,631,000	2,266,080
3.75%, 1/15/2032 (a) (b)	1,363,000	1,147,319
4.75%, 3/15/2028 (a)	2,922,000	2,780,049
DPL, Inc.:
4.13%, 7/1/2025 (b)	822,000	802,946
4.35%, 4/15/2029	1,842,000	1,688,322
Drax Finco PLC 6.63%, 11/1/2025 (a)	1,913,000	1,895,879
Edison International:
5 yr. CMT + 3.66%, 7.88%, 6/15/2054 (c)	964,000	993,643
5 yr. CMT + 3.86%, 8.13%, 6/15/2053 (c)	2,004,000	2,076,124
Electricite de France SA 5 yr. CMT + 5.41%, 9.13%, 3/15/2033 (a) (c)	5,014,000	5,532,698
Emera, Inc. Series 16-A, 3 mo. USD Term SOFR + 5.44%, 6.75%, 6/15/2076 (c)	4,049,000	4,016,325
FirstEnergy Corp.:
Series A, 1.60%, 1/15/2026	1,105,000	1,028,247
Series B, 2.25%, 9/1/2030 (b)	1,612,000	1,343,489
2.65%, 3/1/2030 (b)	1,679,000	1,444,830
Series C, 3.40%, 3/1/2050	1,616,000	1,110,968
Series B, 4.15%, 7/15/2027	5,711,000	5,481,132
Series C, 5.10%, 7/15/2047	1,956,000	1,719,696
Series C, 7.38%, 11/15/2031	418,000	491,167
Leeward Renewable Energy Operations LLC 4.25%, 7/1/2029 (a)	2,087,000	1,796,239
NextEra Energy Operating Partners LP:
3.88%, 10/15/2026 (a)	2,609,000	2,435,267
4.50%, 9/15/2027 (a)	1,473,000	1,380,392
7.25%, 1/15/2029 (a) (b)	3,066,000	3,140,534
NRG Energy, Inc.:
3.38%, 2/15/2029 (a)	2,018,000	1,794,870
3.63%, 2/15/2031 (a)	3,024,000	2,610,740
3.88%, 2/15/2032 (a)	1,837,000	1,576,183
5.25%, 6/15/2029 (a)	2,215,000	2,124,407
5.75%, 1/15/2028	2,744,000	2,728,963
6.63%, 1/15/2027	1,080,000	1,081,490
Pattern Energy Operations LP/Pattern Energy Operations, Inc. 4.50%, 8/15/2028 (a)	1,847,000	1,718,966
PG&E Corp.:
5.00%, 7/1/2028 (b)	2,996,000	2,901,866
Security Description	Principal Amount	Value
5.25%, 7/1/2030 (b)	$3,180,000	$3,031,017
Pike Corp.:
5.50%, 9/1/2028 (a)	1,855,000	1,773,937
8.63%, 1/31/2031 (a) (b)	1,903,000	2,023,612
Talen Energy Supply LLC 8.63%, 6/1/2030 (a)	4,575,000	4,891,224
Terraform Global Operating LP 6.13%, 3/1/2026 (a) (b)	1,348,000	1,327,847
TransAlta Corp. 7.75%, 11/15/2029	2,206,000	2,292,784
Vistra Operations Co. LLC:
4.38%, 5/1/2029 (a)	4,432,000	4,107,312
5.00%, 7/31/2027 (a)	4,521,000	4,380,713
5.50%, 9/1/2026 (a)	2,172,000	2,139,072
5.63%, 2/15/2027 (a)	4,387,000	4,319,396
7.75%, 10/15/2031 (a)	4,931,000	5,161,031
		116,771,359
ELECTRICAL COMPONENTS & EQUIPMENT — 0.5%
Energizer Holdings, Inc.:
4.38%, 3/31/2029 (a)	3,171,000	2,840,899
4.75%, 6/15/2028 (a)	2,233,000	2,070,906
6.50%, 12/31/2027 (a) (b)	1,086,000	1,080,125
EnerSys:
4.38%, 12/15/2027 (a)	1,103,000	1,043,956
6.63%, 1/15/2032 (a)	1,431,000	1,442,992
WESCO Distribution, Inc.:
6.38%, 3/15/2029 (a)	1,072,000	1,083,267
6.63%, 3/15/2032 (a)	1,545,000	1,570,616
7.13%, 6/15/2025 (a)	4,428,000	4,433,712
7.25%, 6/15/2028 (a)	3,027,000	3,090,628
		18,657,101
ELECTRONICS — 0.6%
Atkore, Inc. 4.25%, 6/1/2031 (a)	1,583,000	1,406,005
Coherent Corp. 5.00%, 12/15/2029 (a)	3,188,000	3,002,745
Imola Merger Corp. 4.75%, 5/15/2029 (a)	5,484,000	5,142,676
Likewize Corp. 9.75%, 10/15/2025 (a)	1,520,000	1,544,426
Sensata Technologies BV:
4.00%, 4/15/2029 (a)	3,535,000	3,230,036
5.00%, 10/1/2025 (a)	1,294,000	1,277,980
5.88%, 9/1/2030 (a)	1,223,000	1,196,877
Sensata Technologies, Inc.:
3.75%, 2/15/2031 (a)	2,710,000	2,345,044
4.38%, 2/15/2030 (a)	2,196,000	1,999,568
TTM Technologies, Inc. 4.00%, 3/1/2029 (a)	1,891,000	1,714,910
		22,860,267
ENERGY-ALTERNATE SOURCES — 0.2%
Sunnova Energy Corp.:
5.88%, 9/1/2026 (a) (b)	1,229,000	957,452
11.75%, 10/1/2028 (a) (b)	1,154,000	897,777

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
TerraForm Power Operating LLC:
4.75%, 1/15/2030 (a)	$2,584,000	$2,371,492
5.00%, 1/31/2028 (a)	2,361,000	2,250,671
Topaz Solar Farms LLC 5.75%, 9/30/2039 (a)	1,571,396	1,567,216
		8,044,608
ENGINEERING & CONSTRUCTION — 0.7%
AECOM 5.13%, 3/15/2027	2,035,000	2,000,710
Arcosa, Inc. 4.38%, 4/15/2029 (a)	1,400,000	1,292,242
Artera Services LLC 8.50%, 2/15/2031 (a)	1,940,277	1,988,745
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Partners 4.05%, 4/27/2026 (a) (b)	618,000	585,432
Brand Industrial Services, Inc. 10.38%, 8/1/2030 (a)	5,530,000	5,983,737
Brundage-Bone Concrete Pumping Holdings, Inc. 6.00%, 2/1/2026 (a)	1,299,000	1,282,789
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	2,100,000	1,963,689
Fluor Corp. 4.25%, 9/15/2028	1,390,000	1,299,984
Global Infrastructure Solutions, Inc.:
5.63%, 6/1/2029 (a)	1,393,000	1,279,108
7.50%, 4/15/2032 (a) (b)	1,198,000	1,171,536
Great Lakes Dredge & Dock Corp. 5.25%, 6/1/2029 (a)	1,058,000	941,588
HTA Group Ltd. 7.00%, 12/18/2025 (a) (b)	1,110,000	1,105,704
INNOVATE Corp. 8.50%, 2/1/2026 (a)	1,226,000	887,244
MasTec, Inc. 6.63%, 8/15/2029 (a)	201,000	187,903
Railworks Holdings LP/Railworks Rally, Inc. 8.25%, 11/15/2028 (a) (b)	905,000	899,425
TopBuild Corp.:
3.63%, 3/15/2029 (a)	1,234,000	1,122,126
4.13%, 2/15/2032 (a)	1,513,000	1,339,504
Tutor Perini Corp. 6.88%, 5/1/2025 (a) (b)	712,000	706,489
VM Consolidated, Inc. 5.50%, 4/15/2029 (a)	711,000	681,486
Security Description	Principal Amount	Value
Weekley Homes LLC/Weekley Finance Corp. 4.88%, 9/15/2028 (a)	$1,626,000	$1,504,050
		28,223,491
ENTERTAINMENT — 3.4%
Affinity Interactive 6.88%, 12/15/2027 (a)	2,738,000	2,562,248
Allen Media LLC/Allen Media Co.-Issuer, Inc. 10.50%, 2/15/2028 (a)	2,427,000	1,113,435
AMC Entertainment Holdings, Inc.:
7.50%, 2/15/2029 (a) (b)	3,692,000	2,492,469
10.00%, 6/15/2026 (a)	4,782,499	3,706,293
Banijay Entertainment SASU 8.13%, 5/1/2029 (a) (b)	864,000	892,417
Boyne USA, Inc. 4.75%, 5/15/2029 (a) (b)	2,106,000	1,953,231
Caesars Entertainment, Inc.:
4.63%, 10/15/2029 (a) (b)	4,154,000	3,795,925
6.25%, 7/1/2025 (a)	1,000,600	1,000,910
6.50%, 2/15/2032 (a)	4,412,000	4,455,282
7.00%, 2/15/2030 (a)	6,860,500	7,042,921
8.13%, 7/1/2027 (a)	5,118,000	5,241,395
CCM Merger, Inc. 6.38%, 5/1/2026 (a)	275,000	274,637
Cedar Fair LP 5.25%, 7/15/2029 (b)	1,543,000	1,460,943
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op:
5.38%, 4/15/2027 (b)	1,192,000	1,172,582
5.50%, 5/1/2025 (a)	3,367,000	3,357,505
6.50%, 10/1/2028	650,000	650,897
Churchill Downs, Inc.:
4.75%, 1/15/2028 (a)	3,816,000	3,632,412
5.50%, 4/1/2027 (a)	1,765,000	1,732,330
5.75%, 4/1/2030 (a)	5,247,000	5,062,043
6.75%, 5/1/2031 (a)	1,639,000	1,650,227
Cinemark USA, Inc.:
5.25%, 7/15/2028 (a) (b)	1,553,000	1,470,442
5.88%, 3/15/2026 (a)	1,621,000	1,601,386
8.75%, 5/1/2025 (a)	76,000	76,211
Empire Resorts, Inc. 7.75%, 11/1/2026 (a)	1,405,000	1,309,221
Everi Holdings, Inc. 5.00%, 7/15/2029 (a) (b)	369,000	365,188
Golden Entertainment, Inc. 7.63%, 4/15/2026 (a)	499,000	499,494
International Game Technology PLC:
4.13%, 4/15/2026 (a)	1,915,000	1,856,229
5.25%, 1/15/2029 (a)	2,103,000	2,032,676
6.25%, 1/15/2027 (a)	4,880,000	4,914,306
6.50%, 2/15/2025 (a)	842,600	845,069

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Jacobs Entertainment, Inc. 6.75%, 2/15/2029 (a)	$2,038,000	$1,975,596
Light & Wonder International, Inc.:
7.00%, 5/15/2028 (a)	2,235,000	2,253,796
7.25%, 11/15/2029 (a)	1,322,000	1,357,641
7.50%, 9/1/2031 (a)	1,889,000	1,965,542
Lions Gate Capital Holdings LLC 5.50%, 4/15/2029 (a) (b)	2,708,000	2,070,537
Live Nation Entertainment, Inc.:
3.75%, 1/15/2028 (a)	761,000	706,817
4.75%, 10/15/2027 (a) (b)	2,960,000	2,827,658
5.63%, 3/15/2026 (a)	1,706,000	1,687,763
6.50%, 5/15/2027 (a)	4,911,000	4,965,267
Merlin Entertainments Group U.S. Holdings, Inc. 7.38%, 2/15/2031 (a)	2,245,000	2,263,499
Merlin Entertainments Ltd. 5.75%, 6/15/2026 (a)	1,023,000	1,012,617
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.88%, 5/1/2029 (a)	2,908,000	2,691,906
Mohegan Tribal Gaming Authority 8.00%, 2/1/2026 (a)	4,243,000	4,139,004
Motion Bondco DAC 6.63%, 11/15/2027 (a) (b)	1,661,000	1,605,307
Odeon Finco PLC 12.75%, 11/1/2027 (a)	2,076,000	2,119,513
Ontario Gaming GTA LP/OTG Co.-Issuer, Inc. 8.00%, 8/1/2030 (a) (b)	660,000	681,582
Penn Entertainment, Inc.:
4.13%, 7/1/2029 (a)	2,150,000	1,859,449
5.63%, 1/15/2027 (a) (b)	2,022,000	1,956,649
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.:
5.63%, 9/1/2029 (a) (b)	3,260,000	2,495,074
5.88%, 9/1/2031 (a) (b)	2,826,000	2,071,034
Raptor Acquisition Corp./Raptor Co.-Issuer LLC 4.88%, 11/1/2026 (a)	485,000	466,512
Resorts World Las Vegas LLC/RWLV Capital, Inc.:
4.63%, 4/16/2029 (a) (b)	3,621,000	3,304,271
4.63%, 4/6/2031 (a) (b)	1,066,000	930,181
8.45%, 7/27/2030 (a) (b)	1,043,000	1,123,415
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc. 6.63%, 3/1/2030 (a)	2,437,000	2,356,652
Security Description	Principal Amount	Value
SeaWorld Parks & Entertainment, Inc. 5.25%, 8/15/2029 (a) (b)	$2,346,000	$2,212,536
Six Flags Entertainment Corp.:
5.50%, 4/15/2027 (a)	1,240,000	1,211,629
7.25%, 5/15/2031 (a) (b)	2,173,000	2,200,206
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	801,000	803,243
Speedway Motorsports LLC/Speedway Funding II, Inc. 4.88%, 11/1/2027 (a) (b)	1,026,000	977,255
Universal Entertainment Corp. 8.75%, 12/11/2024 (a) (f)	880,000	949,177
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	584,000	584,134
WMG Acquisition Corp.:
3.00%, 2/15/2031 (a) (b)	2,500,000	2,126,075
3.75%, 12/1/2029 (a)	1,799,000	1,611,886
3.88%, 7/15/2030 (a)	1,137,000	1,009,610
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.:
5.13%, 10/1/2029 (a)	2,544,000	2,411,407
7.13%, 2/15/2031 (a) (b)	5,711,000	5,911,970
		141,116,734
ENVIRONMENTAL CONTROL — 0.8%
Clean Harbors, Inc.:
4.88%, 7/15/2027 (a)	2,852,000	2,766,440
5.13%, 7/15/2029 (a) (b)	865,000	832,943
6.38%, 2/1/2031 (a)	914,000	920,453
Covanta Holding Corp.:
4.88%, 12/1/2029 (a) (b)	2,876,000	2,580,980
5.00%, 9/1/2030	1,702,000	1,499,122
Enviri Corp. 5.75%, 7/31/2027 (a)	1,421,000	1,337,516
GFL Environmental, Inc.:
3.50%, 9/1/2028 (a)	2,027,000	1,856,327
3.75%, 8/1/2025 (a)	2,182,000	2,127,210
4.00%, 8/1/2028 (a)	2,088,000	1,924,885
4.25%, 6/1/2025 (a)	1,092,000	1,074,768
4.38%, 8/15/2029 (a)	1,652,000	1,522,120
4.75%, 6/15/2029 (a) (b)	1,785,000	1,677,382
5.13%, 12/15/2026 (a)	4,203,000	4,128,565
6.75%, 1/15/2031 (a)	3,228,000	3,308,216
Madison IAQ LLC:
4.13%, 6/30/2028 (a)	1,400,000	1,295,126
5.88%, 6/30/2029 (a) (b)	2,833,000	2,597,181
Stericycle, Inc. 3.88%, 1/15/2029 (a)	1,690,000	1,532,644
Waste Pro USA, Inc. 5.50%, 2/15/2026 (a)	1,337,000	1,317,293
		34,299,171

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
FOOD — 2.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC:
3.25%, 3/15/2026 (a)	$3,541,000	$3,373,652
3.50%, 3/15/2029 (a)	4,364,000	3,915,512
4.63%, 1/15/2027 (a)	4,163,000	4,029,826
4.88%, 2/15/2030 (a)	2,765,000	2,628,520
5.88%, 2/15/2028 (a)	1,165,000	1,152,849
6.50%, 2/15/2028 (a) (b)	3,960,000	4,007,362
7.50%, 3/15/2026 (a)	1,624,000	1,652,712
Aragvi Finance International DAC 8.45%, 4/29/2026 (a)	57,000	44,567
B&G Foods, Inc.:
5.25%, 4/1/2025	676,000	672,613
5.25%, 9/15/2027 (b)	2,166,000	2,025,362
8.00%, 9/15/2028 (a)	1,487,000	1,550,287
C&S Group Enterprises LLC 5.00%, 12/15/2028 (a)	2,617,000	2,095,406
Chobani LLC/Chobani Finance Corp., Inc.:
4.63%, 11/15/2028 (a)	1,511,000	1,409,068
7.63%, 7/1/2029 (a) (b)	1,779,000	1,805,205
FAGE International SA/FAGE USA Dairy Industry, Inc. 5.63%, 8/15/2026 (a)	380,000	373,160
Fiesta Purchaser, Inc. 7.88%, 3/1/2031 (a) (b)	1,633,000	1,686,481
H-Food Holdings LLC/Hearthside Finance Co., Inc. 8.50%, 6/1/2026 (a)	1,268,000	88,760
Ingles Markets, Inc. 4.00%, 6/15/2031 (a)	803,000	703,123
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc. 9.00%, 2/15/2029 (a)	3,263,000	3,307,050
Lamb Weston Holdings, Inc.:
4.13%, 1/31/2030 (a)	1,957,000	1,785,508
4.38%, 1/31/2032 (a)	2,197,000	1,968,798
4.88%, 5/15/2028 (a) (b)	2,607,000	2,531,449
Performance Food Group, Inc.:
4.25%, 8/1/2029 (a)	3,187,000	2,922,893
5.50%, 10/15/2027 (a)	3,895,000	3,827,149
6.88%, 5/1/2025 (a) (b)	1,066,000	1,066,266
Pilgrim's Pride Corp.:
3.50%, 3/1/2032	1,456,300	1,235,103
4.25%, 4/15/2031	2,847,000	2,568,108
6.25%, 7/1/2033	3,877,000	3,967,954
6.88%, 5/15/2034	2,466,000	2,628,633
Post Holdings, Inc.:
4.50%, 9/15/2031 (a)	2,746,000	2,470,329
4.63%, 4/15/2030 (a)	5,775,000	5,300,815
5.50%, 12/15/2029 (a)	3,122,000	3,016,008
Security Description	Principal Amount	Value
5.63%, 1/15/2028 (a)	$2,932,000	$2,878,755
6.25%, 2/15/2032 (a)	1,085,000	1,092,562
Safeway, Inc. 7.25%, 2/1/2031	979,000	1,044,887
Sigma Holdco BV 7.88%, 5/15/2026 (a) (b)	1,854,000	1,779,858
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed 4.63%, 3/1/2029 (a)	2,357,000	2,085,026
TreeHouse Foods, Inc. 4.00%, 9/1/2028	1,338,000	1,197,898
U.S. Foods, Inc.:
4.63%, 6/1/2030 (a)	1,972,000	1,826,979
4.75%, 2/15/2029 (a)	2,804,000	2,661,276
6.88%, 9/15/2028 (a)	1,386,000	1,419,971
7.25%, 1/15/2032 (a)	420,000	436,195
United Natural Foods, Inc. 6.75%, 10/15/2028 (a) (b)	1,862,000	1,548,029
		89,781,964
FOOD SERVICE — 0.3%
Aramark Services, Inc.:
5.00%, 4/1/2025 (a)	1,121,000	1,112,660
5.00%, 2/1/2028 (a)	4,058,000	3,912,237
TKC Holdings, Inc.:
6.88%, 5/15/2028 (a)	2,790,000	2,646,984
10.50%, 5/15/2029 (a)	3,262,000	3,126,692
		10,798,573
FOREST PRODUCTS & PAPER — 0.2%
Ahlstrom Holding 3 OY 4.88%, 2/4/2028 (a) (b)	1,243,000	1,144,169
Domtar Corp. 6.75%, 10/1/2028 (a)	2,290,000	2,085,366
Glatfelter Corp. 4.75%, 11/15/2029 (a) (b)	2,396,000	2,039,092
Mercer International, Inc.:
5.13%, 2/1/2029 (b)	2,679,000	2,359,020
5.50%, 1/15/2026	1,743,000	1,699,931
12.88%, 10/1/2028 (a)	180,000	195,971
		9,523,549
GAS — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.:
5.50%, 5/20/2025	2,564,000	2,565,949
5.75%, 5/20/2027	1,765,000	1,726,700
5.88%, 8/20/2026	3,037,000	3,031,442
9.38%, 6/1/2028 (a)	3,361,000	3,463,611
		10,787,702
HAND & MACHINE TOOLS — 0.0% (d)
Werner FinCo LP/Werner FinCo, Inc.:
8.75%, 7/15/2025 (a) (b)	237,000	209,183

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
11.50%, 6/15/2028 (a)	$457,000	$498,368
14.50%, 10/15/2028 (a)	912,258	846,165
		1,553,716
HEALTH CARE PRODUCTS — 1.0%
Avantor Funding, Inc.:
3.88%, 11/1/2029 (a)	3,246,000	2,927,405
4.63%, 7/15/2028 (a)	4,136,000	3,918,488
Bausch & Lomb Corp. 8.38%, 10/1/2028 (a)	3,992,000	4,128,407
Embecta Corp. 5.00%, 2/15/2030 (a) (b)	2,744,000	2,238,912
Hologic, Inc.:
3.25%, 2/15/2029 (a)	2,888,000	2,589,930
4.63%, 2/1/2028 (a)	1,730,000	1,665,904
Medline Borrower LP:
3.88%, 4/1/2029 (a)	13,237,000	12,048,979
5.25%, 10/1/2029 (a) (b)	7,392,000	6,986,992
Medline Borrower LP/Medline Co.-Issuer, Inc. 6.25%, 4/1/2029 (a) (b)	2,250,000	2,260,147
Neogen Food Safety Corp. 8.63%, 7/20/2030 (a) (b)	1,481,000	1,592,978
Teleflex, Inc.:
4.25%, 6/1/2028 (a)	1,869,000	1,756,056
4.63%, 11/15/2027	1,191,000	1,145,242
		43,259,440
HEALTH CARE SERVICES — 3.8%
Acadia Healthcare Co., Inc.:
5.00%, 4/15/2029 (a)	944,000	896,706
5.50%, 7/1/2028 (a)	748,000	729,659
AHP Health Partners, Inc. 5.75%, 7/15/2029 (a)	555,000	505,167
Cano Health LLC 6.25%, 10/1/2028 (a) (e)	666,000	7
Catalent Pharma Solutions, Inc.:
3.13%, 2/15/2029 (a)	1,713,000	1,637,200
3.50%, 4/1/2030 (a)	1,787,000	1,708,140
5.00%, 7/15/2027 (a)	767,000	755,150
Charles River Laboratories International, Inc.:
3.75%, 3/15/2029 (a)	835,000	762,021
4.00%, 3/15/2031 (a)	1,579,000	1,410,521
4.25%, 5/1/2028 (a)	2,406,000	2,270,999
CHS/Community Health Systems, Inc.:
4.75%, 2/15/2031 (a)	3,296,000	2,543,358
5.25%, 5/15/2030 (a)	4,411,000	3,598,273
5.63%, 3/15/2027 (a)	6,099,000	5,613,032
6.00%, 1/15/2029 (a) (b)	2,675,000	2,337,067
6.13%, 4/1/2030 (a)	4,187,000	3,014,724
6.88%, 4/1/2028 (a)	2,056,000	1,445,060
6.88%, 4/15/2029 (a) (b)	4,382,000	3,284,221
8.00%, 3/15/2026 (a) (b)	3,539,500	3,532,987
8.00%, 12/15/2027 (a)	1,771,000	1,734,535
Security Description	Principal Amount	Value
10.88%, 1/15/2032 (a)	$4,621,000	$4,772,615
DaVita, Inc.:
3.75%, 2/15/2031 (a)	4,920,000	4,116,416
4.63%, 6/1/2030 (a)	8,534,000	7,638,783
Encompass Health Corp.:
4.50%, 2/1/2028	2,060,000	1,961,017
4.63%, 4/1/2031	1,757,000	1,596,744
4.75%, 2/1/2030	1,325,000	1,242,108
5.75%, 9/15/2025	450,000	448,092
Fortrea Holdings, Inc. 7.50%, 7/1/2030 (a)	2,078,000	2,146,325
Global Medical Response, Inc. 6.50%, 10/1/2025 (a)	2,657,000	2,524,177
HealthEquity, Inc. 4.50%, 10/1/2029 (a)	1,865,000	1,723,819
Heartland Dental LLC/Heartland Dental Finance Corp.:
8.50%, 5/1/2026 (a) (b)	593,000	586,809
10.50%, 4/30/2028 (a)	3,517,000	3,737,481
IQVIA, Inc.:
5.00%, 10/15/2026 (a)	3,148,000	3,081,923
5.00%, 5/15/2027 (a)	2,654,000	2,590,994
6.50%, 5/15/2030 (a)	1,402,000	1,430,979
Legacy LifePoint Health LLC 4.38%, 2/15/2027 (a) (b)	867,000	825,696
LifePoint Health, Inc.:
5.38%, 1/15/2029 (a) (b)	2,330,000	1,914,817
9.88%, 8/15/2030 (a)	3,296,000	3,447,517
11.00%, 10/15/2030 (a)	4,127,000	4,411,598
ModivCare Escrow Issuer, Inc. 5.00%, 10/1/2029 (a) (b)	2,644,000	1,916,609
ModivCare, Inc. 5.88%, 11/15/2025 (a) (b)	886,000	862,804
Molina Healthcare, Inc.:
3.88%, 11/15/2030 (a)	1,441,000	1,281,597
3.88%, 5/15/2032 (a)	1,805,000	1,573,112
4.38%, 6/15/2028 (a)	2,926,000	2,750,674
Pediatrix Medical Group, Inc. 5.38%, 2/15/2030 (a)	1,514,000	1,379,784
Prime Healthcare Services, Inc. 7.25%, 11/1/2025 (a)	3,168,000	3,160,397
Radiology Partners, Inc. 8.50%, 1/31/2029 (a)	1,738,150	1,610,117
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/1/2026 (a) (b)	4,183,000	4,190,780
Select Medical Corp. 6.25%, 8/15/2026 (a)	2,875,000	2,883,481
Star Parent, Inc. 9.00%, 10/1/2030 (a) (b)	3,726,000	3,945,685
Surgery Center Holdings, Inc.:
7.25%, 4/15/2032 (a)	1,175,000	1,185,305
10.00%, 4/15/2027 (a)	831,000	833,111
Team Health Holdings, Inc. 6.38%, 2/1/2025 (a)	1,613,000	1,487,863

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Tenet Healthcare Corp.:
4.25%, 6/1/2029	$4,046,400	$3,759,510
4.38%, 1/15/2030	5,125,000	4,739,036
4.63%, 6/15/2028	1,912,000	1,821,601
5.13%, 11/1/2027	4,085,000	3,994,313
6.13%, 10/1/2028 (b)	5,862,000	5,840,545
6.13%, 6/15/2030	5,986,000	5,979,356
6.25%, 2/1/2027	4,987,000	4,984,257
6.75%, 5/15/2031 (a)	3,238,000	3,299,263
6.88%, 11/15/2031	1,501,000	1,567,840
Toledo Hospital:
4.98%, 11/15/2045	1,072,000	767,659
Series B, 5.33%, 11/15/2028	1,157,000	1,088,772
6.02%, 11/15/2048	1,509,000	1,266,987
U.S. Acute Care Solutions LLC 6.38%, 3/1/2026 (a)	2,291,000	2,206,645
		158,353,840
HOLDING COMPANIES-DIVERSIFIED — 0.2%
Benteler International AG 10.50%, 5/15/2028 (a)	1,921,000	2,081,077
Stena International SA:
7.25%, 1/15/2031 (a)	2,250,000	2,247,030
7.63%, 2/15/2031 (a)	2,193,000	2,221,399
		6,549,506
HOME BUILDERS — 1.1%
Adams Homes, Inc. 9.25%, 10/15/2028 (a) (b)	1,645,000	1,706,145
Ashton Woods USA LLC/Ashton Woods Finance Co.:
4.63%, 8/1/2029 (a)	663,000	611,657
4.63%, 4/1/2030 (a)	1,448,000	1,321,025
6.63%, 1/15/2028 (a)	903,000	905,817
Beazer Homes USA, Inc.:
5.88%, 10/15/2027	1,267,000	1,250,985
7.25%, 10/15/2029 (b)	1,149,000	1,162,845
7.50%, 3/15/2031 (a)	775,000	782,859
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC:
4.88%, 2/15/2030 (a) (b)	2,410,000	2,160,131
5.00%, 6/15/2029 (a) (b)	1,009,000	915,002
6.25%, 9/15/2027 (a)	2,296,000	2,246,383
Century Communities, Inc.:
3.88%, 8/15/2029 (a)	1,372,000	1,235,417
6.75%, 6/1/2027	2,419,000	2,430,248
Dream Finders Homes, Inc. 8.25%, 8/15/2028 (a) (b)	1,384,000	1,444,259
Empire Communities Corp. 7.00%, 12/15/2025 (a) (b)	1,615,000	1,623,075
Forestar Group, Inc.:
3.85%, 5/15/2026 (a)	1,092,000	1,042,947
5.00%, 3/1/2028 (a) (b)	593,000	570,685
Security Description	Principal Amount	Value
Installed Building Products, Inc. 5.75%, 2/1/2028 (a)	$1,494,000	$1,457,531
KB Home:
4.00%, 6/15/2031	1,656,000	1,468,177
4.80%, 11/15/2029 (b)	584,000	556,990
6.88%, 6/15/2027	480,000	495,288
7.25%, 7/15/2030 (b)	379,000	392,383
Landsea Homes Corp. 8.88%, 4/1/2029 (a)	950,000	944,918
LGI Homes, Inc.:
4.00%, 7/15/2029 (a)	798,000	697,284
8.75%, 12/15/2028 (a)	1,230,000	1,298,794
M/I Homes, Inc.:
3.95%, 2/15/2030	921,000	828,449
4.95%, 2/1/2028	500,000	476,470
Mattamy Group Corp.:
4.63%, 3/1/2030 (a)	1,667,000	1,516,620
5.25%, 12/15/2027 (a)	2,084,000	2,021,355
New Home Co., Inc.:
8.25%, 10/15/2027 (a)	310,000	315,639
9.25%, 10/1/2029 (a)	900,000	903,672
Shea Homes LP/Shea Homes Funding Corp.:
4.75%, 2/15/2028	714,000	678,928
4.75%, 4/1/2029	684,000	642,338
STL Holding Co. LLC 8.75%, 2/15/2029 (a)	1,339,000	1,373,533
Taylor Morrison Communities, Inc.:
5.13%, 8/1/2030 (a)	1,603,000	1,532,115
5.75%, 1/15/2028 (a)	1,302,000	1,294,579
5.88%, 6/15/2027 (a)	2,249,000	2,248,685
Thor Industries, Inc. 4.00%, 10/15/2029 (a)	1,008,000	902,725
Tri Pointe Homes, Inc.:
5.25%, 6/1/2027	562,000	548,568
5.70%, 6/15/2028	1,878,000	1,847,220
Winnebago Industries, Inc. 6.25%, 7/15/2028 (a)	1,050,000	1,041,905
		46,893,646
HOME FURNISHINGS — 0.1%
Tempur Sealy International, Inc.:
3.88%, 10/15/2031 (a)	1,912,000	1,625,946
4.00%, 4/15/2029 (a) (b)	2,562,000	2,327,449
		3,953,395
HOUSEHOLD PRODUCTS — 0.2%
Coty, Inc.:
5.00%, 4/15/2026 (a)	1,400,000	1,378,706
6.50%, 4/15/2026 (a)	957,000	957,373
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC:
4.75%, 1/15/2029 (a)	1,629,000	1,540,985
6.63%, 7/15/2030 (a)	2,163,000	2,194,645

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Edgewell Personal Care Co.:
4.13%, 4/1/2029 (a)	$1,162,000	$1,066,612
5.50%, 6/1/2028 (a)	2,147,000	2,099,272
Oriflame Investment Holding PLC 5.13%, 5/4/2026 (a)	1,461,000	378,764
		9,616,357
HOUSEHOLD PRODUCTS & WARES — 0.2%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	2,335,000	2,101,523
Central Garden & Pet Co.:
4.13%, 10/15/2030	1,074,000	963,378
4.13%, 4/30/2031 (a)	1,472,000	1,299,246
5.13%, 2/1/2028	947,000	917,245
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.:
5.00%, 12/31/2026 (a)	710,000	697,348
7.00%, 12/31/2027 (a)	1,331,000	1,320,844
Spectrum Brands, Inc.:
3.88%, 3/15/2031 (a) (b)	636,000	613,734
5.00%, 10/1/2029 (a)	639,000	626,284
		8,539,602
HOUSEWARES — 0.6%
American Greetings Corp. 8.75%, 4/15/2025 (a)	104,000	104,052
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	1,752,000	1,735,689
Newell Brands, Inc.:
4.88%, 6/1/2025	1,852,000	1,825,609
5.70%, 4/1/2026	6,881,000	6,762,853
6.38%, 9/15/2027 (b)	1,830,000	1,806,228
6.63%, 9/15/2029	2,171,000	2,121,371
6.88%, 4/1/2036	2,075,000	1,842,143
7.00%, 4/1/2046	2,513,000	2,032,414
Scotts Miracle-Gro Co.:
4.00%, 4/1/2031	972,000	837,349
4.38%, 2/1/2032	1,932,000	1,666,389
4.50%, 10/15/2029 (b)	1,034,000	935,749
5.25%, 12/15/2026	369,000	363,225
SWF Escrow Issuer Corp. 6.50%, 10/1/2029 (a) (b)	2,138,000	1,579,683
		23,612,754
INSURANCE — 2.2%
Acrisure LLC/Acrisure Finance, Inc.:
4.25%, 2/15/2029 (a)	2,044,000	1,845,752
6.00%, 8/1/2029 (a) (b)	1,585,000	1,454,190
8.25%, 2/1/2029 (a)	3,525,000	3,543,612
10.13%, 8/1/2026 (a)	1,679,000	1,744,918
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
4.25%, 10/15/2027 (a)	2,683,000	2,526,957
Security Description	Principal Amount	Value
5.88%, 11/1/2029 (a)	$1,501,000	$1,396,651
6.75%, 10/15/2027 (a)	4,884,000	4,804,977
6.75%, 4/15/2028 (a)	5,467,000	5,501,278
7.00%, 1/15/2031 (a)	4,007,000	4,051,758
AmWINS Group, Inc.:
4.88%, 6/30/2029 (a)	1,729,000	1,612,863
6.38%, 2/15/2029 (a)	1,936,000	1,944,751
Ardonagh Finco Ltd. 7.75%, 2/15/2031 (a)	3,972,000	3,951,107
Ardonagh Group Finance Ltd. 8.88%, 2/15/2032 (a)	3,584,000	3,534,971
Assurant, Inc. 3 mo. USD Term SOFR + 4.14%, 7.00%, 3/27/2048 (c)	309,000	315,026
AssuredPartners, Inc.:
5.63%, 1/15/2029 (a)	1,852,000	1,705,859
7.50%, 2/15/2032 (a) (b)	1,962,000	1,927,861
BroadStreet Partners, Inc. 5.88%, 4/15/2029 (a)	1,497,000	1,385,728
Constellation Insurance, Inc.:
6.63%, 5/1/2031 (a) (b)	556,000	539,381
6.80%, 1/24/2030 (a)	1,364,000	1,335,233
Genworth Holdings, Inc. 6.50%, 6/15/2034 (b)	1,285,000	1,236,568
Global Atlantic Fin Co. 5 yr. CMT + 3.80%, 4.70%, 10/15/2051 (a) (b) (c)	2,635,900	2,388,468
GTCR AP Finance, Inc. 8.00%, 5/15/2027 (a) (b)	2,063,000	2,063,083
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC:
7.25%, 2/15/2031 (a)	4,361,000	4,383,067
8.13%, 2/15/2032 (a)	1,489,000	1,501,433
HUB International Ltd.:
5.63%, 12/1/2029 (a) (b)	1,203,000	1,128,137
7.25%, 6/15/2030 (a)	10,722,000	11,027,684
7.38%, 1/31/2032 (a)	6,065,000	6,112,004
Jones Deslauriers Insurance Management, Inc.:
8.50%, 3/15/2030 (a)	2,895,000	3,028,488
10.50%, 12/15/2030 (a) (b)	731,000	770,686
Liberty Mutual Group, Inc.:
5 yr. CMT + 3.32%, 4.13%, 12/15/2051 (a) (c)	1,897,016	1,713,385
4.30%, 2/1/2061 (a)	2,069,000	1,323,622
7.80%, 3/7/2087 (a)	908,000	946,018
Panther Escrow Issuer LLC 7.13%, 6/1/2031 (a)	6,110,000	6,219,002
Ryan Specialty LLC 4.38%, 2/1/2030 (a)	830,000	776,033
USI, Inc. 7.50%, 1/15/2032 (a)	1,637,000	1,638,784
		91,379,335

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
INTERNET — 1.7%
Acuris Finance U.S., Inc./Acuris Finance SARL 5.00%, 5/1/2028 (a)	$1,214,000	$1,104,934
ANGI Group LLC 3.88%, 8/15/2028 (a)	1,700,000	1,475,481
Arches Buyer, Inc.:
4.25%, 6/1/2028 (a)	3,041,000	2,676,141
6.13%, 12/1/2028 (a)	2,104,000	1,765,319
Cablevision Lightpath LLC:
3.88%, 9/15/2027 (a)	1,110,000	996,192
5.63%, 9/15/2028 (a)	1,646,000	1,376,747
Cars.com, Inc. 6.38%, 11/1/2028 (a)	1,377,000	1,336,778
Cogent Communications Group, Inc.:
3.50%, 5/1/2026 (a)	312,000	297,030
7.00%, 6/15/2027 (a)	903,000	898,964
EquipmentShare.com, Inc. 9.00%, 5/15/2028 (a) (b)	3,475,000	3,579,459
Gen Digital, Inc.:
5.00%, 4/15/2025 (a)	2,950,000	2,933,333
6.75%, 9/30/2027 (a)	2,994,000	3,038,281
7.13%, 9/30/2030 (a) (b)	2,162,000	2,221,304
Getty Images, Inc. 9.75%, 3/1/2027 (a) (b)	607,000	606,071
Go Daddy Operating Co. LLC/GD Finance Co., Inc.:
3.50%, 3/1/2029 (a)	1,830,000	1,650,715
5.25%, 12/1/2027 (a)	1,908,000	1,865,146
GrubHub Holdings, Inc. 5.50%, 7/1/2027 (a)	2,413,000	2,189,484
ION Trading Technologies SARL 5.75%, 5/15/2028 (a)	2,032,000	1,867,042
Match Group Holdings II LLC:
3.63%, 10/1/2031 (a)	2,104,000	1,788,253
4.13%, 8/1/2030 (a) (b)	1,309,000	1,165,455
4.63%, 6/1/2028 (a)	531,000	501,540
5.00%, 12/15/2027 (a)	1,756,000	1,686,006
5.63%, 2/15/2029 (a) (b)	2,337,000	2,270,956
Millennium Escrow Corp. 6.63%, 8/1/2026 (a)	2,155,000	1,276,234
Newfold Digital Holdings Group, Inc.:
6.00%, 2/15/2029 (a) (b)	1,960,000	1,529,094
11.75%, 10/15/2028 (a)	1,698,000	1,837,355
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.:
4.75%, 4/30/2027 (a)	844,000	864,045
6.00%, 2/15/2028 (a)	731,000	752,930
10.75%, 6/1/2028 (a) (b)	540,000	565,850
Rakuten Group, Inc.:
5 yr. CMT + 4.58%, 5.13%, 4/22/2026 (a) (b) (c)	2,426,000	2,086,360
Security Description	Principal Amount	Value
5 yr. CMT + 4.96%, 6.25%, 4/22/2031 (a) (c)	$3,751,800	$2,809,761
11.25%, 2/15/2027 (a)	6,063,000	6,421,626
Shutterfly Finance LLC 8.50%, 10/1/2027 (a)	1,883,471	1,503,292
TripAdvisor, Inc. 7.00%, 7/15/2025 (a)	632,000	633,062
Uber Technologies, Inc.:
4.50%, 8/15/2029 (a)	4,689,000	4,459,051
6.25%, 1/15/2028 (a)	1,468,000	1,475,120
7.50%, 9/15/2027 (a)	2,987,000	3,059,614
Ziff Davis, Inc. 4.63%, 10/15/2030 (a)	1,160,000	1,044,348
		69,608,373
INVESTMENT COMPANY SECURITY — 0.5%
Compass Group Diversified Holdings LLC:
5.00%, 1/15/2032 (a)	1,725,000	1,543,323
5.25%, 4/15/2029 (a)	2,644,000	2,511,350
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.38%, 2/1/2029	2,434,000	2,072,016
5.25%, 5/15/2027	5,114,100	4,738,265
6.25%, 5/15/2026	5,058,000	4,953,451
6.38%, 12/15/2025	2,243,000	2,221,355
9.75%, 1/15/2029 (a)	2,870,000	2,993,640
		21,033,400
IRON/STEEL — 0.9%
Algoma Steel, Inc. 9.13%, 4/15/2029 (a)	900,000	906,750
ATI, Inc.:
4.88%, 10/1/2029	2,546,000	2,397,212
5.13%, 10/1/2031	842,000	780,332
5.88%, 12/1/2027 (b)	965,000	950,959
7.25%, 8/15/2030	1,348,000	1,396,541
Baffinland Iron Mines Corp./Baffinland Iron Mines LP 8.75%, 7/15/2026 (a)	2,472,000	2,283,535
Big River Steel LLC/BRS Finance Corp. 6.63%, 1/31/2029 (a)	1,529,000	1,539,948
Carpenter Technology Corp.:
6.38%, 7/15/2028	365,000	363,613
7.63%, 3/15/2030	1,145,000	1,181,308
Cleveland-Cliffs Steel Corp. 7.00%, 3/15/2027	240	240
Cleveland-Cliffs, Inc.:
4.63%, 3/1/2029 (a) (b)	1,171,000	1,092,812
4.88%, 3/1/2031 (a) (b)	1,365,000	1,235,202
5.88%, 6/1/2027 (b)	892,000	891,304
6.75%, 4/15/2030 (a)	1,816,000	1,823,373
7.00%, 3/15/2032 (a) (b)	2,437,000	2,471,240
Commercial Metals Co.:
3.88%, 2/15/2031	540,000	478,413

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.13%, 1/15/2030 (b)	$571,000	$524,932
4.38%, 3/15/2032 (b)	973,000	874,785
Infrabuild Australia Pty. Ltd. 14.50%, 11/15/2028 (a)	824,000	854,447
Mineral Resources Ltd.:
8.00%, 11/1/2027 (a)	2,064,000	2,103,856
8.13%, 5/1/2027 (a)	3,260,000	3,296,545
8.50%, 5/1/2030 (a)	1,292,000	1,330,540
9.25%, 10/1/2028 (a)	5,527,388	5,818,571
TMS International Corp. 6.25%, 4/15/2029 (a) (b)	954,000	873,406
U.S. Steel Corp.:
6.65%, 6/1/2037	958,000	965,070
6.88%, 3/1/2029 (b)	855,000	861,395
		37,296,329
IT SERVICES — 0.3%
ASGN, Inc. 4.63%, 5/15/2028 (a)	1,276,000	1,207,019
Exela Intermediate LLC/Exela Finance, Inc. 11.50%, 4/15/2026 (a)	2,319,740	355,802
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	4,316,000	4,615,703
Seagate HDD Cayman:
8.25%, 12/15/2029 (a)	1,386,000	1,488,245
8.50%, 7/15/2031 (a) (b)	1,662,000	1,795,392
9.63%, 12/1/2032	2,542,085	2,898,435
		12,360,596
LEISURE TIME — 2.4%
Acushnet Co. 7.38%, 10/15/2028 (a)	1,242,000	1,286,041
Amer Sports Co. 6.75%, 2/16/2031 (a)	2,326,000	2,324,790
Carnival Corp.:
4.00%, 8/1/2028 (a)	5,903,000	5,498,644
5.75%, 3/1/2027 (a)	9,783,400	9,684,294
6.00%, 5/1/2029 (a) (b)	5,406,000	5,337,993
7.00%, 8/15/2029 (a)	1,879,000	1,961,826
7.63%, 3/1/2026 (a) (b)	3,094,000	3,126,735
10.50%, 6/1/2030 (a)	4,656,000	5,093,804
Carnival Holdings Bermuda Ltd. 10.38%, 5/1/2028 (a)	6,449,000	7,036,633
Life Time, Inc.:
5.75%, 1/15/2026 (a)	2,568,000	2,549,998
8.00%, 4/15/2026 (a) (b)	1,862,000	1,883,767
Lindblad Expeditions Holdings, Inc. 9.00%, 5/15/2028 (a)	733,000	774,532
Lindblad Expeditions LLC 6.75%, 2/15/2027 (a)	1,446,000	1,454,864
MajorDrive Holdings IV LLC 6.38%, 6/1/2029 (a) (b)	1,849,000	1,730,886
NCL Corp. Ltd.:
5.88%, 3/15/2026 (a)	5,060,000	4,996,497
Security Description	Principal Amount	Value
5.88%, 2/15/2027 (a)	$3,718,000	$3,667,733
7.75%, 2/15/2029 (a) (b)	2,448,000	2,545,479
8.13%, 1/15/2029 (a)	2,350,000	2,488,579
8.38%, 2/1/2028 (a)	1,710,000	1,804,238
NCL Finance Ltd. 6.13%, 3/15/2028 (a) (b)	835,000	824,897
Royal Caribbean Cruises Ltd.:
3.70%, 3/15/2028	1,191,000	1,107,451
4.25%, 7/1/2026 (a)	1,958,000	1,890,586
5.38%, 7/15/2027 (a)	3,303,000	3,255,371
5.50%, 8/31/2026 (a)	3,197,000	3,166,117
5.50%, 4/1/2028 (a)	4,632,000	4,575,304
6.25%, 3/15/2032 (a)	1,562,000	1,574,105
7.25%, 1/15/2030 (a)	2,794,000	2,900,256
7.50%, 10/15/2027	629,000	662,482
9.25%, 1/15/2029 (a)	3,780,000	4,055,260
Viking Cruises Ltd.:
5.88%, 9/15/2027 (a)	1,339,000	1,314,362
6.25%, 5/15/2025 (a) (b)	830,000	830,050
7.00%, 2/15/2029 (a)	1,235,000	1,240,212
9.13%, 7/15/2031 (a)	2,042,000	2,232,702
Viking Ocean Cruises Ship VII Ltd. 5.63%, 2/15/2029 (a)	1,378,000	1,340,560
Vista Outdoor, Inc. 4.50%, 3/15/2029 (a) (b)	372,000	372,644
VOC Escrow Ltd. 5.00%, 2/15/2028 (a)	2,641,000	2,543,336
		99,133,028
LODGING — 1.6%
Boyd Gaming Corp.:
4.75%, 12/1/2027	2,342,000	2,266,049
4.75%, 6/15/2031 (a)	4,334,000	3,986,153
Full House Resorts, Inc. 8.25%, 2/15/2028 (a)	1,881,000	1,796,957
Genting New York LLC/GENNY Capital, Inc. 3.30%, 2/15/2026 (a)	1,436,000	1,343,134
Hilton Domestic Operating Co., Inc.:
3.63%, 2/15/2032 (a)	4,944,000	4,259,998
3.75%, 5/1/2029 (a)	1,810,000	1,659,553
4.00%, 5/1/2031 (a)	3,230,000	2,891,754
4.88%, 1/15/2030	2,798,000	2,677,042
5.38%, 5/1/2025 (a)	1,225,000	1,222,391
5.75%, 5/1/2028 (a)	1,103,000	1,100,904
5.88%, 4/1/2029 (a) (b)	617,000	617,932
6.13%, 4/1/2032 (a)	1,442,000	1,447,436
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.:
4.88%, 7/1/2031 (a)	1,245,000	1,115,283
5.00%, 6/1/2029 (a) (b)	2,164,000	2,019,120
6.63%, 1/15/2032 (a)	4,416,000	4,429,071

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.88%, 4/1/2027	$1,465,000	$1,437,575
Marriott Ownership Resorts, Inc.:
4.50%, 6/15/2029 (a) (b)	450,000	411,372
4.75%, 1/15/2028	1,441,000	1,352,105
MGM Resorts International:
4.63%, 9/1/2026	2,089,000	2,042,165
4.75%, 10/15/2028 (b)	2,364,000	2,247,809
5.50%, 4/15/2027 (b)	2,905,000	2,880,976
5.75%, 6/15/2025	1,333,000	1,331,520
6.50%, 4/15/2032	1,350,000	1,346,585
6.75%, 5/1/2025	1,219,000	1,218,610
Station Casinos LLC:
4.50%, 2/15/2028 (a)	2,085,000	1,964,195
4.63%, 12/1/2031 (a) (b)	1,221,000	1,099,034
6.63%, 3/15/2032 (a) (b)	1,583,000	1,599,147
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.88%, 5/15/2025 (a)	1,030,000	1,025,283
Travel & Leisure Co.:
4.50%, 12/1/2029 (a)	910,000	835,371
4.63%, 3/1/2030 (a)	1,998,000	1,824,354
6.00%, 4/1/2027	1,787,000	1,783,462
6.60%, 10/1/2025	843,000	848,732
6.63%, 7/31/2026 (a)	2,819,000	2,839,381
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (a)	1,294,000	1,202,152
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.25%, 5/15/2027 (a) (b)	2,905,000	2,842,775
5.50%, 3/1/2025 (a)	1,997,000	1,995,582
		66,960,962
MACHINERY, CONSTRUCTION & MINING — 0.1%
BWX Technologies, Inc.:
4.13%, 6/30/2028 (a)	1,530,000	1,429,096
4.13%, 4/15/2029 (a)	853,000	786,782
Manitowoc Co., Inc. 9.00%, 4/1/2026 (a) (b)	1,006,000	1,006,241
Terex Corp. 5.00%, 5/15/2029 (a)	1,458,000	1,376,877
Vertiv Group Corp. 4.13%, 11/15/2028 (a)	1,638,000	1,524,012
		6,123,008
MACHINERY-DIVERSIFIED — 0.8%
ATS Corp. 4.13%, 12/15/2028 (a)	906,000	829,660
Chart Industries, Inc.:
7.50%, 1/1/2030 (a)	5,411,000	5,620,027
9.50%, 1/1/2031 (a)	2,429,000	2,644,914
Security Description	Principal Amount	Value
Esab Corp. 6.25%, 4/15/2029 (a)	$1,478,000	$1,485,892
GrafTech Finance, Inc. 4.63%, 12/15/2028 (a) (b)	1,479,000	951,367
GrafTech Global Enterprises, Inc. 9.88%, 12/15/2028 (a)	1,189,000	884,878
Husky III Holding Ltd. 13.00%, 2/15/2025 (a)	1,422,000	1,422,754
Husky Injection Molding Systems Ltd./Titan Co.-Borrower LLC 9.00%, 2/15/2029 (a)	3,035,000	3,138,918
Maxim Crane Works Holdings Capital LLC 11.50%, 9/1/2028 (a)	1,565,000	1,696,820
Mueller Water Products, Inc. 4.00%, 6/15/2029 (a)	1,201,000	1,089,523
OT Merger Corp. 7.88%, 10/15/2029 (a)	1,154,000	830,591
SPX FLOW, Inc. 8.75%, 4/1/2030 (a)	1,790,000	1,808,258
Titan Acquisition Ltd./Titan Co.-Borrower LLC 7.75%, 4/15/2026 (a)	1,356,000	1,354,929
TK Elevator Holdco GmbH 7.63%, 7/15/2028 (a)	1,503,000	1,471,632
TK Elevator U.S. Newco, Inc. 5.25%, 7/15/2027 (a)	6,033,000	5,829,447
		31,059,610
MEDIA — 7.9%
Altice Financing SA:
5.00%, 1/15/2028 (a)	4,301,000	3,536,669
5.75%, 8/15/2029 (a)	7,404,000	5,920,016
AMC Networks, Inc.:
4.25%, 2/15/2029 (b)	3,308,000	2,345,306
4.75%, 8/1/2025 (b)	2,660,500	2,657,946
10.25%, 1/15/2029 (a)	901,000	907,541
Beasley Mezzanine Holdings LLC 8.63%, 2/1/2026 (a)	1,581,000	968,473
Block Communications, Inc. 4.88%, 3/1/2028 (a)	1,568,000	1,399,393
Cable One, Inc. 4.00%, 11/15/2030 (a) (b)	2,781,000	2,169,847
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/2031 (a)	9,614,000	7,825,219
4.25%, 1/15/2034 (a)	5,288,000	3,990,959
4.50%, 8/15/2030 (a)	8,796,000	7,388,728
4.50%, 5/1/2032	8,740,000	7,020,755
4.50%, 6/1/2033 (a)	6,766,000	5,280,322
4.75%, 3/1/2030 (a)	10,606,600	9,098,235
4.75%, 2/1/2032 (a)	5,095,000	4,163,226
5.00%, 2/1/2028 (a)	7,414,000	6,903,843
5.13%, 5/1/2027 (a)	11,770,000	11,211,396

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.38%, 6/1/2029 (a)	$4,412,000	$4,038,657
5.50%, 5/1/2026 (a)	2,120,000	2,089,175
6.38%, 9/1/2029 (a) (b)	5,219,000	4,954,553
7.38%, 3/1/2031 (a)	3,637,000	3,566,151
CSC Holdings LLC:
3.38%, 2/15/2031 (a)	2,996,000	2,032,906
4.13%, 12/1/2030 (a)	3,256,000	2,315,146
4.50%, 11/15/2031 (a)	3,954,000	2,798,167
4.63%, 12/1/2030 (a)	6,540,000	3,322,451
5.00%, 11/15/2031 (a)	1,258,000	637,240
5.38%, 2/1/2028 (a)	3,404,000	2,927,883
5.50%, 4/15/2027 (a)	4,351,000	3,892,579
5.75%, 1/15/2030 (a)	7,199,000	3,808,703
6.50%, 2/1/2029 (a)	6,433,000	5,468,050
7.50%, 4/1/2028 (a) (b)	3,109,000	2,091,082
11.25%, 5/15/2028 (a)	4,303,000	4,267,715
11.75%, 1/31/2029 (a)	7,289,000	7,290,968
Cumulus Media New Holdings, Inc. 6.75%, 7/1/2026 (a)	1,448,000	850,005
Directv Financing LLC 8.88%, 2/1/2030 (a)	3,275,000	3,266,943
Directv Financing LLC/Directv Financing Co.-Obligor, Inc. 5.88%, 8/15/2027 (a)	12,388,000	11,720,658
DISH DBS Corp.:
5.13%, 6/1/2029	4,063,000	1,702,519
5.25%, 12/1/2026 (a) (b)	9,327,000	7,356,112
5.75%, 12/1/2028 (a) (b)	6,558,000	4,509,281
7.38%, 7/1/2028	3,540,000	1,686,845
7.75%, 7/1/2026	7,000,000	4,678,730
DISH Network Corp. 11.75%, 11/15/2027 (a)	9,774,000	9,984,043
Gannett Holdings LLC 6.00%, 11/1/2026 (a) (b)	1,530,000	1,403,913
GCI LLC 4.75%, 10/15/2028 (a)	881,000	808,432
Gray Television, Inc.:
4.75%, 10/15/2030 (a)	3,333,000	2,188,314
5.38%, 11/15/2031 (a) (b)	4,338,000	2,847,550
5.88%, 7/15/2026 (a) (b)	1,938,000	1,887,864
7.00%, 5/15/2027 (a) (b)	2,424,000	2,256,865
iHeartCommunications, Inc.:
4.75%, 1/15/2028 (a) (b)	1,085,000	761,160
5.25%, 8/15/2027 (a) (b)	2,597,000	1,862,465
6.38%, 5/1/2026	2,693,300	2,293,129
8.38%, 5/1/2027	2,798,000	1,558,626
LCPR Senior Secured Financing DAC:
5.13%, 7/15/2029 (a)	2,106,000	1,758,552
6.75%, 10/15/2027 (a)	5,540,000	5,192,753
Liberty Interactive LLC:
8.25%, 2/1/2030 (b)	1,363,000	835,219
8.50%, 7/15/2029	961,000	590,381
McGraw-Hill Education, Inc.:
5.75%, 8/1/2028 (a) (b)	3,333,000	3,134,487
Security Description	Principal Amount	Value
8.00%, 8/1/2029 (a)	$1,809,000	$1,703,029
Midcontinent Communications/Midcontinent Finance Corp. 5.38%, 8/15/2027 (a)	700,000	665,462
News Corp.:
3.88%, 5/15/2029 (a)	2,011,000	1,842,639
5.13%, 2/15/2032 (a)	1,103,000	1,039,313
Nexstar Media, Inc.:
4.75%, 11/1/2028 (a) (b)	3,082,000	2,809,551
5.63%, 7/15/2027 (a)	5,860,000	5,626,245
Paramount Global:
3 mo. USD Term SOFR + 3.90%, 6.25%, 2/28/2057 (c)	2,778,000	2,436,973
5 yr. CMT + 4.00%, 6.38%, 3/30/2062 (c)	2,956,974	2,727,454
Radiate Holdco LLC/Radiate Finance, Inc.:
4.50%, 9/15/2026 (a)	2,942,200	2,340,167
6.50%, 9/15/2028 (a)	2,581,000	1,224,297
Scripps Escrow II, Inc.:
3.88%, 1/15/2029 (a)	1,907,000	1,519,803
5.38%, 1/15/2031 (a)	2,245,000	1,378,520
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a) (b)	1,851,000	1,546,585
Sinclair Television Group, Inc.:
4.13%, 12/1/2030 (a) (b)	2,623,000	1,907,262
5.13%, 2/15/2027 (a)	749,000	686,264
5.50%, 3/1/2030 (a) (b)	1,636,000	1,178,738
Sirius XM Radio, Inc.:
3.13%, 9/1/2026 (a)	3,561,500	3,339,156
3.88%, 9/1/2031 (a)	4,279,000	3,566,333
4.00%, 7/15/2028 (a)	5,947,000	5,441,505
4.13%, 7/1/2030 (a)	5,619,000	4,912,411
5.00%, 8/1/2027 (a)	4,572,000	4,401,739
5.50%, 7/1/2029 (a)	3,654,000	3,479,046
Sunrise FinCo I BV 4.88%, 7/15/2031 (a) (b)	3,525,000	3,144,617
Sunrise HoldCo IV BV 5.50%, 1/15/2028 (a)	911,000	876,929
TEGNA, Inc.:
4.63%, 3/15/2028	4,128,000	3,795,737
4.75%, 3/15/2026 (a)	992,000	972,954
5.00%, 9/15/2029	4,099,000	3,676,762
Townsquare Media, Inc. 6.88%, 2/1/2026 (a) (b)	1,325,000	1,292,670
Univision Communications, Inc.:
4.50%, 5/1/2029 (a) (b)	3,278,000	2,927,320
6.63%, 6/1/2027 (a)	6,215,000	6,083,491
7.38%, 6/30/2030 (a) (b)	2,540,000	2,513,355
8.00%, 8/15/2028 (a)	4,934,250	5,028,494
Urban One, Inc. 7.38%, 2/1/2028 (a) (b)	2,206,000	1,878,188

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Videotron Ltd.:
3.63%, 6/15/2029 (a) (b)	$2,161,000	$1,951,707
5.13%, 4/15/2027 (a)	2,004,000	1,962,096
Virgin Media Finance PLC 5.00%, 7/15/2030 (a)	3,357,000	2,838,108
Virgin Media Secured Finance PLC:
4.50%, 8/15/2030 (a)	2,341,000	2,024,988
5.50%, 5/15/2029 (a)	4,934,000	4,561,039
Virgin Media Vendor Financing Notes IV DAC 5.00%, 7/15/2028 (a)	1,522,000	1,396,557
VZ Secured Financing BV 5.00%, 1/15/2032 (a)	5,089,000	4,369,110
Ziggo Bond Co. BV:
5.13%, 2/28/2030 (a) (b)	1,948,000	1,665,988
6.00%, 1/15/2027 (a) (b)	1,092,000	1,076,439
Ziggo BV 4.88%, 1/15/2030 (a)	3,826,000	3,433,261
		326,666,448
METAL FABRICATE & HARDWARE — 0.1%
Advanced Drainage Systems, Inc.:
5.00%, 9/30/2027 (a)	756,000	733,267
6.38%, 6/15/2030 (a)	903,000	907,217
Interpipe Holdings PLC 8.38%, 5/13/2026 (a)	190,000	142,304
Park-Ohio Industries, Inc. 6.63%, 4/15/2027 (b)	1,724,000	1,614,302
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (a)	1,459,000	1,336,751
		4,733,841
MINING — 1.2%
Alcoa Nederland Holding BV:
4.13%, 3/31/2029 (a) (b)	1,015,000	932,612
6.13%, 5/15/2028 (a) (b)	1,250,000	1,251,813
7.13%, 3/15/2031 (a)	2,470,000	2,516,658
Arsenal AIC Parent LLC:
8.00%, 10/1/2030 (a)	2,360,000	2,477,339
11.50%, 10/1/2031 (a)	2,208,000	2,458,564
Century Aluminum Co. 7.50%, 4/1/2028 (a) (b)	605,000	607,009
Coeur Mining, Inc. 5.13%, 2/15/2029 (a)	962,000	909,975
Compass Minerals International, Inc. 6.75%, 12/1/2027 (a)	1,405,000	1,357,005
Constellium SE:
3.75%, 4/15/2029 (a) (b)	1,127,000	1,014,818
5.63%, 6/15/2028 (a)	1,629,000	1,585,489
5.88%, 2/15/2026 (a)	1,333,000	1,323,442
Eldorado Gold Corp. 6.25%, 9/1/2029 (a) (b)	1,216,000	1,166,655
Security Description	Principal Amount	Value
FMG Resources August 2006 Pty. Ltd.:
4.38%, 4/1/2031 (a)	$3,247,000	$2,902,169
4.50%, 9/15/2027 (a)	2,110,000	2,024,482
5.88%, 4/15/2030 (a)	3,158,000	3,104,756
6.13%, 4/15/2032 (a)	1,786,000	1,765,693
Hecla Mining Co. 7.25%, 2/15/2028	2,000,000	2,008,700
Hudbay Minerals, Inc.:
4.50%, 4/1/2026 (a)	1,668,000	1,611,805
6.13%, 4/1/2029 (a)	2,157,000	2,132,324
IAMGOLD Corp. 5.75%, 10/15/2028 (a) (b)	1,447,000	1,327,391
JW Aluminum Continuous Cast Co. 10.25%, 6/1/2026 (a)	212,000	213,149
Kaiser Aluminum Corp.:
4.50%, 6/1/2031 (a) (b)	1,038,000	919,845
4.63%, 3/1/2028 (a)	1,544,000	1,451,190
New Gold, Inc. 7.50%, 7/15/2027 (a) (b)	856,000	857,729
Novelis Corp.:
3.25%, 11/15/2026 (a)	3,648,000	3,401,067
3.88%, 8/15/2031 (a)	2,690,000	2,311,652
4.75%, 1/30/2030 (a)	4,390,000	4,049,204
Perenti Finance Pty. Ltd. 6.50%, 10/7/2025 (a)	758,000	754,923
Taseko Mines Ltd. 7.00%, 2/15/2026 (a) (b)	1,320,000	1,325,610
		49,763,068
MISCELLANEOUS MANUFACTURER — 0.4%
Amsted Industries, Inc.:
4.63%, 5/15/2030 (a)	1,876,000	1,712,150
5.63%, 7/1/2027 (a)	928,000	914,609
Calderys Financing LLC 11.25%, 6/1/2028 (a)	1,458,000	1,568,648
Enpro, Inc. 5.75%, 10/15/2026	755,000	755,725
FXI Holdings, Inc.:
12.25%, 11/15/2026 (a) (b)	1,942,000	1,943,651
12.25%, 11/15/2026 (a)	1,639,000	1,637,246
Gates Global LLC/Gates Corp. 6.25%, 1/15/2026 (a) (b)	944,000	941,593
Hillenbrand, Inc.:
3.75%, 3/1/2031	1,297,500	1,123,687
5.00%, 9/15/2026	1,246,000	1,223,784
5.75%, 6/15/2025	975,000	973,732
6.25%, 2/15/2029	1,467,000	1,478,457
LSB Industries, Inc. 6.25%, 10/15/2028 (a)	2,033,000	1,957,474
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	909,000	933,352
		17,164,108

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
OFFICE & BUSINESS EQUIPMENT — 0.2%
Pitney Bowes, Inc.:
6.88%, 3/15/2027 (a)	$1,500,000	$1,370,910
7.25%, 3/15/2029 (a) (b)	1,362,000	1,216,770
Xerox Corp.:
4.80%, 3/1/2035	913,000	669,256
6.75%, 12/15/2039	1,996,000	1,715,203
Xerox Holdings Corp.:
5.00%, 8/15/2025 (a)	1,217,000	1,199,646
5.50%, 8/15/2028 (a) (b)	2,928,000	2,665,710
8.88%, 11/30/2029 (a)	1,463,000	1,490,153
		10,327,648
OFFICE FURNISHINGS — 0.1%
Interface, Inc. 5.50%, 12/1/2028 (a) (b)	589,000	564,250
Steelcase, Inc. 5.13%, 1/18/2029	2,482,000	2,346,061
		2,910,311
OIL & GAS — 6.1%
Aethon United BR LP/Aethon United Finance Corp. 8.25%, 2/15/2026 (a)	2,007,000	2,031,245
Antero Resources Corp.:
5.38%, 3/1/2030 (a)	1,462,000	1,404,470
7.63%, 2/1/2029 (a)	923,000	948,706
Ascent Resources Utica Holdings LLC/ARU Finance Corp.:
5.88%, 6/30/2029 (a)	1,414,000	1,347,669
7.00%, 11/1/2026 (a)	1,685,000	1,689,179
8.25%, 12/31/2028 (a) (b)	1,237,000	1,270,535
9.00%, 11/1/2027 (a)	14,000	17,653
Baytex Energy Corp.:
7.38%, 3/15/2032 (a)	1,962,000	1,982,836
8.50%, 4/30/2030 (a)	2,569,000	2,680,289
8.75%, 4/1/2027 (a)	1,380,000	1,440,375
Berry Petroleum Co. LLC 7.00%, 2/15/2026 (a)	1,130,000	1,115,016
Borr IHC Ltd./Borr Finance LLC:
10.00%, 11/15/2028 (a)	4,449,000	4,645,601
10.38%, 11/15/2030 (a)	1,560,000	1,626,097
California Resources Corp. 7.13%, 2/1/2026 (a)	1,400,000	1,407,476
Callon Petroleum Co.:
6.38%, 7/1/2026	1,113,000	1,124,831
7.50%, 6/15/2030 (a)	1,917,000	2,029,662
8.00%, 8/1/2028 (a)	1,793,000	1,874,097
Calumet Specialty Products Partners LP/Calumet Finance Corp.:
8.13%, 1/15/2027 (a)	1,532,000	1,494,160
9.75%, 7/15/2028 (a)	2,460,000	2,437,885
11.00%, 4/15/2025 (a)	588,000	587,306
Security Description	Principal Amount	Value
Chesapeake Energy Corp.:
5.50%, 2/1/2026 (a)	$1,582,000	$1,571,401
5.88%, 2/1/2029 (a)	1,804,000	1,788,035
6.75%, 4/15/2029 (a)	2,717,400	2,749,329
Chord Energy Corp. 6.38%, 6/1/2026 (a)	1,274,000	1,278,408
Civitas Resources, Inc.:
5.00%, 10/15/2026 (a)	1,709,000	1,671,129
8.38%, 7/1/2028 (a)	5,960,000	6,269,562
8.63%, 11/1/2030 (a)	4,298,000	4,614,075
8.75%, 7/1/2031 (a)	3,778,000	4,045,256
CNX Resources Corp.:
6.00%, 1/15/2029 (a)	1,707,000	1,672,928
7.25%, 3/1/2032 (a)	1,200,000	1,220,952
7.38%, 1/15/2031 (a) (b)	1,429,000	1,454,007
Comstock Resources, Inc.:
5.88%, 1/15/2030 (a)	3,956,000	3,582,791
6.75%, 3/1/2029 (a)	3,862,000	3,682,880
Crescent Energy Finance LLC:
7.25%, 5/1/2026 (a)	2,621,000	2,672,293
7.63%, 4/1/2032 (a) (b)	2,812,000	2,835,340
9.25%, 2/15/2028 (a)	2,658,000	2,807,592
CrownRock LP/CrownRock Finance, Inc. 5.63%, 10/15/2025 (a)	2,194,000	2,187,572
CVR Energy, Inc.:
5.75%, 2/15/2028 (a)	1,985,000	1,865,821
8.50%, 1/15/2029 (a)	2,491,000	2,522,760
Diamond Foreign Asset Co./Diamond Finance LLC 8.50%, 10/1/2030 (a)	1,470,000	1,548,895
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	2,870,000	2,900,709
Endeavor Energy Resources LP/EER Finance, Inc. 5.75%, 1/30/2028 (a)	2,891,000	2,913,232
Energean PLC 6.50%, 4/30/2027 (a)	1,076,000	1,011,236
EnQuest PLC 11.63%, 11/1/2027 (a) (b)	1,191,000	1,177,613
Global Marine, Inc. 7.00%, 6/1/2028	1,314,000	1,228,261
Gran Tierra Energy, Inc. 9.50%, 10/15/2029 (a)	1,224,000	1,144,673
Greenfire Resources Ltd. 12.00%, 10/1/2028 (a) (b)	1,441,000	1,536,034
Gulfport Energy Corp. 8.00%, 5/17/2026 (a)	2,721,997	2,763,235
Harbour Energy PLC 5.50%, 10/15/2026 (a) (b)	2,264,000	2,209,596
Hilcorp Energy I LP/Hilcorp Finance Co.:
5.75%, 2/1/2029 (a)	2,742,000	2,674,382
6.00%, 4/15/2030 (a)	485,000	474,529
6.00%, 2/1/2031 (a)	2,047,000	1,994,945

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
6.25%, 11/1/2028 (a)	$1,781,000	$1,779,540
6.25%, 4/15/2032 (a)	1,175,000	1,159,467
8.38%, 11/1/2033 (a)	2,948,000	3,190,768
Ithaca Energy North Sea PLC 9.00%, 7/15/2026 (a) (b)	725,000	731,938
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp. 6.00%, 8/1/2026 (a)	1,172,000	1,152,861
Matador Resources Co.:
5.88%, 9/15/2026 (b)	2,493,000	2,494,820
6.50%, 4/15/2032 (a)	1,072,000	1,073,876
6.88%, 4/15/2028 (a)	1,586,000	1,623,667
MEG Energy Corp.:
5.88%, 2/1/2029 (a)	1,675,000	1,647,362
7.13%, 2/1/2027 (a)	759,000	770,666
Moss Creek Resources Holdings, Inc.:
7.50%, 1/15/2026 (a)	2,553,000	2,550,013
10.50%, 5/15/2027 (a)	1,343,000	1,382,565
Murphy Oil Corp.:
5.88%, 12/1/2027	1,491,700	1,479,558
5.88%, 12/1/2042	1,280,000	1,149,837
6.38%, 7/15/2028 (b)	1,450,000	1,460,701
Nabors Industries Ltd.:
7.25%, 1/15/2026 (a)	1,042,000	1,034,466
7.50%, 1/15/2028 (a)	1,969,000	1,846,036
Nabors Industries, Inc.:
7.38%, 5/15/2027 (a)	2,236,000	2,231,930
9.13%, 1/31/2030 (a)	3,373,333	3,508,165
Noble Finance II LLC 8.00%, 4/15/2030 (a)	1,570,000	1,635,500
Northern Oil & Gas, Inc.:
8.13%, 3/1/2028 (a)	2,404,000	2,441,046
8.75%, 6/15/2031 (a)	1,965,000	2,075,688
Odfjell Rig III Ltd. 9.25%, 5/31/2028	189,744	198,218
Parkland Corp.:
4.50%, 10/1/2029 (a)	1,660,000	1,535,351
4.63%, 5/1/2030 (a)	2,993,000	2,759,277
5.88%, 7/15/2027 (a)	1,597,000	1,583,170
Patterson-UTI Energy, Inc. 5.15%, 11/15/2029 (b)	107,000	104,733
PBF Holding Co. LLC/PBF Finance Corp.:
6.00%, 2/15/2028 (b)	2,891,000	2,842,026
7.88%, 9/15/2030 (a) (b)	2,582,000	2,675,546
Permian Resources Operating LLC:
5.38%, 1/15/2026 (a)	1,467,000	1,450,306
5.88%, 7/1/2029 (a)	1,447,000	1,422,980
6.88%, 4/1/2027 (a)	583,000	583,000
7.00%, 1/15/2032 (a)	2,900,000	3,006,343
7.75%, 2/15/2026 (a)	654,000	662,476
8.00%, 4/15/2027 (a)	2,003,000	2,063,911
9.88%, 7/15/2031 (a)	1,833,000	2,041,045
Security Description	Principal Amount	Value
Petrofac Ltd. 9.75%, 11/15/2026 (a)	$757,000	$307,062
Precision Drilling Corp.:
6.88%, 1/15/2029 (a)	1,712,000	1,707,737
7.13%, 1/15/2026 (a) (b)	666,000	666,393
Purewest Resources, Inc. 11.00%, 7/12/2024 (e) (g)	16,577	—
Range Resources Corp.:
4.75%, 2/15/2030 (a) (b)	1,059,000	987,581
4.88%, 5/15/2025	2,124,000	2,108,134
8.25%, 1/15/2029	1,787,000	1,858,677
Rockcliff Energy II LLC 5.50%, 10/15/2029 (a)	2,660,000	2,487,712
Seadrill Finance Ltd. 8.38%, 8/1/2030 (a)	1,464,000	1,536,512
Sitio Royalties Operating Partnership LP/Sitio Finance Corp. 7.88%, 11/1/2028 (a)	2,066,000	2,135,004
SM Energy Co.:
5.63%, 6/1/2025 (b)	1,565,000	1,558,239
6.50%, 7/15/2028	1,326,000	1,331,808
6.63%, 1/15/2027 (b)	1,040,000	1,037,774
6.75%, 9/15/2026	2,538,000	2,542,365
Southwestern Energy Co.:
4.75%, 2/1/2032	2,961,000	2,726,015
5.38%, 2/1/2029	2,123,000	2,063,259
5.38%, 3/15/2030	4,367,000	4,207,080
8.38%, 9/15/2028	1,132,000	1,174,393
Strathcona Resources Ltd. 6.88%, 8/1/2026 (a) (b)	918,000	918,707
Sunoco LP/Sunoco Finance Corp.:
4.50%, 5/15/2029	2,567,000	2,390,185
4.50%, 4/30/2030	1,758,000	1,612,508
5.88%, 3/15/2028	1,389,000	1,378,569
6.00%, 4/15/2027	2,223,000	2,213,263
7.00%, 9/15/2028 (a)	2,548,000	2,603,852
Talos Energy Ventures GOM LLC/Talos Finance Corp. 11.75%, 4/15/2026 (a)	195,000	200,840
Talos Production, Inc.:
9.00%, 2/1/2029 (a) (b)	2,307,000	2,451,764
9.38%, 2/1/2031 (a)	4,483,000	4,771,885
Teine Energy Ltd. 6.88%, 4/15/2029 (a)	1,992,000	1,937,519
Transocean Aquila Ltd. 8.00%, 9/30/2028 (a)	1,034,000	1,061,049
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (a)	1,675,350	1,678,315
Transocean Titan Financing Ltd. 8.38%, 2/1/2028 (a)	1,466,000	1,525,696
Transocean, Inc.:
6.80%, 3/15/2038	1,745,000	1,468,993
7.25%, 11/1/2025 (a)	426,000	423,900

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
7.50%, 1/15/2026 (a)	$1,422,000	$1,412,174
7.50%, 4/15/2031	1,168,000	1,085,376
8.00%, 2/1/2027 (a) (b)	2,801,000	2,781,281
8.75%, 2/15/2030 (a)	3,947,400	4,116,388
11.50%, 1/30/2027 (a)	2,398,000	2,499,819
Valaris Ltd. 8.38%, 4/30/2030 (a)	4,700,000	4,840,389
Vermilion Energy, Inc. 6.88%, 5/1/2030 (a)	1,547,000	1,508,944
Viper Energy, Inc.:
5.38%, 11/1/2027 (a)	395,000	386,812
7.38%, 11/1/2031 (a)	2,163,000	2,249,369
Vital Energy, Inc.:
7.75%, 7/31/2029 (a)	1,805,000	1,819,693
7.88%, 4/15/2032 (a) (b)	2,179,000	2,215,171
9.75%, 10/15/2030	1,143,000	1,249,390
10.13%, 1/15/2028 (b)	0	—
W&T Offshore, Inc. 11.75%, 2/1/2026 (a)	692,000	716,967
		252,527,974
OIL & GAS SERVICES — 0.8%
Archrock Partners LP/Archrock Partners Finance Corp.:
6.25%, 4/1/2028 (a)	1,667,000	1,645,712
6.88%, 4/1/2027 (a)	1,671,000	1,675,679
Bristow Group, Inc. 6.88%, 3/1/2028 (a) (b)	892,000	874,338
CGG SA 8.75%, 4/1/2027 (a) (b)	1,206,000	1,092,769
Crane NXT Co. 4.20%, 3/15/2048	1,684,000	1,187,523
CSI Compressco LP/CSI Compressco Finance, Inc. 7.50%, 4/1/2025 (a)	952,000	952,000
Enerflex Ltd. 9.00%, 10/15/2027 (a)	2,731,000	2,805,283
Helix Energy Solutions Group, Inc. 9.75%, 3/1/2029 (a)	2,040,000	2,182,066
KLX Energy Services Holdings, Inc. 11.50%, 11/1/2025 (a)	85,000	84,964
Kodiak Gas Services LLC 7.25%, 2/15/2029 (a)	1,681,000	1,713,611
Nine Energy Service, Inc. 13.00%, 2/1/2028	1,029,000	841,280
Oceaneering International, Inc. 6.00%, 2/1/2028	1,883,000	1,859,255
Solaris Midstream Holdings LLC 7.63%, 4/1/2026 (a)	2,000,000	2,021,980
USA Compression Partners LP/USA Compression Finance Corp.:
6.88%, 4/1/2026	2,628,000	2,628,000
6.88%, 9/1/2027	2,071,000	2,073,754
Security Description	Principal Amount	Value
7.13%, 3/15/2029 (a)	$3,435,000	$3,473,919
Weatherford International Ltd. 8.63%, 4/30/2030 (a)	4,480,000	4,676,986
Welltec International ApS 8.25%, 10/15/2026 (a) (b)	451,000	460,223
		32,249,342
PACKAGING & CONTAINERS — 2.6%
ARD Finance SA 6.50%, 6/30/2027 (a)	2,577,000	869,171
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.25%, 9/1/2028 (a) (b)	1,911,000	1,650,932
4.00%, 9/1/2029 (a) (b)	2,977,000	2,400,147
6.00%, 6/15/2027 (a)	2,496,000	2,429,082
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.13%, 8/15/2026 (a) (b)	4,290,200	3,891,769
5.25%, 4/30/2025 (a)	1,065,000	1,028,012
5.25%, 8/15/2027 (a) (b)	5,721,000	3,595,686
Ball Corp.:
2.88%, 8/15/2030	4,839,000	4,132,700
3.13%, 9/15/2031 (b)	3,024,000	2,576,871
6.00%, 6/15/2029	1,720,000	1,735,944
6.88%, 3/15/2028	1,312,000	1,345,876
Berry Global, Inc.:
4.50%, 2/15/2026 (a)	1,260,000	1,226,396
5.63%, 7/15/2027 (a) (b)	1,125,000	1,111,129
Cascades, Inc./Cascades USA, Inc. 5.38%, 1/15/2028 (a)	2,061,000	1,980,992
Clearwater Paper Corp. 4.75%, 8/15/2028 (a)	968,000	900,114
Clydesdale Acquisition Holdings, Inc.:
6.63%, 4/15/2029 (a) (b)	2,467,000	2,463,719
8.75%, 4/15/2030 (a)	3,654,000	3,589,836
Crown Americas LLC 5.25%, 4/1/2030	2,724,000	2,628,306
Crown Americas LLC/Crown Americas Capital Corp. V 4.25%, 9/30/2026	498,000	482,597
Crown Americas LLC/Crown Americas Capital Corp. VI 4.75%, 2/1/2026	1,852,000	1,821,868
Crown Cork & Seal Co., Inc. 7.38%, 12/15/2026	334,000	349,928
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	1,835,000	1,664,620
Graphic Packaging International LLC:
3.50%, 3/15/2028 (a)	1,186,000	1,095,307
3.50%, 3/1/2029 (a)	840,000	755,462
3.75%, 2/1/2030 (a)	1,622,000	1,444,861

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.75%, 7/15/2027 (a)	$610,000	$591,346
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co.-Issuer LLC 6.00%, 9/15/2028 (a)	3,317,000	3,162,627
LABL, Inc.:
5.88%, 11/1/2028 (a)	2,943,000	2,711,974
6.75%, 7/15/2026 (a) (b)	1,915,000	1,890,469
8.25%, 11/1/2029 (a) (b)	1,313,000	1,123,665
9.50%, 11/1/2028 (a)	2,307,000	2,336,045
10.50%, 7/15/2027 (a) (b)	2,039,000	2,022,545
Mauser Packaging Solutions Holding Co.:
7.88%, 8/15/2026 (a)	9,108,000	9,281,234
9.25%, 4/15/2027 (a)	5,284,879	5,242,283
OI European Group BV 4.75%, 2/15/2030 (a)	1,384,000	1,276,519
Owens-Brockway Glass Container, Inc.:
6.38%, 8/15/2025 (a)	1,926,000	1,935,977
6.63%, 5/13/2027 (a) (b)	2,209,000	2,209,906
7.25%, 5/15/2031 (a) (b)	1,470,000	1,496,431
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc. 4.38%, 10/15/2028 (a)	2,075,000	1,937,158
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC 4.00%, 10/15/2027 (a)	2,587,000	2,416,698
Sealed Air Corp.:
4.00%, 12/1/2027 (a)	1,408,000	1,320,549
5.00%, 4/15/2029 (a)	1,711,000	1,642,184
5.50%, 9/15/2025 (a)	1,614,000	1,608,480
6.88%, 7/15/2033 (a)	1,386,000	1,445,515
Sealed Air Corp./Sealed Air Corp. U.S.:
6.13%, 2/1/2028 (a)	1,790,000	1,795,173
7.25%, 2/15/2031 (a)	884,000	919,855
Silgan Holdings, Inc. 4.13%, 2/1/2028	1,429,000	1,352,477
Trident TPI Holdings, Inc. 12.75%, 12/31/2028 (a)	2,679,000	2,859,484
TriMas Corp. 4.13%, 4/15/2029 (a) (b)	1,692,000	1,536,776
Trivium Packaging Finance BV:
5.50%, 8/15/2026 (a)	2,881,300	2,836,294
8.50%, 8/15/2027 (a) (b)	1,885,000	1,862,305
		105,985,294
PHARMACEUTICALS — 2.0%
180 Medical, Inc. 3.88%, 10/15/2029 (a)	1,074,000	967,792
AdaptHealth LLC:
4.63%, 8/1/2029 (a)	2,405,000	2,067,699
5.13%, 3/1/2030 (a) (b)	2,300,000	2,006,014
Security Description	Principal Amount	Value
6.13%, 8/1/2028 (a) (b)	$1,342,000	$1,260,084
Bausch Health Americas, Inc.:
8.50%, 1/31/2027 (a) (b)	1,042,000	617,208
9.25%, 4/1/2026 (a)	2,970,000	2,788,325
Bausch Health Cos., Inc.:
4.88%, 6/1/2028 (a)	5,199,000	2,832,987
5.00%, 1/30/2028 (a)	1,819,000	817,077
5.00%, 2/15/2029 (a)	1,338,000	565,425
5.25%, 1/30/2030 (a)	2,744,000	1,155,444
5.25%, 2/15/2031 (a)	1,042,000	442,631
5.50%, 11/1/2025 (a)	5,730,400	5,407,206
5.75%, 8/15/2027 (a)	2,234,000	1,285,935
6.13%, 2/1/2027 (a)	4,004,000	2,497,655
6.25%, 2/15/2029 (a)	1,805,000	783,334
9.00%, 12/15/2025 (a)	1,782,000	1,698,709
11.00%, 9/30/2028 (a)	6,215,000	4,148,140
14.00%, 10/15/2030 (a)	1,345,000	789,999
BellRing Brands, Inc. 7.00%, 3/15/2030 (a)	2,078,000	2,140,776
Cheplapharm Arzneimittel GmbH 5.50%, 1/15/2028 (a)	2,192,000	2,101,536
Elanco Animal Health, Inc. 6.65%, 8/28/2028	1,811,000	1,842,185
Grifols SA 4.75%, 10/15/2028 (a) (b)	3,514,000	2,907,940
Herbalife Nutrition Ltd./HLF Financing, Inc. 7.88%, 9/1/2025 (a)	2,276,000	2,275,841
HLF Financing SARL LLC/Herbalife International, Inc. 4.88%, 6/1/2029 (a) (b)	2,919,000	2,029,960
Jazz Securities DAC 4.38%, 1/15/2029 (a)	4,453,000	4,147,836
Kedrion SpA 6.50%, 9/1/2029 (a) (b)	3,392,000	3,092,351
Mallinckrodt CB LLC:
Zero Coupon, 4/15/2025	500,000	392,500
Zero Coupon, 12/1/2028	696,000	630,179
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 14.75%, 11/14/2028 (a)	2,228,000	2,443,002
Option Care Health, Inc. 4.38%, 10/31/2029 (a)	1,040,000	954,460
Organon & Co./Organon Foreign Debt Co.-Issuer BV:
4.13%, 4/30/2028 (a)	6,381,000	5,944,412
5.13%, 4/30/2031 (a)	5,975,000	5,291,520
Owens & Minor, Inc.:
4.50%, 3/31/2029 (a) (b)	1,574,000	1,440,934
6.63%, 4/1/2030 (a) (b)	2,365,000	2,346,742
P&L Development LLC/PLD Finance Corp. 7.75%, 11/15/2025 (a) (b)	2,497,000	2,083,122

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Perrigo Finance Unlimited Co.:
4.38%, 3/15/2026	$3,494,000	$3,401,234
4.65%, 6/15/2030 (b)	2,400,000	2,206,536
4.90%, 12/15/2044	325,000	260,254
Prestige Brands, Inc.:
3.75%, 4/1/2031 (a)	1,229,000	1,070,312
5.13%, 1/15/2028 (a)	331,000	322,186
		81,457,482
PIPELINES — 5.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.38%, 6/15/2029 (a)	1,892,000	1,819,896
5.75%, 3/1/2027 (a)	1,823,000	1,798,572
5.75%, 1/15/2028 (a)	1,807,000	1,778,467
6.63%, 2/1/2032 (a)	2,528,000	2,538,795
7.88%, 5/15/2026 (a)	996,000	1,015,741
Blue Racer Midstream LLC/Blue Racer Finance Corp.:
6.63%, 7/15/2026 (a)	1,561,000	1,557,753
7.63%, 12/15/2025 (a)	250,000	252,030
Buckeye Partners LP:
3.95%, 12/1/2026	1,353,000	1,293,590
4.13%, 12/1/2027	1,361,000	1,282,647
4.50%, 3/1/2028 (a)	1,363,000	1,294,945
5.60%, 10/15/2044	1,290,000	1,029,562
5.85%, 11/15/2043	1,509,500	1,300,329
CNX Midstream Partners LP 4.75%, 4/15/2030 (a)	1,027,000	914,451
CQP Holdco LP/BIP-V Chinook Holdco LLC:
5.50%, 6/15/2031 (a)	4,422,000	4,177,242
7.50%, 12/15/2033 (a)	296,000	305,194
Delek Logistics Partners LP/Delek Logistics Finance Corp.:
7.13%, 6/1/2028 (a)	1,719,000	1,679,274
8.63%, 3/15/2029 (a)	2,096,000	2,140,603
DT Midstream, Inc.:
4.13%, 6/15/2029 (a)	2,682,000	2,469,881
4.38%, 6/15/2031 (a)	2,639,000	2,390,301
Energy Transfer LP 5 yr. CMT + 4.02%, 8.00%, 5/15/2054 (c)	3,731,000	3,900,872
EnLink Midstream LLC:
5.38%, 6/1/2029	200,000	196,270
5.63%, 1/15/2028 (a)	1,459,000	1,445,752
6.50%, 9/1/2030 (a)	3,201,000	3,292,196
EnLink Midstream Partners LP:
4.85%, 7/15/2026	2,908,000	2,850,683
5.05%, 4/1/2045 (b)	1,488,000	1,229,609
5.45%, 6/1/2047	1,495,000	1,298,871
5.60%, 4/1/2044 (b)	1,440,000	1,280,880
Security Description	Principal Amount	Value
EQM Midstream Partners LP:
4.13%, 12/1/2026	$1,488,000	$1,433,271
4.50%, 1/15/2029 (a)	2,594,000	2,433,354
4.75%, 1/15/2031 (a)	3,443,000	3,206,363
5.50%, 7/15/2028	1,851,000	1,825,530
6.00%, 7/1/2025 (a)	2,335,000	2,336,448
6.38%, 4/1/2029 (a)	1,284,000	1,293,027
6.50%, 7/1/2027 (a)	2,930,000	2,958,274
6.50%, 7/15/2048	1,639,000	1,643,196
7.50%, 6/1/2027 (a)	1,755,000	1,799,261
7.50%, 6/1/2030 (a)	1,968,000	2,103,890
FTAI Infra Escrow Holdings LLC 10.50%, 6/1/2027 (a)	2,367,000	2,461,372
Genesis Energy LP/Genesis Energy Finance Corp.:
6.25%, 5/15/2026	88,000	87,435
7.75%, 2/1/2028	2,591,000	2,604,188
8.00%, 1/15/2027	3,735,000	3,772,910
8.25%, 1/15/2029	1,760,000	1,807,362
8.88%, 4/15/2030	1,500,000	1,570,740
Global Partners LP/GLP Finance Corp.:
6.88%, 1/15/2029	2,042,000	2,029,074
7.00%, 8/1/2027 (b)	754,000	755,787
8.25%, 1/15/2032 (a)	1,055,000	1,094,573
Harvest Midstream I LP 7.50%, 9/1/2028 (a)	2,794,000	2,827,891
Hess Midstream Operations LP:
4.25%, 2/15/2030 (a)	1,859,000	1,708,849
5.13%, 6/15/2028 (a) (b)	1,599,000	1,546,665
5.50%, 10/15/2030 (a)	1,496,000	1,450,028
5.63%, 2/15/2026 (a)	1,996,000	1,979,513
Howard Midstream Energy Partners LLC:
6.75%, 1/15/2027 (a)	1,709,000	1,704,557
8.88%, 7/15/2028 (a)	988,000	1,044,286
ITT Holdings LLC 6.50%, 8/1/2029 (a)	4,076,000	3,721,877
Kinetik Holdings LP:
5.88%, 6/15/2030 (a)	3,182,000	3,111,869
6.63%, 12/15/2028 (a)	2,637,000	2,682,093
Martin Midstream Partners LP/Martin Midstream Finance Corp. 11.50%, 2/15/2028 (a)	768,000	816,599
New Fortress Energy, Inc.:
6.50%, 9/30/2026 (a)	6,372,000	6,136,873
6.75%, 9/15/2025 (a)	3,190,400	3,168,610
8.75%, 3/15/2029 (a) (b)	2,892,000	2,881,791
NGL Energy Operating LLC/NGL Energy Finance Corp.:
8.13%, 2/15/2029 (a) (b)	2,331,000	2,387,573
8.38%, 2/15/2032 (a)	6,475,000	6,639,530

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
NGL Energy Partners LP/NGL Energy Finance Corp. 7.50%, 4/15/2026	$576,000	$575,821
Northriver Midstream Finance LP 5.63%, 2/15/2026 (a)	2,025,000	2,004,750
NuStar Logistics LP:
5.63%, 4/28/2027	2,414,000	2,390,512
5.75%, 10/1/2025	2,224,000	2,214,681
6.00%, 6/1/2026	1,526,000	1,521,315
6.38%, 10/1/2030	2,059,000	2,077,819
Prairie Acquiror LP 9.00%, 8/1/2029 (a)	1,883,500	1,943,621
Rockies Express Pipeline LLC:
3.60%, 5/15/2025 (a)	1,527,000	1,490,489
4.80%, 5/15/2030 (a)	883,000	816,925
4.95%, 7/15/2029 (a)	1,123,000	1,050,342
6.88%, 4/15/2040 (a)	1,580,000	1,550,470
7.50%, 7/15/2038 (a)	1,405,000	1,443,399
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 9.00%, 10/15/2026 (a) (f)	3,402,000	3,441,395
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.:
5.50%, 1/15/2028 (a)	3,036,000	2,926,977
6.00%, 3/1/2027 (a)	1,897,000	1,867,369
6.00%, 12/31/2030 (a)	2,681,000	2,545,824
6.00%, 9/1/2031 (a)	1,970,000	1,836,532
7.38%, 2/15/2029 (a)	2,546,000	2,560,538
TransMontaigne Partners LP/TLP Finance Corp. 6.13%, 2/15/2026	1,063,000	1,017,918
Venture Global Calcasieu Pass LLC:
3.88%, 8/15/2029 (a)	4,311,000	3,881,021
3.88%, 11/1/2033 (a)	3,115,000	2,648,622
4.13%, 8/15/2031 (a)	4,238,000	3,774,151
6.25%, 1/15/2030 (a)	3,631,000	3,655,473
Venture Global LNG, Inc.:
8.13%, 6/1/2028 (a)	8,474,000	8,645,514
8.38%, 6/1/2031 (a)	7,646,000	7,892,966
9.50%, 2/1/2029 (a)	9,958,000	10,735,023
9.88%, 2/1/2032 (a)	5,976,000	6,442,487
		210,511,019
REAL ESTATE — 0.6%
Anywhere Real Estate Group LLC/Anywhere Co.-Issuer Corp. 7.00%, 4/15/2030 (a)	1,794,600	1,595,651
Cushman & Wakefield U.S. Borrower LLC:
6.75%, 5/15/2028 (a) (b)	3,016,000	2,978,421
8.88%, 9/1/2031 (a) (b)	1,194,000	1,265,568
Security Description	Principal Amount	Value
Five Point Operating Co. LP/Five Point Capital Corp. 10.50%, 1/15/2028 (a)	$1,343,117	$1,384,163
Greystar Real Estate Partners LLC 7.75%, 9/1/2030 (a)	1,248,000	1,306,544
Howard Hughes Corp.:
4.13%, 2/1/2029 (a)	2,763,000	2,483,909
4.38%, 2/1/2031 (a)	1,353,000	1,174,309
5.38%, 8/1/2028 (a)	2,644,000	2,538,980
Hunt Cos., Inc. 5.25%, 4/15/2029 (a)	1,303,000	1,190,512
Kennedy-Wilson, Inc.:
4.75%, 3/1/2029	2,446,000	2,015,308
4.75%, 2/1/2030 (b)	2,168,000	1,730,996
5.00%, 3/1/2031 (b)	2,247,000	1,744,391
Newmark Group, Inc. 7.50%, 1/12/2029 (a)	2,171,000	2,232,244
Realogy Group LLC/Realogy Co.-Issuer Corp.:
5.25%, 4/15/2030 (a) (b)	1,415,000	961,974
5.75%, 1/15/2029 (a) (b)	1,771,000	1,254,754
		25,857,724
REAL ESTATE INVESTMENT TRUSTS — 3.7%
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/2029 (a)	1,506,000	1,269,317
Blackstone Mortgage Trust, Inc. 3.75%, 1/15/2027 (a) (b)	1,611,000	1,436,770
Brandywine Operating Partnership LP:
3.95%, 11/15/2027	1,271,000	1,138,867
4.55%, 10/1/2029	1,221,000	1,065,579
8.05%, 3/15/2028	1,500,000	1,521,240
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC:
4.50%, 4/1/2027 (a)	2,290,000	2,089,900
5.75%, 5/15/2026 (a)	2,739,000	2,694,793
CTR Partnership LP/CareTrust Capital Corp. 3.88%, 6/30/2028 (a)	1,042,000	967,132
Diversified Healthcare Trust:
Zero Coupon, 1/15/2026 (a)	2,421,000	2,054,267
4.38%, 3/1/2031	1,528,000	1,140,255
4.75%, 2/15/2028	883,000	712,590
9.75%, 6/15/2025	2,665,000	2,665,933
Global Net Lease, Inc./Global Net Lease Operating Partnership LP 3.75%, 12/15/2027 (a)	2,442,000	2,094,088
HAT Holdings I LLC/HAT Holdings II LLC:
3.38%, 6/15/2026 (a) (b)	3,698,000	3,481,445

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.75%, 9/15/2030 (a) (b)	$1,065,000	$894,717
6.00%, 4/15/2025 (a)	1,325,000	1,318,680
8.00%, 6/15/2027 (a)	2,517,000	2,627,295
Hudson Pacific Properties LP:
3.25%, 1/15/2030	1,785,000	1,376,199
3.95%, 11/1/2027	1,904,000	1,691,133
4.65%, 4/1/2029 (b)	1,200,000	1,024,836
5.95%, 2/15/2028 (b)	1,630,000	1,507,065
Iron Mountain Information Management Services, Inc. 5.00%, 7/15/2032 (a)	2,319,000	2,116,714
Iron Mountain, Inc.:
REIT, 4.50%, 2/15/2031 (a)	3,841,000	3,470,190
4.88%, 9/15/2027 (a)	2,621,000	2,531,073
4.88%, 9/15/2029 (a)	3,013,000	2,825,350
5.00%, 7/15/2028 (a)	1,819,000	1,738,673
5.25%, 3/15/2028 (a)	2,549,000	2,466,693
5.25%, 7/15/2030 (a)	4,729,000	4,473,492
5.63%, 7/15/2032 (a) (b)	2,119,000	2,001,141
7.00%, 2/15/2029 (a)	3,514,000	3,582,699
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
4.25%, 2/1/2027 (a)	3,027,000	2,829,973
4.75%, 6/15/2029 (a)	2,056,000	1,867,979
5.25%, 10/1/2025 (a)	861,000	846,260
MPT Operating Partnership LP/MPT Finance Corp.:
3.50%, 3/15/2031 (b)	3,669,100	2,543,493
4.63%, 8/1/2029	2,435,000	1,866,549
5.00%, 10/15/2027 (b)	3,599,000	3,038,024
5.25%, 8/1/2026 (b)	1,164,000	1,065,118
Necessity Retail REIT, Inc./American Finance Operating Partner LP 4.50%, 9/30/2028 (a) (b)	1,840,000	1,575,224
Office Properties Income Trust:
2.40%, 2/1/2027	1,220,000	600,923
2.65%, 6/15/2026	1,137,000	656,811
3.45%, 10/15/2031	1,232,000	522,023
4.50%, 2/1/2025	187,600	155,288
9.00%, 3/31/2029 (a)	654,000	602,916
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer:
4.88%, 5/15/2029 (a)	2,759,000	2,568,629
5.88%, 10/1/2028 (a)	2,694,000	2,647,313
7.50%, 6/1/2025 (a)	610,000	611,568
RHP Hotel Properties LP/RHP Finance Corp.:
4.50%, 2/15/2029 (a)	2,251,000	2,101,466
4.75%, 10/15/2027	1,885,000	1,815,406
6.50%, 4/1/2032 (a) (b)	2,015,000	2,020,763
7.25%, 7/15/2028 (a)	1,000,000	1,030,770
Security Description	Principal Amount	Value
Rithm Capital Corp.:
6.25%, 10/15/2025 (a)	$1,463,000	$1,452,057
8.00%, 4/1/2029 (a)	3,537,000	3,432,694
RLJ Lodging Trust LP:
3.75%, 7/1/2026 (a)	1,231,000	1,172,515
4.00%, 9/15/2029 (a)	2,234,000	1,970,857
SBA Communications Corp.:
3.13%, 2/1/2029	5,554,000	4,922,399
3.88%, 2/15/2027	3,665,000	3,491,242
Service Properties Trust:
3.95%, 1/15/2028	573,000	490,161
4.38%, 2/15/2030	2,586,000	1,963,058
4.50%, 3/15/2025	1,122,000	1,095,195
4.75%, 10/1/2026	2,587,000	2,401,900
4.95%, 2/15/2027	960,000	888,298
4.95%, 10/1/2029	2,267,000	1,854,429
5.25%, 2/15/2026	1,161,000	1,123,790
5.50%, 12/15/2027	1,548,000	1,477,256
7.50%, 9/15/2025	3,206,000	3,247,037
8.63%, 11/15/2031 (a)	1,774,000	1,893,461
Starwood Property Trust, Inc.:
3.63%, 7/15/2026 (a) (b)	2,348,000	2,201,673
4.38%, 1/15/2027 (a)	2,205,000	2,074,199
4.75%, 3/15/2025	727,300	714,674
7.25%, 4/1/2029 (a)	1,867,000	1,881,656
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6.00%, 1/15/2030 (a)	2,694,000	2,011,179
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC:
4.75%, 4/15/2028 (a)	2,176,000	1,898,886
6.50%, 2/15/2029 (a) (b)	4,342,000	3,369,392
10.50%, 2/15/2028 (a)	8,238,000	8,545,689
Vornado Realty LP:
2.15%, 6/1/2026	1,911,000	1,734,462
3.40%, 6/1/2031	592,000	468,432
XHR LP:
4.88%, 6/1/2029 (a) (b)	1,928,000	1,785,386
6.38%, 8/15/2025 (a)	1,612,000	1,612,903
		152,119,502
RETAIL — 6.1%
1011778 BC ULC/New Red Finance, Inc.:
3.50%, 2/15/2029 (a) (b)	2,712,000	2,476,788
3.88%, 1/15/2028 (a)	4,741,000	4,455,924
4.00%, 10/15/2030 (a)	8,583,000	7,647,453
4.38%, 1/15/2028 (a)	3,938,000	3,722,591
5.75%, 4/15/2025 (a)	1,564,000	1,560,215
99 Escrow Issuer, Inc. 7.50%, 1/15/2026 (a)	1,374,000	467,737
Abercrombie & Fitch Management Co. 8.75%, 7/15/2025 (a)	393,000	397,441

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Academy Ltd. 6.00%, 11/15/2027 (a)	$1,137,000	$1,120,184
Advance Auto Parts, Inc.:
1.75%, 10/1/2027	1,322,000	1,154,899
5.90%, 3/9/2026	1,035,000	1,034,617
Arko Corp. 5.13%, 11/15/2029 (a) (b)	1,370,000	1,135,716
Asbury Automotive Group, Inc.:
4.50%, 3/1/2028	1,259,000	1,196,780
4.63%, 11/15/2029 (a) (b)	2,631,000	2,434,201
4.75%, 3/1/2030	3,140,000	2,889,302
5.00%, 2/15/2032 (a)	1,619,000	1,466,636
At Home Group, Inc. 4.88%, 7/15/2028 (a)	200,000	93,970
Bath & Body Works, Inc.:
5.25%, 2/1/2028	2,922,000	2,859,352
6.63%, 10/1/2030 (a) (b)	3,156,000	3,229,345
6.69%, 1/15/2027	1,537,000	1,568,662
6.75%, 7/1/2036 (b)	1,549,000	1,563,963
6.88%, 11/1/2035	1,903,000	1,944,010
6.95%, 3/1/2033	1,165,000	1,162,216
7.50%, 6/15/2029 (b)	1,398,000	1,456,185
9.38%, 7/1/2025 (a)	200,000	208,596
BCPE Ulysses Intermediate, Inc. 7.75%, 4/1/2027 (a)	1,581,000	1,565,111
Beacon Roofing Supply, Inc.:
4.13%, 5/15/2029 (a)	1,040,000	942,874
4.50%, 11/15/2026 (a)	1,268,000	1,232,547
6.50%, 8/1/2030 (a)	1,682,000	1,707,701
Bloomin' Brands, Inc./OSI Restaurant Partners LLC 5.13%, 4/15/2029 (a) (b)	798,000	740,855
BlueLinx Holdings, Inc. 6.00%, 11/15/2029 (a)	1,516,000	1,470,399
Brinker International, Inc. 8.25%, 7/15/2030 (a)	328,000	345,535
Carrols Restaurant Group, Inc. 5.88%, 7/1/2029 (a)	317,600	322,005
Carvana Co.:
12.00%, 12/1/2028 (a)	5,866,618	5,735,734
13.00%, 6/1/2030 (a)	4,163,529	4,080,258
14.00%, 6/1/2031 (a)	6,142,092	6,174,338
CEC Entertainment LLC 6.75%, 5/1/2026 (a)	2,840,000	2,815,462
Dave & Buster's, Inc. 7.63%, 11/1/2025 (a)	1,603,000	1,615,568
eG Global Finance PLC 12.00%, 11/30/2028 (a)	3,653,000	3,885,221
Evergreen Acqco 1 LP/TVI, Inc. 9.75%, 4/26/2028 (a)	1,442,000	1,550,871
Ferrellgas LP/Ferrellgas Finance Corp.:
5.38%, 4/1/2026 (a)	1,832,000	1,792,282
5.88%, 4/1/2029 (a) (b)	2,735,000	2,607,440
Security Description	Principal Amount	Value
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.:
4.63%, 1/15/2029 (a) (b)	$3,537,200	$3,246,796
6.75%, 1/15/2030 (a)	3,391,000	3,043,728
FirstCash, Inc.:
4.63%, 9/1/2028 (a)	1,648,000	1,551,394
5.63%, 1/1/2030 (a)	1,900,000	1,807,489
6.88%, 3/1/2032 (a)	2,133,000	2,134,450
Foot Locker, Inc. 4.00%, 10/1/2029 (a) (b)	1,242,000	1,045,839
Foundation Building Materials, Inc. 6.00%, 3/1/2029 (a)	887,000	816,271
Gap, Inc.:
3.63%, 10/1/2029 (a)	2,297,000	2,012,241
3.88%, 10/1/2031 (a)	2,588,000	2,188,930
Global Auto Holdings Ltd./AAG FH U.K. Ltd.:
8.38%, 1/15/2029 (a)	1,750,000	1,710,869
8.75%, 1/15/2032 (a)	1,705,000	1,650,304
GPS Hospitality Holding Co. LLC/GPS Finco, Inc. 7.00%, 8/15/2028 (a) (b)	1,227,000	999,453
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	2,002,000	1,845,103
Guitar Center, Inc. 8.50%, 1/15/2026 (a) (b)	1,582,000	1,396,257
GYP Holdings III Corp. 4.63%, 5/1/2029 (a)	973,000	905,717
IRB Holding Corp. 7.00%, 6/15/2025 (a)	2,042,000	2,044,614
Ken Garff Automotive LLC 4.88%, 9/15/2028 (a)	1,790,000	1,656,287
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 4.75%, 6/1/2027 (a)	3,109,800	3,023,037
Kohl's Corp.:
4.25%, 7/17/2025	337,000	329,643
4.63%, 5/1/2031	1,942,400	1,635,268
5.55%, 7/17/2045	1,307,000	959,416
LBM Acquisition LLC 6.25%, 1/15/2029 (a) (b)	3,110,000	2,916,465
LCM Investments Holdings II LLC:
4.88%, 5/1/2029 (a)	3,615,000	3,322,040
8.25%, 8/1/2031 (a)	2,984,000	3,119,295
Lithia Motors, Inc.:
3.88%, 6/1/2029 (a) (b)	2,270,000	2,048,039
4.38%, 1/15/2031 (a)	1,738,000	1,556,970
4.63%, 12/15/2027 (a)	2,769,000	2,657,935
LSF9 Atlantis Holdings LLC/Victra Finance Corp. 7.75%, 2/15/2026 (a)	1,916,000	1,901,822

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Macy's Retail Holdings LLC:
4.30%, 2/15/2043	$840,000	$703,651
4.50%, 12/15/2034	1,160,000	1,023,909
5.13%, 1/15/2042	988,000	857,861
5.88%, 4/1/2029 (a) (b)	1,541,000	1,513,601
5.88%, 3/15/2030 (a) (b)	1,197,000	1,164,130
6.13%, 3/15/2032 (a)	1,634,000	1,584,277
Marks & Spencer PLC 7.13%, 12/1/2037 (a)	254,000	269,291
Michaels Cos., Inc.:
5.25%, 5/1/2028 (a)	3,508,000	2,979,695
7.88%, 5/1/2029 (a)	3,586,000	2,689,285
Murphy Oil USA, Inc.:
3.75%, 2/15/2031 (a)	2,731,000	2,385,365
4.75%, 9/15/2029	1,477,000	1,401,392
5.63%, 5/1/2027	750,000	742,717
NMG Holding Co., Inc./Neiman Marcus Group LLC 7.13%, 4/1/2026 (a)	4,702,000	4,609,324
Nordstrom, Inc.:
4.00%, 3/15/2027	551,000	525,290
4.25%, 8/1/2031	1,619,000	1,418,956
4.38%, 4/1/2030	1,969,000	1,779,740
5.00%, 1/15/2044	2,563,000	1,979,072
6.95%, 3/15/2028	1,223,000	1,227,036
Papa John's International, Inc. 3.88%, 9/15/2029 (a)	1,696,000	1,505,149
Park River Holdings, Inc.:
5.63%, 2/1/2029 (a)	1,439,000	1,225,424
6.75%, 8/1/2029 (a)	1,219,000	1,084,227
Patrick Industries, Inc.:
4.75%, 5/1/2029 (a) (b)	350,000	326,763
7.50%, 10/15/2027 (a)	829,000	836,884
Penske Automotive Group, Inc.:
3.50%, 9/1/2025	663,000	645,450
3.75%, 6/15/2029	2,727,000	2,444,265
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/2028 (a)	4,526,000	4,226,469
7.75%, 2/15/2029 (a) (b)	3,797,000	3,697,519
QVC, Inc.:
4.38%, 9/1/2028	1,514,000	1,213,017
4.45%, 2/15/2025 (b)	2,010,000	1,946,946
4.75%, 2/15/2027 (b)	1,676,000	1,490,735
5.45%, 8/15/2034 (b)	1,413,000	938,529
5.95%, 3/15/2043	945,000	597,609
Raising Cane's Restaurants LLC 9.38%, 5/1/2029 (a)	2,748,000	2,970,038
Sally Holdings LLC/Sally Capital, Inc. 6.75%, 3/1/2032	2,367,000	2,348,703
Sizzling Platter LLC/Sizzling Platter Finance Corp. 8.50%, 11/28/2025 (a) (b)	390,000	393,288
Security Description	Principal Amount	Value
Sonic Automotive, Inc.:
4.63%, 11/15/2029 (a) (b)	$2,836,000	$2,546,501
4.88%, 11/15/2031 (a) (b)	1,609,000	1,407,521
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.38%, 9/30/2026 (a)	1,222,000	1,212,652
SRS Distribution, Inc.:
4.63%, 7/1/2028 (a)	2,764,000	2,786,748
6.00%, 12/1/2029 (a)	2,028,000	2,070,791
6.13%, 7/1/2029 (a)	1,818,000	1,854,415
Staples, Inc.:
7.50%, 4/15/2026 (a)	6,899,000	6,732,734
10.75%, 4/15/2027 (a) (b)	4,245,000	4,038,014
Suburban Propane Partners LP/Suburban Energy Finance Corp.:
5.00%, 6/1/2031 (a)	1,949,000	1,775,714
5.88%, 3/1/2027	2,387,000	2,354,203
Superior Plus LP/Superior General Partner, Inc. 4.50%, 3/15/2029 (a)	2,527,000	2,335,428
Victoria's Secret & Co. 4.63%, 7/15/2029 (a) (b)	2,659,000	2,182,135
Walgreen Co. 4.40%, 9/15/2042	560,000	464,016
Walgreens Boots Alliance, Inc.:
3.20%, 4/15/2030	2,047,000	1,782,753
3.45%, 6/1/2026	4,630,000	4,417,344
4.10%, 4/15/2050	2,274,000	1,671,413
4.50%, 11/18/2034	1,372,000	1,224,208
4.65%, 6/1/2046	458,000	387,912
4.80%, 11/18/2044 (b)	2,066,000	1,743,332
White Cap Buyer LLC 6.88%, 10/15/2028 (a)	1,626,000	1,595,301
White Cap Parent LLC 8.25%, 3/15/2026 (a)	778,000	777,199
Yum! Brands, Inc.:
3.63%, 3/15/2031	3,082,000	2,727,354
4.63%, 1/31/2032	1,996,000	1,844,883
4.75%, 1/15/2030 (a)	4,525,000	4,292,913
5.35%, 11/1/2043	494,000	474,319
5.38%, 4/1/2032	2,041,000	1,977,219
6.88%, 11/15/2037	544,000	598,585
		253,377,870
SEMICONDUCTORS — 0.4%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a) (b)	1,093,000	1,098,225
ams-OSRAM AG 12.25%, 3/30/2029 (a) (b)	2,237,000	2,247,447
Entegris, Inc.:
3.63%, 5/1/2029 (a)	902,000	810,149
4.38%, 4/15/2028 (a) (b)	2,938,000	2,766,333
4.75%, 4/15/2029 (a)	4,931,000	4,730,653
5.95%, 6/15/2030 (a)	1,421,000	1,404,658

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	$2,320,000	$2,131,755
Synaptics, Inc. 4.00%, 6/15/2029 (a) (b)	1,315,000	1,183,658
		16,372,878
SOFTWARE — 2.5%
ACI Worldwide, Inc. 5.75%, 8/15/2026 (a)	1,061,000	1,045,860
Alteryx, Inc. 8.75%, 3/15/2028 (a)	1,097,000	1,128,385
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a) (b)	7,475,000	6,844,409
Boxer Parent Co., Inc.:
7.13%, 10/2/2025 (a)	1,876,000	1,876,750
9.13%, 3/1/2026 (a)	484,000	484,687
Camelot Finance SA 4.50%, 11/1/2026 (a)	2,528,000	2,432,239
Capstone Borrower, Inc. 8.00%, 6/15/2030 (a)	374,000	387,842
Castle U.S. Holding Corp. 9.50%, 2/15/2028 (a)	765,000	380,213
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc. 8.00%, 6/15/2029 (a)	1,705,000	1,766,090
Central Parent, Inc./CDK Global, Inc. 7.25%, 6/15/2029 (a)	3,535,000	3,611,285
Clarivate Science Holdings Corp.:
3.88%, 7/1/2028 (a)	2,305,000	2,132,747
4.88%, 7/1/2029 (a) (b)	2,727,000	2,522,720
Cloud Software Group, Inc.:
6.50%, 3/31/2029 (a)	12,066,500	11,458,228
9.00%, 9/30/2029 (a)	12,320,000	11,821,040
Consensus Cloud Solutions, Inc.:
6.00%, 10/15/2026 (a) (b)	966,000	921,825
6.50%, 10/15/2028 (a) (b)	1,836,000	1,631,800
Dun & Bradstreet Corp. 5.00%, 12/15/2029 (a) (b)	1,459,000	1,347,868
Elastic NV 4.13%, 7/15/2029 (a)	2,251,000	2,024,212
Fair Isaac Corp.:
4.00%, 6/15/2028 (a)	1,537,000	1,436,373
5.25%, 5/15/2026 (a)	2,655,000	2,624,175
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL 4.63%, 5/1/2028 (a) (b)	1,104,000	990,023
MicroStrategy, Inc. 6.13%, 6/15/2028 (a)	1,510,000	1,458,630
Open Text Corp.:
3.88%, 2/15/2028 (a)	2,347,000	2,173,252
3.88%, 12/1/2029 (a)	2,856,000	2,547,181
Security Description	Principal Amount	Value
Open Text Holdings, Inc.:
4.13%, 2/15/2030 (a)	$2,737,000	$2,453,009
4.13%, 12/1/2031 (a) (b)	3,537,000	3,102,656
PTC, Inc. 4.00%, 2/15/2028 (a)	2,115,000	1,976,975
Rackspace Technology Global, Inc. 3.50%, 2/15/2028 (a)	2,042,000	612,151
RingCentral, Inc. 8.50%, 8/15/2030 (a)	1,922,000	1,997,611
ROBLOX Corp. 3.88%, 5/1/2030 (a)	2,900,000	2,555,393
Rocket Software, Inc. 6.50%, 2/15/2029 (a)	1,703,000	1,456,320
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	5,961,000	5,824,434
Twilio, Inc.:
3.63%, 3/15/2029	2,533,000	2,278,611
3.88%, 3/15/2031	1,163,000	1,016,415
UKG, Inc. 6.88%, 2/1/2031 (a)	4,158,000	4,237,044
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.50%, 9/1/2025 (a)	6,616,000	6,064,623
West Technology Group LLC 8.50%, 4/10/2027 (a)	1,596,000	1,359,058
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.88%, 2/1/2029 (a)	1,587,000	1,427,300
		101,409,434
TELECOMMUNICATIONS — 4.3%
Altice France Holding SA:
6.00%, 2/15/2028 (a)	3,523,000	965,126
10.50%, 5/15/2027 (a)	5,228,000	1,930,544
Altice France SA:
5.13%, 1/15/2029 (a) (b)	2,185,000	1,502,187
5.13%, 7/15/2029 (a) (b)	9,204,000	6,224,941
5.50%, 1/15/2028 (a) (b)	3,429,000	2,445,528
5.50%, 10/15/2029 (a)	5,226,000	3,517,777
8.13%, 2/1/2027 (a) (b)	5,567,000	4,344,598
British Telecommunications PLC:
5 yr. CMT + 2.99%, 4.25%, 11/23/2081 (a) (b) (c)	2,123,000	2,001,182
5 yr. CMT + 3.49%, 4.88%, 11/23/2081 (a) (b) (c)	1,116,000	995,360
C&W Senior Finance Ltd. 6.88%, 9/15/2027 (a)	3,338,000	3,156,813
Ciena Corp. 4.00%, 1/31/2030 (a) (b)	1,233,000	1,099,688
CommScope Technologies LLC:
5.00%, 3/15/2027 (a)	1,663,000	634,667
6.00%, 6/15/2025 (a) (b)	5,324,000	4,605,952

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
CommScope, Inc.:
4.75%, 9/1/2029 (a)	$4,048,000	$2,924,194
6.00%, 3/1/2026 (a) (b)	5,067,000	4,630,073
7.13%, 7/1/2028 (a)	1,334,000	529,518
8.25%, 3/1/2027 (a)	2,275,000	1,063,608
Connect Finco SARL/Connect U.S. Finco LLC 6.75%, 10/1/2026 (a)	6,421,000	6,302,597
Consolidated Communications, Inc.:
5.00%, 10/1/2028 (a)	1,780,000	1,483,755
6.50%, 10/1/2028 (a) (b)	2,111,000	1,852,656
Embarq Corp. 8.00%, 6/1/2036	3,622,000	1,969,173
Frontier Communications Holdings LLC:
5.00%, 5/1/2028 (a)	3,937,000	3,654,796
5.88%, 10/15/2027 (a)	4,092,000	3,960,729
5.88%, 11/1/2029 (b)	2,361,400	1,993,636
6.00%, 1/15/2030 (a) (b)	4,158,000	3,525,236
6.75%, 5/1/2029 (a) (b)	3,589,000	3,198,014
8.63%, 3/15/2031 (a) (b)	2,320,000	2,368,674
8.75%, 5/15/2030 (a)	4,711,000	4,824,676
Frontier Florida LLC Series E, 6.86%, 2/1/2028 (b)	1,371,000	1,329,390
GoTo Group, Inc. 5.50%, 5/1/2028 (a)	2,199,669	1,720,161
Hughes Satellite Systems Corp.:
5.25%, 8/1/2026	916,000	764,677
6.63%, 8/1/2026	1,645,000	969,431
Iliad Holding SASU:
6.50%, 10/15/2026 (a)	4,064,000	4,022,385
7.00%, 10/15/2028 (a)	3,688,000	3,651,157
Intelsat Jackson Holdings SA 6.50%, 3/15/2030 (a)	9,452,000	8,805,767
Level 3 Financing, Inc.:
3.40%, 3/1/2027 (a)	1,695,000	1,308,642
3.63%, 1/15/2029 (a)	1,759,000	794,558
3.75%, 7/15/2029 (a)	2,647,000	1,194,882
3.88%, 11/15/2029 (a)	1,873,000	1,040,077
4.25%, 7/1/2028 (a)	2,749,000	1,293,569
4.63%, 9/15/2027 (a)	3,179,000	2,108,567
10.50%, 5/15/2030 (a) (b)	3,207,000	3,310,554
Lumen Technologies, Inc.:
4.00%, 2/15/2027 (a)	3,207,000	1,980,194
4.50%, 1/15/2029 (a)	819,200	283,017
5.13%, 12/15/2026 (a) (b)	269,000	182,740
Series G, 6.88%, 1/15/2028	168,000	88,247
Series P, 7.60%, 9/15/2039	719,000	258,229
Series U, 7.65%, 3/15/2042	1,567,000	554,546
Millicom International Cellular SA:
4.50%, 4/27/2031 (a) (b)	2,262,000	1,934,485
5.13%, 1/15/2028 (a) (b)	1,992,600	1,891,535
Security Description	Principal Amount	Value
6.25%, 3/25/2029 (a) (b)	$1,287,000	$1,253,049
Qwest Corp. 7.25%, 9/15/2025	1,022,000	1,005,699
RCN Corp. Zero Coupon, 4/15/2023 (g)	3,000	—
Rogers Communications, Inc. 5 yr. CMT + 3.59%, 5.25%, 3/15/2082 (a) (c)	2,645,000	2,530,207
Telecom Italia Capital SA:
6.00%, 9/30/2034	2,152,000	1,967,380
6.38%, 11/15/2033	3,014,000	2,852,148
7.20%, 7/18/2036	4,242,000	4,142,992
7.72%, 6/4/2038	3,056,000	3,057,528
Telesat Canada/Telesat LLC:
4.88%, 6/1/2027 (a)	1,197,000	671,720
5.63%, 12/6/2026 (a)	1,523,200	908,741
6.50%, 10/15/2027 (a)	1,228,000	524,823
U.S. Cellular Corp. 6.70%, 12/15/2033	1,763,000	1,727,669
Viasat, Inc.:
5.63%, 9/15/2025 (a)	923,000	899,491
5.63%, 4/15/2027 (a) (b)	1,966,000	1,860,603
6.50%, 7/15/2028 (a) (b)	2,749,000	2,122,393
7.50%, 5/30/2031 (a) (b)	1,821,000	1,321,664
Viavi Solutions, Inc. 3.75%, 10/1/2029 (a)	2,242,000	1,924,802
Vmed O2 U.K. Financing I PLC:
4.25%, 1/31/2031 (a)	3,582,000	3,034,491
4.75%, 7/15/2031 (a)	4,646,000	4,004,945
7.75%, 4/15/2032 (a)	2,448,000	2,458,184
Vodafone Group PLC:
5 yr. CMT + 2.45%, 3.25%, 6/4/2081 (c)	1,680,000	1,569,977
5 yr. CMT + 2.77%, 4.13%, 6/4/2081 (c)	3,550,700	3,060,384
5 yr. CMT + 3.07%, 5.13%, 6/4/2081 (c)	3,238,000	2,453,044
5 yr. USD Swap + 4.87%, 7.00%, 4/4/2079 (c)	5,779,000	5,950,290
Windstream Escrow LLC/Windstream Escrow Finance Corp. 7.75%, 8/15/2028 (a)	5,497,000	5,093,685
Zayo Group Holdings, Inc.:
4.00%, 3/1/2027 (a) (b)	5,154,000	4,239,371
6.13%, 3/1/2028 (a) (b)	2,707,000	1,879,984
		179,707,772
TEXTILES — 0.0% (d)
Eagle Intermediate Global Holding BV/Eagle U.S. Finance LLC 7.50%, 5/1/2025 (a) (b)	1,813,000	1,150,167

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
TRANSPORTATION — 0.5%
Cargo Aircraft Management, Inc. 4.75%, 2/1/2028 (a) (b)	$2,549,000	$2,303,506
Carriage Purchaser, Inc. 7.88%, 10/15/2029 (a) (b)	678,000	609,922
Danaos Corp. 8.50%, 3/1/2028 (a)	1,320,000	1,350,505
First Student Bidco, Inc./First Transit Parent, Inc. 4.00%, 7/31/2029 (a)	1,675,000	1,483,112
GN Bondco LLC 9.50%, 10/15/2031 (a) (b)	2,848,000	2,844,468
Rand Parent LLC 8.50%, 2/15/2030 (a) (b)	3,300,000	3,265,053
RXO, Inc. 7.50%, 11/15/2027 (a)	948,000	973,293
Watco Cos. LLC/Watco Finance Corp. 6.50%, 6/15/2027 (a)	1,999,000	1,975,092
XPO CNW, Inc. 6.70%, 5/1/2034	889,000	926,107
XPO, Inc.:
7.13%, 6/1/2031 (a)	1,220,000	1,252,464
7.13%, 2/1/2032 (a) (b)	2,287,000	2,353,941
		19,337,463
TRUCKING & LEASING — 0.3%
AerCap Global Aviation Trust 3 mo. USD Term SOFR + 4.56%, 6.50%, 6/15/2045 (a) (c)	2,251,000	2,240,915
Fortress Transportation & Infrastructure Investors LLC:
5.50%, 5/1/2028 (a)	3,805,000	3,687,844
6.50%, 10/1/2025 (a)	3,178,000	3,172,121
7.88%, 12/1/2030 (a)	1,864,833	1,960,256
9.75%, 8/1/2027 (a)	1,492,000	1,545,966
		12,607,102
TOTAL CORPORATE BONDS & NOTES (Cost $4,041,020,627)		4,069,870,591
	Shares
COMMON STOCKS — 0.0% (d)
CHEMICALS — 0.0% (d)
Venator Materials PLC (h)	9	7,290
ENERGY EQUIPMENT & SERVICES — 0.0%
Tapstone Energy Holdings III LLC (g) (h)	158	—
OIL, GAS & CONSUMABLE FUELS — 0.0% (d)
Baytex Energy Corp.	2,052	7,449
TOTAL COMMON STOCKS (Cost $164,697)		14,739
Security Description	Shares	Value
PREFERRED STOCKS — 0.0%
ENERGY EQUIPMENT & SERVICES — 0.0%
Tapstone Energy LLC / Tapstone Energy Finance Corp. (g) (h) (Cost $854)	324	$—
SHORT-TERM INVESTMENTS — 8.9%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (i) (j)	14,898,859	14,903,328
State Street Navigator Securities Lending Portfolio II (k) (l)	352,747,763	352,747,763
TOTAL SHORT-TERM INVESTMENTS (Cost $367,651,316)		367,651,091
TOTAL INVESTMENTS — 107.3% (Cost $4,408,837,494)		4,437,536,421
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.3)%		(300,485,130)
NET ASSETS — 100.0%		$4,137,051,291
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 81.0% of net assets as of March 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at March 31, 2024.
(c)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Amount is less than 0.05% of net assets.
(e)	Security is currently in default and/or issuer is in bankruptcy.
(f)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2024. Maturity date shown is the final maturity.
(g)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2024, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(h)	Non-income producing security.
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(j)	The rate shown is the annualized seven-day yield at March 31, 2024.

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

(k)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(l)	Investment of cash collateral for securities loaned.
CMT	Constant Maturity Treasury
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$4,069,870,591	$0(a)	$4,069,870,591
Common Stocks	7,449	7,290	0(a)	14,739
Preferred Stocks	—	—	0(a)	0
Short-Term Investments	367,651,091	—	—	367,651,091
TOTAL INVESTMENTS	$367,658,540	$4,069,877,881	$0	$4,437,536,421
(a)	The Fund held Level 3 securities that were valued at $0 at March 31, 2024.

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	3,574,207	$3,574,921	$395,764,508	$384,430,171	$(5,702)	$(228)	14,898,859	$14,903,328	$832,253
State Street Navigator Securities Lending Portfolio II	94,889,135	94,889,135	684,615,234	426,756,606	—	—	352,747,763	352,747,763	1,619,185
Total		$98,464,056	$1,080,379,742	$811,186,777	$(5,702)	$(228)		$367,651,091	$2,451,438
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.3%
ADVERTISING — 0.1%
Interpublic Group of Cos., Inc.:
2.40%, 3/1/2031 (a)	$996,000	$834,976
4.65%, 10/1/2028 (a)	310,000	304,705
4.75%, 3/30/2030 (a)	1,563,000	1,532,506
5.38%, 6/15/2033 (a)	1,396,000	1,392,929
Omnicom Group, Inc.:
2.45%, 4/30/2030	941,000	808,272
2.60%, 8/1/2031 (a)	1,769,000	1,497,671
4.20%, 6/1/2030	1,818,000	1,731,736
Omnicom Group, Inc./Omnicom Capital, Inc. 3.60%, 4/15/2026 (a)	2,075,000	2,015,821
WPP Finance 2010 3.75%, 9/19/2024	1,162,500	1,149,945
		11,268,561
AEROSPACE & DEFENSE — 1.5%
Boeing Co.:
2.20%, 2/4/2026	11,705,000	10,960,913
2.25%, 6/15/2026 (a)	1,997,000	1,854,654
2.60%, 10/30/2025	1,750,000	1,665,702
2.70%, 2/1/2027	856,000	788,547
2.75%, 2/1/2026 (a)	2,724,000	2,583,251
2.80%, 3/1/2027	1,531,000	1,416,711
2.95%, 2/1/2030	1,872,000	1,616,266
3.10%, 5/1/2026 (a)	2,471,000	2,346,462
3.20%, 3/1/2029	2,132,821	1,906,635
3.25%, 2/1/2028	3,210,000	2,954,612
3.25%, 3/1/2028	1,631,000	1,494,975
3.45%, 11/1/2028 (a)	1,930,000	1,762,592
3.63%, 2/1/2031	2,704,000	2,380,926
4.88%, 5/1/2025	5,413,000	5,352,970
5.04%, 5/1/2027	2,762,000	2,709,301
5.15%, 5/1/2030	7,345,000	7,108,124
6.13%, 2/15/2033 (a)	1,530,000	1,562,191
Collins Aerospace 3.50%, 3/15/2027	50,142	47,421
General Dynamics Corp.:
1.15%, 6/1/2026	1,624,000	1,496,581
2.13%, 8/15/2026	807,000	756,595
2.25%, 6/1/2031	2,047,000	1,734,853
2.63%, 11/15/2027 (a)	1,354,000	1,257,744
3.25%, 4/1/2025	1,326,000	1,300,435
3.50%, 5/15/2025	655,000	643,609
3.50%, 4/1/2027 (a)	2,064,000	1,994,216
3.63%, 4/1/2030	1,556,000	1,463,651
3.75%, 5/15/2028 (a)	95,000	92,077
HEICO Corp. 5.25%, 8/1/2028 (a)	1,724,000	1,734,758
Hexcel Corp.:
4.20%, 2/15/2027	1,671,000	1,593,783
4.95%, 8/15/2025	2,250,000	2,230,920
Security Description	Principal Amount	Value
Howmet Aerospace, Inc.:
3.00%, 1/15/2029	$2,013,000	$1,819,571
6.75%, 1/15/2028	1,727,000	1,805,527
L3 Technologies, Inc. 4.40%, 6/15/2028	24,000	22,631
L3Harris Technologies, Inc.:
1.80%, 1/15/2031	1,990,000	1,614,169
2.90%, 12/15/2029	1,197,000	1,066,659
3.83%, 4/27/2025	1,383,000	1,360,014
3.85%, 12/15/2026	1,396,000	1,350,714
4.40%, 6/15/2028	2,234,000	2,176,513
5.05%, 6/1/2029	1,180,000	1,176,118
5.25%, 6/1/2031	1,804,000	1,801,114
5.40%, 1/15/2027	1,639,000	1,650,309
5.40%, 7/31/2033	2,335,000	2,350,738
Lockheed Martin Corp.:
1.85%, 6/15/2030	1,286,000	1,085,140
3.55%, 1/15/2026	1,530,000	1,493,540
3.90%, 6/15/2032 (a)	1,786,000	1,677,447
4.45%, 5/15/2028	1,138,000	1,127,519
4.50%, 2/15/2029	2,033,000	2,016,207
4.95%, 10/15/2025 (a)	1,535,000	1,534,156
5.25%, 1/15/2033 (a)	1,522,000	1,563,977
Northrop Grumman Corp.:
3.20%, 2/1/2027	1,477,000	1,412,440
3.25%, 1/15/2028	13,000	12,284
4.60%, 2/1/2029 (a)	2,103,000	2,080,498
4.70%, 3/15/2033	1,793,000	1,751,169
4.90%, 6/1/2034 (a)	1,784,000	1,752,798
7.75%, 2/15/2031	438,000	499,920
Northrop Grumman Systems Corp. 7.75%, 2/15/2031	2,000	2,310
RTX Corp.:
1.90%, 9/1/2031	2,142,000	1,726,195
2.25%, 7/1/2030	1,824,000	1,558,280
2.38%, 3/15/2032	1,917,000	1,581,046
2.65%, 11/1/2026	1,521,000	1,434,288
3.13%, 5/4/2027 (a)	1,755,000	1,662,318
3.50%, 3/15/2027 (a)	2,120,000	2,037,023
3.95%, 8/16/2025	2,198,000	2,161,975
4.13%, 11/16/2028 (a)	4,216,000	4,080,582
5.00%, 2/27/2026	1,729,000	1,725,991
5.15%, 2/27/2033	2,069,000	2,073,945
5.75%, 11/8/2026	1,650,000	1,676,070
5.75%, 1/15/2029	1,949,000	2,017,293
6.00%, 3/15/2031 (a)	1,767,000	1,857,877
7.20%, 8/15/2027	905,000	968,811
7.50%, 9/15/2029 (a)	1,868,000	2,081,269
		131,657,920
AGRICULTURE — 1.3%
Altria Group, Inc.:
2.35%, 5/6/2025	1,559,000	1,508,629
2.45%, 2/4/2032	3,053,000	2,479,341
2.63%, 9/16/2026	1,517,000	1,429,151

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.40%, 5/6/2030	$1,575,000	$1,431,707
4.40%, 2/14/2026	1,920,000	1,891,526
4.80%, 2/14/2029	2,995,000	2,964,900
6.20%, 11/1/2028	1,649,000	1,718,654
6.88%, 11/1/2033	1,731,000	1,882,618
Archer-Daniels-Midland Co.:
2.50%, 8/11/2026 (a)	1,887,000	1,784,404
2.90%, 3/1/2032	397,000	342,420
3.25%, 3/27/2030 (a)	2,024,000	1,851,434
5.94%, 10/1/2032	1,497,000	1,594,185
BAT Capital Corp.:
2.26%, 3/25/2028	348,000	310,120
2.73%, 3/25/2031 (a)	1,969,000	1,657,268
3.22%, 9/6/2026	1,653,000	1,573,606
3.46%, 9/6/2029	1,778,000	1,622,425
4.70%, 4/2/2027 (a)	2,179,000	2,143,875
4.74%, 3/16/2032	1,894,000	1,811,933
4.91%, 4/2/2030 (a)	4,460,000	4,363,664
5.83%, 2/20/2031	1,323,000	1,340,252
6.00%, 2/20/2034	6,217,000	6,292,847
6.34%, 8/2/2030	1,807,000	1,883,292
6.42%, 8/2/2033 (a)	2,362,000	2,470,062
7.75%, 10/19/2032 (a)	1,767,000	1,995,650
BAT International Finance PLC:
1.67%, 3/25/2026 (a)	2,441,000	2,273,157
4.45%, 3/16/2028	1,932,000	1,876,629
5.93%, 2/2/2029	1,963,000	2,015,569
Bunge Ltd. Finance Corp.:
1.63%, 8/17/2025	2,032,000	1,925,970
2.75%, 5/14/2031	1,854,000	1,595,664
3.25%, 8/15/2026	1,348,000	1,288,702
3.75%, 9/25/2027	468,000	449,233
Philip Morris International, Inc.:
0.88%, 5/1/2026	4,406,000	4,045,765
1.50%, 5/1/2025	1,430,000	1,373,844
1.75%, 11/1/2030	1,394,000	1,137,406
2.10%, 5/1/2030 (a)	1,975,000	1,677,763
2.75%, 2/25/2026	1,488,000	1,426,263
3.13%, 8/17/2027	100,000	94,537
3.13%, 3/2/2028	2,230,000	2,081,883
3.38%, 8/15/2029 (a)	1,824,000	1,691,942
4.75%, 2/12/2027	2,162,000	2,148,725
4.88%, 2/15/2028	700,000	698,495
4.88%, 2/13/2029	3,071,000	3,054,140
5.00%, 11/17/2025	1,735,000	1,731,651
5.13%, 11/17/2027 (a)	714,000	717,649
5.13%, 2/15/2030	3,566,000	3,566,927
5.13%, 2/13/2031	7,675,000	7,626,801
5.25%, 9/7/2028	1,510,000	1,527,833
5.25%, 2/13/2034	2,791,000	2,765,016
5.38%, 2/15/2033 (a)	3,535,000	3,560,134
5.50%, 9/7/2030	2,049,000	2,090,164
5.63%, 11/17/2029 (a)	2,541,000	2,617,306
5.63%, 9/7/2033	1,439,000	1,472,457
5.75%, 11/17/2032 (a)	1,965,000	2,028,804
Security Description	Principal Amount	Value
Reynolds American, Inc. 4.45%, 6/12/2025	$3,215,000	$3,172,530
		112,076,922
AIRLINES — 0.3%
American Airlines Pass-Through Trust:
Series 2016-3, Class AA, 3.00%, 4/15/2030	695,765	634,656
Series 2019-1, Class AA, 3.15%, 8/15/2033	730,537	649,433
Series 2016-2, Class AA, 3.20%, 12/15/2029	941,602	864,240
Series 2017-2, Class AA, 3.35%, 4/15/2031	559,053	514,714
Series 2015-1, Class A, 3.38%, 11/1/2028	1,020,515	956,978
Series 2016-1, Class AA, 3.58%, 7/15/2029	457,280	428,371
Series 2015-2, Class AA, 3.60%, 3/22/2029	904,191	851,151
Series 2017-1, Class AA, 3.65%, 8/15/2030	786,387	738,166
Series 2014-1, Class A, 3.70%, 4/1/2028	726,202	693,828
Delta Air Lines Pass-Through Trust Series 2020-1, Class AA, 2.00%, 12/10/2029	1,167,105	1,053,989
JetBlue Pass-Through Trust:
Series 2019-1, Class AA, 2.75%, 11/15/2033	875,122	749,507
Series 2020-1, Class A, 4.00%, 5/15/2034	543,294	501,297
Southwest Airlines Co.:
2.63%, 2/10/2030 (a)	1,637,000	1,424,305
3.00%, 11/15/2026	1,426,000	1,345,559
3.45%, 11/16/2027 (a)	703,000	661,945
5.13%, 6/15/2027 (a)	2,802,000	2,797,433
5.25%, 5/4/2025	1,835,000	1,827,770
Spirit Airlines Pass-Through Trust Series 2015-1A, Class A, 4.10%, 10/1/2029	254,018	231,924
United Airlines Pass-Through Trust:
Series 2019-2, Class AA, 2.70%, 11/1/2033	1,223,534	1,048,899
Series 2016-2, Class AA, 2.88%, 4/7/2030	635,765	573,994
Series 2016-1, Class AA, 3.10%, 1/7/2030	1,041,430	953,814
Series 2018-1, Class AA, 3.50%, 9/1/2031	1,223,385	1,119,679
Series 2014-2, Class A, 3.75%, 3/3/2028	1,015,825	975,761
Series 2014-1, Class A, 4.00%, 10/11/2027	1,021,421	986,734

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series 2019-1, Class AA, 4.15%, 2/25/2033	$1,287,311	$1,199,658
Series 2013-1, Class A, 4.30%, 2/15/2027	1,191,894	1,166,185
Series 2020-1, Class B, 4.88%, 7/15/2027	1,230,984	1,209,109
Series 2020-1, Class A, 5.88%, 4/15/2029	2,346,169	2,341,711
		28,500,810
APPAREL — 0.3%
NIKE, Inc.:
2.38%, 11/1/2026	1,615,000	1,521,669
2.75%, 3/27/2027	1,277,000	1,209,574
2.85%, 3/27/2030 (a)	2,702,000	2,442,095
PVH Corp. 4.63%, 7/10/2025 (a)	2,846,000	2,809,059
Ralph Lauren Corp.:
2.95%, 6/15/2030 (a)	1,610,000	1,443,558
3.75%, 9/15/2025	1,842,000	1,802,231
Tapestry, Inc.:
3.05%, 3/15/2032	2,259,000	1,852,041
4.13%, 7/15/2027	250,000	238,470
7.00%, 11/27/2026	1,625,000	1,674,514
7.05%, 11/27/2025	825,000	842,152
7.35%, 11/27/2028	1,701,000	1,792,633
7.70%, 11/27/2030	2,461,000	2,625,789
7.85%, 11/27/2033 (a)	1,911,000	2,074,677
VF Corp.:
2.40%, 4/23/2025	1,950,000	1,877,538
2.80%, 4/23/2027 (a)	2,086,000	1,897,592
2.95%, 4/23/2030 (a)	4,220,000	3,488,083
		29,591,675
AUTO MANUFACTURERS — 3.1%
American Honda Finance Corp.:
Series MTN, 1.00%, 9/10/2025	1,212,000	1,141,813
Series MTN, 1.20%, 7/8/2025	1,629,000	1,548,055
Series MTN, 1.30%, 9/9/2026	1,435,000	1,314,632
Series MTN, 1.80%, 1/13/2031 (a)	1,786,000	1,478,397
Series MTN, 2.00%, 3/24/2028 (a)	1,506,000	1,356,093
Series MTN, 2.25%, 1/12/2029	1,626,000	1,452,733
Series GMTN, 2.30%, 9/9/2026	689,000	646,909
Series MTN, 2.35%, 1/8/2027	1,844,000	1,724,638
Series GMTN, 3.50%, 2/15/2028	1,895,000	1,802,126
4.60%, 4/17/2030 (a)	1,877,000	1,847,456
Series A, 4.60%, 4/17/2025	1,755,000	1,742,504
Security Description	Principal Amount	Value
4.70%, 1/12/2028	$950,000	$946,941
4.75%, 1/12/2026	2,093,000	2,079,898
4.90%, 3/12/2027 (a)	2,935,000	2,930,128
4.90%, 3/13/2029	2,435,000	2,427,963
Series GMTN, 4.90%, 1/10/2034	1,200,000	1,181,064
Series GMTN, 4.95%, 1/9/2026	1,307,000	1,303,798
5.00%, 5/23/2025	897,000	893,618
Series GMTN, 5.13%, 7/7/2028	2,179,000	2,206,978
5.65%, 11/15/2028 (a)	1,913,000	1,972,571
Series GMTN, 5.80%, 10/3/2025	1,815,000	1,832,878
Series GMTN, 5.85%, 10/4/2030 (a)	1,384,000	1,447,982
Cummins, Inc.:
0.75%, 9/1/2025 (a)	1,155,000	1,088,125
1.50%, 9/1/2030 (a)	2,099,000	1,717,570
4.90%, 2/20/2029 (a)	1,017,000	1,023,214
5.15%, 2/20/2034 (a)	622,000	627,436
Ford Motor Co.:
6.10%, 8/19/2032 (a)	453,000	458,735
9.63%, 4/22/2030	500,000	586,225
Ford Motor Credit Co. LLC:
2.70%, 8/10/2026	1,371,000	1,278,553
2.90%, 2/16/2028	761,000	687,723
2.90%, 2/10/2029	2,241,000	1,976,428
3.38%, 11/13/2025	5,523,000	5,314,949
3.82%, 11/2/2027	500,000	468,495
4.00%, 11/13/2030	1,625,000	1,452,002
4.13%, 8/4/2025	2,438,000	2,383,779
4.13%, 8/17/2027	1,009,000	957,733
4.27%, 1/9/2027	2,303,000	2,215,048
Series GMTN, 4.39%, 1/8/2026	2,382,000	2,323,569
4.54%, 8/1/2026	3,155,000	3,063,158
4.95%, 5/28/2027	1,074,000	1,048,117
5.11%, 5/3/2029	3,232,000	3,139,953
5.13%, 6/16/2025	200,000	198,280
5.80%, 3/5/2027	2,136,000	2,143,690
5.80%, 3/8/2029 (a)	7,025,000	7,050,922
6.05%, 3/5/2031	1,806,000	1,819,635
6.13%, 3/8/2034	6,025,000	6,056,029
6.80%, 5/12/2028	3,076,000	3,193,749
6.80%, 11/7/2028	2,433,000	2,538,179
6.95%, 3/6/2026	2,000,000	2,038,580
6.95%, 6/10/2026	2,890,000	2,952,337
7.12%, 11/7/2033	1,941,000	2,087,798
7.20%, 6/10/2030	15,110,000	16,031,861
7.35%, 11/4/2027	2,106,000	2,209,278
7.35%, 3/6/2030	107,000	114,088
General Motors Co.:
4.00%, 4/1/2025 (a)	1,741,000	1,713,649
4.20%, 10/1/2027	1,478,000	1,432,167
5.00%, 10/1/2028 (a)	1,869,000	1,861,468

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.40%, 10/15/2029	$1,808,000	$1,812,954
5.60%, 10/15/2032 (a)	1,773,000	1,793,886
6.13%, 10/1/2025	2,994,000	3,019,958
6.80%, 10/1/2027	1,663,000	1,742,259
General Motors Financial Co., Inc.:
1.25%, 1/8/2026 (a)	2,489,000	2,317,259
1.50%, 6/10/2026	1,934,000	1,779,725
2.35%, 2/26/2027	3,251,000	3,000,868
2.35%, 1/8/2031 (a)	2,550,000	2,107,983
2.40%, 4/10/2028	1,765,000	1,586,594
2.40%, 10/15/2028	1,888,000	1,672,202
2.70%, 8/20/2027	1,530,000	1,410,170
2.70%, 6/10/2031	1,927,000	1,606,328
2.75%, 6/20/2025	1,668,000	1,612,406
3.10%, 1/12/2032 (a)	1,710,000	1,447,293
3.60%, 6/21/2030 (a)	2,064,000	1,863,627
3.80%, 4/7/2025	1,900,000	1,865,154
3.85%, 1/5/2028	1,325,000	1,262,526
4.00%, 10/6/2026 (a)	1,856,000	1,798,650
4.30%, 7/13/2025 (a)	2,008,000	1,976,876
4.30%, 4/6/2029	1,794,000	1,713,880
4.35%, 4/9/2025	1,861,000	1,838,091
4.35%, 1/17/2027 (a)	1,786,000	1,744,315
5.00%, 4/9/2027	2,133,000	2,117,941
5.25%, 3/1/2026	2,216,000	2,210,393
5.40%, 4/6/2026	1,658,000	1,659,376
5.40%, 5/8/2027 (a)	1,677,000	1,682,014
5.65%, 1/17/2029	1,372,000	1,389,054
5.75%, 2/8/2031	2,252,000	2,276,029
5.80%, 6/23/2028	2,826,000	2,880,655
5.80%, 1/7/2029	1,921,000	1,956,193
5.85%, 4/6/2030 (a)	2,414,000	2,459,021
6.00%, 1/9/2028 (a)	1,954,000	2,004,003
6.05%, 10/10/2025	3,164,000	3,188,110
6.10%, 1/7/2034	2,311,000	2,373,790
6.40%, 1/9/2033	2,247,000	2,356,698
Honda Motor Co. Ltd.:
2.53%, 3/10/2027 (a)	1,914,000	1,795,294
2.97%, 3/10/2032 (a)	102,000	90,376
Mercedes-Benz Finance North America LLC 8.50%, 1/18/2031	2,262,000	2,754,369
PACCAR Financial Corp.:
Series MTN, 1.10%, 5/11/2026	786,000	727,042
Series MTN, 2.85%, 4/7/2025	444,000	433,841
Series MTN, 4.60%, 1/31/2029	734,000	729,809
Series MTN, 4.95%, 10/3/2025	872,000	870,474
Series MTN, 4.95%, 8/10/2028	1,773,000	1,789,879
Series MTN, 5.00%, 3/22/2034	2,000,000	2,009,460
Security Description	Principal Amount	Value
Series MTN, 5.05%, 8/10/2026	$1,856,000	$1,862,589
Series DMTN, 5.20%, 11/9/2026	1,852,000	1,868,261
Toyota Motor Corp.:
1.34%, 3/25/2026 (a)	1,630,000	1,520,366
2.36%, 3/25/2031 (a)	1,518,000	1,321,981
2.76%, 7/2/2029	919,000	850,957
5.12%, 7/13/2028 (a)	1,366,000	1,393,320
5.28%, 7/13/2026	1,653,000	1,663,662
Toyota Motor Credit Corp.:
Series MTN, 0.80%, 10/16/2025	1,156,000	1,083,912
Series MTN, 0.80%, 1/9/2026	1,443,000	1,342,668
Series MTN, 1.13%, 6/18/2026	1,909,000	1,757,788
Series MTN, 1.15%, 8/13/2027	1,296,000	1,151,690
Series MTN, 1.65%, 1/10/2031 (a)	1,276,000	1,042,505
1.90%, 9/12/2031	1,461,000	1,197,421
Series MTN, 1.90%, 1/13/2027	1,712,000	1,580,707
Series MTN, 1.90%, 4/6/2028	1,155,000	1,037,548
Series MTN, 2.15%, 2/13/2030 (a)	1,901,000	1,645,582
Series MTN, 3.00%, 4/1/2025	487,000	476,948
Series GMTN, 3.05%, 1/11/2028 (a)	1,047,000	988,368
Series MTN, 3.05%, 3/22/2027	2,667,000	2,537,250
Series MTN, 3.20%, 1/11/2027	2,413,000	2,308,807
Series MTN, 3.38%, 4/1/2030	1,606,000	1,483,751
Series MTN, 3.40%, 4/14/2025 (a)	705,000	691,746
3.65%, 1/8/2029 (a)	1,738,000	1,656,175
Series MTN, 3.65%, 8/18/2025	1,124,000	1,102,655
3.95%, 6/30/2025	1,675,000	1,651,433
4.45%, 5/18/2026	1,866,000	1,848,236
Series MTN, 4.45%, 6/29/2029	950,000	937,108
4.55%, 5/17/2030	1,616,000	1,591,421
Series MTN, 4.55%, 9/20/2027	2,147,000	2,126,432
4.63%, 1/12/2028 (a)	1,945,000	1,938,543
Series MTN, 4.65%, 1/5/2029 (a)	1,845,000	1,833,967
4.70%, 1/12/2033 (a)	357,000	354,098
Series MTN, 4.80%, 1/5/2026 (a)	1,630,000	1,624,833

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 4.80%, 1/5/2034	$2,193,000	$2,156,706
Series B, 5.00%, 3/19/2027 (a)	1,985,000	1,991,273
Series MTN, 5.00%, 8/14/2026	1,111,000	1,112,522
5.10%, 3/21/2031 (a)	2,225,000	2,243,178
Series MTN, 5.25%, 9/11/2028	1,756,000	1,787,028
5.40%, 11/10/2025 (a)	1,495,000	1,502,968
5.40%, 11/20/2026 (a)	1,668,000	1,687,682
5.45%, 11/10/2027 (a)	1,374,000	1,401,136
5.55%, 11/20/2030	1,850,000	1,914,953
5.60%, 9/11/2025	491,000	494,560
		265,023,256
AUTO PARTS & EQUIPMENT — 0.1%
Aptiv PLC/Aptiv Corp. 3.25%, 3/1/2032 (a)	1,178,000	1,024,306
BorgWarner, Inc. 2.65%, 7/1/2027	1,738,000	1,609,666
Lear Corp.:
2.60%, 1/15/2032	984,000	806,801
3.50%, 5/30/2030	1,263,000	1,138,291
3.80%, 9/15/2027 (a)	538,000	515,479
4.25%, 5/15/2029	742,000	709,308
Magna International, Inc.:
2.45%, 6/15/2030 (a)	1,665,000	1,440,658
4.15%, 10/1/2025	1,964,000	1,933,283
5.05%, 3/14/2029	2,030,000	2,029,290
		11,207,082
BANKS — 27.6%
Australia & New Zealand Banking Group Ltd.:
Series MTN, 3.70%, 11/16/2025	1,660,000	1,624,675
4.75%, 1/18/2027	1,962,000	1,959,881
5.00%, 3/18/2026 (a)	4,970,000	4,966,968
5.09%, 12/8/2025	1,910,000	1,910,611
5.38%, 7/3/2025	1,435,000	1,438,918
Series 3A2, 5.67%, 10/3/2025	1,490,000	1,502,695
Banco Bilbao Vizcaya Argentaria SA:
1.13%, 9/18/2025	2,110,000	1,982,345
5.38%, 3/13/2029 (a)	2,950,000	2,977,759
1 yr. CMT + 2.30%, 5.86%, 9/14/2026 (b)	1,871,000	1,874,143
1 yr. CMT + 1.95%, 6.03%, 3/13/2035 (b)	2,950,000	2,992,244
1 yr. CMT + 2.70%, 6.14%, 9/14/2028 (b)	1,196,000	1,222,073
1 yr. CMT + 3.30%, 7.88%, 11/15/2034 (b)	2,927,000	3,205,358
Security Description	Principal Amount	Value
Banco Santander SA:
1 yr. CMT + 0.90%, 1.72%, 9/14/2027 (b)	$2,005,000	$1,829,021
1.85%, 3/25/2026	2,925,000	2,732,798
2.75%, 5/28/2025	2,633,000	2,545,110
2.75%, 12/3/2030	1,947,000	1,607,833
2.96%, 3/25/2031 (a)	1,851,000	1,595,469
1 yr. CMT + 1.60%, 3.23%, 11/22/2032 (b)	1,912,000	1,585,775
3.31%, 6/27/2029	2,799,000	2,567,635
3.49%, 5/28/2030 (a)	1,479,000	1,340,314
3.80%, 2/23/2028	1,303,000	1,233,537
1 yr. CMT + 2.00%, 4.18%, 3/24/2028 (b)	2,767,000	2,668,163
4.25%, 4/11/2027	1,940,000	1,879,763
4.38%, 4/12/2028	1,927,000	1,865,163
5.15%, 8/18/2025	3,779,000	3,752,282
5.18%, 11/19/2025	2,534,000	2,506,582
5.29%, 8/18/2027	2,618,000	2,612,371
1 yr. CMT + 1.45%, 5.54%, 3/14/2030 (a) (b)	1,920,000	1,920,192
1 yr. CMT + 1.25%, 5.55%, 3/14/2028 (b)	3,610,000	3,611,588
5.59%, 8/8/2028	2,247,000	2,279,604
6.35%, 3/14/2034 (a)	5,510,000	5,514,959
1 yr. CMT + 1.65%, 6.53%, 11/7/2027 (a) (b)	2,105,000	2,160,509
6.61%, 11/7/2028 (a)	1,990,000	2,104,644
6.92%, 8/8/2033	3,616,000	3,781,360
6.94%, 11/7/2033	2,471,000	2,726,452
Bank of America Corp.:
Series MTN, SOFR + 1.01%, 1.20%, 10/24/2026 (b)	4,132,000	3,868,502
Series MTN, SOFR + 1.15%, 1.32%, 6/19/2026 (b)	5,957,000	5,662,248
Series N, SOFR + 0.91%, 1.66%, 3/11/2027 (a) (b)	4,734,000	4,409,437
SOFR + 0.96%, 1.73%, 7/22/2027 (b)	9,327,000	8,602,106
Series MTN, SOFR + 1.53%, 1.90%, 7/23/2031 (b)	4,414,000	3,623,762
Series MTN, SOFR + 1.37%, 1.92%, 10/24/2031 (b)	4,089,000	3,334,171
Series MTN, SOFR + 1.06%, 2.09%, 6/14/2029 (b)	5,252,000	4,641,087
SOFR + 1.22%, 2.30%, 7/21/2032 (b)	6,568,000	5,376,105
5 yr. CMT + 1.20%, 2.48%, 9/21/2036 (b)	3,904,000	3,119,140
Series MTN, 3 mo. USD Term SOFR + 1.25%, 2.50%, 2/13/2031 (b)	7,215,000	6,209,373
Series MTN, SOFR + 1.05%, 2.55%, 2/4/2028 (a) (b)	7,115,000	6,612,254
SOFR + 1.21%, 2.57%, 10/20/2032 (b)	5,270,000	4,364,140

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 2.15%, 2.59%, 4/29/2031 (b)	$9,315,000	$8,030,741
Series N, SOFR + 1.22%, 2.65%, 3/11/2032 (a) (b)	3,148,000	2,657,762
SOFR + 1.32%, 2.69%, 4/22/2032 (b)	9,244,000	7,814,138
Series MTN, 3 mo. USD Term SOFR + 1.45%, 2.88%, 10/22/2030 (b)	3,202,000	2,845,265
Series MTN, SOFR + 1.33%, 2.97%, 2/4/2033 (b)	4,980,000	4,225,132
Series MTN, 3 mo. USD Term SOFR + 1.44%, 3.19%, 7/23/2030 (a) (b)	4,072,000	3,695,747
Series MTN, 3.25%, 10/21/2027	3,818,000	3,619,044
Series MTN, SOFR + 1.33%, 3.38%, 4/2/2026 (b)	4,869,000	4,762,272
3 mo. USD Term SOFR + 1.30%, 3.42%, 12/20/2028 (b)	10,206,000	9,580,985
Series GMTN, 3.50%, 4/19/2026	4,157,000	4,030,461
Series MTN, 3 mo. USD Term SOFR + 1.32%, 3.56%, 4/23/2027 (b)	8,270,000	7,980,798
Series GMTN, 3 mo. USD Term SOFR + 1.63%, 3.59%, 7/21/2028 (b)	3,292,000	3,129,573
3 mo. USD Term SOFR + 1.77%, 3.71%, 4/24/2028 (b)	3,097,000	2,962,683
Series MTN, 3 mo. USD Term SOFR + 1.84%, 3.82%, 1/20/2028 (b)	4,062,000	3,912,153
5 yr. CMT + 2.00%, 3.85%, 3/8/2037 (b)	5,106,000	4,515,542
Series MTN, 3.88%, 8/1/2025	1,372,000	1,350,432
Series L, 3.95%, 4/21/2025	3,755,000	3,693,230
Series MTN, 3 mo. USD Term SOFR + 1.33%, 3.97%, 3/5/2029 (b)	4,279,000	4,090,895
Series MTN, 3 mo. USD Term SOFR + 1.47%, 3.97%, 2/7/2030 (b)	5,349,000	5,069,515
Series L, 4.18%, 11/25/2027	3,291,000	3,191,447
Series MTN, 4.25%, 10/22/2026	6,340,000	6,204,641
Series MTN, 3 mo. USD Term SOFR + 1.57%, 4.27%, 7/23/2029 (b)	5,079,000	4,896,207
SOFR + 1.58%, 4.38%, 4/27/2028 (b)	3,805,000	3,715,088
Series MTN, 4.45%, 3/3/2026	3,035,000	2,991,053
SOFR + 1.83%, 4.57%, 4/27/2033 (b)	6,752,000	6,412,172
Security Description	Principal Amount	Value
Series MTN, SOFR + 1.75%, 4.83%, 7/22/2026 (b)	$8,986,000	$8,905,575
Series MTN, SOFR + 2.04%, 4.95%, 7/22/2028 (b)	5,212,000	5,170,877
Series MTN, SOFR + 2.16%, 5.02%, 7/22/2033 (a) (b)	7,227,000	7,112,163
SOFR + 1.29%, 5.08%, 1/20/2027 (b)	8,495,000	8,455,668
SOFR + 1.63%, 5.20%, 4/25/2029 (b)	5,967,000	5,973,265
SOFR + 1.91%, 5.29%, 4/25/2034 (b)	8,845,000	8,820,853
SOFR + 1.65%, 5.47%, 1/23/2035 (a) (b)	8,029,000	8,088,254
SOFR + 1.57%, 5.82%, 9/15/2029 (a) (b)	4,757,000	4,878,446
SOFR + 1.84%, 5.87%, 9/15/2034 (b)	7,319,000	7,596,463
SOFR + 1.34%, 5.93%, 9/15/2027 (a) (b)	2,418,000	2,450,812
SOFR + 1.99%, 6.20%, 11/10/2028 (b)	2,722,000	2,815,963
6.22%, 9/15/2026	1,929,000	1,967,117
Bank of America NA:
5.53%, 8/18/2026	3,245,000	3,278,034
5.65%, 8/18/2025	11,618,000	11,690,380
Bank of Montreal:
Series MTN, SOFR + 0.60%, 0.95%, 1/22/2027 (b)	1,805,000	1,673,777
Series MTN, 1.25%, 9/15/2026 (a)	5,616,000	5,124,095
Series MTN, 1.85%, 5/1/2025	2,608,000	2,511,973
Series MTN, 2.65%, 3/8/2027	1,820,000	1,706,432
5 yr. CMT + 1.40%, 3.09%, 1/10/2037 (b)	1,767,000	1,447,332
Series MTN, 3.70%, 6/7/2025	2,228,000	2,186,069
5 yr. USD Swap + 1.43%, 3.80%, 12/15/2032 (b)	1,483,000	1,380,451
Series H, 4.70%, 9/14/2027 (a)	1,507,000	1,493,889
5.20%, 2/1/2028 (a)	1,951,000	1,965,535
5.27%, 12/11/2026	1,925,000	1,933,239
5.30%, 6/5/2026 (a)	2,093,000	2,098,860
5.72%, 9/25/2028 (a)	1,638,000	1,683,405
5.92%, 9/25/2025 (a)	2,131,000	2,152,928
Bank of New York Mellon SOFR + 1.07%, 5.15%, 5/22/2026 (b)	1,572,000	1,571,576
Bank of New York Mellon Corp.:
Series MTN, 0.75%, 1/28/2026	1,607,000	1,486,121
Series MTN, 1.05%, 10/15/2026 (a)	589,000	534,794

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 1.60%, 4/24/2025	$1,758,000	$1,691,741
Series MTN, 1.65%, 7/14/2028	488,000	430,562
Series MTN, 1.65%, 1/28/2031 (a)	708,000	575,838
Series MTN, 1.80%, 7/28/2031	551,000	444,888
Series J, 1.90%, 1/25/2029	488,000	429,450
Series MTN, 2.05%, 1/26/2027	1,089,000	1,009,231
Series MTN, 2.45%, 8/17/2026	612,000	577,661
2.50%, 1/26/2032	1,867,000	1,574,590
Series MTN, 2.80%, 5/4/2026	1,574,000	1,504,445
Series MTN, 3.00%, 10/30/2028	1,065,000	979,555
Series MTN, 3.25%, 5/16/2027 (a)	573,000	546,631
Series MTN, 3.30%, 8/23/2029	1,543,000	1,424,744
Series MTN, 3.40%, 1/29/2028	1,576,000	1,497,310
Series MTN, 3 mo. USD Term SOFR + 1.33%, 3.44%, 2/7/2028 (b)	1,922,000	1,843,160
Series MTN, 3.85%, 4/28/2028 (a)	1,579,000	1,534,156
Series MTN, 3.85%, 4/26/2029	1,391,000	1,333,593
Series MTN, 3.95%, 11/18/2025	507,000	496,972
Series MTN, SOFR + 1.15%, 3.99%, 6/13/2028 (b)	1,105,000	1,072,005
Series MTN, SOFR + 1.42%, 4.29%, 6/13/2033 (b)	590,000	555,054
SOFR + 1.35%, 4.41%, 7/24/2026 (b)	1,748,000	1,726,849
SOFR + 1.17%, 4.54%, 2/1/2029 (b)	1,891,000	1,860,857
SOFR + 1.76%, 4.60%, 7/26/2030 (a) (b)	1,455,000	1,429,479
SOFR + 1.51%, 4.71%, 2/1/2034 (b)	1,256,000	1,209,691
SOFR + 1.03%, 4.95%, 4/26/2027 (b)	2,618,000	2,607,397
Series J, SOFR + 1.61%, 4.97%, 4/26/2034 (b)	1,710,000	1,677,801
Series MTN, SOFR + 1.09%, 4.98%, 3/14/2030 (b)	5,345,000	5,347,512
Series MTN, SOFR + 1.42%, 5.19%, 3/14/2035 (b)	3,360,000	3,344,981
Series MTN, SOFR + 1.80%, 5.80%, 10/25/2028 (b)	1,941,000	1,993,795
Series MTN, SOFR + 2.07%, 5.83%, 10/25/2033 (b)	2,207,000	2,304,307
Security Description	Principal Amount	Value
Series MTN, SOFR + 1.60%, 6.32%, 10/25/2029 (b)	$462,000	$487,586
Series MTN, SOFR + 1.85%, 6.47%, 10/25/2034 (a) (b)	1,883,000	2,050,342
Bank of Nova Scotia:
1.05%, 3/2/2026	1,470,000	1,360,191
1.30%, 6/11/2025	983,000	937,399
1.30%, 9/15/2026	2,961,000	2,703,926
1.35%, 6/24/2026 (a)	736,000	678,334
1.95%, 2/2/2027 (a)	679,000	625,176
2.15%, 8/1/2031	502,000	412,438
2.45%, 2/2/2032 (a)	1,420,000	1,175,362
2.70%, 8/3/2026	1,835,000	1,736,662
2.95%, 3/11/2027	2,134,000	2,014,923
Series MTN, 3.45%, 4/11/2025	1,689,000	1,655,338
Series 2, 5 yr. CMT + 2.61%, 3.63%, 10/27/2081 (b)	1,971,000	1,567,733
4.50%, 12/16/2025	3,008,000	2,958,699
5 yr. CMT + 2.05%, 4.59%, 5/4/2037 (b)	1,763,000	1,599,200
4.75%, 2/2/2026 (a)	3,892,000	3,864,834
4.85%, 2/1/2030 (a)	1,720,000	1,707,891
5.25%, 6/12/2028 (a)	1,175,000	1,185,493
5.35%, 12/7/2026	2,204,000	2,214,998
5.45%, 6/12/2025	2,734,000	2,736,269
5.65%, 2/1/2034 (a)	1,554,000	1,599,936
Bank OZK 3 mo. USD Term SOFR + 2.09%, 2.75%, 10/1/2031 (b)	1,240,000	1,025,939
BankUnited, Inc.:
4.88%, 11/17/2025	1,647,000	1,603,832
5.13%, 6/11/2030 (a)	513,000	474,879
Barclays PLC:
1 yr. CMT + 1.05%, 2.28%, 11/24/2027 (b)	2,313,000	2,127,335
1 yr. CMT + 1.90%, 2.65%, 6/24/2031 (a) (b)	1,561,000	1,319,029
1 yr. CMT + 1.20%, 2.67%, 3/10/2032 (b)	1,385,000	1,148,304
SOFR + 2.71%, 2.85%, 5/7/2026 (b)	2,585,000	2,505,925
1 yr. CMT + 1.30%, 2.89%, 11/24/2032 (a) (b)	1,879,000	1,560,096
5 yr. CMT + 2.90%, 3.56%, 9/23/2035 (b)	1,973,000	1,692,972
4.34%, 1/10/2028	1,563,000	1,507,826
4.38%, 1/12/2026	4,383,000	4,301,126
4.84%, 5/9/2028	3,041,000	2,952,963
3 mo. USD Term SOFR + 1.90%, 4.97%, 5/16/2029 (a) (b)	2,748,000	2,691,336
3 mo. USD Term SOFR + 3.05%, 5.09%, 6/20/2030 (a) (b)	2,098,000	2,018,024
5.20%, 5/12/2026	13,254,000	13,117,749

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
1 yr. CMT + 2.30%, 5.30%, 8/9/2026 (b)	$2,414,000	$2,402,171
SOFR + 1.49%, 5.67%, 3/12/2028 (b)	2,160,000	2,167,452
SOFR + 1.74%, 5.69%, 3/12/2030 (a) (b)	9,320,000	9,368,837
1 yr. CMT + 3.00%, 5.75%, 8/9/2033 (b)	2,004,000	2,008,629
SOFR + 2.21%, 5.83%, 5/9/2027 (b)	3,147,000	3,154,805
SOFR + 2.98%, 6.22%, 5/9/2034 (b)	3,226,000	3,326,942
SOFR + 2.22%, 6.49%, 9/13/2029 (b)	777,000	807,668
SOFR + 1.88%, 6.50%, 9/13/2027 (b)	2,388,000	2,436,930
SOFR + 2.62%, 6.69%, 9/13/2034 (a) (b)	1,861,000	1,983,807
SOFR + 3.57%, 7.12%, 6/27/2034 (b)	2,398,000	2,552,623
1 yr. CMT + 3.05%, 7.33%, 11/2/2026 (b)	2,307,000	2,362,829
1 yr. CMT + 3.30%, 7.39%, 11/2/2028 (b)	1,822,000	1,931,284
1 yr. CMT + 3.50%, 7.44%, 11/2/2033 (b)	3,318,000	3,689,450
BPCE SA Series MTN, 3.38%, 12/2/2026 (a)	1,405,000	1,350,655
Canadian Imperial Bank of Commerce:
0.95%, 10/23/2025 (a)	1,576,000	1,479,565
1.25%, 6/22/2026	984,000	905,851
3.30%, 4/7/2025 (a)	2,897,000	2,835,236
3.45%, 4/7/2027	2,073,000	1,983,384
3.60%, 4/7/2032 (a)	1,037,000	938,412
3.95%, 8/4/2025 (a)	1,822,000	1,789,896
5.00%, 4/28/2028 (a)	1,559,000	1,553,544
5.14%, 4/28/2025	1,851,000	1,845,651
5.62%, 7/17/2026	539,000	543,873
5.93%, 10/2/2026 (a)	1,657,000	1,688,698
5.99%, 10/3/2028 (a)	1,604,000	1,664,519
6.09%, 10/3/2033	1,460,000	1,537,176
Citibank NA:
5.49%, 12/4/2026	2,537,000	2,564,476
5.80%, 9/29/2028 (a)	4,098,000	4,242,905
5.86%, 9/29/2025	2,882,000	2,909,148
Citigroup, Inc.:
SOFR + 0.77%, 1.12%, 1/28/2027 (b)	3,914,000	3,620,607
SOFR + 0.77%, 1.46%, 6/9/2027 (b)	4,813,000	4,419,585
SOFR + 1.18%, 2.52%, 11/3/2032 (b)	2,954,000	2,422,132
SOFR + 1.17%, 2.56%, 5/1/2032 (b)	4,636,000	3,861,834
Security Description	Principal Amount	Value
SOFR + 2.11%, 2.57%, 6/3/2031 (b)	$6,213,000	$5,310,810
SOFR + 1.15%, 2.67%, 1/29/2031 (b)	3,465,000	3,004,120
SOFR + 1.42%, 2.98%, 11/5/2030 (a) (b)	8,786,000	7,802,934
SOFR + 1.35%, 3.06%, 1/25/2033 (b)	4,902,000	4,160,131
SOFR + 1.28%, 3.07%, 2/24/2028 (b)	4,298,000	4,043,386
SOFR + 2.84%, 3.11%, 4/8/2026 (b)	5,965,000	5,815,457
3.20%, 10/21/2026	8,235,000	7,843,343
3.30%, 4/27/2025	2,103,000	2,057,786
3.40%, 5/1/2026	3,287,000	3,165,710
3 mo. USD Term SOFR + 1.41%, 3.52%, 10/27/2028 (b)	3,597,000	3,392,942
3 mo. USD Term SOFR + 1.65%, 3.67%, 7/24/2028 (b)	3,488,000	3,316,635
3.70%, 1/12/2026	3,245,000	3,160,143
SOFR + 1.94%, 3.79%, 3/17/2033 (b)	7,153,000	6,390,133
3 mo. USD Term SOFR + 1.82%, 3.89%, 1/10/2028 (b)	4,619,000	4,453,224
3 mo. USD Term SOFR + 1.60%, 3.98%, 3/20/2030 (b)	4,318,000	4,069,974
3 mo. USD Term SOFR + 1.45%, 4.08%, 4/23/2029 (b)	3,296,000	3,155,788
4.13%, 7/25/2028	537,000	514,591
4.30%, 11/20/2026	1,529,000	1,491,173
4.40%, 6/10/2025	3,604,000	3,554,049
SOFR + 3.91%, 4.41%, 3/31/2031 (a) (b)	6,991,000	6,665,918
4.45%, 9/29/2027 (a)	4,855,000	4,721,487
4.60%, 3/9/2026	2,415,000	2,377,616
SOFR + 1.89%, 4.66%, 5/24/2028 (a) (b)	2,543,000	2,504,575
SOFR + 2.09%, 4.91%, 5/24/2033 (b)	5,397,000	5,203,572
SOFR + 1.36%, 5.17%, 2/13/2030 (b)	16,367,000	16,290,893
5.50%, 9/13/2025	1,880,000	1,879,756
SOFR + 1.55%, 5.61%, 9/29/2026 (b)	4,529,000	4,536,654
SOFR + 2.06%, 5.83%, 2/13/2035 (b)	4,150,000	4,105,595
5.88%, 2/22/2033 (a)	100,000	103,176
6.00%, 10/31/2033	1,404,000	1,449,251
SOFR + 2.66%, 6.17%, 5/25/2034 (b)	5,287,000	5,371,592
SOFR + 2.34%, 6.27%, 11/17/2033 (a) (b)	9,835,000	10,386,055

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
6.63%, 1/15/2028	$443,000	$469,478
6.63%, 6/15/2032	1,744,000	1,869,097
Citizens Bank NA:
2.25%, 4/28/2025	1,002,000	964,014
3.75%, 2/18/2026	1,535,000	1,482,902
SOFR + 2.00%, 4.58%, 8/9/2028 (b)	547,000	523,320
Citizens Financial Group, Inc.:
2.50%, 2/6/2030	1,541,000	1,301,297
2.64%, 9/30/2032	988,000	757,490
2.85%, 7/27/2026 (a)	1,644,000	1,543,387
3.25%, 4/30/2030 (a)	1,904,000	1,677,519
4.30%, 12/3/2025	997,000	973,770
5 yr. CMT + 2.75%, 5.64%, 5/21/2037 (b)	1,626,000	1,519,920
SOFR + 2.01%, 5.84%, 1/23/2030 (a) (b)	1,893,000	1,890,047
Comerica Bank:
4.00%, 7/27/2025 (a)	1,222,000	1,187,222
SOFR + 2.61%, 5.33%, 8/25/2033 (b)	1,891,000	1,718,276
Comerica, Inc.:
4.00%, 2/1/2029 (a)	1,257,000	1,152,958
SOFR + 2.16%, 5.98%, 1/30/2030 (b)	1,657,000	1,638,044
Commonwealth Bank of Australia:
5.32%, 3/13/2026 (a)	1,954,000	1,966,388
5.50%, 9/12/2025	1,793,000	1,802,736
Cooperatieve Rabobank UA:
Series MTN, 3.38%, 5/21/2025	969,000	950,667
3.75%, 7/21/2026	2,061,000	1,980,765
4.38%, 8/4/2025	2,058,000	2,022,541
4.80%, 1/9/2029	1,328,000	1,319,793
4.85%, 1/9/2026	1,749,000	1,745,047
5.04%, 3/5/2027	2,199,000	2,205,861
5.50%, 10/5/2026	1,823,000	1,843,800
Series MTN, 5.50%, 7/18/2025 (a)	2,014,000	2,021,432
Credit Suisse AG:
1.25%, 8/7/2026	2,462,000	2,243,891
2.95%, 4/9/2025	1,948,000	1,896,105
5.00%, 7/9/2027	2,103,000	2,084,157
7.50%, 2/15/2028	4,562,000	4,918,520
Deutsche Bank AG:
1.69%, 3/19/2026	1,512,000	1,415,187
SOFR + 1.87%, 2.13%, 11/24/2026 (b)	3,099,000	2,923,906
SOFR + 1.22%, 2.31%, 11/16/2027 (b)	2,890,000	2,640,391
SOFR + 1.32%, 2.55%, 1/7/2028 (b)	1,985,000	1,822,290
SOFR + 1.72%, 3.04%, 5/28/2032 (a) (b)	1,637,000	1,378,223
Security Description	Principal Amount	Value
SOFR + 3.04%, 3.55%, 9/18/2031 (b)	$4,500,000	$3,962,070
SOFR + 2.76%, 3.73%, 1/14/2032 (b)	1,758,000	1,478,935
SOFR + 2.26%, 3.74%, 1/7/2033 (b)	1,754,000	1,446,033
4.10%, 1/13/2026	2,025,000	1,979,358
4.16%, 5/13/2025	1,923,000	1,894,963
4.50%, 4/1/2025 (a)	1,770,000	1,741,061
5 yr. USD ICE Swap + 2.55%, 4.88%, 12/1/2032 (b)	1,448,000	1,358,629
5.37%, 9/9/2027	1,948,000	1,957,526
SOFR + 1.59%, 5.71%, 2/8/2028 (b)	2,079,000	2,077,150
SOFR + 5.44%, 5.88%, 7/8/2031 (b)	1,352,000	1,316,388
SOFR + 3.19%, 6.12%, 7/14/2026 (b)	1,630,000	1,636,341
SOFR + 3.18%, 6.72%, 1/18/2029 (b)	2,144,000	2,216,832
SOFR + 2.51%, 6.82%, 11/20/2029 (b)	2,227,000	2,328,418
SOFR + 3.65%, 7.08%, 2/10/2034 (b)	3,318,000	3,412,762
SOFR + 2.52%, 7.15%, 7/13/2027 (b)	1,952,000	2,006,285
Discover Bank:
2.70%, 2/6/2030	1,538,000	1,323,634
3.45%, 7/27/2026	2,141,000	2,038,532
4.25%, 3/13/2026	1,458,000	1,419,888
4.65%, 9/13/2028	1,866,000	1,805,766
5 yr. USD ICE Swap + 1.73%, 5.97%, 8/9/2028 (b)	718,000	715,200
Fifth Third Bancorp:
SOFR + 0.69%, 1.71%, 11/1/2027 (b)	1,170,000	1,063,799
2.55%, 5/5/2027	1,681,000	1,549,479
3.95%, 3/14/2028 (a)	1,647,000	1,573,346
SOFR + 1.36%, 4.06%, 4/25/2028 (a) (b)	1,168,000	1,108,315
SOFR + 1.66%, 4.34%, 4/25/2033 (a) (b)	1,582,000	1,446,834
SOFR + 2.13%, 4.77%, 7/28/2030 (b)	1,984,000	1,910,255
SOFR + 1.84%, 5.63%, 1/29/2032 (a) (b)	1,579,000	1,581,369
SOFR + 2.34%, 6.34%, 7/27/2029 (a) (b)	1,951,000	2,010,447
SOFR + 2.19%, 6.36%, 10/27/2028 (b)	1,693,000	1,733,124
Fifth Third Bank NA:
2.25%, 2/1/2027	1,383,000	1,278,694
3.85%, 3/15/2026	1,625,000	1,566,923
3.95%, 7/28/2025	1,026,000	1,005,326

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
First Horizon Bank 5.75%, 5/1/2030 (a)	$611,000	$578,348
First Horizon Corp. 4.00%, 5/26/2025	1,457,000	1,419,511
First-Citizens Bank & Trust Co. 6.13%, 3/9/2028	621,000	637,842
FNB Corp. 5.15%, 8/25/2025 (a)	522,000	514,165
Goldman Sachs Bank USA SOFR + 0.78%, 5.28%, 3/18/2027 (b)	8,895,000	8,887,617
Goldman Sachs Capital I 6.35%, 2/15/2034	200,000	208,040
Goldman Sachs Group, Inc.:
SOFR + 0.79%, 1.09%, 12/9/2026 (b)	4,318,000	4,009,781
SOFR + 0.80%, 1.43%, 3/9/2027 (b)	4,743,000	4,392,350
SOFR + 0.82%, 1.54%, 9/10/2027 (b)	3,651,000	3,335,444
SOFR + 0.91%, 1.95%, 10/21/2027 (b)	7,100,000	6,527,243
SOFR + 1.09%, 1.99%, 1/27/2032 (b)	3,973,000	3,216,859
SOFR + 1.25%, 2.38%, 7/21/2032 (b)	6,279,000	5,147,085
2.60%, 2/7/2030	3,979,000	3,484,371
SOFR + 1.28%, 2.62%, 4/22/2032 (b)	6,169,000	5,174,125
SOFR + 1.11%, 2.64%, 2/24/2028 (b)	4,755,000	4,427,951
SOFR + 1.26%, 2.65%, 10/21/2032 (b)	4,934,000	4,106,519
SOFR + 1.41%, 3.10%, 2/24/2033 (b)	6,708,000	5,731,315
3 mo. USD Term SOFR + 1.46%, 3.27%, 9/29/2025 (b)	554,000	547,380
3.50%, 4/1/2025	6,144,000	6,029,414
3.50%, 11/16/2026	4,538,000	4,348,629
SOFR + 1.85%, 3.62%, 3/15/2028 (b)	9,519,000	9,105,209
3 mo. USD Term SOFR + 1.77%, 3.69%, 6/5/2028 (a) (b)	4,058,000	3,882,735
3.75%, 5/22/2025	3,768,000	3,698,104
3.75%, 2/25/2026	2,502,000	2,443,178
3.80%, 3/15/2030 (a)	5,723,000	5,360,448
3 mo. USD Term SOFR + 1.42%, 3.81%, 4/23/2029 (b)	4,483,000	4,248,763
3.85%, 1/26/2027	7,652,000	7,418,614
3 mo. USD Term SOFR + 1.56%, 4.22%, 5/1/2029 (b)	5,574,000	5,363,916
4.25%, 10/21/2025	4,001,000	3,929,342
Security Description	Principal Amount	Value
SOFR + 1.51%, 4.39%, 6/15/2027 (a) (b)	$3,020,000	$2,961,835
SOFR + 1.73%, 4.48%, 8/23/2028 (b)	4,071,000	3,982,578
SOFR + 1.08%, 5.80%, 8/10/2026 (b)	3,332,000	3,343,729
5.95%, 1/15/2027 (a)	1,912,000	1,952,209
6.13%, 2/15/2033 (a)	4,172,000	4,500,628
SOFR + 1.77%, 6.48%, 10/24/2029 (b)	4,940,000	5,202,808
SOFR + 1.95%, 6.56%, 10/24/2034 (a) (b)	1,743,000	1,901,230
HSBC Holdings PLC:
SOFR + 1.29%, 1.59%, 5/24/2027 (b)	3,539,000	3,256,375
SOFR + 1.54%, 1.65%, 4/18/2026 (b)	2,953,000	2,829,387
SOFR + 1.73%, 2.01%, 9/22/2028 (b)	2,882,000	2,575,240
SOFR + 1.93%, 2.10%, 6/4/2026 (b)	5,308,000	5,090,425
SOFR + 1.29%, 2.21%, 8/17/2029 (b)	3,078,000	2,697,959
SOFR + 1.10%, 2.25%, 11/22/2027 (b)	4,009,000	3,695,576
SOFR + 1.95%, 2.36%, 8/18/2031 (b)	2,335,000	1,944,962
SOFR + 1.19%, 2.80%, 5/24/2032 (b)	6,765,000	5,664,334
SOFR + 2.39%, 2.85%, 6/4/2031 (b)	2,328,000	2,007,178
SOFR + 1.41%, 2.87%, 11/22/2032 (b)	2,874,000	2,401,141
3.90%, 5/25/2026	4,227,000	4,114,815
3 mo. USD Term SOFR + 1.87%, 3.97%, 5/22/2030 (b)	5,049,000	4,713,141
3 mo. USD Term SOFR + 1.81%, 4.04%, 3/13/2028 (b)	4,317,000	4,160,940
4.25%, 8/18/2025	1,992,000	1,952,260
3 mo. USD Term SOFR + 1.61%, 4.29%, 9/12/2026 (b)	3,790,000	3,720,264
4.30%, 3/8/2026	5,235,000	5,139,252
4.38%, 11/23/2026	2,596,000	2,537,564
3 mo. USD Term SOFR + 1.80%, 4.58%, 6/19/2029 (b)	5,289,000	5,126,469
SOFR + 2.11%, 4.76%, 6/9/2028 (a) (b)	3,707,000	3,633,861
SOFR + 2.53%, 4.76%, 3/29/2033 (b)	3,406,000	3,163,765
4.95%, 3/31/2030 (a)	4,284,000	4,251,913
SOFR + 2.61%, 5.21%, 8/11/2028 (a) (b)	3,923,000	3,913,232

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 2.87%, 5.40%, 8/11/2033 (b)	$8,402,000	$8,377,970
SOFR + 1.46%, 5.55%, 3/4/2030 (a) (b)	6,655,000	6,696,926
SOFR + 1.78%, 5.72%, 3/4/2035 (a) (b)	6,515,000	6,592,268
SOFR + 1.57%, 5.89%, 8/14/2027 (b)	3,582,000	3,612,411
SOFR + 1.97%, 6.16%, 3/9/2029 (b)	3,338,000	3,428,693
SOFR + 2.39%, 6.25%, 3/9/2034 (a) (b)	3,269,000	3,445,886
SOFR + 2.98%, 6.55%, 6/20/2034 (b)	5,924,000	6,129,089
SOFR + 3.03%, 7.34%, 11/3/2026 (b)	2,502,000	2,575,509
SOFR + 3.35%, 7.39%, 11/3/2028 (b)	3,583,000	3,811,452
SOFR + 3.02%, 7.40%, 11/13/2034 (b)	3,602,000	3,937,923
SOFR + 4.25%, 8.11%, 11/3/2033 (a) (b)	2,570,000	2,939,669
HSBC USA, Inc. 5.29%, 3/4/2027	2,198,000	2,211,188
Huntington Bancshares, Inc.:
5 yr. CMT + 1.17%, 2.49%, 8/15/2036 (b)	1,199,000	916,168
2.55%, 2/4/2030 (a)	925,000	785,344
4.00%, 5/15/2025 (a)	1,030,000	1,011,367
SOFR + 1.97%, 4.44%, 8/4/2028 (a) (b)	923,000	890,566
SOFR + 2.05%, 5.02%, 5/17/2033 (b)	1,167,000	1,111,299
SOFR + 1.87%, 5.71%, 2/2/2035 (b)	1,684,000	1,680,497
SOFR + 2.02%, 6.21%, 8/21/2029 (b)	1,891,000	1,936,535
Huntington National Bank:
SOFR + 1.65%, 4.55%, 5/17/2028 (a) (b)	1,456,000	1,410,413
5.65%, 1/10/2030	1,622,000	1,631,927
ING Groep NV:
SOFR + 1.01%, 1.73%, 4/1/2027 (b)	1,330,000	1,234,652
SOFR + 1.32%, 2.73%, 4/1/2032 (b)	1,032,000	875,755
3.95%, 3/29/2027	2,743,000	2,648,970
SOFR + 1.83%, 4.02%, 3/28/2028 (b)	1,869,000	1,801,062
4.05%, 4/9/2029	2,235,000	2,122,490
SOFR + 2.07%, 4.25%, 3/28/2033 (a) (b)	1,612,000	1,491,793
4.55%, 10/2/2028	1,828,000	1,790,745
SOFR + 1.44%, 5.34%, 3/19/2030 (a) (b)	5,930,000	5,915,175
SOFR + 1.77%, 5.55%, 3/19/2035 (b)	5,605,000	5,565,821
Security Description	Principal Amount	Value
SOFR + 1.56%, 6.08%, 9/11/2027 (b)	$1,755,000	$1,777,482
SOFR + 2.09%, 6.11%, 9/11/2034 (b)	1,770,000	1,836,287
JPMorgan Chase & Co.:
3 mo. USD Term SOFR + 0.70%, 1.04%, 2/4/2027 (b)	3,517,000	3,253,225
SOFR + 0.80%, 1.05%, 11/19/2026 (b)	4,884,000	4,555,698
SOFR + 0.77%, 1.47%, 9/22/2027 (b)	4,176,000	3,809,598
SOFR + 0.89%, 1.58%, 4/22/2027 (b)	1,901,000	1,762,911
3 mo. USD Term SOFR + 1.11%, 1.76%, 11/19/2031 (a) (b)	3,958,000	3,208,869
SOFR + 1.07%, 1.95%, 2/4/2032 (b)	5,210,000	4,242,242
SOFR + 1.02%, 2.07%, 6/1/2029 (b)	3,470,000	3,077,508
SOFR + 1.85%, 2.08%, 4/22/2026 (b)	5,609,000	5,406,515
SOFR + 1.89%, 2.18%, 6/1/2028 (b)	2,062,000	1,887,122
SOFR + 2.04%, 2.52%, 4/22/2031 (b)	4,860,000	4,204,580
SOFR + 1.18%, 2.55%, 11/8/2032 (b)	4,106,000	3,414,344
3 mo. USD Term SOFR + 1.25%, 2.58%, 4/22/2032 (b)	4,086,000	3,449,483
3 mo. USD Term SOFR + 1.51%, 2.74%, 10/15/2030 (b)	6,744,000	5,972,958
2.95%, 10/1/2026 (a)	4,523,000	4,311,505
SOFR + 1.17%, 2.95%, 2/24/2028 (a) (b)	3,081,000	2,894,877
3 mo. USD Term SOFR + 2.52%, 2.96%, 5/13/2031 (b)	9,708,000	8,495,956
SOFR + 1.26%, 2.96%, 1/25/2033 (b)	5,476,000	4,676,997
3.20%, 6/15/2026	2,735,000	2,631,781
3.30%, 4/1/2026	4,195,000	4,062,144
3 mo. USD Term SOFR + 1.21%, 3.51%, 1/23/2029 (b)	3,534,000	3,342,493
3 mo. USD Term SOFR + 1.64%, 3.54%, 5/1/2028 (b)	7,581,000	7,242,433
3.63%, 12/1/2027	1,981,000	1,887,180
3 mo. USD Term SOFR + 1.42%, 3.70%, 5/6/2030 (b)	4,325,000	4,051,573
3 mo. USD Term SOFR + 1.60%, 3.78%, 2/1/2028 (b)	4,808,000	4,630,489

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.90%, 7/15/2025 (a)	$3,874,000	$3,811,822
3 mo. USD Term SOFR + 1.51%, 3.96%, 1/29/2027 (b)	3,682,000	3,595,878
3 mo. USD Term SOFR + 1.38%, 4.01%, 4/23/2029 (b)	3,774,000	3,615,643
SOFR + 1.32%, 4.08%, 4/26/2026 (a) (b)	5,329,000	5,247,520
4.13%, 12/15/2026	8,251,000	8,045,055
3 mo. USD Term SOFR + 1.52%, 4.20%, 7/23/2029 (b)	4,018,000	3,874,879
4.25%, 10/1/2027 (a)	5,598,000	5,471,933
SOFR + 1.56%, 4.32%, 4/26/2028 (b)	6,287,000	6,143,405
3 mo. USD Term SOFR + 1.59%, 4.45%, 12/5/2029 (a) (b)	4,159,000	4,054,900
3 mo. USD Term SOFR + 3.79%, 4.49%, 3/24/2031 (b)	5,095,000	4,926,203
SOFR + 1.75%, 4.57%, 6/14/2030 (b)	3,620,000	3,529,717
SOFR + 1.80%, 4.59%, 4/26/2033 (b)	6,067,000	5,808,303
SOFR + 1.99%, 4.85%, 7/25/2028 (b)	5,122,000	5,080,102
SOFR + 2.08%, 4.91%, 7/25/2033 (a) (b)	7,265,000	7,107,931
SOFR + 1.31%, 5.01%, 1/23/2030 (a) (b)	4,180,000	4,163,113
SOFR + 1.19%, 5.04%, 1/23/2028 (b)	4,829,000	4,812,002
SOFR + 1.45%, 5.30%, 7/24/2029 (b)	4,301,000	4,333,257
SOFR + 1.62%, 5.34%, 1/23/2035 (a) (b)	5,330,000	5,349,028
SOFR + 1.85%, 5.35%, 6/1/2034 (b)	6,421,000	6,448,289
SOFR + 2.58%, 5.72%, 9/14/2033 (a) (b)	13,200,000	13,461,360
SOFR + 1.33%, 6.07%, 10/22/2027 (b)	3,485,000	3,555,606
SOFR + 1.57%, 6.09%, 10/23/2029 (b)	3,644,000	3,786,626
SOFR + 1.81%, 6.25%, 10/23/2034 (b)	5,046,000	5,390,743
7.63%, 10/15/2026	1,703,000	1,805,589
7.75%, 7/15/2025 (a)	1,112,000	1,149,285
8.00%, 4/29/2027	1,547,000	1,682,749
8.75%, 9/1/2030	1,094,000	1,305,952
JPMorgan Chase Bank NA 5.11%, 12/8/2026	4,584,000	4,596,514
KeyBank NA:
3.30%, 6/1/2025 (a)	1,866,000	1,806,101
3.40%, 5/20/2026	1,352,000	1,272,354
Security Description	Principal Amount	Value
3.90%, 4/13/2029	$1,827,000	$1,639,276
4.15%, 8/8/2025 (a)	1,496,000	1,454,501
4.39%, 12/14/2027	654,000	617,278
4.70%, 1/26/2026	744,000	726,776
4.90%, 8/8/2032 (a)	1,582,000	1,420,256
5.00%, 1/26/2033 (a)	1,330,000	1,232,697
5.85%, 11/15/2027 (a)	1,543,000	1,528,696
6.95%, 2/1/2028 (a)	829,000	851,192
KeyCorp:
Series MTN, 2.25%, 4/6/2027 (a)	718,000	646,358
Series MTN, 2.55%, 10/1/2029	1,996,000	1,688,177
Series MTN, 4.10%, 4/30/2028	1,079,000	1,014,443
Series MTN, 4.15%, 10/29/2025	1,620,000	1,577,912
Series MTN, SOFR + 2.06%, 4.79%, 6/1/2033 (b)	1,285,000	1,177,137
SOFR + 2.42%, 6.40%, 3/6/2035 (b)	1,768,000	1,807,250
Lloyds Bank PLC 3.50%, 5/14/2025	795,000	776,667
Lloyds Banking Group PLC:
1 yr. CMT + 0.85%, 1.63%, 5/11/2027 (b)	1,876,000	1,727,383
3 mo. USD Term SOFR + 1.21%, 3.57%, 11/7/2028 (b)	3,066,000	2,875,080
3.75%, 1/11/2027	1,925,000	1,851,061
1 yr. CMT + 1.80%, 3.75%, 3/18/2028 (a) (b)	1,571,000	1,504,390
4.38%, 3/22/2028 (a)	2,508,000	2,434,415
4.45%, 5/8/2025	1,970,000	1,946,005
4.55%, 8/16/2028	2,066,000	2,014,143
4.58%, 12/10/2025	1,901,000	1,863,721
4.65%, 3/24/2026	2,081,000	2,040,982
1 yr. CMT + 1.75%, 4.72%, 8/11/2026 (b)	1,931,000	1,907,712
1 yr. CMT + 2.30%, 4.98%, 8/11/2033 (b)	3,645,000	3,511,046
1 yr. CMT + 1.38%, 5.46%, 1/5/2028 (b)	1,747,000	1,747,105
1 yr. CMT + 1.75%, 5.68%, 1/5/2035 (a) (b)	3,276,000	3,296,082
1 yr. CMT + 1.70%, 5.87%, 3/6/2029 (a) (b)	3,624,000	3,682,890
1 yr. CMT + 1.48%, 5.99%, 8/7/2027 (b)	2,810,000	2,836,021
1 yr. CMT + 3.75%, 7.95%, 11/15/2033 (b)	1,771,000	1,996,236
M&T Bank Corp.:
SOFR + 1.78%, 4.55%, 8/16/2028 (b)	43,000	41,041
SOFR + 1.85%, 5.05%, 1/27/2034 (b)	1,949,000	1,812,102

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 2.26%, 6.08%, 3/13/2032 (b)	$2,145,000	$2,141,804
SOFR + 2.80%, 7.41%, 10/30/2029 (a) (b)	2,491,000	2,627,706
Manufacturers & Traders Trust Co.:
3.40%, 8/17/2027	814,000	752,885
4.65%, 1/27/2026 (a)	2,207,000	2,158,843
4.70%, 1/27/2028	1,592,000	1,534,529
5.40%, 11/21/2025	1,936,000	1,918,828
Mitsubishi UFJ Financial Group, Inc.:
1.41%, 7/17/2025	2,988,000	2,841,857
1 yr. CMT + 0.75%, 1.54%, 7/20/2027 (b)	3,548,000	3,267,743
1 yr. CMT + 0.67%, 1.64%, 10/13/2027 (b)	1,818,000	1,663,634
2.05%, 7/17/2030	1,656,000	1,387,562
1 yr. CMT + 0.95%, 2.31%, 7/20/2032 (a) (b)	4,862,000	4,048,296
1 yr. CMT + 0.83%, 2.34%, 1/19/2028 (b)	1,913,000	1,772,815
1 yr. CMT + 0.97%, 2.49%, 10/13/2032 (b)	1,662,000	1,389,083
2.56%, 2/25/2030	1,552,000	1,353,515
2.76%, 9/13/2026	1,696,000	1,603,534
1 yr. CMT + 1.10%, 2.85%, 1/19/2033 (a) (b)	1,614,000	1,373,562
3.20%, 7/18/2029	2,754,000	2,522,994
3.29%, 7/25/2027 (a)	565,000	535,993
3.68%, 2/22/2027 (a)	1,328,000	1,284,481
3.74%, 3/7/2029 (a)	2,439,000	2,320,318
1 yr. CMT + 1.13%, 3.84%, 4/17/2026 (b)	1,176,000	1,155,385
3.85%, 3/1/2026	3,502,000	3,419,738
3.96%, 3/2/2028 (a)	1,219,000	1,179,114
4.05%, 9/11/2028 (a)	1,538,000	1,497,289
1 yr. CMT + 1.30%, 4.08%, 4/19/2028 (a) (b)	1,195,000	1,160,799
1 yr. CMT + 1.55%, 4.32%, 4/19/2033 (a) (b)	602,000	569,089
1 yr. CMT + 1.95%, 5.02%, 7/20/2028 (a) (b)	1,516,000	1,511,194
1 yr. CMT + 2.13%, 5.13%, 7/20/2033 (b)	1,996,000	1,996,080
1 yr. CMT + 1.70%, 5.24%, 4/19/2029 (b)	920,000	926,753
1 yr. CMT + 1.90%, 5.35%, 9/13/2028 (b)	2,497,000	2,509,210
1 yr. CMT + 1.97%, 5.41%, 4/19/2034 (a) (b)	1,389,000	1,416,336
1 yr. CMT + 1.38%, 5.42%, 2/22/2029 (a) (b)	1,420,000	1,434,072
1 yr. CMT + 1.63%, 5.44%, 2/22/2034 (a) (b)	2,504,000	2,553,654
1 yr. CMT + 2.13%, 5.47%, 9/13/2033 (a) (b)	1,640,000	1,678,802
Security Description	Principal Amount	Value
1 yr. CMT + 1.53%, 5.48%, 2/22/2031 (b)	$2,284,000	$2,320,498
1 yr. CMT + 1.50%, 5.54%, 4/17/2026 (b)	1,554,000	1,553,767
Mizuho Financial Group, Inc.:
1 yr. CMT + 0.67%, 1.23%, 5/22/2027 (b)	2,335,000	2,143,273
1 yr. CMT + 0.75%, 1.55%, 7/9/2027 (b)	1,563,000	1,436,756
3 mo. USD Term SOFR + 1.53%, 1.98%, 9/8/2031 (b)	1,573,000	1,291,984
1 yr. CMT + 0.87%, 2.17%, 5/22/2032 (a) (b)	1,410,000	1,151,730
3 mo. USD Term SOFR + 1.77%, 2.20%, 7/10/2031 (b)	1,770,000	1,479,596
3 mo. USD Term SOFR + 1.09%, 2.23%, 5/25/2026 (a) (b)	1,478,000	1,424,807
1 yr. CMT + 0.90%, 2.26%, 7/9/2032 (a) (b)	1,042,000	851,606
2.56%, 9/13/2031	1,663,000	1,361,099
3 mo. USD Term SOFR + 1.33%, 2.59%, 5/25/2031 (b)	1,515,000	1,300,961
1 yr. CMT + 0.90%, 2.65%, 5/22/2026 (a) (b)	653,000	632,757
2.84%, 9/13/2026	1,164,000	1,101,668
3 mo. USD Term SOFR + 1.57%, 2.87%, 9/13/2030 (a) (b)	1,435,000	1,274,840
3 mo. USD Term SOFR + 1.39%, 3.15%, 7/16/2030 (b)	1,544,000	1,398,849
3.17%, 9/11/2027 (a)	1,438,000	1,348,729
1 yr. CMT + 1.25%, 3.26%, 5/22/2030 (a) (b)	1,563,000	1,422,424
3.66%, 2/28/2027	1,064,000	1,022,376
4.02%, 3/5/2028	1,958,000	1,891,252
3 mo. USD Term SOFR + 1.53%, 4.25%, 9/11/2029 (b)	1,255,000	1,208,440
1 yr. CMT + 1.12%, 5.38%, 5/26/2030 (b)	1,405,000	1,411,604
1 yr. CMT + 2.05%, 5.41%, 9/13/2028 (b)	996,000	1,003,769
1 yr. CMT + 1.30%, 5.58%, 5/26/2035 (b)	345,000	348,591
1 yr. CMT + 1.50%, 5.67%, 5/27/2029 (b)	1,509,000	1,535,679
1 yr. CMT + 2.40%, 5.67%, 9/13/2033 (b)	1,178,000	1,205,353
1 yr. CMT + 1.65%, 5.74%, 5/27/2031 (a) (b)	983,000	1,009,315
1 yr. CMT + 1.80%, 5.75%, 5/27/2034 (b)	1,764,000	1,815,385

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
1 yr. CMT + 1.90%, 5.75%, 7/6/2034 (a) (b)	$1,522,000	$1,568,680
1 yr. CMT + 1.65%, 5.78%, 7/6/2029 (b)	3,048,000	3,115,879
Morgan Stanley:
SOFR + 0.72%, 0.99%, 12/10/2026 (b)	3,923,000	3,634,973
Series GMTN, SOFR + 0.86%, 1.51%, 7/20/2027 (b)	5,111,000	4,690,416
SOFR + 0.88%, 1.59%, 5/4/2027 (b)	4,881,000	4,514,388
Series MTN, SOFR + 1.03%, 1.79%, 2/13/2032 (b)	4,757,000	3,803,221
Series MTN, SOFR + 1.02%, 1.93%, 4/28/2032 (b)	3,874,000	3,109,040
SOFR + 1.99%, 2.19%, 4/28/2026 (b)	4,691,000	4,526,487
Series GMTN, SOFR + 1.18%, 2.24%, 7/21/2032 (b)	5,437,000	4,433,710
SOFR + 1.00%, 2.48%, 1/21/2028 (b)	3,793,000	3,528,173
SOFR + 1.36%, 2.48%, 9/16/2036 (b)	5,056,000	3,996,515
Series MTN, SOFR + 1.20%, 2.51%, 10/20/2032 (b)	3,711,000	3,066,436
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (b)	6,097,000	5,328,473
SOFR + 1.29%, 2.94%, 1/21/2033 (a) (b)	4,170,000	3,542,290
Series MTN, 3.13%, 7/27/2026	7,928,000	7,581,150
3.59%, 7/22/2028 (b)	4,467,000	4,246,554
Series MTN, SOFR + 3.12%, 3.62%, 4/1/2031 (a) (b)	5,309,000	4,871,963
3.63%, 1/20/2027 (a)	2,285,000	2,206,465
Series GMTN, 3 mo. USD Term SOFR + 1.40%, 3.77%, 1/24/2029 (b)	4,654,000	4,428,607
Series GMTN, 3.88%, 1/27/2026	5,977,000	5,839,290
3.95%, 4/23/2027	3,090,000	2,984,260
SOFR + 1.61%, 4.21%, 4/20/2028 (b)	3,862,000	3,752,667
Series GMTN, 4.35%, 9/8/2026	3,656,000	3,576,957
Series GMTN, 3 mo. USD Term SOFR + 1.89%, 4.43%, 1/23/2030 (b)	5,280,000	5,110,142
SOFR + 1.67%, 4.68%, 7/17/2026 (b)	3,126,000	3,092,552
SOFR + 2.08%, 4.89%, 7/20/2033 (b)	2,850,000	2,764,415
5.00%, 11/24/2025	2,970,000	2,952,744
Security Description	Principal Amount	Value
SOFR + 1.30%, 5.05%, 1/28/2027 (b)	$2,211,000	$2,203,262
SOFR + 1.73%, 5.12%, 2/1/2029 (a) (b)	4,402,000	4,392,624
Series MTN, SOFR + 1.59%, 5.16%, 4/20/2029 (b)	4,169,000	4,166,374
SOFR + 1.45%, 5.17%, 1/16/2030 (a) (b)	3,907,000	3,911,884
Series MTN, SOFR + 1.87%, 5.25%, 4/21/2034 (b)	5,612,000	5,560,370
SOFR + 2.62%, 5.30%, 4/20/2037 (b)	3,421,000	3,284,399
Series MTN, SOFR + 1.88%, 5.42%, 7/21/2034 (b)	4,361,000	4,374,650
SOFR + 1.63%, 5.45%, 7/20/2029 (b)	3,536,000	3,566,445
SOFR + 1.73%, 5.47%, 1/18/2035 (a) (b)	3,652,000	3,684,576
5 yr. CMT + 1.80%, 5.94%, 2/7/2039 (a) (b)	7,156,000	7,123,440
5 yr. CMT + 2.43%, 5.95%, 1/19/2038 (b)	4,566,000	4,571,571
Series VAR, SOFR + 1.77%, 6.14%, 10/16/2026 (a) (b)	2,182,000	2,207,137
Series MTN, 6.25%, 8/9/2026	5,130,000	5,252,658
SOFR + 2.24%, 6.30%, 10/18/2028 (a) (b)	3,681,000	3,809,393
SOFR + 2.56%, 6.34%, 10/18/2033 (a) (b)	5,058,000	5,419,546
SOFR + 1.83%, 6.41%, 11/1/2029 (b)	4,544,000	4,763,702
SOFR + 2.05%, 6.63%, 11/1/2034 (b)	3,256,000	3,561,999
7.25%, 4/1/2032	2,692,000	3,075,206
Morgan Stanley Bank NA:
4.75%, 4/21/2026	14,551,000	14,456,564
SOFR + 1.08%, 4.95%, 1/14/2028 (b)	2,708,000	2,695,760
5.48%, 7/16/2025	9,768,000	9,805,802
5.88%, 10/30/2026	2,940,000	2,996,301
National Australia Bank Ltd.:
2.50%, 7/12/2026	1,532,000	1,450,130
3.38%, 1/14/2026	1,781,000	1,730,046
3.91%, 6/9/2027 (a)	1,506,000	1,463,757
4.75%, 12/10/2025 (a)	3,026,000	3,015,046
4.79%, 1/10/2029 (a)	1,632,000	1,630,107
4.90%, 6/13/2028 (a)	1,522,000	1,526,079
4.94%, 1/12/2028 (a)	1,478,000	1,482,050
4.97%, 1/12/2026 (a)	1,581,000	1,579,277
National Bank of Canada 5.60%, 12/18/2028	1,516,000	1,541,681
NatWest Group PLC:
1 yr. CMT + 0.90%, 1.64%, 6/14/2027 (a) (b)	2,323,000	2,136,742
5 yr. CMT + 2.35%, 3.03%, 11/28/2035 (b)	1,939,000	1,622,226

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
1 yr. CMT + 2.55%, 3.07%, 5/22/2028 (a) (b)	$1,655,000	$1,544,512
3 mo. USD Term SOFR + 1.87%, 4.45%, 5/8/2030 (a) (b)	1,690,000	1,611,246
4.80%, 4/5/2026	2,312,000	2,285,805
3 mo. USD Term SOFR + 1.75%, 4.89%, 5/18/2029 (b)	2,645,000	2,589,878
3 mo. USD Term SOFR + 1.91%, 5.08%, 1/27/2030 (b)	3,369,000	3,310,952
1 yr. CMT + 2.27%, 5.52%, 9/30/2028 (b)	1,615,000	1,616,195
1 yr. CMT + 1.10%, 5.58%, 3/1/2028 (b)	10,906,000	10,966,201
1 yr. CMT + 1.50%, 5.78%, 3/1/2035 (b)	2,200,000	2,230,998
1 yr. CMT + 1.95%, 5.81%, 9/13/2029 (b)	1,668,000	1,694,605
1 yr. CMT + 1.35%, 5.85%, 3/2/2027 (a) (b)	1,616,000	1,623,741
1 yr. CMT + 2.10%, 6.02%, 3/2/2034 (b)	1,219,000	1,256,399
5 yr. CMT + 2.20%, 6.48%, 6/1/2034 (b)	975,000	991,634
1 yr. CMT + 2.85%, 7.47%, 11/10/2026 (b)	2,160,000	2,219,270
Northern Trust Corp.:
1.95%, 5/1/2030 (a)	606,000	515,518
3.15%, 5/3/2029 (a)	1,203,000	1,120,546
3 mo. USD Term SOFR + 1.13%, 3.38%, 5/8/2032 (b)	1,736,000	1,618,577
3.65%, 8/3/2028 (a)	1,380,000	1,326,553
3.95%, 10/30/2025 (a)	1,481,000	1,450,714
4.00%, 5/10/2027 (a)	1,475,000	1,437,181
6.13%, 11/2/2032 (a)	4,872,000	5,145,806
PNC Bank NA:
2.70%, 10/22/2029	2,591,000	2,251,424
3.10%, 10/25/2027 (a)	1,710,000	1,595,481
3.25%, 6/1/2025	1,676,000	1,633,899
3.25%, 1/22/2028	1,943,000	1,817,657
3.88%, 4/10/2025	1,339,000	1,316,384
4.05%, 7/26/2028 (a)	3,323,000	3,164,858
4.20%, 11/1/2025	817,000	799,835
PNC Financial Services Group, Inc.:
1.15%, 8/13/2026	1,104,000	1,006,119
SOFR + 0.98%, 2.31%, 4/23/2032 (a) (b)	1,589,000	1,307,159
2.55%, 1/22/2030 (a)	2,978,000	2,598,603
2.60%, 7/23/2026	1,688,000	1,595,025
3.15%, 5/19/2027 (a)	1,732,000	1,640,377
3.45%, 4/23/2029	4,262,000	3,978,620
SOFR + 1.85%, 4.63%, 6/6/2033 (a) (b)	1,457,000	1,358,958
Security Description	Principal Amount	Value
SOFR + 1.09%, 4.76%, 1/26/2027 (b)	$1,587,000	$1,572,812
SOFR + 1.93%, 5.07%, 1/24/2034 (b)	3,816,000	3,691,789
SOFR + 1.34%, 5.30%, 1/21/2028 (a) (b)	1,684,000	1,685,549
SOFR + 1.62%, 5.35%, 12/2/2028 (a) (b)	1,638,000	1,645,011
SOFR + 1.84%, 5.58%, 6/12/2029 (a) (b)	3,761,000	3,807,260
SOFR + 1.90%, 5.68%, 1/22/2035 (b)	2,919,000	2,946,643
SOFR + 1.32%, 5.81%, 6/12/2026 (a) (b)	1,580,000	1,585,720
SOFR + 1.95%, 5.94%, 8/18/2034 (b)	1,791,000	1,838,623
SOFR + 2.14%, 6.04%, 10/28/2033 (b)	2,093,000	2,164,748
SOFR + 1.73%, 6.62%, 10/20/2027 (b)	1,796,000	1,848,605
SOFR + 2.28%, 6.88%, 10/20/2034 (a) (b)	7,105,000	7,778,838
Regions Financial Corp.:
1.80%, 8/12/2028	539,000	464,656
2.25%, 5/18/2025	1,546,000	1,488,427
Royal Bank of Canada:
Series GMTN, 0.88%, 1/20/2026	1,447,000	1,345,652
Series GMTN, 1.15%, 7/14/2026	1,168,000	1,070,110
Series MTN, 1.15%, 6/10/2025 (a)	2,575,000	2,456,035
1.20%, 4/27/2026 (a)	3,573,000	3,301,916
Series GMTN, 1.40%, 11/2/2026	1,748,000	1,597,218
2.05%, 1/21/2027 (a)	541,000	501,723
Series GMTN, 2.30%, 11/3/2031	2,797,000	2,326,041
3.38%, 4/14/2025	2,048,000	2,007,572
3.63%, 5/4/2027 (a)	2,649,000	2,548,709
3.88%, 5/4/2032	1,787,000	1,650,187
Series GMTN, 4.24%, 8/3/2027 (a)	1,507,000	1,472,746
Series GMTN, 4.65%, 1/27/2026	2,404,000	2,377,508
Series GMTN, 4.88%, 1/12/2026	2,040,000	2,033,533
Series GMTN, 4.88%, 1/19/2027 (a)	1,925,000	1,920,322
Series GMTN, 4.90%, 1/12/2028 (a)	1,366,000	1,366,451
Series GMTN, 4.95%, 4/25/2025	2,088,000	2,080,483
Series GMTN, 4.95%, 2/1/2029 (a)	1,770,000	1,771,221
Series GMTN, 5.00%, 2/1/2033	2,723,000	2,711,237

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 5.00%, 5/2/2033 (a)	$1,774,000	$1,765,982
Series GMTN, 5.15%, 2/1/2034 (a)	1,618,000	1,619,246
Series GMTN, 5.20%, 7/20/2026	5,193,000	5,208,943
Series GMTN, 5.20%, 8/1/2028 (a)	1,142,000	1,154,014
Series MTN, 6.00%, 11/1/2027 (a)	2,257,000	2,333,467
Santander Holdings USA, Inc.:
SOFR + 1.25%, 2.49%, 1/6/2028 (a) (b)	2,223,000	2,020,974
3.24%, 10/5/2026	1,569,000	1,481,685
3.45%, 6/2/2025	1,236,000	1,201,540
4.40%, 7/13/2027	300,000	291,168
4.50%, 7/17/2025	1,800,000	1,769,490
SOFR + 2.33%, 5.81%, 9/9/2026 (b)	1,121,000	1,121,235
SOFR + 2.50%, 6.17%, 1/9/2030 (b)	1,947,000	1,965,925
SOFR + 2.36%, 6.50%, 3/9/2029 (a) (b)	1,512,000	1,547,713
SOFR + 2.70%, 6.57%, 6/12/2029 (b)	1,513,000	1,558,829
SOFR + 3.28%, 7.66%, 11/9/2031 (a) (b)	2,016,000	2,194,134
Santander U.K. Group Holdings PLC:
1 yr. CMT + 1.25%, 1.53%, 8/21/2026 (b)	2,313,000	2,179,031
SOFR + 0.99%, 1.67%, 6/14/2027 (b)	1,364,000	1,247,965
SOFR + 1.22%, 2.47%, 1/11/2028 (b)	2,034,000	1,868,676
SOFR + 1.48%, 2.90%, 3/15/2032 (a) (b)	1,539,000	1,310,028
3 mo. USD Term SOFR + 1.40%, 3.82%, 11/3/2028 (a) (b)	1,479,000	1,391,266
SOFR + 2.60%, 6.53%, 1/10/2029 (b)	1,822,000	1,882,326
SOFR + 2.75%, 6.83%, 11/21/2026 (b)	2,586,000	2,628,747
Sumitomo Mitsui Banking Corp. Series GMTN, 3.65%, 7/23/2025	443,000	433,697
Sumitomo Mitsui Financial Group, Inc.:
0.95%, 1/12/2026	1,659,000	1,540,083
1.40%, 9/17/2026	3,108,000	2,841,707
1.47%, 7/8/2025	5,959,000	5,675,352
1.71%, 1/12/2031	1,948,000	1,564,653
1.90%, 9/17/2028	3,284,000	2,877,868
2.13%, 7/8/2030 (a)	1,916,000	1,604,842
2.14%, 9/23/2030	1,071,000	887,623
2.17%, 1/14/2027	1,263,000	1,169,487
Security Description	Principal Amount	Value
2.22%, 9/17/2031	$1,548,000	$1,266,574
2.47%, 1/14/2029	608,000	543,327
2.63%, 7/14/2026	3,478,000	3,294,675
2.72%, 9/27/2029	1,457,000	1,291,587
2.75%, 1/15/2030 (a)	1,890,000	1,674,578
3.01%, 10/19/2026	2,455,000	2,330,090
3.04%, 7/16/2029	5,958,000	5,403,370
3.20%, 9/17/2029	642,000	583,109
3.35%, 10/18/2027	1,498,000	1,416,404
3.36%, 7/12/2027 (a)	2,292,000	2,178,408
3.45%, 1/11/2027 (a)	1,285,000	1,232,122
3.54%, 1/17/2028	1,341,000	1,276,525
3.78%, 3/9/2026	2,351,000	2,291,520
3.94%, 7/19/2028 (a)	903,000	867,286
4.31%, 10/16/2028 (a)	568,000	559,611
5.46%, 1/13/2026	2,493,000	2,502,274
5.52%, 1/13/2028 (a)	2,975,000	3,033,459
5.71%, 1/13/2030 (a)	2,594,000	2,676,308
5.72%, 9/14/2028 (a)	1,354,000	1,391,804
5.77%, 1/13/2033 (a)	2,687,000	2,794,991
5.78%, 7/13/2033	1,457,000	1,517,028
5.80%, 7/13/2028 (a)	1,370,000	1,411,621
5.81%, 9/14/2033 (a)	1,264,000	1,326,151
5.85%, 7/13/2030 (a)	1,555,000	1,612,380
5.88%, 7/13/2026	1,087,000	1,103,718
Synchrony Bank:
5.40%, 8/22/2025	1,536,000	1,522,145
5.63%, 8/23/2027 (a)	1,655,000	1,625,045
Synovus Bank 5.63%, 2/15/2028	1,309,000	1,271,510
Synovus Financial Corp. 5.20%, 8/11/2025	739,000	731,994
Toronto-Dominion Bank:
Series MTN, 0.75%, 9/11/2025	1,695,000	1,592,334
Series MTN, 0.75%, 1/6/2026	2,054,000	1,906,420
Series MTN, 1.15%, 6/12/2025 (a)	2,372,000	2,259,425
Series MTN, 1.20%, 6/3/2026	1,971,000	1,813,832
Series MTN, 1.25%, 9/10/2026	2,284,000	2,083,716
1.95%, 1/12/2027 (a)	1,943,000	1,796,226
Series MTN, 2.00%, 9/10/2031 (a)	2,270,000	1,854,613
Series GMTN, 2.45%, 1/12/2032	2,074,000	1,726,398
Series MTN, 2.80%, 3/10/2027	2,117,000	1,993,304
Series MTN, 3.20%, 3/10/2032 (a)	2,203,000	1,935,556
5 yr. USD Swap + 2.21%, 3.63%, 9/15/2031 (b)	2,064,000	1,974,711
3.77%, 6/6/2025	2,716,000	2,668,660
4.11%, 6/8/2027 (a)	1,151,000	1,120,533

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.46%, 6/8/2032 (a)	$2,966,000	$2,837,038
Series MTN, 4.69%, 9/15/2027	2,304,000	2,282,296
Series GMTN, 4.98%, 4/5/2027	5,000,000	4,992,350
Series GMTN, 4.99%, 4/5/2029	5,000,000	4,998,750
5.10%, 1/9/2026 (a)	2,170,000	2,172,886
5.16%, 1/10/2028 (a)	1,941,000	1,954,044
5.26%, 12/11/2026	1,903,000	1,915,655
Series MTN, 5.52%, 7/17/2028	2,203,000	2,250,387
Series MTN, 5.53%, 7/17/2026 (a)	2,966,000	2,991,952
Truist Bank:
2.25%, 3/11/2030	1,894,000	1,576,622
3.30%, 5/15/2026	794,000	761,335
3.63%, 9/16/2025	1,435,000	1,396,829
3.80%, 10/30/2026	1,945,000	1,867,570
4.05%, 11/3/2025 (a)	1,547,000	1,519,773
Truist Financial Corp.:
Series MTN, 1.13%, 8/3/2027	1,392,000	1,221,828
Series MTN, 1.20%, 8/5/2025 (a)	1,373,000	1,297,554
Series MTN, SOFR + 0.61%, 1.27%, 3/2/2027 (b)	2,111,000	1,950,754
Series MTN, SOFR + 0.86%, 1.89%, 6/7/2029 (b)	1,487,000	1,292,367
Series MTN, 1.95%, 6/5/2030	1,389,000	1,148,967
Series MTN, 3.70%, 6/5/2025	1,805,000	1,769,857
Series MTN, 3.88%, 3/19/2029 (a)	1,916,000	1,782,474
4.00%, 5/1/2025 (a)	1,679,000	1,652,002
Series MTN, SOFR + 1.37%, 4.12%, 6/6/2028 (a) (b)	1,123,000	1,084,953
Series MTN, SOFR + 1.46%, 4.26%, 7/28/2026 (b)	2,029,000	1,995,724
Series MTN, SOFR + 1.44%, 4.87%, 1/26/2029 (a) (b)	2,163,000	2,125,429
Series MTN, SOFR + 2.24%, 4.92%, 7/28/2033 (b)	2,420,000	2,253,117
Series MTN, SOFR + 1.85%, 5.12%, 1/26/2034 (a) (b)	2,403,000	2,310,460
Series MTN, SOFR + 1.62%, 5.44%, 1/24/2030 (b)	1,870,000	1,866,821
Series MTN, SOFR + 1.92%, 5.71%, 1/24/2035 (b)	2,922,000	2,935,529
Series MTN, SOFR + 2.36%, 5.87%, 6/8/2034 (b)	5,138,000	5,200,786
Series MTN, SOFR + 1.63%, 5.90%, 10/28/2026 (b)	1,737,000	1,746,623
Series MTN, SOFR + 2.05%, 6.05%, 6/8/2027 (a) (b)	2,336,000	2,367,302
Security Description	Principal Amount	Value
Series MTN, SOFR + 2.30%, 6.12%, 10/28/2033 (b)	$1,679,000	$1,733,467
Series MTN, SOFR + 2.45%, 7.16%, 10/30/2029 (b)	5,802,000	6,189,632
U.S. Bancorp:
Series MTN, 1.38%, 7/22/2030 (a)	1,934,000	1,553,737
1.45%, 5/12/2025	2,369,000	2,271,753
Series MTN, SOFR + 0.73%, 2.22%, 1/27/2028 (b)	1,824,000	1,682,220
Series V, 2.38%, 7/22/2026 (a)	2,091,000	1,970,684
5 yr. CMT + 0.95%, 2.49%, 11/3/2036 (b)	1,984,000	1,562,479
Series MTN, SOFR + 1.02%, 2.68%, 1/27/2033 (a) (b)	1,425,000	1,179,145
Series DMTN, 3.00%, 7/30/2029	1,619,000	1,446,317
Series MTN, 3.10%, 4/27/2026 (a)	1,430,000	1,371,113
Series X, 3.15%, 4/27/2027	2,204,000	2,090,935
Series MTN, 3.90%, 4/26/2028	1,509,000	1,451,809
Series MTN, 3.95%, 11/17/2025	1,606,000	1,573,607
Series MTN, SOFR + 1.66%, 4.55%, 7/22/2028 (a) (b)	2,571,000	2,519,889
SOFR + 1.23%, 4.65%, 2/1/2029 (a) (b)	2,414,000	2,363,620
SOFR + 1.60%, 4.84%, 2/1/2034 (a) (b)	3,164,000	3,002,731
Series MTN, SOFR + 2.11%, 4.97%, 7/22/2033 (b)	5,557,000	5,259,423
SOFR + 1.56%, 5.38%, 1/23/2030 (a) (b)	2,414,000	2,425,008
SOFR + 1.86%, 5.68%, 1/23/2035 (b)	3,133,000	3,164,925
SOFR + 1.43%, 5.73%, 10/21/2026 (b)	3,460,000	3,478,961
SOFR + 2.02%, 5.78%, 6/12/2029 (b)	2,695,000	2,742,378
SOFR + 2.26%, 5.84%, 6/12/2034 (a) (b)	4,193,000	4,274,512
SOFR + 2.09%, 5.85%, 10/21/2033 (a) (b)	2,367,000	2,416,565
SOFR + 1.88%, 6.79%, 10/26/2027 (b)	1,610,000	1,667,863
UBS AG:
1.25%, 6/1/2026	1,782,000	1,640,723
5.65%, 9/11/2028	1,275,000	1,305,524
5.80%, 9/11/2025	1,624,000	1,635,612
UBS Group AG 4.55%, 4/17/2026	3,256,000	3,204,164
Wachovia Corp. 7.57%, 8/1/2026 (c)	609,000	636,490
Webster Financial Corp. 4.10%, 3/25/2029	1,399,000	1,282,267

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Wells Fargo & Co.:
SOFR + 2.00%, 2.19%, 4/30/2026 (b)	$4,977,000	$4,794,344
Series MTN, SOFR + 2.10%, 2.39%, 6/2/2028 (b)	4,502,000	4,121,581
Series MTN, 3 mo. USD Term SOFR + 1.26%, 2.57%, 2/11/2031 (b)	5,180,000	4,463,451
Series MTN, 3 mo. USD Term SOFR + 1.43%, 2.88%, 10/30/2030 (b)	9,756,000	8,624,889
3.00%, 4/22/2026	5,519,000	5,279,641
3.00%, 10/23/2026	9,572,000	9,063,152
Series MTN, 3 mo. USD Term SOFR + 1.43%, 3.20%, 6/17/2027 (b)	5,198,000	4,963,518
Series MTN, SOFR + 1.50%, 3.35%, 3/2/2033 (b)	6,089,000	5,279,589
Series MTN, SOFR + 1.51%, 3.53%, 3/24/2028 (b)	9,935,000	9,456,828
Series MTN, 3.55%, 9/29/2025 (a)	250,000	243,785
Series MTN, 3 mo. USD Term SOFR + 1.57%, 3.58%, 5/22/2028 (b)	5,126,000	4,871,699
Series MTN, SOFR + 1.32%, 3.91%, 4/25/2026 (b)	4,859,000	4,769,060
Series MTN, 4.10%, 6/3/2026	6,566,000	6,391,935
Series MTN, 4.15%, 1/24/2029 (a)	4,309,000	4,152,454
Series GMTN, 4.30%, 7/22/2027 (a)	4,263,000	4,151,864
Series MTN, 3 mo. USD Term SOFR + 4.03%, 4.48%, 4/4/2031 (a) (b)	5,285,000	5,066,412
Series MTN, SOFR + 1.56%, 4.54%, 8/15/2026 (b)	2,625,000	2,591,978
Series MTN, SOFR + 1.98%, 4.81%, 7/25/2028 (b)	4,636,000	4,568,268
Series MTN, SOFR + 2.10%, 4.90%, 7/25/2033 (b)	6,666,000	6,418,891
SOFR + 1.50%, 5.20%, 1/23/2030 (a) (b)	4,968,000	4,959,306
SOFR + 2.02%, 5.39%, 4/24/2034 (b)	6,178,000	6,131,727
SOFR + 1.78%, 5.50%, 1/23/2035 (a) (b)	4,528,000	4,536,830
Series MTN, SOFR + 1.99%, 5.56%, 7/25/2034 (b)	7,130,000	7,163,154
Series MTN, SOFR + 1.74%, 5.57%, 7/25/2029 (a) (b)	11,336,000	11,465,797
SOFR + 1.79%, 6.30%, 10/23/2029 (b)	4,743,000	4,941,210
SOFR + 2.06%, 6.49%, 10/23/2034 (b)	5,225,000	5,608,410
Series B, 7.95%, 11/15/2029	1,499,000	1,677,591
Security Description	Principal Amount	Value
Wells Fargo Bank NA:
4.81%, 1/15/2026	$3,449,000	$3,431,514
5.25%, 12/11/2026	3,367,000	3,380,569
5.45%, 8/7/2026	11,092,000	11,167,537
5.55%, 8/1/2025 (a)	5,594,000	5,621,578
Westpac Banking Corp.:
1.15%, 6/3/2026 (a)	1,935,000	1,784,205
1.95%, 11/20/2028 (a)	4,079,000	3,598,371
2.15%, 6/3/2031 (a)	1,640,000	1,372,516
2.65%, 1/16/2030 (a)	1,299,000	1,159,916
5 yr. CMT + 1.75%, 2.67%, 11/15/2035 (b)	1,898,000	1,565,015
2.70%, 8/19/2026	1,061,000	1,008,427
2.85%, 5/13/2026 (a)	2,375,000	2,277,720
5 yr. CMT + 1.53%, 3.02%, 11/18/2036 (b)	1,683,000	1,383,476
3.35%, 3/8/2027	2,262,000	2,171,837
3.40%, 1/25/2028 (a)	1,182,000	1,124,378
3.74%, 8/26/2025	1,490,000	1,462,480
4.04%, 8/26/2027 (a)	2,635,000	2,583,618
5 yr. CMT + 2.00%, 4.11%, 7/24/2034 (b)	1,992,000	1,841,883
Series GMTN, 5 yr. USD ICE Swap + 2.24%, 4.32%, 11/23/2031 (b)	2,453,000	2,367,022
1 yr. CMT + 2.68%, 5.41%, 8/10/2033 (b)	1,351,000	1,339,557
5.46%, 11/18/2027	2,410,000	2,459,260
5.51%, 11/17/2025	2,128,000	2,143,641
5.54%, 11/17/2028 (a)	2,153,000	2,213,306
6.82%, 11/17/2033 (a)	1,343,000	1,459,599
Wintrust Financial Corp. 4.85%, 6/6/2029	541,000	491,688
Zions Bancorp NA 3.25%, 10/29/2029	1,331,000	1,091,087
		2,384,101,118
BEVERAGES — 1.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 3.65%, 2/1/2026	3,409,000	3,331,275
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 6/1/2030	2,784,000	2,592,043
4.00%, 4/13/2028 (a)	3,519,000	3,433,207
4.75%, 1/23/2029	7,285,000	7,281,940
4.90%, 1/23/2031 (a)	1,464,000	1,482,812
5.00%, 6/15/2034	2,000,000	2,009,260
Brown-Forman Corp.:
3.50%, 4/15/2025	1,808,000	1,773,829
4.75%, 4/15/2033	250,000	247,510
Coca-Cola Co.:
1.00%, 3/15/2028 (a)	1,172,000	1,028,278
1.38%, 3/15/2031 (a)	2,658,000	2,158,907
1.45%, 6/1/2027 (a)	2,450,000	2,229,696

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
1.50%, 3/5/2028 (a)	$786,000	$702,071
1.65%, 6/1/2030	1,744,000	1,470,924
2.00%, 3/5/2031 (a)	2,500,000	2,114,300
2.13%, 9/6/2029 (a)	1,642,000	1,457,012
2.25%, 1/5/2032 (a)	2,630,000	2,238,393
2.90%, 5/25/2027 (a)	1,178,000	1,121,374
3.38%, 3/25/2027	1,679,000	1,626,817
3.45%, 3/25/2030 (a)	3,284,000	3,090,113
Coca-Cola Consolidated, Inc. 3.80%, 11/25/2025	1,911,000	1,869,875
Coca-Cola Femsa SAB de CV:
1.85%, 9/1/2032	400,000	313,640
2.75%, 1/22/2030	1,657,000	1,468,003
Constellation Brands, Inc.:
2.25%, 8/1/2031	2,077,000	1,715,976
2.88%, 5/1/2030	1,809,000	1,602,340
3.15%, 8/1/2029 (a)	1,544,000	1,408,452
3.50%, 5/9/2027	2,016,000	1,924,252
3.60%, 2/15/2028 (a)	300,000	284,955
3.70%, 12/6/2026 (a)	2,214,000	2,135,381
4.35%, 5/9/2027	1,555,000	1,522,656
4.40%, 11/15/2025	1,379,000	1,358,274
4.65%, 11/15/2028 (a)	310,000	305,046
4.75%, 12/1/2025	1,936,000	1,919,021
4.80%, 1/15/2029	1,629,000	1,614,811
Diageo Capital PLC:
1.38%, 9/29/2025	2,096,000	1,984,178
2.00%, 4/29/2030	1,344,000	1,143,583
2.13%, 4/29/2032	1,692,000	1,381,603
2.38%, 10/24/2029	1,144,000	1,010,781
3.88%, 5/18/2028	1,563,000	1,514,266
5.20%, 10/24/2025 (a)	2,018,000	2,020,179
5.30%, 10/24/2027	1,940,000	1,967,024
5.38%, 10/5/2026	1,516,000	1,530,296
5.50%, 1/24/2033 (a)	575,000	596,447
5.63%, 10/5/2033	1,150,000	1,209,719
Keurig Dr Pepper, Inc.:
2.25%, 3/15/2031 (a)	1,134,000	945,937
2.55%, 9/15/2026	1,558,000	1,466,187
3.20%, 5/1/2030	1,556,000	1,403,387
3.40%, 11/15/2025	2,133,000	2,070,802
3.43%, 6/15/2027	667,000	635,384
3.95%, 4/15/2029 (a)	1,902,000	1,816,334
4.05%, 4/15/2032 (a)	1,886,000	1,757,714
4.42%, 5/25/2025	1,514,000	1,497,634
4.60%, 5/25/2028	1,413,000	1,394,504
5.05%, 3/15/2029	1,640,000	1,642,706
5.10%, 3/15/2027 (a)	1,795,000	1,796,651
Series 10, 5.20%, 3/15/2031 (a)	1,065,000	1,068,706
5.30%, 3/15/2034 (a)	2,300,000	2,309,453
Molson Coors Beverage Co. 3.00%, 7/15/2026	3,389,000	3,235,885
Security Description	Principal Amount	Value
Pepsico Singapore Financing I Pte. Ltd.:
4.55%, 2/16/2029	$2,881,000	$2,858,816
4.65%, 2/16/2027	2,509,000	2,493,846
4.70%, 2/16/2034	2,931,000	2,896,473
PepsiCo, Inc.:
1.40%, 2/25/2031 (a)	1,983,000	1,602,105
1.63%, 5/1/2030 (a)	1,952,000	1,638,040
1.95%, 10/21/2031 (a)	524,000	435,565
2.38%, 10/6/2026	937,000	884,669
2.63%, 3/19/2027	1,721,000	1,622,748
2.75%, 4/30/2025	464,000	452,632
2.75%, 3/19/2030 (a)	2,152,000	1,937,338
2.85%, 2/24/2026 (a)	467,000	451,066
3.00%, 10/15/2027	2,301,000	2,180,128
3.50%, 7/17/2025	471,000	461,542
3.60%, 2/18/2028	1,740,000	1,681,136
3.90%, 7/18/2032 (a)	1,064,000	1,007,736
4.45%, 5/15/2028 (a)	1,280,000	1,280,730
4.55%, 2/13/2026 (a)	567,000	564,222
5.13%, 11/10/2026 (a)	2,555,000	2,575,977
5.25%, 11/10/2025 (a)	1,584,000	1,593,013
7.00%, 3/1/2029 (a)	2,034,000	2,246,716
		129,096,301
BIOTECHNOLOGY — 0.9%
Amgen, Inc.:
1.65%, 8/15/2028 (a)	1,030,000	901,198
2.00%, 1/15/2032	1,763,000	1,425,562
2.20%, 2/21/2027	2,297,000	2,125,782
2.30%, 2/25/2031 (a)	3,061,000	2,587,708
2.45%, 2/21/2030	2,989,000	2,612,894
2.60%, 8/19/2026 (a)	1,995,000	1,889,046
3.00%, 2/22/2029 (a)	2,133,000	1,973,452
3.13%, 5/1/2025 (a)	2,181,000	2,129,485
3.20%, 11/2/2027	1,896,000	1,790,507
3.35%, 2/22/2032	2,219,000	1,982,632
4.05%, 8/18/2029 (a)	2,277,000	2,188,880
4.20%, 3/1/2033	1,615,000	1,509,783
5.15%, 3/2/2028	4,864,000	4,897,659
5.25%, 3/2/2030	5,252,500	5,335,384
5.25%, 3/2/2033 (a)	6,726,000	6,783,171
5.51%, 3/2/2026	1,084,000	1,083,512
Baxalta, Inc. 4.00%, 6/23/2025	2,077,000	2,042,688
Biogen, Inc.:
2.25%, 5/1/2030	3,359,000	2,839,329
4.05%, 9/15/2025	2,844,000	2,790,703
Bio-Rad Laboratories, Inc.:
3.30%, 3/15/2027	1,756,000	1,664,583
3.70%, 3/15/2032 (a)	2,392,000	2,146,581
Gilead Sciences, Inc.:
1.20%, 10/1/2027 (a)	1,166,000	1,032,738
1.65%, 10/1/2030 (a)	2,544,000	2,095,086
2.95%, 3/1/2027	2,094,000	1,991,917
3.65%, 3/1/2026	4,243,000	4,132,937

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.25%, 10/15/2033 (a)	$1,870,000	$1,908,354
Illumina, Inc.:
2.55%, 3/23/2031 (a)	1,682,000	1,390,896
5.75%, 12/13/2027	1,372,000	1,388,148
5.80%, 12/12/2025	1,394,000	1,396,913
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030 (a)	1,699,000	1,389,085
Royalty Pharma PLC:
1.20%, 9/2/2025	2,101,900	1,978,771
1.75%, 9/2/2027 (a)	1,879,000	1,677,928
2.15%, 9/2/2031 (a)	1,421,000	1,143,976
2.20%, 9/2/2030	2,446,000	2,033,091
		76,260,379
CHEMICALS — 1.3%
Air Products & Chemicals, Inc.:
1.50%, 10/15/2025 (a)	606,000	574,742
1.85%, 5/15/2027 (a)	1,684,000	1,546,468
2.05%, 5/15/2030 (a)	1,849,000	1,583,447
4.60%, 2/8/2029 (a)	1,859,000	1,849,538
4.75%, 2/8/2031 (a)	2,244,000	2,235,002
4.85%, 2/8/2034	1,994,000	1,972,864
Albemarle Corp.:
4.65%, 6/1/2027 (a)	1,243,000	1,220,029
5.05%, 6/1/2032 (a)	2,773,000	2,663,772
Cabot Corp. 5.00%, 6/30/2032	1,278,000	1,245,935
Celanese U.S. Holdings LLC:
1.40%, 8/5/2026	1,398,000	1,272,837
6.17%, 7/15/2027 (a)	2,694,000	2,744,028
6.33%, 7/15/2029 (a)	1,707,000	1,770,296
6.35%, 11/15/2028	1,164,000	1,207,720
6.38%, 7/15/2032 (a)	2,061,000	2,139,607
6.55%, 11/15/2030	1,761,000	1,854,192
6.70%, 11/15/2033	650,000	693,004
Dow Chemical Co.:
5.15%, 2/15/2034 (a)	2,238,000	2,231,398
6.30%, 3/15/2033 (a)	1,521,000	1,638,345
7.38%, 11/1/2029	2,097,000	2,334,548
DuPont de Nemours, Inc.:
4.49%, 11/15/2025	2,622,000	2,587,888
4.73%, 11/15/2028 (a)	3,448,000	3,443,207
Eastman Chemical Co.:
4.50%, 12/1/2028 (a)	1,134,000	1,104,663
5.63%, 2/20/2034	2,537,000	2,552,653
5.75%, 3/8/2033	2,023,000	2,056,157
Ecolab, Inc.:
1.30%, 1/30/2031 (a)	2,013,000	1,611,406
1.65%, 2/1/2027	1,439,000	1,318,369
2.13%, 2/1/2032 (a)	1,387,000	1,152,042
2.70%, 11/1/2026	1,128,000	1,071,859
3.25%, 12/1/2027	1,175,000	1,115,615
4.80%, 3/24/2030 (a)	1,916,000	1,924,545
5.25%, 1/15/2028	1,102,000	1,123,379
Security Description	Principal Amount	Value
EIDP, Inc.:
1.70%, 7/15/2025	$1,769,000	$1,688,900
2.30%, 7/15/2030 (a)	2,070,000	1,782,187
4.50%, 5/15/2026	1,738,000	1,719,264
4.80%, 5/15/2033 (a)	1,367,000	1,349,502
FMC Corp.:
3.20%, 10/1/2026	1,323,000	1,250,473
3.45%, 10/1/2029	2,786,000	2,509,099
5.65%, 5/18/2033 (a)	2,841,000	2,793,981
Huntsman International LLC:
2.95%, 6/15/2031 (a)	1,990,000	1,658,287
4.50%, 5/1/2029	2,145,000	2,048,754
International Flavors & Fragrances, Inc. 4.45%, 9/26/2028	791,000	766,218
Linde, Inc.:
1.10%, 8/10/2030 (a)	150,000	121,266
3.20%, 1/30/2026	1,305,000	1,265,498
4.70%, 12/5/2025 (a)	1,200,000	1,194,720
LYB International Finance III LLC:
1.25%, 10/1/2025	1,222,000	1,147,886
2.25%, 10/1/2030 (a)	1,099,000	927,611
5.50%, 3/1/2034	1,950,000	1,952,886
5.63%, 5/15/2033 (a)	1,607,000	1,644,941
Mosaic Co.:
4.05%, 11/15/2027 (a)	1,055,000	1,017,991
5.38%, 11/15/2028	745,000	754,082
NewMarket Corp. 2.70%, 3/18/2031	1,300,000	1,091,805
Nutrien Ltd.:
3.00%, 4/1/2025	1,525,000	1,486,585
4.00%, 12/15/2026	348,000	337,623
4.20%, 4/1/2029 (a)	1,476,000	1,425,595
4.90%, 3/27/2028 (a)	2,207,000	2,197,510
5.95%, 11/7/2025	1,955,000	1,971,735
PPG Industries, Inc.:
1.20%, 3/15/2026	1,296,000	1,201,185
2.55%, 6/15/2030 (a)	797,000	694,928
2.80%, 8/15/2029	236,000	213,049
3.75%, 3/15/2028	629,000	605,488
Rohm & Haas Co. 7.85%, 7/15/2029	1,808,000	2,016,824
RPM International, Inc.:
2.95%, 1/15/2032	562,000	475,480
3.75%, 3/15/2027	495,000	473,705
4.55%, 3/1/2029	1,085,000	1,053,502
Sherwin-Williams Co.:
2.30%, 5/15/2030	150,000	128,824
2.95%, 8/15/2029 (a)	1,437,000	1,303,215
3.45%, 8/1/2025	1,863,000	1,816,499
3.45%, 6/1/2027	2,233,000	2,134,391
3.95%, 1/15/2026	2,174,000	2,129,716
4.25%, 8/8/2025	1,887,000	1,860,223
Westlake Corp.:
3.38%, 6/15/2030	1,574,000	1,415,624

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.60%, 8/15/2026	$1,644,000	$1,580,920
		109,047,527
COAL — 0.0% (d)
Teck Resources Ltd. 3.90%, 7/15/2030 (a)	1,862,000	1,717,136
COMMERCIAL SERVICES — 0.9%
Automatic Data Processing, Inc.:
1.25%, 9/1/2030 (a)	1,994,000	1,630,374
1.70%, 5/15/2028	917,000	820,935
3.38%, 9/15/2025 (a)	783,000	765,931
Block Financial LLC:
2.50%, 7/15/2028	704,000	625,469
3.88%, 8/15/2030 (a)	3,137,000	2,850,404
Cintas Corp. No. 2:
3.45%, 5/1/2025	1,558,000	1,526,824
3.70%, 4/1/2027	1,650,000	1,602,695
4.00%, 5/1/2032	1,420,000	1,340,111
Emory University Series 2020, 2.14%, 9/1/2030	894,000	772,496
Equifax, Inc.:
2.35%, 9/15/2031	1,939,000	1,602,079
2.60%, 12/15/2025	2,016,000	1,924,615
3.10%, 5/15/2030	1,113,000	994,143
5.10%, 12/15/2027 (a)	1,731,500	1,730,132
5.10%, 6/1/2028	1,371,000	1,373,358
Global Payments, Inc.:
1.20%, 3/1/2026	1,775,000	1,642,709
2.15%, 1/15/2027	1,464,000	1,350,657
2.90%, 5/15/2030 (a)	1,899,000	1,648,674
2.90%, 11/15/2031	2,000,000	1,678,560
3.20%, 8/15/2029	2,207,000	1,982,857
4.45%, 6/1/2028	101,000	97,697
4.80%, 4/1/2026	1,678,000	1,660,381
5.30%, 8/15/2029	1,885,000	1,876,895
5.40%, 8/15/2032	1,832,000	1,816,007
GXO Logistics, Inc.:
1.65%, 7/15/2026	2,210,000	2,024,691
2.65%, 7/15/2031	2,025,000	1,654,040
Johns Hopkins University Series A, 4.71%, 7/1/2032	546,000	551,367
Leland Stanford Junior University 1.29%, 6/1/2027	608,000	547,492
Moody's Corp.:
2.00%, 8/19/2031 (a)	2,121,000	1,727,830
3.25%, 1/15/2028	1,320,000	1,255,650
PayPal Holdings, Inc.:
1.65%, 6/1/2025	1,567,000	1,503,881
2.30%, 6/1/2030 (a)	2,046,000	1,764,184
2.65%, 10/1/2026	1,948,000	1,839,750
2.85%, 10/1/2029 (a)	2,056,000	1,860,207
3.90%, 6/1/2027 (a)	1,956,000	1,903,736
4.40%, 6/1/2032 (a)	1,143,000	1,107,167
Security Description	Principal Amount	Value
Quanta Services, Inc.:
2.35%, 1/15/2032 (a)	$1,286,000	$1,045,171
2.90%, 10/1/2030	1,859,000	1,625,770
RELX Capital, Inc.:
3.00%, 5/22/2030	725,000	651,159
4.00%, 3/18/2029	129,000	123,859
4.75%, 5/20/2032	529,000	523,572
S&P Global, Inc.:
1.25%, 8/15/2030	1,639,000	1,325,525
2.45%, 3/1/2027	1,957,000	1,832,496
2.50%, 12/1/2029 (a)	1,781,000	1,577,182
2.90%, 3/1/2032	2,153,000	1,875,177
2.95%, 1/22/2027	1,378,000	1,308,948
4.25%, 5/1/2029	2,134,000	2,080,949
4.75%, 8/1/2028 (a)	1,413,000	1,411,333
5.25%, 9/15/2033 (e)	1,706,000	1,742,986
Triton Container International Ltd./TAL International Container Corp. 3.25%, 3/15/2032	1,683,000	1,364,324
UL Solutions, Inc. 6.50%, 10/20/2028 (e)	1,597,000	1,664,713
Verisk Analytics, Inc.:
4.00%, 6/15/2025	1,451,000	1,425,085
4.13%, 3/15/2029	1,542,000	1,484,591
5.75%, 4/1/2033	2,187,000	2,276,011
Yale University:
Series 2020, 0.87%, 4/15/2025	300,000	286,653
Series 2020, 1.48%, 4/15/2030	1,494,000	1,255,020
		77,934,522
COMPUTERS — 1.9%
Amdocs Ltd. 2.54%, 6/15/2030	1,529,000	1,309,436
Apple, Inc.:
0.55%, 8/20/2025	1,359,000	1,280,083
0.70%, 2/8/2026	3,670,000	3,405,650
1.20%, 2/8/2028	4,321,000	3,818,857
1.25%, 8/20/2030	4,837,000	3,953,764
1.40%, 8/5/2028 (a)	3,191,000	2,806,070
1.65%, 5/11/2030 (a)	3,703,000	3,129,516
1.65%, 2/8/2031 (a)	7,514,000	6,248,041
1.70%, 8/5/2031 (a)	1,913,000	1,574,686
2.05%, 9/11/2026	2,947,000	2,766,319
2.20%, 9/11/2029	4,748,000	4,221,067
2.45%, 8/4/2026	7,788,000	7,397,977
2.90%, 9/12/2027 (a)	2,357,000	2,231,348
3.00%, 6/20/2027 (a)	1,513,000	1,441,601
3.00%, 11/13/2027 (a)	2,403,000	2,283,042
3.20%, 5/11/2027	1,937,000	1,854,852
3.25%, 2/23/2026	4,096,000	3,982,377
3.25%, 8/8/2029 (a)	2,623,000	2,464,125
3.35%, 2/9/2027	6,501,000	6,279,901
3.35%, 8/8/2032 (a)	2,226,000	2,044,937

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
CGI, Inc.:
1.45%, 9/14/2026	$1,575,000	$1,433,896
2.30%, 9/14/2031	712,000	572,932
Dell International LLC/EMC Corp.:
4.90%, 10/1/2026	2,523,000	2,506,172
5.25%, 2/1/2028	1,777,000	1,798,750
5.30%, 10/1/2029 (a)	2,542,000	2,572,707
5.75%, 2/1/2033 (a)	1,527,000	1,579,559
5.85%, 7/15/2025	1,690,001	1,698,620
6.02%, 6/15/2026	3,764,000	3,813,497
6.10%, 7/15/2027	2,871,000	2,956,010
6.20%, 7/15/2030	1,846,000	1,943,838
Dell, Inc. 7.10%, 4/15/2028	486,000	521,974
DXC Technology Co.:
1.80%, 9/15/2026	1,529,000	1,392,797
2.38%, 9/15/2028 (a)	2,305,000	2,003,045
Fortinet, Inc.:
1.00%, 3/15/2026	1,354,000	1,245,951
2.20%, 3/15/2031	1,267,000	1,057,172
Genpact Luxembourg SARL/Genpact USA, Inc. 1.75%, 4/10/2026	1,126,000	1,044,770
Hewlett Packard Enterprise Co.:
1.75%, 4/1/2026 (a)	1,421,000	1,327,143
4.90%, 10/15/2025	4,043,000	4,017,125
6.10%, 4/1/2026	1,349,000	1,349,755
HP, Inc.:
1.45%, 6/17/2026	2,045,000	1,887,985
2.20%, 6/17/2025	1,856,000	1,785,862
2.65%, 6/17/2031 (a)	1,993,000	1,687,951
3.00%, 6/17/2027	1,836,000	1,726,189
4.20%, 4/15/2032 (a)	1,595,000	1,492,489
4.75%, 1/15/2028	1,521,000	1,511,844
5.50%, 1/15/2033 (a)	2,978,000	3,015,165
International Business Machines Corp.:
1.70%, 5/15/2027	1,856,000	1,684,673
1.95%, 5/15/2030 (a)	1,907,000	1,610,423
2.20%, 2/9/2027 (a)	1,282,000	1,191,132
2.72%, 2/9/2032 (a)	200,000	173,174
3.30%, 5/15/2026	4,800,000	4,631,424
3.30%, 1/27/2027 (a)	1,741,000	1,670,942
3.45%, 2/19/2026 (a)	1,736,000	1,688,121
3.50%, 5/15/2029	5,298,000	4,992,994
4.00%, 7/27/2025	1,568,000	1,543,461
4.15%, 7/27/2027	1,404,000	1,373,926
4.40%, 7/27/2032	1,742,000	1,675,717
4.50%, 2/6/2028 (a)	600,000	594,570
4.75%, 2/6/2033 (a)	1,587,000	1,560,513
5.88%, 11/29/2032	1,878,000	1,998,774
6.22%, 8/1/2027	150,000	156,658
6.50%, 1/15/2028	1,112,000	1,184,080
7.00%, 10/30/2025	1,503,000	1,548,872
Security Description	Principal Amount	Value
Kyndryl Holdings, Inc.:
2.05%, 10/15/2026	$1,334,000	$1,222,211
2.70%, 10/15/2028	1,745,000	1,546,646
3.15%, 10/15/2031	1,855,000	1,562,244
Leidos, Inc.:
2.30%, 2/15/2031	1,946,000	1,608,155
3.63%, 5/15/2025	1,496,000	1,462,744
4.38%, 5/15/2030	1,577,000	1,492,662
5.75%, 3/15/2033	546,000	560,769
NetApp, Inc.:
1.88%, 6/22/2025	1,803,000	1,724,696
2.38%, 6/22/2027 (a)	63,000	57,906
2.70%, 6/22/2030	1,458,000	1,264,305
Teledyne FLIR LLC 2.50%, 8/1/2030 (a)	1,797,000	1,527,396
Western Digital Corp.:
2.85%, 2/1/2029	1,998,000	1,740,678
3.10%, 2/1/2032	1,981,000	1,593,655
4.75%, 2/15/2026	1,536,124	1,502,821
		160,583,189
CONSTRUCTION MATERIALS — 0.5%
Carrier Global Corp.:
2.49%, 2/15/2027	69,000	64,318
2.70%, 2/15/2031	2,002,000	1,721,240
2.72%, 2/15/2030	3,538,000	3,129,255
5.80%, 11/30/2025	4,644,000	4,674,836
Eagle Materials, Inc. 2.50%, 7/1/2031	2,009,000	1,688,625
Fortune Brands Innovations, Inc.:
3.25%, 9/15/2029	1,543,000	1,405,550
4.00%, 6/15/2025	1,728,000	1,695,099
4.00%, 3/25/2032	1,046,000	956,117
5.88%, 6/1/2033	1,391,000	1,418,180
Johnson Controls International PLC 3.90%, 2/14/2026	1,931,000	1,882,339
Johnson Controls International PLC/Tyco Fire & Security Finance SCA:
1.75%, 9/15/2030	778,000	640,045
2.00%, 9/16/2031	1,036,000	840,434
Lennox International, Inc.:
1.35%, 8/1/2025	1,289,000	1,219,304
5.50%, 9/15/2028	631,000	639,619
Martin Marietta Materials, Inc.:
2.40%, 7/15/2031	1,102,000	925,041
Series CB, 2.50%, 3/15/2030 (a)	1,253,000	1,093,894
3.45%, 6/1/2027	1,386,000	1,325,570
3.50%, 12/15/2027 (a)	1,445,000	1,378,227
Masco Corp.:
2.00%, 10/1/2030	2,028,000	1,662,189
2.00%, 2/15/2031	1,792,000	1,464,978
3.50%, 11/15/2027	647,000	610,690

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Mohawk Industries, Inc.:
3.63%, 5/15/2030 (a)	$1,210,000	$1,115,124
5.85%, 9/18/2028 (a)	1,174,000	1,208,903
Owens Corning:
3.40%, 8/15/2026	846,000	811,458
3.88%, 6/1/2030	1,630,000	1,521,931
Trane Technologies Financing Ltd. 5.25%, 3/3/2033	1,423,000	1,444,644
Vulcan Materials Co.:
3.50%, 6/1/2030	1,371,000	1,257,152
3.90%, 4/1/2027	1,375,000	1,332,897
4.50%, 4/1/2025	736,000	727,816
		39,855,475
COSMETICS/PERSONAL CARE — 0.1%
Kenvue, Inc.:
4.90%, 3/22/2033	1,837,000	1,836,651
5.00%, 3/22/2030	1,525,000	1,541,256
5.05%, 3/22/2028 (a)	1,610,000	1,628,628
5.35%, 3/22/2026	1,880,000	1,894,344
Unilever Capital Corp.:
4.88%, 9/8/2028 (a)	1,911,000	1,931,792
5.00%, 12/8/2033	1,489,000	1,505,379
		10,338,050
DISTRIBUTION & WHOLESALE — 0.0% (d)
LKQ Corp.:
5.75%, 6/15/2028 (a)	1,763,000	1,794,364
6.25%, 6/15/2033	1,432,000	1,490,726
		3,285,090
DIVERSIFIED FINANCIAL SERVICES — 4.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.75%, 1/30/2026	1,811,000	1,692,108
2.45%, 10/29/2026	6,675,000	6,201,876
3.00%, 10/29/2028	6,352,000	5,753,388
3.30%, 1/30/2032	6,895,000	5,905,223
3.40%, 10/29/2033	2,060,000	1,736,539
3.65%, 7/21/2027	1,758,000	1,663,384
3.88%, 1/23/2028	1,187,000	1,126,178
4.45%, 10/1/2025 (a)	1,881,000	1,852,484
4.45%, 4/3/2026 (a)	1,406,000	1,384,559
4.63%, 10/15/2027 (a)	1,756,000	1,712,504
5.10%, 1/19/2029 (a)	1,000,000	994,390
5.30%, 1/19/2034 (a)	1,606,000	1,574,956
5.75%, 6/6/2028 (a)	2,129,000	2,157,231
6.10%, 1/15/2027	2,059,000	2,092,768
6.15%, 9/30/2030 (a)	1,356,000	1,407,772
6.45%, 4/15/2027 (e)	2,420,000	2,484,953
6.50%, 7/15/2025	1,752,000	1,769,993
Affiliated Managers Group, Inc. 3.30%, 6/15/2030	1,348,000	1,203,791
Air Lease Corp.:
1.88%, 8/15/2026	1,855,000	1,710,514
Security Description	Principal Amount	Value
2.10%, 9/1/2028	$448,000	$392,721
2.20%, 1/15/2027	1,676,000	1,542,289
Series MTN, 2.88%, 1/15/2026	2,072,000	1,982,448
Series MTN, 2.88%, 1/15/2032	1,245,000	1,049,012
Series MTN, 3.00%, 2/1/2030	455,000	402,379
3.13%, 12/1/2030	1,647,000	1,447,038
3.38%, 7/1/2025 (a)	1,953,000	1,903,140
3.63%, 4/1/2027 (a)	804,000	766,702
3.63%, 12/1/2027 (a)	1,823,000	1,721,714
Series GMTN, 3.75%, 6/1/2026	1,874,000	1,807,810
4.63%, 10/1/2028	1,609,000	1,566,329
5.10%, 3/1/2029	1,439,000	1,430,366
5.30%, 2/1/2028 (a)	1,530,000	1,532,004
5.85%, 12/15/2027 (a)	734,000	745,737
Aircastle Ltd. 4.25%, 6/15/2026	1,175,000	1,141,724
Ally Financial, Inc.:
2.20%, 11/2/2028 (a)	2,069,000	1,775,057
4.75%, 6/9/2027	576,000	559,670
5.80%, 5/1/2025 (a)	387,000	386,435
6.70%, 2/14/2033	469,000	474,037
SOFR + 2.82%, 6.85%, 1/3/2030 (b)	1,936,000	1,993,480
SOFR + 3.26%, 6.99%, 6/13/2029 (b)	2,080,000	2,159,165
7.10%, 11/15/2027	1,382,000	1,444,190
8.00%, 11/1/2031	5,118,000	5,698,321
American Express Co.:
1.65%, 11/4/2026	2,196,000	2,013,842
2.55%, 3/4/2027	5,964,000	5,568,587
3.13%, 5/20/2026	1,536,000	1,477,386
3.30%, 5/3/2027 (a)	2,638,000	2,508,527
3.95%, 8/1/2025 (a)	3,487,000	3,427,721
4.05%, 5/3/2029	2,189,000	2,123,418
4.20%, 11/6/2025 (a)	1,700,000	1,677,339
SOFR + 1.76%, 4.42%, 8/3/2033 (a) (b)	1,598,000	1,524,108
4.90%, 2/13/2026	1,912,000	1,903,683
SOFR + 1.00%, 4.99%, 5/1/2026 (b)	2,045,000	2,032,914
SOFR + 2.26%, 4.99%, 5/26/2033 (b)	1,921,000	1,875,741
SOFR + 1.84%, 5.04%, 5/1/2034 (b)	1,622,000	1,603,753
SOFR + 1.00%, 5.10%, 2/16/2028 (b)	5,986,000	5,978,757
SOFR + 1.28%, 5.28%, 7/27/2029 (b)	2,034,000	2,045,858
SOFR + 0.97%, 5.39%, 7/28/2027 (a) (b)	3,256,000	3,268,470
SOFR + 1.93%, 5.63%, 7/28/2034 (b)	1,399,000	1,409,506

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.85%, 11/5/2027	$1,178,000	$1,213,281
SOFR + 1.33%, 6.34%, 10/30/2026 (b)	1,787,000	1,810,910
SOFR + 1.94%, 6.49%, 10/30/2031 (b)	2,133,000	2,285,190
American Express Credit Corp. Series MTN, 3.30%, 5/3/2027	973,000	923,474
Ameriprise Financial, Inc.:
2.88%, 9/15/2026	485,000	461,705
3.00%, 4/2/2025	1,739,000	1,698,099
4.50%, 5/13/2032 (a)	477,000	462,099
5.70%, 12/15/2028	1,740,000	1,794,532
Andrew W Mellon Foundation Series 2020, 0.95%, 8/1/2027	845,000	749,287
Apollo Global Management, Inc. 6.38%, 11/15/2033	967,000	1,039,496
BGC Group, Inc. 8.00%, 5/25/2028	1,894,000	2,012,754
BlackRock Funding, Inc.:
4.70%, 3/14/2029	1,615,000	1,616,728
5.00%, 3/14/2034	1,740,000	1,747,795
BlackRock, Inc.:
1.90%, 1/28/2031	3,038,000	2,529,834
2.10%, 2/25/2032 (a)	2,037,000	1,671,908
2.40%, 4/30/2030	1,894,000	1,659,902
3.25%, 4/30/2029	3,765,000	3,526,073
4.75%, 5/25/2033	1,776,000	1,765,681
Brookfield Capital Finance LLC 6.09%, 6/14/2033	1,813,000	1,895,782
Brookfield Finance, Inc.:
2.72%, 4/15/2031	1,482,000	1,260,886
3.90%, 1/25/2028	1,410,000	1,358,056
4.25%, 6/2/2026	1,456,000	1,429,603
4.35%, 4/15/2030	1,923,000	1,837,811
4.85%, 3/29/2029 (a)	1,369,000	1,359,088
Capital One Financial Corp.:
SOFR + 0.86%, 1.88%, 11/2/2027 (b)	1,538,000	1,406,901
SOFR + 1.34%, 2.36%, 7/29/2032 (b)	1,910,000	1,468,886
SOFR + 1.27%, 2.62%, 11/2/2032 (a) (b)	1,003,000	810,384
SOFR + 1.79%, 3.27%, 3/1/2030 (b)	1,568,000	1,412,658
3.65%, 5/11/2027 (a)	1,266,000	1,210,726
3.75%, 7/28/2026	2,340,000	2,254,964
3.75%, 3/9/2027	2,060,000	1,977,476
3.80%, 1/31/2028	2,285,000	2,174,886
4.20%, 10/29/2025	5,273,000	5,156,309
4.25%, 4/30/2025	1,202,000	1,185,052
SOFR + 2.06%, 4.93%, 5/10/2028 (a) (b)	3,855,000	3,804,962
Security Description	Principal Amount	Value
SOFR + 2.16%, 4.99%, 7/24/2026 (a) (b)	$2,038,000	$2,024,936
SOFR + 2.60%, 5.25%, 7/26/2030 (b)	2,647,000	2,606,845
SOFR + 2.37%, 5.27%, 5/10/2033 (a) (b)	1,982,000	1,948,603
SOFR + 2.08%, 5.47%, 2/1/2029 (b)	1,807,000	1,803,729
SOFR + 1.91%, 5.70%, 2/1/2030 (a) (b)	1,256,000	1,266,714
SOFR + 2.60%, 5.82%, 2/1/2034 (b)	1,771,000	1,768,715
SOFR + 2.26%, 6.05%, 2/1/2035 (a) (b)	1,469,000	1,496,632
SOFR + 2.64%, 6.31%, 6/8/2029 (b)	2,980,000	3,062,397
SOFR + 2.86%, 6.38%, 6/8/2034 (b)	3,330,000	3,457,273
SOFR + 2.44%, 7.15%, 10/29/2027 (a) (b)	1,572,000	1,636,971
SOFR + 3.07%, 7.62%, 10/30/2031 (a) (b)	2,328,000	2,571,486
Cboe Global Markets, Inc.:
1.63%, 12/15/2030 (a)	1,332,000	1,090,042
3.65%, 1/12/2027	1,077,000	1,044,130
Charles Schwab Corp.:
0.90%, 3/11/2026 (a)	1,701,000	1,568,135
1.15%, 5/13/2026	1,514,000	1,396,120
1.65%, 3/11/2031 (a)	1,077,000	863,129
1.95%, 12/1/2031 (a)	1,598,000	1,285,463
2.00%, 3/20/2028 (a)	2,522,000	2,260,519
2.30%, 5/13/2031 (a)	1,556,000	1,305,749
2.45%, 3/3/2027 (a)	2,296,000	2,139,298
2.75%, 10/1/2029	1,131,000	1,014,439
2.90%, 3/3/2032 (a)	1,768,000	1,515,653
3.20%, 3/2/2027	2,061,000	1,962,979
3.20%, 1/25/2028 (a)	1,580,000	1,483,889
3.25%, 5/22/2029 (a)	1,296,000	1,201,288
3.30%, 4/1/2027	1,116,000	1,062,834
3.45%, 2/13/2026	1,823,000	1,767,016
3.63%, 4/1/2025	975,000	957,752
3.85%, 5/21/2025	1,857,000	1,825,580
4.00%, 2/1/2029 (a)	1,835,000	1,767,435
4.63%, 3/22/2030 (a)	1,574,000	1,562,809
SOFR + 2.21%, 5.64%, 5/19/2029 (b)	1,629,000	1,653,109
SOFR + 2.50%, 5.85%, 5/19/2034 (a) (b)	1,975,000	2,021,057
5.88%, 8/24/2026 (a)	1,886,000	1,917,251
SOFR + 2.01%, 6.14%, 8/24/2034 (b)	1,561,000	1,631,448
SOFR + 1.88%, 6.20%, 11/17/2029 (a) (b)	1,079,000	1,121,318
CI Financial Corp. 3.20%, 12/17/2030	1,577,000	1,291,531

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
CME Group, Inc.:
2.65%, 3/15/2032	$1,566,000	$1,352,617
3.75%, 6/15/2028 (a)	891,000	865,170
Credit Suisse USA, Inc. 7.13%, 7/15/2032	1,951,000	2,191,051
Discover Financial Services:
4.10%, 2/9/2027	10,000	9,645
4.50%, 1/30/2026	1,368,000	1,343,431
6.70%, 11/29/2032 (a)	1,770,000	1,873,616
SOFR + 3.37%, 7.96%, 11/2/2034 (b)	1,651,000	1,870,137
Eaton Vance Corp. 3.50%, 4/6/2027	1,519,000	1,452,437
Franklin Resources, Inc. 1.60%, 10/30/2030 (a)	1,497,000	1,223,438
Intercontinental Exchange, Inc.:
1.85%, 9/15/2032 (a)	1,998,000	1,563,195
2.10%, 6/15/2030	1,729,000	1,467,471
3.10%, 9/15/2027 (a)	796,000	751,185
3.65%, 5/23/2025	2,793,000	2,741,944
3.75%, 12/1/2025 (a)	3,612,000	3,532,139
3.75%, 9/21/2028 (a)	1,033,000	991,752
4.00%, 9/15/2027 (a)	2,524,000	2,452,217
4.35%, 6/15/2029	1,841,000	1,794,349
4.60%, 3/15/2033	2,001,000	1,939,589
Invesco Finance PLC 3.75%, 1/15/2026 (a)	1,172,000	1,142,805
Janus Henderson U.S. Holdings, Inc. 4.88%, 8/1/2025	804,000	796,651
Jefferies Financial Group, Inc.:
2.63%, 10/15/2031 (a)	1,010,000	833,967
2.75%, 10/15/2032	1,521,000	1,234,748
4.15%, 1/23/2030	1,646,000	1,544,343
4.85%, 1/15/2027 (a)	1,674,000	1,661,428
5.88%, 7/21/2028	2,550,000	2,598,730
6.45%, 6/8/2027 (a)	613,000	632,530
Lazard Group LLC:
3.63%, 3/1/2027	1,216,000	1,161,839
4.38%, 3/11/2029 (a)	661,000	633,780
4.50%, 9/19/2028	1,190,000	1,147,124
6.00%, 3/15/2031	825,000	833,399
Legg Mason, Inc. 4.75%, 3/15/2026 (a)	580,000	576,120
LPL Holdings, Inc. 6.75%, 11/17/2028	1,848,000	1,935,632
Mastercard, Inc.:
1.90%, 3/15/2031 (a)	1,480,000	1,237,058
2.00%, 11/18/2031	1,900,000	1,570,293
2.95%, 11/21/2026	1,545,000	1,475,104
2.95%, 6/1/2029 (a)	1,767,000	1,627,972
3.30%, 3/26/2027 (a)	1,953,000	1,879,411
3.35%, 3/26/2030	2,521,000	2,345,412
3.50%, 2/26/2028 (a)	1,406,000	1,357,802
4.88%, 3/9/2028 (a)	1,290,000	1,306,628
Security Description	Principal Amount	Value
Nasdaq, Inc.:
1.65%, 1/15/2031 (a)	$531,000	$426,738
3.85%, 6/30/2026	1,563,000	1,520,893
5.35%, 6/28/2028	2,991,000	3,032,066
5.65%, 6/28/2025 (a)	210,000	210,722
Nomura Holdings, Inc.:
1.65%, 7/14/2026	1,854,000	1,704,160
1.85%, 7/16/2025	2,091,000	1,991,908
2.17%, 7/14/2028	1,513,000	1,331,228
2.33%, 1/22/2027	1,954,000	1,800,728
2.61%, 7/14/2031 (a)	1,284,000	1,066,580
2.68%, 7/16/2030	1,548,000	1,323,726
2.71%, 1/22/2029	1,618,000	1,437,706
3.00%, 1/22/2032	1,647,000	1,390,282
3.10%, 1/16/2030	2,330,000	2,067,293
5.10%, 7/3/2025	1,581,000	1,570,123
5.39%, 7/6/2027 (a)	1,144,000	1,142,902
5.61%, 7/6/2029	986,000	997,349
5.71%, 1/9/2026	2,074,000	2,079,102
5.84%, 1/18/2028	539,000	548,411
6.07%, 7/12/2028 (a)	1,185,000	1,220,360
6.09%, 7/12/2033 (a)	1,340,000	1,411,891
6.18%, 1/18/2033 (a)	1,168,000	1,237,566
ORIX Corp.:
2.25%, 3/9/2031 (a)	640,000	541,210
3.70%, 7/18/2027	470,000	451,177
4.00%, 4/13/2032	466,000	434,895
5.00%, 9/13/2027 (a)	565,000	563,294
5.20%, 9/13/2032 (a)	1,117,000	1,132,415
Radian Group, Inc.:
4.88%, 3/15/2027	1,699,000	1,659,379
6.20%, 5/15/2029	585,000	593,529
Raymond James Financial, Inc. 4.65%, 4/1/2030	530,000	523,137
Stifel Financial Corp. 4.00%, 5/15/2030	646,000	589,262
Synchrony Financial:
2.88%, 10/28/2031 (a)	1,157,000	924,836
3.70%, 8/4/2026	1,682,000	1,598,152
3.95%, 12/1/2027	690,000	645,619
4.50%, 7/23/2025	1,824,000	1,787,538
4.88%, 6/13/2025	2,010,000	1,980,393
5.15%, 3/19/2029	2,245,000	2,157,939
TPG Operating Group II LP 5.88%, 3/5/2034 (a)	3,000,000	3,044,160
Visa, Inc.:
0.75%, 8/15/2027 (a)	508,000	448,666
1.10%, 2/15/2031 (a)	2,169,000	1,729,214
1.90%, 4/15/2027 (a)	1,768,000	1,633,703
2.05%, 4/15/2030	5,877,000	5,069,618
2.75%, 9/15/2027	1,623,000	1,525,734
3.15%, 12/14/2025	4,853,500	4,720,563
Voya Financial, Inc.:
3.65%, 6/15/2026	1,236,000	1,191,492

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 2.08%, 4.70%, 1/23/2048 (b)	$1,504,000	$1,275,633
Western Union Co.:
1.35%, 3/15/2026	2,192,000	2,028,893
2.75%, 3/15/2031	1,277,000	1,066,142
		369,889,927
ELECTRIC — 6.6%
AEP Texas, Inc.:
Series I, 2.10%, 7/1/2030 (a)	901,000	750,740
3.95%, 6/1/2028	55,000	52,498
4.70%, 5/15/2032	1,934,000	1,848,362
5.40%, 6/1/2033	1,242,000	1,239,988
AEP Transmission Co. LLC:
3.10%, 12/1/2026	733,000	697,156
5.15%, 4/1/2034	1,560,000	1,555,726
AES Corp.:
1.38%, 1/15/2026	1,582,000	1,464,948
2.45%, 1/15/2031 (a)	2,012,000	1,649,538
5.45%, 6/1/2028 (a)	1,279,000	1,276,838
Alabama Power Co.:
Series 20-A, 1.45%, 9/15/2030 (a)	1,766,000	1,428,482
3.05%, 3/15/2032 (a)	225,000	196,772
3.75%, 9/1/2027	1,257,000	1,210,654
3.94%, 9/1/2032	207,000	192,251
5.85%, 11/15/2033	752,000	791,600
Algonquin Power & Utilities Corp. 5.37%, 6/15/2026 (c)	470,000	467,518
Ameren Corp.:
1.75%, 3/15/2028	420,000	370,713
1.95%, 3/15/2027	1,330,000	1,223,999
3.50%, 1/15/2031 (a)	1,585,000	1,432,951
3.65%, 2/15/2026	1,471,000	1,423,413
5.00%, 1/15/2029 (a)	1,522,000	1,515,212
5.70%, 12/1/2026	851,000	862,386
Ameren Illinois Co.:
1.55%, 11/15/2030	1,491,000	1,208,381
3.85%, 9/1/2032	167,000	152,878
4.95%, 6/1/2033	462,000	457,643
American Electric Power Co., Inc.:
Series N, 1.00%, 11/1/2025	1,566,000	1,460,483
2.30%, 3/1/2030	1,284,000	1,092,530
5 yr. CMT + 2.68%, 3.88%, 2/15/2062 (b)	1,410,000	1,275,176
5.20%, 1/15/2029 (a)	1,645,000	1,648,767
5.75%, 11/1/2027 (a)	1,110,000	1,135,141
5.95%, 11/1/2032	1,991,000	2,074,104
Appalachian Power Co.:
Series AA, 2.70%, 4/1/2031	1,312,000	1,105,373
Series X, 3.30%, 6/1/2027	1,583,000	1,495,982
3.40%, 6/1/2025	1,408,000	1,372,983
Security Description	Principal Amount	Value
Series BB, 4.50%, 8/1/2032	$2,042,000	$1,916,785
Arizona Public Service Co.:
2.20%, 12/15/2031	1,000	813
2.60%, 8/15/2029	1,121,000	994,417
3.15%, 5/15/2025	535,000	520,560
6.35%, 12/15/2032 (a)	1,424,000	1,519,209
Atlantic City Electric Co. 2.30%, 3/15/2031 (a)	1,738,000	1,458,304
Avangrid, Inc.:
3.20%, 4/15/2025	1,417,000	1,381,306
3.80%, 6/1/2029	2,105,000	1,976,174
Baltimore Gas & Electric Co.:
2.25%, 6/15/2031	941,000	791,974
2.40%, 8/15/2026 (a)	1,522,000	1,436,235
Berkshire Hathaway Energy Co.:
1.65%, 5/15/2031	1,578,000	1,264,088
3.25%, 4/15/2028 (a)	1,587,000	1,497,319
3.70%, 7/15/2030	2,044,000	1,915,146
Black Hills Corp.:
2.50%, 6/15/2030	1,452,000	1,215,905
3.05%, 10/15/2029 (a)	1,719,000	1,542,459
3.95%, 1/15/2026	657,000	640,010
5.95%, 3/15/2028 (a)	1,206,000	1,244,266
CenterPoint Energy Houston Electric LLC:
Series AE, 2.35%, 4/1/2031	956,000	810,841
Series Z, 2.40%, 9/1/2026	962,000	907,358
Series AA, 3.00%, 2/1/2027	698,000	663,798
Series AG, 3.00%, 3/1/2032 (a)	1,682,000	1,464,719
4.95%, 4/1/2033	200,000	198,608
5.15%, 3/1/2034	515,000	519,099
Series K2, 6.95%, 3/15/2033	1,000,000	1,140,450
CenterPoint Energy, Inc.:
1.45%, 6/1/2026	579,000	535,019
2.65%, 6/1/2031 (a)	1,631,000	1,381,669
5.25%, 8/10/2026	1,571,000	1,574,409
Cleco Corporate Holdings LLC 3.74%, 5/1/2026	1,404,000	1,351,378
CMS Energy Corp.:
3.00%, 5/15/2026	1,211,000	1,154,652
3.45%, 8/15/2027 (a)	414,000	392,994
5 yr. CMT + 2.90%, 3.75%, 12/1/2050 (a) (b)	404,000	331,300
5 yr. CMT + 4.12%, 4.75%, 6/1/2050 (b)	2,094,000	1,926,354
Commonwealth Edison Co.:
2.20%, 3/1/2030 (a)	1,627,000	1,393,216
2.55%, 6/15/2026	1,950,000	1,851,213
Series 122, 2.95%, 8/15/2027	250,000	234,678
3.70%, 8/15/2028 (a)	4,000	3,824
4.90%, 2/1/2033 (a)	1,867,000	1,853,688

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Connecticut Light & Power Co.:
Series A, 0.75%, 12/1/2025	$1,377,000	$1,282,855
Series A, 2.05%, 7/1/2031 (a)	1,618,000	1,325,854
Series A, 3.20%, 3/15/2027	433,000	413,558
4.65%, 1/1/2029	150,000	148,271
Consolidated Edison Co. of New York, Inc.:
2.40%, 6/15/2031 (a)	1,958,000	1,666,708
Series B, 3.13%, 11/15/2027	484,000	455,768
Series 20A, 3.35%, 4/1/2030	1,639,000	1,511,535
3.80%, 5/15/2028 (a)	930,000	896,539
5.50%, 3/15/2034	950,000	981,863
Constellation Energy Generation LLC:
3.25%, 6/1/2025	1,731,000	1,691,827
5.60%, 3/1/2028	1,827,000	1,861,622
5.80%, 3/1/2033	1,742,000	1,796,629
Consumers Energy Co.:
3.60%, 8/15/2032 (a)	420,000	380,306
4.60%, 5/30/2029 (a)	2,216,000	2,190,981
4.65%, 3/1/2028 (a)	502,000	499,169
4.90%, 2/15/2029	1,391,000	1,395,549
Dominion Energy South Carolina, Inc.:
Series A, 2.30%, 12/1/2031	1,333,000	1,103,311
5.30%, 5/15/2033	290,000	293,071
6.63%, 2/1/2032	510,000	564,565
Dominion Energy, Inc.:
Series A, 1.45%, 4/15/2026	1,275,000	1,180,752
Series C, 2.25%, 8/15/2031	1,925,000	1,576,363
Series D, 2.85%, 8/15/2026	1,684,000	1,591,481
Series C, 3.38%, 4/1/2030 (a)	2,001,000	1,820,770
Series B, 3.60%, 3/15/2027 (a)	465,000	446,335
3.90%, 10/1/2025	1,804,000	1,764,510
4.25%, 6/1/2028 (a)	1,645,000	1,593,561
Series A, 4.35%, 8/15/2032	932,000	879,193
5.38%, 11/15/2032 (a)	1,929,000	1,941,596
Series E, 6.30%, 3/15/2033	652,000	686,895
DTE Electric Co.:
Series A, 1.90%, 4/1/2028	866,000	776,759
2.25%, 3/1/2030	33,000	28,569
Series C, 2.63%, 3/1/2031	600,000	519,372
Series A, 3.00%, 3/1/2032 (a)	1,603,000	1,395,716
4.85%, 12/1/2026	480,000	479,962
5.20%, 4/1/2033 (a)	1,372,000	1,390,604
5.20%, 3/1/2034	812,000	816,734
DTE Energy Co.:
Series F, 1.05%, 6/1/2025	1,166,000	1,107,467
2.85%, 10/1/2026	100,000	94,603
2.95%, 3/1/2030 (a)	1,668,000	1,468,724
Security Description	Principal Amount	Value
Series C, 3.40%, 6/15/2029 (a)	$1,316,000	$1,206,601
4.88%, 6/1/2028 (a)	1,609,000	1,592,282
5.10%, 3/1/2029 (a)	2,471,000	2,462,203
Duke Energy Carolinas LLC:
2.45%, 8/15/2029	1,324,000	1,173,474
2.45%, 2/1/2030	1,229,000	1,079,787
2.55%, 4/15/2031	1,329,000	1,146,502
2.95%, 12/1/2026	617,000	587,810
4.85%, 1/15/2034 (a)	1,825,000	1,796,530
4.95%, 1/15/2033	646,000	642,537
6.45%, 10/15/2032	723,000	787,607
Duke Energy Corp.:
0.90%, 9/15/2025	1,006,000	944,614
2.45%, 6/1/2030	1,274,000	1,098,710
2.55%, 6/15/2031	1,679,000	1,415,246
2.65%, 9/1/2026 (a)	2,641,000	2,493,104
3.15%, 8/15/2027 (a)	909,000	856,223
5 yr. CMT + 2.32%, 3.25%, 1/15/2082 (b)	3,871,000	3,450,687
3.40%, 6/15/2029	1,042,000	966,497
4.30%, 3/15/2028	404,000	394,684
4.50%, 8/15/2032	1,926,000	1,828,217
4.85%, 1/5/2027	1,295,000	1,289,794
4.85%, 1/5/2029	1,325,000	1,313,472
5.00%, 12/8/2025	654,000	652,182
5.00%, 12/8/2027	955,000	953,921
5.75%, 9/15/2033 (a)	1,704,000	1,752,564
Duke Energy Florida LLC:
1.75%, 6/15/2030 (a)	1,350,000	1,122,093
2.40%, 12/15/2031	125,000	104,914
2.50%, 12/1/2029	1,424,000	1,262,547
3.20%, 1/15/2027	465,000	444,084
3.80%, 7/15/2028 (a)	470,000	452,140
5.88%, 11/15/2033 (a)	1,634,000	1,727,808
Duke Energy Indiana LLC 5.25%, 3/1/2034 (a)	1,325,000	1,336,673
Duke Energy Ohio, Inc.:
2.13%, 6/1/2030 (a)	1,488,000	1,259,458
3.65%, 2/1/2029	1,068,000	1,014,974
5.25%, 4/1/2033	798,000	806,610
Duke Energy Progress LLC:
2.00%, 8/15/2031 (a)	1,430,000	1,166,365
3.25%, 8/15/2025 (a)	466,000	454,793
3.40%, 4/1/2032	457,000	408,334
3.45%, 3/15/2029	1,137,000	1,069,872
3.70%, 9/1/2028	564,000	539,641
5.10%, 3/15/2034 (a)	2,570,000	2,570,822
Edison International:
4.13%, 3/15/2028	750,000	718,980
4.70%, 8/15/2025	1,271,000	1,256,333
4.95%, 4/15/2025	1,053,000	1,044,049
5.25%, 11/15/2028 (a)	877,000	875,264
6.95%, 11/15/2029	1,322,000	1,418,334

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Emera U.S. Finance LP:
2.64%, 6/15/2031	$1,074,000	$877,265
3.55%, 6/15/2026	1,275,000	1,223,541
Enel Americas SA 4.00%, 10/25/2026 (a)	1,211,000	1,160,513
Enel Chile SA 4.88%, 6/12/2028	1,935,000	1,884,903
Entergy Arkansas LLC:
3.50%, 4/1/2026	486,000	472,047
5.15%, 1/15/2033 (a)	1,039,000	1,042,844
Entergy Corp.:
0.90%, 9/15/2025	1,312,000	1,230,590
2.40%, 6/15/2031 (a)	1,000,000	830,370
2.80%, 6/15/2030 (a)	200,000	175,052
2.95%, 9/1/2026	1,871,000	1,777,618
Entergy Louisiana LLC:
1.60%, 12/15/2030	1,690,000	1,350,631
2.40%, 10/1/2026	1,488,000	1,394,092
3.05%, 6/1/2031	1,667,000	1,460,625
3.12%, 9/1/2027	725,000	683,842
3.25%, 4/1/2028	1,426,000	1,344,062
4.00%, 3/15/2033	1,566,000	1,438,747
5.35%, 3/15/2034	2,450,000	2,461,441
Entergy Mississippi LLC 2.85%, 6/1/2028	150,000	137,984
Entergy Texas, Inc.:
1.75%, 3/15/2031	2,085,000	1,682,282
4.00%, 3/30/2029	582,000	557,667
Evergy Kansas Central, Inc.:
2.55%, 7/1/2026	615,000	583,217
5.90%, 11/15/2033	957,000	1,003,931
Evergy Metro, Inc.:
Series 2020, 2.25%, 6/1/2030	1,454,000	1,237,979
3.65%, 8/15/2025	762,000	744,482
4.95%, 4/15/2033 (a)	119,000	117,275
Evergy, Inc. 2.90%, 9/15/2029	807,000	720,764
Eversource Energy:
Series Q, 0.80%, 8/15/2025	1,673,000	1,566,764
Series U, 1.40%, 8/15/2026	1,348,000	1,228,891
Series R, 1.65%, 8/15/2030	1,672,000	1,346,228
2.55%, 3/15/2031 (a)	765,000	637,872
2.90%, 3/1/2027 (a)	1,365,000	1,284,178
Series M, 3.30%, 1/15/2028	315,000	294,465
3.38%, 3/1/2032	2,619,000	2,279,813
4.60%, 7/1/2027	1,646,000	1,619,252
4.75%, 5/15/2026	2,112,000	2,089,613
5.00%, 1/1/2027 (a)	1,100,000	1,096,953
5.13%, 5/15/2033 (a)	1,673,000	1,640,326
5.45%, 3/1/2028 (a)	1,759,000	1,780,987
5.50%, 1/1/2034	1,724,000	1,725,190
5.95%, 2/1/2029	1,568,000	1,618,270
Exelon Corp.:
3.40%, 4/15/2026	1,352,000	1,307,533
3.95%, 6/15/2025	1,800,000	1,767,042
Security Description	Principal Amount	Value
4.05%, 4/15/2030	$1,328,000	$1,253,898
5.15%, 3/15/2028	2,143,000	2,148,743
5.15%, 3/15/2029	1,479,000	1,483,215
5.30%, 3/15/2033 (a)	1,846,000	1,850,873
5.45%, 3/15/2034	1,875,000	1,889,306
Florida Power & Light Co.:
2.45%, 2/3/2032	1,939,000	1,634,810
2.85%, 4/1/2025	1,445,000	1,410,522
3.13%, 12/1/2025	1,437,000	1,395,442
Series A, 3.30%, 5/30/2027	2,320,000	2,202,701
4.45%, 5/15/2026	1,313,000	1,300,697
4.63%, 5/15/2030	2,217,000	2,199,951
4.80%, 5/15/2033	1,666,000	1,642,110
5.05%, 4/1/2028 (a)	1,819,000	1,840,046
5.10%, 4/1/2033	2,105,000	2,121,503
Fortis, Inc. 3.06%, 10/4/2026	1,582,000	1,497,996
Georgia Power Co.:
Series B, 2.65%, 9/15/2029	1,062,000	946,773
3.25%, 4/1/2026	851,000	820,492
3.25%, 3/30/2027	721,000	687,019
4.65%, 5/16/2028	1,536,000	1,521,009
4.70%, 5/15/2032	1,501,000	1,467,107
4.95%, 5/17/2033	1,944,000	1,917,620
5.00%, 2/23/2027	1,915,000	1,918,007
5.25%, 3/15/2034 (a)	1,370,000	1,383,878
Indiana Michigan Power Co. 3.85%, 5/15/2028	472,000	452,030
Interstate Power & Light Co.:
2.30%, 6/1/2030	1,188,000	1,011,891
3.60%, 4/1/2029 (a)	1,682,000	1,577,279
4.10%, 9/26/2028	1,068,000	1,025,771
5.70%, 10/15/2033	1,347,000	1,379,826
IPALCO Enterprises, Inc.:
4.25%, 5/1/2030	1,618,000	1,505,452
5.75%, 4/1/2034 (e)	2,470,000	2,462,713
ITC Holdings Corp.:
3.25%, 6/30/2026	39,000	37,364
3.35%, 11/15/2027	930,000	878,906
Kentucky Utilities Co. Series KENT, 5.45%, 4/15/2033	1,494,000	1,528,437
Louisville Gas & Electric Co.:
Series 25, 3.30%, 10/1/2025	735,000	715,265
Series LOU, 5.45%, 4/15/2033	328,000	334,409
MidAmerican Energy Co.:
3.65%, 4/15/2029	710,000	675,544
6.75%, 12/30/2031	600,000	678,528
Mississippi Power Co. 3.95%, 3/30/2028	1,398,000	1,343,841
National Grid PLC:
5.42%, 1/11/2034	1,645,000	1,633,748
5.60%, 6/12/2028 (a)	1,504,000	1,533,554
5.81%, 6/12/2033	1,839,000	1,883,118

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
National Rural Utilities Cooperative Finance Corp.:
Series MTN, 1.00%, 6/15/2026 (a)	$1,393,000	$1,276,406
1.35%, 3/15/2031	1,885,000	1,479,970
Series MTN, 1.65%, 6/15/2031	1,521,000	1,213,773
2.40%, 3/15/2030	713,000	617,458
3.05%, 4/25/2027	1,281,000	1,213,453
Series MTN, 3.25%, 11/1/2025	899,000	872,381
Series MTN, 3.45%, 6/15/2025	1,471,000	1,439,388
3.70%, 3/15/2029	1,685,000	1,594,549
3.90%, 11/1/2028	818,000	786,033
4.02%, 11/1/2032	660,000	608,144
4.45%, 3/13/2026	50,000	49,506
4.80%, 3/15/2028 (a)	1,358,000	1,356,995
Series GMTN, 4.80%, 2/5/2027	1,484,000	1,485,247
Series GMTN, 4.85%, 2/7/2029	1,421,000	1,420,346
Series GMTN, 5.00%, 2/7/2031	1,275,000	1,265,425
Series MTN, 5.05%, 9/15/2028	950,000	955,776
3 mo. USD Term SOFR + 3.63%, 5.25%, 4/20/2046 (a) (b)	959,000	935,437
5.45%, 10/30/2025	1,640,000	1,645,937
Series MTN, 5.60%, 11/13/2026	805,000	816,350
5.80%, 1/15/2033	550,000	573,150
Series MTN, 8.00%, 3/1/2032	2,157,000	2,522,288
Nevada Power Co.:
Series DD, 2.40%, 5/1/2030 (a)	1,296,000	1,118,448
Series CC, 3.70%, 5/1/2029	597,000	567,956
NextEra Energy Capital Holdings, Inc.:
1.90%, 6/15/2028	1,930,000	1,709,961
2.25%, 6/1/2030	3,990,000	3,396,926
2.44%, 1/15/2032	2,098,000	1,735,088
2.75%, 11/1/2029	2,117,000	1,890,333
3.50%, 4/1/2029	1,405,000	1,309,362
3.55%, 5/1/2027	2,745,000	2,619,691
5 yr. CMT + 2.55%, 3.80%, 3/15/2082 (b)	601,000	546,357
4.45%, 6/20/2025	3,146,000	3,108,563
4.63%, 7/15/2027	1,480,000	1,460,908
3 mo. USD Term SOFR + 2.41%, 4.80%, 12/1/2077 (a) (b)	1,176,000	1,078,886
4.90%, 2/28/2028	1,948,000	1,941,786
4.90%, 3/15/2029 (a)	1,646,000	1,639,334
4.95%, 1/29/2026	1,816,000	1,807,901
Security Description	Principal Amount	Value
5.00%, 2/28/2030 (a)	$1,442,000	$1,445,720
5.00%, 7/15/2032 (a)	477,000	473,871
5.05%, 2/28/2033	2,168,000	2,148,380
3 mo. USD Term SOFR + 3.16%, 5.65%, 5/1/2079 (a) (b)	489,000	470,081
5.75%, 9/1/2025	3,110,000	3,124,026
Northern States Power Co. 2.25%, 4/1/2031	1,279,000	1,073,541
NSTAR Electric Co.:
3.20%, 5/15/2027	71,000	67,799
3.25%, 5/15/2029	125,000	116,985
3.95%, 4/1/2030	1,580,000	1,489,814
Ohio Power Co.:
Series Q, 1.63%, 1/15/2031	54,000	43,066
Series P, 2.60%, 4/1/2030	1,313,000	1,142,756
5.00%, 6/1/2033 (a)	677,000	664,205
Oklahoma Gas & Electric Co.:
3.25%, 4/1/2030 (a)	1,509,000	1,369,553
3.30%, 3/15/2030	1,537,000	1,398,931
3.80%, 8/15/2028	150,000	144,000
5.40%, 1/15/2033	911,000	930,331
Oncor Electric Delivery Co. LLC:
0.55%, 10/1/2025	596,000	557,933
2.75%, 5/15/2030 (a)	1,502,000	1,333,190
2.95%, 4/1/2025	453,000	442,690
4.15%, 6/1/2032	1,627,000	1,528,827
4.30%, 5/15/2028	1,406,000	1,375,827
4.55%, 9/15/2032	500,000	483,005
5.65%, 11/15/2033	1,868,000	1,943,972
5.75%, 3/15/2029	1,504,000	1,555,828
7.00%, 5/1/2032	2,103,000	2,357,821
7.25%, 1/15/2033	923,000	1,055,321
Pacific Gas & Electric Co.:
2.10%, 8/1/2027	593,000	533,997
2.50%, 2/1/2031	3,451,000	2,872,440
2.95%, 3/1/2026 (a)	4,633,000	4,424,561
3.00%, 6/15/2028 (a)	1,403,000	1,282,216
3.15%, 1/1/2026	3,151,422	3,030,218
3.25%, 6/1/2031	2,628,000	2,280,684
3.30%, 3/15/2027	1,388,000	1,315,449
3.30%, 12/1/2027 (a)	1,469,507	1,365,216
3.45%, 7/1/2025	1,267,500	1,233,354
3.50%, 6/15/2025	891,000	867,807
3.75%, 7/1/2028	1,225,500	1,147,191
4.20%, 3/1/2029	1,598,000	1,516,470
4.40%, 3/1/2032	1,820,000	1,676,293
4.55%, 7/1/2030 (a)	5,140,368	4,887,308
4.65%, 8/1/2028	1,562,000	1,506,002
4.95%, 6/8/2025 (a)	1,244,000	1,233,351
5.45%, 6/15/2027 (a)	1,316,000	1,320,198
5.55%, 5/15/2029	1,692,000	1,706,805
5.90%, 6/15/2032	2,284,000	2,323,171
6.10%, 1/15/2029 (a)	2,518,000	2,594,018

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
6.15%, 1/15/2033	$1,683,000	$1,737,832
6.40%, 6/15/2033 (a)	1,411,000	1,486,968
PacifiCorp:
2.70%, 9/15/2030	1,626,000	1,408,067
3.50%, 6/15/2029	4,082,000	3,805,281
5.10%, 2/15/2029 (a)	1,924,000	1,938,411
5.30%, 2/15/2031 (a)	2,050,000	2,057,154
5.45%, 2/15/2034	1,125,000	1,129,387
7.70%, 11/15/2031	1,494,000	1,726,840
PECO Energy Co.:
3.15%, 10/15/2025	478,000	465,242
4.90%, 6/15/2033 (a)	1,354,000	1,355,178
Pinnacle West Capital Corp. 1.30%, 6/15/2025	1,648,000	1,563,243
Potomac Electric Power Co. 5.20%, 3/15/2034	2,000	2,022
PPL Capital Funding, Inc.:
3.10%, 5/15/2026 (a)	1,280,000	1,223,910
4.13%, 4/15/2030 (a)	618,000	584,486
PPL Electric Utilities Corp.:
4.85%, 2/15/2034	1,950,000	1,919,326
5.00%, 5/15/2033	1,659,000	1,654,239
Progress Energy, Inc.:
7.00%, 10/30/2031	1,290,000	1,427,269
7.75%, 3/1/2031	1,268,000	1,437,316
Public Service Co. of Colorado:
1.88%, 6/15/2031	2,143,000	1,733,237
Series 35, 1.90%, 1/15/2031	1,439,000	1,180,656
3.70%, 6/15/2028	408,000	389,852
Series 38, 4.10%, 6/1/2032 (a)	1,043,000	970,209
Public Service Co. of New Hampshire:
Series V, 2.20%, 6/15/2031	496,000	413,709
5.35%, 10/1/2033 (a)	1,177,000	1,200,434
Public Service Co. of Oklahoma Series J, 2.20%, 8/15/2031	130,000	106,128
Public Service Electric & Gas Co.:
Series MTN, 0.95%, 3/15/2026 (a)	784,000	727,207
Series MTN, 1.90%, 8/15/2031	1,131,000	921,629
Series MTN, 2.25%, 9/15/2026	1,213,000	1,138,255
Series MTN, 2.45%, 1/15/2030	1,001,000	875,024
Series MTN, 3.00%, 5/15/2027	1,544,000	1,460,362
Series MTN, 3.10%, 3/15/2032	1,755,000	1,538,433
Series MTN, 3.20%, 5/15/2029	945,000	878,160
Security Description	Principal Amount	Value
Series MTN, 3.65%, 9/1/2028	$240,000	$229,320
Series MTN, 3.70%, 5/1/2028 (a)	264,000	253,596
Series MTN, 4.65%, 3/15/2033	1,322,000	1,286,782
Series MTN, 4.90%, 12/15/2032	150,000	149,237
Series MTN, 5.20%, 3/1/2034	3,475,000	3,518,090
Public Service Enterprise Group, Inc.:
0.80%, 8/15/2025	1,251,000	1,175,765
1.60%, 8/15/2030	247,000	199,487
2.45%, 11/15/2031 (a)	1,619,000	1,337,958
5.20%, 4/1/2029	1,060,000	1,060,456
5.45%, 4/1/2034	1,230,000	1,232,288
5.88%, 10/15/2028	1,505,000	1,550,165
Puget Energy, Inc.:
3.65%, 5/15/2025	1,949,000	1,902,711
4.10%, 6/15/2030	1,138,000	1,039,278
4.22%, 3/15/2032	494,000	447,663
San Diego Gas & Electric Co.:
Series VVV, 1.70%, 10/1/2030	1,723,000	1,418,632
2.50%, 5/15/2026	1,077,000	1,023,839
3.00%, 3/15/2032 (a)	250,000	218,098
4.95%, 8/15/2028 (a)	1,391,000	1,396,439
Sempra:
3.25%, 6/15/2027	60,000	56,540
3.30%, 4/1/2025	1,368,000	1,338,164
3.40%, 2/1/2028	1,351,000	1,276,668
3.70%, 4/1/2029 (a)	1,511,000	1,413,284
5 yr. CMT + 2.87%, 4.13%, 4/1/2052 (b)	1,723,000	1,589,588
5.40%, 8/1/2026	1,376,000	1,381,022
5.50%, 8/1/2033	1,391,000	1,393,587
5 yr. CMT + 2.79%, 6.88%, 10/1/2054 (b)	3,000,000	3,032,460
Sierra Pacific Power Co. 2.60%, 5/1/2026	686,000	651,741
Southern California Edison Co.:
Series 20C, 1.20%, 2/1/2026	1,413,000	1,312,790
2.25%, 6/1/2030	1,636,000	1,391,958
Series G, 2.50%, 6/1/2031 (a)	501,000	422,619
2.75%, 2/1/2032	839,000	709,744
2.85%, 8/1/2029 (a)	1,525,000	1,375,275
Series B, 3.65%, 3/1/2028	583,000	555,162
Series E, 3.70%, 8/1/2025	1,991,000	1,947,357
Series C, 4.20%, 6/1/2025	1,967,000	1,939,442
Series D, 4.70%, 6/1/2027	1,552,000	1,534,788
4.88%, 2/1/2027	1,459,000	1,454,667
4.90%, 6/1/2026	2,467,000	2,455,257
5.15%, 6/1/2029	2,175,000	2,182,852

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.30%, 3/1/2028	$610,000	$616,972
5.35%, 3/1/2026	1,570,000	1,572,842
5.65%, 10/1/2028	1,281,000	1,318,431
5.95%, 11/1/2032 (a)	2,310,000	2,422,012
6.65%, 4/1/2029	2,200,000	2,316,028
Southern Co.:
Series 21-B, 1.75%, 3/15/2028 (a)	804,000	710,648
3.25%, 7/1/2026	3,055,000	2,937,291
Series A, 3.70%, 4/30/2030	1,918,000	1,779,808
Series 21-A, 5 yr. CMT + 2.92%, 3.75%, 9/15/2051 (b)	3,589,000	3,357,079
Series B, 5 yr. CMT + 3.73%, 4.00%, 1/15/2051 (b)	895,000	861,616
5.11%, 8/1/2027	1,510,000	1,510,725
5.15%, 10/6/2025	896,000	894,907
5.20%, 6/15/2033 (a)	722,000	722,014
5.50%, 3/15/2029 (a)	2,179,000	2,221,643
5.70%, 10/15/2032	1,415,000	1,460,605
5.70%, 3/15/2034	1,520,000	1,568,716
Southern Power Co.:
0.90%, 1/15/2026	772,000	714,378
4.15%, 12/1/2025	580,000	570,616
Southwestern Electric Power Co.:
Series N, 1.65%, 3/15/2026 (a)	1,612,000	1,503,690
Series K, 2.75%, 10/1/2026	2,913,000	2,730,821
Series M, 4.10%, 9/15/2028	1,137,000	1,089,519
5.30%, 4/1/2033	1,831,000	1,807,710
System Energy Resources, Inc. 6.00%, 4/15/2028 (a)	2,588,000	2,639,113
Tampa Electric Co.:
2.40%, 3/15/2031	1,389,000	1,163,135
4.90%, 3/1/2029	1,221,000	1,222,404
Tucson Electric Power Co. 1.50%, 8/1/2030 (a)	1,375,000	1,110,931
Union Electric Co.:
2.95%, 6/15/2027	469,000	441,667
2.95%, 3/15/2030 (a)	1,360,000	1,214,154
3.50%, 3/15/2029	1,483,000	1,392,196
5.20%, 4/1/2034	500,000	500,925
Virginia Electric & Power Co.:
2.30%, 11/15/2031	330,000	274,144
2.40%, 3/30/2032	552,000	457,785
Series A, 2.88%, 7/15/2029 (a)	1,321,000	1,198,966
Series B, 2.95%, 11/15/2026	1,222,000	1,161,731
Series A, 3.10%, 5/15/2025	458,000	446,811
Series A, 3.15%, 1/15/2026	1,810,000	1,748,188
Series A, 3.50%, 3/15/2027	2,046,000	1,965,613
Series B, 3.75%, 5/15/2027	930,000	897,004
Security Description	Principal Amount	Value
Series A, 3.80%, 4/1/2028	$300,000	$288,090
5.00%, 4/1/2033	1,028,000	1,014,389
5.00%, 1/15/2034	1,508,000	1,482,183
5.30%, 8/15/2033	1,790,000	1,796,444
WEC Energy Group, Inc.:
1.38%, 10/15/2027	530,000	466,877
1.80%, 10/15/2030	489,000	402,354
4.75%, 1/9/2026	1,822,000	1,805,730
4.75%, 1/15/2028 (a)	616,000	612,569
5.00%, 9/27/2025 (a)	2,241,000	2,228,899
5.60%, 9/12/2026	1,027,000	1,038,821
Wisconsin Electric Power Co. 5.63%, 5/15/2033	405,000	425,785
Wisconsin Power & Light Co.:
1.95%, 9/16/2031	1,054,000	849,893
3.00%, 7/1/2029 (a)	960,000	882,451
5.38%, 3/30/2034	1,440,000	1,449,014
Wisconsin Public Service Corp. 5.35%, 11/10/2025	1,554,000	1,560,449
Xcel Energy, Inc.:
1.75%, 3/15/2027	1,663,000	1,498,513
2.35%, 11/15/2031 (a)	412,000	331,541
3.30%, 6/1/2025	862,000	838,959
3.35%, 12/1/2026 (a)	1,043,000	989,223
3.40%, 6/1/2030	650,000	580,834
4.00%, 6/15/2028	531,000	506,309
4.60%, 6/1/2032 (a)	2,696,000	2,537,313
5.45%, 8/15/2033 (a)	1,787,000	1,777,475
5.50%, 3/15/2034 (a)	1,475,000	1,468,053
		566,742,216
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Acuity Brands Lighting, Inc. 2.15%, 12/15/2030 (a)	1,942,000	1,609,471
Emerson Electric Co.:
0.88%, 10/15/2026	1,833,000	1,663,374
1.80%, 10/15/2027 (a)	1,789,000	1,617,095
1.95%, 10/15/2030	1,491,000	1,265,948
2.00%, 12/21/2028 (a)	1,623,000	1,443,026
2.20%, 12/21/2031	667,000	558,793
3.15%, 6/1/2025	865,000	845,494
		9,003,201
ELECTRONICS — 0.9%
Agilent Technologies, Inc.:
2.10%, 6/4/2030	1,655,000	1,398,492
2.30%, 3/12/2031	1,046,000	878,222
2.75%, 9/15/2029 (a)	1,181,000	1,062,026
3.05%, 9/22/2026 (a)	785,000	747,767
Allegion PLC 3.50%, 10/1/2029	1,762,000	1,622,467
Allegion U.S. Holding Co., Inc.:
3.55%, 10/1/2027	112,000	106,917
5.41%, 7/1/2032	1,260,000	1,263,314
Amphenol Corp.:
2.20%, 9/15/2031	1,834,000	1,518,405

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.75%, 3/30/2026	$1,672,000	$1,660,079
Arrow Electronics, Inc.:
2.95%, 2/15/2032	4,486,000	3,766,760
3.88%, 1/12/2028 (a)	750,000	711,525
6.13%, 3/1/2026	564,000	563,380
Avnet, Inc.:
3.00%, 5/15/2031	1,221,000	1,013,296
4.63%, 4/15/2026 (a)	924,000	908,976
5.50%, 6/1/2032	1,886,000	1,827,496
6.25%, 3/15/2028 (a)	1,781,000	1,825,881
Flex Ltd.:
3.75%, 2/1/2026	2,772,000	2,689,588
4.75%, 6/15/2025	493,000	487,942
4.88%, 6/15/2029 (a)	1,913,000	1,875,218
4.88%, 5/12/2030	1,947,000	1,895,638
6.00%, 1/15/2028	50,000	50,858
Fortive Corp. 3.15%, 6/15/2026	1,504,000	1,438,546
Honeywell International, Inc.:
1.10%, 3/1/2027	2,856,000	2,581,681
1.35%, 6/1/2025	1,304,000	1,249,780
1.75%, 9/1/2031 (a)	300,000	243,519
1.95%, 6/1/2030	1,794,000	1,530,031
2.50%, 11/1/2026	1,575,000	1,487,808
2.70%, 8/15/2029 (a)	2,083,000	1,888,969
4.25%, 1/15/2029 (a)	1,823,000	1,794,634
4.88%, 9/1/2029	3,735,000	3,760,771
4.95%, 9/1/2031	2,485,000	2,501,948
5.00%, 2/15/2033 (a)	1,734,000	1,753,317
Hubbell, Inc.:
2.30%, 3/15/2031	618,000	515,647
3.15%, 8/15/2027	1,215,000	1,146,595
3.35%, 3/1/2026	800,000	773,056
3.50%, 2/15/2028	108,000	102,590
Jabil, Inc.:
1.70%, 4/15/2026	1,764,000	1,638,809
3.00%, 1/15/2031	1,787,000	1,531,155
3.60%, 1/15/2030	1,663,000	1,508,457
3.95%, 1/12/2028	1,954,000	1,855,284
4.25%, 5/15/2027	50,000	48,488
Keysight Technologies, Inc.:
3.00%, 10/30/2029	1,494,000	1,331,991
4.60%, 4/6/2027 (a)	774,000	761,415
TD SYNNEX Corp.:
1.75%, 8/9/2026	1,596,000	1,458,808
2.38%, 8/9/2028	798,000	705,081
2.65%, 8/9/2031	1,595,000	1,286,607
Trimble, Inc.:
4.90%, 6/15/2028 (a)	925,000	919,959
6.10%, 3/15/2033	2,053,000	2,144,502
Tyco Electronics Group SA:
3.13%, 8/15/2027	1,019,000	964,769
3.70%, 2/15/2026	1,302,000	1,269,216
4.50%, 2/13/2026	2,098,000	2,077,020
Security Description	Principal Amount	Value
Vontier Corp.:
1.80%, 4/1/2026	$1,136,000	$1,054,276
2.40%, 4/1/2028	1,936,000	1,716,167
2.95%, 4/1/2031	1,163,000	972,791
		73,887,934
ENGINEERING & CONSTRUCTION — 0.0% (d)
Jacobs Engineering Group, Inc.:
5.90%, 3/1/2033	1,886,000	1,909,538
6.35%, 8/18/2028	1,546,000	1,598,270
		3,507,808
ENTERTAINMENT — 0.3%
Warnermedia Holdings, Inc.:
3.76%, 3/15/2027	8,621,000	8,226,245
4.05%, 3/15/2029	8,478,000	7,940,410
4.28%, 3/15/2032 (a)	8,089,000	7,229,867
		23,396,522
ENVIRONMENTAL CONTROL — 0.4%
Republic Services, Inc.:
0.88%, 11/15/2025 (a)	1,027,000	957,801
1.45%, 2/15/2031	1,449,000	1,154,433
1.75%, 2/15/2032	89,000	70,385
2.30%, 3/1/2030 (a)	311,000	269,034
3.38%, 11/15/2027 (a)	1,444,000	1,372,580
3.95%, 5/15/2028 (a)	2,372,000	2,295,645
5.00%, 12/15/2033	1,746,000	1,733,149
Veralto Corp.:
5.35%, 9/18/2028 (e)	1,499,000	1,523,389
5.45%, 9/18/2033 (e)	1,440,000	1,457,683
5.50%, 9/18/2026 (e)	1,355,000	1,360,013
Waste Connections, Inc.:
2.20%, 1/15/2032	1,493,000	1,222,722
3.20%, 6/1/2032 (a)	648,000	571,095
3.50%, 5/1/2029	1,253,000	1,178,735
4.25%, 12/1/2028	1,292,000	1,259,739
5.00%, 3/1/2034	2,338,000	2,318,197
Waste Management, Inc.:
0.75%, 11/15/2025 (a)	1,606,000	1,499,378
1.50%, 3/15/2031	2,219,000	1,785,785
2.00%, 6/1/2029	2,188,000	1,919,357
3.15%, 11/15/2027	760,000	720,495
4.15%, 4/15/2032 (a)	2,214,000	2,115,676
4.63%, 2/15/2030 (a)	1,420,000	1,414,022
4.88%, 2/15/2029 (a)	1,705,000	1,721,760
		29,921,073
FINANCIALS — 0.0% (d)
Brookfield Finance, Inc. 6.35%, 1/5/2034 (a)	1,612,000	1,715,813
FOOD — 1.5%
Ahold Finance USA LLC 6.88%, 5/1/2029	1,208,000	1,315,198
Campbell Soup Co.:
2.38%, 4/24/2030 (a)	1,557,000	1,334,489

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.15%, 3/15/2028	$1,109,000	$1,075,065
5.20%, 3/19/2027 (a)	1,400,000	1,403,556
5.20%, 3/21/2029	450,000	452,254
5.30%, 3/20/2026 (a)	1,250,000	1,251,550
5.40%, 3/21/2034 (a)	585,000	589,235
Conagra Brands, Inc.:
1.38%, 11/1/2027	1,961,000	1,716,601
4.60%, 11/1/2025	2,120,000	2,092,737
4.85%, 11/1/2028 (a)	1,824,000	1,803,827
5.30%, 10/1/2026 (a)	1,714,000	1,715,902
7.00%, 10/1/2028 (a)	577,000	621,250
8.25%, 9/15/2030	4,605,000	5,310,854
Flowers Foods, Inc.:
2.40%, 3/15/2031	1,162,000	973,314
3.50%, 10/1/2026	738,000	708,214
General Mills, Inc.:
2.25%, 10/14/2031 (a)	2,070,000	1,711,165
3.20%, 2/10/2027	1,121,000	1,068,358
4.00%, 4/17/2025	1,469,000	1,447,391
4.20%, 4/17/2028 (a)	2,105,000	2,052,270
4.70%, 1/30/2027	1,824,000	1,809,134
4.95%, 3/29/2033 (a)	1,721,000	1,703,084
5.24%, 11/18/2025	542,000	540,526
5.50%, 10/17/2028 (a)	1,702,000	1,738,933
Hershey Co.:
0.90%, 6/1/2025	1,937,000	1,843,598
1.70%, 6/1/2030 (a)	1,782,000	1,496,506
2.30%, 8/15/2026	483,000	455,392
2.45%, 11/15/2029 (a)	1,377,000	1,229,757
3.20%, 8/21/2025	89,000	86,892
4.25%, 5/4/2028 (a)	50,000	49,520
Hormel Foods Corp.:
1.70%, 6/3/2028 (a)	1,745,000	1,546,942
1.80%, 6/11/2030 (a)	1,814,000	1,518,735
4.80%, 3/30/2027	1,240,000	1,238,574
Ingredion, Inc.:
2.90%, 6/1/2030	1,329,000	1,176,125
3.20%, 10/1/2026	1,380,000	1,313,636
J M Smucker Co.:
2.38%, 3/15/2030 (a)	1,250,000	1,084,050
3.38%, 12/15/2027 (a)	790,000	747,909
5.90%, 11/15/2028	1,730,000	1,794,910
6.20%, 11/15/2033 (a)	1,679,000	1,792,702
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.:
2.50%, 1/15/2027	1,890,000	1,741,956
3.00%, 2/2/2029	1,545,000	1,367,773
3.00%, 5/15/2032	3,469,000	2,831,224
3.63%, 1/15/2032 (a)	2,562,000	2,192,765
3.75%, 12/1/2031 (a)	1,842,000	1,594,417
5.13%, 2/1/2028	1,597,000	1,572,694
5.50%, 1/15/2030 (a)	2,273,000	2,239,360
5.75%, 4/1/2033	2,827,000	2,785,415
Security Description	Principal Amount	Value
Kellanova:
3.25%, 4/1/2026	$1,393,000	$1,343,186
3.40%, 11/15/2027	1,350,000	1,277,073
4.30%, 5/15/2028 (a)	1,285,000	1,254,340
Series B, 7.45%, 4/1/2031	1,590,000	1,786,540
Kraft Heinz Foods Co.:
3.00%, 6/1/2026 (a)	2,906,000	2,781,449
3.75%, 4/1/2030 (a)	1,886,000	1,770,520
3.88%, 5/15/2027 (a)	1,545,000	1,496,981
4.25%, 3/1/2031	2,028,000	1,941,891
6.75%, 3/15/2032	1,190,000	1,318,556
Kroger Co.:
1.70%, 1/15/2031 (a)	1,521,000	1,228,405
2.20%, 5/1/2030 (a)	1,202,000	1,022,037
2.65%, 10/15/2026 (a)	2,185,000	2,060,805
3.50%, 2/1/2026	1,239,000	1,203,961
3.70%, 8/1/2027	650,000	625,716
7.50%, 4/1/2031	1,496,000	1,704,378
McCormick & Co., Inc.:
0.90%, 2/15/2026	1,274,000	1,177,545
1.85%, 2/15/2031 (a)	645,000	523,030
2.50%, 4/15/2030	1,551,000	1,347,199
3.40%, 8/15/2027	746,000	708,596
4.95%, 4/15/2033 (a)	1,646,000	1,629,211
Mondelez International, Inc.:
1.50%, 5/4/2025	1,301,000	1,248,075
1.88%, 10/15/2032 (a)	203,000	161,834
2.63%, 3/17/2027	2,579,000	2,416,007
2.75%, 4/13/2030	1,388,000	1,235,917
3.00%, 3/17/2032 (a)	1,631,000	1,416,491
4.75%, 2/20/2029 (a)	1,488,000	1,477,718
Pilgrim's Pride Corp.:
3.50%, 3/1/2032	1,927,000	1,634,308
4.25%, 4/15/2031	3,917,000	3,533,291
6.25%, 7/1/2033	2,311,000	2,365,216
Sysco Corp.:
2.40%, 2/15/2030	1,844,000	1,597,549
2.45%, 12/14/2031	989,000	826,725
3.25%, 7/15/2027	1,211,000	1,144,867
3.30%, 7/15/2026	1,930,000	1,853,630
3.75%, 10/1/2025 (a)	1,664,000	1,623,848
5.75%, 1/17/2029 (a)	1,321,000	1,359,639
5.95%, 4/1/2030	1,778,000	1,852,907
Tyson Foods, Inc.:
3.55%, 6/2/2027	2,378,000	2,270,039
4.00%, 3/1/2026	1,985,000	1,937,777
4.35%, 3/1/2029	1,669,000	1,614,908
5.40%, 3/15/2029	965,000	974,100
5.70%, 3/15/2034	920,000	931,712
Whole Foods Market, Inc. 5.20%, 12/3/2025	39,000	38,978
		129,852,714

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
FOREST PRODUCTS & PAPER — 0.2%
Celulosa Arauco y Constitucion SA 3.88%, 11/2/2027	$1,475,000	$1,379,803
Georgia-Pacific LLC:
7.75%, 11/15/2029	1,414,000	1,612,554
8.88%, 5/15/2031	1,674,000	2,065,080
Suzano Austria GmbH:
2.50%, 9/15/2028	1,435,000	1,263,919
3.13%, 1/15/2032	2,144,000	1,781,064
3.75%, 1/15/2031 (a)	1,765,000	1,559,819
5.00%, 1/15/2030	2,279,000	2,185,903
6.00%, 1/15/2029	6,642,000	6,677,601
Suzano International Finance BV 5.50%, 1/17/2027 (a)	2,173,000	2,165,655
		20,691,398
GAS — 0.6%
Atmos Energy Corp.:
1.50%, 1/15/2031	1,827,000	1,465,875
2.63%, 9/15/2029	926,000	829,492
3.00%, 6/15/2027	1,412,000	1,332,137
5.90%, 11/15/2033	125,000	132,690
CenterPoint Energy Resources Corp.:
1.75%, 10/1/2030 (a)	1,391,000	1,142,233
4.00%, 4/1/2028 (a)	584,000	562,351
4.40%, 7/1/2032 (a)	1,884,000	1,793,737
5.25%, 3/1/2028	1,957,000	1,977,157
5.40%, 3/1/2033	2,110,000	2,144,498
Eastern Energy Gas Holdings LLC Series B, 3.00%, 11/15/2029	373,000	330,829
National Fuel Gas Co.:
2.95%, 3/1/2031	1,636,000	1,375,892
5.20%, 7/15/2025 (a)	1,797,000	1,787,458
5.50%, 1/15/2026	1,586,000	1,582,289
5.50%, 10/1/2026 (a)	2,315,000	2,315,162
NiSource, Inc.:
0.95%, 8/15/2025	1,799,000	1,693,291
1.70%, 2/15/2031	150,000	119,901
2.95%, 9/1/2029 (a)	1,619,000	1,463,511
3.49%, 5/15/2027 (a)	2,221,000	2,118,590
3.60%, 5/1/2030	1,738,000	1,602,384
5.25%, 3/30/2028	1,933,000	1,947,594
5.35%, 4/1/2034	1,970,000	1,957,353
5.40%, 6/30/2033	1,497,000	1,510,593
ONE Gas, Inc.:
2.00%, 5/15/2030 (a)	791,000	669,131
4.25%, 9/1/2032 (a)	819,000	781,482
5.10%, 4/1/2029 (a)	1,314,000	1,324,473
Piedmont Natural Gas Co., Inc.:
2.50%, 3/15/2031	1,101,000	928,771
Security Description	Principal Amount	Value
3.50%, 6/1/2029	$940,000	$875,460
5.40%, 6/15/2033 (a)	537,000	541,334
Southern California Gas Co.:
Series XX, 2.55%, 2/1/2030 (a)	1,929,000	1,691,521
Series TT, 2.60%, 6/15/2026	1,138,000	1,080,201
2.95%, 4/15/2027	1,789,000	1,687,546
3.20%, 6/15/2025 (a)	478,000	467,493
Southern Co. Gas Capital Corp.:
Series 20-A, 1.75%, 1/15/2031	1,521,000	1,236,132
3.25%, 6/15/2026	621,000	594,713
5.15%, 9/15/2032	1,251,000	1,256,642
5.75%, 9/15/2033 (a)	1,802,000	1,867,719
Southwest Gas Corp.:
2.20%, 6/15/2030	1,520,000	1,282,363
4.05%, 3/15/2032	1,023,000	937,313
5.45%, 3/23/2028	1,517,000	1,540,134
Spire, Inc. 5.30%, 3/1/2026	1,872,000	1,870,034
		51,817,479
HAND & MACHINE TOOLS — 0.2%
Kennametal, Inc.:
2.80%, 3/1/2031	844,000	716,412
4.63%, 6/15/2028 (a)	1,236,000	1,213,702
Regal Rexnord Corp.:
6.05%, 2/15/2026 (e)	1,702,000	1,712,212
6.05%, 4/15/2028 (e)	3,269,000	3,317,708
6.30%, 2/15/2030 (e)	2,679,000	2,744,100
6.40%, 4/15/2033 (e)	2,813,000	2,918,178
Snap-on, Inc. 3.25%, 3/1/2027	1,490,000	1,437,448
Stanley Black & Decker, Inc.:
2.30%, 3/15/2030 (a)	1,934,000	1,637,015
3.00%, 5/15/2032 (a)	2,262,000	1,919,556
6.00%, 3/6/2028 (a)	1,350,000	1,392,093
		19,008,424
HEALTH CARE PRODUCTS — 1.0%
Abbott Laboratories:
1.15%, 1/30/2028	1,464,000	1,293,722
1.40%, 6/30/2030 (a)	1,717,000	1,430,192
3.75%, 11/30/2026 (a)	2,615,000	2,556,581
3.88%, 9/15/2025	578,000	570,133
Baxter International, Inc.:
1.73%, 4/1/2031	1,384,000	1,103,408
1.92%, 2/1/2027	1,811,000	1,653,443
2.27%, 12/1/2028	2,744,000	2,420,592
2.54%, 2/1/2032 (a)	1,985,000	1,645,049
2.60%, 8/15/2026	1,371,000	1,289,659
3.95%, 4/1/2030	1,096,000	1,027,369
Boston Scientific Corp.:
1.90%, 6/1/2025	995,000	955,996
2.65%, 6/1/2030	945,000	832,649

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 3/1/2028	$787,000	$768,875
Danaher Corp. 3.35%, 9/15/2025	1,630,000	1,594,564
Dentsply Sirona, Inc. 3.25%, 6/1/2030 (a)	1,510,000	1,339,098
DH Europe Finance II SARL 2.60%, 11/15/2029	1,641,000	1,469,023
Edwards Lifesciences Corp. 4.30%, 6/15/2028	1,503,000	1,462,720
GE HealthCare Technologies, Inc.:
5.60%, 11/15/2025	2,944,000	2,954,333
5.65%, 11/15/2027	1,995,000	2,031,409
5.86%, 3/15/2030 (a)	2,111,000	2,196,411
5.91%, 11/22/2032 (a)	2,475,000	2,598,800
Medtronic Global Holdings SCA 4.25%, 3/30/2028 (a)	2,491,000	2,446,585
Revvity, Inc.:
1.90%, 9/15/2028	1,026,000	894,087
2.25%, 9/15/2031	400,000	328,216
2.55%, 3/15/2031	1,628,000	1,371,899
3.30%, 9/15/2029	1,429,000	1,297,346
Smith & Nephew PLC:
2.03%, 10/14/2030	1,748,000	1,443,568
5.15%, 3/20/2027	460,000	459,600
5.40%, 3/20/2034	650,000	647,251
Solventum Corp.:
5.40%, 3/1/2029 (e)	3,116,000	3,123,323
5.45%, 2/25/2027 (e)	2,060,000	2,067,004
5.45%, 3/13/2031 (e)	3,475,000	3,466,591
5.60%, 3/23/2034 (e)	2,650,000	2,658,348
STERIS Irish FinCo UnLtd Co. 2.70%, 3/15/2031	2,105,000	1,798,638
Stryker Corp.:
1.15%, 6/15/2025	2,223,000	2,113,406
3.38%, 11/1/2025	1,881,000	1,826,602
3.65%, 3/7/2028	1,264,000	1,209,977
4.85%, 12/8/2028	1,822,000	1,822,856
Thermo Fisher Scientific, Inc.:
1.75%, 10/15/2028	435,000	383,957
2.00%, 10/15/2031 (a)	1,672,000	1,376,942
4.80%, 11/21/2027	1,254,000	1,255,442
4.95%, 8/10/2026	794,000	794,993
4.95%, 11/21/2032	2,143,000	2,152,601
4.98%, 8/10/2030	1,278,000	1,287,444
5.00%, 12/5/2026 (a)	1,988,000	1,996,210
5.00%, 1/31/2029 (a)	2,289,000	2,310,288
5.09%, 8/10/2033 (a)	1,482,000	1,498,480
5.20%, 1/31/2034 (a)	2,093,000	2,133,834
Zimmer Biomet Holdings, Inc.:
2.60%, 11/24/2031 (a)	387,000	325,989
3.05%, 1/15/2026	1,141,000	1,096,729
3.55%, 4/1/2025 (a)	1,407,000	1,380,197
Security Description	Principal Amount	Value
5.35%, 12/1/2028	$1,970,000	$1,998,604
		82,161,033
HEALTH CARE SERVICES — 2.3%
Adventist Health System:
2.95%, 3/1/2029 (a)	932,000	838,176
5.43%, 3/1/2032 (a)	656,000	662,842
Advocate Health & Hospitals Corp.:
Series 2020, 2.21%, 6/15/2030	972,000	831,011
3.83%, 8/15/2028	1,503,000	1,445,330
Ascension Health Series B, 2.53%, 11/15/2029	1,176,000	1,049,310
Banner Health:
1.90%, 1/1/2031 (a)	479,000	394,322
2.34%, 1/1/2030	1,687,000	1,471,941
Baylor Scott & White Holdings Series 2021, 1.78%, 11/15/2030 (a)	653,000	536,172
Bon Secours Mercy Health, Inc.:
Series 20-2, 2.10%, 6/1/2031	1,160,000	952,720
3.46%, 6/1/2030	2,029,000	1,881,512
Series 2018, 4.30%, 7/1/2028	1,392,000	1,356,866
Cedars-Sinai Health System Series 2021, 2.29%, 8/15/2031	465,000	389,912
Centene Corp.:
2.45%, 7/15/2028	3,691,000	3,275,320
2.50%, 3/1/2031	3,664,000	3,015,765
2.63%, 8/1/2031	2,444,000	2,007,159
3.00%, 10/15/2030	3,870,000	3,317,403
3.38%, 2/15/2030	3,251,000	2,881,556
4.25%, 12/15/2027	4,889,000	4,662,150
4.63%, 12/15/2029	6,597,000	6,263,851
CHRISTUS Health Series C, 4.34%, 7/1/2028	1,181,000	1,156,518
CommonSpirit Health:
1.55%, 10/1/2025	2,244,000	2,110,863
2.78%, 10/1/2030	1,203,000	1,043,747
3.35%, 10/1/2029	1,563,000	1,434,053
5.21%, 12/1/2031	1,805,000	1,806,643
6.07%, 11/1/2027	1,432,000	1,475,075
Elevance Health, Inc.:
1.50%, 3/15/2026	1,236,000	1,151,322
2.25%, 5/15/2030	1,379,000	1,179,555
2.55%, 3/15/2031	496,000	423,921
2.88%, 9/15/2029 (a)	1,816,000	1,637,832
3.65%, 12/1/2027 (a)	2,318,000	2,218,071
4.10%, 3/1/2028	1,517,000	1,474,994
4.10%, 5/15/2032	1,631,000	1,524,137
4.75%, 2/15/2033	1,749,000	1,705,922

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.90%, 2/8/2026	$1,487,000	$1,478,851
5.35%, 10/15/2025	2,656,000	2,658,683
5.50%, 10/15/2032	746,000	764,784
HCA, Inc.:
2.38%, 7/15/2031	1,740,000	1,431,550
3.13%, 3/15/2027	2,126,000	2,010,494
3.38%, 3/15/2029	4,988,000	4,576,390
3.50%, 9/1/2030	4,746,000	4,289,625
3.63%, 3/15/2032	3,289,000	2,911,324
4.13%, 6/15/2029	3,300,000	3,122,889
4.50%, 2/15/2027 (a)	2,198,000	2,155,095
5.20%, 6/1/2028 (a)	1,727,000	1,732,595
5.25%, 6/15/2026	2,191,000	2,184,734
5.38%, 9/1/2026 (a)	2,672,500	2,671,752
5.45%, 4/1/2031 (a)	2,204,000	2,216,739
5.50%, 6/1/2033 (a)	2,166,000	2,171,956
5.60%, 4/1/2034	1,025,000	1,032,196
5.63%, 9/1/2028	1,957,000	1,980,817
5.88%, 2/15/2026 (a)	2,065,000	2,073,818
5.88%, 2/1/2029	1,805,000	1,845,288
Humana, Inc.:
1.35%, 2/3/2027	2,167,000	1,952,012
2.15%, 2/3/2032	1,898,000	1,517,451
3.70%, 3/23/2029 (a)	1,379,000	1,298,177
3.95%, 3/15/2027	771,000	746,598
4.50%, 4/1/2025 (a)	1,498,000	1,482,121
4.88%, 4/1/2030 (a)	923,000	911,453
5.38%, 4/15/2031	2,465,000	2,467,317
5.70%, 3/13/2026 (a)	969,000	968,109
5.75%, 3/1/2028 (a)	1,575,000	1,611,319
5.75%, 12/1/2028 (a)	2,035,000	2,086,608
5.88%, 3/1/2033	300,000	309,450
IQVIA, Inc.:
5.70%, 5/15/2028 (a)	1,844,000	1,871,199
6.25%, 2/1/2029	2,378,000	2,469,577
Kaiser Foundation Hospitals 3.15%, 5/1/2027 (a)	1,960,000	1,866,802
Laboratory Corp. of America Holdings:
1.55%, 6/1/2026	1,460,000	1,352,237
2.70%, 6/1/2031	1,734,000	1,486,801
3.60%, 9/1/2027 (a)	115,000	109,865
Ochsner LSU Health System of North Louisiana Series 2021, 2.51%, 5/15/2031	1,068,000	744,887
OhioHealth Corp. 2.30%, 11/15/2031 (a)	715,000	596,832
PeaceHealth Obligated Group Series 2020, 1.38%, 11/15/2025	1,718,000	1,602,928
Piedmont Healthcare, Inc. Series 2032, 2.04%, 1/1/2032	112,000	90,667
Security Description	Principal Amount	Value
Providence St. Joseph Health Obligated Group:
Series 19A, 2.53%, 10/1/2029	$2,269,000	$1,986,623
Series H, 2.75%, 10/1/2026	398,000	372,687
5.40%, 10/1/2033	1,062,000	1,077,049
Quest Diagnostics, Inc.:
2.80%, 6/30/2031	1,185,000	1,015,936
3.45%, 6/1/2026	1,445,000	1,395,306
4.20%, 6/30/2029 (a)	525,000	508,578
6.40%, 11/30/2033	1,778,000	1,920,080
Rush Obligated Group Series 2020, 3.92%, 11/15/2029	698,000	662,912
SSM Health Care Corp.:
Series A, 3.82%, 6/1/2027	1,433,000	1,379,105
4.89%, 6/1/2028	924,000	921,320
Stanford Health Care Series 2020, 3.31%, 8/15/2030	1,124,000	1,026,752
Sutter Health:
Series 20A, 1.32%, 8/15/2025	1,217,000	1,151,209
Series 20A, 2.29%, 8/15/2030	2,142,000	1,833,852
Series 2018, 3.70%, 8/15/2028	565,000	538,129
UnitedHealth Group, Inc.:
1.15%, 5/15/2026 (a)	2,019,000	1,867,737
1.25%, 1/15/2026	1,862,000	1,744,340
2.00%, 5/15/2030 (a)	1,937,000	1,646,256
2.30%, 5/15/2031	2,174,000	1,839,704
2.88%, 8/15/2029	1,832,000	1,671,444
2.95%, 10/15/2027 (a)	1,354,000	1,274,263
3.10%, 3/15/2026 (a)	1,723,000	1,665,590
3.38%, 4/15/2027 (a)	2,198,000	2,114,850
3.45%, 1/15/2027	1,331,000	1,286,332
3.70%, 12/15/2025	2,085,000	2,040,214
3.70%, 5/15/2027	1,552,000	1,505,238
3.75%, 7/15/2025	2,238,000	2,200,469
3.85%, 6/15/2028 (a)	717,000	694,278
3.88%, 12/15/2028	1,616,000	1,558,858
4.00%, 5/15/2029 (a)	1,820,000	1,759,358
4.20%, 5/15/2032	2,286,000	2,172,340
4.25%, 1/15/2029 (a)	2,171,000	2,128,014
4.50%, 4/15/2033 (a)	2,075,000	2,008,911
4.60%, 4/15/2027 (a)	2,250,000	2,237,895
4.70%, 4/15/2029 (a)	1,375,000	1,371,631
4.90%, 4/15/2031	2,500,000	2,501,625
5.00%, 4/15/2034	3,000,000	3,003,390
5.15%, 10/15/2025	1,474,000	1,475,946
5.25%, 2/15/2028 (a)	1,952,000	1,987,370
5.30%, 2/15/2030 (a)	1,734,000	1,774,749
5.35%, 2/15/2033 (a)	2,879,000	2,960,706
Universal Health Services, Inc.:
1.65%, 9/1/2026	1,701,000	1,550,257

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
2.65%, 10/15/2030	$3,146,000	$2,665,920
2.65%, 1/15/2032	1,664,000	1,362,500
UPMC:
Series 2021, 1.80%, 4/15/2026	100,000	93,516
Series D-1, 3.60%, 4/3/2025	725,000	711,515
5.04%, 5/15/2033	2,208,000	2,202,789
		201,295,504
HOME BUILDERS — 0.2%
DR Horton, Inc.:
1.30%, 10/15/2026	1,773,000	1,612,437
2.60%, 10/15/2025	729,000	699,053
Lennar Corp.:
4.75%, 5/30/2025	1,052,000	1,042,974
4.75%, 11/29/2027 (a)	240,000	237,046
5.00%, 6/15/2027	1,480,000	1,472,881
5.25%, 6/1/2026	1,210,000	1,209,480
MDC Holdings, Inc.:
2.50%, 1/15/2031	562,000	483,989
3.85%, 1/15/2030	1,599,000	1,483,248
Meritage Homes Corp. 5.13%, 6/6/2027	500,000	493,375
NVR, Inc. 3.00%, 5/15/2030	1,774,000	1,575,684
PulteGroup, Inc.:
5.00%, 1/15/2027	1,146,000	1,142,253
5.50%, 3/1/2026	1,798,000	1,800,391
6.38%, 5/15/2033	817,000	868,406
7.88%, 6/15/2032	855,000	993,407
Toll Brothers Finance Corp.:
3.80%, 11/1/2029 (a)	1,010,000	941,906
4.88%, 11/15/2025	539,000	533,071
4.88%, 3/15/2027	1,799,000	1,779,211
		18,368,812
HOME FURNISHINGS — 0.1%
Harman International Industries, Inc. 4.15%, 5/15/2025	1,707,000	1,682,522
Leggett & Platt, Inc.:
3.50%, 11/15/2027	907,000	848,662
4.40%, 3/15/2029	3,010,000	2,827,082
Whirlpool Corp.:
2.40%, 5/15/2031	1,606,000	1,327,423
3.70%, 5/1/2025 (a)	1,264,000	1,240,085
4.70%, 5/14/2032 (a)	1,878,000	1,797,302
5.50%, 3/1/2033 (a)	2,106,000	2,124,154
5.75%, 3/1/2034	725,000	727,683
		12,574,913
HOUSEHOLD PRODUCTS — 0.6%
Colgate-Palmolive Co.:
3.10%, 8/15/2025	590,000	576,513
3.10%, 8/15/2027 (a)	100,000	95,662
3.25%, 8/15/2032 (a)	1,466,000	1,326,276
4.60%, 3/1/2033	1,837,000	1,840,692
Security Description	Principal Amount	Value
4.80%, 3/2/2026	$1,334,000	$1,337,722
Conopco, Inc. Series E, 7.25%, 12/15/2026	1,744,000	1,852,581
Estee Lauder Cos., Inc.:
1.95%, 3/15/2031 (a)	2,001,000	1,657,428
2.38%, 12/1/2029	1,528,000	1,343,173
2.60%, 4/15/2030	2,188,000	1,924,565
3.15%, 3/15/2027	1,190,000	1,140,627
4.38%, 5/15/2028 (a)	1,486,000	1,464,810
4.65%, 5/15/2033 (a)	110,000	107,901
5.00%, 2/14/2034 (a)	1,722,000	1,708,568
Haleon U.S. Capital LLC:
3.38%, 3/24/2027	2,815,000	2,694,321
3.38%, 3/24/2029	1,859,000	1,729,651
3.63%, 3/24/2032	2,589,000	2,333,129
Procter & Gamble Co.:
0.55%, 10/29/2025	644,000	602,378
1.00%, 4/23/2026	663,000	615,629
1.20%, 10/29/2030 (a)	2,440,000	1,999,165
1.90%, 2/1/2027 (a)	466,000	433,380
1.95%, 4/23/2031 (a)	1,867,000	1,586,072
2.30%, 2/1/2032 (a)	1,878,000	1,618,535
2.45%, 11/3/2026 (a)	720,000	681,350
2.70%, 2/2/2026	1,568,000	1,511,505
2.80%, 3/25/2027	2,096,000	1,994,512
2.85%, 8/11/2027 (a)	1,356,000	1,285,461
3.00%, 3/25/2030 (a)	2,337,000	2,153,452
3.95%, 1/26/2028 (a)	956,000	943,161
4.05%, 1/26/2033 (a)	219,000	212,483
4.10%, 1/26/2026 (a)	1,072,000	1,062,159
4.35%, 1/29/2029 (a)	1,605,000	1,603,475
4.55%, 1/29/2034	2,427,000	2,413,482
Unilever Capital Corp.:
1.38%, 9/14/2030	1,624,000	1,320,848
1.75%, 8/12/2031 (a)	1,579,000	1,290,390
2.00%, 7/28/2026	2,245,000	2,105,451
2.13%, 9/6/2029	1,589,000	1,400,386
2.90%, 5/5/2027	1,347,000	1,277,549
3.10%, 7/30/2025 (a)	504,000	491,763
3.50%, 3/22/2028 (a)	2,088,000	2,003,123
5.90%, 11/15/2032	1,524,000	1,640,007
		55,379,335
HOUSEHOLD PRODUCTS & WARES — 0.2%
Avery Dennison Corp.:
2.65%, 4/30/2030	708,000	618,551
4.88%, 12/6/2028	874,000	864,098
5.75%, 3/15/2033	1,433,000	1,492,140
Church & Dwight Co., Inc.:
2.30%, 12/15/2031	1,506,000	1,251,576
3.15%, 8/1/2027 (a)	1,617,000	1,533,385
Clorox Co.:
1.80%, 5/15/2030	1,624,000	1,356,349
3.10%, 10/1/2027 (a)	1,074,000	1,014,662
3.90%, 5/15/2028 (a)	50,000	48,446

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.60%, 5/1/2032	$1,374,000	$1,343,552
Kimberly-Clark Corp.:
1.05%, 9/15/2027	1,000	884
2.00%, 11/2/2031	131,000	108,604
2.75%, 2/15/2026 (a)	1,568,000	1,509,498
3.05%, 8/15/2025	959,000	933,337
3.10%, 3/26/2030	1,772,000	1,624,357
3.20%, 4/25/2029 (a)	1,732,000	1,616,770
3.95%, 11/1/2028 (a)	1,234,000	1,205,667
		16,521,876
INSURANCE — 2.5%
ACE Capital Trust II 9.70%, 4/1/2030	1,489,000	1,758,628
Aegon Ltd. 6 mo. USD Term SOFR + 3.54%, 5.50%, 4/11/2048 (a) (b)	948,000	918,621
Aflac, Inc.:
1.13%, 3/15/2026	1,812,000	1,680,576
2.88%, 10/15/2026	1,117,000	1,061,139
3.60%, 4/1/2030	1,423,000	1,325,297
Alleghany Corp. 3.63%, 5/15/2030	1,104,000	1,032,549
Allied World Assurance Co. Holdings Ltd. 4.35%, 10/29/2025	1,876,000	1,830,638
Allstate Corp.:
0.75%, 12/15/2025	1,415,000	1,311,931
1.45%, 12/15/2030	1,953,000	1,546,932
3.28%, 12/15/2026	771,000	735,303
5.25%, 3/30/2033 (a)	1,483,000	1,488,072
American Equity Investment Life Holding Co. 5.00%, 6/15/2027	1,810,000	1,755,447
American Financial Group, Inc. 5.25%, 4/2/2030 (a)	466,000	462,146
American International Group, Inc.:
3.40%, 6/30/2030 (a)	1,871,000	1,711,871
4.20%, 4/1/2028	250,000	243,073
5.13%, 3/27/2033 (a)	1,658,000	1,650,124
Series A-9, 3 mo. USD Term SOFR + 2.87%, 5.75%, 4/1/2048 (a) (b)	674,000	660,999
Aon Corp.:
2.80%, 5/15/2030	86,000	75,833
3.75%, 5/2/2029	1,751,000	1,655,203
4.50%, 12/15/2028	685,000	672,451
8.21%, 1/1/2027	840,000	904,210
Aon Corp./Aon Global Holdings PLC:
2.05%, 8/23/2031	1,886,000	1,536,996
2.60%, 12/2/2031	1,036,000	872,550
5.35%, 2/28/2033 (a)	999,000	1,004,025
Aon Global Ltd. 3.88%, 12/15/2025 (a)	1,471,000	1,438,976
Security Description	Principal Amount	Value
Aon North America, Inc.:
5.13%, 3/1/2027 (a)	$995,000	$1,000,174
5.15%, 3/1/2029 (a)	5,171,000	5,201,612
5.30%, 3/1/2031	8,825,000	8,893,747
5.45%, 3/1/2034 (a)	1,825,000	1,844,929
Arch Capital Finance LLC 4.01%, 12/15/2026	594,000	576,257
Arthur J Gallagher & Co.:
2.40%, 11/9/2031 (a)	1,389,000	1,139,147
5.50%, 3/2/2033	813,000	818,480
6.50%, 2/15/2034	1,425,000	1,532,687
Assurant, Inc.:
2.65%, 1/15/2032	359,000	295,234
3.70%, 2/22/2030	1,515,000	1,370,105
4.90%, 3/27/2028	587,000	579,252
Assured Guaranty U.S. Holdings, Inc.:
3.15%, 6/15/2031 (a)	200,000	176,218
6.13%, 9/15/2028	624,000	647,756
Athene Holding Ltd.:
3.50%, 1/15/2031 (a)	602,000	530,073
4.13%, 1/12/2028 (a)	1,057,000	1,018,314
5.88%, 1/15/2034	1,921,000	1,924,996
6.15%, 4/3/2030 (a)	1,021,000	1,062,208
6.65%, 2/1/2033 (a)	1,131,000	1,196,734
AXA SA 8.60%, 12/15/2030	1,299,000	1,536,704
AXIS Specialty Finance LLC:
3.90%, 7/15/2029 (a)	709,000	673,224
5 yr. CMT + 3.19%, 4.90%, 1/15/2040 (b)	1,036,000	926,484
AXIS Specialty Finance PLC 4.00%, 12/6/2027 (a)	510,000	490,697
Berkshire Hathaway Finance Corp.:
1.45%, 10/15/2030 (a)	2,195,000	1,810,853
1.85%, 3/12/2030 (a)	1,303,000	1,113,335
2.30%, 3/15/2027	1,162,000	1,094,232
2.88%, 3/15/2032	2,059,000	1,821,680
Berkshire Hathaway, Inc. 3.13%, 3/15/2026	1,649,000	1,596,925
Brighthouse Financial, Inc.:
3.70%, 6/22/2027 (a)	1,499,000	1,424,065
5.63%, 5/15/2030 (a)	1,602,000	1,607,575
Brown & Brown, Inc.:
2.38%, 3/15/2031 (a)	963,000	799,001
4.20%, 3/17/2032 (a)	1,225,000	1,132,390
4.50%, 3/15/2029 (a)	1,322,000	1,284,971
Chubb INA Holdings, Inc.:
1.38%, 9/15/2030 (a)	1,586,000	1,292,352
3.35%, 5/3/2026	2,287,000	2,211,803
5.00%, 3/15/2034	1,850,000	1,855,642
Cincinnati Financial Corp. 6.92%, 5/15/2028	484,000	514,637
CNA Financial Corp.:
2.05%, 8/15/2030	564,000	472,023

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.45%, 8/15/2027	$649,000	$614,577
3.90%, 5/1/2029	295,000	279,188
4.50%, 3/1/2026	952,000	939,929
5.13%, 2/15/2034	1,522,000	1,480,541
CNO Financial Group, Inc.:
5.25%, 5/30/2025 (a)	1,189,000	1,181,129
5.25%, 5/30/2029 (a)	2,212,000	2,154,001
Corebridge Financial, Inc.:
3.50%, 4/4/2025	2,105,000	2,060,690
3.65%, 4/5/2027	1,697,000	1,622,179
3.85%, 4/5/2029	1,940,000	1,814,812
3.90%, 4/5/2032	2,448,000	2,202,931
5.75%, 1/15/2034	1,744,000	1,779,560
6.05%, 9/15/2033 (a) (e)	1,825,000	1,880,589
5 yr. CMT + 3.85%, 6.88%, 12/15/2052 (b)	580,000	580,812
Enstar Finance LLC 5 yr. CMT + 4.01%, 5.50%, 1/15/2042 (a) (b)	500,000	466,385
Enstar Group Ltd.:
3.10%, 9/1/2031	2,752,000	2,286,004
4.95%, 6/1/2029 (a)	720,000	703,217
Equitable Holdings, Inc.:
4.35%, 4/20/2028	2,124,000	2,058,347
5.59%, 1/11/2033 (a)	1,808,000	1,827,309
7.00%, 4/1/2028	902,000	962,245
F&G Annuities & Life, Inc. 7.40%, 1/13/2028	1,545,000	1,604,173
Fairfax Financial Holdings Ltd.:
3.38%, 3/3/2031 (a)	489,000	427,772
4.63%, 4/29/2030	947,000	904,148
4.85%, 4/17/2028 (a)	469,000	463,278
5.63%, 8/16/2032	890,000	890,294
6.00%, 12/7/2033 (e)	2,220,000	2,264,444
Fidelity National Financial, Inc.:
2.45%, 3/15/2031	1,820,000	1,499,625
3.40%, 6/15/2030	879,000	781,660
4.50%, 8/15/2028	468,000	452,514
First American Financial Corp.:
2.40%, 8/15/2031	1,146,000	908,434
4.00%, 5/15/2030	784,000	712,570
Globe Life, Inc.:
2.15%, 8/15/2030	674,000	564,165
4.55%, 9/15/2028	1,968,000	1,929,348
4.80%, 6/15/2032	606,000	591,123
Hanover Insurance Group, Inc.:
2.50%, 9/1/2030 (a)	1,277,000	1,069,743
4.50%, 4/15/2026	516,000	506,660
Hartford Financial Services Group, Inc. 2.80%, 8/19/2029 (a)	629,000	564,691
Horace Mann Educators Corp. 7.25%, 9/15/2028	1,412,000	1,509,696
Jackson Financial, Inc.:
3.13%, 11/23/2031	1,797,000	1,496,883
5.67%, 6/8/2032 (a)	1,505,000	1,505,166
Security Description	Principal Amount	Value
Kemper Corp.:
2.40%, 9/30/2030 (a)	$1,403,000	$1,125,978
3.80%, 2/23/2032	1,779,000	1,519,088
Lincoln National Corp.:
3.05%, 1/15/2030 (a)	993,000	877,653
3.40%, 1/15/2031	2,043,000	1,800,475
3.40%, 3/1/2032	1,930,000	1,657,330
3.63%, 12/12/2026 (a)	613,000	586,108
3.80%, 3/1/2028	600,000	574,998
5.85%, 3/15/2034	1,235,000	1,219,266
Loews Corp.:
3.20%, 5/15/2030	804,000	727,934
3.75%, 4/1/2026 (a)	1,858,000	1,811,197
Manulife Financial Corp.:
2.48%, 5/19/2027	1,474,000	1,370,746
3.70%, 3/16/2032 (a)	719,000	663,680
5 yr. USD ICE Swap + 1.65%, 4.06%, 2/24/2032 (a) (b)	2,166,000	2,076,198
4.15%, 3/4/2026	1,734,000	1,705,562
Markel Group, Inc.:
3.35%, 9/17/2029	1,562,000	1,417,156
3.50%, 11/1/2027	836,000	791,500
Marsh & McLennan Cos., Inc.:
2.25%, 11/15/2030	1,778,000	1,514,980
2.38%, 12/15/2031	469,000	391,821
3.75%, 3/14/2026 (a)	1,244,000	1,216,271
5.15%, 3/15/2034	1,729,000	1,742,123
5.40%, 9/15/2033 (a)	1,433,000	1,469,370
5.75%, 11/1/2032	1,688,000	1,774,679
Mercury General Corp. 4.40%, 3/15/2027	2,061,000	1,983,857
MetLife, Inc.:
3.60%, 11/13/2025	1,552,000	1,515,730
4.55%, 3/23/2030 (a)	1,635,000	1,619,337
5.38%, 7/15/2033 (a)	1,658,000	1,693,183
Munich Re America Corp. Series B, 7.45%, 12/15/2026	15,000	15,872
Old Republic International Corp.:
3.88%, 8/26/2026	1,546,000	1,494,271
5.75%, 3/28/2034	800,000	803,808
PartnerRe Finance B LLC:
3.70%, 7/2/2029	1,419,000	1,350,633
5 yr. CMT + 3.82%, 4.50%, 10/1/2050 (b)	1,360,000	1,239,422
Primerica, Inc. 2.80%, 11/19/2031	467,000	389,726
Principal Financial Group, Inc.:
2.13%, 6/15/2030	1,437,000	1,204,996
3.10%, 11/15/2026	892,000	849,773
3.40%, 5/15/2025	485,000	474,199
3.70%, 5/15/2029	1,053,000	988,335
5.38%, 3/15/2033	50,000	50,465

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Progressive Corp.:
2.45%, 1/15/2027	$899,000	$842,462
2.50%, 3/15/2027 (a)	467,000	437,953
3.00%, 3/15/2032	160,000	139,554
3.20%, 3/26/2030	1,559,000	1,423,585
4.00%, 3/1/2029 (a)	400,000	387,336
6.63%, 3/1/2029 (a)	1,381,000	1,488,815
Prudential Financial, Inc.:
5 yr. CMT + 3.04%, 3.70%, 10/1/2050 (b)	3,334,000	2,908,748
3 mo. USD Term SOFR + 2.38%, 4.50%, 9/15/2047 (a) (b)	1,632,000	1,531,404
5 yr. CMT + 3.16%, 5.13%, 3/1/2052 (b)	1,304,000	1,224,847
3 mo. USD Term SOFR + 3.03%, 5.38%, 5/15/2045 (a) (b)	1,727,000	1,708,538
3 mo. USD Term SOFR + 2.67%, 5.70%, 9/15/2048 (a) (b)	1,050,000	1,037,096
5 yr. CMT + 3.23%, 6.00%, 9/1/2052 (a) (b)	4,330,000	4,313,676
5 yr. CMT + 2.85%, 6.75%, 3/1/2053 (a) (b)	3,262,000	3,394,535
Prudential Funding Asia PLC:
3.13%, 4/14/2030 (a)	1,669,000	1,501,766
3.63%, 3/24/2032	736,000	663,688
Reinsurance Group of America, Inc.:
3.15%, 6/15/2030	697,000	621,933
3.90%, 5/15/2029 (a)	529,000	499,968
3.95%, 9/15/2026	90,000	87,959
RenaissanceRe Finance, Inc.:
3.45%, 7/1/2027 (a)	569,000	538,302
3.70%, 4/1/2025	1,582,000	1,551,024
RenaissanceRe Holdings Ltd. 5.75%, 6/5/2033	1,015,000	1,022,541
SiriusPoint Ltd. 7.00%, 4/5/2029	1,000,000	998,460
Stewart Information Services Corp. 3.60%, 11/15/2031	1,261,000	1,034,108
Travelers Property Casualty Corp. 6.38%, 3/15/2033 (a)	1,001,000	1,112,211
Trinity Acquisition PLC 4.40%, 3/15/2026	1,495,000	1,466,475
Unum Group 4.00%, 6/15/2029	605,000	571,060
Willis North America, Inc.:
2.95%, 9/15/2029	1,135,000	1,017,482
4.50%, 9/15/2028	967,000	942,728
4.65%, 6/15/2027	1,188,000	1,169,146
5.35%, 5/15/2033	1,638,000	1,628,991
		211,315,049
Security Description	Principal Amount	Value
INTERNET — 1.6%
Alibaba Group Holding Ltd.:
2.13%, 2/9/2031 (a)	$2,489,000	$2,068,011
3.40%, 12/6/2027	4,589,000	4,338,991
Alphabet, Inc.:
0.45%, 8/15/2025 (a)	2,110,000	1,988,485
0.80%, 8/15/2027 (a)	643,000	571,717
1.10%, 8/15/2030 (a)	3,593,000	2,939,254
2.00%, 8/15/2026 (a)	2,182,000	2,053,022
Amazon.com, Inc.:
0.80%, 6/3/2025	1,263,000	1,203,904
1.00%, 5/12/2026	3,308,000	3,055,600
1.20%, 6/3/2027 (a)	1,954,000	1,757,056
1.50%, 6/3/2030	3,420,000	2,855,974
1.65%, 5/12/2028	3,526,000	3,148,260
2.10%, 5/12/2031	5,246,000	4,444,883
3.15%, 8/22/2027	5,592,000	5,330,574
3.30%, 4/13/2027 (a)	2,825,000	2,716,831
3.45%, 4/13/2029	2,846,000	2,716,393
3.60%, 4/13/2032	6,949,000	6,469,519
4.55%, 12/1/2027 (a)	2,968,000	2,968,089
4.60%, 12/1/2025	2,228,000	2,219,311
4.65%, 12/1/2029 (a)	6,418,000	6,457,342
4.70%, 12/1/2032	5,756,000	5,778,851
5.20%, 12/3/2025 (a)	1,498,000	1,504,831
Baidu, Inc.:
1.63%, 2/23/2027 (a)	638,000	578,194
1.72%, 4/9/2026 (a)	1,744,000	1,624,955
2.38%, 10/9/2030	1,571,000	1,330,716
2.38%, 8/23/2031 (a)	897,000	745,012
3.08%, 4/7/2025 (a)	1,637,000	1,597,008
3.43%, 4/7/2030	1,886,000	1,717,882
3.63%, 7/6/2027	1,465,000	1,398,635
4.13%, 6/30/2025	3,303,000	3,245,891
Booking Holdings, Inc.:
3.55%, 3/15/2028	995,000	950,762
3.60%, 6/1/2026 (a)	1,931,000	1,875,677
4.63%, 4/13/2030	2,095,000	2,068,729
eBay, Inc.:
1.40%, 5/10/2026 (a)	1,367,000	1,267,004
2.60%, 5/10/2031 (a)	1,415,000	1,216,433
2.70%, 3/11/2030	137,000	121,411
3.60%, 6/5/2027	1,453,000	1,395,839
5.90%, 11/22/2025	1,543,000	1,554,696
6.30%, 11/22/2032 (a)	1,595,000	1,710,861
Expedia Group, Inc.:
2.95%, 3/15/2031 (a)	1,192,000	1,039,019
3.25%, 2/15/2030 (a)	2,458,000	2,213,699
3.80%, 2/15/2028 (a)	16,000	15,228
4.63%, 8/1/2027 (a)	1,919,000	1,883,230
5.00%, 2/15/2026 (a)	2,048,000	2,036,306
JD.com, Inc.:
3.38%, 1/14/2030 (a)	1,262,000	1,150,048
3.88%, 4/29/2026	1,365,000	1,325,333

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Meta Platforms, Inc.:
3.50%, 8/15/2027	$4,394,000	$4,227,951
3.85%, 8/15/2032 (a)	5,623,000	5,274,430
4.60%, 5/15/2028 (a)	2,045,000	2,044,632
4.80%, 5/15/2030	2,653,000	2,668,414
4.95%, 5/15/2033 (a)	2,175,000	2,201,470
Netflix, Inc.:
4.38%, 11/15/2026	2,760,000	2,718,600
4.88%, 4/15/2028	2,338,000	2,333,277
5.88%, 11/15/2028	2,508,000	2,607,191
6.38%, 5/15/2029	1,139,000	1,213,399
TD Ameritrade Holding LLC 3.63%, 4/1/2025	264,000	257,413
Tencent Music Entertainment Group:
1.38%, 9/3/2025	825,000	778,619
2.00%, 9/3/2030	1,520,000	1,245,853
VeriSign, Inc.:
2.70%, 6/15/2031	1,725,000	1,446,136
4.75%, 7/15/2027	1,822,000	1,795,198
5.25%, 4/1/2025	1,267,000	1,262,261
Weibo Corp. 3.38%, 7/8/2030 (a)	1,788,000	1,553,772
		134,278,082
INVESTMENT COMPANY SECURITY — 1.0%
Apollo Debt Solutions BDC 6.90%, 4/13/2029 (e)	1,250,000	1,262,900
ARES Capital Corp.:
2.15%, 7/15/2026 (a)	1,306,000	1,203,296
2.88%, 6/15/2027 (a)	1,387,000	1,274,154
2.88%, 6/15/2028	1,710,000	1,524,704
3.20%, 11/15/2031	1,377,000	1,149,313
3.25%, 7/15/2025	1,665,000	1,609,173
3.88%, 1/15/2026	1,553,000	1,501,720
5.88%, 3/1/2029 (a)	1,952,000	1,947,354
7.00%, 1/15/2027	1,667,000	1,716,710
Bain Capital Specialty Finance, Inc.:
2.55%, 10/13/2026	1,179,000	1,080,683
2.95%, 3/10/2026	585,000	549,116
Barings BDC, Inc.:
3.30%, 11/23/2026	1,259,000	1,151,532
7.00%, 2/15/2029	2,172,000	2,154,624
BlackRock TCP Capital Corp. 2.85%, 2/9/2026 (a)	732,000	686,514
Blackstone Private Credit Fund:
2.63%, 12/15/2026	3,267,000	2,984,045
3.25%, 3/15/2027	3,128,000	2,886,331
4.00%, 1/15/2029 (a)	1,369,000	1,255,921
6.25%, 1/25/2031 (a) (e)	2,240,000	2,251,133
7.05%, 9/29/2025	1,147,000	1,164,996
7.30%, 11/27/2028 (e)	1,506,000	1,570,954
Security Description	Principal Amount	Value
Blackstone Secured Lending Fund:
2.13%, 2/15/2027	$566,000	$510,945
2.75%, 9/16/2026	962,000	886,772
2.85%, 9/30/2028	1,450,000	1,278,320
3.63%, 1/15/2026	1,532,000	1,464,332
Blue Owl Capital Corp.:
2.63%, 1/15/2027	1,754,000	1,603,033
2.88%, 6/11/2028 (a)	1,681,000	1,485,231
3.40%, 7/15/2026	1,646,000	1,551,075
3.75%, 7/22/2025	1,620,000	1,572,696
4.25%, 1/15/2026 (a)	772,000	748,909
5.95%, 3/15/2029 (a)	2,059,000	2,048,273
Blue Owl Capital Corp. II 8.45%, 11/15/2026 (e)	1,229,000	1,265,747
Blue Owl Capital Corp. III 3.13%, 4/13/2027	443,000	403,520
Blue Owl Credit Income Corp.:
3.13%, 9/23/2026	562,000	515,798
4.70%, 2/8/2027	790,000	749,449
6.65%, 3/15/2031 (e)	1,609,000	1,577,592
7.75%, 9/16/2027 (a)	1,635,000	1,674,894
7.75%, 1/15/2029 (e)	1,587,000	1,633,816
7.95%, 6/13/2028 (e)	1,349,000	1,399,372
Blue Owl Technology Finance Corp. 2.50%, 1/15/2027	1,453,000	1,288,956
FS KKR Capital Corp.:
2.63%, 1/15/2027	2,027,000	1,838,915
3.13%, 10/12/2028	1,628,000	1,421,521
3.25%, 7/15/2027	1,018,000	927,673
3.40%, 1/15/2026	1,982,000	1,880,700
7.88%, 1/15/2029	1,421,000	1,486,423
Goldman Sachs BDC, Inc.:
2.88%, 1/15/2026	474,000	451,864
6.38%, 3/11/2027	985,000	992,496
Golub Capital BDC, Inc.:
2.05%, 2/15/2027	774,000	689,146
2.50%, 8/24/2026	1,216,000	1,116,422
6.00%, 7/15/2029 (a)	1,846,000	1,814,655
7.05%, 12/5/2028	1,762,000	1,804,781
HPS Corporate Lending Fund 6.75%, 1/30/2029 (e)	2,054,000	2,050,755
Main Street Capital Corp.:
3.00%, 7/14/2026	697,000	648,837
6.95%, 3/1/2029	630,000	640,124
Morgan Stanley Direct Lending Fund 4.50%, 2/11/2027	560,000	539,582
New Mountain Finance Corp. 6.88%, 2/1/2029 (a)	2,159,000	2,135,251
Oaktree Specialty Lending Corp.:
2.70%, 1/15/2027	1,679,000	1,518,420
7.10%, 2/15/2029 (a)	1,521,000	1,572,151

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Oaktree Strategic Credit Fund 8.40%, 11/14/2028 (e)	$662,000	$702,375
Prospect Capital Corp.:
3.36%, 11/15/2026 (a)	1,475,000	1,349,772
3.44%, 10/15/2028	1,185,000	1,021,577
3.71%, 1/22/2026 (a)	2,091,000	1,981,850
Sixth Street Lending Partners 6.50%, 3/11/2029 (e)	1,850,000	1,850,333
Sixth Street Specialty Lending, Inc.:
2.50%, 8/1/2026	751,000	692,430
6.13%, 3/1/2029	500,000	497,610
6.95%, 8/14/2028	796,000	817,962
		87,027,528
IRON/STEEL — 0.3%
ArcelorMittal SA:
4.25%, 7/16/2029	125,000	119,339
4.55%, 3/11/2026	1,479,000	1,456,371
6.55%, 11/29/2027 (a)	2,488,000	2,582,221
6.80%, 11/29/2032 (a)	2,067,000	2,210,801
Nucor Corp.:
2.00%, 6/1/2025	1,147,000	1,103,058
2.70%, 6/1/2030 (a)	1,786,000	1,585,754
3.13%, 4/1/2032	500,000	440,445
3.95%, 5/23/2025	2,130,000	2,097,603
4.30%, 5/23/2027	1,744,000	1,710,480
Reliance, Inc. 1.30%, 8/15/2025	1,504,000	1,423,205
Steel Dynamics, Inc.:
1.65%, 10/15/2027	225,000	200,655
2.40%, 6/15/2025	1,746,000	1,681,311
3.25%, 1/15/2031 (a)	1,855,000	1,652,415
3.45%, 4/15/2030	1,371,000	1,257,371
5.00%, 12/15/2026	1,105,000	1,096,856
Vale Overseas Ltd.:
3.75%, 7/8/2030	2,937,000	2,640,980
6.25%, 8/10/2026 (a)	2,264,000	2,301,243
		25,560,108
IT SERVICES — 0.3%
Apple, Inc.:
4.00%, 5/10/2028	1,572,000	1,547,602
4.15%, 5/10/2030 (a)	1,456,000	1,435,776
4.30%, 5/10/2033 (a)	2,394,000	2,378,104
4.42%, 5/8/2026 (a)	1,031,000	1,026,835
Booz Allen Hamilton, Inc. 5.95%, 8/4/2033	1,107,000	1,145,856
Dell International LLC/EMC Corp. 5.40%, 4/15/2034	2,950,000	2,955,428
Hewlett Packard Enterprise Co. 5.25%, 7/1/2028	2,019,000	2,036,747
IBM International Capital Pte. Ltd.:
4.60%, 2/5/2027	2,223,000	2,199,992
4.60%, 2/5/2029	3,793,000	3,741,301
Security Description	Principal Amount	Value
4.70%, 2/5/2026	$1,643,000	$1,631,713
4.75%, 2/5/2031	1,622,000	1,592,269
4.90%, 2/5/2034	1,833,000	1,796,633
Kyndryl Holdings, Inc. 6.35%, 2/20/2034	1,840,000	1,887,638
		25,375,894
LEISURE TIME — 0.1%
Brunswick Corp.:
2.40%, 8/18/2031	1,524,000	1,213,714
4.40%, 9/15/2032 (a)	1,487,000	1,354,761
5.85%, 3/18/2029 (a)	960,000	970,704
Harley-Davidson, Inc. 3.50%, 7/28/2025	1,403,000	1,368,093
Polaris, Inc. 6.95%, 3/15/2029	2,085,000	2,218,190
		7,125,462
LODGING — 0.4%
Choice Hotels International, Inc.:
3.70%, 12/1/2029 (a)	1,422,000	1,272,974
3.70%, 1/15/2031	1,983,000	1,738,853
Hyatt Hotels Corp.:
4.38%, 9/15/2028 (a)	954,000	925,523
4.85%, 3/15/2026	2,050,000	2,027,860
5.38%, 4/23/2025	1,557,000	1,553,107
5.75%, 1/30/2027	400,000	406,596
Las Vegas Sands Corp.:
3.50%, 8/18/2026	500,000	473,475
3.90%, 8/8/2029	500,000	455,240
Marriott International, Inc.:
Series HH, 2.85%, 4/15/2031 (a)	1,798,000	1,549,858
Series R, 3.13%, 6/15/2026	1,909,000	1,823,935
Series GG, 3.50%, 10/15/2032 (a)	932,000	816,190
3.75%, 10/1/2025	830,000	809,922
Series X, 4.00%, 4/15/2028	1,468,000	1,413,185
Series FF, 4.63%, 6/15/2030	1,520,000	1,479,188
Series AA, 4.65%, 12/1/2028 (a)	1,390,000	1,366,481
4.88%, 5/15/2029	535,000	529,800
4.90%, 4/15/2029 (a)	2,206,000	2,189,852
5.00%, 10/15/2027	435,000	433,912
5.45%, 9/15/2026	583,000	585,898
5.55%, 10/15/2028 (a)	1,428,000	1,458,959
Series EE, 5.75%, 5/1/2025	1,919,000	1,924,143
Sands China Ltd.:
2.30%, 3/8/2027	470,000	425,778
2.85%, 3/8/2029	4,991,000	4,340,273
3.25%, 8/8/2031	4,376,000	3,658,949
4.05%, 1/8/2026	300,000	288,213
4.63%, 6/18/2030	536,000	491,282
5.13%, 8/8/2025	200,000	197,230

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.40%, 8/8/2028 (a)	$3,174,000	$3,112,234
		37,748,910
MACHINERY, CONSTRUCTION & MINING — 0.4%
ABB Finance USA, Inc. 3.80%, 4/3/2028	470,000	460,078
Caterpillar Financial Services Corp.:
Series MTN, 0.80%, 11/13/2025	1,550,000	1,450,877
0.90%, 3/2/2026	1,851,000	1,714,822
Series MTN, 1.10%, 9/14/2027 (a)	1,882,000	1,667,452
Series MTN, 1.15%, 9/14/2026	1,781,000	1,631,040
Series MTN, 1.45%, 5/15/2025	1,806,000	1,732,351
Series MTN, 1.70%, 1/8/2027	1,676,000	1,544,970
2.40%, 8/9/2026	1,376,000	1,302,453
Series MTN, 3.40%, 5/13/2025	1,509,000	1,479,937
Series MTN, 3.60%, 8/12/2027 (a)	947,000	912,775
Series MTN, 3.65%, 8/12/2025	624,000	611,913
Series DMTN, 4.35%, 5/15/2026	3,584,000	3,546,476
4.50%, 1/8/2027 (a)	725,000	720,563
4.80%, 1/6/2026 (a)	1,064,000	1,062,776
4.85%, 2/27/2029 (a)	2,090,000	2,102,519
5.05%, 2/27/2026 (a)	1,763,000	1,765,539
5.15%, 8/11/2025	1,608,000	1,609,222
Caterpillar, Inc.:
1.90%, 3/12/2031 (a)	8,000	6,765
2.60%, 9/19/2029 (a)	1,088,000	983,748
2.60%, 4/9/2030 (a)	2,334,000	2,087,133
Oshkosh Corp. 3.10%, 3/1/2030	4,154,000	3,696,562
		32,089,971
MACHINERY-DIVERSIFIED — 1.2%
AGCO Corp.:
5.45%, 3/21/2027	1,510,000	1,517,022
5.80%, 3/21/2034 (a)	1,410,000	1,427,681
CNH Industrial Capital LLC:
1.88%, 1/15/2026 (a)	1,250,000	1,176,063
3.95%, 5/23/2025	1,736,000	1,704,908
4.55%, 4/10/2028 (a)	1,582,000	1,550,107
5.10%, 4/20/2029	1,000,000	997,410
5.45%, 10/14/2025	1,349,000	1,352,359
5.50%, 1/12/2029	1,748,000	1,773,731
Deere & Co.:
2.75%, 4/15/2025	175,000	170,728
3.10%, 4/15/2030 (a)	2,020,000	1,844,401
5.38%, 10/16/2029 (a)	1,854,000	1,930,960
7.13%, 3/3/2031	850,000	974,508
Security Description	Principal Amount	Value
Dover Corp.:
2.95%, 11/4/2029	$475,000	$428,692
3.15%, 11/15/2025	1,249,000	1,206,871
Flowserve Corp.:
2.80%, 1/15/2032	2,400,000	1,991,208
3.50%, 10/1/2030	1,539,000	1,370,510
IDEX Corp.:
2.63%, 6/15/2031 (a)	1,099,000	930,128
3.00%, 5/1/2030	2,455,000	2,167,863
Ingersoll Rand, Inc.:
5.40%, 8/14/2028 (a)	895,000	908,049
5.70%, 8/14/2033	2,018,000	2,070,650
John Deere Capital Corp.:
Series MTN, 1.05%, 6/17/2026	2,214,000	2,037,190
Series MTN, 1.30%, 10/13/2026	1,373,000	1,254,579
1.45%, 1/15/2031 (a)	1,382,000	1,122,944
Series MTN, 1.50%, 3/6/2028	1,587,000	1,405,177
Series MTN, 1.70%, 1/11/2027	1,580,000	1,452,810
Series MTN, 1.75%, 3/9/2027 (a)	2,030,000	1,864,190
Series MTN, 2.00%, 6/17/2031 (a)	2,034,000	1,687,834
Series MTN, 2.25%, 9/14/2026	941,000	883,815
Series MTN, 2.35%, 3/8/2027	1,230,000	1,148,955
Series MTN, 2.45%, 1/9/2030	1,609,000	1,424,593
Series MTN, 2.65%, 6/10/2026 (a)	531,000	506,701
Series MTN, 2.80%, 7/18/2029	1,945,000	1,775,240
Series MTN, 3.05%, 1/6/2028	675,000	638,908
Series MTN, 3.35%, 4/18/2029	1,136,000	1,065,716
Series MTN, 3.40%, 6/6/2025	1,409,000	1,381,553
Series MTN, 3.40%, 9/11/2025	1,183,000	1,155,519
Series MTN, 3.90%, 6/7/2032	996,000	934,387
Series MTN, 4.05%, 9/8/2025	664,000	655,003
Series MTN, 4.15%, 9/15/2027 (a)	1,938,000	1,904,066
Series MTN, 4.35%, 9/15/2032	314,000	304,542
4.50%, 1/8/2027	1,363,000	1,352,887
4.50%, 1/16/2029 (a)	1,784,000	1,766,106
Series MTN, 4.70%, 6/10/2030 (a)	1,244,000	1,238,066

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 4.75%, 6/8/2026	$1,496,000	$1,491,258
Series MTN, 4.75%, 1/20/2028	1,407,000	1,409,870
Series MTN, 4.80%, 1/9/2026	1,754,000	1,749,562
Series MTN, 4.85%, 3/5/2027 (a)	2,450,000	2,450,514
Series MTN, 4.85%, 10/11/2029	89,000	89,582
Series MTN, 4.90%, 3/3/2028 (a)	1,368,000	1,377,863
Series MTN, 4.90%, 3/7/2031	1,875,000	1,875,956
Series MTN, 4.95%, 6/6/2025	1,315,000	1,313,659
Series MTN, 4.95%, 3/6/2026	1,950,000	1,950,761
Series MTN, 4.95%, 7/14/2028	2,607,000	2,628,351
Series FXD, 5.05%, 3/3/2026	1,056,000	1,059,474
Series I, 5.15%, 9/8/2033 (a)	1,566,000	1,599,434
Series MTN, 5.15%, 9/8/2026 (a)	1,889,000	1,900,410
5.30%, 9/8/2025	1,288,000	1,292,740
Nordson Corp.:
5.60%, 9/15/2028	1,610,000	1,641,443
5.80%, 9/15/2033 (a)	1,647,000	1,719,122
nVent Finance SARL:
2.75%, 11/15/2031	1,656,000	1,363,617
4.55%, 4/15/2028	1,465,000	1,423,921
5.65%, 5/15/2033 (a)	175,000	176,425
Otis Worldwide Corp.:
2.06%, 4/5/2025	1,705,000	1,648,530
2.29%, 4/5/2027	1,110,000	1,029,014
2.57%, 2/15/2030	2,642,000	2,323,665
5.25%, 8/16/2028	1,471,000	1,492,094
Rockwell Automation, Inc. 1.75%, 8/15/2031	240,000	193,750
Westinghouse Air Brake Technologies Corp.:
3.20%, 6/15/2025 (a)	1,887,000	1,832,749
3.45%, 11/15/2026	1,661,000	1,588,049
4.70%, 9/15/2028	1,192,000	1,173,524
5.61%, 3/11/2034	875,000	886,244
Xylem, Inc.:
1.95%, 1/30/2028	653,000	586,420
2.25%, 1/30/2031 (a)	1,482,000	1,249,697
3.25%, 11/1/2026	1,445,000	1,380,524
		100,352,852
Security Description	Principal Amount	Value
MEDIA — 1.8%
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.25%, 1/15/2029	$2,057,000	$1,750,322
2.30%, 2/1/2032	2,524,000	1,948,124
2.80%, 4/1/2031	7,058,000	5,779,867
3.75%, 2/15/2028	2,008,000	1,862,962
4.20%, 3/15/2028	2,189,000	2,062,366
4.40%, 4/1/2033 (a)	1,774,000	1,572,048
4.91%, 7/23/2025	6,280,000	6,205,582
5.05%, 3/30/2029	3,884,000	3,745,225
6.15%, 11/10/2026	2,300,000	2,316,790
6.65%, 2/1/2034 (a)	2,230,000	2,285,549
Comcast Corp.:
1.50%, 2/15/2031	2,461,000	1,987,257
1.95%, 1/15/2031	3,199,000	2,656,066
2.35%, 1/15/2027	2,005,000	1,875,778
2.65%, 2/1/2030	3,935,000	3,500,733
3.15%, 3/1/2026	3,225,000	3,123,735
3.15%, 2/15/2028	1,991,000	1,878,250
3.30%, 2/1/2027	1,864,000	1,788,359
3.30%, 4/1/2027	1,953,000	1,868,826
3.38%, 8/15/2025 (a)	1,914,000	1,871,222
3.40%, 4/1/2030 (a)	3,041,000	2,814,233
3.55%, 5/1/2028	1,837,000	1,752,682
3.95%, 10/15/2025 (a)	3,080,000	3,029,519
4.15%, 10/15/2028 (a)	6,752,000	6,590,830
4.25%, 10/15/2030 (a)	2,533,000	2,446,726
4.25%, 1/15/2033	2,612,000	2,473,590
4.55%, 1/15/2029 (a)	1,731,000	1,718,589
4.65%, 2/15/2033 (a)	1,654,000	1,622,342
4.80%, 5/15/2033	1,563,000	1,543,337
5.25%, 11/7/2025	1,172,000	1,176,700
5.35%, 11/15/2027 (a)	1,400,000	1,427,076
5.50%, 11/15/2032	1,675,000	1,736,523
7.05%, 3/15/2033	7,153,000	8,106,566
Discovery Communications LLC:
3.63%, 5/15/2030	2,249,000	2,011,326
3.95%, 6/15/2025	1,000,000	982,360
3.95%, 3/20/2028	2,455,000	2,325,621
4.13%, 5/15/2029 (a)	1,725,000	1,618,343
4.90%, 3/11/2026 (a)	510,000	504,910
FactSet Research Systems, Inc.:
2.90%, 3/1/2027	750,000	705,322
3.45%, 3/1/2032	1,506,000	1,330,250
Fox Corp.:
3.05%, 4/7/2025	1,529,000	1,490,729
3.50%, 4/8/2030 (a)	1,530,000	1,401,052
4.71%, 1/25/2029 (a)	3,334,000	3,289,458
6.50%, 10/13/2033	1,494,000	1,581,130
Grupo Televisa SAB 8.50%, 3/11/2032	1,777,000	2,052,008

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Paramount Global:
2.90%, 1/15/2027	$1,952,000	$1,787,661
3.38%, 2/15/2028	1,508,000	1,345,000
3.70%, 6/1/2028	1,588,000	1,428,581
4.00%, 1/15/2026	1,000	964
4.20%, 6/1/2029	4,947,000	4,433,749
4.20%, 5/19/2032 (a)	1,713,000	1,424,634
4.95%, 1/15/2031 (a)	2,517,000	2,239,324
5.50%, 5/15/2033	1,916,000	1,697,059
7.88%, 7/30/2030	1,445,000	1,508,450
TCI Communications, Inc.:
7.13%, 2/15/2028 (a)	891,000	960,204
7.88%, 2/15/2026 (a)	765,000	801,873
Thomson Reuters Corp. 3.35%, 5/15/2026	1,388,000	1,337,491
Time Warner Cable Enterprises LLC 8.38%, 7/15/2033	1,535,000	1,713,106
TWDC Enterprises 18 Corp.:
Series MTN, 1.85%, 7/30/2026	1,758,000	1,644,398
Series MTN, 2.95%, 6/15/2027 (a)	721,000	685,830
3.00%, 2/13/2026	1,847,000	1,781,912
Series GMTN, 3.15%, 9/17/2025	2,078,000	2,021,541
Series MTN, 7.00%, 3/1/2032 (a)	1,653,000	1,892,966
Walt Disney Co.:
1.75%, 1/13/2026	2,465,000	2,331,249
2.00%, 9/1/2029	4,129,000	3,595,698
2.20%, 1/13/2028 (a)	1,541,000	1,415,840
2.65%, 1/13/2031 (a)	4,053,500	3,567,039
3.38%, 11/15/2026	1,132,000	1,089,471
3.70%, 10/15/2025 (a)	1,492,000	1,461,682
3.70%, 3/23/2027 (a)	1,671,000	1,625,231
3.80%, 3/22/2030 (a)	1,651,000	1,571,917
6.55%, 3/15/2033 (a)	2,225,000	2,504,616
		153,677,769
METAL FABRICATE & HARDWARE — 0.0% (d)
Precision Castparts Corp. 3.25%, 6/15/2025	1,260,000	1,233,149
Timken Co.:
4.13%, 4/1/2032 (a)	1,182,000	1,081,719
4.50%, 12/15/2028 (a)	1,082,000	1,060,360
		3,375,228
MINING — 0.5%
AngloGold Ashanti Holdings PLC:
3.38%, 11/1/2028	1,510,000	1,359,287
3.75%, 10/1/2030	1,472,000	1,282,568
BHP Billiton Finance USA Ltd.:
4.75%, 2/28/2028	1,815,000	1,810,698
4.88%, 2/27/2026 (a)	2,213,000	2,205,786
4.90%, 2/28/2033	500,000	495,280
Security Description	Principal Amount	Value
5.10%, 9/8/2028	$1,857,000	$1,876,628
5.25%, 9/8/2026	1,937,000	1,948,564
5.25%, 9/8/2030 (a)	2,195,000	2,229,703
5.25%, 9/8/2033	2,252,000	2,279,632
6.42%, 3/1/2026 (a)	1,950,000	1,995,611
Freeport-McMoRan, Inc.:
4.13%, 3/1/2028	1,657,000	1,584,871
4.38%, 8/1/2028	1,914,000	1,843,527
4.63%, 8/1/2030	950,000	913,501
5.00%, 9/1/2027	1,123,000	1,114,881
Kinross Gold Corp.:
4.50%, 7/15/2027 (a)	1,044,000	1,019,612
6.25%, 7/15/2033 (a) (e)	1,872,000	1,943,136
Newmont Corp.:
2.25%, 10/1/2030	1,756,000	1,496,744
2.60%, 7/15/2032 (a)	2,694,000	2,252,130
2.80%, 10/1/2029	1,510,000	1,355,829
Newmont Corp./Newcrest Finance Pty. Ltd.:
5.30%, 3/15/2026 (e)	1,335,000	1,338,698
5.35%, 3/15/2034 (e)	1,640,000	1,649,856
Rio Tinto Alcan, Inc.:
6.13%, 12/15/2033 (a)	944,000	1,015,565
7.25%, 3/15/2031 (a)	2,275,000	2,555,098
Rio Tinto Finance USA Ltd. 7.13%, 7/15/2028	1,889,000	2,059,104
Southern Copper Corp. 3.88%, 4/23/2025	1,634,000	1,601,843
Yamana Gold, Inc. 2.63%, 8/15/2031	1,793,000	1,491,417
		42,719,569
MISCELLANEOUS MANUFACTURER — 0.5%
3M Co.:
Series MTN, 2.25%, 9/19/2026	100,000	93,309
2.38%, 8/26/2029 (a)	1,994,000	1,749,256
2.65%, 4/15/2025 (a)	1,647,000	1,599,533
2.88%, 10/15/2027	1,840,000	1,714,310
Series MTN, 3.00%, 8/7/2025	205,000	199,119
3.05%, 4/15/2030 (a)	2,033,000	1,827,138
Series MTN, 3.38%, 3/1/2029 (a)	1,461,000	1,357,620
Series MTN, 3.63%, 9/14/2028 (a)	753,000	713,889
Carlisle Cos., Inc.:
2.20%, 3/1/2032	1,022,000	820,564
2.75%, 3/1/2030 (a)	2,013,000	1,771,279
3.75%, 12/1/2027	1,850,000	1,764,400
Eaton Corp.:
3.10%, 9/15/2027 (a)	1,343,000	1,273,258
4.35%, 5/18/2028	1,935,000	1,908,684
GE Capital Funding LLC 4.55%, 5/15/2032	1,594,000	1,545,495

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
GE Capital International Funding Co. Unlimited Co. 3.37%, 11/15/2025	$490,000	$474,227
General Electric Co.:
3.45%, 5/1/2027	500	477
Series MTN, 6.75%, 3/15/2032 (a)	1,793,000	1,998,675
Illinois Tool Works, Inc. 2.65%, 11/15/2026	1,524,000	1,445,438
Parker-Hannifin Corp.:
3.25%, 3/1/2027 (a)	1,492,000	1,422,667
3.25%, 6/14/2029	1,744,000	1,615,101
4.25%, 9/15/2027 (a)	1,849,000	1,813,037
4.50%, 9/15/2029	1,753,500	1,729,074
Pentair Finance SARL:
4.50%, 7/1/2029	1,499,000	1,452,246
5.90%, 7/15/2032 (a)	1,106,000	1,140,485
Teledyne Technologies, Inc.:
1.60%, 4/1/2026 (a)	1,772,000	1,649,874
2.25%, 4/1/2028	1,487,000	1,338,017
2.75%, 4/1/2031	1,797,000	1,539,077
Textron, Inc.:
2.45%, 3/15/2031	1,747,000	1,471,393
3.00%, 6/1/2030	1,316,000	1,161,502
3.65%, 3/15/2027	1,853,000	1,778,843
4.00%, 3/15/2026	1,372,000	1,338,262
Trane Technologies Financing Ltd. 3.50%, 3/21/2026	1,795,000	1,738,081
Trane Technologies Global Holding Co. Ltd. 3.75%, 8/21/2028	1,624,000	1,553,307
		44,997,637
OFFICE & BUSINESS EQUIPMENT — 0.1%
CDW LLC/CDW Finance Corp.:
2.67%, 12/1/2026	2,161,000	2,011,329
3.25%, 2/15/2029	1,840,000	1,667,942
3.28%, 12/1/2028	1,764,000	1,609,191
3.57%, 12/1/2031	1,836,000	1,620,747
4.25%, 4/1/2028	2,075,000	1,985,402
		8,894,611
OIL & GAS — 2.7%
Apache Corp.:
4.25%, 1/15/2030 (a)	2,506,000	2,321,984
4.38%, 10/15/2028 (a)	1,872,000	1,774,151
BP Capital Markets America, Inc.:
1.75%, 8/10/2030 (a)	2,723,000	2,272,725
2.72%, 1/12/2032 (a)	3,613,000	3,112,744
3.02%, 1/16/2027 (a)	1,819,000	1,737,345
3.12%, 5/4/2026	1,877,000	1,808,583
3.41%, 2/11/2026	2,694,000	2,619,188
3.54%, 4/6/2027	1,672,000	1,611,106
3.59%, 4/14/2027	1,168,000	1,126,291
3.63%, 4/6/2030 (a)	2,492,000	2,348,162
Security Description	Principal Amount	Value
3.80%, 9/21/2025	$1,488,000	$1,462,287
3.94%, 9/21/2028 (a)	2,036,000	1,972,803
4.23%, 11/6/2028 (a)	4,304,000	4,215,165
4.70%, 4/10/2029	1,890,000	1,885,747
4.81%, 2/13/2033 (a)	3,190,000	3,147,605
4.89%, 9/11/2033 (a)	2,231,000	2,216,565
BP Capital Markets PLC:
3.28%, 9/19/2027	1,826,000	1,738,352
3.72%, 11/28/2028	2,045,000	1,956,370
Burlington Resources LLC:
7.20%, 8/15/2031	1,377,000	1,562,881
7.40%, 12/1/2031	1,080,000	1,239,948
Canadian Natural Resources Ltd.:
2.05%, 7/15/2025	1,951,000	1,866,736
2.95%, 7/15/2030	1,500,000	1,320,390
3.85%, 6/1/2027	1,991,000	1,919,244
6.45%, 6/30/2033	313,000	333,771
7.20%, 1/15/2032	1,495,000	1,643,364
Cenovus Energy, Inc.:
2.65%, 1/15/2032	672,000	557,962
4.25%, 4/15/2027 (a)	2,027,000	1,973,751
Chevron Corp.:
1.55%, 5/11/2025	2,177,000	2,093,577
2.00%, 5/11/2027 (a)	1,646,000	1,522,303
2.24%, 5/11/2030 (a)	6,046,000	5,292,185
2.95%, 5/16/2026	3,063,000	2,950,343
3.33%, 11/17/2025	535,000	523,123
Chevron USA, Inc.:
0.69%, 8/12/2025 (a)	1,021,000	963,303
1.02%, 8/12/2027	1,650,000	1,465,184
3.25%, 10/15/2029	1,318,000	1,233,964
3.85%, 1/15/2028 (a)	1,538,000	1,503,933
Conoco Funding Co. 7.25%, 10/15/2031	1,158,000	1,322,390
ConocoPhillips Co.:
5.05%, 9/15/2033	42,000	42,376
5.90%, 10/15/2032 (a)	196,000	211,366
6.95%, 4/15/2029	2,087,000	2,293,655
Continental Resources, Inc. 4.38%, 1/15/2028	2,103,000	2,033,328
Coterra Energy, Inc.:
3.90%, 5/15/2027	1,880,000	1,810,120
5.60%, 3/15/2034	2,250,000	2,267,415
Devon Energy Corp.:
5.25%, 10/15/2027 (a)	753,000	753,919
5.85%, 12/15/2025	1,502,000	1,510,486
5.88%, 6/15/2028	887,000	891,391
7.88%, 9/30/2031	1,751,000	2,008,800
7.95%, 4/15/2032	579,000	670,939
Diamondback Energy, Inc.:
3.13%, 3/24/2031	2,175,000	1,928,050
3.50%, 12/1/2029	200,000	185,090
6.25%, 3/15/2033 (a)	4,924,000	5,250,560

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Eni USA, Inc. 7.30%, 11/15/2027	$1,442,000	$1,534,158
EOG Resources, Inc.:
3.15%, 4/1/2025	786,000	768,928
4.15%, 1/15/2026 (a)	1,497,000	1,475,563
4.38%, 4/15/2030 (a)	1,590,000	1,556,674
EQT Corp.:
3.90%, 10/1/2027 (a)	1,976,000	1,877,734
5.00%, 1/15/2029	930,000	911,939
5.75%, 2/1/2034 (a)	2,094,000	2,086,859
7.00%, 2/1/2030 (a)	2,148,000	2,279,243
Exxon Mobil Corp.:
2.44%, 8/16/2029 (a)	1,721,000	1,545,682
2.61%, 10/15/2030 (a)	12,958,000	11,491,154
3.04%, 3/1/2026 (a)	3,422,000	3,314,926
3.29%, 3/19/2027 (a)	603,000	583,415
3.48%, 3/19/2030 (a)	1,389,000	1,309,035
Helmerich & Payne, Inc. 2.90%, 9/29/2031	1,594,000	1,338,992
Hess Corp.:
4.30%, 4/1/2027	1,122,000	1,099,930
7.13%, 3/15/2033	1,618,000	1,831,657
7.30%, 8/15/2031	1,564,000	1,770,683
7.88%, 10/1/2029 (a)	1,800,000	2,034,504
HF Sinclair Corp.:
4.50%, 10/1/2030	1,481,000	1,387,978
5.00%, 2/1/2028 (e)	1,786,000	1,735,956
5.88%, 4/1/2026 (a)	1,773,000	1,785,039
6.38%, 4/15/2027 (e)	550,000	553,234
HollyFrontier Corp. 5.88%, 4/1/2026	8,000	8,037
Marathon Oil Corp.:
4.40%, 7/15/2027	1,808,000	1,758,298
5.30%, 4/1/2029	1,500,000	1,497,975
5.70%, 4/1/2034	2,000,000	2,001,420
6.80%, 3/15/2032 (a)	2,094,000	2,259,761
Marathon Petroleum Corp.:
3.80%, 4/1/2028	874,000	838,533
4.70%, 5/1/2025	1,887,000	1,871,168
5.13%, 12/15/2026	1,818,000	1,819,254
Occidental Petroleum Corp.:
6.13%, 1/1/2031	1,979,000	2,049,254
6.63%, 9/1/2030	4,582,000	4,853,758
7.50%, 5/1/2031	2,843,000	3,165,396
7.88%, 9/15/2031	1,701,000	1,928,781
8.50%, 7/15/2027	1,811,000	1,963,305
8.88%, 7/15/2030	3,196,000	3,728,262
Ovintiv, Inc.:
5.38%, 1/1/2026	2,428,000	2,420,230
6.25%, 7/15/2033 (a)	2,045,000	2,124,980
7.20%, 11/1/2031	1,606,000	1,744,244
7.38%, 11/1/2031	1,864,000	2,043,951
8.13%, 9/15/2030	1,633,000	1,847,625
Patterson-UTI Energy, Inc.:
3.95%, 2/1/2028 (a)	1,437,000	1,358,051
Security Description	Principal Amount	Value
5.15%, 11/15/2029 (a)	$2,155,000	$2,109,336
7.15%, 10/1/2033 (a)	1,974,000	2,123,886
Phillips 66 Co.:
1.30%, 2/15/2026 (a)	2,055,000	1,912,506
2.15%, 12/15/2030 (a)	1,666,000	1,398,907
3.15%, 12/15/2029	1,691,000	1,535,005
3.55%, 10/1/2026 (a)	490,000	473,399
3.85%, 4/9/2025	1,151,000	1,133,574
3.90%, 3/15/2028	921,000	889,529
4.95%, 12/1/2027 (a)	781,000	781,281
5.25%, 6/15/2031	2,200,000	2,228,006
5.30%, 6/30/2033	1,810,000	1,820,462
Pioneer Natural Resources Co.:
1.13%, 1/15/2026	3,563,000	3,317,581
1.90%, 8/15/2030	696,000	585,280
2.15%, 1/15/2031 (a)	465,000	391,623
5.10%, 3/29/2026	1,765,000	1,763,094
Shell International Finance BV:
2.38%, 11/7/2029 (a)	3,364,000	2,994,902
2.50%, 9/12/2026	1,873,000	1,776,128
2.75%, 4/6/2030 (a)	4,446,000	4,000,200
2.88%, 5/10/2026 (a)	2,914,000	2,798,926
3.25%, 5/11/2025	2,020,000	1,980,287
3.88%, 11/13/2028 (a)	2,394,000	2,323,425
Suncor Energy, Inc. 7.15%, 2/1/2032	1,911,000	2,119,758
Tosco Corp. 8.13%, 2/15/2030	2,545,000	2,941,765
TotalEnergies Capital International SA:
2.83%, 1/10/2030 (a)	1,942,000	1,755,685
3.46%, 2/19/2029 (a)	1,831,000	1,736,246
TotalEnergies Capital SA 3.88%, 10/11/2028 (a)	1,949,000	1,888,094
Valero Energy Corp.:
2.15%, 9/15/2027 (a)	672,000	612,615
2.80%, 12/1/2031	2,156,000	1,841,741
3.40%, 9/15/2026	1,228,000	1,182,036
4.00%, 4/1/2029	483,000	463,482
4.35%, 6/1/2028	561,000	548,518
7.50%, 4/15/2032	1,516,000	1,741,960
WPX Energy, Inc. 4.50%, 1/15/2030	113,000	97,204
		233,295,027
OIL & GAS SERVICES — 0.2%
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc.:
2.06%, 12/15/2026 (a)	1,664,000	1,537,786
3.14%, 11/7/2029 (a)	1,422,000	1,305,979
3.34%, 12/15/2027	1,768,000	1,672,510
4.49%, 5/1/2030	1,553,000	1,516,287
Halliburton Co.:
2.92%, 3/1/2030	1,785,000	1,601,538

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.80%, 11/15/2025 (a)	$1,194,000	$1,167,768
NOV, Inc. 3.60%, 12/1/2029	829,000	762,498
Schlumberger Finance Canada Ltd. 1.40%, 9/17/2025 (a)	1,067,000	1,011,985
Schlumberger Investment SA 2.65%, 6/26/2030 (a)	2,329,000	2,064,332
		12,640,683
PACKAGING & CONTAINERS — 0.4%
Amcor Finance USA, Inc.:
3.63%, 4/28/2026	535,000	515,804
5.63%, 5/26/2033 (a)	3,123,000	3,208,039
Amcor Flexibles North America, Inc.:
2.63%, 6/19/2030	2,072,000	1,785,007
2.69%, 5/25/2031 (a)	1,814,000	1,542,390
3.10%, 9/15/2026	399,000	376,193
4.00%, 5/17/2025	1,116,000	1,095,644
AptarGroup, Inc. 3.60%, 3/15/2032	1,183,000	1,043,028
Berry Global, Inc.:
1.57%, 1/15/2026	2,091,000	1,957,636
1.65%, 1/15/2027	1,811,000	1,643,320
5.50%, 4/15/2028 (a)	2,826,000	2,847,845
5.65%, 1/15/2034 (e)	4,003,000	3,982,184
Packaging Corp. of America:
3.00%, 12/15/2029	1,220,000	1,099,488
5.70%, 12/1/2033	1,895,000	1,956,796
Smurfit Kappa Treasury ULC:
5.20%, 1/15/2030 (e)	800,000	799,152
5.44%, 4/3/2034 (e)	800,000	801,560
Sonoco Products Co.:
2.25%, 2/1/2027	665,000	616,754
2.85%, 2/1/2032 (a)	199,000	168,820
3.13%, 5/1/2030 (a)	1,025,000	916,750
WestRock MWV LLC:
7.95%, 2/15/2031	979,000	1,119,281
8.20%, 1/15/2030 (a)	1,763,000	2,014,615
WRKCo, Inc.:
3.38%, 9/15/2027	1,008,000	956,038
3.90%, 6/1/2028	1,483,000	1,414,233
4.00%, 3/15/2028	1,581,000	1,519,721
4.65%, 3/15/2026	1,307,000	1,290,179
4.90%, 3/15/2029 (a)	429,000	426,010
		35,096,487
PHARMACEUTICALS — 4.1%
AbbVie, Inc.:
2.95%, 11/21/2026	6,088,000	5,796,080
3.20%, 5/14/2026 (a)	3,095,000	2,987,015
3.20%, 11/21/2029	9,303,000	8,574,017
3.60%, 5/14/2025	6,610,000	6,489,632
4.25%, 11/14/2028 (a)	2,722,000	2,675,127
4.80%, 3/15/2027 (a)	9,631,000	9,636,201
Security Description	Principal Amount	Value
4.80%, 3/15/2029 (a)	$4,591,000	$4,600,825
4.95%, 3/15/2031	3,112,000	3,140,039
5.05%, 3/15/2034	3,200,000	3,239,584
Astrazeneca Finance LLC:
1.20%, 5/28/2026	820,000	757,360
1.75%, 5/28/2028 (a)	1,863,000	1,653,413
2.25%, 5/28/2031	3,153,000	2,663,402
4.80%, 2/26/2027 (a)	2,495,000	2,493,927
4.85%, 2/26/2029	2,960,000	2,969,354
4.88%, 3/3/2028	2,701,000	2,708,428
4.88%, 3/3/2033	127,000	126,702
4.90%, 3/3/2030 (a)	2,170,000	2,186,601
4.90%, 2/26/2031	1,500,000	1,505,325
5.00%, 2/26/2034	725,000	727,965
AstraZeneca PLC:
0.70%, 4/8/2026	1,052,000	967,882
1.38%, 8/6/2030 (a)	2,202,000	1,797,889
3.13%, 6/12/2027	1,677,000	1,596,823
3.38%, 11/16/2025	3,080,000	3,001,522
4.00%, 1/17/2029 (a)	1,887,000	1,829,277
Becton Dickinson & Co.:
1.96%, 2/11/2031 (a)	1,957,000	1,605,797
3.70%, 6/6/2027	2,642,000	2,538,486
4.30%, 8/22/2032	1,645,000	1,559,296
4.69%, 2/13/2028 (a)	1,578,000	1,561,762
4.87%, 2/8/2029 (a)	1,722,000	1,712,305
5.11%, 2/8/2034 (a)	1,944,000	1,930,820
Bristol-Myers Squibb Co.:
0.75%, 11/13/2025	1,167,000	1,090,480
1.45%, 11/13/2030 (a)	1,901,000	1,544,829
2.95%, 3/15/2032	2,957,000	2,583,708
3.20%, 6/15/2026	2,648,000	2,553,360
3.25%, 2/27/2027	1,130,000	1,087,840
3.40%, 7/26/2029	2,182,000	2,050,011
3.45%, 11/15/2027	1,345,000	1,285,686
3.90%, 2/20/2028 (a)	1,945,000	1,888,284
4.90%, 2/22/2027 (a)	2,187,000	2,194,480
4.90%, 2/22/2029 (a)	3,417,000	3,435,110
4.95%, 2/20/2026 (a)	2,029,000	2,029,548
5.10%, 2/22/2031 (a)	7,720,000	7,792,259
5.20%, 2/22/2034 (a)	2,903,000	2,948,345
5.75%, 2/1/2031	1,507,000	1,580,587
5.90%, 11/15/2033 (a)	1,867,000	1,995,524
Cardinal Health, Inc.:
3.41%, 6/15/2027 (a)	2,072,000	1,968,379
3.75%, 9/15/2025	1,105,000	1,079,541
5.13%, 2/15/2029	2,044,000	2,048,619
5.45%, 2/15/2034 (a)	1,754,000	1,774,399
Cencora, Inc.:
2.70%, 3/15/2031	1,971,000	1,692,537
3.45%, 12/15/2027	486,000	462,026
5.13%, 2/15/2034	1,459,000	1,456,213
Cigna Group:
1.25%, 3/15/2026 (a)	1,827,000	1,693,355
2.38%, 3/15/2031 (a)	2,312,000	1,946,496

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.05%, 10/15/2027 (a)	$596,000	$559,441
3.25%, 4/15/2025	1,424,000	1,392,558
3.40%, 3/1/2027	4,086,000	3,915,246
4.13%, 11/15/2025	1,655,000	1,632,277
4.38%, 10/15/2028	6,027,000	5,881,508
4.50%, 2/25/2026	1,801,000	1,779,946
5.00%, 5/15/2029	1,535,000	1,536,382
5.13%, 5/15/2031	5,856,000	5,863,496
5.25%, 2/15/2034	1,694,000	1,690,307
5.40%, 3/15/2033 (a)	1,935,000	1,970,275
5.69%, 3/15/2026 (a)	1,379,000	1,379,055
CVS Health Corp.:
1.30%, 8/21/2027	3,347,000	2,968,387
1.75%, 8/21/2030 (a)	2,034,000	1,670,260
1.88%, 2/28/2031	1,988,000	1,618,828
2.13%, 9/15/2031	2,125,000	1,735,403
2.88%, 6/1/2026	3,358,000	3,200,879
3.00%, 8/15/2026	1,864,000	1,777,417
3.25%, 8/15/2029	2,786,000	2,555,849
3.63%, 4/1/2027	2,073,000	1,994,433
3.75%, 4/1/2030	2,026,000	1,887,827
3.88%, 7/20/2025	4,778,000	4,689,846
4.30%, 3/25/2028 (a)	8,435,000	8,232,391
5.00%, 2/20/2026	2,075,000	2,067,904
5.00%, 1/30/2029	2,085,000	2,087,898
5.13%, 2/21/2030	2,389,000	2,396,000
5.25%, 1/30/2031 (a)	2,762,000	2,780,892
5.25%, 2/21/2033 (a)	2,355,000	2,356,083
5.30%, 6/1/2033 (a)	1,501,000	1,503,101
6.25%, 6/1/2027	1,599,000	1,665,007
Eli Lilly & Co.:
2.75%, 6/1/2025 (a)	519,000	505,283
3.10%, 5/15/2027 (a)	753,000	717,368
3.38%, 3/15/2029	2,559,000	2,428,235
4.50%, 2/9/2027	1,859,000	1,853,497
4.50%, 2/9/2029 (a)	1,944,000	1,937,876
4.70%, 2/27/2033	1,809,000	1,802,488
4.70%, 2/9/2034	2,341,000	2,330,161
5.50%, 3/15/2027	535,000	551,227
GlaxoSmithKline Capital PLC 3.38%, 6/1/2029 (a)	1,929,000	1,820,204
GlaxoSmithKline Capital, Inc.:
3.63%, 5/15/2025	1,794,000	1,764,650
3.88%, 5/15/2028	2,748,000	2,670,781
Johnson & Johnson:
0.55%, 9/1/2025	744,000	700,015
0.95%, 9/1/2027	524,000	466,004
1.30%, 9/1/2030	4,519,000	3,735,631
2.45%, 3/1/2026	2,287,000	2,191,586
2.90%, 1/15/2028 (a)	1,673,000	1,584,331
2.95%, 3/3/2027 (a)	2,165,000	2,074,351
4.95%, 5/15/2033	631,000	660,070
6.95%, 9/1/2029	625,000	706,194
McKesson Corp.:
0.90%, 12/3/2025	1,550,000	1,443,469
Security Description	Principal Amount	Value
1.30%, 8/15/2026	$1,632,000	$1,494,210
3.95%, 2/16/2028	1,077,000	1,042,913
4.90%, 7/15/2028 (a)	1,611,000	1,617,428
5.10%, 7/15/2033 (a)	484,000	488,917
5.25%, 2/15/2026	466,000	465,059
Mead Johnson Nutrition Co. 4.13%, 11/15/2025	2,021,000	1,981,752
Merck & Co., Inc.:
0.75%, 2/24/2026	1,477,000	1,371,350
1.45%, 6/24/2030	2,380,000	1,960,287
1.70%, 6/10/2027 (a)	2,493,000	2,272,070
1.90%, 12/10/2028 (a)	1,872,000	1,661,138
2.15%, 12/10/2031	2,801,000	2,344,353
3.40%, 3/7/2029	2,582,000	2,446,652
4.05%, 5/17/2028 (a)	1,398,000	1,374,150
4.30%, 5/17/2030 (a)	1,716,000	1,679,157
4.50%, 5/17/2033	2,372,000	2,320,029
Merck Sharp & Dohme Corp. 5.95%, 12/1/2028	1,477,000	1,557,290
Mylan, Inc. 4.55%, 4/15/2028	1,560,000	1,507,490
Novartis Capital Corp.:
2.00%, 2/14/2027 (a)	2,073,000	1,930,854
2.20%, 8/14/2030	2,701,000	2,345,791
3.00%, 11/20/2025	2,489,000	2,418,063
3.10%, 5/17/2027	1,388,000	1,328,080
Pfizer Investment Enterprises Pte. Ltd.:
4.45%, 5/19/2026	7,686,000	7,609,063
4.45%, 5/19/2028 (a)	6,566,000	6,471,975
4.65%, 5/19/2025	3,894,000	3,869,078
4.65%, 5/19/2030 (a)	5,325,000	5,269,993
4.75%, 5/19/2033 (a)	8,778,000	8,648,963
Pfizer, Inc.:
0.80%, 5/28/2025 (a)	710,000	676,651
1.70%, 5/28/2030 (a)	1,808,000	1,519,136
1.75%, 8/18/2031 (a)	852,000	695,922
2.63%, 4/1/2030	1,900,000	1,692,786
2.75%, 6/3/2026	2,063,000	1,978,417
3.00%, 12/15/2026 (a)	2,568,000	2,456,729
3.45%, 3/15/2029 (a)	2,995,000	2,840,009
3.60%, 9/15/2028 (a)	1,930,000	1,850,542
Pharmacia LLC 6.60%, 12/1/2028	2,240,000	2,404,954
Sanofi SA 3.63%, 6/19/2028	1,440,000	1,392,509
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	6,533,000	6,245,417
Takeda Pharmaceutical Co. Ltd.:
2.05%, 3/31/2030	3,572,000	3,025,913
5.00%, 11/26/2028	2,651,000	2,656,090
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	4,519,000	4,365,987

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Viatris, Inc.:
1.65%, 6/22/2025	$1,994,000	$1,896,533
2.30%, 6/22/2027	1,954,000	1,775,053
2.70%, 6/22/2030 (a)	2,321,000	1,968,928
Wyeth LLC 6.50%, 2/1/2034	725,000	803,090
Zoetis, Inc.:
2.00%, 5/15/2030	1,846,000	1,555,163
3.00%, 9/12/2027	431,000	403,903
4.50%, 11/13/2025	2,195,000	2,168,923
5.40%, 11/14/2025	1,866,000	1,868,948
5.60%, 11/16/2032	2,032,000	2,108,220
		357,772,717
PIPELINES — 2.9%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. 4.25%, 12/1/2027	9,000	8,418
Boardwalk Pipelines LP:
3.40%, 2/15/2031	1,683,000	1,492,871
3.60%, 9/1/2032	150,000	131,003
4.45%, 7/15/2027	2,067,000	2,017,309
5.95%, 6/1/2026	1,923,000	1,940,634
Cheniere Corpus Christi Holdings LLC:
3.70%, 11/15/2029	2,020,000	1,879,307
5.13%, 6/30/2027	932,000	929,773
5.88%, 3/31/2025	1,624,000	1,625,332
Cheniere Energy Partners LP:
3.25%, 1/31/2032	2,385,000	2,030,947
4.00%, 3/1/2031	5,095,000	4,628,706
4.50%, 10/1/2029	1,196,000	1,138,532
5.95%, 6/30/2033	5,357,000	5,474,265
Cheniere Energy, Inc.:
4.63%, 10/15/2028	3,456,000	3,351,283
5.65%, 4/15/2034 (e)	975,000	981,182
Columbia Pipeline Group, Inc. 4.50%, 6/1/2025	1,711,000	1,687,525
DCP Midstream Operating LP:
3.25%, 2/15/2032	2,005,000	1,726,205
5.38%, 7/15/2025	1,471,000	1,467,043
5.63%, 7/15/2027	632,000	636,569
8.13%, 8/16/2030	1,468,000	1,684,369
Enbridge Energy Partners LP 5.88%, 10/15/2025	1,633,000	1,642,749
Enbridge, Inc.:
1.60%, 10/4/2026	2,019,000	1,850,090
3.13%, 11/15/2029 (a)	963,000	879,585
3.70%, 7/15/2027	645,000	619,806
4.25%, 12/1/2026	981,000	961,419
5.70%, 3/8/2033 (a)	700,000	716,254
5.90%, 11/15/2026	1,560,000	1,588,720
6.00%, 11/15/2028	1,664,000	1,730,627
6.20%, 11/15/2030	1,154,000	1,223,390
Security Description	Principal Amount	Value
Series NC5, 5 yr. CMT + 3.79%, 8.25%, 1/15/2084 (b)	$1,547,000	$1,614,774
5 yr. CMT + 4.43%, 8.50%, 1/15/2084 (b)	966,000	1,049,936
Energy Transfer LP:
2.90%, 5/15/2025	1,297,000	1,258,894
3.75%, 5/15/2030	2,368,000	2,184,527
3.90%, 7/15/2026	1,567,000	1,519,927
4.00%, 10/1/2027	1,793,000	1,723,952
4.15%, 9/15/2029	1,362,000	1,292,129
4.20%, 4/15/2027 (a)	677,000	658,552
4.40%, 3/15/2027	1,347,000	1,318,242
4.75%, 1/15/2026	1,931,000	1,911,381
4.95%, 5/15/2028	1,612,000	1,598,749
4.95%, 6/15/2028 (a)	962,000	953,631
5.25%, 4/15/2029	16,000	16,032
5.50%, 6/1/2027	3,071,000	3,091,054
5.55%, 2/15/2028 (a)	2,150,000	2,179,476
5.55%, 5/15/2034	1,000,000	1,002,900
5.75%, 2/15/2033	3,763,000	3,823,961
5.95%, 12/1/2025 (a)	1,509,000	1,518,190
6.05%, 12/1/2026	1,929,000	1,968,988
6.10%, 12/1/2028 (a)	2,080,000	2,157,626
6.40%, 12/1/2030	2,131,000	2,247,949
6.55%, 12/1/2033 (a)	1,011,000	1,083,408
Enterprise Products Operating LLC:
2.80%, 1/31/2030	1,585,000	1,420,445
3.13%, 7/31/2029 (a)	2,001,000	1,844,942
3.70%, 2/15/2026 (a)	947,000	925,607
3.95%, 2/15/2027	1,036,000	1,011,602
4.15%, 10/16/2028	1,775,000	1,726,951
4.60%, 1/11/2027 (a)	1,944,000	1,932,725
4.85%, 1/31/2034 (a)	1,819,000	1,791,970
5.05%, 1/10/2026	920,000	919,549
Series E, 3 mo. USD Term SOFR + 3.29%, 5.25%, 8/16/2077 (b)	1,663,000	1,580,166
5.35%, 1/31/2033	1,996,000	2,038,335
3 mo. USD Term SOFR + 2.83%, 5.38%, 2/15/2078 (b)	2,649,000	2,478,192
Series D, 6.88%, 3/1/2033	1,135,000	1,277,533
Kinder Morgan Energy Partners LP:
7.30%, 8/15/2033	1,642,000	1,850,846
7.40%, 3/15/2031	1,056,000	1,172,255
7.75%, 3/15/2032 (a)	979,000	1,112,301
Kinder Morgan, Inc.:
1.75%, 11/15/2026	2,095,000	1,923,461
4.30%, 6/1/2025	2,421,000	2,387,929
4.80%, 2/1/2033	2,824,000	2,702,144
5.00%, 2/1/2029	2,120,000	2,112,156
5.20%, 6/1/2033 (a)	250,000	246,165
5.40%, 2/1/2034 (a)	1,892,000	1,883,959

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 7.75%, 1/15/2032	$1,625,000	$1,845,139
Series GMTN, 7.80%, 8/1/2031	1,620,000	1,839,105
MPLX LP:
1.75%, 3/1/2026	2,158,000	2,018,205
2.65%, 8/15/2030	4,482,000	3,856,940
4.00%, 3/15/2028	1,930,000	1,858,378
4.13%, 3/1/2027	1,910,000	1,861,734
4.25%, 12/1/2027	1,646,000	1,600,356
4.80%, 2/15/2029 (a)	1,855,000	1,833,538
4.88%, 6/1/2025	2,005,000	1,988,619
4.95%, 9/1/2032	1,758,000	1,709,286
5.00%, 3/1/2033	1,685,000	1,636,270
Northwest Pipeline LLC 4.00%, 4/1/2027	592,000	575,110
ONEOK, Inc.:
2.20%, 9/15/2025	529,000	505,190
3.10%, 3/15/2030 (a)	1,540,000	1,378,500
3.25%, 6/1/2030	100,000	90,352
3.40%, 9/1/2029	389,000	358,351
4.00%, 7/13/2027	1,440,000	1,392,034
4.35%, 3/15/2029	1,808,000	1,752,657
5.00%, 3/1/2026	1,584,000	1,575,462
5.55%, 11/1/2026	2,218,000	2,239,515
5.65%, 11/1/2028	1,751,000	1,791,588
5.80%, 11/1/2030	2,034,000	2,096,261
6.05%, 9/1/2033	2,523,000	2,633,886
6.10%, 11/15/2032	2,322,000	2,431,111
6.35%, 1/15/2031 (a)	550,000	581,774
Plains All American Pipeline LP/PAA Finance Corp.:
3.55%, 12/15/2029	1,856,000	1,702,843
3.80%, 9/15/2030	1,851,000	1,697,182
4.50%, 12/15/2026	1,856,000	1,822,425
4.65%, 10/15/2025	2,011,000	1,984,636
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028 (a)	1,903,000	1,843,626
4.50%, 5/15/2030	3,832,000	3,684,238
5.00%, 3/15/2027	2,321,000	2,314,153
5.88%, 6/30/2026	2,582,000	2,603,043
Spectra Energy Partners LP 3.38%, 10/15/2026	2,106,000	2,016,979
Targa Resources Corp.:
4.20%, 2/1/2033	594,000	542,174
6.13%, 3/15/2033	3,660,000	3,819,905
6.15%, 3/1/2029	1,412,000	1,472,264
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.00%, 1/15/2032	3,190,000	2,870,298
4.88%, 2/1/2031	2,339,000	2,243,849
5.00%, 1/15/2028	2,417,000	2,379,802
5.50%, 3/1/2030	2,147,000	2,136,351
Security Description	Principal Amount	Value
6.50%, 7/15/2027	$100,000	$101,140
6.88%, 1/15/2029	160,000	164,496
TC PipeLines LP 3.90%, 5/25/2027	1,837,000	1,756,870
Tennessee Gas Pipeline Co. LLC:
7.00%, 3/15/2027 (a)	1,470,000	1,542,824
7.00%, 10/15/2028	1,459,000	1,560,167
Texas Eastern Transmission LP 7.00%, 7/15/2032	1,031,000	1,144,338
TransCanada PipeLines Ltd.:
2.50%, 10/12/2031 (a)	2,715,000	2,258,201
4.10%, 4/15/2030	1,928,000	1,822,346
4.25%, 5/15/2028	2,138,000	2,072,770
4.63%, 3/1/2034	4,000,000	3,781,440
4.88%, 1/15/2026	1,943,000	1,929,826
6.20%, 3/9/2026 (a)	1,410,000	1,407,645
Transcontinental Gas Pipe Line Co. LLC:
3.25%, 5/15/2030	1,949,000	1,764,897
4.00%, 3/15/2028	267,000	257,222
7.85%, 2/1/2026	1,643,000	1,704,251
Valero Energy Partners LP 4.50%, 3/15/2028	1,845,000	1,809,133
Western Midstream Operating LP:
3.95%, 6/1/2025	2,057,000	2,015,839
4.05%, 2/1/2030 (a)	1,908,000	1,777,264
4.50%, 3/1/2028	966,000	932,538
4.65%, 7/1/2026	2,001,000	1,961,820
4.75%, 8/15/2028	400,000	388,168
6.15%, 4/1/2033 (a)	2,028,000	2,079,106
6.35%, 1/15/2029	900,000	932,805
Williams Cos., Inc.:
2.60%, 3/15/2031	2,465,000	2,099,145
3.50%, 11/15/2030 (a)	2,353,000	2,139,701
3.75%, 6/15/2027	1,903,000	1,831,124
4.00%, 9/15/2025 (a)	1,918,000	1,881,577
4.65%, 8/15/2032 (a)	1,976,000	1,906,069
4.90%, 3/15/2029	2,060,000	2,046,775
5.30%, 8/15/2028	1,778,000	1,793,451
5.40%, 3/2/2026	1,950,000	1,956,298
5.65%, 3/15/2033 (a)	2,151,000	2,208,969
Series A, 7.50%, 1/15/2031	1,230,000	1,368,436
8.75%, 3/15/2032	1,676,000	2,016,664
		249,553,868
REAL ESTATE — 0.1%
CBRE Services, Inc.:
2.50%, 4/1/2031	1,717,000	1,421,985
4.88%, 3/1/2026	1,149,000	1,137,246
5.50%, 4/1/2029 (a)	1,682,000	1,693,690
Essential Properties LP 2.95%, 7/15/2031	1,671,000	1,353,125

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Jones Lang LaSalle, Inc. 6.88%, 12/1/2028	$1,015,000	$1,074,276
		6,680,322
REAL ESTATE INVESTMENT TRUSTS — 4.9%
Agree LP:
2.00%, 6/15/2028 (a)	1,196,000	1,052,157
2.60%, 6/15/2033	605,000	474,979
4.80%, 10/1/2032 (a)	565,000	534,230
Alexandria Real Estate Equities, Inc.:
2.00%, 5/18/2032	1,356,000	1,063,524
2.75%, 12/15/2029	1,418,000	1,244,451
3.38%, 8/15/2031	970,000	865,308
3.45%, 4/30/2025	779,000	762,220
3.80%, 4/15/2026	906,000	880,650
3.95%, 1/15/2027	987,000	953,324
3.95%, 1/15/2028	1,311,000	1,255,872
4.30%, 1/15/2026	529,000	520,420
4.50%, 7/30/2029	1,350,000	1,304,114
4.70%, 7/1/2030	1,706,000	1,655,997
4.90%, 12/15/2030 (a)	428,000	422,021
American Assets Trust LP 3.38%, 2/1/2031 (a)	1,901,000	1,553,535
American Homes 4 Rent LP:
2.38%, 7/15/2031	966,000	784,585
3.63%, 4/15/2032	4,000	3,518
4.25%, 2/15/2028	500,000	480,605
4.90%, 2/15/2029	1,545,000	1,517,808
5.50%, 2/1/2034	1,893,000	1,884,993
American Tower Corp.:
1.30%, 9/15/2025 (a)	1,851,000	1,745,437
1.45%, 9/15/2026	1,251,000	1,141,450
1.50%, 1/31/2028	1,983,000	1,730,544
1.60%, 4/15/2026	3,966,000	3,684,930
1.88%, 10/15/2030	1,537,000	1,246,522
2.30%, 9/15/2031	1,675,000	1,365,226
2.70%, 4/15/2031	1,806,000	1,529,863
2.75%, 1/15/2027	1,885,000	1,765,359
2.90%, 1/15/2030	2,023,000	1,780,827
3.13%, 1/15/2027	735,000	695,273
3.38%, 10/15/2026	1,850,000	1,768,230
3.55%, 7/15/2027	1,936,000	1,840,284
3.60%, 1/15/2028	1,360,000	1,285,146
3.65%, 3/15/2027 (a)	1,588,000	1,522,781
3.80%, 8/15/2029	2,231,000	2,081,411
3.95%, 3/15/2029	400,000	378,088
4.00%, 6/1/2025	1,004,000	985,988
4.05%, 3/15/2032 (a)	1,227,000	1,124,496
4.40%, 2/15/2026	1,291,000	1,269,595
5.20%, 2/15/2029	875,000	875,166
5.25%, 7/15/2028	950,000	950,409
5.45%, 2/15/2034 (a)	875,000	877,415
5.50%, 3/15/2028	1,727,000	1,741,593
5.55%, 7/15/2033	95,000	95,756
5.65%, 3/15/2033	1,247,000	1,266,665
Security Description	Principal Amount	Value
5.80%, 11/15/2028	$1,853,000	$1,898,324
5.90%, 11/15/2033	952,000	985,901
AvalonBay Communities, Inc.:
2.05%, 1/15/2032 (a)	2,100,000	1,727,796
Series MTN, 2.30%, 3/1/2030	505,000	437,224
Series MTN, 2.45%, 1/15/2031 (a)	866,000	743,184
Series MTN, 2.90%, 10/15/2026	1,276,000	1,208,168
Series GMTN, 2.95%, 5/11/2026	1,855,000	1,775,458
Series MTN, 3.20%, 1/15/2028 (a)	206,000	193,879
Series MTN, 3.30%, 6/1/2029	1,516,000	1,405,196
Series MTN, 3.35%, 5/15/2027 (a)	1,428,000	1,362,512
Series GMTN, 3.45%, 6/1/2025	730,000	715,210
Series GMTN, 3.50%, 11/15/2025	954,000	930,169
5.00%, 2/15/2033	294,000	291,289
5.30%, 12/7/2033	1,762,000	1,782,281
Boston Properties LP:
2.45%, 10/1/2033 (a)	1,819,000	1,369,434
2.55%, 4/1/2032 (a)	1,961,000	1,552,543
2.75%, 10/1/2026	1,880,000	1,752,893
2.90%, 3/15/2030	1,903,000	1,630,966
3.25%, 1/30/2031 (a)	2,869,000	2,456,581
3.40%, 6/21/2029 (a)	4,794,000	4,301,848
3.65%, 2/1/2026	1,665,000	1,604,577
4.50%, 12/1/2028 (a)	1,991,000	1,895,751
6.50%, 1/15/2034 (a)	2,516,000	2,612,338
6.75%, 12/1/2027	926,000	961,308
Brixmor Operating Partnership LP:
2.25%, 4/1/2028	1,443,000	1,282,207
2.50%, 8/16/2031 (a)	1,001,000	821,451
3.90%, 3/15/2027	570,000	546,944
4.05%, 7/1/2030 (a)	1,699,000	1,578,507
4.13%, 6/15/2026 (a)	1,151,000	1,120,568
4.13%, 5/15/2029	956,000	901,546
5.50%, 2/15/2034	1,376,000	1,358,786
Broadstone Net Lease LLC 2.60%, 9/15/2031	1,467,000	1,160,881
Camden Property Trust:
2.80%, 5/15/2030	1,496,000	1,326,997
3.15%, 7/1/2029 (a)	1,849,000	1,691,391
4.90%, 1/15/2034 (a)	1,850,000	1,799,662
5.85%, 11/3/2026	500,000	509,650
COPT Defense Properties LP:
2.00%, 1/15/2029 (a)	730,000	612,755
2.25%, 3/15/2026	1,851,000	1,741,069
2.75%, 4/15/2031 (a)	1,288,000	1,061,209
2.90%, 12/1/2033	500,000	392,300

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Crown Castle, Inc.:
1.05%, 7/15/2026	$1,697,000	$1,543,405
REIT, 1.35%, 7/15/2025	1,876,000	1,781,562
2.10%, 4/1/2031	1,834,000	1,483,614
2.25%, 1/15/2031	4,036,000	3,320,296
2.50%, 7/15/2031 (a)	2,140,000	1,770,829
2.90%, 3/15/2027	1,663,000	1,556,435
3.10%, 11/15/2029	1,786,000	1,595,648
3.30%, 7/1/2030	1,813,000	1,611,811
3.70%, 6/15/2026	1,897,000	1,832,274
3.80%, 2/15/2028	1,758,000	1,665,336
4.00%, 3/1/2027	1,266,000	1,224,994
4.30%, 2/15/2029 (a)	1,571,000	1,506,573
4.45%, 2/15/2026	2,044,000	2,010,254
4.80%, 9/1/2028	1,106,000	1,084,942
5.00%, 1/11/2028	2,103,000	2,081,991
5.10%, 5/1/2033	150,000	146,255
5.60%, 6/1/2029	1,724,000	1,746,395
CubeSmart LP:
2.00%, 2/15/2031	800,000	644,632
2.25%, 12/15/2028	1,736,000	1,524,330
2.50%, 2/15/2032	906,000	740,628
3.13%, 9/1/2026	997,000	946,502
4.00%, 11/15/2025	412,000	402,034
4.38%, 2/15/2029 (a)	612,000	587,710
Digital Realty Trust LP:
3.60%, 7/1/2029	1,759,000	1,620,989
3.70%, 8/15/2027	1,585,000	1,514,769
4.45%, 7/15/2028 (a)	574,000	556,034
5.55%, 1/15/2028	2,088,000	2,102,971
DOC DR LLC:
2.63%, 11/1/2031	514,000	423,228
3.95%, 1/15/2028	1,186,000	1,133,247
4.30%, 3/15/2027	733,000	717,453
EPR Properties:
3.60%, 11/15/2031	542,000	453,020
3.75%, 8/15/2029 (a)	687,000	607,171
4.50%, 4/1/2025	650,000	640,484
4.50%, 6/1/2027	1,703,000	1,622,993
4.75%, 12/15/2026	552,000	534,480
4.95%, 4/15/2028	683,000	650,667
Equinix, Inc.:
1.00%, 9/15/2025	2,181,000	2,040,173
1.25%, 7/15/2025	1,605,000	1,519,020
1.45%, 5/15/2026	1,878,000	1,728,136
1.55%, 3/15/2028	1,587,000	1,376,834
2.00%, 5/15/2028	1,822,000	1,602,066
2.15%, 7/15/2030	1,899,000	1,576,113
2.50%, 5/15/2031 (a)	1,549,000	1,292,935
2.90%, 11/18/2026	1,551,000	1,455,738
3.20%, 11/18/2029 (a)	1,992,000	1,785,908
3.90%, 4/15/2032	1,000,000	904,040
ERP Operating LP:
1.85%, 8/1/2031	587,000	476,544
2.50%, 2/15/2030	1,442,000	1,262,428
Security Description	Principal Amount	Value
2.85%, 11/1/2026	$1,653,000	$1,565,606
3.00%, 7/1/2029 (a)	2,114,000	1,922,916
3.25%, 8/1/2027	215,000	202,919
3.38%, 6/1/2025	1,147,000	1,120,103
3.50%, 3/1/2028	837,000	794,137
4.15%, 12/1/2028 (a)	546,000	529,587
Essex Portfolio LP:
1.70%, 3/1/2028	1,961,000	1,720,307
2.55%, 6/15/2031	95,000	78,919
2.65%, 3/15/2032	479,000	396,114
3.00%, 1/15/2030 (a)	789,000	699,938
3.38%, 4/15/2026	825,000	794,838
3.50%, 4/1/2025	1,754,000	1,718,324
3.63%, 5/1/2027	1,794,000	1,709,000
4.00%, 3/1/2029	596,000	568,399
5.50%, 4/1/2034	385,000	385,266
Extra Space Storage LP:
2.20%, 10/15/2030	1,064,000	881,886
2.35%, 3/15/2032	1,019,000	815,424
2.40%, 10/15/2031	865,000	711,186
3.50%, 7/1/2026	456,000	438,298
3.88%, 12/15/2027 (a)	1,294,000	1,229,158
3.90%, 4/1/2029	125,000	117,731
4.00%, 6/15/2029	547,000	516,620
5.40%, 2/1/2034	2,043,000	2,031,253
5.50%, 7/1/2030 (a)	1,278,000	1,293,464
5.70%, 4/1/2028	581,000	591,371
5.90%, 1/15/2031 (a)	696,000	720,367
Federal Realty OP LP:
1.25%, 2/15/2026	2,036,000	1,885,641
3.20%, 6/15/2029	962,000	873,477
3.25%, 7/15/2027	179,000	168,079
GLP Capital LP/GLP Financing II, Inc.:
3.25%, 1/15/2032	1,899,000	1,600,002
4.00%, 1/15/2030	1,547,000	1,411,870
4.00%, 1/15/2031	1,183,000	1,056,230
5.30%, 1/15/2029	1,935,000	1,904,659
5.38%, 4/15/2026	1,472,000	1,459,871
5.75%, 6/1/2028	1,690,000	1,693,025
6.75%, 12/1/2033	1,989,000	2,096,545
Healthcare Realty Holdings LP:
2.00%, 3/15/2031 (a)	1,036,000	824,542
3.10%, 2/15/2030	611,000	531,827
3.50%, 8/1/2026	1,748,000	1,668,693
3.75%, 7/1/2027	1,653,000	1,561,440
Healthpeak OP LLC:
1.35%, 2/1/2027 (a)	1,462,000	1,319,908
2.88%, 1/15/2031 (a)	607,000	521,619
3.00%, 1/15/2030 (a)	1,919,000	1,700,541
3.25%, 7/15/2026	1,410,000	1,349,018
3.50%, 7/15/2029 (a)	1,631,000	1,509,800
5.25%, 12/15/2032 (a)	1,401,000	1,390,717
Highwoods Realty LP:
2.60%, 2/1/2031	529,000	417,656

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.05%, 2/15/2030	$1,620,000	$1,366,049
3.88%, 3/1/2027	1,611,000	1,522,927
4.13%, 3/15/2028	1,330,000	1,245,239
4.20%, 4/15/2029	1,261,000	1,149,477
7.65%, 2/1/2034	1,225,000	1,336,977
Host Hotels & Resorts LP:
Series J, 2.90%, 12/15/2031 (a)	688,000	571,914
Series H, 3.38%, 12/15/2029	901,000	803,007
Series I, 3.50%, 9/15/2030	2,229,000	1,983,543
Series E, 4.00%, 6/15/2025	527,000	515,327
Series F, 4.50%, 2/1/2026	1,743,000	1,706,833
Invitation Homes Operating Partnership LP:
2.00%, 8/15/2031 (a)	523,000	415,487
2.30%, 11/15/2028	1,053,000	931,989
4.15%, 4/15/2032	1,683,000	1,541,325
5.45%, 8/15/2030	661,000	663,069
5.50%, 8/15/2033	991,000	987,304
Kilroy Realty LP:
2.50%, 11/15/2032	1,779,000	1,338,626
3.05%, 2/15/2030	1,572,000	1,337,348
4.25%, 8/15/2029 (a)	651,000	598,627
4.38%, 10/1/2025 (a)	1,706,000	1,670,293
4.75%, 12/15/2028 (a)	1,697,000	1,622,128
Kimco Realty OP LLC:
1.90%, 3/1/2028 (a)	1,720,000	1,521,099
2.25%, 12/1/2031 (a)	1,479,000	1,194,810
2.80%, 10/1/2026	480,000	452,803
3.20%, 4/1/2032 (a)	1,621,000	1,395,292
3.80%, 4/1/2027 (a)	465,000	446,795
6.40%, 3/1/2034	11,000	11,775
Kite Realty Group LP 5.50%, 3/1/2034 (a)	675,000	670,754
Kite Realty Group Trust 4.75%, 9/15/2030	477,000	456,799
Life Storage LP 2.20%, 10/15/2030	177,000	143,237
LXP Industrial Trust:
2.38%, 10/1/2031	812,000	649,210
2.70%, 9/15/2030	783,000	653,100
6.75%, 11/15/2028	2,359,000	2,461,546
Mid-America Apartments LP:
1.10%, 9/15/2026	1,462,000	1,325,932
1.70%, 2/15/2031	1,741,000	1,403,229
2.75%, 3/15/2030	728,000	644,411
3.60%, 6/1/2027	718,000	689,991
3.95%, 3/15/2029 (a)	522,000	502,263
4.00%, 11/15/2025 (a)	663,000	650,018
4.20%, 6/15/2028 (a)	660,000	643,526
National Health Investors, Inc. 3.00%, 2/1/2031	1,516,000	1,244,166
NNN REIT, Inc.:
2.50%, 4/15/2030	100,000	85,643
3.50%, 10/15/2027	1,416,000	1,342,099
Security Description	Principal Amount	Value
3.60%, 12/15/2026	$478,000	$456,691
4.00%, 11/15/2025	519,000	507,722
4.30%, 10/15/2028 (a)	535,000	517,431
Omega Healthcare Investors, Inc.:
3.25%, 4/15/2033	1,957,000	1,585,835
3.38%, 2/1/2031	1,483,000	1,266,838
3.63%, 10/1/2029	1,605,000	1,431,451
4.50%, 4/1/2027	615,000	595,148
4.75%, 1/15/2028	1,049,000	1,012,369
5.25%, 1/15/2026 (a)	1,878,000	1,865,981
Phillips Edison Grocery Center Operating Partnership I LP 2.63%, 11/15/2031	876,000	710,541
Piedmont Operating Partnership LP:
2.75%, 4/1/2032 (a)	643,000	462,073
3.15%, 8/15/2030	893,000	700,300
9.25%, 7/20/2028	1,810,000	1,928,066
Prologis LP:
1.25%, 10/15/2030 (a)	1,694,000	1,358,808
1.63%, 3/15/2031	1,243,000	998,241
1.75%, 7/1/2030	1,177,000	979,511
1.75%, 2/1/2031	1,143,000	936,243
2.13%, 4/15/2027 (a)	1,156,000	1,065,104
2.25%, 4/15/2030	1,449,000	1,255,370
2.25%, 1/15/2032	1,504,000	1,242,139
2.88%, 11/15/2029	1,149,000	1,038,305
3.25%, 6/30/2026	1,133,000	1,091,849
3.25%, 10/1/2026	802,000	767,690
3.38%, 12/15/2027 (a)	1,327,000	1,260,079
3.88%, 9/15/2028	1,103,000	1,061,472
4.00%, 9/15/2028	2,200,000	2,126,366
4.38%, 2/1/2029 (a)	1,126,000	1,105,800
4.75%, 6/15/2033	534,000	523,101
4.88%, 6/15/2028 (a)	250,000	250,425
Public Storage Operating Co.:
0.88%, 2/15/2026	753,000	696,171
1.50%, 11/9/2026	1,540,000	1,413,273
1.85%, 5/1/2028	558,000	497,055
1.95%, 11/9/2028 (a)	725,000	640,596
2.25%, 11/9/2031 (a)	2,018,000	1,674,657
2.30%, 5/1/2031	1,086,000	917,985
3.09%, 9/15/2027 (a)	430,000	406,969
3.39%, 5/1/2029 (a)	1,500,000	1,406,190
5.13%, 1/15/2029 (a)	1,629,000	1,657,328
Rayonier LP 2.75%, 5/17/2031	1,344,000	1,109,956
Realty Income Corp.:
0.75%, 3/15/2026 (a)	2,089,000	1,916,407
2.10%, 3/15/2028	526,000	471,170
2.70%, 2/15/2032	392,000	327,606
2.85%, 12/15/2032	602,000	500,960
3.00%, 1/15/2027 (a)	1,095,000	1,035,421
3.10%, 12/15/2029 (a)	1,702,000	1,546,233
3.20%, 2/15/2031	1,952,000	1,732,966

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.25%, 6/15/2029 (a)	$872,000	$804,228
3.25%, 1/15/2031	2,185,000	1,950,200
3.40%, 1/15/2028	977,000	922,161
3.40%, 1/15/2030	1,669,000	1,522,345
3.65%, 1/15/2028	124,000	118,158
3.88%, 4/15/2025	10,000	9,840
3.95%, 8/15/2027	580,000	562,322
4.00%, 7/15/2029	1,523,000	1,447,931
4.13%, 10/15/2026	699,000	682,874
4.45%, 9/15/2026	715,000	700,178
4.63%, 11/1/2025	1,245,000	1,233,011
4.75%, 2/15/2029	2,150,000	2,125,468
4.85%, 3/15/2030	3,840,000	3,799,373
4.88%, 6/1/2026 (a)	838,000	832,519
4.90%, 7/15/2033	541,000	522,043
5.05%, 1/13/2026 (a)	320,000	319,018
5.13%, 2/15/2034 (a)	1,225,000	1,202,901
5.63%, 10/13/2032	2,139,000	2,185,138
Regency Centers LP:
2.95%, 9/15/2029 (a)	1,258,000	1,125,407
3.60%, 2/1/2027	465,000	447,725
3.70%, 6/15/2030	580,000	535,508
4.13%, 3/15/2028 (a)	918,000	885,025
5.25%, 1/15/2034 (a)	558,000	555,467
Retail Opportunity Investments Partnership LP 6.75%, 10/15/2028 (a)	1,435,000	1,486,689
Rexford Industrial Realty LP:
2.13%, 12/1/2030 (a)	649,000	529,947
2.15%, 9/1/2031	1,230,000	985,587
5.00%, 6/15/2028	907,000	900,923
Sabra Health Care LP:
3.20%, 12/1/2031	1,960,000	1,629,916
3.90%, 10/15/2029	1,733,000	1,563,911
5.13%, 8/15/2026	1,884,000	1,868,400
Safehold GL Holdings LLC:
2.80%, 6/15/2031	1,400,000	1,152,074
2.85%, 1/15/2032 (a)	468,000	380,582
6.10%, 4/1/2034	1,260,000	1,251,949
Simon Property Group LP:
1.38%, 1/15/2027	1,361,000	1,238,020
1.75%, 2/1/2028	1,973,000	1,758,870
2.20%, 2/1/2031 (a)	1,910,000	1,587,668
2.25%, 1/15/2032	1,588,000	1,298,619
2.45%, 9/13/2029 (a)	1,718,000	1,512,716
2.65%, 7/15/2030	2,001,000	1,748,734
2.65%, 2/1/2032	1,406,000	1,186,214
3.25%, 11/30/2026 (a)	1,109,000	1,060,370
3.30%, 1/15/2026	1,914,000	1,851,412
3.38%, 6/15/2027 (a)	1,393,000	1,329,340
3.38%, 12/1/2027 (a)	2,100,000	1,990,128
3.50%, 9/1/2025 (a)	1,526,000	1,490,398
5.50%, 3/8/2033	2,055,000	2,094,250
6.25%, 1/15/2034 (a)	250,000	267,428
Security Description	Principal Amount	Value
SITE Centers Corp.:
4.25%, 2/1/2026	$680,000	$669,208
4.70%, 6/1/2027	304,000	299,610
Store Capital LLC:
2.70%, 12/1/2031	1,809,000	1,424,099
2.75%, 11/18/2030	542,000	434,857
4.50%, 3/15/2028 (a)	1,118,000	1,058,534
4.63%, 3/15/2029	1,783,000	1,679,996
Sun Communities Operating LP:
2.70%, 7/15/2031	1,100,000	906,829
4.20%, 4/15/2032	1,697,000	1,524,958
5.50%, 1/15/2029 (a)	1,770,000	1,767,044
Tanger Properties LP:
2.75%, 9/1/2031	1,027,000	841,277
3.13%, 9/1/2026	517,000	484,693
3.88%, 7/15/2027 (a)	518,000	479,285
UDR, Inc.:
Series MTN, 2.10%, 8/1/2032 (a)	1,449,000	1,137,552
Series MTN, 2.95%, 9/1/2026	380,000	358,910
3.00%, 8/15/2031	1,149,000	998,194
Series MTN, 3.20%, 1/15/2030	478,000	433,326
Series GMTN, 3.50%, 1/15/2028	325,000	304,918
Series MTN, 3.50%, 7/1/2027	1,444,000	1,363,122
Series MTN, 4.40%, 1/26/2029	1,846,000	1,784,934
Ventas Realty LP:
3.00%, 1/15/2030 (a)	852,000	751,473
3.25%, 10/15/2026	1,381,000	1,307,489
3.85%, 4/1/2027	969,000	929,736
4.00%, 3/1/2028	500,000	476,810
4.13%, 1/15/2026	1,455,000	1,420,997
4.40%, 1/15/2029	1,950,000	1,877,168
VEREIT Operating Partnership LP:
3.10%, 12/15/2029	18,000	15,720
3.40%, 1/15/2028	81,000	74,576
3.95%, 8/15/2027	250,000	237,235
4.63%, 11/1/2025	66,000	64,357
VICI Properties LP:
4.38%, 5/15/2025	1,549,000	1,524,278
4.75%, 2/15/2028	2,147,000	2,095,408
4.95%, 2/15/2030	1,768,000	1,710,699
5.13%, 5/15/2032	2,157,000	2,063,516
5.75%, 4/1/2034	1,580,000	1,564,911
Welltower OP LLC:
2.05%, 1/15/2029	755,000	658,352
2.70%, 2/15/2027	1,525,000	1,430,343
2.75%, 1/15/2031	1,608,000	1,383,620
2.75%, 1/15/2032	1,218,000	1,021,719
2.80%, 6/1/2031	511,000	438,607

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.10%, 1/15/2030	$1,352,000	$1,217,395
3.85%, 6/15/2032 (a)	1,833,000	1,659,195
4.00%, 6/1/2025	2,007,000	1,973,082
4.25%, 4/1/2026 (a)	1,835,000	1,798,961
4.25%, 4/15/2028	2,018,000	1,958,227
Weyerhaeuser Co.:
4.00%, 11/15/2029	1,674,000	1,579,971
4.00%, 4/15/2030	1,909,000	1,803,127
4.75%, 5/15/2026	1,980,000	1,961,645
6.95%, 10/1/2027	1,214,000	1,280,782
WP Carey, Inc.:
2.25%, 4/1/2033	675,000	523,989
2.40%, 2/1/2031	784,000	651,496
2.45%, 2/1/2032	340,000	273,846
3.85%, 7/15/2029	1,135,000	1,059,261
4.25%, 10/1/2026 (a)	1,158,000	1,132,837
		424,840,738
RETAIL — 2.4%
Advance Auto Parts, Inc. 1.75%, 10/1/2027	541,000	472,618
AutoNation, Inc.:
1.95%, 8/1/2028	761,000	659,125
2.40%, 8/1/2031	1,645,000	1,326,084
3.85%, 3/1/2032 (a)	2,099,000	1,866,578
4.75%, 6/1/2030 (a)	4,313,000	4,145,397
AutoZone, Inc.:
1.65%, 1/15/2031 (a)	1,056,000	852,530
3.13%, 4/21/2026	1,554,000	1,495,119
3.25%, 4/15/2025	1,009,000	985,601
3.75%, 6/1/2027	800,000	772,088
4.00%, 4/15/2030 (a)	1,860,000	1,765,624
4.50%, 2/1/2028	1,630,000	1,605,909
4.75%, 8/1/2032	2,047,000	1,987,207
5.05%, 7/15/2026	1,717,000	1,720,245
6.25%, 11/1/2028 (a)	1,204,000	1,262,948
Best Buy Co., Inc.:
1.95%, 10/1/2030 (a)	277,000	230,118
4.45%, 10/1/2028 (a)	601,000	590,422
Costco Wholesale Corp.:
1.38%, 6/20/2027	1,865,000	1,687,396
1.60%, 4/20/2030	3,649,000	3,073,261
3.00%, 5/18/2027 (a)	1,500,000	1,434,945
Darden Restaurants, Inc.:
3.85%, 5/1/2027	265,000	254,864
6.30%, 10/10/2033 (a)	1,589,000	1,659,504
Dick's Sporting Goods, Inc. 3.15%, 1/15/2032 (a)	2,024,000	1,726,492
Dollar General Corp.:
3.50%, 4/3/2030	1,660,000	1,517,423
3.88%, 4/15/2027	1,766,000	1,705,267
4.13%, 5/1/2028	529,000	513,680
4.15%, 11/1/2025	1,409,000	1,381,905
5.00%, 11/1/2032	2,603,000	2,568,953
5.20%, 7/5/2028	1,671,000	1,680,809
5.45%, 7/5/2033 (a)	1,536,000	1,541,361
Security Description	Principal Amount	Value
Dollar Tree, Inc.:
2.65%, 12/1/2031 (a)	$1,022,000	$854,361
4.00%, 5/15/2025	1,771,000	1,741,655
4.20%, 5/15/2028 (a)	2,150,000	2,078,340
Genuine Parts Co.:
1.88%, 11/1/2030	1,852,000	1,503,787
2.75%, 2/1/2032	1,953,000	1,623,529
6.88%, 11/1/2033	250,000	276,200
Home Depot, Inc.:
0.90%, 3/15/2028 (a)	1,438,000	1,250,399
1.38%, 3/15/2031	2,344,000	1,871,801
1.50%, 9/15/2028 (a)	1,895,000	1,663,241
1.88%, 9/15/2031	1,474,000	1,203,919
2.50%, 4/15/2027 (a)	1,848,000	1,732,241
2.70%, 4/15/2025	1,512,000	1,474,638
2.70%, 4/15/2030	2,330,000	2,076,216
2.80%, 9/14/2027 (a)	1,588,000	1,496,356
2.88%, 4/15/2027 (a)	1,658,000	1,573,260
2.95%, 6/15/2029	2,294,000	2,109,241
3.00%, 4/1/2026	1,725,000	1,664,418
3.25%, 4/15/2032	2,506,000	2,240,665
3.35%, 9/15/2025	1,513,000	1,479,593
3.90%, 12/6/2028 (a)	1,687,000	1,639,005
4.00%, 9/15/2025	2,157,000	2,126,284
4.50%, 9/15/2032 (a)	1,998,000	1,960,857
4.90%, 4/15/2029	1,381,000	1,395,694
4.95%, 9/30/2026	1,654,000	1,656,531
5.13%, 4/30/2025	1,151,000	1,151,299
Lowe's Cos., Inc.:
1.30%, 4/15/2028 (a)	1,932,000	1,685,419
1.70%, 9/15/2028	1,942,000	1,698,862
1.70%, 10/15/2030	2,179,000	1,780,439
2.50%, 4/15/2026	1,929,000	1,834,537
2.63%, 4/1/2031	1,635,000	1,407,114
3.10%, 5/3/2027	2,291,000	2,172,372
3.35%, 4/1/2027	1,982,000	1,894,197
3.38%, 9/15/2025	1,743,000	1,698,484
3.75%, 4/1/2032	2,134,000	1,959,887
4.00%, 4/15/2025	1,670,000	1,647,355
4.40%, 9/8/2025	1,961,000	1,937,311
4.50%, 4/15/2030 (a)	1,552,000	1,518,585
4.80%, 4/1/2026	1,699,000	1,689,282
5.00%, 4/15/2033	1,534,000	1,528,401
5.15%, 7/1/2033 (a)	1,843,000	1,855,735
6.50%, 3/15/2029	4,946,000	5,311,608
McDonald's Corp.:
Series MTN, 1.45%, 9/1/2025	1,340,000	1,272,169
Series MTN, 2.13%, 3/1/2030	353,000	303,725
Series MTN, 2.63%, 9/1/2029 (a)	1,842,000	1,660,637
Series MTN, 3.30%, 7/1/2025 (a)	1,877,000	1,835,255
Series MTN, 3.38%, 5/26/2025	1,216,000	1,190,549

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3.50%, 3/1/2027 (a)	$1,653,000	$1,597,377
Series MTN, 3.50%, 7/1/2027	1,801,000	1,727,213
Series MTN, 3.60%, 7/1/2030 (a)	1,497,000	1,396,611
Series MTN, 3.70%, 1/30/2026	2,149,000	2,103,678
Series MTN, 3.80%, 4/1/2028 (a)	1,793,000	1,729,833
Series MTN, 4.60%, 9/9/2032 (a)	1,661,000	1,634,640
4.80%, 8/14/2028 (a)	1,442,000	1,445,605
4.95%, 8/14/2033 (a)	1,645,000	1,646,332
O'Reilly Automotive, Inc.:
1.75%, 3/15/2031 (a)	1,512,000	1,221,953
3.55%, 3/15/2026	1,423,000	1,380,836
3.60%, 9/1/2027 (a)	1,626,000	1,554,001
3.90%, 6/1/2029 (a)	1,346,000	1,288,916
4.20%, 4/1/2030	1,572,000	1,502,329
5.75%, 11/20/2026	1,847,000	1,877,439
Ross Stores, Inc.:
0.88%, 4/15/2026 (a)	1,017,000	934,674
4.60%, 4/15/2025	469,000	464,591
Starbucks Corp.:
2.00%, 3/12/2027 (a)	1,205,000	1,111,106
2.25%, 3/12/2030	1,856,000	1,601,932
2.45%, 6/15/2026	1,484,000	1,403,612
2.55%, 11/15/2030 (a)	1,346,000	1,167,063
3.50%, 3/1/2028	1,495,000	1,422,986
3.55%, 8/15/2029 (a)	1,719,000	1,624,627
3.80%, 8/15/2025	1,946,000	1,909,435
4.00%, 11/15/2028 (a)	615,000	596,907
4.75%, 2/15/2026	1,502,000	1,493,303
4.80%, 2/15/2033	1,842,000	1,824,206
4.85%, 2/8/2027	1,944,000	1,940,365
4.90%, 2/15/2031 (a)	1,719,000	1,711,986
5.00%, 2/15/2034	1,944,000	1,927,184
Target Corp.:
1.95%, 1/15/2027 (a)	1,673,000	1,555,238
2.25%, 4/15/2025 (a)	872,000	847,776
2.35%, 2/15/2030	3,252,000	2,861,435
2.50%, 4/15/2026	464,000	445,064
2.65%, 9/15/2030 (a)	827,000	731,374
3.38%, 4/15/2029 (a)	1,596,000	1,507,135
4.40%, 1/15/2033	1,934,000	1,882,091
4.50%, 9/15/2032 (a)	1,854,000	1,816,772
6.35%, 11/1/2032	617,000	679,804
TJX Cos., Inc.:
1.15%, 5/15/2028	200,000	173,808
1.60%, 5/15/2031 (a)	919,000	745,190
2.25%, 9/15/2026 (a)	1,218,000	1,147,660
3.88%, 4/15/2030	2,487,000	2,368,569
Tractor Supply Co.:
1.75%, 11/1/2030	390,000	316,009
5.25%, 5/15/2033	1,999,000	2,010,694
Security Description	Principal Amount	Value
Walmart, Inc.:
1.05%, 9/17/2026 (a)	$1,388,000	$1,272,505
1.50%, 9/22/2028 (a)	1,181,000	1,043,638
1.80%, 9/22/2031 (a)	2,084,000	1,731,992
2.38%, 9/24/2029 (a)	846,000	761,408
3.05%, 7/8/2026	595,000	573,741
3.25%, 7/8/2029 (a)	1,765,000	1,674,173
3.55%, 6/26/2025	832,000	818,272
3.70%, 6/26/2028 (a)	1,203,000	1,172,263
3.90%, 9/9/2025	2,495,000	2,459,721
3.90%, 4/15/2028 (a)	1,463,000	1,434,779
3.95%, 9/9/2027 (a)	460,000	451,922
4.00%, 4/15/2026 (a)	4,015,000	3,963,247
4.00%, 4/15/2030 (a)	3,451,000	3,369,936
4.10%, 4/15/2033 (a)	4,056,000	3,905,603
4.15%, 9/9/2032 (a)	1,027,000	1,000,431
5.88%, 4/5/2027	537,000	558,845
7.55%, 2/15/2030	731,000	850,540
		209,581,301
SEMICONDUCTORS — 2.2%
Advanced Micro Devices, Inc. 3.92%, 6/1/2032 (a)	275,000	258,731
Analog Devices, Inc.:
1.70%, 10/1/2028 (a)	1,000,000	879,290
2.10%, 10/1/2031	1,668,000	1,383,823
2.95%, 4/1/2025	881,000	860,640
3.45%, 6/15/2027	4,321,000	4,131,956
3.50%, 12/5/2026	150,000	144,936
Applied Materials, Inc.:
1.75%, 6/1/2030 (a)	1,900,000	1,601,605
3.30%, 4/1/2027	169,000	162,463
3.90%, 10/1/2025	765,000	752,783
Broadcom Corp./Broadcom Cayman Finance Ltd.:
3.50%, 1/15/2028	1,970,000	1,864,644
3.88%, 1/15/2027	4,777,000	4,628,388
Broadcom, Inc.:
1.95%, 2/15/2028 (a) (e)	1,947,000	1,737,250
2.45%, 2/15/2031 (e)	4,528,000	3,814,659
2.60%, 2/15/2033 (e)	2,609,000	2,116,395
3.15%, 11/15/2025	1,140,000	1,103,087
3.42%, 4/15/2033 (e)	5,370,000	4,648,863
3.46%, 9/15/2026 (a)	850,000	817,861
4.00%, 4/15/2029 (e)	1,437,000	1,369,619
4.11%, 9/15/2028 (a)	1,945,000	1,878,617
4.15%, 11/15/2030 (a)	3,476,000	3,288,400
4.15%, 4/15/2032 (e)	2,086,000	1,933,180
4.30%, 11/15/2032 (a)	3,451,000	3,244,665
4.75%, 4/15/2029	2,754,000	2,719,134
5.00%, 4/15/2030	1,302,000	1,307,403
Intel Corp.:
1.60%, 8/12/2028	1,974,000	1,731,869
2.00%, 8/12/2031 (a)	1,881,000	1,546,031
2.45%, 11/15/2029	3,115,000	2,760,046
2.60%, 5/19/2026 (a)	1,570,000	1,494,813

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.15%, 5/11/2027 (a)	$8,769,000	$8,333,181
3.70%, 7/29/2025	2,955,000	2,896,964
3.75%, 3/25/2027	1,755,000	1,704,035
3.75%, 8/5/2027	880,000	850,819
3.90%, 3/25/2030 (a)	1,641,000	1,562,396
4.00%, 8/5/2029 (a)	2,154,000	2,083,155
4.00%, 12/15/2032	1,154,000	1,078,921
4.15%, 8/5/2032	2,076,000	1,970,934
4.88%, 2/10/2026	1,494,000	1,489,981
4.88%, 2/10/2028 (a)	2,743,000	2,751,339
5.00%, 2/21/2031 (a)	2,579,000	2,582,507
5.13%, 2/10/2030 (a)	1,739,000	1,765,920
5.15%, 2/21/2034 (a)	2,075,000	2,080,831
5.20%, 2/10/2033 (a)	3,522,000	3,571,238
KLA Corp.:
4.10%, 3/15/2029 (a)	2,059,000	2,011,972
4.65%, 7/15/2032	1,910,000	1,880,032
4.70%, 2/1/2034	1,443,000	1,422,033
Lam Research Corp.:
1.90%, 6/15/2030	1,819,000	1,538,819
3.75%, 3/15/2026	1,520,000	1,485,314
4.00%, 3/15/2029	1,527,000	1,481,297
Marvell Technology Group Ltd. 4.88%, 6/22/2028	5,000	4,904
Marvell Technology, Inc.:
1.65%, 4/15/2026	450,000	418,788
2.45%, 4/15/2028	1,441,000	1,299,263
2.95%, 4/15/2031	1,469,000	1,269,231
4.88%, 6/22/2028	235,000	232,062
5.75%, 2/15/2029 (a)	1,506,000	1,542,792
5.95%, 9/15/2033	1,499,000	1,553,624
Microchip Technology, Inc.:
4.25%, 9/1/2025	2,476,200	2,437,373
5.05%, 3/15/2029	1,385,000	1,386,108
Micron Technology, Inc.:
2.70%, 4/15/2032	520,000	434,637
4.19%, 2/15/2027 (a)	1,747,000	1,703,115
4.66%, 2/15/2030	2,051,000	2,004,832
4.98%, 2/6/2026	1,394,000	1,386,779
5.30%, 1/15/2031 (a)	500,000	503,200
5.33%, 2/6/2029	1,893,000	1,910,151
5.38%, 4/15/2028 (a)	1,691,000	1,707,487
5.88%, 2/9/2033	1,937,000	2,002,432
5.88%, 9/15/2033 (a)	1,852,000	1,918,913
6.75%, 11/1/2029	2,165,000	2,323,565
NVIDIA Corp.:
1.55%, 6/15/2028 (a)	1,516,000	1,351,256
2.00%, 6/15/2031 (a)	2,070,000	1,749,398
2.85%, 4/1/2030	3,424,000	3,109,197
3.20%, 9/16/2026	1,527,000	1,474,563
NXP BV/NXP Funding LLC 5.35%, 3/1/2026 (a)	2,056,000	2,056,596
NXP BV/NXP Funding LLC/NXP USA, Inc.:
2.50%, 5/11/2031	1,621,000	1,357,101
Security Description	Principal Amount	Value
2.65%, 2/15/2032	$1,779,000	$1,476,712
2.70%, 5/1/2025	538,000	522,307
3.15%, 5/1/2027 (a)	583,000	551,011
3.40%, 5/1/2030	1,923,000	1,744,488
3.88%, 6/18/2026 (a)	1,840,000	1,786,235
4.30%, 6/18/2029 (a)	1,745,000	1,681,133
4.40%, 6/1/2027 (a)	520,000	510,094
5.00%, 1/15/2033 (a)	1,771,000	1,729,842
Qorvo, Inc. 4.38%, 10/15/2029	2,141,000	2,007,230
QUALCOMM, Inc.:
1.30%, 5/20/2028 (a)	1,824,000	1,600,815
1.65%, 5/20/2032	1,009,000	799,289
2.15%, 5/20/2030 (a)	1,634,000	1,419,456
3.25%, 5/20/2027 (a)	4,274,000	4,096,543
3.45%, 5/20/2025	736,000	722,413
4.25%, 5/20/2032 (a)	1,554,000	1,497,481
5.40%, 5/20/2033 (a)	1,997,000	2,095,093
Skyworks Solutions, Inc.:
1.80%, 6/1/2026	2,210,000	2,051,013
3.00%, 6/1/2031	1,399,500	1,175,762
Texas Instruments, Inc.:
1.13%, 9/15/2026 (a)	1,218,000	1,113,849
1.75%, 5/4/2030 (a)	1,655,000	1,397,896
1.90%, 9/15/2031	983,000	818,672
2.25%, 9/4/2029 (a)	1,392,000	1,232,839
2.90%, 11/3/2027	1,112,000	1,047,915
3.65%, 8/16/2032 (a)	1,517,000	1,406,168
4.60%, 2/8/2027	1,147,000	1,145,199
4.60%, 2/15/2028 (a)	1,495,000	1,496,286
4.60%, 2/8/2029 (a)	1,277,000	1,279,350
4.85%, 2/8/2034 (a)	1,802,000	1,810,776
4.90%, 3/14/2033 (a)	1,470,000	1,485,611
TSMC Arizona Corp.:
1.75%, 10/25/2026	1,824,000	1,680,068
2.50%, 10/25/2031	3,237,000	2,768,509
3.88%, 4/22/2027	1,058,000	1,026,620
4.13%, 4/22/2029	1,882,000	1,832,221
4.25%, 4/22/2032	701,000	682,437
Xilinx, Inc. 2.38%, 6/1/2030	2,171,000	1,885,492
		187,437,031
SHIPBUILDING — 0.1%
Huntington Ingalls Industries, Inc.:
2.04%, 8/16/2028	1,132,000	989,300
3.84%, 5/1/2025 (a)	2,124,000	2,082,986
4.20%, 5/1/2030	1,608,000	1,508,690
		4,580,976
SOFTWARE — 2.0%
Adobe, Inc.:
2.15%, 2/1/2027 (a)	1,500,000	1,400,640
2.30%, 2/1/2030	1,613,000	1,418,504

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Autodesk, Inc.:
2.40%, 12/15/2031 (a)	$1,530,000	$1,279,937
2.85%, 1/15/2030	501,000	447,814
3.50%, 6/15/2027	1,867,000	1,786,812
4.38%, 6/15/2025 (a)	476,000	471,307
Broadridge Financial Solutions, Inc.:
2.60%, 5/1/2031	2,233,000	1,883,335
2.90%, 12/1/2029	1,279,000	1,134,729
3.40%, 6/27/2026	1,748,000	1,679,321
Concentrix Corp.:
6.60%, 8/2/2028 (a)	3,090,000	3,125,288
6.65%, 8/2/2026	1,629,000	1,641,364
6.85%, 8/2/2033 (a)	2,023,000	2,008,677
Electronic Arts, Inc.:
1.85%, 2/15/2031	1,768,000	1,448,558
4.80%, 3/1/2026	159,000	158,006
Fidelity National Information Services, Inc.:
1.15%, 3/1/2026	2,875,000	2,661,301
1.65%, 3/1/2028	870,000	767,140
5.10%, 7/15/2032 (a)	1,670,000	1,670,785
Fiserv, Inc.:
2.25%, 6/1/2027 (a)	1,790,000	1,644,652
2.65%, 6/1/2030	1,958,000	1,705,790
3.20%, 7/1/2026	2,798,000	2,681,939
3.50%, 7/1/2029	4,152,000	3,866,301
3.85%, 6/1/2025	2,000,000	1,961,780
4.20%, 10/1/2028	1,522,000	1,469,217
5.15%, 3/15/2027	2,215,000	2,222,088
5.35%, 3/15/2031 (a)	1,950,000	1,971,860
5.38%, 8/21/2028	1,875,000	1,893,956
5.45%, 3/2/2028	1,564,000	1,583,894
5.45%, 3/15/2034	1,725,000	1,747,580
5.60%, 3/2/2033	1,669,000	1,701,963
5.63%, 8/21/2033	2,147,000	2,192,753
Intuit, Inc.:
0.95%, 7/15/2025	1,438,000	1,362,836
1.35%, 7/15/2027	639,000	571,470
1.65%, 7/15/2030	1,881,000	1,554,101
5.13%, 9/15/2028 (a)	1,675,000	1,705,452
5.20%, 9/15/2033	1,782,000	1,814,486
5.25%, 9/15/2026	1,225,000	1,236,282
Microsoft Corp.:
1.35%, 9/15/2030 (a) (e)	1,999,000	1,649,075
2.40%, 8/8/2026	7,276,000	6,905,724
3.30%, 2/6/2027	3,959,000	3,837,696
3.40%, 9/15/2026 (e)	1,288,000	1,247,480
3.40%, 6/15/2027 (e)	669,000	644,561
Oracle Corp.:
1.65%, 3/25/2026	4,836,000	4,514,986
2.30%, 3/25/2028	2,643,000	2,386,180
2.50%, 4/1/2025	5,695,000	5,524,492
2.65%, 7/15/2026	4,724,000	4,472,211
2.80%, 4/1/2027	5,553,000	5,210,047
Security Description	Principal Amount	Value
2.88%, 3/25/2031	$5,612,000	$4,880,869
2.95%, 5/15/2025	3,895,000	3,793,107
2.95%, 4/1/2030	6,163,000	5,486,118
3.25%, 11/15/2027	4,047,000	3,810,777
3.25%, 5/15/2030 (a)	987,000	894,755
4.50%, 5/6/2028 (a)	1,355,000	1,335,244
4.65%, 5/6/2030 (a)	1,367,000	1,339,947
4.90%, 2/6/2033 (a)	4,838,000	4,735,773
5.80%, 11/10/2025	1,681,000	1,694,549
6.15%, 11/9/2029 (a)	1,595,000	1,681,704
6.25%, 11/9/2032 (a)	3,568,000	3,819,401
Roper Technologies, Inc.:
1.00%, 9/15/2025	1,728,000	1,625,201
1.40%, 9/15/2027	642,000	569,448
1.75%, 2/15/2031	1,991,000	1,604,726
2.00%, 6/30/2030	799,000	667,676
2.95%, 9/15/2029	1,095,000	986,376
3.80%, 12/15/2026	1,998,000	1,936,741
3.85%, 12/15/2025	712,000	696,799
4.20%, 9/15/2028 (a)	1,414,000	1,373,644
Salesforce, Inc.:
1.50%, 7/15/2028	1,181,000	1,039,292
1.95%, 7/15/2031	2,921,000	2,425,920
3.70%, 4/11/2028 (a)	2,179,000	2,114,175
ServiceNow, Inc. 1.40%, 9/1/2030	3,435,000	2,779,052
Take-Two Interactive Software, Inc.:
3.55%, 4/14/2025	1,707,000	1,674,977
3.70%, 4/14/2027	625,000	599,831
4.00%, 4/14/2032	950,000	877,449
4.95%, 3/28/2028	1,818,000	1,811,473
5.00%, 3/28/2026	1,198,000	1,192,118
VMware LLC:
1.40%, 8/15/2026	2,550,000	2,329,043
1.80%, 8/15/2028	1,806,000	1,574,001
2.20%, 8/15/2031	1,946,000	1,582,954
3.90%, 8/21/2027	2,040,000	1,954,952
4.50%, 5/15/2025	1,964,000	1,945,008
4.65%, 5/15/2027 (a)	2,065,000	2,031,010
4.70%, 5/15/2030	1,334,000	1,298,996
Workday, Inc.:
3.50%, 4/1/2027 (a)	1,505,000	1,441,007
3.70%, 4/1/2029	1,248,000	1,176,926
3.80%, 4/1/2032 (a)	1,705,000	1,552,368
		170,597,777
TELECOMMUNICATIONS — 3.4%
America Movil SAB de CV:
2.88%, 5/7/2030	1,665,000	1,470,362
3.63%, 4/22/2029	2,693,000	2,516,582
4.70%, 7/21/2032 (a)	1,558,000	1,504,529
AT&T, Inc.:
1.65%, 2/1/2028	4,346,000	3,849,730
1.70%, 3/25/2026	6,818,000	6,374,421
2.25%, 2/1/2032 (a)	5,679,000	4,616,686

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
2.30%, 6/1/2027	$2,838,000	$2,615,841
2.55%, 12/1/2033 (a)	2,969,000	2,380,307
2.75%, 6/1/2031	3,541,000	3,049,297
2.95%, 7/15/2026	883,000	840,907
3.80%, 2/15/2027 (a)	3,466,000	3,356,128
3.88%, 1/15/2026	4,410,000	4,309,452
4.10%, 2/15/2028	2,548,000	2,471,611
4.25%, 3/1/2027 (a)	4,687,000	4,603,900
4.30%, 2/15/2030	6,593,000	6,330,137
4.35%, 3/1/2029 (a)	6,292,000	6,132,498
5.54%, 2/20/2026	1,697,000	1,696,932
Bell Telephone Co. of Canada or Bell Canada:
Series US-5, 2.15%, 2/15/2032 (a)	1,831,000	1,480,272
5.10%, 5/11/2033	1,825,000	1,812,225
5.20%, 2/15/2034 (a)	1,944,000	1,926,485
British Telecommunications PLC:
5.13%, 12/4/2028 (a)	1,596,000	1,606,214
9.63%, 12/15/2030	6,267,000	7,686,288
Cisco Systems, Inc.:
2.50%, 9/20/2026	2,457,000	2,327,344
2.95%, 2/28/2026	287,000	277,035
3.50%, 6/15/2025 (a)	452,000	444,655
4.80%, 2/26/2027	2,165,000	2,169,330
4.85%, 2/26/2029	10,178,000	10,256,981
4.90%, 2/26/2026 (a)	1,640,000	1,641,755
4.95%, 2/26/2031	1,950,000	1,966,731
5.05%, 2/26/2034	3,854,000	3,904,102
Deutsche Telekom International Finance BV:
8.75%, 6/15/2030	6,094,000	7,204,997
9.25%, 6/1/2032	1,205,000	1,524,193
Juniper Networks, Inc.:
1.20%, 12/10/2025	1,228,000	1,139,559
2.00%, 12/10/2030	3,259,000	2,649,143
3.75%, 8/15/2029	1,084,000	1,009,497
Koninklijke KPN NV 8.38%, 10/1/2030	1,668,000	1,954,929
Motorola Solutions, Inc.:
2.30%, 11/15/2030	1,573,000	1,321,776
2.75%, 5/24/2031	2,096,000	1,777,282
4.60%, 5/23/2029 (a)	2,000	1,961
5.00%, 4/15/2029	1,235,000	1,229,677
5.60%, 6/1/2032 (a)	2,169,000	2,200,038
Nokia OYJ 4.38%, 6/12/2027	1,371,000	1,320,643
Orange SA 9.00%, 3/1/2031	3,578,000	4,339,649
Rogers Communications, Inc.:
2.90%, 11/15/2026	1,154,000	1,087,645
2.95%, 3/15/2025 (e)	1,000	975
3.20%, 3/15/2027 (a)	1,584,000	1,504,436
3.63%, 12/15/2025	1,993,000	1,935,402
3.80%, 3/15/2032	3,332,000	2,998,967
Security Description	Principal Amount	Value
5.00%, 2/15/2029 (a)	$1,844,000	$1,831,830
5.30%, 2/15/2034	2,194,000	2,173,201
Sprint Capital Corp.:
6.88%, 11/15/2028 (a)	4,098,000	4,362,280
8.75%, 3/15/2032	3,319,000	4,021,334
Sprint LLC:
7.13%, 6/15/2024	474,000	475,100
7.63%, 2/15/2025	194,000	196,413
7.63%, 3/1/2026	2,465,000	2,545,507
Telefonica Emisiones SA 4.10%, 3/8/2027	2,097,000	2,040,276
Telefonica Europe BV 8.25%, 9/15/2030	3,066,000	3,506,155
TELUS Corp.:
2.80%, 2/16/2027	1,342,000	1,260,165
3.40%, 5/13/2032 (a)	1,576,000	1,380,686
3.70%, 9/15/2027	1,911,000	1,827,050
T-Mobile USA, Inc.:
1.50%, 2/15/2026	3,007,000	2,807,576
2.05%, 2/15/2028	2,574,000	2,306,150
2.25%, 2/15/2026	3,313,000	3,134,529
2.25%, 11/15/2031	1,900,000	1,559,729
2.40%, 3/15/2029	1,903,000	1,687,542
2.55%, 2/15/2031	4,786,000	4,075,518
2.63%, 4/15/2026 (a)	2,063,000	1,959,747
2.63%, 2/15/2029	1,941,000	1,738,534
2.70%, 3/15/2032	3,071,000	2,582,588
2.88%, 2/15/2031	1,931,000	1,679,236
3.38%, 4/15/2029	4,086,000	3,781,634
3.50%, 4/15/2025	4,660,000	4,568,617
3.50%, 4/15/2031	6,135,000	5,542,298
3.75%, 4/15/2027	6,683,000	6,435,328
3.88%, 4/15/2030 (a)	11,653,000	10,923,289
4.75%, 2/1/2028 (a)	1,922,000	1,896,860
4.80%, 7/15/2028	1,539,000	1,526,242
4.85%, 1/15/2029 (a)	1,953,000	1,939,544
4.95%, 3/15/2028	1,241,000	1,238,729
5.05%, 7/15/2033	3,896,000	3,852,871
5.15%, 4/15/2034	585,000	582,964
5.20%, 1/15/2033 (a)	2,194,000	2,196,413
5.38%, 4/15/2027	1,323,000	1,329,787
Verizon Communications, Inc.:
0.85%, 11/20/2025 (a)	2,387,000	2,224,970
1.45%, 3/20/2026 (a)	3,287,000	3,065,653
1.50%, 9/18/2030 (a)	2,034,000	1,660,802
1.68%, 10/30/2030	1,948,000	1,588,029
1.75%, 1/20/2031	3,201,000	2,598,668
2.10%, 3/22/2028	4,545,000	4,093,454
2.36%, 3/15/2032	9,520,000	7,822,870
2.55%, 3/21/2031	5,866,500	5,012,044
2.63%, 8/15/2026	1,500,000	1,421,400
3.00%, 3/22/2027 (a)	5,809,000	5,506,351
3.15%, 3/22/2030 (a)	2,489,000	2,252,197
3.88%, 2/8/2029 (a)	1,582,000	1,514,449
4.02%, 12/3/2029	7,708,000	7,356,207

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.13%, 3/16/2027 (a)	$5,614,000	$5,491,783
4.33%, 9/21/2028	6,828,000	6,678,125
4.50%, 8/10/2033	995,000	951,817
5.05%, 5/9/2033 (a)	1,814,000	1,814,000
7.75%, 12/1/2030	1,844,000	2,124,343
Vodafone Group PLC:
4.13%, 5/30/2025	2,618,000	2,578,390
4.38%, 5/30/2028 (a)	1,656,000	1,632,684
6.25%, 11/30/2032 (a)	1,349,000	1,448,327
7.88%, 2/15/2030 (a)	1,578,000	1,799,441
		296,421,232
TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc.:
3.50%, 9/15/2027	1,074,000	1,010,280
3.55%, 11/19/2026	1,573,000	1,499,242
3.90%, 11/19/2029 (a)	3,254,000	3,020,558
		5,530,080
TRANSPORTATION — 1.0%
BNSF Funding Trust I 3 mo. USD Term SOFR + 2.35%, 6.61%, 12/15/2055 (a) (b)	374,000	371,427
Burlington Northern Santa Fe LLC:
3.00%, 4/1/2025	1,747,000	1,709,684
3.25%, 6/15/2027	1,925,000	1,839,203
3.65%, 9/1/2025	909,000	890,802
7.00%, 12/15/2025	1,083,000	1,117,050
Canadian National Railway Co.:
2.75%, 3/1/2026	1,020,000	980,761
3.85%, 8/5/2032 (a)	1,953,000	1,814,239
5.85%, 11/1/2033	862,000	920,185
6.90%, 7/15/2028	869,000	939,372
Canadian Pacific Railway Co.:
1.75%, 12/2/2026	1,373,000	1,261,114
2.05%, 3/5/2030	200,000	170,232
2.45%, 12/2/2031 (a)	1,100,000	984,819
2.88%, 11/15/2029	14,000	12,551
4.00%, 6/1/2028 (a)	1,518,000	1,463,276
7.13%, 10/15/2031 (a)	2,137,000	2,400,749
CH Robinson Worldwide, Inc. 4.20%, 4/15/2028 (a)	1,169,000	1,135,333
CSX Corp.:
2.40%, 2/15/2030	2,201,000	1,925,303
2.60%, 11/1/2026	1,588,000	1,502,439
3.25%, 6/1/2027	1,775,000	1,691,113
3.35%, 11/1/2025	2,164,000	2,105,009
3.80%, 3/1/2028 (a)	1,305,000	1,262,418
4.10%, 11/15/2032 (a)	1,037,000	977,238
4.25%, 3/15/2029 (a)	1,318,000	1,290,796
FedEx Corp.:
2.40%, 5/15/2031 (a)	1,582,000	1,343,608
3.10%, 8/5/2029 (a)	1,931,000	1,769,607
Security Description	Principal Amount	Value
3.25%, 4/1/2026 (a)	$1,696,000	$1,641,406
3.40%, 2/15/2028	1,070,000	1,015,740
4.20%, 10/17/2028 (a)	485,000	470,964
4.25%, 5/15/2030 (a)	2,267,000	2,193,164
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	1,544,000	1,509,661
Kirby Corp. 4.20%, 3/1/2028	1,243,000	1,201,757
Norfolk Southern Corp.:
2.30%, 5/15/2031	1,135,000	958,791
2.55%, 11/1/2029	1,482,000	1,309,466
2.90%, 6/15/2026	1,947,000	1,860,436
3.00%, 3/15/2032	1,147,000	996,433
3.15%, 6/1/2027	64,000	60,524
3.65%, 8/1/2025	1,787,000	1,749,670
3.80%, 8/1/2028	299,000	286,448
4.45%, 3/1/2033	591,000	567,047
5.05%, 8/1/2030	2,319,000	2,327,673
7.80%, 5/15/2027	467,000	505,322
Ryder System, Inc.:
Series MTN, 1.75%, 9/1/2026	50,000	46,073
Series MTN, 2.85%, 3/1/2027	1,407,000	1,319,879
Series MTN, 2.90%, 12/1/2026 (a)	534,000	504,037
Series MTN, 3.35%, 9/1/2025	722,000	701,445
Series MTN, 4.30%, 6/15/2027 (a)	187,000	182,385
Series MTN, 4.63%, 6/1/2025	1,518,000	1,502,607
Series MTN, 5.25%, 6/1/2028	1,493,000	1,499,942
Series MTN, 5.30%, 3/15/2027	335,000	337,482
Series MTN, 5.38%, 3/15/2029 (a)	2,075,000	2,092,783
Series MTN, 5.65%, 3/1/2028	1,113,000	1,134,581
6.30%, 12/1/2028	1,775,000	1,859,845
Union Pacific Corp.:
2.15%, 2/5/2027	1,486,000	1,382,411
2.38%, 5/20/2031 (a)	2,050,000	1,749,613
2.40%, 2/5/2030	1,549,000	1,358,318
2.75%, 3/1/2026	1,195,000	1,147,762
2.80%, 2/14/2032	1,737,000	1,508,932
3.00%, 4/15/2027	1,567,000	1,489,966
3.25%, 8/15/2025	1,445,000	1,409,236
3.75%, 7/15/2025 (a)	1,440,000	1,415,448
3.95%, 9/10/2028 (a)	1,037,000	1,011,718
4.50%, 1/20/2033 (a)	1,247,000	1,215,314
4.75%, 2/21/2026	689,000	688,180
6.63%, 2/1/2029	468,000	506,881

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
United Parcel Service, Inc.:
2.40%, 11/15/2026	$620,000	$583,370
2.50%, 9/1/2029	154,000	138,383
3.05%, 11/15/2027	760,000	717,653
3.90%, 4/1/2025	2,497,000	2,464,389
4.45%, 4/1/2030 (a)	1,607,000	1,593,582
4.88%, 3/3/2033 (a)	3,252,000	3,257,268
		85,352,313
TRUCKING & LEASING — 0.1%
GATX Corp.:
1.90%, 6/1/2031 (a)	375,000	298,744
3.25%, 9/15/2026	1,410,000	1,345,521
3.50%, 3/15/2028	1,793,000	1,688,504
3.50%, 6/1/2032 (a)	2,226,000	1,948,418
3.85%, 3/30/2027	837,000	807,027
4.70%, 4/1/2029	92,000	90,233
4.90%, 3/15/2033	50,000	48,086
5.40%, 3/15/2027	1,794,000	1,807,778
		8,034,311
VENTURE CAPITAL — 0.0% (d)
Hercules Capital, Inc.:
2.63%, 9/16/2026	586,000	531,361
3.38%, 1/20/2027	774,000	711,616
		1,242,977
WATER — 0.1%
American Water Capital Corp.:
2.30%, 6/1/2031	1,747,000	1,454,744
2.80%, 5/1/2030	1,589,000	1,400,624
3.45%, 6/1/2029	1,585,000	1,478,425
4.45%, 6/1/2032	1,932,000	1,864,902
5.15%, 3/1/2034 (a)	1,475,000	1,480,811
Essential Utilities, Inc.:
2.40%, 5/1/2031	1,373,000	1,135,787
2.70%, 4/15/2030	1,555,000	1,343,971
3.57%, 5/1/2029 (a)	265,000	247,690
5.38%, 1/15/2034	500,000	497,950
United Utilities PLC 6.88%, 8/15/2028	1,055,000	1,120,505
		12,025,409
TOTAL CORPORATE BONDS & NOTES (Cost $8,707,077,269)		8,482,502,914
FOREIGN GOVERNMENT OBLIGATIONS — 0.1%
AUSTRALIA — 0.1%
National Australia Bank Ltd.:
3.50%, 06/09/2025	1,491,000	1,462,566
5.20%, 05/13/2025	1,315,000	1,315,145
		2,777,711
Security Description	Principal Amount	Value
BRAZIL — 0.0% (d)
Vale Overseas Ltd. 6.13%, 6/12/2033	$2,075,000	$2,094,526
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $4,901,472)		4,872,237
	Shares
SHORT-TERM INVESTMENTS — 8.8%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (f) (g)	68,766,410	68,787,040
State Street Navigator Securities Lending Portfolio II (h) (i)	691,999,973	691,999,973
TOTAL SHORT-TERM INVESTMENTS (Cost $760,787,494)		760,787,013
TOTAL INVESTMENTS — 107.2% (Cost $9,472,766,235)		9,248,162,164
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.2)%		(618,086,049)
NET ASSETS — 100.0%		$8,630,076,115
(a)	All or a portion of the shares of the security are on loan at March 31, 2024.
(b)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2024. Maturity date shown is the final maturity.
(d)	Amount is less than 0.05% of net assets.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.0% of net assets as of March 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2024.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
CMT	Constant Maturity Treasury
DMTN	Domestic Medium - Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$8,482,502,914	$—	$8,482,502,914
Foreign Government Obligations	—	4,872,237	—	4,872,237
Short-Term Investments	760,787,013	—	—	760,787,013
TOTAL INVESTMENTS	$760,787,013	$8,487,375,151	$—	$9,248,162,164

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	33,957,357	$33,964,148	$835,426,727	$800,591,741	$(11,613)	$(481)	68,766,410	$68,787,040	$636,842
State Street Navigator Securities Lending Portfolio II	349,399,765	349,399,765	2,360,597,928	2,017,997,720	—	—	691,999,973	691,999,973	1,290,259
Total		$383,363,913	$3,196,024,655	$2,818,589,461	$(11,613)	$(481)		$760,787,013	$1,927,101
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 98.9%
U.S. Treasury Bonds:
5.25%, 11/15/2028	$287,800	$299,200
5.25%, 2/15/2029	445,100	464,086
5.38%, 2/15/2031	4,311,000	4,621,527
5.50%, 8/15/2028 (a)	586,500	614,863
6.13%, 11/15/2027	7,258,900	7,680,824
6.13%, 8/15/2029	371,300	403,992
6.25%, 5/15/2030	216,600	239,495
6.38%, 8/15/2027	1,206,800	1,279,208
U.S. Treasury Notes:
0.38%, 7/31/2027	10,542,600	9,246,190
0.38%, 9/30/2027	32,682,200	28,499,900
0.50%, 4/30/2027 (a)	16,982,200	15,087,623
0.50%, 5/31/2027	13,293,100	11,773,740
0.50%, 6/30/2027	9,407,700	8,310,380
0.50%, 8/31/2027	16,926,500	14,868,872
0.50%, 10/31/2027	14,658,100	12,802,934
0.63%, 11/30/2027	25,404,400	22,236,789
0.63%, 12/31/2027	26,213,700	22,879,645
0.63%, 5/15/2030	83,119,800	67,132,226
0.63%, 8/15/2030	93,457,100	74,853,296
0.75%, 1/31/2028	19,233,000	16,828,875
0.88%, 11/15/2030	80,808,500	65,429,632
1.00%, 7/31/2028	73,588,500	64,131,228
1.13%, 2/29/2028	8,366,000	7,411,753
1.13%, 8/31/2028	57,025,000	49,870,145
1.13%, 2/15/2031	51,065,600	41,889,750
1.25%, 3/31/2028	19,145,800	17,014,334
1.25%, 4/30/2028	28,558,800	25,325,855
1.25%, 5/31/2028	50,840,700	44,986,076
1.25%, 6/30/2028	107,679,300	95,094,282
1.25%, 9/30/2028	69,103,900	60,644,071
1.25%, 8/15/2031	118,111,200	96,242,173
1.38%, 10/31/2028	64,177,300	56,551,232
1.38%, 12/31/2028	22,757,900	19,971,835
1.38%, 11/15/2031 (a)	72,948,500	59,612,602
1.50%, 11/30/2028	80,039,600	70,803,781
1.50%, 2/15/2030	40,691,500	34,981,974
1.63%, 8/15/2029	801,000	703,253
1.63%, 5/15/2031	39,792,300	33,543,665
1.75%, 1/31/2029	119,433,000	106,537,968
1.75%, 11/15/2029	30,218,500	26,608,806
1.88%, 2/28/2029	86,798,300	77,772,633
1.88%, 2/15/2032	71,910,500	60,753,136
2.25%, 8/15/2027	14,858,000	13,873,658
2.25%, 11/15/2027	9,942,000	9,248,390
2.38%, 5/15/2027	39,967,000	37,612,694
2.38%, 3/31/2029	40,557,900	37,177,019
2.38%, 5/15/2029	43,796,200	40,076,945
2.63%, 5/31/2027 (a)	50,965,400	48,305,643
2.63%, 2/15/2029	34,565,300	32,118,725
2.63%, 7/31/2029	81,326,700	75,150,954
2.75%, 4/30/2027	55,961,700	53,303,519
Security Description	Principal Amount	Value
2.75%, 7/31/2027	$109,642,500	$104,134,678
2.75%, 2/15/2028	10,659,100	10,062,024
2.75%, 5/31/2029	68,835,600	64,135,419
2.75%, 8/15/2032	141,151,100	126,661,057
2.88%, 5/15/2028	22,438,900	21,238,068
2.88%, 8/15/2028 (a)	66,989,600	63,263,304
2.88%, 4/30/2029	91,049,200	85,415,531
2.88%, 5/15/2032	105,518,200	95,856,690
3.13%, 8/31/2027	58,544,100	56,243,500
3.13%, 11/15/2028	15,455,300	14,722,381
3.13%, 8/31/2029	87,717,000	83,057,034
3.25%, 6/30/2027	19,123,300	18,471,913
3.25%, 6/30/2029	35,461,700	33,827,137
3.38%, 5/15/2033	123,434,400	115,681,177
3.50%, 1/31/2028	116,626,400	113,227,834
3.50%, 4/30/2028	49,273,800	47,807,135
3.50%, 1/31/2030	49,784,200	47,913,403
3.50%, 4/30/2030	57,038,700	54,823,995
3.50%, 2/15/2033	85,881,100	81,372,342
3.63%, 3/31/2028	61,251,800	59,720,505
3.63%, 5/31/2028 (a)	88,713,000	86,481,314
3.63%, 3/31/2030	57,153,200	55,335,907
3.75%, 12/31/2028	79,083,900	77,421,903
3.75%, 5/31/2030	56,517,500	55,051,577
3.75%, 6/30/2030	47,612,100	46,366,002
3.75%, 12/31/2030	10,654,100	10,361,112
3.88%, 11/30/2027	53,247,300	52,398,671
3.88%, 12/31/2027	63,722,100	62,711,508
3.88%, 9/30/2029	38,820,400	38,144,076
3.88%, 11/30/2029 (a)	34,359,400	33,747,373
3.88%, 12/31/2029	59,247,700	58,183,093
3.88%, 8/15/2033	125,951,800	122,684,925
4.00%, 2/29/2028 (a)	87,282,500	86,280,115
4.00%, 6/30/2028 (a)	57,852,300	57,215,021
4.00%, 1/31/2029	22,454,200	22,229,658
4.00%, 10/31/2029	32,199,300	31,826,996
4.00%, 2/28/2030	47,003,800	46,452,974
4.00%, 7/31/2030	39,246,600	38,746,819
4.00%, 1/31/2031	5,063,200	4,998,328
4.00%, 2/15/2034	81,857,000	80,526,824
4.13%, 9/30/2027	75,148,900	74,573,541
4.13%, 10/31/2027	100,910,200	100,121,839
4.13%, 7/31/2028	58,468,500	58,121,343
4.13%, 3/31/2029	9,994,700	9,954,658
4.13%, 8/31/2030	79,011,600	78,536,296
4.13%, 3/31/2031	9,994,700	9,942,900
4.13%, 11/15/2032 (a)	126,410,800	125,600,981
4.25%, 2/28/2029 (a)	63,390,800	63,494,801
4.25%, 2/28/2031	37,952,600	38,029,691
4.38%, 8/31/2028	64,813,200	65,086,631
4.38%, 11/30/2028	57,929,700	58,255,555
4.38%, 11/30/2030	65,285,400	65,836,246
4.50%, 11/15/2033	114,851,400	117,453,502
4.63%, 9/30/2028	57,629,300	58,471,228
4.63%, 9/30/2030	36,978,600	37,799,063

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM TREASURY ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.88%, 10/31/2028	$59,890,800	$61,406,786
4.88%, 10/31/2030	55,866,600	57,909,223
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,388,742,377)		5,228,265,003
	Shares
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.30% (b) (c)	21,665,119	21,665,119
State Street Navigator Securities Lending Portfolio II (d) (e)	4,576,485	4,576,485
TOTAL SHORT-TERM INVESTMENTS (Cost $26,241,604)		26,241,604
TOTAL INVESTMENTS — 99.4% (Cost $5,414,983,981)		5,254,506,607
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%		29,419,623
NET ASSETS — 100.0%		$5,283,926,230

(a)	All or a portion of the shares of the security are on loan at March 31, 2024.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2024.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$5,228,265,003	$—	$5,228,265,003
Short-Term Investments	26,241,604	—	—	26,241,604
TOTAL INVESTMENTS	$26,241,604	$5,228,265,003	$—	$5,254,506,607

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	7,557,777	$7,557,777	$160,626,269	$146,518,927	$—	$—	21,665,119	$21,665,119	$257,007
State Street Navigator Securities Lending Portfolio II	106,444,568	106,444,568	5,429,068,088	5,530,936,171	—	—	4,576,485	4,576,485	351,596
Total		$114,002,345	$5,589,694,357	$5,677,455,098	$—	$—		$26,241,604	$608,603
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.2%
ADVERTISING — 0.0% (a)
Interpublic Group of Cos., Inc.:
3.38%, 3/1/2041	$20,000	$14,926
5.40%, 10/1/2048	270,000	253,049
		267,975
AEROSPACE & DEFENSE — 2.6%
Boeing Co.:
3.25%, 2/1/2035	117,000	92,170
3.38%, 6/15/2046	193,000	130,429
3.50%, 3/1/2039	168,000	124,661
3.55%, 3/1/2038	200,000	150,820
3.60%, 5/1/2034	114,000	94,548
3.63%, 3/1/2048	185,000	126,248
3.65%, 3/1/2047	214,000	149,862
3.75%, 2/1/2050	360,000	250,459
3.83%, 3/1/2059	103,000	68,555
3.85%, 11/1/2048	230,000	161,920
3.90%, 5/1/2049	302,000	215,205
3.95%, 8/1/2059	375,000	256,658
5.71%, 5/1/2040	1,033,000	988,767
5.81%, 5/1/2050	1,916,000	1,812,134
5.88%, 2/15/2040	190,000	182,563
5.93%, 5/1/2060	1,298,000	1,215,759
6.63%, 2/15/2038	197,000	205,418
6.88%, 3/15/2039	181,000	192,611
General Dynamics Corp.:
2.85%, 6/1/2041	90,000	66,625
3.60%, 11/15/2042 (b)	158,000	128,419
4.25%, 4/1/2040	367,000	332,205
4.25%, 4/1/2050	256,000	223,529
L3Harris Technologies, Inc.:
5.05%, 4/27/2045	90,000	84,652
5.35%, 6/1/2034 (b)	500,000	499,545
5.60%, 7/31/2053	100,000	101,628
6.15%, 12/15/2040	197,000	208,712
Lockheed Martin Corp.:
2.80%, 6/15/2050	330,000	218,698
3.80%, 3/1/2045	378,000	309,828
4.07%, 12/15/2042	464,604	402,342
4.09%, 9/15/2052	561,600	471,312
4.15%, 6/15/2053	326,000	274,860
4.30%, 6/15/2062	217,000	183,673
4.70%, 5/15/2046 (b)	474,000	441,882
4.75%, 2/15/2034	179,000	176,659
4.80%, 8/15/2034	225,000	222,550
5.20%, 2/15/2055	375,000	373,976
5.20%, 2/15/2064	230,000	227,647
5.70%, 11/15/2054	475,000	506,184
5.72%, 6/1/2040	157,000	165,465
5.90%, 11/15/2063	256,000	280,476
Series B, 6.15%, 9/1/2036	176,000	192,354
Security Description	Principal Amount	Value
Northrop Grumman Corp.:
3.85%, 4/15/2045	$93,000	$75,166
4.03%, 10/15/2047	612,000	500,304
4.75%, 6/1/2043	10,000	9,215
4.90%, 6/1/2034	440,000	432,304
4.95%, 3/15/2053	365,000	342,355
5.05%, 11/15/2040	139,000	134,633
5.15%, 5/1/2040	218,000	213,736
5.20%, 6/1/2054	710,000	691,291
5.25%, 5/1/2050	309,000	302,458
RTX Corp.:
2.82%, 9/1/2051	261,000	165,926
3.03%, 3/15/2052	10,000	6,621
3.75%, 11/1/2046	569,000	440,998
4.05%, 5/4/2047	171,000	139,538
4.15%, 5/15/2045	434,000	360,120
4.35%, 4/15/2047	262,000	223,028
4.45%, 11/16/2038	234,382	211,145
4.50%, 6/1/2042	1,098,000	980,481
4.63%, 11/16/2048	488,000	433,407
4.70%, 12/15/2041	176,000	158,893
4.80%, 12/15/2043	153,000	139,395
4.88%, 10/15/2040	305,000	285,013
5.38%, 2/27/2053	592,000	582,617
5.40%, 5/1/2035	70,000	71,257
5.70%, 4/15/2040	96,000	97,633
6.05%, 6/1/2036	167,000	175,823
6.13%, 7/15/2038	386,000	411,198
6.40%, 3/15/2054	275,000	311,443
		20,408,006
AGRICULTURE — 1.5%
Altria Group, Inc.:
3.40%, 2/4/2041	495,000	363,444
3.70%, 2/4/2051	409,000	285,989
3.88%, 9/16/2046	584,000	436,803
4.00%, 2/4/2061 (b)	323,000	236,675
4.25%, 8/9/2042	414,000	339,443
4.45%, 5/6/2050	185,000	147,336
4.50%, 5/2/2043	354,000	297,785
5.38%, 1/31/2044 (b)	624,000	615,046
5.80%, 2/14/2039	689,000	698,853
5.95%, 2/14/2049 (b)	801,000	814,953
6.20%, 2/14/2059	1,000	1,032
Archer-Daniels-Midland Co.:
2.70%, 9/15/2051	35,000	22,321
3.75%, 9/15/2047	255,000	197,492
4.02%, 4/16/2043	227,000	186,889
4.50%, 3/15/2049 (b)	208,000	182,761
4.54%, 3/26/2042	200,000	182,696
5.38%, 9/15/2035	96,000	98,298
BAT Capital Corp.:
3.73%, 9/25/2040	362,000	268,926
3.98%, 9/25/2050	425,000	299,162
4.39%, 8/15/2037	943,000	792,544
4.54%, 8/15/2047	796,000	613,437

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.76%, 9/6/2049	$271,000	$216,014
5.28%, 4/2/2050	156,000	133,806
5.65%, 3/16/2052	151,000	136,463
7.08%, 8/2/2043	398,000	425,008
7.08%, 8/2/2053	465,000	501,995
Philip Morris International, Inc.:
3.88%, 8/21/2042	88,000	70,412
4.13%, 3/4/2043	299,000	247,423
4.25%, 11/10/2044	463,000	388,059
4.38%, 11/15/2041	255,000	220,343
4.50%, 3/20/2042	238,000	208,036
4.88%, 11/15/2043	248,000	227,198
5.38%, 2/15/2033	250,000	251,778
6.38%, 5/16/2038	534,000	584,431
Reynolds American, Inc.:
5.70%, 8/15/2035	105,000	102,621
5.85%, 8/15/2045 (b)	708,000	658,504
6.15%, 9/15/2043	356,000	354,241
7.25%, 6/15/2037	234,000	252,757
		12,060,974
AIRLINES — 0.1%
American Airlines Pass-Through Trust Series 2021-1, Class A, 2.88%, 1/11/2036	91,037	77,441
JetBlue Pass-Through Trust Series 2019-1, Class AA, 2.75%, 11/15/2033	109,492	93,776
U.S. Airways Pass-Through Trust Series 2013-1, Class A, 3.95%, 5/15/2027	3,413	3,321
United Airlines Pass-Through Trust:
Series 2019-2, Class AA, 2.70%, 11/1/2033	83,347	71,451
Series 2023-1, Class A, 5.80%, 7/15/2037	185,000	187,664
		433,653
APPAREL — 0.1%
NIKE, Inc.:
3.38%, 11/1/2046	337,000	257,003
3.38%, 3/27/2050	378,000	285,776
3.63%, 5/1/2043	240,000	197,614
3.88%, 11/1/2045	255,000	213,001
		953,394
AUTO MANUFACTURERS — 0.5%
Cummins, Inc.:
2.60%, 9/1/2050	281,000	177,457
4.88%, 10/1/2043	203,000	195,073
5.45%, 2/20/2054	255,000	260,768
Ford Motor Co. 5.29%, 12/8/2046	750,000	669,585
General Motors Co.:
5.00%, 4/1/2035	104,000	98,643
Security Description	Principal Amount	Value
5.15%, 4/1/2038	$283,000	$265,723
5.20%, 4/1/2045	572,000	514,354
5.40%, 4/1/2048 (b)	356,800	327,000
5.95%, 4/1/2049 (b)	360,000	354,449
6.25%, 10/2/2043	559,000	571,359
6.60%, 4/1/2036	131,000	139,261
6.75%, 4/1/2046	347,000	373,604
		3,947,276
AUTO PARTS & EQUIPMENT — 0.2%
Aptiv PLC:
3.10%, 12/1/2051	475,000	298,718
4.40%, 10/1/2046	181,000	143,227
5.40%, 3/15/2049 (b)	149,000	135,974
Aptiv PLC/Aptiv Corp. 4.15%, 5/1/2052	324,000	248,022
BorgWarner, Inc. 4.38%, 3/15/2045	236,000	193,716
Lear Corp.:
3.55%, 1/15/2052 (b)	172,000	119,232
5.25%, 5/15/2049	317,000	289,079
		1,427,968
BANKS — 7.7%
Bank of America Corp.:
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (c)	1,583,000	1,124,310
Series MTN, SOFR + 1.88%, 2.83%, 10/24/2051 (c)	10,000	6,540
SOFR + 1.56%, 2.97%, 7/21/2052 (b) (c)	653,000	440,076
SOFR + 1.58%, 3.31%, 4/22/2042 (c)	1,154,000	887,957
Series N, SOFR + 1.65%, 3.48%, 3/13/2052 (c)	242,000	180,583
3 mo. USD Term SOFR + 1.45%, 3.95%, 1/23/2049 (c)	433,000	355,108
Series MTN, 3 mo. USD Term SOFR + 1.58%, 4.08%, 4/23/2040 (c)	571,000	493,584
Series MTN, 3 mo. USD Term SOFR + 3.41%, 4.08%, 3/20/2051 (c)	2,044,000	1,679,269
3 mo. USD Term SOFR + 2.08%, 4.24%, 4/24/2038 (c)	778,000	699,531
Series MTN, 3 mo. USD Term SOFR + 1.78%, 4.33%, 3/15/2050 (c)	1,085,000	930,550
Series MTN, 3 mo. USD Term SOFR + 2.25%, 4.44%, 1/20/2048 (c)	747,000	655,149
Series L, 4.75%, 4/21/2045	193,000	178,280
Series MTN, 4.88%, 4/1/2044	161,000	152,271
Series MTN, 5.00%, 1/21/2044	594,000	574,814

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 5.88%, 2/7/2042	$523,000	$558,794
6.11%, 1/29/2037	738,000	784,022
7.75%, 5/14/2038	658,000	798,667
Bank of America NA 6.00%, 10/15/2036	371,000	393,720
Barclays PLC:
1 yr. CMT + 1.30%, 3.33%, 11/24/2042 (c)	370,000	270,596
1 yr. CMT + 1.70%, 3.81%, 3/10/2042 (c)	339,000	261,884
4.95%, 1/10/2047 (b)	332,000	303,106
5.25%, 8/17/2045 (b)	460,000	440,390
SOFR + 2.42%, 6.04%, 3/12/2055 (c)	450,000	468,130
Citigroup, Inc.:
SOFR + 1.38%, 2.90%, 11/3/2042 (c)	466,000	334,113
3 mo. USD Term SOFR + 1.43%, 3.88%, 1/24/2039 (c)	345,000	293,847
3 mo. USD Term SOFR + 2.10%, 4.28%, 4/24/2048 (c)	362,000	309,488
4.65%, 7/30/2045	326,000	294,450
4.65%, 7/23/2048	984,000	890,431
4.75%, 5/18/2046	704,000	626,131
5.30%, 5/6/2044	271,000	264,133
SOFR + 4.55%, 5.32%, 3/26/2041 (c)	579,000	573,552
5.88%, 1/30/2042	307,000	324,993
6.00%, 10/31/2033	107,000	110,449
6.13%, 8/25/2036	170,000	176,264
6.68%, 9/13/2043 (b)	211,000	236,027
8.13%, 7/15/2039	739,000	947,028
Cooperatieve Rabobank UA:
5.25%, 5/24/2041	580,000	594,407
5.75%, 12/1/2043	458,000	465,923
Fifth Third Bancorp 8.25%, 3/1/2038	337,000	403,925
Goldman Sachs Group, Inc.:
SOFR + 1.47%, 2.91%, 7/21/2042 (c)	595,000	427,400
SOFR + 1.51%, 3.21%, 4/22/2042 (c)	447,000	335,505
SOFR + 1.63%, 3.44%, 2/24/2043 (c)	790,000	610,781
3 mo. USD Term SOFR + 1.63%, 4.02%, 10/31/2038 (c)	1,076,000	924,069
3 mo. USD Term SOFR + 1.69%, 4.41%, 4/23/2039 (c)	651,000	581,786
4.75%, 10/21/2045	561,000	517,203
Series MTN, 4.80%, 7/8/2044	773,000	712,806
5.15%, 5/22/2045	596,000	575,658
6.13%, 2/15/2033	134,000	144,555
6.25%, 2/1/2041	1,027,000	1,117,386
Security Description	Principal Amount	Value
6.45%, 5/1/2036	$164,000	$175,118
6.75%, 10/1/2037	1,646,000	1,795,490
HSBC Bank USA NA:
5.63%, 8/15/2035	115,000	113,169
5.88%, 11/1/2034	81,000	85,651
7.00%, 1/15/2039	299,000	346,089
HSBC Holdings PLC:
5.25%, 3/14/2044	627,000	593,725
6.10%, 1/14/2042 (b)	433,000	468,567
SOFR + 2.65%, 6.33%, 3/9/2044 (c)	1,157,000	1,240,940
6.50%, 5/2/2036	161,000	166,798
6.50%, 9/15/2037	865,000	910,917
6.80%, 6/1/2038	655,000	714,213
JPMorgan Chase & Co.:
3 mo. USD Term SOFR + 1.51%, 2.53%, 11/19/2041 (c)	502,000	350,582
3 mo. USD Term SOFR + 2.46%, 3.11%, 4/22/2041 (c)	450,000	342,895
SOFR + 2.44%, 3.11%, 4/22/2051 (c)	684,000	476,714
SOFR + 1.46%, 3.16%, 4/22/2042 (c)	572,000	434,468
SOFR + 1.58%, 3.33%, 4/22/2052 (c)	110,000	79,675
3 mo. USD Term SOFR + 1.42%, 3.70%, 5/6/2030 (c)	150,000	140,517
3 mo. USD Term SOFR + 1.62%, 3.88%, 7/24/2038 (c)	775,000	669,034
3 mo. USD Term SOFR + 1.48%, 3.90%, 1/23/2049 (c)	801,000	652,471
3 mo. USD Term SOFR + 1.64%, 3.96%, 11/15/2048 (c)	1,531,000	1,252,343
3 mo. USD Term SOFR + 1.72%, 4.03%, 7/24/2048 (c)	705,000	584,241
3 mo. USD Term SOFR + 1.84%, 4.26%, 2/22/2048 (c)	749,000	645,526
4.85%, 2/1/2044	249,000	237,611
4.95%, 6/1/2045	850,000	806,905
5.40%, 1/6/2042	365,000	372,081
5.60%, 7/15/2041	524,000	548,555
5.63%, 8/16/2043	653,000	678,539
6.40%, 5/15/2038	769,000	864,933
Lloyds Banking Group PLC:
5 yr. CMT + 1.50%, 3.37%, 12/14/2046 (c)	373,600	260,866
4.34%, 1/9/2048	639,000	508,356
5.30%, 12/1/2045	244,000	229,846

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Mitsubishi UFJ Financial Group, Inc.:
3.75%, 7/18/2039	$417,000	$358,716
4.15%, 3/7/2039	154,000	139,744
4.29%, 7/26/2038	107,000	98,943
Mizuho Financial Group, Inc.:
1 yr. CMT + 1.30%, 5.58%, 5/26/2035 (c)	200,000	202,082
1 yr. CMT + 1.80%, 5.75%, 5/27/2034 (c)	122,000	125,554
Morgan Stanley:
Series MTN, SOFR + 1.43%, 2.80%, 1/25/2052 (c)	605,000	397,279
SOFR + 1.49%, 3.22%, 4/22/2042 (c)	633,000	484,340
3.97%, 7/22/2038 (c)	754,000	645,085
4.30%, 1/27/2045	828,000	727,332
4.38%, 1/22/2047	647,000	567,432
3 mo. USD Term SOFR + 1.69%, 4.46%, 4/22/2039 (c)	434,000	394,206
Series GMTN, SOFR + 4.84%, 5.60%, 3/24/2051 (b) (c)	868,000	907,451
6.38%, 7/24/2042	628,000	708,874
Regions Bank 6.45%, 6/26/2037	120,000	123,565
Regions Financial Corp. 7.38%, 12/10/2037	168,000	190,840
Sumitomo Mitsui Financial Group, Inc.:
2.30%, 1/12/2041 (b)	159,000	109,282
2.93%, 9/17/2041	226,000	170,795
3.05%, 1/14/2042 (b)	142,000	108,736
6.18%, 7/13/2043	325,000	359,811
UBS AG 4.50%, 6/26/2048	10,000	9,052
UBS Group AG 4.88%, 5/15/2045	865,000	804,164
Wachovia Corp. 5.50%, 8/1/2035	241,000	242,386
Wells Fargo & Co.:
SOFR + 2.53%, 3.07%, 4/30/2041 (c)	340,000	254,493
3.90%, 5/1/2045	800,000	653,000
Series MTN, 4.40%, 6/14/2046	827,000	688,014
Series MTN, SOFR + 2.13%, 4.61%, 4/25/2053 (b) (c)	1,219,000	1,075,536
Series MTN, 4.65%, 11/4/2044	820,000	715,393
Series MTN, 4.75%, 12/7/2046	882,000	772,209
Series GMTN, 4.90%, 11/17/2045	807,000	726,921
Security Description	Principal Amount	Value
Series MTN, 3 mo. USD Term SOFR + 4.50%, 5.01%, 4/4/2051 (c)	$2,226,000	$2,091,705
5.38%, 2/7/2035	97,000	99,605
5.38%, 11/2/2043	717,000	693,203
5.61%, 1/15/2044	900,400	887,461
Wells Fargo Bank NA:
5.85%, 2/1/2037	372,000	386,791
5.95%, 8/26/2036	225,000	233,266
6.60%, 1/15/2038	475,000	524,253
Westpac Banking Corp.:
2.96%, 11/16/2040	370,000	258,833
3.13%, 11/18/2041	375,000	265,819
4.42%, 7/24/2039	321,000	283,289
		60,661,936
BEVERAGES — 2.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
4.70%, 2/1/2036	1,521,000	1,476,298
4.90%, 2/1/2046	3,521,000	3,347,450
Anheuser-Busch InBev Finance, Inc.:
4.63%, 2/1/2044	435,000	400,552
4.70%, 2/1/2036	158,000	152,015
4.90%, 2/1/2046	490,000	461,002
Anheuser-Busch InBev Worldwide, Inc.:
4.35%, 6/1/2040	295,000	267,591
4.44%, 10/6/2048	649,000	576,896
4.50%, 6/1/2050	27,000	24,673
4.60%, 4/15/2048	600,000	546,288
4.60%, 6/1/2060	150,000	134,161
4.75%, 4/15/2058	362,000	334,184
4.95%, 1/15/2042	588,000	572,824
5.00%, 6/15/2034	1,000,000	1,004,630
5.45%, 1/23/2039	533,000	550,088
5.55%, 1/23/2049	1,556,000	1,623,281
5.80%, 1/23/2059	745,000	802,410
5.88%, 6/15/2035	99,000	105,692
8.00%, 11/15/2039	229,000	289,635
8.20%, 1/15/2039	489,000	634,341
Brown-Forman Corp.:
4.00%, 4/15/2038	193,000	171,382
4.50%, 7/15/2045 (b)	173,000	155,212
Coca-Cola Co.:
2.50%, 6/1/2040	231,000	167,690
2.88%, 5/5/2041	458,000	346,019
3.00%, 3/5/2051	495,000	351,772
4.20%, 3/25/2050	102,000	90,575
Coca-Cola Femsa SAB de CV:
1.85%, 9/1/2032	100,000	78,410
5.25%, 11/26/2043	202,000	199,083
Constellation Brands, Inc.:
3.75%, 5/1/2050	133,000	101,713

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.10%, 2/15/2048	$121,000	$98,726
4.50%, 5/9/2047	223,000	191,049
5.25%, 11/15/2048	173,000	165,525
Diageo Capital PLC:
3.88%, 4/29/2043	222,000	189,508
5.88%, 9/30/2036 (b)	168,000	181,388
Diageo Investment Corp.:
4.25%, 5/11/2042	153,000	136,836
7.45%, 4/15/2035	115,000	136,229
Keurig Dr Pepper, Inc.:
3.35%, 3/15/2051	118,000	82,855
3.80%, 5/1/2050	338,000	258,600
4.42%, 12/15/2046	120,000	102,655
4.50%, 11/15/2045	100,000	87,635
4.50%, 4/15/2052 (b)	412,000	353,488
5.09%, 5/25/2048	165,000	156,060
Molson Coors Beverage Co.:
4.20%, 7/15/2046 (b)	679,000	568,099
5.00%, 5/1/2042	311,682	295,291
PepsiCo, Inc.:
2.63%, 10/21/2041	251,000	182,397
2.75%, 10/21/2051	293,000	195,589
2.88%, 10/15/2049	1,010,000	702,647
3.45%, 10/6/2046	247,000	193,670
3.50%, 3/19/2040	195,000	162,170
3.60%, 8/13/2042	118,000	96,584
3.63%, 3/19/2050	196,000	156,153
3.88%, 3/19/2060	30,000	24,363
4.00%, 3/5/2042	163,000	147,213
4.00%, 5/2/2047	92,000	78,524
4.20%, 7/18/2052	167,000	146,140
4.25%, 10/22/2044	134,000	117,712
4.45%, 4/14/2046	261,000	240,517
4.88%, 11/1/2040	97,000	96,133
5.50%, 1/15/2040	90,000	95,224
		20,604,847
BIOTECHNOLOGY — 1.8%
Amgen, Inc.:
2.77%, 9/1/2053	299,000	185,371
2.80%, 8/15/2041 (b)	293,000	212,607
3.00%, 1/15/2052 (b)	364,000	246,559
3.15%, 2/21/2040	550,000	423,835
3.38%, 2/21/2050 (b)	654,000	477,217
4.20%, 2/22/2052	155,000	127,466
4.40%, 5/1/2045	729,000	632,932
4.40%, 2/22/2062	568,000	467,498
4.56%, 6/15/2048	256,000	225,992
4.66%, 6/15/2051	1,162,000	1,027,708
4.88%, 3/1/2053	320,000	291,408
4.95%, 10/1/2041	220,000	208,925
5.15%, 11/15/2041	136,000	131,643
5.60%, 3/2/2043	896,000	910,784
5.65%, 6/15/2042	206,000	210,068
5.65%, 3/2/2053	1,697,000	1,729,481
5.75%, 3/15/2040	234,000	240,398
Security Description	Principal Amount	Value
5.75%, 3/2/2063	$1,071,000	$1,092,570
6.38%, 6/1/2037	126,000	136,757
6.40%, 2/1/2039	184,000	200,602
Baxalta, Inc. 5.25%, 6/23/2045	127,000	123,981
Biogen, Inc.:
3.15%, 5/1/2050 (b)	652,000	434,897
3.25%, 2/15/2051	238,000	164,777
5.20%, 9/15/2045	318,000	301,378
Gilead Sciences, Inc.:
2.60%, 10/1/2040	198,000	140,002
2.80%, 10/1/2050	591,000	386,508
4.00%, 9/1/2036	190,000	170,394
4.15%, 3/1/2047 (b)	450,000	378,319
4.50%, 2/1/2045	502,000	446,805
4.60%, 9/1/2035	260,000	249,161
4.75%, 3/1/2046	562,000	516,259
4.80%, 4/1/2044	573,000	531,864
5.55%, 10/15/2053 (b)	185,000	191,314
5.65%, 12/1/2041	312,000	321,110
Regeneron Pharmaceuticals, Inc. 2.80%, 9/15/2050	133,000	83,803
Royalty Pharma PLC:
3.30%, 9/2/2040	470,000	350,418
3.35%, 9/2/2051	134,000	88,159
3.55%, 9/2/2050 (b)	242,000	166,714
		14,225,684
CHEMICALS — 1.6%
Air Products & Chemicals, Inc. 2.70%, 5/15/2040	220,000	160,560
Albemarle Corp.:
5.45%, 12/1/2044	187,000	173,072
5.65%, 6/1/2052 (b)	152,000	139,404
CF Industries, Inc.:
4.95%, 6/1/2043	425,000	380,507
5.38%, 3/15/2044	255,000	239,519
Dow Chemical Co.:
3.60%, 11/15/2050	95,000	69,217
4.38%, 11/15/2042	120,000	102,409
4.63%, 10/1/2044	56,000	49,320
4.80%, 5/15/2049	381,000	334,434
5.25%, 11/15/2041	229,000	218,143
5.55%, 11/30/2048	440,000	429,629
5.60%, 2/15/2054	630,000	627,480
6.90%, 5/15/2053	440,000	508,187
7.38%, 11/1/2029	22,000	24,492
9.40%, 5/15/2039	176,000	237,123
DuPont de Nemours, Inc.:
5.32%, 11/15/2038	453,000	451,759
5.42%, 11/15/2048 (b)	687,000	685,777
Eastman Chemical Co.:
4.65%, 10/15/2044	284,000	242,005
4.80%, 9/1/2042	144,000	126,425

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Ecolab, Inc.:
2.70%, 12/15/2051	$310,000	$200,458
2.75%, 8/18/2055	263,000	167,678
3.95%, 12/1/2047	222,000	187,341
5.50%, 12/8/2041	94,000	97,440
FMC Corp.:
4.50%, 10/1/2049	140,000	107,937
6.38%, 5/18/2053	331,000	329,822
International Flavors & Fragrances, Inc.:
4.38%, 6/1/2047	208,000	160,826
5.00%, 9/26/2048	214,000	183,160
Linde, Inc. 3.55%, 11/7/2042	295,000	240,254
Lubrizol Corp. 6.50%, 10/1/2034	116,000	131,234
LYB International Finance BV:
4.88%, 3/15/2044	357,000	316,762
5.25%, 7/15/2043	265,000	247,998
LYB International Finance III LLC:
3.38%, 10/1/2040	251,000	187,876
3.63%, 4/1/2051 (b)	359,000	253,770
3.80%, 10/1/2060	181,000	125,898
4.20%, 10/15/2049 (b)	354,000	276,049
4.20%, 5/1/2050	361,000	281,580
LyondellBasell Industries NV 4.63%, 2/26/2055	376,000	313,261
Mosaic Co.:
4.88%, 11/15/2041	151,000	135,316
5.63%, 11/15/2043	139,000	135,921
Nutrien Ltd.:
3.95%, 5/13/2050	20,000	15,609
4.13%, 3/15/2035	152,000	138,062
4.90%, 6/1/2043	145,000	131,672
5.00%, 4/1/2049	212,000	193,427
5.25%, 1/15/2045	189,000	178,248
5.63%, 12/1/2040	176,000	174,226
5.80%, 3/27/2053 (b)	312,000	318,514
5.88%, 12/1/2036	133,000	138,332
6.13%, 1/15/2041	158,000	163,584
RPM International, Inc.:
4.25%, 1/15/2048	179,000	148,090
5.25%, 6/1/2045	180,000	170,856
Sherwin-Williams Co.:
2.90%, 3/15/2052	165,000	107,484
3.30%, 5/15/2050	238,000	168,009
4.50%, 6/1/2047	440,000	385,524
4.55%, 8/1/2045	210,000	183,479
Westlake Corp.:
2.88%, 8/15/2041	125,000	86,524
3.13%, 8/15/2051	253,000	163,696
3.38%, 8/15/2061	163,000	103,551
4.38%, 11/15/2047	186,000	154,311
Security Description	Principal Amount	Value
5.00%, 8/15/2046	$186,000	$166,312
		12,569,553
COAL — 0.1%
Teck Resources Ltd.:
5.20%, 3/1/2042	188,000	171,612
5.40%, 2/1/2043	199,000	185,169
6.00%, 8/15/2040	186,000	186,755
6.13%, 10/1/2035	97,000	100,064
6.25%, 7/15/2041	191,000	195,487
		839,087
COMMERCIAL SERVICES — 1.2%
American University Series 2019, 3.67%, 4/1/2049	200,000	161,382
California Endowment Series 2021, 2.50%, 4/1/2051	10,000	6,328
California Institute of Technology:
3.65%, 9/1/2119	177,000	122,808
4.32%, 8/1/2045	134,000	122,974
4.70%, 11/1/2111	185,000	165,150
Case Western Reserve University Series 22-C, 5.41%, 6/1/2122	170,000	166,830
Claremont Mckenna College 3.78%, 1/1/2122	188,000	127,404
Duke University Series 2020, 2.68%, 10/1/2044	204,000	150,101
Ford Foundation:
Series 2020, 2.42%, 6/1/2050	4,000	2,512
Series 2020, 2.82%, 6/1/2070	364,000	224,304
George Washington University:
Series 2018, 4.13%, 9/15/2048	231,000	200,016
Series 2014, 4.30%, 9/15/2044	162,000	144,664
Series 2015, 4.87%, 9/15/2045	175,000	169,544
Georgetown University:
Series 20A, 2.94%, 4/1/2050	129,000	90,295
Series B, 4.32%, 4/1/2049	98,000	86,945
5.12%, 4/1/2053 (b)	45,000	45,635
Series A, 5.22%, 10/1/2118	177,000	167,145
Global Payments, Inc.:
4.15%, 8/15/2049	259,000	200,746
5.95%, 8/15/2052 (b)	266,000	265,383
Howard University Series 22A, 5.21%, 10/1/2052	133,000	127,971
Johns Hopkins University Series 2013, 4.08%, 7/1/2053	101,000	88,461
Leland Stanford Junior University 3.65%, 5/1/2048	98,000	81,246
Massachusetts Institute of Technology:
Series G, 2.29%, 7/1/2051	4,000	2,472
Series F, 2.99%, 7/1/2050	181,000	131,855

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.89%, 7/1/2116	$301,000	$228,838
3.96%, 7/1/2038	11,000	9,957
4.68%, 7/1/2114	350,000	320,516
5.60%, 7/1/2111 (b)	343,000	374,511
Moody's Corp.:
2.75%, 8/19/2041	166,000	118,079
3.25%, 5/20/2050	136,000	97,255
3.75%, 2/25/2052	147,000	115,111
4.88%, 12/17/2048	101,000	94,228
5.25%, 7/15/2044	164,000	161,335
Northwestern University:
Series 2020, 2.64%, 12/1/2050	146,000	99,032
Series 2017, 3.66%, 12/1/2057	16,000	12,692
4.64%, 12/1/2044	113,000	108,307
PayPal Holdings, Inc.:
3.25%, 6/1/2050 (b)	273,000	193,208
5.05%, 6/1/2052	461,000	438,273
5.25%, 6/1/2062	109,000	104,269
President & Fellows of Harvard College:
2.52%, 10/15/2050	10,000	6,589
3.30%, 7/15/2056	314,000	234,388
4.61%, 2/15/2035	315,000	314,310
4.88%, 10/15/2040 (b)	107,000	106,217
Quanta Services, Inc. 3.05%, 10/1/2041 (b)	84,000	60,018
Rockefeller Foundation Series 2020, 2.49%, 10/1/2050	20,000	12,876
S&P Global, Inc.:
2.30%, 8/15/2060	40,000	21,928
3.25%, 12/1/2049	231,000	167,514
3.70%, 3/1/2052	391,000	309,770
3.90%, 3/1/2062	135,000	105,559
Thomas Jefferson University 3.85%, 11/1/2057	247,000	185,912
Trustees of Boston College 3.13%, 7/1/2052	198,000	146,187
Trustees of Princeton University 5.70%, 3/1/2039	111,000	122,068
Trustees of the University of Pennsylvania:
3.61%, 2/15/2119	81,000	56,813
4.67%, 9/1/2112	184,000	171,466
University of Chicago:
Series C, 2.55%, 4/1/2050	115,000	78,919
Series 20B, 2.76%, 4/1/2045	127,000	99,197
3.00%, 10/1/2052	10,000	7,205
4.00%, 10/1/2053	160,000	134,771
University of Miami Series 2022, 4.06%, 4/1/2052	20,000	16,887
University of Notre Dame du Lac:
Series 2017, 3.39%, 2/15/2048	166,000	131,450
Security Description	Principal Amount	Value
Series 2015, 3.44%, 2/15/2045	$193,000	$157,451
University of Southern California:
2.81%, 10/1/2050	120,000	83,081
3.03%, 10/1/2039	164,000	132,460
Series A, 3.23%, 10/1/2120	264,000	165,372
Series 2017, 3.84%, 10/1/2047	129,000	108,494
4.98%, 10/1/2053	140,000	141,058
5.25%, 10/1/2111 (b)	201,000	207,297
Verisk Analytics, Inc.:
3.63%, 5/15/2050	144,000	106,471
5.50%, 6/15/2045	142,000	138,586
Washington University 4.35%, 4/15/2122	301,000	252,906
William Marsh Rice University:
3.57%, 5/15/2045	175,000	146,277
3.77%, 5/15/2055	187,000	155,274
Yale University Series 2020, 2.40%, 4/15/2050	10,000	6,458
		9,819,011
COMPUTERS — 2.0%
Apple, Inc.:
2.40%, 8/20/2050	10,000	6,293
2.55%, 8/20/2060	110,000	68,812
2.65%, 5/11/2050	1,038,000	688,568
2.65%, 2/8/2051	1,287,000	847,502
2.70%, 8/5/2051	804,000	532,320
2.80%, 2/8/2061	751,000	479,348
2.85%, 8/5/2061	515,000	331,840
2.95%, 9/11/2049	635,000	449,713
3.45%, 2/9/2045	752,000	605,947
3.75%, 9/12/2047	391,000	321,906
3.75%, 11/13/2047	588,000	484,900
3.85%, 5/4/2043	1,097,000	951,406
3.85%, 8/4/2046	819,000	693,316
3.95%, 8/8/2052	786,000	661,898
4.10%, 8/8/2062	544,000	461,383
4.38%, 5/13/2045	885,000	816,607
4.45%, 5/6/2044	40,000	38,001
4.50%, 2/23/2036 (b)	313,000	310,634
4.65%, 2/23/2046	1,553,000	1,492,216
Dell International LLC/EMC Corp.:
8.10%, 7/15/2036	285,000	344,662
8.35%, 7/15/2046	198,000	256,067
Dell, Inc. 6.50%, 4/15/2038	134,000	143,861
Hewlett Packard Enterprise Co.:
6.20%, 10/15/2035	97,000	103,285
6.35%, 10/15/2045 (b)	631,000	674,407
HP, Inc. 6.00%, 9/15/2041 (b)	571,000	592,892

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
International Business Machines Corp.:
2.85%, 5/15/2040	$216,000	$158,812
2.95%, 5/15/2050	252,000	167,701
3.43%, 2/9/2052	228,000	164,470
4.00%, 6/20/2042	380,200	320,767
4.15%, 5/15/2039	653,000	576,880
4.25%, 5/15/2049	1,088,300	923,205
4.70%, 2/19/2046	220,000	202,578
4.90%, 7/27/2052	183,000	171,074
5.10%, 2/6/2053	210,000	203,039
5.60%, 11/30/2039	285,000	295,833
5.88%, 11/29/2032	99,000	105,367
7.13%, 12/1/2096	147,000	188,832
Kyndryl Holdings, Inc. 4.10%, 10/15/2041	237,000	181,703
		16,018,045
CONSTRUCTION MATERIALS — 0.5%
Carrier Global Corp.:
3.38%, 4/5/2040	10,000	7,818
3.58%, 4/5/2050	975,000	727,457
6.20%, 3/15/2054	200,000	220,258
Fortune Brands Innovations, Inc. 4.50%, 3/25/2052	190,000	155,834
Johnson Controls International PLC:
4.50%, 2/15/2047	186,000	160,408
4.63%, 7/2/2044 (b)	162,000	142,790
4.95%, 7/2/2064 (d)	155,000	139,156
5.13%, 9/14/2045	155,000	145,337
6.00%, 1/15/2036	171,000	180,727
Lafarge SA 7.13%, 7/15/2036	105,000	116,904
Martin Marietta Materials, Inc.:
3.20%, 7/15/2051	332,000	232,749
4.25%, 12/15/2047	232,000	195,585
Masco Corp.:
3.13%, 2/15/2051	120,000	81,173
4.50%, 5/15/2047	179,000	152,710
Owens Corning:
4.30%, 7/15/2047 (b)	192,000	158,663
4.40%, 1/30/2048	159,000	132,029
7.00%, 12/1/2036	171,000	192,638
Trane Technologies Global Holding Co. Ltd. 5.75%, 6/15/2043	207,000	215,322
Vulcan Materials Co.:
4.50%, 6/15/2047	231,000	200,688
4.70%, 3/1/2048	196,000	176,145
		3,734,391
COSMETICS/PERSONAL CARE — 0.1%
Kenvue, Inc.:
5.05%, 3/22/2053	476,000	465,361
Security Description	Principal Amount	Value
5.10%, 3/22/2043	$231,000	$229,799
		695,160
DISTRIBUTION & WHOLESALE — 0.1%
WW Grainger, Inc.:
3.75%, 5/15/2046	191,000	156,418
4.20%, 5/15/2047	195,000	169,812
4.60%, 6/15/2045	357,000	332,538
		658,768
DIVERSIFIED FINANCIAL SERVICES — 1.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.85%, 10/29/2041	496,000	392,068
American Express Co. 4.05%, 12/3/2042	287,000	249,986
BlackRock Funding, Inc. 5.25%, 3/14/2054	1,000,000	1,004,800
Brookfield Finance LLC/Brookfield Finance, Inc. 3.45%, 4/15/2050	221,000	155,272
Brookfield Finance, Inc.:
3.50%, 3/30/2051	218,000	157,294
3.63%, 2/15/2052	119,000	86,658
4.70%, 9/20/2047	245,000	213,358
5.97%, 3/4/2054	185,000	191,630
CI Financial Corp. 4.10%, 6/15/2051	453,000	283,374
CME Group, Inc.:
4.15%, 6/15/2048	248,000	216,831
5.30%, 9/15/2043	301,000	307,264
Credit Suisse USA, Inc. 7.13%, 7/15/2032	115,000	129,150
Franklin Resources, Inc. 2.95%, 8/12/2051	149,000	93,238
Intercontinental Exchange, Inc.:
2.65%, 9/15/2040	258,000	186,116
3.00%, 6/15/2050	354,000	239,272
3.00%, 9/15/2060	680,000	429,855
4.25%, 9/21/2048	404,000	346,426
4.95%, 6/15/2052 (b)	456,000	432,452
5.20%, 6/15/2062	486,000	474,550
Invesco Finance PLC 5.38%, 11/30/2043	158,000	153,982
Jefferies Financial Group, Inc.:
6.25%, 1/15/2036	110,000	113,763
6.50%, 1/20/2043	203,000	212,959
Legg Mason, Inc. 5.63%, 1/15/2044	176,000	176,009
Mastercard, Inc.:
2.95%, 3/15/2051	42,000	29,311
3.65%, 6/1/2049	385,000	309,887
3.80%, 11/21/2046	141,000	117,776
3.85%, 3/26/2050	515,000	426,950
3.95%, 2/26/2048	151,000	128,092

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Nasdaq, Inc.:
2.50%, 12/21/2040	$161,000	$109,401
3.95%, 3/7/2052	161,000	124,756
5.55%, 2/15/2034	140,000	142,379
5.95%, 8/15/2053	280,000	294,932
6.10%, 6/28/2063	266,000	282,976
Raymond James Financial, Inc.:
3.75%, 4/1/2051	169,000	128,200
4.95%, 7/15/2046	464,000	426,843
Visa, Inc.:
2.00%, 8/15/2050	100,000	58,876
2.70%, 4/15/2040	481,478	360,844
3.65%, 9/15/2047	465,000	375,102
4.30%, 12/14/2045	1,522,000	1,373,468
Voya Financial, Inc.:
4.80%, 6/15/2046	150,000	129,044
5.70%, 7/15/2043 (b)	160,000	157,070
Western Union Co. 6.20%, 11/17/2036	176,000	181,123
		11,403,337
ELECTRIC — 12.4%
AEP Texas, Inc.:
3.45%, 5/15/2051	111,000	76,230
3.80%, 10/1/2047	200,000	149,596
Series G, 4.15%, 5/1/2049	150,000	118,350
AEP Transmission Co. LLC:
3.15%, 9/15/2049	97,000	66,613
3.75%, 12/1/2047	223,000	172,466
3.80%, 6/15/2049	181,000	140,684
4.00%, 12/1/2046	129,000	105,977
4.25%, 9/15/2048	172,000	143,644
Series O, 4.50%, 6/15/2052	164,000	143,162
5.15%, 4/1/2034	250,000	249,315
5.40%, 3/15/2053	210,000	208,912
Alabama Power Co.:
3.00%, 3/15/2052	345,000	233,858
3.13%, 7/15/2051	251,000	173,700
3.45%, 10/1/2049	280,000	207,766
Series B, 3.70%, 12/1/2047	281,000	218,295
3.75%, 3/1/2045	334,000	264,672
3.85%, 12/1/2042	124,000	101,515
4.15%, 8/15/2044	229,000	192,722
4.30%, 1/2/2046	217,000	186,344
Series A, 4.30%, 7/15/2048	243,000	206,394
6.00%, 3/1/2039 (b)	214,000	225,432
6.13%, 5/15/2038	160,000	170,482
Ameren Illinois Co.:
3.70%, 12/1/2047	220,000	172,071
4.15%, 3/15/2046	162,000	136,048
5.90%, 12/1/2052	176,000	188,366
American Electric Power Co., Inc. 3.25%, 3/1/2050	115,000	79,555
Appalachian Power Co.:
Series Z, 3.70%, 5/1/2050	246,000	174,660
Security Description	Principal Amount	Value
4.40%, 5/15/2044	$193,000	$158,621
4.45%, 6/1/2045	179,000	147,553
Series Y, 4.50%, 3/1/2049	199,000	160,708
7.00%, 4/1/2038	214,000	239,982
Arizona Public Service Co.:
2.65%, 9/15/2050	30,000	18,044
3.35%, 5/15/2050	206,000	141,520
3.50%, 12/1/2049	163,000	114,406
3.75%, 5/15/2046	195,000	146,544
4.20%, 8/15/2048	167,000	132,583
4.25%, 3/1/2049	191,000	153,367
4.35%, 11/15/2045	155,000	128,827
4.50%, 4/1/2042	213,000	183,118
5.05%, 9/1/2041	172,000	159,699
Avista Corp.:
4.00%, 4/1/2052	228,000	175,106
4.35%, 6/1/2048	187,000	154,404
Baltimore Gas & Electric Co.:
2.90%, 6/15/2050	85,000	55,630
3.20%, 9/15/2049	109,000	75,163
3.50%, 8/15/2046	253,000	188,781
3.75%, 8/15/2047	186,000	144,583
4.25%, 9/15/2048	263,000	220,357
4.55%, 6/1/2052	256,000	224,763
5.40%, 6/1/2053	320,000	318,803
6.35%, 10/1/2036	20,000	21,676
Berkshire Hathaway Energy Co.:
2.85%, 5/15/2051	150,000	96,534
3.80%, 7/15/2048	355,000	272,019
4.25%, 10/15/2050	385,000	312,705
4.45%, 1/15/2049	428,000	361,891
4.50%, 2/1/2045	90,000	80,808
4.60%, 5/1/2053	417,000	361,039
5.15%, 11/15/2043	326,000	318,277
5.95%, 5/15/2037	246,000	256,738
6.13%, 4/1/2036	368,000	391,390
Black Hills Corp.:
3.88%, 10/15/2049	201,000	145,438
4.20%, 9/15/2046 (b)	147,000	115,736
6.15%, 5/15/2034	195,000	201,096
CenterPoint Energy Houston Electric LLC:
Series AD, 2.90%, 7/1/2050	120,000	80,318
Series AF, 3.35%, 4/1/2051	277,000	200,831
3.55%, 8/1/2042	141,000	111,197
3.95%, 3/1/2048	228,000	185,770
Series AC, 4.25%, 2/1/2049 (b)	288,000	244,817
4.50%, 4/1/2044	100,000	89,208
Series AJ, 4.85%, 10/1/2052	172,000	160,118
5.30%, 4/1/2053	150,000	149,509
CenterPoint Energy, Inc. 3.70%, 9/1/2049 (b)	196,000	144,785
Cleco Corporate Holdings LLC 4.97%, 5/1/2046	195,000	162,727

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Cleveland Electric Illuminating Co. 5.95%, 12/15/2036	$167,000	$167,845
CMS Energy Corp. 4.88%, 3/1/2044	231,000	215,440
Commonwealth Edison Co.:
Series 131, 2.75%, 9/1/2051	100,000	62,123
3.00%, 3/1/2050	212,000	141,535
Series 130, 3.13%, 3/15/2051	286,000	194,706
Series 127, 3.20%, 11/15/2049	184,000	127,858
3.65%, 6/15/2046	337,000	259,702
3.70%, 3/1/2045	53,000	41,815
Series 123, 3.75%, 8/15/2047	316,000	245,058
3.80%, 10/1/2042	117,000	94,802
Series 133, 3.85%, 3/15/2052	100,000	77,674
4.00%, 3/1/2048	276,000	223,891
4.00%, 3/1/2049	211,000	167,891
4.35%, 11/15/2045	194,000	165,932
4.60%, 8/15/2043	159,000	142,466
4.70%, 1/15/2044	171,000	155,519
5.30%, 2/1/2053	312,000	307,526
Series 103, 5.90%, 3/15/2036	226,000	239,820
6.45%, 1/15/2038	187,000	205,231
Connecticut Light & Power Co.:
Series A, 4.15%, 6/1/2045 (b)	145,000	123,975
4.30%, 4/15/2044	207,000	179,014
5.25%, 1/15/2053	161,000	159,957
Consolidated Edison Co. of New York, Inc.:
Series C, 3.00%, 12/1/2060	170,000	105,502
3.20%, 12/1/2051	305,000	209,630
3.60%, 6/15/2061	154,000	112,300
3.70%, 11/15/2059	138,000	100,011
3.85%, 6/15/2046	240,000	191,294
Series 2017, 3.88%, 6/15/2047	263,000	207,970
3.95%, 3/1/2043	327,000	271,390
Series 20B, 3.95%, 4/1/2050 (b)	146,000	118,799
Series C, 4.00%, 11/15/2057	174,000	137,075
Series A, 4.13%, 5/15/2049	265,000	216,587
Series 12-A, 4.20%, 3/15/2042	224,000	190,879
Series C, 4.30%, 12/1/2056	153,000	125,823
4.45%, 3/15/2044	183,000	161,148
4.50%, 12/1/2045	304,000	266,775
4.50%, 5/15/2058	328,000	278,111
4.63%, 12/1/2054	293,000	256,407
Series E, 4.65%, 12/1/2048	245,000	217,553
Series 2005-A, 5.30%, 3/1/2035	98,000	98,529
Series 09-C, 5.50%, 12/1/2039	280,000	282,864
5.70%, 6/15/2040	177,000	180,151
Security Description	Principal Amount	Value
Series 06-A, 5.85%, 3/15/2036	$287,000	$299,921
5.90%, 11/15/2053	175,000	186,679
6.15%, 11/15/2052	310,000	341,372
Series 2007-A, 6.30%, 8/15/2037	242,000	260,987
Series 08-B, 6.75%, 4/1/2038	263,000	298,132
Constellation Energy Generation LLC:
5.75%, 10/1/2041	221,000	220,719
5.75%, 3/15/2054 (b)	710,000	709,368
6.13%, 1/15/2034 (b)	120,000	126,880
6.25%, 10/1/2039	347,000	365,741
6.50%, 10/1/2053	95,000	104,736
Consumers Energy Co.:
2.50%, 5/1/2060	298,000	171,234
3.10%, 8/15/2050	256,000	180,769
3.75%, 2/15/2050	120,000	95,184
3.95%, 5/15/2043	111,000	93,932
3.95%, 7/15/2047	15,000	12,405
4.05%, 5/15/2048 (b)	222,000	185,801
4.20%, 9/1/2052	234,000	196,951
4.35%, 4/15/2049 (b)	261,000	228,124
Dayton Power & Light Co. 3.95%, 6/15/2049	169,000	126,333
Delmarva Power & Light Co. 4.15%, 5/15/2045	167,000	135,292
Dominion Energy South Carolina, Inc.:
4.60%, 6/15/2043	256,000	230,072
5.10%, 6/1/2065	214,000	198,524
5.45%, 2/1/2041	195,000	194,218
6.05%, 1/15/2038	151,000	160,179
6.25%, 10/15/2053	205,000	229,770
6.63%, 2/1/2032	36,000	39,852
Dominion Energy, Inc.:
Series C, 4.05%, 9/15/2042	188,000	151,517
Series C, 4.90%, 8/1/2041	229,000	208,033
Series B, 5.95%, 6/15/2035	100,000	103,150
7.00%, 6/15/2038	170,000	187,116
DTE Electric Co.:
Series B, 3.25%, 4/1/2051	187,000	130,909
3.70%, 3/15/2045	176,000	140,115
3.70%, 6/1/2046	187,000	145,378
3.75%, 8/15/2047	246,000	192,815
3.95%, 3/1/2049	30,000	24,281
Series A, 4.00%, 4/1/2043	95,000	79,413
Series A, 4.05%, 5/15/2048	261,000	213,989
4.30%, 7/1/2044	134,000	116,238
5.40%, 4/1/2053 (b)	352,000	355,393
Duke Energy Carolinas LLC:
3.45%, 4/15/2051	55,000	39,782
3.55%, 3/15/2052	170,000	123,984
3.70%, 12/1/2047	295,000	224,020
3.75%, 6/1/2045	260,000	202,543
3.88%, 3/15/2046	264,000	208,908

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.95%, 3/15/2048	$224,000	$178,683
4.00%, 9/30/2042	305,000	254,208
4.25%, 12/15/2041	196,000	168,352
5.30%, 2/15/2040	227,000	224,085
5.35%, 1/15/2053	380,000	375,273
5.40%, 1/15/2054	391,000	389,065
6.00%, 1/15/2038	159,000	168,713
6.05%, 4/15/2038	275,000	291,552
6.10%, 6/1/2037	125,000	131,465
Duke Energy Corp.:
3.30%, 6/15/2041	10,000	7,460
3.50%, 6/15/2051	10,000	7,022
3.75%, 9/1/2046	457,000	345,465
4.20%, 6/15/2049	210,000	167,317
4.80%, 12/15/2045	166,000	147,562
6.10%, 9/15/2053	290,000	306,568
Duke Energy Florida LLC:
3.00%, 12/15/2051	38,000	24,927
3.40%, 10/1/2046	266,000	194,701
3.85%, 11/15/2042	226,000	183,804
4.20%, 7/15/2048	201,000	166,557
5.65%, 4/1/2040	177,000	181,349
5.95%, 11/15/2052	234,000	248,971
6.20%, 11/15/2053	255,000	281,405
6.35%, 9/15/2037	215,000	232,185
6.40%, 6/15/2038	284,000	309,770
Duke Energy Indiana LLC:
2.75%, 4/1/2050	289,000	183,281
Series YYY, 3.25%, 10/1/2049	261,000	183,321
3.75%, 5/15/2046	270,000	211,342
Series WWW, 4.90%, 7/15/2043	163,000	151,991
5.40%, 4/1/2053	222,000	217,857
6.12%, 10/15/2035	80,000	85,253
6.35%, 8/15/2038	218,000	236,460
6.45%, 4/1/2039	185,000	201,909
Duke Energy Ohio, Inc.:
3.70%, 6/15/2046	212,000	163,089
4.30%, 2/1/2049	210,000	174,695
5.55%, 3/15/2054	405,000	404,174
5.65%, 4/1/2053	180,000	182,569
Duke Energy Progress LLC:
2.90%, 8/15/2051	15,000	9,705
3.60%, 9/15/2047	275,000	205,235
3.70%, 10/15/2046	172,000	131,735
4.00%, 4/1/2052	208,000	164,904
4.10%, 5/15/2042	125,000	105,313
4.10%, 3/15/2043	251,000	208,656
4.15%, 12/1/2044	219,000	181,720
4.20%, 8/15/2045	313,000	261,411
4.38%, 3/30/2044	185,000	158,737
5.35%, 3/15/2053	214,000	209,119
6.30%, 4/1/2038	181,000	195,625
Security Description	Principal Amount	Value
El Paso Electric Co.:
5.00%, 12/1/2044	$218,000	$188,112
6.00%, 5/15/2035	99,000	99,680
Emera U.S. Finance LP 4.75%, 6/15/2046	522,000	429,872
Entergy Arkansas LLC:
3.35%, 6/15/2052	197,000	136,755
4.20%, 4/1/2049	195,000	160,528
Entergy Corp. 3.75%, 6/15/2050	90,000	65,937
Entergy Louisiana LLC:
2.90%, 3/15/2051	309,000	195,693
3.10%, 6/15/2041	142,000	106,026
4.20%, 9/1/2048	394,000	322,079
4.20%, 4/1/2050	221,000	181,465
4.75%, 9/15/2052	246,000	219,223
5.70%, 3/15/2054	500,000	509,110
Entergy Mississippi LLC:
3.50%, 6/1/2051	200,000	144,442
3.85%, 6/1/2049	223,000	172,033
Entergy Texas, Inc.:
3.55%, 9/30/2049	185,000	135,444
4.50%, 3/30/2039	193,000	174,302
5.00%, 9/15/2052	192,000	175,668
5.80%, 9/1/2053	182,000	187,920
Evergy Kansas Central, Inc.:
3.25%, 9/1/2049	166,000	114,379
3.45%, 4/15/2050	266,000	189,307
4.10%, 4/1/2043	162,000	133,899
4.13%, 3/1/2042 (b)	128,000	107,849
4.25%, 12/1/2045	159,000	133,027
5.70%, 3/15/2053	207,000	210,043
Evergy Metro, Inc.:
Series 2019, 4.13%, 4/1/2049	181,000	144,697
4.20%, 6/15/2047	121,000	98,478
4.20%, 3/15/2048	50,000	40,999
5.30%, 10/1/2041	168,000	161,372
Series B, 6.05%, 11/15/2035	30,000	31,462
Exelon Corp.:
4.10%, 3/15/2052	271,000	215,692
4.45%, 4/15/2046	234,000	200,276
4.70%, 4/15/2050	309,000	271,540
4.95%, 6/15/2035	67,000	63,319
5.10%, 6/15/2045	314,000	290,783
5.60%, 3/15/2053	437,000	436,519
5.63%, 6/15/2035	98,000	99,618
Florida Power & Light Co.:
2.88%, 12/4/2051 (b)	500,000	328,665
3.15%, 10/1/2049	388,000	273,427
3.70%, 12/1/2047	419,000	329,439
3.80%, 12/15/2042	308,000	253,650
3.95%, 3/1/2048	230,000	188,402
3.99%, 3/1/2049	267,000	219,146
4.05%, 6/1/2042	274,000	237,722
4.05%, 10/1/2044	309,000	264,121

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.13%, 2/1/2042	$286,000	$247,745
4.13%, 6/1/2048	328,000	276,432
5.25%, 2/1/2041	266,000	266,109
5.30%, 4/1/2053	364,000	365,263
5.63%, 4/1/2034	97,000	103,084
5.65%, 2/1/2037	267,000	278,113
5.69%, 3/1/2040	50,000	52,599
5.95%, 2/1/2038	278,000	299,384
5.96%, 4/1/2039	231,000	251,467
Georgia Power Co.:
Series A, 3.25%, 3/15/2051	40,000	28,088
4.30%, 3/15/2043	166,000	142,003
Series 2010-C, 4.75%, 9/1/2040	132,000	121,971
Iberdrola International BV 6.75%, 7/15/2036	191,000	216,781
Idaho Power Co.:
Series K, 4.20%, 3/1/2048	90,000	72,590
Series MTN, 5.50%, 3/15/2053	213,000	211,277
Series MTN, 5.80%, 4/1/2054	180,000	184,540
Indiana Michigan Power Co.:
3.25%, 5/1/2051	132,000	89,456
Series L, 3.75%, 7/1/2047	197,000	148,288
4.25%, 8/15/2048	247,000	201,379
Series K, 4.55%, 3/15/2046	219,000	186,524
5.63%, 4/1/2053	242,000	245,115
Series H, 6.05%, 3/15/2037	191,000	199,469
Interstate Power & Light Co.:
3.70%, 9/15/2046	204,000	154,202
6.25%, 7/15/2039	209,000	218,932
IPALCO Enterprises, Inc. 5.75%, 4/1/2034 (e)	650,000	648,082
ITC Holdings Corp. 5.30%, 7/1/2043	15,000	14,160
Jersey Central Power & Light Co. 6.15%, 6/1/2037	21,000	21,777
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	89,813	84,171
Kentucky Utilities Co.:
3.30%, 6/1/2050	275,000	192,365
4.38%, 10/1/2045	277,000	237,749
5.13%, 11/1/2040	309,000	296,983
Louisville Gas & Electric Co. 4.25%, 4/1/2049	216,000	181,040
MidAmerican Energy Co.:
3.15%, 4/15/2050	130,000	90,338
3.95%, 8/1/2047	249,000	199,862
4.25%, 5/1/2046	233,000	197,523
4.25%, 7/15/2049	397,000	337,375
4.40%, 10/15/2044	220,000	191,037
5.30%, 2/1/2055	275,000	271,956
Series MTN, 5.75%, 11/1/2035	51,000	53,320
Security Description	Principal Amount	Value
Series MTN, 5.80%, 10/15/2036	$110,000	$115,333
5.85%, 9/15/2054	115,000	122,644
6.75%, 12/30/2031	43,000	48,628
Mississippi Power Co. Series 12-A, 4.25%, 3/15/2042	213,000	181,125
National Grid USA 5.80%, 4/1/2035	101,000	100,523
National Rural Utilities Cooperative Finance Corp.:
4.30%, 3/15/2049	256,000	217,372
4.40%, 11/1/2048 (b)	154,000	131,213
Nevada Power Co.:
Series EE, 3.13%, 8/1/2050	215,000	143,106
Series GG, 5.90%, 5/1/2053	200,000	208,462
6.00%, 3/15/2054	210,000	221,659
Series N, 6.65%, 4/1/2036	67,000	72,641
Series R, 6.75%, 7/1/2037	178,000	199,105
NextEra Energy Capital Holdings, Inc.:
5.25%, 2/28/2053	10,000	9,518
5.55%, 3/15/2054 (b)	300,000	297,963
Northern States Power Co.:
3.40%, 8/15/2042	142,000	108,898
3.60%, 5/15/2046	176,000	133,911
4.00%, 8/15/2045	188,000	152,079
4.13%, 5/15/2044	111,000	93,180
5.10%, 5/15/2053 (b)	310,000	298,586
5.35%, 11/1/2039	130,000	129,366
5.40%, 3/15/2054	315,000	317,243
6.20%, 7/1/2037 (b)	161,000	174,342
6.25%, 6/1/2036	161,000	174,658
NorthWestern Corp. 4.18%, 11/15/2044	239,000	195,516
NSTAR Electric Co.:
4.40%, 3/1/2044	98,000	86,414
4.55%, 6/1/2052	214,000	186,811
4.95%, 9/15/2052	156,000	145,718
5.50%, 3/15/2040	139,000	140,223
Oglethorpe Power Corp.:
3.75%, 8/1/2050	104,000	75,164
4.50%, 4/1/2047	150,000	124,617
5.05%, 10/1/2048	246,000	221,373
5.25%, 9/1/2050	178,000	165,864
5.38%, 11/1/2040	75,000	71,574
5.95%, 11/1/2039	204,000	205,328
6.20%, 12/1/2053 (e)	205,000	215,685
Ohio Edison Co. 6.88%, 7/15/2036	65,000	72,825
Ohio Power Co.:
Series R, 2.90%, 10/1/2051	80,000	51,596
4.00%, 6/1/2049	238,000	187,356
4.15%, 4/1/2048	216,000	173,841
Oklahoma Gas & Electric Co.:
3.85%, 8/15/2047	123,000	94,714

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.15%, 4/1/2047	$159,000	$128,669
5.60%, 4/1/2053	192,000	192,340
Oncor Electric Delivery Co. LLC:
2.70%, 11/15/2051	10,000	6,287
3.10%, 9/15/2049	150,000	103,923
3.70%, 5/15/2050	120,000	91,735
3.80%, 9/30/2047	263,000	204,619
3.80%, 6/1/2049	100,000	79,010
4.10%, 11/15/2048	160,000	131,672
4.55%, 12/1/2041	65,000	59,472
4.60%, 6/1/2052	302,000	266,292
4.95%, 9/15/2052 (b)	407,000	383,166
5.25%, 9/30/2040	150,000	148,865
5.30%, 6/1/2042	112,000	111,760
5.35%, 10/1/2052	265,000	262,567
7.25%, 1/15/2033	31,000	35,444
7.50%, 9/1/2038	228,000	273,639
Pacific Gas & Electric Co.:
3.30%, 8/1/2040	281,000	206,366
3.50%, 8/1/2050 (b)	572,000	391,757
3.75%, 8/15/2042	177,000	131,785
3.95%, 12/1/2047	387,000	289,759
4.00%, 12/1/2046	271,000	202,651
4.20%, 6/1/2041	236,000	190,325
4.25%, 3/15/2046	240,000	187,963
4.30%, 3/15/2045	288,000	227,393
4.45%, 4/15/2042	223,000	182,708
4.50%, 7/1/2040	716,000	610,855
4.60%, 6/15/2043	214,000	179,045
4.75%, 2/15/2044	318,000	267,988
4.95%, 7/1/2050	980,000	844,231
5.25%, 3/1/2052	268,000	239,139
5.80%, 5/15/2034	250,000	252,242
6.70%, 4/1/2053	315,000	341,558
6.75%, 1/15/2053	446,000	486,613
PacifiCorp:
2.90%, 6/15/2052	442,000	269,390
3.30%, 3/15/2051	112,000	74,838
4.10%, 2/1/2042	191,000	152,842
4.13%, 1/15/2049	298,000	234,124
4.15%, 2/15/2050	300,000	235,395
5.25%, 6/15/2035	139,000	136,759
5.35%, 12/1/2053	434,000	403,867
5.50%, 5/15/2054	465,000	446,600
5.75%, 4/1/2037	272,000	275,876
5.80%, 1/15/2055	400,000	394,388
6.00%, 1/15/2039	294,000	305,043
6.10%, 8/1/2036	183,000	190,344
6.25%, 10/15/2037	270,000	284,569
6.35%, 7/15/2038	164,000	174,053
7.70%, 11/15/2031	1,000	1,156
PECO Energy Co.:
2.80%, 6/15/2050	176,000	114,828
2.85%, 9/15/2051	61,000	39,250
3.00%, 9/15/2049	73,000	49,487
Security Description	Principal Amount	Value
3.70%, 9/15/2047	$167,000	$130,736
4.15%, 10/1/2044	150,000	127,338
4.38%, 8/15/2052	130,000	112,912
4.60%, 5/15/2052	199,000	179,247
Potomac Electric Power Co.:
5.50%, 3/15/2054	115,000	116,726
6.50%, 11/15/2037	262,000	291,423
PPL Electric Utilities Corp.:
4.13%, 6/15/2044	134,000	114,065
4.15%, 10/1/2045 (b)	110,000	92,863
4.15%, 6/15/2048	89,000	75,260
4.85%, 2/15/2034	110,000	108,270
5.25%, 5/15/2053	337,000	333,573
6.25%, 5/15/2039	131,000	141,963
Progress Energy, Inc.:
6.00%, 12/1/2039	265,000	270,141
7.00%, 10/30/2031	22,000	24,341
7.75%, 3/1/2031	18,000	20,404
Public Service Co. of Colorado:
Series 36, 2.70%, 1/15/2051	249,000	150,468
Series 34, 3.20%, 3/1/2050 (b)	252,000	170,667
3.60%, 9/15/2042	211,000	162,470
3.80%, 6/15/2047	232,000	178,116
4.05%, 9/15/2049	228,000	178,196
4.10%, 6/15/2048	212,000	166,876
4.30%, 3/15/2044	162,000	135,463
Series 39, 4.50%, 6/1/2052	219,000	184,048
5.25%, 4/1/2053	368,000	348,069
Series 17, 6.25%, 9/1/2037	150,000	160,107
6.50%, 8/1/2038	163,000	178,408
Public Service Co. of New Hampshire:
3.60%, 7/1/2049	30,000	23,030
5.15%, 1/15/2053	100,000	98,075
Public Service Co. of Oklahoma Series K, 3.15%, 8/15/2051 (b)	107,000	71,546
Public Service Electric & Gas Co.:
Series MTN, 3.15%, 1/1/2050	133,000	94,511
Series MTN, 3.60%, 12/1/2047	134,000	103,867
Series MTN, 3.65%, 9/1/2042	28,000	22,461
Series MTN, 3.85%, 5/1/2049	158,000	127,135
Series MTN, 3.95%, 5/1/2042	177,000	148,816
Series MTN, 4.15%, 11/1/2045	53,000	43,239
5.45%, 8/1/2053	255,000	262,155
Series MTN, 5.45%, 3/1/2054	1,000,000	1,030,090
Series MTN, 5.50%, 3/1/2040	125,000	127,273
Series MTN, 5.80%, 5/1/2037	56,000	58,346
Puget Sound Energy, Inc.:
2.89%, 9/15/2051	97,000	62,401
3.25%, 9/15/2049	254,000	174,000
4.22%, 6/15/2048	294,000	241,365

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.30%, 5/20/2045	$162,000	$136,563
5.45%, 6/1/2053	205,000	204,508
5.64%, 4/15/2041	110,000	110,481
5.76%, 10/1/2039	158,000	160,356
5.80%, 3/15/2040	155,000	157,652
6.27%, 3/15/2037	119,000	127,679
San Diego Gas & Electric Co.:
Series UUU, 3.32%, 4/15/2050	237,000	167,609
3.70%, 3/15/2052	261,000	197,016
Series RRR, 3.75%, 6/1/2047	226,000	175,446
4.10%, 6/15/2049	190,000	154,595
4.15%, 5/15/2048	219,000	182,736
4.50%, 8/15/2040	116,000	104,152
5.35%, 4/1/2053	342,000	337,215
5.55%, 4/15/2054	500,000	506,720
6.00%, 6/1/2039	170,000	178,226
Sempra:
4.00%, 2/1/2048	229,000	179,158
6.00%, 10/15/2039	309,000	315,436
Sierra Pacific Power Co. 5.90%, 3/15/2054 (e)	180,000	185,796
Southaven Combined Cycle Generation LLC 3.85%, 8/15/2033	430	400
Southern California Edison Co.:
Series 20A, 2.95%, 2/1/2051	179,000	116,239
3.45%, 2/1/2052 (b)	297,000	209,730
Series C, 3.60%, 2/1/2045	224,000	167,677
3.65%, 2/1/2050	480,000	355,915
Series 2013-A, 3.90%, 3/15/2043	211,000	169,197
4.00%, 4/1/2047	698,000	552,886
4.05%, 3/15/2042	221,000	182,237
Series C, 4.13%, 3/1/2048	329,000	265,816
4.50%, 9/1/2040	203,000	179,645
4.65%, 10/1/2043	190,000	168,256
Series B, 4.88%, 3/1/2049	248,000	222,082
5.20%, 6/1/2034	250,000	247,480
Series 2005-E, 5.35%, 7/15/2035	122,000	121,871
Series E, 5.45%, 6/1/2052	180,000	175,037
5.50%, 3/15/2040	240,000	238,385
Series 2006-E, 5.55%, 1/15/2037	158,000	159,085
Series 2006-A, 5.63%, 2/1/2036	165,000	166,449
5.70%, 3/1/2053	217,000	218,085
5.75%, 4/15/2054	205,000	207,630
Series 2004-G, 5.75%, 4/1/2035	115,000	117,858
5.88%, 12/1/2053	306,000	316,230
Series 2008-A, 5.95%, 2/1/2038	229,000	236,965
Series 2004-B, 6.00%, 1/15/2034	71,000	75,043
Security Description	Principal Amount	Value
6.05%, 3/15/2039	$216,000	$225,621
Southern Co.:
4.25%, 7/1/2036	202,000	180,170
4.40%, 7/1/2046	473,000	408,119
Southern Power Co.:
Series F, 4.95%, 12/15/2046	205,000	182,442
5.15%, 9/15/2041	165,000	153,897
5.25%, 7/15/2043	261,000	246,530
Southwestern Electric Power Co.:
3.25%, 11/1/2051	226,000	149,567
Series L, 3.85%, 2/1/2048	222,000	163,012
Series J, 3.90%, 4/1/2045	205,000	156,602
6.20%, 3/15/2040	164,000	172,123
Southwestern Public Service Co.:
Series 8, 3.15%, 5/1/2050	107,000	70,293
3.40%, 8/15/2046	142,000	99,921
3.70%, 8/15/2047	200,000	143,994
3.75%, 6/15/2049	159,000	117,649
Series 6, 4.40%, 11/15/2048	185,000	150,660
4.50%, 8/15/2041	223,000	190,259
Tampa Electric Co.:
3.45%, 3/15/2051	130,000	91,853
3.63%, 6/15/2050	130,000	95,557
4.10%, 6/15/2042	184,000	153,958
4.30%, 6/15/2048	122,000	101,497
4.35%, 5/15/2044	131,000	109,908
4.45%, 6/15/2049	149,000	127,596
5.00%, 7/15/2052 (b)	155,000	142,541
Toledo Edison Co. 6.15%, 5/15/2037	246,000	260,209
Tucson Electric Power Co.:
3.25%, 5/1/2051	89,000	60,642
4.00%, 6/15/2050	213,000	165,075
4.85%, 12/1/2048	137,000	122,323
5.50%, 4/15/2053	190,000	188,123
Union Electric Co.:
3.25%, 10/1/2049	205,000	143,379
3.65%, 4/15/2045	226,000	173,525
3.90%, 9/15/2042	254,000	210,299
3.90%, 4/1/2052	220,000	174,020
4.00%, 4/1/2048	263,000	210,981
5.25%, 1/15/2054	200,000	192,188
5.30%, 8/1/2037	69,000	70,053
5.45%, 3/15/2053	238,000	235,763
8.45%, 3/15/2039	171,000	220,185
Virginia Electric & Power Co.:
2.95%, 11/15/2051	353,000	229,005
3.30%, 12/1/2049	100,000	70,650
Series B, 3.80%, 9/15/2047	284,000	219,569
4.00%, 1/15/2043	264,000	219,004
Series C, 4.00%, 11/15/2046	268,000	215,437
Series B, 4.20%, 5/15/2045	206,000	172,885
4.45%, 2/15/2044	286,000	249,595

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.60%, 12/1/2048	$286,000	$249,747
Series C, 4.63%, 5/15/2052	288,000	251,067
Series D, 4.65%, 8/15/2043	273,000	245,015
5.35%, 1/15/2054	180,000	176,299
5.45%, 4/1/2053	341,000	338,678
5.70%, 8/15/2053 (b)	184,000	189,303
Series A, 6.00%, 5/15/2037	324,000	339,970
Series B, 6.00%, 1/15/2036	135,000	142,472
6.35%, 11/30/2037	218,000	236,037
8.88%, 11/15/2038	289,000	386,483
Wisconsin Electric Power Co.:
4.30%, 10/15/2048	184,000	155,530
5.70%, 12/1/2036	169,000	176,105
Wisconsin Power & Light Co.:
3.65%, 4/1/2050	235,000	173,693
6.38%, 8/15/2037	157,000	167,367
Wisconsin Public Service Corp.:
3.30%, 9/1/2049	83,000	58,764
3.67%, 12/1/2042	145,000	114,240
4.75%, 11/1/2044 (b)	232,000	211,772
Xcel Energy, Inc. 6.50%, 7/1/2036	142,000	151,274
		97,571,902
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Emerson Electric Co.:
2.75%, 10/15/2050	186,000	120,253
2.80%, 12/21/2051	324,000	211,789
5.25%, 11/15/2039	178,000	181,103
6.13%, 4/15/2039	62,000	66,556
		579,701
ELECTRONICS — 0.4%
Fortive Corp. 4.30%, 6/15/2046	198,000	165,684
Honeywell International, Inc.:
3.81%, 11/21/2047	262,000	212,050
4.50%, 1/15/2034	130,000	126,407
5.00%, 3/1/2035	670,000	672,184
5.25%, 3/1/2054	550,000	554,268
5.35%, 3/1/2064	370,000	375,095
5.38%, 3/1/2041	192,000	198,317
5.70%, 3/15/2036	150,000	159,611
5.70%, 3/15/2037	199,000	210,701
Tyco Electronics Group SA 7.13%, 10/1/2037	146,000	169,376
		2,843,693
ENTERTAINMENT — 0.6%
Warnermedia Holdings, Inc.:
5.05%, 3/15/2042	1,594,000	1,367,461
5.14%, 3/15/2052	2,543,000	2,111,682
5.39%, 3/15/2062	1,101,000	912,795
		4,391,938
Security Description	Principal Amount	Value
ENVIRONMENTAL CONTROL — 0.2%
Nature Conservancy Series A, 3.96%, 3/1/2052	$229,000	$194,529
Republic Services, Inc.:
1.75%, 2/15/2032	115,000	90,947
5.00%, 4/1/2034	147,000	145,862
5.70%, 5/15/2041	173,000	179,029
6.20%, 3/1/2040	201,000	218,642
Waste Connections, Inc. 3.05%, 4/1/2050	171,000	117,320
Waste Management, Inc.:
2.95%, 6/1/2041	161,000	120,463
4.10%, 3/1/2045	123,000	107,122
4.15%, 7/15/2049	183,000	157,149
4.88%, 2/15/2034 (b)	170,000	169,026
		1,500,089
FOOD — 1.5%
Campbell Soup Co.:
3.13%, 4/24/2050	187,000	124,112
4.80%, 3/15/2048	219,000	194,857
Conagra Brands, Inc.:
5.30%, 11/1/2038	316,000	300,924
5.40%, 11/1/2048	315,000	295,908
General Mills, Inc.:
3.00%, 2/1/2051	135,000	88,744
4.15%, 2/15/2043	137,000	116,387
4.70%, 4/17/2048	128,000	115,734
5.40%, 6/15/2040	189,000	189,019
Hershey Co.:
3.13%, 11/15/2049	130,000	94,163
3.38%, 8/15/2046	248,000	189,370
Hormel Foods Corp. 3.05%, 6/3/2051 (b)	173,000	118,318
Ingredion, Inc. 3.90%, 6/1/2050	205,000	152,307
J M Smucker Co.:
2.75%, 9/15/2041	30,000	20,279
3.55%, 3/15/2050	215,000	152,446
4.25%, 3/15/2035	227,000	207,124
4.38%, 3/15/2045	133,000	113,913
6.50%, 11/15/2043	165,000	178,961
6.50%, 11/15/2053 (b)	295,000	327,359
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL 7.25%, 11/15/2053 (e)	265,000	284,576
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.:
4.38%, 2/2/2052	217,000	157,151
6.50%, 12/1/2052	484,000	478,710
Kellanova 4.50%, 4/1/2046	180,000	154,208
Koninklijke Ahold Delhaize NV 5.70%, 10/1/2040	95,000	94,918

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Kraft Heinz Foods Co.:
4.38%, 6/1/2046	$973,000	$821,241
4.63%, 10/1/2039	189,000	172,003
4.88%, 10/1/2049	493,000	446,628
5.00%, 7/15/2035	142,000	140,089
5.00%, 6/4/2042	440,000	412,654
5.20%, 7/15/2045	618,000	585,524
5.50%, 6/1/2050	404,000	399,241
6.50%, 2/9/2040	304,000	330,743
6.88%, 1/26/2039	44,000	49,720
Kroger Co.:
3.88%, 10/15/2046	218,000	168,307
3.95%, 1/15/2050	60,000	47,734
4.45%, 2/1/2047	332,000	285,709
4.65%, 1/15/2048	138,000	121,342
5.00%, 4/15/2042	245,000	231,966
5.15%, 8/1/2043	244,000	228,872
5.40%, 7/15/2040	195,000	190,314
5.40%, 1/15/2049	177,000	174,352
6.90%, 4/15/2038	190,000	213,303
McCormick & Co., Inc. 4.20%, 8/15/2047	135,000	114,207
Pilgrim's Pride Corp. 6.88%, 5/15/2034	245,000	261,158
Sysco Corp.:
3.30%, 2/15/2050	79,000	56,540
4.45%, 3/15/2048	168,000	142,820
4.50%, 4/1/2046	219,000	191,586
4.85%, 10/1/2045	220,000	201,040
5.38%, 9/21/2035	138,000	139,953
6.00%, 1/17/2034	230,000	244,904
6.60%, 4/1/2040	216,000	239,408
6.60%, 4/1/2050 (b)	290,000	331,377
Tyson Foods, Inc.:
4.55%, 6/2/2047	139,000	115,863
4.88%, 8/15/2034 (b)	107,000	102,747
5.10%, 9/28/2048	444,000	399,929
5.15%, 8/15/2044	329,000	301,127
		12,011,889
FOREST PRODUCTS & PAPER — 0.2%
Celulosa Arauco y Constitucion SA 5.50%, 11/2/2047	189,000	160,232
Georgia-Pacific LLC:
7.75%, 11/15/2029	85,000	96,936
8.88%, 5/15/2031	26,000	32,074
International Paper Co.:
4.35%, 8/15/2048 (b)	257,000	217,093
4.40%, 8/15/2047 (b)	178,000	149,397
4.80%, 6/15/2044	235,000	212,144
5.15%, 5/15/2046	160,000	152,270
6.00%, 11/15/2041	300,000	309,528
7.30%, 11/15/2039	249,000	289,876
		1,619,550
Security Description	Principal Amount	Value
GAS — 0.9%
Atmos Energy Corp.:
3.38%, 9/15/2049	$194,000	$141,145
4.13%, 10/15/2044	329,000	284,572
4.13%, 3/15/2049	190,000	158,439
4.15%, 1/15/2043	88,000	76,301
4.30%, 10/1/2048	211,000	183,300
5.50%, 6/15/2041 (b)	127,000	130,365
5.75%, 10/15/2052	258,000	273,201
6.20%, 11/15/2053 (b)	100,000	112,768
CenterPoint Energy Resources Corp.:
4.10%, 9/1/2047	164,000	132,469
5.85%, 1/15/2041	134,000	139,221
Eastern Energy Gas Holdings LLC Series C, 3.90%, 11/15/2049	103,000	72,545
NiSource, Inc.:
3.95%, 3/30/2048	205,000	160,068
4.38%, 5/15/2047	291,000	243,788
4.80%, 2/15/2044	155,000	138,341
5.00%, 6/15/2052	100,000	92,436
5.25%, 2/15/2043	101,000	95,501
5.35%, 4/1/2034	750,000	745,185
5.65%, 2/1/2045	158,000	155,486
5.95%, 6/15/2041	167,000	171,943
ONE Gas, Inc.:
4.50%, 11/1/2048	160,000	139,901
4.66%, 2/1/2044	203,000	183,151
Piedmont Natural Gas Co., Inc.:
3.35%, 6/1/2050	10,000	6,747
3.64%, 11/1/2046	168,000	121,150
4.65%, 8/1/2043	116,000	102,288
5.05%, 5/15/2052	5,000	4,566
Southern California Gas Co.:
3.75%, 9/15/2042	159,000	126,987
Series WW, 3.95%, 2/15/2050	141,000	109,964
Series UU, 4.13%, 6/1/2048	150,000	122,383
Series VV, 4.30%, 1/15/2049	210,000	173,592
5.60%, 4/1/2054	500,000	499,645
5.75%, 6/1/2053	149,000	151,727
6.35%, 11/15/2052	170,000	187,112
Southern Co. Gas Capital Corp.:
Series 21A, 3.15%, 9/30/2051	100,000	65,029
3.95%, 10/1/2046	243,000	187,956
4.40%, 6/1/2043	227,000	189,917
4.40%, 5/30/2047	162,000	133,987
5.88%, 3/15/2041	185,000	186,656
Southwest Gas Corp.:
3.18%, 8/15/2051	152,000	99,569
3.80%, 9/29/2046	145,000	109,223
4.15%, 6/1/2049	146,000	113,727
Spire Missouri, Inc. 3.30%, 6/1/2051	152,000	105,617

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Washington Gas Light Co.:
Series MTN, 3.65%, 9/15/2049	$163,000	$121,353
Series K, 3.80%, 9/15/2046	134,000	99,951
		6,849,272
HAND & MACHINE TOOLS — 0.1%
Snap-on, Inc.:
3.10%, 5/1/2050	200,000	142,134
4.10%, 3/1/2048	189,000	159,726
Stanley Black & Decker, Inc.:
2.75%, 11/15/2050	271,000	160,207
4.85%, 11/15/2048	136,000	119,514
5.20%, 9/1/2040	156,000	148,860
		730,441
HEALTH CARE PRODUCTS — 1.0%
Abbott Laboratories:
4.75%, 11/30/2036	385,000	381,593
4.75%, 4/15/2043	241,000	232,006
4.90%, 11/30/2046	867,000	844,753
5.30%, 5/27/2040	234,000	241,956
6.00%, 4/1/2039	205,000	227,659
6.15%, 11/30/2037	239,000	266,495
Baxter International, Inc.:
3.13%, 12/1/2051 (b)	274,000	179,319
3.50%, 8/15/2046	241,000	174,771
Boston Scientific Corp.:
4.55%, 3/1/2039	108,000	101,072
4.70%, 3/1/2049 (b)	213,000	197,114
6.50%, 11/15/2035	7,000	7,812
7.38%, 1/15/2040	171,000	201,903
Danaher Corp.:
2.80%, 12/10/2051	483,000	318,002
4.38%, 9/15/2045	144,000	128,599
DH Europe Finance II SARL:
3.25%, 11/15/2039	258,000	208,637
3.40%, 11/15/2049	100,000	75,059
GE HealthCare Technologies, Inc. 6.38%, 11/22/2052	301,000	339,745
Koninklijke Philips NV:
5.00%, 3/15/2042	115,000	105,306
6.88%, 3/11/2038	277,000	301,379
Medtronic, Inc.:
4.00%, 4/1/2043	33,000	28,763
4.38%, 3/15/2035	700,000	669,116
4.63%, 3/15/2045	473,000	444,686
Revvity, Inc. 3.63%, 3/15/2051	260,000	182,993
Solventum Corp.:
5.90%, 4/30/2054 (e)	320,000	319,459
6.00%, 5/15/2064 (e)	265,000	262,758
STERIS Irish FinCo UnLtd Co. 3.75%, 3/15/2051	197,000	146,070
Security Description	Principal Amount	Value
Stryker Corp.:
4.10%, 4/1/2043	$243,000	$209,070
4.38%, 5/15/2044	91,000	80,775
4.63%, 3/15/2046 (b)	190,000	173,451
Thermo Fisher Scientific, Inc.:
2.80%, 10/15/2041	422,000	308,752
4.10%, 8/15/2047	74,000	62,830
5.20%, 1/31/2034 (b)	75,000	76,463
5.30%, 2/1/2044	228,000	228,194
5.40%, 8/10/2043 (b)	205,000	210,217
Zimmer Biomet Holdings, Inc.:
4.45%, 8/15/2045	134,000	120,242
5.75%, 11/30/2039	211,000	211,922
		8,268,941
HEALTH CARE SERVICES — 5.8%
AdventHealth Obligated Group Series E, 2.80%, 11/15/2051	230,000	153,764
Adventist Health System 3.63%, 3/1/2049 (b)	231,000	170,845
Advocate Health & Hospitals Corp.:
Series 2020, 3.01%, 6/15/2050	128,000	89,268
3.39%, 10/15/2049	208,000	156,491
4.27%, 8/15/2048	216,000	189,292
Aetna, Inc.:
3.88%, 8/15/2047	324,000	247,274
4.13%, 11/15/2042	162,000	132,100
4.50%, 5/15/2042	254,000	220,233
4.75%, 3/15/2044	101,000	89,413
6.63%, 6/15/2036	216,000	237,419
6.75%, 12/15/2037	211,000	235,100
AHS Hospital Corp.:
Series 2021, 2.78%, 7/1/2051	240,000	158,081
5.02%, 7/1/2045	187,000	181,822
Allina Health System:
Series 2021, 2.90%, 11/15/2051	104,000	68,588
Series 2019, 3.89%, 4/15/2049	227,000	182,147
Ascension Health:
Series B, 3.11%, 11/15/2039	111,000	87,861
3.95%, 11/15/2046	341,000	289,587
4.85%, 11/15/2053	235,000	225,553
Banner Health:
2.91%, 1/1/2042	149,000	109,974
2.91%, 1/1/2051	135,000	90,779
Series 2020, 3.18%, 1/1/2050	178,000	128,165
Baptist Health South Florida Obligated Group Series 2021, 3.12%, 11/15/2071	160,000	95,816
Baptist Healthcare System Obligated Group Series 20B, 3.54%, 8/15/2050	95,000	71,104

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
BayCare Health System, Inc. Series 2020, 3.83%, 11/15/2050	$231,000	$190,127
Baylor Scott & White Holdings:
Series 2021, 2.84%, 11/15/2050	304,000	206,860
3.97%, 11/15/2046	223,000	186,082
4.19%, 11/15/2045	208,000	184,190
Beth Israel Lahey Health, Inc. Series L, 3.08%, 7/1/2051	188,000	122,488
Bon Secours Mercy Health, Inc. Series 20-2, 3.21%, 6/1/2050	247,000	174,854
Catholic Health Services of Long Island Obligated Group Series 2020, 3.37%, 7/1/2050	188,000	134,929
Children's Health System of Texas 2.51%, 8/15/2050	185,000	115,758
Children's Hospital Series 2020, 2.93%, 7/15/2050	214,000	138,327
Children's Hospital Corp.:
Series 2020, 2.59%, 2/1/2050	212,000	135,309
Series 2017, 4.12%, 1/1/2047	145,000	124,005
Children's Hospital Medical Center Series 2014-T, 4.27%, 5/15/2044	143,000	127,264
Children's Hospital of Philadelphia Series 2020, 2.70%, 7/1/2050	122,000	80,893
City of Hope:
Series 2018, 4.38%, 8/15/2048	202,000	166,535
Series 2013, 5.62%, 11/15/2043	157,000	154,887
Cleveland Clinic Foundation 4.86%, 1/1/2114 (b)	253,000	233,764
CommonSpirit Health:
AGM, 3.82%, 10/1/2049	251,000	195,228
3.91%, 10/1/2050	193,000	150,872
4.19%, 10/1/2049 (b)	288,000	239,409
4.35%, 11/1/2042	224,000	193,794
5.32%, 12/1/2034	390,000	390,429
5.55%, 12/1/2054	250,000	252,422
6.46%, 11/1/2052 (b)	235,000	265,703
Community Health Network, Inc. Series 20-A, 3.10%, 5/1/2050	107,000	72,764
Corewell Health Obligated Group Series 19A, 3.49%, 7/15/2049	240,000	183,775
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	231,000	168,020
Dartmouth-Hitchcock Health Series B, 4.18%, 8/1/2048	208,000	166,024
Dignity Health:
4.50%, 11/1/2042	231,000	199,614
Security Description	Principal Amount	Value
5.27%, 11/1/2064	$175,000	$164,932
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047 (b)	223,000	186,415
Elevance Health, Inc.:
3.13%, 5/15/2050	176,000	122,199
3.60%, 3/15/2051 (b)	318,000	238,249
4.38%, 12/1/2047	420,000	360,864
4.55%, 3/1/2048	281,000	246,544
4.55%, 5/15/2052	235,000	205,660
4.63%, 5/15/2042	266,000	242,177
4.65%, 1/15/2043	246,000	223,929
4.65%, 8/15/2044	269,000	242,218
5.10%, 1/15/2044	240,000	228,530
5.13%, 2/15/2053 (b)	363,000	347,612
5.85%, 1/15/2036	95,000	99,511
5.95%, 12/15/2034	105,000	111,266
6.10%, 10/15/2052	347,000	375,929
6.38%, 6/15/2037	100,000	108,713
Franciscan Missionaries of Our Lady Health System, Inc. Series B, 3.91%, 7/1/2049	235,000	184,994
Fred Hutchinson Cancer Center Series 2022, 4.97%, 1/1/2052	168,000	159,771
Hackensack Meridian Health, Inc.:
Series 2020, 2.68%, 9/1/2041	167,000	119,064
Series 2020, 2.88%, 9/1/2050	214,000	143,932
4.21%, 7/1/2048	184,000	159,982
4.50%, 7/1/2057	167,000	149,637
Hartford HealthCare Corp. 3.45%, 7/1/2054	84,000	61,166
HCA, Inc.:
3.50%, 7/15/2051	421,000	290,966
4.38%, 3/15/2042	224,000	187,853
4.63%, 3/15/2052	655,000	547,449
5.13%, 6/15/2039	261,000	246,316
5.25%, 6/15/2049	656,000	599,289
5.50%, 6/15/2047	451,000	428,712
5.60%, 4/1/2034	500,000	503,510
5.90%, 6/1/2053 (b)	335,000	336,916
6.00%, 4/1/2054	365,000	370,552
6.10%, 4/1/2064	500,000	505,530
Hoag Memorial Hospital Presbyterian 3.80%, 7/15/2052	253,000	205,904
Humana, Inc.:
3.95%, 8/15/2049	133,000	104,449
4.63%, 12/1/2042	230,000	201,535
4.80%, 3/15/2047	149,000	130,867
4.95%, 10/1/2044	242,000	220,053
5.50%, 3/15/2053	257,000	249,922
5.75%, 4/15/2054 (b)	750,000	754,710
IHC Health Services, Inc. 4.13%, 5/15/2048	99,000	85,883

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Indiana University Health, Inc. Obligated Group:
Series 2021, 2.85%, 11/1/2051	$112,000	$76,223
3.97%, 11/1/2048	250,000	210,520
Inova Health System Foundation 4.07%, 5/15/2052 (b)	175,000	148,948
Integris Baptist Medical Center, Inc. Series A, 3.88%, 8/15/2050	199,000	151,254
Iowa Health System Series 2020, 3.67%, 2/15/2050	233,000	181,610
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	241,000	200,553
Kaiser Foundation Hospitals:
Series 2021, 2.81%, 6/1/2041	302,000	222,967
Series 2021, 3.00%, 6/1/2051	445,000	307,949
Series 2019, 3.27%, 11/1/2049	408,000	300,370
4.15%, 5/1/2047	549,000	472,766
4.88%, 4/1/2042	221,000	212,458
Laboratory Corp. of America Holdings 4.70%, 2/1/2045	244,000	220,527
Mass General Brigham, Inc.:
Series 2020, 3.19%, 7/1/2049	229,000	166,435
Series 2020, 3.34%, 7/1/2060	206,000	143,428
Series 2017, 3.77%, 7/1/2048	229,000	183,786
Series 2015, 4.12%, 7/1/2055	127,000	107,108
Mayo Clinic:
Series 2021, 3.20%, 11/15/2061	252,000	173,741
Series 2012-B, 3.77%, 11/15/2043	46,000	38,983
Series 2013, 4.00%, 11/15/2047	71,000	60,949
Series 2016, 4.13%, 11/15/2052	140,000	123,137
McLaren Health Care Corp. Series A, 4.39%, 5/15/2048	247,000	216,330
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	229,000	177,099
Memorial Health Services 3.45%, 11/1/2049	211,000	160,447
Memorial Sloan-Kettering Cancer Center:
Series 2020, 2.96%, 1/1/2050	160,000	111,571
4.13%, 7/1/2052	228,000	194,694
Series 2015, 4.20%, 7/1/2055	165,000	140,950
5.00%, 7/1/2042	120,000	117,923
Methodist Hospital Series 20A, 2.71%, 12/1/2050	252,000	164,269
Montefiore Obligated Group:
4.29%, 9/1/2050	214,000	134,146
Security Description	Principal Amount	Value
Series 18-C, 5.25%, 11/1/2048	$208,000	$158,303
Mount Nittany Medical Center Obligated Group Series 2022, 3.80%, 11/15/2052	215,000	170,725
Mount Sinai Hospital:
Series 2020, 3.39%, 7/1/2050 (b)	210,000	146,187
Series 2019, 3.74%, 7/1/2049	150,000	111,714
Series 2017, 3.98%, 7/1/2048	223,000	181,270
MultiCare Health System 2.80%, 8/15/2050	83,000	50,081
MyMichigan Health Series 2020, 3.41%, 6/1/2050	236,000	174,671
Nationwide Children's Hospital, Inc. 4.56%, 11/1/2052	222,000	206,049
New York & Presbyterian Hospital:
2.26%, 8/1/2040	92,000	62,941
2.61%, 8/1/2060	150,000	86,250
Series 2019, 3.95%, 8/1/2119	183,000	135,164
4.02%, 8/1/2045	246,000	212,935
4.06%, 8/1/2056	225,000	185,359
Northwell Healthcare, Inc.:
3.81%, 11/1/2049	216,000	164,294
3.98%, 11/1/2046 (b)	257,000	205,356
4.26%, 11/1/2047	285,000	236,262
Novant Health, Inc.:
2.64%, 11/1/2036	222,000	168,629
3.17%, 11/1/2051	114,000	79,790
3.32%, 11/1/2061 (b)	194,000	129,670
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery Series 2020, 2.67%, 10/1/2050	146,000	91,695
NYU Langone Hospitals:
Series 2020, 3.38%, 7/1/2055	223,000	159,764
4.37%, 7/1/2047	178,000	158,320
4.78%, 7/1/2044	190,000	179,307
Series 13-A, 5.75%, 7/1/2043	121,000	127,942
OhioHealth Corp.:
2.83%, 11/15/2041	100,000	73,499
Series 2020, 3.04%, 11/15/2050	220,000	158,272
Orlando Health Obligated Group:
3.33%, 10/1/2050	68,000	50,752
4.09%, 10/1/2048	189,000	158,478
PeaceHealth Obligated Group:
Series 2020, 3.22%, 11/15/2050	200,000	136,212
Series 2018, 4.79%, 11/15/2048	173,000	154,437
Piedmont Healthcare, Inc.:
Series 2042, 2.72%, 1/1/2042	220,000	155,190

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
2.86%, 1/1/2052	$248,000	$163,601
Presbyterian Healthcare Services 4.88%, 8/1/2052	206,000	197,455
Providence St. Joseph Health Obligated Group:
Series 21A, 2.70%, 10/1/2051	254,000	154,904
Series I, 3.74%, 10/1/2047	145,000	111,483
Series A, 3.93%, 10/1/2048	235,000	183,392
Queen's Health Systems 4.81%, 7/1/2052	144,000	137,367
Quest Diagnostics, Inc. 4.70%, 3/30/2045	148,000	134,511
Rady Children's Hospital-San Diego Series 21A, 3.15%, 8/15/2051	184,000	132,320
RWJ Barnabas Health, Inc.:
3.48%, 7/1/2049	165,000	127,296
3.95%, 7/1/2046	186,000	154,427
Seattle Children's Hospital Series 2021, 2.72%, 10/1/2050	228,000	149,983
Sentara Healthcare Series 2021, 2.93%, 11/1/2051	172,000	117,447
Sharp HealthCare Series 20B, 2.68%, 8/1/2050	286,000	184,476
Stanford Health Care:
3.03%, 8/15/2051	205,000	141,979
Series 2018, 3.80%, 11/15/2048	215,000	175,683
Summa Health AGM, 3.51%, 11/15/2051	36,000	26,917
Sutter Health:
Series 20A, 3.16%, 8/15/2040	157,000	121,857
Series 20A, 3.36%, 8/15/2050	218,000	160,271
Series 2018, 4.09%, 8/15/2048	127,000	107,307
5.55%, 8/15/2053	204,000	214,479
Texas Health Resources:
2.33%, 11/15/2050	130,000	78,702
4.33%, 11/15/2055	167,000	147,770
Toledo Hospital AGM, 5.75%, 11/15/2038	113,000	112,499
Trinity Health Corp.:
Series 2021, 2.63%, 12/1/2040	234,000	167,811
Series 2019, 3.43%, 12/1/2048	121,000	94,012
4.13%, 12/1/2045	190,000	165,196
UMass Memorial Health Care Obligated Group 5.36%, 7/1/2052	215,000	209,019
UnitedHealth Group, Inc.:
2.75%, 5/15/2040	303,000	222,944
2.90%, 5/15/2050	371,000	250,180
3.05%, 5/15/2041	461,000	348,608
Security Description	Principal Amount	Value
3.13%, 5/15/2060	$452,000	$297,665
3.50%, 8/15/2039	374,000	308,232
3.70%, 8/15/2049	414,000	324,700
3.75%, 10/15/2047	283,000	223,253
3.88%, 8/15/2059	603,653	466,002
3.95%, 10/15/2042	197,000	168,027
4.20%, 1/15/2047	190,000	162,526
4.25%, 3/15/2043	191,000	170,357
4.25%, 4/15/2047	174,000	150,390
4.25%, 6/15/2048	388,000	334,949
4.38%, 3/15/2042	153,000	138,688
4.45%, 12/15/2048	330,000	293,482
4.63%, 7/15/2035	208,000	202,330
4.63%, 11/15/2041	121,000	112,388
4.75%, 7/15/2045	643,000	601,809
4.75%, 5/15/2052	863,000	799,311
4.95%, 5/15/2062	461,000	430,920
5.00%, 4/15/2034	1,250,000	1,251,412
5.05%, 4/15/2053	886,000	861,360
5.20%, 4/15/2063	607,000	589,185
5.38%, 4/15/2054	380,000	386,388
5.50%, 4/15/2064	700,000	712,005
5.70%, 10/15/2040	109,000	114,006
5.80%, 3/15/2036	238,000	255,298
5.88%, 2/15/2053	903,000	977,534
5.95%, 2/15/2041	142,000	150,729
6.05%, 2/15/2063	660,000	726,733
6.50%, 6/15/2037	163,000	183,867
6.63%, 11/15/2037	105,000	119,285
6.88%, 2/15/2038	296,000	347,528
UPMC 5.38%, 5/15/2043	227,000	229,418
WakeMed Series A, 3.29%, 10/1/2052	215,000	152,932
West Virginia United Health System Obligated Group Series 2020, 3.13%, 6/1/2050	162,000	104,113
Willis-Knighton Medical Center:
Series 2021, 3.07%, 3/1/2051	157,000	103,862
Series 2018, 4.81%, 9/1/2048	201,000	180,337
Yale-New Haven Health Services Corp. Series 2020, 2.50%, 7/1/2050	251,000	152,189
		46,086,477
HOME BUILDERS — 0.1%
MDC Holdings, Inc.:
3.97%, 8/6/2061	115,000	91,257
6.00%, 1/15/2043	116,000	117,862
PulteGroup, Inc.:
6.00%, 2/15/2035	27,000	28,121
6.38%, 5/15/2033	29,000	30,824
7.88%, 6/15/2032	110,000	127,807
		395,871

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
HOME FURNISHINGS — 0.0% (a)
Leggett & Platt, Inc. 3.50%, 11/15/2051	$176,000	$119,390
Whirlpool Corp.:
4.50%, 6/1/2046	232,000	189,787
4.60%, 5/15/2050	99,000	81,198
		390,375
HOUSEHOLD PRODUCTS — 0.2%
Colgate-Palmolive Co. Series MTN, 4.00%, 8/15/2045	30,000	26,385
Estee Lauder Cos., Inc.:
3.13%, 12/1/2049 (b)	280,000	193,147
4.15%, 3/15/2047	352,000	295,768
4.38%, 6/15/2045	233,000	202,656
5.15%, 5/15/2053	190,000	184,783
6.00%, 5/15/2037	121,000	130,357
Kenvue, Inc. 5.20%, 3/22/2063	256,000	253,432
Procter & Gamble Co.:
3.50%, 10/25/2047	102,000	82,325
3.55%, 3/25/2040	226,000	193,942
5.55%, 3/5/2037	192,000	206,680
5.80%, 8/15/2034	70,000	77,116
		1,846,591
HOUSEHOLD PRODUCTS & WARES — 0.1%
Church & Dwight Co., Inc.:
3.95%, 8/1/2047	171,000	138,378
5.00%, 6/15/2052	112,000	105,698
Kimberly-Clark Corp.:
3.20%, 7/30/2046	221,000	162,930
3.90%, 5/4/2047	302,000	247,724
5.30%, 3/1/2041	183,000	185,308
6.63%, 8/1/2037	81,000	94,073
		934,111
INSURANCE — 4.1%
Aflac, Inc.:
4.00%, 10/15/2046	141,000	114,053
4.75%, 1/15/2049	168,000	153,843
Alleghany Corp.:
3.25%, 8/15/2051	90,000	63,706
4.90%, 9/15/2044	226,000	215,084
Allstate Corp.:
3.85%, 8/10/2049	2,000	1,574
4.20%, 12/15/2046	351,000	291,414
4.50%, 6/15/2043	284,000	249,812
5.35%, 6/1/2033 (b)	73,000	73,362
5.55%, 5/9/2035	103,000	106,631
5.95%, 4/1/2036	148,000	157,820
3 mo. USD Term SOFR + 2.12%, 6.50%, 5/15/2067 (c)	125,000	127,121
American Financial Group, Inc. 4.50%, 6/15/2047	206,000	172,241
Security Description	Principal Amount	Value
American International Group, Inc.:
4.38%, 6/30/2050	$383,000	$332,712
4.50%, 7/16/2044	212,000	189,274
4.75%, 4/1/2048	330,000	305,422
4.80%, 7/10/2045	285,000	265,449
6.25%, 5/1/2036	159,000	167,252
Aon Corp. 6.25%, 9/30/2040	103,000	111,447
Aon Corp./Aon Global Holdings PLC 3.90%, 2/28/2052	249,000	191,162
Aon Global Ltd.:
4.45%, 5/24/2043	51,000	42,651
4.60%, 6/14/2044	186,000	162,657
4.75%, 5/15/2045	148,000	132,870
Aon North America, Inc. 5.75%, 3/1/2054	1,000,000	1,023,530
Arch Capital Finance LLC 5.03%, 12/15/2046	159,000	147,845
Arch Capital Group Ltd.:
3.64%, 6/30/2050	320,000	236,950
7.35%, 5/1/2034	30,000	33,912
Arch Capital Group U.S., Inc. 5.14%, 11/1/2043	275,000	262,482
Arthur J Gallagher & Co.:
3.50%, 5/20/2051	217,000	154,241
5.45%, 7/15/2034	370,000	372,435
5.75%, 3/2/2053	192,000	192,540
5.75%, 7/15/2054	175,000	175,553
6.50%, 2/15/2034	155,000	166,713
6.75%, 2/15/2054	130,000	147,498
Assured Guaranty U.S. Holdings, Inc. 3.60%, 9/15/2051	154,000	111,476
Athene Holding Ltd.:
3.45%, 5/15/2052	153,000	100,340
3.95%, 5/25/2051	165,000	121,777
6.25%, 4/1/2054	725,000	735,759
Berkshire Hathaway Finance Corp.:
2.50%, 1/15/2051	10,000	6,370
2.85%, 10/15/2050	761,000	514,725
3.85%, 3/15/2052	283,000	228,842
4.20%, 8/15/2048	944,000	833,712
4.25%, 1/15/2049	881,000	787,737
4.30%, 5/15/2043	277,000	253,098
4.40%, 5/15/2042	270,000	253,333
5.75%, 1/15/2040	207,422	226,920
Berkshire Hathaway, Inc. 4.50%, 2/11/2043 (b)	327,000	313,263
Brighthouse Financial, Inc.:
3.85%, 12/22/2051	223,000	146,558
4.70%, 6/22/2047	382,000	303,789
Brown & Brown, Inc. 4.95%, 3/17/2052	186,000	164,376

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Chubb Corp.:
6.00%, 5/11/2037	$140,000	$151,796
Series 1, 6.50%, 5/15/2038	283,000	319,261
Chubb INA Holdings, Inc.:
3.05%, 12/15/2061	95,000	63,629
4.15%, 3/13/2043	293,000	256,560
4.35%, 11/3/2045	431,000	383,918
6.70%, 5/15/2036 (b)	193,000	220,194
Cincinnati Financial Corp. 6.13%, 11/1/2034 (b)	40,000	42,439
Corebridge Financial, Inc.:
4.35%, 4/5/2042	151,000	127,128
4.40%, 4/5/2052	419,000	342,210
5.75%, 1/15/2034	140,000	142,855
Equitable Holdings, Inc. 5.00%, 4/20/2048	546,000	495,986
Everest Reinsurance Holdings, Inc.:
3.50%, 10/15/2050	285,000	199,611
4.87%, 6/1/2044	162,000	146,600
Fairfax Financial Holdings Ltd. 6.35%, 3/22/2054 (e)	760,000	776,150
Fidelity National Financial, Inc. 3.20%, 9/17/2051	168,000	107,244
Hartford Financial Services Group, Inc.:
2.90%, 9/15/2051	89,000	58,004
3.60%, 8/19/2049	243,000	183,788
4.30%, 4/15/2043	187,000	160,874
4.40%, 3/15/2048	129,000	111,980
5.95%, 10/15/2036	130,000	136,556
6.10%, 10/1/2041	157,000	167,249
Jackson Financial, Inc. 4.00%, 11/23/2051	158,000	111,145
Lincoln National Corp.:
4.35%, 3/1/2048	116,000	91,406
4.38%, 6/15/2050	132,000	102,377
6.30%, 10/9/2037	217,000	223,321
7.00%, 6/15/2040	183,000	202,226
Loews Corp.:
4.13%, 5/15/2043	195,000	166,290
6.00%, 2/1/2035	112,000	119,954
Manulife Financial Corp. 5.38%, 3/4/2046	335,000	329,791
Markel Group, Inc.:
3.45%, 5/7/2052	181,000	125,386
4.15%, 9/17/2050	198,000	157,073
4.30%, 11/1/2047	145,000	117,163
5.00%, 4/5/2046	167,000	150,352
5.00%, 5/20/2049	171,000	155,646
Marsh & McLennan Cos., Inc.:
2.90%, 12/15/2051	118,000	76,122
4.20%, 3/1/2048	229,000	192,774
4.35%, 1/30/2047	188,000	160,509
4.75%, 3/15/2039	166,000	157,677
4.90%, 3/15/2049	473,000	440,746
Security Description	Principal Amount	Value
5.45%, 3/15/2053	$208,000	$209,312
5.45%, 3/15/2054	260,000	260,980
5.70%, 9/15/2053	300,000	311,634
6.25%, 11/1/2052	158,000	175,893
MetLife, Inc.:
4.05%, 3/1/2045	462,000	385,202
4.13%, 8/13/2042	404,434	343,648
4.60%, 5/13/2046	90,000	81,427
4.72%, 12/15/2044	285,000	255,807
4.88%, 11/13/2043	437,000	410,024
5.00%, 7/15/2052	482,000	453,495
5.25%, 1/15/2054	322,000	316,848
5.70%, 6/15/2035	291,000	303,370
5.88%, 2/6/2041	291,000	306,222
6.38%, 6/15/2034	104,000	113,551
6.40%, 12/15/2066	162,000	166,316
6.50%, 12/15/2032 (b)	97,000	107,084
10.75%, 8/1/2069	93,000	126,575
Nationwide Financial Services, Inc. Series JR, 6.75%, 5/15/2087	133,000	134,371
Old Republic International Corp. 3.85%, 6/11/2051	232,000	168,381
Principal Financial Group, Inc.:
4.30%, 11/15/2046	123,000	103,383
4.35%, 5/15/2043	157,000	137,983
4.63%, 9/15/2042	115,000	104,626
5.50%, 3/15/2053	152,000	149,310
6.05%, 10/15/2036	177,000	189,109
Progressive Corp.:
3.70%, 1/26/2045	132,000	108,117
3.70%, 3/15/2052	191,000	149,028
3.95%, 3/26/2050	155,000	126,841
4.13%, 4/15/2047	308,000	260,583
4.20%, 3/15/2048	214,000	185,626
4.35%, 4/25/2044	144,000	128,508
Prudential Financial, Inc.:
Series MTN, 3.00%, 3/10/2040	111,000	84,257
Series MTN, 3.70%, 3/13/2051	509,700	390,588
3.91%, 12/7/2047	308,000	246,046
3.94%, 12/7/2049	463,000	366,131
Series MTN, 4.35%, 2/25/2050	338,000	288,868
Series MTN, 4.42%, 3/27/2048	69,000	59,203
Series MTN, 4.60%, 5/15/2044	222,000	200,466
Series MTN, 5.70%, 12/14/2036	270,000	283,597
Series MTN, 5.75%, 7/15/2033	97,000	103,406
Series MTN, 6.63%, 12/1/2037	119,000	134,620

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 6.63%, 6/21/2040	$139,000	$156,097
Selective Insurance Group, Inc. 5.38%, 3/1/2049	148,000	141,648
Transatlantic Holdings, Inc. 8.00%, 11/30/2039	259,000	331,502
Travelers Cos., Inc.:
2.55%, 4/27/2050	2,000	1,266
3.05%, 6/8/2051	226,000	157,400
3.75%, 5/15/2046	296,000	238,511
4.00%, 5/30/2047	317,000	263,535
4.05%, 3/7/2048	178,000	150,422
4.10%, 3/4/2049	114,000	96,166
4.30%, 8/25/2045	263,000	230,438
4.60%, 8/1/2043	220,000	204,585
5.35%, 11/1/2040	165,000	167,252
5.45%, 5/25/2053	415,000	429,716
Series MTN, 6.25%, 6/15/2037	206,000	226,878
6.75%, 6/20/2036	61,000	69,388
Unum Group:
4.13%, 6/15/2051	102,000	77,174
4.50%, 12/15/2049	168,000	136,100
5.75%, 8/15/2042	183,000	179,126
W R Berkley Corp.:
3.15%, 9/30/2061	127,000	77,448
3.55%, 3/30/2052	94,000	65,457
4.00%, 5/12/2050	140,000	108,479
4.75%, 8/1/2044	145,000	128,241
Willis North America, Inc.:
3.88%, 9/15/2049	116,000	87,326
5.05%, 9/15/2048	153,000	139,261
5.90%, 3/5/2054	395,000	400,242
XL Group Ltd. 5.25%, 12/15/2043	130,000	122,951
		32,134,366
INTERNET — 1.7%
Alibaba Group Holding Ltd.:
2.70%, 2/9/2041	359,000	250,769
3.15%, 2/9/2051	517,000	343,660
3.25%, 2/9/2061	341,000	217,186
4.00%, 12/6/2037	504,000	437,679
4.20%, 12/6/2047	583,000	478,806
4.40%, 12/6/2057	426,000	349,665
4.50%, 11/28/2034 (b)	116,000	109,590
Alphabet, Inc.:
1.90%, 8/15/2040	381,000	255,975
2.05%, 8/15/2050	10,000	5,971
2.25%, 8/15/2060	218,000	125,753
Amazon.com, Inc.:
2.50%, 6/3/2050	205,000	130,770
2.70%, 6/3/2060	889,000	550,780
2.88%, 5/12/2041	738,000	561,994
3.10%, 5/12/2051	1,291,000	924,511
3.25%, 5/12/2061	624,000	438,335
Security Description	Principal Amount	Value
3.88%, 8/22/2037	$856,000	$772,805
3.95%, 4/13/2052	883,000	741,853
4.05%, 8/22/2047	1,325,000	1,155,307
4.10%, 4/13/2062	521,000	439,427
4.25%, 8/22/2057	889,000	773,643
4.95%, 12/5/2044 (b)	543,000	543,282
eBay, Inc.:
3.65%, 5/10/2051	314,000	232,797
4.00%, 7/15/2042	240,000	195,783
JD.com, Inc. 4.13%, 1/14/2050	229,000	180,342
Meta Platforms, Inc.:
4.45%, 8/15/2052	1,037,000	921,509
4.65%, 8/15/2062	519,000	465,278
5.60%, 5/15/2053	873,000	922,953
5.75%, 5/15/2063	690,000	740,308
		13,266,731
IRON/STEEL — 0.3%
ArcelorMittal SA:
6.75%, 3/1/2041	292,000	303,852
7.00%, 10/15/2039	260,000	282,875
Nucor Corp.:
2.98%, 12/15/2055	181,000	117,073
3.85%, 4/1/2052	210,000	166,767
4.40%, 5/1/2048	151,000	134,242
5.20%, 8/1/2043	161,000	159,340
6.40%, 12/1/2037	204,000	225,196
Steel Dynamics, Inc. 3.25%, 10/15/2050	169,000	112,432
Vale Overseas Ltd.:
6.88%, 11/21/2036	371,000	395,653
6.88%, 11/10/2039 (b)	484,000	517,357
Vale SA 5.63%, 9/11/2042	200,000	195,548
		2,610,335
IT SERVICES — 0.3%
Apple, Inc. 4.85%, 5/10/2053 (b)	534,000	530,924
Dell International LLC/EMC Corp.:
3.38%, 12/15/2041	321,000	239,023
3.45%, 12/15/2051	257,000	180,496
5.40%, 4/15/2034	850,000	851,564
IBM International Capital Pte. Ltd.:
5.25%, 2/5/2044	670,000	653,746
5.30%, 2/5/2054	215,000	209,961
		2,665,714
LEISURE TIME — 0.0% (a)
Brunswick Corp. 5.10%, 4/1/2052	222,000	182,380
Harley-Davidson, Inc. 4.63%, 7/28/2045 (b)	183,000	151,895
		334,275

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
LODGING — 0.1%
Marriott International, Inc.:
Series II, 2.75%, 10/15/2033	$98,000	$79,610
5.30%, 5/15/2034 (b)	375,000	370,778
		450,388
MACHINERY, CONSTRUCTION & MINING — 0.3%
ABB Finance USA, Inc. 4.38%, 5/8/2042	213,000	193,470
Caterpillar, Inc.:
3.25%, 9/19/2049	374,000	277,239
3.25%, 4/9/2050	299,000	222,477
3.80%, 8/15/2042	545,000	459,386
4.30%, 5/15/2044 (b)	229,000	208,532
4.75%, 5/15/2064	350,000	324,901
5.20%, 5/27/2041	203,000	204,259
5.30%, 9/15/2035	148,000	155,671
6.05%, 8/15/2036	155,000	170,656
		2,216,591
MACHINERY-DIVERSIFIED — 0.2%
Deere & Co.:
3.75%, 4/15/2050 (b)	213,000	176,047
3.90%, 6/9/2042	438,000	377,968
Dover Corp.:
5.38%, 10/15/2035	100,000	102,569
5.38%, 3/1/2041	190,000	189,234
Otis Worldwide Corp.:
3.11%, 2/15/2040	251,000	193,037
3.36%, 2/15/2050	185,000	134,295
Rockwell Automation, Inc.:
2.80%, 8/15/2061	193,000	116,055
4.20%, 3/1/2049	213,000	183,480
Xylem, Inc. 4.38%, 11/1/2046	181,000	155,426
		1,628,111
MEDIA — 4.8%
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.50%, 6/1/2041	497,000	334,406
3.50%, 3/1/2042	542,000	361,162
3.70%, 4/1/2051	822,000	508,547
3.85%, 4/1/2061	723,000	428,761
3.90%, 6/1/2052	894,000	569,067
3.95%, 6/30/2062	630,000	380,533
4.40%, 12/1/2061	521,000	340,468
4.80%, 3/1/2050	986,000	729,482
5.13%, 7/1/2049	513,000	397,513
5.25%, 4/1/2053	494,000	391,011
5.38%, 4/1/2038	273,000	237,570
5.38%, 5/1/2047	880,000	710,486
5.50%, 4/1/2063	438,000	343,423
5.75%, 4/1/2048	958,000	806,004
6.38%, 10/23/2035	611,000	604,340
Security Description	Principal Amount	Value
6.48%, 10/23/2045	$1,193,000	$1,106,961
6.83%, 10/23/2055	226,000	217,419
Comcast Corp.:
2.65%, 8/15/2062	43,000	24,466
2.80%, 1/15/2051	744,000	475,617
2.89%, 11/1/2051	2,037,000	1,323,337
2.94%, 11/1/2056	2,473,000	1,557,372
2.99%, 11/1/2063	1,577,000	969,287
3.25%, 11/1/2039	10,000	7,842
3.40%, 7/15/2046	608,000	453,173
3.45%, 2/1/2050	827,000	606,654
3.75%, 4/1/2040	600,000	498,522
3.97%, 11/1/2047	817,000	656,525
4.00%, 8/15/2047	398,000	322,945
4.00%, 3/1/2048	560,000	454,860
4.00%, 11/1/2049	889,000	718,668
4.05%, 11/1/2052	491,000	395,319
4.60%, 10/15/2038	50,000	46,677
4.60%, 8/15/2045	395,000	353,493
4.65%, 7/15/2042	333,000	304,961
4.70%, 10/15/2048	850,000	777,971
4.75%, 3/1/2044 (b)	254,000	233,355
4.95%, 10/15/2058 (b)	429,000	401,625
5.35%, 5/15/2053	660,000	654,852
5.50%, 5/15/2064	593,000	594,672
5.65%, 6/15/2035	162,000	169,024
6.40%, 5/15/2038	53,000	56,653
6.45%, 3/15/2037	331,000	365,364
6.50%, 11/15/2035	107,000	118,666
6.55%, 7/1/2039	236,000	263,378
6.95%, 8/15/2037	271,000	311,536
Discovery Communications LLC:
4.00%, 9/15/2055 (b)	525,000	358,564
4.65%, 5/15/2050 (b)	461,000	358,930
4.88%, 4/1/2043	132,000	108,612
5.00%, 9/20/2037	237,000	207,323
5.20%, 9/20/2047	441,000	370,991
5.30%, 5/15/2049	221,000	185,976
6.35%, 6/1/2040	189,000	185,069
Fox Corp.:
5.48%, 1/25/2039	476,000	453,281
5.58%, 1/25/2049 (b)	522,000	486,206
Grupo Televisa SAB:
5.00%, 5/13/2045	270,000	227,694
6.13%, 1/31/2046 (b)	412,000	407,353
6.63%, 1/15/2040 (b)	307,000	313,263
8.50%, 3/11/2032	17,000	19,631
NBCUniversal Media LLC:
4.45%, 1/15/2043	431,000	382,581
5.95%, 4/1/2041	294,000	310,238
6.40%, 4/30/2040	218,000	238,871
Paramount Global:
4.38%, 3/15/2043	712,000	483,590
4.60%, 1/15/2045	390,000	268,577
4.85%, 7/1/2042	248,000	181,519

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.90%, 8/15/2044	$198,000	$142,980
4.95%, 5/19/2050	371,000	263,084
5.25%, 4/1/2044	140,000	104,271
5.50%, 5/15/2033	113,000	100,087
5.85%, 9/1/2043	681,000	551,215
5.90%, 10/15/2040	147,000	123,836
6.88%, 4/30/2036 (b)	158,000	149,443
Thomson Reuters Corp.:
5.50%, 8/15/2035	143,000	146,358
5.65%, 11/23/2043	55,000	54,088
5.85%, 4/15/2040 (b)	170,000	174,354
Time Warner Cable Enterprises LLC 8.38%, 7/15/2033	112,000	124,995
Time Warner Cable LLC:
4.50%, 9/15/2042	396,000	293,583
5.50%, 9/1/2041	308,500	257,215
5.88%, 11/15/2040	415,000	362,058
6.55%, 5/1/2037	502,000	475,148
6.75%, 6/15/2039	446,000	424,476
7.30%, 7/1/2038	895,000	899,341
TWDC Enterprises 18 Corp.:
Series MTN, 3.00%, 7/30/2046	410,000	291,170
Series MTN, 3.70%, 12/1/2042	5,000	4,140
Series E, 4.13%, 12/1/2041	172,000	150,469
Series GMTN, 4.13%, 6/1/2044	295,000	256,057
4.38%, 8/16/2041	234,000	209,807
Walt Disney Co.:
2.75%, 9/1/2049	110,000	73,272
3.50%, 5/13/2040	518,000	425,423
3.60%, 1/13/2051	1,253,000	970,536
3.80%, 5/13/2060	683,000	532,487
4.63%, 3/23/2040 (b)	209,000	199,553
4.70%, 3/23/2050 (b)	632,000	591,805
4.75%, 9/15/2044	192,000	180,361
4.75%, 11/15/2046	249,000	229,638
4.95%, 10/15/2045	281,000	268,004
5.40%, 10/1/2043	332,000	338,162
6.15%, 3/1/2037	191,000	208,652
6.15%, 2/15/2041	362,000	399,456
6.20%, 12/15/2034	108,000	119,764
6.65%, 11/15/2037	356,000	409,635
7.75%, 12/1/2045	260,000	339,191
		37,976,350
METAL FABRICATE & HARDWARE — 0.1%
Precision Castparts Corp.:
3.90%, 1/15/2043	165,000	140,362
4.38%, 6/15/2045	179,000	158,666
Valmont Industries, Inc.:
5.00%, 10/1/2044	185,000	162,759
5.25%, 10/1/2054	199,000	176,035
		637,822
Security Description	Principal Amount	Value
MINING — 0.9%
Barrick Gold Corp. 6.45%, 10/15/2035	$115,000	$125,019
Barrick North America Finance LLC:
5.70%, 5/30/2041	310,000	318,181
5.75%, 5/1/2043	241,000	249,020
Barrick PD Australia Finance Pty. Ltd. 5.95%, 10/15/2039	264,000	273,800
BHP Billiton Finance USA Ltd.:
4.13%, 2/24/2042	319,000	278,315
5.00%, 9/30/2043	806,000	774,775
5.50%, 9/8/2053	165,000	170,386
Freeport-McMoRan, Inc.:
5.40%, 11/14/2034	128,000	126,582
5.45%, 3/15/2043	698,000	667,400
Newmont Corp.:
4.88%, 3/15/2042	338,000	314,489
5.45%, 6/9/2044	176,000	173,245
5.88%, 4/1/2035	99,000	103,409
6.25%, 10/1/2039	261,000	279,165
Rio Tinto Finance USA Ltd.:
2.75%, 11/2/2051	387,000	249,580
5.20%, 11/2/2040	424,000	422,749
Rio Tinto Finance USA PLC:
4.13%, 8/21/2042	291,000	253,147
4.75%, 3/22/2042	159,000	150,656
5.13%, 3/9/2053	482,000	468,403
Southern Copper Corp.:
5.25%, 11/8/2042	386,000	365,387
5.88%, 4/23/2045	526,000	528,504
6.75%, 4/16/2040	452,000	500,079
7.50%, 7/27/2035	121,000	140,117
		6,932,408
MISCELLANEOUS MANUFACTURER — 0.5%
3M Co.:
Series MTN, 3.13%, 9/19/2046	160,000	110,637
3.25%, 8/26/2049	342,000	235,963
Series MTN, 3.63%, 10/15/2047	190,000	140,134
3.70%, 4/15/2050 (b)	237,000	176,257
Series MTN, 3.88%, 6/15/2044	163,000	128,539
Series MTN, 4.00%, 9/14/2048	415,000	332,676
Series MTN, 5.70%, 3/15/2037	173,000	182,449
Eaton Corp.:
3.92%, 9/15/2047	150,000	123,210
4.15%, 11/2/2042	405,000	355,541
4.70%, 8/23/2052	254,000	237,404

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	$40,000	$37,601
General Electric Co.:
4.35%, 5/1/2050	245,000	214,365
4.50%, 3/11/2044	249,000	226,204
Series MTN, 5.88%, 1/14/2038	224,000	238,217
Series GMTN, 6.88%, 1/10/2039	186,000	220,669
Illinois Tool Works, Inc.:
3.90%, 9/1/2042	195,000	168,297
4.88%, 9/15/2041	120,000	117,277
Parker-Hannifin Corp.:
4.00%, 6/14/2049 (b)	387,000	316,396
Series MTN, 4.45%, 11/21/2044	83,000	73,328
Series MTN, 6.25%, 5/15/2038	199,000	215,133
Trane Technologies Financing Ltd.:
4.50%, 3/21/2049	125,000	110,129
4.65%, 11/1/2044	80,000	72,786
Trane Technologies Global Holding Co. Ltd. 4.30%, 2/21/2048	177,000	151,700
		4,184,912
OIL & GAS — 4.3%
Apache Corp.:
4.75%, 4/15/2043	258,000	203,673
5.10%, 9/1/2040	570,000	489,003
5.25%, 2/1/2042	141,000	120,074
5.35%, 7/1/2049	145,000	122,571
6.00%, 1/15/2037	150,000	148,994
BP Capital Markets America, Inc.:
2.77%, 11/10/2050	672,000	435,180
2.94%, 6/4/2051	1,072,000	715,860
3.00%, 2/24/2050	410,000	279,657
3.00%, 3/17/2052 (b)	625,000	422,787
3.06%, 6/17/2041	160,000	121,474
3.38%, 2/8/2061	852,000	589,456
4.89%, 9/11/2033	150,000	149,030
4.99%, 4/10/2034	450,000	449,455
Burlington Resources LLC 5.95%, 10/15/2036	5,000	5,331
Canadian Natural Resources Ltd.:
Series GMTN, 4.95%, 6/1/2047	190,000	171,458
5.85%, 2/1/2035	116,000	117,073
6.25%, 3/15/2038	378,000	392,878
6.50%, 2/15/2037	130,000	137,144
6.75%, 2/1/2039	269,000	291,375
Cenovus Energy, Inc.:
3.75%, 2/15/2052 (b)	217,000	159,100
Security Description	Principal Amount	Value
5.25%, 6/15/2037	$134,000	$128,163
5.40%, 6/15/2047	186,000	175,205
6.75%, 11/15/2039	211,000	232,718
Chevron Corp. 3.08%, 5/11/2050 (b)	277,000	198,285
Chevron USA, Inc.:
5.25%, 11/15/2043	161,000	164,531
6.00%, 3/1/2041	134,000	147,681
ConocoPhillips Co.:
3.76%, 3/15/2042	220,000	182,710
3.80%, 3/15/2052	464,000	362,407
4.03%, 3/15/2062	764,000	605,233
4.30%, 11/15/2044	105,000	92,070
4.88%, 10/1/2047	121,000	115,283
5.30%, 5/15/2053	495,000	492,673
5.55%, 3/15/2054	437,000	450,062
5.70%, 9/15/2063	256,000	268,083
5.90%, 5/15/2038	219,000	233,327
5.95%, 3/15/2046 (b)	174,000	182,961
6.50%, 2/1/2039	470,000	533,097
Continental Resources, Inc. 4.90%, 6/1/2044	227,000	188,751
Devon Energy Corp.:
4.75%, 5/15/2042 (b)	232,000	201,659
5.00%, 6/15/2045 (b)	248,000	219,817
5.60%, 7/15/2041 (b)	380,000	366,525
7.88%, 9/30/2031	105,000	120,459
7.95%, 4/15/2032	112,000	129,784
Diamondback Energy, Inc.:
4.25%, 3/15/2052	150,000	121,443
4.40%, 3/24/2051	274,000	227,045
6.25%, 3/15/2053	326,000	351,379
EOG Resources, Inc.:
3.90%, 4/1/2035	127,000	115,543
4.95%, 4/15/2050 (b)	233,000	221,413
EQT Corp. 5.75%, 2/1/2034 (b)	700,000	697,613
Exxon Mobil Corp.:
3.00%, 8/16/2039	164,000	128,373
3.10%, 8/16/2049	602,000	429,226
3.45%, 4/15/2051 (b)	1,143,000	865,697
3.57%, 3/6/2045	480,000	382,459
4.11%, 3/1/2046	1,073,000	925,302
4.33%, 3/19/2050 (b)	1,123,000	994,259
Hess Corp.:
5.60%, 2/15/2041	509,000	518,355
5.80%, 4/1/2047	140,000	143,814
6.00%, 1/15/2040	208,000	219,097
7.13%, 3/15/2033	99,000	112,073
Marathon Oil Corp.:
5.20%, 6/1/2045 (b)	178,000	159,816
6.60%, 10/1/2037 (b)	275,000	290,037
Marathon Petroleum Corp.:
4.50%, 4/1/2048	118,000	99,958
4.75%, 9/15/2044	376,000	334,422

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 9/15/2054	$83,000	$73,688
6.50%, 3/1/2041	461,000	502,061
Occidental Petroleum Corp.:
4.20%, 3/15/2048	144,000	111,689
4.40%, 4/15/2046	255,000	207,216
6.20%, 3/15/2040	329,000	337,801
6.45%, 9/15/2036	510,000	543,956
6.60%, 3/15/2046	350,000	376,968
7.95%, 6/15/2039	160,000	188,600
Ovintiv, Inc.:
6.50%, 2/1/2038	144,000	149,648
6.63%, 8/15/2037	252,000	263,161
7.10%, 7/15/2053 (b)	280,000	313,379
Phillips 66 Co.:
4.65%, 11/15/2034	110,000	104,829
4.68%, 2/15/2045	122,000	108,276
4.88%, 11/15/2044	182,000	170,123
4.90%, 10/1/2046	107,000	97,953
5.65%, 6/15/2054	1,290,000	1,308,769
5.88%, 5/1/2042	430,000	451,732
Shell International Finance BV:
3.00%, 11/26/2051	311,000	211,900
3.13%, 11/7/2049	478,000	339,586
3.25%, 4/6/2050 (b)	850,000	618,647
3.75%, 9/12/2046	494,000	398,836
4.00%, 5/10/2046	872,000	733,596
4.13%, 5/11/2035 (b)	445,000	415,968
4.38%, 5/11/2045	1,142,000	1,020,217
4.55%, 8/12/2043	562,000	520,373
5.50%, 3/25/2040	302,000	315,173
6.38%, 12/15/2038	1,149,000	1,301,369
Suncor Energy, Inc.:
3.75%, 3/4/2051	232,000	171,153
5.95%, 12/1/2034	71,000	74,422
6.50%, 6/15/2038	495,000	526,566
6.80%, 5/15/2038	396,000	429,708
6.85%, 6/1/2039	437,000	479,179
TotalEnergies Capital International SA:
2.99%, 6/29/2041	160,000	121,133
3.13%, 5/29/2050 (b)	935,000	665,935
3.39%, 6/29/2060	440,000	310,077
3.46%, 7/12/2049	285,000	215,432
Valero Energy Corp.:
3.65%, 12/1/2051	404,000	291,114
4.00%, 6/1/2052	106,000	81,404
6.63%, 6/15/2037	415,000	452,541
7.50%, 4/15/2032	101,000	116,054
		33,770,613
OIL & GAS SERVICES — 0.4%
Baker Hughes Holdings LLC 5.13%, 9/15/2040	517,000	508,350
Security Description	Principal Amount	Value
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc. 4.08%, 12/15/2047 (b)	$465,000	$383,871
Halliburton Co.:
4.50%, 11/15/2041	321,000	285,716
4.85%, 11/15/2035	254,000	247,129
5.00%, 11/15/2045 (b)	669,000	628,044
6.70%, 9/15/2038	232,000	261,550
7.45%, 9/15/2039	411,000	498,362
NOV, Inc. 3.95%, 12/1/2042	371,000	282,899
		3,095,921
PACKAGING & CONTAINERS — 0.1%
Packaging Corp. of America 4.05%, 12/15/2049	160,000	128,067
Smurfit Kappa Treasury ULC 5.78%, 4/3/2054 (e)	200,000	203,104
Sonoco Products Co. 5.75%, 11/1/2040	114,000	115,336
		446,507
PHARMACEUTICALS — 7.6%
AbbVie, Inc.:
4.05%, 11/21/2039	1,106,000	984,849
4.25%, 11/21/2049	1,695,000	1,467,073
4.30%, 5/14/2036	282,000	264,733
4.40%, 11/6/2042	830,000	752,619
4.45%, 5/14/2046	619,000	555,305
4.50%, 5/14/2035	528,000	507,793
4.55%, 3/15/2035	503,000	485,395
4.63%, 10/1/2042	145,000	135,031
4.70%, 5/14/2045	837,500	782,292
4.75%, 3/15/2045	301,000	283,792
4.85%, 6/15/2044	328,000	312,797
4.88%, 11/14/2048	534,000	510,840
5.35%, 3/15/2044	2,385,000	2,431,794
5.40%, 3/15/2054	655,000	674,159
5.50%, 3/15/2064	370,000	380,416
AstraZeneca PLC:
3.00%, 5/28/2051	210,000	147,487
4.00%, 9/18/2042	307,000	263,919
4.38%, 11/16/2045	396,000	354,642
4.38%, 8/17/2048	379,000	339,000
6.45%, 9/15/2037	892,000	1,007,728
Becton Dickinson & Co.:
3.79%, 5/20/2050	140,000	109,690
4.67%, 6/6/2047	164,000	146,965
4.69%, 12/15/2044	378,000	341,568
Bristol-Myers Squibb Co.:
2.35%, 11/13/2040	114,000	77,715
2.55%, 11/13/2050	599,000	369,493
3.25%, 8/1/2042	236,000	180,179
3.55%, 3/15/2042	283,000	226,904
3.70%, 3/15/2052	851,000	653,398

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.90%, 3/15/2062	$524,000	$398,890
4.13%, 6/15/2039	566,000	501,572
4.25%, 10/26/2049	1,451,000	1,239,691
4.35%, 11/15/2047	657,000	566,965
4.50%, 3/1/2044	242,000	220,750
4.55%, 2/20/2048	551,000	493,095
4.63%, 5/15/2044	353,000	324,735
5.00%, 8/15/2045 (b)	232,000	222,342
5.50%, 2/22/2044	193,000	197,472
5.55%, 2/22/2054	395,000	406,589
5.65%, 2/22/2064	580,000	597,203
6.25%, 11/15/2053	330,000	371,953
6.40%, 11/15/2063	365,000	417,071
Cardinal Health, Inc.:
4.37%, 6/15/2047	217,000	183,150
4.50%, 11/15/2044	205,000	176,175
4.60%, 3/15/2043	104,000	90,664
4.90%, 9/15/2045	224,000	201,540
Cencora, Inc. 4.25%, 3/1/2045	304,000	268,949
Cigna Group:
3.20%, 3/15/2040	206,000	156,084
3.40%, 3/15/2050	320,000	227,523
3.40%, 3/15/2051	471,000	335,522
3.88%, 10/15/2047	336,000	263,068
4.80%, 8/15/2038	675,000	634,655
4.80%, 7/15/2046	458,000	416,368
4.90%, 12/15/2048 (b)	1,059,000	964,844
5.60%, 2/15/2054	490,000	491,901
6.13%, 11/15/2041	226,000	241,617
CVS Health Corp.:
2.70%, 8/21/2040	318,000	221,245
4.13%, 4/1/2040	276,000	232,362
4.25%, 4/1/2050	140,000	113,397
4.78%, 3/25/2038	1,505,000	1,390,590
4.88%, 7/20/2035	143,000	137,749
5.05%, 3/25/2048	3,109,000	2,819,086
5.13%, 7/20/2045	848,000	781,067
5.30%, 12/5/2043	298,000	282,757
5.63%, 2/21/2053	502,000	492,914
5.88%, 6/1/2053	550,000	558,668
6.00%, 6/1/2063	301,000	310,132
6.13%, 9/15/2039	290,000	299,677
Eli Lilly & Co.:
3.70%, 3/1/2045	163,000	134,711
3.95%, 5/15/2047	178,000	154,994
4.15%, 3/15/2059 (b)	325,000	275,028
4.88%, 2/27/2053	437,000	426,840
4.95%, 2/27/2063	473,000	459,283
5.00%, 2/9/2054	270,000	268,604
5.10%, 2/9/2064	1,500,000	1,495,815
5.55%, 3/15/2037	220,000	233,332
GlaxoSmithKline Capital, Inc.:
4.20%, 3/18/2043	242,000	216,445
5.38%, 4/15/2034 (b)	112,000	119,721
Security Description	Principal Amount	Value
6.38%, 5/15/2038	$807,000	$911,402
Johnson & Johnson:
2.10%, 9/1/2040	386,000	265,572
2.25%, 9/1/2050	68,000	42,272
2.45%, 9/1/2060	74,000	43,997
3.40%, 1/15/2038	318,000	272,701
3.50%, 1/15/2048	265,000	210,842
3.55%, 3/1/2036	345,000	306,764
3.63%, 3/3/2037	100,000	88,717
3.70%, 3/1/2046	862,000	720,365
3.75%, 3/3/2047	493,000	409,042
4.38%, 12/5/2033 (b)	115,000	114,694
4.50%, 9/1/2040	295,000	283,053
4.50%, 12/5/2043 (b)	137,000	131,439
4.85%, 5/15/2041	201,000	200,845
5.85%, 7/15/2038 (b)	240,000	265,159
5.95%, 8/15/2037	343,000	379,893
Mead Johnson Nutrition Co.:
4.60%, 6/1/2044	176,000	157,714
5.90%, 11/1/2039	199,000	206,469
Merck & Co., Inc.:
2.35%, 6/24/2040	249,000	175,236
2.75%, 12/10/2051	100,000	65,423
2.90%, 12/10/2061	799,000	502,028
3.60%, 9/15/2042	165,000	135,161
3.70%, 2/10/2045	647,000	528,237
3.90%, 3/7/2039	301,000	266,099
4.00%, 3/7/2049	596,000	501,027
4.15%, 5/18/2043	30,000	26,522
4.90%, 5/17/2044	445,000	432,820
5.00%, 5/17/2053	695,000	679,932
5.15%, 5/17/2063	565,000	559,022
6.55%, 9/15/2037	230,000	262,283
Merck Sharp & Dohme Corp. 5.75%, 11/15/2036	205,000	221,548
Mylan, Inc.:
5.20%, 4/15/2048	258,000	213,874
5.40%, 11/29/2043	213,000	186,873
Novartis Capital Corp.:
2.75%, 8/14/2050	336,000	227,848
3.70%, 9/21/2042	83,000	69,934
4.00%, 11/20/2045	476,000	410,759
4.40%, 5/6/2044	483,000	444,635
Pfizer Investment Enterprises Pte. Ltd.:
5.11%, 5/19/2043	1,365,000	1,333,701
5.30%, 5/19/2053	2,400,000	2,387,232
5.34%, 5/19/2063	1,620,000	1,588,183
Pfizer, Inc.:
2.55%, 5/28/2040	281,000	200,569
3.90%, 3/15/2039	240,000	207,766
4.00%, 12/15/2036 (b)	229,000	208,555
4.00%, 3/15/2049	347,000	290,182
4.10%, 9/15/2038	209,000	188,938
4.13%, 12/15/2046	375,000	320,284

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.20%, 9/15/2048	$309,000	$265,728
4.30%, 6/15/2043	161,000	142,963
5.60%, 9/15/2040	232,000	241,577
7.20%, 3/15/2039 (b)	821,000	989,872
Takeda Pharmaceutical Co. Ltd.:
3.03%, 7/9/2040	415,000	312,566
3.18%, 7/9/2050	594,000	413,792
3.38%, 7/9/2060	290,000	195,408
Utah Acquisition Sub, Inc. 5.25%, 6/15/2046	284,000	235,726
Viatris, Inc.:
3.85%, 6/22/2040	522,000	385,429
4.00%, 6/22/2050 (b)	850,000	584,766
Wyeth LLC:
5.95%, 4/1/2037	602,000	650,720
6.00%, 2/15/2036	177,000	191,872
6.50%, 2/1/2034	97,000	107,448
Zoetis, Inc.:
3.00%, 5/15/2050	131,000	90,267
3.95%, 9/12/2047	144,000	116,538
4.70%, 2/1/2043	387,000	354,271
		59,706,935
PIPELINES — 4.5%
Boardwalk Pipelines LP 5.63%, 8/1/2034	650,000	649,590
Cheniere Corpus Christi Holdings LLC 2.74%, 12/31/2039	113,000	91,411
Cheniere Energy, Inc. 5.65%, 4/15/2034 (e)	750,000	754,755
Columbia Pipeline Group, Inc. 5.80%, 6/1/2045	202,000	199,035
DCP Midstream Operating LP 5.60%, 4/1/2044	131,000	127,847
Eastern Gas Transmission & Storage, Inc.:
4.60%, 12/15/2044	162,000	139,281
4.80%, 11/1/2043	162,000	144,136
Enbridge Energy Partners LP:
5.50%, 9/15/2040	253,000	248,127
7.38%, 10/15/2045	263,000	308,147
Series B, 7.50%, 4/15/2038	245,000	286,684
Enbridge, Inc.:
2.50%, 8/1/2033	121,000	97,514
3.40%, 8/1/2051	260,000	182,845
4.00%, 11/15/2049	121,000	94,512
4.50%, 6/10/2044	80,000	68,906
5.50%, 12/1/2046	5,000	4,921
6.70%, 11/15/2053	375,000	424,680
Energy Transfer LP:
4.95%, 1/15/2043	168,000	148,146
5.00%, 5/15/2044	207,000	182,675
5.00%, 5/15/2050 (b)	876,000	768,138
5.15%, 2/1/2043	156,000	139,486
5.15%, 3/15/2045	393,000	357,791
Security Description	Principal Amount	Value
5.30%, 4/1/2044	$331,000	$304,729
5.30%, 4/15/2047	476,000	433,027
5.35%, 5/15/2045	351,000	323,408
5.40%, 10/1/2047	625,000	577,075
5.55%, 5/15/2034	125,000	125,363
Series 20Y, 5.80%, 6/15/2038	250,000	248,442
5.95%, 10/1/2043	202,000	200,123
5.95%, 5/15/2054	70,000	69,852
6.00%, 6/15/2048	389,000	386,872
6.05%, 6/1/2041	373,000	375,245
6.10%, 2/15/2042	110,000	111,042
6.13%, 12/15/2045	504,000	507,120
6.25%, 4/15/2049	690,835	709,377
6.50%, 2/1/2042	432,000	458,680
6.63%, 10/15/2036	116,000	122,774
7.50%, 7/1/2038	290,000	333,407
Enterprise Products Operating LLC:
3.20%, 2/15/2052 (b)	261,000	182,938
3.30%, 2/15/2053 (b)	185,000	131,411
3.70%, 1/31/2051	261,000	201,743
3.95%, 1/31/2060	399,000	310,398
4.20%, 1/31/2050	367,000	310,100
4.25%, 2/15/2048	395,000	337,903
4.45%, 2/15/2043	134,000	119,563
4.80%, 2/1/2049	385,000	354,751
4.85%, 8/15/2042	328,433	307,896
4.85%, 3/15/2044	312,000	292,285
4.90%, 5/15/2046 (b)	257,000	239,678
4.95%, 10/15/2054	176,000	164,206
5.10%, 2/15/2045	347,000	333,099
5.70%, 2/15/2042	245,000	251,042
5.95%, 2/1/2041	206,000	218,189
6.13%, 10/15/2039	204,000	217,923
6.45%, 9/1/2040	160,000	176,813
Series H, 6.65%, 10/15/2034	98,000	109,175
7.55%, 4/15/2038	223,000	267,116
Kinder Morgan Energy Partners LP:
4.70%, 11/1/2042	235,000	200,589
5.00%, 8/15/2042	258,000	229,630
5.00%, 3/1/2043	281,000	249,126
5.40%, 9/1/2044	189,000	176,095
5.50%, 3/1/2044	351,000	333,166
5.63%, 9/1/2041	165,000	158,689
5.80%, 3/15/2035	106,000	107,609
6.38%, 3/1/2041	171,000	177,325
6.50%, 2/1/2037	132,000	138,001
6.50%, 9/1/2039	160,000	166,714
6.55%, 9/15/2040	166,000	174,167
Series MTN, 6.95%, 1/15/2038	459,000	502,362
7.50%, 11/15/2040	157,000	178,145
Kinder Morgan, Inc.:
5.05%, 2/15/2046	351,000	312,190

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.20%, 3/1/2048	$338,000	$305,062
5.45%, 8/1/2052	408,000	384,870
5.55%, 6/1/2045	786,000	750,072
MPLX LP:
4.70%, 4/15/2048	594,000	507,062
4.90%, 4/15/2058	171,000	143,626
4.95%, 3/14/2052	632,000	555,231
5.20%, 3/1/2047	489,000	447,694
5.20%, 12/1/2047	267,000	244,270
5.50%, 2/15/2049	562,000	535,766
5.65%, 3/1/2053	265,000	259,011
ONEOK Partners LP:
6.13%, 2/1/2041	357,000	368,360
6.20%, 9/15/2043	257,000	265,160
6.65%, 10/1/2036	99,000	106,500
6.85%, 10/15/2037	187,000	203,559
ONEOK, Inc.:
3.95%, 3/1/2050	286,000	213,708
4.20%, 10/3/2047	140,000	109,889
4.25%, 9/15/2046	167,000	133,944
4.45%, 9/1/2049	157,000	127,212
4.50%, 3/15/2050	118,000	96,085
4.85%, 2/1/2049	168,000	145,785
4.95%, 7/13/2047	302,000	265,195
5.15%, 10/15/2043 (b)	105,000	95,771
5.20%, 7/15/2048	413,000	378,725
6.00%, 6/15/2035	113,000	115,867
6.63%, 9/1/2053	530,000	584,336
7.15%, 1/15/2051	191,000	214,944
Plains All American Pipeline LP/PAA Finance Corp.:
4.30%, 1/31/2043	133,000	107,584
4.70%, 6/15/2044	216,000	183,259
4.90%, 2/15/2045	286,000	248,331
5.15%, 6/1/2042	295,000	266,444
6.65%, 1/15/2037	178,000	190,702
Sabine Pass Liquefaction LLC 5.90%, 9/15/2037	124,000	128,515
Spectra Energy Partners LP:
4.50%, 3/15/2045	245,000	207,422
5.95%, 9/25/2043	272,000	273,265
Targa Resources Corp.:
4.95%, 4/15/2052	312,000	273,306
6.25%, 7/1/2052	181,000	187,216
6.50%, 2/15/2053	286,000	307,227
Tennessee Gas Pipeline Co. LLC 7.63%, 4/1/2037	126,000	143,679
Texas Eastern Transmission LP 7.00%, 7/15/2032	97,000	107,663
TransCanada PipeLines Ltd.:
4.75%, 5/15/2038	129,000	118,597
4.88%, 5/15/2048	340,000	302,212
5.00%, 10/16/2043	277,000	251,898
5.10%, 3/15/2049 (b)	294,000	273,402
5.85%, 3/15/2036	150,000	154,034
Security Description	Principal Amount	Value
6.10%, 6/1/2040	$219,000	$226,415
6.20%, 10/15/2037	302,000	315,771
7.25%, 8/15/2038	221,000	252,826
7.63%, 1/15/2039	607,000	719,186
Transcontinental Gas Pipe Line Co. LLC:
3.95%, 5/15/2050	62,000	48,937
4.45%, 8/1/2042	88,000	77,878
5.40%, 8/15/2041	129,000	128,519
Western Midstream Operating LP:
5.25%, 2/1/2050	401,000	358,486
5.30%, 3/1/2048	214,000	186,505
5.45%, 4/1/2044	229,000	210,307
5.50%, 8/15/2048	141,000	124,720
Williams Cos., Inc.:
3.50%, 10/15/2051	180,000	128,057
4.85%, 3/1/2048	240,000	214,138
4.90%, 1/15/2045	29,000	25,926
5.10%, 9/15/2045	1,550,000	1,436,493
5.30%, 8/15/2052 (b)	336,000	320,840
5.40%, 3/4/2044	204,000	193,657
5.75%, 6/24/2044	196,000	195,136
5.80%, 11/15/2043	113,000	112,607
6.30%, 4/15/2040	430,000	454,218
		35,348,282
REAL ESTATE — 0.0% (a)
CBRE Services, Inc. 5.95%, 8/15/2034	113,000	115,938
REAL ESTATE INVESTMENT TRUSTS — 1.4%
Alexandria Real Estate Equities, Inc.:
3.00%, 5/18/2051	91,000	57,752
3.55%, 3/15/2052	347,000	244,489
4.00%, 2/1/2050	257,000	197,630
4.75%, 4/15/2035	152,000	143,701
4.85%, 4/15/2049	173,000	152,515
5.15%, 4/15/2053	148,000	136,437
5.25%, 5/15/2036	190,000	186,333
5.63%, 5/15/2054	230,000	225,950
American Homes 4 Rent LP:
3.38%, 7/15/2051	150,000	99,941
4.30%, 4/15/2052	98,000	77,092
American Tower Corp.:
2.95%, 1/15/2051	333,000	215,171
3.10%, 6/15/2050	337,000	224,314
3.70%, 10/15/2049	170,000	126,424
5.90%, 11/15/2033	160,000	165,698
AvalonBay Communities, Inc.:
Series MTN, 3.90%, 10/15/2046	105,000	83,566
Series MTN, 4.15%, 7/1/2047 (b)	135,000	111,060
Series MTN, 4.35%, 4/15/2048	158,000	134,769

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Camden Property Trust 3.35%, 11/1/2049	$121,000	$86,573
COPT Defense Properties LP 2.90%, 12/1/2033	99,000	77,675
Crown Castle, Inc.:
2.90%, 4/1/2041	382,000	270,464
3.25%, 1/15/2051	60,000	41,078
4.00%, 11/15/2049	154,000	119,395
4.15%, 7/1/2050	185,000	147,843
4.75%, 5/15/2047	160,000	136,877
5.20%, 2/15/2049	169,000	156,398
Equinix, Inc.:
2.95%, 9/15/2051	145,000	93,139
3.00%, 7/15/2050	158,000	103,457
3.40%, 2/15/2052 (b)	151,000	105,670
ERP Operating LP:
4.00%, 8/1/2047	167,000	130,444
4.50%, 7/1/2044	240,000	207,977
4.50%, 6/1/2045	125,000	107,436
Essex Portfolio LP:
2.65%, 9/1/2050	173,000	101,549
4.50%, 3/15/2048	2,000	1,684
5.50%, 4/1/2034	145,000	145,100
Extra Space Storage LP 5.40%, 2/1/2034	130,000	129,253
Federal Realty OP LP 4.50%, 12/1/2044	82,000	67,172
Healthpeak OP LLC 6.75%, 2/1/2041	195,000	215,604
Invitation Homes Operating Partnership LP 2.70%, 1/15/2034	90,000	71,681
Kilroy Realty LP:
2.50%, 11/15/2032	113,000	85,028
2.65%, 11/15/2033	100,000	74,129
6.25%, 1/15/2036 (b)	80,000	78,243
Kimco Realty OP LLC:
3.70%, 10/1/2049	131,000	95,136
4.13%, 12/1/2046	142,000	109,422
4.25%, 4/1/2045	164,000	130,872
4.45%, 9/1/2047 (b)	151,000	122,390
Mid-America Apartments LP 2.88%, 9/15/2051	72,000	46,275
NNN REIT, Inc.:
3.00%, 4/15/2052	33,000	21,253
3.10%, 4/15/2050	135,000	88,371
3.50%, 4/15/2051	137,000	98,999
4.80%, 10/15/2048	187,000	163,307
Prologis LP:
3.00%, 4/15/2050	217,000	149,591
3.05%, 3/1/2050	153,000	104,814
4.38%, 9/15/2048	148,000	128,286
5.13%, 1/15/2034	125,000	125,673
5.25%, 6/15/2053	342,000	336,234
5.25%, 3/15/2054	130,000	127,703
Security Description	Principal Amount	Value
Public Storage Operating Co. 5.35%, 8/1/2053	$195,000	$195,825
Realty Income Corp.:
4.65%, 3/15/2047	190,000	168,408
5.13%, 2/15/2034	180,000	176,753
Regency Centers LP:
4.40%, 2/1/2047	145,000	119,035
4.65%, 3/15/2049	195,000	167,796
Safehold GL Holdings LLC 6.10%, 4/1/2034	150,000	149,041
Simon Property Group LP:
3.25%, 9/13/2049	467,000	326,470
3.80%, 7/15/2050	336,000	257,016
4.25%, 10/1/2044	153,000	127,036
4.25%, 11/30/2046	210,000	173,038
4.75%, 3/15/2042	159,000	144,342
5.85%, 3/8/2053	305,000	314,165
6.65%, 1/15/2054	130,000	148,736
6.75%, 2/1/2040	229,000	255,383
UDR, Inc. 3.10%, 11/1/2034	128,000	104,209
Ventas Realty LP:
4.38%, 2/1/2045	75,000	60,747
4.88%, 4/15/2049	134,000	114,570
5.70%, 9/30/2043	145,000	138,766
VICI Properties LP:
5.63%, 5/15/2052	93,000	86,161
5.75%, 4/1/2034	225,000	222,851
6.13%, 4/1/2054	315,000	309,755
Welltower OP LLC:
4.95%, 9/1/2048	141,000	130,287
6.50%, 3/15/2041	154,000	168,054
WP Carey, Inc. 2.25%, 4/1/2033	114,000	88,496
		11,331,977
RETAIL — 2.9%
Darden Restaurants, Inc. 4.55%, 2/15/2048	219,000	180,826
Dick's Sporting Goods, Inc. 4.10%, 1/15/2052	392,000	284,267
Dollar General Corp.:
4.13%, 4/3/2050	244,000	190,132
5.50%, 11/1/2052	169,000	161,057
Dollar Tree, Inc. 3.38%, 12/1/2051	192,000	128,824
Home Depot, Inc.:
2.38%, 3/15/2051	5,000	2,964
2.75%, 9/15/2051	333,000	214,315
3.13%, 12/15/2049	602,000	420,912
3.30%, 4/15/2040	100,000	79,603
3.35%, 4/15/2050	468,000	342,365
3.50%, 9/15/2056	358,000	266,302
3.63%, 4/15/2052	668,000	510,285
3.90%, 6/15/2047	464,000	379,798
4.20%, 4/1/2043	275,000	239,679

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.25%, 4/1/2046	$613,000	$530,190
4.40%, 3/15/2045	394,000	349,951
4.50%, 12/6/2048	693,000	616,306
4.88%, 2/15/2044	468,000	444,488
4.95%, 9/15/2052 (b)	335,000	319,372
5.40%, 9/15/2040	220,000	223,901
5.88%, 12/16/2036	980,000	1,051,658
5.95%, 4/1/2041	313,000	336,453
Lowe's Cos., Inc.:
3.00%, 10/15/2050	100,000	65,486
3.50%, 4/1/2051	295,000	211,403
3.70%, 4/15/2046	482,000	369,091
4.05%, 5/3/2047	523,000	421,297
4.25%, 4/1/2052	637,000	521,786
4.38%, 9/15/2045	28,000	24,022
4.45%, 4/1/2062 (b)	556,000	454,119
4.55%, 4/5/2049	186,000	159,750
4.65%, 4/15/2042	161,000	146,204
5.00%, 4/15/2040	121,000	115,819
5.13%, 4/15/2050	267,000	250,777
5.50%, 10/15/2035	146,000	150,792
5.63%, 4/15/2053	633,000	638,146
5.75%, 7/1/2053	251,000	259,072
5.80%, 9/15/2062	398,000	407,437
5.85%, 4/1/2063	320,200	330,315
McDonald's Corp.:
Series MTN, 3.63%, 5/1/2043	122,000	96,695
Series MTN, 3.63%, 9/1/2049	540,000	410,924
Series MTN, 3.70%, 2/15/2042	188,000	152,647
Series MTN, 4.20%, 4/1/2050	132,000	110,347
Series MTN, 4.45%, 3/1/2047	320,000	279,760
Series MTN, 4.45%, 9/1/2048	175,000	153,758
Series MTN, 4.60%, 5/26/2045	174,000	156,440
Series MTN, 4.70%, 12/9/2035	218,000	211,889
Series MTN, 4.88%, 7/15/2040	130,000	124,493
Series MTN, 4.88%, 12/9/2045	417,000	388,711
Series MTN, 5.15%, 9/9/2052	215,000	208,116
5.45%, 8/14/2053	595,000	602,312
Series MTN, 5.70%, 2/1/2039	25,000	26,100
Series MTN, 6.30%, 10/15/2037	244,000	268,215
Series MTN, 6.30%, 3/1/2038	238,000	261,812
Starbucks Corp.:
3.35%, 3/12/2050	272,000	194,407
3.50%, 11/15/2050	344,000	255,255
3.75%, 12/1/2047	157,000	123,490
4.30%, 6/15/2045	127,000	109,564
4.45%, 8/15/2049	367,000	318,347
4.50%, 11/15/2048	214,000	187,528
Target Corp.:
2.95%, 1/15/2052	371,000	251,868
Security Description	Principal Amount	Value
3.63%, 4/15/2046	$245,000	$193,530
3.90%, 11/15/2047	227,000	185,100
4.00%, 7/1/2042	246,000	214,736
4.80%, 1/15/2053 (b)	322,000	302,561
6.35%, 11/1/2032	97,000	106,874
6.50%, 10/15/2037	244,000	275,639
7.00%, 1/15/2038	141,000	167,143
TJX Cos., Inc. 4.50%, 4/15/2050	254,000	234,602
Walgreens Boots Alliance, Inc.:
4.10%, 4/15/2050	20,000	14,700
4.80%, 11/18/2044 (b)	20,000	16,876
Walmart, Inc.:
2.50%, 9/22/2041	271,000	194,665
2.65%, 9/22/2051	10,000	6,606
2.95%, 9/24/2049	346,000	244,771
3.63%, 12/15/2047	252,000	202,326
3.95%, 6/28/2038	135,000	123,412
4.00%, 4/11/2043	220,000	193,114
4.05%, 6/29/2048	552,000	479,572
4.30%, 4/22/2044	224,000	205,847
4.50%, 9/9/2052	554,000	512,949
4.50%, 4/15/2053	655,000	605,403
5.00%, 10/25/2040	185,000	188,731
5.25%, 9/1/2035 (b)	320,000	335,795
5.63%, 4/1/2040	244,000	262,559
5.63%, 4/15/2041	261,000	281,687
6.20%, 4/15/2038 (b)	172,000	195,863
6.50%, 8/15/2037	277,754	322,175
		22,759,078
SEMICONDUCTORS — 2.8%
Advanced Micro Devices, Inc. 4.39%, 6/1/2052	191,000	169,684
Analog Devices, Inc.:
2.80%, 10/1/2041	210,000	152,397
2.95%, 10/1/2051	394,000	267,420
5.30%, 12/15/2045	159,000	157,060
Applied Materials, Inc.:
2.75%, 6/1/2050 (b)	216,331	148,269
4.35%, 4/1/2047 (b)	283,000	254,859
5.10%, 10/1/2035 (b)	166,000	169,552
5.85%, 6/15/2041	241,000	261,774
Broadcom, Inc.:
2.60%, 2/15/2033 (e)	136,000	110,322
3.14%, 11/15/2035 (e)	1,062,315	858,722
3.19%, 11/15/2036 (e)	1,185,000	941,992
3.42%, 4/15/2033 (e)	92,000	79,645
3.50%, 2/15/2041 (e)	1,294,000	1,004,765
3.75%, 2/15/2051 (e)	828,000	627,127
4.93%, 5/15/2037 (e)	1,069,000	1,013,850
Intel Corp.:
2.80%, 8/12/2041	326,000	235,952
3.05%, 8/12/2051	435,000	293,325
3.10%, 2/15/2060	442,000	285,753
3.20%, 8/12/2061	275,000	179,682

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.25%, 11/15/2049	$763,000	$538,136
3.73%, 12/8/2047	675,000	523,787
4.10%, 5/19/2046	399,000	336,680
4.10%, 5/11/2047	382,000	319,688
4.25%, 12/15/2042	310,000	271,098
4.60%, 3/25/2040	290,800	273,215
4.75%, 3/25/2050	761,000	687,442
4.80%, 10/1/2041	352,000	332,953
4.90%, 7/29/2045	5,384	5,192
4.90%, 8/5/2052	632,000	589,719
4.95%, 3/25/2060	348,000	324,423
5.05%, 8/5/2062	359,000	337,787
5.60%, 2/21/2054 (b)	380,000	387,330
5.63%, 2/10/2043	320,000	331,005
5.70%, 2/10/2053 (b)	777,000	804,179
5.90%, 2/10/2063	482,000	510,587
KLA Corp.:
3.30%, 3/1/2050	291,000	213,114
4.95%, 7/15/2052	569,000	548,823
5.00%, 3/15/2049	116,000	112,583
5.25%, 7/15/2062	278,000	275,092
Lam Research Corp.:
2.88%, 6/15/2050 (b)	189,000	129,106
3.13%, 6/15/2060	256,000	170,317
4.88%, 3/15/2049	319,000	302,642
Micron Technology, Inc.:
3.37%, 11/1/2041	233,000	173,089
3.48%, 11/1/2051	148,000	105,269
NVIDIA Corp.:
3.50%, 4/1/2040	288,000	244,218
3.50%, 4/1/2050 (b)	594,000	472,961
3.70%, 4/1/2060	100,000	79,698
NXP BV/NXP Funding LLC/NXP USA, Inc.:
3.13%, 2/15/2042	136,000	97,711
3.25%, 5/11/2041	250,000	185,400
3.25%, 11/30/2051	321,000	218,338
QUALCOMM, Inc.:
3.25%, 5/20/2050 (b)	150,000	111,003
4.30%, 5/20/2047	600,000	529,638
4.50%, 5/20/2052	400,000	359,008
4.65%, 5/20/2035 (b)	270,000	267,800
4.80%, 5/20/2045	496,000	475,069
6.00%, 5/20/2053	501,000	560,860
Texas Instruments, Inc.:
3.88%, 3/15/2039 (b)	222,000	198,668
4.10%, 8/16/2052	82,000	69,660
4.15%, 5/15/2048	478,000	412,600
5.00%, 3/14/2053	282,000	276,684
5.05%, 5/18/2063	725,000	705,483
5.15%, 2/8/2054	205,000	205,537
TSMC Arizona Corp.:
3.13%, 10/25/2041	508,000	406,730
3.25%, 10/25/2051 (b)	525,000	402,155
Security Description	Principal Amount	Value
4.50%, 4/22/2052	$50,000	$48,172
		22,142,799
SOFTWARE — 2.9%
Fidelity National Information Services, Inc.:
3.10%, 3/1/2041	245,000	178,693
4.50%, 8/15/2046	149,000	123,959
Fiserv, Inc. 4.40%, 7/1/2049	629,000	533,864
Intuit, Inc. 5.50%, 9/15/2053	195,000	202,533
Microsoft Corp.:
2.50%, 9/15/2050 (e)	424,000	273,794
2.53%, 6/1/2050	2,555,000	1,682,468
2.68%, 6/1/2060	700,000	450,884
2.92%, 3/17/2052	2,599,000	1,837,753
3.04%, 3/17/2062	60,000	41,860
3.45%, 8/8/2036	484,000	433,499
3.50%, 11/15/2042	167,000	141,980
3.70%, 8/8/2046	868,000	738,911
3.75%, 2/12/2045 (b)	290,000	253,280
3.95%, 8/8/2056 (b)	254,000	215,433
4.00%, 2/12/2055 (b)	341,000	298,262
4.20%, 11/3/2035	238,000	232,909
4.25%, 2/6/2047 (b)	500,000	469,685
4.45%, 11/3/2045	357,000	343,934
4.50%, 10/1/2040	30,000	29,607
4.50%, 6/15/2047 (e)	194,000	183,720
4.50%, 2/6/2057	444,000	424,033
5.20%, 6/1/2039	178,000	190,140
5.30%, 2/8/2041 (b)	210,000	229,053
Oracle Corp.:
3.60%, 4/1/2040	1,122,000	884,753
3.60%, 4/1/2050	1,603,000	1,157,206
3.65%, 3/25/2041	804,000	631,188
3.80%, 11/15/2037	220,000	184,496
3.85%, 7/15/2036	20,000	17,098
3.85%, 4/1/2060	1,216,000	865,743
3.90%, 5/15/2035	360,000	316,062
3.95%, 3/25/2051 (b)	1,369,000	1,042,658
4.00%, 7/15/2046	1,188,000	935,942
4.00%, 11/15/2047	875,000	683,366
4.10%, 3/25/2061	591,000	442,476
4.13%, 5/15/2045	741,000	598,380
4.30%, 7/8/2034	268,000	247,222
4.38%, 5/15/2055	440,000	354,059
4.50%, 7/8/2044	466,000	398,281
5.38%, 7/15/2040	957,000	928,902
5.55%, 2/6/2053	951,000	929,013
6.13%, 7/8/2039	523,000	547,738
6.50%, 4/15/2038	376,000	408,753
6.90%, 11/9/2052	908,000	1,044,799
Salesforce, Inc.:
2.70%, 7/15/2041	432,000	312,682
2.90%, 7/15/2051	550,000	370,981

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.05%, 7/15/2061	$618,000	$402,670
		23,214,722
TELECOMMUNICATIONS — 6.3%
America Movil SAB de CV:
4.38%, 7/16/2042	508,000	443,387
4.38%, 4/22/2049 (b)	450,000	387,418
6.13%, 11/15/2037	218,000	231,874
6.13%, 3/30/2040	743,000	784,437
6.38%, 3/1/2035 (b)	115,000	125,302
AT&T, Inc.:
2.55%, 12/1/2033	595,000	477,023
3.10%, 2/1/2043	105,000	77,868
3.30%, 2/1/2052 (b)	161,000	111,251
3.50%, 6/1/2041	804,000	627,104
3.50%, 9/15/2053	2,389,000	1,687,757
3.50%, 2/1/2061 (b)	239,000	163,808
3.55%, 9/15/2055	2,658,000	1,857,145
3.65%, 6/1/2051	980,000	718,301
3.65%, 9/15/2059	2,448,000	1,705,301
3.80%, 12/1/2057	2,266,000	1,639,768
3.85%, 6/1/2060	510,000	369,026
4.30%, 12/15/2042 (b)	412,000	354,341
4.35%, 6/15/2045	350,000	298,462
4.50%, 5/15/2035	630,000	587,538
4.50%, 3/9/2048	606,000	515,779
4.55%, 3/9/2049	284,000	243,544
4.65%, 6/1/2044	219,000	192,878
4.75%, 5/15/2046	598,000	535,503
4.80%, 6/15/2044	110,000	98,910
4.85%, 3/1/2039	209,000	195,143
4.85%, 7/15/2045	126,000	113,817
4.90%, 8/15/2037	204,000	193,445
5.15%, 3/15/2042	132,000	125,473
5.15%, 2/15/2050	185,000	172,374
5.15%, 11/15/2046	184,000	173,913
5.25%, 3/1/2037	321,000	316,095
5.35%, 9/1/2040	148,000	144,834
5.40%, 2/15/2034	690,000	698,901
5.45%, 3/1/2047	140,000	138,736
5.55%, 8/15/2041	164,000	165,263
5.65%, 2/15/2047	211,000	215,100
5.70%, 3/1/2057 (b)	141,000	140,841
6.00%, 8/15/2040	109,000	111,964
6.30%, 1/15/2038	159,000	170,038
6.38%, 3/1/2041	102,000	109,205
6.55%, 2/15/2039	137,000	148,657
Bell Telephone Co. of Canada or Bell Canada:
3.65%, 8/15/2052 (b)	156,000	116,115
Series US-4, 3.65%, 3/17/2051	163,000	122,604
4.30%, 7/29/2049	175,000	146,538
4.46%, 4/1/2048	316,000	272,345
5.55%, 2/15/2054	590,000	588,737
Security Description	Principal Amount	Value
Cisco Systems, Inc.:
5.30%, 2/26/2054	$260,000	$266,981
5.35%, 2/26/2064	850,000	870,944
5.50%, 1/15/2040	719,036	758,037
5.90%, 2/15/2039	619,000	673,385
Corning, Inc.:
3.90%, 11/15/2049	152,000	119,627
4.38%, 11/15/2057	236,000	195,250
4.70%, 3/15/2037	96,000	89,237
5.35%, 11/15/2048	173,000	167,566
5.45%, 11/15/2079	528,000	500,328
5.75%, 8/15/2040	127,000	127,939
5.85%, 11/15/2068	210,000	208,488
Deutsche Telekom International Finance BV 9.25%, 6/1/2032	99,000	125,224
Juniper Networks, Inc. 5.95%, 3/15/2041	176,000	177,880
Motorola Solutions, Inc.:
5.40%, 4/15/2034	160,000	159,694
5.50%, 9/1/2044	238,000	234,478
Nokia OYJ 6.63%, 5/15/2039	302,000	294,459
Orange SA 5.38%, 1/13/2042	317,000	315,532
Rogers Communications, Inc.:
3.70%, 11/15/2049	100,000	73,448
4.30%, 2/15/2048	323,000	264,098
4.35%, 5/1/2049	398,000	326,388
4.50%, 3/15/2042	203,000	176,348
4.50%, 3/15/2043	60,000	51,732
4.55%, 3/15/2052	787,000	663,433
5.00%, 3/15/2044 (b)	403,000	369,132
5.45%, 10/1/2043	217,000	209,544
7.50%, 8/15/2038	131,000	152,394
Sprint Capital Corp. 8.75%, 3/15/2032	250,000	302,902
Telefonica Emisiones SA:
4.67%, 3/6/2038	250,000	227,643
4.90%, 3/6/2048	591,000	519,483
5.21%, 3/8/2047	873,000	803,544
5.52%, 3/1/2049	435,000	417,596
7.05%, 6/20/2036	550,000	615,307
TELUS Corp. 4.30%, 6/15/2049	118,000	96,702
T-Mobile USA, Inc.:
3.00%, 2/15/2041	793,000	584,021
3.30%, 2/15/2051	838,000	586,005
3.60%, 11/15/2060	741,800	520,187
4.38%, 4/15/2040	568,000	505,952
4.50%, 4/15/2050 (b)	852,000	737,866
5.05%, 7/15/2033	680,000	672,472
5.15%, 4/15/2034	335,000	333,834
5.50%, 1/15/2055	205,000	204,744
5.65%, 1/15/2053	635,000	647,706
5.75%, 1/15/2034	200,000	208,396

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.75%, 1/15/2054	$200,000	$206,796
5.80%, 9/15/2062	387,000	400,193
6.00%, 6/15/2054	270,000	288,565
Verizon Communications, Inc.:
2.65%, 11/20/2040	776,000	546,762
2.85%, 9/3/2041	462,000	332,649
2.88%, 11/20/2050	896,000	585,554
2.99%, 10/30/2056	1,076,000	688,080
3.00%, 11/20/2060	554,000	345,380
3.40%, 3/22/2041	1,229,000	959,812
3.55%, 3/22/2051	1,430,000	1,060,660
3.70%, 3/22/2061	2,278,000	1,666,334
3.85%, 11/1/2042	287,000	235,822
3.88%, 3/1/2052	440,000	346,324
4.00%, 3/22/2050	343,000	277,415
4.13%, 8/15/2046	294,000	246,913
4.27%, 1/15/2036	457,000	420,001
4.40%, 11/1/2034	287,000	270,652
4.52%, 9/15/2048	361,000	320,860
4.67%, 3/15/2055	237,000	214,570
4.75%, 11/1/2041	240,000	227,510
4.81%, 3/15/2039	304,000	287,186
4.86%, 8/21/2046	788,000	739,696
5.01%, 4/15/2049	160,000	158,437
5.01%, 8/21/2054	229,000	216,696
5.25%, 3/16/2037	381,000	385,100
5.50%, 3/16/2047	191,000	195,958
5.50%, 2/23/2054	595,000	601,051
5.85%, 9/15/2035	111,000	116,939
6.55%, 9/15/2043	233,000	262,633
Vodafone Group PLC:
4.25%, 9/17/2050	500,000	403,740
4.38%, 2/19/2043	575,000	496,961
4.88%, 6/19/2049	707,000	632,758
5.00%, 5/30/2038	62,000	60,490
5.13%, 6/19/2059	291,000	266,050
5.25%, 5/30/2048	30,000	28,599
5.63%, 2/10/2053	10,000	9,923
5.75%, 2/10/2063	283,000	285,555
6.15%, 2/27/2037 (b)	435,000	464,671
		49,623,084
TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc.:
5.10%, 5/15/2044	131,000	112,741
6.35%, 3/15/2040	253,000	259,682
Mattel, Inc. 5.45%, 11/1/2041 (b)	200,000	185,792
		558,215
TRANSPORTATION — 3.5%
Burlington Northern Santa Fe LLC:
2.88%, 6/15/2052	341,000	223,413
3.05%, 2/15/2051	231,000	158,288
3.30%, 9/15/2051	342,000	246,151
Security Description	Principal Amount	Value
3.55%, 2/15/2050	$232,000	$176,188
3.90%, 8/1/2046	281,000	229,504
4.05%, 6/15/2048	260,000	216,445
4.13%, 6/15/2047	263,000	222,498
4.15%, 4/1/2045	324,497	276,721
4.15%, 12/15/2048	275,000	232,735
4.38%, 9/1/2042	246,000	220,168
4.40%, 3/15/2042	222,000	199,574
4.45%, 3/15/2043	350,000	314,720
4.45%, 1/15/2053 (b)	309,000	273,823
4.55%, 9/1/2044	338,000	306,847
4.70%, 9/1/2045	275,000	254,015
4.90%, 4/1/2044	313,000	297,485
4.95%, 9/15/2041	213,000	204,885
5.05%, 3/1/2041	153,000	149,317
5.15%, 9/1/2043	293,000	288,239
5.20%, 4/15/2054	588,000	582,185
5.40%, 6/1/2041	203,000	206,552
5.75%, 5/1/2040	278,000	293,776
6.15%, 5/1/2037	200,000	219,290
6.20%, 8/15/2036	113,000	124,459
Canadian National Railway Co.:
3.20%, 8/2/2046	382,000	286,733
3.65%, 2/3/2048	182,000	146,233
4.40%, 8/5/2052 (b)	239,000	213,544
4.45%, 1/20/2049	301,000	271,791
6.13%, 11/1/2053	50,000	57,335
6.20%, 6/1/2036	162,000	177,680
6.25%, 8/1/2034	111,000	122,503
6.38%, 11/15/2037 (b)	190,000	211,126
Canadian Pacific Railway Co.:
3.00%, 12/2/2041	142,000	121,501
3.50%, 5/1/2050	108,000	80,958
4.20%, 11/15/2069	274,000	215,972
4.30%, 5/15/2043	267,000	231,988
4.70%, 5/1/2048	302,000	269,230
4.80%, 8/1/2045	175,000	161,870
4.95%, 8/15/2045	279,000	259,236
5.95%, 5/15/2037	137,000	143,186
6.13%, 9/15/2115	437,000	461,297
CSX Corp.:
3.35%, 9/15/2049	247,000	178,149
3.80%, 11/1/2046	262,000	208,547
3.80%, 4/15/2050	179,000	139,522
3.95%, 5/1/2050	160,000	128,603
4.10%, 3/15/2044	262,000	223,221
4.25%, 11/1/2066	423,000	340,858
4.30%, 3/1/2048	196,000	168,340
4.40%, 3/1/2043	198,000	177,345
4.50%, 3/15/2049	167,000	146,619
4.50%, 11/15/2052	100,000	88,465
4.50%, 8/1/2054	254,000	223,002
4.65%, 3/1/2068	329,000	285,588
4.75%, 5/30/2042	223,000	207,617
4.75%, 11/15/2048	164,000	150,788

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.20%, 11/15/2033	$210,000	$213,463
5.50%, 4/15/2041	30,000	30,380
6.00%, 10/1/2036	162,000	173,704
6.15%, 5/1/2037	235,000	256,940
6.22%, 4/30/2040	321,000	350,368
FedEx Corp.:
3.25%, 5/15/2041	326,000	244,066
3.88%, 8/1/2042	111,000	89,013
3.90%, 2/1/2035	156,000	138,977
4.05%, 2/15/2048	382,000	304,316
4.10%, 4/15/2043	174,000	142,971
4.10%, 2/1/2045	221,000	179,339
4.40%, 1/15/2047	249,000	208,234
4.55%, 4/1/2046	381,000	328,510
4.75%, 11/15/2045	447,000	396,078
4.90%, 1/15/2034 (b)	116,000	114,536
4.95%, 10/17/2048	267,000	242,986
5.10%, 1/15/2044	234,000	219,562
5.25%, 5/15/2050 (b)	414,000	396,807
Norfolk Southern Corp.:
3.05%, 5/15/2050	107,000	72,444
3.16%, 5/15/2055	361,000	238,650
3.40%, 11/1/2049	175,000	128,214
3.70%, 3/15/2053	90,000	67,593
3.94%, 11/1/2047	194,000	154,661
3.95%, 10/1/2042	197,000	162,862
4.05%, 8/15/2052	150,000	120,382
4.10%, 5/15/2049	163,000	132,944
4.10%, 5/15/2121	256,000	187,556
4.15%, 2/28/2048	239,000	198,117
4.45%, 6/15/2045	163,000	141,949
4.55%, 6/1/2053	372,000	324,589
4.65%, 1/15/2046	160,000	142,957
4.84%, 10/1/2041	180,000	169,315
5.10%, 8/1/2118	232,000	203,383
5.35%, 8/1/2054 (b)	427,000	423,840
5.95%, 3/15/2064	180,000	191,939
Ryder System, Inc. 6.60%, 12/1/2033 (b)	175,000	189,857
Union Pacific Corp.:
2.89%, 4/6/2036	175,000	142,537
2.95%, 3/10/2052	30,000	20,184
2.97%, 9/16/2062	524,000	327,903
3.20%, 5/20/2041	308,000	240,108
3.25%, 2/5/2050	598,000	435,960
3.35%, 8/15/2046	97,000	70,975
3.38%, 2/1/2035	136,000	117,534
3.38%, 2/14/2042	164,000	129,829
3.50%, 2/14/2053 (b)	462,000	345,987
3.55%, 5/20/2061	326,000	233,843
Series MTN, 3.55%, 8/15/2039	189,000	157,586
3.60%, 9/15/2037	162,000	139,825
3.75%, 2/5/2070	278,000	203,891
3.80%, 10/1/2051	312,000	249,026
Security Description	Principal Amount	Value
3.80%, 4/6/2071	$462,000	$343,086
3.84%, 3/20/2060	749,000	574,573
3.85%, 2/14/2072	158,000	118,039
3.88%, 2/1/2055	154,000	121,210
3.95%, 8/15/2059	183,000	141,911
4.00%, 4/15/2047	192,000	158,122
4.05%, 11/15/2045	154,000	127,002
4.05%, 3/1/2046	177,000	146,850
4.10%, 9/15/2067	187,000	147,575
4.30%, 3/1/2049	212,000	181,394
4.50%, 9/10/2048	190,000	168,653
4.95%, 9/9/2052 (b)	227,000	219,398
4.95%, 5/15/2053	183,000	176,719
5.15%, 1/20/2063	202,000	196,134
United Parcel Service, Inc.:
3.40%, 11/15/2046	176,000	136,034
3.63%, 10/1/2042	131,000	107,246
3.75%, 11/15/2047	300,000	240,072
4.25%, 3/15/2049	311,374	269,684
4.88%, 11/15/2040	132,000	127,592
5.05%, 3/3/2053 (b)	602,000	589,623
5.20%, 4/1/2040	171,000	172,067
5.30%, 4/1/2050	384,000	389,618
6.20%, 1/15/2038	443,000	490,339
		27,455,756
TRUCKING & LEASING — 0.1%
GATX Corp.:
3.10%, 6/1/2051	163,000	106,418
5.20%, 3/15/2044 (b)	169,000	156,818
6.90%, 5/1/2034	120,000	130,951
		394,187
WATER — 0.3%
American Water Capital Corp.:
3.45%, 5/1/2050	187,000	137,879
4.00%, 12/1/2046	189,000	155,895
4.15%, 6/1/2049	274,000	229,916
4.20%, 9/1/2048	233,000	198,160
4.30%, 9/1/2045	177,000	154,202
5.45%, 3/1/2054 (b)	660,000	666,059
6.59%, 10/15/2037	246,000	277,901
Essential Utilities, Inc.:
3.35%, 4/15/2050	234,000	163,676
4.28%, 5/1/2049	254,000	206,845
5.30%, 5/1/2052	242,000	226,766
		2,417,299
TOTAL CORPORATE BONDS & NOTES (Cost $885,372,562)		774,169,222

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 3.4%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (f) (g)	2,678,833	$2,679,637
State Street Navigator Securities Lending Portfolio II (h) (i)	24,062,845	24,062,845
TOTAL SHORT-TERM INVESTMENTS (Cost $26,742,552)		26,742,482
TOTAL INVESTMENTS — 101.6% (Cost $912,115,114)		800,911,704
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.6)%		(12,900,794)
NET ASSETS — 100.0%		$788,010,910
(a)	Amount is less than 0.05% of net assets.
(b)	All or a portion of the shares of the security are on loan at March 31, 2024.
(c)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2024. Maturity date shown is the final maturity.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.1% of net assets as of March 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2024.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$774,169,222	$—	$774,169,222
Short-Term Investments	26,742,482	—	—	26,742,482
TOTAL INVESTMENTS	$26,742,482	$774,169,222	$—	$800,911,704

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	242,549	$242,597	$61,123,025	$58,685,531	$(384)	$(70)	2,678,833	$2,679,637	$75,500
State Street Navigator Securities Lending Portfolio II	12,406,265	12,406,265	106,263,858	94,607,278	—	—	24,062,845	24,062,845	90,868
Total		$12,648,862	$167,386,883	$153,292,809	$(384)	$(70)		$26,742,482	$166,368
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 98.7%
U.S. Treasury Bonds:
1.13%, 5/15/2040	$159,827,700	$99,892,313
1.13%, 8/15/2040	191,096,300	118,270,694
1.25%, 5/15/2050	243,439,200	124,610,440
1.38%, 11/15/2040	216,388,700	139,198,793
1.38%, 8/15/2050	267,196,500	141,196,650
1.63%, 11/15/2050	280,999,500	158,808,624
1.75%, 8/15/2041	294,412,100	198,728,167
1.88%, 2/15/2041	264,197,400	184,236,406
1.88%, 2/15/2051	310,093,900	186,880,027
1.88%, 11/15/2051	266,333,300	159,716,751
2.00%, 11/15/2041	239,251,500	167,849,880
2.00%, 2/15/2050	209,128,700	131,032,201
2.00%, 8/15/2051	301,766,100	187,047,831
2.25%, 5/15/2041	229,962,400	169,956,586
2.25%, 8/15/2046	145,574,100	99,627,275
2.25%, 8/15/2049	176,546,400	117,734,380
2.25%, 2/15/2052	277,947,700	182,967,759
2.38%, 2/15/2042	235,239,600	175,032,965
2.38%, 11/15/2049	167,838,500	114,969,373
2.38%, 5/15/2051	314,186,200	213,450,250
2.50%, 2/15/2045	94,023,900	68,769,668
2.50%, 2/15/2046	110,198,600	79,670,144
2.50%, 5/15/2046	118,241,500	85,300,157
2.75%, 8/15/2042	47,947,300	37,638,631
2.75%, 11/15/2042	86,893,800	68,021,553
2.75%, 8/15/2047	140,731,500	105,328,732
2.75%, 11/15/2047	91,114,800	68,094,076
2.88%, 5/15/2043	84,736,400	67,325,718
2.88%, 8/15/2045	83,308,500	64,850,460
2.88%, 11/15/2046	57,301,300	44,157,814
2.88%, 5/15/2049	178,788,300	136,018,786
2.88%, 5/15/2052	262,755,200	198,954,953
3.00%, 5/15/2042 (a)	85,805,700	70,253,417
3.00%, 11/15/2044	111,427,800	89,229,293
3.00%, 5/15/2045	71,815,400	57,284,003
3.00%, 11/15/2045	60,634,000	48,147,186
3.00%, 2/15/2047	68,415,900	53,824,071
3.00%, 5/15/2047	69,244,400	54,400,132
3.00%, 2/15/2048	138,311,100	108,206,825
3.00%, 8/15/2048	131,597,400	102,707,658
3.00%, 2/15/2049	163,404,500	127,404,446
3.00%, 8/15/2052	297,211,600	231,035,580
3.13%, 11/15/2041	57,150,900	48,024,616
3.13%, 2/15/2042	32,137,600	26,900,176
3.13%, 2/15/2043	75,886,100	62,866,891
3.13%, 8/15/2044	122,401,900	100,254,806
3.13%, 5/15/2048	150,124,100	120,052,366
3.25%, 5/15/2042	241,354,600	205,264,545
3.38%, 8/15/2042	221,488,900	191,414,860
3.38%, 5/15/2044	93,835,800	80,082,991
3.38%, 11/15/2048	155,279,700	129,779,862
3.50%, 2/15/2039	21,838,300	20,053,701
Security Description	Principal Amount	Value
3.63%, 8/15/2043	$106,580,500	$94,823,339
3.63%, 2/15/2044	91,422,900	81,123,539
3.63%, 2/15/2053	262,573,700	230,695,612
3.63%, 5/15/2053 (a)	266,245,000	234,087,596
3.75%, 8/15/2041	62,790,100	57,815,947
3.75%, 11/15/2043	90,473,200	81,849,973
3.88%, 8/15/2040	68,301,400	64,438,102
3.88%, 2/15/2043	197,487,800	182,645,358
3.88%, 5/15/2043	203,924,000	188,311,069
4.00%, 11/15/2042	216,109,500	203,649,437
4.00%, 11/15/2052	257,215,000	241,983,049
4.13%, 8/15/2053 (a)	260,333,800	250,408,574
4.25%, 5/15/2039	32,518,000	32,446,867
4.25%, 11/15/2040	69,410,000	68,466,458
4.25%, 2/15/2054	142,146,900	139,903,644
4.38%, 2/15/2038	22,530,900	22,967,436
4.38%, 11/15/2039	39,726,900	40,074,510
4.38%, 5/15/2040	31,835,100	31,999,250
4.38%, 5/15/2041	29,129,900	29,079,833
4.38%, 8/15/2043	222,595,100	220,090,905
4.50%, 2/15/2036 (a)	35,818,700	37,234,658
4.50%, 5/15/2038	21,172,100	21,827,112
4.50%, 8/15/2039	25,111,500	25,727,516
4.50%, 2/15/2044	46,000,000	46,273,148
4.63%, 2/15/2040	40,149,100	41,585,685
4.75%, 2/15/2037	16,672,700	17,722,559
4.75%, 2/15/2041	58,677,100	61,400,084
4.75%, 11/15/2043	184,478,100	191,482,503
4.75%, 11/15/2053	237,441,100	253,616,775
5.00%, 5/15/2037	25,201,900	27,371,626
TOTAL U.S. TREASURY OBLIGATIONS (Cost $11,230,462,519)		9,243,627,646
	Shares
SHORT-TERM INVESTMENTS — 4.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.30% (b) (c)	6,376,226	6,376,226
State Street Navigator Securities Lending Portfolio II (d) (e)	421,158,952	421,158,952
TOTAL SHORT-TERM INVESTMENTS (Cost $427,535,178)		427,535,178
TOTAL INVESTMENTS — 103.3% (Cost $11,657,997,697)		9,671,162,824
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.3)%		(308,633,845)
NET ASSETS — 100.0%		$9,362,528,979

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM TREASURY ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

(a)	All or a portion of the shares of the security are on loan at March 31, 2024.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2024.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$9,243,627,646	$—	$9,243,627,646
Short-Term Investments	427,535,178	—	—	427,535,178
TOTAL INVESTMENTS	$427,535,178	$9,243,627,646	$—	$9,671,162,824

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,049,338	$1,049,338	$341,594,046	$336,267,158	$—	$—	6,376,226	$6,376,226	$741,082
State Street Navigator Securities Lending Portfolio II	100,014,610	100,014,610	9,890,215,113	9,569,070,771	—	—	421,158,952	421,158,952	659,744
Total		$101,063,948	$10,231,809,159	$9,905,337,929	$—	$—		$427,535,178	$1,400,826
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 99.2%
Federal Home Loan Mortgage Corp.:
1.50%, 10/1/2035	$1,041,928	$907,095
1.50%, 12/1/2035	3,719,008	3,236,306
1.50%, 2/1/2036	3,102,051	2,699,300
1.50%, 4/1/2036	1,752,107	1,521,788
1.50%, 5/1/2036	369,021	320,427
1.50%, 6/1/2036	962,206	842,602
1.50%, 7/1/2036	770,922	669,047
1.50%, 12/1/2036	964,880	836,256
1.50%, 4/1/2037	8,886,559	7,688,436
1.50%, 5/1/2041	3,984,981	3,250,669
1.50%, 1/1/2042	1,701,343	1,383,711
1.50%, 12/1/2050	2,367,223	1,793,034
1.50%, 2/1/2051	8,131,992	6,146,025
1.50%, 5/1/2051	2,500,376	1,887,672
1.50%, 6/1/2051	14,442,331	10,901,744
1.50%, 10/1/2051	9,143,454	6,897,930
1.50%, 11/1/2051	2,243,203	1,692,055
1.50%, 3/1/2052	2,177,865	1,642,060
2.00%, 3/1/2028	144,703	137,723
2.00%, 2/1/2032	1,558,030	1,441,867
2.00%, 7/1/2035	1,009,434	899,175
2.00%, 8/1/2035	1,141,452	1,022,560
2.00%, 9/1/2035	4,644,590	4,187,031
2.00%, 10/1/2035	183,243	163,604
2.00%, 11/1/2035	6,173,698	5,506,326
2.00%, 1/1/2036	1,042,797	927,204
2.00%, 4/1/2036	4,029,976	3,581,291
2.00%, 6/1/2036	1,280,780	1,139,347
2.00%, 8/1/2036	1,310,952	1,164,185
2.00%, 9/1/2036	6,097,593	5,426,371
2.00%, 10/1/2036	3,153,172	2,799,402
2.00%, 11/1/2036	378,493	335,660
2.00%, 12/1/2036	21,774,656	19,304,590
2.00%, 1/1/2037	5,801,705	5,142,005
2.00%, 2/1/2037	2,355,577	2,091,548
2.00%, 3/1/2037	787,976	701,798
2.00%, 4/1/2037	4,217,749	3,733,412
2.00%, 5/1/2041	3,101,415	2,614,826
2.00%, 7/1/2041	5,483,061	4,620,292
2.00%, 8/1/2041	8,016,363	6,753,136
2.00%, 3/1/2042	2,164,799	1,814,904
2.00%, 4/1/2042	1,657,716	1,392,252
2.00%, 8/1/2050	5,941,112	4,744,020
2.00%, 9/1/2050	8,546,851	6,868,289
2.00%, 10/1/2050	10,818,905	8,633,954
2.00%, 11/1/2050	19,323,332	15,411,819
2.00%, 12/1/2050	23,596,591	18,809,884
2.00%, 1/1/2051	35,036,331	27,922,370
2.00%, 2/1/2051	32,692,720	26,130,689
2.00%, 3/1/2051	9,957,631	7,922,507
2.00%, 4/1/2051	35,547,806	28,288,870
Security Description	Principal Amount	Value
2.00%, 5/1/2051	$9,015,985	$7,233,051
2.00%, 6/1/2051	1,842,311	1,468,880
2.00%, 7/1/2051	675,496	536,652
2.00%, 8/1/2051	5,505,910	4,372,500
2.00%, 9/1/2051	29,759,911	23,683,102
2.00%, 10/1/2051	8,181,046	6,498,529
2.00%, 11/1/2051	54,762,393	43,439,663
2.00%, 12/1/2051	3,008,463	2,403,234
2.00%, 1/1/2052	768,505	610,438
2.00%, 2/1/2052	43,385,142	34,407,339
2.00%, 3/1/2052	15,647,907	12,424,097
2.00%, 6/1/2052	2,760,481	2,185,235
2.50%, 4/1/2027	170,823	165,317
2.50%, 9/1/2027	124,606	120,334
2.50%, 10/1/2027	53,161	51,272
2.50%, 1/1/2028	207,074	199,928
2.50%, 4/1/2028	77,713	74,529
2.50%, 5/1/2028	70,905	68,476
2.50%, 6/1/2028	41,370	39,618
2.50%, 10/1/2029	15,509	14,769
2.50%, 1/1/2031	63,347	59,699
2.50%, 6/1/2031	317,462	299,569
2.50%, 10/1/2031	405,280	381,383
2.50%, 9/1/2032	756,552	713,795
2.50%, 11/1/2032	78,412	72,979
2.50%, 2/1/2033	61,829	57,525
2.50%, 4/1/2033	2,124,300	1,974,739
2.50%, 12/1/2033	1,527,363	1,420,910
2.50%, 1/1/2035	1,434,982	1,323,500
2.50%, 2/1/2035	454,078	415,531
2.50%, 4/1/2035	394,518	360,777
2.50%, 5/1/2035	1,279,534	1,170,104
2.50%, 7/1/2035	4,605,399	4,232,132
2.50%, 8/1/2035	2,549,497	2,331,454
2.50%, 9/1/2035	2,069,116	1,892,158
2.50%, 10/1/2035	971,767	888,658
2.50%, 11/1/2035	1,268,334	1,159,862
2.50%, 12/1/2035	506,661	463,329
2.50%, 1/1/2036	653,814	597,898
2.50%, 4/1/2036	509,528	463,753
2.50%, 7/1/2036	1,846,328	1,680,457
2.50%, 10/1/2036	722,534	657,622
2.50%, 1/1/2037	3,992,021	3,633,383
2.50%, 4/1/2037	2,701,083	2,458,730
2.50%, 6/1/2037	4,206,794	3,847,013
2.50%, 2/1/2040	2,537,686	2,217,078
2.50%, 5/1/2040	106,681	93,624
2.50%, 8/1/2040	608,682	533,789
2.50%, 9/1/2040	2,770,622	2,429,119
2.50%, 6/1/2041	419,082	364,510
2.50%, 12/1/2041	2,646,163	2,298,143
2.50%, 4/1/2042	3,236,916	2,795,548
2.50%, 4/1/2043	57,346	49,337
2.50%, 9/1/2046	86,251	73,572
2.50%, 1/1/2050	48,654	40,765

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
2.50%, 4/1/2050	$1,064,978	$897,493
2.50%, 5/1/2050	2,075,916	1,733,577
2.50%, 6/1/2050	9,948,478	8,352,126
2.50%, 7/1/2050	1,551,356	1,304,422
2.50%, 8/1/2050	9,304,919	7,760,944
2.50%, 9/1/2050	18,424,165	15,512,688
2.50%, 10/1/2050	48,093,378	40,419,760
2.50%, 11/1/2050	8,642,736	7,200,593
2.50%, 12/1/2050	515,197	429,070
2.50%, 1/1/2051	20,373,316	17,018,916
2.50%, 2/1/2051	148,106	123,255
2.50%, 3/1/2051	2,281,518	1,898,696
2.50%, 6/1/2051	8,179,762	6,764,328
2.50%, 8/1/2051	8,158,709	6,773,230
2.50%, 9/1/2051	49,982,583	41,510,383
2.50%, 10/1/2051	12,221,562	10,152,125
2.50%, 11/1/2051	35,263,970	29,242,765
2.50%, 12/1/2051	16,830,826	13,964,729
2.50%, 1/1/2052	3,319,582	2,745,525
2.50%, 2/1/2052	10,689,028	8,843,000
2.50%, 3/1/2052	11,743,286	9,738,603
2.50%, 4/1/2052	21,004,884	17,535,630
2.50%, 5/1/2052	3,413,863	2,825,517
2.50%, 7/1/2052	3,670,659	3,043,906
3.00%, 10/1/2026	37,198	36,092
3.00%, 11/1/2026	69,543	67,341
3.00%, 3/1/2027	440,535	427,520
3.00%, 6/1/2027	50,357	48,867
3.00%, 10/1/2028	39,583	38,418
3.00%, 2/1/2029	14,031	13,536
3.00%, 7/1/2029	24,125	23,203
3.00%, 8/1/2029	71,288	68,531
3.00%, 9/1/2029	16,512	15,865
3.00%, 10/1/2030	87,144	83,302
3.00%, 11/1/2030	112,640	107,580
3.00%, 12/1/2030	368,690	351,733
3.00%, 2/1/2031	328,999	314,585
3.00%, 8/1/2031	84,546	80,692
3.00%, 11/1/2031	90,333	86,777
3.00%, 2/1/2032	65,857	62,803
3.00%, 5/1/2032	211,708	200,505
3.00%, 6/1/2032	165,885	157,041
3.00%, 7/1/2032	80,407	76,100
3.00%, 10/1/2032	108,074	102,169
3.00%, 12/1/2032	1,922,013	1,816,334
3.00%, 1/1/2033	71,016	67,230
3.00%, 2/1/2033	94,399	89,223
3.00%, 3/1/2033	1,740,386	1,644,600
3.00%, 4/1/2033	2,450,937	2,335,849
3.00%, 5/1/2033	57,920	54,769
3.00%, 7/1/2033	617,801	585,979
3.00%, 9/1/2034	1,352,030	1,269,633
3.00%, 1/1/2035	2,086,455	1,959,683
3.00%, 4/1/2035	195,124	181,927
3.00%, 6/1/2035	220,513	205,311
Security Description	Principal Amount	Value
3.00%, 7/1/2035	$3,946,418	$3,699,649
3.00%, 12/1/2035	5,784,830	5,429,924
3.00%, 4/1/2036	149,024	138,240
3.00%, 8/1/2036	291,300	272,560
3.00%, 9/1/2036	165,367	154,288
3.00%, 11/1/2037	2,523,879	2,346,105
3.00%, 1/1/2038	96,180	88,240
3.00%, 2/1/2038	596,533	550,131
3.00%, 11/1/2039	78,128	70,453
3.00%, 4/1/2042	2,795,067	2,490,136
3.00%, 6/1/2042	1,637,813	1,467,162
3.00%, 8/1/2042	125,370	112,307
3.00%, 9/1/2042	94,476	84,632
3.00%, 11/1/2042	787,538	706,116
3.00%, 1/1/2043	355,021	318,443
3.00%, 2/1/2043	517,894	464,531
3.00%, 3/1/2043	152,656	136,831
3.00%, 4/1/2043	1,291,142	1,155,733
3.00%, 5/1/2043	673,018	602,623
3.00%, 6/1/2043	39,160	35,101
3.00%, 7/1/2043	69,581	62,368
3.00%, 8/1/2043	43,096	38,628
3.00%, 9/1/2043	43,545	39,031
3.00%, 10/1/2043	45,012	40,346
3.00%, 12/1/2044	86,883	77,085
3.00%, 1/1/2045	347,820	309,035
3.00%, 6/1/2045	355,741	314,124
3.00%, 7/1/2045	463,454	409,674
3.00%, 8/1/2045	394,080	353,478
3.00%, 5/1/2046	100,445	88,750
3.00%, 6/1/2046	2,028,658	1,815,171
3.00%, 7/1/2046	5,227,872	4,614,985
3.00%, 8/1/2046	965,168	851,659
3.00%, 9/1/2046	1,816,841	1,598,872
3.00%, 10/1/2046	673,719	595,022
3.00%, 11/1/2046	147,468	130,298
3.00%, 12/1/2046	3,415,439	3,014,015
3.00%, 1/1/2047	696,200	614,600
3.00%, 2/1/2047	6,640,702	5,845,071
3.00%, 5/1/2047	714,142	631,002
3.00%, 7/1/2047	738,372	651,738
3.00%, 12/1/2047	231,112	203,674
3.00%, 1/1/2048	1,023,419	901,914
3.00%, 2/1/2048	89,497	78,872
3.00%, 3/1/2048	539,054	475,055
3.00%, 10/1/2048	533,260	469,949
3.00%, 5/1/2049	91,839	80,095
3.00%, 7/1/2049	51,159	44,617
3.00%, 8/1/2049	1,144,914	998,516
3.00%, 9/1/2049	912,869	796,142
3.00%, 10/1/2049	2,207,743	1,934,049
3.00%, 12/1/2049	464,250	406,385
3.00%, 1/1/2050	1,161,491	1,014,492
3.00%, 2/1/2050	11,022,383	9,642,276
3.00%, 3/1/2050	969,364	848,541

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 4/1/2050	$6,748,073	$5,885,608
3.00%, 5/1/2050	371,572	324,932
3.00%, 8/1/2050	2,593,156	2,275,546
3.00%, 9/1/2050	5,051,922	4,371,444
3.00%, 11/1/2050	3,944,315	3,417,101
3.00%, 1/1/2051	1,973,212	1,717,764
3.00%, 4/1/2051	1,497,364	1,298,719
3.00%, 5/1/2051	5,977,368	5,194,363
3.00%, 6/1/2051	17,550,912	15,205,155
3.00%, 7/1/2051	1,651,836	1,430,242
3.00%, 10/1/2051	3,412,017	2,950,912
3.00%, 11/1/2051	1,633,087	1,410,770
3.00%, 12/1/2051	5,606,266	4,839,458
3.00%, 1/1/2052	7,803,529	6,738,619
3.00%, 2/1/2052	10,920,991	9,432,526
3.00%, 3/1/2052	22,893,758	19,716,697
3.00%, 4/1/2052	10,899,746	9,429,472
3.00%, 5/1/2052	2,747,560	2,374,100
3.00%, 6/1/2052	4,776,314	4,137,886
3.00%, 8/1/2052	6,403,477	5,513,141
3.50%, 2/1/2026	17,944	17,571
3.50%, 10/1/2026	27,609	26,935
3.50%, 1/1/2029	11,474	11,172
3.50%, 3/1/2029	255,870	248,276
3.50%, 4/1/2029	92,384	89,634
3.50%, 6/1/2029	20,576	19,973
3.50%, 8/1/2029	11,196	10,862
3.50%, 9/1/2029	260,264	252,171
3.50%, 2/1/2030	7,373	7,147
3.50%, 1/1/2034	65,742	63,102
3.50%, 3/1/2034	213,561	203,983
3.50%, 8/1/2034	74,852	71,495
3.50%, 7/1/2035	102,831	97,653
3.50%, 7/1/2038	2,235,088	2,121,544
3.50%, 2/1/2039	41,208	38,844
3.50%, 3/1/2039	130,065	122,429
3.50%, 4/1/2039	72,437	67,931
3.50%, 2/1/2040	1,199,085	1,131,923
3.50%, 10/1/2041	495,636	458,624
3.50%, 2/1/2042	323,450	299,236
3.50%, 7/1/2042	10,874	10,064
3.50%, 8/1/2042	437,556	404,739
3.50%, 9/1/2042	112,396	103,901
3.50%, 3/1/2043	64,707	59,805
3.50%, 5/1/2043	171,234	158,239
3.50%, 8/1/2043	902,131	832,747
3.50%, 11/1/2043	26,352	24,356
3.50%, 12/1/2043	474,066	439,410
3.50%, 1/1/2044	283,593	262,159
3.50%, 5/1/2044	83,050	76,243
3.50%, 6/1/2044	46,555	42,793
3.50%, 8/1/2044	64,085	58,858
3.50%, 10/1/2044	343,792	316,008
3.50%, 11/1/2044	36,844	33,867
3.50%, 12/1/2044	249,433	229,049
Security Description	Principal Amount	Value
3.50%, 1/1/2045	$463,130	$425,192
3.50%, 2/1/2045	85,041	78,168
3.50%, 3/1/2045	179,381	165,121
3.50%, 7/1/2045	82,595	75,816
3.50%, 8/1/2045	82,099	75,227
3.50%, 10/1/2045	77,744	71,236
3.50%, 11/1/2045	159,740	146,255
3.50%, 12/1/2045	495,972	453,533
3.50%, 1/1/2046	460,580	422,422
3.50%, 3/1/2046	635,824	582,317
3.50%, 5/1/2046	201,142	183,743
3.50%, 7/1/2046	2,872,820	2,650,296
3.50%, 12/1/2046	248,361	227,003
3.50%, 2/1/2047	3,420,488	3,126,867
3.50%, 6/1/2047	1,260,859	1,153,471
3.50%, 7/1/2047	143,698	130,860
3.50%, 8/1/2047	127,401	116,166
3.50%, 9/1/2047	2,795,566	2,545,463
3.50%, 10/1/2047	853,171	777,771
3.50%, 11/1/2047	1,578,383	1,456,711
3.50%, 12/1/2047	168,870	153,978
3.50%, 2/1/2048	777,952	708,427
3.50%, 3/1/2048	4,312,056	3,914,575
3.50%, 5/1/2048	169,214	154,775
3.50%, 6/1/2048	110,812	100,971
3.50%, 7/1/2048	1,370,760	1,247,325
3.50%, 11/1/2048	608,924	558,095
3.50%, 2/1/2049	1,895,293	1,725,968
3.50%, 3/1/2049	1,281,735	1,165,343
3.50%, 4/1/2049	477,600	432,543
3.50%, 6/1/2049	98,411	89,119
3.50%, 7/1/2049	721,236	653,135
3.50%, 8/1/2049	1,246,868	1,135,681
3.50%, 9/1/2049	1,632,063	1,487,721
3.50%, 10/1/2049	590,305	537,768
3.50%, 12/1/2049	22,785,404	20,870,153
3.50%, 1/1/2050	16,183,161	14,648,118
3.50%, 6/1/2050	330,547	299,250
3.50%, 5/1/2051	464,133	417,246
3.50%, 6/1/2051	1,492,678	1,342,426
3.50%, 7/1/2051	167,148	150,297
3.50%, 9/1/2051	435,996	391,907
3.50%, 11/1/2051	3,160,566	2,859,853
3.50%, 2/1/2052	1,281,180	1,152,300
3.50%, 3/1/2052	9,535,200	8,532,811
3.50%, 5/1/2052	712,057	638,023
3.50%, 7/1/2052	1,386,876	1,247,845
3.50%, 9/1/2052	19,475,077	17,441,161
4.00%, 6/1/2025	16,964	16,740
4.00%, 2/1/2027	36,516	35,984
4.00%, 11/1/2033	24,893	24,301
4.00%, 6/1/2035	58,002	56,310
4.00%, 4/1/2038	1,558,005	1,507,613
4.00%, 10/1/2039	208,438	199,071
4.00%, 10/1/2040	442,458	422,484

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 12/1/2040	$168,546	$160,928
4.00%, 1/1/2041	283,864	271,030
4.00%, 2/1/2041	28,239	26,962
4.00%, 12/1/2041	33,374	31,866
4.00%, 2/1/2042	87,776	83,704
4.00%, 4/1/2042	15,536	14,834
4.00%, 6/1/2042	59,751	57,035
4.00%, 10/1/2043	81,652	77,962
4.00%, 12/1/2043	526,314	501,730
4.00%, 5/1/2044	35,218	33,384
4.00%, 7/1/2044	113,697	107,700
4.00%, 8/1/2044	60,426	57,201
4.00%, 10/1/2044	55,602	52,700
4.00%, 11/1/2044	261,067	247,145
4.00%, 12/1/2044	15,148	14,357
4.00%, 2/1/2045	300,938	284,598
4.00%, 4/1/2045	19,691	18,646
4.00%, 5/1/2045	671,868	638,463
4.00%, 9/1/2045	64,821	61,302
4.00%, 10/1/2045	358,717	339,318
4.00%, 11/1/2045	210,232	198,817
4.00%, 12/1/2045	161,568	152,924
4.00%, 1/1/2046	381,076	360,810
4.00%, 2/1/2046	1,256,343	1,188,140
4.00%, 9/1/2046	95,785	90,730
4.00%, 12/1/2046	142,948	135,187
4.00%, 1/1/2047	2,094,804	1,977,854
4.00%, 2/1/2047	917,059	865,785
4.00%, 5/1/2047	62,810	59,153
4.00%, 6/1/2047	70,766	66,727
4.00%, 7/1/2047	279,339	263,677
4.00%, 8/1/2047	136,163	128,391
4.00%, 9/1/2047	68,927	64,992
4.00%, 11/1/2047	152,099	143,521
4.00%, 12/1/2047	76,673	72,297
4.00%, 2/1/2048	527,356	496,635
4.00%, 3/1/2048	135,018	127,153
4.00%, 4/1/2048	119,144	112,144
4.00%, 5/1/2048	100,005	94,129
4.00%, 6/1/2048	1,698,647	1,605,703
4.00%, 7/1/2048	102,757	96,720
4.00%, 9/1/2048	924,369	868,961
4.00%, 10/1/2048	1,030,984	967,996
4.00%, 11/1/2048	537,848	506,991
4.00%, 12/1/2048	645,925	609,835
4.00%, 1/1/2049	854,826	814,347
4.00%, 3/1/2049	1,500,055	1,408,813
4.00%, 4/1/2049	1,726,763	1,624,858
4.00%, 6/1/2049	475,231	446,220
4.00%, 7/1/2049	1,006,441	946,164
4.00%, 8/1/2049	150,314	141,138
4.00%, 9/1/2049	371,299	348,633
4.00%, 12/1/2049	56,529	53,079
4.00%, 1/1/2050	1,157,865	1,087,182
4.00%, 4/1/2050	124,665	116,797
Security Description	Principal Amount	Value
4.00%, 5/1/2050	$244,529	$229,095
4.00%, 6/1/2050	328,012	307,309
4.00%, 7/1/2050	535,028	502,547
4.00%, 2/1/2051	9,670,253	9,079,925
4.00%, 4/1/2052	1,047,829	972,361
4.00%, 5/1/2052	658,099	610,700
4.00%, 8/1/2052	18,458,909	17,113,656
4.00%, 10/1/2052	10,317,241	9,557,864
4.00%, 11/1/2052	861,504	797,650
4.00%, 1/1/2053	4,098,739	3,794,941
4.00%, 5/1/2053	847,694	792,089
4.50%, 2/1/2039	30,890	30,415
4.50%, 7/1/2041	57,383	56,264
4.50%, 9/1/2041	14,286	14,007
4.50%, 10/1/2041	127,846	125,491
4.50%, 1/1/2043	1,673,460	1,620,182
4.50%, 10/1/2043	38,834	37,940
4.50%, 3/1/2044	44,681	43,680
4.50%, 7/1/2044	160,424	156,828
4.50%, 8/1/2044	255,244	249,045
4.50%, 9/1/2044	105,219	102,777
4.50%, 10/1/2044	49,989	48,807
4.50%, 7/1/2045	149,935	147,174
4.50%, 8/1/2045	16,064	15,692
4.50%, 3/1/2046	163,813	159,948
4.50%, 8/1/2046	100,904	98,313
4.50%, 3/1/2047	223,994	218,423
4.50%, 7/1/2047	235,835	230,549
4.50%, 12/1/2047	111,683	108,434
4.50%, 6/1/2048	746,599	724,260
4.50%, 7/1/2048	40,107	38,804
4.50%, 8/1/2048	120,603	116,540
4.50%, 9/1/2048	1,368,660	1,323,718
4.50%, 11/1/2048	22,266	21,543
4.50%, 1/1/2049	1,163,061	1,126,151
4.50%, 3/1/2049	2,488,169	2,415,074
4.50%, 4/1/2049	113,919	110,023
4.50%, 5/1/2049	246,089	237,646
4.50%, 8/1/2049	3,124,478	3,009,696
4.50%, 9/1/2049	414,942	400,707
4.50%, 2/1/2050	443,232	428,025
4.50%, 4/1/2050	632,275	606,768
4.50%, 6/1/2052	4,406,447	4,202,514
4.50%, 7/1/2052	231,891	222,659
4.50%, 9/1/2052	319,189	306,776
4.50%, 10/1/2052	11,515,292	10,972,834
4.50%, 11/1/2052	5,283,985	5,029,439
4.50%, 1/1/2053	6,346,522	6,044,007
4.50%, 5/1/2053	9,065,232	8,627,638
5.00%, 12/1/2033	159,659	159,991
5.00%, 2/1/2038	968,898	966,949
5.00%, 9/1/2038	14,906	14,966
5.00%, 9/1/2039	63,262	63,461
5.00%, 12/1/2039	201,499	201,890
5.00%, 1/1/2040	93,797	93,979

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 12/1/2041	$39,245	$39,390
5.00%, 12/1/2044	144,627	145,057
5.00%, 7/1/2048	121,367	120,581
5.00%, 8/1/2048	637,090	632,165
5.00%, 9/1/2048	1,502,934	1,490,364
5.00%, 5/1/2049	991,862	982,948
5.00%, 9/1/2049	4,840,648	4,803,526
5.00%, 10/1/2049	1,698,915	1,685,782
5.00%, 11/1/2049	678,196	672,812
5.00%, 3/1/2050	1,419,791	1,408,518
5.00%, 7/1/2052	1,512,969	1,481,957
5.00%, 8/1/2052	1,362,673	1,346,004
5.00%, 9/1/2052	9,513,618	9,296,996
5.00%, 10/1/2052	12,481,968	12,217,096
5.00%, 12/1/2052	8,423,095	8,300,877
5.00%, 2/1/2053	14,536,938	14,177,757
5.00%, 4/1/2053	2,858,793	2,790,581
5.00%, 7/1/2053	17,674,898	17,237,477
5.00%, 9/1/2053	2,537,387	2,501,016
5.00%, 12/1/2053	5,243,897	5,114,120
5.50%, 9/1/2035	2,908	2,978
5.50%, 12/1/2036	7,853	8,040
5.50%, 7/1/2037	75,890	77,699
5.50%, 4/1/2038	38,985	39,956
5.50%, 5/1/2038	2,390	2,450
5.50%, 8/1/2038	100,088	102,474
5.50%, 11/1/2052	607,991	605,724
5.50%, 12/1/2052	2,988,884	3,002,039
5.50%, 2/1/2053	22,296,952	22,197,988
5.50%, 3/1/2053	2,478,579	2,490,554
5.50%, 4/1/2053	460,477	460,050
5.50%, 5/1/2053	846,164	857,330
5.50%, 7/1/2053	21,462,929	21,340,985
5.50%, 9/1/2053	3,126,103	3,129,829
6.00%, 10/1/2038	441,828	448,766
6.00%, 7/1/2040	201,614	210,824
6.00%, 10/1/2052	2,219,691	2,247,872
6.00%, 12/1/2052	460,822	465,349
6.00%, 3/1/2053	1,773,056	1,823,755
6.00%, 4/1/2053	1,050,607	1,068,099
6.00%, 8/1/2053	7,027,300	7,088,366
6.00%, 9/1/2053	8,518,277	8,689,938
6.00%, 10/1/2053	2,404,681	2,438,328
6.00%, 11/1/2053	19,619,733	19,813,989
6.00%, 12/1/2053	16,489,518	16,632,810
6.50%, 1/1/2053	5,077,596	5,195,652
6.50%, 2/1/2053	1,207,516	1,245,860
6.50%, 5/1/2053	459,264	473,857
6.50%, 6/1/2053	2,308,089	2,355,798
6.50%, 10/1/2053	19,962,018	20,374,641
6.50%, 11/1/2053	1,323,974	1,351,341
6.50%, 12/1/2053	11,016,214	11,432,331
6.50%, 2/1/2054	4,696,803	4,846,041
7.00%, 1/1/2054	14,709,321	15,146,117
Security Description	Principal Amount	Value
Federal National Mortgage Association:
1.50%, 10/1/2035	$1,303,385	$1,134,717
1.50%, 11/1/2035	2,543,707	2,219,082
1.50%, 12/1/2035	2,063,542	1,804,609
1.50%, 1/1/2036	1,925,850	1,675,516
1.50%, 2/1/2036	6,016,262	5,240,208
1.50%, 3/1/2036	698,692	607,009
1.50%, 4/1/2036	1,044,640	907,320
1.50%, 6/1/2036	862,283	748,534
1.50%, 7/1/2036	2,499,647	2,169,326
1.50%, 8/1/2036	511,799	444,047
1.50%, 10/1/2036	909,337	788,539
1.50%, 11/1/2036	2,321,160	2,030,844
1.50%, 12/1/2036	348,839	302,337
1.50%, 1/1/2037	33,660,327	29,165,410
1.50%, 3/1/2037	25,236,546	21,834,050
1.50%, 4/1/2037	2,680,387	2,319,007
1.50%, 5/1/2041	4,823,523	3,934,692
1.50%, 10/1/2041	1,667,607	1,356,225
1.50%, 1/1/2042	4,370,832	3,566,039
1.50%, 12/1/2050	18,266,717	13,812,717
1.50%, 1/1/2051	6,522,426	4,929,542
1.50%, 2/1/2051	5,292,605	4,000,064
1.50%, 3/1/2051	8,064,688	6,090,232
1.50%, 5/1/2051	845,437	638,267
1.50%, 6/1/2051	1,337,230	1,016,247
1.50%, 7/1/2051	4,330,401	3,268,788
1.50%, 9/1/2051	4,534,716	3,423,407
1.50%, 10/1/2051	18,308,606	13,812,229
1.50%, 11/1/2051	11,182,720	8,435,161
1.50%, 3/1/2052	1,953,637	1,472,998
1.50%, 4/1/2052	6,692,023	5,049,996
2.00%, 2/1/2028	299,114	286,614
2.00%, 11/1/2031	66,588	61,768
2.00%, 2/1/2032	537,882	498,109
2.00%, 4/1/2035	198,119	176,639
2.00%, 5/1/2035	1,118,164	996,633
2.00%, 7/1/2035	173,728	154,705
2.00%, 8/1/2035	3,542,258	3,203,781
2.00%, 9/1/2035	11,896,555	10,635,895
2.00%, 10/1/2035	9,786,181	8,733,182
2.00%, 11/1/2035	2,853,793	2,538,996
2.00%, 12/1/2035	8,690,222	7,732,507
2.00%, 1/1/2036	3,374,669	3,008,429
2.00%, 2/1/2036	4,733,327	4,221,656
2.00%, 3/1/2036	2,344,418	2,092,643
2.00%, 4/1/2036	4,041,908	3,611,682
2.00%, 5/1/2036	19,391,462	17,269,653
2.00%, 7/1/2036	5,380,679	4,780,903
2.00%, 9/1/2036	370,695	328,822
2.00%, 11/1/2036	1,288,598	1,142,771
2.00%, 12/1/2036	26,131,606	23,167,298
2.00%, 2/1/2037	1,799,006	1,596,389
2.00%, 3/1/2037	5,046,256	4,483,321

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
2.00%, 4/1/2037	$1,149,602	$1,025,195
2.00%, 5/1/2037	4,777,603	4,228,975
2.00%, 8/1/2040	571,671	483,803
2.00%, 10/1/2040	2,788,049	2,358,219
2.00%, 11/1/2040	5,907,883	4,989,115
2.00%, 12/1/2040	3,368,419	2,843,811
2.00%, 1/1/2041	8,305,195	7,009,828
2.00%, 5/1/2041	1,547,444	1,303,183
2.00%, 6/1/2041	552,514	466,064
2.00%, 10/1/2041	6,369,310	5,365,869
2.00%, 11/1/2041	7,588,930	6,381,451
2.00%, 12/1/2041	888,719	744,903
2.00%, 2/1/2042	3,567,819	2,997,415
2.00%, 4/1/2042	2,763,053	2,317,776
2.00%, 5/1/2042	5,315,036	4,463,895
2.00%, 8/1/2042	4,951,110	4,167,221
2.00%, 6/1/2050	2,368,125	1,892,434
2.00%, 7/1/2050	12,009,692	9,686,428
2.00%, 8/1/2050	4,867,396	3,929,343
2.00%, 9/1/2050	16,058,511	12,919,100
2.00%, 10/1/2050	22,114,954	17,671,662
2.00%, 11/1/2050	43,482,968	34,993,504
2.00%, 12/1/2050	21,965,593	17,578,103
2.00%, 1/1/2051	63,721,952	51,031,820
2.00%, 2/1/2051	54,567,437	43,869,460
2.00%, 3/1/2051	51,735,228	41,352,719
2.00%, 4/1/2051	34,180,392	27,228,211
2.00%, 5/1/2051	35,724,715	28,561,996
2.00%, 6/1/2051	20,066,350	15,904,814
2.00%, 7/1/2051	70,508,587	56,137,772
2.00%, 8/1/2051	7,504,204	5,960,845
2.00%, 9/1/2051	31,834,178	25,288,777
2.00%, 10/1/2051	5,265,216	4,176,450
2.00%, 11/1/2051	75,348,415	59,905,494
2.00%, 12/1/2051	1,288,826	1,029,734
2.00%, 1/1/2052	9,321,873	7,388,464
2.00%, 2/1/2052	62,070,994	49,204,095
2.00%, 3/1/2052	4,582,600	3,631,597
2.00%, 4/1/2052	4,578,639	3,624,513
2.00%, 5/1/2052	1,879,986	1,490,650
2.00%, 10/1/2052	2,434,208	1,926,952
2.50%, 12/1/2027	375,740	362,039
2.50%, 3/1/2028	68,890	66,066
2.50%, 5/1/2028	176,431	168,923
2.50%, 7/1/2028	125,613	120,080
2.50%, 8/1/2028	58,603	56,000
2.50%, 9/1/2028	731,550	705,104
2.50%, 10/1/2028	27,470	26,279
2.50%, 12/1/2028	830,840	797,379
2.50%, 3/1/2029	144,576	138,851
2.50%, 6/1/2029	2,380,466	2,293,858
2.50%, 8/1/2029	146,791	141,328
2.50%, 2/1/2030	23,260	22,088
2.50%, 4/1/2030	120,156	113,845
2.50%, 5/1/2030	34,034	32,155
Security Description	Principal Amount	Value
2.50%, 6/1/2030	$576,946	$545,059
2.50%, 7/1/2030	703,644	673,597
2.50%, 8/1/2030	696,052	658,995
2.50%, 11/1/2030	107,356	101,179
2.50%, 8/1/2031	858,092	809,235
2.50%, 9/1/2031	1,054,067	992,634
2.50%, 10/1/2031	1,615,250	1,540,754
2.50%, 11/1/2031	1,122,131	1,056,715
2.50%, 12/1/2031	143,920	135,306
2.50%, 1/1/2032	123,983	116,665
2.50%, 2/1/2032	400,333	377,222
2.50%, 4/1/2032	287,757	267,872
2.50%, 6/1/2032	1,791,478	1,690,995
2.50%, 8/1/2032	241,675	227,531
2.50%, 10/1/2032	347,411	323,350
2.50%, 11/1/2032	227,561	211,931
2.50%, 12/1/2032	69,348	64,461
2.50%, 1/1/2033	535,103	501,011
2.50%, 4/1/2033	567,836	535,253
2.50%, 12/1/2033	2,010,300	1,892,780
2.50%, 6/1/2034	145,012	132,702
2.50%, 8/1/2034	829,171	782,892
2.50%, 10/1/2034	262,746	241,064
2.50%, 11/1/2034	1,414,945	1,295,818
2.50%, 12/1/2034	948,030	867,550
2.50%, 1/1/2035	2,955,253	2,704,825
2.50%, 2/1/2035	4,790,564	4,383,887
2.50%, 4/1/2035	853,863	781,285
2.50%, 6/1/2035	5,379,206	4,920,905
2.50%, 7/1/2035	1,184,254	1,102,780
2.50%, 8/1/2035	7,407,291	6,780,540
2.50%, 11/1/2035	1,594,288	1,457,955
2.50%, 1/1/2036	360,640	329,905
2.50%, 2/1/2036	1,817,081	1,661,702
2.50%, 7/1/2036	2,586,304	2,358,636
2.50%, 10/1/2036	822,870	744,194
2.50%, 11/1/2036	438,748	399,331
2.50%, 3/1/2037	2,440,801	2,220,696
2.50%, 2/1/2040	2,934,485	2,563,746
2.50%, 7/1/2040	261,891	229,423
2.50%, 2/1/2041	4,600,678	4,023,496
2.50%, 6/1/2041	2,995,232	2,605,200
2.50%, 4/1/2042	4,343,400	3,751,157
2.50%, 12/1/2042	237,575	204,395
2.50%, 1/1/2043	3,688,965	3,173,760
2.50%, 2/1/2043	1,035,338	890,742
2.50%, 4/1/2043	228,745	196,770
2.50%, 5/1/2043	171,174	147,247
2.50%, 8/1/2046	242,434	206,796
2.50%, 10/1/2046	689,526	588,165
2.50%, 4/1/2048	256,095	218,449
2.50%, 11/1/2049	12,266,683	10,277,806
2.50%, 12/1/2049	1,314,056	1,100,999
2.50%, 1/1/2050	602,454	504,774
2.50%, 2/1/2050	884,498	741,089

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
2.50%, 3/1/2050	$3,786,029	$3,187,499
2.50%, 5/1/2050	4,642,065	3,860,127
2.50%, 6/1/2050	27,126,468	22,855,257
2.50%, 7/1/2050	22,848,261	18,973,306
2.50%, 8/1/2050	30,646,776	25,795,448
2.50%, 9/1/2050	10,855,517	9,100,958
2.50%, 10/1/2050	11,284,159	9,390,338
2.50%, 11/1/2050	11,479,330	9,577,406
2.50%, 12/1/2050	1,843,961	1,542,922
2.50%, 2/1/2051	3,940,901	3,262,443
2.50%, 3/1/2051	6,499,214	5,403,864
2.50%, 4/1/2051	24,708,903	20,591,179
2.50%, 5/1/2051	19,910,893	16,665,997
2.50%, 7/1/2051	29,777,488	24,775,360
2.50%, 8/1/2051	28,943,364	24,040,003
2.50%, 9/1/2051	32,245,058	26,817,922
2.50%, 10/1/2051	34,851,811	28,958,056
2.50%, 11/1/2051	12,238,170	10,137,896
2.50%, 12/1/2051	5,117,338	4,241,982
2.50%, 1/1/2052	58,389,595	48,543,587
2.50%, 2/1/2052	15,327,098	12,699,067
2.50%, 6/1/2052	4,265,012	3,529,978
2.50%, 7/1/2052	9,994,917	8,278,725
2.50%, 9/1/2052	5,679,319	4,704,309
3.00%, 12/1/2026	38,656	37,457
3.00%, 2/1/2027	5,569	5,385
3.00%, 4/1/2027	51,280	49,820
3.00%, 7/1/2027	65,287	63,416
3.00%, 8/1/2027	188,919	182,949
3.00%, 6/1/2028	345,868	334,896
3.00%, 9/1/2028	47,862	46,477
3.00%, 10/1/2028	21,518	20,750
3.00%, 11/1/2028	35,451	34,222
3.00%, 6/1/2029	388,429	374,397
3.00%, 7/1/2029	31,747	30,517
3.00%, 8/1/2029	41,965	40,293
3.00%, 9/1/2029	16,318	15,654
3.00%, 10/1/2029	70,727	67,840
3.00%, 2/1/2030	118,829	114,320
3.00%, 3/1/2030	858,287	822,300
3.00%, 4/1/2030	54,323	51,974
3.00%, 5/1/2030	499,582	483,675
3.00%, 6/1/2030	19,850	19,006
3.00%, 7/1/2030	295,432	284,813
3.00%, 9/1/2030	238,118	229,828
3.00%, 11/1/2030	148,284	141,571
3.00%, 12/1/2030	30,118	28,756
3.00%, 1/1/2031	788,903	761,149
3.00%, 4/1/2031	172,669	165,085
3.00%, 1/1/2032	105,918	100,937
3.00%, 6/1/2032	83,455	80,693
3.00%, 7/1/2032	184,078	174,314
3.00%, 8/1/2032	653,051	617,702
3.00%, 11/1/2032	2,224,340	2,122,518
3.00%, 12/1/2032	407,647	387,798
Security Description	Principal Amount	Value
3.00%, 1/1/2033	$83,361	$78,745
3.00%, 2/1/2033	881,812	832,206
3.00%, 3/1/2033	299,496	283,124
3.00%, 5/1/2033	51,394	48,588
3.00%, 9/1/2033	2,946,682	2,809,044
3.00%, 2/1/2034	628,691	594,744
3.00%, 7/1/2034	584,048	548,009
3.00%, 10/1/2034	483,588	453,795
3.00%, 11/1/2034	420,125	394,199
3.00%, 1/1/2035	508,029	476,525
3.00%, 2/1/2035	938,703	880,564
3.00%, 4/1/2035	625,143	586,681
3.00%, 5/1/2035	2,820,062	2,644,806
3.00%, 12/1/2035	118,318	110,965
3.00%, 2/1/2036	1,071,562	994,281
3.00%, 6/1/2036	1,427,489	1,321,768
3.00%, 7/1/2036	1,019,948	944,192
3.00%, 8/1/2036	1,497,309	1,385,756
3.00%, 9/1/2036	148,380	137,259
3.00%, 12/1/2036	191,601	177,728
3.00%, 6/1/2037	4,052,321	3,757,416
3.00%, 8/1/2037	86,696	79,439
3.00%, 3/1/2038	676,842	620,185
3.00%, 8/1/2038	1,897,919	1,756,330
3.00%, 11/1/2039	131,706	118,769
3.00%, 2/1/2040	1,174,419	1,059,056
3.00%, 3/1/2040	2,762,127	2,530,918
3.00%, 4/1/2040	1,517,559	1,364,315
3.00%, 11/1/2041	5,033,819	4,441,819
3.00%, 6/1/2042	1,330,662	1,186,977
3.00%, 9/1/2042	71,845	64,359
3.00%, 10/1/2042	282,863	253,417
3.00%, 12/1/2042	209,379	187,563
3.00%, 1/1/2043	932,095	835,017
3.00%, 2/1/2043	346,282	310,196
3.00%, 3/1/2043	318,446	280,995
3.00%, 4/1/2043	292,952	262,246
3.00%, 5/1/2043	1,121,141	1,001,785
3.00%, 6/1/2043	822,421	736,192
3.00%, 7/1/2043	231,335	207,086
3.00%, 8/1/2043	3,390,976	3,036,357
3.00%, 9/1/2043	59,993	53,705
3.00%, 1/1/2044	56,768	50,817
3.00%, 3/1/2044	105,856	94,761
3.00%, 10/1/2044	1,649,448	1,469,558
3.00%, 12/1/2044	399,396	348,326
3.00%, 1/1/2045	375,594	334,470
3.00%, 4/1/2045	224,447	198,241
3.00%, 5/1/2045	327,497	289,115
3.00%, 8/1/2045	330,469	295,830
3.00%, 11/1/2045	145,311	128,281
3.00%, 12/1/2045	69,215	61,103
3.00%, 4/1/2046	2,549,815	2,250,979
3.00%, 5/1/2046	530,394	462,663
3.00%, 6/1/2046	4,027,113	3,572,200

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 8/1/2046	$1,294,061	$1,132,916
3.00%, 9/1/2046	5,389,627	4,775,055
3.00%, 10/1/2046	6,701,584	5,910,033
3.00%, 11/1/2046	2,640,745	2,332,840
3.00%, 12/1/2046	330,492	291,633
3.00%, 1/1/2047	3,711,119	3,280,486
3.00%, 2/1/2047	76,867	68,810
3.00%, 3/1/2047	432,874	382,067
3.00%, 4/1/2047	10,252,890	8,969,586
3.00%, 7/1/2047	4,229,013	3,731,662
3.00%, 8/1/2047	346,960	306,156
3.00%, 9/1/2047	334,091	294,814
3.00%, 10/1/2047	5,024,133	4,432,335
3.00%, 12/1/2047	1,797,752	1,586,329
3.00%, 1/1/2048	1,146,636	1,010,502
3.00%, 2/1/2048	905,113	797,653
3.00%, 4/1/2048	7,391,954	6,617,152
3.00%, 9/1/2048	1,482,754	1,308,376
3.00%, 11/1/2048	1,014,536	894,086
3.00%, 6/1/2049	370,623	323,232
3.00%, 7/1/2049	245,768	214,342
3.00%, 9/1/2049	3,167,976	2,764,453
3.00%, 10/1/2049	1,507,172	1,314,488
3.00%, 11/1/2049	3,343,075	2,918,373
3.00%, 12/1/2049	1,144,230	1,007,830
3.00%, 1/1/2050	10,648,909	9,283,567
3.00%, 2/1/2050	20,655,427	18,081,849
3.00%, 3/1/2050	10,451,198	9,130,370
3.00%, 4/1/2050	1,921,316	1,674,115
3.00%, 6/1/2050	659,081	573,757
3.00%, 7/1/2050	8,532,556	7,430,882
3.00%, 8/1/2050	14,657,163	12,773,713
3.00%, 9/1/2050	8,888,163	7,718,061
3.00%, 10/1/2050	378,764	329,260
3.00%, 11/1/2050	161,377	140,335
3.00%, 12/1/2050	62,250	54,075
3.00%, 1/1/2051	2,111,872	1,833,890
3.00%, 3/1/2051	1,211,827	1,051,663
3.00%, 4/1/2051	8,393,978	7,335,744
3.00%, 5/1/2051	12,482,660	10,836,591
3.00%, 6/1/2051	3,947,143	3,420,357
3.00%, 7/1/2051	4,771,795	4,133,517
3.00%, 8/1/2051	6,786,465	5,874,095
3.00%, 9/1/2051	7,415,249	6,413,141
3.00%, 10/1/2051	1,525,331	1,323,350
3.00%, 11/1/2051	922,664	798,888
3.00%, 12/1/2051	6,364,122	5,533,834
3.00%, 1/1/2052	139,863	121,023
3.00%, 2/1/2052	7,957,751	6,898,165
3.00%, 3/1/2052	1,156,127	996,869
3.00%, 4/1/2052	12,514,769	10,787,935
3.00%, 5/1/2052	11,392,047	9,825,233
3.00%, 7/1/2052	987,159	851,972
3.50%, 12/1/2025	16,547	16,212
3.50%, 1/1/2026	1,690	1,654
Security Description	Principal Amount	Value
3.50%, 1/1/2027	$10,684	$10,441
3.50%, 1/1/2028	32,445	31,597
3.50%, 2/1/2028	488,604	477,834
3.50%, 10/1/2028	337,561	328,315
3.50%, 1/1/2029	31,791	30,895
3.50%, 5/1/2029	41,451	40,228
3.50%, 10/1/2029	15,193	14,722
3.50%, 9/1/2030	3,748,247	3,629,017
3.50%, 12/1/2030	44,208	42,751
3.50%, 3/1/2031	278,275	268,670
3.50%, 6/1/2031	220,341	213,265
3.50%, 4/1/2032	143,828	138,485
3.50%, 5/1/2032	2,097,447	2,033,045
3.50%, 7/1/2032	4,223,199	4,047,663
3.50%, 9/1/2032	680,682	656,697
3.50%, 2/1/2033	77,644	74,577
3.50%, 3/1/2033	158,154	152,087
3.50%, 4/1/2033	250,485	240,960
3.50%, 5/1/2033	172,576	165,888
3.50%, 6/1/2033	58,076	55,734
3.50%, 3/1/2034	148,218	143,432
3.50%, 4/1/2034	257,885	246,333
3.50%, 6/1/2034	141,302	134,722
3.50%, 7/1/2034	35,165	33,588
3.50%, 11/1/2034	485,591	463,252
3.50%, 5/1/2035	731,726	703,129
3.50%, 9/1/2035	369,876	356,238
3.50%, 2/1/2036	1,276,630	1,208,514
3.50%, 7/1/2037	77,707	73,354
3.50%, 10/1/2037	315,469	297,800
3.50%, 11/1/2037	746,222	704,425
3.50%, 2/1/2038	425,995	402,134
3.50%, 12/1/2038	61,218	57,624
3.50%, 6/1/2039	45,223	42,410
3.50%, 8/1/2039	1,585,656	1,503,043
3.50%, 9/1/2040	328,806	301,854
3.50%, 12/1/2040	74,588	68,909
3.50%, 1/1/2041	63,414	58,586
3.50%, 2/1/2042	85,927	79,394
3.50%, 5/1/2042	271,624	251,094
3.50%, 6/1/2042	129,378	119,600
3.50%, 7/1/2042	66,369	61,353
3.50%, 9/1/2042	262,947	243,068
3.50%, 10/1/2042	478,077	441,944
3.50%, 12/1/2042	787,873	728,309
3.50%, 1/1/2043	46,868	43,326
3.50%, 2/1/2043	654,564	606,445
3.50%, 4/1/2043	141,347	130,484
3.50%, 5/1/2043	188,842	174,429
3.50%, 6/1/2043	511,999	472,556
3.50%, 8/1/2043	1,213,084	1,121,941
3.50%, 10/1/2043	58,429	53,935
3.50%, 1/1/2044	40,960	37,809
3.50%, 5/1/2044	247,166	229,200
3.50%, 8/1/2044	86,860	80,285

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 9/1/2044	$127,373	$117,247
3.50%, 10/1/2044	89,014	81,718
3.50%, 11/1/2044	392,209	361,030
3.50%, 12/1/2044	1,075,764	987,586
3.50%, 1/1/2045	137,017	125,786
3.50%, 2/1/2045	5,025,383	4,647,776
3.50%, 3/1/2045	75,245	69,263
3.50%, 4/1/2045	157,595	144,224
3.50%, 5/1/2045	379,204	348,033
3.50%, 6/1/2045	283,893	259,806
3.50%, 7/1/2045	1,074,060	983,812
3.50%, 8/1/2045	2,762,271	2,543,251
3.50%, 9/1/2045	555,984	511,831
3.50%, 10/1/2045	218,966	200,387
3.50%, 11/1/2045	2,205,640	2,023,095
3.50%, 12/1/2045	1,992,119	1,823,098
3.50%, 1/1/2046	27,657	25,310
3.50%, 2/1/2046	812,875	743,135
3.50%, 3/1/2046	5,307,639	4,903,059
3.50%, 4/1/2046	858,034	783,216
3.50%, 5/1/2046	205,052	187,172
3.50%, 6/1/2046	257,885	235,576
3.50%, 7/1/2046	383,534	350,592
3.50%, 8/1/2046	2,994,989	2,754,141
3.50%, 10/1/2046	564,876	515,617
3.50%, 11/1/2046	150,528	137,404
3.50%, 12/1/2046	65,645	59,922
3.50%, 1/1/2047	2,652,921	2,446,434
3.50%, 2/1/2047	836,816	769,715
3.50%, 3/1/2047	307,687	280,344
3.50%, 4/1/2047	327,707	300,237
3.50%, 5/1/2047	14,090,860	12,870,208
3.50%, 6/1/2047	620,743	568,076
3.50%, 7/1/2047	3,733,799	3,451,596
3.50%, 8/1/2047	83,870	76,377
3.50%, 9/1/2047	863,416	784,724
3.50%, 10/1/2047	74,506	67,849
3.50%, 11/1/2047	3,892,512	3,560,125
3.50%, 12/1/2047	6,990,697	6,408,602
3.50%, 1/1/2048	9,425,138	8,606,101
3.50%, 2/1/2048	3,670,872	3,345,824
3.50%, 3/1/2048	6,026,977	5,470,622
3.50%, 4/1/2048	561,935	512,247
3.50%, 5/1/2048	1,080,979	989,422
3.50%, 6/1/2048	134,558	122,442
3.50%, 7/1/2048	9,407,844	8,605,333
3.50%, 8/1/2048	127,831	117,210
3.50%, 9/1/2048	19,065	17,348
3.50%, 11/1/2048	1,073,435	977,536
3.50%, 4/1/2049	3,025,875	2,757,947
3.50%, 6/1/2049	3,695,445	3,388,821
3.50%, 7/1/2049	1,242,380	1,125,077
3.50%, 8/1/2049	2,193,111	1,986,033
3.50%, 9/1/2049	4,033,295	3,688,264
3.50%, 10/1/2049	990,987	897,416
Security Description	Principal Amount	Value
3.50%, 11/1/2049	$537,721	$486,949
3.50%, 12/1/2049	243,910	222,534
3.50%, 1/1/2050	1,658,855	1,502,223
3.50%, 2/1/2050	566,114	512,661
3.50%, 3/1/2050	2,302,970	2,073,558
3.50%, 4/1/2050	9,354,954	8,482,209
3.50%, 5/1/2050	5,411,560	4,933,583
3.50%, 6/1/2050	824,704	746,708
3.50%, 7/1/2050	323,202	292,514
3.50%, 8/1/2050	1,115,283	1,009,169
3.50%, 11/1/2050	713,070	645,639
3.50%, 1/1/2051	1,688,625	1,529,182
3.50%, 6/1/2051	1,878,004	1,688,965
3.50%, 7/1/2051	4,760,999	4,311,455
3.50%, 8/1/2051	1,108,887	998,539
3.50%, 9/1/2051	4,528,757	4,095,274
3.50%, 4/1/2052	2,350,764	2,118,499
3.50%, 5/1/2052	6,792,027	6,103,584
3.50%, 6/1/2052	18,422,954	16,507,445
3.50%, 9/1/2052	2,823,514	2,528,635
3.50%, 12/1/2052	6,842,067	6,129,627
3.50%, 2/1/2053	4,861,180	4,390,393
4.00%, 5/1/2026	248,445	244,188
4.00%, 6/1/2026	87,615	86,458
4.00%, 8/1/2026	5,170	5,078
4.00%, 9/1/2027	25,527	24,998
4.00%, 5/1/2029	628,683	616,781
4.00%, 11/1/2033	26,918	26,249
4.00%, 1/1/2034	77,927	75,564
4.00%, 2/1/2034	56,515	55,101
4.00%, 8/1/2034	528,195	515,069
4.00%, 5/1/2037	51,749	49,796
4.00%, 1/1/2038	2,036,216	1,971,628
4.00%, 6/1/2038	1,441,761	1,396,222
4.00%, 9/1/2038	79,271	76,135
4.00%, 2/1/2039	342,239	328,699
4.00%, 12/1/2039	1,390,750	1,328,253
4.00%, 9/1/2040	437,312	417,539
4.00%, 10/1/2040	77,334	73,838
4.00%, 12/1/2040	67,363	64,317
4.00%, 2/1/2041	94,465	90,194
4.00%, 10/1/2041	354,698	338,286
4.00%, 12/1/2041	24,739	23,590
4.00%, 2/1/2042	189,074	180,269
4.00%, 4/1/2042	149,132	142,163
4.00%, 8/1/2042	1,470,161	1,391,228
4.00%, 12/1/2042	199,222	189,924
4.00%, 6/1/2043	2,017,336	1,909,025
4.00%, 9/1/2043	149,487	141,856
4.00%, 10/1/2043	224,079	212,638
4.00%, 12/1/2043	358,878	340,553
4.00%, 2/1/2044	50,740	48,149
4.00%, 4/1/2044	8,604,058	8,152,498
4.00%, 5/1/2044	191,561	180,418
4.00%, 6/1/2044	24,279	22,983

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 7/1/2044	$1,248,166	$1,184,259
4.00%, 8/1/2044	273,715	259,664
4.00%, 9/1/2044	14,309	13,545
4.00%, 10/1/2044	19,881	18,821
4.00%, 11/1/2044	340,786	322,599
4.00%, 12/1/2044	1,073,382	1,018,048
4.00%, 1/1/2045	121,827	115,326
4.00%, 3/1/2045	1,662,304	1,577,315
4.00%, 6/1/2045	1,276,035	1,207,673
4.00%, 7/1/2045	341,871	323,309
4.00%, 8/1/2045	265,695	252,124
4.00%, 9/1/2045	261,639	247,431
4.00%, 12/1/2045	1,375,913	1,301,790
4.00%, 2/1/2046	62,007	58,641
4.00%, 3/1/2046	6,784,046	6,468,964
4.00%, 4/1/2046	322,693	305,397
4.00%, 6/1/2046	101,810	96,330
4.00%, 7/1/2046	147,650	139,403
4.00%, 9/1/2046	1,790,898	1,707,150
4.00%, 10/1/2046	536,883	506,893
4.00%, 11/1/2046	2,718,793	2,590,307
4.00%, 12/1/2046	281,463	265,726
4.00%, 2/1/2047	157,568	149,134
4.00%, 3/1/2047	418,529	394,234
4.00%, 4/1/2047	8,898,558	8,410,879
4.00%, 5/1/2047	590,088	556,053
4.00%, 6/1/2047	1,901,838	1,791,049
4.00%, 7/1/2047	1,755,740	1,657,469
4.00%, 8/1/2047	1,309,759	1,236,295
4.00%, 9/1/2047	4,042,919	3,794,519
4.00%, 10/1/2047	3,700,906	3,485,326
4.00%, 11/1/2047	253,475	238,715
4.00%, 1/1/2048	4,594,049	4,326,447
4.00%, 2/1/2048	4,106,888	3,867,909
4.00%, 4/1/2048	68,657	64,727
4.00%, 5/1/2048	148,869	139,946
4.00%, 6/1/2048	1,827,575	1,718,034
4.00%, 7/1/2048	1,695,626	1,593,980
4.00%, 8/1/2048	1,997,864	1,884,497
4.00%, 9/1/2048	4,813,568	4,532,181
4.00%, 10/1/2048	7,868,597	7,431,077
4.00%, 11/1/2048	1,020,328	959,172
4.00%, 12/1/2048	2,515,897	2,367,611
4.00%, 1/1/2049	866,187	820,058
4.00%, 2/1/2049	199,898	188,365
4.00%, 3/1/2049	2,483,217	2,339,665
4.00%, 4/1/2049	188,921	178,429
4.00%, 5/1/2049	2,100,639	1,983,113
4.00%, 6/1/2049	5,487,012	5,176,481
4.00%, 7/1/2049	5,344,380	5,039,264
4.00%, 8/1/2049	25,073	23,543
4.00%, 9/1/2049	1,636,768	1,536,932
4.00%, 12/1/2049	1,794,181	1,687,525
4.00%, 1/1/2050	172,630	162,092
4.00%, 3/1/2050	595,595	558,560
Security Description	Principal Amount	Value
4.00%, 4/1/2050	$3,474,551	$3,258,778
4.00%, 6/1/2050	1,872,258	1,751,545
4.00%, 7/1/2050	392,022	367,279
4.00%, 8/1/2050	122,745	115,252
4.00%, 9/1/2050	623,736	585,660
4.00%, 10/1/2050	1,212,858	1,136,307
4.00%, 11/1/2050	153,868	144,475
4.00%, 12/1/2050	610,020	571,518
4.00%, 1/1/2051	920,399	864,212
4.00%, 2/1/2051	1,167,932	1,099,544
4.00%, 5/1/2051	370,448	348,606
4.00%, 8/1/2051	2,360,432	2,216,337
4.00%, 4/1/2052	1,064,828	992,864
4.00%, 5/1/2052	1,847,642	1,714,211
4.00%, 7/1/2052	873,715	818,973
4.00%, 8/1/2052	24,183,213	22,446,424
4.00%, 10/1/2052	17,148,927	15,877,848
4.00%, 4/1/2053	1,821,349	1,694,271
4.00%, 5/1/2053	8,447,925	7,821,411
4.50%, 11/1/2024	1,276	1,265
4.50%, 3/1/2029	123,535	121,808
4.50%, 4/1/2031	19,108	18,849
4.50%, 5/1/2038	2,087,006	2,053,595
4.50%, 6/1/2040	551,525	540,704
4.50%, 8/1/2040	1,071,017	1,049,986
4.50%, 9/1/2040	968,502	949,485
4.50%, 5/1/2041	58,006	56,867
4.50%, 9/1/2041	32,234	31,565
4.50%, 1/1/2042	74,897	73,343
4.50%, 10/1/2042	544,064	533,105
4.50%, 9/1/2043	142,889	139,971
4.50%, 10/1/2043	77,781	75,892
4.50%, 12/1/2043	459,842	449,133
4.50%, 3/1/2044	27,317	26,672
4.50%, 4/1/2044	11,319	11,044
4.50%, 5/1/2044	46,979	45,838
4.50%, 6/1/2044	1,216,614	1,187,929
4.50%, 8/1/2044	270,555	265,248
4.50%, 10/1/2044	64,377	62,860
4.50%, 12/1/2044	215,091	210,021
4.50%, 5/1/2045	220,704	215,248
4.50%, 10/1/2045	462,292	451,082
4.50%, 5/1/2046	330,355	320,863
4.50%, 7/1/2046	88,185	86,106
4.50%, 8/1/2046	118,809	116,008
4.50%, 3/1/2047	1,818,600	1,763,513
4.50%, 5/1/2047	1,440,195	1,411,916
4.50%, 7/1/2047	268,727	261,463
4.50%, 8/1/2047	889,812	862,828
4.50%, 9/1/2047	105,926	102,708
4.50%, 12/1/2047	107,818	104,543
4.50%, 1/1/2048	252,079	244,435
4.50%, 2/1/2048	2,914,315	2,825,931
4.50%, 5/1/2048	746,589	724,847
4.50%, 6/1/2048	85,197	82,325

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 7/1/2048	$252,892	$244,367
4.50%, 8/1/2048	532,084	514,611
4.50%, 9/1/2048	979,855	948,368
4.50%, 10/1/2048	3,355,437	3,242,996
4.50%, 11/1/2048	3,467,050	3,359,714
4.50%, 12/1/2048	91,600	88,513
4.50%, 2/1/2049	4,389,354	4,250,689
4.50%, 3/1/2049	885,230	857,865
4.50%, 4/1/2049	172,165	166,259
4.50%, 5/1/2049	1,639,528	1,586,005
4.50%, 6/1/2049	513,763	496,115
4.50%, 7/1/2049	256,168	247,812
4.50%, 8/1/2049	2,730,659	2,651,355
4.50%, 9/1/2049	1,739,020	1,679,303
4.50%, 11/1/2049	4,384,593	4,258,923
4.50%, 1/1/2050	233,158	225,301
4.50%, 2/1/2050	872,039	842,122
4.50%, 3/1/2050	4,166,748	4,032,254
4.50%, 4/1/2050	1,855,475	1,802,084
4.50%, 5/1/2050	849,728	820,576
4.50%, 6/1/2050	1,159,355	1,112,583
4.50%, 9/1/2050	2,100,129	2,029,362
4.50%, 10/1/2050	365,432	353,118
4.50%, 12/1/2050	139,127	134,354
4.50%, 6/1/2052	1,507,694	1,440,099
4.50%, 7/1/2052	4,699,818	4,485,362
4.50%, 8/1/2052	46,043,211	43,917,567
4.50%, 2/1/2053	6,220,592	5,926,650
4.50%, 3/1/2053	4,484,048	4,278,231
5.00%, 11/1/2038	382,383	381,584
5.00%, 6/1/2039	152,933	153,056
5.00%, 8/1/2039	200,348	200,737
5.00%, 6/1/2040	82,209	82,404
5.00%, 7/1/2040	41,677	41,778
5.00%, 9/1/2040	36,112	36,200
5.00%, 2/1/2041	27,162	27,227
5.00%, 6/1/2041	502,657	504,134
5.00%, 3/1/2042	73,882	74,060
5.00%, 7/1/2044	31,648	31,617
5.00%, 1/1/2045	16,403	16,400
5.00%, 5/1/2048	285,525	283,316
5.00%, 7/1/2048	136,142	135,090
5.00%, 8/1/2048	207,536	206,253
5.00%, 9/1/2048	416,346	412,834
5.00%, 10/1/2048	677,423	671,492
5.00%, 11/1/2048	426,433	423,135
5.00%, 1/1/2049	68,615	68,036
5.00%, 8/1/2049	674,178	668,967
5.00%, 10/1/2049	458,675	455,127
5.00%, 12/1/2049	5,920,437	5,874,672
5.00%, 3/1/2050	543,722	539,405
5.00%, 9/1/2052	1,752,065	1,715,191
5.00%, 10/1/2052	6,022,241	5,920,575
5.00%, 6/1/2053	24,936,743	24,319,604
5.00%, 8/1/2053	962,189	938,377
Security Description	Principal Amount	Value
5.00%, 9/1/2053	$5,400,008	$5,340,881
5.00%, 10/1/2053	16,559,504	16,150,619
5.50%, 1/1/2035	129,850	132,323
5.50%, 4/1/2036	61,825	63,226
5.50%, 11/1/2038	32,317	33,080
5.50%, 12/1/2038	13,466	13,764
5.50%, 12/1/2039	25,579	26,183
5.50%, 7/1/2041	53,325	54,530
5.50%, 4/1/2050	693,801	708,506
5.50%, 12/1/2052	3,112,426	3,122,668
5.50%, 1/1/2053	996,984	992,711
5.50%, 2/1/2053	17,214,104	17,177,261
5.50%, 5/1/2053	21,654,842	21,553,356
5.50%, 8/1/2053	730,792	734,879
5.50%, 9/1/2053	16,598,987	16,505,800
5.50%, 10/1/2053	27,565,348	27,408,733
6.00%, 1/1/2037	14,501	15,144
6.00%, 9/1/2037	18,422	19,239
6.00%, 9/1/2039	14,255	14,887
6.00%, 6/1/2040	35,582	37,161
6.00%, 10/1/2040	45,100	47,099
6.00%, 12/1/2052	1,788,161	1,822,906
6.00%, 1/1/2053	20,029,675	20,203,770
6.00%, 5/1/2053	6,078,894	6,141,263
6.00%, 7/1/2053	5,990,814	6,089,427
6.00%, 8/1/2053	6,170,103	6,234,890
6.00%, 9/1/2053	5,291,235	5,417,328
6.00%, 10/1/2053	8,207,541	8,278,863
6.00%, 2/1/2054	1,584,213	1,607,922
6.50%, 7/1/2053	4,945,908	5,048,142
6.50%, 10/1/2053	3,655,093	3,785,047
6.50%, 11/1/2053	4,701,605	4,798,790
6.50%, 12/1/2053	7,958,058	8,122,554
6.50%, 2/1/2054	1,984,659	2,047,720
7.00%, 11/1/2053	7,777,739	8,008,700
Government National Mortgage Association:
1.50%, 2/20/2051	1,116,546	881,323
1.50%, 7/20/2051	576,643	453,049
1.50%, 9/20/2051	831,788	654,099
1.50%, 10/20/2051	418,976	328,851
1.50%, 11/20/2051	421,416	330,897
2.00%, 7/20/2050	2,385,720	1,961,647
2.00%, 8/20/2050	7,814,369	6,423,633
2.00%, 9/20/2050	2,452,946	2,015,860
2.00%, 11/20/2050	5,718,140	4,696,755
2.00%, 12/20/2050	20,211,905	16,597,235
2.00%, 1/20/2051	24,380,952	20,015,411
2.00%, 2/20/2051	4,190,244	3,440,839
2.00%, 3/20/2051	18,199,960	14,932,033
2.00%, 4/20/2051	15,170,758	12,452,845
2.00%, 5/20/2051	15,786,483	12,955,817
2.00%, 6/20/2051	25,689,960	21,079,530
2.00%, 7/20/2051	2,807,149	2,302,932
2.00%, 8/20/2051	12,364,585	10,141,756

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
2.00%, 9/20/2051	$10,913,811	$8,950,104
2.00%, 10/20/2051	9,064,637	7,432,246
2.00%, 11/20/2051	10,414,472	8,537,386
2.00%, 12/20/2051	13,591,888	11,140,007
2.00%, 1/20/2052	26,952,965	22,086,668
2.00%, 3/20/2052	4,378,232	3,587,952
2.00%, 4/20/2052	3,345,953	2,741,666
2.00%, 5/20/2052	3,090,045	2,532,237
2.00%, 8/20/2052	1,086,462	891,676
2.50%, 1/20/2043	29,682	25,719
2.50%, 3/20/2043	184,088	159,466
2.50%, 8/20/2046	481,464	417,009
2.50%, 10/20/2046	102,014	88,357
2.50%, 12/20/2046	1,042,604	903,028
2.50%, 9/20/2048	5,138,337	4,450,454
2.50%, 12/20/2049	625,341	535,285
2.50%, 1/20/2050	687,052	587,896
2.50%, 2/20/2050	795,293	680,550
2.50%, 4/20/2050	655,857	560,825
2.50%, 6/20/2050	1,843,000	1,574,815
2.50%, 7/20/2050	2,147,513	1,834,351
2.50%, 8/20/2050	9,883,398	8,439,090
2.50%, 9/20/2050	11,200,830	9,560,532
2.50%, 10/20/2050	13,350,112	11,390,932
2.50%, 11/20/2050	1,069,297	912,043
2.50%, 12/20/2050	11,144,565	9,502,160
2.50%, 1/20/2051	17,923,144	15,295,304
2.50%, 2/20/2051	19,829,504	16,916,521
2.50%, 3/20/2051	10,365,082	8,813,700
2.50%, 4/20/2051	15,503,526	13,213,454
2.50%, 5/20/2051	6,520,317	5,563,300
2.50%, 6/20/2051	16,789,209	14,321,862
2.50%, 7/20/2051	12,801,448	10,917,766
2.50%, 8/20/2051	8,541,535	7,283,096
2.50%, 9/20/2051	7,629,874	6,504,335
2.50%, 10/20/2051	11,586,924	9,875,500
2.50%, 11/20/2051	6,996,108	5,961,463
2.50%, 12/20/2051	835,164	711,652
2.50%, 1/20/2052	14,894,588	12,689,080
2.50%, 2/20/2052	10,653,324	9,073,861
2.50%, 3/20/2052	1,553,629	1,323,200
2.50%, 4/20/2052	13,349,919	11,368,254
2.50%, 5/20/2052	5,269,429	4,487,234
2.50%, 6/20/2052	3,050,195	2,597,423
2.50%, 7/20/2052	3,174,466	2,703,248
2.50%, 8/20/2052	1,527,112	1,300,427
2.50%, 9/20/2052	653,672	556,641
2.50%, 12/20/2052	2,289,468	1,949,902
3.00%, 5/20/2032	112,033	106,573
3.00%, 5/15/2042	45,573	40,964
3.00%, 7/20/2042	87,020	78,295
3.00%, 8/20/2042	7,715,120	6,941,561
3.00%, 9/20/2042	133,215	119,858
3.00%, 12/20/2042	111,723	100,521
3.00%, 1/20/2043	166,573	149,872
Security Description	Principal Amount	Value
3.00%, 3/20/2043	$546,960	$491,916
3.00%, 4/20/2043	134,123	120,625
3.00%, 7/20/2043	2,584,782	2,324,660
3.00%, 8/20/2043	225,990	203,248
3.00%, 10/20/2043	530,724	477,315
3.00%, 1/20/2044	59,429	53,448
3.00%, 8/20/2044	692,825	623,102
3.00%, 11/20/2044	78,639	70,539
3.00%, 12/20/2044	158,196	141,901
3.00%, 2/15/2045	54,978	49,221
3.00%, 3/15/2045	31,139	27,869
3.00%, 3/20/2045	15,866	14,199
3.00%, 4/20/2045	4,645,694	4,157,697
3.00%, 5/20/2045	66,649	59,648
3.00%, 6/20/2045	5,774,170	5,167,635
3.00%, 7/20/2045	697,249	624,008
3.00%, 8/20/2045	31,168	27,894
3.00%, 9/20/2045	191,006	170,943
3.00%, 12/20/2045	79,736	71,360
3.00%, 1/20/2046	282,060	252,431
3.00%, 2/20/2046	3,456,498	3,102,474
3.00%, 5/20/2046	89,277	79,894
3.00%, 6/20/2046	2,792,084	2,498,645
3.00%, 7/20/2046	64,629	57,837
3.00%, 8/20/2046	6,242,203	5,586,168
3.00%, 9/20/2046	2,619,269	2,343,992
3.00%, 10/20/2046	2,040,550	1,829,069
3.00%, 12/20/2046	491,035	439,429
3.00%, 1/20/2047	2,083,605	1,864,625
3.00%, 2/20/2047	151,094	135,214
3.00%, 6/20/2047	40,517	36,228
3.00%, 7/20/2047	2,766,142	2,473,336
3.00%, 9/20/2047	52,296	46,760
3.00%, 10/20/2047	1,215,402	1,086,748
3.00%, 11/20/2047	2,655,714	2,374,597
3.00%, 12/20/2047	1,328,801	1,188,143
3.00%, 1/20/2048	506,261	452,671
3.00%, 2/20/2048	233,673	208,938
3.00%, 3/20/2048	290,360	259,625
3.00%, 4/20/2048	415,308	371,346
3.00%, 9/20/2048	212,362	189,883
3.00%, 12/20/2048	92,923	83,086
3.00%, 6/20/2049	76,451	68,359
3.00%, 8/20/2049	1,211,133	1,077,645
3.00%, 9/20/2049	1,934,422	1,722,836
3.00%, 11/20/2049	1,980,424	1,761,968
3.00%, 12/20/2049	1,137,600	1,011,062
3.00%, 1/20/2050	11,309,974	10,060,609
3.00%, 2/20/2050	3,130,313	2,780,533
3.00%, 3/20/2050	622,755	553,587
3.00%, 4/20/2050	9,119,403	8,095,259
3.00%, 5/20/2050	7,206,017	6,394,970
3.00%, 6/20/2050	8,932,493	7,924,920
3.00%, 7/20/2050	9,130,268	8,098,127
3.00%, 8/20/2050	4,173,491	3,700,661

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 9/20/2050	$1,410,904	$1,251,057
3.00%, 10/20/2050	1,093,573	969,678
3.00%, 12/20/2050	1,305,946	1,157,344
3.00%, 1/20/2051	1,863,190	1,650,720
3.00%, 2/20/2051	98,221	86,996
3.00%, 5/20/2051	5,319,230	4,701,754
3.00%, 6/20/2051	4,450,142	3,932,521
3.00%, 7/20/2051	3,226,541	2,847,434
3.00%, 8/20/2051	5,695,211	5,030,127
3.00%, 9/20/2051	987,407	871,869
3.00%, 12/20/2051	5,879,318	5,187,278
3.00%, 1/20/2052	2,037,629	1,797,312
3.00%, 3/20/2052	2,315,666	2,041,352
3.00%, 5/20/2052	7,123,286	6,279,460
3.00%, 6/20/2052	3,227,180	2,844,887
3.00%, 8/20/2052	5,447,583	4,802,262
3.00%, 9/20/2052	4,056,378	3,575,858
3.00%, 1/20/2053	1,921,881	1,694,215
3.00%, 3/20/2053	3,586,129	3,178,069
3.00%, 4/20/2053	1,593,122	1,414,603
3.00%, 9/20/2053	4,011,881	3,560,339
3.50%, 12/20/2041	1,449,452	1,350,010
3.50%, 2/15/2042	68,784	63,914
3.50%, 4/15/2042	24,430	22,700
3.50%, 4/20/2042	828,850	771,369
3.50%, 6/20/2042	180,432	167,919
3.50%, 9/20/2042	587,980	547,204
3.50%, 10/20/2042	729,986	679,362
3.50%, 11/20/2042	12,744	11,860
3.50%, 2/20/2043	483,514	449,852
3.50%, 3/20/2043	93,829	87,257
3.50%, 4/20/2043	98,103	91,232
3.50%, 5/20/2043	79,716	74,041
3.50%, 6/20/2043	770,637	715,779
3.50%, 7/20/2043	424,652	394,423
3.50%, 9/20/2043	92,849	86,239
3.50%, 10/20/2043	477,270	443,296
3.50%, 11/20/2043	426,615	396,246
3.50%, 1/20/2044	57,629	53,527
3.50%, 3/20/2044	654,536	607,942
3.50%, 4/20/2044	64,383	59,762
3.50%, 5/20/2044	71,178	66,070
3.50%, 6/20/2044	1,646,418	1,528,263
3.50%, 7/20/2044	33,664	31,248
3.50%, 8/20/2044	49,600	46,041
3.50%, 10/20/2044	1,348,882	1,252,079
3.50%, 11/20/2044	128,634	119,403
3.50%, 12/20/2044	13,607	12,631
3.50%, 1/20/2045	483,836	449,113
3.50%, 2/20/2045	587,883	545,694
3.50%, 3/20/2045	16,337	15,142
3.50%, 4/20/2045	1,552,247	1,438,619
3.50%, 5/20/2045	137,955	128,116
3.50%, 6/20/2045	29,322	27,176
3.50%, 7/20/2045	246,710	228,650
Security Description	Principal Amount	Value
3.50%, 8/20/2045	$151,681	$140,577
3.50%, 9/20/2045	77,646	71,962
3.50%, 10/20/2045	260,866	241,770
3.50%, 11/20/2045	677,555	627,956
3.50%, 12/20/2045	19,501	18,074
3.50%, 1/20/2046	3,414,790	3,164,820
3.50%, 2/20/2046	3,370,480	3,123,755
3.50%, 4/20/2046	1,629,656	1,504,335
3.50%, 5/20/2046	650,702	600,663
3.50%, 6/20/2046	403,978	372,912
3.50%, 7/20/2046	6,444,700	5,949,099
3.50%, 8/20/2046	255,360	235,723
3.50%, 9/20/2046	288,510	266,323
3.50%, 10/20/2046	324,872	299,889
3.50%, 11/20/2046	1,513,995	1,397,568
3.50%, 12/20/2046	974,634	899,684
3.50%, 1/20/2047	62,831	57,999
3.50%, 2/20/2047	699,614	645,814
3.50%, 3/20/2047	274,503	252,449
3.50%, 5/20/2047	209,659	192,815
3.50%, 6/20/2047	113,977	104,820
3.50%, 7/20/2047	137,933	126,852
3.50%, 8/20/2047	242,796	223,774
3.50%, 9/20/2047	1,823,639	1,677,127
3.50%, 10/20/2047	1,748,690	1,608,200
3.50%, 12/20/2047	953,298	876,710
3.50%, 1/20/2048	4,143,831	3,810,914
3.50%, 2/20/2048	785,470	722,914
3.50%, 4/20/2048	112,679	103,626
3.50%, 5/20/2048	945,674	869,698
3.50%, 6/20/2048	50,232	46,196
3.50%, 8/20/2048	36,042	33,136
3.50%, 10/20/2048	491,446	451,817
3.50%, 11/20/2048	594,672	546,719
3.50%, 2/20/2049	51,572	47,413
3.50%, 3/20/2049	119,391	109,763
3.50%, 6/20/2049	1,934,620	1,776,555
3.50%, 7/20/2049	628,782	577,408
3.50%, 8/20/2049	945,784	868,510
3.50%, 9/20/2049	1,847,778	1,696,808
3.50%, 10/20/2049	6,101,787	5,603,252
3.50%, 12/20/2049	1,905,781	1,750,073
3.50%, 1/20/2050	6,984,257	6,413,621
3.50%, 2/20/2050	5,964,603	5,477,276
3.50%, 3/20/2050	1,882,486	1,728,681
3.50%, 5/20/2050	1,393,157	1,279,331
3.50%, 6/20/2050	5,782,801	5,292,323
3.50%, 7/20/2050	1,590,351	1,460,414
3.50%, 11/20/2050	810,797	744,552
3.50%, 12/20/2050	3,455,599	3,163,774
3.50%, 1/20/2051	3,190,146	2,918,188
3.50%, 2/20/2051	1,222,418	1,122,543
3.50%, 5/20/2051	237,400	216,802
3.50%, 6/20/2051	2,882,376	2,632,288
3.50%, 7/20/2051	513,599	469,148

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 8/20/2051	$7,166,847	$6,531,021
3.50%, 9/20/2051	2,285,982	2,082,807
3.50%, 4/20/2052	1,582,401	1,439,612
3.50%, 6/20/2052	10,043,237	9,136,198
3.50%, 7/20/2052	4,263,376	3,877,676
3.50%, 9/20/2052	2,502,566	2,276,105
3.50%, 10/20/2052	5,965,757	5,425,906
3.50%, 12/20/2052	6,145,888	5,589,881
3.50%, 3/20/2053	281,791	257,280
3.50%, 7/20/2053	4,825,120	4,415,869
4.00%, 2/15/2040	4,293	4,121
4.00%, 4/15/2040	39,116	37,548
4.00%, 12/20/2040	2,874,399	2,758,350
4.00%, 11/20/2041	37,866	36,341
4.00%, 2/20/2042	40,684	39,045
4.00%, 5/20/2042	37,582	36,073
4.00%, 6/20/2042	613,699	589,057
4.00%, 8/20/2042	17,579	16,873
4.00%, 8/20/2043	40,784	39,086
4.00%, 11/20/2043	243,059	232,940
4.00%, 3/20/2044	41,402	39,543
4.00%, 5/20/2044	284,413	271,643
4.00%, 7/15/2044	49,277	47,042
4.00%, 7/20/2044	43,602	41,644
4.00%, 8/20/2044	105,094	100,376
4.00%, 12/20/2044	112,241	107,201
4.00%, 1/20/2045	39,688	37,906
4.00%, 2/20/2045	121,178	115,737
4.00%, 5/15/2045	13,120	12,465
4.00%, 6/15/2045	20,951	19,904
4.00%, 7/20/2045	137,759	131,420
4.00%, 8/20/2045	25,308	24,144
4.00%, 10/20/2045	49,541	47,262
4.00%, 11/20/2045	133,776	127,620
4.00%, 1/20/2046	31,954	30,483
4.00%, 4/20/2046	106,361	101,467
4.00%, 5/20/2046	230,776	220,156
4.00%, 1/20/2047	181,246	172,069
4.00%, 3/20/2047	110,845	105,233
4.00%, 4/20/2047	27,380	25,963
4.00%, 5/20/2047	67,683	64,181
4.00%, 6/20/2047	71,852	68,134
4.00%, 7/20/2047	1,467,219	1,391,293
4.00%, 8/20/2047	79,234	75,133
4.00%, 9/20/2047	383,878	364,013
4.00%, 11/20/2047	1,139,809	1,080,827
4.00%, 2/20/2048	2,229,388	2,114,022
4.00%, 3/20/2048	1,173,708	1,112,971
4.00%, 4/20/2048	2,874,370	2,722,412
4.00%, 5/20/2048	1,627,157	1,541,134
4.00%, 6/20/2048	2,664,170	2,523,324
4.00%, 8/20/2048	1,212,619	1,148,512
4.00%, 9/20/2048	132,987	125,957
4.00%, 10/20/2048	249,601	236,405
4.00%, 11/20/2048	177,812	168,412
Security Description	Principal Amount	Value
4.00%, 2/20/2049	$291,281	$275,882
4.00%, 3/20/2049	769,431	728,754
4.00%, 4/20/2049	251,777	238,299
4.00%, 5/20/2049	1,829,929	1,731,964
4.00%, 6/20/2049	2,386,196	2,258,450
4.00%, 7/20/2049	6,771,212	6,408,714
4.00%, 10/20/2049	632,765	598,889
4.00%, 11/20/2049	95,822	90,692
4.00%, 12/20/2049	505,119	478,077
4.00%, 1/20/2050	650,373	615,555
4.00%, 2/20/2050	326,256	308,790
4.00%, 3/20/2050	4,571,316	4,326,590
4.00%, 6/20/2050	3,847,312	3,641,345
4.00%, 7/20/2050	794,549	752,544
4.00%, 8/20/2050	523,373	495,354
4.00%, 11/20/2051	1,530,439	1,447,110
4.00%, 5/20/2052	518,265	485,554
4.00%, 6/20/2052	1,422,467	1,331,717
4.00%, 7/20/2052	475,119	444,444
4.00%, 9/20/2052	16,585,517	15,514,686
4.00%, 10/20/2052	16,380,066	15,322,500
4.00%, 11/20/2052	5,465,063	5,112,215
4.50%, 6/15/2039	7,325	7,231
4.50%, 4/15/2040	38,912	38,428
4.50%, 6/15/2040	21,746	21,476
4.50%, 9/20/2040	36,034	35,583
4.50%, 3/15/2041	20,767	20,508
4.50%, 4/20/2041	1,356,178	1,340,132
4.50%, 6/15/2041	8,625	8,513
4.50%, 7/15/2041	19,705	19,450
4.50%, 7/20/2041	69,886	69,060
4.50%, 12/20/2041	59,228	58,487
4.50%, 10/20/2043	14,971	14,701
4.50%, 12/20/2043	42,007	41,247
4.50%, 1/20/2044	34,518	33,894
4.50%, 4/20/2044	47,106	46,253
4.50%, 5/20/2045	23,680	23,219
4.50%, 6/20/2045	490,835	481,957
4.50%, 10/20/2045	33,121	32,476
4.50%, 11/20/2045	92,409	90,609
4.50%, 1/20/2046	1,790,405	1,755,535
4.50%, 2/20/2046	299,313	293,483
4.50%, 6/20/2046	70,634	69,356
4.50%, 7/20/2046	36,486	35,776
4.50%, 12/20/2046	165,850	162,850
4.50%, 3/20/2047	385,932	378,295
4.50%, 6/20/2047	382,832	374,116
4.50%, 8/20/2047	52,500	51,253
4.50%, 12/20/2047	28,815	28,024
4.50%, 1/20/2048	56,189	54,646
4.50%, 3/20/2048	560,532	545,135
4.50%, 4/20/2048	632,360	614,990
4.50%, 6/20/2048	342,709	333,219
4.50%, 7/20/2048	352,498	342,736
4.50%, 8/20/2048	744,075	723,469

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 9/20/2048	$1,076,470	$1,046,659
4.50%, 11/20/2048	57,912	56,309
4.50%, 12/20/2048	1,236,147	1,201,914
4.50%, 1/20/2049	2,873,776	2,794,192
4.50%, 2/20/2049	314,232	305,530
4.50%, 4/20/2049	155,114	150,819
4.50%, 5/20/2049	128,682	125,119
4.50%, 6/20/2049	2,898,370	2,818,105
4.50%, 7/20/2049	716,495	696,653
4.50%, 9/20/2049	276,909	269,240
4.50%, 2/20/2050	1,754,165	1,705,587
4.50%, 4/20/2050	2,666,307	2,592,516
4.50%, 5/20/2050	474,533	461,392
4.50%, 10/20/2050	2,329,483	2,265,495
4.50%, 12/20/2050	1,428,135	1,388,586
4.50%, 12/20/2051	661,593	643,271
4.50%, 5/20/2052	444,521	428,370
4.50%, 10/20/2052	4,534,561	4,357,014
4.50%, 12/20/2052	13,275,000	12,755,229
4.50%, 1/20/2053	17,042,333	16,375,055
4.50%, 2/20/2053	2,601,882	2,500,008
4.50%, 3/20/2053	4,840,856	4,651,317
4.50%, 6/20/2053	6,394,448	6,138,119
5.00%, 12/15/2038	12,744	12,855
5.00%, 5/15/2039	19,777	19,892
5.00%, 5/20/2041	412,024	414,733
5.00%, 11/20/2042	54,063	54,417
5.00%, 3/20/2043	12,534	12,622
5.00%, 4/20/2043	30,905	31,108
5.00%, 5/20/2043	10,606	10,676
5.00%, 8/20/2043	46,029	46,340
5.00%, 5/20/2044	27,136	27,319
5.00%, 6/20/2044	16,162	16,271
5.00%, 7/20/2044	39,865	40,135
5.00%, 12/20/2045	210,322	211,742
5.00%, 4/20/2048	20,355	20,369
5.00%, 5/20/2048	121,531	121,221
5.00%, 7/20/2048	41,234	41,128
5.00%, 10/20/2048	60,961	60,778
5.00%, 12/20/2048	147,034	146,593
5.00%, 1/20/2049	497,128	495,636
5.00%, 2/20/2049	401,055	399,852
5.00%, 4/20/2049	178,128	177,594
5.00%, 6/20/2049	1,141,208	1,137,784
5.00%, 7/20/2049	163,108	162,691
5.00%, 5/20/2050	452,836	453,563
5.00%, 6/20/2052	572,626	562,960
5.00%, 11/20/2052	10,504,879	10,327,548
5.00%, 12/20/2052	10,189,588	10,017,579
5.00%, 1/20/2053	6,428,090	6,319,578
5.00%, 5/20/2053	16,695,297	16,396,138
5.00%, 7/20/2053	22,975,427	22,563,736
5.50%, 9/15/2035	24,793	25,185
5.50%, 7/15/2038	7,451	7,637
5.50%, 3/15/2039	41,940	43,306
Security Description	Principal Amount	Value
5.50%, 2/20/2049	$41,677	$42,288
5.50%, 12/20/2052	11,144,260	11,128,881
5.50%, 5/20/2053	14,836,535	14,815,795
5.50%, 7/20/2053	4,296,406	4,290,400
5.50%, 8/20/2053	9,740,299	9,726,683
5.50%, 10/20/2053	10,645,780	10,630,898
6.00%, 8/15/2040	12,909	13,566
6.00%, 9/15/2040	23,404	24,725
6.00%, 1/20/2046	59,154	61,906
6.00%, 12/20/2052	4,630,629	4,667,231
6.00%, 1/20/2053	1,846,166	1,860,759
6.00%, 4/20/2053	886,018	893,270
6.00%, 8/20/2053	4,913,765	4,953,987
6.00%, 9/20/2053	11,777,545	11,873,950
6.50%, 1/20/2053	2,583,769	2,622,580
6.50%, 2/20/2053	386,358	392,162
6.50%, 7/20/2053	2,372,825	2,410,963
7.00%, 9/20/2053	2,207,855	2,255,256
Government National Mortgage Association, TBA:
6.50%, 4/20/2054	36,700,000	37,298,577
TBA, 2.00%, 4/20/2054	8,200,000	6,723,164
TBA, 2.50%, 4/20/2054	7,550,000	6,433,045
TBA, 3.00%, 4/20/2054	8,875,000	7,828,442
TBA, 3.50%, 4/20/2054	5,400,000	4,914,707
TBA, 4.00%, 4/20/2054	7,875,000	7,371,543
TBA, 4.50%, 4/20/2054	6,850,000	6,580,494
TBA, 5.00%, 4/20/2054	9,100,000	8,942,861
TBA, 5.50%, 4/20/2054	19,250,000	19,233,464
TBA, 6.00%, 4/20/2054	29,500,000	29,753,700
Uniform Mortgage-Backed Security, TBA:
5.00%, 4/1/2039	4,350,000	4,344,149
5.50%, 4/1/2039	4,575,000	4,608,626
7.00%, 4/1/2054	6,975,000	7,187,877
TBA, 2.00%, 4/1/2039	7,325,000	6,488,529
TBA, 2.00%, 4/1/2054	36,575,000	28,959,683
TBA, 2.50%, 4/1/2039	4,975,000	4,523,091
TBA, 2.50%, 4/1/2054	31,675,000	26,198,012
TBA, 3.00%, 4/1/2039	2,100,000	1,953,529
TBA, 3.00%, 4/1/2054	17,975,000	15,472,574
TBA, 3.50%, 4/1/2039	1,825,000	1,733,613
TBA, 3.50%, 4/1/2054	11,700,000	10,475,560
TBA, 4.00%, 4/1/2039	2,100,000	2,033,625
TBA, 4.00%, 4/1/2054	8,650,000	8,011,959
TBA, 4.50%, 4/1/2039	3,400,000	3,348,177
TBA, 4.50%, 4/1/2054	10,100,000	9,618,281
TBA, 5.00%, 4/1/2054	13,175,000	12,856,257
TBA, 5.50%, 4/1/2054	20,475,000	20,369,799
TBA, 6.00%, 4/1/2054	16,700,000	16,854,141
TBA, 6.50%, 4/1/2054	20,150,000	20,578,994
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $5,586,999,875)		4,983,641,493

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 7.2%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (a) (b) (Cost $360,958,360)	360,846,678	$360,954,932
TOTAL INVESTMENTS — 106.4% (Cost $5,947,958,235)		5,344,596,425
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.4)%		(322,999,754)
NET ASSETS — 100.0%		$5,021,596,671
(a)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(b)	The rate shown is the annualized seven-day yield at March 31, 2024.
TBA	To Be Announced
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Government Agency Obligations	$—	$4,983,641,493	$—	$4,983,641,493
Short-Term Investment	360,954,932	—	—	360,954,932
TOTAL INVESTMENTS	$360,954,932	$4,983,641,493	$—	$5,344,596,425

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	267,420,369	$267,473,853	$886,952,475	$793,485,839	$17,873	$(3,430)	360,846,678	$360,954,932	$9,786,125
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.4%
ADVERTISING — 0.1%
Omnicom Group, Inc./Omnicom Capital, Inc. 3.60%, 4/15/2026 (a)	$5,275,000	$5,124,557
AEROSPACE & DEFENSE — 1.6%
Boeing Co.:
2.20%, 2/4/2026	29,194,000	27,338,137
2.25%, 6/15/2026 (a)	5,120,000	4,755,046
2.60%, 10/30/2025 (a)	1,456,000	1,385,864
2.70%, 2/1/2027	5,501,000	5,067,521
2.75%, 2/1/2026 (a)	8,347,000	7,915,711
3.10%, 5/1/2026	4,213,000	4,000,665
4.88%, 5/1/2025	15,374,000	15,203,502
General Dynamics Corp.:
1.15%, 6/1/2026	4,405,000	4,059,384
2.13%, 8/15/2026	194,000	181,883
3.25%, 4/1/2025	3,983,000	3,906,208
3.50%, 5/15/2025 (a)	3,662,000	3,598,318
Hexcel Corp.:
4.20%, 2/15/2027	3,500,000	3,338,265
4.95%, 8/15/2025 (a)	1,748,000	1,733,177
Howmet Aerospace, Inc.:
5.90%, 2/1/2027	1,250,000	1,268,400
6.88%, 5/1/2025	2,000	2,022
L3Harris Technologies, Inc.:
3.83%, 4/27/2025	2,537,000	2,494,835
3.85%, 12/15/2026 (a)	4,096,000	3,963,126
5.40%, 1/15/2027	4,201,000	4,229,987
Lockheed Martin Corp. 3.55%, 1/15/2026	6,124,000	5,978,065
Northrop Grumman Corp. 3.20%, 2/1/2027 (a)	1,550,000	1,482,249
RTX Corp.:
2.65%, 11/1/2026	5,807,000	5,475,943
3.50%, 3/15/2027	5,800,000	5,572,988
3.95%, 8/16/2025	5,283,000	5,196,412
5.00%, 2/27/2026	1,225,000	1,222,868
5.75%, 11/8/2026	5,960,000	6,054,168
		125,424,744
AGRICULTURE — 1.1%
Altria Group, Inc.:
2.35%, 5/6/2025	3,760,000	3,638,514
2.63%, 9/16/2026	3,920,000	3,692,993
4.40%, 2/14/2026	3,750,000	3,694,388
Archer-Daniels-Midland Co. 2.50%, 8/11/2026 (a)	7,243,000	6,849,198
BAT Capital Corp. 3.22%, 9/6/2026	8,330,000	7,929,910
BAT International Finance PLC 1.67%, 3/25/2026	14,638,000	13,631,491
Bunge Ltd. Finance Corp.:
1.63%, 8/17/2025	3,798,000	3,599,820
3.25%, 8/15/2026	5,206,000	4,976,988
Security Description	Principal Amount	Value
Philip Morris International, Inc.:
0.88%, 5/1/2026	$6,301,000	$5,785,830
2.75%, 2/25/2026 (a)	4,188,000	4,014,240
3.38%, 8/11/2025 (a)	3,605,000	3,520,715
4.75%, 2/12/2027 (a)	9,197,000	9,140,530
4.88%, 2/13/2026 (a)	11,932,000	11,893,818
5.00%, 11/17/2025	3,750,000	3,742,763
		86,111,198
AIRLINES — 0.1%
Southwest Airlines Co. 5.25%, 5/4/2025	4,181,000	4,164,527
United Airlines Pass-Through Trust:
Series 2014-2, Class A, 3.75%, 3/3/2028	886,075	851,129
Series 2014-1, Class A, 4.00%, 10/11/2027	2,166,442	2,092,869
Series 2013-1, Class A, 4.30%, 2/15/2027	1,873,958	1,833,537
Series 2020-1, Class B, 4.88%, 7/15/2027	447,024	439,080
		9,381,142
APPAREL — 0.7%
NIKE, Inc.:
2.38%, 11/1/2026	12,277,000	11,567,512
2.75%, 3/27/2027	1,900,000	1,799,680
PVH Corp. 4.63%, 7/10/2025	9,478,000	9,354,976
Ralph Lauren Corp. 3.75%, 9/15/2025	7,955,000	7,783,252
Tapestry, Inc.:
4.25%, 4/1/2025	2,169,000	2,135,402
7.00%, 11/27/2026	5,699,000	5,872,648
7.05%, 11/27/2025	2,686,000	2,741,842
VF Corp. 2.40%, 4/23/2025 (a)	9,948,000	9,578,332
		50,833,644
AUTO MANUFACTURERS — 4.2%
American Honda Finance Corp.:
Series MTN, 1.00%, 9/10/2025	4,025,000	3,791,912
Series MTN, 1.20%, 7/8/2025	4,386,000	4,168,060
Series MTN, 1.30%, 9/9/2026	5,607,000	5,136,685
Series GMTN, 2.30%, 9/9/2026	3,834,000	3,599,781
Series MTN, 2.35%, 1/8/2027	2,119,000	1,981,837
Series A, 4.60%, 4/17/2025	3,813,000	3,785,852
4.75%, 1/12/2026	3,862,000	3,837,824
4.90%, 3/12/2027 (a)	4,000,000	3,993,360
Series GMTN, 4.95%, 1/9/2026 (a)	3,884,000	3,874,484

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 5/23/2025	$3,489,000	$3,475,847
Series GMTN, 5.25%, 7/7/2026	8,341,000	8,391,463
Series GMTN, 5.80%, 10/3/2025	7,007,000	7,076,019
Cummins, Inc. 0.75%, 9/1/2025 (a)	1,263,000	1,189,872
Ford Motor Co. 4.35%, 12/8/2026	12,004,000	11,692,136
Ford Motor Credit Co. LLC:
2.70%, 8/10/2026	28,212,000	26,309,665
3.38%, 11/13/2025	28,212,000	27,149,254
4.13%, 8/4/2025	700,000	684,432
4.27%, 1/9/2027	3,219,000	3,096,066
Series GMTN, 4.39%, 1/8/2026	100,000	97,547
4.54%, 8/1/2026	690,000	669,914
5.80%, 3/5/2027	5,873,000	5,894,143
6.95%, 3/6/2026	100,000	101,929
6.95%, 6/10/2026	100,000	102,157
General Motors Co. 6.13%, 10/1/2025 (a)	9,483,000	9,565,218
General Motors Financial Co., Inc.:
1.25%, 1/8/2026	6,115,000	5,693,065
1.50%, 6/10/2026	16,370,000	15,064,165
2.35%, 2/26/2027 (a)	5,505,000	5,081,445
2.75%, 6/20/2025	9,639,000	9,317,732
3.50%, 11/7/2024	500	493
3.80%, 4/7/2025	3,718,000	3,649,812
4.30%, 7/13/2025 (a)	4,959,000	4,882,136
4.35%, 4/9/2025	3,571,000	3,527,041
4.35%, 1/17/2027 (a)	4,205,000	4,106,855
5.25%, 3/1/2026	7,406,000	7,387,263
5.40%, 4/6/2026	9,538,000	9,545,917
6.05%, 10/10/2025	10,550,000	10,630,391
Honda Motor Co. Ltd. 2.53%, 3/10/2027	6,100,000	5,721,678
PACCAR Financial Corp.:
Series MTN, 1.10%, 5/11/2026	510,000	471,745
Series MTN, 3.55%, 8/11/2025	3,134,000	3,071,351
Series MTN, 4.45%, 3/30/2026	3,523,000	3,497,176
Series MTN, 4.95%, 10/3/2025	500,000	499,125
Series MTN, 5.05%, 8/10/2026 (a)	6,132,000	6,153,769
Series DMTN, 5.20%, 11/9/2026 (a)	2,660,000	2,683,355
Toyota Motor Corp.:
1.34%, 3/25/2026 (a)	5,568,000	5,193,496
5.28%, 7/13/2026 (a)	4,609,000	4,638,728
Security Description	Principal Amount	Value
Toyota Motor Credit Corp.:
Series MTN, 0.80%, 10/16/2025	$3,604,300	$3,379,536
Series MTN, 0.80%, 1/9/2026 (a)	4,056,000	3,773,986
Series MTN, 1.13%, 6/18/2026	8,562,000	7,883,804
Series MTN, 1.80%, 2/13/2025	700	679
Series MTN, 1.90%, 1/13/2027	2,960,000	2,732,998
Series MTN, 3.00%, 4/1/2025	800	784
Series MTN, 3.05%, 3/22/2027	1,200,000	1,141,620
Series MTN, 3.20%, 1/11/2027 (a)	3,432,000	3,283,806
Series MTN, 3.40%, 4/14/2025	3,722,000	3,652,026
Series MTN, 3.65%, 8/18/2025	3,888,000	3,814,167
4.45%, 5/18/2026	8,734,000	8,650,852
Series MTN, 4.80%, 1/5/2026	5,570,000	5,552,343
Series B, 5.00%, 3/19/2027 (a)	3,340,000	3,350,554
Series MTN, 5.00%, 8/14/2026	7,784,000	7,794,664
5.40%, 11/10/2025	3,863,000	3,883,590
5.40%, 11/20/2026 (a)	8,170,000	8,266,406
5.60%, 9/11/2025 (a)	3,776,000	3,803,376
		321,447,386
AUTO PARTS & EQUIPMENT — 0.1%
Magna International, Inc. 4.15%, 10/1/2025	10,932,000	10,761,024
BANKS — 35.5%
Australia & New Zealand Banking Group Ltd.:
Series MTN, 3.70%, 11/16/2025 (a)	3,859,000	3,776,880
4.75%, 1/18/2027 (a)	7,060,000	7,052,375
5.00%, 3/18/2026	8,305,000	8,299,934
5.09%, 12/8/2025	5,046,000	5,047,615
5.38%, 7/3/2025	3,638,000	3,647,932
Series 3A2, 5.67%, 10/3/2025	4,266,000	4,302,346
Banco Bilbao Vizcaya Argentaria SA:
1.13%, 9/18/2025	3,987,000	3,745,786
1 yr. CMT + 2.30%, 5.86%, 9/14/2026 (b)	7,873,000	7,886,227
Banco Santander SA:
1 yr. CMT + 0.90%, 1.72%, 9/14/2027 (b)	5,552,000	5,064,701
1.85%, 3/25/2026	8,854,000	8,272,204
2.75%, 5/28/2025	6,590,000	6,370,026

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
1 yr. CMT + 2.00%, 4.18%, 3/24/2028 (b)	$600,000	$578,568
5.15%, 8/18/2025	17,035,000	16,914,563
5.18%, 11/19/2025	7,035,000	6,958,881
1 yr. CMT + 1.25%, 5.55%, 3/14/2028 (b)	4,555,000	4,557,004
1 yr. CMT + 1.65%, 6.53%, 11/7/2027 (b)	4,742,000	4,867,047
Bank of America Corp.:
Series MTN, SOFR + 1.01%, 1.20%, 10/24/2026 (b)	15,536,500	14,545,737
Series MTN, SOFR + 1.15%, 1.32%, 6/19/2026 (b)	28,822,000	27,395,887
Series N, SOFR + 0.91%, 1.66%, 3/11/2027 (b)	11,474,000	10,687,343
SOFR + 0.96%, 1.73%, 7/22/2027 (b)	27,569,000	25,426,337
Series MTN, SOFR + 1.05%, 2.55%, 2/4/2028 (a) (b)	4,250,000	3,949,695
Series MTN, SOFR + 1.33%, 3.38%, 4/2/2026 (b)	14,803,000	14,478,518
Series GMTN, 3.50%, 4/19/2026	10,166,000	9,856,547
Series MTN, 3 mo. USD Term SOFR + 1.32%, 3.56%, 4/23/2027 (b)	14,165,000	13,669,650
Series MTN, 3 mo. USD Term SOFR + 1.84%, 3.82%, 1/20/2028 (b)	8,926,000	8,596,720
Series L, 3.95%, 4/21/2025	10,136,000	9,969,263
Series L, 4.18%, 11/25/2027	18,552,000	17,990,802
Series MTN, 4.25%, 10/22/2026	8,813,000	8,624,842
Series MTN, 4.45%, 3/3/2026	22,801,000	22,470,842
Series MTN, SOFR + 1.75%, 4.83%, 7/22/2026 (b)	10,216,000	10,124,567
SOFR + 1.29%, 5.08%, 1/20/2027 (b)	19,017,000	18,928,951
SOFR + 1.34%, 5.93%, 9/15/2027 (a) (b)	11,464,000	11,619,566
6.22%, 9/15/2026	1,741,000	1,775,402
Bank of America NA 5.53%, 8/18/2026 (a)	11,451,000	11,567,571
Bank of Montreal:
Series MTN, SOFR + 0.60%, 0.95%, 1/22/2027 (b)	3,520,000	3,264,096
Series MTN, 1.25%, 9/15/2026	8,342,000	7,611,324
Series MTN, 1.85%, 5/1/2025	6,295,000	6,063,218
Series MTN, 2.65%, 3/8/2027	4,150,000	3,891,040
Series MTN, 3.70%, 6/7/2025	4,461,000	4,377,044
5.27%, 12/11/2026 (a)	8,313,000	8,348,580
5.30%, 6/5/2026	12,725,000	12,760,630
Security Description	Principal Amount	Value
5.92%, 9/25/2025	$4,685,000	$4,733,209
Bank of New York Mellon SOFR + 1.07%, 5.15%, 5/22/2026 (a) (b)	4,118,000	4,116,888
Bank of New York Mellon Corp.:
Series MTN, 0.75%, 1/28/2026	4,905,000	4,536,046
Series MTN, 1.05%, 10/15/2026 (a)	3,129,000	2,841,038
Series MTN, 1.60%, 4/24/2025	3,822,000	3,677,949
Series MTN, 2.05%, 1/26/2027	3,319,000	3,075,883
Series MTN, 2.45%, 8/17/2026 (a)	3,846,000	3,630,201
Series MTN, 2.80%, 5/4/2026	2,177,000	2,080,798
Series MTN, 3 mo. USD Term SOFR + 1.33%, 3.44%, 2/7/2028 (b)	3,000,000	2,876,940
Series MTN, 3.95%, 11/18/2025	1,991,000	1,951,618
SOFR + 1.35%, 4.41%, 7/24/2026 (b)	8,971,000	8,862,451
SOFR + 1.03%, 4.95%, 4/26/2027 (b)	7,293,000	7,263,463
Bank of Nova Scotia:
1.05%, 3/2/2026 (a)	8,620,000	7,976,086
1.30%, 6/11/2025	5,096,000	4,859,597
1.30%, 9/15/2026	3,774,000	3,446,341
1.35%, 6/24/2026 (a)	3,712,000	3,421,165
1.95%, 2/2/2027	1,900,000	1,749,387
2.70%, 8/3/2026	3,742,000	3,541,466
2.95%, 3/11/2027	9,000,000	8,497,800
Series MTN, 3.45%, 4/11/2025	5,971,000	5,851,998
4.50%, 12/16/2025	10,740,000	10,563,971
4.75%, 2/2/2026	4,301,000	4,270,979
5.35%, 12/7/2026	13,368,000	13,434,706
5.45%, 6/12/2025	5,494,000	5,498,560
BankUnited, Inc. 4.88%, 11/17/2025 (a)	6,321,000	6,155,327
Barclays PLC:
1 yr. CMT + 1.05%, 2.28%, 11/24/2027 (b)	14,564,000	13,394,948
SOFR + 2.71%, 2.85%, 5/7/2026 (b)	8,464,000	8,205,086
4.34%, 1/10/2028	4,738,000	4,570,749
4.38%, 1/12/2026	10,071,000	9,882,874
5.20%, 5/12/2026	20,812,000	20,598,053
1 yr. CMT + 2.30%, 5.30%, 8/9/2026 (b)	3,054,000	3,039,035
SOFR + 1.49%, 5.67%, 3/12/2028 (a) (b)	3,930,000	3,943,558
SOFR + 2.21%, 5.83%, 5/9/2027 (b)	11,154,000	11,181,662

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.88%, 6.50%, 9/13/2027 (b)	$7,369,000	$7,519,991
1 yr. CMT + 3.05%, 7.33%, 11/2/2026 (b)	6,422,000	6,577,412
BPCE SA Series MTN, 3.38%, 12/2/2026	500,000	480,660
Canadian Imperial Bank of Commerce:
0.95%, 10/23/2025 (a)	3,252,000	3,053,010
1.25%, 6/22/2026 (a)	4,261,000	3,922,591
3.30%, 4/7/2025 (a)	4,369,000	4,275,853
3.95%, 8/4/2025	5,851,000	5,747,905
5.14%, 4/28/2025 (a)	4,875,000	4,860,911
5.62%, 7/17/2026	3,532,000	3,563,929
5.93%, 10/2/2026 (a)	5,374,000	5,476,805
Citibank NA:
5.49%, 12/4/2026	23,066,000	23,315,805
5.86%, 9/29/2025	665,000	671,264
Citigroup, Inc.:
SOFR + 0.77%, 1.12%, 1/28/2027 (b)	20,109,000	18,601,629
SOFR + 0.77%, 1.46%, 6/9/2027 (b)	15,064,000	13,832,669
SOFR + 1.28%, 3.07%, 2/24/2028 (b)	200,000	188,152
SOFR + 2.84%, 3.11%, 4/8/2026 (a) (b)	24,575,000	23,958,905
3.20%, 10/21/2026	4,599,000	4,380,272
3.30%, 4/27/2025	3,494,000	3,418,879
3.40%, 5/1/2026	16,660,000	16,045,246
3.70%, 1/12/2026 (a)	12,754,000	12,420,483
3 mo. USD Term SOFR + 1.82%, 3.89%, 1/10/2028 (b)	9,927,000	9,570,720
4.30%, 11/20/2026	450,000	438,867
4.40%, 6/10/2025	11,088,000	10,934,320
4.60%, 3/9/2026	15,315,000	15,077,924
5.50%, 9/13/2025	5,205,000	5,204,323
SOFR + 1.55%, 5.61%, 9/29/2026 (a) (b)	18,120,000	18,150,623
Citizens Bank NA:
2.25%, 4/28/2025	4,836,000	4,652,667
3.75%, 2/18/2026	5,455,000	5,269,857
Citizens Financial Group, Inc.:
2.85%, 7/27/2026 (a)	135,000	126,738
4.30%, 12/3/2025	4,229,000	4,130,464
Comerica Bank 4.00%, 7/27/2025 (a)	1,906,000	1,851,755
Commonwealth Bank of Australia:
5.32%, 3/13/2026 (a)	5,134,000	5,166,550
5.50%, 9/12/2025 (a)	3,917,000	3,938,269
Cooperatieve Rabobank UA:
3.75%, 7/21/2026	8,952,000	8,603,499
4.38%, 8/4/2025	13,251,000	13,022,685
Security Description	Principal Amount	Value
4.85%, 1/9/2026 (a)	$3,609,000	$3,600,844
5.04%, 3/5/2027	14,150,000	14,194,148
5.50%, 10/5/2026 (a)	3,795,000	3,838,301
Series MTN, 5.50%, 7/18/2025	4,363,000	4,379,099
Credit Suisse AG:
1.25%, 8/7/2026	3,846,000	3,505,283
2.95%, 4/9/2025	6,563,000	6,388,162
Deutsche Bank AG:
1.69%, 3/19/2026	500,000	467,985
SOFR + 1.87%, 2.13%, 11/24/2026 (b)	20,457,000	19,301,179
SOFR + 1.22%, 2.31%, 11/16/2027 (b)	15,464,000	14,128,374
SOFR + 1.32%, 2.55%, 1/7/2028 (b)	5,188,000	4,762,740
4.10%, 1/13/2026	3,154,000	3,080,994
4.16%, 5/13/2025	3,838,000	3,782,042
4.50%, 4/1/2025 (a)	2,069,000	2,035,172
SOFR + 1.59%, 5.71%, 2/8/2028 (a) (b)	3,464,000	3,460,917
SOFR + 3.19%, 6.12%, 7/14/2026 (b)	6,087,000	6,110,678
SOFR + 2.52%, 7.15%, 7/13/2027 (b)	5,905,000	6,069,218
Discover Bank:
3.45%, 7/27/2026	6,103,000	5,810,910
4.25%, 3/13/2026	2,101,000	2,046,080
Fifth Third Bancorp SOFR + 0.69%, 1.71%, 11/1/2027 (a) (b)	2,069,000	1,881,197
Fifth Third Bank NA:
2.25%, 2/1/2027	2,256,000	2,085,852
3.85%, 3/15/2026	6,083,000	5,865,594
3.95%, 7/28/2025	837,000	820,134
First Horizon Corp. 4.00%, 5/26/2025 (a)	1,155,000	1,125,282
FNB Corp. 5.15%, 8/25/2025	5,110,000	5,033,299
Goldman Sachs Bank USA SOFR + 0.78%, 5.28%, 3/18/2027 (a) (b)	35,950,000	35,920,161
Goldman Sachs Group, Inc.:
SOFR + 0.79%, 1.09%, 12/9/2026 (b)	18,104,000	16,811,736
SOFR + 0.80%, 1.43%, 3/9/2027 (b)	13,289,000	12,306,544
SOFR + 0.82%, 1.54%, 9/10/2027 (b)	10,257,000	9,370,487
SOFR + 0.91%, 1.95%, 10/21/2027 (b)	550,000	505,632
SOFR + 1.11%, 2.64%, 2/24/2028 (b)	14,200,000	13,223,324
3.50%, 1/23/2025	12,203,000	12,009,460
3.50%, 4/1/2025	22,212,000	21,797,746
3.50%, 11/16/2026	12,417,000	11,898,839

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.85%, 3.62%, 3/15/2028 (b)	$4,050,000	$3,873,946
3.75%, 5/22/2025	15,664,000	15,373,433
3.75%, 2/25/2026	15,662,000	15,293,786
3.85%, 1/26/2027	2,594,000	2,514,883
4.25%, 10/21/2025 (a)	6,641,000	6,522,060
SOFR + 1.51%, 4.39%, 6/15/2027 (b)	700,000	686,518
5.70%, 11/1/2024 (a)	6,412,000	6,413,795
SOFR + 1.08%, 5.80%, 8/10/2026 (b)	6,723,000	6,746,665
SOFR + 0.49%, 5.84%, 10/21/2024 (b)	13,092,000	13,097,760
5.95%, 1/15/2027 (a)	3,928,000	4,010,606
HSBC Holdings PLC:
SOFR + 1.29%, 1.59%, 5/24/2027 (b)	11,034,000	10,152,825
SOFR + 1.54%, 1.65%, 4/18/2026 (b)	16,877,000	16,170,529
SOFR + 1.93%, 2.10%, 6/4/2026 (b)	22,769,000	21,835,699
SOFR + 1.10%, 2.25%, 11/22/2027 (b)	13,014,000	11,996,565
3.90%, 5/25/2026	10,964,000	10,673,015
3 mo. USD Term SOFR + 1.81%, 4.04%, 3/13/2028 (b)	3,650,000	3,518,053
4.25%, 8/18/2025	800,000	784,040
3 mo. USD Term SOFR + 1.61%, 4.29%, 9/12/2026 (b)	19,803,000	19,438,625
4.30%, 3/8/2026	14,502,000	14,236,758
4.38%, 11/23/2026 (a)	3,639,000	3,557,086
SOFR + 1.57%, 5.89%, 8/14/2027 (b)	12,553,000	12,659,575
SOFR + 3.03%, 7.34%, 11/3/2026 (b)	11,807,000	12,153,890
HSBC USA, Inc. 5.29%, 3/4/2027	18,981,000	19,094,886
Huntington Bancshares, Inc. 4.00%, 5/15/2025	2,853,000	2,801,389
ING Groep NV:
SOFR + 1.01%, 1.73%, 4/1/2027 (b)	5,687,000	5,279,299
3.55%, 4/9/2024	600	600
3.95%, 3/29/2027	15,800,000	15,258,376
SOFR + 1.83%, 4.02%, 3/28/2028 (b)	750,000	722,738
SOFR + 1.56%, 6.08%, 9/11/2027 (b)	3,923,000	3,973,254
JPMorgan Chase & Co.:
3 mo. USD Term SOFR + 0.70%, 1.04%, 2/4/2027 (b)	8,073,000	7,467,525
SOFR + 0.80%, 1.05%, 11/19/2026 (b)	17,981,000	16,772,317
Security Description	Principal Amount	Value
SOFR + 0.77%, 1.47%, 9/22/2027 (b)	$8,303,000	$7,574,495
SOFR + 0.89%, 1.58%, 4/22/2027 (b)	17,492,000	16,221,381
SOFR + 1.85%, 2.08%, 4/22/2026 (b)	21,783,000	20,996,634
2.95%, 10/1/2026 (a)	5,899,000	5,623,163
SOFR + 1.17%, 2.95%, 2/24/2028 (b)	5,000	4,698
3.20%, 6/15/2026	4,858,000	4,674,659
3.30%, 4/1/2026 (a)	10,712,000	10,372,751
3 mo. USD Term SOFR + 1.60%, 3.78%, 2/1/2028 (b)	11,900,000	11,460,652
3.90%, 7/15/2025	9,892,000	9,733,233
3 mo. USD Term SOFR + 1.51%, 3.96%, 1/29/2027 (b)	13,642,000	13,322,914
SOFR + 1.32%, 4.08%, 4/26/2026 (a) (b)	12,958,000	12,759,872
4.13%, 12/15/2026	17,333,000	16,900,368
SOFR + 1.19%, 5.04%, 1/23/2028 (b)	11,040,000	11,001,139
SOFR + 1.07%, 5.55%, 12/15/2025 (b)	12,143,000	12,132,314
SOFR + 1.33%, 6.07%, 10/22/2027 (b)	8,779,000	8,956,863
7.63%, 10/15/2026 (a)	1,000,000	1,060,240
7.75%, 7/15/2025	3,204,000	3,311,430
JPMorgan Chase Bank NA 5.11%, 12/8/2026 (a)	31,202,000	31,287,181
KeyBank NA:
3.30%, 6/1/2025 (a)	1,572,000	1,521,539
3.40%, 5/20/2026 (a)	5,301,000	4,988,718
4.15%, 8/8/2025 (a)	12,313,000	11,971,437
4.70%, 1/26/2026 (a)	4,741,000	4,631,246
Lloyds Banking Group PLC:
1 yr. CMT + 0.85%, 1.63%, 5/11/2027 (b)	5,134,000	4,727,285
3.75%, 1/11/2027 (a)	5,679,000	5,460,870
1 yr. CMT + 1.80%, 3.75%, 3/18/2028 (b)	900,000	861,840
4.58%, 12/10/2025	15,402,000	15,099,967
4.65%, 3/24/2026	7,685,000	7,537,217
1 yr. CMT + 1.75%, 4.72%, 8/11/2026 (b)	7,552,000	7,460,923
1 yr. CMT + 1.38%, 5.46%, 1/5/2028 (b)	8,057,000	8,057,483
1 yr. CMT + 1.48%, 5.99%, 8/7/2027 (a) (b)	5,442,000	5,492,393
Manufacturers & Traders Trust Co.:
4.65%, 1/27/2026 (a)	10,638,000	10,405,879
5.40%, 11/21/2025	4,662,000	4,620,648
Mitsubishi UFJ Financial Group, Inc.:
1.41%, 7/17/2025	11,621,000	11,052,617

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
1 yr. CMT + 0.75%, 1.54%, 7/20/2027 (b)	$9,663,000	$8,899,720
1 yr. CMT + 0.67%, 1.64%, 10/13/2027 (b)	4,952,000	4,531,526
1 yr. CMT + 0.83%, 2.34%, 1/19/2028 (b)	7,688,000	7,124,623
2.76%, 9/13/2026	4,514,000	4,267,897
3.68%, 2/22/2027	3,750,000	3,627,113
1 yr. CMT + 1.13%, 3.84%, 4/17/2026 (b)	2,521,000	2,476,807
3.85%, 3/1/2026	11,311,000	11,045,305
1 yr. CMT + 1.50%, 5.54%, 4/17/2026 (a) (b)	3,582,000	3,581,463
Mizuho Financial Group, Inc.:
1 yr. CMT + 0.67%, 1.23%, 5/22/2027 (b)	8,220,000	7,545,056
1 yr. CMT + 0.75%, 1.55%, 7/9/2027 (b)	4,890,000	4,495,035
3 mo. USD Term SOFR + 1.09%, 2.23%, 5/25/2026 (a) (b)	4,791,000	4,618,572
1 yr. CMT + 0.90%, 2.65%, 5/22/2026 (a) (b)	1,908,000	1,848,852
2.84%, 9/13/2026 (a)	783,000	741,070
3.66%, 2/28/2027	3,820,000	3,670,562
Morgan Stanley:
SOFR + 0.72%, 0.99%, 12/10/2026 (b)	11,664,000	10,807,629
Series GMTN, SOFR + 0.86%, 1.51%, 7/20/2027 (b)	14,300,000	13,123,253
SOFR + 0.88%, 1.59%, 5/4/2027 (b)	15,315,000	14,164,690
SOFR + 1.99%, 2.19%, 4/28/2026 (a) (b)	16,874,000	16,282,229
SOFR + 1.00%, 2.48%, 1/21/2028 (b)	8,128,000	7,560,503
Series MTN, 3.13%, 7/27/2026	19,167,000	18,328,444
3.63%, 1/20/2027	10,771,000	10,400,801
Series GMTN, 3.88%, 1/27/2026	16,345,000	15,968,411
Series GMTN, 4.00%, 7/23/2025	13,615,000	13,391,578
Series GMTN, 4.35%, 9/8/2026	10,236,000	10,014,698
SOFR + 1.67%, 4.68%, 7/17/2026 (b)	9,926,000	9,819,792
5.00%, 11/24/2025	7,363,000	7,320,221
SOFR + 1.30%, 5.05%, 1/28/2027 (b)	8,412,000	8,382,558
Series VAR, SOFR + 1.77%, 6.14%, 10/16/2026 (b)	4,223,000	4,271,649
Series MTN, 6.25%, 8/9/2026	3,320,000	3,399,381
Morgan Stanley Bank NA:
4.75%, 4/21/2026 (a)	24,566,000	24,406,567
Security Description	Principal Amount	Value
SOFR + 1.08%, 4.95%, 1/14/2028 (b)	$15,665,000	$15,594,194
5.88%, 10/30/2026	12,693,000	12,936,071
National Australia Bank Ltd.:
2.50%, 7/12/2026	9,775,000	9,252,624
3.38%, 1/14/2026 (a)	4,179,000	4,059,439
4.75%, 12/10/2025 (a)	3,968,000	3,953,636
4.97%, 1/12/2026	4,214,000	4,209,407
NatWest Group PLC:
1 yr. CMT + 0.90%, 1.64%, 6/14/2027 (b)	10,358,000	9,527,496
4.80%, 4/5/2026	9,639,000	9,529,790
1 yr. CMT + 1.10%, 5.58%, 3/1/2028 (a) (b)	6,795,000	6,832,508
1 yr. CMT + 1.35%, 5.85%, 3/2/2027 (a) (b)	4,059,000	4,078,443
1 yr. CMT + 2.85%, 7.47%, 11/10/2026 (b)	9,745,000	10,012,403
Northern Trust Corp. 3.95%, 10/30/2025	5,521,000	5,408,096
PNC Bank NA:
3.25%, 6/1/2025	3,820,000	3,724,042
3.88%, 4/10/2025	7,141,000	7,020,389
4.20%, 11/1/2025 (a)	8,988,000	8,799,162
PNC Financial Services Group, Inc.:
1.15%, 8/13/2026 (a)	1,487,000	1,355,163
2.60%, 7/23/2026	3,530,000	3,335,568
SOFR + 1.09%, 4.76%, 1/26/2027 (a) (b)	5,360,000	5,312,082
SOFR + 1.34%, 5.30%, 1/21/2028 (a) (b)	2,169,000	2,170,995
SOFR + 1.32%, 5.81%, 6/12/2026 (a) (b)	3,867,000	3,880,999
SOFR + 1.73%, 6.62%, 10/20/2027 (b)	4,907,000	5,050,726
Regions Financial Corp. 2.25%, 5/18/2025	3,904,000	3,758,615
Royal Bank of Canada:
Series GMTN, 0.88%, 1/20/2026 (a)	3,797,000	3,531,058
Series GMTN, 1.15%, 7/14/2026 (a)	6,275,000	5,749,092
Series MTN, 1.15%, 6/10/2025 (a)	5,090,000	4,854,842
1.20%, 4/27/2026	10,282,000	9,501,905
Series GMTN, 1.40%, 11/2/2026 (a)	4,544,000	4,152,035
2.05%, 1/21/2027 (a)	1,869,000	1,733,311
3.38%, 4/14/2025	4,683,000	4,590,558
Series GMTN, 4.65%, 1/27/2026	10,676,000	10,558,350
Series GMTN, 4.88%, 1/12/2026	6,970,000	6,947,905
Series GMTN, 4.88%, 1/19/2027 (a)	5,619,000	5,605,346

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 4.95%, 4/25/2025	$5,819,000	$5,798,052
Series GMTN, 5.20%, 7/20/2026	7,114,000	7,135,840
Santander Holdings USA, Inc.:
SOFR + 1.25%, 2.49%, 1/6/2028 (a) (b)	4,032,000	3,665,572
3.24%, 10/5/2026 (a)	2,784,000	2,629,070
3.45%, 6/2/2025	11,065,000	10,756,508
4.50%, 7/17/2025	3,870,000	3,804,403
SOFR + 2.33%, 5.81%, 9/9/2026 (b)	2,697,000	2,697,566
Santander U.K. Group Holdings PLC:
1 yr. CMT + 1.25%, 1.53%, 8/21/2026 (b)	7,644,000	7,201,260
SOFR + 0.99%, 1.67%, 6/14/2027 (b)	3,675,000	3,362,368
SOFR + 1.22%, 2.47%, 1/11/2028 (a) (b)	3,738,000	3,434,175
SOFR + 2.75%, 6.83%, 11/21/2026 (b)	2,086,000	2,120,482
Sumitomo Mitsui Banking Corp. Series GMTN, 3.65%, 7/23/2025	269,000	263,351
Sumitomo Mitsui Financial Group, Inc.:
0.95%, 1/12/2026 (a)	5,042,000	4,680,589
1.40%, 9/17/2026	14,523,000	13,278,669
1.47%, 7/8/2025	14,527,000	13,835,515
2.17%, 1/14/2027	2,619,000	2,425,089
2.63%, 7/14/2026	9,283,000	8,793,693
3.01%, 10/19/2026 (a)	3,601,000	3,417,781
3.45%, 1/11/2027 (a)	5,038,000	4,830,686
3.78%, 3/9/2026 (a)	8,016,000	7,813,195
5.46%, 1/13/2026 (a)	11,953,000	11,997,465
5.88%, 7/13/2026	4,313,000	4,379,334
Synchrony Bank 5.40%, 8/22/2025	10,249,000	10,156,554
Synovus Financial Corp. 5.20%, 8/11/2025 (a)	6,608,000	6,545,356
Toronto-Dominion Bank:
Series MTN, 0.75%, 9/11/2025 (a)	6,370,000	5,984,169
Series MTN, 0.75%, 1/6/2026 (a)	7,397,000	6,865,526
Series MTN, 1.15%, 6/12/2025	4,755,000	4,529,328
Series MTN, 1.20%, 6/3/2026	11,065,000	10,182,677
Series MTN, 1.25%, 9/10/2026	9,095,000	8,297,459
1.95%, 1/12/2027 (a)	3,540,000	3,272,588
Series MTN, 2.80%, 3/10/2027	2,150,000	2,024,376
5 yr. USD Swap + 2.21%, 3.63%, 9/15/2031 (b)	1,579,000	1,510,692
Security Description	Principal Amount	Value
3.77%, 6/6/2025	$9,771,000	$9,600,691
Series GMTN, 4.98%, 4/5/2027	6,600,000	6,589,902
5.10%, 1/9/2026 (a)	3,699,000	3,703,920
5.26%, 12/11/2026 (a)	5,551,000	5,587,914
Series MTN, 5.53%, 7/17/2026 (a)	10,358,000	10,448,632
Truist Bank:
3.30%, 5/15/2026 (a)	4,588,000	4,399,250
3.63%, 9/16/2025 (a)	12,521,000	12,187,941
3.80%, 10/30/2026	5,794,000	5,563,341
4.05%, 11/3/2025 (a)	3,681,000	3,616,214
Truist Financial Corp.:
Series MTN, 1.20%, 8/5/2025 (a)	3,906,000	3,691,365
Series MTN, SOFR + 0.61%, 1.27%, 3/2/2027 (a) (b)	4,063,000	3,754,578
Series MTN, 3.70%, 6/5/2025	3,579,000	3,509,317
Series MTN, SOFR + 1.46%, 4.26%, 7/28/2026 (a) (b)	14,474,000	14,236,626
Series MTN, SOFR + 1.63%, 5.90%, 10/28/2026 (b)	7,048,000	7,087,046
Series MTN, SOFR + 2.05%, 6.05%, 6/8/2027 (a) (b)	8,001,000	8,108,213
U.S. Bancorp:
1.45%, 5/12/2025	4,781,000	4,584,740
Series MTN, SOFR + 0.73%, 2.22%, 1/27/2028 (a) (b)	3,791,000	3,496,326
Series V, 2.38%, 7/22/2026 (a)	4,895,000	4,613,342
Series MTN, 3.10%, 4/27/2026 (a)	6,997,000	6,708,864
Series MTN, 3.95%, 11/17/2025 (a)	3,163,000	3,099,202
SOFR + 1.43%, 5.73%, 10/21/2026 (b)	13,481,000	13,554,876
SOFR + 1.88%, 6.79%, 10/26/2027 (b)	3,552,000	3,679,659
UBS AG 5.80%, 9/11/2025	4,635,000	4,668,140
UBS Group AG 4.55%, 4/17/2026 (a)	12,151,000	11,957,556
Wachovia Corp. 7.57%, 8/1/2026 (c)	21,000	21,948
Wells Fargo & Co.:
SOFR + 2.00%, 2.19%, 4/30/2026 (b)	17,277,000	16,642,934
3.00%, 4/22/2026	23,531,000	22,510,461
3.00%, 10/23/2026	10,843,000	10,266,586
Series MTN, 3 mo. USD Term SOFR + 1.43%, 3.20%, 6/17/2027 (b)	16,766,000	16,009,686
Series MTN, SOFR + 1.51%, 3.53%, 3/24/2028 (b)	3,200,000	3,045,984
Series MTN, 3.55%, 9/29/2025 (a)	10,387,000	10,128,779

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, SOFR + 1.32%, 3.91%, 4/25/2026 (b)	$20,830,000	$20,444,437
Series MTN, 4.10%, 6/3/2026 (a)	21,350,000	20,784,011
Series MTN, SOFR + 1.56%, 4.54%, 8/15/2026 (b)	7,556,000	7,460,946
Wells Fargo Bank NA:
4.81%, 1/15/2026	8,272,000	8,230,061
5.25%, 12/11/2026	21,189,000	21,274,392
5.45%, 8/7/2026	19,509,000	19,641,856
5.55%, 8/1/2025	6,924,000	6,958,135
Westpac Banking Corp.:
1.15%, 6/3/2026	15,081,000	13,905,738
2.70%, 8/19/2026 (a)	4,519,000	4,295,084
2.85%, 5/13/2026 (a)	6,736,000	6,460,093
3.35%, 3/8/2027	1,700,000	1,632,238
3.74%, 8/26/2025	3,709,000	3,640,495
Series GMTN, 5 yr. USD ICE Swap + 2.24%, 4.32%, 11/23/2031 (b)	76,000	73,336
5.51%, 11/17/2025	5,650,000	5,691,527
		2,717,897,708
BEVERAGES — 1.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 3.65%, 2/1/2026	16,197,000	15,827,708
Brown-Forman Corp. 3.50%, 4/15/2025	1,963,000	1,925,899
Coca-Cola Co. 3.38%, 3/25/2027	1,900,000	1,840,948
Coca-Cola Consolidated, Inc. 3.80%, 11/25/2025	501,000	490,218
Constellation Brands, Inc.:
3.70%, 12/6/2026	4,371,000	4,215,786
4.40%, 11/15/2025 (a)	1,813,000	1,785,751
4.75%, 12/1/2025	4,007,000	3,971,859
5.00%, 2/2/2026 (a)	150,000	149,088
Diageo Capital PLC:
5.20%, 10/24/2025	3,809,000	3,813,114
5.38%, 10/5/2026 (a)	7,722,000	7,794,818
Keurig Dr Pepper, Inc.:
2.55%, 9/15/2026 (a)	1,665,000	1,566,882
3.40%, 11/15/2025	3,872,000	3,759,092
5.10%, 3/15/2027 (a)	4,325,000	4,328,979
Molson Coors Beverage Co. 3.00%, 7/15/2026	8,641,000	8,250,600
Pepsico Singapore Financing I Pte. Ltd. 4.65%, 2/16/2027	10,101,000	10,039,990
PepsiCo, Inc.:
2.38%, 10/6/2026	3,686,000	3,480,137
2.63%, 3/19/2027	1,000,000	942,910
2.75%, 4/30/2025	3,481,000	3,395,715
2.85%, 2/24/2026 (a)	4,760,000	4,597,589
3.50%, 7/17/2025	3,503,000	3,432,660
Security Description	Principal Amount	Value
4.55%, 2/13/2026 (a)	$3,400,000	$3,383,340
5.13%, 11/10/2026	3,414,000	3,442,029
5.25%, 11/10/2025 (a)	3,370,000	3,389,175
		95,824,287
BIOTECHNOLOGY — 1.0%
Amgen, Inc.:
2.20%, 2/21/2027	7,600,000	7,033,496
2.60%, 8/19/2026 (a)	10,289,000	9,742,551
3.13%, 5/1/2025	5,656,000	5,522,405
5.51%, 3/2/2026	5,381,000	5,378,579
Baxalta, Inc. 4.00%, 6/23/2025	3,711,000	3,649,694
Biogen, Inc. 4.05%, 9/15/2025	6,532,000	6,409,590
Bio-Rad Laboratories, Inc. 3.30%, 3/15/2027	3,800,000	3,602,172
Gilead Sciences, Inc.:
2.95%, 3/1/2027	2,150,000	2,045,188
3.65%, 3/1/2026 (a)	11,719,000	11,415,009
Illumina, Inc. 5.80%, 12/12/2025	6,969,000	6,983,565
Royalty Pharma PLC 1.20%, 9/2/2025	12,016,000	11,312,103
		73,094,352
CHEMICALS — 0.9%
Air Products & Chemicals, Inc. 1.50%, 10/15/2025 (a)	3,426,000	3,249,287
Celanese U.S. Holdings LLC 1.40%, 8/5/2026 (a)	2,664,000	2,425,492
DuPont de Nemours, Inc. 4.49%, 11/15/2025	6,843,000	6,753,973
Ecolab, Inc.:
1.65%, 2/1/2027	3,955,000	3,623,452
2.70%, 11/1/2026	1,719,000	1,633,445
EIDP, Inc.:
1.70%, 7/15/2025 (a)	3,486,000	3,328,154
4.50%, 5/15/2026	5,714,000	5,652,403
FMC Corp.:
3.20%, 10/1/2026	780,000	737,240
5.15%, 5/18/2026	7,669,000	7,628,891
Linde, Inc. 4.70%, 12/5/2025 (a)	3,551,000	3,535,376
LYB International Finance II BV 3.50%, 3/2/2027	1,000,000	954,560
LYB International Finance III LLC 1.25%, 10/1/2025	3,707,000	3,482,170
Nutrien Ltd.:
3.00%, 4/1/2025	3,528,000	3,439,130
4.00%, 12/15/2026	3,993,000	3,873,929
5.95%, 11/7/2025	3,467,000	3,496,678
PPG Industries, Inc. 1.20%, 3/15/2026	3,556,000	3,295,843
Sherwin-Williams Co.:
3.45%, 8/1/2025 (a)	2,013,000	1,962,756

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.95%, 1/15/2026	$59,000	$57,798
4.25%, 8/8/2025 (a)	3,467,000	3,417,803
Westlake Corp. 3.60%, 8/15/2026	3,454,000	3,321,470
		65,869,850
COMMERCIAL SERVICES — 0.7%
Automatic Data Processing, Inc. 3.38%, 9/15/2025 (a)	3,786,000	3,703,465
Block Financial LLC 5.25%, 10/1/2025 (a)	1,916,000	1,908,221
Cintas Corp. No. 2 3.45%, 5/1/2025	3,191,000	3,127,148
Equifax, Inc. 2.60%, 12/15/2025	3,826,000	3,652,568
Global Payments, Inc.:
1.20%, 3/1/2026	6,306,000	5,836,014
2.15%, 1/15/2027	3,503,000	3,231,798
4.80%, 4/1/2026 (a)	5,576,000	5,517,452
GXO Logistics, Inc. 1.65%, 7/15/2026 (a)	7,791,000	7,137,725
PayPal Holdings, Inc.:
1.65%, 6/1/2025	3,027,400	2,905,456
2.65%, 10/1/2026	8,152,000	7,698,993
S&P Global, Inc.:
2.45%, 3/1/2027	900,000	842,742
2.95%, 1/22/2027 (a)	2,369,000	2,250,289
Verisk Analytics, Inc. 4.00%, 6/15/2025	3,915,000	3,845,078
Yale University Series 2020, 0.87%, 4/15/2025	3,453,000	3,299,376
		54,956,325
COMPUTERS — 2.4%
Apple, Inc.:
0.55%, 8/20/2025	4,071,200	3,834,785
0.70%, 2/8/2026	13,182,000	12,232,501
2.05%, 9/11/2026 (a)	12,235,000	11,484,872
2.45%, 8/4/2026	39,324,000	37,354,654
3.20%, 5/13/2025 (a)	500,000	489,860
3.25%, 2/23/2026	14,366,000	13,967,487
3.35%, 2/9/2027 (a)	15,045,000	14,533,320
CGI, Inc. 1.45%, 9/14/2026	3,805,000	3,464,110
Dell International LLC/EMC Corp.:
4.90%, 10/1/2026	12,514,000	12,430,532
5.85%, 7/15/2025	1,230,599	1,236,875
6.02%, 6/15/2026	10,740,000	10,881,231
DXC Technology Co. 1.80%, 9/15/2026 (a)	5,330,000	4,855,204
Fortinet, Inc. 1.00%, 3/15/2026	4,421,000	4,068,204
Security Description	Principal Amount	Value
Genpact Luxembourg SARL/Genpact USA, Inc. 1.75%, 4/10/2026	$1,175,000	$1,090,236
Hewlett Packard Enterprise Co.:
1.75%, 4/1/2026	3,874,000	3,618,122
4.90%, 10/15/2025	14,422,000	14,329,699
HP, Inc.:
1.45%, 6/17/2026	3,895,000	3,595,942
2.20%, 6/17/2025	3,605,000	3,468,767
International Business Machines Corp.:
2.20%, 2/9/2027	3,200,000	2,973,184
3.30%, 5/15/2026	650,000	627,172
3.30%, 1/27/2027 (a)	3,615,000	3,469,532
3.45%, 2/19/2026	4,708,000	4,578,153
4.00%, 7/27/2025 (a)	3,647,000	3,589,925
7.00%, 10/30/2025 (a)	3,547,000	3,655,254
Kyndryl Holdings, Inc. 2.05%, 10/15/2026	3,301,000	3,024,376
Leidos, Inc. 3.63%, 5/15/2025 (a)	3,740,000	3,656,860
NetApp, Inc. 1.88%, 6/22/2025	3,922,000	3,751,668
		186,262,525
CONSTRUCTION MATERIALS — 0.3%
Carrier Global Corp. 5.80%, 11/30/2025	4,180,000	4,207,755
Fortune Brands Innovations, Inc. 4.00%, 6/15/2025 (a)	3,621,000	3,552,056
Johnson Controls International PLC 3.90%, 2/14/2026	3,661,000	3,568,743
Lennox International, Inc. 1.35%, 8/1/2025	3,597,000	3,402,510
Owens Corning 3.40%, 8/15/2026	3,714,000	3,562,357
Vulcan Materials Co. 4.50%, 4/1/2025	2,987,000	2,953,785
		21,247,206
COSMETICS/PERSONAL CARE — 0.1%
Kenvue, Inc. 5.35%, 3/22/2026	5,283,000	5,323,309
DIVERSIFIED FINANCIAL SERVICES — 4.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.75%, 1/30/2026	5,350,000	4,998,773
2.45%, 10/29/2026	10,013,000	9,303,279
4.45%, 10/1/2025 (a)	3,741,000	3,684,286
4.45%, 4/3/2026	2,195,000	2,161,526
6.10%, 1/15/2027	4,119,000	4,186,552
6.50%, 7/15/2025	13,194,000	13,329,502

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Affiliated Managers Group, Inc. 3.50%, 8/1/2025 (a)	$1,895,000	$1,845,749
Air Lease Corp.:
1.88%, 8/15/2026	3,696,000	3,408,119
2.20%, 1/15/2027	2,769,000	2,548,089
Series MTN, 2.88%, 1/15/2026	9,604,000	9,188,915
3.38%, 7/1/2025 (a)	6,867,000	6,691,685
Series GMTN, 3.75%, 6/1/2026 (a)	3,784,000	3,650,349
Aircastle Ltd. 4.25%, 6/15/2026	2,816,000	2,736,251
Ally Financial, Inc. 5.80%, 5/1/2025 (a)	4,301,000	4,294,721
American Express Co.:
1.65%, 11/4/2026	6,936,000	6,360,659
2.55%, 3/4/2027	2,150,000	2,007,455
3.13%, 5/20/2026	3,924,000	3,774,260
3.95%, 8/1/2025 (a)	9,975,000	9,805,425
4.20%, 11/6/2025 (a)	4,036,000	3,982,200
4.90%, 2/13/2026	6,020,000	5,993,813
SOFR + 1.00%, 4.99%, 5/1/2026 (b)	8,413,000	8,363,279
SOFR + 1.00%, 5.10%, 2/16/2028 (b)	9,429,000	9,417,591
SOFR + 0.97%, 5.39%, 7/28/2027 (a) (b)	3,152,000	3,164,072
SOFR + 1.33%, 6.34%, 10/30/2026 (b)	7,399,000	7,497,999
Ameriprise Financial, Inc.:
2.88%, 9/15/2026	2,150,000	2,046,736
3.00%, 4/2/2025	3,480,000	3,398,150
BlackRock, Inc. 3.20%, 3/15/2027	1,500,000	1,442,460
Brookfield Finance, Inc. 4.25%, 6/2/2026	1,597,000	1,568,046
Capital One Financial Corp.:
SOFR + 0.86%, 1.88%, 11/2/2027 (b)	4,988,000	4,562,823
3.75%, 7/28/2026	6,682,000	6,439,176
3.75%, 3/9/2027	2,600,000	2,495,844
4.20%, 10/29/2025	13,793,000	13,487,761
SOFR + 2.16%, 4.99%, 7/24/2026 (a) (b)	7,042,000	6,996,861
SOFR + 2.44%, 7.15%, 10/29/2027 (b)	3,351,000	3,489,497
Cboe Global Markets, Inc. 3.65%, 1/12/2027	2,469,000	2,393,646
Charles Schwab Corp.:
0.90%, 3/11/2026 (a)	6,406,000	5,905,627
1.15%, 5/13/2026 (a)	6,170,000	5,689,604
2.45%, 3/3/2027	1,550,000	1,444,213
3.20%, 3/2/2027	1,000,000	952,440
3.45%, 2/13/2026	1,991,000	1,929,856
3.63%, 4/1/2025 (a)	3,121,000	3,065,790
3.85%, 5/21/2025 (a)	3,700,000	3,637,396
Security Description	Principal Amount	Value
5.88%, 8/24/2026 (a)	$6,799,000	$6,911,659
Discover Financial Services:
4.10%, 2/9/2027	6,564,000	6,330,978
4.50%, 1/30/2026 (a)	3,622,000	3,556,949
Intercontinental Exchange, Inc.:
3.65%, 5/23/2025	500,000	490,860
3.75%, 12/1/2025	8,710,000	8,517,422
Invesco Finance PLC 3.75%, 1/15/2026	3,557,000	3,468,395
Janus Henderson U.S. Holdings, Inc. 4.88%, 8/1/2025	3,579,000	3,546,288
Jefferies Financial Group, Inc. 4.85%, 1/15/2027	3,149,000	3,125,351
Lazard Group LLC 3.63%, 3/1/2027	1,000,000	955,460
Legg Mason, Inc. 4.75%, 3/15/2026	110,000	109,264
Mastercard, Inc.:
2.95%, 11/21/2026 (a)	5,180,000	4,945,657
3.30%, 3/26/2027	1,900,000	1,828,408
Nasdaq, Inc. 5.65%, 6/28/2025 (a)	2,097,000	2,104,214
Nomura Holdings, Inc.:
1.65%, 7/14/2026	4,517,000	4,151,936
1.85%, 7/16/2025	4,471,000	4,259,119
2.33%, 1/22/2027 (a)	5,245,000	4,833,582
5.10%, 7/3/2025	6,553,000	6,507,915
5.71%, 1/9/2026	3,862,000	3,871,501
Radian Group, Inc. 4.88%, 3/15/2027	5,750,000	5,615,910
Synchrony Financial:
3.70%, 8/4/2026	2,101,000	1,996,265
4.50%, 7/23/2025 (a)	11,131,000	10,908,491
4.88%, 6/13/2025	2,299,000	2,265,136
Visa, Inc. 3.15%, 12/14/2025	17,509,000	17,029,428
Voya Financial, Inc. 3.65%, 6/15/2026	2,882,000	2,778,219
Western Union Co. 1.35%, 3/15/2026	6,236,000	5,771,979
		319,220,861
ELECTRIC — 5.0%
AEP Transmission Co. LLC 3.10%, 12/1/2026 (a)	4,345,000	4,132,529
AES Corp. 1.38%, 1/15/2026	9,767,000	9,044,340
Algonquin Power & Utilities Corp. 5.37%, 6/15/2026 (c)	1,330,000	1,322,978
Ameren Corp.:
1.95%, 3/15/2027	1,000,000	920,300
3.65%, 2/15/2026	1,150,000	1,112,797
5.70%, 12/1/2026	3,470,000	3,516,429

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
American Electric Power Co., Inc.:
Series N, 1.00%, 11/1/2025	$3,331,000	$3,106,557
5.70%, 8/15/2025	3,460,000	3,466,159
Appalachian Power Co. 3.40%, 6/1/2025	3,181,000	3,101,889
Arizona Public Service Co. 3.15%, 5/15/2025	288,000	280,227
Avangrid, Inc. 3.20%, 4/15/2025	3,868,000	3,770,565
Baltimore Gas & Electric Co. 2.40%, 8/15/2026 (a)	940,000	887,031
Berkshire Hathaway Energy Co. 4.05%, 4/15/2025	3,904,000	3,853,287
Black Hills Corp.:
3.15%, 1/15/2027	1,536,000	1,452,411
3.95%, 1/15/2026	3,746,000	3,649,128
CenterPoint Energy Houston Electric LLC:
Series Z, 2.40%, 9/1/2026	3,443,000	3,247,438
Series AA, 3.00%, 2/1/2027	1,850,000	1,759,350
CenterPoint Energy, Inc.:
1.45%, 6/1/2026 (a)	3,603,000	3,329,316
5.25%, 8/10/2026	4,113,000	4,121,925
Cleco Corporate Holdings LLC 3.74%, 5/1/2026	3,229,000	3,107,977
CMS Energy Corp. 3.00%, 5/15/2026	1,220,000	1,163,233
Commonwealth Edison Co. 2.55%, 6/15/2026	3,625,000	3,441,357
Connecticut Light & Power Co.:
Series A, 0.75%, 12/1/2025	2,142,000	1,995,551
Series A, 3.20%, 3/15/2027	750,000	716,325
Constellation Energy Generation LLC 3.25%, 6/1/2025	3,934,000	3,844,974
Dominion Energy, Inc.:
Series A, 1.45%, 4/15/2026	3,739,000	3,462,613
Series D, 2.85%, 8/15/2026	3,647,000	3,446,634
Series B, 3.60%, 3/15/2027	1,000,000	959,860
3.90%, 10/1/2025	3,517,000	3,440,013
DTE Electric Co. 4.85%, 12/1/2026 (a)	3,761,000	3,760,699
DTE Energy Co.:
Series F, 1.05%, 6/1/2025	3,870,400	3,676,106
2.85%, 10/1/2026 (a)	1,601,000	1,514,594
Duke Energy Carolinas LLC 2.95%, 12/1/2026	2,719,000	2,590,364
Duke Energy Corp.:
0.90%, 9/15/2025	3,421,000	3,212,251
2.65%, 9/1/2026 (a)	6,901,000	6,514,544
4.85%, 1/5/2027 (a)	4,534,000	4,515,773
5.00%, 12/8/2025	3,708,000	3,697,692
Duke Energy Florida LLC 3.20%, 1/15/2027	3,109,000	2,969,157
Security Description	Principal Amount	Value
Duke Energy Progress LLC 3.25%, 8/15/2025	$18,000	$17,567
Edison International:
4.70%, 8/15/2025	3,412,000	3,372,626
4.95%, 4/15/2025	3,326,000	3,297,729
Emera U.S. Finance LP 3.55%, 6/15/2026 (a)	4,217,000	4,046,802
Enel Americas SA 4.00%, 10/25/2026	1,531,000	1,467,173
Entergy Arkansas LLC 3.50%, 4/1/2026 (a)	3,827,000	3,717,127
Entergy Corp.:
0.90%, 9/15/2025	3,605,000	3,381,310
2.95%, 9/1/2026	3,498,000	3,323,415
Entergy Louisiana LLC 2.40%, 10/1/2026 (a)	1,562,000	1,463,422
Evergy Kansas Central, Inc. 2.55%, 7/1/2026 (a)	1,148,000	1,088,671
Evergy Metro, Inc. 3.65%, 8/15/2025	290,000	283,333
Eversource Energy:
Series Q, 0.80%, 8/15/2025	3,834,000	3,590,541
Series U, 1.40%, 8/15/2026	3,010,000	2,744,036
2.90%, 3/1/2027	1,300,000	1,223,027
4.75%, 5/15/2026 (a)	3,827,000	3,786,434
5.00%, 1/1/2027 (a)	2,269,000	2,262,715
Exelon Corp.:
2.75%, 3/15/2027	8,350,000	7,819,107
3.40%, 4/15/2026 (a)	4,162,000	4,025,112
3.95%, 6/15/2025	3,896,000	3,824,664
Florida Power & Light Co.:
2.85%, 4/1/2025	6,204,503	6,056,464
3.13%, 12/1/2025	3,563,000	3,459,958
4.45%, 5/15/2026 (a)	3,674,000	3,639,575
Fortis, Inc. 3.06%, 10/4/2026	1,260,000	1,193,094
Georgia Power Co.:
3.25%, 4/1/2026 (a)	1,063,000	1,024,891
3.25%, 3/30/2027	4,050,000	3,859,123
5.00%, 2/23/2027	4,559,000	4,566,158
ITC Holdings Corp. 3.25%, 6/30/2026	3,775,000	3,616,601
Louisville Gas & Electric Co. Series 25, 3.30%, 10/1/2025	3,550,000	3,454,682
National Rural Utilities Cooperative Finance Corp.:
Series MTN, 1.00%, 6/15/2026 (a)	3,870,000	3,546,081
Series MTN, 3.25%, 11/1/2025	3,793,000	3,680,689
Series MTN, 3.45%, 6/15/2025 (a)	1,595,000	1,560,723
4.45%, 3/13/2026	500,000	495,055
Series GMTN, 4.80%, 2/5/2027	3,886,000	3,889,264

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.45%, 10/30/2025	$3,677,000	$3,690,311
Series MTN, 5.60%, 11/13/2026	3,975,000	4,031,047
NextEra Energy Capital Holdings, Inc.:
1.88%, 1/15/2027 (a)	4,338,000	3,972,871
4.45%, 6/20/2025	3,504,000	3,462,302
4.95%, 1/29/2026	8,952,000	8,912,074
5.75%, 9/1/2025	7,237,000	7,269,639
Oncor Electric Delivery Co. LLC:
0.55%, 10/1/2025	1,593,000	1,491,255
2.95%, 4/1/2025	2,460,000	2,404,010
Pacific Gas & Electric Co.:
2.95%, 3/1/2026 (a)	10,638,000	10,159,396
3.15%, 1/1/2026	13,414,000	12,898,098
3.30%, 3/15/2027	750,000	710,798
3.50%, 6/15/2025 (a)	2,002,000	1,949,888
4.95%, 6/8/2025	6,203,000	6,149,902
PECO Energy Co. 3.15%, 10/15/2025	91,000	88,571
Pinnacle West Capital Corp. 1.30%, 6/15/2025	3,825,000	3,628,280
PPL Capital Funding, Inc. 3.10%, 5/15/2026 (a)	1,994,000	1,906,623
Public Service Electric & Gas Co.:
Series MTN, 0.95%, 3/15/2026 (a)	751,000	696,598
Series MTN, 2.25%, 9/15/2026 (a)	2,970,000	2,786,989
Series MTN, 3.00%, 5/15/2025 (a)	168,000	163,990
Public Service Enterprise Group, Inc. 0.80%, 8/15/2025	2,121,000	1,993,443
Puget Energy, Inc. 3.65%, 5/15/2025	4,031,000	3,935,264
San Diego Gas & Electric Co. 2.50%, 5/15/2026 (a)	3,938,000	3,743,620
Sempra 5.40%, 8/1/2026	5,107,000	5,125,641
Sierra Pacific Power Co. 2.60%, 5/1/2026	956,000	908,257
Southern California Edison Co.:
Series 20C, 1.20%, 2/1/2026 (a)	3,324,000	3,088,262
Series E, 3.70%, 8/1/2025	3,954,000	3,867,328
Series C, 4.20%, 6/1/2025	4,279,000	4,219,051
4.88%, 2/1/2027 (a)	3,359,000	3,349,024
5.35%, 3/1/2026	4,046,000	4,053,323
Southern Co.:
3.25%, 7/1/2026	7,193,000	6,915,854
Series 21-A, 5 yr. CMT + 2.92%, 3.75%, 9/15/2051 (b)	100,000	93,538
Security Description	Principal Amount	Value
Series B, 5 yr. CMT + 3.73%, 4.00%, 1/15/2051 (b)	$1,636,000	$1,574,977
5.15%, 10/6/2025	8,117,000	8,107,097
Southern Power Co. 0.90%, 1/15/2026	4,028,000	3,727,350
Southwestern Electric Power Co.:
Series N, 1.65%, 3/15/2026	3,058,000	2,852,533
Series K, 2.75%, 10/1/2026	2,969,000	2,783,319
Virginia Electric & Power Co.:
Series B, 2.95%, 11/15/2026	1,713,000	1,628,515
Series A, 3.10%, 5/15/2025	3,973,000	3,875,940
Series A, 3.15%, 1/15/2026	3,729,000	3,601,655
Series A, 3.50%, 3/15/2027	1,150,000	1,104,816
WEC Energy Group, Inc.:
4.75%, 1/9/2026	4,045,000	4,008,878
5.00%, 9/27/2025	3,043,000	3,026,568
5.60%, 9/12/2026	3,620,000	3,661,666
Wisconsin Public Service Corp. 5.35%, 11/10/2025	2,674,000	2,685,097
Xcel Energy, Inc.:
3.30%, 6/1/2025 (a)	3,491,000	3,397,686
3.35%, 12/1/2026	3,838,000	3,640,113
		380,222,999
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Emerson Electric Co.:
0.88%, 10/15/2026 (a)	3,971,000	3,603,524
3.15%, 6/1/2025	1,100,000	1,075,195
		4,678,719
ELECTRONICS — 0.7%
Agilent Technologies, Inc. 3.05%, 9/22/2026	1,358,000	1,293,590
Amphenol Corp. 4.75%, 3/30/2026	3,090,000	3,067,968
Arrow Electronics, Inc. 4.00%, 4/1/2025	3,639,000	3,575,536
Avnet, Inc. 4.63%, 4/15/2026	6,633,000	6,525,148
Flex Ltd.:
3.75%, 2/1/2026 (a)	3,931,000	3,814,131
4.75%, 6/15/2025	3,665,000	3,627,397
Fortive Corp. 3.15%, 6/15/2026	1,749,000	1,672,884
Honeywell International, Inc.:
1.10%, 3/1/2027	4,800,000	4,338,960
1.35%, 6/1/2025 (a)	4,281,000	4,102,996
2.50%, 11/1/2026	7,550,000	7,132,032
Hubbell, Inc. 3.35%, 3/1/2026	323,000	312,121
Jabil, Inc. 1.70%, 4/15/2026	4,507,000	4,187,138
TD SYNNEX Corp. 1.75%, 8/9/2026	3,868,000	3,535,507

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Tyco Electronics Group SA:
3.70%, 2/15/2026	$3,025,000	$2,948,831
4.50%, 2/13/2026 (a)	3,520,000	3,484,800
Vontier Corp. 1.80%, 4/1/2026	1,354,000	1,256,593
		54,875,632
ENTERTAINMENT — 0.2%
Warnermedia Holdings, Inc.:
3.64%, 3/15/2025	12,233,000	11,991,276
3.76%, 3/15/2027	3,200,000	3,053,472
		15,044,748
ENVIRONMENTAL CONTROL — 0.2%
Republic Services, Inc. 0.88%, 11/15/2025 (a)	3,269,000	3,048,735
Veralto Corp. 5.50%, 9/18/2026 (d)	5,988,000	6,010,155
Waste Management, Inc. 0.75%, 11/15/2025 (a)	4,782,000	4,464,523
		13,523,413
FOOD — 1.0%
Campbell Soup Co.:
5.20%, 3/19/2027 (a)	1,350,000	1,353,429
5.30%, 3/20/2026 (a)	900,000	901,116
Conagra Brands, Inc.:
4.60%, 11/1/2025	262,500	259,124
5.30%, 10/1/2026 (a)	5,159,000	5,164,727
Flowers Foods, Inc. 3.50%, 10/1/2026	535,000	513,407
General Mills, Inc.:
3.20%, 2/10/2027 (a)	4,600,000	4,383,984
4.00%, 4/17/2025 (a)	3,684,000	3,629,808
4.70%, 1/30/2027	2,766,000	2,743,457
Hershey Co.:
0.90%, 6/1/2025	1,551,000	1,476,211
2.30%, 8/15/2026	4,134,000	3,897,701
3.20%, 8/21/2025	1,461,000	1,426,404
Hormel Foods Corp. 4.80%, 3/30/2027	2,050,000	2,047,643
Ingredion, Inc. 3.20%, 10/1/2026	243,000	231,314
J M Smucker Co. 3.50%, 3/15/2025	500	490
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 2.50%, 1/15/2027	4,828,000	4,449,823
Kellanova 3.25%, 4/1/2026	4,094,000	3,947,599
Kraft Heinz Foods Co. 3.00%, 6/1/2026 (a)	7,802,000	7,467,606
Kroger Co.:
2.65%, 10/15/2026 (a)	3,880,000	3,659,461
3.50%, 2/1/2026	3,645,000	3,541,919
Security Description	Principal Amount	Value
McCormick & Co., Inc. 0.90%, 2/15/2026	$4,446,000	$4,109,393
Mondelez International, Inc.:
1.50%, 5/4/2025	3,699,000	3,548,525
2.63%, 3/17/2027	2,500,000	2,342,000
Sysco Corp.:
3.30%, 7/15/2026	4,270,000	4,101,036
3.75%, 10/1/2025 (a)	3,753,000	3,662,440
Tyson Foods, Inc. 4.00%, 3/1/2026	8,726,000	8,518,408
		77,377,025
FOREST PRODUCTS & PAPER — 0.1%
Suzano International Finance BV 5.50%, 1/17/2027 (a)	5,021,000	5,004,029
GAS — 0.3%
National Fuel Gas Co.:
5.50%, 1/15/2026	6,679,000	6,663,371
5.50%, 10/1/2026	3,301,000	3,301,231
NiSource, Inc. 0.95%, 8/15/2025	3,802,000	3,578,595
Southern California Gas Co.:
Series TT, 2.60%, 6/15/2026	5,363,000	5,090,613
3.20%, 6/15/2025 (a)	1,000,000	978,020
Southern Co. Gas Capital Corp. 3.25%, 6/15/2026	4,729,000	4,528,821
Spire, Inc. 5.30%, 3/1/2026	2,119,000	2,116,775
		26,257,426
HAND & MACHINE TOOLS — 0.2%
Regal Rexnord Corp. 6.05%, 2/15/2026 (d)	11,080,000	11,146,480
Snap-on, Inc. 3.25%, 3/1/2027	1,000,000	964,730
Stanley Black & Decker, Inc. 3.40%, 3/1/2026 (a)	5,726,000	5,525,991
		17,637,201
HEALTH CARE PRODUCTS — 1.1%
Abbott Laboratories:
3.75%, 11/30/2026 (a)	13,312,000	13,014,610
3.88%, 9/15/2025	3,434,000	3,387,263
Baxter International, Inc.:
1.92%, 2/1/2027	12,849,000	11,731,137
2.60%, 8/15/2026	2,237,000	2,104,279
Boston Scientific Corp. 1.90%, 6/1/2025	3,172,000	3,047,658
Danaher Corp. 3.35%, 9/15/2025	2,391,000	2,339,020
GE HealthCare Technologies, Inc. 5.60%, 11/15/2025	5,834,000	5,854,477
Smith & Nephew PLC 5.15%, 3/20/2027 (a)	1,210,000	1,208,947

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Solventum Corp. 5.45%, 2/25/2027 (d)	$6,049,000	$6,069,567
Stryker Corp.:
1.15%, 6/15/2025	3,518,000	3,344,563
3.38%, 11/1/2025	3,530,000	3,427,912
3.50%, 3/15/2026	4,361,000	4,227,684
Thermo Fisher Scientific, Inc.:
4.95%, 8/10/2026	5,001,000	5,007,251
5.00%, 12/5/2026 (a)	9,849,000	9,889,676
Zimmer Biomet Holdings, Inc.:
3.05%, 1/15/2026	4,151,000	3,989,941
3.55%, 4/1/2025 (a)	3,584,000	3,515,725
		82,159,710
HEALTH CARE SERVICES — 1.5%
CommonSpirit Health 1.55%, 10/1/2025	6,525,000	6,137,872
Elevance Health, Inc.:
1.50%, 3/15/2026	4,049,000	3,771,603
5.35%, 10/15/2025	3,804,000	3,807,842
HCA, Inc.:
3.13%, 3/15/2027	4,750,000	4,491,932
4.50%, 2/15/2027	14,555,000	14,270,886
5.25%, 6/15/2026 (a)	19,210,000	19,155,059
5.38%, 9/1/2026	9,714,000	9,711,280
Humana, Inc.:
1.35%, 2/3/2027 (a)	3,150,000	2,837,489
3.95%, 3/15/2027	1,000,000	968,350
4.50%, 4/1/2025 (a)	1,536,000	1,519,718
Laboratory Corp. of America Holdings 1.55%, 6/1/2026	3,968,000	3,675,122
PeaceHealth Obligated Group Series 2020, 1.38%, 11/15/2025	2,845,000	2,654,442
Providence St. Joseph Health Obligated Group Series H, 2.75%, 10/1/2026	800,000	749,120
Quest Diagnostics, Inc. 3.45%, 6/1/2026	1,211,000	1,169,354
Sutter Health Series 20A, 1.32%, 8/15/2025	1,253,000	1,185,263
UnitedHealth Group, Inc.:
1.15%, 5/15/2026 (a)	3,762,000	3,480,151
1.25%, 1/15/2026 (a)	3,406,000	3,190,775
3.10%, 3/15/2026 (a)	3,807,000	3,680,151
3.45%, 1/15/2027 (a)	2,769,000	2,676,072
3.70%, 12/15/2025	3,517,000	3,441,455
3.75%, 7/15/2025	7,296,000	7,173,646
4.60%, 4/15/2027 (a)	9,450,000	9,399,159
5.15%, 10/15/2025	4,049,000	4,054,345
Universal Health Services, Inc. 1.65%, 9/1/2026	2,071,000	1,887,468
Security Description	Principal Amount	Value
UPMC Series D-1, 3.60%, 4/3/2025	$2,503,000	$2,456,444
		117,544,998
HOME BUILDERS — 0.3%
DR Horton, Inc.:
1.30%, 10/15/2026 (a)	4,501,000	4,093,390
2.60%, 10/15/2025	3,609,000	3,460,742
Lennar Corp.:
4.75%, 5/30/2025	3,556,000	3,525,490
5.25%, 6/1/2026	3,882,000	3,880,331
PulteGroup, Inc.:
5.00%, 1/15/2027	1,869,000	1,862,888
5.50%, 3/1/2026	3,895,000	3,900,180
Toll Brothers Finance Corp. 4.88%, 11/15/2025 (a)	3,411,000	3,373,479
		24,096,500
HOME FURNISHINGS — 0.1%
Harman International Industries, Inc. 4.15%, 5/15/2025	2,689,000	2,650,440
Whirlpool Corp. 3.70%, 5/1/2025	3,667,000	3,597,620
		6,248,060
HOUSEHOLD PRODUCTS — 0.5%
Colgate-Palmolive Co.:
3.10%, 8/15/2025	3,673,000	3,589,035
4.80%, 3/2/2026	3,677,000	3,687,259
Conopco, Inc. Series E, 7.25%, 12/15/2026	3,404,000	3,615,933
Estee Lauder Cos., Inc. 3.15%, 3/15/2027	750,000	718,883
Haleon U.S. Capital LLC 3.38%, 3/24/2027	3,800,000	3,637,094
Procter & Gamble Co.:
0.55%, 10/29/2025 (a)	3,512,000	3,285,019
1.00%, 4/23/2026 (a)	4,717,000	4,379,970
1.90%, 2/1/2027 (a)	1,895,000	1,762,350
2.45%, 11/3/2026	3,319,000	3,140,836
2.70%, 2/2/2026	1,761,000	1,697,551
2.80%, 3/25/2027	1,700,000	1,617,686
4.10%, 1/26/2026 (a)	4,908,000	4,862,945
Unilever Capital Corp.:
2.00%, 7/28/2026	3,793,000	3,557,227
3.10%, 7/30/2025 (a)	2,501,000	2,440,276
		41,992,064
HOUSEHOLD PRODUCTS & WARES — 0.1%
Kimberly-Clark Corp.:
2.75%, 2/15/2026 (a)	3,093,000	2,977,600
3.05%, 8/15/2025	1,291,000	1,256,453
		4,234,053

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
INSURANCE — 1.3%
Aflac, Inc.:
1.13%, 3/15/2026 (a)	$3,494,000	$3,240,580
2.88%, 10/15/2026 (a)	1,150,000	1,092,488
Allied World Assurance Co. Holdings Ltd. 4.35%, 10/29/2025	7,031,000	6,860,990
Allstate Corp.:
0.75%, 12/15/2025	3,664,000	3,397,114
3.28%, 12/15/2026	3,688,000	3,517,246
Aon Corp. 8.21%, 1/1/2027	2,169,000	2,334,798
Aon Global Ltd. 3.88%, 12/15/2025 (a)	3,925,000	3,839,553
Aon North America, Inc. 5.13%, 3/1/2027 (a)	11,090,000	11,147,668
Arch Capital Finance LLC 4.01%, 12/15/2026	3,519,000	3,413,887
Berkshire Hathaway Finance Corp. 2.30%, 3/15/2027	1,400,000	1,318,352
Berkshire Hathaway, Inc. 3.13%, 3/15/2026	8,320,000	8,057,254
Chubb INA Holdings, Inc. 3.35%, 5/3/2026	5,292,000	5,117,999
CNA Financial Corp. 4.50%, 3/1/2026	3,030,000	2,991,580
CNO Financial Group, Inc. 5.25%, 5/30/2025	6,044,000	6,003,989
Corebridge Financial, Inc. 3.50%, 4/4/2025	3,242,000	3,173,756
Hanover Insurance Group, Inc. 4.50%, 4/15/2026	2,242,000	2,201,420
Lincoln National Corp. 3.63%, 12/12/2026 (a)	1,269,000	1,213,329
Loews Corp. 3.75%, 4/1/2026 (a)	3,492,000	3,404,037
Manulife Financial Corp. 4.15%, 3/4/2026	4,238,000	4,168,497
Marsh & McLennan Cos., Inc. 3.75%, 3/14/2026 (a)	1,609,000	1,573,135
Mercury General Corp. 4.40%, 3/15/2027	2,000,000	1,925,140
MetLife, Inc. 3.60%, 11/13/2025	1,882,000	1,838,018
Old Republic International Corp. 3.88%, 8/26/2026	1,000,000	966,540
Principal Financial Group, Inc.:
3.10%, 11/15/2026	2,169,000	2,066,320
3.40%, 5/15/2025	3,397,000	3,321,349
Progressive Corp.:
2.45%, 1/15/2027	1,869,000	1,751,459
2.50%, 3/15/2027	1,000,000	937,800
Prudential Financial, Inc.:
Series MTN, 1.50%, 3/10/2026 (a)	2,152,000	2,014,702
Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 3.03%, 5.38%, 5/15/2045 (b)	$250,000	$247,327
Reinsurance Group of America, Inc. 3.95%, 9/15/2026	2,553,000	2,495,098
RenaissanceRe Finance, Inc. 3.70%, 4/1/2025 (a)	2,114,000	2,072,608
Trinity Acquisition PLC 4.40%, 3/15/2026	1,535,000	1,505,712
		99,209,745
INTERNET — 1.1%
Alphabet, Inc.:
0.45%, 8/15/2025 (a)	3,553,000	3,348,383
2.00%, 8/15/2026	8,872,000	8,347,576
Amazon.com, Inc.:
0.80%, 6/3/2025	3,931,000	3,747,069
1.00%, 5/12/2026	29,834,000	27,557,666
3.00%, 4/13/2025	1,985,000	1,943,156
4.60%, 12/1/2025 (a)	6,887,000	6,860,141
5.20%, 12/3/2025 (a)	3,863,300	3,880,917
Baidu, Inc.:
1.63%, 2/23/2027 (a)	1,050,000	951,573
1.72%, 4/9/2026 (a)	1,600,000	1,490,784
3.08%, 4/7/2025 (a)	1,919,000	1,872,119
4.13%, 6/30/2025	603,000	592,574
Booking Holdings, Inc. 3.60%, 6/1/2026	3,804,000	3,695,015
eBay, Inc.:
1.40%, 5/10/2026 (a)	3,555,000	3,294,952
5.90%, 11/22/2025 (a)	2,912,000	2,934,073
Expedia Group, Inc. 5.00%, 2/15/2026 (a)	3,860,000	3,837,959
JD.com, Inc. 3.88%, 4/29/2026	82,000	79,617
Netflix, Inc. 4.38%, 11/15/2026 (a)	4,692,000	4,621,620
Tencent Music Entertainment Group 1.38%, 9/3/2025	18,000	16,988
VeriSign, Inc. 5.25%, 4/1/2025	3,524,000	3,510,820
		82,583,002
INVESTMENT COMPANY SECURITY — 1.6%
ARES Capital Corp.:
2.15%, 7/15/2026 (a)	4,563,000	4,204,166
3.25%, 7/15/2025	5,055,000	4,885,506
3.88%, 1/15/2026 (a)	7,788,000	7,530,840
7.00%, 1/15/2027	10,878,000	11,202,382
Bain Capital Specialty Finance, Inc.:
2.55%, 10/13/2026	251,000	230,069
2.95%, 3/10/2026 (a)	1,794,000	1,683,956
Barings BDC, Inc. 3.30%, 11/23/2026	500,000	457,320

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
BlackRock TCP Capital Corp. 2.85%, 2/9/2026 (a)	$1,197,000	$1,122,618
Blackstone Private Credit Fund:
2.63%, 12/15/2026	16,507,000	15,077,329
3.25%, 3/15/2027	5,500,000	5,075,070
7.05%, 9/29/2025 (a)	6,484,000	6,585,734
Blackstone Secured Lending Fund:
2.75%, 9/16/2026	2,932,000	2,702,718
3.63%, 1/15/2026	6,023,000	5,756,964
Blue Owl Capital Corp.:
2.63%, 1/15/2027	1,930,000	1,763,885
3.40%, 7/15/2026	4,616,000	4,349,795
3.75%, 7/22/2025	4,238,000	4,114,250
4.25%, 1/15/2026	3,053,000	2,961,685
Blue Owl Capital Corp. II 8.45%, 11/15/2026 (d)	1,966,000	2,024,783
Blue Owl Credit Income Corp.:
3.13%, 9/23/2026	2,351,000	2,157,724
4.70%, 2/8/2027	2,700,000	2,561,409
Blue Owl Technology Finance Corp. 2.50%, 1/15/2027 (a)	1,300,000	1,153,230
FS KKR Capital Corp.:
2.63%, 1/15/2027	3,841,000	3,484,594
3.40%, 1/15/2026	4,045,000	3,838,260
Goldman Sachs BDC, Inc.:
2.88%, 1/15/2026 (a)	549,000	523,362
6.38%, 3/11/2027	4,025,000	4,055,630
Golub Capital BDC, Inc.:
2.05%, 2/15/2027 (a)	1,900,000	1,691,703
2.50%, 8/24/2026	1,013,000	930,046
Main Street Capital Corp. 3.00%, 7/14/2026 (a)	7,516,000	6,996,644
Morgan Stanley Direct Lending Fund 4.50%, 2/11/2027	1,692,000	1,630,310
Oaktree Specialty Lending Corp. 2.70%, 1/15/2027 (a)	3,150,000	2,848,734
Prospect Capital Corp.:
3.36%, 11/15/2026 (a)	1,769,000	1,618,812
3.71%, 1/22/2026 (a)	5,572,000	5,281,142
Sixth Street Specialty Lending, Inc. 2.50%, 8/1/2026	841,000	775,410
		121,276,080
IRON/STEEL — 0.4%
ArcelorMittal SA 4.55%, 3/11/2026	3,438,000	3,385,399
Nucor Corp.:
2.00%, 6/1/2025	3,976,000	3,823,679
3.95%, 5/23/2025 (a)	4,295,000	4,229,673
Reliance, Inc. 1.30%, 8/15/2025	3,982,000	3,768,087
Security Description	Principal Amount	Value
Steel Dynamics, Inc.:
2.40%, 6/15/2025	$3,808,000	$3,666,914
5.00%, 12/15/2026	3,938,000	3,908,977
Vale Overseas Ltd. 6.25%, 8/10/2026 (a)	3,905,000	3,969,237
		26,751,966
IT SERVICES — 0.5%
Apple, Inc. 4.42%, 5/8/2026 (a)	3,546,000	3,531,674
IBM International Capital Pte. Ltd.:
4.60%, 2/5/2027	26,204,000	25,932,789
4.70%, 2/5/2026	6,187,000	6,144,495
		35,608,958
LEISURE TIME — 0.0% (e)
Harley-Davidson, Inc. 3.50%, 7/28/2025	3,477,000	3,390,492
LODGING — 0.4%
Hyatt Hotels Corp.:
4.85%, 3/15/2026	2,872,000	2,840,982
5.38%, 4/23/2025	3,534,000	3,525,165
5.75%, 1/30/2027 (a)	4,235,000	4,304,835
Las Vegas Sands Corp. 3.50%, 8/18/2026	500,000	473,475
Marriott International, Inc.:
Series R, 3.13%, 6/15/2026	3,831,000	3,660,291
3.75%, 10/1/2025	1,970,000	1,922,346
5.45%, 9/15/2026	3,248,000	3,264,142
Series EE, 5.75%, 5/1/2025	2,484,000	2,490,657
Sands China Ltd.:
4.05%, 1/8/2026	615,000	590,837
5.13%, 8/8/2025	6,088,000	6,003,681
		29,076,411
MACHINERY, CONSTRUCTION & MINING — 0.8%
Caterpillar Financial Services Corp.:
Series MTN, 0.80%, 11/13/2025	6,098,000	5,708,033
0.90%, 3/2/2026	8,121,000	7,523,538
Series MTN, 1.15%, 9/14/2026	6,878,000	6,298,872
Series MTN, 1.45%, 5/15/2025	1,331,000	1,276,722
Series MTN, 1.70%, 1/8/2027 (a)	1,869,000	1,722,882
2.40%, 8/9/2026 (a)	2,430,000	2,300,116
Series MTN, 3.40%, 5/13/2025	4,247,000	4,165,203
Series MTN, 3.65%, 8/12/2025	7,441,000	7,296,868
Series DMTN, 4.35%, 5/15/2026	9,731,000	9,629,116
4.50%, 1/8/2027 (a)	3,329,000	3,308,627
4.80%, 1/6/2026 (a)	3,599,000	3,594,861

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.05%, 2/27/2026	$4,388,000	$4,394,319
5.15%, 8/11/2025	3,891,000	3,893,957
		61,113,114
MACHINERY-DIVERSIFIED — 1.4%
AGCO Corp. 5.45%, 3/21/2027	2,500,000	2,511,625
CNH Industrial Capital LLC:
1.88%, 1/15/2026 (a)	3,846,000	3,618,509
3.95%, 5/23/2025 (a)	3,684,000	3,618,020
5.45%, 10/14/2025	3,696,000	3,705,203
Dover Corp. 3.15%, 11/15/2025	3,140,000	3,034,088
John Deere Capital Corp.:
Series MTN, 1.05%, 6/17/2026	5,501,000	5,061,690
Series MTN, 1.30%, 10/13/2026	2,821,000	2,577,689
Series MTN, 1.70%, 1/11/2027	5,647,000	5,192,416
Series MTN, 1.75%, 3/9/2027	1,000,000	918,320
Series MTN, 2.25%, 9/14/2026	4,764,000	4,474,492
Series MTN, 2.35%, 3/8/2027	6,600,000	6,165,126
Series MTN, 2.65%, 6/10/2026 (a)	2,758,000	2,631,794
Series MTN, 3.40%, 6/6/2025	3,817,000	3,742,645
Series MTN, 3.40%, 9/11/2025 (a)	3,897,000	3,806,473
Series MTN, 4.05%, 9/8/2025	3,829,000	3,777,117
4.50%, 1/8/2027	4,622,000	4,587,705
Series MTN, 4.75%, 6/8/2026	6,616,000	6,595,027
Series MTN, 4.80%, 1/9/2026	3,809,000	3,799,363
Series MTN, 4.85%, 3/5/2027 (a)	5,150,000	5,151,081
Series MTN, 4.95%, 6/6/2025	1,557,000	1,555,412
Series MTN, 4.95%, 3/6/2026	4,350,000	4,351,696
Series FXD, 5.05%, 3/3/2026	4,121,000	4,134,558
Series MTN, 5.15%, 9/8/2026	3,532,000	3,553,333
5.30%, 9/8/2025 (a)	3,254,000	3,265,975
Otis Worldwide Corp. 2.06%, 4/5/2025	4,315,400	4,172,474
Westinghouse Air Brake Technologies Corp.:
3.20%, 6/15/2025	6,095,000	5,919,769
3.45%, 11/15/2026	3,811,000	3,643,621
Security Description	Principal Amount	Value
Xylem, Inc. 3.25%, 11/1/2026 (a)	$3,569,000	$3,409,751
		108,974,972
MEDIA — 1.8%
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.91%, 7/23/2025	20,502,000	20,259,051
6.15%, 11/10/2026	4,872,000	4,907,566
Comcast Corp.:
2.35%, 1/15/2027 (a)	13,628,000	12,749,676
3.15%, 3/1/2026	300,000	290,580
3.30%, 2/1/2027	23,438,600	22,487,462
3.38%, 8/15/2025	8,864,000	8,665,890
3.95%, 10/15/2025	78,000	76,722
5.25%, 11/7/2025	4,215,000	4,231,902
Discovery Communications LLC:
3.95%, 6/15/2025	3,234,000	3,176,952
4.90%, 3/11/2026 (a)	5,214,000	5,161,964
FactSet Research Systems, Inc. 2.90%, 3/1/2027	5,750,000	5,407,473
Fox Corp. 3.05%, 4/7/2025	2,775,000	2,705,542
Paramount Global:
2.90%, 1/15/2027	3,368,000	3,084,448
4.00%, 1/15/2026	2,065,000	1,990,226
TCI Communications, Inc. 7.88%, 2/15/2026	3,701,000	3,879,388
Thomson Reuters Corp. 3.35%, 5/15/2026	2,179,000	2,099,706
TWDC Enterprises 18 Corp.:
Series MTN, 1.85%, 7/30/2026	4,624,000	4,325,197
3.00%, 2/13/2026 (a)	3,747,000	3,614,956
Series GMTN, 3.15%, 9/17/2025	4,005,000	3,896,184
Walt Disney Co.:
1.75%, 1/13/2026 (a)	6,091,000	5,760,502
3.38%, 11/15/2026	4,028,000	3,876,668
3.70%, 10/15/2025	4,852,000	4,753,407
3.70%, 3/23/2027	6,600,000	6,419,226
		133,820,688
METAL FABRICATE & HARDWARE — 0.0% (e)
Precision Castparts Corp. 3.25%, 6/15/2025	3,689,000	3,610,387
MINING — 0.2%
BHP Billiton Finance USA Ltd.:
4.88%, 2/27/2026	3,875,000	3,862,367
5.25%, 9/8/2026	6,106,000	6,142,453
6.42%, 3/1/2026 (a)	2,100,000	2,149,119

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Newmont Corp./Newcrest Finance Pty. Ltd. 5.30%, 3/15/2026 (d)	$4,000,000	$4,011,080
Southern Copper Corp. 3.88%, 4/23/2025	1,458,000	1,429,307
		17,594,326
MISCELLANEOUS MANUFACTURER — 0.4%
3M Co.:
Series MTN, 2.25%, 9/19/2026 (a)	3,763,000	3,511,218
2.65%, 4/15/2025 (a)	3,962,000	3,847,815
Series MTN, 3.00%, 8/7/2025	4,484,000	4,355,354
GE Capital International Funding Co. Unlimited Co. 3.37%, 11/15/2025 (a)	2,846,000	2,754,387
Illinois Tool Works, Inc. 2.65%, 11/15/2026	3,453,000	3,274,998
Parker-Hannifin Corp. 3.25%, 3/1/2027	2,200,000	2,097,766
Teledyne Technologies, Inc. 1.60%, 4/1/2026 (a)	2,397,000	2,231,799
Textron, Inc.:
3.65%, 3/15/2027	1,500,000	1,439,970
4.00%, 3/15/2026	2,757,000	2,689,205
Trane Technologies Financing Ltd. 3.50%, 3/21/2026	3,956,000	3,830,555
		30,033,067
OFFICE & BUSINESS EQUIPMENT — 0.1%
CDW LLC/CDW Finance Corp.:
2.67%, 12/1/2026	4,938,000	4,595,994
4.13%, 5/1/2025	3,514,000	3,452,716
		8,048,710
OIL & GAS — 2.3%
BP Capital Markets America, Inc.:
3.02%, 1/16/2027	3,861,000	3,687,680
3.12%, 5/4/2026 (a)	4,488,000	4,324,412
3.41%, 2/11/2026	5,610,000	5,454,210
3.80%, 9/21/2025	3,940,000	3,871,917
Canadian Natural Resources Ltd. 2.05%, 7/15/2025	3,801,000	3,636,835
Chevron Corp.:
1.55%, 5/11/2025	11,401,100	10,964,210
2.95%, 5/16/2026	12,753,000	12,283,945
3.33%, 11/17/2025 (a)	3,930,000	3,842,754
Chevron USA, Inc. 0.69%, 8/12/2025 (a)	3,943,000	3,720,181
Devon Energy Corp. 5.85%, 12/15/2025	3,949,000	3,971,312
EOG Resources, Inc.:
3.15%, 4/1/2025	3,642,000	3,562,896
4.15%, 1/15/2026 (a)	3,924,000	3,867,808
Security Description	Principal Amount	Value
Exxon Mobil Corp.:
2.28%, 8/16/2026 (a)	$3,643,000	$3,447,189
3.04%, 3/1/2026	25,144,000	24,357,244
3.29%, 3/19/2027	1,800,000	1,741,536
HF Sinclair Corp. 5.88%, 4/1/2026 (a)	5,551,000	5,588,691
Marathon Petroleum Corp.:
4.70%, 5/1/2025 (a)	3,745,000	3,713,580
5.13%, 12/15/2026	4,138,000	4,140,855
Occidental Petroleum Corp. 5.55%, 3/15/2026 (a)	17,200,000	17,268,284
Ovintiv, Inc.:
5.38%, 1/1/2026	4,098,000	4,084,886
5.65%, 5/15/2025 (a)	3,724,000	3,724,968
Phillips 66 Co.:
1.30%, 2/15/2026 (a)	3,902,000	3,631,435
3.55%, 10/1/2026	2,685,000	2,594,032
3.85%, 4/9/2025	3,527,000	3,473,601
Pioneer Natural Resources Co.:
1.13%, 1/15/2026	3,941,000	3,669,544
5.10%, 3/29/2026	3,722,000	3,717,980
Shell International Finance BV:
2.00%, 11/7/2024	3,622,300	3,550,977
2.50%, 9/12/2026 (a)	6,935,000	6,576,322
2.88%, 5/10/2026	10,247,000	9,842,346
3.25%, 5/11/2025 (a)	9,472,000	9,285,781
Valero Energy Corp. 3.40%, 9/15/2026	1,036,000	997,223
		178,594,634
OIL & GAS SERVICES — 0.2%
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc. 2.06%, 12/15/2026	5,664,000	5,234,385
Halliburton Co. 3.80%, 11/15/2025	3,466,000	3,389,852
Schlumberger Finance Canada Ltd. 1.40%, 9/17/2025 (a)	3,554,000	3,370,756
		11,994,993
PACKAGING & CONTAINERS — 0.5%
Amcor Finance USA, Inc. 3.63%, 4/28/2026	7,509,000	7,239,577
Amcor Flexibles North America, Inc. 4.00%, 5/17/2025	3,012,000	2,957,061
Berry Global, Inc.:
1.57%, 1/15/2026	14,701,000	13,763,370
1.65%, 1/15/2027 (a)	3,294,000	2,989,009
Sonoco Products Co. 2.25%, 2/1/2027	2,200,000	2,040,390
WRKCo, Inc. 4.65%, 3/15/2026	5,446,000	5,375,910
		34,365,317

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
PHARMACEUTICALS — 4.8%
AbbVie, Inc.:
2.95%, 11/21/2026	$36,348,000	$34,605,113
3.20%, 5/14/2026	12,652,000	12,210,572
4.80%, 3/15/2027 (a)	23,609,000	23,621,749
Astrazeneca Finance LLC:
1.20%, 5/28/2026	3,886,000	3,589,148
4.80%, 2/26/2027 (a)	7,910,000	7,906,599
AstraZeneca PLC:
0.70%, 4/8/2026	5,742,000	5,282,870
3.38%, 11/16/2025	12,681,000	12,357,888
Bristol-Myers Squibb Co.:
0.75%, 11/13/2025	3,958,000	3,698,474
3.20%, 6/15/2026 (a)	12,406,000	11,962,610
3.25%, 2/27/2027	750,000	722,017
4.90%, 2/22/2027 (a)	8,697,000	8,726,744
4.95%, 2/20/2026	5,306,000	5,307,433
Cardinal Health, Inc. 3.75%, 9/15/2025 (a)	3,500,000	3,419,360
Cigna Group:
1.25%, 3/15/2026 (a)	3,762,000	3,486,810
3.25%, 4/15/2025	3,525,000	3,447,168
3.40%, 3/1/2027	6,100,000	5,845,081
4.13%, 11/15/2025	8,594,000	8,476,004
4.50%, 2/25/2026	5,051,000	4,991,954
5.69%, 3/15/2026	3,684,000	3,684,147
CVS Health Corp.:
2.88%, 6/1/2026	8,490,000	8,092,753
3.00%, 8/15/2026	3,651,000	3,481,411
3.88%, 7/20/2025	12,335,000	12,107,419
5.00%, 2/20/2026	12,213,000	12,171,232
Eli Lilly & Co.:
2.75%, 6/1/2025	1,429,000	1,391,232
4.50%, 2/9/2027	10,545,000	10,513,787
5.50%, 3/15/2027	1,000,000	1,030,330
GlaxoSmithKline Capital, Inc. 3.63%, 5/15/2025 (a)	3,815,000	3,752,587
Johnson & Johnson:
0.55%, 9/1/2025	3,804,000	3,579,107
2.45%, 3/1/2026 (a)	9,514,000	9,117,076
2.95%, 3/3/2027	6,100,000	5,844,593
McKesson Corp.:
0.90%, 12/3/2025 (a)	3,926,000	3,656,166
1.30%, 8/15/2026	1,958,000	1,792,686
Mead Johnson Nutrition Co. 4.13%, 11/15/2025 (a)	3,803,000	3,729,146
Merck & Co., Inc. 0.75%, 2/24/2026	3,349,000	3,109,446
Novartis Capital Corp.:
2.00%, 2/14/2027 (a)	8,897,000	8,286,933
3.00%, 11/20/2025	19,114,000	18,569,251
Pfizer Investment Enterprises Pte. Ltd. 4.45%, 5/19/2026	31,267,000	30,954,017
Pfizer, Inc.:
2.75%, 6/3/2026 (a)	5,219,000	5,005,021
Security Description	Principal Amount	Value
3.00%, 12/15/2026 (a)	$12,672,000	$12,122,922
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	17,020,000	16,270,780
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	10,689,000	10,327,070
Viatris, Inc. 1.65%, 6/22/2025	11,279,000	10,727,682
Zoetis, Inc.:
4.50%, 11/13/2025	3,557,000	3,514,743
5.40%, 11/14/2025	3,756,000	3,761,934
		366,251,065
PIPELINES — 2.3%
Boardwalk Pipelines LP 5.95%, 6/1/2026 (a)	8,330,000	8,406,386
Cheniere Corpus Christi Holdings LLC 5.88%, 3/31/2025	5,070,000	5,074,157
Columbia Pipeline Group, Inc. 4.50%, 6/1/2025	3,720,000	3,668,962
DCP Midstream Operating LP 5.38%, 7/15/2025	3,699,000	3,689,050
Enbridge Energy Partners LP 5.88%, 10/15/2025	3,728,000	3,750,256
Enbridge, Inc.:
1.60%, 10/4/2026	3,722,000	3,410,617
4.25%, 12/1/2026 (a)	4,023,000	3,942,701
5.90%, 11/15/2026	4,359,000	4,439,249
Energy Transfer LP:
2.90%, 5/15/2025	3,250,000	3,154,515
3.90%, 7/15/2026	1,988,000	1,928,280
4.40%, 3/15/2027	850,000	831,853
4.75%, 1/15/2026 (a)	4,660,600	4,613,248
5.95%, 12/1/2025 (a)	3,634,000	3,656,131
6.05%, 12/1/2026	15,691,000	16,016,274
Enterprise Products Operating LLC:
3.70%, 2/15/2026 (a)	3,948,000	3,858,815
3.95%, 2/15/2027	3,451,000	3,369,729
4.60%, 1/11/2027 (a)	9,136,000	9,083,011
5.05%, 1/10/2026	4,101,000	4,098,991
Kinder Morgan, Inc.:
1.75%, 11/15/2026 (a)	321,000	294,717
4.30%, 6/1/2025	6,825,000	6,731,770
MPLX LP:
1.75%, 3/1/2026	12,038,000	11,258,178
4.13%, 3/1/2027	2,400,000	2,339,352
4.88%, 6/1/2025	3,764,000	3,733,248
ONEOK, Inc.:
2.20%, 9/15/2025 (a)	1,361,000	1,299,741
5.00%, 3/1/2026	3,886,000	3,865,054
5.55%, 11/1/2026	6,465,000	6,527,711
5.85%, 1/15/2026	3,798,000	3,832,904
Phillips 66 Partners LP 3.61%, 2/15/2025	1,000	977

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Plains All American Pipeline LP/PAA Finance Corp. 4.50%, 12/15/2026	$7,531,000	$7,394,764
Sabine Pass Liquefaction LLC:
5.00%, 3/15/2027	1,400,000	1,395,870
5.88%, 6/30/2026	9,936,800	10,017,785
Spectra Energy Partners LP 3.38%, 10/15/2026	2,971,000	2,845,416
TransCanada PipeLines Ltd. 4.88%, 1/15/2026 (a)	5,016,000	4,981,992
Transcontinental Gas Pipe Line Co. LLC 7.85%, 2/1/2026	3,868,500	4,012,718
Western Midstream Operating LP:
3.95%, 6/1/2025 (a)	3,933,000	3,854,301
4.65%, 7/1/2026 (a)	4,943,000	4,846,216
Williams Cos., Inc.:
4.00%, 9/15/2025	3,871,000	3,797,490
5.40%, 3/2/2026	4,049,000	4,062,078
		174,084,507
REAL ESTATE — 0.1%
CBRE Services, Inc. 4.88%, 3/1/2026	6,345,000	6,280,091
REAL ESTATE INVESTMENT TRUSTS — 2.9%
Alexandria Real Estate Equities, Inc.:
3.45%, 4/30/2025 (a)	3,757,000	3,676,074
3.80%, 4/15/2026 (a)	1,430,000	1,389,989
3.95%, 1/15/2027	3,519,000	3,398,932
4.30%, 1/15/2026	1,000	984
American Tower Corp.:
1.45%, 9/15/2026	4,058,000	3,702,641
1.60%, 4/15/2026	15,887,000	14,761,088
2.75%, 1/15/2027	4,538,000	4,249,973
3.13%, 1/15/2027	2,640,000	2,497,308
3.38%, 10/15/2026	5,119,000	4,892,740
3.65%, 3/15/2027	550,000	527,411
4.00%, 6/1/2025 (a)	615,000	603,967
4.40%, 2/15/2026 (a)	1,968,000	1,935,371
AvalonBay Communities, Inc.:
Series MTN, 2.90%, 10/15/2026	2,030,000	1,922,085
Series GMTN, 2.95%, 5/11/2026	3,412,000	3,265,693
Series GMTN, 3.45%, 6/1/2025	882,000	864,131
Series GMTN, 3.50%, 11/15/2025	1,758,000	1,714,085
Boston Properties LP:
2.75%, 10/1/2026 (a)	4,989,000	4,651,694
3.65%, 2/1/2026 (a)	3,224,000	3,107,001
Security Description	Principal Amount	Value
Brixmor Operating Partnership LP:
3.90%, 3/15/2027	$1,850,000	$1,775,167
4.13%, 6/15/2026	50,000	48,678
Camden Property Trust 5.85%, 11/3/2026	3,263,000	3,325,976
COPT Defense Properties LP 2.25%, 3/15/2026 (a)	2,159,000	2,030,777
Crown Castle, Inc.:
1.05%, 7/15/2026 (a)	3,217,000	2,925,829
REIT, 1.35%, 7/15/2025	1,732,000	1,644,811
3.70%, 6/15/2026	8,647,000	8,351,964
4.00%, 3/1/2027	750,000	725,707
4.45%, 2/15/2026	6,953,000	6,838,206
CubeSmart LP:
3.13%, 9/1/2026	2,475,000	2,349,641
4.00%, 11/15/2025	603,000	588,413
DOC DR LLC 4.30%, 3/15/2027	1,350,000	1,321,366
EPR Properties:
4.50%, 4/1/2025 (a)	2,236,000	2,203,265
4.75%, 12/15/2026	3,677,000	3,560,292
Equinix, Inc.:
1.00%, 9/15/2025	3,739,000	3,497,573
1.25%, 7/15/2025	3,603,000	3,409,987
1.45%, 5/15/2026	3,859,000	3,551,052
2.90%, 11/18/2026	3,897,000	3,657,646
ERP Operating LP:
2.85%, 11/1/2026	1,100,000	1,041,843
3.38%, 6/1/2025	1,901,000	1,856,421
Essex Portfolio LP 3.50%, 4/1/2025	165,000	161,644
Federal Realty OP LP 1.25%, 2/15/2026	85,000	78,723
GLP Capital LP/GLP Financing II, Inc.:
5.25%, 6/1/2025	6,692,000	6,653,387
5.38%, 4/15/2026	6,431,000	6,378,009
Healthcare Realty Holdings LP 3.50%, 8/1/2026	1,948,000	1,859,619
Healthpeak OP LLC:
3.25%, 7/15/2026 (a)	500,000	478,375
4.00%, 6/1/2025	1,339,000	1,314,202
Host Hotels & Resorts LP:
Series E, 4.00%, 6/15/2025	2,907,000	2,842,610
Series F, 4.50%, 2/1/2026 (a)	2,572,000	2,518,631
Kilroy Realty LP 4.38%, 10/1/2025	5,391,000	5,278,166
Kimco Realty OP LLC 2.80%, 10/1/2026 (a)	2,859,000	2,697,009
Kite Realty Group LP 4.00%, 10/1/2026 (a)	2,501,000	2,383,428
Mid-America Apartments LP:
1.10%, 9/15/2026 (a)	775,000	702,871
4.00%, 11/15/2025 (a)	3,953,000	3,875,600

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
NNN REIT, Inc.:
3.60%, 12/15/2026	$950,000	$907,649
4.00%, 11/15/2025	628,000	614,354
Omega Healthcare Investors, Inc. 5.25%, 1/15/2026 (a)	3,278,000	3,257,021
Prologis LP:
3.25%, 6/30/2026	1,882,000	1,813,646
3.25%, 10/1/2026 (a)	1,377,000	1,318,092
Public Storage Operating Co.:
0.88%, 2/15/2026 (a)	2,796,000	2,584,986
1.50%, 11/9/2026 (a)	3,556,000	3,263,377
Realty Income Corp.:
0.75%, 3/15/2026 (a)	2,665,000	2,444,818
3.00%, 1/15/2027	1,969,000	1,861,867
3.88%, 4/15/2025	3,495,000	3,439,220
4.13%, 10/15/2026 (a)	1,577,000	1,540,619
4.45%, 9/15/2026 (a)	2,151,000	2,106,410
4.63%, 11/1/2025	3,499,000	3,465,305
4.88%, 6/1/2026	2,978,000	2,958,524
Regency Centers LP 3.60%, 2/1/2027	3,600,000	3,466,260
Sabra Health Care LP 5.13%, 8/15/2026	1,642,000	1,628,404
Simon Property Group LP:
1.38%, 1/15/2027	2,540,000	2,310,486
3.25%, 11/30/2026	5,952,000	5,691,005
3.30%, 1/15/2026	4,584,000	4,434,103
3.50%, 9/1/2025	3,894,000	3,803,153
Tanger Properties LP 3.13%, 9/1/2026 (a)	1,648,000	1,545,016
UDR, Inc. Series MTN, 2.95%, 9/1/2026	1,284,000	1,212,738
Ventas Realty LP:
3.25%, 10/15/2026	2,351,000	2,225,856
4.13%, 1/15/2026	2,987,000	2,917,194
Welltower OP LLC:
2.70%, 2/15/2027	1,000,000	937,930
4.00%, 6/1/2025	4,092,000	4,022,845
4.25%, 4/1/2026	3,252,000	3,188,131
Weyerhaeuser Co. 4.75%, 5/15/2026 (a)	3,978,000	3,941,124
WP Carey, Inc. 4.25%, 10/1/2026 (a)	385,000	376,634
		222,364,822
RETAIL — 2.3%
AutoNation, Inc. 4.50%, 10/1/2025 (a)	4,354,000	4,287,166
AutoZone, Inc.:
3.13%, 4/21/2026 (a)	2,059,000	1,980,984
3.25%, 4/15/2025	3,551,000	3,468,652
3.63%, 4/15/2025 (a)	3,390,000	3,327,556
5.05%, 7/15/2026	3,648,000	3,654,895
Security Description	Principal Amount	Value
Dollar General Corp. 4.15%, 11/1/2025	$3,162,000	$3,101,195
Dollar Tree, Inc. 4.00%, 5/15/2025	3,761,000	3,698,680
Home Depot, Inc.:
2.13%, 9/15/2026 (a)	5,611,000	5,261,154
2.70%, 4/15/2025	3,478,000	3,392,059
3.00%, 4/1/2026 (a)	4,375,000	4,221,350
3.35%, 9/15/2025 (a)	3,464,500	3,388,004
4.00%, 9/15/2025	3,557,000	3,506,348
4.95%, 9/30/2026	3,898,000	3,903,964
5.13%, 4/30/2025	3,251,000	3,251,845
Lowe's Cos., Inc.:
2.50%, 4/15/2026	5,768,000	5,485,541
3.38%, 9/15/2025	3,991,300	3,889,362
4.00%, 4/15/2025	3,516,000	3,468,323
4.40%, 9/8/2025	3,005,000	2,968,700
4.80%, 4/1/2026	5,900,000	5,866,252
McDonald's Corp.:
Series MTN, 1.45%, 9/1/2025	3,194,000	3,032,320
Series MTN, 3.30%, 7/1/2025	4,435,000	4,336,366
Series MTN, 3.38%, 5/26/2025	1,654,000	1,619,382
Series MTN, 3.50%, 3/1/2027	1,600,000	1,546,160
Series MTN, 3.70%, 1/30/2026	6,608,000	6,468,637
O'Reilly Automotive, Inc.:
3.55%, 3/15/2026	3,069,000	2,978,065
5.75%, 11/20/2026	3,660,000	3,720,317
Ross Stores, Inc.:
0.88%, 4/15/2026	3,452,000	3,172,561
4.60%, 4/15/2025	3,325,000	3,293,745
Starbucks Corp.:
2.00%, 3/12/2027	6,600,000	6,085,728
2.45%, 6/15/2026	3,565,000	3,371,884
3.80%, 8/15/2025 (a)	3,940,000	3,865,967
4.75%, 2/15/2026	4,155,000	4,130,943
4.85%, 2/8/2027 (a)	5,659,000	5,648,418
Target Corp.:
1.95%, 1/15/2027 (a)	6,044,000	5,618,563
2.25%, 4/15/2025	9,860,000	9,586,089
TJX Cos., Inc. 2.25%, 9/15/2026 (a)	4,711,000	4,438,940
Walmart, Inc.:
1.05%, 9/17/2026 (a)	7,481,000	6,858,506
3.05%, 7/8/2026	3,949,000	3,807,902
3.55%, 6/26/2025 (a)	3,708,300	3,647,113
3.90%, 9/9/2025 (a)	11,579,000	11,415,273
4.00%, 4/15/2026 (a)	4,648,000	4,588,087
		175,352,996

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
SEMICONDUCTORS — 1.5%
Analog Devices, Inc.:
2.95%, 4/1/2025	$1,867,000	$1,823,854
3.50%, 12/5/2026	6,094,000	5,888,267
Applied Materials, Inc. 3.90%, 10/1/2025	640,000	629,779
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.88%, 1/15/2027	11,380,000	11,025,968
Broadcom, Inc.:
3.15%, 11/15/2025	6,636,000	6,421,126
3.46%, 9/15/2026	1,969,000	1,894,552
Intel Corp.:
2.60%, 5/19/2026	9,009,000	8,577,559
3.70%, 7/29/2025	9,404,000	9,219,305
3.75%, 3/25/2027	1,900,000	1,844,824
4.88%, 2/10/2026	8,362,000	8,339,506
KLA Corp. 4.65%, 11/1/2024 (a)	3,409,300	3,391,844
Lam Research Corp. 3.75%, 3/15/2026 (a)	4,087,000	3,993,735
Marvell Technology, Inc. 1.65%, 4/15/2026	1,922,000	1,788,690
Microchip Technology, Inc. 4.25%, 9/1/2025 (a)	6,293,000	6,194,326
Micron Technology, Inc.:
4.19%, 2/15/2027 (a)	5,522,000	5,383,287
4.98%, 2/6/2026 (a)	3,782,000	3,762,409
NVIDIA Corp. 3.20%, 9/16/2026	3,833,000	3,701,375
NXP BV/NXP Funding LLC 5.35%, 3/1/2026	3,867,000	3,868,121
NXP BV/NXP Funding LLC/NXP USA, Inc.:
2.70%, 5/1/2025	3,318,000	3,221,214
3.88%, 6/18/2026	3,943,000	3,827,786
QUALCOMM, Inc. 3.45%, 5/20/2025	4,303,000	4,223,567
Skyworks Solutions, Inc. 1.80%, 6/1/2026	7,084,000	6,574,377
Texas Instruments, Inc.:
1.13%, 9/15/2026	3,334,000	3,048,910
4.60%, 2/8/2027 (a)	3,655,000	3,649,262
TSMC Arizona Corp. 1.75%, 10/25/2026	6,382,000	5,878,396
		118,172,039
SHIPBUILDING — 0.0% (e)
Huntington Ingalls Industries, Inc. 3.84%, 5/1/2025 (a)	3,774,000	3,701,124
SOFTWARE — 2.5%
Adobe, Inc. 2.15%, 2/1/2027	1,050,000	980,448
Autodesk, Inc. 4.38%, 6/15/2025	500,000	495,070
Security Description	Principal Amount	Value
Broadridge Financial Solutions, Inc. 3.40%, 6/27/2026 (a)	$3,613,000	$3,471,045
Concentrix Corp. 6.65%, 8/2/2026	7,503,000	7,559,948
Fidelity National Information Services, Inc. 1.15%, 3/1/2026 (a)	6,633,000	6,139,969
Fiserv, Inc.:
3.20%, 7/1/2026	7,955,000	7,625,027
3.85%, 6/1/2025	3,501,000	3,434,096
5.15%, 3/15/2027	14,901,000	14,948,683
Intuit, Inc.:
0.95%, 7/15/2025	3,804,000	3,605,165
5.25%, 9/15/2026	3,808,000	3,843,072
Microsoft Corp.:
2.40%, 8/8/2026	31,150,000	29,564,776
3.30%, 2/6/2027	20,650,000	20,017,284
3.40%, 9/15/2026 (d)	5,765,000	5,583,633
Oracle Corp.:
1.65%, 3/25/2026	15,396,000	14,374,014
2.50%, 4/1/2025 (a)	21,492,000	20,848,530
2.65%, 7/15/2026 (a)	14,002,000	13,255,693
2.95%, 5/15/2025	12,682,000	12,350,239
5.80%, 11/10/2025	1,015,000	1,023,181
Roper Technologies, Inc.:
1.00%, 9/15/2025	3,434,000	3,229,711
3.80%, 12/15/2026	3,909,000	3,789,150
3.85%, 12/15/2025	2,239,000	2,191,197
Take-Two Interactive Software, Inc.:
3.55%, 4/14/2025	3,162,000	3,102,681
5.00%, 3/28/2026	3,797,000	3,778,357
VMware LLC:
1.40%, 8/15/2026	6,034,000	5,511,154
4.50%, 5/15/2025	3,940,000	3,901,900
		194,624,023
TELECOMMUNICATIONS — 2.3%
AT&T, Inc.:
1.70%, 3/25/2026	21,136,000	19,760,892
2.95%, 7/15/2026	1,162,000	1,106,607
3.80%, 2/15/2027	2,700,000	2,614,410
3.88%, 1/15/2026 (a)	1,746,000	1,706,191
4.25%, 3/1/2027	17,550,000	17,238,838
Cisco Systems, Inc.:
2.50%, 9/20/2026	5,919,000	5,606,654
2.95%, 2/28/2026 (a)	3,885,000	3,750,113
3.50%, 6/15/2025 (a)	3,071,000	3,021,096
4.80%, 2/26/2027 (a)	7,707,000	7,722,414
4.90%, 2/26/2026 (a)	4,253,000	4,257,551
Juniper Networks, Inc. 1.20%, 12/10/2025	4,797,000	4,451,520
KT Corp. 4.00%, 8/8/2025 (d)	175,000	171,801

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Rogers Communications, Inc.:
2.90%, 11/15/2026	$3,013,000	$2,839,753
3.20%, 3/15/2027	1,500,000	1,424,655
3.63%, 12/15/2025	6,497,000	6,309,237
Sprint LLC 7.63%, 3/1/2026	16,521,000	17,060,576
Telefonica Emisiones SA 4.10%, 3/8/2027	8,650,000	8,416,017
T-Mobile USA, Inc.:
1.50%, 2/15/2026	6,342,000	5,921,399
2.25%, 2/15/2026	10,265,000	9,712,024
2.63%, 4/15/2026 (a)	7,104,000	6,748,445
3.50%, 4/15/2025	13,390,100	13,127,520
Verizon Communications, Inc.:
0.85%, 11/20/2025	8,599,000	8,015,300
1.45%, 3/20/2026	10,647,400	9,930,404
3.00%, 3/22/2027 (a)	9,694,000	9,188,943
4.13%, 3/16/2027	650,000	635,850
Vodafone Group PLC 4.13%, 5/30/2025	5,840,000	5,751,641
		176,489,851
TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc. 3.55%, 11/19/2026 (a)	9,577,000	9,127,935
TRANSPORTATION — 0.8%
Burlington Northern Santa Fe LLC:
3.00%, 4/1/2025 (a)	1,077,000	1,053,995
3.65%, 9/1/2025 (a)	2,841,000	2,784,123
7.00%, 12/15/2025	1,191,000	1,228,445
Canadian National Railway Co. 2.75%, 3/1/2026 (a)	3,913,000	3,762,467
Canadian Pacific Railway Co. 1.75%, 12/2/2026	5,220,000	4,794,622
CSX Corp.:
2.60%, 11/1/2026 (a)	3,838,000	3,631,209
3.35%, 11/1/2025 (a)	2,951,000	2,870,556
FedEx Corp. 3.25%, 4/1/2026 (a)	3,013,000	2,916,011
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026 (a)	3,154,000	3,083,855
Norfolk Southern Corp.:
2.90%, 6/15/2026	1,416,000	1,353,045
3.65%, 8/1/2025	2,109,000	2,064,943
Ryder System, Inc.:
Series MTN, 1.75%, 9/1/2026	1,531,000	1,410,740
Series MTN, 2.85%, 3/1/2027	1,500,000	1,407,120
Series MTN, 2.90%, 12/1/2026 (a)	3,688,000	3,481,066
Series MTN, 3.35%, 9/1/2025	2,576,000	2,502,661
Security Description	Principal Amount	Value
Series MTN, 4.63%, 6/1/2025	$3,260,000	$3,226,944
Series MTN, 5.30%, 3/15/2027	3,155,000	3,178,379
Union Pacific Corp.:
2.75%, 3/1/2026	3,676,000	3,530,688
3.25%, 8/15/2025	3,035,000	2,959,884
3.75%, 7/15/2025	2,748,000	2,701,147
4.75%, 2/21/2026	3,482,000	3,477,856
United Parcel Service, Inc.:
2.40%, 11/15/2026 (a)	3,469,000	3,264,051
3.90%, 4/1/2025	3,254,000	3,211,503
		63,895,310
TRUCKING & LEASING — 0.1%
GATX Corp.:
3.25%, 9/15/2026	2,351,000	2,243,489
3.85%, 3/30/2027	1,000,000	964,190
5.40%, 3/15/2027	3,395,000	3,421,073
		6,628,752
VENTURE CAPITAL — 0.0% (e)
Hercules Capital, Inc.:
2.63%, 9/16/2026 (a)	2,276,000	2,063,786
3.38%, 1/20/2027	1,663,000	1,528,962
		3,592,748
TOTAL CORPORATE BONDS & NOTES (Cost $7,540,607,352)		7,526,288,820
FOREIGN GOVERNMENT OBLIGATIONS — 0.1%
AUSTRALIA — 0.1%
National Australia Bank Ltd.:
3.50%, 06/09/2025	3,141,000	3,081,101
5.20%, 05/13/2025	3,685,000	3,685,405
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $6,826,378)		6,766,506
Shares
SHORT-TERM INVESTMENTS — 8.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.30% (f) (g)	329,154,543	329,154,543

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (h) (i)	282,938,988	$282,938,988
TOTAL SHORT-TERM INVESTMENTS (Cost $612,093,531)		612,093,531
TOTAL INVESTMENTS — 106.5% (Cost $8,159,527,261)		8,145,148,857
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.5)%		(499,070,448)
NET ASSETS — 100.0%		$7,646,078,409
(a)	All or a portion of the shares of the security are on loan at March 31, 2024.
(b)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2024. Maturity date shown is the final maturity.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.5% of net assets as of March 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2024.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
CMT	Constant Maturity Treasury
DMTN	Domestic Medium - Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$7,526,288,820	$—	$7,526,288,820
Foreign Government Obligations	—	6,766,506	—	6,766,506
Short-Term Investments	612,093,531	—	—	612,093,531
TOTAL INVESTMENTS	$612,093,531	$7,533,055,326	$—	$8,145,148,857

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	196,656,891	$196,656,891	$2,036,987,241	$1,904,489,589	$—	$—	329,154,543	$329,154,543	$1,354,630
State Street Navigator Securities Lending Portfolio II	212,370,830	212,370,830	1,304,659,523	1,234,091,365	—	—	282,938,988	282,938,988	538,954
Total		$409,027,721	$3,341,646,764	$3,138,580,954	$—	$—		$612,093,531	$1,893,584
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 98.9%
U.S. Treasury Bonds:
6.00%, 2/15/2026	$1,775,100	$1,816,149
6.50%, 11/15/2026	9,315,000	9,760,373
6.63%, 2/15/2027	4,892,000	5,176,347
6.75%, 8/15/2026	4,940,100	5,164,334
6.88%, 8/15/2025	1,113,300	1,144,177
U.S. Treasury Notes:
0.25%, 5/31/2025	53,869,900	51,010,166
0.25%, 6/30/2025 (a)	59,840,400	56,488,403
0.25%, 7/31/2025	62,101,900	58,417,025
0.25%, 8/31/2025	19,002,200	17,816,789
0.25%, 9/30/2025	75,935,800	70,961,412
0.25%, 10/31/2025	50,272,100	46,825,712
0.38%, 4/30/2025	21,600,500	20,558,445
0.38%, 11/30/2025	65,813,600	61,227,215
0.38%, 12/31/2025	52,285,700	48,494,987
0.38%, 1/31/2026	26,579,000	24,574,154
0.50%, 2/28/2026	34,816,400	32,182,050
0.63%, 7/31/2026 (a)	83,532,900	76,334,714
0.63%, 3/31/2027	9,967,000	8,918,129
0.75%, 3/31/2026	69,890,500	64,768,837
0.75%, 4/30/2026	88,530,200	81,793,605
0.75%, 5/31/2026	79,975,700	73,683,862
0.75%, 8/31/2026	91,300,200	83,468,355
0.88%, 6/30/2026	69,876,400	64,439,143
0.88%, 9/30/2026	71,136,700	65,101,196
1.13%, 10/31/2026	85,011,200	78,090,757
1.13%, 2/28/2027	19,570,200	17,818,055
1.25%, 11/30/2026	89,057,100	81,890,786
1.25%, 12/31/2026	80,361,700	73,782,086
1.38%, 8/31/2026	23,204,700	21,542,301
1.50%, 8/15/2026	70,652,800	65,834,059
1.50%, 1/31/2027	74,608,500	68,808,855
1.63%, 2/15/2026	74,712,800	70,644,455
1.63%, 5/15/2026	63,564,300	59,750,442
1.63%, 9/30/2026	23,626,200	22,035,123
1.63%, 10/31/2026	33,613,700	31,289,628
1.63%, 11/30/2026	32,833,500	30,501,809
1.75%, 12/31/2026	33,092,300	30,799,107
1.88%, 6/30/2026 (a)	27,913,700	26,337,012
1.88%, 7/31/2026 (a)	28,432,600	26,762,185
1.88%, 2/28/2027	78,290,500	72,859,097
2.00%, 8/15/2025 (a)	60,830,500	58,539,851
2.00%, 11/15/2026	74,960,500	70,375,026
2.13%, 5/15/2025 (a)	16,827,200	16,307,266
2.13%, 5/31/2026	11,857,200	11,257,856
2.25%, 11/15/2025 (a)	51,339,200	49,315,714
2.25%, 3/31/2026 (a)	14,158,000	13,517,572
2.25%, 2/15/2027	63,610,500	59,883,322
2.38%, 4/30/2026	8,507,800	8,130,931
2.50%, 2/28/2026	13,149,100	12,631,354
2.50%, 3/31/2027	64,785,800	61,349,116
2.63%, 4/15/2025	28,622,500	27,936,007
Security Description	Principal Amount	Value
2.63%, 12/31/2025	$3,761,400	$3,629,898
2.63%, 1/31/2026	13,571,800	13,080,883
2.75%, 5/15/2025	52,351,000	51,081,079
2.75%, 6/30/2025	2,229,500	2,171,585
2.75%, 8/31/2025	26,490,300	25,732,843
2.88%, 4/30/2025	29,257,300	28,607,011
2.88%, 5/31/2025	6,039,700	5,897,437
2.88%, 6/15/2025	107,717,300	105,108,522
2.88%, 7/31/2025 (a)	14,013,500	13,651,120
2.88%, 11/30/2025	3,683,400	3,572,179
3.00%, 7/15/2025	67,418,100	65,832,722
3.00%, 9/30/2025	7,759,500	7,556,419
3.00%, 10/31/2025	5,407,400	5,259,964
3.13%, 8/15/2025	70,524,400	68,915,562
3.50%, 9/15/2025	81,788,300	80,264,354
3.63%, 5/15/2026 (a)	60,941,700	59,741,910
3.75%, 4/15/2026	74,435,000	73,155,648
3.88%, 4/30/2025	45,422,600	44,883,207
3.88%, 1/15/2026	91,253,700	89,952,622
4.00%, 12/15/2025	101,005,300	99,770,353
4.00%, 2/15/2026 (a)	63,305,000	62,528,525
4.00%, 1/15/2027	75,048,600	74,163,261
4.13%, 6/15/2026 (a)	102,591,100	101,589,234
4.13%, 2/15/2027	78,290,500	77,642,157
4.25%, 5/31/2025	84,273,100	83,575,213
4.25%, 10/15/2025	117,780,400	116,809,632
4.25%, 12/31/2025	77,466,300	76,836,886
4.25%, 1/31/2026 (a)	84,429,500	83,773,192
4.25%, 3/15/2027	74,752,800	74,419,917
4.38%, 8/15/2026	104,415,500	104,023,942
4.38%, 12/15/2026	70,909,200	70,748,547
4.50%, 11/15/2025 (a)	43,983,100	43,785,520
4.50%, 3/31/2026	85,716,800	85,517,659
4.50%, 7/15/2026	88,203,700	88,086,555
4.63%, 6/30/2025	142,724,800	142,211,883
4.63%, 2/28/2026 (a)	88,077,600	88,015,671
4.63%, 3/15/2026	68,778,500	68,735,513
4.63%, 9/15/2026	107,947,300	108,200,301
4.63%, 10/15/2026	65,320,900	65,509,718
4.63%, 11/15/2026	74,220,100	74,475,232
4.75%, 7/31/2025	76,316,400	76,182,250
4.88%, 11/30/2025	63,363,600	63,465,081
5.00%, 8/31/2025 (a)	152,991,200	153,295,987
5.00%, 9/30/2025	131,226,300	131,549,240
5.00%, 10/31/2025	83,305,000	83,549,058
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,274,066,306)		5,244,670,843
Shares
SHORT-TERM INVESTMENTS — 3.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.30% (b) (c)	5,159,708	5,159,708

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM TREASURY ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (d) (e)	200,240,416	$200,240,416
TOTAL SHORT-TERM INVESTMENTS (Cost $205,400,124)		205,400,124
TOTAL INVESTMENTS — 102.8% (Cost $5,479,466,430)		5,450,070,967
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.8)%		(149,683,899)
NET ASSETS — 100.0%		$5,300,387,068

(a)	All or a portion of the shares of the security are on loan at March 31, 2024.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2024.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$5,244,670,843	$—	$5,244,670,843
Short-Term Investments	205,400,124	—	—	205,400,124
TOTAL INVESTMENTS	$205,400,124	$5,244,670,843	$—	$5,450,070,967

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,859,569	$5,859,569	$205,247,179	$205,947,040	$—	$—	5,159,708	$5,159,708	$330,507
State Street Navigator Securities Lending Portfolio II	68,740,559	68,740,559	7,173,425,943	7,041,926,086	—	—	200,240,416	200,240,416	514,363
Total		$74,600,128	$7,378,673,122	$7,247,873,126	$—	$—		$205,400,124	$844,870
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO TIPS ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.7%
U.S. Treasury Inflation-Indexed Bonds:
0.13%, 2/15/2051	$14,771,132	$8,857,793
0.13%, 2/15/2052	18,381,007	10,844,569
0.25%, 2/15/2050	13,080,646	8,282,589
0.63%, 2/15/2043	23,079,062	17,762,166
0.75%, 2/15/2042 (a)	24,635,832	19,711,105
0.75%, 2/15/2045	28,080,701	21,601,747
0.88%, 2/15/2047	18,573,553	14,359,706
1.00%, 2/15/2046	19,122,863	15,342,686
1.00%, 2/15/2048	19,240,881	15,191,343
1.00%, 2/15/2049	14,748,783	11,584,699
1.38%, 2/15/2044	24,495,912	21,528,105
1.50%, 2/15/2053	19,683,058	17,222,687
1.75%, 1/15/2028	17,266,766	17,140,002
2.00%, 1/15/2026	26,268,314	26,152,740
2.13%, 2/15/2040	18,289,724	18,550,832
2.13%, 2/15/2041	28,059,266	28,480,100
2.13%, 2/15/2054	6,894,965	6,985,943
2.38%, 1/15/2027	19,845,590	20,012,223
2.50%, 1/15/2029	16,848,501	17,329,668
3.38%, 4/15/2032 (a)	7,094,257	7,867,630
3.63%, 4/15/2028	23,073,514	24,552,034
3.88%, 4/15/2029	26,992,827	29,548,764
U.S. Treasury Inflation-Indexed Notes:
0.13%, 4/15/2025	34,034,687	33,197,738
0.13%, 10/15/2025	33,764,501	32,773,306
0.13%, 4/15/2026	32,284,569	30,926,340
0.13%, 7/15/2026	39,281,464	37,656,945
0.13%, 10/15/2026	30,871,328	29,464,646
0.13%, 4/15/2027	40,363,965	38,047,843
0.13%, 1/15/2030	40,900,915	37,053,917
0.13%, 7/15/2030	40,364,030	36,401,280
0.13%, 1/15/2031	45,751,292	40,748,591
0.13%, 7/15/2031	39,726,880	35,190,147
0.13%, 1/15/2032	42,240,210	36,952,760
0.25%, 7/15/2029	38,933,513	35,931,473
0.38%, 7/15/2025	38,929,709	38,086,423
0.38%, 1/15/2027	40,633,225	38,771,210
0.38%, 7/15/2027	33,616,784	32,007,243
0.50%, 1/15/2028	35,613,704	33,723,780
Security Description	Principal Amount	Value
0.63%, 1/15/2026	$50,129,856	$48,687,356
0.63%, 7/15/2032	45,681,754	41,476,806
0.75%, 7/15/2028 (a)	36,611,463	35,010,659
0.88%, 1/15/2029	35,712,551	34,084,066
1.13%, 1/15/2033	41,379,621	38,862,811
1.25%, 4/15/2028	34,859,839	33,896,822
1.38%, 7/15/2033	35,214,792	33,837,315
1.63%, 10/15/2027	34,806,371	34,489,020
1.75%, 1/15/2034 (a)	28,101,896	27,784,272
2.38%, 10/15/2028	35,421,643	36,272,248
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,483,833,633)		1,310,244,148
	Shares
SHORT-TERM INVESTMENTS — 1.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.30% (b) (c)	1,412,654	1,412,654
State Street Navigator Securities Lending Portfolio II (d) (e)	21,640,060	21,640,060
TOTAL SHORT-TERM INVESTMENTS (Cost $23,052,714)		23,052,714
TOTAL INVESTMENTS — 101.4% (Cost $1,506,886,347)		1,333,296,862
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4)%		(18,782,640)
NET ASSETS — 100.0%		$1,314,514,222
(a)	All or a portion of the shares of the security are on loan at March 31, 2024.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2024.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO TIPS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$1,310,244,148	$—	$1,310,244,148
Short-Term Investments	23,052,714	—	—	23,052,714
TOTAL INVESTMENTS	$23,052,714	$1,310,244,148	$—	$1,333,296,862

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,296,604	$1,296,604	$156,751,876	$156,635,826	$—	$—	1,412,654	$1,412,654	$116,330
State Street Navigator Securities Lending Portfolio II	56,402,073	56,402,073	816,391,848	851,153,861	—	—	21,640,060	21,640,060	45,481
Total		$57,698,677	$973,143,724	$1,007,789,687	$—	$—		$23,052,714	$161,811
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 25.1%
AZERBAIJAN — 0.2%
Southern Gas Corridor CJSC 6.88%, 3/24/2026	$550,000	$555,487
BAHRAIN — 0.3%
Bapco Energies BSCC 7.50%, 10/25/2027	1,000,000	1,024,430
BRAZIL — 2.5%
Banco do Brasil SA:
4.88%, 1/11/2029	1,700,000	1,636,726
6.25%, 4/18/2030	2,750,000	2,785,145
Petrobras Global Finance BV:
5.50%, 6/10/2051	800,000	650,440
5.60%, 1/3/2031	300,000	291,756
6.00%, 1/27/2028	250,000	251,803
6.75%, 1/27/2041	1,319,000	1,299,940
6.85%, 6/5/2115	486,000	450,901
6.90%, 3/19/2049	200,000	194,526
		7,561,237
CHILE — 2.1%
Corp. Nacional del Cobre de Chile:
3.15%, 1/14/2030 (a)	650,000	572,826
3.63%, 8/1/2027 (a)	200,000	188,710
3.70%, 1/30/2050	3,475,000	2,382,286
5.13%, 2/2/2033	600,000	568,920
6.30%, 9/8/2053 (a)	500,000	496,120
Empresa de los Ferrocarriles del Estado 3.07%, 8/18/2050	200,000	121,050
Empresa de Transporte de Pasajeros Metro SA 4.70%, 5/7/2050 (a)	600,000	493,062
Empresa Nacional del Petroleo:
3.45%, 9/16/2031 (b)	200,000	170,666
5.25%, 11/6/2029	900,000	878,499
6.15%, 5/10/2033	500,000	505,595
Interchile SA 4.50%, 6/30/2056 (b)	250,000	202,770
		6,580,504
CHINA — 4.7%
Bank of China Ltd. Series EMTN, 1.25%, 6/24/2025	200,000	190,287
BOC Aviation Ltd. Series GMTN, 4.50%, 5/23/2028	500,000	488,765
BOC Aviation USA Corp.:
4.88%, 5/3/2033	500,000	490,115
5.75%, 11/9/2028	500,000	512,695
China Cinda Finance 2017 I Ltd. Series EMTN, 4.75%, 2/8/2028	700,000	680,199
China Construction Bank Corp. 5 yr. CMT + 1.40%, 2.85%, 1/21/2032 (c)	1,550,000	1,459,604
China Resources Land Ltd. Series EMTN, 5 yr. CMT - 5.14%, 3.75%, 12/9/2024 (c)	500,000	487,750
Security Description	Principal Amount	Value
China Taiping Insurance Holdings Co. Ltd. 5 yr. CMT + 2.07%, 6.40%, 3/9/2028 (c)	$300,000	$314,013
Chinalco Capital Holdings Ltd. 2.13%, 6/3/2026	250,000	233,822
CMHI Finance BVI Co. Ltd. 4.00%, 6/1/2027	200,000	193,671
CNAC HK Finbridge Co. Ltd. 5.13%, 3/14/2028	700,000	698,735
CNOOC Finance 2011 Ltd. 5.75%, 1/26/2041 (b)	300,000	321,519
CNOOC Finance 2015 USA LLC:
3.50%, 5/5/2025	200,000	196,186
4.38%, 5/2/2028	900,000	887,787
CNOOC Petroleum North America ULC 5.88%, 3/10/2035	200,000	213,716
Huarong Finance 2017 Co. Ltd. Series EMTN, 4.25%, 11/7/2027	200,000	184,536
Huarong Finance II Co. Ltd. Series EMTN, 5.50%, 1/16/2025	200,000	197,906
Industrial & Commercial Bank of China Ltd.:
4.88%, 9/21/2025	2,200,000	2,181,414
5 yr. CMT + 2.37%, 3.20%, 9/24/2026 (c)	850,000	805,780
Sinopec Group Overseas Development 2012 Ltd. 4.88%, 5/17/2042 (b)	300,000	292,515
Sinopec Group Overseas Development 2013 Ltd. 5.38%, 10/17/2043	300,000	310,146
Sinopec Group Overseas Development 2018 Ltd.:
1.45%, 1/8/2026	300,000	281,619
2.15%, 5/13/2025	200,000	193,116
2.30%, 1/8/2031	1,163,000	1,007,774
2.70%, 5/13/2030	300,000	269,442
3.10%, 1/8/2051	500,000	356,415
State Grid Overseas Investment 2013 Ltd. 4.38%, 5/22/2043 (b)	200,000	183,778
State Grid Overseas Investment BVI Ltd.:
1.13%, 9/8/2026	200,000	182,280
Series EMTN, 1.63%, 8/5/2030	300,000	251,004
3.50%, 5/4/2027	500,000	480,550
		14,547,139
COLOMBIA — 2.2%
Ecopetrol SA:
5.38%, 6/26/2026	400,000	393,196
5.88%, 5/28/2045	2,429,000	1,811,597
5.88%, 11/2/2051	500,000	358,925
6.88%, 4/29/2030	400,000	390,596
8.88%, 1/13/2033	3,750,000	3,964,350
		6,918,664

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
INDIA — 0.7%
Greenko Dutch BV 3.85%, 3/29/2026	$5,250	$4,940
Indian Railway Finance Corp. Ltd. 2.80%, 2/10/2031	500,000	424,135
REC Ltd. 5.63%, 4/11/2028	1,125,000	1,132,560
State Bank of India Series EMTN, 4.88%, 5/5/2028	750,000	742,897
		2,304,532
INDONESIA — 0.7%
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT:
4.75%, 5/15/2025	754,000	744,824
5.80%, 5/15/2050	222,000	209,701
Pertamina Persero PT:
4.18%, 1/21/2050 (a)	250,000	198,795
5.63%, 5/20/2043	200,000	196,002
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara:
4.13%, 5/15/2027	500,000	481,815
5.45%, 5/21/2028	200,000	200,270
		2,031,407
ISRAEL — 0.2%
Israel Electric Corp. Ltd.:
Series GMTN, 3.75%, 2/22/2032 (b)	500,000	421,896
Series GMTN, 4.25%, 8/14/2028 (b)	200,000	185,439
		607,335
KAZAKHSTAN — 1.0%
KazMunayGas National Co. JSC:
4.75%, 4/19/2027	1,108,000	1,078,860
5.38%, 4/24/2030	1,550,000	1,519,068
6.38%, 10/24/2048	400,000	372,919
		2,970,847
MALAYSIA — 2.5%
Khazanah Capital Ltd. Series EMTN, 4.88%, 6/1/2033	400,000	393,978
Khazanah Global Sukuk Bhd. Series EMTN, 4.69%, 6/1/2028	200,000	196,848
MISC Capital Two Labuan Ltd. 3.75%, 4/6/2027	1,500,000	1,434,000
Petronas Capital Ltd.:
2.48%, 1/28/2032	1,500,000	1,255,095
3.40%, 4/28/2061 (a)	964,000	663,174
3.50%, 4/21/2030	1,100,000	1,011,417
4.50%, 3/18/2045	700,000	619,668
4.55%, 4/21/2050	1,950,000	1,725,048
Petronas Energy Canada Ltd. 2.11%, 3/23/2028	200,000	179,666
Security Description	Principal Amount	Value
TNB Global Ventures Capital Bhd. Series EMTN, 3.24%, 10/19/2026	$250,000	$237,466
		7,716,360
MEXICO — 2.1%
Comision Federal de Electricidad 3.35%, 2/9/2031	200,000	166,128
Mexico City Airport Trust 5.50%, 7/31/2047	200,000	168,150
Petroleos Mexicanos:
5.35%, 2/12/2028	1,500,000	1,327,875
5.95%, 1/28/2031	300,000	240,606
6.49%, 1/23/2027	700,000	660,352
6.50%, 3/13/2027	1,400,000	1,319,360
6.70%, 2/16/2032	1,061,000	882,762
6.75%, 9/21/2047	1,900,000	1,265,096
6.95%, 1/28/2060	400,000	264,120
10.00%, 2/7/2033	200,000	198,872
		6,493,321
MOROCCO — 0.3%
OCP SA:
3.75%, 6/23/2031	700,000	595,700
5.13%, 6/23/2051	400,000	300,700
		896,400
OMAN — 0.2%
OQ SAOC 5.13%, 5/6/2028	500,000	488,764
Oryx Funding Ltd. 5.80%, 2/3/2031	200,000	200,000
		688,764
PANAMA — 0.3%
Aeropuerto Internacional de Tocumen SA 5.13%, 8/11/2061 (b)	418,000	302,946
Banco Nacional de Panama 2.50%, 8/11/2030	687,000	533,462
		836,408
PERU — 0.7%
Petroleos del Peru SA:
4.75%, 6/19/2032	609,000	477,620
5.63%, 6/19/2047	2,290,000	1,523,583
		2,001,203
QATAR — 0.3%
Ooredoo International Finance Ltd.:
2.63%, 4/8/2031	900,000	772,297
3.75%, 6/22/2026	200,000	194,124
		966,421
SAUDI ARABIA — 0.7%
Gaci First Investment Co. 5.00%, 10/13/2027	200,000	199,240
SA Global Sukuk Ltd. 1.60%, 6/17/2026	200,000	185,041

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Saudi Arabian Oil Co.:
2.25%, 11/24/2030	$400,000	$336,774
3.25%, 11/24/2050	500,000	337,150
4.25%, 4/16/2039	250,000	218,202
4.38%, 4/16/2049	400,000	331,761
Saudi Electricity Sukuk Programme Co. 5.68%, 4/11/2053	500,000	491,810
Suci Second Investment Co. 6.00%, 10/25/2028	200,000	206,639
		2,306,617
SOUTH AFRICA — 0.4%
Eskom Holdings SOC Ltd. 6.35%, 8/10/2028	600,000	573,630
Transnet SOC Ltd. 8.25%, 2/6/2028	600,000	596,256
		1,169,886
SOUTH KOREA — 0.1%
NongHyup Bank 4.88%, 7/3/2028	200,000	199,084
THAILAND — 0.2%
PTTEP Treasury Center Co. Ltd. 2.59%, 6/10/2027	800,000	736,672
TRINIDAD AND TOBAGO — 0.1%
Heritage Petroleum Co. Ltd. 9.00%, 8/12/2029	400,000	421,272
UNITED ARAB EMIRATES — 2.6%
Abu Dhabi Commercial Bank PJSC Series GMTN, 5.38%, 7/18/2028	400,000	403,960
Abu Dhabi Ports Co. PJSC Series EMTN, 2.50%, 5/6/2031	800,000	673,424
DAE Funding LLC 3.38%, 3/20/2028	475,000	437,315
DP World Crescent Ltd. 5.50%, 9/13/2033 (a)	800,000	807,653
DP World Ltd.:
5.63%, 9/25/2048 (a)	1,000,000	950,242
6.85%, 7/2/2037 (b)	200,000	218,258
Emirates NBD Bank PJSC:
Series EMTN, 5.63%, 10/21/2027	900,000	913,442
Series EMTN, 5.88%, 10/11/2028	2,975,000	3,064,250
Masdar Abu Dhabi Future Energy Co. Series EMTN, 4.88%, 7/25/2033	500,000	489,359
		7,957,903
TOTAL CORPORATE BONDS & NOTES (Cost $81,094,249)		77,491,893
Security Description	Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 85.0%
ANGOLA — 1.2%
Angola Government International Bonds:
8.25%, 5/9/2028	$904,000	$868,749
8.75%, 4/14/2032	1,600,000	1,468,304
9.13%, 11/26/2049	500,000	422,625
9.38%, 5/8/2048	1,075,000	925,425
		3,685,103
ARGENTINA — 0.0% (d)
Argentina Republic Government International Bonds 1.00%, 7/9/2029	250,000	133,190
ARMENIA — 0.1%
Republic of Armenia International Bonds 3.60%, 2/2/2031	500,000	405,004
AZERBAIJAN — 0.1%
Republic of Azerbaijan International Bonds 3.50%, 9/1/2032	300,000	254,328
BAHAMAS — 0.2%
Bahamas Government International Bonds:
6.00%, 11/21/2028	500,000	448,132
8.95%, 10/15/2032	300,000	289,332
		737,464
BAHRAIN — 3.1%
Bahrain Government International Bonds:
4.25%, 1/25/2028	1,475,000	1,373,797
5.25%, 1/25/2033	2,000,000	1,775,400
5.45%, 9/16/2032	1,433,000	1,311,052
5.63%, 5/18/2034	550,000	495,186
6.00%, 9/19/2044	400,000	330,938
7.00%, 1/26/2026	1,294,000	1,306,940
7.00%, 10/12/2028	1,775,000	1,829,667
7.50%, 9/20/2047	500,000	478,125
7.75%, 4/18/2035	400,000	418,520
CBB International Sukuk Programme Co. WLL 6.25%, 10/18/2030	200,000	203,583
		9,523,208
BENIN — 0.1%
Benin Government International Bonds 7.96%, 2/13/2038	200,000	194,504
BERMUDA — 0.4%
Bermuda Government International Bonds:
2.38%, 8/20/2030	200,000	166,860
3.38%, 8/20/2050	200,000	134,064

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 7/15/2032	$1,100,000	$1,059,630
		1,360,554
BOLIVIA — 0.2%
Bolivia Government International Bonds:
4.50%, 3/20/2028	450,000	259,804
7.50%, 3/2/2030	400,000	240,287
		500,091
BRAZIL — 3.4%
Brazil Government International Bonds:
3.75%, 9/12/2031	1,700,000	1,486,115
3.88%, 6/12/2030	800,000	722,015
4.50%, 5/30/2029	787,000	751,109
4.63%, 1/13/2028	1,000,000	981,006
4.75%, 1/14/2050	2,263,000	1,697,331
5.00%, 1/27/2045	1,300,000	1,040,146
5.63%, 1/7/2041	1,600,000	1,448,690
5.63%, 2/21/2047	185,000	158,951
6.00%, 4/7/2026	400,000	405,735
6.00%, 10/20/2033	900,000	892,328
8.25%, 1/20/2034	825,000	949,963
		10,533,389
CHILE — 3.0%
Chile Government International Bonds:
2.55%, 1/27/2032	200,000	168,868
2.55%, 7/27/2033	1,216,000	988,284
3.10%, 5/7/2041	500,000	369,996
3.10%, 1/22/2061	1,200,000	756,313
3.24%, 2/6/2028	1,798,000	1,683,114
3.50%, 1/31/2034	1,500,000	1,314,226
3.50%, 1/25/2050	300,000	219,164
3.86%, 6/21/2047	1,455,000	1,148,697
4.34%, 3/7/2042	1,825,000	1,592,298
4.95%, 1/5/2036	200,000	193,542
5.33%, 1/5/2054	800,000	770,025
		9,204,527
CHINA — 0.9%
China Government International Bonds:
1.20%, 10/21/2030	200,000	165,697
1.25%, 10/26/2026	850,000	781,223
2.50%, 10/26/2051 (b)	300,000	201,240
2.75%, 12/3/2039	1,225,000	965,043
4.00%, 10/19/2048	700,000	634,858
		2,748,061
COLOMBIA — 3.1%
Colombia Government International Bonds:
3.00%, 1/30/2030	300,000	248,342
3.13%, 4/15/2031	600,000	479,478
Security Description	Principal Amount	Value
3.25%, 4/22/2032	$762,000	$594,390
3.88%, 4/25/2027	700,000	658,869
3.88%, 2/15/2061	450,000	259,943
4.13%, 2/22/2042	250,000	169,261
4.13%, 5/15/2051	200,000	124,526
4.50%, 1/28/2026	90,000	87,885
4.50%, 3/15/2029	1,300,000	1,196,442
5.00%, 6/15/2045	1,000,000	726,519
5.20%, 5/15/2049	1,300,000	953,490
5.63%, 2/26/2044	500,000	397,627
6.13%, 1/18/2041	1,750,000	1,513,721
7.38%, 9/18/2037	400,000	398,322
7.50%, 2/2/2034	1,056,000	1,076,844
8.00%, 4/20/2033	300,000	316,949
8.75%, 11/14/2053	400,000	434,552
		9,637,160
COSTA RICA — 1.2%
Costa Rica Government International Bonds:
5.63%, 4/30/2043	576,000	519,587
6.13%, 2/19/2031	800,000	809,534
6.55%, 4/3/2034	400,000	413,667
7.00%, 4/4/2044	406,000	419,913
7.16%, 3/12/2045	741,000	775,034
7.30%, 11/13/2054 (b)	800,000	849,581
		3,787,316
DOMINICAN REPUBLIC — 3.5%
Dominican Republic International Bonds:
4.88%, 9/23/2032	1,475,000	1,322,304
5.30%, 1/21/2041	500,000	425,179
5.50%, 2/22/2029	970,000	941,214
5.88%, 1/30/2060	600,000	509,825
6.00%, 7/19/2028	650,000	646,175
6.00%, 2/22/2033	1,925,000	1,870,373
6.40%, 6/5/2049	1,400,000	1,315,896
6.50%, 2/15/2048	1,600,000	1,522,134
7.05%, 2/3/2031	1,275,000	1,319,923
7.45%, 4/30/2044	798,000	840,242
		10,713,265
ECUADOR — 0.1%
Ecuador Government International Bonds Zero Coupon, 7/31/2030	400,000	196,607
EGYPT — 2.9%
Egypt Government International Bonds:
3.88%, 2/16/2026	500,000	459,385
5.80%, 9/30/2027	400,000	360,104
5.88%, 2/16/2031	600,000	479,250
7.05%, 1/15/2032	457,000	377,477
7.30%, 9/30/2033	1,375,000	1,123,694
7.50%, 1/31/2027	800,000	768,440
7.50%, 2/16/2061	400,000	286,776

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
7.60%, 3/1/2029	$2,250,000	$2,070,450
7.90%, 2/21/2048	1,880,000	1,423,198
8.50%, 1/31/2047	700,000	554,414
8.75%, 9/30/2051	825,000	666,188
8.88%, 5/29/2050	450,000	368,919
		8,938,295
ETHIOPIA — 0.0% (d)
Ethiopia International Bonds 6.63%, 12/11/2024	200,000	146,000
GABON — 0.2%
Gabon Government International Bonds:
6.63%, 2/6/2031	400,000	340,500
7.00%, 11/24/2031	200,000	170,208
		510,708
GEORGIA — 0.2%
Georgia Government International Bonds 2.75%, 4/22/2026	600,000	557,536
GUATEMALA — 1.1%
Guatemala Government Bonds:
3.70%, 10/7/2033	200,000	165,262
4.50%, 5/3/2026	378,000	367,524
4.65%, 10/7/2041	500,000	401,528
4.88%, 2/13/2028	300,000	289,430
6.13%, 6/1/2050	707,000	656,270
6.60%, 6/13/2036	625,000	638,032
7.05%, 10/4/2032	900,000	954,631
		3,472,677
HONDURAS — 0.2%
Honduras Government International Bonds 5.63%, 6/24/2030	700,000	621,470
HUNGARY — 2.8%
Hungary Government International Bonds:
2.13%, 9/22/2031 (b)	350,000	277,706
3.13%, 9/21/2051	411,000	259,037
5.25%, 6/16/2029	850,000	839,800
5.50%, 6/16/2034	200,000	196,256
5.50%, 3/26/2036	1,000,000	970,000
6.13%, 5/22/2028	1,000,000	1,023,808
6.25%, 9/22/2032	1,725,000	1,792,965
6.75%, 9/25/2052	1,100,000	1,178,540
7.63%, 3/29/2041	1,224,000	1,413,375
MFB Magyar Fejlesztesi Bank Zrt 6.50%, 6/29/2028	700,000	710,690
		8,662,177
INDIA — 1.7%
Export-Import Bank of India:
2.25%, 1/13/2031	900,000	743,390
3.38%, 8/5/2026	1,750,000	1,675,862
3.88%, 2/1/2028	2,300,000	2,193,973
Security Description	Principal Amount	Value
5.50%, 1/18/2033	$675,000	$682,081
		5,295,306
INDONESIA — 5.2%
Indonesia Government International Bonds:
2.15%, 7/28/2031	500,000	413,356
2.85%, 2/14/2030	1,711,000	1,525,745
3.40%, 9/18/2029	600,000	555,432
3.85%, 7/18/2027	200,000	193,088
3.85%, 10/15/2030	600,000	561,384
4.15%, 9/20/2027	1,100,000	1,070,142
4.20%, 10/15/2050	558,000	470,385
4.30%, 3/31/2052	500,000	427,831
4.35%, 1/11/2048	488,000	426,553
4.45%, 4/15/2070	982,000	826,805
4.55%, 1/11/2028	1,200,000	1,182,505
4.75%, 2/11/2029	100,000	99,304
4.85%, 1/11/2033	1,600,000	1,585,553
5.13%, 1/15/2045	1,123,000	1,112,347
5.25%, 1/17/2042	950,000	950,550
5.65%, 1/11/2053	900,000	936,334
5.95%, 1/8/2046	1,400,000	1,507,564
6.63%, 2/17/2037	700,000	788,964
7.75%, 1/17/2038	500,000	621,679
8.50%, 10/12/2035	200,000	255,922
Perusahaan Penerbit SBSN Indonesia III 4.15%, 3/29/2027	700,000	684,338
		16,195,781
IRAQ — 0.2%
Iraq International Bonds 5.80%, 1/15/2028	525,000	493,962
IVORY COAST — 0.7%
Ivory Coast Government International Bonds:
6.13%, 6/15/2033	1,000,000	900,248
7.63%, 1/30/2033	700,000	693,455
8.25%, 1/30/2037	700,000	700,910
		2,294,613
JAMAICA — 0.7%
Jamaica Government International Bonds:
6.75%, 4/28/2028	500,000	515,099
7.88%, 7/28/2045	600,000	704,578
8.00%, 3/15/2039	779,000	925,112
		2,144,789
JORDAN — 0.7%
Jordan Government International Bonds:
5.75%, 1/31/2027	300,000	289,500
6.13%, 1/29/2026	100,000	98,110
7.38%, 10/10/2047	500,000	440,351
7.50%, 1/13/2029	900,000	897,037

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
7.75%, 1/15/2028	$400,000	$404,564
		2,129,562
KAZAKHSTAN — 0.5%
Kazakhstan Government International Bonds:
4.88%, 10/14/2044	800,000	760,904
6.50%, 7/21/2045	765,000	856,607
		1,617,511
KENYA — 0.9%
Republic of Kenya Government International Bonds:
6.30%, 1/23/2034	1,000,000	815,393
7.00%, 5/22/2027	416,000	404,685
7.25%, 2/28/2028	200,000	190,516
8.00%, 5/22/2032	800,000	748,000
8.25%, 2/28/2048	600,000	514,824
9.75%, 2/16/2031	200,000	204,614
		2,878,032
MALAYSIA — 0.2%
Malaysia Wakala Sukuk Bhd.:
2.07%, 4/28/2031	300,000	255,963
3.08%, 4/28/2051	550,000	406,917
		662,880
MALDIVES — 0.1%
Maldives Sukuk Issuance Ltd. 9.88%, 4/8/2026	200,000	172,000
MEXICO — 2.7%
Mexico Government International Bonds:
2.66%, 5/24/2031	300,000	250,472
3.25%, 4/16/2030	600,000	534,363
3.75%, 1/11/2028	200,000	190,069
3.75%, 4/19/2071	150,000	95,552
3.77%, 5/24/2061	1,704,000	1,108,618
4.28%, 8/14/2041	200,000	161,664
4.40%, 2/12/2052	742,000	568,064
4.60%, 1/23/2046	400,000	322,953
4.75%, 4/27/2032	250,000	236,911
Series MTN, 4.75%, 3/8/2044	1,500,000	1,252,619
5.00%, 4/27/2051	200,000	168,335
5.55%, 1/21/2045	200,000	186,374
Series GMTN, 5.75%, 10/12/2110	150,000	131,370
6.00%, 5/7/2036	600,000	602,399
6.35%, 2/9/2035	1,250,000	1,290,834
6.40%, 5/7/2054	300,000	299,451
Series MTN, 7.50%, 4/8/2033	900,000	1,017,789
		8,417,837
MONGOLIA — 0.3%
Mongolia Government International Bonds:
3.50%, 7/7/2027	200,000	179,701
Security Description	Principal Amount	Value
5.13%, 4/7/2026	$200,000	$194,259
8.65%, 1/19/2028	600,000	631,962
		1,005,922
MOROCCO — 0.9%
Morocco Government International Bonds:
2.38%, 12/15/2027	200,000	178,126
3.00%, 12/15/2032	750,000	601,812
4.00%, 12/15/2050	728,000	495,477
5.95%, 3/8/2028	925,000	934,250
6.50%, 9/8/2033	450,000	464,657
		2,674,322
NIGERIA — 1.7%
Nigeria Government International Bonds:
6.13%, 9/28/2028	200,000	180,768
6.50%, 11/28/2027	603,000	566,048
7.14%, 2/23/2030	800,000	725,584
7.38%, 9/28/2033	850,000	726,206
7.63%, 11/28/2047	1,225,000	948,518
7.70%, 2/23/2038	500,000	410,000
8.38%, 3/24/2029	500,000	486,696
8.75%, 1/21/2031	1,000,000	965,000
9.25%, 1/21/2049	300,000	274,165
		5,282,985
OMAN — 3.5%
Oman Government International Bonds:
4.75%, 6/15/2026	1,600,000	1,570,579
5.38%, 3/8/2027	600,000	596,748
5.63%, 1/17/2028	300,000	301,058
6.00%, 8/1/2029	2,396,000	2,446,158
6.25%, 1/25/2031	800,000	826,605
6.50%, 3/8/2047	400,000	403,847
6.75%, 10/28/2027	557,000	578,648
6.75%, 1/17/2048	1,010,000	1,032,523
7.00%, 1/25/2051	1,225,000	1,287,843
7.38%, 10/28/2032	1,570,000	1,744,314
		10,788,323
PAKISTAN — 0.0% (d)
Pakistan Water & Power Development Authority 7.50%, 6/4/2031	200,000	148,800
PANAMA — 4.5%
Panama Government International Bonds:
2.25%, 9/29/2032	450,000	322,670
3.16%, 1/23/2030	515,000	427,421
3.30%, 1/19/2033	1,550,000	1,199,867
3.36%, 6/30/2031	400,000	315,915
3.75%, 4/17/2026	1,250,000	1,196,299
3.87%, 7/23/2060	550,000	316,162
3.88%, 3/17/2028	996,000	907,582

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.30%, 4/29/2053	$485,000	$312,101
4.50%, 5/15/2047	1,260,000	867,073
4.50%, 4/16/2050	546,000	366,683
4.50%, 4/1/2056	1,815,000	1,175,679
4.50%, 1/19/2063	850,000	542,405
6.70%, 1/26/2036	1,850,000	1,808,833
6.85%, 3/28/2054	1,225,000	1,108,962
6.88%, 1/31/2036	1,800,000	1,753,815
7.50%, 3/1/2031	500,000	517,436
7.88%, 3/1/2057	500,000	504,483
8.00%, 3/1/2038	300,000	313,962
		13,957,348
PAPUA NEW GUINEA — 0.1%
Papua New Guinea Government International Bonds 8.38%, 10/4/2028	200,000	188,108
PARAGUAY — 0.9%
Paraguay Government International Bonds:
3.85%, 6/28/2033	200,000	174,587
4.70%, 3/27/2027	300,000	291,851
4.95%, 4/28/2031	350,000	337,355
5.00%, 4/15/2026	265,000	261,217
5.40%, 3/30/2050	1,150,000	1,010,836
5.85%, 8/21/2033	800,000	800,846
		2,876,692
PERU — 2.7%
Corp. Financiera de Desarrollo SA 2.40%, 9/28/2027	200,000	178,561
Fondo MIVIVIENDA SA 4.63%, 4/12/2027	350,000	340,670
Peru Government International Bonds:
1.86%, 12/1/2032	550,000	419,282
2.78%, 1/23/2031	2,117,000	1,817,314
2.78%, 12/1/2060	575,000	331,368
3.00%, 1/15/2034	2,000,000	1,636,657
3.23%, 7/28/2121	700,000	403,037
3.30%, 3/11/2041	1,025,000	768,940
3.55%, 3/10/2051	550,000	398,568
3.60%, 1/15/2072	1,000,000	662,950
5.63%, 11/18/2050	905,000	902,615
8.75%, 11/21/2033	500,000	617,048
		8,477,010
PHILIPPINES — 4.9%
Philippines Government International Bonds:
1.65%, 6/10/2031	1,086,000	867,727
2.46%, 5/5/2030	1,307,000	1,132,857
2.65%, 12/10/2045	475,000	313,679
2.95%, 5/5/2045	600,000	420,902
3.00%, 2/1/2028	1,000,000	931,547
3.20%, 7/6/2046	3,100,000	2,223,219
Security Description	Principal Amount	Value
3.56%, 9/29/2032	$800,000	$718,607
3.70%, 3/1/2041	1,311,000	1,081,136
3.70%, 2/2/2042	300,000	245,701
3.75%, 1/14/2029	641,000	608,460
3.95%, 1/20/2040	638,000	548,528
5.00%, 7/17/2033	500,000	501,001
5.50%, 1/17/2048	1,100,000	1,120,653
5.61%, 4/13/2033	425,000	442,012
6.38%, 10/23/2034	1,376,000	1,518,199
7.75%, 1/14/2031	400,000	462,886
9.50%, 2/2/2030	750,000	921,163
10.63%, 3/16/2025	859,000	899,665
ROP Sukuk Trust 5.05%, 6/6/2029 (b)	300,000	300,908
		15,258,850
POLAND — 2.9%
Republic of Poland Government International Bonds:
3.25%, 4/6/2026	1,000,000	970,073
4.63%, 3/18/2029	$400,000	396,738
4.88%, 10/4/2033	1,725,000	1,698,419
5.13%, 9/18/2034	1,000,000	997,772
5.50%, 11/16/2027	990,000	1,010,462
5.50%, 4/4/2053	1,300,000	1,295,583
5.50%, 3/18/2054	1,400,000	1,389,940
5.75%, 11/16/2032	1,150,000	1,203,558
		8,962,545
ROMANIA — 2.5%
Romania Government International Bonds:
3.00%, 2/14/2031	800,000	670,656
3.63%, 3/27/2032	788,000	675,294
4.00%, 2/14/2051	550,000	388,355
5.13%, 6/15/2048	1,100,000	932,250
5.25%, 11/25/2027	300,000	295,500
5.88%, 1/30/2029	700,000	699,300
6.00%, 5/25/2034	200,000	198,500
6.38%, 1/30/2034	950,000	962,492
6.63%, 2/17/2028	1,100,000	1,132,987
7.13%, 1/17/2033	624,000	666,735
7.63%, 1/17/2053	1,100,000	1,217,920
		7,839,989
RWANDA — 0.1%
Rwanda International Government Bonds 5.50%, 8/9/2031	200,000	162,000
SAUDI ARABIA — 4.7%
KSA Sukuk Ltd.:
3.63%, 4/20/2027	200,000	193,086
5.27%, 10/25/2028	200,000	203,766
Saudi Government International Bonds:
2.25%, 2/2/2033	700,000	563,500
2.50%, 2/3/2027	664,000	621,370

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
2.75%, 2/3/2032	$550,000	$472,450
2.90%, 10/22/2025	300,000	289,500
3.25%, 10/26/2026	1,100,000	1,054,785
3.25%, 10/22/2030	1,225,000	1,110,869
3.45%, 2/2/2061	500,000	331,875
3.63%, 3/4/2028	1,638,000	1,567,517
3.75%, 1/21/2055	200,000	144,010
4.50%, 4/17/2030	400,000	391,820
4.50%, 10/26/2046	1,314,000	1,121,909
4.50%, 4/22/2060	825,000	677,655
4.63%, 10/4/2047	400,000	344,856
4.75%, 1/18/2028	1,700,000	1,695,852
4.88%, 7/18/2033	1,025,000	1,018,016
5.00%, 4/17/2049	400,000	363,440
5.00%, 1/18/2053	600,000	535,836
5.25%, 1/16/2050	581,000	546,831
5.50%, 10/25/2032	825,000	854,050
5.75%, 1/16/2054	300,000	296,310
		14,399,303
SENEGAL — 0.3%
Senegal Government International Bonds:
6.25%, 5/23/2033	600,000	510,516
6.75%, 3/13/2048	500,000	370,000
		880,516
SERBIA — 0.5%
Serbia International Bonds:
2.13%, 12/1/2030	700,000	553,910
6.25%, 5/26/2028	300,000	305,790
6.50%, 9/26/2033	550,000	560,599
		1,420,299
SOUTH AFRICA — 2.6%
Republic of South Africa Government International Bonds:
4.30%, 10/12/2028	1,100,000	987,652
4.85%, 9/30/2029	1,125,000	1,008,933
4.88%, 4/14/2026	600,000	583,614
5.00%, 10/12/2046	650,000	438,040
5.38%, 7/24/2044	1,100,000	794,750
5.65%, 9/27/2047	300,000	217,604
5.75%, 9/30/2049	850,000	616,563
5.88%, 6/22/2030	1,350,000	1,251,106
5.88%, 4/20/2032	700,000	630,210
6.30%, 6/22/2048	1,200,000	942,592
7.30%, 4/20/2052	500,000	433,462
		7,904,526
SOUTH KOREA — 0.1%
Korea Mine Rehabilitation & Mineral Resources Corp. 5.38%, 5/11/2028	200,000	201,437
Security Description	Principal Amount	Value
TAJIKISTAN — 0.1%
Republic of Tajikistan International Bonds 7.13%, 9/14/2027	$200,000	$182,396
TRINIDAD AND TOBAGO — 0.4%
Trinidad & Tobago Government International Bonds:
4.50%, 8/4/2026	200,000	193,382
4.50%, 6/26/2030	750,000	702,154
5.95%, 1/14/2031	200,000	200,653
		1,096,189
TURKEY — 5.8%
Turkiye Government International Bonds:
4.75%, 1/26/2026	2,025,000	1,979,562
4.88%, 4/16/2043	1,100,000	771,968
5.13%, 2/17/2028	1,325,000	1,256,331
5.25%, 3/13/2030	700,000	632,776
5.75%, 5/11/2047	400,000	304,067
5.88%, 6/26/2031	1,175,000	1,077,463
5.95%, 1/15/2031	800,000	738,000
6.00%, 3/25/2027	1,748,000	1,724,165
6.00%, 1/14/2041	400,000	328,987
6.13%, 10/24/2028	600,000	585,484
6.50%, 9/20/2033	1,300,000	1,218,900
6.63%, 2/17/2045	1,225,000	1,048,906
6.75%, 5/30/2040	400,000	355,900
7.63%, 4/26/2029	2,025,000	2,066,023
8.00%, 2/14/2034	100,000	104,171
8.60%, 9/24/2027	650,000	689,100
9.38%, 3/14/2029	900,000	978,939
9.38%, 1/19/2033	1,100,000	1,223,842
9.88%, 1/15/2028	700,000	770,202
		17,854,786
UNITED ARAB EMIRATES — 1.4%
Finance Department Government of Sharjah:
3.63%, 3/10/2033	800,000	673,799
4.00%, 7/28/2050	900,000	591,316
4.38%, 3/10/2051	200,000	140,000
6.50%, 11/23/2032	700,000	726,439
Sharjah Sukuk Program Ltd.:
2.94%, 6/10/2027	400,000	370,312
3.20%, 7/13/2031	300,000	258,084
Series EMTN, 3.85%, 4/3/2026	411,000	397,135
Series EMTN, 4.23%, 3/14/2028	600,000	575,088
Series EMTN, 6.09%, 3/19/2034	500,000	518,750
		4,250,923
URUGUAY — 2.1%
Uruguay Government International Bonds:
4.38%, 1/23/2031	1,100,000	1,076,265

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.98%, 4/20/2055	$1,400,000	$1,313,180
5.10%, 6/18/2050	1,520,000	1,469,934
5.75%, 10/28/2034	1,950,000	2,057,484
7.63%, 3/21/2036	600,000	725,273
		6,642,136
UZBEKISTAN — 0.4%
Republic of Uzbekistan International Bonds:
3.70%, 11/25/2030	500,000	416,875
7.85%, 10/12/2028	850,000	888,250
		1,305,125
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $272,944,078)		262,585,437
	Shares
SHORT-TERM INVESTMENTS — 1.4%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (e) (f)	854,545	854,802
State Street Navigator Securities Lending Portfolio II (g) (h)	3,558,462	3,558,462
TOTAL SHORT-TERM INVESTMENTS (Cost $4,413,264)		4,413,264
TOTAL INVESTMENTS — 111.5% (Cost $358,451,591)		344,490,594
LIABILITIES IN EXCESS OF OTHER ASSETS — (11.5)%		(35,591,047)
NET ASSETS — 100.0%		$308,899,547

(a)	All or a portion of the shares of the security are on loan at March 31, 2024.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.2% of net assets as of March 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2024.
(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$77,491,893	$—	$77,491,893
Foreign Government Obligations	—	262,585,437	—	262,585,437
Short-Term Investments	4,413,264	—	—	4,413,264
TOTAL INVESTMENTS	$4,413,264	$340,077,330	$—	$344,490,594
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	468,452	$468,546	$69,599,117	$69,208,939	$(3,914)	$(8)	854,545	$854,802	$32,599
State Street Navigator Securities Lending Portfolio II	2,433,087	2,433,087	30,514,474	29,389,099	—	—	3,558,462	3,558,462	13,601
Total		$2,901,633	$100,113,591	$98,598,038	$(3,914)	$(8)		$4,413,264	$46,200
See accompanying notes to Schedule of Investments.

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.2%
AEROSPACE & DEFENSE — 3.6%
Boeing Co.:
3.63%, 2/1/2031	$87,000	$76,555
5.04%, 5/1/2027	125,000	122,665
5.15%, 5/1/2030	259,000	250,463
5.71%, 5/1/2040	174,000	166,324
5.81%, 5/1/2050	308,000	290,306
5.93%, 5/1/2060	205,000	191,973
L3Harris Technologies, Inc.:
5.40%, 1/15/2027	75,000	75,518
5.40%, 7/31/2033	87,000	87,450
Northrop Grumman Corp.:
3.25%, 1/15/2028	120,000	113,441
4.03%, 10/15/2047	126,000	103,051
RTX Corp.:
4.13%, 11/16/2028 (a)	174,000	168,460
4.50%, 6/1/2042	297,000	264,610
5.75%, 11/8/2026	75,000	76,185
6.40%, 3/15/2054 (a)	75,000	84,739
		2,071,740
AGRICULTURE — 3.2%
Altria Group, Inc.:
2.45%, 2/4/2032	113,000	91,684
3.88%, 9/16/2046	110,000	82,574
4.80%, 2/14/2029	108,000	106,965
5.80%, 2/14/2039	120,000	121,557
5.95%, 2/14/2049	154,000	156,295
BAT Capital Corp.:
2.26%, 3/25/2028	88,000	78,406
3.56%, 8/15/2027	66,000	62,472
4.39%, 8/15/2037	170,000	142,820
4.54%, 8/15/2047	190,000	146,316
Philip Morris International, Inc.:
4.88%, 2/15/2028 (a)	42,000	41,923
5.13%, 11/17/2027	97,000	97,546
5.13%, 2/15/2030	196,000	196,234
5.25%, 2/13/2034	115,000	113,929
5.38%, 2/15/2033	136,000	137,024
5.75%, 11/17/2032	82,000	84,603
6.38%, 5/16/2038	60,000	65,581
Reynolds American, Inc. 5.85%, 8/15/2045	100,000	92,779
		1,818,708
AIRLINES — 0.5%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028 (b)	200,000	195,956
Southwest Airlines Co. 5.13%, 6/15/2027	108,000	107,881
		303,837
Security Description	Principal Amount	Value
APPAREL — 0.1%
NIKE, Inc. 2.85%, 3/27/2030	$84,000	$75,932
AUTO MANUFACTURERS — 4.2%
Ford Motor Co.:
4.35%, 12/8/2026	300,000	292,258
4.75%, 1/15/2043	130,000	107,491
5.29%, 12/8/2046 (a)	95,000	84,076
6.10%, 8/19/2032	250,000	252,724
Ford Motor Credit Co. LLC:
2.70%, 8/10/2026	50,000	46,643
4.00%, 11/13/2030	125,000	111,667
5.11%, 5/3/2029	100,000	97,152
5.80%, 3/5/2027	100,000	100,440
6.80%, 11/7/2028	50,000	52,155
7.35%, 11/4/2027	200,000	209,859
General Motors Co.:
5.60%, 10/15/2032 (a)	80,000	80,863
6.25%, 10/2/2043	84,000	85,966
General Motors Financial Co., Inc.:
1.50%, 6/10/2026	100,000	92,033
4.35%, 1/17/2027	100,000	97,666
5.80%, 6/23/2028	61,000	62,220
5.80%, 1/7/2029	100,000	101,805
6.10%, 1/7/2034 (a)	90,000	92,386
Nissan Motor Co. Ltd.:
4.35%, 9/17/2027 (b)	72,000	68,462
4.81%, 9/17/2030 (b)	217,000	202,795
Toyota Motor Credit Corp.:
Series MTN, 3.05%, 3/22/2027	59,000	56,143
4.45%, 5/18/2026	92,000	91,166
		2,385,970
BANKS — 27.9%
Bank of America Corp.:
SOFR + 0.96%, 1.73%, 7/22/2027 (c)	316,000	291,526
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (c)	283,000	200,819
SOFR + 1.32%, 2.69%, 4/22/2032 (c)	264,000	223,253
3 mo. USD Term SOFR + 1.30%, 3.42%, 12/20/2028 (c)	345,000	323,557
Series MTN, 3 mo. USD Term SOFR + 3.41%, 4.08%, 3/20/2051 (c)	317,000	259,444
SOFR + 1.83%, 4.57%, 4/27/2033 (c)	45,000	42,731
Series MTN, SOFR + 2.16%, 5.02%, 7/22/2033 (c)	244,000	239,614
SOFR + 1.91%, 5.29%, 4/25/2034 (c)	314,000	312,626
SOFR + 1.65%, 5.47%, 1/23/2035 (a) (c)	275,000	276,761

See accompanying notes to Schedule of Investments.

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Citigroup, Inc.:
SOFR + 0.77%, 1.46%, 6/9/2027 (c)	$143,000	$131,381
SOFR + 1.17%, 2.56%, 5/1/2032 (c)	174,000	145,091
SOFR + 2.11%, 2.57%, 6/3/2031 (c)	204,000	174,118
SOFR + 1.35%, 3.06%, 1/25/2033 (c)	174,000	147,662
SOFR + 2.84%, 3.11%, 4/8/2026 (c)	154,000	150,121
3.20%, 10/21/2026	284,000	270,585
SOFR + 1.94%, 3.79%, 3/17/2033 (c)	174,000	155,313
3 mo. USD Term SOFR + 1.82%, 3.89%, 1/10/2028 (c)	78,000	75,248
SOFR + 3.91%, 4.41%, 3/31/2031 (c)	230,000	219,229
4.45%, 9/29/2027	167,000	162,461
SOFR + 1.36%, 5.17%, 2/13/2030 (c)	140,000	139,349
SOFR + 1.55%, 5.61%, 9/29/2026 (c)	158,000	158,301
SOFR + 2.66%, 6.17%, 5/25/2034 (c)	185,000	187,639
SOFR + 2.34%, 6.27%, 11/17/2033 (a) (c)	148,000	156,262
Goldman Sachs Group, Inc.:
SOFR + 0.80%, 1.43%, 3/9/2027 (c)	204,000	189,008
SOFR + 0.91%, 1.95%, 10/21/2027 (c)	246,000	226,234
SOFR + 1.25%, 2.38%, 7/21/2032 (c)	235,000	192,756
SOFR + 1.28%, 2.62%, 4/22/2032 (c)	206,000	172,801
SOFR + 1.11%, 2.64%, 2/24/2028 (c)	174,000	161,999
SOFR + 1.26%, 2.65%, 10/21/2032 (c)	174,000	144,783
SOFR + 1.41%, 3.10%, 2/24/2033 (c)	210,000	179,526
SOFR + 1.85%, 3.62%, 3/15/2028 (c)	192,000	183,765
3.85%, 1/26/2027	184,000	178,386
3 mo. USD Term SOFR + 1.56%, 4.22%, 5/1/2029 (a) (c)	204,000	196,451
6.75%, 10/1/2037	318,000	347,009
HSBC Holdings PLC:
SOFR + 1.10%, 2.25%, 11/22/2027 (c)	152,000	140,179
SOFR + 1.19%, 2.80%, 5/24/2032 (c)	174,000	145,686
3 mo. USD Term SOFR + 1.87%, 3.97%, 5/22/2030 (c)	174,000	162,561
Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.81%, 4.04%, 3/13/2028 (c)	$142,000	$136,994
3 mo. USD Term SOFR + 1.61%, 4.29%, 9/12/2026 (c)	117,000	114,876
4.30%, 3/8/2026	174,000	170,899
3 mo. USD Term SOFR + 1.80%, 4.58%, 6/19/2029 (c)	169,000	163,987
4.95%, 3/31/2030	144,000	143,035
SOFR + 2.87%, 5.40%, 8/11/2033 (a) (c)	142,000	141,330
SOFR + 1.57%, 5.89%, 8/14/2027 (c)	140,000	141,281
SOFR + 2.39%, 6.25%, 3/9/2034 (a) (c)	125,000	131,623
SOFR + 2.65%, 6.33%, 3/9/2044 (c)	163,000	174,928
JPMorgan Chase & Co.:
SOFR + 0.89%, 1.58%, 4/22/2027 (c)	204,000	189,250
SOFR + 1.85%, 2.08%, 4/22/2026 (c)	204,000	196,671
3 mo. USD Term SOFR + 1.25%, 2.58%, 4/22/2032 (c)	77,000	65,047
3 mo. USD Term SOFR + 1.51%, 2.74%, 10/15/2030 (c)	216,000	191,274
SOFR + 1.26%, 2.96%, 1/25/2033 (c)	204,000	174,282
SOFR + 1.58%, 3.33%, 4/22/2052 (c)	145,000	104,893
3 mo. USD Term SOFR + 1.64%, 3.96%, 11/15/2048 (c)	240,000	195,874
SOFR + 1.99%, 4.85%, 7/25/2028 (c)	206,000	204,328
SOFR + 2.08%, 4.91%, 7/25/2033 (c)	262,000	256,335
SOFR + 1.85%, 5.35%, 6/1/2034 (c)	232,000	232,565
SOFR + 2.58%, 5.72%, 9/14/2033 (c)	357,000	364,464
Morgan Stanley:
Series GMTN, SOFR + 0.86%, 1.51%, 7/20/2027 (c)	284,000	260,828
SOFR + 0.88%, 1.59%, 5/4/2027 (c)	539,000	498,715
Series GMTN, SOFR + 1.18%, 2.24%, 7/21/2032 (c)	204,000	166,649
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (c)	204,000	178,190
Series MTN, 3.13%, 7/27/2026	174,000	166,545
Series MTN, SOFR + 3.12%, 3.62%, 4/1/2031 (c)	144,000	132,099
3.63%, 1/20/2027	80,000	77,327
Series GMTN, 3 mo. USD Term SOFR + 1.40%, 3.77%, 1/24/2029 (c)	225,000	214,157

See accompanying notes to Schedule of Investments.

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 3 mo. USD Term SOFR + 1.89%, 4.43%, 1/23/2030 (c)	$174,000	$168,554
Series MTN, SOFR + 1.87%, 5.25%, 4/21/2034 (c)	191,000	189,327
SOFR + 2.56%, 6.34%, 10/18/2033 (c)	169,000	180,730
PNC Financial Services Group, Inc. SOFR + 1.84%, 5.58%, 6/12/2029 (c)	147,000	148,770
Sumitomo Mitsui Financial Group, Inc.:
3.04%, 7/16/2029	72,000	65,324
5.71%, 1/13/2030	186,000	191,781
5.77%, 1/13/2033 (a)	48,000	49,912
UBS Group AG:
SOFR + 1.73%, 3.09%, 5/14/2032 (b) (c)	348,414	295,863
SOFR + 3.73%, 4.19%, 4/1/2031 (b) (c)	200,000	185,726
SOFR + 3.92%, 6.54%, 8/12/2033 (b) (c)	166,226	174,979
Wells Fargo & Co.:
3.00%, 4/22/2026	107,000	102,376
3.00%, 10/23/2026	254,000	240,420
SOFR + 2.53%, 3.07%, 4/30/2041 (c)	140,000	104,646
Series MTN, SOFR + 1.50%, 3.35%, 3/2/2033 (c)	190,000	164,903
Series MTN, SOFR + 1.51%, 3.53%, 3/24/2028 (c)	305,000	290,513
Series MTN, SOFR + 2.10%, 4.90%, 7/25/2033 (c)	206,000	198,649
Series MTN, 3 mo. USD Term SOFR + 4.50%, 5.01%, 4/4/2051 (c)	318,000	298,002
SOFR + 2.02%, 5.39%, 4/24/2034 (c)	343,000	340,346
Series MTN, SOFR + 1.99%, 5.56%, 7/25/2034 (c)	220,000	220,631
Series MTN, SOFR + 1.74%, 5.57%, 7/25/2029 (c)	155,000	156,873
		16,021,006
BEVERAGES — 4.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
4.70%, 2/1/2036	277,000	268,737
4.90%, 2/1/2046	542,000	515,256
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 6/1/2030	118,000	109,869
4.00%, 4/13/2028	104,000	101,465
4.38%, 4/15/2038	85,000	78,907
4.44%, 10/6/2048	113,000	100,331
Security Description	Principal Amount	Value
4.75%, 1/23/2029	$251,000	$250,791
5.45%, 1/23/2039	130,000	134,010
5.55%, 1/23/2049	230,000	239,556
5.80%, 1/23/2059	130,000	139,157
Coca-Cola Co.:
1.65%, 6/1/2030	137,000	115,426
2.25%, 1/5/2032	120,000	102,095
3.00%, 3/5/2051 (a)	98,000	69,373
Molson Coors Beverage Co.:
3.00%, 7/15/2026	120,000	114,544
4.20%, 7/15/2046	104,000	86,689
PepsiCo, Inc.:
2.75%, 3/19/2030 (a)	122,000	109,844
3.00%, 10/15/2027	42,000	39,812
		2,575,862
BIOTECHNOLOGY — 2.0%
Amgen, Inc.:
5.15%, 3/2/2028	108,000	108,749
5.25%, 3/2/2030	218,000	221,338
5.25%, 3/2/2033 (a)	240,000	242,180
5.60%, 3/2/2043	158,000	160,615
5.65%, 3/2/2053	245,000	249,246
5.75%, 3/2/2063	153,000	155,720
		1,137,848
CHEMICALS — 0.8%
Celanese U.S. Holdings LLC 6.17%, 7/15/2027	110,000	112,112
DuPont de Nemours, Inc.:
4.73%, 11/15/2028 (a)	132,000	131,869
5.32%, 11/15/2038	85,000	84,576
International Flavors & Fragrances, Inc. 3.47%, 12/1/2050 (b)	100,000	66,697
Sherwin-Williams Co. 3.45%, 6/1/2027	84,000	80,324
		475,578
COMMERCIAL SERVICES — 0.1%
United Rentals North America, Inc. 6.00%, 12/15/2029 (b)	87,000	87,667
COMPUTERS — 1.7%
Apple, Inc.:
2.65%, 2/8/2051	185,000	121,824
3.85%, 5/4/2043	149,000	128,937
4.65%, 2/23/2046	235,000	225,781
International Business Machines Corp.:
3.30%, 5/15/2026	154,000	148,659
3.50%, 5/15/2029	212,000	199,549
4.25%, 5/15/2049	170,000	144,211
		968,961
CONSTRUCTION MATERIALS — 0.3%
Carrier Global Corp.:
2.72%, 2/15/2030	120,000	106,075

See accompanying notes to Schedule of Investments.

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.58%, 4/5/2050	$120,000	$89,282
		195,357
COSMETICS/PERSONAL CARE — 0.1%
Kenvue, Inc. 5.05%, 3/22/2053	90,000	87,871
DIVERSIFIED FINANCIAL SERVICES — 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
2.45%, 10/29/2026	228,000	211,736
3.00%, 10/29/2028	208,000	188,318
3.30%, 1/30/2032	215,000	184,265
Visa, Inc. 4.30%, 12/14/2045	204,000	184,030
		768,349
ELECTRIC — 2.8%
Dominion Energy, Inc. Series C, 3.38%, 4/1/2030	90,000	81,764
Duke Energy Corp. 2.65%, 9/1/2026	82,000	77,446
Electricite de France SA 4.50%, 9/21/2028 (b)	110,000	106,405
Eversource Energy 5.45%, 3/1/2028	75,000	75,944
Florida Power & Light Co. 2.45%, 2/3/2032	42,000	35,340
NextEra Energy Capital Holdings, Inc.:
1.90%, 6/15/2028	84,000	74,389
2.25%, 6/1/2030	165,000	140,696
3.55%, 5/1/2027	84,000	80,202
Pacific Gas & Electric Co.:
2.50%, 2/1/2031	110,000	91,558
4.50%, 7/1/2040	109,000	92,767
4.55%, 7/1/2030	180,000	171,249
4.95%, 7/1/2050 (a)	200,000	171,740
6.75%, 1/15/2053	80,000	87,285
PacifiCorp 5.80%, 1/15/2055	100,000	98,241
Southern Co.:
3.25%, 7/1/2026	100,000	96,142
4.40%, 7/1/2046	120,000	103,155
		1,584,323
ELECTRONICS — 0.3%
Honeywell International, Inc.:
1.75%, 9/1/2031 (a)	87,000	70,575
2.50%, 11/1/2026	84,000	79,422
		149,997
ENTERTAINMENT — 1.8%
Warnermedia Holdings, Inc.:
3.76%, 3/15/2027	234,000	223,519
4.28%, 3/15/2032	289,000	258,321
5.05%, 3/15/2042	267,000	229,331
Security Description	Principal Amount	Value
5.14%, 3/15/2052	$394,000	$327,056
		1,038,227
ENVIRONMENTAL CONTROL — 0.1%
Waste Management, Inc. 4.88%, 2/15/2034	75,000	74,570
FOOD — 0.9%
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL 6.75%, 3/15/2034 (b)	95,000	99,894
Kraft Heinz Foods Co.:
3.00%, 6/1/2026	108,000	103,453
4.38%, 6/1/2046	153,000	129,069
5.20%, 7/15/2045	103,000	97,549
Tyson Foods, Inc. 5.10%, 9/28/2048	90,000	81,067
		511,032
HEALTH CARE PRODUCTS — 0.3%
Abbott Laboratories 4.90%, 11/30/2046	182,000	176,940
HEALTH CARE SERVICES — 0.6%
Centene Corp. 4.63%, 12/15/2029	196,000	185,939
HCA, Inc. 3.50%, 9/1/2030	160,000	144,615
		330,554
HOUSEHOLD PRODUCTS — 0.1%
Procter & Gamble Co. 3.00%, 3/25/2030	87,000	80,167
INSURANCE — 0.8%
Berkshire Hathaway Finance Corp.:
2.85%, 10/15/2050	243,000	163,106
3.85%, 3/15/2052	158,000	127,661
Chubb INA Holdings, Inc. 3.35%, 5/3/2026	69,000	66,708
Marsh & McLennan Cos., Inc. 4.38%, 3/15/2029	94,000	92,385
		449,860
INTERNET — 1.1%
Amazon.com, Inc.:
2.10%, 5/12/2031	174,000	147,314
3.10%, 5/12/2051	167,000	119,249
3.15%, 8/22/2027	204,000	194,532
4.05%, 8/22/2047	204,000	177,366
		638,461
MACHINERY, CONSTRUCTION & MINING — 0.2%
Caterpillar Financial Services Corp. Series DMTN, 4.35%, 5/15/2026	95,000	94,005

See accompanying notes to Schedule of Investments.

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
MACHINERY-DIVERSIFIED — 0.1%
John Deere Capital Corp. Series MTN, 4.95%, 7/14/2028	$87,000	$87,701
MEDIA — 1.7%
Charter Communications Operating LLC/Charter Communications Operating Capital 6.48%, 10/23/2045	212,000	196,255
Comcast Corp.:
2.89%, 11/1/2051	280,000	181,110
2.94%, 11/1/2056	348,000	218,067
2.99%, 11/1/2063	225,000	137,582
4.15%, 10/15/2028 (a)	230,000	224,598
		957,612
MINING — 0.3%
BHP Billiton Finance USA Ltd. 5.25%, 9/8/2033	90,000	90,955
Freeport-McMoRan, Inc. 5.45%, 3/15/2043	102,000	97,394
		188,349
MISCELLANEOUS MANUFACTURER — 0.4%
Eaton Corp. 4.15%, 3/15/2033	80,000	75,842
Siemens Financieringsmaatschappij NV:
2.15%, 3/11/2031 (a) (b)	100,000	84,192
2.88%, 3/11/2041 (b)	95,000	72,540
		232,574
OIL & GAS — 5.2%
BP Capital Markets America, Inc.:
2.72%, 1/12/2032	120,000	103,287
2.94%, 6/4/2051	75,000	50,083
3.00%, 2/24/2050 (a)	205,000	139,121
3.06%, 6/17/2041	42,000	31,807
3.38%, 2/8/2061	205,000	140,728
4.23%, 11/6/2028	120,000	117,432
4.81%, 2/13/2033	131,000	129,246
4.89%, 9/11/2033	67,000	66,424
BP Capital Markets PLC 3.28%, 9/19/2027	84,000	79,935
Chevron Corp.:
2.24%, 5/11/2030 (a)	88,000	77,016
2.95%, 5/16/2026	132,000	127,186
Continental Resources, Inc. 5.75%, 1/15/2031 (b)	90,000	89,637
Exxon Mobil Corp.:
2.61%, 10/15/2030	150,000	132,975
3.10%, 8/16/2049	90,000	63,808
3.45%, 4/15/2051 (a)	156,000	117,795
3.48%, 3/19/2030 (a)	105,000	98,973
4.23%, 3/19/2040	90,000	81,984
4.33%, 3/19/2050 (a)	158,000	139,368
Security Description	Principal Amount	Value
Occidental Petroleum Corp.:
6.45%, 9/15/2036	$98,000	$104,280
6.63%, 9/1/2030	85,000	90,013
Shell International Finance BV:
2.38%, 11/7/2029	84,000	74,782
2.75%, 4/6/2030 (a)	93,000	83,734
2.88%, 5/10/2026 (a)	118,000	113,385
3.25%, 4/6/2050 (a)	115,000	83,403
3.88%, 11/13/2028	84,000	81,467
4.00%, 5/10/2046	150,000	125,967
4.38%, 5/11/2045	170,000	151,871
6.38%, 12/15/2038	208,000	235,273
TotalEnergies Capital International SA 3.13%, 5/29/2050 (a)	122,000	86,496
		3,017,476
OIL & GAS SERVICES — 0.2%
Halliburton Co. 5.00%, 11/15/2045	100,000	93,824
PHARMACEUTICALS — 9.6%
AbbVie, Inc.:
2.95%, 11/21/2026	232,000	221,013
3.20%, 11/21/2029	321,000	295,857
4.05%, 11/21/2039	220,000	195,894
4.25%, 11/21/2049	335,000	290,066
5.05%, 3/15/2034	170,000	172,103
5.40%, 3/15/2054	185,000	190,411
AstraZeneca PLC 6.45%, 9/15/2037	160,000	180,758
Bayer U.S. Finance II LLC 4.38%, 12/15/2028 (b)	202,000	190,006
Bristol-Myers Squibb Co.:
4.25%, 10/26/2049	216,000	183,898
5.55%, 2/22/2054	165,000	169,841
Cigna Group:
4.38%, 10/15/2028	213,000	207,973
4.90%, 12/15/2048 (a)	174,000	158,226
CVS Health Corp.:
4.30%, 3/25/2028 (a)	288,000	281,197
4.78%, 3/25/2038	258,000	238,215
5.05%, 3/25/2048	461,000	417,785
5.13%, 7/20/2045	204,000	187,522
GlaxoSmithKline Capital, Inc. 6.38%, 5/15/2038	150,000	169,234
Pfizer Investment Enterprises Pte. Ltd.:
4.45%, 5/19/2026	149,000	147,548
4.45%, 5/19/2028	169,000	166,637
4.65%, 5/19/2030	269,000	266,499
4.75%, 5/19/2033	284,000	279,340
5.11%, 5/19/2043	169,000	165,257
5.30%, 5/19/2053 (a)	339,000	336,539
5.34%, 5/19/2063	234,000	228,505

See accompanying notes to Schedule of Investments.

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	$165,000	$157,857
		5,498,181
PIPELINES — 4.2%
Cheniere Energy Partners LP 4.00%, 3/1/2031	187,000	169,783
Cheniere Energy, Inc. 4.63%, 10/15/2028 (a)	87,000	84,232
Columbia Pipelines Operating Co. LLC 6.04%, 11/15/2033 (b)	82,000	84,993
Enbridge, Inc. 5.70%, 3/8/2033	131,000	133,880
Energy Transfer LP:
3.75%, 5/15/2030	79,000	72,823
5.00%, 5/15/2050 (a)	120,000	105,032
5.25%, 4/15/2029	84,000	84,148
5.40%, 10/1/2047	80,000	73,664
5.75%, 2/15/2033	87,000	88,416
5.95%, 5/15/2054	100,000	99,418
6.25%, 4/15/2049	115,000	117,739
6.55%, 12/1/2033	80,000	85,669
Enterprise Products Operating LLC 4.85%, 3/15/2044	85,000	79,399
Kinder Morgan, Inc.:
5.20%, 6/1/2033	87,000	85,644
5.55%, 6/1/2045	100,000	95,212
MPLX LP:
2.65%, 8/15/2030	90,000	77,360
4.50%, 4/15/2038	110,000	97,498
4.70%, 4/15/2048	85,000	72,458
4.95%, 3/14/2052	86,000	75,247
ONEOK, Inc.:
6.05%, 9/1/2033	87,000	90,682
6.63%, 9/1/2053	98,000	107,475
Sabine Pass Liquefaction LLC:
4.50%, 5/15/2030	105,000	101,014
5.00%, 3/15/2027	82,000	81,765
5.88%, 6/30/2026	92,000	92,788
Williams Cos., Inc.:
2.60%, 3/15/2031	130,000	110,726
3.75%, 6/15/2027	42,000	40,427
		2,407,492
REAL ESTATE INVESTMENT TRUSTS — 0.3%
American Tower Corp. 3.80%, 8/15/2029	96,000	89,581
VICI Properties LP 5.13%, 5/15/2032	90,000	86,099
		175,680
RETAIL — 3.7%
Costco Wholesale Corp. 1.60%, 4/20/2030	98,000	82,518
Security Description	Principal Amount	Value
Home Depot, Inc.:
2.70%, 4/15/2030	$84,000	$74,829
2.95%, 6/15/2029	98,000	90,102
3.35%, 4/15/2050	90,000	66,011
3.63%, 4/15/2052	82,000	62,495
4.25%, 4/1/2046	45,000	38,864
4.50%, 9/15/2032	50,000	49,070
5.88%, 12/16/2036	179,000	192,274
Lowe's Cos., Inc.:
2.50%, 4/15/2026	81,000	77,035
2.63%, 4/1/2031	179,000	153,860
3.00%, 10/15/2050	48,000	31,357
3.10%, 5/3/2027	84,000	79,722
3.65%, 4/5/2029	84,000	79,676
3.70%, 4/15/2046	30,000	22,983
3.75%, 4/1/2032	84,000	77,200
4.25%, 4/1/2052	127,000	103,661
5.63%, 4/15/2053	117,000	117,995
McDonald's Corp.:
Series MTN, 3.63%, 9/1/2049 (a)	93,000	70,298
Series MTN, 4.88%, 12/9/2045	105,000	97,669
Walmart, Inc.:
1.80%, 9/22/2031	110,000	91,148
2.65%, 9/22/2051	34,000	22,394
3.70%, 6/26/2028	84,000	81,848
4.05%, 6/29/2048	115,000	99,742
4.10%, 4/15/2033 (a)	42,000	40,440
4.50%, 4/15/2053	132,000	121,811
5.25%, 9/1/2035	75,000	78,575
		2,103,577
SEMICONDUCTORS — 0.9%
Broadcom, Inc.:
3.14%, 11/15/2035 (b)	167,000	134,714
3.47%, 4/15/2034 (a) (b)	192,000	164,298
3.50%, 2/15/2041 (b)	190,000	147,531
Intel Corp. 5.13%, 2/10/2030	70,000	71,084
		517,627
SOFTWARE — 4.3%
Fiserv, Inc. 3.50%, 7/1/2029	175,000	162,958
Microsoft Corp.:
2.40%, 8/8/2026	200,000	189,931
2.53%, 6/1/2050	361,000	236,761
2.68%, 6/1/2060	211,000	135,065
2.92%, 3/17/2052	365,000	257,668
3.30%, 2/6/2027	230,000	223,057
Oracle Corp.:
2.65%, 7/15/2026	164,000	155,236
2.88%, 3/25/2031	182,000	158,122
2.95%, 4/1/2030	237,000	210,932
3.60%, 4/1/2040	169,000	132,920
3.60%, 4/1/2050	264,000	189,779

See accompanying notes to Schedule of Investments.

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.85%, 4/1/2060	$179,000	$126,936
3.95%, 3/25/2051 (a)	192,000	146,163
4.00%, 7/15/2046	174,000	136,739
		2,462,267
TELECOMMUNICATIONS — 7.3%
AT&T, Inc.:
2.55%, 12/1/2033	196,000	156,863
2.75%, 6/1/2031	164,000	141,240
3.50%, 9/15/2053	417,000	293,586
3.55%, 9/15/2055	414,000	288,787
3.65%, 9/15/2059	387,000	269,048
3.80%, 12/1/2057	367,000	264,969
4.30%, 2/15/2030	180,000	173,056
4.35%, 3/1/2029 (a)	199,000	193,747
T-Mobile USA, Inc.:
3.75%, 4/15/2027	215,000	207,062
3.88%, 4/15/2030	408,000	382,123
Verizon Communications, Inc.:
2.36%, 3/15/2032	231,000	189,805
2.55%, 3/21/2031	249,000	212,607
2.65%, 11/20/2040	175,000	123,303
2.99%, 10/30/2056	171,000	108,822
3.40%, 3/22/2041	256,000	199,781
3.55%, 3/22/2051 (a)	258,000	191,495
3.70%, 3/22/2061	205,000	149,281
4.02%, 12/3/2029	228,000	217,496
4.13%, 3/16/2027	192,000	187,984
4.33%, 9/21/2028	246,000	240,612
		4,191,667
TRANSPORTATION — 0.7%
Burlington Northern Santa Fe LLC 5.20%, 4/15/2054 (a)	88,000	86,996
Canadian Pacific Railway Co. 3.10%, 12/2/2051	108,000	74,287
FedEx Corp. 5.25%, 5/15/2050	75,000	71,885
Union Pacific Corp.:
3.25%, 2/5/2050	125,000	91,129
3.84%, 3/20/2060	90,000	68,840
		393,137
TOTAL CORPORATE BONDS & NOTES (Cost $54,988,280)		56,429,986

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 5.9%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (d) (e)	655,488	$655,684
State Street Navigator Securities Lending Portfolio II (f) (g)	2,744,098	2,744,098
TOTAL SHORT-TERM INVESTMENTS (Cost $3,399,823)		3,399,782
TOTAL INVESTMENTS — 104.1% (Cost $58,388,103)		59,829,768
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.1)%		(2,378,843)
NET ASSETS — 100.0%		$57,450,925
(a)	All or a portion of the shares of the security are on loan at March 31, 2024.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 4.3% of net assets as of March 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2024.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
DMTN	Domestic Medium - Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

See accompanying notes to Schedule of Investments.

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$56,429,986	$—	$56,429,986
Short-Term Investments	3,399,782	—	—	3,399,782
TOTAL INVESTMENTS	$3,399,782	$56,429,986	$—	$59,829,768

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	299,965	$300,025	$2,217,637	$1,861,956	$13	$(35)	655,488	$655,684	$8,052
State Street Navigator Securities Lending Portfolio II	1,149,702	1,149,702	22,027,495	20,433,099	—	—	2,744,098	2,744,098	5,098
Total		$1,449,727	$24,245,132	$22,295,055	$13	$(35)		$3,399,782	$13,150

See accompanying notes to Schedule of Investments.

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•  Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event the advisor is unable to obtain an independent, third–party valuation the agreements will be fair valued.
•  Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of March 31, 2024, is disclosed in each Fund’s respective Schedule of Investments.
Futures Contracts
Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by the Funds equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
Forward Foreign Currency Exchange Contracts
Certain Funds may engage in forward foreign currency contracts to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, a Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge, the Funds give up the opportunity to profit from favorable exchange rate movements during the term of the contract.

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended March 31, 2024, are disclosed in the Schedules of Investments.
Other information regarding the Funds is available in the Funds' most recent Report to Shareholders. This information is also available on the Funds' website at https://www.ssga.com/spdrs as well as on the website of the U.S. Securities and Exchange Commission at www.sec.gov.